                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4236

                                JPMorgan Trust II
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                                Stephen M. Benham
                                522 Fifth Avenue
                               New York, NY 10036
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30, 2005

Date of reporting period: July 1, 2004 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                          ANNUAL REPORT JUNE 30, 2005




                                 JPMorgan Funds





                                     MONEY
                                     MARKET
                                     FUNDS




                          Liquid Assets Money Market Fund
                          U.S. Government Money Market Fund
                          U.S. Treasury Plus Money Market Fund
                          Municipal Money Market Fund
                          Michigan Municipal Money Market Fund
                          Ohio Municipal Money Market Fund



                                                             [JPMORGAN LOGO]
                                                             ASSET MANAGEMENT

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Fund Facts .................................................    3

Schedules of Portfolio Investments .........................    9

Statements of Assets and Liabilities .......................   31

Statements of Operations ...................................   32

Statements of Changes in Net Assets ........................   33

Financial Highlights .......................................   40

Notes to Financial Statements ..............................   58

Report of Independent Registered Public Accounting Firm ....   75

Trustees ...................................................   76

Officers ...................................................   78

Shareholder Expense Examples................................   80

Tax Letter..................................................   83


HIGHLIGHTS

- Despite higher energy prices, consumer spending remained resilient.

- The U.S. dollar increased in value against most major currencies, bolstered by strong economic news.

- Despite the Fed's boosts of short-term rates, long-term mortgage rates continued to be stubbornly low.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 2

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

TO OUR SHAREHOLDERS:

We are pleased to present the annual report for certain of the JPMorgan Money Market Funds for the one-year period ended June 30, 2005. Inside you'll find in-depth information on some of our money market funds.

MIXED ECONOMIC PICTURE
Although the economic picture was mixed over the year, U.S. gross domestic product (GDP) advanced 3.6%. Corporate profits rose along with business spending. Private employment increased and unemployment fell. Oil prices fluctuated throughout the period, rising to nearly $60-a-barrel at the end of June. Despite higher energy prices, however, consumer spending remained resilient. Inflation increased slightly, fueled by economic growth, rising commodity prices and, until late in the period, a falling dollar.

In fall 2004, the U.S. economy strengthened, driven by increased consumer and capital spending. The positive momentum from 2004 gains did not carry over to the new year, however. Fears of inflation and higher interest rates weighed on the economy and the equity markets in particular for much of the first half of 2005. Most major equity markets posted negative returns in the first quarter. While the second quarter saw some gains, the markets still struggled through the end of the period, falling short of forecasts.

The U.S. dollar increased in value against most major currencies, bolstered by strong economic news. At period end, the dollar traded at its richest against the yen in more than eight months, and also gained 11% against the euro.

CONSUMER CONFIDENCE FLARES AND HOUSING MARKETS "FROTH"
The Conference Board's U.S. Consumer Confidence Index rose to a three-year high of 105.8. With the consumer price index (CPI) and other inflation indicators contributing to low longer-term Treasury yields, the 10-year note fell to 3.91%, even as the Federal Reserve raised interest rates nine times over the period, from 1.25% to 3.25%. The spread between the 2-year and the 10-year yields narrowed to just 33 basis points, raising concerns that the curve could invert, typically a harbinger of recession. The short end of the Treasury yield curve rose for most of the period on expectations that the Fed would continue raising short-term rates. However, it declined during the spring as investors speculated that the Fed was nearing the end of its tightening cycle.

Despite the Fed's boosts of short-term rates, long-term mortgage rates continued to be stubbornly low, with rates lingering below 6%. While market strategists feared a burst in the housing bubble, Federal Reserve Chairman Alan Greenspan commented that there is no national housing bubble but there are signs of "froth" in some local markets where home prices have risen to unsustainable levels.

OUTLOOK
The Federal Open Market Committee (FOMC) June meeting statement emphasized that inflation pressures remain elevated. With the economy on a "firm footing" and spare capacity gradually being absorbed, the Fed is unlikely to pause in its current tightening process until the fed funds rate reaches 4%. The Portfolio Managers will continue to look for opportunities to obtain the highest possible yields, while remaining focused on the preservation of your principal.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND FACTS
AS OF JUNE 30, 2005


Objective.......................................  Seeks current income with liquidity and stability of principal.

Primary Investments.............................  High quality, short-term instruments including corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations.

Suggested investment time frame.................  Short-term

Share classes offered...........................  Morgan, Premier, Agency, Class B, Class C, Institutional,
                                                  Reserve, Investor and Capital

Net Assets......................................  $11.3 Billion

Average Maturity................................  50 days

S&P Rating......................................  Not Rated

Moody's Rating..................................  Not Rated

NAIC Rating.....................................  Not Rated

MATURITY SCHEDULE

1 day.....................................  26.35%

2-7 days..................................  11.23%

8-30 days.................................  24.51%

31-60 days................................  15.51%

61-90 days................................   9.19%

91-180 days...............................   4.67%

181+ days.................................   8.54%

7-DAY SEC YIELD(1)

Morgan Shares..............................  2.72%

Premier Shares.............................  2.86%

Agency Shares..............................  3.06%

Class B Shares.............................  2.33%

Class C Shares.............................  2.33%

Institutional Shares.......................  3.12%

Reserve Shares.............................  2.61%

Investor Shares............................  2.80%

Capital Shares.............................  3.16%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111 (RETAIL INVESTORS) AND 1-800-766-7722 (INSTITUTIONAL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
------------

(1 )The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares,
    Class C Shares, Institutional Shares, Reserve Shares, Investor Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.66%, 2.81%, 2.97%, 2.10%, 2.10%, 3.02%, 2.56%, 2.76% and 3.07% for Morgan Shares, Premier
    Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares, Investor Shares and Capital Shares, respectively.

    A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 4

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND FACTS
AS OF JUNE 30, 2005


Objective.......................................  Seeks high current income with liquidity and stability of principal.

Primary Investments.............................  High-quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or
                                                  instrumentalities.

Suggested investment time frame.................  Short-term

Share classes offered...........................  Morgan, Premier, Agency, Institutional, Reserve and Capital

Net Assets......................................  $15.2 Billion

Average Maturity................................  37 days

S&P Rating......................................  AAAm

Moody's Rating..................................  Aaa

NAIC Rating.....................................  Class 1

------------

The National Association of Insurance Commissioner's (NAIC) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day...........................................  31.16%

2-7 days........................................  13.16%

8-30 days.......................................  10.80%

31-60 days......................................  17.96%

61-90 days......................................  18.23%

91-180 days.....................................   7.79%

181+ days.......................................   0.90%

7-DAY SEC YIELD(1)

Morgan Shares....................................  2.63%

Premier Shares...................................  2.83%

Agency Shares....................................  2.99%

Institutional Shares.............................  3.03%

Reserve Shares...................................  2.52%

Capital Shares...................................  3.02%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111 (RETAIL INVESTORS) AND 1-800-766-7722 (INSTITUTIONAL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
------------

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, Reserve Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.59%, 2.74%, 2.90%, 2.95%, 2.48% and 2.93%, for Morgan Shares, Premier
    Shares, Agency Shares, Institutional Shares, Reserve Shares, and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND FACTS
AS OF JUNE 30, 2005


Objective.......................................  Seeks current income with liquidity and stability of principal.

Primary Investments.............................  Direct obligations of the U.S. Treasury including Treasury bills, bonds and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations.

Suggested investment time frame.................  Short-term

Share classes offered...........................  Morgan, Premier, Agency, Class B, Class C, Institutional,
                                                  Reserve and Investor

Net Assets......................................  $8.7 Billion

Average Maturity................................  17 days

S&P Rating......................................  AAAm

Moody's Rating..................................  Aaa

NAIC Rating.....................................  Approved

------------

The National Association of Insurance Commissioners' (NAIC) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE

1 day...........................................  80.06%

2-7 days........................................   0.00%

8-30 days.......................................   2.86%

31-60 days......................................   5.71%

61-90 days......................................   4.56%

91-180 days.....................................   6.81%

181+ days.......................................   0.00%

7-DAY SEC YIELD(1)

Morgan Shares....................................  2.49%

Premier Shares...................................  2.63%

Agency Shares....................................  2.82%

Class B Shares...................................  2.10%

Class C Shares...................................  2.10%

Institutional Shares.............................  2.89%

Reserve Shares...................................  2.37%

Investor Shares..................................  2.57%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111 (RETAIL INVESTORS) AND 1-800-766-7722 (INSTITUTIONAL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
------------

(1 )The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares,
    Class C Shares, Institutional Shares, Reserve Shares and Investor Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.45%, 2.60%, 2.75%, 1.89%, 1.89%, 2.81%, 2.34% and 2.55%, for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Shares, Reserve Shares and Investor Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 6

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND FACTS
AS OF JUNE 30, 2005


Objective.......................................  Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and
                                                  stability of principal.

Primary Investments.............................  High-quality short-term municipal securities, which provide tax-exempt income.

Suggested investment time frame.................  Short-term

Share classes offered...........................  Morgan, Premier, Agency, Institutional, and Reserve

Net Assets......................................  $1.3 Billion

Average Maturity................................  34 days

S&P Rating......................................  Not Rated

Moody's Rating..................................  Not Rated

NAIC Rating.....................................  Not Rated

MATURITY SCHEDULE

1 day.....................................   4.30%

2-7 days..................................  68.87%

8-30 days.................................   5.58%

31-60 days................................   8.80%

61-90 days................................   3.42%

91-180 days...............................   4.11%

181+ days.................................   4.92%

7-DAY SEC YIELD(1)

Morgan Shares..............................  1.92%

Premier Shares.............................  2.07%

Agency Shares..............................  2.26%

Institutional Shares.......................  2.32%

Reserve Shares.............................  1.81%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111 (RETAIL INVESTORS) AND 1-800-766-7722 (INSTITUTIONAL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
------------

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.89%, 2.05%, 2.20%, 2.25% and 1.79%, for Morgan Shares, Premier Shares, Agency Shares, Institutional Shares, and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND FACTS
AS OF JUNE 30, 2005


Objective.......................................  Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is
                                                  consistent with capital preservation and stability of
                                                  principal.

Primary Investments.............................  High-quality short-term municipal securities issued in
                                                  Michigan, which provide tax-exempt income.

Suggested investment time frame.................  Short-term

Share classes offered...........................  Morgan, Premier, Reserve

Net Assets......................................  $190.8 Million

Average Maturity................................  21 days

S&P Rating......................................  Not Rated

Moody's Rating..................................  Not Rated

NAIC Rating.....................................  Not Rated

MATURITY SCHEDULE

1 day.....................................   2.88%

2-7 days..................................  83.25%

8-30 days.................................   1.05%

31-60 days................................   5.43%

61-90 days................................   0.00%

91-180 days...............................   4.58%

181+ days.................................   2.81%

7-DAY SEC YIELD(1)

Morgan Shares..............................  1.94%

Premier Shares.............................  2.09%

Reserve Shares.............................  1.83%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111 (RETAIL INVESTORS) AND 1-800-766-7722 (INSTITUTIONAL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
------------

(1) The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.69%, 1.84%, and 1.58% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 8

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND FACTS
AS OF JUNE 30, 2005


Objective.......................................  Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is
                                                  consistent with capital preservation and stability of
                                                  principal.

Primary Investments.............................  High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income.

Suggested investment time frame.................  Short-term

Share classes offered...........................  Morgan, Premier, Reserve

Net Assets......................................  $129.1 Million

Average Maturity................................  33 days

S&P Rating......................................  Not Rated

Moody's Rating..................................  Not Rated

NAIC Rating.....................................  Not Rated

MATURITY SCHEDULE

1 day.....................................   9.17%

2-7 days..................................  73.77%

8-30 days.................................   0.97%

31-60 days................................   0.78%

61-90 days................................   2.57%

91-180 days...............................   6.22%

181+ days.................................   6.52%

7-DAY SEC YIELD(1)

Morgan Shares..............................  1.93%

Premier Shares.............................  2.07%

Reserve Shares.............................  1.81%

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111 (RETAIL INVESTORS) AND 1-800-766-7722 (INSTITUTIONAL INVESTORS).

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
------------

(1) The yields for Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.72%, 1.87% and 1.61% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
AS OF JUNE 30, 2005

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
CERTIFICATES OF DEPOSIT (17.8%):
 168,000    ABN Amro Bank NV 3.17%,
              10/11/05....................      168,001
  40,000    Alliance & Leicester plc
              3.47%, 12/09/05.............       40,000
            Barclays Bank plc
  50,000    3.31%, 10/11/05...............       50,000
  80,000    3.46%, 12/07/05...............       79,998
            BNP Paribas
 215,000    2.98%, 07/11/05...............      215,000
 200,000    3.28%, 09/12/05...............      200,000
  50,000    BNP Paribas (France) 3.20%,
              08/31/05....................       50,000
 150,000    Calyon (France) 3.41%,
              03/21/06....................      150,000
 225,000    Canadian Imperial Bank of
              Commerce (Canada) 3.28%,
              07/15/05....................      225,000
 100,000    Citibank N.A. 3.40%,
              09/21/05....................      100,000
  50,000    Deutsche Bank AG 3.06%,
              08/09/05....................       50,000
  50,000    HBOS Treasury Services plc
              3.82%, 05/01/06.............       50,000
 195,000    Nordea Bank of Finland plc
              3.60%, 12/28/05.............      195,000
 150,000    Royal Bank of Scotland plc
              (United Kingdom) 3.24%,
              07/23/05 (e)................      150,000
  30,000    Societe Generale 2.49%,
              07/15/05....................       30,000
            Unicredito Italiano Lux
  50,000    3.15%, 08/09/05...............       50,000
 125,000    3.24%, 08/26/05...............      125,000
  75,000    Wells Fargo & Co. Series C,
              3.18%, 07/02/05.............       75,000
                                            -----------
  Total Certificates of Deposit               2,002,999
                                            -----------
COMMERCIAL PAPER (32.0%):
  30,000    Ajax Bambino Funding, Inc.
              (Cayman Islands) 3.43%,
              09/21/05 (m)................       29,768
  75,000    Alliance & Leicester plc
              2.96%, 07/08/05 (m).........       74,957
            ASAP Funding Ltd.
              (Cayman Islands)
  22,000    3.24%, 08/01/05...............       21,939
  25,000    3.28%, 08/03/05...............       24,925
  82,773    Atlantis One Funding Corp.
              2.98%, 08/16/05.............       82,462

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
 100,000    Barclays U.S. Funding Corp.
              3.32%, 09/06/05.............       99,388
  39,800    Bavaria TRR Corp. 3.33%,
              07/20/05....................       39,730
 100,000    Charta Corp.
              3.26%, 08/23/05.............       99,523
  20,000    CIT Group, Inc. 3.16%,
              08/11/05....................       19,928
 100,000    Citibank Credit Card Issuance
              Trust 3.26%, 08/11/05.......       99,631
            Citibank N.A.
  70,000    3.23%, 08/24/05...............       70,000
  50,000    3.21%, 08/09/05...............       49,827
  60,682    Concord Minuteman LLC 3.29%,
              07/19/05....................       60,581
  75,000    Corporate Asset Funding 3.27%,
              08/11/05....................       74,722
 100,000    Dakota (Citibank Credit Card
              Master Trust) 3.21%,
              07/18/05....................       99,849
            Depfa Bank plc
  50,000    3.05%, 07/06/05...............       49,979
  25,000    3.22%, 08/22/05...............       24,885
  50,000    Depfa Bank plc (Ireland)
              3.21%, 08/16/05.............       49,797
            Edison Asset Securitization
              LLC
 100,000    2.87%, 07/11/05...............       99,921
  50,000    3.40%, 07/01/05...............       50,000
            Fcar Owner Trust
  50,000    3.28%, 09/02/05...............       49,716
  24,100    3.13%, 08/02/05...............       24,034
  25,000    3.30%, 08/15/05...............       24,897
  30,000    Galaxy Funding Corp. 3.05%,
              07/07/05....................       29,985
            General Electric Capital Corp.
 100,000    3.58%, 12/19/05...............       98,328
  70,000    3.10%, 11/02/05...............       69,269
  25,000    Giro Balanced Funding Corp.
              3.12%, 07/06/05.............       24,989
 100,000    Grampian Funding LLC (United
              Kingdom) 2.94%, 08/10/05....       99,678
  50,000    Greenwich Capital Holdings
              3.60%, 11/07/05.............       50,000
  56,000    International Lease 3.60%,
              07/07/05....................       55,036
  55,000    Intesa Funding LLC 3.08%,
              07/08/05....................       54,967

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 10

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
  64,822    KBC Financial Products
              International Ltd. (Cayman
              Islands) 3.40%, 07/01/05....       64,822
  50,000    Kitty Hawk Funding Corp.
              3.29%, 07/25/05.............       49,891
  25,000    Lake Constance Funding Corp.
              3.28%, 09/01/05.............       24,860
  50,000    Leafs LLC 3.12%, 02/21/06.....       50,000
            Lexington Parker Capital Co.
              LLC
 323,112    3.07%, 07/06/05...............      322,975
  56,172    3.07%, 07/12/05...............       56,120
  41,392    3.12%, 07/22/05...............       41,331
  50,000    3.26%, 08/22/05...............       49,767
  20,000    Mane Funding Corp. 3.29%,
              08/17/05....................       19,915
            Morgan Stanley
 134,000    3.28%, 07/01/05...............      134,000
  45,000    3.30%, 02/17/06...............       45,000
 275,000    3.34%, 07/01/05...............      275,000
 100,000    Newport Funding Corp. 3.29%,
              09/07/05....................       99,384
  52,300    Norddeutsche Landesbank 3.10%,
              07/21/05....................       52,211
   5,500    Park Granada LLC 3.30%,
              08/02/05....................        5,484
 100,196    Park Sienna LLC 2.32%,
              07/29/05....................      100,015
  50,000    Picaros Funding LLC 3.61%,
              12/15/05....................       49,177
  18,129    Scaldis Capital Ltd. 3.21%,
              07/18/05....................       18,102
  52,602    Scaldis Capital LLC (United
              Kingdom) 3.07%, 08/16/05....       52,388
            Sigma Finance, Inc.
  57,000    2.94%, 08/10/05...............       56,816
  53,000    3.07%, 08/08/05...............       52,827
  45,000    Silver Tower U.S. Funding LLC
              3.60%, 12/16/05.............       44,257
  50,000    Societe Generale (France)
              3.22%, 08/26/05.............       49,998
  20,000    Swedish National Housing
              Finance 3.48%, 12/09/05.....       19,694
  25,000    Tulip Funding Corp. 3.33%,
              07/29/05....................       24,935
  50,000    Westlb 3.26%, 07/05/05........       49,982
                                            -----------
  Total Commercial Paper                      3,611,662
                                            -----------
CORPORATE NOTES/MEDIUM TERM NOTES (28.4%):
  50,000    Australia & New Zealand
              Banking Group Ltd.
              (Australia) 3.28%,
              07/23/05 (e)................       50,000

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
  75,000    Bank of America NA FRN, 3.31%,
              07/01/06....................       75,000
  40,000    Barclays Bank plc FRN, 3.26%,
              07/30/05....................       39,995
 254,000    Bayerische Landesbank
              (Germany) FRN, 3.32%,
              07/24/05....................      254,000
            Beta Finance, Inc.
  30,000    3.07%, 09/13/05 (e)...........       29,997
  40,000    FRN, 3.07%, 08/25/05 (e)......       39,997
  30,000    Series 1, FRN, 3.24%,
              07/20/05 (e)................       30,002
  50,000    CC USA, Inc. FRN, 3.07%,
              08/25/05 (e)................       49,997
  80,000    Citigroup Global Markets
              Holdings, Inc. Series A,
              FRN, 3.44%, 09/12/05 (c)....       80,029
  50,000    Corp. Andina de Fomento
              (Supranational) FRN, 3.44%,
              08/17/05....................       50,000
  10,200    Credit Suisse First Boston
              FRN, 3.44%, 09/19/05........       10,200
  82,000    Five Finance, Inc. FRN, 3.16%,
              07/10/05 (e)................       81,997
            General Electric Capital Corp.
 150,000    FRN, 3.15%, 07/07/05..........      150,000
   6,000    FRN, 3.28%, 07/09/05..........        6,000
  25,000    Goldman Sachs Group, Inc.
              3.62%, 12/12/05.............       25,000
            HBOS Treasury Services plc
              (United Kingdom)
 175,000    FRN, 3.13%, 07/02/05 (e)......      175,000
 150,000    FRN, 3.33%, 08/20/05 (e)......      150,000
            K2 (USA) LLC
  54,250    3.07%, 09/20/05 (e)...........       54,247
  95,000    FRN, 3.31%, 07/01/06 (e)......       94,994
  35,000    3.32%, 10/17/05 (e)...........       34,997
  40,000    FRN, 3.07%, 08/15/05 (e)......       39,998
  25,000    FRN, 3.39%, 12/15/05 (e)......       24,998
  52,000    Series 1, FRN, 3.17%,
              07/11/05 (e)................       51,992
            Links Finance LLC
  50,000    3.07%, 08/15/05 (e)...........       49,995
  75,000    3.07%, 09/20/05 (e)...........       74,993
  50,000    Series 1, FRN, 3.07%,
              08/25/05 (e)................       49,995
  40,000    Merrill Lynch & Co., Inc.
              Series 1, FRN, 3.18%,
              07/04/05....................       40,000
  67,000    Money Market Trust Series A,
              FRN, 3.30%, 07/15/05 (e) (f)
              (i).........................       67,000

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
  27,000    Monumental Global Funding II
              3.30%, 08/19/05 (e).........       27,013
  21,200    Morgan Stanley Series 1, FRN,
              3.34%, 08/15/05.............       21,204
  75,000    Natexis Banques (France)
              3.41%, 07/01/05.............       75,008
  80,000    Premium Asset Trust Series
              2003-5, FRN, 3.22%,
              07/01/05 (e) (f) (i)........       80,000
            Racers
  15,000    3.27%, 07/08/05 (e) (f) (i)...       15,000
  80,000    Series 2001-8-ZCM, FRN, 3.31%,
              07/01/05....................       80,000
            Sigma Finance, Inc.
 150,000    3.83%, 04/28/06 (e)...........      150,000
  20,000    FRN, 3.07%, 08/16/05, (e).....       19,999
  45,000    3.07%, 09/01/05 (e)...........       44,996
 100,000    FRN, 3.27%, 07/25/05 (e)......       99,992
  50,000    Structured Asset Repackaged
              Trust Series 2003-8, FRN,
              3.22%, 07/15/05 (e) (f)
              (i).........................       50,000
 240,000    Structured Products Asset
              Return, Certificates Series
              2004-1, 3.20%, 07/26/05.....      240,000
            Tango Finance Corp.
  20,000    FRN, 3.18%, 07/15/05 (e)......       20,000
  25,000    FRN, 3.23%, 07/23/05 (e)......       25,000
  64,000    FRN, 3.28%, 10/28/05 (e)......       63,998
  38,000    FRN, 3.29%, 07/31/05 (e)......       38,000
            Wachovia Asset Securitization,
              Inc.
  15,000    3.29%, 07/25/05 (e) (f) (i)...       15,000
 134,543    Series 2004-HM1A, Class A,
              FRN, 3.30%, 07/27/05 (e)....      134,543
  20,000    Wal-Mart Stores, Inc. 5.59%,
              06/01/06....................       20,333
  75,000    Wells Fargo & Co. 3.14%,
              07/03/05....................       75,000
  25,000    Whitehawk CDO Funding Ltd.
              3.43%, 09/15/05 (e) (f)
              (i).........................       25,000
                                            -----------
  Total Corporate Notes/Medium Term Notes     3,200,509
                                            -----------
DEMAND NOTE (0.4%):
  50,000    Transamerica Asset Funding
              Corp. 3.19%, 07/02/05 (f)...       50,000
                                            -----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
FUNDING AGREEMENTS (2.0%):
  75,000    AIG Life Insurance Co.
              3.18%, 07/01/05 (f).........       75,000
 100,000    Metropolitan Life Insurance
              Co. 3.48%, 09/17/05 (f).....      100,000
  50,000    New York Life Insurance Co.
              3.39%, 08/25/05 (f).........       50,000
                                            -----------
  Total Funding Agreements                      225,000
                                            -----------
MUNICIPAL NOTES AND BONDS (1.4%):
Michigan (0.2%)
  26,845    City of Battle Creek, Downtown
              Development GO, VAR, 3.38%,
              07/01/05....................       26,845
                                            -----------
                                        New York (1.2%)
 130,355    New York City Transitional
              Financial Authority, Future
              Tax Second Series B, Rev.,
              VAR, LIQ: Westdeutsche
              Landesbank, 3.32%,
              07/06/05....................      130,355
                                            -----------
  Total Municipal Notes and Bonds               157,200
                                            -----------
PRIVATE PLACEMENTS (4.0%):
  50,000    Morgan Stanley 3.41%,
              11/07/05....................       50,000
 330,000    Natexis Banques Populaires
              3.30%, 07/01/05.............      330,000
  73,000    Royal Bank of Canada 3.81%,
              05/02/06....................       72,985
                                            -----------
  Total Private Placements                      452,985
                                            -----------
REPURCHASE AGREEMENTS (13.7%):
 450,000    Bear Stearns & Co., 3.45%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $450,043, collateralized by
              U.S. Treasury Securities
              with a value of $459,000....      450,000
 400,000    Deutsche Bank AG, 3.51%, dated
              06/30/05, due 07/01/05,
              repurchase price $400,039,
              collateralized by U.S.
              Treasury Notes with a value
              of $408,001.................      400,000
 400,000    Goldman Sachs & Co., 3.43%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $400,038, collateralized by
              U.S. Government Agency
              Securities with a value of
              $408,000....................      400,000

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 12

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
REPURCHASE AGREEMENTS, CONTINUED:
 190,810    Goldman Sachs & Co., 3.43%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $190,828, collateralized by
              U.S. Government Agency
              Securities with a value of
              $194,626....................      190,810
 100,000    Goldman Sachs & Co., 3.51%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $100,010, collateralized by
              U.S. Government Agency
              Securities with a value of
              $102,000....................      100,000
                                            -----------
  Total Repurchase Agreements                 1,540,810
                                            -----------
TIME DEPOSITS (0.1%):
  12,809    Deutsche Bank 3.40%,
              07/01/05....................       12,809
                                            -----------
U.S. GOVERNMENT AGENCY SECURITIES (0.9%):
            Federal National Mortgage
              Association
  25,000    FRN, 2.99%, 07/03/05..........       24,996
  75,000    FRN, 3.21%, 07/29/05..........       74,978
                                            -----------
  Total U.S. Government Agency Securities        99,974
                                            -----------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED (0.0%) (g):
Investment Companies (0.0%) (g):
   1,000    BGI Prime Money Market Fund...        1,000
     278    Morgan Stanley Institutional
              Liquidity Funds.............          278
                                            -----------
  Total Investments of Cash Collateral for
  Securities Loaned                               1,278
                                            -----------
TOTAL INVESTMENTS (100.7%)
  (Cost $11,355,226)                         11,355,226
LIABILITIES IN EXCESS OF OTHER ASSETS
  (0.7)%                                        (75,769)
                                            -----------
NET ASSETS (100.0%):                        $11,279,457
                                            ===========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
DISCOUNT NOTES (22.3%)(N):
            Federal Home Loan Mortgage
              Corp.
 180,074    2.87%, 07/05/05...............      180,017
  60,000    2.89%, 07/11/05...............       59,952
  20,000    2.89%, 07/12/05...............       19,983
  63,450    2.92%, 08/16/05...............       63,216
 100,000    2.99%, 08/23/05...............       99,566
  95,000    3.09%, 09/06/05...............       94,463
 176,260    3.26%, 09/20/05...............      174,987
 200,000    3.28%, 10/11/05...............      198,170
 200,000    3.36%, 11/01/05...............      197,738
 100,000    3.41%, 12/06/05...............       98,530
            Federal National Mortgage
              Association
  66,928    2.92%, 07/27/05...............       66,789
 100,000    2.93%, 08/01/05...............       99,751
 310,000    2.93%, 08/17/05...............      308,830
 595,982    3.00%, 08/10/05...............      594,020
 100,000    3.01%, 08/24/05...............       99,556
  10,000    3.05%, 07/25/05...............        9,980
 100,000    3.07%, 08/31/05...............       99,488
  33,438    3.10%, 08/01/05...............       33,349
 100,000    3.11%, 09/07/05...............       99,422
  39,521    3.25%, 09/01/05...............       39,302
  44,553    3.27%, 09/01/05...............       44,304
  54,100    3.31%, 07/01/05...............       53,639
  66,700    3.31%, 10/03/05...............       66,132
  60,000    3.38%, 11/30/05...............       59,158
 165,125    3.41%, 11/10/05...............      163,103
 206,432    3.42%, 12/07/05...............      203,368
 107,510    3.42%, 10/03/05...............      106,558
  56,050    3.45%, 10/03/05...............       55,548
                                            -----------
  Total Discount Notes                        3,388,919
                                            -----------
U.S. GOVERNMENT AGENCY SECURITIES (50.3%):
            Federal Farm Credit Bank
  12,780    1.54%, 09/15/05...............       12,757
  15,575    1.65%, 08/03/05...............       15,565
 100,000    FRN, 2.98%, 07/01/05..........       99,977
 300,000    FRN, 2.99%, 07/01/05..........      299,965
 100,000    FRN, 3.01%, 08/09/05..........       99,927
  65,000    FRN, 3.03%, 07/01/05..........       65,000
  75,000    FRN, 3.05%, 07/01/05..........       74,993
 125,000    FRN, 3.06%, 07/01/05..........      125,000
  75,000    FRN, 3.07%, 07/06/05..........       74,991
 100,000    FRN, 3.28%, 08/22/05..........       99,968
  50,000    FRN, 3.32%, 09/21/05..........       49,988
            Federal Home Loan Bank System
  13,420    1.70%, 08/19/05...............       13,408

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
  60,000    2.38%, 02/15/06...............       59,523
   7,900    5.38%, 02/15/06...............        7,981
 200,000    FRN, 3.00%, 07/03/05..........      199,974
 150,000    FRN, 3.00%, 07/05/05..........      149,982
 300,000    FRN, 3.03%, 07/20/05..........      299,880
 250,000    FRN, 3.10%, 08/02/05..........      249,838
 200,000    FRN, 3.12%, 08/10/05..........      199,906
  50,000    FRN, 3.14%, 07/16/05..........       49,997
 200,000    FRN, 3.15%, 08/16/05..........      199,886
 325,000    FRN, 3.16%, 07/21/05..........      324,779
 452,400    FRN, 3.25%, 09/08/05..........      452,353
 250,000    FRN, 3.26%, 07/01/05..........      249,977
 237,675    FRN, 3.26%, 09/12/05..........      237,651
  70,000    FRN, 3.32%, 09/20/05..........       69,994
 300,000    FRN, 3.36%, 09/28/05..........      299,889
            Federal Home Loan Mortgage
              Corp.
  50,000    7.00%, 07/15/05...............       50,086
  50,000    FRN, 2.38%, 07/15/05..........       49,998
  65,000    FRN, 2.40%, 07/15/05..........       64,999
 240,000    FRN, 3.08%, 07/07/05..........      240,000
  21,000    FRN, 3.18%, 08/07/05..........       21,002
 265,520    FRN, 3.34%, 09/09/05..........      265,520
 300,000    FRN, 3.34%, 09/27/05..........      299,733
            Federal National Mortgage
              Association
  31,627    3.29%, 07/25/05...............       31,452
 300,000    3.31%, 09/22/05...............      299,738
  70,911    5.50%, 02/15/06...............       71,692
  10,000    7.00%, 07/15/05...............       10,017
 300,000    FRN, 2.99%, 07/03/05..........      299,950
  43,000    FRN, 3.00%, 07/06/05..........       43,000
 594,000    FRN, 3.04%, 07/07/05..........      593,558
 250,000    FRN, 3.05%, 07/07/05..........      249,922
 290,000    FRN, 3.14%, 07/17/05..........      289,985
 340,000    FRN, 3.21%, 07/29/05..........      339,944
 250,000    FRN, 3.22%, 09/06/05..........      249,972
  25,000    FRN, 3.25%, 09/09/05..........       24,991
  75,000    Zero Coupon, 08/01/05.........       74,787
                                            -----------
  Total U.S. Government Agency Securities     7,653,495
                                            -----------
REPURCHASE AGREEMENTS (28.9%):
 100,000    Bank of America Corp., 3.35%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $100,009, collateralized by
              U.S. Government Agency
              Securities with a value of
              $102,001....................      100,000

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 14

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
REPURCHASE AGREEMENTS, CONTINUED:
1,500,000   Bank of America Corp., 3.43%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $1,500,143, collateralized
              by U.S. Government Agency
              Securities with a value of
              $1,530,000..................    1,500,000
1,000,000   Barclays Capital, Inc., 3.40%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $1,000,094, collateralized
              by U.S. Government Agency
              Securities with a value of
              $1,020,000 (m)..............    1,000,000
 166,687    Goldman Sachs & Co., 2.55%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $166,699, collateralized by
              U.S. Government Agency
              Securities with a value of
              $170,021....................      166,687
 318,694    Goldman Sachs & Co., 2.60%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $318,717, collateralized by
              U.S. Government Agency
              Securities with a value of
              $325,068....................      318,694
 309,437    Goldman Sachs & Co., 3.43%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $309,466, collateralized by
              U.S. Government Agency
              Securities with a value of
              $315,626....................      309,437

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  -----------
REPURCHASE AGREEMENTS, CONTINUED:
 500,000    UBS AG, 3.21%, dated 06/30/05,
              due 08/09/05, repurchase
              price $500,045,
              collateralized by U.S.
              Government Agency Securities
              with a value of $510,003....      500,000
 100,000    UBS Securities, 3.35%, dated
              06/30/05, due 07/01/05,
              repurchase price $100,009,
              collateralized by U.S.
              Government Agency Securities
              with a value of $102,001....      100,000
 400,000    UBS Securities, 3.45%, dated
              06/30/05, due 07/01/05,
              repurchase price $400,038,
              collateralized by U.S.
              Government Agency Securities
              with a value of $408,003....      400,000
                                            -----------
  Total Repurchase Agreements                 4,394,818
                                            -----------
TOTAL INVESTMENTS (101.5%)
  (Cost $15,437,232)                         15,437,232
LIABILITIES IN EXCESS OF OTHER ASSETS
  (1.5%)                                       (233,501)
                                            -----------
NET ASSETS (100.0%)                         $15,203,731
                                            ===========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN U.S. TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
U.S. GOVERNMENT SECURITIES (20.0%):
U.S. Treasury Bills (20.0%) (n):
  250,000   2.66%, 07/28/05...............     249,507
  200,000   2.91%, 08/04/05...............     199,457
   50,000   2.73%, 08/11/05...............      49,847
  250,000   3.01%, 08/25/05...............     248,866
  100,000   2.99%, 09/01/05...............      99,490
  200,000   3.03%, 09/08/05...............     198,854
  100,000   3.04%, 09/15/05...............      99,367
  200,000   3.12%, 10/27/05...............     197,986
  100,000   3.15%, 11/03/05...............      98,923
  100,000   3.11%, 11/25/05...............      98,750
  100,000   3.13%, 12/01/05...............      98,690
  100,000   3.11%, 12/08/05...............      98,640
                                            ----------
  Total U.S. Government Securities           1,738,377
                                            ----------
REPURCHASE AGREEMENTS (80.2%):
  500,000   Bank of America Corp., 2.75%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $500,038, collateralized
              by U.S. Treasury Securities
              with a value of $510,000
              (m).........................     500,000
  200,000   Bank of America Corp., 2.95%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $200,016, collateralized
              by U.S. Treasury Securities
              with a value of $204,000....     200,000
  600,000   Deutsche Bank Securities,
              2.98%, dated 06/30/05, due
              07/01/05, repurchase price
              $600,050, collateralized by
              U.S. Treasury Notes with a
              value of $612,000...........     600,000

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION        VALUE($)
---------   ------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
   31,306   Goldman Sachs & Co., 2.60%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $31,308, collateralized by
              U.S. Treasury Securities
              with a value of $31,933.....      31,306
1,600,000   Goldman Sachs & Co., 2.80%,
              dated 06/30/05, due
              07/01/05, repurchase price
              $1,600,124, collateralized
              by U.S. Treasury Securities
              with a value of
              $1,632,000..................   1,600,000
  250,000   HSBC Securities, 2.88%, dated
              06/30/05, due 07/01/05,
              repurchase price $250,020,
              collateralized by U.S.
              Treasury Securities with a
              value of $255,000...........     250,000
1,900,000   Morgan Stanley, 2.90%, dated
              06/30/05, due 07/01/05,
              repurchase price $1,900,153,
              collateralized by U.S.
              Treasury Bonds with a value
              of $1,938,065...............   1,900,000
1,900,000   UBS Securities, 2.98%, dated
              06/30/05, due 07/01/05,
              repurchase price $1,900,157,
              collateralized by U.S.
              Treasury Securities with a
              value of $1,938,004.........   1,900,000
                                            ----------
  Total Repurchase Agreements                6,981,306
                                            ----------
TOTAL INVESTMENTS (100.2%)
  (Cost $8,719,683)                          8,719,683
LIABILITIES IN EXCESS OF OTHER ASSETS
(0.2%)                                         (16,332)
                                            ----------
NET ASSETS (100.0%)                         $8,703,351
                                            ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 16

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMERCIAL PAPER (12.3%):
California (0.3%):
  4,000     State of California
            2.65%, 08/01/05................       4,000
                                             ----------
District of Columbia (2.0%):
 15,500     District of Columbia 2.53%,
              08/22/05.....................      15,500
 10,600     Metropolitan Washington D.C.
              Airports AMT, LOC: Bank of
              America, 2.70%, 10/03/05.....      10,600
                                             ----------
                                                 26,100
                                             ----------
Indiana (2.6%):
            Indiana Solid Waste Pure Air
 16,000     Series 90, AMT, LOC: Landesbank
              Hessen-Thueringen, 2.70%,
              08/03/05.....................      16,000
 18,000     Series 91, AMT, LOC: Landesbank
              Hessen-Thueringen, 2.70%,
              08/03/05.....................      18,000
                                             ----------
                                                 34,000
                                             ----------
Maryland (2.6%):
            John Hopkins University
 14,200     Series A, 2.45%, 10/06/05......      14,200
 19,700     Series A, LIQ: Wachovia Bank
              N.A., 2.50%, 07/05/05........      19,700
                                             ----------
                                                 33,900
                                             ----------
Michigan (2.9%):
            Michigan State Housing
              Development Authority, Multi-
              Family
 20,000     Series A, AMT, LOC: Landesbank
              Hessen-Thueringen, 2.52%,
              08/15/05.....................      20,001
 14,500     Series A, AMT, LOC: Landesbank
              Hessen-Thueringen, 2.70%,
              07/05/05.....................      14,500
  5,000     Michigan State Building
              Authority LOC: Bank of New
              York, 2.68%, 07/21/05........       5,000
                                             ----------
                                                 39,501
                                             ----------
Ohio (1.5%):
 10,000     Cuyahoga County Health,
              Cleveland Clinic LIQ: Bank of
              America, 2.75%, 10/03/05.....      10,000
            Ohio State University
  4,000     2.06%, 07/06/05................       4,000
  5,930     2.65%, 08/01/05................       5,930
                                             ----------
                                                 19,930
                                             ----------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Texas (0.4%):
  5,000     University of Texas 2.45%,
              08/02/05.....................       5,000
                                             ----------
  Total Commercial Paper                        162,431
                                             ----------
DAILY DEMAND NOTES (4.4%):
California (0.5%):
    100     California Housing Finance
              Agency Rev., VAR, AMT, INS:
              FSA, LIQ: Lloyds TSB Bank
              plc, 2.36%, 07/01/05.........         100
  4,270     California Housing Finance
              Agency, Multi-Family Housing
              Series A, Rev., VAR, AMT,
              INS: FSA, LIQ: Pexia Public
              Finance Bank, 2.38%,
              07/01/05.....................       4,270
  2,195     California PCR, Atlantic
              Richfield Co. Project Series
              A, Rev., VAR, AMT, 2.33%,
              07/01/05.....................       2,195
    500     California PCR, ExxonMobil
              Project Rev., VAR, 2.05%,
              07/01/05.....................         500
                                             ----------
                                                  7,065
                                             ----------
Indiana (0.2%):
  2,800     City of Whiting, Industrial
              Environmental Facilities, BP
              Products North America
              Project Rev., VAR, AMT,
              2.36%, 07/01/05..............       2,800
                                             ----------
Kentucky (0.3%):
  3,400     Louisville & Jefferson County
              Regional Airport Authority,
              UPS Worldwide Forwarding
              Rev., VAR, AMT, 2.34%,
              07/01/05.....................       3,400
                                             ----------
Michigan (0.2%):
  2,000     Michigan State Hospital
              Authority, Crittenton
              Hospital Medical Series B,
              Rev., VAR, LOC: Comerica
              Bank, 2.30%, 07/01/05........       2,000
                                             ----------
Ohio (0.9%):
  1,880     Ohio State Water Development
              Authority, Ohio Edison Co.
              Project Rev., VAR, AMT, LOC:
              Wachovia Bank N.A., 2.37%,
              07/01/05.....................       1,880
  1,875     State of Ohio, Solid Waste, BP
              Exploration & Oil Project
              Rev., VAR, AMT, 2.36%,
              07/01/05.....................       1,875

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
  1,370     State of Ohio, Solid Waste, BP
              Products North America Rev.,
              VAR, AMT, 2.36%, 07/01/05....       1,370
  7,600     State of Ohio, Solid Waste, BP
              Exploration & Oil Project
              Rev., VAR, AMT, 2.36%,
              07/01/05.....................       7,600
    540     State of Ohio, Solid Waste, BP
              Products North America Rev.,
              VAR, AMT, 2.36%, 07/01/05....         540
                                             ----------
                                                 13,265
                                             ----------
Oregon (0.8%):
 10,595     Port of Portland, Horizons Air
              Insured, Inc., Project Rev.,
              VAR, AMT SO, LOC: Bank of
              America N.A., 2.34%,
              07/01/05.....................      10,595
                                             ----------
Texas (1.1%):
  8,500     Gulf Coast Waste Disposal
              Authority, Amoco Oil Co.
              Project Rev., VAR, AMT,
              2.36%, 07/01/05..............       8,500
  5,750     Gulf Coast Waste Disposal
              Authority, ExxonMobil Project
              Rev., VAR, AMT, 2.29%,
              07/01/05.....................       5,750
                                             ----------
                                                 14,250
                                             ----------
Virginia (0.4%):
            King George County IDA,
              Birchwood Power Partners
              Project
  2,200     Series 1995, Rev., VAR, AMT,
              LOC: Credit Suisse First
              Boston, 2.60%, 07/01/05......       2,200
  2,500     Series 1997, Rev., VAR, AMT,
              LOC: Credit Suisse First
              Boston, 2.60%, 07/01/05......       2,500
                                             ----------
                                                  4,700
                                             ----------
  Total Daily Demand Notes                       58,075
                                             ----------
MONTHLY DEMAND NOTES (4.5%):
District of Columbia (3.2%):
 42,300     District of Columbia Housing
              Finance Agency, Draw Down,
              Single Family Housing Rev.,
              VAR, AMT, 3.32%,
              07/25/05 (e).................      42,301
                                             ----------
Oklahoma (1.3%):
 16,775     Canadian County, Home Finance
              Authority, Draw Down, Single
              Family Housing VAR, AMT,
              3.28%, 07/25/05 (e)..........      16,775
                                             ----------
  Total Monthly Demand Notes                     59,076
                                             ----------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
MUNICIPAL NOTES AND BONDS (14.2%):
California (4.0%):
 15,000     California Community College
              Financing Authority Series A,
              Rev., 2.62%, 07/01/06........      15,201
  2,000     California School Cash Reserve
              Program Pool Series A, Rev.,
              2.60%, 07/06/06 (m)..........       2,027
 10,000     City of Oakland TRAN, GO,
              1.45%, 07/27/05..............      10,011
 25,000     Sacramento County TRAN, 2.54%,
              07/10/06.....................      25,367
  1,000     San Diego Metropolitan Transportation
              Development Board TRAN, Rev.,
              2.15%, 01/04/06..............       1,007
                                             ----------
                                                 53,613
                                             ----------
Idaho (0.8%):
 10,000     State of Idaho TAN, GO, 2.64%,
              06/30/06.....................      10,132
                                             ----------
Kentucky (0.6%):
  7,500     Kentucky Asset Liability
              Commission Series A, Rev.,
              TRAN, 2.67%, 06/28/06........       7,596
                                             ----------
Michigan (1.9%):
  3,500     Forest Hills Public Schools,
              State Aid Notes GO, 2.05%,
              08/19/05.....................       3,504
  3,750     Michigan Municipal Bond
              Authority, School Series B-1,
              Rev., 1.55%, 08/19/05........       3,757
  9,000     Michigan State Building
              Authority, Facilities Program
              Series II, ETM, Rev., 5.50%,
              10/15/05 (p).................       9,089
  9,000     State of Michigan GO, 2.00%,
              09/30/05.....................       9,033
                                             ----------
                                                 25,383
                                             ----------
Ohio (1.2%):
  2,000     Cincinnati City School
              District, School Computer
              BAN, GO, 1.60%, 09/09/05.....       2,003
  8,445     City of Lyndhurst EDR, Hawken
              Schools VAR, LOC: National
              City Bank, 2.37%, 07/07/05...       8,445
  2,550     City of Mentor BAN, GO, 2.25%,
              11/01/05.....................       2,556
  1,250     Township of Fairfield, Butler
              County, Road Improvement BAN,
              GO, 1.80%, 07/14/05..........       1,250
  1,275     Township of West Chester BAN,
              GO, 1.60%, 08/11/05..........       1,276
                                             ----------
                                                 15,530
                                             ----------

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 18

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
MUNICIPAL NOTES AND BONDS, CONTINUED:
 Texas (2.6%):
 34,000     State of Texas TRAN, 1.60%,
              08/31/05.....................      34,078
                                             ----------
Utah (0.4%):
  5,000     Davis County School District
              TAN, 2.68%, 07/05/06.........       5,063
                                             ----------
Wisconsin (2.7%):
 10,000     Madison Metropolitan School
              District TRAN, Rev., 1.60%,
              09/09/05.....................      10,026
 25,700     Waukesha School District TRAN,
              1.48%, 08/22/05..............      25,755
                                             ----------
                                                 35,781
                                             ----------
  Total Municipal Notes and Bonds               187,176
                                             ----------
WEEKLY DEMAND NOTES (66.6%):
Arizona (2.2%):
  3,400     City of Tucson, Single Family
              Housing, Roaring Fork Series
              2001-4, Class A, Rev., VAR,
              AMT, 2.43%, 07/07/05 (e).....       3,400
 25,275     Phoenix Civic Center Series
              1122, Rev., VAR, INS: MBIA,
              LIQ: Morgan Stanley Municipal
              Funding, 2.31%,
              07/07/05 (e).................      25,275
                                             ----------
                                                 28,675
                                             ----------
Arkansas (0.3%):
  3,430     Arkansas State Development
              Finance Authority, Semco,
              Inc., Project Rev., VAR, AMT,
              LOC: Bank of America N.A.,
              2.40%, 07/07/05..............       3,430
                                             ----------
California (0.9%):
  4,200     Abag Financial Authority for
              Nonprofit Corps.,
              Multi-Family Housing, Paragon
              Apartments Rev., VAR, AMT,
              LOC: Comerica Bank, 2.27%,
              07/07/05 (m).................       4,200
  8,000     California Housing Finance
              Agency, Gateway Apartments
              Series C, Rev., VAR, AMT,
              LOC: Bank of America N.A.,
              2.27%, 07/07/05..............       8,000
                                             ----------
                                                 12,200
                                             ----------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado (2.9%):
  1,200     City of Colorado Springs, YMCA
              of Pikes Peak Series 2002,
              Rev., VAR, LOC: Wells Fargo
              Bank N.A., 2.30%, 07/07/05...       1,200
            Denver City & County Airport
  5,000     Series A, Rev., VAR, AMT, INS:
              CIFG, 2.28%, 07/07/05........       5,000
  8,500     Series B, Rev., VAR, AMT, INS:
              CIFG, 2.34%, 07/07/05........       8,500
  9,600     Series C, Rev., VAR, AMT, LOC:
              Societe Generale, 2.33%,
              07/07/05.....................       9,600
  7,000     Denver City & County,
              Wellington E Web Series
              2003-C3, COP, VAR, LOC:
              AMBAC, LIQ: Pexia Public
              Finance Bank, 2.30%,
              07/07/05.....................       7,000
  4,600     E-470 Public Highway Authority,
              TOCS Rev., VAR, INS: MBIA,
              LIQ: Goldman Sachs, 2.38%,
              07/07/05 (e).................       4,600
  2,320     El Paso County, Single Family
              Housing, Roaring Fork Series
              2001-5, Class A, Rev., VAR,
              AMT, 2.43%, 07/07/05 (e).....       2,320
                                             ----------
                                                 38,220
                                             ----------
Delaware (0.4%):
  5,600     New Castle County, Housing,
              Fairfield English Village
              Project Rev., VAR, GTY: FNMA,
              2.32%, 07/07/05..............       5,600
                                             ----------
District of Columbia (0.4%):
  5,800     Metropolitan Washington D.C.
              Airports Authority, TOCS
              Series E, Rev., VAR, AMT,
              INS: MBIA, LIQ: Goldman
              Sachs, 2.35%, 07/07/05 (e)...       5,800
                                             ----------
Florida (1.6%):
 11,000     Highlands County Health
              Facilities Authority,
              Adventist Health System
              Series C, Rev., VAR, 2.34%,
              07/07/05.....................      11,000
  4,955     Palm Beach County Housing
              Development Corp.,
              Multi-Family Housing,
              Caribbean Villas Series 1998,
              Rev., VAR, AMT, GTY: FNMA
              COLL, 2.32%, 07/07/05........       4,955

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Florida, continued:
  5,500     Palm Beach County, Zoological
              Society, Inc., Project Series
              2201, Rev., VAR, AMT, LOC:
              Northern Trust Co., 2.35%,
              07/07/05.....................       5,500
                                             ----------
                                                 21,455
                                             ----------
Georgia (1.0%):
 13,525     Metropolitan Atlanta Rapid
              Transportation Authority
            Series B, Rev., VAR, LOC: West
              Deutsche Landesbank and
              Bayerische Landesbank, 2.35%,
              07/07/05.....................      13,525
                                             ----------
Illinois (3.4%):
  7,475     Chicago Board of Education,
              Merlots Series A47, GO, VAR,
              INS: FGIC, LIQ: Wachovia Bank
              N.A., 2.32%, 07/07/05 (e)....       7,475
 10,000     Chicago O'Hare International
              Airport Series 2001-B6, Rev.,
              VAR, AMT, INS: AMBAC, LIQ:
              Wachovia Bank N.A., 2.37%,
              07/07/05 (e).................      10,000
  2,871     Chicago O'Hare International
              Airport, Second Lien Series
              B, Rev., VAR, AMT, LOC:
              Societe Generale, 2.29%,
              07/07/05 (e).................       2,871
  5,000     City of Carol Stream,
              Multi-Family Housing, Charles
              Square Rev., AMT, VAR, GTY:
              FNMA COLL, 2.41%, 07/07/05...       5,000
  8,500     City of Schaumburg,
              Multi-Family Housing,
              Windsong Apartments Rev.,
              VAR, LOC: Comerica Bank,
              2.40%, 07/07/05..............       8,500
  7,520     Illinois Housing Development
              Authority Multi-Family,
              Housing, Pheasant
              Ridge/Hunter Rev., VAR, AMT,
              LOC: ABN Amro, 2.37%,
              07/07/05 (e).................       7,520
  3,330     Will & Kankakee County Regional
              Development Authority, Realty
              Series A, Rev., VAR, AMT,
              LOC: PNC Bank N.A., 2.43%,
              07/07/05 (e).................       3,330
                                             ----------
                                                 44,696
                                             ----------
Indiana (1.4%):
  6,500     City of Hammond, Sewer & Solid
              Waste, Cargill, Inc. Project
              Rev., VAR, AMT, 2.33%,
              07/07/05.....................       6,500

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana, continued:
  2,100     City of Indianapolis EDR, Roth
              Cos., Inc., Project Series
              1999, Rev., VAR, AMT, LOC:
              Comerica Bank, 2.76%,
              07/07/05.....................       2,100
  3,745     Indiana Health Facility
              Financing Authority, Mary
              Sherman Hospital Series 98,
              Rev., VAR, LOC: Fifth Third
              Bank, 2.32%, 07/07/05 (e)....       3,745
  4,580     Indianapolis Airport Series
              MT-039, Rev., VAR, AMT, INS:
              MBIA, LIQ: Svenska, 2.36%,
              07/07/05.....................       4,580
  1,200     City of Jasper, EDR, Best
              Chairs, Inc. Project Rev.,
              VAR, AMT, LOC: PNC Bank
              Kentucky, Inc., 2.38%,
              07/07/05.....................       1,200
                                             ----------
                                                 18,125
                                             ----------
Iowa (1.8%):
  8,985     Iowa Finance Authority,
              Multi-Family Housing,
              Prestwick Series 2001-10,
              Class A, Rev., AMT, 2.43%,
              07/07/05 (e).................       8,985
 14,910     Iowa Finance Authority, Private
              School Facility, Regis School
              Rev., VAR, LOC: Allied Irish
              Bank plc, 2.35%,
              07/07/05 (e).................      14,910
                                             ----------
                                                 23,895
                                             ----------
Kansas (1.7%):
  6,415     City of Independence, Limited
              Obligation, Matcor Metals,
              Inc. Series A, Rev., VAR,
              AMT, LOC: Comerica Bank,
              2.45%, 07/07/05 (e)..........       6,415
 16,185     Sedgwick & Shawnee Counties,
              Single Family Mortgage,
              Roaring Fork Series 2001-7,
              Class A, Rev., VAR, AMT,
              2.43%, 07/07/05 (e)..........      16,185
                                             ----------
                                                 22,600
                                             ----------
Louisiana (0.5%):
  6,250     Louisiana Public Facilities
              Authority, Air Products &
              Chemical Project Rev., VAR,
              2.33%, 07/07/05..............       6,250
                                             ----------

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 20

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
 Maryland (0.5%):
  6,975     Carroll County, Fairhaven &
              Copper Ridge Series A, Rev.,
              VAR, LOC: Branch Banking &
              Trust, 2.32%, 07/07/05.......       6,975
                                             ----------
Massachusetts (0.4%):
  5,385     Commonwealth of Massachusetts,
              Merlots, Series C42, GO, VAR,
              INS: AMBAC, LIQ: Wachovia
              Bank N.A., 2.31%,
              07/07/05 (e).................       5,385
                                             ----------
Michigan (6.0%):
  7,320     ABN Amro Munitops Certificate
              Trust GO, VAR, INS: MBIA,
              LIQ: ABN Amro, 2.32%,
              07/07/05 (e).................       7,320
  3,165     City of Dearborn, Economic
              Development Corp., Limited
              Obligation, Henry Ford
              Village Series 1998, Rev.,
              VAR, LOC: Comerica Bank,
              2.35%, 07/07/05..............       3,165
  3,960     Michigan Higher Education
              Facilities Authority, Limited
              Obligation, Hope College
              Series B, Rev., VAR, LOC:
              National City Bank, 2.33%,
              07/07/05.....................       3,960
    935     Michigan State Hospital
              Authority, Equipment Loan
              Program Series A, Rev., VAR,
              LOC: National City Bank,
              2.28%, 07/07/05..............         935
  3,250     Michigan State Hospital
              Authority, Southwestern Rehab
              Rev., VAR, LOC: Fifth Third
              Bank, 2.32%, 07/07/05........       3,250
  3,500     Michigan State Housing
              Authority, Taylor Apartments
              Series A, Rev., VAR, GTY:
              Fannie Mae, 2.27%,
              07/07/05.....................       3,500
            Michigan State University
 17,050     Series 2000-A, Rev., VAR, LIQ:
              Depfa Bank, 2.35%, 07/07/05..      17,050
  2,830     Michigan Strategic Fund,
              Limited Obligation, JEB
              Property LLC Project Rev.,
              VAR, AMT, LOC: Comerica Bank,
              2.45%, 07/07/05 (e)..........       2,830
  1,740     Michigan Strategic Fund,
              Limited Obligation, Pyper
              Products Corp. Project Rev.,
              VAR, AMT, LOC: Comerica Bank,
              2.45%, 07/07/05 (e)..........       1,740

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  1,700     Michigan Strategic Fund,
              Limited Obligation, Saginaw
              Products Corp. Rev., VAR,
              AMT, LOC: Comerica Bank,
              2.45%, 07/07/05 (e)..........       1,700
  2,885     Michigan Strategic Fund,
              Limited Obligation, Sterling
              Die & Engineering Rev., VAR,
              AMT, LOC: Comerica Bank,
              2.45%, 07/07/05 (e)..........       2,885
  2,600     Michigan Strategic Fund,
              Limited Obligation, YMCA
              Greater Grand Rapids Rev.,
              VAR, LOC: Fifth Third Bank,
              2.30%, 07/07/05..............       2,600
  3,500     University of Michigan Series
              B, Rev., VAR, 2.21%,
              07/07/05.....................       3,500
  1,500     University of Michigan, Medical
              Services Plan Series A, Rev.,
              VAR, 2.21%, 07/07/05.........       1,500
 13,490     Wayne Charter Airport Series A,
              Rev., VAR, AMT, INS: AMBAC,
              LOC: Bayerische Landesbank,
              2.29%, 07/07/05..............      13,490
 10,000     Wayne Charter Airport Rev.,
              VAR, INS: FSA, LIQ:
              Bayerische Landesbank, 2.57%,
              07/07/05.....................      10,000
                                             ----------
                                                 79,425
                                             ----------
Minnesota (2.1%):
 27,500     Hennepin County Series A, GO,
              VAR, LIQ: State Street Bank,
              2.15%, 07/07/05..............      27,500
                                             ----------
Mississippi (1.0%):
 13,425     Mississippi Home Corp., Single
              Family Housing, Roaring Fork
              Series 2002-2, Class A, Rev.,
              VAR, AMT, 2.43%,
              07/07/05 (e).................      13,425
                                             ----------
Missouri (0.5%):
  6,995     Missouri Housing Development
              Commission, Single Family
              Mortgage, Macon Trust Series
              2002-K, Rev., VAR, AMT,
              2.41%, 07/07/05 (e)..........       6,995
                                             ----------
Montana (0.4%):
  5,470     Montana Board of Housing,
              Single Family Mortgage, Macon
              Trust Series 2002-L, Rev.,
              VAR, LIQ: Bank of America,
              2.41%, 07/07/05 (e)..........       5,470
                                             ----------

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
 Nebraska (2.1%):
 27,188     American Public Energy Agency,
              National Public Gas Agency
              Project Series A, Rev., VAR,
              LIQ: Society General, 2.30%,
              07/07/05.....................      27,188
    300     Nebraska Investment Finance
              Authority, Single Family
              Housing, Rate Certificates
              Series H, Rev., VAR, AMT,
              GTY: Bank of America N.A.,
              2.43%, 07/07/05 (e)..........         300
                                             ----------
                                                 27,488
                                             ----------
Nevada (0.4%):
  5,600     Clark County, Airport, Sub Lien
              Series B, Rev., VAR, AMT,
              INS: MBIA, LIQ: Merrill,
              2.31%, 07/07/05 (e)..........       5,600
                                             ----------
New York (3.3%):
 17,250     Long Island Power Authority
              Series PA-1150, Rev., VAR,
              INS: CIFG, LIQ: Merrill,
              2.31%, 07/07/05 (e)..........      17,250
            Metropolitan Transportation
              Authority
  3,000     Series PA-1077, Rev., VAR, INS:
              FSA, LIQ: Merrill, 2.31%,
              07/07/05 (e).................       3,000
  7,195     Series PT-1547, Rev., VAR, INS:
              FGIC, LIQ: Merrill, 2.31%,
              07/07/05 (e).................       7,195
  6,610     Series PZ-44, Rev., VAR, INS:
              MBIA, 2.40%, 07/07/05 (e)....       6,610
 10,000     Tobacco Settlement Financing
              Corp., TOCS Series D, Rev.,
              VAR, LIQ: Goldman Sachs,
              2.38%, 07/07/05 (e)..........      10,000
                                             ----------
                                                 44,055
                                             ----------
North Carolina (1.9%):
 21,000     North Carolina Capital
              Facilities Finance Agency,
              NCA&T University Foundation
              Project Series B, Rev., VAR,
              INS: RADIAN, LIQ: Wachovia
              2.34%, 07/07/05 (e)..........      21,000
  4,075     North Carolina Municipal Power
              Agency Series MT-99, Rev.,
              VAR, INS: FGIC, LIQ: Bank
              Paribas 2.31%,
              07/07/05 (e).................       4,075
                                             ----------
                                                 25,075
                                             ----------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio (5.9%):
    950     Franklin County, Health Care
              Facilities, Friendship
              Village-Dublin Series A,
              Rev., VAR, LOC: ABN Amro,
              2.29%, 07/07/05..............         950
  3,900     Franklin County, Health Care
              Facilities, Presbyterian
              Series B, Rev, VAR, LOC:
              National City Bank, 2.32%,
              07/07/05.....................       3,900
  5,420     Lake County, Hospital
              Facilities, Lake Hospital
              System, Inc. Series 2002,
              Rev., VAR, INS: RADIAN, LIQ:
              Bank of America, 2.38%,
              07/07/05.....................       5,420
  4,170     Mahoning County, Forum Health
              Group Series B, Rev., VAR,
              LOC: Fifth Third Bank, 2.33%,
              07/07/05.....................       4,170
  4,420     Miami County, Hospital
              Authority Series PZ-44, Rev.,
              VAR, INS: MBIA, 2.37%,
              07/07/05.....................       4,420
  4,305     Ohio Housing Finance Agency,
              Assisted Living Concepts
              Series 1998, Rev., VAR, AMT,
              LOC: U.S. Bank NA, 2.35%,
              07/07/05.....................       4,305
  2,000     Ohio State Higher Educational
              Facility Commission, John
              Carroll University Series B,
              Rev., VAR, LOC: Allied Irish
              Bank plc, 2.32%, 07/07/05....       2,000
  6,930     Student Loan Funding Corp.,
              Cincinnati Student Loan
              Series A-1, Rev., VAR, AMT,
              LIQ: Sallie Mae, 2.33%,
              07/07/05 (e).................       6,930
 43,030     Series A-2, Rev., VAR, AMT,
              LIQ: Sallie Mae, 2.33%,
              07/07/05 (e).................      43,030
  3,080     Warren County, Economic
              Development Authority, Ralph
              J. Stolle YMCA Rev., VAR,
              LOC: Fifth Third Bank, 2.56%,
              07/07/05.....................       3,080
                                             ----------
                                                 78,205
                                             ----------

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 22

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
 Other (8.9%):
  4,335     ABN AMRO Munitops Certificate
              Trust, Greyston Multi-State
              Series 2002-1, Rev., VAR,
              AMT, INS: FSA, LIQ: ABN Amro,
              2.45%, 07/07/05 (e)..........       4,335
            Charter Mac Floater Certificate
              Trust I
 24,500     Series 3, Rev., VAR, AMT, INS:
              MBIA, 2.38%, 07/07/05 (e)....      24,500
 10,000     Series 4, Rev., VAR, AMT, INS:
              MBIA, 2.38%, 07/07/05 (e)....      10,000
 12,000     Series 5, Rev., VAR, AMT, INS:
              MBIA, 2.38%, 07/07/05 (e)....      12,000
 41,416     Clipper State Street Trust
              Series 2002-9 Weekly, COP,
              VAR, AMT, 2.48%,
              07/07/05 (e).................      41,416
            Federal Home Loan Mortgage
              Corp., Multi-Family VRD
              Certificates
 10,887     Series M001, Class A, AMT, FRN,
              2.38%, 07/07/05 (e)..........      10,887
 14,699     Series M002, Class A, AMT, FRN,
              2.43%, 07/07/05 (e)..........      14,699
                                             ----------
                                                117,837
                                             ----------
Pennsylvania (3.9%):
 28,000     Delaware County Health
              Authority, Mercy Health
              Systems Series PT-565, Rev.,
              VAR, 2.37%, 07/07/05 (e).....      28,000
 10,000     Lancaster County Hospital
              Authority, Willow Valley
              Project Series A, Rev., VAR,
              INS: RADIAN, LIQ: Bank of
              America, 2.31%, 07/07/05.....      10,000
  3,700     Pennsylvania Economic
              Development Financing
              Authority, Fabtech, Inc.,
              Project Series 1998-D, VAR,
              LOC: PNC Bank N.A., 2.38%,
              07/07/05.....................       3,700
 10,000     Pennsylvania Higher Education
              Assistance Agency Series
              2001-A, Rev., VAR, INS:
              AMBAC, LIQ: Lloyds TSB 2.45%,
              07/07/05.....................      10,000
                                             ----------
                                                 51,700
                                             ----------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
South Carolina (0.8%):
  2,150     South Carolina Jobs & Economic
              Development Authority,
              Facilities Leasing Project
              Rev., VAR, AMT, LOC: Bank of
              America N.A., 2.40%,
              07/07/05 (e).................       2,150
  8,445     South Carolina Jobs & Economic
              Development Authority,
              Episcopal Church Home Rev.,
              VAR, INS: RADIAN, LIQ:
              Wachovia Bank, 2.38%,
              07/07/05.....................       8,445
                                             ----------
                                                 10,595
                                             ----------
Texas (5.6%):
 13,800     Calhoun County Naval IDA,
              Formosa Plastics Corp.
              Project Rev., VAR, AMT, LOC:
              Bank of America, 2.33%,
              07/07/05.....................      13,800
  8,655     City of Austin, Water &
              Wastewater, Roaring Fork
              Series 2005-10, Class A,
              2.36%, 07/07/05 (e)..........       8,655
  9,900     City of Houston, Airport
              Systems, Sub Lien Series A,
              Rev., VAR, AMT, INS: FSA,
              LIQ: Bank of America, 2.31%,
              07/07/05.....................       9,900
  4,800     Dallas Housing Finance
              Authority, Multi-Family
              Housing, Cherrycrest Villas
              Apartments Rev., VAR, AMT,
              LOC: Wachovia Bank N.A.,
              2.35%, 07/07/05..............       4,800
  5,000     Gulf Coast Waste Disposal
              Authority, Air Products
              Project Rev., VAR, AMT,
              2.33%, 07/07/05..............       5,000
  6,800     Harris County Housing Finance
              Corp., Multi-Family Housing,
              Baypoint Apartments Rev.,
              VAR, LOC: Citibank N.A.,
              2.39%, 07/07/05..............       6,800
  3,400     Lower Neches Valley Authority
              Industrial Development Corp.,
              Onyx Environmental Services
              Series 2003, Rev., VAR, AMT,
              LOC: Bank of America, 2.35%,
              07/07/05.....................       3,400
  5,175     Nacogdoches County, Hospital
              District, Sales Tax, Merlots
              Series A59, Rev., VAR, INS:
              AMBAC, 2.32%, 07/07/05 (e)...       5,175

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
  6,810     Texas State Department of
              Housing & Community Affairs,
              Multi-Family Housing, Timber
              Point Apartments Series A-1,
              Rev., VAR, GTY: FHLMC, LIQ:
              Freddie Mac, 2.35%,
              07/07/05.....................       6,810
 10,170     Trinity River Authority,
              Community Waste Disposal
              Project Rev., VAR, AMT, LOC:
              Wells Fargo Bank N.A., 2.35%,
              07/07/05.....................      10,170
                                             ----------
                                                 74,510
                                             ----------
West Virginia (1.6%):
 10,800     Putnam County, Solid Waste
              Disposal, Toyota Motor
              Manufacturing Project Series
              A, Rev., VAR, AMT, 2.28%,
              07/07/05.....................      10,800
 10,760     State of West Virginia, Roaring
              Fork GO, VAR, 2.36%,
              07/07/05 (e).................      10,760
                                             ----------
                                                 21,560
                                             ----------

PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Wisconsin (2.1%):
            Wisconsin Housing & Economic
              Development Authority
 15,000     Rev., VAR, AMT, LIQ: Lloyds
              2.29%, 07/07/05..............      15,000
  7,145     Series B, Rev., VAR, AMT, LIQ:
              State Street Bank, 2.33%,
              07/07/05.....................       7,145
  5,690     Series C, REV, AMT, LIQ:
              Lloyds, 2.33%, 07/07/05......       5,690
                                             ----------
                                                 27,835
                                             ----------
Wyoming (0.7%):
  8,600     City of Green River, Solid
              Waste Disposal, LP Project
              Rev., VAR, AMT, LOC: Comerica
              Bank, 2.55%, 07/07/05........       8,600
                                             ----------
  Total Weekly Demand Notes                     882,706
                                             ----------
TOTAL INVESTMENTS (102.0%)
  (Cost $1,349,464)                           1,349,464
LIABILITIES IN EXCESS OF OTHER ASSETS
  (2.0%)                                        (27,074)
                                             ----------
NET ASSETS (100.0%)                          $1,322,390
                                             ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 24

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
COMMERCIAL PAPER (8.7%):
Michigan (8.7%):
            Michigan State Housing
              Development Authority,
              Multi-Family Housing
  3,700     2.52%, 08/15/05..................     3,700
  5,500     2.70%, 07/05/05..................     5,500
  2,000     Michigan State Building Authority
              Series 4, 2.68%, 07/21/05......     2,000
  2,000     State of Michigan Series 2001-A,
              2.00%, 10/04/05................     2,000
  3,465     University of Michigan 2.40%,
              07/01/05.......................     3,465
                                               --------
  Total Commercial Paper                         16,665
                                               --------
MUNICIPAL NOTES AND BONDS (10.0%):
Michigan (10.0%):
  1,500     City of Birmingham, City School
              District GO, 7.00%, 11/01/05...     1,524
  5,295     City of Detroit RAN, Rev., 4.00%,
              04/03/06.......................     5,348
    700     City of Melvindale TAN, GO,
              2.75%, 08/15/05................       700
  1,400     Forest Hills Public Schools,
              State Aids Notes GO, 3.00%,
              08/19/05.......................     1,402
  4,500     Michigan Municipal Bond Authority
              Series B-1, Rev., 3.00%,
              08/19/05.......................     4,509
  1,585     Michigan State Building
              Authority, Facilities Program
              Series II, Rev., 5.50%,
              10/15/05 (p)...................     1,601
  2,000     State of Michigan Series A, GO,
              3.50%, 09/30/05................     2,008
  2,000     Wayne County Community College
              Improvement GO, INS: FGIC,
              4.50%, 07/01/05................     2,000
                                               --------
  Total Municipal Notes and Bonds                19,092
                                               --------
WEEKLY DEMAND NOTES (80.9%):
Michigan (78.8%):
  4,000     ABN Amro Munitops Certificate
              Trust Series 2004-44, GO, VAR,
              INS: MBIA, LIQ: ABN Amro,
              2.32%, 07/03/05................     4,000
  2,495     City of Detroit, EDC,
              Merlots-A90-4/00 Rev., VAR,
              INS: AMBAC, 2.37%, 07/01/05....     2,495
  2,377     City of Detroit, EDC, Waterfront
              Reclamation Series A, Rev.,
              VAR, LOC: Bank of America,
              2.30%, 07/05/05................     2,377

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  3,275     City of Detroit, Water Supply
              System Series PT 2587, Rev.,
              VAR, INS: FGIC, 2.31%,
              07/01/05.......................     3,275
    400     City of Kalamazoo, EDC, Heritage
              Project Rev., VAR, LOC: Fifth
              Third Bank, 2.29%, 07/04/05....       400
  1,335     Comstock Park Public Schools
              Series ROCS-RR-II-R 2178, GO,
              VAR, INS: FSA Q-SBLF LIQ:
              Citigroup Global Markets,
              2.32%, 07/03/05................     1,335
  2,820     Delta County, EDC Series PT 2371,
              Rev., VAR , 2.35%, 07/01/05....     2,820
  7,000     Detroit City School District,
              Merlots Series B-01, GO, VAR,
              INS: FGIC Q-SBLF, 2.32%,
              07/02/05.......................     7,000
  4,665     Detroit Sewer Disposal System,
              Merlots Series 2001-A112, Rev.,
              VAR, INS: MBIA, LIQ: First
              Union National Bank, 2.32%,
              07/05/05.......................     4,665
  1,600     East Lansing School District
              Series PT 2609, GO, VAR, INS:
              MBIA Q-SBLF LIQ: Merrill Lynch
              Capital Services, 2.31%,
              11/01/05.......................     1,600
  1,900     Grand Rapids, EDC, Limited
              Obligation, Cornerstone
              University Rev., VAR, LOC:
              National City Bank, 2.33%,
              07/02/05.......................     1,900
  2,555     Jackson County, EDC, Industrial
              Steel Treating Co. Project
              Rev., VAR, LOC: Comerica Bank,
              2.45%, 07/05/05................     2,555
  1,000     Kalamazoo County, EDC, WBC
              Properties Ltd. Project Rev.,
              VAR, LOC: Old Kent Bank, 2.37%,
              07/02/05.......................     1,000
  5,335     Kenowa Hills Public Schools
              Series PT 2552, GO, VAR, INS:
              FGIC Q-SBLF, 2.31%, 11/01/05...     5,335
  3,830     Michigan Higher Education
              Facilities Authority, Limited
              Obligation Hope College Series
              B, Rev., VAR, LOC: Fifth Third
              Bank, 2.33%, 07/04/05..........     3,830
            Michigan Higher Education Student
              Loan Authority
  4,000     Series XII-B, Rev., VAR, INS:
              AMBAC, 2.31%, 07/02/05.........     4,000

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  2,425     Series XII-Y, Rev., VAR, INS:
              AMBAC GTD STD LNS, 2.31%,
              07/03/05.......................     2,425
  6,205     Michigan Municipal Bond Authority
              Series 397, Rev., VAR, LIQ:
              Merrill Lynch Capital Services,
              2.31%, 07/03/05................     6,205
  3,490     Michigan State Building Authority
              Series ROCS-RR-II-R-1049, Rev.,
              VAR, LIQ: Salomon Smith Barney,
              2.32%, 07/05/05................     3,490
  5,000     Michigan State Building
              Authority, Floater Certificates
              Series 517X, Rev., VAR, INS:
              FSA, LIQ: Morgan Stanley,
              2.31%, 07/04/05................     5,000
  1,550     Michigan State Hospital Finance
              Authority, Ascension Health
              Credit Series B, Rev., VAR,
              5.20%, 11/15/05................     1,567
            Michigan State Housing
              Development Authority
  1,120     Series A, Rev., AMT, VAR, LIQ:
              Landesbank Hessen, 2.28%,
              07/07/05.......................     1,120
    850     Series C, Rev., VAR, INS: FSA,
              LIQ: Dexia Credit Local, 2.28%,
              07/05/05.......................       850
    930     Series PT 556, INS: MBIA, 2.36%,
              07/02/05.......................       930
  9,345     Michigan State Housing
              Development Authority,
              Multi-Family Housing, River
              Place Apartments Rev., VAR,
              LOC: Bank of New York, 2.29%,
              07/07/05.......................     9,345
  4,235     Michigan State University Series
              A, VAR, 2.35%, 07/04/05........     4,235
  3,000     Michigan Strategic Fund Series
              ROCS-RR-II-R 332, INS: XLCA-ICR
              LIQ: Citibank N.A., 2.32%,
              07/05/05.......................     3,000
  3,220     Michigan Strategic Fund,
              Artinian, Inc. Project Rev.,
              VAR, LOC: Comerica Bank, 2.45%,
              07/05/05.......................     3,220
  1,630     Michigan Strategic Fund,
              Atmosphere Heat Treating Rev.,
              VAR, LOC: Comerica Bank, 2.45%,
              07/04/05.......................     1,630
  1,000     Michigan Strategic Fund,
              Commercial Tool & Die, Inc.
              Project Rev., VAR, LOC:
              Standard Federal Bank, 2.41%,
              07/05/05.......................     1,000

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  1,965     Michigan Strategic Fund, Custom
              Profile, Inc. Project Rev.,
              VAR, LOC: Firstar Bank, 2.44%,
              07/07/05.......................     1,965
    595     Michigan Strategic Fund,
              Dennenlease LC Project Rev.,
              VAR, LOC: Old Kent Bank &
              Trust, 2.45%, 07/04/05.........       595
  2,475     Michigan Strategic Fund, DOU-FORM
              Acquisition Project Rev., VAR,
              LOC: First Union National Bank,
              2.44%, 07/06/05................     2,475
  4,000     Michigan Strategic Fund, Grayling
              Generating Project Rev., VAR,
              LOC: Barclays Bank New York,
              2.29%, 07/06/05................     4,000
    255     Michigan Strategic Fund, Ironwood
              Plastics, Inc. Project Rev.,
              VAR, LOC: First of America
              Bank, 2.45%, 07/01/05..........       255
  2,900     Michigan Strategic Fund, MANS
              Project Rev., VAR, LOC:
              Comerica Bank, 2.45%,
              07/07/05.......................     2,900
    955     Michigan Strategic Fund, Nicholas
              Plastics Project Rev., VAR,
              LOC: Fifth Third Bank, 2.44%,
              07/07/05.......................       955
  2,130     Michigan Strategic Fund, Petoskey
              Plastic, Inc. Project Rev.,
              VAR, LOC: Comerica Bank, 2.45%,
              07/05/05.......................     2,130
    700     Michigan Strategic Fund, Pinnacle
              Molded Plastics Rev., VAR, LOC:
              Michigan National Bank, 2.41%,
              07/03/05.......................       700
  2,400     Michigan Strategic Fund, Quincy
              Strategic, Inc. Project Rev.,
              VAR, LOC: Comerica Bank, 2.45%,
              07/01/05.......................     2,400
  2,200     Michigan Strategic Fund, Rapid
              Line, Inc. Project Rev., VAR,
              LOC: Firstar Bank, 2.44%,
              07/07/05.......................     2,200
  3,195     Michigan Strategic Fund, Rest
              Haven Christian Services Rev.,
              VAR, LOC: Sovereign Bank,
              2.32%, 07/06/05................     3,195
  3,740     Michigan Strategic Fund, Scoclan
              II LLC Project Rev., VAR, LOC:
              Standard Federal Bank, 2.39%,
              07/07/05.......................     3,740
  1,600     Michigan Strategic Fund, Steletee
              Van Huis Project Rev., VAR,
              LOC: Fifth Third Bank, 2.44%,
              07/01/05.......................     1,600

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 26

JPMORGAN MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
    965     Michigan Strategic Fund, TIM
              Properties LLC Project Rev.,
              VAR, LOC: Huntington National
              Bank, 2.39%, 07/07/05..........       965
  2,290     Oakland County, EDC, Graph Tech
              Project Rev., VAR, LOC:
              Standard Federal Bank, 2.36%,
              07/04/05.......................     2,290
  1,525     Oakland County, EDC, North
              America, Inc. Project Rev.,
              VAR, IBC LOC: Comerica Bank,
              2.45%, 07/05/05................     1,525
  3,100     Oakland County, EDC, V & M Corp.
              Project Rev., VAR, LOC:
              Standard Federal Bank, 2.41%,
              07/04/05.......................     3,100
            State of Michigan
  1,500     GAN, Series C, Rev., VAR, INS:
              FSA, 2.25%, 07/06/05...........     1,500
  5,800     Series PT 2754, Rev., VAR., FSA,
              2.31%, 11/15/05................     5,800
            University of Michigan, Hospital
    100     Series A, Rev., VAR, 2.21%,
              07/07/05.......................       100
  2,500     Series B, Rev., VAR, 2.21%,
              07/01/05.......................     2,500
    100     University of Michigan, Medical
              Services Plan Series A, Rev.,
              VAR, 2.21%, 07/01/05...........       100
  2,700     Wayne Charter County, Detroit
              Metropolitan County Series A,
              Rev., VAR, INS: AMBAC, 2.29%,
              07/03/05.......................     2,700
  2,520     Wayne Charter County, Detroit
              Metropolitan County Series B,
              Rev., AMT, VAR, INS: AMBAC LOC:
              Helaba, 2.31%, 07/03/05........     2,520
    300     Wayne Charter County, Detroit
              Metropolitan Wayne County
              Series A, Rev., VAR, INS: FGIC,
              2.31%, 07/02/05................       300

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
  2,625     Wayne Charter County, Floating
              Rate Receipts Series SG-122,
              Rev., VAR, LIQ: Societe
              Generale, 2.31%, 07/05/05......     2,625
  2,500     Wayne Country Airport Authority
              Series MT-115, Rev., VAR, INS:
              MBIA LIQ: Svenska
              Handelsbanken, 2.36%,
              12/01/05.......................     2,500
                                               --------
                                                150,239
                                               --------
Puerto Rico (2.1%):
  1,100     Puerto Rico Series M4J,
              Regulation, GO, VAR, INS: FSA,
              2.38%, 07/07/05................     1,100
  1,250     Puerto Rico Electric Power
              Authority Rocs, Rev., VAR, INS:
              FSA LIQ: Citibank N.A., 2.29%,
              07/01/05.......................     1,250
  1,100     Puerto Rico Infrastructure
              Financing Authority, TOCS
              Series 1, SO, VAR, LIQ: Bank of
              New York, 2.30%, 07/03/05......     1,100
    575     Puerto Rico Public Buildings
              Authority Series PT 978, Rev.,
              VAR, 2.31%, 07/02/05...........       575
                                               --------
                                                  4,025
                                               --------
  Total Weekly Demand Notes                     154,264
                                               --------
TOTAL INVESTMENTS (99.6%)
  (Cost $190,021)                               190,021
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)        785
                                               --------
NET ASSETS (100.0%)                            $190,806
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
 COMMERCIAL PAPER (3.9%):
Ohio (3.9%):
            Ohio State University
  4,000     2.06%, 07/06/05..................     4,000
  1,000     2.32%, 07/05/05..................     1,000
                                               --------
  Total Commercial Paper                          5,000
                                               --------
DAILY DEMAND NOTES (9.1%):
Ohio (9.1%):
  3,420     Ohio State Water Development
              Authority, Ohio Edison Co.
              Project Series 1988-B, Rev.,
              AMT, VAR, LOC: Wachovia Bank
              N.A., 2.37%, 07/01/05..........     3,420
    900     Paulding County, Solid Waste,
              Lafarge, Inc. Project Rev.,
              AMT, VAR, LOC: Bayerische
              Landesbank, 2.36%, 07/01/05....       900
  1,315     State of Ohio, PCR, Solid Waste,
              BP Exploration & Oil Project
              Rev., AMT, VAR, GTY: BP North
              America, 2.36%, 07/01/05.......     1,315
  1,995     State of Ohio, PCR, Solid Waste,
              BP Products North America Rev.,
              AMT, VAR, GTY: BP North
              America, 2.36%, 07/01/05.......     1,995
  3,375     Trumbull County, Health Care,
              Lutheran Valley INS: Radian
              Assurance, LIQ: Bank of
              America, 2.53%, 07/01/05.......     3,375
    790     University of Toledo, General
              Receipts Series 2002, Rev.,
              VAR, INS: FGIC, 2.30%,
              07/01/05.......................       790
                                               --------
  Total Daily Demand Notes                       11,795
                                               --------
MUNICIPAL NOTES AND BONDS (18.2%):
Ohio (18.2%):
  1,000     Cincinnati City School District,
              Utility Bonds, School Computer
              BAN, GO, 2.50%, 09/09/05.......     1,002
  3,837     City of Lakewood BAN, GO, 3.50%,
              06/15/06.......................     3,863
  1,550     City of Lyndhurst, EDR, Hawken
              School VAR, 2.37%, 07/07/05....     1,550
  3,000     City of Mentor BAN, GO, 3.00%,
              11/01/05.......................     3,007
  1,500     City of Upper Arlington BAN, GO,
              3.00%, 01/10/06................     1,507
  5,000     Cuyahoga County, Cleveland Clinic
              LIQ: Bank of America, 2.75%,
              10/03/05.......................     5,000

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
MUNICIPAL NOTES AND BONDS, CONTINUED:
Ohio, continued:
  2,300     Geauga County, Safety Center BAN,
              GO, 3.00%, 08/30/05............     2,303
  1,250     Township of Fairfield, Butler
              County, Road Improvement BAN
              GO, 2.25%, 07/14/05............     1,250
  1,000     Township of West Chester BAN, GO,
              2.05%, 08/11/05................     1,001
  3,000     University of Cincinnati Rev.,
              4.00%, 03/28/06................     3,028
                                               --------
  Total Municipal Bonds                          23,511
                                               --------
WEEKLY DEMAND NOTES (68.5%):
Ohio (67.1%):
  5,000     ABN Amro Munitops Certificate
              Trust, Southwestern School
              District Series 2001-7, Rev.,
              VAR, INS: AMBAC, 2.32%,
              07/07/05 (e)...................     5,000
  2,695     City of Lorain, Catholic
              Healthcare Series 892R, Rev.,
              VAR, GTY: Merrill Lynch, 2.32%,
              07/07/05.......................     2,695
  2,000     City of Wooster, IDR, Allen
              Group, Inc. Series 1985, Rev.,
              VAR, LOC: Wachovia Bank N.A.,
              2.29%, 07/07/05................     2,000
            Cleveland Airport System
  2,000     Series PT-799, Rev., VAR, INS:
              FSA, 2.36%, 07/07/05...........     2,000
  1,695     Series 1997-D, Rev., AMT, VAR,
              LOC: Westdeutsche Landesbank,
              2.31%, 07/07/05................     1,695
  1,500     Cleveland-Cuyahoga County Port
              Authority, Cultural Facilities,
              Playhouse Square Foundation
              Project Rev., VAR, LOC: Fifth
              Third Bank, 2.30%, 07/07/05....     1,500
  4,400     Cuyahoga County, Health Care
              Facilities, Eliza Jennings
              Project Series 2001, Rev., VAR,
              LOC: ABN Amro, 2.32%,
              07/07/05.......................     4,400
  2,200     Cuyahoga County, EDR, Gilmore
              Academy Project Rev., VAR, LOC:
              Fifth Third Bank, 2.56%,
              07/07/05 (e)...................     2,200
  1,375     Cuyahoga County, Health Care
              Facilities, Franciscan
              Communities Rev., VAR, LOC:
              LaSalle Bank N.A., 2.29%,
              07/07/05.......................     1,375

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 28

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  2,500     Cuyahoga County, Health Care
              Facilities, Jennings Center
              Rev., VAR, LOC: Fifth Third
              Bank, 2.37%, 07/07/05..........     2,500
  5,550     Franklin County, Multi-Family
              Housing, Ashton Square
              Apartments Project Rev., AMT,
              VAR, INS: FNMA, LIQ: Fannie
              Mae, 2.32%, 07/07/05...........     5,550
  3,965     Franklin County, Franklin
              Hospital Series ROCS-II-R-55,
              Rev., VAR, LIQ: Citigroup
              Global Markets, 2.31%,
              07/07/05 (e)...................     3,965
  1,040     Franklin County, Health Care
              Facilities, Friendship Village
              Rev., VAR, LOC: ABN Amro,
              2.29%, 07/07/05................     1,040
    790     Franklin County, Health Care
              Facilities, Presbyterian Series
              2002-B, Rev, VAR, LOC: National
              City Bank, 2.32%, 07/07/05.....       790
  1,500     Hamilton County, Hospital
              Facilities, Children's Hospital
              Medical Center Series 1997-A,
              Rev., VAR, LOC: PNC Bank Ohio
              N.A., 2.26%, 07/07/05..........     1,500
  2,460     Hamilton County, Hospital
              Facilities, Alliance Health
              Care Series F, Rev., VAR, INS:
              MBIA, 2.22%, 07/07/05..........     2,460
  1,040     Huron County EDR, Norwalk
              Furniture Project Rev., AMT,
              VAR, LOC: Comerica Bank, 2.45%,
              07/07/05 (e)...................     1,040
  7,305     Kent State University, General
              Receipts Series 2001, Rev.,
              VAR, INS: MBIA, 2.40%,
              07/07/05.......................     7,305
  5,550     Lake County Hospital Facilities,
              Lake Hospital System, Inc.
              Series 2002, Rev., VAR, INS:
              Radian Assurance, 2.38%,
              07/07/05.......................     5,550
  1,700     Lake County, Pressure Technology,
              Inc. Series 2002, Rev., AMT,
              VAR, LOC: Wachovia Bank, 2.44%,
              07/07/05.......................     1,700
    365     Mahoning County Hospital
              Facilities, Forum Health Group
              Series 2002-B, Rev., VAR, LOC:
              Fifth Third Bank, 2.33%,
              07/07/05.......................       365
  4,753     Montgomery County, Pedcor Lyons
              Gate Project Series A, Rev.,
              AMT, VAR, GTY: Federal Home
              Loan Bank, 2.35%, 07/07/05.....     4,753

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
  5,305     Ohio Housing Finance Agency,
              Assisted Living Project Series
              A-1, Rev., VAR, LOC: U.S. Bank
              NA, 2.35%, 07/07/05............     5,305
            Ohio Housing Finance Agency,
              Merlots
  1,725     Series A34, Rev., AMT, VAR, GTY:
              Federal Home Loan Bank, 2.37%,
              07/07/05 (e)...................     1,725
  1,890     Series A78, Rev., VAR, GNMA COLL,
              2.37%, 07/01/05 (e)............     1,890
  3,240     Ohio State Building Authority
              Series L21J, Regulation D,
              Rev., VAR, LIQ: Lehman
              Liquidity Co., 2.43%,
              07/07/05 (e)...................     3,240
  1,570     Ohio State Higher Educational
              Authority, John Carroll Series
              A, Rev., VAR, LOC: Allied Irish
              Bank plc, 2.32%, 07/07/05......     1,570
  2,600     Series B, Rev., VAR, LOC: Allied
              Irish Bank plc, 2.32%,
              07/07/05.......................     2,600
    500     Ohio Water Authority, Pure Water
              Series B, Rev., VAR, INS: MBIA,
              2.25%, 07/07/05................       500
  2,570     Student Loan Funding Corp.,
              Cincinnati Student Loan Series
              A-1, Rev., AMT, VAR, LIQ: U.S.
              Department of Education, 2.33%,
              07/07/05 (e)...................     2,570
  2,970     Series A-2, Rev., VAR, AMT, GTY:
              U.S. Department of Education,
              2.33%, 07/07/05 (e)............     2,970
    967     Warren County Health Care
              Facilities, Otterbein Homes
              Project Series B, Rev., VAR,
              LOC: Fifth Third Bank, 2.43%,
              07/07/05.......................       967
  1,900     Warren County, Ralph J. Stolle
              Countryside Rev., VAR, LOC:
              Fifth Third Bank, 2.56%,
              07/07/05 (e)...................     1,900
                                               --------
                                                 86,620
                                               --------
Puerto Rico (1.4%):
  1,110     Commonwealth of Puerto Rico,
              Public Improvement Series PA
              636, GO, VAR, GTY: FSA-CR,
              2.28%, 07/07/05 (e)............     1,110

Continued

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Puerto Rico, continued:
    650     Commonwealth of Puerto Rico,
              Public Buildings Authority
              Series PA 577, Rev., VAR, INS:
              AMBAC, LIQ: Merrill Lynch
              Capital Services, 2.28%,
              07/07/05.......................       650
                                               --------
                                                  1,760
                                               --------
  Total Weekly Demand Notes                      88,380
                                               --------
TOTAL INVESTMENTS (99.7%)
  (Cost $128,686)                               128,686
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)        415
                                               --------
NET ASSETS (100.0%)                            $129,101
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 30

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax
BAN          Bond Anticipation Notes
CIFG         CIFG Assurance North America Inc.
COP          Certificates of Participation
EDC          Economic Development Corporation
EDR          Economic Development Revenue
ETM          Escrowed to Maturity
FGIC         Financial Guaranty Insurance Corp.
FHLMC        Federal Home Loan Mortgage Corp.
FNMA         Federal National Mortgage Association
FNMA COLL    FNMA Collateral
FRN          Floating Rate Note
FSA          Financial Securities Assurance
FSA-CR       FSA Custodial Receipts
GAN          Grant Anticipation Note
GNMA COLL    GNMA Collateral
GO           General Obligation Bond
GTD STD LNS  Guaranteed Student Loans
GTY          Guaranty
IBC          Insured Bond Certificates
IDA          Industrial Development Authority
INS          Insured
LIQ          Liquidity Agreement
LOC          Letter of Credit
MBIA         Municipal Bond Insurance Association
PCR          Pollution Control Revenue
PT           Partnership Trust
Q-SBLF       Qualified School Board Loan Fund
RADIAN       Radian Asset Assurance
RAN          Revenue Anticipation Note
Rev.         Revenue Bond
SO           Special Obligation
TAN          Tax Anticipation Notes
TOCS         Tender Options Certificates
TRAN         Tax & Revenue Anticipation Note
VAR          Variable. The interest rate shown is the rate in effect at
             June 30, 2005.
XLCA-ICR     XLCA Insured Custodial Receipts

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified to institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f) Fair valued investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

   FUND                                                          MARKET VALUE   PERCENTAGE
   ----                                                          ------------   ----------
   Liquid Assets Money Market Fund.............................   $  527,000       4.7%

(g) Amount rounds to less than 0.1%.

(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when-issued, delayed delivery securities, and reverse repurchase agreements.

(n) The rate shown is the effective yield at the date of purchase.

(p) Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                              U.S. TREASURY                    MICHIGAN         OHIO
                                                   U.S.           PLUS         MUNICIPAL      MUNICIPAL      MUNICIPAL
                               LIQUID ASSETS    GOVERNMENT        MONEY          MONEY          MONEY          MONEY
                               MONEY MARKET    MONEY MARKET      MARKET          MARKET         MARKET         MARKET
                                   FUND            FUND           FUND            FUND           FUND           FUND
                               -------------   ------------   -------------   ------------   ------------   ------------

ASSETS:
Investments in
  non-affiliates, at value...   $ 9,814,416    $11,042,414     $1,738,377      $1,349,464      $190,021       $128,686
Repurchase agreements, at
  value......................     1,540,810      4,394,818      6,981,306              --            --             --
                                -----------    -----------     ----------      ----------      --------       --------
Total investment securities
  at value...................    11,355,226     15,437,232      8,719,683       1,349,464       190,021        128,686
Cash.........................            --(b)          --(b)           1               5            35              4
Receivables:
  Investment securities
    sold.....................            --             --             --          35,000            --             --
  Fund shares sold...........           976            113             --              29             1              1
  Interest and dividends.....        25,423         28,699            561           5,569           974            537
Prepaid expenses and other
  assets.....................           103            118            208              16             2              1
                                -----------    -----------     ----------      ----------      --------       --------
Total assets.................    11,381,728     15,466,162      8,720,453       1,390,083       191,033        129,229
                                -----------    -----------     ----------      ----------      --------       --------
LIABILITIES:
Payables:
  Dividends..................        11,178         20,941         13,402           1,675           144             74
  Investment securities
    purchased................        84,991        236,894             --          65,387            --             --
  Collateral for securities
    lending program..........         1,278             --             --              --            --             --
  Fund shares redeemed.......            24             --             --              --            --             --
Accrued liabilities:
  Investment advisory fees...           731          1,016            576              87            12              5
  Administration fees........           457            661            517              71             1             --(b)
  Shareholder servicing
    fees.....................         1,585          1,570          1,743             311            23             23
  Distribution fees..........           979            444            454              74            11             17
  Custodian and accounting
    fees.....................           101             74            146              25             2              2
  Trustees' fees - deferred
    compensation plan........             4            123             77               4            --(b)          --(b)
  Other......................           943            708            187              59            34              7
                                -----------    -----------     ----------      ----------      --------       --------
Total liabilities............       102,271        262,431         17,102          67,693           227            128
                                -----------    -----------     ----------      ----------      --------       --------
NET ASSETS...................   $11,279,457    $15,203,731     $8,703,351      $1,322,390      $190,806       $129,101
                                ===========    ===========     ==========      ==========      ========       ========
Paid in capital..............   $11,279,804    $15,203,835     $8,703,427      $1,322,391      $190,806       $129,070
Accumulated undistributed
  (distributions in excess
  of) net investment
  income.....................          (342)          (103)           (47)             (1)           --             31
Accumulated undistributed net
  realized gains (losses)
  from investments...........            (5)            (1)           (29)             --(b)         --(b)          --(b)
                                -----------    -----------     ----------      ----------      --------       --------
Net assets...................   $11,279,457    $15,203,731     $8,703,351      $1,322,390      $190,806       $129,101
                                ===========    ===========     ==========      ==========      ========       ========

NET ASSETS:
  Morgan.....................   $   253,991    $ 2,445,422     $  812,795      $   36,495      $  7,803       $  1,891
  Premier....................        80,814      1,416,600      1,009,503         827,335       141,695         44,469
  Agency.....................       482,594      4,045,754        898,116              17            --             --
  Class B....................        26,999             --          2,358              --            --             --
  Class C....................       347,285             --         27,589              --            --             --
  Institutional..............     1,452,881      2,017,162      1,705,565          84,755            --             --
  Reserve....................     3,569,531        749,475      1,737,775         373,788        41,308         82,741
  Investor...................     1,962,817             --      2,509,650              --            --             --
  Capital....................     3,102,545      4,529,318             --              --            --             --
                                -----------    -----------     ----------      ----------      --------       --------
Total........................   $11,279,457    $15,203,731     $8,703,351      $1,322,390      $190,806       $129,101
                                ===========    ===========     ==========      ==========      ========       ========

OUTSTANDING UNITS OF
  BENEFICIAL INTEREST
  (SHARES) ($0.0001 PAR
  VALUE; UNLIMITED NUMBER OF
  SHARES AUTHORIZED):
  Morgan.....................       253,999      2,445,578        812,872          36,495         7,803          1,891
  Premier....................        80,816      1,416,627      1,009,615         827,293       141,690         44,449
  Agency.....................       482,610      4,045,858        897,998              17            --             --
  Class B....................        27,000             --          2,358              --            --             --
  Class C....................       347,285             --         27,589              --            --             --
  Institutional..............     1,452,921      2,017,232      1,705,610          84,755            --             --
  Reserve....................     3,569,720        749,482      1,737,794         373,798        41,322         82,705
  Investor...................     1,962,847             --      2,509,728              --            --             --
  Capital....................     3,102,624      4,529,389             --              --            --             --
                                -----------    -----------     ----------      ----------      --------       --------
                                 11,279,822     15,204,166      8,703,564       1,322,358       190,815        129,045
                                ===========    ===========     ==========      ==========      ========       ========

Net Asset Value, offering and
  redemption price per share
  (all classes)*.............   $      1.00    $      1.00     $     1.00      $     1.00      $   1.00       $   1.00
Cost of Investments..........   $11,355,226    $15,437,232     $8,719,683      $1,349,464      $190,021       $128,686
Market Value of securities on
  loan, at value.............   $     1,250    $        --     $       --      $       --      $     --       $     --

------------

(b) Amount is less than $1,000.

* Redemption price for Class B and Class C shares may be reduced by contingent deferred sales charges.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 32

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                                                U.S.        U.S. TREASURY                      MICHIGAN          OHIO
                           LIQUID ASSETS     GOVERNMENT         PLUS          MUNICIPAL       MUNICIPAL       MUNICIPAL
                               MONEY           MONEY            MONEY           MONEY           MONEY           MONEY
                              MARKET           MARKET          MARKET           MARKET          MARKET          MARKET
                               FUND             FUND            FUND             FUND            FUND            FUND
                           -------------    ------------    -------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividend income..........    $     --(b)      $     --        $     --(b)      $    45          $   --          $    1
Interest income..........     209,620          240,171         132,938          24,435           3,448           2,158
Income from securities
  lending (net)..........           9               13              --              --              --              --
                             --------         --------        --------         -------          ------          ------
Total investment
  income.................     209,629          240,184         132,938          24,480           3,448           2,159
                             --------         --------        --------         -------          ------          ------
EXPENSES:
Investment advisory
  fees...................      21,224            8,203          12,254           3,383             476             257
Administration fees......      11,702            7,159           7,173           1,795             253             156
Distribution fees........      10,737            2,614           4,683             924             130             170
Shareholder Servicing
  fees...................       8,014            8,756           8,043           1,373             198             125
Custodian and accounting
  fees...................         194              213              69              20              11               9
Interest expense.........          --               --              --              --(b)           --(b)           --
Professional fees........         168              272              89              25               8              10
Trustees' fees...........          82               93              45              16               2               2
Printing and mailing
  costs..................          87               62              --              --              46              18
Registration and filing
  fees...................         138              140              69              37              35              21
Transfer agent fees......       1,479               78              78              14               4               5
Other....................         636              245             161              33               7               5
                             --------         --------        --------         -------          ------          ------
Total expenses before
  waivers, credits and
  reimbursements.........      54,461           27,835          32,664           7,620           1,170             778
                             --------         --------        --------         -------          ------          ------
Less amounts waived......      (3,822)          (4,071)         (1,108)           (811)           (169)            (70)
Less earnings credits....          (4)              (6)            (13)             (2)             (1)             (1)
Less reimbursement for
  legal matters..........         (43)             (47)            (26)             (7)             (1)             (1)
                             --------         --------        --------         -------          ------          ------
Net Expenses.............      50,592           23,711          31,517           6,800             999             706
                             --------         --------        --------         -------          ------          ------
Net Investment Income
  (Loss).................     159,037          216,473         101,421          17,680           2,449           1,453
                             --------         --------        --------         -------          ------          ------
REALIZED/UNREALIZED GAINS
  (LOSSES) FROM
  INVESTMENTS:
Net realized gain (loss)
  on transactions from:
Investments..............          --                1               4              --(b)           --              15
                             --------         --------        --------         -------          ------          ------
Change in net assets
  resulting from
  operations.............    $159,037         $216,474        $101,425         $17,680          $2,449          $1,468
                             ========         ========        ========         =======          ======          ======

------------
(b) Amount is less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                                                 U.S. TREASURY PLUS
                               LIQUID ASSETS                    U.S. GOVERNMENT                  MONEY MARKET FUND
                             MONEY MARKET FUND                 MONEY MARKET FUND           ------------------------------
                       ------------------------------    ------------------------------     YEAR ENDED
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        JUNE 30,        YEAR ENDED
                       JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004        2005         JUNE 30, 2004
                       -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS:
  Net investment
    income (loss)....   $   159,037      $    49,285      $   216,473      $    97,614      $  101,421       $    23,753
  Net realized gain
    (loss) on
    investments......            --               10                1               (1)              4                 3
                        -----------      -----------      -----------      -----------      ----------       -----------
    Increase
      (decrease) in
      net assets from
      operations.....       159,037           49,295          216,474           97,613         101,425            23,756
                        -----------      -----------      -----------      -----------      ----------       -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...........      (159,423)         (49,312)        (216,687)         (97,633)       (101,587)          (23,890)
                        -----------      -----------      -----------      -----------      ----------       -----------
CAPITAL SHARE
  TRANSACTIONS:
  Increase
    (decrease).......     2,958,828       (2,376,347)       7,219,915       (2,396,225)      4,076,503        (1,742,397)
NET ASSETS:
  Total increase
    (decrease) in net
    assets...........     2,958,442       (2,376,364)       7,219,702       (2,396,245)      4,076,341        (1,742,531)
Beginning of period..     8,321,015       10,697,379        7,984,029       10,380,274       4,627,010         6,369,541
                        -----------      -----------      -----------      -----------      ----------       -----------
End of period........   $11,279,457      $ 8,321,015      $15,203,731      $ 7,984,029      $8,703,351       $ 4,627,010
                        ===========      ===========      ===========      ===========      ==========       ===========
Accumulated
  undistributed
  (distributions in
  excess of) net
  investment income..   $      (342)     $        (2)     $      (103)     $        --      $      (47)      $        --

------------

(b) Amount is less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 34

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                    MUNICIPAL                     MICHIGAN MUNICIPAL                  OHIO MUNICIPAL
                                MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND
                          ------------------------------    ------------------------------    ------------------------------
                           YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                              2005             2004             2005             2004             2005             2004
                          -------------    -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
  Net investment income
    (loss)..............   $   17,680       $    7,620        $  2,449         $    545         $  1,453         $    500
  Net realized gain
    (loss) on
    investments.........           --(b)            30              --                1               15               16
                           ----------       ----------        --------         --------         --------         --------
    Increase (decrease)
      in net assets from
      operations........       17,680            7,650           2,449              546            1,468              516
                           ----------       ----------        --------         --------         --------         --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income..............      (17,712)          (7,675)         (2,449)            (546)          (1,453)            (502)
                           ----------       ----------        --------         --------         --------         --------
CAPITAL SHARE
  TRANSACTIONS:
  Increase (decrease)...       79,184         (328,651)         24,639           24,545           22,147          (46,743)
NET ASSETS:
  Total increase
    (decrease) in net
    assets..............       79,152         (328,676)         24,639           24,545           22,162          (46,729)
Beginning of period.....    1,243,238        1,571,914         166,167          141,622          106,939          153,668
                           ----------       ----------        --------         --------         --------         --------
End of period...........   $1,322,390       $1,243,238        $190,806         $166,167         $129,101         $106,939
                           ==========       ==========        ========         ========         ========         ========
Accumulated
  undistributed
  (distributions in
  excess of) net
  investment income.....   $       (1)      $       31        $     --         $     (1)        $     31         $     16

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                               LIQUID ASSETS                    U.S. GOVERNMENT                  U.S. TREASURY PLUS
                             MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND
                       ------------------------------    ------------------------------    ------------------------------
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                       JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004
                       -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL TRANSACTIONS:
MORGAN SHARES:
  Proceeds from
    shares issued....   $   323,978     $         --     $ 73,873,031     $         --      $ 1,508,859      $        --
  Net assets acquired
    in a tax-free
    reorganization
    (note 10)........        22,165               --        2,602,083               --          646,969               --
  Dividends
    reinvested.......         1,846               --            6,309               --            2,462               --
  Cost of shares
    redeemed.........       (93,990)              --      (74,035,964)              --       (1,345,481)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Morgan Shares
  capital
  transactions.......   $   253,999     $         --     $  2,445,459     $         --      $   812,809      $        --
                        ===========     ============     ============     ============      ===========      ===========
PREMIER SHARES:
  Proceeds from
    shares issued....   $   118,661     $         --     $  4,734,062     $  3,514,615      $ 1,957,053      $        --
  Net assets acquired
    in a tax-free
    reorganization
    (note 10)........        56,312               --          834,347               --        1,345,010               --
  Dividends
    reinvested.......           139               --            5,473              677            1,470               --
  Cost of shares
    redeemed.........       (94,296)              --       (4,885,718)      (3,557,030)      (2,294,006)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Premier Shares
  capital
  transactions.......   $    80,816     $         --     $    688,164     $    (41,738)     $ 1,009,527      $        --
                        ===========     ============     ============     ============      ===========      ===========
AGENCY SHARES:
  Proceeds from
    shares issued....   $ 1,685,375     $         --     $ 16,284,750     $    642,380      $ 5,099,820      $        --
  Net assets acquired
    in a tax-free
    reorganization
    (note 10)........       480,348               --        3,579,682               --          869,931               --
  Dividends
    reinvested.......         3,296               --           26,698            1,090            5,562               --
  Cost of shares
    redeemed.........    (1,686,412)              --      (15,943,537)      (1,123,375)      (5,077,180)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Agency Shares
  capital
  transactions.......   $   482,607     $         --     $  3,947,593     $   (479,905)     $   898,133      $        --
                        ===========     ============     ============     ============      ===========      ===========
CLASS B SHARES:
  Proceeds from
    shares issued....   $    18,272     $     27,676     $         --     $         --      $     1,657      $     1,353
  Dividends
    reinvested.......           391               72               --               --               30                6
  Cost of shares
    redeemed.........       (33,202)         (48,790)              --               --           (2,189)          (1,595)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Class B
  capital
  transactions.......   $   (14,539)    $    (21,042)    $         --     $         --      $      (502)     $      (236)
                        ===========     ============     ============     ============      ===========      ===========
CLASS C SHARES:
  Proceeds from
    shares issued....   $   386,941     $     16,674     $         --     $         --      $    33,110      $     2,264
  Dividends
    reinvested.......           961               10               --               --               79                2
  Cost of shares
    redeemed.........       (48,901)         (17,667)              --               --           (6,149)          (2,587)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Class C
  capital
  transactions.......   $   339,001     $       (983)    $         --     $         --      $    27,040      $      (321)
                        ===========     ============     ============     ============      ===========      ===========
INSTITUTIONAL SHARES:
  Proceeds from
    shares issued....   $ 3,190,767     $         --     $  7,123,597     $         --      $ 6,235,442      $        --
  Net assets acquired
    in a tax-free
    reorganization
    (note 10)........            --               --        2,277,446               --          648,830               --
  Dividends
    reinvested.......        12,138               --           12,597               --            4,745               --
  Cost of shares
    redeemed.........    (1,749,987)              --       (7,396,447)              --       (5,183,435)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Institutional
  Shares capital
  transactions.......   $ 1,452,918     $         --     $  2,017,193     $         --      $ 1,705,582      $        --
                        ===========     ============     ============     ============      ===========      ===========

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 36

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                               LIQUID ASSETS                    U.S. GOVERNMENT                  U.S. TREASURY PLUS
                             MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND
                       ------------------------------    ------------------------------    ------------------------------
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                       JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004
                       -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL TRANSACTIONS (CONTINUED):
RESERVE SHARES:
  Proceeds from
    shares issued....   $ 6,882,491     $ 10,556,221     $    896,641     $         --      $ 7,728,605      $ 3,915,046
  Net assets acquired
    in a tax-free
    reorganization
    (note 10)........            --               --          500,579               --          229,956               --
  Dividends
    reinvested.......        18,991            6,874                1               --            6,873            1,485
  Cost of shares
    redeemed.........    (7,704,387)     (11,934,528)        (647,740)              --       (7,930,586)      (4,666,564)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Reserve Shares
  capital
  transactions.......   $  (802,905)    $ (1,371,433)    $    749,481     $         --      $    34,848      $  (750,033)
                        ===========     ============     ============     ============      ===========      ===========
INVESTOR SHARES:
  Proceeds from
    shares issued....   $ 8,015,631     $ 11,330,873     $         --     $         --      $ 4,591,861      $ 5,127,030
  Dividends
    reinvested.......        12,195            8,300               --               --               43               23
  Cost of shares
    redeemed.........    (9,963,532)     (12,322,062)              --               --       (5,002,838)      (6,118,861)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Investor
  Shares capital
  transactions.......   $(1,935,706)    $   (982,889)    $         --     $         --      $  (410,934)     $  (991,808)
                        ===========     ============     ============     ============      ===========      ===========
CAPITAL SHARES:
  Proceeds from
    shares issued....   $10,922,597     $         --     $ 30,953,998     $ 39,984,048      $        --      $        --
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........     1,999,916               --               --               --               --               --
  Dividends
    reinvested.......        22,039               --           29,195           14,552               --               --
  Cost of shares
    redeemed.........    (9,841,915)              --      (33,611,168)     (41,873,182)              --               --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in net assets
  from Capital Shares
  capital
  transactions.......   $ 3,102,637     $         --     $ (2,627,975)    $ (1,874,582)     $        --      $        --
                        ===========     ============     ============     ============      ===========      ===========
SHARE TRANSACTIONS:
MORGAN SHARES:
  Issued.............       323,979               --       73,873,031               --        1,508,856               --
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........        22,164               --        2,602,203               --          647,035               --
  Reinvested.........         1,846               --            6,308               --            2,462               --
  Redeemed...........       (93,990)              --      (74,035,964)              --       (1,345,481)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Morgan
  Shares.............       253,999               --        2,445,578               --          812,872               --
                        ===========     ============     ============     ============      ===========      ===========
PREMIER SHARES:
  Issued.............       118,660               --        4,734,062        3,514,615        1,957,049               --
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........        56,312               --          834,357                         1,345,102               --
  Reinvested.........           139               --            5,473              677            1,470               --
  Redeemed...........       (94,295)              --       (4,885,718)      (3,557,030)      (2,294,006)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Premier
  Shares.............        80,816               --          688,174          (41,738)       1,009,615               --
                        ===========     ============     ============     ============      ===========      ===========
AGENCY SHARES:
  Issued.............     1,685,375               --       16,284,749          642,380        5,099,817               --
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........       480,349               --        3,579,738               --          869,798               --
  Reinvested.........         3,296               --           26,697            1,090            5,563               --
  Redeemed...........    (1,686,410)              --      (15,943,537)      (1,123,375)      (5,077,180)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Agency
  Shares.............       482,610               --        3,947,647         (479,905)         897,998               --
                        ===========     ============     ============     ============      ===========      ===========

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                               LIQUID ASSETS                    U.S. GOVERNMENT                  U.S. TREASURY PLUS
                             MONEY MARKET FUND                 MONEY MARKET FUND                 MONEY MARKET FUND
                       ------------------------------    ------------------------------    ------------------------------
                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                       JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2004
                       -------------    -------------    -------------    -------------    -------------    -------------
SHARE TRANSACTIONS (CONTINUED):
CLASS B SHARES:
  Issued.............        18,272           27,676               --               --            1,657            1,353
  Reinvested.........           391               72               --               --               29                6
  Redeemed...........       (33,202)         (48,790)              --               --           (2,188)          (1,595)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Class B
  Shares.............       (14,539)         (21,042)              --               --             (502)            (236)
                        ===========     ============     ============     ============      ===========      ===========
CLASS C SHARES:
  Issued.............       386,941           16,674               --               --           33,111            2,264
  Reinvested.........           961               10               --               --               79                2
  Redeemed...........       (48,901)         (17,667)              --               --           (6,149)          (2,587)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Class C
  Shares.............       339,001             (983)              --               --           27,041             (321)
                        ===========     ============     ============     ============      ===========      ===========
INSTITUTIONAL SHARES:
  Issued.............     3,190,767               --        7,123,597               --        6,235,437               --
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........            --               --        2,277,485               --          648,863               --
  Reinvested.........        12,137               --           12,597               --            4,744               --
  Redeemed...........    (1,749,983)              --       (7,396,447)              --       (5,183,434)              --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in
  Institutional
  Shares.............     1,452,921               --        2,017,232               --        1,705,610               --
                        ===========     ============     ============     ============      ===========      ===========
RESERVE SHARES:
  Issued.............     6,882,490       10,556,221          896,642               --        7,728,599        3,915,046
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........            --               --          500,579               --          229,976               --
  Reinvested.........        18,991            6,874                1               --            6,873            1,485
  Redeemed...........    (7,704,379)     (11,934,528)        (647,740)              --       (7,930,586)      (4,666,564)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Reserve
  Shares.............      (802,898)      (1,371,433)         749,482               --           34,862         (750,033)
                        ===========     ============     ============     ============      ===========      ===========
INVESTOR SHARES:
  Issued.............     8,015,600       11,330,873               --               --        4,591,852        5,127,030
  Reinvested.........        12,225            8,300               --               --               43               23
  Redeemed...........    (9,963,528)     (12,322,062)              --               --       (5,002,838)      (6,118,861)
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Investor
  Shares.............    (1,935,703)        (982,889)              --               --         (410,943)        (991,808)
                        ===========     ============     ============     ============      ===========      ===========
CAPITAL CLASS SHARES:
  Issued.............    10,922,595               --       30,953,997       39,984,048               --               --
  Shares issued in
    connection with
    Fund
    Reorganization
    (note 10)........     1,999,897                                --               --               --               --
  Reinvested.........        22,039               --           29,195           14,552               --               --
  Redeemed...........    (9,841,907)              --      (33,611,168)     (41,873,182)              --               --
                        -----------     ------------     ------------     ------------      -----------      -----------
Change in Capital
  Shares.............     3,102,624               --       (2,627,976)      (1,874,582)              --               --
                        ===========     ============     ============     ============      ===========      ===========

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 38

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                 MICHIGAN MUNICIPAL                  OHIO MUNICIPAL
                                   MUNICIPAL                     MONEY MARKET FUND                 MONEY MARKET FUND
                               MONEY MARKET FUND           ------------------------------    ------------------------------
                         ------------------------------     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                          YEAR ENDED       YEAR ENDED        JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                         JUNE 30, 2005    JUNE 30, 2004        2005             2004             2005             2004
                         -------------    -------------    -------------    -------------    -------------    -------------
CAPITAL TRANSACTIONS:
MORGAN SHARES:
  Proceeds from shares
    issued.............   $    46,984      $        --      $   17,341       $       --        $   2,887        $      --
  Dividends
    reinvested.........           193               --              72               --               11               --
  Cost of shares
    redeemed...........       (10,682)              --          (9,610)              --           (1,007)              --
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in net assets
  from Morgan Shares
  capital
  transactions.........   $    36,495      $        --      $    7,803       $       --        $   1,891        $      --
                          ===========      ===========      ==========       ==========        =========        =========
PREMIER SHARES:
  Proceeds from shares
    issued.............   $ 1,116,456      $ 1,206,619      $  247,130       $  183,383        $ 118,573        $  83,085
  Dividends
    reinvested.........            71               87             685                1                2                4
  Cost of shares
    redeemed...........    (1,156,677)      (1,424,316)       (218,874)        (134,778)        (121,080)        (109,884)
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in net assets
  from Premier Shares
  capital
  transactions.........   $   (40,150)     $  (217,610)     $   28,941       $   48,606        $  (2,505)       $ (26,795)
                          ===========      ===========      ==========       ==========        =========        =========
AGENCY SHARES:
  Proceeds from shares
    issued.............   $     1,315      $        --      $       --       $       --        $      --        $      --
  Dividends
    reinvested.........             2               --              --               --               --               --
  Cost of shares
    redeemed...........        (1,300)              --              --               --               --               --
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in net assets
  from Agency Shares
  capital
  transactions.........   $        17      $        --      $       --       $       --        $      --        $      --
                          ===========      ===========      ==========       ==========        =========        =========
INSTITUTIONAL SHARES:
  Proceeds from shares
    issued.............   $   263,164      $        --      $       --       $       --        $      --        $      --
  Dividends
    reinvested.........            29               --              --               --               --               --
  Cost of shares
    redeemed...........      (178,438)              --              --               --               --               --
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in net assets
  from Institutional
  Shares capital
  transactions.........   $    84,755      $        --      $       --       $       --        $      --        $      --
                          ===========      ===========      ==========       ==========        =========        =========
RESERVE SHARES:
  Proceeds from shares
    issued.............   $ 1,684,229      $ 1,168,296      $  248,669       $  185,002        $ 283,001        $ 232,956
  Dividends
    reinvested.........         2,114              831             551              196              796              209
  Cost of shares
    redeemed...........    (1,688,276)      (1,280,168)       (261,325)        (209,260)        (261,036)        (253,113)
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in net assets
  from Reserve Shares
  capital
  transactions.........   $    (1,933)     $  (111,041)     $  (12,105)      $  (24,062)       $  22,761        $ (19,948)
                          ===========      ===========      ==========       ==========        =========        =========
SHARE TRANSACTIONS:
MORGAN SHARES:
  Issued                       46,984               --          17,341               --            2,887               --
  Reinvested...........           192               --              72               --               11               --
  Redeemed.............       (10,681)              --          (9,610)              --           (1,007)              --
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in Morgan
  Shares...............        36,495               --           7,803               --            1,891               --
                          ===========      ===========      ==========       ==========        =========        =========
PREMIER SHARES:
  Issued...............     1,116,456        1,206,619         247,130          183,383          118,572           83,085
  Reinvested...........            71               87             685                1                2                4
  Redeemed.............    (1,156,677)      (1,424,316)       (218,874)        (134,778)        (121,080)        (109,884)
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in Premier
  Shares...............       (40,150)        (217,610)         28,941           48,606           (2,506)         (26,795)
                          ===========      ===========      ==========       ==========        =========        =========
AGENCY SHARES:
  Issued...............         1,315               --              --               --               --               --
  Reinvested...........             2               --              --               --               --               --
  Redeemed.............        (1,300)              --              --               --               --               --
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in Agency Shares            17               --              --               --               --               --
                          ===========      ===========      ==========       ==========        =========        =========

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                 MICHIGAN MUNICIPAL                  OHIO MUNICIPAL
                                   MUNICIPAL                     MONEY MARKET FUND                 MONEY MARKET FUND
                               MONEY MARKET FUND           ------------------------------    ------------------------------
                         ------------------------------     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                          YEAR ENDED       YEAR ENDED        JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                         JUNE 30, 2005    JUNE 30, 2004        2005             2004             2005             2004
                         -------------    -------------    -------------    -------------    -------------    -------------
SHARE TRANSACTIONS (CONTINUED):
INSTITUTIONAL SHARES:
  Issued...............       263,164               --              --               --               --               --
  Reinvested...........            29               --              --               --               --               --
  Redeemed.............      (178,438)              --              --               --               --               --
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in Institutional
  Shares...............        84,755               --              --               --               --               --
                          ===========      ===========      ==========       ==========        =========        =========
RESERVE SHARES:
  Issued...............     1,684,229        1,168,296         248,669          185,002          283,001          232,956
  Reinvested...........         2,114              831             551              196              796              209
  Redeemed.............    (1,688,276)      (1,280,168)       (261,325)        (209,260)        (261,036)        (253,113)
                          -----------      -----------      ----------       ----------        ---------        ---------
Change in Reserve
  Shares...............        (1,933)        (111,041)        (12,105)         (24,062)          22,761          (19,948)
                          ===========      ===========      ==========       ==========        =========        =========

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

See notes to financial statements.

 40

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           PER SHARE OPERATING PERFORMANCE
                                          ------------------------------------------------------------------
                                                                    INVESTMENT
                                                                    OPERATIONS                 DISTRIBUTIONS
                                                      --------------------------------------   -------------
                                          NET ASSET      NET       NET REALIZED
                                           VALUE,     INVESTMENT      GAINS       TOTAL FROM        NET
                                          BEGINNING     INCOME     (LOSSES) ON    INVESTMENT    INVESTMENT
MORGAN SHARES                             OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................   $1.000       $0.008        $0.000        $0.008        $(0.008)
U.S. GOVERNMENT MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................    1.000        0.008         0.000(d)      0.008         (0.008)
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................    1.000        0.008         0.000(d)      0.008         (0.008)
MUNICIPAL MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................    1.000        0.006         0.000(d)      0.006         (0.006)
MICHIGAN MUNICIPAL MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................    1,000        0.006         0.000         0.006         (0.006)
OHIO MUNICIPAL MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................    1.000        0.006         0.000(d)      0.006         (0.006)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Commencement of offering of class of shares.

(d) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                          RATIOS/SUPPLEMENTAL DATA
                                         ----------------------   ----------------------------------------------------------
                                                                                     RATIOS TO AVERAGE NET ASSETS (a)
                                                                               ---------------------------------------------
                                         NET ASSET                NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                          VALUE,                    END OF         TO         INCOME TO          AVERAGE
                                          END OF       TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD     RETURN (b)    (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005..................................  $1.000       0.84%     $  253,991      0.59%          2.36%            0.64%
U.S. GOVERNMENT MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005..................................   1.000       0.81       2,445,422      0.59           2.26             0.63
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005..................................   1.000       0.78         812,795      0.59           2.20             0.62
MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005..................................   1.000       0.63          36,495      0.59           1.79             0.63
MICHIGAN MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005..................................   1.000       0.64           7,803      0.59           1.81             0.70
OHIO MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005..................................   1.000       0.63           1,891      0.59           1.80             0.72

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 42

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           PER SHARE OPERATING PERFORMANCE
                                          ------------------------------------------------------------------
                                                                    INVESTMENT
                                                                    OPERATIONS                 DISTRIBUTIONS
                                                      --------------------------------------   -------------
                                          NET ASSET      NET       NET REALIZED
                                           VALUE,     INVESTMENT      GAINS       TOTAL FROM        NET
                                          BEGINNING     INCOME     (LOSSES) ON    INVESTMENT    INVESTMENT
PREMIER SHARES                            OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................   $1.000       $0.009        $0.000        $0.009        $(0.009)
U.S. GOVERNMENT MONEY MARKET FUND (e)
  Year Ended June 30, 2005..............    1.000        0.018         0.000(g)      0.018         (0.018)
  Year Ended June 30, 2004..............    1.000        0.007         0.000         0.007         (0.007)
  Year Ended June 30, 2003..............    1.000        0.011         0.000         0.011         (0.011)
  Year Ended June 30, 2002..............    1.000        0.022         0.000         0.022         (0.022)
  Year Ended June 30, 2001..............    1.000        0.056         0.000         0.056         (0.056)
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    1.000        0.008         0.000(g)      0.008         (0.008)
MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.014         0.000(g)      0.014         (0.014)
  Year Ended June 30, 2004..............    1.000        0.006         0.000         0.006         (0.006)
  Year Ended June 30, 2003..............    1.000        0.010         0.000         0.010         (0.010)
  Year Ended June 30, 2002..............    1.000        0.014         0.000         0.014         (0.014)
  Year Ended June 30, 2001..............    1.000        0.034         0.000         0.034         (0.034)
MICHIGAN MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.013         0.000         0.013         (0.013)
  Year Ended June 30, 2004..............    1.000        0.006         0.000         0.006         (0.006)
  Year Ended June 30, 2003..............    1.000        0.009         0.000         0.009         (0.009)
  Year Ended June 30, 2002..............    1.000        0.014         0.000         0.014         (0.014)
  Year Ended June 30, 2001..............    1.000        0.034         0.000         0.034         (0.034)
OHIO MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.014         0.000(g)      0.014         (0.014)
  Year Ended June 30, 2004..............    1.000        0.006         0.000         0.006         (0.006)
  Year Ended June 30, 2003..............    1.000        0.009         0.000         0.009         (0.009)
  Year Ended June 30, 2002..............    1.000        0.014         0.000         0.014         (0.014)
  Year Ended June 30, 2001..............    1.000        0.034         0.000         0.034         (0.034)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Commencement of offering of class of shares.

(d) Effective February 19, 2005, Class I was renamed as Premier Shares.

(e) Effective February 19, 2005, Class S was renamed as Premier Shares.

(f) Effective February 19, 2005, the contractual expense limitation is 0.45%.

(g) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                          RATIOS/SUPPLEMENTAL DATA
                                         ----------------------   ----------------------------------------------------------
                                                                                     RATIOS TO AVERAGE NET ASSETS (a)
                                                                               ---------------------------------------------
                                         NET ASSET                NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                          VALUE,                    END OF         TO         INCOME TO          AVERAGE
                                          END OF       TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD     RETURN (b)    (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
   2005.................................  $1.000        0.89%     $   80,814      0.45%          2.52%            0.52%

U.S. GOVERNMENT MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.79       1,416,600      0.39           1.94             0.44
  Year Ended June 30, 2004..............   1.000        0.72         728,456      0.39           0.71             0.39
  Year Ended June 30, 2003..............   1.000        1.15         770,196      0.39           1.13             0.39
  Year Ended June 30, 2002..............   1.000        2.21         699,907      0.37           2.24             0.39
  Year Ended June 30, 2001..............   1.000        5.71         778,727      0.35           5.33             0.39

U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
   2005.................................   1.000        0.83       1,009,503      0.45           2.32             0.47

MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.42         827,335      0.45           1.39             0.51
  Year Ended June 30, 2004..............   1.000        0.61         867,509      0.45           0.60             0.53
  Year Ended June 30, 2003..............   1.000        0.96       1,085,136      0.45           0.96             0.53
  Year Ended June 30, 2002..............   1.000        1.45       1,290,395      0.45           1.38             0.53
  Year Ended June 30, 2001..............   1.000        3.48         977,300      0.45           3.43             0.53

MICHIGAN MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.32         141,695      0.47(f)        1.37             0.56
  Year Ended June 30, 2004..............   1.000        0.56         112,753      0.47           0.56             0.55
  Year Ended June 30, 2003..............   1.000        0.87          64,146      0.49           0.88             0.57
  Year Ended June 30, 2002..............   1.000        1.41          83,008      0.47           1.49             0.55
  Year Ended June 30, 2001..............   1.000        3.44         100,673      0.45           3.40             0.53

OHIO MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.40          44,469      0.46(f)        1.36             0.52
  Year Ended June 30, 2004..............   1.000        0.56          46,968      0.47           0.55             0.50
  Year Ended June 30, 2003..............   1.000        0.88          73,757      0.47           0.88             0.50
  Year Ended June 30, 2002..............   1.000        1.43          57,338      0.46           1.47             0.50
  Year Ended June 30, 2001..............   1.000        3.42         100,004      0.46           3.33             0.49

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 44

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           PER SHARE OPERATING PERFORMANCE
                                          ------------------------------------------------------------------
                                                                    INVESTMENT
                                                                    OPERATIONS                 DISTRIBUTIONS
                                                      --------------------------------------   -------------
                                          NET ASSET      NET       NET REALIZED
                                           VALUE,     INVESTMENT      GAINS       TOTAL FROM        NET
                                          BEGINNING     INCOME     (LOSSES) ON    INVESTMENT    INVESTMENT
AGENCY SHARES                             OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................   $1.000       $0.010        $0.000        $0.010        $(0.010)
U.S. GOVERNMENT MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.019         0.000(f)      0.019         (0.019)
  Year Ended June 30, 2004..............    1.000        0.009         0.000         0.009         (0.009)
  Year Ended June 30, 2003..............    1.000        0.013         0.000         0.013         (0.013)
  November 1, 2001(c) to June 30,
    2002................................    1.000        0.012         0.000         0.012         (0.012)
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    1.000        0.009         0.000(f)      0.009         (0.009)
MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    1.000        0.007         0.000(f)      0.007         (0.007)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Commencement of offering of class of shares.

(d) Effective February 19, 2005, Administrative Class was renamed as Agency Shares.

(e) Effective February 19, 2005, the contractual expense limitation is 0.24%.

(f) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                          RATIOS/SUPPLEMENTAL DATA
                                         ----------------------   ----------------------------------------------------------
                                                                                     RATIOS TO AVERAGE NET ASSETS (a)
                                                                               ---------------------------------------------
                                         NET ASSET                NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                          VALUE,                    END OF         TO         INCOME TO          AVERAGE
                                          END OF       TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD     RETURN (b)    (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................  $1.000        0.96%     $  482,594      0.26%          2.68%            0.37%
U.S. GOVERNMENT MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.95       4,045,754      0.24           2.55             0.32
  Year Ended June 30, 2004..............   1.000        0.87          98,212      0.24           0.86             0.24
  Year Ended June 30, 2003..............   1.000        1.30         578,118      0.24           1.14             0.24
  November 1, 2001(c) to June 30, 2002..   1.000        1.21          81,789      0.24           1.72             0.24
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................   1.000        0.89         898,116      0.26           2.52             0.32
MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................   1.000        0.75              17      0.26           2.34             0.32

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 46

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           PER SHARE OPERATING PERFORMANCE
                                          ------------------------------------------------------------------
                                                                    INVESTMENT
                                                                    OPERATIONS                 DISTRIBUTIONS
                                                      --------------------------------------   -------------
                                          NET ASSET      NET       NET REALIZED
                                           VALUE,     INVESTMENT      GAINS       TOTAL FROM        NET
                                          BEGINNING     INCOME     (LOSSES) ON    INVESTMENT    INVESTMENT
CLASS B                                   OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  Year Ended June 30, 2005..............   $1.000       $0.013        $0.000        $0.013        $(0.013)
  Year Ended June 30, 2004..............    1.000        0.001         0.000         0.001         (0.001)
  Year Ended June 30, 2003..............    1.000        0.003         0.000         0.003         (0.003)
  Year Ended June 30, 2002..............    1.000        0.011         0.000         0.011         (0.011)
  Year Ended June 30, 2001..............    1.000        0.045         0.000         0.045         (0.045)
U.S. TREASURY PLUS MONEY MARKET FUND
  Year Ended June 30, 2005..............    1.000        0.012         0.000(b)      0.012         (0.012)
  Year Ended June 30, 2004..............    1.000        0.002         0.000         0.002         (0.002)
  Year Ended June 30, 2003..............    1.000        0.003         0.000         0.003         (0.003)
  Year Ended June 30, 2002..............    1.000        0.010         0.000         0.010         (0.010)
  Year Ended June 30, 2001..............    1.000        0.042         0.000         0.042         (0.042)

------------

(a) Effective February 19, 2005, the contractual expense limitation is 0.97%.

(b) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                         RATIOS/SUPPLEMENTAL DATA
                                         ---------------------   ----------------------------------------------------------
                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                       TOTAL        NET       ---------------------------------------------
                                         NET ASSET    RETURN       ASSETS      EXPENSES    NET INVESTMENT     EXPENSES TO
                                           VALUE     (EXCLUDES     END OF         TO         INCOME TO          AVERAGE
                                          END OF       SALES       PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD      CHARGE)     (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ---------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  Year Ended June 30, 2005..............  $1.000       1.27%      $26,999        1.01% (a)      1.17%            1.44%
  Year Ended June 30, 2004..............   1.000       0.15        41,540        1.02           0.15             1.54
  Year Ended June 30, 2003..............   1.000       0.33        62,581        1.33           0.32             1.55
  Year Ended June 30, 2002..............   1.000       1.12        38,690        1.52           1.08             1.55
  Year Ended June 30, 2001..............   1.000       4.58        33,898        1.52           4.22             1.55
U.S. TREASURY PLUS MONEY MARKET FUND
  Year Ended June 30, 2005..............   1.000       1.25         2,358        0.87(a)        1.18             1.42
  Year Ended June 30, 2004..............   1.000       0.24         2,860        0.82           0.24             1.52
  Year Ended June 30, 2003..............   1.000       0.31         3,096        1.17           0.31             1.53
  Year Ended June 30, 2002..............   1.000       1.05         1,735        1.52           0.95             1.53
  Year Ended June 30, 2001..............   1.000       4.27         1,014        1.52           4.17             1.54

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 48

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           PER SHARE OPERATING PERFORMANCE
                                          ------------------------------------------------------------------
                                                                    INVESTMENT
                                                                    OPERATIONS                 DISTRIBUTIONS
                                                      --------------------------------------   -------------
                                          NET ASSET      NET       NET REALIZED
                                           VALUE,     INVESTMENT      GAINS       TOTAL FROM        NET
                                          BEGINNING     INCOME     (LOSSES) ON    INVESTMENT    INVESTMENT
CLASS C                                   OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  Year Ended June 30, 2005..............   $1.000       $0.013        $0.000        $0.013        $(0.013)
  Year Ended June 30, 2004..............    1.000        0.001         0.000         0.001         (0.001)
  Year Ended June 30, 2003..............    1.000        0.003         0.000         0.003         (0.003)
  Year Ended June 30, 2002..............    1.000        0.011         0.000         0.011         (0.011)
  Year Ended June 30, 2001..............    1.000        0.045         0.000         0.045         (0.045)
U.S. TREASURY PLUS MONEY MARKET FUND
  Year Ended June 30, 2005..............    1.000        0.012         0.000(b)      0.012         (0.012)
  Year Ended June 30, 2004..............    1.000        0.002         0.000         0.002         (0.002)
  Year Ended June 30, 2003..............    1.000        0.003         0.000         0.003         (0.003)
  Year Ended June 30, 2002..............    1.000        0.010         0.000         0.010         (0.010)
  Year Ended June 30, 2001..............    1.000        0.042         0.000         0.042         (0.042)

------------

(a) Effective February 19, 2005, the contractual expense limitation is 0.97%.

(b) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                         RATIOS/SUPPLEMENTAL DATA
                                         ---------------------   ----------------------------------------------------------
                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                       TOTAL                  ---------------------------------------------
                                         NET ASSET    RETURN     NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                           VALUE     (EXCLUDES     END OF         TO         INCOME TO          AVERAGE
                                          END OF       SALES       PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD      CHARGE)     (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ---------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  Year Ended June 30, 2005..............  $1.000       1.27%      $347,285       0.97%          2.06%            1.23%
  Year Ended June 30, 2004..............   1.000       0.15          8,284       1.02           0.15             1.52
  Year Ended June 30, 2003..............   1.000       0.33          9,267       1.33           0.31             1.55
  Year Ended June 30, 2002..............   1.000       1.12          3,430       1.52           0.95             1.55
  Year Ended June 30, 2001..............   1.000       4.58          1,266       1.52           4.30             1.56
U.S. TREASURY PLUS MONEY MARKET FUND
  Year Ended June 30, 2005..............   1.000       1.25         27,589       0.96(a)        1.90             1.21
  Year Ended June 30, 2004..............   1.000       0.24            548       0.83           0.24             1.53
  Year Ended June 30, 2003..............   1.000       0.31            869       1.19           0.30             1.53
  Year Ended June 30, 2002..............   1.000       1.05            682       1.52           1.02             1.53
  Year Ended June 30, 2001..............   1.000       4.27            459       1.52           4.00             1.53

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 50

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                      INVESTMENT
                                                                      OPERATIONS                   DISTRIBUTIONS
                                                      ------------------------------------------   -------------
                                          NET ASSET      NET         NET REALIZED
                                           VALUE,     INVESTMENT        GAINS         TOTAL FROM        NET
                                          BEGINNING     INCOME       (LOSSES) ON      INVESTMENT    INVESTMENT
INSTITUTIONAL SHARES                      OF PERIOD     (LOSS)       INVESTMENTS      OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ----------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................   $1.000       $0.010          $0.000          $0.010        $(0.010)
U.S. GOVERNMENT MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    1.000        0.009           0.000(d)        0.009         (0.009)
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    1.000        0.009           0.000(d)        0.009         (0.009)
MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    1.000        0.008           0.000(d)        0.008         (0.008)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Commencement of offering of class of shares.

(d) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                            PER SHARE OPERATING
                                                PERFORMANCE                            RATIOS/SUPPLEMENTAL DATA
                                         --------------------------   ----------------------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS (a)
                                                                                   ---------------------------------------------
                                           NET ASSET                  NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                            VALUE,                      END OF         TO         INCOME TO          AVERAGE
                                            END OF         TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                            PERIOD       RETURN (b)    (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         -------------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    $1.000          0.98%     $1,452,881      0.20%          2.76%            0.32%
U.S. GOVERNMENT MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    $1.000          0.94       2,017,162      0.20           2.66             0.28
U.S. TREASURY PLUS MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    $1.000          0.92       1,705,565      0.20           2.61             0.27
MUNICIPAL MONEY MARKET FUND
  February 19, 2005(c) to June 30,
    2005................................    $1.000          0.77          84,755      0.20           2.27             0.28

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 52

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                      INVESTMENT
                                                                      OPERATIONS                   DISTRIBUTIONS
                                                      ------------------------------------------   -------------
                                          NET ASSET      NET         NET REALIZED
                                           VALUE,     INVESTMENT        GAINS         TOTAL FROM        NET
                                          BEGINNING     INCOME       (LOSSES) ON      INVESTMENT    INVESTMENT
RESERVE SHARES                            OF PERIOD     (LOSS)       INVESTMENTS      OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ----------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   $1.000       $0.015          $0.000          $0.015        $(0.015)
  Year Ended June 30, 2004..............    1.000        0.004           0.000           0.004         (0.004)
  Year Ended June 30, 2003..............    1.000        0.009           0.000           0.009         (0.009)
  Year Ended June 30, 2002..............    1.000        0.019           0.000           0.019         (0.019)
  Year Ended June 30, 2001..............    1.000        0.052           0.000           0.052         (0.052)
U.S. GOVERNMENT MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................    1.000        0.008           0.000(f)        0.008         (0.008)
U.S. TREASURY PLUS MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.014           0.000(f)        0.014         (0.014)
  Year Ended June 30, 2004..............    1.000        0.003           0.000           0.003         (0.003)
  Year Ended June 30, 2003..............    1.000        0.007           0.000           0.007         (0.007)
  Year Ended June 30, 2002..............    1.000        0.018           0.000           0.018         (0.018)
  Year Ended June 30, 2001..............    1.000        0.049           0.000           0.049         (0.049)
MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.012           0.000(f)        0.012         (0.012)
  Year Ended June 30, 2004..............    1.000        0.004           0.000           0.004         (0.004)
  Year Ended June 30, 2003..............    1.000        0.007           0.000           0.007         (0.007)
  Year Ended June 30, 2002..............    1.000        0.012           0.000           0.012         (0.012)
  Year Ended June 30, 2001..............    1.000        0.032           0.000           0.032         (0.032)
MICHIGAN MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.011           0.000           0.011         (0.011)
  Year Ended June 30, 2004..............    1.000        0.003           0.000           0.003         (0.003)
  Year Ended June 30, 2003..............    1.000        0.006           0.000           0.006         (0.006)
  Year Ended June 30, 2002..............    1.000        0.012           0.000           0.012         (0.012)
  Year Ended June 30, 2001..............    1.000        0.031           0.000           0.031         (0.031)
OHIO MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.011           0.000(f)        0.011         (0.011)
  Year Ended June 30, 2004..............    1.000        0.003           0.000           0.003         (0.003)
  Year Ended June 30, 2003..............    1.000        0.006           0.000           0.006         (0.006)
  Year Ended June 30, 2002..............    1.000        0.012           0.000           0.012         (0.012)
  Year Ended June 30, 2001..............    1.000        0.031           0.000           0.031         (0.031)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Commencement of offering of class of shares.

(d) Effective February 19, 2005, Class A was renamed as Reserve Shares.

(e) Effective February 19, 2005, the contractual expense limitation is 0.70%.

(f) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                          RATIOS/SUPPLEMENTAL DATA
                                         ----------------------   ----------------------------------------------------------
                                                                                     RATIOS TO AVERAGE NET ASSETS (a)
                                                                               ---------------------------------------------
                                         NET ASSET                NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                          VALUE,                    END OF         TO         INCOME TO          AVERAGE
                                          END OF       TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD     RETURN (b)    (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............  $1.000        1.53%     $3,569,531      0.75% (e)      1.48%            0.78%
  Year Ended June 30, 2004..............   1.000        0.40       4,372,583      0.77           0.40             0.79
  Year Ended June 30, 2003..............   1.000        0.89       5,744,025      0.77           0.90             0.80
  Year Ended June 30, 2002..............   1.000        1.88       6,521,235      0.77           1.88             0.80
  Year Ended June 30, 2001..............   1.000        5.37       7,342,790      0.77           5.01             0.80

U.S. GOVERNMENT MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................   1.000        0.77         749,475      0.69           2.19             0.73

U.S. TREASURY PLUS MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.38       1,737,775      0.74(e)        1.40             0.75
  Year Ended June 30, 2004..............   1.000        0.29       1,702,965      0.77           0.29             0.77
  Year Ended June 30, 2003..............   1.000        0.73       2,453,050      0.77           0.75             0.78
  Year Ended June 30, 2002..............   1.000        1.81       3,162,893      0.77           1.80             0.78
  Year Ended June 30, 2001..............   1.000        5.05       3,512,937      0.77           4.75             0.78

MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.16         373,788      0.70           1.13             0.76
  Year Ended June 30, 2004..............   1.000        0.36         375,729      0.70           0.35             0.78
  Year Ended June 30, 2003..............   1.000        0.71         486,778      0.70           0.71             0.78
  Year Ended June 30, 2002..............   1.000        1.20         534,947      0.69           1.19             0.77
  Year Ended June 30, 2001..............   1.000        3.23         470,425      0.70           3.18             0.78

MICHIGAN MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.14          41,308      0.72(e)        1.10             0.81
  Year Ended June 30, 2004..............   1.000        0.31          53,414      0.73           0.31             0.81
  Year Ended June 30, 2003..............   1.000        0.62          77,476      0.74           0.62             0.82
  Year Ended June 30, 2002..............   1.000        1.16          62,408      0.72           1.21             0.80
  Year Ended June 30, 2001..............   1.000        3.18         125,294      0.70           3.05             0.78

OHIO MUNICIPAL MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        1.14          82,741      0.71(e)        1.17             0.77
  Year Ended June 30, 2004..............   1.000        0.30          59,971      0.72           0.30             0.75
  Year Ended June 30, 2003..............   1.000        0.63          79,911      0.72           0.62             0.75
  Year Ended June 30, 2002..............   1.000        1.17          90,602      0.71           1.17             0.75
  Year Ended June 30, 2001..............   1.000        3.16          59,583      0.71           3.05             0.74

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 54

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                      INVESTMENT
                                                                      OPERATIONS                   DISTRIBUTIONS
                                                      ------------------------------------------   -------------
                                          NET ASSET      NET         NET REALIZED
                                           VALUE,     INVESTMENT        GAINS         TOTAL FROM        NET
                                          BEGINNING     INCOME       (LOSSES) ON      INVESTMENT    INVESTMENT
INVESTOR SHARES                           OF PERIOD     (LOSS)       INVESTMENTS      OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ----------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND (a)
  Year Ended June 30, 2005..............   $1.000       $0.018          $0.000          $0.018        $(0.018)
  Year Ended June 30, 2004..............    1.000        0.006           0.000           0.006         (0.006)
  Year Ended June 30, 2003..............    1.000        0.011           0.000           0.011         (0.011)
  Year Ended June 30, 2002..............    1.000        0.021           0.000           0.021         (0.021)
  Year Ended June 30, 2001..............    1.000        0.055           0.000           0.055         (0.055)
U.S. TREASURY PLUS MONEY MARKET FUND (a)
  Year Ended June 30, 2005..............    1.000        0.016           0.000(c)        0.016         (0.016)
  Year Ended June 30, 2004..............    1.000        0.005           0.000           0.005         (0.005)
  Year Ended June 30, 2003..............    1.000        0.010           0.000           0.010         (0.010)
  Year Ended June 30, 2002..............    1.000        0.020           0.000           0.020         (0.020)
  Year Ended June 30, 2001..............    1.000        0.052           0.000           0.052         (0.052)

------------

(a) Effective February 19, 2005, Class I was renamed as Investor Shares.

(b) Effective February 19, 2005, the contractual expense limitation is 0.51%.

(c) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                          RATIOS/SUPPLEMENTAL DATA
                                         ----------------------   ----------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS
                                                                               ---------------------------------------------
                                         NET ASSET                NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                           VALUE                    END OF         TO         INCOME TO          AVERAGE
                                          END OF       TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD       RETURN      (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND (a)
  Year Ended June 30, 2005..............  $1.000        1.77%     $1,962,817      0.52% (b)      1.58%            0.55%
  Year Ended June 30, 2004..............   1.000        0.65       3,898,608      0.52           0.65             0.54
  Year Ended June 30, 2003..............   1.000        1.15       4,881,506      0.52           1.14             0.55
  Year Ended June 30, 2002..............   1.000        2.14       5,325,870      0.52           2.12             0.55
  Year Ended June 30, 2001..............   1.000        5.63       5,172,911      0.52           5.54             0.55
U.S. TREASURY PLUS MONEY MARKET FUND (a)
  Year Ended June 30, 2005..............   1.000        1.52       2,509,650      0.52(b)        1.56             0.52
  Year Ended June 30, 2004..............   1.000        0.55       2,920,637      0.52           0.54             0.52
  Year Ended June 30, 2003..............   1.000        0.99       3,912,526      0.52           0.99             0.53
  Year Ended June 30, 2002..............   1.000        2.07       4,188,032      0.52           2.01             0.53
  Year Ended June 30, 2001..............   1.000        5.31       3,941,215      0.52           5.25             0.54

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 56

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                      INVESTMENT
                                                                      OPERATIONS                   DISTRIBUTIONS
                                                      ------------------------------------------   -------------
                                          NET ASSET      NET         NET REALIZED
                                           VALUE,     INVESTMENT        GAINS         TOTAL FROM        NET
                                          BEGINNING     INCOME       (LOSSES) ON      INVESTMENT    INVESTMENT
CAPITAL SHARES                            OF PERIOD     (LOSS)       INVESTMENTS      OPERATIONS      INCOME
----------------------------------------  ---------   ----------   ----------------   ----------   -------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................   $1.000       $0.009          $0.000          $0.009        $(0.009)
U.S. GOVERNMENT MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............    1.000        0.020           0.000(e)        0.020         (0.020)
  Year Ended June 30, 2004..............    1.000        0.010           0.000           0.010         (0.010)
  Year Ended June 30, 2003..............    1.000        0.014           0.000           0.014         (0.014)
  Year Ended June 30, 2002..............    1.000        0.024           0.000           0.024         (0.024)
  Year Ended June 30, 2001..............    1.000        0.058           0.000           0.058         (0.058)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Commencement of offering of class of shares.

(d) Effective February 19, 2005, Class I was renamed as Capital Shares.

(e) Amount is less than $0.001.

See notes to financial statements.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

--------------------------------------------------------------------------------

                                          PER SHARE OPERATING
                                              PERFORMANCE                          RATIOS/SUPPLEMENTAL DATA
                                         ----------------------   ----------------------------------------------------------
                                                                                     RATIOS TO AVERAGE NET ASSETS (a)
                                                                               ---------------------------------------------
                                         NET ASSET                NET ASSETS    EXPENSES    NET INVESTMENT     EXPENSES TO
                                           VALUE                    END OF         TO         INCOME TO          AVERAGE
                                          END OF       TOTAL        PERIOD      AVERAGE        AVERAGE         NET ASSETS
                                          PERIOD     RETURN (b)    (000'S)     NET ASSETS     NET ASSETS     WITHOUT WAIVERS
                                         ---------   ----------   ----------   ----------   --------------   ---------------
LIQUID ASSETS MONEY MARKET FUND
  February 19, 2005 (c) to June 30,
    2005................................  $1.000        0.99%     $3,102,545      0.16%          2.80%            0.27%
U.S. GOVERNMENT MONEY MARKET FUND (d)
  Year Ended June 30, 2005..............   1.000        2.05       4,529,318      0.14           1.94             0.17
  Year Ended June 30, 2004..............   1.000        0.97       7,157,361      0.14           0.96             0.14
  Year Ended June 30, 2003..............   1.000        1.40       9,031,960      0.14           1.37             0.14
  Year Ended June 30, 2002..............   1.000        2.45       5,951,880      0.14           2.40             0.14
  Year Ended June 30, 2001..............   1.000        5.93       4,495,228      0.14           5.70             0.14

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 58

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   JPMorgan Trust II ("JPM II") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

   The following are 6 separate funds of the Trust (collectively, the "Funds") covered by this report:

    FUND                                                  CLASSES OFFERED
    ----                                                  --------------
    Liquid Assets Money Market Fund...................    Morgan, Premier, Agency, Class B, Class C,
                                                          Institutional, Reserve, Investor and Capital

    U.S. Government Money Market Fund.................    Morgan, Premier, Agency, Institutional, Reserve,
                                                          and Capital

    U.S. Treasury Plus Money Market Fund..............    Morgan, Premier, Agency, Class B, Class C,
                                                          Institutional, Reserve and Investor

    Municipal Money Market Fund.......................    Morgan, Premier, Agency, Institutional and Reserve

    Michigan Municipal Money Market Fund..............    Morgan, Premier and Reserve

    Ohio Municipal Money Market Fund..................    Morgan, Premier and Reserve

   Effective February 19, 2005, the Board of Trustees approved the name change from One Group to JPMorgan for the Funds. In addition, the Board of Trustees approved the following name changes:

    NEW NAME                                              OLD NAME
    --------                                              --------
    Liquid Assets Money Market Fund...................    Prime Money Market Fund

    U.S. Government Money Market Fund.................    Government Money Market Fund

    U.S. Treasury Plus Money Market Fund..............    U.S. Treasury Securities Money Market Fund

   Prior to February 19, 2005, the Funds were separate series of the One Group Mutual Funds, an open-end investment company established as a Massachusetts business trust. On August 12, 2004, the Board of Trustees of the then existing Trust approved an Agreement and Plan of Reorganization regarding the reorganization of each series of the Trust into a corresponding series of JPM II.

   At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of the Trust approved the Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPM II. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPM II. Each corresponding series of JPM II had no assets, liabilities or operations prior to the reorganization. This event has no impact on the net assets or results of operations on the funds.

   Effective February 19, 2005, share classes were renamed or launched for the Money Market Funds as follows:

    FUND                                            OLD CLASS NAME  NEW CLASS NAME  NEW CLASSES LAUNCHED
    ----                                            --------------  --------------  --------------------
    Liquid Assets Money Market Fund...............  Class A         Reserve         Morgan
                                                    Class I         Investor        Premier
                                                                                    Agency
                                                                                    Institutional
                                                                                    Capital
    U.S. Government Money Market Fund.............  Administrative  Agency          Reserve
                                                    Class I         Capital         Morgan
                                                    Class S         Premier         Institutional

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

    FUND                                            OLD CLASS NAME  NEW CLASS NAME  NEW CLASSES LAUNCHED
    ----                                            --------------  --------------  --------------------
    U.S. Treasury Plus Money Market Fund..........  Class A         Reserve         Morgan
                                                    Class I         Investor        Premier
                                                                                    Agency
                                                                                    Institutional
    Municipal Money Market Fund...................  Class A         Reserve         Morgan
                                                    Class I         Premier         Agency
                                                                                    Institutional
    Michigan Municipal Money Market Fund..........  Class A         Reserve         Morgan
                                                    Class I         Premier
    Ohio Municipal Money Market Fund..............  Class A         Reserve         Morgan
                                                    Class I         Premier

   Class B and Class C shares generally provide for a contingent deferred sales charge. Class B shares automatically convert to Morgan shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS

   The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

   B. RESTRICTED AND ILLIQUID SECURITIES

   The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. As of June 30, 2005 the JPMorgan Liquid Assets Money Market Fund held illiquid securities as shown in the Schedule of Portfolio Investments.

   C. REPURCHASE AGREEMENTS

   The Funds may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 60

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   D. SECURITIES LENDING

   To generate additional income, the Liquid Assets Money Market Fund and the U.S. Government Money Market Fund may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Funds on December 6, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

   Under the Securities Lending Agreement, JPMCB acting as agent for the Funds loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Investments.

   Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
   (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

   Prior to the effective date of the Securities Lending Agreement with JPMCB, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) served as lending agent. Also, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a subcustody fee based on the value of collateral received from borrowers.

   As of June 30, 2005, the following Funds had securities with the following market values on loan, received the following collateral for the year then ended and paid the following amounts to related party affiliates (amounts in thousands):

                                                                          LENDING       MARKET       MARKET VALUE
                                                          SUB-CUSTODY      AGENT       VALUE OF       OF LOANED
    FUND                                                   FEES PAID     FEES PAID    COLLATERAL*     SECURITIES
    ----                                                  -----------    ---------    -----------    ------------
    Liquid Assets Money Market Fund.....................     $169           $13         $1,278          $1,250
    U.S. Government Money Market Fund...................       --(b)          5             --              --

   ---------------

    *  Includes securities and cash collateral.
   (b) Amount rounds to less than one thousand

   Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   E. SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

   F. ALLOCATION OF INCOME AND EXPENSES

   In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees and shareholder servicing fees.

   G. FEDERAL INCOME TAXES

   Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

   H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                                        ACCUMULATED
                                                                                      ACCUMULATED           NET
                                                                                    UNDISTRIBUTED/       REALIZED
                                                                                   (OVERDISTRIBUTED)    GAIN (LOSS)
                                                                                    NET INVESTMENT          ON
    FUND                                                        PAID-IN-CAPITAL         INCOME          INVESTMENTS
    ----                                                        ---------------    -----------------    -----------
    Liquid Assets Money Market Fund...........................       $ (41)              $ 46              $ (5)
    U.S. Government Money Market Fund.........................        (110)               111                (1)
    U.S. Treasury Plus Money Market Fund......................         (86)               119               (33)
    Michigan Municipal Money Market Fund......................          (1)                 1                --
    Ohio Municipal Money Market Fund..........................          --                 15               (15)

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   A. INVESTMENT ADVISORY FEE

   Pursuant to the Investment Advisory Agreement, the Advisor acts as the investment advisor to the Funds. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 62

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   and paid monthly based on each Fund's respective average daily net assets. During the fiscal year, the annual fee rate for each Fund was as follows:

                                                                     RATE AS OF          RATE PRIOR TO
    FUND                                                          FEBRUARY 19, 2005    FEBRUARY 19, 2005
    ----                                                          -----------------    -----------------
    Liquid Assets Money Market Fund.............................        0.08%                0.35%

    U.S. Government Money Market Fund...........................        0.08%                0.08%

    U.S. Treasury Plus Money Market Fund........................        0.08%                0.35%

    Municipal Money Market Fund.................................        0.08%                0.35%

    Michigan Municipal Money Market Fund........................        0.08%                0.35%

    Ohio Municipal Money Market Fund............................        0.08%                0.30%

   The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

   B. ADMINISTRATION FEE

   Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, effective February 19, 2005, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds.

   Prior to February 19, 2005, the Administrator provided services for a fee that was computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The fee for the U.S. Government Money Market Fund was calculated as 0.05% of the fund's average daily net assets.

   The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

   Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

   C. DISTRIBUTION FEES

   Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor") (formerly One Group Dealer Services, Inc.), a wholly-owned subsidiary of JPMorgan, serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

   The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Morgan Shares, Class B, Class C and Reserve Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares, Agency Shares, Institutional Shares, Investors Shares and Capital Shares do not participate in the Distribution Plan. The Distribution Plan provides that

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                                 RATE AS OF
                                                                             FEBRUARY 19, 2005
                                                                  ----------------------------------------
    FUND                                                          MORGAN    CLASS B    CLASS C     RESERVE
    ----                                                          ------    -------    -------     -------
    Liquid Assets Money Market Fund.............................   0.10%     0.75%       0.75%      0.25%

    U.S. Government Money Market Fund...........................   0.10       N/A         N/A       0.25

    U.S. Treasury Plus Money Market Fund........................   0.10      0.75        0.75       0.25

    Municipal Money Market Fund.................................   0.10       N/A         N/A       0.25

    Michigan Municipal Money Market Fund........................   0.10       N/A         N/A       0.25

    Ohio Municipal Money Market Fund............................   0.10       N/A         N/A       0.25

   Prior to February 19, 2005, the Trust paid the Distributor a fee pursuant to prior distribution plans of 0.25% of the average daily net assets of Class A shares of the applicable Funds, with such class at that time 1.00% of the average daily net assets of the Class B and Class C shares of the applicable Funds, 0.25% of the average daily net assets of the Class S shares of the U.S. Government Money Market Fund and 0.10% of the average daily net assets of the Administrative shares of the U.S. Government Money Market Fund.

   In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares prior to February 19, 2005 and the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares and certain Class A shares for which front-end sales charges have been waived. For the year ended June 30, 2005, the Distributor received the following amounts (in thousands):

                                                                    FRONT-END
    FUND                                                              SALES      CDSC
    ----                                                            ---------    ----
    Liquid Assets Money Market Fund.............................       $22       $271

    U.S. Government Money Market Fund...........................        --         --

    U.S. Treasury Plus Money Market Fund........................         5         18

    Municipal Money Market Fund.................................        --          4

    Michigan Municipal Money Market Fund........................        --         --

    Ohio Municipal Money Market Fund............................        --         --

   The Distributor waived Distribution Fees as outlined in Note 3.F.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 64

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   D. SHAREHOLDER SERVICING FEES

   Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                          CLASS
                                  --------------------------------------------------------------------------------------
    FUND                          MORGAN   PREMIER   AGENCY    B      C     INSTITUTIONAL   RESERVE   INVESTOR   CAPITAL
    ----                          ------   -------   ------    -      -     -------------   -------   --------   -------
    Liquid Assets Money Market
      Fund......................   0.35%    0.30%     0.15%   0.25%  0.25%      0.10%        0.30%      0.35%     0.05%

    U.S. Government Money Market
      Fund......................   0.35     0.30      0.15     N/A    N/A       0.10         0.30        N/A      0.05

    U.S. Treasury Plus Money
      Market Fund...............   0.35     0.30      0.15    0.25   0.25       0.10         0.30       0.35       N/A

    Municipal Money Market
      Fund......................   0.35     0.30      0.15     N/A    N/A       0.10         0.30        N/A       N/A

    Michigan Municipal Money
      Market Fund...............   0.35     0.30       N/A     N/A    N/A        N/A         0.30        N/A       N/A

    Ohio Municipal Money Market
      Fund......................   0.35     0.30       N/A     N/A    N/A        N/A         0.30        N/A       N/A

   The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder and administrative services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of this shareholder servicing fee to such financial intermediaries for performing such services.

   The Distributor waived shareholder servicing fees as outlined in Note 3.F.

   E. CUSTODIAN AND FUND ACCOUNTING FEES

   On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004 and the Funds continued to be charged a direct fee for those services.

   Prior to February 19, 2005, the Administrator was responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were also transitioned to JPMCB from the prior service provider on December 6, 2004, but those services were still being paid for by the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees are charged as an additional direct fee to the Funds.

   For the year ended June 30, 2005, JPMCB received the following amounts which are included in custodian and accounting fees on the Statement of Operations (amounts in thousands):

    Liquid Assets Money Market Fund.............................    $118

    U.S. Government Money Market Fund...........................     127

    U.S. Treasury Plus Money Market Fund........................       9

    Municipal Money Market Fund.................................       1

    Michigan Municipal Money Market Fund........................       8

    Ohio Municipal Money Market Fund............................       5

   The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   F. WAIVERS AND REIMBURSEMENTS

   The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                                                         CLASS
                                 --------------------------------------------------------------------------------------
    FUND                         MORGAN   PREMIER   AGENCY    B      C     INSTITUTIONAL   RESERVE   INVESTOR   CAPITAL
    ----                         ------   -------   ------    -      -     -------------   -------   --------   -------
    Liquid Assets Money Market
      Fund*....................   0.59%    0.45%     0.26%   0.97%  0.97%      0.20%        0.70%      0.51%     0.16%

    U.S. Government Money
      Market Fund****..........   0.59     0.39      0.24     N/A    N/A       0.20         0.69        N/A      0.14

    U.S. Treasury Plus Money
      Market Fund*.............   0.59     0.45      0.26    0.97   0.97       0.20         0.70       0.51       N/A

    Municipal Money Market
      Fund***..................   0.59     0.45      0.26     N/A    N/A       0.20         0.70        N/A       N/A

    Michigan Municipal Money
      Market Fund**............   0.59     0.45       N/A     N/A    N/A        N/A         0.70        N/A       N/A

    Ohio Municipal Money Market
      Fund***..................   0.59     0.45       N/A     N/A    N/A        N/A         0.70        N/A       N/A

      * Prior to February 19, 2005, the contractual expense limitations were 1.52%, 1.52%, 0.77% and 0.52% for Class B, C, Reserve and Investor, respectively.

     ** Prior to February 19, 2005, the contractual expense limitations were 0.49% and 0.74% Premier and Reserve, respectively.

    *** Prior to February 19, 2005, the contractual expense limitations were 0.47% and 0.72% for Premier and Reserve, respectively.

   **** Prior to February 19, 2005, the contractual expense limitations were 0.42%, 0.27% and 0.17% for Premier, Agency and Capital classes, respectively.

   The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006 except for the expense limitations for the U.S. Government Securities Money Market Fund which is due to expire on February 19, 2006.

   For the period (six months) ended June 30, 2005, the Funds' service providers waived fees for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                                     CONTRACTUAL WAIVERS
                                                                     -------------------
                                            INVESTMENT                                      SHAREHOLDER
    FUND                                     ADVISORY     ADMINISTRATION    DISTRIBUTION     SERVICING     TOTAL
    ----                                    ----------    --------------    ------------    -----------    -----
    Liquid Assets Money Market Fund.......    $1,176          $1,393            $ 1           $1,108       $3,678
    U.S. Government Money Market Fund.....       N/A           2,628            N/A            1,443        4,071
    U.S. Treasury Plus Money Market
      Fund................................        49             402            N/A              642        1,093
    Municipal Money Market Fund...........       458             115            N/A                8          581
    Michigan Municipal Money Market
      Fund................................        78              45            N/A               26          149
    Ohio Municipal Money Market Fund......        28              33            N/A                8           69

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 66

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                           VOLUNTARY WAIVERS
                                                                           -----------------
                                                                  INVESTMENT
    FUND                                                           ADVISORY     DISTRIBUTION    TOTAL
    ----                                                          ----------    ------------    -----
    Liquid Assets Money Market Fund.............................     $ --           $144        $144
    U.S. Treasury Plus Money Market Fund........................       --             15          15
    Municipal Money Market Fund.................................      230             --         230
    Michigan Municipal Money Market Fund........................       20             --          20
    Ohio Municipal Money Market Fund............................        1             --           1

   G. OTHER

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

   During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

   The Funds may use related party brokers/dealers. For the year ended June 30, 2005, none of the Funds incurred any brokerage commissions with brokers/dealers affiliated with the Advisor.

   The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

   The Funds class specific expenses for the year ended June 30, 2005 are as follows (amounts in thousands):

                                                                                  SHAREHOLDER
                                                                  DISTRIBUTION     SERVICING
                                                                  ------------    -----------
    LIQUID ASSETS MONEY MARKET FUND
      Morgan....................................................    $    82         $  286
      Premier...................................................         --             68
      Agency....................................................         --            193
      Class B...................................................        320             26
      Class C...................................................        365            106
      Institutional.............................................         --            455
      Reserve...................................................      9,970          3,925
      Investor..................................................         --          2,433
      Capital...................................................         --            522
                                                                    -------         ------
                                                                    $10,737         $8,014
                                                                    =======         ======

    U.S. GOVERNMENT MONEY MARKET FUND
      Morgan....................................................    $   835         $2,922
      Premier...................................................      1,188          1,538
      Agency....................................................         58          1,976
      Institutional.............................................         --            857
      Reserve...................................................        533            640
      Capital...................................................         --            823
                                                                    -------         ------
                                                                    $ 2,614         $8,756
                                                                    =======         ======

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                  SHAREHOLDER
                                                                  DISTRIBUTION     SERVICING
                                                                  ------------    -----------
    U.S. TREASURY PLUS MONEY MARKET FUND
      Morgan....................................................    $   258         $  903
      Premier...................................................         --          1,190
      Agency....................................................         --            443
      Class B...................................................         24              2
      Class C...................................................         32              9
      Institutional.............................................         --            547
      Reserve...................................................      4,369          1,975
      Investor..................................................         --          2,974
                                                                    -------         ------

                                                                    $ 4,683         $8,043
                                                                    =======         ======

    MUNICIPAL MONEY MARKET FUND
      Morgan....................................................    $    11         $   40
      Premier...................................................         --            959
      Agency....................................................         --             --(b)
      Institutional.............................................         --             15
      Reserve...................................................        913            359
                                                                    -------         ------
                                                                    $   924         $1,373
                                                                    =======         ======

    MICHIGAN MUNICIPAL MONEY MARKET FUND
      Morgan....................................................    $     4         $   14
      Premier...................................................         --            138
      Reserve...................................................        126             46
                                                                    -------         ------
                                                                    $   130         $  198
                                                                    =======         ======

    OHIO MUNICIPAL MONEY MARKET FUND
      Morgan....................................................    $     1         $    2
      Premier...................................................         --             47
      Reserve...................................................        169             76
                                                                    -------         ------
                                                                    $   170         $  125
                                                                    =======         ======

   ---------------

   (b) Amount rounds to less than one thousand.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 68

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. CLASS SPECIFIC DISTRIBUTIONS

   The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended June 30, 2005 and June 30, 2004, respectively, are as follows (amounts in thousands):

                                                             YEAR ENDED 6/30/05          YEAR ENDED 6/30/04
                                                           ----------------------    --------------------------
                                                              NET          NET            NET            NET
                                                           INVESTMENT    REALIZED      INVESTMENT      REALIZED
                                                             INCOME        GAIN          INCOME          GAIN
                                                           ----------    --------    --------------    --------
    LIQUID ASSETS MONEY MARKET FUND
      Morgan.............................................   $  1,941       $--          $    --          $--
      Premier............................................        575        --               --           --
      Agency.............................................      3,480        --               --           --
      Class B............................................        409        --               74           --
      Class C............................................        968        --               12           --
      Institutional......................................     12,611        --               --           --
      Reserve............................................     59,449        --           20,434           --
      Investor...........................................     50,637        --           28,792           --
      Capital............................................     29,353        --               --           --
                                                            --------       ---          -------          ---
                                                            $159,423       $--          $49,312          $--
                                                            ========       ===          =======          ===

    U.S. GOVERNMENT MONEY MARKET FUND
      Morgan.............................................   $ 18,902       $--          $    --          $--
      Premier............................................     19,270        --            5,299           --
      Agency.............................................     35,370        --            2,202           --
      Institutional......................................     21,940        --               --           --
      Reserve............................................      4,685        --               --           --
      Capital............................................    116,520        --           90,132           --
                                                            --------       ---          -------          ---
                                                            $216,687       $--          $97,633          $--
                                                            ========       ===          =======          ===

    U.S. TREASURY PLUS MONEY MARKET FUND
      Morgan.............................................   $  5,682       $--          $    --          $--
      Premier............................................      9,229        --               --           --
      Agency.............................................      7,459        --               --           --
      Class B............................................         31        --                7           --
      Class C............................................         79        --                3           --
      Institutional......................................     14,307        --               --           --
      Reserve............................................     24,457        --            6,275           --
      Investor...........................................     40,343        --           17,605           --
                                                            --------       ---          -------          ---
                                                            $101,587       $--          $23,890          $--
                                                            ========       ===          =======          ===

    MUNICIPAL MONEY MARKET FUND
      Morgan.............................................   $    206       $--          $    --          $--
      Premier............................................     13,017        --            6,183           --
      Agency.............................................          2        --               --           --
      Institutional......................................        331        --               --           --
      Reserve............................................      4,156        --            1,492           --
                                                            --------       ---          -------          ---
                                                            $ 17,712       $--          $ 7,675          $--
                                                            ========       ===          =======          ===

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                             YEAR ENDED 6/30/05          YEAR ENDED 6/30/04
                                                           ----------------------    --------------------------
                                                              NET          NET            NET            NET
                                                           INVESTMENT    REALIZED      INVESTMENT      REALIZED
                                                             INCOME        GAIN          INCOME          GAIN
                                                           ----------    --------    --------------    --------
    MICHIGAN MUNICIPAL MONEY MARKET FUND
      Morgan.............................................   $     73       $--          $    --          $--
      Premier............................................      1,819        --              358           --
      Reserve............................................        557        --              188           --
                                                            --------       ---          -------          ---
                                                            $  2,449       $--          $   546          $--
                                                            ========       ===          =======          ===

    OHIO MUNICIPAL MONEY MARKET FUND
      Morgan.............................................   $     11       $--          $    --          $--
      Premier............................................        651        --              299           --
      Reserve............................................        791        --              203           --
                                                            --------       ---          -------          ---
                                                            $  1,453       $--          $   502          $--
                                                            ========       ===          =======          ===

6. FEDERAL INCOME TAX MATTERS

   The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                           DISTRIBUTIONS PAID FROM:
                                -------------------------------------------------------------------------------
                                   NET            NET                                                             DISTRIBUTIONS
                                INVESTMENT     LONG TERM     TOTAL TAXABLE    TAX EXEMPT           TOTAL           PAYABLE AT
                                  INCOME     CAPITAL GAINS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS PAID   JUNE 30, 2005
                                ----------   -------------   -------------   -------------   ------------------   -------------
    Liquid Assets Money Market
      Fund....................   $152,236         $--          $152,236         $    --           $152,236          $ 11,178
    U.S. Government Money
      Market Fund.............    202,740          --           202,740              --            202,740            20,941
    U.S. Treasury Plus Money
      Market Fund.............     89,969          --            89,969              --             89,969            13,402
    Municipal Money Market
      Fund....................         31          --                31          16,631             16,662             1,675
    Michigan Municipal Money
      Market Fund.............          4          --                 4           2,357              2,361               144
    Ohio Municipal Money
      Market Fund.............         23          --                23           1,401              1,424                74

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 70

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                                   DISTRIBUTIONS PAID FROM:
                                -----------------------------------------------------------------------------------------------
                                   NET            NET                                                             DISTRIBUTIONS
                                INVESTMENT     LONG TERM     TOTAL TAXABLE    TAX EXEMPT           TOTAL           PAYABLE AT
    DISTRIBUTIONS PAID FROM:      INCOME     CAPITAL GAINS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS PAID   JUNE 30, 2004
    ------------------------    ----------   -------------   -------------   -------------   ------------------   -------------
    Liquid Assets Money Market
      Fund....................   $ 51,016         $--          $ 51,016         $    --           $ 51,016           $3,991
    U.S. Government Money
      Market Fund.............     99,691          --            99,691              --             99,691            6,993
    U.S. Treasury Plus Money
      Market Fund.............     25,097          --            25,097              --             25,097            1,785
    Municipal Money Market
      Fund....................          1          31                32           7,898              7,930              624
    Michigan Municipal Money
      Market Fund.............          2          --                 2             548                550               57
    Ohio Municipal Money
      Market Fund.............         --          16                16             505                521               45

   At June 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                                            CURRENT DISTRIBUTABLE
                                                                                          LONG-TERM CAPITAL GAIN OR
                                                                  CURRENT DISTRIBUTABLE    TAX BASIS CAPITAL LOSS
                                                                     ORDINARY INCOME              CARRYOVER
                                                                  ---------------------   -------------------------
    Liquid Assets Money Market Fund.............................         $11,150                     $(5)
    U.S. Government Money Market Fund...........................          21,047                      (2)
    U.S. Treasury Plus Money Market Fund........................          13,564                      --
    Municipal Money Market Fund.................................           1,721                      --
    Michigan Municipal Money Market Fund........................             149                      --(b)
    Ohio Municipal Money Market Fund............................             109                      --

   As of June 30, 2005, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                          EXPIRES
                                                                    --------------------
                                                                    2010    2012    2013    TOTAL
                                                                    ----    ----    ----    -----
    Liquid Assets Money Market Fund.............................    $--      $4      $1      $5
    U.S. Government Money Market Fund...........................      2      --      --(b)    2
    Michigan Municipal Money Market Fund........................     --      --      --(b)   --(b)

   ---------------
   (b) Amount is less than $1,000

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2005, the Funds deferred to July 1, 2005 post October capital losses of (amounts in thousands):

                                                                    CAPITAL LOSSES
                                                                    --------------
    U.S. Treasury Plus Money Market Fund........................         $29

7. BORROWING

   The Portfolio received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

   In addition, effective November 23, 2004, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   Prior to November 23, 2004, the Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings were payable at a rate determined by State Street at the time of borrowing. This agreement was terminated as of November 23, 2004.

   As of June 30, 2005, none of the funds had outstanding borrowings from another fund or from the unsecured uncommitted credit facility. Additionally, during the year ended June 30, 2005, none of the funds earned interest income or incurred interest expense from interfund lending.

8. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

   The Municipal Money Market Fund, Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Michigan and Ohio Municipal Money Market Funds primarily invest in issuers in the States of Michigan and Ohio, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

   From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

9. LEGAL MATTERS

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 72

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004. In addition, the Advisor has agreed to undertakings relating to and has commenced implementation among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former President and chief executive officer of the Trust and a former senior managing director of the Advisor, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made.

   On April 11, 2005, the West Virginia Attorney General filed a lawsuit against the Advisor, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. This lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The above lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made. The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

10. BUSINESS COMBINATIONS

   On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the J.P. Morgan Funds, each approved management's proposal to merge One Group U.S. Government Securities Money Market Fund and JPMorgan U.S. Government Money Market Fund (the "Target Funds") into One Group Government Money Market Fund (the "Acquiring Fund"), JPMorgan Treasury Plus Money Market Fund (the "Target Fund") into One Group U.S. Treasury Securities Money Market Fund (the "Acquiring Fund"), and JPMorgan Liquid Assets Money Market Fund (the "Target Fund") into One Group Prime Money Market Fund (the "Acquiring Fund").

   After shareholder approval was obtained, the merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to the value of their holdings in the Target Fund as of the close of business on date of the reorganization.

   The following is a summary of Shares Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                               NET ASSET
                                                                                                 VALUE
                                                                    SHARES                        PER
                                                                  OUTSTANDING    NET ASSETS      SHARE
                                                                  -----------    ----------    ---------
    TARGET FUND
      JPMorgan Liquid Assets Money Market Fund
      Morgan Class..............................................      22,164     $   22,165      $1.00
      Premier Class.............................................      56,312     $   56,312      $1.00
      Institutional Class.......................................   1,999,897     $1,999,916      $1.00
      Agency Class..............................................     480,349     $  480,348      $1.00

    ACQUIRING FUND
      One Group Prime Money Market Fund
      Class I...................................................   3,154,348     $3,154,396      $1.00
      Class A...................................................   3,969,494     $3,969,445      $1.00
      Class B...................................................      31,292     $   31,292      $1.00
      Class C...................................................       6,605     $    6,605      $1.00

    POST REORGANIZATION
      JPMorgan Liquid Assets Money Market Fund
      Morgan Class..............................................      22,164     $   22,165      $1.00
      Premier Class.............................................      56,312     $   56,312      $1.00
      Agency Class..............................................     480,349     $  480,348      $1.00
      Class B...................................................      31,292     $   31,292      $1.00
      Class C...................................................       6,605     $    6,605      $1.00
      Reserve Class.............................................   3,969,494     $3,969,445      $1.00
      Investor Class............................................   3,154,348     $3,154,396      $1.00
      Capital Class.............................................   1,999,897     $1,999,916      $1.00

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005
Continued

 74

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                               NET ASSET
                                                                                                 VALUE
                                                                    SHARES                        PER
                                                                  OUTSTANDING    NET ASSETS      SHARE
                                                                  -----------    ----------    ---------
    TARGET FUND
      One Group U.S. Government Securities Money Market Fund
      Class I...................................................     116,106     $  116,103      $1.00
      Class A...................................................     500,579     $  500,579      $1.00
      JPMorgan U.S. Government Money Market Fund
      Morgan Class..............................................   2,602,203     $2,602,083      $1.00
      Premier Class.............................................     718,251     $  718,244      $1.00
      Institutional Class.......................................   2,277,485     $2,277,446      $1.00
      Agency Class..............................................   3,579,738     $3,579,682      $1.00

    ACQUIRING FUND
      One Group Government Money Market Fund
      Class I...................................................   5,228,081     $5,228,081      $1.00
      Class S...................................................     679,751     $  679,755      $1.00
      Administrative Class......................................      64,748     $   64,749      $1.00

    POST REORGANIZATION
      JPMorgan U.S. Government Money Market Fund
      Morgan Class..............................................   2,602,381     $2,602,262      $1.00
      Premier Class.............................................   1,514,108     $1,514,102      $1.00
      Agency Class..............................................   3,644,486     $3,644,431      $1.00
      Institutional Class.......................................   2,277,485     $2,277,446      $1.00
      Reserve Class.............................................     500,400     $  500,400      $1.00
      Capital Class.............................................   5,228,081     $5,228,081      $1.00

    TARGET FUND
      JPMorgan Treasury Plus Money Market Fund
      Morgan Class..............................................     647,035     $  646,969      $1.00
      Premier Class.............................................   1,345,102     $1,345,010      $1.00
      Institutional Class.......................................     648,863     $  648,830      $1.00
      Agency Class..............................................     869,798     $  869,931      $1.00
      Reserve Class.............................................     229,976     $  229,956      $1.00

    ACQUIRING FUND
      One Group U.S. Treasury Securities Money Market Fund
      Class I...................................................   2,401,439     $2,401,406      $1.00
      Class A...................................................   1,714,028     $1,714,061      $1.00
      Class B...................................................       2,418     $    2,417      $1.00
      Class C...................................................         657     $      656      $1.00

    POST REORGANIZATION
      JPMorgan U.S. Treasury Plus Money Market Fund
      Morgan Class..............................................     647,035     $  646,969      $1.00
      Premier Class.............................................   1,345,102     $1,345,010      $1.00
      Agency Class..............................................     869,798     $  869,931      $1.00
      Class B...................................................       2,418     $    2,417      $1.00
      Class C...................................................         657     $      656      $1.00
      Institutional Class.......................................     648,863     $  648,830      $1.00
      Reserve Class.............................................   1,944,004     $1,944,017      $1.00
      Investor Class............................................   2,401,439     $2,401,406      $1.00

11. SUBSEQUENT EVENTS

   The Trust issued the Service Class of shares effective July 15, 2005 for new investors of the Liquid Assets Money Market Fund, the U.S. Government Money Market Fund and the Municipal Money Market Fund.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of JPMorgan Trust II:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund, six separate funds of JPMorgan Trust II (hereafter collectively referred to as the "Funds") at June 30, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
August 18, 2005

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 76

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TRUSTEES

                                                             NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                 PRINCIPAL OCCUPATIONS              OVERSEEN            OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)               DURING PAST 5 YEARS            BY TRUSTEE(1)            OUTSIDE FUND COMPLEX
------------------------   ------------------------------   --------------------   ------------------------------
INDEPENDENT TRUSTEES

William J. Armstrong       Retired; Vice President &                114            None.
(1941); Trustee of Trust   Treasurer of Ingersoll-Rand
since 2005; Trustee of     Company (manufacturer of
heritage JPMorgan Funds    industrial equipment)
since 1987.                (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114            Director, Janel Hydro, Inc.
(1932); Trustee of Trust   Executive Officer, Eastern                              (automotive) (1993-present).
since 2005; Trustee of     Sales Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn (1947);       President and Chief Executive            113*           Director, Cardinal Health, Inc
Trustee of Trust since     Officer of Gardner, Inc.                                (CAH) (1994-present).
2005; Trustee of           (wholesale distributor to
heritage One Group         outdoor power equipment
Mutual Funds since 1998.   industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114            Trustee of Bronx-Lebanon
(1941); Trustee of Trust   University of New York                                  Hospital Center
since 2005; Trustee of     (1999-present); President,                              (1992-present); Director of
heritage JPMorgan Funds    Adelphi University (New York)                           New Plan Excel Realty Trust,
since 2003.                (1998-1999).                                            Inc. (real estate investment
                                                                                   trust) (2000- present);
                                                                                   Director of Lincoln Center
                                                                                   Institute for the Arts in
                                                                                   Education (1999-present).


Robert J. Higgins          Retired; Director of                     114            Director of Providian
(1945);                    Administration of the State of                          Financial Corp. (banking)
Trustee of Trust since     Rhode Island (2003-2004);                               (2002-present).
2005; Trustee of           President - Consumer Banking
heritage JPMorgan Funds    and Investment Services, Fleet
since 2002.                Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*           None.
(1942); Trustee of Trust   consultant (2002-present);
since 2005; Trustee of     Senior Vice President, W.D.
heritage One Group         Hoard, Inc. (corporate parent
Mutual Funds since 1994.   of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*           Director, Mather LifeWays
(1948); Trustee of Trust   Administration and Planning,                            (1994- present); Director,
since 2005; Trustee of     Northwestern University                                 Carleton College
heritage One Group         (1985-present).                                         (2003-present).
Mutual Funds since 1999.


William G. Morton, Jr.     Retired; Chairman Emeritus               114            Director of Radio Shack
(1937); Trustee of Trust   (2001- 2002), and Chairman and                          Corporation (electronics)
since 2005; Trustee of     Chief Executive Officer,                                (1987- present); Director of
heritage JPMorgan Funds    Boston Stock Exchange                                   The National Football
since 2003.                (1985-2001).                                            Foundation and College Hall of
                                                                                   Fame (1994-present); Trustee
                                                                                   of the Berklee College of
                                                                                   Music (1998-present); Trustee
                                                                                   of the Stratton Mountain
                                                                                   School (2001-present).


JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                             NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                 PRINCIPAL OCCUPATIONS              OVERSEEN            OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)               DURING PAST 5 YEARS            BY TRUSTEE(1)            OUTSIDE FUND COMPLEX
------------------------   ------------------------------   --------------------   ------------------------------
Robert A. Oden, Jr.        President, Carleton College              113*           Director, American University
(1946); Trustee of Trust   (2002-present); President,                              in
since 2005; Trustee of     Kenyon College (1995-2002).                             Cairo.
heritage Once Group
Mutual Funds since 1997.


Fergus Reid, III (1932);   Chairman of Lumelite                     114            Trustee of Morgan Stanley
Trustee of Trust           Corporation (plastics                                   Funds (209 portfolios)
(Chairman)                 manufacturing) (2003-                                   (1995-present).
since 2005; Trustee        present); Chairman and Chief
(Chairman) of heritage     Executive Officer of Lumelite
JPMorgan Funds since       Corporation (1985-2002).
1987.


Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*           Director, AMS Group (2001-
(1939); Trustee of Trust   Associates, LLC                                         present); Director, Wabash
since 2005; Trustee of     (broker-dealer)                                         College (1988-present);
heritage One Group         (2002-present); Investment                              Trustee, Seabury-Western
Mutual Funds since 1994.   Officer, Wabash College                                 Theological Seminary
                           (2004-present); self-employed                           (1993-present); Chairman,
                           consultant (January                                     Indianapolis Symphony
                           2000-present); Director of                              Orchestra Foundation (1994-
                           Investments, Eli Lilly and                              present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114            None.
(1943); Trustee of Trust   Bankers Trust Company
since 2005; Trustee of     (financial services)
heritage JPMorgan Funds    (1968-1998).
since 2001.

INTERESTED TRUSTEES


Leonard M. Spalding,       Retired; Chief Executive                 114            None.
Jr.** (1935); Trustee of   Officer of Chase Mutual Funds
Trust since 2005;          (investment company)
Trustee of heritage        (1989-1998); President & Chief
JPMorgan Funds since       Executive Officer of Vista
1998.                      Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------
 (1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 78

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and      was head of Fund Administration - Pooled Vehicles from 2000
Chief Compliance Officer       to 2004. Mr. Ungerman held a number of positions in
(2005)                         Prudential Financial's asset management business prior to
                               2000.

Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.


JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
Assistant Treasurer (2005)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 80

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
UNAUDITED

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                        ENDING
                                                                                        ACCOUNT
                                                                      BEGINNING         VALUE,        EXPENSES PAID     ANNUALIZED
                                                                    ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD    EXPENSE RATIO
                                                                    -------------    -------------    -------------    -------------
LIQUID ASSETS MONEY MARKET FUND
  Morgan           Actual*........................................     $ 1,000          $ 1,008          $ 2.94             0.59%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.96             0.59%

  Premier          Actual*........................................     $ 1,000          $ 1,009          $ 2.24             0.45%
                   Hypothetical**.................................     $ 1,000          $ 1,023          $ 2.26             0.45%

  Agency           Actual*........................................     $ 1,000          $ 1,010          $ 1.30             0.26%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.30             0.26%

  Class B          Actual**.......................................     $ 1,000          $ 1,009          $ 4.93             0.99%
                   Hypothetical**.................................     $ 1,000          $ 1,020          $ 4.96             0.99%

  Class C          Actual**.......................................     $ 1,000          $ 1,009          $ 4.83             0.97%
                   Hypothetical**.................................     $ 1,000          $ 1,020          $ 4.86             0.97%

  Institutional    Actual*........................................     $ 1,000          $ 1,010          $ 1.00             0.20%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.00             0.20%

  Reserve          Actual**.......................................     $ 1,000          $ 1,010          $ 3.59             0.72%
                   Hypothetical**.................................     $ 1,000          $ 1,021          $ 3.61             0.72%

  Investor         Actual**.......................................     $ 1,000          $ 1,011          $ 2.54             0.51%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.56             0.51%

  Capital          Actual*........................................     $ 1,000          $ 1,010          $ 0.79             0.16%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 0.80             0.16%

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005
UNAUDITED

                                                                                        ENDING
                                                                                        ACCOUNT
                                                                      BEGINNING         VALUE,        EXPENSES PAID     ANNUALIZED
                                                                    ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD    EXPENSE RATIO
                                                                    -------------    -------------    -------------    -------------
U.S. GOVERNMENT MONEY MARKET FUND
  Morgan           Actual*........................................     $ 1,000          $ 1,008          $ 2.89             0.58%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.91             0.58%

  Premier          Actual**.......................................     $ 1,000          $ 1,011          $ 1.94             0.39%
                   Hypothetical**.................................     $ 1,000          $ 1,023          $ 1.96             0.39%

  Agency           Actual**.......................................     $ 1,000          $ 1,012          $ 1.20             0.24%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.20             0.24%

  Institutional    Actual*........................................     $ 1,000          $ 1,009          $ 1.00             0.20%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.00             0.20%

  Reserve          Actual*........................................     $ 1,000          $ 1,010          $ 3.44             0.69%
                   Hypothetical**.................................     $ 1,000          $ 1,021          $ 3.46             0.69%

  Capital          Actual**.......................................     $ 1,000          $ 1,013          $ 0.71             0.14%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 0.72             0.14%

U.S. TREASURY PLUS MONEY MARKET FUND
  Morgan           Actual*........................................     $ 1,000          $ 1,010          $ 2.94             0.59%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.96             0.59%

  Premier          Actual*........................................     $ 1,000          $ 1,011          $ 2.24             0.45%
                   Hypothetical**.................................     $ 1,000          $ 1,023          $ 2.26             0.45%

  Agency           Actual*........................................     $ 1,000          $ 1,011          $ 1.30             0.26%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.30             0.26%

  Class B          Actual**.......................................     $ 1,000          $ 1,008          $ 4.58             0.92%
                   Hypothetical**.................................     $ 1,000          $ 1,020          $ 4.61             0.92%

  Class C          Actual**.......................................     $ 1,000          $ 1,008          $ 4.83             0.97%
                   Hypothetical**.................................     $ 1,000          $ 1,020          $ 4.86             0.97%

  Institutional    Actual*........................................     $ 1,000          $ 1,012          $ 1.00             0.20%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.00             0.20%

  Reserve          Actual**.......................................     $ 1,000          $ 1,009          $ 3.59             0.72%
                   Hypothetical**.................................     $ 1,000          $ 1,021          $ 3.61             0.72%

  Investor         Actual**.......................................     $ 1,000          $ 1,010          $ 2.54             0.51%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.56             0.51%

MUNICIPAL MONEY MARKET FUND
  Morgan           Actual*........................................     $ 1,000          $ 1,006          $ 2.93             0.59%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.96             0.59%

  Premier          Actual**.......................................     $ 1,000          $ 1,009          $ 2.24             0.45%
                   Hypothetical**.................................     $ 1,000          $ 1,023          $ 2.26             0.45%

  Agency           Actual*........................................     $ 1,000          $ 1,008          $ 1.29             0.26%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.30             0.26%

  Institutional    Actual*........................................     $ 1,000          $ 1,008          $ 1.00             0.20%
                   Hypothetical**.................................     $ 1,000          $ 1,024          $ 1.00             0.20%

  Reserve          Actual**.......................................     $ 1,000          $ 1,008          $ 3.48             0.70%
                   Hypothetical**.................................     $ 1,000          $ 1,021          $ 3.51             0.70%

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 82

JPMORGAN MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005
UNAUDITED

                                                                                        ENDING
                                                                                        ACCOUNT
                                                                      BEGINNING         VALUE,        EXPENSES PAID     ANNUALIZED
                                                                    ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD    EXPENSE RATIO
                                                                    -------------    -------------    -------------    -------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
  Morgan           Actual*........................................     $ 1,000          $ 1,006          $ 2.94             0.59%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.96             0.59%

  Premier          Actual**.......................................     $ 1,000          $ 1,009          $ 2.24             0.45%
                   Hypothetical**.................................     $ 1,000          $ 1,023          $ 2.26             0.45%

  Reserve          Actual**.......................................     $ 1,000          $ 1,008          $ 3.53             0.71%
                   Hypothetical**.................................     $ 1,000          $ 1,021          $ 3.56             0.71%

OHIO MUNICIPAL MONEY MARKET FUND
  Morgan           Actual*........................................     $ 1,000          $ 1,006          $ 2.93             0.59%
                   Hypothetical**.................................     $ 1,000          $ 1,022          $ 2.96             0.59%

  Premier          Actual**.......................................     $ 1,000          $ 1,009          $ 2.24             0.45%
                   Hypothetical**.................................     $ 1,000          $ 1,023          $ 2.26             0.45%

  Reserve          Actual**.......................................     $ 1,000          $ 1,008          $ 3.48             0.70%
                   Hypothetical**.................................     $ 1,000          $ 1,021          $ 3.51             0.70%

------------
 * Beginning account values as of February 19, 2005 (commencement of offering of Morgan, Premier, Agency, Institutional and Capital Shares) and expenses paid during the period from February 19, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMORGAN FUNDS
--------------------------------------------------------------------------------

TAX LETTER
(UNAUDITED)

LIQUID ASSETS MONEY MARKET FUND
MICHIGAN MUNICIPAL MONEY MARKET FUND
MUNICIPAL MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. TREASURY PLUS MONEY MARKET FUND

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

FUNDS WITH TAX-EXEMPT INCOME

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended June 30, 2005:

                                                                       EXEMPT
                                                                    DISTRIBUTIONS
                                                                        PAID
                                                                   ---------------
Michigan Municipal Money Market Fund........................            99.83%
Municipal Money Market Fund.................................            99.82%
Ohio Municipal Money Market Fund............................            99.49%

FUNDS WITH TREASURY INCOME

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended June 30, 2005:

                                                                    INCOME FROM
                                                                       U.S.
                                                                     TREASURY
                                                                    OBLIGATIONS
                                                                   -------------
Liquid Assets Money Market Fund.............................            5.99%
U.S. Government Money Market Fund...........................           75.19%
U.S. Treasury Plus Money Market Fund........................           34.50%

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

 84

                      (This page intentionally left blank)

JPMORGAN FUNDS           MONEY MARKET FUNDS ANNUAL REPORT          June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Afffiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.


                                                              [JPMORGAN LOGO]
TOG-F-034-AN (8/05)                                           ASSET MANAGEMENT

                          ANNUAL REPORT JUNE 30, 2005








                                 JPMorgan Funds




                                     INCOME
                                     FUNDS

                         Core Bond Fund
                         Core Plus Bond Fund
                         Government Bond Fund
                         High Yield Bond Fund
                         Intermediate Bond Fund
                         Mortgage-Backed Securities Fund
                         Short Duration Bond Fund
                         Treasury & Agency Fund
                         Ultra Short Term Bond Fund







                                                                [JPMORGAN LOGO]
                                                                ASSET MANAGEMENT

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

President's Letter .........................................    2

Portfolio Performance Review ...............................    3

Schedules of Portfolio Investments .........................   22

Statements of Assets and Liabilities .......................  140

Statements of Operations ...................................  142

Statements of Changes in Net Assets ........................  144

Financial Highlights .......................................  150

Notes to Financial Statements ..............................  160

Report of Independent Registered Public Accounting Firm ....  178

Trustees ...................................................  179

Officers ...................................................  181

Shareholder Expense Examples ...............................  183

Tax Letter .................................................  186

HIGHLIGHTS

- U.S. employment figures maintained a healthy overall pace

- Rising commodity prices elevated the economy's inflationary risks

- Longer-maturity securities were the fiscal year's best performers

- We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 2

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:
We are pleased to present this annual report for the JPMorgan Income Funds for the year ended June 30, 2005. Inside you'll find in-depth information on some of our fixed income funds along with an update from the portfolio management team.

U.S. economic growth continued to show resiliency, with 4.2% GDP growth for calendar 2004 and 3.8% for the first quarter of 2005. U.S. employment figures maintained a healthy overall pace, ending the period at 5.0%. Inflation remained tame, increasing 2.5% for the one-year period ended June 30, 2005.

The big surprise in the fixed-income market was the reaction to the Federal Reserve tightening campaign that lifted the target federal funds rate to 3.25% at the end of the period. As yields on shorter-maturity securities followed the upward trend, yields at the long end of the curve remained impervious.

During the 12-month period, the yield on the two-year Treasury climbed 96 basis points to yield 3.64% by June 30, 2005. In contrast, the yield on the 10-year Treasury slid 67 basis points to 3.91%, and the 30-year Treasury declined 110 basis points to 4.19% for the same one-year period.

SLOWER GROWTH, DEMAND HELD DOWN RATES
Beginning in the second half of 2004, rising commodity prices, particularly for crude oil, elevated the economy's inflationary risks. But the bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As such, the market managed to keep downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

Given the prominence of the yield-curve flattening, longer-maturity securities were the fiscal year's best performers. In terms of sectors, most of the higher-quality spread (non-Treasury) sectors outperformed comparable-duration Treasuries for the year. Among the sectors, commercial mortgage-backed securities were the best performers, followed by mortgage-backed and asset-backed securities.

While corporate and high-yield securities rallied along with the equity market in the second half of 2004. Performance was relatively flat in the first half of 2005 due to significant weakness in the auto sector, which plunged on the downgrades of Ford and General Motors to below-investment-grade status. In addition, after a strong finish to 2004, the high-yield market cooled in the first few months of 2005 before bouncing back late in the 12-month period.

OUTLOOK
Given our expectations for stronger U.S. and global growth in the second half of 2005, and the consequent risk of an upsurge in inflation, current low bond yields appear vulnerable to a correction. Bond yields are likely to move higher on any evidence of rising inflation, but we are concerned that high energy prices simultaneously will cause inflation to accelerate and growth to slow.

We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation. We expect the Fed to end its tightening cycle at approximately 4% toward the end of 2005, with yields across the curve rising. Yet, if interest rates stabilize and core inflation remains under control, the stage could be set for a meaningful market recovery.

On behalf of all of us at JPMorgan Asset Management, thank you for the continued confidence and trust that you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN CORE BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Core Bond Fund, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities, returned 6.36% (Select Class Shares) for the year ended June 30, 2005. This compared to the 6.80% return of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
In June 2004, the Federal Reserve embarked on a tightening campaign that lifted the target federal funds rate from 1.00% to 3.25% by June 30, 2005. While yields on shorter-maturity securities followed suit, yields on longer-term securities bucked the upward trend. Throughout the year, the yield on the two-year Treasury climbed 96 basis points to 3.64% on June 30, 2005. In contrast, the yield on the 30-year Treasury declined 110 basis points to 4.19% for the same one-year period. Following the general direction of overall market yields, the Portfolio's 30-day SEC yield on Select Class Shares also decreased during the fiscal year.

HOW WAS THE PORTFOLIO MANAGED?
Our sector allocations were relatively unchanged during the year. The Fund remained overweight in the mortgage- and asset-backed sectors and underweight in corporate securities and agencies. The Fund's overweight position in mortgages and asset-backed securities were positive influences on relative performance.

In addition, the Fund's underweight in lower-rated corporate bonds, particularly the BBB-rated segment, helped relative performance. Weighed down by the poorly performing auto industry, which suffered due to the credit downgrades of Ford and General Motors, the BBB-rated sector underperformed on an excess-return basis. The Fund maintained a modest underweight in BBB-rated bonds throughout the year. As of June 30, 2005, the Fund's exposure to bonds rated BBB and lower was 5.7%, compared to 8.4% for the benchmark.

Given the prominence of yield-curve flattening, the best performers were the longer-maturity securities, which outperformed shorter-maturity securities. The Fund's underweight in the long end of the maturity spectrum (20 years and higher) worked against relative performance. The Fund ended the fiscal year with 1.8% exposure to that maturity range compared to 6.7% for the benchmark.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We expect volatility to remain low. No single sector of the market looks particularly compelling. The tight spread environment has made the search for undervalued or mispriced securities more challenging. We therefore will continue to focus on sub-sectors, segments of the yield curve and individual security analysis to find value. We will also continue to maintain a relatively neutral duration to minimize interest rate risk.

In particular, we will continue to analyze opportunities in the government, mortgage, asset-backed and corporate markets by searching for issues and issuers with attractive long-term relative return prospects. In general, we favor intermediate-term, investment-grade corporate bonds, mortgage-backed securities with relatively attractive prepayment characteristics, and higher yielding bonds at the higher end of the quality spectrum. In addition, we will continue to assess opportunities in the international market. We plan to maintain a relatively neutral duration to minimize the Fund's interest rate risk.

FUND FACTS
Fund Inception .............................................   June 1, 1991
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $3,936
Primary Benchmark ..........................................   Lehman Brothers Aggregate Bond Index

QUALITY BREAKDOWN*
Government/Agency..................   63.6%
AAA................................   21.5%
AA.................................    2.3%
A..................................    6.5%
BBB................................    4.3%
Others/Non Rated...................    1.8%
TOP FIVE SECTORS*
1. Collateralized Mortgage
   Obligations.....................   42.6%
2. U.S. Treasury Obligations.......   23.1%
3. Short-Term Investments including
   Investments of Cash Collateral
   for Securities Loaned...........   19.4%
4. Corporate Bonds.................   14.4%
5. U.S. Government Agency
   Mortgages.......................    7.1%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 4

JPMORGAN CORE BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                               5/1/92
    Without Sales Charge                                            6.23%       7.32%       6.95%
    With Sales Charge*                                              1.43%       6.35%       6.46%
----------------------------------------------------------------------------------------------------
  Class B                                              8/26/96
    Without CDSC                                                    5.57%       6.64%       6.25%
    With CDSC**                                                     0.57%       6.33%       6.25%
----------------------------------------------------------------------------------------------------
  Class C                                              3/22/99
    Without CDSC                                                    5.53%       6.61%       6.24%
    With CDSC***                                                    4.53%       6.61%       6.24%
----------------------------------------------------------------------------------------------------
  Select Class                                          6/1/91      6.36%       7.58%       7.19%
----------------------------------------------------------------------------------------------------
  Ultra                                                2/22/05      6.44%       7.60%       7.19%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period,
    2% CDSC for the five year period and 0% CDSC for the period thereafter.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                              LEHMAN AGGREGATE BOND     LIPPER INTERMEDIATE U.S.
                                                      SELECT CLASS                    INDEX                 GOVT. FUND INDEX
                                                      ------------            ---------------------     ------------------------
6/95                                                    996200.00                   997800.00                   997800.00
6/96                                                   1067570.00                  1050090.00                  1040330.00
6/97                                                   1170540.00                  1135760.00                  1115310.00
6/98                                                   1294510.00                  1255520.00                  1220560.00
6/99                                                   1336660.00                  1294810.00                  1252290.00
6/00                                                   1389180.00                  1353900.00                  1301300.00
6/01                                                   1553520.00                  1505890.00                  1440480.00
6/02                                                   1699040.00                  1635900.00                  1560290.00
6/03                                                   1860600.00                  1806020.00                  1700100.00
6/04                                                   1881480.00                  1811870.00                  1687190.00
6/05                                                   2001110.00                  1935110.00                  1771290.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data for periods prior to March 22, 1999, includes the performance of the Pegasus Bond Fund and its predecessor. Historical performance shown for Class B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior class performance (except for Ultra) has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, Lehman Brothers Aggregate Bond Index, and the Lipper Intermediate U.S. Government Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. The Lipper Intermediate U.S. Government Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN CORE PLUS BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Core Plus Bond Fund, which seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities, returned 6.73% (Select Shares) for the year ended June 30, 2005. This compared to the 6.80% return of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
The yield curve flattened throughout the year, as the Federal Reserve's tightening policy pushed up rates at the short end of the curve. To the surprise of most investors, longer-term bonds remained impervious to the upward trend. While the yield on the two-year Treasury increased 96 basis points during the year to yield 3.64% on June 30, 2005, the yield on the 30-year Treasury declined 110 basis points to 4.19% for the same one-year period.

Given the prominence of yield-curve flattening, longer-maturity securities were the best performers for the fiscal year. As such, the Fund's underweight at the long end of the maturity spectrum worked against the Fund's relative return. The Fund ended the year with 2.6% exposure to long-term bonds, compared to 6.7% for the benchmark. Most of the spread (non-Treasury) sectors outperformed comparable-duration Treasuries for the year.

The Fund's mortgage holdings performed well, but the underweight allocation, especially during the first six months of the fiscal year, was a negative influence on the Fund's relative performance. The Fund's corporate holdings also performed well. Weighed down by the auto industry, which suffered due to the credit-ratings downgrades of Ford and General Motors, the BBB-rated sector was the worst-performing segment of the investment-grade universe. The Fund was slightly underweighted in this segment of the credit market. The Fund's allocation to high-yield bonds had a positive influence on performance. The high-yield sector shrugged off the relatively weak performance of the BBB-rated sector and posted superior excess returns.

HOW WAS THE PORTFOLIO MANAGED?
The Fund's sector allocations changed little during the year, but we modestly increased exposure to mortgage-backed securities. Relative to the benchmark, the Fund remained overweighted in the corporate and asset-backed sectors and underweighted in agencies and mortgages.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?
No particular sector of the bond market currently looks compelling. In addition, the tight spread environment has made the search for undervalued or mispriced securities more challenging. (Spreads refer to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, we believe prices on non-Treasury bonds tend to increase; and when spreads widen, we believe prices tend to drop.) We will continue to focus on sub-sectors, segments of the yield curve and individual security analysis to find value.

In particular, we will continue to analyze opportunities in the government, mortgage, asset-backed, corporate and high-yield markets by searching for issues and issuers with attractive long-term relative return prospects. In general, we favor intermediate-term, investment-grade corporate bonds, mortgage-backed securities with relatively attractive prepayment characteristics, and high-yield bonds at the higher end of the quality spectrum. In addition, we will continue to assess opportunities in the international market. We plan to maintain a relatively neutral duration to minimize the Fund's interest rate risk.

FUND FACTS
Fund Inception .............................................   March 5, 1993
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $1,336
Primary Benchmark ..........................................   Lehman Brothers Aggregate Bond Index

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 6

JPMORGAN CORE PLUS BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

QUALITY BREAKDOWN*
Government/Agency..................  49.1%
AAA................................  11.7%
AA.................................   3.7%
A..................................  13.5%
BBB................................   8.5%
BB.................................   5.8%
B..................................   1.2%
CCC................................   0.4%
Other/Non Rated....................   6.1%
TOP FIVE SECTORS*
1. Corporate Bonds.................  33.3%
2. Collateralized Mortgage
   Obligations.....................  23.5%
3. U.S. Treasury Obligations.......  23.4%
4. Short-Term Investments including
    Investments of Cash Collateral
    for Securities Loaned..........  19.5%
5. U.S. Government Agency
   Mortgages.......................   8.2%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN CORE PLUS BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                              3/5/93
    Without Sales Charge                                            6.47%       6.73%       6.05%
    With Sales Charge*                                              1.66%       5.76%       5.57%
----------------------------------------------------------------------------------------------------
  Class B                                             5/31/95
    Without CDSC                                                    5.74%       6.03%       5.46%
    With CDSC**                                                     0.74%       5.72%       5.46%
----------------------------------------------------------------------------------------------------
  Class C                                             5/30/00
    Without CDSC                                                    5.74%       6.03%       5.33%
    With CDSC***                                                    4.74%       6.03%       5.33%
----------------------------------------------------------------------------------------------------
  Select Class                                         3/5/93       6.73%       6.98%       6.34%
----------------------------------------------------------------------------------------------------
  Ultra                                               2/22/05       6.82%       6.98%       6.34%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period,
    2% CDSC for the five year period and 0% CDSC for the period thereafter.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

                         VALUE OF $1,000,000 INVESTMENT
[LINE GRAPH]

                                                                                                           LIPPER INTERMEDIATE
                                                                              LEHMAN AGGREGATE BOND       INVESTMENT GRADE FUND
                                                      SELECT CLASS                    INDEX                       INDEX
                                                      ------------            ---------------------       ---------------------
6/95                                                   1000000.00                  1000000.00                  1000000.00
6/96                                                   1046770.00                  1050090.00                  1047410.00
6/97                                                   1123860.00                  1135760.00                  1130660.00
6/98                                                   1240880.00                  1255520.00                  1240010.00
6/99                                                   1265800.00                  1294810.00                  1270800.00
6/00                                                   1319000.00                  1353900.00                  1318490.00
6/01                                                   1450680.00                  1505890.00                  1462220.00
6/02                                                   1553390.00                  1635900.00                  1565720.00
6/03                                                   1709740.00                  1806020.00                  1734510.00
6/04                                                   1730860.00                  1811870.00                  1744490.00
6/05                                                   1847500.00                  1935110.00                  1862580.00

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Pegasus Multi-Sector Bond Fund and its predecessors for the period before its consolidation with JPMorgan Core Plus Bond Fund on March 22, 1999. Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares. Prior class performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, Lehman Brothers Aggregate Bond Index, and the Lipper Intermediate Investment Grade Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. The Lipper Intermediate Investment Grade Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 8

JPMORGAN GOVERNMENT BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Government Bond Fund, which seeks a high level of current income with liquidity and safety of principal, returned 8.15% (Select Class Shares) for the year ended June 30, 2005. This compared to the 6.65% return of the Fund's benchmark, the Lehman Brothers U.S. Government Bond Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
The Federal Reserve launched a tightening campaign that led to nine consecutive 25-basis-point rate hikes between June 30, 2004, and June 30, 2005. The federal funds rate climbed from 1.00% to 3.25% during the 12-month period. In reaction to the Fed's moves, the yield curve flattened dramatically, as the yield on the two-year Treasury note jumped 96 basis points and the yield on the 10-year Treasury note dropped 67 basis points. Driven by rising oil prices, rumors of foreign central bank activity and alternating positive and negative economic reports, the flight-to-quality trade on the longer end of the curve also contributed to the overall flattening. The Fund's yield followed the general decline in interest rates.

HOW WAS THE PORTFOLIO MANAGED?
We strived to maximize the Fund's total return while maintaining a relatively stable duration of approximately five years. We continued to focus on the income component of total return by investing a significant portion of the portfolio in mortgage-backed securities that represented good value. The Fund's greater exposure to stable-duration collateralized mortgage obligations helped performance relative to the benchmark, particularly in light of the significant tightening of mortgage spreads.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We believe that interest rates are likely to rise to levels more consistent with normal economic growth and moderate inflation. We expect shorter-term rates to rise at a faster pace than longer-term rates, which should cause the Treasury yield curve to continue to flatten. Market volatility is likely to decline as the federal funds rate reaches neutrality. We think spreads on non-Treasury securities are historically narrow but, given our expectations for declining volatility, spreads could tighten further. Therefore, we believe that the spread sectors may outperform Treasuries, with most of the return coming from income.

FUND FACTS
Fund Inception .............................................   February 8, 1993
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $1,085
Primary Benchmark ..........................................   Lehman Brothers U.S. Government Bond Index

QUALITY BREAKDOWN*
Government/Agency.......................  100.0%
TOP FIVE SECTORS*
1.   Collateralized Mortgage
       Obligations......................   38.7%
2.   U.S. Treasury Obligations..........   33.1%
3.   Short-Term Investments including
       Investments of Cash Collateral
       for Securities Loaned............   19.0%
4.   U.S. Government Agency Mortgages...   13.8%
5.   U.S. Government Agency
       Securities.......................   11.6%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN GOVERNMENT BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                              3/5/93
    Without Sales Charge                                            7.89%       7.13%       6.32%
    With Sales Charge*                                              3.02%       6.15%       5.83%
----------------------------------------------------------------------------------------------------
  Class B                                             1/14/94
    Without CDSC                                                    7.07%       6.43%       5.78%
    With CDSC**                                                     2.07%       6.12%       5.78%
----------------------------------------------------------------------------------------------------
  Class C                                             3/22/99
    Without CDSC                                                    7.09%       6.42%       5.58%
    With CDSC***                                                    6.09%       6.42%       5.58%
----------------------------------------------------------------------------------------------------
  Select Class                                         2/8/93       8.15%       7.41%       6.58%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period thereafter.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                                 LEHMAN BROTHER            LIPPER GENERAL U.S.
                                                      SELECT CLASS            GOVERNMENT BOND INDEX       GOVERNMENT FUND INDEX
                                                      ------------            ---------------------       ---------------------
6/95                                                    999200.00                   996300.00                   996500.00
6/96                                                   1038080.00                  1044960.00                  1035870.00
6/97                                                   1122290.00                  1122250.00                  1112680.00
6/98                                                   1243750.00                  1248590.00                  1223590.00
6/99                                                   1267810.00                  1286540.00                  1243310.00
6/00                                                   1322600.00                  1350650.00                  1290400.00
6/01                                                   1462820.00                  1490340.00                  1419540.00
6/02                                                   1597480.00                  1621710.00                  1535480.00
6/03                                                   1750470.00                  1805490.00                  1669310.00
6/04                                                   1747670.00                  1781310.00                  1654700.00
6/05                                                   1889820.00                  1899710.00                  1757010.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on February 8, 1993. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Lehman Brothers U.S. Government Bond Index and the Lipper General U.S. Government Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Government Bond Index represents the performance of securities issued by the U.S. Government. The Lipper General U.S. Government Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 10

JPMORGAN HIGH YIELD BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan High Yield Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective. The fund returned 9.74% (Select Class Shares) for the year ended June 30, 2005. This compares to the 10.85% return of its benchmark, the Lehman Brothers High Yield Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
The Fund's performance relative to the benchmark was adversely affected by the Fund's relative underweighting in BB-rated securities in the fourth quarter of the fiscal year and by the Fund's relative underweighting in longer maturity bonds, which outperformed as long-term interest rates fell. As is typical in a weak market environment, BB-rated securities tended to lead the market when the market declined in April and May 2005, and CCC-rated securities tended to outperform as the recovery continued in June.

The high-yield market enjoyed sustained price appreciation from July 2004 through December 2004. Subsequently, returns remained relatively flat. We believe that the market's sustained rally was fueled by the steady drop in the annualized default rate. After peaking at 10.5% in May 2002, high yield defaults dropped to 6.1% in June 2003, 3.3% in June 2004 and 1.8% in June 2005, as measured by Moodys Investor Services, as trailing 12 month issuer default rate. In addition, we believe that the ability of most companies to demonstrate improving fundamental performance, given the relatively solid and sustained economic environment of the last two years, helped bolster the market.

The continued low interest rate environment forced us to invest new cash and reinvest sales proceeds in a lower-rate environment. We feel that most investors expected the improving economy and multiple raises in the federal funds rate to cause a corresponding rise in longer-term interest rates. But longer-term rates actually declined, and the Fund's yield followed suit.

HOW WAS THE PORTFOLIO MANAGED?
For most of the fiscal year, the Fund continued to benefit from being overweighted in B-rated credit, underweighted in BB-rated credit and market-weighted in CCC-rated credit. Late in the period, we started transitioning a portion of our CCC-rated credit to B- and BB-rated issuers to improve the overall credit quality of the Fund. We took advantage of the sell-off in the market during the second calendar quarter of 2005 by purchasing higher-rated bonds at what we deemed to be reasonable yields. We expect to continue this upgrade process throughout 2005.

We continued to build and maintain a core portfolio of stable or improving company credits. Our goal was to provide income and relative stability. We selectively invested the rest of the Portfolio in securities we believe are undervalued, trading at discount and offering greater total return potential than the market as a whole.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We think that the high-yield market is at tighter-than-average spreads, due to the continued stable performance of the underlying issuers (with the exception of autos and airlines) and low default rate -- similar to the climate of the mid-1990s. We believe stable fundamental performance of issuers may produce positive results for the intermediate-term, if other factors remain relatively constant.

FUND FACTS
Fund Inception .............................................   November 13, 1998
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $1,165
Primary Benchmark ..........................................   Lehman Brothers High Yield Index

TOP FIVE INDUSTRIES
1. Media.............................8.1%
2. Diversified Telecommunication
   Services..........................6.4%
3. Hotels, Restaurants & Leisure.....6.4%
4. Multi-Utility.....................6.3%
5. Health Care Providers & Services..5.4%

---------------

* As of 6/30/05. The fund's composition is subject to change. Top Five Industries percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN HIGH YIELD BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION                              SINCE
                                                   DATE OF CLASS   1 YEAR      5 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------
  Class A                                             11/13/98
    Without Sales Charge                                            9.47%       7.36%       5.90%
    With Sales Charge*                                              4.61%       6.38%       5.17%
----------------------------------------------------------------------------------------------------
  Class B                                             11/13/98
    Without CDSC                                                    8.84%       6.67%       5.24%
    With CDSC**                                                     3.84%       6.38%       5.24%
----------------------------------------------------------------------------------------------------
  Class C                                              3/22/99
    Without CDSC                                                    8.68%       6.68%       5.24%
    With CDSC***                                                    7.68%       6.68%       5.24%
----------------------------------------------------------------------------------------------------
  Select Class                                        11/13/98      9.74%       7.62%       6.18%
----------------------------------------------------------------------------------------------------
  Ultra                                                2/22/05      9.78%       7.63%       6.18%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period thereafter.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE
[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                         CSFB HIGH YIELD                         LEHMAN BROTHERS
                                                     CSFB HIGH YIELD    INDEX, DEVELOPED    LIPPER HIGH YIELD    HIGH YIELD BOND
                                  SELECT CLASS            INDEX          COUNTRIES ONLY      BOND FUND INDEX       FUND INDEX
                                  ------------       ---------------    ----------------    -----------------    ---------------
11/98                              1007600.00                                                  1005200.00
6/99                               1038040.00          1025870.00          1023530.00          1005080.00          1023110.00
6/00                               1030060.00          1021810.00          1008430.00           987680.00          1012380.00
6/01                               1049570.00          1018600.00          1000870.00          1049870.00          1002630.00
6/02                               1025040.00          1035090.00          1020880.00          1096320.00           966880.00
6/03                               1218880.00          1250030.00          1231810.00          1163630.00          1186960.00
6/04                               1355760.00          1396860.00          1375350.00          1207540.00          1309520.00
6/05                               1487710.00          1537870.00          1510430.00          1333130.00          1451660.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on November 13, 1998. Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan High Yield Bond Fund, Lehman Brothers High Yield Index, Credit Suisse First Boston (CSFB) High Yield Index, CSFB High Yield Index, Developed Countries Only, and the Lipper High Yield Bond Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers High Yield Index represents the performance of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The CSFB High Yield Index represents securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The CSFB High Yield Index, Developed Countries Only (a subindex of the CSFB High Yield Index) represents issues of developed counties. The Lipper High Yield Bond Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 12

JPMORGAN INTERMEDIATE BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Intermediate Bond Fund, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities, returned 5.37% (Select Class Shares) for the year ended June 30, 2005. This compared to the 4.80% return for the Fund's benchmark index, the Lehman Brothers Intermediate Government/Credit Bond Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
In June 2004, the Federal Reserve embarked on a tightening campaign that lifted the target federal funds rate from 1.00% to 3.25% by June 30, 2005. While yields on shorter-maturity securities followed suit, yields on longer-term securities bucked the upward trend. Throughout the year, the yield on the two-year Treasury climbed 96 basis points to yield 3.64% on June 30, 2005. In contrast, the yield on the 30-year Treasury declined 110 basis points to 4.19% for the same one-year period. Following the general direction of overall market yields, the Portfolio's 30-day SEC yield on Select Class Shares decreased during the fiscal year.

HOW WAS THE PORTFOLIO MANAGED?
An underweight in Treasuries in favor of higher-yielding spread product (non-Treasury securities) boosted the Fund's return and overall yield for the 12-month period. In particular, we maintained overweights in the mortgage- and asset-backed sectors and underweights in corporate, agency and Treasury securities. Other than long-term industrial corporate bonds, which suffered on auto industry weakness, most of the spread sectors outperformed comparable-duration Treasuries.

An underweighted position in lower-rated corporate bonds (the BBB-rated segment) also helped the Fund's relative return. Weighed down by auto industry bonds -- particularly by the credit-ratings downgrades of Ford and General Motors--the BBB-rated sector underperformed other investment-grade segments on an excess-return basis.

Given the prominence of yield curve flattening, the best performers were longer-maturity securities, which outpaced shorter-term bonds. The Fund benefited from a modest position in longer-term bonds, with a 1.8% weighting in the 10-year-and-longer range, while the benchmark had no exposure beyond the 10-year segment.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We expect volatility to remain low. No single sector of the market looks particularly compelling. The tight spread environment has made the search for undervalued or mispriced securities more challenging. We therefore will continue to focus on sub-sectors, segments of the yield curve and individual security analysis to find value.

FUND FACTS
Fund Inception ......................................   June 1, 1991
Fiscal Year End .....................................   June 30
Net Asset as of 6/30/2005 (in Millions) .............   $1,420
Primary Benchmark ...................................   Lehman Brothers Intermediate Government/Credit Bond Index

QUALITY BREAKDOWN*
Government/Agency..................  65.0%
AAA................................  13.1%
AA.................................   3.4%
A..................................  11.9%
BBB................................   4.5%
Other/Non Rated....................   2.1%

TOP FIVE SECTORS*
1. Collateralized Mortgage
   Obligations.....................  48.4%
2. Corporate Bonds.................  22.0%
3. U.S. Treasury Obligations.......  20.6%
4. Short-Term Investments including
    Investments of Cash Collateral
    for Securities Loaned..........  17.3%
5. U.S. Government Agency
   Mortgages.......................   3.6%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INTERMEDIATE BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
U----------------------------------------------------------------------------------------------------
  Class A                                               5/1/92
    Without Sales Charge                                            4.99%       6.54%       6.37%
    With Sales Charge*                                              0.28%       5.58%       5.89%
----------------------------------------------------------------------------------------------------
  Class B                                              9/23/96
    Without CDSC                                                    4.47%       5.89%       5.63%
    With CDSC**                                                    -0.53%       5.57%       5.63%
----------------------------------------------------------------------------------------------------
  Class C                                              3/22/99
    Without CDSC                                                    4.43%       5.86%       5.63%
    With CDSC***                                                    3.43%       5.86%       5.63%
----------------------------------------------------------------------------------------------------
  Select Class                                          6/1/91      5.37%       6.83%       6.62%
----------------------------------------------------------------------------------------------------
  Ultra                                                2/22/05      5.45%       6.84%       6.63%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period thereafter.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                                 LEHMAN BROTHERS
                                                                                  INTERMEDIATE          LIPPER SHORT INTERMEDIATE
                                                                             GOVERNMENT/CREDIT BOND       U.S. GOVERNMENT FUND
                                                      SELECT CLASS                    INDEX                       INDEX
                                                      ------------           ----------------------     -------------------------
6/95                                                   1000000.00                  1000000.00                  1000000.00
6/96                                                   1065750.00                  1042680.00                  1049960.00
6/97                                                   1162200.00                  1110320.00                  1125820.00
6/98                                                   1261100.00                  1189370.00                  1221870.00
6/99                                                   1310890.00                  1232770.00                  1272970.00
6/00                                                   1364630.00                  1281500.00                  1326500.00
6/05                                                   1511060.00                  1403390.00                  1473000.00
6/05                                                   1637430.00                  1507600.00                  1593370.00
6/05                                                   1781160.00                  1618040.00                  1765700.00
6/05                                                   1801000.00                  1607870.00                  1764530.00
6/05                                                   1897450.00                  1661910.00                  1849160.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data for periods prior to March 22, 1999 reflects the performance of the predecessor to the Pegasus Intermediate Bond Fund and the Pegasus Intermediate Bond Fund. Historical performance shown for Class B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class B and C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Bond Fund, Lehman Brothers Intermediate Government/Credit Bond Index and the Lipper Short Intermediate U.S. Government Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Intermediate Government/Credit Bond Index represents the performance of U.S. Government agency and treasury securities and investment grade corporate bonds. The Lipper Short Intermediate U.S. Government Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 14

JPMORGAN MORTGAGE-BACKED SECURITIES FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Mortgage-Backed Securities Fund, which seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages, posted a total return of 5.70% (Select Class Shares) for the year ended June 30, 2005. This compared to the 6.14% return of the Fund's benchmark, the Lehman Brothers Mortgage-Backed Securities Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
We attribute the Fund's modest performance shortfall to underperformance of collateralized mortgage obligations (CMOs) relative to pass-through securities during the first calendar quarter of 2005. We continued to focus on the yield component of total return and to emphasize well-structured CMOs likely to perform well in most market environments, particularly one of higher interest rates. While the benchmark contains only traditional pass-through mortgage-backed securities, we continue to believe the CMO market offers more opportunities to find undervalued securities in the months ahead.

HOW WAS THE PORTFOLIO MANAGED?
The main story in the fixed-income market was the surprising reaction of the long end of the maturity spectrum to Federal Reserve tightening. In June 2004, the Fed initiated a tightening campaign that increased the federal funds rate from 1.00% to 3.25% by June 30, 2005. Yields on short-term securities followed suit, but longer-term yields declined for the one-year period. This action led to a flattening of the yield curve.

The declining interest rate climate caused the 30-day SEC yield on the Fund's Select Class Shares to decline during the period. The Fund's cash position increased during the year, as the low-yield, low-spread environment made it increasingly difficult to find attractively priced securities. Furthermore, in the flattening-yield-curve environment, there was little incentive to extend into longer-maturity securities. Despite the higher cash position, the Fund still maintained a yield advantage over the benchmark.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We expect interest rate volatility to remain relatively low. No single sub-sector of the mortgage-backed securities market appears particularly compelling. Therefore, we will continue to focus on individual security analysis to find value.

FUND FACTS
Fund Inception .............................................   August 18, 2000
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $1,274
Primary Benchmark ..........................................   Lehman Brothers Mortgage-Backed Securities Index

QUALITY BREAKDOWN*
Government/Agency..................  67.7%
AAA................................  32.3%
TOP FIVE SECTORS*
1. Collateralized Mortgage
   Obligations.....................  67.1%
2. U.S. Government Agency
   Mortgages.......................  16.3%
3. Short-Term Investments including
    Investments of Cash Collateral
    for Securities Loaned..........  15.1%
4. U.S. Treasury Obligations.......   1.2%
5. U.S. Government Agency
   Securities......................   1.1%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN MORTGAGE-BACKED SECURITIES FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                              8/18/00
    Without Sales Charge                                            5.40%       7.55%       7.72%
    With Sales Charge*                                              0.62%       6.57%       7.23%
----------------------------------------------------------------------------------------------------
  Select Class                                         8/18/00      5.70%       7.78%       8.02%
----------------------------------------------------------------------------------------------------
  Ultra                                                2/22/05      5.79%       7.79%       8.03%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                             LEHMAN MORTGAGE-BACKED     LIPPER U.S. MORTGAGE FUND
                                                      SELECT CLASS              SECURITIES INDEX                  INDEX
                                                      ------------           ----------------------     -------------------------
6/95                                                   1000000.00                  1000000.00                  1000000.00
6/96                                                   1102080.00                  1058610.00                  1046590.00
6/97                                                   1245830.00                  1154870.00                  1132430.00
6/98                                                   1384630.00                  1257860.00                  1229610.00
6/99                                                   1439150.00                  1308760.00                  1261660.00
6/00                                                   1487410.00                  1374960.00                  1315640.00
6/01                                                   1684080.00                  1530040.00                  1447570.00
6/02                                                   1881560.00                  1667530.00                  1567710.00
6/03                                                   1981300.00                  1762660.00                  1650670.00
6/04                                                   2046470.00                  1801860.00                  1680900.00
6/05                                                   2168340.00                  1912460.00                  1765400.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data for the Fund includes the performance of a common trust fund for periods prior to the commencement of operations of the JPMorgan Mortgage-Backed Securities Fund on August 18, 2000. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Ultra Shares prior to its inception is based on the performance of Select Class Shares, the original class offered.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, Lehman Brothers Mortgage-Backed Securities Index, and the Lipper U.S. Mortgage Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Mortgage-Backed Securities Index represents the performance of mortgage pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Lipper U.S. Mortgage Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 16

JPMORGAN SHORT DURATION BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Short Duration Bond Fund, which seeks current income consistent with preservation of capital through investment in high- and medium-grade fixed-income securities, returned 1.94% (Select Class Shares) for the year ended June 30, 2005. This compared to the 2.23% return of the Fund's benchmark, the Lehman Brothers 1-3 Year Government/Credit Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
The Federal Reserve began raising rates on June 30, 2004, and continued to increase the federal funds rate throughout the subsequent 12-month period. The federal funds rate ended the fiscal year at 3.25%, compared to 1.00% on July 1, 2004. The yield on the two-year Treasury note climbed steadily, in step with the increase in the federal funds rate. In contrast, the 10-year Treasury yield moved rather sporadically, as high as 4.64% on March 22, 2005, and as low as 3.89% on June 1, 2005, before ending the period at 3.94%.

Rising short-term rates and falling longer-term rates caused the yield curve to flatten considerably during the 12-month period. The shorter end of the yield curve generated a majority of its return from coupon income, because prices on shorter-term securities suffered as rates increased throughout the year. This factor helped the Fund's yield for the period.

HOW WAS THE PORTFOLIO MANAGED?
Our decision to underweight Treasuries in favor of mortgage- and asset-backed securities contributed positively to the Fund's one-year return. Within the corporate sector, we focused on bonds in the financials area, where shorter-term securities performed particularly well.

We kept the Fund's duration shorter than that of the benchmark, which was beneficial to performance as short-term interest rates increased. We also maintained a barbell approach to the short end of the yield curve, balancing exposure between securities at the shortest and longest ends of our maturity range. This strategy was neutral to relative performance. Specifically, unlike the benchmark, the Fund held securities in the zero to one year maturity date range, which hurt performance as the Fed increased interest rates consistently throughout the period. While the benchmark is invested solely in the one- to three-year portion of the yield curve, the Fund did have exposure to the three- to five-year portion of the curve, which helped offset some of the negative performance from the shortest end.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We believe that interest rates are likely to rise to levels more consistent with normal economic growth and moderate inflation. We expect shorter-term rates to rise at a faster pace than longer-term rates, which should cause the Treasury yield curve to continue to flatten. Market volatility is likely to decline as the federal funds rate reaches neutrality. We will continue to focus on sub-sectors, segments of the short end of the yield curve and individual security analysis to find value.

FUND FACTS
Fund Inception .............................................   September 4, 1990
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $1,136
Primary Benchmark ..........................................   Lehman Brothers 1-3 Year Government/Credit Index

QUALITY BREAKDOWN*
Government/Agency..................  41.7%
AAA................................  33.6%
AA.................................   6.2%
A..................................  14.4%
BBB................................   2.6%
Other/Non Rated....................   1.5%

TOP FIVE SECTORS*
1. U.S. Government Agency
   Securities......................  28.1%
2. Corporate Bonds.................  27.0%
3. U.S. Treasury Obligations.......  26.4%
4. Short-Term Investments including
    Investments of Cash Collateral
    for Securities Loaned..........  24.9%
5. Asset Backed Securities.........   6.8%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN SHORT DURATION BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                             2/18/92
    Without Sales Charge                                            1.72%       4.36%       4.84%
    With Sales Charge*                                             -1.34%       3.72%       4.52%
----------------------------------------------------------------------------------------------------
  Class B                                             1/14/94
    Without CDSC                                                    1.31%       3.86%       4.52%
    With CDSC**                                                    -1.69%       3.86%       4.52%
----------------------------------------------------------------------------------------------------
  Class C                                             11/1/01       1.30%       3.77%       4.14%
----------------------------------------------------------------------------------------------------
  Select Class                                         9/4/90       1.94%       4.62%       5.10%
----------------------------------------------------------------------------------------------------
  Ultra                                               2/22/05       2.05%       4.65%       5.11%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 3.00%.

** Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% for the periods thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                                 LEHMAN 1-3 YEAR            LIPPER SHORT U.S.
                                                      SELECT CLASS           GOVERNMENT/CREDIT INDEX      GOVERNMENT FUND INDEX
                                                      ------------           -----------------------      ---------------------
6/95                                                   1000000.00                  1000000.00                  1000000.00
6/96                                                   1051300.00                  1055410.00                  1049650.00
6/97                                                   1122420.00                  1125300.00                  1117300.00
6/98                                                   1196330.00                  1201990.00                  1189790.00
6/99                                                   1252200.00                  1263750.00                  1241780.00
6/00                                                   1312540.00                  1324860.00                  1299280.00
6/01                                                   1427630.00                  1451100.00                  1410100.00
6/02                                                   1522930.00                  1551260.00                  1494410.00
6/03                                                   1603250.00                  1641230.00                  1554870.00
6/04                                                   1613780.00                  1653810.00                  1555590.00
6/05                                                   1644940.00                  1690710.00                  1589460.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on September 4, 1990. Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Lehman Brothers 1-3 Year Government/Credit Bond Index and the Lipper Short U.S. Government Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 1-3 Year Government/Credit Index represents the performance of short-term government securities and corporate fixed-rate debt issues. The Lipper Short U.S. Government Fund Index represents the total returns of funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 18

JPMORGAN TREASURY & AGENCY FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Treasury & Agency Fund, which seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations, with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund posted a total return of 2.48% (Select Class Shares) for the year ended June 30, 2005. This compared to the 3.86% return of the Fund's benchmark, the Lehman Brothers Intermediate Treasury Index. The Fund is also compared to the Lehman 1-5 Year Treasury Index, which returned 2.52% for the year ended June 30, 2005.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
Yields on intermediate-term securities decreased during the fiscal year, while yields on short-term securities increased in sync with the Federal Reserve's tightening of monetary policy. Consistent with general market trends, the Fund's share price declined during the year, while its 30-day SEC yield on Select Class Shares increased.

HOW WAS THE PORTFOLIO MANAGED?
For most of the year, we kept the Fund's average maturity and duration shorter than those of the index. We also selectively purchased and sold agency securities as the spreads on these securities warranted. In the Treasury market, we focused on securities we believed offered the best return potential for a six- to 12-month time horizon.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We believe short-term Treasury yields should increase as long as the Federal Reserve maintains its tightening policy. Therefore, we plan to maintain a shorter-than-benchmark duration for the near term. In addition, because agency bond spreads remain relatively tight by historical standards, we may not increase the Fund's agency exposure until spread levels become more attractive versus Treasuries.

FUND FACTS
Fund Inception .............................................   January 20, 1997
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $151
Primary Benchmark ..........................................   Lehman Brothers Intermediate Treasury Index

QUALITY BREAKDOWN*
Government/Agency..................  96.4%
AAA................................   3.6%

TOP THREE SECTORS*
1. U.S. Treasury Obligation........   67.6%
2. Short-Term Investments including
    Investments of Cash Collateral
    for Securities Loaned..........   35.1%
3. U.S. Government Agency..........   29.1%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality Breakdown percentages are based on total investments. Top Three Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN TREASURY & AGENCY FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                             1/20/97
    Without Sales Charge                                            2.22%       5.33%       5.25%
    With Sales Charge*                                             -0.86%       4.68%       4.92%
----------------------------------------------------------------------------------------------------
  Class B                                             1/20/97
    Without CDSC                                                    1.70%       4.81%       4.82%
    With CDSC**                                                    -1.30%       4.81%       4.82%
----------------------------------------------------------------------------------------------------
  Select Class                                        1/20/97       2.48%       5.62%       5.48%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 3%.

** Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% for the periods thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                    LEHMAN BROTHERS    LIPPER SHORT U.S.   LEHMAN BROTHERS 1-
                                                     INTERMEDIATE       GOVERNMENT FUND     5 YEAR TREASURY
                                 SELECT CLASS       TREASURY INDEX           INDEX               INDEX
                                 ------------       ---------------    -----------------   -----------
6/95                              1000000.00          1000000.00          1000000.00           1000000.00
6/96                              1039840.00          1048750.00          1049650.00           1051770.00
6/97                              1112060.00          1120800.00          1117300.00           1122150.00
6/98                              1200030.00          1215000.00          1189790.00           1206350.00
6/99                              1242520.00          1269440.00          1241780.00           1265750.00
6/00                              1297430.00          1327920.00          1299280.00           1324950.00
6/01                              1429660.00          1459630.00          1410100.00           1451480.00
6/02                              1539730.00          1578500.00          1494410.00           1561020.00
6/03                              1667310.00          1710250.00          1554870.00           1663030.00
6/04                              1663430.00          1701200.00          1555590.00           1663170.00
6/05                              1704840.00          1766820.00          1589460.00           1705050.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The JPMorgan Treasury & Agency Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund includes the performance of the common trust fund prior to January 20, 1997 as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Lehman Brothers Intermediate Treasury Index, the Lehman Brothers 1-5 Year Treasury Index, and the Lipper Short U.S. Government Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Intermediate Treasury Index represents the performance of U.S. Treasury-issued securities with maturities of one to ten years. The Lehman Brothers 1-5 Year Treasury Index represents the performance of U.S. Treasury-issued securities with maturities of one to five years. The Lipper Short U.S. Government Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 20

JPMORGAN ULTRA SHORT TERM BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE PORTFOLIO PERFORM?
The JPMorgan Ultra Short Term Bond Fund, which seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities, returned 2.71% (Select Class Shares) for the year ended June 30, 2005. This compared to the 1.85% return of the Fund's benchmark, the Lehman Brothers 9-12 Month U.S. Treasury Index.

WHY DID THE PORTFOLIO PERFORM THIS WAY?
The Federal Reserve launched a tightening campaign that led to nine consecutive 25-basis-point rate hikes between June 30, 2004 and June 30, 2005. The federal funds rate climbed from 1.00% to 3.25% during the 12-month period. In reaction to the Fed's moves, the yield curve flattened dramatically, as the yield on the two-year Treasury note jumped 96 basis points and the yield on the 10-year Treasury note dropped 67 basis points. Driven by rising oil prices, rumors of foreign central bank activity and alternating positive and negative economic reports, the flight-to-quality trade on the longer end of the curve also contributed to the overall flattening. Following the overall trend of shorter-term interest rates, the Portfolio's 30-day SEC yield on Select Class Shares also decreased during the fiscal year.

HOW WAS THE PORTFOLIO MANAGED?
The Fund's primary strategy consists of investing in attractively priced non-Treasury securities and maintaining Portfolio duration close to its target of approximately one year. The Fund focuses on the income component of total return and, therefore, invested a significant portion of the Fund in mortgage and asset-backed securities that represented good value.

WHAT IS THE OUTLOOK FOR THE PORTFOLIO?
We believe that interest rates are likely to rise to levels more consistent with normal economic growth and moderate inflation. We expect shorter-term rates to rise at a faster pace than longer-term rates, which should cause the Treasury yield curve to continue to flatten. Market volatility is likely to decline as the federal funds rate reaches neutrality. We think spreads on non-Treasury securities are historically narrow but, given our expectations for declining volatility, spreads could tighten further. Therefore, we believe that the spread sectors may outperform Treasuries, with most of the return coming from income.

FUND FACTS
Fund Inception .............................................   February 2, 1993
Fiscal Year End ............................................   June 30
Net Asset as of 6/30/2005 (in Millions) ....................   $1,973
Primary Benchmark ..........................................   Lehman Brothers 9-12 Month U.S. Treasury

QUALITY BREAKDOWN*
Government/Agency..................  39.2%
AAA................................  47.5%
AA.................................   7.8%
A..................................   2.8%
BBB................................   2.5%
Other/Non Related..................   0.2%
TOP FIVE SECTORS*
1. Collateralized Mortgage
   Obligations.....................  55.8%
2. Asset Backed Securities.........  20.2%
3. U.S. Government Agency
   Mortgages.......................  17.0%
4. Investment Companies............   4.6%
5. Corporate Bonds.................   2.0%

---------------

* As of 6/30/05. The fund's composition is subject to change. Quality Breakdown percentages are based on total investments. Top Five Sector percentages are based on net assets.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN ULTRA SHORT TERM BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                             3/10/93
    Without Sales Charge                                            2.36%       3.83%       4.71%
    With Sales Charge*                                             -0.75%       3.20%       4.39%
----------------------------------------------------------------------------------------------------
  Class B                                             3/10/93
    Without CDSC                                                    1.87%       3.31%       4.36%
    With CDSC**                                                    -1.13%       3.31%       4.36%
----------------------------------------------------------------------------------------------------
  Class C                                             11/1/01       1.88%       3.25%       3.98%
----------------------------------------------------------------------------------------------------
  Select Class                                         2/2/93       2.71%       4.10%       4.95%
----------------------------------------------------------------------------------------------------
  Ultra                                               2/22/05       2.78%       4.11%       4.96%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 3%.

** Assumes 3% CDSC (contingent deferred sales charge) for the one year period and 0% for periods thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                           LEHMAN BROTHERS SHORT 9-12    LIPPER ULTRA SHORT FUND
                                                     SELECT CLASS             MONTH U.S. TREASURY                 INDEX
                                                     ------------          --------------------------    -----------------------
6/95                                                    1000000                     1000000                      1000000
6/96                                                    1055968                     1058070                      1022910
6/97                                                    1131610                     1123930                      1085560
6/98                                                    1199600                     1191310                      1148960
6/99                                                    1255420                     1254840                      1203520
6/00                                                    1326470                     1322090                      1267860
6/05                                                    1432130                     1418430                      1360030
6/05                                                    1506050                     1480980                      1405430
6/05                                                    1552900                     1514820                      1441830
6/05                                                    1579070                     1527910                      1455420
6/05                                                    1621550                     1556120                      1484640

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on February 2, 1993. Historical performance shown for Class C and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ultra Short Term Bond Fund, the Lehman Brothers 9-12 Month U.S. Treasury Index and the Lipper Ultra Short Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 9-12 Month U.S. Treasury Index represents the performance of aged U.S. Treasury notes and bonds with a remaining maturity from nine up to (but not including) twelve months. The Lipper Ultra Short Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 22

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (94.0%):
ASSET BACKED SECURITIES (4.8%):
            American Express Credit Account
              Master Trust
  3,500     Series 2001-6, Class B, FRN,
              3.57%, 12/15/08..............       3,506
  1,904     Series 2004-3, Class A, 4.35%,
              05/16/09.....................       1,922
            AmeriCredit Automobile
              Receivables Trust
  1,089     Series 2001-C, Class A4, 5.01%,
              07/14/08.....................       1,094
  2,362     Series 2001-D, Class A4, 4.41%,
              11/12/08.....................       2,369
  1,310     Series 2002-A, Class A4, 4.61%,
              10/09/05.....................       1,316
  1,120     Series 2002-D, Class A4, 3.40%,
              04/13/09.....................       1,115
    560     Series 2003-BX, Class A4A,
              2.72%, 08/23/06..............         553
    997     Series 2003-CF, Class A3,
              2.75%, 09/11/05..............         994
  1,985     Series 2003-CF, Class A4,
              3.48%, 05/06/10..............       1,973
  4,173     Series 2003-DM, Class A3B, FRN,
              3.37%, 12/06/07..............       4,175
  2,400     Series 2003-DM, Class A4,
              2.84%, 08/06/10..............       2,364
  1,010     Series 2004-DF, Class A3,
              2.98%, 07/06/09..............         994
  3,710     Capital Auto Receivables Asset
              Trust Series 2003-2, Class
              A4A, 1.96%, 01/15/09.........       3,612
            Capital One Auto Finance Trust
    568     Series 2001-A, Class A4, 5.40%,
              05/15/08.....................         569
  1,340     Series 2003-B, Class A4, 3.18%,
              09/15/10.....................       1,324
  3,450     Series 2004-A, Class A4, FRN,
              3.32%, 03/15/11..............       3,455
  1,344     Capital One Master Trust Series
              2001-5, Class A, 5.30%,
              08/13/06.....................       1,364
  6,355     Capital One Multi-Asset
              Execution Trust Series
              2003-A4, Class A4, 3.65%,
              07/15/11.....................       6,282
            Citibank Credit Card Issuance
              Trust
 11,250     Series 2000-A3, Class A3,
              6.88%, 11/15/09..............      11,987
  4,892     Series 2002-C2, Class C2,
              6.95%, 02/13/12..............       5,492

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
  2,416     Citigroup Mortgage Loan Trust,
              Inc. Series 2003-HE3, Class
              A, FRN, 3.69%, 12/25/33......       2,424
  2,333     CNH Equipment Trust Series
              2003-B, Class A4B, 3.38%,
              08/03/07.....................       2,304
  2,136     Conseco Finance Series 2001-B,
              Class 1M1, 7.27%, 10/24/06...       2,174
            Countrywide Asset-Backed
              Certificates
  1,792     Series 2003-5, Class AF3,
              3.61%, 04/25/30..............       1,784
  2,070     Series 2003-5, Class MF1,
              5.41%, 05/03/10..............       2,091
  1,235     Series 2004-1, Class 3A, FRN,
              3.59%, 04/25/34..............       1,236
  1,290     Series 2004-1, Class M1, FRN,
              3.81%, 06/15/09..............       1,296
  1,060     Series 2004-1, Class M2, FRN,
              3.86%, 05/09/09..............       1,062
 19,642     Series 2004-AB2, Class A2, FRN,
              3.58%, 12/28/07..............      19,679
  1,205     Daimler Chrysler Auto Trust
              Series 2003-A, Class A4,
              2.88%, 08/02/06..............       1,191
    773     Ford Credit Auto Owner Trust
              Series 2004-A, Class A3,
              2.93%, 07/03/06..............         765
  1,512     GE Capital Mortgage Services,
              Inc. Series 1999-HE, Class M,
              6.71%, 04/25/29..............       1,548
    741     Green Tree Financial Corp.
              Series 1995-4, Class A6,
              7.30%, 06/15/25..............         762
  7,165     Honda Auto Receivables Owner
              Trust Series 2003-1 A4,
              2.48%, 07/07/06..............       7,081
            Household Automotive Trust
  1,543     Series 2001-3, Class A4, 4.37%,
              12/17/08.....................       1,547
    910     Series 2005-1 Class A4, 4.35%,
              06/18/12.....................         910
            Long Beach Mortgage Loan Trust
  2,541     Series 2003-3, Class A, FRN,
              3.63%, 06/27/07..............       2,544
  2,893     Series 2004-1, Class A3, FRN,
              3.61%, 02/25/34..............       2,896
  1,500     Series 2004-3, Class A3, FRN,
              3.57%, 05/02/07..............       1,500

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
  1,500     Series 2004-3, Class M1, FRN,
              3.88%, 01/12/10..............       1,510
  1,655     M&I Auto Loan Trust Series
              2003-1, Class A4, 2.97%,
              04/20/09.....................       1,627
            MBNA Credit Card Master Note
              Trust
  9,980     Series 2001-A1, Class A1,
              5.75%, 05/16/06..............      10,139
  3,000     Series 2001-C2, Class C2, FRN,
              4.37%, 12/15/13 (e)..........       3,070
  3,083     Series 2002-C1, Class C1,
              6.80%, 02/13/12..............       3,441
  3,000     Series 2003-A1, Class A1,
              3.30%, 02/14/08..............       2,949
  1,288     Series 2003-C1, Class C1, FRN,
              4.92%, 01/15/10..............       1,363
            MBNA Master Credit Card Trust
              USA
  2,240     Series 1999-J, Class C, 7.85%,
              09/13/09 (e).................       2,543
  1,960     Series 2000-D, Class C, 8.40%,
              04/15/07 (e).................       2,101
  2,775     Morgan Stanley Auto Loan Trust
              Series 2003-HB1, Class A2,
              2.17%, 11/19/06..............       2,716
            Onyx Acceptance Grantor Trust
  1,230     Series 2002-C, Class A4, 4.07%,
              04/15/09.....................       1,231
    919     Series 2002-D, Class A4, 3.10%,
              07/15/09.....................         915
  2,670     Series 2003-C, Class A4, 2.66%,
              10/03/06.....................       2,620
    560     Series 2004-B, Class A3, 3.09%,
              05/27/06.....................         556
  1,039     Option One Mortgage Loan Trust
              Series 2003-1, Class A2, FRN,
              3.73%, 02/25/33..............       1,042
    947     Residential Asset Mortgage
              Products, Inc. Series
              2001-RS3, Class AI4, SUB,
              6.29%, 08/31/05..............         947
  1,800     Residential Asset Securities
              Corp. Series 2003-KS9, Class
              A2B, FRN, 3.63%, 11/25/33....       1,804
            Residential Asset Securities
              Corp.
    758     Series 2002-KS4, Class AIIB,
              FRN, 3.56%, 07/25/32.........         759
  1,792     Series 2003-KS5, Class AIIB,
              FRN, 3.60%, 07/25/33.........       1,795
  5,605     SLM Student Loan Trust Series
              2003-11, Class A5, 2.99%,
              12/15/22 (e).................       5,505

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
  3,517     Textron Financial Corp.
              Receivables Trust Series
              2000-C, Class A3, 6.61%,
              02/15/15 (e).................       3,558
  2,215     Triad Auto Receivables Owner
              Trust Series 2003-B, Class
              A4, 3.20%, 12/13/10..........       2,184
            Volkswagen Auto Loan Enhanced
              Trust
  2,954     Series 2003-1, Class A3, 1.49%,
              05/21/07.....................       2,930
  2,615     Series 2003-2, Class A4, 2.94%,
              06/30/07.....................       2,569
            Wachovia Asset Securitization,
              Inc.
  1,900     Series 2002-HE2, Class A, FRN,
              3.74%, 12/25/32..............       1,911
  4,536     Series 2003-HE3, Class A, FRN,
              3.56%, 11/25/33..............       4,545
            WFS Financial Owner Trust
  1,592     Series 2002-1, Class A4A,
              4.87%, 10/17/05..............       1,600
  2,330     Series 2002-2, Class A4, SUB,
              4.50%, 12/13/05..............       2,338
  1,747     Series 2002-3, Class A4, 3.50%,
              02/20/10.....................       1,742
  1,820     Series 2002-4, Class A4A,
              3.11%, 08/20/10..............       1,800
    312     Series 2003-1, Class A3, 2.03%,
              08/20/07.....................         312
  1,232     Series 2003-2, Class A4, 2.41%,
              11/24/06.....................       1,212
  3,759     Series 2003-4, Class A4, 3.15%,
              02/15/07.....................       3,719
    767     Series 2004-1, Class A3, 2.19%,
              06/20/08.....................         760
    560     Series 2004-2, Class A3, 2.85%,
              09/22/08.....................         555
                                             ----------
  Total Asset Backed Securities (Cost
    $190,066)                                   191,622
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (42.6%):
AGENCY CMO (34.1%):
            Federal Home Loan Mortgage
              Corp.
     --(h)  Series 1045, Class G, IO, HB,
              1066.21%, 02/18/06...........          --(h)
     55     Series 1065, Class J, 9.00%,
              12/07/07.....................          55
     --(h)  Series 1072, Class A, IO, HB,
              1008.50%, 05/15/06...........          --(h)
     18     Series 1079, Class S, IF,
              22.95%, 09/06/07.............          18
    103     Series 1084, Class F, FRN,
              4.20%, 10/28/06..............         103

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 24

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     72     Series 1084, Class S, IF, HB,
              30.60%, 10/28/06.............          74
     --(h)  Series 1098, Class M, IO, HB,
              1008.00%, 06/15/06...........          --(h)
    264     Series 11, Class D, 9.50%,
              01/16/08.....................         264
     95     Series 1116, Class I, 5.50%,
              08/15/21.....................          95
     68     Series 1144, Class KB, 8.50%,
              12/08/07.....................          68
     --(h)  Series 1172, Class L, IO, VAR,
              HB, 1180.80%, 12/29/05.......           1
      4     Series 1196, Class B, HB,
              795.60%, 08/25/06............           7
  1,257     Series 1212, Class IZ, 8.00%,
              02/15/22.....................       1,272
    164     Series 1250, Class J, 7.00%,
              09/06/06.....................         164
     --(h)  Series 1298, Class L, IO, HB,
              981.87%, 10/10/05............           1
    188     Series 1343, Class LA, 8.00%,
              05/03/08.....................         195
    237     Series 1343, Class LB, 7.50%,
              12/02/05.....................         243
    492     Series 1370, Class JA, FRN,
              4.40%, 07/15/05..............         498
    409     Series 1455, Class WB, IF,
              3.05%, 07/15/05..............         382
     67     Series 1465, Class SA, IF, IO,
              5.75%, 12/11/05..............           2
  1,941     Series 1466, Class PZ, 7.50%,
              11/17/06.....................       2,033
     35     Series 1470, Class F, FRN,
              3.52%, 09/06/08..............          35
     21     Series 1473, Class HA, 7.00%,
              01/15/08.....................          21
  2,312     Series 1498, Class I, FRN,
              4.40%, 07/15/05..............       2,350
  2,618     Series 1502, Class PX, 7.00%,
              04/15/23.....................       2,735
    362     Series 1505, Class Q, 7.00%,
              09/06/09.....................         376
     46     Series 1506, Class F, FRN,
              4.16%, 01/09/06..............          46
     10     Series 1506, Class S, IF,
              14.94%, 07/15/05.............          10
    158     Series 1506, Class SD, IF, IO,
              5.25%, 07/15/05..............           6
  2,800     Series 1512, Class J, 6.50%,
              01/25/06.....................       2,859

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    626     Series 1513, Class N, 6.50%,
              12/05/05.....................         637
    906     Series 1518, Class G, IF,
              5.87%, 11/22/08..............         899
    321     Series 1541, Class M, FRN, IF,
              17.60%, 07/15/05.............         394
    874     Series 1541, Class O, FRN,
              3.25%, 11/22/08..............         859
    224     Series 1544, Class J, IF,
              9.67%, 02/12/06..............         232
  1,153     Series 1558, Class D, 6.50%,
              07/15/23.....................       1,183
    255     Series 1561, Class TA, PO,
              11/30/05.....................         245
     83     Series 1570, Class F, FRN,
              4.02%, 11/14/08..............          83
  2,594     Series 1573, Class PZ, 7.00%,
              09/15/23.....................       2,739
    192     Series 1575, Class FB, FRN,
              4.75%, 07/15/05..............         194
     80     Series 1575, Class SB, IF,
              9.75%, 07/15/05..............          82
  1,679     Series 1591, Class PV, 6.25%,
              01/01/09.....................       1,740
     24     Series 1592, Class KB, IF,
              12.28%, 04/25/08.............          24
    269     Series 1595, Class D, 7.00%,
              10/15/13.....................         278
    803     Series 1596, Class D, 6.50%,
              07/02/06.....................         834
     39     Series 1602, Class SA, IF,
              12.19%, 10/15/23.............          44
     34     Series 1603, Class IF, FRN,
              3.93%, 01/15/23..............          34
    302     Series 1604, Class SA, IF,
              11.37%, 07/15/05.............         321
    490     Series 1606, Class SC, IF,
              15.81%, 11/15/08.............         545
    106     Series 1607, Class SA, IF,
              15.77%, 08/26/07.............         125
  4,200     Series 1608, Class L, 6.50%,
              09/15/23.....................       4,461
  1,866     Series 1609, Class L, IF,
              10.29%, 10/12/10.............       2,076
  1,176     Series 1611, Class JA, FRN,
              4.38%, 11/14/07..............       1,189
  1,120     Series 1611, Class JB, IF,
              10.87%, 07/15/05.............       1,163
    535     Series 1612, Class SD, IF,
              11.63%, 03/21/06.............         571

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    243     Series 1625, Class SD, IF,
              8.50%, 01/27/06..............         260
  2,800     Series 1642, Class PJ, 6.00%,
              11/15/23.....................       2,891
    165     Series 1659, Class SB, IF,
              8.50%, 07/15/05..............         171
     48     Series 1671, Class QC, IF,
              10.00%, 09/20/11.............          49
      5     Series 1672, Class FB, FRN,
              3.46%, 07/15/05..............           5
    158     Series 1685, Class Z, 6.00%,
              02/04/07.....................         162
     28     Series 1686, Class SH, FRN,
              11.93%, 05/29/12.............          32
    311     Series 1689, Class SD, IF,
              10.10%, 09/13/05.............         330
    560     Series 1695, Class EB, 7.00%,
              02/03/07.....................         600
    519     Series 1698, Class SC, IF,
              10.89%, 04/02/07.............         575
    223     Series 1699, Class FC, FRN,
              3.85%, 09/03/06..............         225
  1,052     Series 1700, Class GA, PO,
              04/02/08.....................         976
     12     Series 1701, Class B, 6.50%,
              03/15/09.....................          12
  1,401     Series 1706, Class K, 7.00%,
              03/15/24.....................       1,506
    109     Series 1709, Class FA, FRN,
              3.26%, 07/15/05..............         106
    329     Series 1745, Class D, 7.50%,
              04/28/11.....................         333
  2,843     Series 1798, Class F, 5.00%,
              11/22/08.....................       2,852
    439     Series 1807, Class A, 6.00%,
              09/22/05.....................         447
     56     Series 1807, Class G, 9.00%,
              09/26/07.....................          59
    772     Series 1829, Class ZB, 6.50%,
              08/03/05.....................         805
    110     Series 1844, Class E, 6.50%,
              10/17/05.....................         112
  5,151     Series 1863, Class Z, 6.50%,
              07/17/07.....................       5,344
    132     Series 1865, Class D, PO,
              09/20/11.....................         110
    506     Series 1890, Class H, 7.50%,
              09/15/26.....................         528
  1,254     Series 1899, Class ZE, 8.00%,
              10/07/07.....................       1,323

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    381     Series 1900, Class TA, PO,
              02/09/06.....................         368
     83     Series 1935, Class FL, FRN,
              3.95%, 07/15/05..............          83
  1,162     Series 1963, Class Z, 7.50%,
              08/05/07.....................       1,210
    318     Series 1967, Class PC, PO,
              02/16/06.....................         307
    191     Series 1970, Class PG, 7.25%,
              07/15/27.....................         193
  1,623     Series 1981, Class Z, 6.00%,
              12/09/08.....................       1,654
    810     Series 1987, Class PE, 7.50%,
              07/04/09.....................         843
  6,313     Series 2004-S, Class A5, FRN,
              IF, 4.25%, 09/03/16..........       5,214
    137     Series 2017, Class SE, IF,
              15.11%, 07/15/05.............         151
  1,566     Series 2019, Class Z, 6.50%,
              12/15/27.....................       1,634
  1,357     Series 2025, Class PE, 6.30%,
              10/03/08.....................       1,399
    587     Series 2033, Class SN, IF, IO,
              20.14%, 01/25/09.............         168
  1,599     Series 2038, Class PN, IO,
              7.00%, 10/22/08..............         244
      2     Series 204, Class E, IF, IO,
              HB, 1242.00%, 12/24/07.......           5
  1,540     Series 2040, Class PE, 7.50%,
              07/10/14.....................       1,648
  2,320     Series 2054, Class PV, 7.50%,
              06/16/12.....................       2,444
  1,839     Series 2055, Class OE, 6.50%,
              04/27/08.....................       1,910
  5,353     Series 2075, Class PH, 6.50%,
              04/16/07.....................       5,563
  2,660     Series 2075, Class PM, 6.25%,
              08/15/28.....................       2,802
  2,932     Series 2086, Class GB, 6.00%,
              02/06/13.....................       3,026
  1,985     Series 2089, Class PJ, IO,
              7.00%, 11/07/08..............         314
  5,715     Series 2095, Class PE, 6.00%,
              11/15/28.....................       5,982
  1,050     Series 2097, Class PV, 6.00%,
              09/15/09.....................       1,074
  3,925     Series 2102, Class TC, 6.00%,
              03/01/08.....................       4,067
  2,527     Series 2102, Class TU, 6.00%,
              07/20/09.....................       2,618

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 26

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
 10,363     Series 2115, Class PE, 6.00%,
              09/24/06.....................      10,731
  2,454     Series 2125, Class JZ, 6.00%,
              11/19/10.....................       2,540
  1,339     Series 2130, Class QR, 6.00%,
              02/15/28.....................       1,351
    557     Series 2132, Class SB, IF,
              17.07%, 12/05/12.............         669
    446     Series 2134, Class PI, IO,
              6.50%, 04/02/08..............          71
    280     Series 2135, Class UK, IO,
              6.50%, 05/24/07..............          37
    291     Series 2141, IO, 7.00%,
              11/08/08.....................          49
    696     Series 2143, Class CD, 6.00%,
              03/06/06.....................         706
    601     Series 2163, Class PC, IO,
              7.50%, 04/29/08..............         105
  2,240     Series 2169, Class TB, 7.00%,
              06/15/29.....................       2,454
  1,400     Series 2172, Class QC, 7.00%,
              01/16/10.....................       1,529
  1,753     Series 2176, Class OJ, 7.00%,
              08/15/29.....................       1,850
    963     Series 2189, Class SA, IF,
              11.44%, 01/30/06.............       1,032
     77     Series 22, Class C, 9.50%,
              02/16/08.....................          77
  1,856     Series 2201, Class C, 8.00%,
              08/02/08.....................       1,967
  1,367     Series 2209, Class TC, 8.00%,
              02/10/09.....................       1,472
  1,912     Series 2210, Class Z, 8.00%,
              12/25/08.....................       2,056
    493     Series 2224, Class CB, 8.00%,
              09/11/07.....................         518
  1,700     Series 2230, Class Z, 8.00%,
              04/15/30.....................       1,792
  1,393     Series 2234, Class PZ, 7.50%,
              05/15/30.....................       1,458
  1,199     Series 2247, Class Z, 7.50%,
              07/26/07.....................       1,224
  1,680     Series 2256, Class MC, 7.25%,
              12/09/12.....................       1,746
  3,165     Series 2259, Class ZM, 7.00%,
              12/10/07.....................       3,290
    210     Series 2261, Class ZY, 7.50%,
              11/22/10.....................         216
    414     Series 2262, Class Z, 7.50%,
              10/15/30.....................         426

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  3,295     Series 2271, Class PC, 7.25%,
              08/03/09.....................       3,468
  2,184     Series 2283, Class K, 6.50%,
              01/14/14.....................       2,371
  1,649     Series 2295, Class VB, 6.50%,
              07/15/16.....................       1,661
  2,084     Series 2296, Class PD, 7.00%,
              03/02/08.....................       2,188
    128     Series 2299, Class G, 7.00%,
              11/04/06.....................         128
    114     Series 23, Class F, 9.60%,
              03/15/08.....................         114
    753     Series 2304, Class VB, 6.50%,
              07/15/16.....................         760
    517     Series 2306, Class K, PO,
              01/31/09.....................         463
  1,221     Series 2306, Class SE, IF, IO,
              6.49%, 01/31/09..............         191
  1,924     Series 2313, Class LA, 6.50%,
              05/15/31.....................       2,007
  1,167     Series 2317, Class VG, 6.50%,
              11/21/10.....................       1,178
  1,400     Series 2323, Class VO, 6.00%,
              09/25/07.....................       1,431
  2,968     Series 2325, Class PM, 7.00%,
              05/27/11.....................       3,206
  1,680     Series 2335, Class VH, 7.00%,
              05/15/14.....................       1,734
    801     Series 2342, Class PW, 6.50%,
              08/15/17.....................         806
 10,253     Series 2344, Class QG, 6.00%,
              08/15/16.....................      10,645
 15,079     Series 2344, Class ZD, 6.50%,
              12/22/05.....................      16,097
  2,016     Series 2344, Class ZJ, 6.50%,
              11/03/05.....................       2,096
  2,203     Series 2345, Class NE, 6.50%,
              09/19/05.....................       2,286
  3,229     Series 2345, Class PQ, 6.50%,
              07/15/12.....................       3,371
  1,173     Series 2345, Class PV, 6.50%,
              01/15/24.....................       1,187
  2,101     Series 2349, Class NW, 6.50%,
              10/15/16.....................       2,132
  1,005     Series 2351, Class PZ, 6.50%,
              08/15/31.....................       1,075
  1,599     Series 2353, Class PC, 6.50%,
              09/12/09.....................       1,605
  3,360     Series 2353, Class TD, 6.00%,
              06/15/13.....................       3,512

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  3,246     Series 2355, Class BP, 6.00%,
              12/06/07.....................       3,373
    756     Series 2357, Class VX, 6.50%,
              03/04/08.....................         760
  1,120     Series 2359, Class PM, 6.00%,
              01/15/13.....................       1,169
  1,609     Series 2359, Class ZB, 8.50%,
              11/13/23.....................       1,886
  6,407     Series 2360, Class PG, 6.00%,
              10/20/06.....................       6,619
  5,025     Series 2362, Class PD, 6.50%,
              05/11/06.....................       5,151
  1,574     Series 2362, Class PJ, 6.50%,
              03/03/12.....................       1,600
  1,394     Series 2363, Class PF, 6.00%,
              04/05/06.....................       1,444
  2,549     Series 2366, Class MD, 6.00%,
              10/15/16.....................       2,647
  2,352     Series 2367, Class ME, 6.50%,
              10/15/31.....................       2,498
  2,590     Series 2367, Class VD, 6.00%,
              01/15/19.....................       2,594
  2,130     Series 2371, Class VB, 6.00%,
              08/15/15.....................       2,174
  1,774     Series 2374, Class PV, 5.50%,
              04/22/06.....................       1,792
    344     Series 2382, Class TL, IO,
              6.50%, 02/15/31..............          23
  1,716     Series 2391, Class QE, 5.50%,
              11/18/05.....................       1,733
  7,561     Series 2391, Class QR, 5.50%,
              04/03/09.....................       7,847
  1,354     Series 2391, Class VQ, 6.00%,
              10/15/12.....................       1,408
  2,800     Series 2392, Class PV, 6.00%,
              06/06/10.....................       2,873
  3,057     Series 2394, Class MC, 6.00%,
              02/01/09.....................       3,181
  2,800     Series 2399, Class OH, 6.50%,
              01/15/32.....................       2,963
  4,480     Series 2399, Class TH, 6.50%,
              12/11/08.....................       4,729
    428     Series 2405, Class P, 6.00%,
              01/20/08.....................         428
  5,601     Series 2410, Class NG, 6.50%,
              02/15/32.....................       5,893
  2,240     Series 2410, Class OE, 6.38%,
              03/30/07.....................       2,325
  4,060     Series 2410, Class QS, IF,
              11.13%, 04/08/09.............       4,501

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,867     Series 2410, Class QX, IF, IO,
              5.43%, 04/12/08..............         163
    934     Series 2412, Class SE, FRN,
              9.64%, 10/07/05..............         995
  2,030     Series 2412, Class SP, IF,
              9.66%, 02/15/32..............       2,212
  1,209     Series 2419, Class V, 6.50%,
              04/07/08.....................       1,218
  5,270     Series 2420, Class XK, 6.50%,
              02/15/32.....................       5,588
  3,969     Series 2423, Class MC, 7.00%,
              08/23/11.....................       4,152
  4,145     Series 2423, Class MT, 7.00%,
              09/04/11.....................       4,335
  2,863     Series 2425, Class OB, 6.00%,
              12/09/05.....................       2,975
  3,360     Series 2430, Class WF, 6.50%,
              03/15/32.....................       3,605
  3,920     Series 2434, Class TC, 7.00%,
              12/08/08.....................       4,163
    840     Series 2435, Class CJ, 6.50%,
              03/17/19.....................         909
  2,800     Series 2435, Class VH, 6.00%,
              09/29/08.....................       2,943
  4,817     Series 2436, Class MC, 7.00%,
              04/07/13.....................       5,099
  3,763     Series 2444, Class ES, IF, IO,
              4.73%, 10/16/08..............         293
  1,977     Series 2450, Class GZ, 7.00%,
              05/12/09.....................       2,080
  3,011     Series 2450, Class SW, IF, IO,
              4.78%, 10/16/08..............         311
  1,680     Series 2454, Class BG, 6.50%,
              12/27/07.....................       1,723
  5,636     Series 2455, Class GK, 6.50%,
              04/24/07.....................       6,026
  1,400     Series 2458, Class QE, 5.50%,
              11/01/10.....................       1,461
  3,351     Series 2460, Class VZ, 6.00%,
              12/04/08.....................       3,492
  3,852     Series 2461, Class VB, 6.50%,
              04/15/18.....................       3,919
  3,920     Series 2462, Class JG, 6.50%,
              04/23/07.....................       4,140
  2,856     Series 2466, Class PG, 6.50%,
              04/15/32.....................       3,024
  1,400     Series 2466, Class PH, 6.50%,
              06/15/32.....................       1,517
  2,800     Series 2474, Class NR, 6.50%,
              07/15/32.....................       2,986

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 28

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,236     Series 2480, Class PV, 6.00%,
              07/15/07.....................       1,289
  2,436     Series 2484, Class LZ, 6.50%,
              04/28/11.....................       2,624
  1,698     Series 2488, Class WS, IF,
              9.64%, 08/15/17..............       1,835
    155     Series 2496, Class LD, 8.50%,
              11/15/15.....................         156
  3,060     Series 2498, Class UD, 5.50%,
              09/02/10.....................       3,122
  3,080     Series 2500, Class GD, 5.50%,
              08/02/10.....................       3,121
  3,360     Series 2500, Class MC, 6.00%,
              02/10/07.....................       3,554
  2,800     Series 2500, Class TD, 5.50%,
              09/01/10.....................       2,845
  1,680     Series 2512, Class PG, 5.50%,
              07/04/16.....................       1,772
  2,041     Series 2513, Class VA, 6.00%,
              04/19/07.....................       2,057
  5,321     Series 2513, Class YO, PO,
              12/28/08.....................       4,835
  5,601     Series 2515, Class DE, 4.00%,
              04/11/10.....................       5,345
  2,712     Series 2518, Class PX, 5.50%,
              09/15/13.....................       2,808
    985     Series 2519, Class BT, 8.50%,
              10/28/06.....................       1,057
  1,175     Series 2521, Class PU, 5.50%,
              05/15/10.....................       1,204
  3,646     Series 2527, Class VU, 5.50%,
              04/27/08.....................       3,744
  2,520     Series 2535, Class BK, 5.50%,
              11/06/13.....................       2,626
  3,360     Series 2537, Class TE, 5.50%,
              12/15/17.....................       3,534
  1,680     Series 2541, Class GX, 5.50%,
              05/19/06.....................       1,726
  2,800     Series 2543, Class YX, 6.00%,
              01/28/14.....................       2,974
  3,640     Series 2544, Class HC, 6.00%,
              07/20/10.....................       3,856
  3,763     Series 2552, Class ME, 6.00%,
              01/15/33.....................       3,992
  3,360     Series 2565, Class MB, 6.00%,
              05/09/07.....................       3,435
  1,904     Series 2567, Class QD, 6.00%,
              02/15/33.....................       2,016
  1,210     Series 2571, Class SK, IF,
              20.61%, 02/03/07.............       1,565

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  5,601     Series 2575, Class ME, 6.00%,
              12/08/10.....................       5,943
  1,416     Series 2586, Class HD, 5.50%,
              05/13/17.....................       1,511
  5,003     Series 2586, Class WI, IO,
              6.50%, 02/15/09..............         857
  2,850     Series 2594, Class VA, 6.00%,
              08/20/05.....................       2,957
  6,171     Series 2594, Class VP, 6.00%,
              07/12/05.....................       6,378
  5,265     Series 2594, Class VQ, 6.00%,
              08/06/11.....................       5,493
  1,420     Series 2595, Class HC, 5.50%,
              04/01/15.....................       1,496
  2,051     Series 2596, Class QG, 6.00%,
              03/15/33.....................       2,174
 13,048     Series 2597, Class DS, IF, IO,
              4.33%, 10/16/08..............       1,169
 18,187     Series 2599, Class DS, IF, IO,
              3.78%, 12/01/08..............       1,388
 20,947     Series 2610, Class DS, IF, IO,
              3.88%, 03/12/09..............       1,719
 20,424     Series 2611, Class SH, IF, IO,
              4.43%, 05/18/08..............       1,562
  1,680     Series 2611, Class UH, 4.50%,
              01/25/14.....................       1,658
  2,240     Series 2617, Class GR, 4.50%,
              05/19/14.....................       2,217
    722     Series 2619, Class HR, 3.50%,
              11/15/31.....................         698
  3,092     Series 2619, Class IM, IO,
              5.00%, 10/15/21..............         427
  1,283     Series 2624, Class IU, IO,
              5.00%, 12/09/12..............         204
 19,314     Series 2626, Class NS, IF, IO,
              3.33%, 05/02/09..............       1,202
  4,000     Series 2630, Class KN, 2.50%,
              06/01/07.....................       3,877
    225     Series 2631, Class BS, IF,
              5.97%, 06/30/11..............         208
  3,360     Series 2631, Class LC, 4.50%,
              08/17/13.....................       3,325
  1,184     Series 2633, Class EO, PO,
              09/06/13.....................         933
 18,125     Series 2636, Class Z, 4.50%,
              12/30/12.....................      17,656
  5,767     Series 2637, Class SA, IF, IO,
              2.88%, 06/10/09..............         306
    920     Series 2638, Class DS, IF,
              5.38%, 01/15/19..............         860

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,174     Series 2638, Class IA, IO,
              5.00%, 08/17/05..............          23
  7,945     Series 2638, Class SA, IF, IO,
              3.88%, 07/15/05..............         594
  1,232     Series 2640, Class UG, IO,
              5.00%, 06/26/13..............         330
  2,177     Series 2640, Class UR, IO,
              4.50%, 12/15/07..............         246
  1,866     Series 2643, Class HI, IO,
              4.50%, 11/30/07..............         213
  6,946     Series 2643, Class KG, 4.00%,
              07/19/05.....................       6,937
 16,676     Series 2651, Class VZ, 4.50%,
              02/20/13.....................      16,234
  3,950     Series 2656, Class SH, IF,
              11.94%, 05/08/08.............       4,309
  4,565     Series 2668, Class SB, IF,
              4.34%, 01/16/10..............       4,358
  2,800     Series 2672, Class ME, 5.00%,
              08/06/13.....................       2,858
  1,035     Series 2672, Class SJ, IF,
              4.29%, 04/19/10..............         977
     28     Series 2672, Class WD, 5.00%,
              04/03/10.....................          27
  8,401     Series 2675, Class CK, 4.00%,
              08/31/14.....................       8,016
  4,167     Series 2682, Class YS, IF,
              4.33%, 06/27/16..............       3,251
    735     Series 2683, Class VA, 5.50%,
              11/19/07.....................         756
    515     Series 2684, Class KO, PO,
              06/15/32.....................         498
  4,480     Series 2684, Class TO, PO,
              09/19/14.....................       3,127
  2,240     Series 2686, Class GB, 5.00%,
              10/25/09.....................       2,278
  7,965     Series 2686, Class NS, IF, IO,
              4.38%, 07/19/08..............         594
  3,088     Series 2691, Class WS, IF,
              4.17%, 01/06/16..............       2,479
  1,000     Series 2695, Class DE, 4.00%,
              01/15/17.....................         977
    981     Series 2696, Class CO, PO,
              10/15/18.....................         716
  1,791     Series 2702, Class PC, 5.00%,
              02/11/13.....................       1,823
  2,079     Series 2705, Class SC, IF,
              4.17%, 07/26/15..............       1,698
  3,928     Series 2705, Class SD, IF,
              6.11%, 07/26/15..............       3,455

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  2,240     Series 2715, Class OG, 5.00%,
              08/12/13.....................       2,284
  4,480     Series 2716, Class UN, 4.50%,
              11/28/15.....................       4,387
  2,240     Series 2720, Class PC, 5.00%,
              09/23/13.....................       2,281
  8,024     Series 2721, Class PI, IO,
              5.00%, 11/04/06..............         639
 11,481     Series 2727, Class BS, IF,
              4.25%, 04/24/20..............       8,618
    702     Series 2727, PO, 07/03/15......         547
  1,120     Series 2733, Class GF, FRN,
              0.00%, 11/20/12..............       1,034
  2,538     Series 2739, Class S, IF,
              5.56%, 08/20/14..............       2,277
  2,584     Series 2744, Class FE, FRN,
              0.00%, 06/03/15..............       2,081
  1,120     Series 2744, Class PC, 5.50%,
              04/12/08.....................       1,156
  2,535     Series 2744, Class PE, 5.50%,
              02/15/34.....................       2,661
  4,827     Series 2744, Class TU, 5.50%,
              03/12/13.....................       4,928
  6,047     Series 2749, Class PK, IO,
              5.00%, 09/03/06..............         435
  2,037     Series 2753, Class S, IF,
              5.56%, 03/22/15..............       1,812
  6,202     Series 2755, Class SA, IF,
              7.76%, 06/26/10..............       6,196
  2,000     Series 2764, Class UC, 5.00%,
              03/27/10.....................       2,028
  2,348     Series 2766, Class SX, IF,
              7.17%, 03/15/34..............       2,147
  1,856     Series 2769, PO, 03/09/14......       1,477
    870     Series 2771, Class FG, FRN,
              0.00%, 07/15/05..............         692
  1,887     Series 2778, Class BS, IF,
              7.70%, 11/23/08..............       1,820
  1,475     Series 2780, Class JG, 4.50%,
              12/09/09.....................       1,435
    564     Series 2827, Class SQ, IF,
              7.50%, 01/15/19..............         573
    616     Series 2841, Class GO, PO,
              08/20/14.....................         531
  3,360     Series 2846, PO, 02/02/13......       2,894
    993     Series 2849, PO, 08/15/34......         856
  6,500     Series 2872, Class JD, 4.50%,
              10/01/09.....................       6,528
    400     Series 2874, Class ZD, 5.25%,
              07/16/05.....................         400

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 30

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,090     Series 2888, Class SL, IF,
              5.96%, 07/15/05..............       1,075
    907     Series 2925, Class MZ, 5.00%,
              09/25/10.....................         895
  1,968     Series 2925, Class ZM, 5.00%,
              10/02/05.....................       1,967
    713     Series 2929, Class ZM, 5.00%,
              04/29/06.....................         709
      3     Series 41, Class I, HB, 84.00%,
              06/29/07.....................           3
     17     Series 47, Class F, 10.00%,
              01/12/08.....................          17
     44     Series 99, Class Z, 9.50%,
              04/06/08.....................          44
     24     Federal Home Loan Mortgage
              Corp. STRIPS Series 134,
              Class B, IO, 9.00%,
              05/11/07.....................           5
            Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities
  3,237     Series T-41, Class 3A, 7.50%,
              10/25/06.....................       3,450
  2,121     Series T-51, Class 2A, VAR,
              7.50%, 05/08/07..............       2,234
  9,873     Series T-54, Class 2A, 6.50%,
              09/27/07.....................      10,281
  3,422     Series T-54, Class 3A, 7.00%,
              06/14/06.....................       3,618
  1,332     Series T-58, Class A, PO,
              07/31/08.....................       1,157
            Federal Home Loan Mortgage
              Corp.-- Government National
              Mortgage Association
    912     Series 29, Class J, 7.00%,
              09/25/23.....................         924
  4,772     Series 55, Class GL, IF, IO,
              0.60%, 07/25/05..............          35
  1,958     Series 8, Class ZA, 7.00%,
              01/10/10.....................       2,050
            Federal National Mortgage
              Association
     28     Series 1988-7, Class Z, 9.25%,
              03/20/08.....................          31
    126     Series 1989-70, Class G, 8.00%,
              11/15/07.....................         135
     48     Series 1989-78, Class H, 9.40%,
              11/25/19.....................          53
     93     Series 1989-83, Class H, 8.50%,
              02/02/07.....................         101

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     91     Series 1989-89, Class H, 9.00%,
              05/17/07.....................          99
     62     Series 1990-1, Class D, 8.80%,
              02/06/07.....................          67
    107     Series 1990-102, Class J,
              6.50%, 01/04/08..............         111
    205     Series 1990-120, Class H,
              9.00%, 10/25/20..............         218
     19     Series 1990-134, Class SC, IF,
              16.58%, 02/18/07.............          23
      1     Series 1990-140, Class K, IO,
              HB, 652.15%, 10/13/06........          15
     17     Series 1990-60, Class K, 5.50%,
              12/30/07.....................          17
     25     Series 1990-63, Class H, 9.50%,
              06/25/20.....................          28
     33     Series 1990-93, Class G, 5.50%,
              02/09/08.....................          33
      1     Series 1990-94, Class H, HB,
              504.00%, 08/25/20............           9
     --(h)  Series 1990-95, Class J, IO,
              HB, 1118.04%, 01/29/08.......          14
    100     Series 1991-24, Class Z, 5.00%,
              03/25/21.....................         100
     --(h)  Series 1991-33, Class J, IO,
              HB, 1008.25%, 04/25/06.......          --(h)
     --(h)  Series 1991-4, Class N, IO, HB,
              758.75%, 01/25/06............          --(h)
     --(h)  Series 1991-7, Class K, IO, HB,
              908.50%, 08/21/07............           3
     17     Series 1992-101, Class J,
              7.50%, 05/07/08..............          18
    517     Series 1992-136, Class PK,
              6.00%, 08/25/22..............         535
    371     Series 1992-143, Class MA,
              5.50%, 07/25/08..............         380
    139     Series 1992-152, Class N, IO,
              8.00%, 08/25/07..............           8
  1,140     Series 1992-156, Class K,
              7.50%, 09/25/07..............       1,169
    838     Series 1992-163, Class M,
              7.75%, 09/25/22..............         897
  1,466     Series 1992-188, Class PZ,
              7.50%, 12/10/07..............       1,561
     17     Series 1992-201, Class SB, IF,
              15.13%, 07/25/05.............          17
    118     Series 1992-38, Class Z, 7.50%,
              03/05/06.....................         122
     47     Series 1993-107, Class F, FRN,
              3.36%, 07/25/05..............          47

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    643     Series 1993-164, Class SC, IF,
              13.07%, 03/12/06.............         696
    186     Series 1993-165, Class SD, IF,
              9.52%, 12/14/08..............         198
    405     Series 1993-165, Class SK, IF,
              12.50%, 09/25/23.............         493
  1,127     Series 1993-167, Class GA,
              7.00%, 08/12/07..............       1,167
    179     Series 1993-175, Class SA, IF,
              13.19%, 03/04/06.............         195
    286     Series 1993-179, Class SB, IF,
              18.75%, 10/25/23.............         363
    190     Series 1993-179, Class SC, IF,
              10.50%, 07/25/05.............         219
     17     Series 1993-185, Class A, IO,
              6.50%, 09/25/22..............          --(h)
    182     Series 1993-186, Class SA, IF,
              9.25%, 07/25/05..............         190
    541     Series 1993-190, Class S, IF,
              11.37%, 10/11/05.............         575
    177     Series 1993-196, Class FA, FRN,
              3.41%, 03/16/06..............         176
     99     Series 1993-196, Class SB, IF,
              9.25%, 03/16/06..............         104
    230     Series 1993-197, Class SB, IF,
              11.22%, 07/25/05.............         245
  1,048     Series 1993-199, Class FA, FRN,
              3.89%, 07/25/05..............       1,059
    526     Series 1993-205, Class H, PO,
              11/15/08.....................         465
    643     Series 1993-21, Class KA,
              7.70%, 03/25/23..............         688
    940     Series 1993-220, Class SG, IF,
              9.31%, 10/04/05..............       1,000
    610     Series 1993-221, Class FH, FRN,
              4.44%, 07/25/05..............         617
    297     Series 1993-221, Class SE, FRN,
              9.50%, 07/25/05..............         316
    431     Series 1993-225, Class UB,
              6.50%, 12/24/23..............         450
    102     Series 1993-225, Class VO, IF,
              9.68%, 12/25/22..............         105
    145     Series 1993-230, Class FA, FRN,
              3.94%, 12/17/06..............         147
    676     Series 1993-233, Class SB, IF,
              13.30%, 07/11/05.............         739
    847     Series 1993-247, Class FE, FRN,
              4.34%, 07/25/05..............         864
    393     Series 1993-247, Class SU, IF,
              10.43%, 07/25/05.............         441

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    902     Series 1993-25, Class J, 7.50%,
              08/11/05.....................         962
  1,801     Series 1993-250, Class Z,
              7.00%, 06/29/06..............       1,881
  6,256     Series 1993-257, Class C, PO,
              08/18/07.....................       5,758
    254     Series 1993-27, Class SA, IF,
              15.50%, 07/25/05.............         328
    736     Series 1993-55, Class K, 6.50%,
              05/25/08.....................         754
    317     Series 1993-59, Class FA, FRN,
              4.09%, 07/25/05..............         319
    409     Series 1993-62, Class SA, IF,
              14.67%, 04/25/23.............         491
     90     Series 1993-72, Class F, FRN,
              3.41%, 01/14/06..............          90
    255     Series 1993-8, Class H, 7.00%,
              07/11/05.....................         261
     78     Series 1994-12, Class FC, FRN,
              3.57%, 07/25/05..............          77
     86     Series 1994-13, Class SK, IF,
              15.16%, 12/08/05.............          95
     17     Series 1994-33, Class F, FRN,
              3.74%, 07/25/05..............          17
    331     Series 1994-33, Class FA, FRN,
              3.52%, 05/07/06..............         328
  1,982     Series 1994-34, Class DZ,
              6.00%, 11/24/05..............       2,025
  2,800     Series 1994-37, Class L, 6.50%,
              04/24/14.....................       2,934
  8,128     Series 1994-40, Class Z, 6.50%,
              03/25/24.....................       8,688
    512     Series 1994-55, Class G, 6.75%,
              12/25/23.....................         518
    373     Series 1995-19, Class Z, 6.50%,
              05/15/18.....................         412
    401     Series 1995-2, Class Z, 8.50%,
              01/25/25.....................         433
  3,421     Series 1996-14, Class SE, IF,
              IO, 6.64%, 03/26/09..........         605
    239     Series 1996-20, Class L, PO,
              03/01/06.....................         228
    824     Series 1996-24, Class B, PO,
              12/30/05.....................         795
    386     Series 1996-24, Class E, PO,
              03/25/09.....................         368
    115     Series 1996-27, Class FC, FRN,
              3.84%, 07/25/05..............         116
  1,008     Series 1996-32, Class PH,
              7.00%, 01/25/26..............       1,034

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 32

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,034     Series 1996-39, Class J, PO,
              04/15/06.....................         987
     37     Series 1996-46, Class PE, PO,
              09/25/06.....................          36
    302     Series 1996-59, Class J, 6.50%,
              08/25/22.....................         315
  4,095     Series 1997-20, IO, FRN, 1.84%,
              02/05/08.....................         233
    235     Series 1997-27, Class J, 7.50%,
              12/08/07.....................         250
    376     Series 1997-29, Class J, 7.50%,
              04/20/27.....................         395
  2,324     Series 1997-39, Class PD,
              7.50%, 04/24/11..............       2,449
  1,737     Series 1997-42, Class EN,
              7.25%, 07/18/27..............       1,801
    360     Series 1997-42, Class ZC,
              6.50%, 07/18/27..............         376
    363     Series 1997-51, Class PM, IO,
              7.00%, 05/18/12..............          31
  5,088     Series 1997-61, Class ZC,
              7.00%, 03/05/08..............       5,391
     49     Series 1997-70, PO, 09/25/22...          49
    972     Series 1997-81, Class PI, IO,
              7.00%, 09/28/08..............         170
    586     Series 1998-27, Class B, PO,
              12/25/08.....................         559
  3,601     Series 1998-36, Class ZB,
              6.00%, 08/02/05..............       3,702
    158     Series 1998-4, Class C, Zero
              Coupon, 04/25/23.............         141
  1,248     Series 1998-43, Class SA, IF,
              IO, 13.27%, 10/07/08.........         429
  1,583     Series 1998-66, Class SB, IO,
              FRN, 4.84%, 07/25/05.........         173
    812     Series 1999-17, Class C, 6.35%,
              04/25/29.....................         853
  1,752     Series 1999-18, Class Z, 5.50%,
              04/18/29.....................       1,672
  2,301     Series 1999-38, Class SK, IF,
              IO, 4.74%, 07/25/05..........         225
    532     Series 1999-52, Class NS, IF,
              14.10%, 07/25/05.............         635
  1,339     Series 1999-62, Class PB,
              7.50%, 12/18/29..............       1,431
  4,676     Series 2000-2, Class ZE, 7.50%,
              02/25/30.....................       4,978
  1,782     Series 2000-20, Class SA, IF,
              IO, 5.79%, 07/25/30..........         229
    371     Series 2000-52, IO, 8.50%,
              05/05/08.....................          77

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  3,303     Series 2001-10, Class PR,
              6.00%, 04/25/16..............       3,546
  1,031     Series 2001-28, Class VB,
              6.00%, 07/21/07..............       1,041
  2,296     Series 2001-30, Class PM,
              7.00%, 07/25/31..............       2,397
  1,436     Series 2001-31, Class VD,
              6.00%, 08/01/11..............       1,499
  5,949     Series 2001-33, Class ID, IO,
              6.00%, 08/08/09..............       1,051
  3,640     Series 2001-36, Class DE,
              7.00%, 04/20/10..............       3,912
  2,156     Series 2001-4, Class PC, 7.00%,
              03/25/21.....................       2,288
  5,743     Series 2001-44, Class MY,
              7.00%, 09/25/31..............       6,213
  1,526     Series 2001-44, Class PD,
              7.00%, 04/27/06..............       1,601
  2,114     Series 2001-44, Class PU,
              7.00%, 06/01/08..............       2,213
  4,344     Series 2001-48, Class Z, 6.50%,
              09/25/21.....................       4,730
  2,063     Series 2001-49, Class DQ,
              6.00%, 01/02/07..............       2,105
  1,590     Series 2001-49, Class Z, 6.50%,
              09/25/31.....................       1,655
  2,201     Series 2001-5, Class OW, 6.00%,
              01/06/08.....................       2,276
  1,120     Series 2001-50, Class VB,
              6.50%, 09/15/14..............       1,150
  1,059     Series 2001-52, Class KB,
              6.50%, 10/25/31..............       1,102
  1,454     Series 2001-52, Class XM,
              6.50%, 11/25/10..............       1,495
  4,432     Series 2001-52, Class XN,
              6.50%, 06/23/13..............       4,627
  2,800     Series 2001-61, Class VB,
              7.00%, 02/24/08..............       2,966
  1,120     Series 2001-61, Class VQ,
              6.50%, 08/25/15..............       1,156
  4,051     Series 2001-61, Class Z, 7.00%,
              10/15/13.....................       4,387
  1,968     Series 2001-7, Class PF, 7.00%,
              03/02/06.....................       2,067
  2,816     Series 2001-7, Class PR, 6.00%,
              03/25/16.....................       3,033
  1,740     Series 2001-71, Class JW,
              6.00%, 08/25/21..............       1,766
  1,680     Series 2001-71, Class MB,
              6.00%, 12/25/16..............       1,759

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  5,025     Series 2001-71, Class QE,
              6.00%, 09/27/12..............       5,218
  1,038     Series 2001-72, Class SX, IF,
              9.75%, 10/18/07..............       1,092
  3,360     Series 2001-74, Class MB,
              6.00%, 09/06/12..............       3,586
  2,240     Series 2001-78, Class VB,
              6.00%, 10/13/12..............       2,264
  3,220     Series 2001-80, Class PE,
              6.00%, 07/27/10..............       3,344
  1,370     Series 2002-1, Class HC, 6.50%,
              07/26/09.....................       1,433
  1,354     Series 2002-1, Class SA, IF,
              14.42%, 10/13/07.............       1,625
    847     Series 2002-1, Class UD, IF,
              12.80%, 06/19/07.............         964
  1,288     Series 2002-11, Class QG,
              5.50%, 03/23/11..............       1,350
  9,890     Series 2002-13, Class SJ, IF,
              IO, 1.60%, 02/20/09..........         420
    189     Series 2002-13, Class ST, IF,
              10.00%, 10/14/07.............         215
  9,941     Series 2002-18, Class PC,
              5.50%, 09/12/10..............      10,413
  2,800     Series 2002-19, Class PE,
              6.00%, 04/09/08..............       2,929
  5,153     Series 2002-2, Class UC, 6.00%,
              04/13/09.....................       5,323
    516     Series 2002-21, Class LO, PO,
              04/25/32.....................         445
  3,920     Series 2002-21, Class PE,
              6.50%, 04/25/32..............       4,107
  1,680     Series 2002-24, Class AJ,
              6.00%, 04/25/17..............       1,753
  7,841     Series 2002-28, Class PK,
              6.50%, 12/17/10..............       8,280
 10,361     Series 2002-3, Class OG, 6.00%,
              11/29/07.....................      10,929
    615     Series 2002-36, Class HZ,
              7.00%, 09/28/05..............         626
  3,412     Series 2002-37, Class Z, 6.50%,
              11/07/06.....................       3,546
  5,041     Series 2002-4, Class VC, 6.50%,
              03/25/24.....................       5,202
  1,120     Series 2002-42, Class C, 6.00%,
              07/25/17.....................       1,203
  5,601     Series 2002-48, Class GH,
              6.50%, 08/25/32..............       6,027
  1,008     Series 2002-55, Class QE,
              5.50%, 12/07/10..............       1,050

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
 16,802     Series 2002-56, Class UC,
              5.50%, 11/22/10..............      17,517
  1,440     Series 2002-59, Class VA,
              6.50%, 06/20/06..............       1,443
  6,609     Series 2002-59, Class VB,
              6.50%, 11/17/08..............       6,747
  3,192     Series 2002-61, Class PE,
              5.50%, 05/25/16..............       3,253
  2,240     Series 2002-7, Class O, 6.00%,
              03/25/17.....................       2,360
    818     Series 2002-7, Class QM, 6.00%,
              04/10/10.....................         826
  5,811     Series 2002-7, Class TG, 6.00%,
              03/25/17.....................       6,152
  1,139     Series 2002-73, Class S, IF,
              7.96%, 11/22/05..............       1,152
  4,480     Series 2002-74, Class LD,
              5.00%, 09/21/10..............       4,546
  6,161     Series 2002-74, Class PD,
              5.00%, 09/22/10..............       6,248
  5,209     Series 2002-74, Class VA,
              6.00%, 07/01/07..............       5,297
  7,001     Series 2002-74, Class VB,
              6.00%, 12/19/05..............       7,305
  3,739     Series 2002-77, Class S, IF,
              8.41%, 09/29/09..............       3,871
  1,551     Series 2002-8, Class SR, IF,
              9.43%, 08/16/05..............       1,663
  6,703     Series 2002-83, Class CS,
              6.88%, 08/25/23..............       7,074
    639     Series 2002-9, Class VE, 6.50%,
              04/07/08.....................         653
  1,008     Series 2002-91, Class UH, IO,
              5.50%, 02/13/08..............         151
  1,120     Series 2002-93, Class PD,
              3.50%, 08/03/07..............       1,095
  4,621     Series 2002-94, Class BK,
              5.50%, 08/11/13..............       4,877
  3,360     Series 2003-106, Class US, IF,
              4.10%, 12/28/14..............       2,691
    787     Series 2003-106, Class WS, IF,
              5.32%, 07/25/05..............         733
 19,728     Series 2003-116, Class SB, IF,
              IO, 4.29%, 12/20/08..........       1,478
  2,240     Series 2003-122, Class TE,
              5.00%, 08/04/13..............       2,282
  1,680     Series 2003-128, Class KE,
              4.50%, 04/08/11..............       1,695
  2,780     Series 2003-130, Class SX, IF,
              6.55%, 09/25/07..............       2,799

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 34

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  2,240     Series 2003-132, Class OA, Zero
              Coupon, 04/03/10.............       1,891
  4,755     Series 2003-16, Class PI, IO,
              5.00%, 03/18/06..............         266
  3,752     Series 2003-22, Class UD,
              4.00%, 07/18/22..............       3,337
    952     Series 2003-27, Class DW,
              4.50%, 03/02/12..............         947
  1,400     Series 2003-32, Class KC,
              5.00%, 08/25/14..............       1,431
  2,614     Series 2003-34, Class AX,
              6.00%, 05/25/33..............       2,761
  2,256     Series 2003-34, Class ED,
              6.00%, 05/25/33..............       2,415
  1,960     Series 2003-39, Class LW,
              5.50%, 05/25/23..............       2,069
  2,116     Series 2003-39, IO, VAR, 6.00%,
              10/09/09.....................         339
  2,800     Series 2003-41, Class PE,
              5.50%, 03/02/15..............       2,970
  1,092     Series 2003-42, Class GB,
              4.00%, 05/25/33..............       1,011
  1,120     Series 2003-47, Class PE,
              5.75%, 04/15/18..............       1,178
  1,487     Series 2003-52, Class PA,
              6.50%, 01/12/09..............       1,571
  2,381     Series 2003-52, Class SX, IF,
              13.01%, 02/05/07.............       2,756
  1,165     Series 2003-64, Class SX, IF,
              5.97%, 06/07/15..............         990
  1,568     Series 2003-65, Class CI, IO,
              4.50%, 03/23/09..............         235
    981     Series 2003-67, Class VQ,
              7.00%, 04/06/08..............       1,040
    985     Series 2003-68, Class QP,
              3.00%, 08/18/08..............         939
  3,091     Series 2003-71, Class DS, IF,
              3.32%, 04/30/15..............       2,571
    875     Series 2003-74, Class SH, IF,
              4.20%, 05/12/11..............         750
  3,698     Series 2003-8, Class SB, IF,
              IO, 4.34%, 01/31/07..........         253
 23,946     Series 2003-80, Class SY, IF,
              IO, 4.34%, 04/24/09..........       2,114
  1,580     Series 2003-81, Class LC,
              4.50%, 03/15/14..............       1,565
  7,281     Series 2003-83, Class PG,
              5.00%, 07/30/13..............       7,420
  2,697     Series 2003-91, Class SD, IF,
              6.98%, 12/01/11..............       2,747

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,318     Series 2003-92, Class SH, IF,
              5.25%, 10/28/10..............       1,228
  6,734     Series 2004-10, Class SC, IF,
              15.34%, 01/18/10.............       7,967
  3,474     Series 2004-14, Class SD, IF,
              4.10%, 07/22/15..............       2,854
  2,785     Series 2004-21, Class CO, PO,
              04/07/15.....................       1,976
  1,224     Series 2004-22, Class A, 4.00%,
              09/13/09.....................       1,158
  1,680     Series 2004-25, Class PC,
              5.50%, 03/11/15..............       1,761
 11,410     Series 2004-25, Class SA, IF,
              10.41%, 02/08/09.............      12,129
  1,120     Series 2004-36, Class PC,
              5.50%, 03/27/15..............       1,150
  8,053     Series 2004-36, Class SA, IF,
              10.41%, 09/28/08.............       8,584
  3,848     Series 2004-36, Class SN, IF,
              7.57%, 07/25/33..............       3,964
 12,069     Series 2004-4, Class QI, IF,
              IO, 3.79%, 06/22/10..........         935
  8,977     Series 2004-4, Class QM, IF,
              7.57%, 06/25/33..............       9,100
  4,166     Series 2004-51, Class SY, IF,
              7.61%, 04/02/11..............       4,183
  1,400     Series 2004-53, Class NC,
              5.50%, 02/25/14..............       1,475
    433     Series 2004-58, Class ST, IF,
              4.38%, 03/03/06..............         426
    996     Series 2004-61, Class SK, FRN,
              8.50%, 03/14/08..............       1,140
  1,120     Series 2004-76, Class CL,
              4.00%, 09/11/14..............       1,068
  2,000     Series 2004-81, Class AC,
              4.00%, 04/20/15..............       1,901
  1,960     Series 2004-92, Class JO, PO,
              07/29/10.....................       1,671
  2,870     Series 2989, PO,
              06/15/23 (f).................       2,393
      4     Series G-17, Class S, FRN, HB,
              738.00%, 07/25/05............          70
    263     Series G-28, Class S, IF,
              11.76%, 07/25/05.............         301
    211     Series G-35, Class M, 8.75%,
              10/25/21.....................         231
     87     Series G-51, Class SA, IF,
              19.25%, 07/25/05.............         115
    478     Series G92-15, Class Z, 7.00%,
              04/16/06.....................         495
      1     Series G92-27, Class SQ, FRN,
              HB, 7815.60%, 05/25/22.......         103

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,090     Series G92-35, Class E, 7.50%,
              04/24/06.....................       1,152
      1     Series G92-35, Class G, IO, HB,
              1184.78%, 07/25/22...........          24
    130     Series G92-42, Class Z, 7.00%,
              03/02/09.....................         137
  5,964     Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................       6,466
    168     Series G92-52, Class FD, FRN,
              3.36%, 07/25/05..............         167
  1,460     Series G92-54, Class ZQ, 7.50%,
              08/02/05.....................       1,558
    186     Series G92-59, Class F, FRN,
              3.22%, 03/19/09..............         185
     70     Series G92-61, Class FJ, FRN,
              3.62%, 07/25/05..............          70
    280     Series G92-61, Class Z, 7.00%,
              05/14/11.....................         299
    279     Series G92-62, Class B, PO,
              03/03/09.....................         246
  1,218     Series G93-1, Class KA, 7.90%,
              03/24/09.....................       1,312
    367     Series G93-14, Class J, 6.50%,
              03/25/23.....................         381
    837     Series G93-17, Class SI, FRN,
              6.00%, 04/21/09..............         858
    862     Series G93-27, Class FD, FRN,
              4.22%, 07/25/05..............         879
    187     Series G93-37, Class H, PO,
              09/25/23.....................         163
    258     Series G93-5, Class Z, 6.50%,
              02/25/23.....................         270
    297     Series G95-1, Class C, 8.80%,
              01/25/25.....................         322
            Federal National Mortgage
              Association STRIPS
    141     Series 218, Class 2, IO, 7.50%,
              04/01/23.....................          26
     39     Series 23, Class 2, IO, 10.00%,
              01/15/06.....................           9
    111     Series 265, Class 2, 9.00%,
              10/12/05.....................         117
  2,758     Series 329, Class 1, PO,
              03/08/10.....................       2,319
  2,936     Series 340, Class 1, PO,
              08/12/11.....................       2,350
      4     Series 50, Class 2, IO, 10.50%,
              03/01/19.....................           1
      5     Series K, Class 2, IO, HB,
              256.00%, 11/01/08............          15

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
            Federal National Mortgage
              Association Whole Loan
  2,272     Series 2002-W5, Class A10, IO,
              FRN, 4.79%, 07/08/05.........         162
    651     Series 2002-W5, Class A6,
              6.00%, 07/06/08..............         650
  2,800     Series 2002-W5, Class A7,
              6.25%, 08/25/30..............       2,853
  5,891     Series 2003-W1, Class 1A1,
              6.50%, 08/30/07..............       6,131
  1,949     Series 2003-W1, Class 2A,
              7.50%, 09/06/07..............       2,081
  1,025     Series 2003-W4, Class 2A,
              6.50%, 08/30/07..............       1,052
  2,800     Series 2003-W8, Class 1A3,
              4.75%, 04/11/08..............       2,784
  7,002     Series 2004-W2, Class 2A2,
              7.00%, 04/21/07..............       7,425
            Government National Mortgage
              Association
  4,187     Series 1994-3, Class PQ, 7.49%,
              01/29/10.....................       4,445
  2,513     Series 1994-4, Class KQ, 7.99%,
              03/29/09.....................       2,678
  6,721     Series 1994-7, Class PQ, 6.50%,
              05/19/11.....................       7,214
  1,923     Series 1996-16, Class E, 7.50%,
              03/01/09.....................       2,023
    789     Series 1997-11, Class D, 7.50%,
              04/26/08.....................         828
  3,215     Series 1997-8, Class PN, 7.50%,
              03/29/12.....................       3,381
  1,666     Series 1998-26, Class K, 7.50%,
              04/06/12.....................       1,772
  5,011     Series 1999-10, Class ZC,
              6.50%, 09/21/08..............       5,359
  1,232     Series 1999-15, Class E, 6.50%,
              01/16/29.....................       1,273
  1,935     Series 1999-30, Class S, IF,
              IO, 5.36%, 08/16/29..........         138
    101     Series 1999-33, Class SM, IF,
              9.20%, 07/16/05..............         110
  9,021     Series 1999-4, Class ZB, 6.00%,
              01/20/10.....................       9,200
  1,911     Series 1999-40, Class ZW,
              7.50%, 11/20/29..............       2,016
  2,807     Series 1999-41, Class Z, 8.00%,
              08/31/06.....................       3,013
    889     Series 1999-44, Class PC,
              7.50%, 03/09/08..............         932

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 36

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  4,818     Series 1999-44, Class ZC,
              8.50%, 12/16/29..............       5,575
  2,730     Series 1999-44, Class ZG,
              8.00%, 12/20/29..............       2,908
  1,641     Series 2000-12, Class ST, IF,
              23.94%, 07/31/08.............       2,262
  1,680     Series 2000-14, Class PD,
              7.00%, 11/18/10..............       1,785
    714     Series 2000-16, Class ZN,
              7.50%, 10/11/07..............         754
  7,173     Series 2000-21, Class Z, 9.00%,
              04/05/13.....................       8,245
    787     Series 2000-26, Class TZ,
              8.50%, 09/20/30..............         846
    823     Series 2000-26, Class Z, 7.75%,
              06/11/09.....................         855
    135     Series 2000-30, Class ST, IF,
              11.05%, 07/16/05.............         153
  1,548     Series 2000-31, Class Z, 9.00%,
              10/20/30.....................       1,706
    726     Series 2000-34, Class SG, FRN,
              5.27%, 07/20/05..............          38
  1,319     Series 2000-35, Class ZA,
              9.00%, 11/20/30..............       1,424
    211     Series 2000-36, Class IK, IO,
              9.00%, 11/23/07..............          38
    971     Series 2000-37, Class B, 8.00%,
              03/14/13.....................       1,030
    534     Series 2000-38, Class AH,
              7.15%, 12/25/05..............         555
  2,293     Series 2000-6, Class Z, 7.50%,
              02/20/30.....................       2,437
  1,256     Series 2000-9, Class PB, 7.50%,
              08/24/07.....................       1,288
  1,092     Series 2000-9, Class Z, 8.00%,
              07/28/08.....................       1,175
  5,279     Series 2000-9, Class ZJ, 8.50%,
              12/26/08.....................       5,977
    123     Series 2001-32, Class WA, IF,
              11.98%, 10/20/07.............         133
  1,792     Series 2001-35, Class SA, IF,
              IO, 5.01%, 05/11/08..........         130
  1,452     Series 2001-36, Class S, IF,
              IO, 4.81%, 05/16/08..........          96
  1,336     Series 2001-4, Class SJ, IF,
              IO, 4.89%, 06/24/08..........          56
  2,026     Series 2001-6, Class SD, IF,
              IO, 5.31%, 07/16/05..........         149
  1,434     Series 2001-60, Class VP,
              6.50%, 08/09/10..............       1,476

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  2,800     Series 2001-64, Class MQ,
              6.50%, 08/11/13..............       2,970
  2,578     Series 2001-7, Class PK, 6.50%,
              03/20/31.....................       2,677
  4,426     Series 2001-8, Class Z, 6.50%,
              03/20/31.....................       4,704
  6,988     Series 2002-24, Class AG, IF,
              IO, 4.71%, 01/25/09..........         656
    684     Series 2002-24, Class SB, IF,
              7.07%, 12/11/05..............         700
  1,839     Series 2002-3, Class SP, IO,
              FRN, 4.15%, 07/16/05.........         111
 15,806     Series 2002-31, Class SE, IF,
              IO, 4.26%, 02/09/09..........       1,084
  5,278     Series 2002-36, Class VB,
              6.50%, 10/27/06..............       5,354
  2,912     Series 2002-40, Class UK,
              6.50%, 01/10/11..............       3,108
    254     Series 2002-41, Class SV, IF,
              9.00%, 07/16/05..............         280
  3,360     Series 2002-41, Class VB,
              6.50%, 04/20/18..............       3,404
 14,002     Series 2002-45, Class QE,
              6.50%, 12/07/13..............      14,869
  3,976     Series 2002-47, Class PG,
              6.50%, 04/05/15..............       4,240
  4,480     Series 2002-47, Class VB,
              6.50%, 05/13/07..............       4,529
  8,966     Series 2002-47, Class ZA,
              6.50%, 07/20/32..............       9,458
    422     Series 2002-51, Class SG, IF,
              18.37%, 03/06/08.............         522
  4,629     Series 2002-52, Class GH,
              6.50%, 07/20/32..............       4,952
  2,800     Series 2002-54, Class GB,
              6.50%, 01/26/10..............       2,943
  8,909     Series 2002-67, Class VA,
              6.00%, 05/27/06..............       9,089
  2,800     Series 2002-7, Class PG, 6.50%,
              11/16/09.....................       2,902
  3,448     Series 2002-70, Class AV,
              6.00%, 12/03/07..............       3,600
 12,032     Series 2002-70, Class PS, IF,
              IO, 4.44%, 01/21/09..........         935
  1,407     Series 2002-71, Class VJ,
              6.00%, 09/11/07..............       1,435
  1,411     Series 2002-75, Class PB,
              6.00%, 11/20/32..............       1,473
  1,605     Series 2002-79, Class KV,
              6.00%, 12/12/08..............       1,666

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,514     Series 2002-80, Class EB,
              7.00%, 10/13/08..............       1,607
  3,151     Series 2002-88, Class LI, IO,
              5.50%, 07/06/06..............         172
  2,985     Series 2002-88, Class VA,
              6.00%, 08/26/08..............       3,116
  8,118     Series 2003-11, Class SK, IF,
              IO, 4.46%, 01/01/09..........         740
 13,021     Series 2003-112, Class SA, IF,
              IO, 3.31%, 09/01/09..........         694
  4,116     Series 2003-12, Class SP, IF,
              IO, 4.44%, 07/20/05..........         336
    865     Series 2003-24, PO, 05/26/09...         764
  5,133     Series 2003-4, Class NI, IO,
              5.50%, 12/21/08..............         690
  1,850     Series 2003-4, Class NY, 5.50%,
              02/09/09.....................       1,914
  1,960     Series 2003-40, Class TC,
              7.50%, 03/20/33..............       2,134
  1,960     Series 2003-40, Class TJ,
              6.50%, 03/20/33..............       2,195
  1,120     Series 2003-46, Class MG,
              6.50%, 05/20/33..............       1,219
  2,072     Series 2003-46, Class TC,
              6.50%, 03/20/33..............       2,235
  2,286     Series 2003-52, Class AP, PO,
              06/16/33.....................       1,917
  3,196     Series 2003-58, Class BE,
              6.50%, 01/20/33..............       3,446
    423     Series 2003-66, Class EO, PO,
              11/22/15.....................         352
 10,370     Series 2003-76, Class LS, IF,
              IO, 3.94%, 10/15/08..........         680
    172     Series 2003-86, Class CO, PO,
              04/09/18.....................         123
  1,089     Series 2003-90, PO, 06/15/09...         957
  5,290     Series 2003-95, Class SC, IF,
              IO, 3.76%, 11/24/06..........         212
  1,820     Series 2003-98, Class PC,
              5.00%, 11/18/08..............       1,854
 20,285     Series 2004-11, Class SW, IF,
              IO, 2.24%, 03/27/12..........         812
  2,537     Series 2004-28, Class S, IF,
              10.76%, 08/06/10.............       2,724
  3,454     Series 2004-73, Class AE, IF,
              8.17%, 12/25/08..............       3,554
  5,178     Series 2004-83, Class AP, FRN,
              7.27%, 10/16/34..............       5,212

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
            Vendee Mortgage Trust
  2,037     Series 1994-1, Class 1, VAR,
              5.63%, 04/11/09..............       2,080
  1,531     Series 1994-1, Class 2J, 6.50%,
              02/15/13.....................       1,565
  3,149     Series 1996-1, Class 1Z, 6.75%,
              02/26/11.....................       3,378
  2,207     Series 1996-2, Class 1Z, 6.75%,
              04/08/11.....................       2,331
  4,555     Series 1997-1, Class 2Z, 7.50%,
              01/06/11.....................       4,920
  6,161     Series 1998-1, Class 2E, 7.00%,
              10/21/09.....................       6,514
                                             ----------
                                              1,340,585
                                             ----------
Non-Agency (8.5%):
            Banc of America Funding Corp.
  2,912     Series 2003-3, Class 1A33,
              5.50%, 11/08/09..............       2,907
  2,494     Series 2004-1, PO, 08/19/10....       2,050
            Banc of America Mortgage
              Securities
    972     Series 2003-7, Class A2, 4.75%,
              09/25/18.....................         968
  1,483     Series 2003-8 Class A, PO,
              04/15/11.....................       1,118
 22,357     Series 2004-3, Class 15, IO,
              VAR, 0.22%, 03/26/19.........         121
    828     Series 2004-4 Class A, PO,
              03/08/11.....................         689
  3,178     Series 2004-6, Class A, PO,
              09/08/11.....................       2,489
    866     Series 2004-8, Class 5, PO,
              05/25/32.....................         730
  1,792     Series 2004-8, Class X, PO,
              10/25/34.....................       1,596
  1,379     Series 2004-9, Class 3, PO,
              09/25/32.....................       1,102
  2,800     Series 2004-E, Class 2A5, FRN,
              4.12%, 04/26/09..............       2,742
            Bank of America Alternative
              Loan Trust
    995     Series 2003-1, PO, 02/25/33....         813
  1,512     Series 2003-11, PO, 10/05/10...       1,270
  1,120     Bear Stearns Adjustable Rate
              Mortgage Trust Series
              B2004-4, Class A4, VAR,
              3.52%, 07/01/07..............       1,095

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 38

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
            Bear Stearns Commercial
              Mortgage Securities
    332     Series 2000-WF1, Class A1,
              7.64%, 11/13/06..............         354
  2,225     Series 2004-T16, Class A2,
              3.70%, 06/11/08..............       2,198
  3,073     Cendant Mortgage Corp. Series
              2003-8, Class 1P, PO,
              09/24/11.....................       2,329
  1,196     Citicorp Mortgage Securities,
              Inc. Series 1993-14, Class
              A3, FRN, 4.57%, 07/25/05.....       1,203
            Citigroup Mortgage Loan Trust,
              Inc.
    779     Series 2003-1, Class WPO1, PO,
              06/25/31.....................         683
  1,432     Series 2003-1, Class 2, PO,
              10/25/33.....................       1,091
    614     Series 2003-1, Class 2A6, PO,
              10/25/33.....................         377
  1,194     Series 2003-1, Class 3, PO,
              10/17/11.....................         901
  2,510     Series 2003-UP3, Class A3,
              7.00%, 09/28/05..............       2,585
  1,926     Series 2003-UST1, PO,
              04/08/07.....................       1,616
  1,075     Series 2003-UST1, PO,
              10/30/09.....................         914
  6,478     Series 2003-UST1, Class A1,
              FRN, 5.50%, 07/23/07.........       6,599
            Countrywide Alternative Loan
              Trust
  1,328     Series 2002-17, Class A7,
              2.50%, 01/25/33..............       1,274
  3,360     Series 2002-8, Class A4, 6.50%,
              02/07/13.....................       3,392
  5,423     Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34..............       5,383
 24,869     Series 2005-22T1, Class A2, IO,
              FRN, 1.76%, 06/25/35.........         451
 52,442     Series 2005-J1, Class 1A4, IO,
              FRN, 1.79%, 02/25/35.........       1,029
            Countrywide Home Loan Mortgage
              Pass Through Trust
 10,210     Series 2003-26, Class 1A6,
              3.50%, 05/24/10..............       9,504
  5,133     Series 2003-29, Class A1,
              5.50%, 08/25/33..............       5,197
  2,168     Series 2003-34, Class A11,
              5.25%, 06/27/11..............       2,162
  1,120     Series 2003-44 A9, PO,
              02/27/15.....................         741
  2,407     Series 2003-J2 A17, IO, FRN,
              4.09%, 09/15/07..............         147

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
  7,553     Series 2003-J7, Class 4A3, IF,
              5.51%, 01/10/09..............       7,444
  1,402     Series 2004-7 Class 2A1, FRN,
              4.10%, 06/25/34..............       1,366
  2,733     Series 2004-HYB1, Class 2A,
              VAR, 4.28%, 12/10/06.........       2,704
  2,270     Series 2004-HYB3, Class 2A,
              VAR, 4.12%, 03/03/08.........       2,243
 15,440     Countrywide Home Loans Series
              2002-22, Class A20, 6.25%,
              09/07/13.....................      15,503
            Credit Suisse First Boston
              Mortgage Securities Corp.
    909     Series 2004-5, Class 5P, Zero
              Coupon, 08/25/19.............         740
    144     Series 1987, Class C, PO,
              04/25/17.....................         127
    264     First Boston Mortgage
              Securities Corp. 1987 STRIPS
              Series C, Class I-O, IO,
              10.97%, 05/20/08.............          74
            First Horizon Asset Securities,
              Inc.
 16,815     Series 2004-AR1, Class 2A2,
              FRN, 5.04%, 06/17/08.........      16,957
 16,288     Series 2004-AR7, Class 2A1,
              FRN, 4.95%, 11/05/06.........      16,364
 10,903     GMAC Mortgage Corp. Loan Trust
              Series 2005-AR3, Class 3A3,
              4.91%, 06/19/35..............      10,954
  2,435     GS Mortgage Securities Corp. II
              Series 2003-FL6A, Class A1,
              FRN, 3.37%, 11/15/15 (e).....       2,435
            GSR Mortgage Loan Trust
  2,929     Series 2004-10F, Class 2A1,
              5.00%, 08/25/19..............       2,955
  2,203     Series 2004-13F, Class 2A3,
              6.00%, 03/05/06..............       2,205
  2,723     Series 2004-13F, Class 3A3,
              6.00%, 11/25/34..............       2,729
  4,300     Series 2004-6F, Class 3A4,
              6.50%, 01/12/14..............       4,627
  2,327     Impac Secured Assets CMN Owner
              Trust Series 2004-3, Class
              1A4, FRN, 3.71%, 11/25/34....       2,333
 10,024     MASTR Adjustable Rate Mortgages
              Trust Series 2004-13, Class
              2A1, FRN, 3.82%, 05/12/07....       9,916

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
            MASTR Alternative Loans Trust
  2,542     Series 2004-10, Class 1A1,
              4.50%, 11/08/08..............       2,514
  1,870     Series 2004-7 30, PO,
              01/14/10.....................       1,402
  2,264     Series 2004-7 30, PO,
              07/25/34.....................       1,896
  1,880     MASTR Alternative Loans Trust
              Series 2003-9, Class 8A1,
              6.00%, 01/25/34..............       1,918
            MASTR Asset Securitization
              Trust
  1,470     Series 2003-12, Class 30, PO,
              12/25/33.....................       1,115
  2,382     Series 2003-4, Class 2A2,
              5.00%, 05/25/18..............       2,401
    954     Series 2004-1 Class 30, PO,
              05/12/11.....................         768
  1,951     Series 2004-6, Class 15, PO,
              06/12/10.....................       1,529
  1,073     Series 2004-8, PO, 09/09/09....         848
  2,124     Medallion Trust Series 2004-1G,
              Class A1, FRN, 3.42%,
              05/25/35.....................       2,125
  5,100     Merrill Lynch Mortgage Trust
              Series 2005-MCP1, Class ASB,
              VAR, 4.67%, 05/12/43.........       5,126
    493     Merrill Lynch Trust Series 47,
              Class Z, 8.99%, 02/09/06.....         513
     25     Morgan Stanley Dean Witter
              Capital I Series 2002-TOP7,
              Class A2, 5.98%, 02/12/12....          27
            Morgan Stanley Mortgage Trust
     --(h)  Series 35, Class 2, IF, HB,
              684.80%, 01/30/08............          24
     --(h)  Series 37, Class 2, IF, IO, HB,
              684.80%, 07/26/08............          16
  7,813     MortgageIT Trust
            Series 2005-1, Class 1A1, FRN,
              3.63%, 09/19/07..............       7,816
            Nomura Asset Acceptance Corp.
  2,605     Series 2003-A1, Class A1,
              5.50%, 08/24/05..............       2,634
  2,556     Series 2003-A1, Class A2,
              6.00%, 05/25/33..............       2,585
    565     Series 2003-A1, Class A5,
              7.00%, 06/07/08..............         567
    766     Series 2003-A1, Class A7,
              5.00%, 04/23/08..............         771
  3,386     Series 2004-R2, Class A1, VAR,
              6.50%, 10/20/07 (e)..........       3,493

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
            Paine Webber CMO Trust
     24     Series H, Class 4, 8.75%,
              04/01/18.....................          26
    133     Series P, Class 4, 8.50%,
              08/01/19.....................         139
  2,500     Permanent Financing plc Series
              4, Class 2A, FRN, 3.45%,
              03/10/09.....................       2,501
      3     PNC Mortgage Securities Corp.
              Series 1999-8, Class 1A11,
              6.75%, 08/25/29..............           3
            Residential Accredit Loans,
              Inc.
  2,208     Series 2002-QS16, Class A3, IF,
              9.69%, 11/29/05..............       2,351
    923     Series 2002-QS3, Class A10,
              6.75%, 07/17/08..............         925
  5,601     Series 2002-QS8, Class A5,
              6.25%, 09/08/12..............       5,655
  2,180     Series 2003-QR19, Class CB4,
              5.75%, 10/25/33..............       2,199
  8,638     Series 2003-QS12, Class A2A,
              IO, FRN, 4.29%, 03/17/09.....         855
  2,629     Series 2003-QS12, Class A5, IO,
              5.00%, 03/17/09..............         420
  5,955     Series 2003-QS18, Class A1,
              5.00%, 09/26/07..............       5,994
  4,437     Series 2003-QS3, Class A2, IF,
              9.21%, 12/12/06..............       4,684
  4,027     Series 2003-QS3, Class A8, IF,
              IO, 4.29%, 03/28/08..........         360
 10,294     Series 2003-QS9, Class A3, IF,
              IO, 4.24%, 02/20/09..........         993
  1,680     Series 2004-QS8, Class A2,
              5.00%, 03/24/10..............       1,681
  1,527     Residential Asset
              Securitization Trust Series
              2003-A13, Class A3, 5.50%,
              08/17/14.....................       1,522
            Residential Funding Mortgage
              Securities I
  2,240     Series 2003-S12, Class 4A5,
              4.50%, 10/08/05..............       2,153
  1,680     Series 2003-S13, Class A3,
              5.50%, 07/08/17..............       1,701
  2,617     Series 2003-S14, Class A4, PO,
              12/26/08.....................       2,185
 10,113     Series 2003-S7, Class A17,
              4.00%, 03/06/09..............       9,874
    538     Residential Funding Securities
              Corp. Series 2003-RM2, Class
              AP3, PO, 04/22/10............         453

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 40

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
  1,356     RMAC Series 2004-NS1, Class
              A1B, FRN, 3.50%,
              12/12/20 (e).................       1,356
     73     Rural Housing Trust Series
              1987-1, Class 3B, 7.33%,
              04/01/26.....................          73
            Salomon Brothers Mortgage
              Securities VII
     53     Series 2000-UP1, Class A2,
              8.00%, 04/21/06..............          54
  1,042     Series 2003-UP2 Class 1, PO,
              07/09/08.....................         883
  4,200     Structured Adjustable Rate
              Mortgage Loan Trust Series
              2004-6, Class 5A4, VAR,
              5.02%, 04/19/10..............       4,241
            Structured Asset Securities
              Corp.
  3,120     Series 2003-8, Class 1A2,
              5.00%, 09/15/10..............       3,122
    394     Series 2003-8, Class 1A2, Zero
              Coupon, 12/09/06.............         342
  7,585     Wachovia Bank Commercial
              Mortgage Trust
            Series 2004-C15, Class A2,
              4.04%, 11/02/09..............       7,516
    899     Wamu Alternative Mortgage
              Pass-Through Certs Series
              2005-1, Class CP, PO,
              03/25/35.....................         659
            Washington Mutual Alternative
              Mortgage Pass-Through Certs
  2,078     Series 2002-MS, Class 12 A,
              6.50%, 05/25/32..............       2,092
 66,837     Series 2005-2, Class 1A4, IO,
              1.74%, 04/25/35..............       1,352
 18,132     Series 2005-2, Class 2A3, IO,
              FRN, 1.69%, 04/25/35.........         351
            Washington Mutual, Inc.
  2,240     Series 2003-AR7, Class A6, VAR,
              3.03%, 08/15/10..............       2,164
    839     Series 2003-S10, Class A6, PO,
              09/23/09.....................         652
  4,859     Series 2003-S8, Class A4,
              4.50%, 09/25/18..............       4,754
  2,240     Series 2003-S8, Class A6,
              4.50%, 03/11/13..............       2,216
  1,504     Series 2003-S9, PO, 11/06/11...       1,145

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
            Wells Fargo Mortgage Backed
              Securities Trust
  2,033     Series 2003-11 1A, PO,
              05/29/09.....................       1,647
  3,360     Series 2003-11, Class 1A4,
              4.75%, 11/13/10..............       3,373
  2,800     Series 2003-13, Class A7,
              4.50%, 10/05/12..............       2,708
  4,281     Series 2003-17, Class 2A4,
              5.50%, 07/28/06..............       4,281
  1,400     Series 2003-8, Class A9, 4.50%,
              10/02/12.....................       1,377
  3,500     Series 2004-7, Class 2A2,
              5.00%, 03/19/09..............       3,521
 12,983     Series 2004-BB, Class A4, FRN,
              4.58%, 11/12/06..............      12,963
  9,486     Series 2004-EE, Class 3A1, FRN,
              3.99%, 05/02/07..............       9,373
  4,200     Series 2004-S, Class A5, FRN,
              3.54%, 12/25/08..............       4,077
                                             ----------
                                                334,550
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $1,660,957)                         1,675,135
                                             ----------
CORPORATE BONDS (14.4%):
Aerospace & Defense (0.1%):
  2,220     General Dynamics Corp. 2.13%,
              05/15/06.....................       2,187
  1,255     Systems 2001 AT LLC 7.16%,
              12/10/08 (e).................       1,345
      5     United Technologies Corp.
              6.10%, 05/15/12..............           6
                                             ----------
                                                  3,538
                                             ----------
Airlines (0.4%):
    538     American Airlines, Inc.
            Series 1999-1, 7.02%,
              04/15/11 (c).................         556
            Continental Airlines, Inc.
    555     Series 1999-2, Class A1, 7.26%,
              09/15/21 (c).................         560
  1,400     Series 1999-2, Class A2, 7.06%,
              03/15/11 (c).................       1,446
            Delta Air Lines, Inc.
    797     Series 2000-1, 7.38%,
              11/18/11.....................         763
  2,156     Series 2000-1, 7.57%,
              05/18/12 (c).................       2,028
    989     Southwest Airlines Co. Series
              2001-1, 5.10%, 01/16/06......         994

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Airlines, continued:
            United AirLines, Inc.
    840     Series 2000-1, 7.73%,
              07/01/10 (c) (d).............         782
  1,888     Series 2000-2, 7.19%,
              04/01/11 (c) (d).............       1,807
  1,024     Series 2001-1, 6.07%,
              09/01/14 (d).................         963
  1,355     Series 2001-1, 6.20%,
              09/01/08 (c) (d).............       1,290
  3,175     Series 2001-1, 7.78%,
              07/01/15 (d).................       2,942
                                             ----------
                                                 14,131
                                             ----------
Automobiles (1.0%):
            DaimlerChrysler NA Holding
              Corp.
  1,456     4.75%, 01/15/08................       1,462
  4,426     7.20%, 09/01/09................       4,818
            Ford Motor Credit Co.
  1,820     5.80%, 01/12/09................       1,728
  7,200     6.88%, 02/01/06................       7,272
    350     7.00%, 10/01/13 (c)............         339
 17,439     7.38%, 10/28/09................      17,090
    600     7.38%, 02/01/11................         584
  4,400     7.88%, 06/15/10................       4,367
            General Motors Corp.
  1,300     7.20%, 01/15/11 (c)............       1,202
    600     8.80%, 03/01/21 (c)............         522
    784     Toyota Motor Credit Corp.
              2.88%, 08/01/08..............         757
                                             ----------
                                                 40,141
                                             ----------
Beverages (0.0%): (g)
    775     SABMiller plc 6.63%,
              08/15/33 (e).................         884
                                             ----------
Capital Markets (2.1%):
            Bear Stearns Cos., Inc. (The)
  6,321     3.25%, 03/25/09................       6,092
  1,000     5.70%, 11/15/14................       1,072
            Credit Suisse First Boston USA,
              Inc.
  1,400     5.50%, 08/15/13................       1,483
  8,639     6.13%, 11/15/11................       9,397
            Goldman Sachs Group, Inc.
  1,865     3.88%, 01/15/09................       1,840
  2,096     4.75%, 07/15/13................       2,094
  1,535     5.25%, 10/15/13................       1,584
     10     5.70%, 09/01/12................          11
  2,095     6.35%, 02/15/34................       2,270
  2,142     6.60%, 01/15/12................       2,381
    560     6.65%, 05/15/09................         606
  6,329     6.88%, 01/15/11................       7,057
    286     7.35%, 10/01/09................         319

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Capital Markets, continued:
            Lehman Brothers Holdings, Inc.
  1,516     4.00%, 01/22/08................       1,511
  1,500     4.80%, 03/13/14 (c)............       1,516
  2,167     6.63%, 01/18/12................       2,420
    370     7.88%, 11/01/09 (c)............         422
            Merrill Lynch & Co., Inc.
  1,176     3.70%, 04/21/08................       1,162
  2,340     5.45%, 07/15/14................       2,471
  1,371     7.43%, 08/17/15................       1,371
  1,120     Series B, 3.13%, 07/15/08......       1,085
  2,912     Series C, 4.13%, 01/15/09......       2,903
            Morgan Stanley, Inc.
    728     4.25%, 05/15/10................         723
  1,633     4.75%, 04/01/14................       1,609
  1,000     5.30%, 03/01/13................       1,039
  2,420     5.80%, 04/01/07................       2,487
  3,612     6.60%, 04/01/12................       4,016
  7,421     6.75%, 04/15/11................       8,217
    504     8.00%, 06/15/10................         583
  8,563     National Rural Utilities
              Cooperative Finance Corp.
              6.00%, 05/15/06..............       8,717
  1,680     Spear Leeds & Kellogg LP 8.25%,
              08/15/05 (e).................       1,689
  1,904     State Street Corp. 7.65%,
              06/15/10.....................       2,206
                                             ----------
                                                 82,353
                                             ----------
Chemicals (0.1%):
  1,680     Dow Capital BV
            8.50%, 06/08/10................       1,959
            Dow Chemical Co. (The)
    580     6.13%, 02/01/11................         630
    945     7.38%, 11/01/29................       1,220
  2,035     ICI Wilmington, Inc. 5.63%,
              12/01/13.....................       2,111
                                             ----------
                                                  5,920
                                             ----------
Commercial Banks (1.6%):
            Bank of America Corp.
  2,688     3.88%, 01/15/08 (c)............       2,677
  1,484     7.40%, 01/15/11................       1,698
  7,373     7.80%, 02/15/10................       8,433
  1,500     Cadets Trust 4.80%,
              07/15/13 (e).................       1,496
    616     Credit Suisse First Boston USA,
              Inc.
            4.70%, 06/01/09 (c)............         626
  4,256     First Bank NA
            6.50%, 02/01/08................       4,490
  3,080     Firstar Bank NA 7.13%,
              12/01/09.....................       3,442
    610     FleetBoston Financial Corp.
              7.25%, 09/15/05..............         614

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 42

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Commercial Banks, continued:
    308     HSBC Holdings plc (United
              Kingdom) 7.35%,
              11/27/32 (e).................         396
  1,750     Huntington National Bank 8.00%,
              04/01/10.....................       2,006
    700     KEY Bank NA 7.50%, 09/15/08....         772
  2,296     Keycorp Series G, 4.70%,
              05/21/09 (c).................       2,332
            Popular North America, Inc.
    840     4.25%, 04/01/08................         840
  3,105     4.70%, 06/30/09................       3,138
  2,232     Royal Bank of Canada (Canada)
              3.88%, 05/04/09..............       2,219
            Suntrust Bank
  3,180     2.50%, 11/01/06................       3,107
  1,120     6.38%, 04/01/11................       1,235
  1,400     US Bancorp 7.50%, 06/01/26.....       1,835
            US Bank NA
  2,430     2.85%, 11/15/06................       2,390
    690     6.38%, 08/01/11................         761
  1,064     Wachovia Bank NA 7.80%,
              08/18/10 (c).................       1,236
            Wachovia Corp.
  2,688     3.50%, 08/15/08................       2,638
  3,537     3.63%, 02/17/09................       3,478
  1,400     4.88%, 02/15/14................       1,423
            Wells Fargo & Co.
  2,932     3.13%, 04/01/09................       2,835
  2,340     4.20%, 01/15/10................       2,339
  2,856     Wells Fargo Bank N.A. 7.55%,
              06/21/10.....................       3,277
                                             ----------
                                                 61,733
                                             ----------
Commercial Services & Supplies (0.1%):
  1,315     Cendant Corp.
            7.13%, 03/15/15................       1,497
  1,868     PHH Corp. 7.13%, 03/01/13......       2,072
                                             ----------
                                                  3,569
                                             ----------
Computers & Peripherals (0.1%):
            International Business Machines
              Corp.
  1,568     5.39%, 01/22/09................       1,628
    560     6.22%, 08/01/27................         641
                                             ----------
                                                  2,269
                                             ----------
Consumer Finance (1.2%):
    840     American Express Credit Corp.
              3.00%, 05/16/08..............         815
            American General Finance Corp.
  3,650     Series H, 3.00%, 11/15/06......       3,592
  2,281     Series H, 4.50%, 11/15/07......       2,286
  1,120     Series H, 5.38%,
              10/01/12 (c).................       1,156

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Consumer Finance, continued:
  3,164     Boeing Capital Corp. 6.36%,
              07/15/05.....................       3,167
    238     Capital One Bank 5.75%,
              09/15/10.....................         251
            General Motors Acceptance Corp.
  5,000     6.13%, 09/15/06................       5,004
    750     6.88%, 09/15/11................         692
  6,750     7.25%, 03/02/11................       6,329
            HSBC Finance Corp.
  1,400     4.75%, 05/15/09................       1,420
 10,092     5.88%, 02/01/09................      10,594
    280     6.38%, 11/27/12................         310
  1,680     6.40%, 06/17/08................       1,779
  3,176     6.50%, 11/15/08................       3,390
    468     6.75%, 05/15/11................         520
    560     7.20%, 07/15/06................         577
  2,520     7.88%, 03/01/07................       2,668
            International Lease Finance
              Corp.
    865     4.50%, 05/01/08................         868
    689     5.88%, 05/01/13................         732
  1,400     SLM Corp. Series A, 5.38%,
              01/15/13.....................       1,474
  1,008     Standard Credit Card Master
              Trust Series A, 7.25%,
              04/08/06.....................       1,033
                                             ----------
                                                 48,657
                                             ----------
Diversified Financial Services (2.0%):
            Associates Corp. Of N. America
  2,484     8.15%, 08/01/09................       2,842
  1,470     8.55%, 07/15/09................       1,701
  1,400     Series A, 7.95%, 02/15/10......       1,596
            CIT Group, Inc.
  1,910     6.50%, 02/07/06................       1,939
    560     7.63%, 08/16/05................         563
  1,000     7.75%, 04/02/12................       1,173
            Citigroup, Inc.
    700     3.50%, 02/01/08 (c)............         690
  3,292     5.63%, 08/27/12................       3,516
    420     6.20%, 03/15/09................         448
  1,200     Credit Suisse First Boston USA,
              Inc. 4.88%, 01/15/15.........       1,214
            General Electric Capital Corp.
  2,000     4.38%, 11/21/11................       1,997
  4,416     6.75%, 03/15/32................       5,449
    560     Series A, 2.80%, 01/15/07......         550
  2,240     Series A, 3.50%,
              05/01/08 (c).................       2,204
  2,968     Series A, 4.25%, 01/15/08......       2,980
  1,176     Series A, 4.63%,
              09/15/09 (c).................       1,196

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Financial Services, continued:
  8,957     Series A, 5.88%, 02/15/12......       9,686
  5,197     Series A, 6.00%, 06/15/12......       5,668
  4,649     Series A, 6.13%, 02/22/11......       5,051
    336     General Motors Acceptance Corp.
              6.75%, 01/15/06..............         339
            John Hancock Global Funding II
  1,400     3.50%, 01/30/09 (e)............       1,365
  1,512     7.90%, 07/02/10 (c) (e)........       1,758
            MassMutual Global Funding II
  2,296     3.25%, 06/15/07 (c) (e)........       2,260
  2,464     3.50%, 03/15/10 (e)............       2,374
            New York Life Global Funding
  1,330     3.88%, 01/15/09 (e)............       1,319
  3,920     5.38%, 09/15/13 (c) (e)........       4,128
  2,100     Pricoa Global Funding I 3.90%,
              12/15/08 (e).................       2,077
            Principal Life Global Funding I
  1,400     2.80%, 06/26/08 (e)............       1,351
    336     5.13%, 06/28/07 (e)............         341
  6,021     6.25%, 02/15/12 (e)............       6,642
  2,240     USAA Capital Corp. Series B,
              7.05%, 11/08/06 (e)..........       2,327
    952     Washington Mutual Financial
              Corp. 6.88%, 05/15/11........       1,070
                                             ----------
                                                 77,814
                                             ----------
Diversified Telecommunication Services (1.5%):
  1,288     Bellsouth Capital Funding
            7.75%, 02/15/10................       1,467
  2,168     Bellsouth Telecommunications
            6.30%, 02/18/11................       2,318
  4,466     British Telecommunications plc
              (United Kingdom) 8.37%,
              12/15/10.....................       5,288
    785     Deutsche Telekom International
              Finance BV (Netherlands)
              5.25%, 07/22/13..............         815
            France Telecom S.A. (France)
  4,695     8.00%, 03/01/11................       5,448
  1,000     8.75%, 03/01/31................       1,394
  1,120     GTE Corp. 7.51%,
              04/01/09 (c).................       1,236
  3,164     Nynex Capital Funding Co.
            Series B, SUB, 8.23%,
              10/15/09.....................       3,577
  2,295     SBC Communications, Inc. 5.63%,
              06/15/16.....................       2,420
            Sprint Capital Corp.
  6,357     6.00%, 01/15/07 (c)............       6,514
  1,665     6.90%, 05/01/19................       1,907
  1,288     7.13%, 01/30/06................       1,310

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Telecommunication Services, continued:
  1,680     7.63%, 01/30/11................       1,919
    560     8.38%, 03/15/12................         674
  1,534     8.75%, 03/15/32................       2,134
  1,415     Telecom Italia Capital (Italy)
              4.00%, 11/15/08..............       1,394
  1,512     Telus Corp. (Canada) 8.00%,
              06/01/11.....................       1,768
  3,650     Verizon Florida, Inc. Series F,
              6.13%, 01/15/13..............       3,913
            Verizon Global Funding Corp.
  4,621     7.25%, 12/01/10................       5,238
  1,540     7.38%, 09/01/12 (c)............       1,799
    823     Verizon Maryland, Inc. Series
              A, 6.13%, 03/01/12...........         882
    880     Verizon New York, Inc. Series
              B, 7.38%, 04/01/32...........       1,034
  1,232     Verizon Pennsylvania, Inc.
              8.35%, 12/15/30..............       1,645
  1,193     Verizon Virginia, Inc. Series
              A, 4.63%, 03/15/13...........       1,174
                                             ----------
                                                 57,268
                                             ----------
Electric Utilities (0.6%):
            Alabama Power Co.
    392     4.70%, 12/01/10................         397
  1,515     Series Y, 2.80%, 12/01/06......       1,490
    576     American Electric Power Co.,
              Inc. Series A, 6.13%,
              05/15/06.....................         586
    392     Appalachian Power Co.
            6.60%, 05/01/09................         422
  1,110     Arizona Public Service Co.
            4.65%, 05/15/15................       1,093
  1,260     Carolina Power & Light Co.
            5.13%, 09/15/13................       1,301
            Constellation Energy Group,
              Inc.
  1,792     6.35%, 04/01/07................       1,854
    560     7.00%, 04/01/12................         632
  1,854     Dominion Resources, Inc. Series
              B, 6.25%, 06/30/12...........       2,013
  2,100     DTE Energy Co. Series A, 6.65%,
              04/15/09.....................       2,261
            Duke Energy Corp.
  2,800     4.20%, 10/01/08 (c)............       2,790
  2,016     5.63%, 11/30/12 (c)............       2,139
  2,814     Exelon Generation Co., LLC
              6.95%, 06/15/11..............       3,157
    324     Kiowa Power Partners LLC 4.81%,
              12/30/13 (e).................         322
  1,120     Ohio Valley Electric Corp.
              5.94%, 02/12/06 (e)..........       1,133

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 44

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Electric Utilities, continued:
    305     Pacific Gas & Electric Co. FRN,
              3.82%, 04/03/06..............         305
  1,600     Pacificorp 4.30%, 09/15/08.....       1,606
    675     Pepco Holdings, Inc. 6.45%,
              08/15/12.....................         736
    280     Virginia Electric & Power Co.
              Series A, 5.38%, 02/01/07....         285
                                             ----------
                                                 24,522
                                             ----------
Food & Staples Retailing (0.1%):
  1,680     Kroger Co. (The) 8.05%,
              02/01/10.....................       1,912
  2,930     Safeway, Inc. 4.13%, 11/01/08..       2,888
                                             ----------
                                                  4,800
                                             ----------
Gas Utilities (0.1%):
  1,008     KeySpan Gas East Corp. 7.88%,
              02/01/10.....................       1,154
  2,560     Nisource Finance Corp. 6.15%,
              03/01/13 (c).................       2,767
                                             ----------
                                                  3,921
                                             ----------
Health Care Providers & Services (0.1%):
  2,035     UnitedHealth Group, Inc. 3.30%,
              01/30/08.....................       1,988
                                             ----------
Hotels, Restaurants & Leisure (0.0%): (g)
    504     Harrah's Operating Co., Inc.
              8.00%, 02/01/11..............         578
                                             ----------
Household Durables (0.1%):
  1,485     Centex Corp. 5.70%,
              05/15/14 (c).................       1,541
  1,465     Pulte Homes, Inc. 5.25%,
              01/15/14 (c).................       1,465
                                             ----------
                                                  3,006
                                             ----------
Industrial Conglomerates (0.1%):
    644     Raychem Corp. 7.20%, 10/15/08..         698
            Tyco International Group S.A.
              (Bermuda)
  3,080     6.38%, 10/15/11................       3,383
  1,400     6.75%, 02/15/11 (c)............       1,554
                                             ----------
                                                  5,635
                                             ----------
Insurance (0.8%):
  2,184     American International Group,
              Inc. 4.25%, 05/15/13 (c).....       2,118
            ASIF Global Financing
  1,120     2.65%, 01/17/06 (e)............       1,112
  3,360     3.90%, 10/22/08 (e)............       3,298
  3,248     4.90%, 01/17/13 (e)............       3,296

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Insurance, continued:
  2,520     Jackson National Life Global
              Funding 6.13%,
              05/30/12 (e).................       2,767
  2,980     Liberty Mutual Group 5.75%,
              03/15/14 (c) (e).............       3,000
  1,624     Metropolitan Life Global
              Funding I 5.20%,
              09/18/13 (e).................       1,696
    840     MGIC Investment Corp. 6.00%,
              03/15/07.....................         865
  3,360     Monumental Global Funding II
              4.38%, 07/30/09 (e)..........       3,365
  1,624     Monumental Global Funding III
              5.20%, 01/30/07 (e)..........       1,654
            Nationwide Financial Services
  1,130     5.90%, 07/01/12................       1,220
  1,182     6.25%, 11/15/11................       1,302
    848     Pacific Life Global Funding
              3.75%, 01/15/09 (e)..........         835
            Protective Life Secured Trust
  1,199     4.00%, 10/07/09................       1,190
  3,360     4.00%, 04/01/11................       3,305
    350     XL Capital Ltd. (Cayman
              Islands) 5.25%,
              09/15/14 (c).................         355
                                             ----------
                                                 31,378
                                             ----------
IT Services (0.0%): (g)
  1,120     First Data Corp. 3.90%,
              10/01/09.....................       1,103
                                             ----------
Media (0.7%):
  1,165     AOL Time Warner, Inc. 7.63%,
              04/15/31.....................       1,455
  1,570     Clear Channel Communications,
              Inc. 5.50%, 09/15/14 (c).....       1,489
  2,813     Comcast Cable Communications
              Holdings, Inc. 8.38%,
              03/15/13.....................       3,430
  2,095     Comcast Corp. 5.50%,
              03/15/11 (c).................       2,186
  1,022     COX Communications, Inc. 7.75%,
              11/01/10.....................       1,157
            Historic TW, Inc.
  1,232     7.48%, 01/15/08................       1,320
    896     8.18%, 08/15/07................         964
    840     Knight-Ridder, Inc. 7.13%,
              06/01/11.....................         942
    123     Liberty Media Corp. 5.70%,
              05/15/13 (c).................         115
    900     News America, Inc. 7.25%,
              05/18/18.....................       1,054
            Tele-Communications-TCI Group
  1,337     7.13%, 02/15/28................       1,560
  4,088     9.80%, 02/01/12................       5,207

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Media, continued:
            Time Warner Entertainment Co.
              LP
  1,920     8.38%, 03/15/23................       2,455
  1,288     10.15%, 05/01/12...............       1,665
  2,415     Time Warner Entertainment, Inc.
              9.15%, 02/01/23..............       3,316
    255     Time Warner, Inc. 7.70%,
              05/01/32.....................         323
                                             ----------
                                                 28,638
                                             ----------
Multi-Utilities (0.4%):
  3,000     Dominion Resources, Inc. Series
              A, 8.13%, 06/15/10...........       3,456
            Duke Capital LLC
  3,645     6.25%, 02/15/13 (c)............       3,935
    980     8.00%, 10/01/19................       1,213
            PSEG Power LLC
  2,190     5.50%, 12/01/15................       2,279
  1,322     7.75%, 04/15/11................       1,524
  1,255     8.63%, 04/15/31................       1,733
                                             ----------
                                                 14,140
                                             ----------
Oil & Gas (0.1%):
    550     Conoco Funding Co. (Canada)
              5.45%, 10/15/06..............         560
  2,520     ConocoPhillips 8.75%,
              05/25/10.....................       3,002
                                             ----------
                                                  3,562
                                             ----------
Oil, Gas & Consumable Fuels (0.3%):
    455     Alberta Energy Co., Ltd.
              (Canada) 7.38%, 11/01/31.....         573
  2,350     BP Capital Markets plc (United
              Kingdom) 2.75%, 12/29/06.....       2,312
  1,155     Husky Energy, Inc. (Canada)
              6.15%, 06/15/19..............       1,246
  1,230     Kerr-McGee Corp. 6.95%,
              07/01/24.....................       1,271
            Kinder Morgan Energy Partners
              LP
    760     7.30%, 08/15/33................         922
    935     7.40%, 03/15/31 (c)............       1,139
    635     7.75%, 03/15/32................         806
    992     Pemex Project Funding Master
              Trust 8.63%, 02/01/22........       1,223
  2,045     Pioneer Natural Resources Co.
              5.88%, 07/15/16 (c)..........       2,062
                                             ----------
                                                 11,554
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Paper & Forest Products (0.1%):
            International Paper Co.
  1,904     4.00%, 04/01/10................       1,840
    879     4.25%, 01/15/09................         868
    885     5.85%, 10/30/12 (c)............         925
  1,008     Union Camp Corp. 6.50%,
              11/15/07.....................       1,055
            Weyerhaeuser Co.
    123     6.13%, 03/15/07 (c)............         126
    700     6.75%, 03/15/12................         770
                                             ----------
                                                  5,584
                                             ----------
Pharmaceuticals (0.0%): (g)
    790     Wyeth 6.45%, 02/01/24..........         899
                                             ----------
Real Estate (0.1%):
  2,694     EOP Operating LP 6.75%,
              02/15/12.....................       2,966
    392     ERP Operating LP 4.75%,
              06/15/09.....................         395
                                             ----------
                                                  3,361
                                             ----------
Road & Rail (0.1%):
            Burlington Northern Santa Fe
              Corp.
  1,375     6.13%, 03/15/09................       1,460
  1,425     7.13%, 12/15/10................       1,607
            Norfolk Southern Corp.
    299     5.59%, 05/17/25................         311
    871     5.64%, 05/17/29................         911
    326     7.25%, 02/15/31................         416
     34     7.80%, 05/15/27................          45
                                             ----------
                                                  4,750
                                             ----------
Supranational (0.0%): (g)
    560     Corp. Andina de Fomento
              (Supranational) 5.20%,
              05/21/13 (c).................         573
                                             ----------
Thrifts & Mortgage Finance (0.3%):
    784     Bank United Series A, 8.00%,
              03/15/09.....................         880
            Countrywide Home Loans, Inc.
  1,680     3.25%, 05/21/08 (c)............       1,631
  1,400     Series E, 7.20%, 10/30/06......       1,453
  3,080     Series L, 4.00%, 03/22/11......       2,970
    980     Washington Mutual Bank FA
              6.88%, 06/15/11..............       1,093
  2,921     Washington Mutual, Inc. 4.20%,
              01/15/10.....................       2,898
  1,400     World Savings Bank FSB 4.50%,
              06/15/09.....................       1,412
                                             ----------
                                                 12,337
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 46

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Wireless Telecommunication Services (0.2%):
            New Cingular Wireless Services,
              Inc.
    456     7.50%, 05/01/07................         483
  4,047     7.88%, 03/01/11................       4,703
  1,215     8.75%, 03/01/31................       1,703
                                             ----------
                                                  6,889
                                             ----------
  Total Corporate Bonds (Cost $546,903)         567,495
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (7.1%):
            Federal Home Loan Mortgage
              Corp. Conventional Pools
     --(h)  7.50%, 05/15/07................          --(h)
    111     12.00%, 10/06/05-10/03/07......         122
    385     ARM, 4.26%, 07/15/05...........         394
    399     ARM, 4.60%, 07/15/05...........         410
            Federal Home Loan Mortgage
              Corp. Gold Pools
  7,963     4.00%, 11/03/09-03/30/10.......       7,794
  1,353     4.50%, 05/16/08................       1,348
 37,550     5.00%, 07/15/34................      37,550
  4,541     5.50%, 05/25/07-09/04/08.......       4,614
  5,025     6.00%, 08/11/05-12/01/33.......       5,167
  6,335     6.50%, 07/17/05-08/01/16.......       6,587
  1,501     7.00%, 06/15/08-07/01/32.......       1,577
  2,088     7.50%, 07/14/05-04/01/11.......       2,198
    231     8.50%, 02/20/06................         250
            Federal National Mortgage
              Association Conventional
              Pools
  1,115     3.50%, 04/01/19................       1,054
 13,716     4.00%, 08/04/09-12/01/18.......      13,455
 23,658     4.50%, 12/01/08-11/01/19.......      23,570
 61,011     5.00%, 08/27/07-07/25/35.......      61,522
 35,531     5.50%, 05/28/06-11/01/33.......      36,371
  8,824     6.00%, 10/09/05-03/01/33.......       9,075
 10,402     6.50%, 11/18/05-08/01/31.......      10,836
  5,762     7.00%, 07/01/05-08/01/32.......       6,063
    381     7.50%, 03/01/17-07/01/30.......         404
  5,868     8.00%, 11/11/05-09/01/28.......       6,311
    533     9.00%, 06/30/08-12/01/25.......         581
     99     9.50%, 06/22/07................         111
    812     10.89%, 04/15/19...............         902
     86     12.50%, 09/25/05...............          96
     44     ARM, 3.31%, 07/25/08...........          44
    560     ARM, 3.96%, 04/17/09...........         571
    134     ARM, 4.20%, 08/14/05...........         136
    569     ARM, 4.26%, 01/09/09...........         574
 20,552     ARM, 4.90%, 01/01/35...........      20,821
            Government National Mortgage
              Association Various Pools
  7,289     5.50%, 06/15/33-07/15/34.......       7,453
  3,829     6.50%, 03/19/09-04/15/33.......       4,004

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
  1,633     7.00%, 02/15/33-06/15/33.......       1,741
  1,006     7.50%, 09/15/07-11/15/31.......       1,076
  2,860     8.00%, 08/25/06-09/20/28.......       3,072
    230     8.50%, 07/15/08-12/08/08.......         251
     53     9.00%, 12/15/16-10/15/30.......          59
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $276,657)                             278,164
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.3%):
            Federal Home Loan Mortgage
              Corp.
  4,645     4.13%, 07/12/10................       4,660
  1,260     5.75%, 01/15/12 (c)............       1,378
  1,120     6.63%, 09/15/09 (c)............       1,233
  1,550     6.88%, 09/15/10 (c)............       1,754
            Federal Housing Authority
  1,686     7.43%, 01/01/22................       1,686
    467     7.43%, 08/01/20................         477
            Federal National Mortgage
              Association
 18,000     5.25%, 04/15/07................      18,441
  2,240     5.50%, 03/15/11................       2,403
  1,778     6.13%, 03/15/12 (c)............       1,988
  4,822     6.25%, 02/01/11 (c)............       5,284
  1,176     6.38%, 06/15/09 (c)............       1,280
  2,000     7.13%, 01/15/30................       2,735
  1,316     7.13%, 06/15/10 (c)............       1,499
  5,881     7.25%, 01/15/10................       6,669
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $49,856)                               51,487
                                             ----------
U.S. TREASURY OBLIGATIONS (23.1%):
            U.S. Treasury Bonds
  1,320     5.38%, 02/15/31 (c)............       1,558
  4,685     6.13%, 11/15/27 (c)............       5,917
  1,120     7.13%, 02/15/23................       1,514
  3,100     7.25%, 05/15/16................       3,970
 24,490     7.25%, 08/15/22 (c)............      33,325
  4,142     7.50%, 11/15/16 (c)............       5,429
  1,680     7.63%, 02/15/25 (c)............       2,420
  8,717     7.88%, 02/15/21 (c)............      12,339
  4,870     8.75%, 05/15/17 (c)............       6,992
  4,789     8.75%, 08/15/20 (c)............       7,206
    336     8.88%, 02/15/19................         499
    728     9.25%, 02/15/16 (c)............       1,055
  5,499     9.88%, 11/15/15................       8,219
 45,054     10.38%, 11/15/12 (c) (m).......      51,821
  1,120     10.75%, 08/15/05...............       1,131
  7,150     11.25%, 02/15/15 (c)...........      11,287
 14,721     11.75%, 11/15/14 (c)...........      19,421

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Treasury Obligations, continued:
 63,245     12.00%, 08/15/13 (c) (m).......      78,528
 12,545     12.50%, 08/15/14 (c)...........      16,691
 71,503     12.75%, 11/15/10 (m)...........      73,966
    560     13.25%, 05/15/14...............         750
            U.S. Treasury Inflation Indexed
              Bonds
 12,160     3.63%, 04/15/28 (c)............      16,339
  3,322     3.88%, 01/15/09................       3,614
 21,227     4.25%, 01/15/10................      23,887
            U.S. Treasury Notes
 13,280     1.50%, 07/31/05 (c)............      13,264
    560     3.13%, 09/15/08 (c)............         550
  1,078     3.50%, 11/15/06................       1,077
 17,925     3.50%, 08/15/09 (c)............      17,772
  1,225     3.63%, 07/15/09................       1,221
 26,215     4.00%, 06/15/09 (c)............      26,498
  3,645     4.00%, 02/15/14 (c)............       3,667
  2,805     4.75%, 05/15/14 (c)............       2,976
  2,700     5.00%, 08/15/11 (c)............       2,879
    840     5.63%, 05/15/08 (c)............         884
  9,168     5.75%, 08/15/10 (c)............      10,020
 13,497     6.00%, 08/15/09................      14,665
  3,080     6.13%, 08/15/07................       3,235
  2,800     6.50%, 10/15/06 (c)............       2,902
 42,061     6.50%, 02/15/10 (c)............      46,939
    560     6.88%, 05/15/06 (c)............         576
            U.S. Treasury STRIPS
  3,080     PO, 05/15/07 (c)...............       2,880
 10,529     PO, 05/15/08 (c)...............       9,490
  2,165     PO, 05/15/09 (c)...............       1,880
  8,317     PO, 11/15/09 (c)...............       7,057
 15,178     PO, 02/15/10 (c)...............      12,812
 11,033     PO, 02/15/11 (c)...............       8,943
 26,518     PO, 05/15/11 (c)...............      21,283
 40,117     PO, 05/15/12 (c)...............      30,827
 27,457     PO, 11/15/12 (c)...............      20,638
 36,586     PO, 02/15/13 (c)...............      27,154
 27,671     PO, 08/15/13 (c)...............      20,059
  6,750     PO, 11/15/13 (c)...............       4,841
 10,353     PO, 02/15/14 (c)...............       7,327
  8,429     PO, 05/15/14...................       5,901
 21,764     PO, 08/15/14 (c)...............      15,070
 20,274     PO, 11/15/14 (c)...............      13,885
 24,304     PO, 05/15/15 (c)...............      16,281
 20,193     PO, 08/15/15 (c)...............      13,364
  8,096     PO, 11/15/15 (c)...............       5,325
 35,998     PO, 11/15/15 (c)...............      23,582
 66,023     PO, 02/15/16 (c)...............      42,723
 11,537     PO, 05/15/16 (c)...............       7,381
  2,632     PO, 08/15/16 (c)...............       1,663
  7,161     PO, 11/15/16 (c)...............       4,469
 13,834     PO, 02/15/17 (c)...............       8,534

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Treasury Obligations, continued:
 45,754     PO, 05/15/18 (c)...............      26,527
 16,572     PO, 02/15/19 (c)...............       9,270
  1,008     PO, 02/15/22 (c)...............         490
  7,869     PO, 02/15/23 (c)...............       3,648
                                             ----------
  Total U.S. Treasury Obligations (Cost
    $883,732)                                   910,307
                                             ----------
MUNICIPAL BONDS (0.1%):
Illinois
  3,000     Illinois State, Taxable Pension
              GO, 5.10%, 06/01/33
  Total Municipal Bonds (Cost $3,000)             3,116
                                             ----------
FOREIGN GOVERNMENT SECURITIES (0.6%):
            Government of Mexico (Mexico)
  1,000     8.30%, 08/15/31................       1,245
            Mexico Government International
              Bond (Mexico)
  2,313     4.63%, 10/08/08................       2,331
  2,035     5.88%, 01/15/14................       2,123
  1,925     8.30%, 08/15/31................       2,397
  2,105     6.38%, 01/16/13................       2,254
  4,881     Series A, 7.50%, 04/08/33......       5,638
            Province of Quebec (Canada)
  6,441     5.75%, 02/15/09................       6,807
  1,400     6.50%, 01/17/06................       1,422
    560     SUB, 7.37%, 09/06/05...........         757
                                             ----------
  Total Foreign Government Securities (Cost
    $22,823)                                     24,974
                                             ----------
  Total Long Term Investments (Cost
    $3,633,994)                               3,702,300
                                             ----------
SHORT TERM INVESTMENTS (7.1%):
INVESTMENT COMPANY (7.1%):
278,714     JPMorgan Liquid Assets Money
              Market Fund (b)
  Total Short Term Investments (Cost
    $278,714)                                   278,714
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (12.3%):
Bank Notes (0.2%):
  7,500     World Savings Bank FSB
            FRN, 3.32%, 07/20/05...........       7,500
                                             ----------
Certificates of Deposit (0.5%):
 14,991     Bank of New York 3.25%,
              08/02/05.....................      14,991
  2,133     Natexis Banques Populaires
              3.62%, 07/01/05..............       2,133
                                             ----------
                                                 17,124
                                             ----------
Commercial Paper (0.5%):
 19,944     Dresdner U.S. Finance, Inc.
              3.15%, 07/11/05..............      19,944
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 48

JPMORGAN CORE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
SHORT TERM INVESTMENTS, CONTINUED:
Investments of Cash Collateral For Securities Loaned,
  continued:
Medium Term Note (7.2%):
 15,000     American Express Credit Corp.
              FRN, 3.35%, 07/26/05.........      15,000
 25,000     Berkshire Hathaway Finance FRN,
              3.18%, 07/11/05..............      25,000
 16,999     Beta Finance, Inc. FRN, 3.50%,
              07/01/05.....................      16,999
 12,501     CC USA, Inc. FRN, 3.50%,
              07/01/05.....................      12,501
    377     Citigroup Global Markets
              Holding, Inc. FRN, 3.50%,
              09/12/05.....................         377
 10,000     Citigroup Global Markets, Inc.
              FRN, 3.54%, 07/01/05.........      10,000
  1,098     Credit Suisse First Boston,
              Inc., 3.51%, 07/01/05........       1,098
 10,028     Eli Lilly & Co. FRN, 3.33%,
              08/24/05.....................      10,028
 25,000     General Electric Co. FRN,
              3.21%, 07/25/05..............      25,000
            Greenwich Capital Holdings,
              Inc.
 13,056     FRN, 3.73%, 07/11/05...........      13,056
 25,000     FRN, 3.73%, 07/11/05...........      25,000
 22,000     Lehman Brothers, Inc. FRN,
              3.62%, 07/01/05..............      22,000
            Lehman Brothers Holdings, Inc.
  3,500     FRN, 3.40%, 07/01/05...........       3,500
 25,000     FRN, 3.64%, 07/01/05...........      25,000
 19,998     Liberty Lighthouse U.S. Capital
              FRN, 3.33%, 07/01/05.........      19,998
            MBIA Global Funding LLC
    597     FRN, 3.41%, 07/26/05...........         597
 25,000     FRN, 3.41%, 07/26/05...........      25,000
 10,000     Merrill Lynch & Co. FRN, 3.45%,
              07/01/05.....................      10,000
 18,747     Sigma Finance, Inc. FRN, 3.61%,
              07/01/05.....................      18,747
  5,000     Wells Fargo & Co. FRN, 3.45%,
              07/01/05.....................       5,000
                                             ----------
                                                283,901
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
SHORT TERM INVESTMENTS, CONTINUED:
REPURCHASE AGREEMENTS (3.9%):
 44,828     Deutsche Bank Securities, Inc.,
              3.45%, dated 6/30/05, due
              7/1/05, repurchase price
              $44,832, collateralized by
              U.S. Agency Mortgages........      44,828
 50,000     Goldman Sachs & Co., 3.49%,
              dated 6/30/05, due 7/1/05,
              repurchase price $50,005,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds........................      50,000
  3,000     Goldman Sachs & Co., 3.49%,
              dated 6/30/05, due 7/1/05,
              repurchase price $3,000,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds........................       3,000
 10,000     Merill Lynch Sec/MLPFS, 3.52%,
              dated 6/30/05, due 7/1/05,
              repurchase price $10,001,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds........................      10,000
 46,935     UBS Securities LLC 3.46%, dated
              6/30/05, due 9/27/05,
              repurchase price $46,939,
              collateralized by AA
              Corporate Bonds (i)..........      46,935
                                             ----------
                                                154,763
                                             ----------
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $483,232)           483,232
                                             ----------
TOTAL INVESTMENTS (113.4%)
  (Cost $4,395,940)                           4,464,246
LIABILITIES IN EXCESS OF OTHER ASSETS
(13.4%)                                        (527,948)
                                             ----------
NET ASSETS (100.0%)                          $3,936,298
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
 LONG TERM INVESTMENTS (99.1%):
ASSET BACKED SECURITIES (4.3%):
  2,885     American Express Credit Account
              Master Trust Series 2004-3,
              Class A, 4.35%, 05/16/09.....       2,913
            AmeriCredit Automobile
              Receivables Trust
    788     Series 2001-C, Class A4, 5.01%,
              07/14/08.....................         792
  1,010     Series 2001-D, Class A4, 4.41%,
              11/12/08.....................       1,013
    761     Series 2002-A, Class A4, 4.61%,
              10/09/05.....................         764
  1,503     BankBoston Home Equity Loan
              Trust Series 1998-1, Class
              A6, 6.35%, 02/25/13..........       1,532
  1,880     Capital One Master Trust Series
              2001-5, Class A, 5.30%,
              08/13/06.....................       1,907
  2,425     Carmax Auto Owner Trust Series
              2005-1, Class A3, 4.13%,
              05/15/09.....................       2,430
            Citibank Credit Card Issuance
              Trust
  5,000     Series 2002-A1, Class A1,
              4.95%, 02/04/07..............       5,076
  2,900     Series 2002-C2, Class C2,
              6.95%, 02/13/12..............       3,256
  1,871     CNH Equipment Trust Series
              2003-B, Class A3B, 2.47%,
              01/19/06.....................       1,856
  1,726     Community Program Loan Trust
              Series 1987-A, Class A4,
              4.50%, 06/15/06..............       1,724
  5,000     Countrywide Asset-Backed
              Certificates Series 2004-AB2,
              Class A2, FRN, 3.58%,
              12/28/07.....................       5,010
    320     CS First Boston Mortgage
              Securities Corp. Series
              2002-HE4, Class AF, 5.51%,
              10/21/06.....................         324
  5,000     Fleet Credit Card Master Trust
              II Series 2000-C, Class A,
              7.02%, 08/12/05..............       5,023
  5,000     Ford Credit Auto Owner Trust
              Series 2004-A, Class A3,
              2.93%, 07/03/06..............       4,948
    168     GE Capital Mortgage Services,
              Inc. Series 1997-HE3, Class
              A6, 6.72%, 10/25/27..........         168

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
            Green Tree Financial Corp.
  4,610     Series 1995-10, Class B1,
              7.05%, 01/15/27..............       3,951
  4,350     Series 1995-2, Class B1, 8.60%,
              05/15/26.....................       4,856
  1,000     MBNA Credit Card Master Note
              Trust Series 2003-C1, Class
              C1, FRN, 4.92%, 01/15/10.....       1,058
            MBNA Master Credit Card Trust
              USA
    262     Series 1999-D, Class B, 6.50%,
              06/16/06.....................         268
  1,500     Series 2000-D, Class C, 8.40%,
              04/15/07 (e).................       1,608
  3,100     Onyx Acceptance Grantor Trust
              Series 2004-B, Class A3,
              3.09%, 05/27/06..............       3,078
    169     Residential Asset Mortgage
              Products, Inc. Series
              2001-RS3, Class AI4, SUB,
              6.29%, 08/31/05..............         169
    472     Security Pacific Acceptance
              Corp. Series 1995-1, Class
              A3, 7.25%, 04/10/20..........         481
  3,926     WFS Financial Owner Trust
              Series 2003-4, Class A4,
              3.15%, 02/15/07..............       3,885
                                             ----------
  Total Asset Backed Securities (Cost
    $57,947)                                     58,090
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (23.5%):
AGENCY CMO (17.6%):
     17     American Housing Trust Series
              V, Class 1G, 9.13%,
              04/25/21.....................          17
            Federal Home Loan Mortgage
              Corp.
    145     Series 11, Class D, 9.50%,
              01/16/08.....................         145
     62     Series 38, Class D, 9.50%,
              05/15/20.....................          62
     39     Series 81, Class A, 8.13%,
              02/02/08.....................          39
     74     Series 84, Class F, 9.20%,
              03/18/08.....................          74
     45     Series 109, Class I, 9.10%,
              01/15/21.....................          45
     14     Series 198, Class Z, 8.50%,
              09/15/22.....................          14
    777     Series 201, Class Z, 8.00%,
              02/15/23.....................         778
    254     Series 1254, Class N, 8.00%,
              04/15/22.....................         253

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 50

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    613     Series 1316, Class Z, 8.00%,
              10/18/05.....................         625
    169     Series 1343, Class LB, 7.50%,
              12/02/05.....................         174
    326     Series 1456, Class Z, 7.50%,
              01/15/23.....................         339
    202     Series 1506, Class PH, 6.75%,
              04/15/08.....................         203
  3,540     Series 1538, Class J, 6.50%,
              06/15/08.....................       3,636
  1,000     Series 1543, Class VN, 7.00%,
              07/15/23.....................       1,069
    115     Series 1556, Class H, 6.50%,
              08/15/13.....................         120
    508     Series 1561, Class J, 6.50%,
              08/15/08.....................         519
    431     Series 1577, Class PV, 6.50%,
              12/23/12.....................         447
    413     Series 1595, Class D, 7.00%,
              02/20/07.....................         427
    353     Series 1611, Class JC, IF,
              10.00%, 08/15/23.............         368
  3,467     Series 1628, Class LZ, 6.50%,
              11/29/10.....................       3,683
    802     Series 1630, Class PJ, 6.00%,
              05/15/23.....................         817
  4,437     Series 1637, Class G, 6.00%,
              06/15/23.....................       4,504
    615     Series 1667, Class B, 6.00%,
              01/15/09.....................         630
     36     Series 1671, Class QC, IF,
              10.00%, 09/20/11.............          37
  1,092     Series 1796, Class B, 6.50%,
              12/15/08.....................       1,116
  1,305     Series 2004-S, Class A5, IF,
              4.25%, 09/03/16..............       1,078
    446     Series 2022, Class PE, 6.50%,
              01/15/28.....................         462
  1,780     Series 2036, Class PG, 6.50%,
              01/15/28.....................       1,864
  3,158     Series 2055, Class OE, 6.50%,
              04/27/08.....................       3,279
    456     Series 2089, Class PJ, IO,
              7.00%, 11/07/08..............          72
 10,000     Series 2091, Class PG, 6.00%,
              11/15/28.....................      10,277
  4,099     Series 2122, Class QR, 6.25%,
              01/15/28.....................       4,140
  2,141     Series 2123, Class PE, 6.00%,
              12/15/27.....................       2,173

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    870     Series 2132, Class PD, 6.00%,
              04/09/06.....................         883
    224     Series 2137, Class TM, 6.50%,
              01/15/28.....................         224
    714     Series 2161, Class PG, 6.00%,
              01/30/06.....................         723
  1,326     Series 2201, Class C, 8.00%,
              08/02/08.....................       1,405
    675     Series 2261, Class ZY, 7.50%,
              11/22/10.....................         696
    600     Series 2297, Class NB, 6.00%,
              03/15/16.....................         629
    513     Series 2310, Class Z, 6.00%,
              04/15/31.....................         527
    258     Series 2313, Class LA, 6.50%,
              01/18/07.....................         269
  6,171     Series 2330, Class PE, 6.50%,
              06/15/31.....................       6,522
  2,388     Series 2344, Class QG, 6.00%,
              08/15/16.....................       2,479
  2,667     Series 2345, Class PQ, 6.50%,
              07/15/12.....................       2,785
    121     Series 2353, Class TC, 6.00%,
              07/15/15.....................         121
  2,166     Series 2368, Class TG, 6.00%,
              09/04/08.....................       2,250
  4,000     Series 2394, Class MC, 6.00%,
              02/01/09.....................       4,162
  1,000     Series 2399, Class PG, 6.00%,
              01/15/17.....................       1,056
    300     Series 2410, Class QB, 6.25%,
              02/15/32.....................         322
  1,000     Series 2430, Class WF, 6.50%,
              11/11/12.....................       1,073
  5,608     Series 2454, Class BG, 6.50%,
              12/27/07.....................       5,751
  1,500     Series 2455, Class GK, 6.50%,
              04/24/07.....................       1,604
 10,000     Series 2457, Class PE, 6.50%,
              06/15/32.....................      10,444
  2,000     Series 2466, Class DH, 6.50%,
              06/22/10.....................       2,119
  2,000     Series 2543, Class YX, 6.00%,
              01/28/14.....................       2,125
  2,000     Series 2557, Class WJ, 5.00%,
              11/28/06.....................       2,029
    578     Series 2602, Class BX, 3.50%,
              12/15/22.....................         557
  2,000     Series 2617, Class GR, 4.50%,
              05/19/14.....................       1,979

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  5,470     Series 2636, Class Z, 4.50%,
              12/30/12.....................       5,328
  1,127     Series 2643, Class KG, 4.00%,
              07/19/05.....................       1,126
  2,282     Series 2656, Class AC, 6.00%,
              08/15/33.....................       2,344
  1,223     Series 2668, Class SB, IF,
              4.34%, 01/16/10..............       1,167
  3,500     Series 2686, Class GB, 5.00%,
              10/25/09.....................       3,559
  2,000     Series 2716, Class UN, 4.50%,
              11/28/15.....................       1,958
  5,000     Series 2720, Class PC, 5.00%,
              09/23/13.....................       5,091
    830     Series 2755, Class SA, IF,
              7.76%, 06/26/10..............         829
  1,923     Series 2756, Class NA, 5.00%,
              07/15/13.....................       1,966
  2,000     Series 2764, Class UC, 5.00%,
              03/27/10.....................       2,028
    903     Series 2811, PO, 06/15/34......         791
    672     Series 2827, Class SQ, IF,
              7.50%, 01/15/19..............         682
  1,393     Series 2958, Class KB, 5.50%,
              04/15/35.....................       1,409
    881     Federal Home Loan Mortgage
              Corp., Structured Pass
              Through Securities Series
              T-54, Class 2A, 6.50%,
              09/27/07.....................         918
            Federal Home Loan Mortgage
              Corp. -- Government National
              Mortgage Association
    575     Series 23, Class KZ, 6.50%,
              11/25/23.....................         598
  4,332     Series 24, Class J, 6.25%,
              11/25/23.....................       4,477
    932     Series 29, Class J, 7.00%,
              03/13/06.....................         943
    393     Series 31, Class Z, 8.00%,
              07/20/06.....................         434
            Federal National Mortgage
              Association
     46     Series 1988-13, Class C, 9.30%,
              03/15/07.....................          50
    555     Series 1989-72, Class E, 9.35%,
              02/01/07.....................         612
     22     Series 1989-98, Class H,
              11.50%, 12/25/19.............          25
     30     Series 1990-1, Class D, 8.80%,
              02/06/07.....................          33

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     41     Series 1990-110, Class H,
              8.75%, 09/25/20..............          44
     29     Series 1990-117, Class E,
              8.95%, 09/17/06..............          31
    263     Series 1991-141, Class PZ,
              8.00%, 10/25/21..............         282
    137     Series 1992-31, Class M, 7.75%,
              03/25/22.....................         147
    192     Series 1992-78, Class H, 7.50%,
              06/25/07.....................         196
    163     Series 1992-79, Class Z, 9.00%,
              06/25/22.....................         178
    154     Series 1992-101, Class J,
              7.50%, 05/07/08..............         157
    109     Series 1992-179, Class H,
              7.00%, 09/25/07..............         109
  1,586     Series 1992-188, Class PZ,
              7.50%, 12/10/07..............       1,689
    134     Series 1993-17, Class C, 8.00%,
              11/25/10.....................         135
    119     Series 1993-23, Class PZ,
              7.50%, 03/25/23..............         127
    322     Series 1993-55, Class K, 6.50%,
              05/23/06.....................         330
    604     Series 1993-56, Class PZ,
              7.00%, 05/25/23..............         639
    446     Series 1993-60, Class Z, 7.00%,
              05/25/23.....................         477
  1,047     Series 1993-79, Class PL,
              7.00%, 06/25/23..............       1,109
    258     Series 1993-86, Class H, 6.50%,
              06/25/08.....................         264
     67     Series 1993-140, Class H,
              6.50%, 03/25/13..............          68
  1,800     Series 1993-141, Class Z,
              7.00%, 08/25/23..............       1,902
    922     Series 1993-149, Class M,
              7.00%, 08/25/23..............         975
  1,212     Series 1993-160, Class AJ,
              6.50%, 04/25/23..............       1,240
  1,538     Series 1993-160, Class ZA,
              6.50%, 09/25/23..............       1,683
  1,222     Series 1993-175, Class PG,
              6.50%, 09/25/08..............       1,248
     32     Series 1993-205, Class H, PO,
              11/15/08.....................          28
    187     Series 1993-231, Class M,
              6.00%, 12/25/08..............         190
    120     Series 1993-255, Class E,
              7.10%, 12/25/23..............         130

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 52

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    868     Series 1993-257, Class C, PO,
              08/18/07.....................         799
  1,500     Series 1994-1, Class L, 6.50%,
              01/25/14.....................       1,569
    179     Series 1994-23, Class PE,
              6.00%, 08/25/22..............         180
  3,744     Series 1994-23, Class PX,
              6.00%, 08/25/23..............       3,906
  2,000     Series 1994-28, Class K, 6.50%,
              07/03/07.....................       2,049
    132     Series 1994-32, Class Z, 6.50%,
              11/20/05.....................         134
    435     Series 1994-65, Class PK, PO,
              04/25/24.....................         385
    475     Series 1995-4, Class Z, 7.50%,
              10/25/22.....................         524
    384     Series 1995-19, Class K, 6.50%,
              09/25/08.....................         392
    649     Series 1995-19, Class Z, 6.50%,
              05/15/18.....................         717
    481     Series 1996-59, Class K, 6.50%,
              02/23/13.....................         494
    485     Series 1997-11, Class E, 7.00%,
              03/18/27.....................         514
    210     Series 1997-27, Class J, 7.50%,
              12/08/07.....................         223
  2,500     Series 1997-31, Class EB,
              6.00%, 04/18/12..............       2,593
    500     Series 1997-42, Class EG,
              8.00%, 07/18/27..............         581
  3,028     Series 1997-63, Class ZA,
              6.50%, 09/18/27..............       3,185
    379     Series 1998-63, Class PG,
              6.00%, 03/25/27..............         379
  1,828     Series 1999-47, Class JZ,
              8.00%, 09/18/29..............       2,040
  1,641     Series 2000-8, Class Z, 7.50%,
              05/27/09.....................       1,740
  2,800     Series 2001-4, Class PC, 7.00%,
              01/22/15.....................       2,971
  1,966     Series 2001-5, Class OW, 6.00%,
              01/06/08.....................       2,032
  1,000     Series 2002-11, Class QG,
              5.50%, 03/23/11..............       1,048
    486     Series 2002-16, Class VD,
              6.50%, 03/02/07..............         489
  5,000     Series 2002-18, Class PC,
              5.50%, 09/12/10..............       5,237
  1,000     Series 2002-55, Class QE,
              5.50%, 12/07/10..............       1,041

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,500     Series 2002-61, Class PE,
              5.50%, 11/26/09..............       1,529
  2,000     Series 2002-74, Class PD,
              5.00%, 09/22/10..............       2,028
  2,500     Series 2003-8, Class QD, 5.00%,
              09/25/16.....................       2,542
  2,000     Series 2003-47, Class PE,
              5.75%, 04/15/18..............       2,104
    601     Series 2003-60, Class DA,
              4.25%, 06/25/21..............         592
  3,468     Series 2003-73, Class GA,
              3.50%, 05/25/31..............       3,345
  2,000     Series 2003-83, Class PG,
              5.00%, 07/30/13..............       2,038
    161     Series 2003-91, Class SD, IF,
              6.98%, 12/01/11..............         164
  7,600     Series 2003-92, Class PD,
              4.50%, 03/25/17..............       7,642
  1,000     Series 2003-128, Class KE,
              4.50%, 04/08/11..............       1,009
  1,000     Series 2004-21, Class AE,
              4.00%, 04/25/19..............         947
    273     Series 2004-22, Class A, 4.00%,
              09/13/09.....................         258
  1,000     Series 2004-53, Class NC,
              5.50%, 02/25/14..............       1,053
    106     Series G-29, Class O, 8.50%,
              09/25/21.....................         112
    914     Series G92-15, Class Z, 7.00%,
              04/16/06.....................         947
     71     Series G92-30, Class Z, 7.00%,
              06/25/22.....................          73
    149     Series G92-62, Class B, PO,
              03/03/09.....................         132
  1,250     Federal National Mortgage
              Association Whole Loan Series
              2004-W2, Class 2A2, 7.00%,
              04/21/07.....................       1,326
            Government National Mortgage
              Association
    578     Series 1997-7, Class ZA, 9.00%,
              05/16/27.....................         615
    702     Series 1997-8, Class PN, 7.50%,
              03/29/12.....................         738
    158     Series 1999-43, Class TA, IF,
              9.35%, 12/07/08..............         177
  1,833     Series 1999-44, Class ZG,
              8.00%, 12/20/29..............       1,952
  3,355     Series 2000-1, Class PK, 8.00%,
              01/16/30.....................       3,574

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    967     Series 2000-26, Class Z, 7.75%,
              06/11/09.....................       1,004
  1,124     Series 2000-9, Class Z, 8.00%,
              07/28/08.....................       1,210
  2,762     Series 2002-4, Class TD, 7.00%,
              06/25/15.....................       2,963
  3,000     Series 2002-45, Class QE,
              6.50%, 12/07/13..............       3,186
    150     Series 2002-47, Class HM,
              6.00%, 07/16/32..............         157
    143     Series 2004-73, Class AE, IF,
              8.17%, 12/25/08..............         147
            Vendee Mortgage Trust
  2,749     Series 1996-2, Class 1Z, 6.75%,
              04/08/11.....................       2,904
  7,200     Series 1998-1, Class 2E, 7.00%,
              10/21/09.....................       7,612
    302     Series 1999-1, Class 2Z, 6.50%,
              01/15/29.....................         321
                                             ----------
                                                235,589
                                             ----------
Non-Agency CMO (5.9%):
    626     ABN Amro Mortgage Corp. Series
              2003-7, Class A3, 4.50%,
              01/25/09.....................         620
            Banc of America Mortgage
              Securities
  1,736     Series 2003-7, Class A2, 4.75%,
              11/13/05.....................       1,728
  1,559     Series 2004-2, Class 2A4,
              5.50%, 03/25/34..............       1,575
  6,082     Series 2004-3, Class 2A1,
              5.50%, 04/25/34..............       6,228
  1,000     Series 2004-7, Class 2A2,
              5.75%, 08/25/34..............       1,038
    783     Series 2004-8, Class X, PO,
              06/06/10.....................         697
    504     Series 2005-1, Class 1A17,
              5.50%, 02/25/35..............         497
  1,008     Bear Stearns Commercial
              Mortgage Securities Series
              2000-WF1, Class A1, 7.64%,
              11/13/06.....................       1,075
     34     Bear Stearns Mortgage
              Securities, Inc. Series
              1997-6, Class 1A, VAR, 6.74%,
              03/25/31.....................          36
            BHN II Mortgage Trust
    439     Series 1997-1, Class A2, IO,
              7.92%, 07/25/09 (i)..........          11
    720     Series 1997-2, Class A2, IO,
              7.54%, 05/31/17 (i)..........          36

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency CMO, continued:
  2,372     Cendant Mortgage Corp. Series
              2003-8, Class 1A8, 5.25%,
              10/25/33.....................       2,389
    392     Citigroup Mortgage Loan Trust,
              Inc. Series 2003-UST1, PO,
              10/30/09.....................         333
  6,210     Countrywide Alternative Loan
              Trust Series 2004-16CB, Class
              2A2, 5.00%, 08/25/19.........       6,212
            Countrywide Home Loan Mortgage
              Pass Through Trust
  4,000     Series 2002-32, Class 1A18,
              6.00%, 01/25/33..............       4,043
    500     Series 2002-35, Class 2A10,
              6.00%, 02/25/33..............         513
            Credit Suisse First Boston
              Mortgage Securities Corp.
      4     Series 2001-9, Class 2A5,
              8.50%, 04/25/31..............           4
  1,000     Series 2005-1, Class 1A16,
              5.50%, 02/25/35..............       1,015
  1,975     DLJ Commercial Mortgage Corp.
              Series 2000-CF1 A1B, 7.62%,
              06/10/33.....................       2,241
  2,655     First Horizon Asset Securities,
              Inc. Series 2004-AR7, Class
              2A1, FRN, 4.95%, 11/05/06....       2,668
  1,364     MASTR Adjustable Rate Mortgages
              Trust Series 2004-13, Class
              2A1, FRN, 3.82%, 05/12/07....       1,349
            MASTR Alternative Loans Trust
    767     Series 2003-8, Class 3A1,
              5.50%, 03/10/09..............         777
  4,540     Series 2004-10, Class 1A1,
              4.50%, 11/08/08..............       4,490
  1,105     Series 2004-11, Class 8A3,
              5.50%, 11/25/19..............       1,130
    439     Series 2004-7 30, PO,
              01/14/10.....................         330
            MASTR Asset Securitization
              Trust
  1,634     Series 2003-11, Class 3A1,
              4.50%, 12/25/18..............       1,616
  2,835     Series 2003-4, Class 2A2,
              5.00%, 05/25/18..............       2,858
    518     Series 2003-6, Class 8A1,
              5.50%, 07/25/33..............         521
    460     Series 2004-6, Class 15, PO,
              06/12/10.....................         361
    912     Series 2004-8, PO, 09/09/09....         721
  1,556     MortgageIT Trust Series 2005-1,
              Class 1A1, VAR, 3.63%,
              09/19/07.....................       1,557

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 54

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency CMO, continued:
  1,134     Nomura Asset Acceptance Corp.
              Series 2004-R2, Class A1,
              VAR, 6.50%, 10/20/07 (e).....       1,170
            Paine Webber CMO Trust
     37     Series H, Class 4, 8.75%,
              07/10/07.....................          39
      8     Series J, Class 3, 8.80%,
              12/06/05.....................           8
     44     Series L, Class 4, 8.95%,
              02/10/07.....................          48
     76     PNC Mortgage Securities Corp.
              Series 1999-4, Class 4A4,
              6.50%, 05/25/29..............          76
            Residential Accredit Loans,
              Inc.
    550     Series 2004-QS8, Class A2,
              5.00%, 03/24/10..............         550
  4,000     Series 2005-QS5, Class A4,
              5.75%, 04/25/35..............       4,102
            Residential Funding Mortgage
              Securities I
  1,901     Series 2003-S7, Class A17,
              4.00%, 03/06/09..............       1,856
  3,015     Series 2004-S4, Class 2A7,
              4.50%, 04/25/19..............       2,969
  1,391     Residential Funding Securities
              Corp. Series 2003-RM2, Class
              AII, 5.00%, 05/25/18.........       1,387
  2,000     Wachovia Bank Commercial
              Mortgage Trust Series
              2004-C15, Class A2, 4.04%,
              11/02/09.....................       1,982
            Washington Mutual, Inc.
  3,685     Series 2002-S4, Class A4,
              6.50%, 10/19/29..............       3,745
  1,791     Series 2004-AR3, Class A2, VAR,
              4.24%, 06/25/34..............       1,785
            Wells Fargo Mortgage Backed
              Securities Trust
    208     Series 2003-8, Class A9, 4.50%,
              10/02/12.....................         205
    657     Series 2003-10, Class A1,
              4.50%, 09/25/18..............         649
    500     Series 2003-11, Class 1A4,
              4.75%, 11/13/10..............         502
    414     Series 2003-17, Class 2A9, PO,
              01/25/34.....................         238
    320     Series 2004-DD, Class 2A8, FRN,
              4.54%, 01/25/35..............         318

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency CMO, continued:
  2,787     Series 2004-EE, Class 3A1, FRN,
              3.99%, 05/02/07..............       2,754
    432     Series 2004-Q, Class 1A3, FRN,
              4.93%, 09/06/07..............         425
  2,677     Series 2004-Q, Class 2A2, FRN,
              4.91%, 09/25/34..............       2,638
  2,000     Series 2004-S, Class A5, FRN,
              3.54%, 12/25/08..............       1,941
                                             ----------
                                                 78,056
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $307,861)                             313,645
                                             ----------
CORPORATE BONDS (33.3%):
Aerospace & Defense (0.3%)
    500     Aviall, Inc. 7.63%, 07/01/11...         527
    400     Loral Corp. 7.00%, 09/15/23....         485
    750     Moog, Inc. 6.25%, 01/15/15.....         748
    500     Sequa Corp. Series B, 8.88%,
              04/01/08.....................         540
  1,538     Systems 2001 AT LLC 7.16%,
              12/10/08 (e).................       1,649
                                             ----------
                                                  3,949
                                             ----------
Airlines (1.0%):
            American Airlines, Inc.
    500     7.25%, 02/05/09................         475
    992     10.18%, 09/18/10...............         715
    464     Continental Airlines, Inc.
              7.88%, 07/02/18..............         437
    642     Delta Air Lines, Inc. 10.00%,
              12/05/14 (e).................         209
            NWA Trust
  4,631     9.25%, 12/21/12................       4,700
  3,308     10.23%, 12/21/12...............       2,671
            United Airlines, Inc.
  1,000     9.13%, 01/15/12 (c) (d)........         133
  4,344     6.07%, 09/01/14 (d)............       4,085
                                             ----------
                                                 13,425
                                             ----------
Auto Components (0.1%):
    889     Airxcel, Inc. Series B, 11.00%,
              11/15/07.....................         880
    750     Arvin Industries, Inc. 7.13%,
              03/15/09.....................         747
                                             ----------
                                                  1,627
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Automobiles (0.7%):
  2,000     DaimlerChrysler NA Holding
              Corp. 7.30%, 01/15/12 (c)....       2,235
            Ford Motor Credit Co.
    250     6.25%, 12/08/05................         251
  4,100     7.38%, 10/28/09................       4,018
  1,680     7.88%, 06/15/10 (c)............       1,668
    700     Toyota Motor Credit Corp.
              2.88%, 08/01/08..............         676
                                             ----------
                                                  8,848
                                             ----------
Beverages (0.1%):
    500     Bavaria S.A. (Colombia) 8.88%,
              11/01/10 (e).................         551
    400     Coca-Cola Enterprises, Inc.
              6.95%, 11/15/26..............         487
                                             ----------
                                                  1,038
                                             ----------
Capital Markets (3.8%):
    550     Arch Western Finance LLC VAR,
              6.75%, 07/01/13..............         568
  1,000     Bank of New York Co., Inc.
              (The) 5.20%, 07/01/07........       1,019
            Bear Stearns Cos., Inc. (The)
  2,325     3.25%, 03/25/09................       2,241
  2,000     4.50%, 10/28/10 (c)............       2,011
            Credit Suisse First Boston USA,
              Inc.
  2,000     5.50%, 08/15/13................       2,118
  1,690     6.13%, 11/15/11................       1,838
    500     6.50%, 04/01/08................         528
  1,000     6.50%, 06/01/08................       1,060
  1,000     FMR Corp. 4.75%, 03/01/13 (e)..       1,016
    500     Goldman Sachs Group LP 6.75%,
              02/15/06 (e).................         508
            Goldman Sachs Group, Inc.
  1,575     4.75%, 07/15/13................       1,574
    780     5.25%, 10/15/13................         805
  2,000     6.60%, 01/15/12................       2,223
  1,500     6.88%, 01/15/11................       1,672
            Lehman Brothers Holdings, Inc.
    235     3.60%, 03/13/09................         230
  3,525     4.00%, 01/22/08................       3,512
    295     8.50%, 08/01/15................         375
            Merrill Lynch & Co., Inc.
  2,750     Series B, 3.13%, 07/15/08......       2,665
  1,900     Series C, 4.13%, 01/15/09......       1,894
            Morgan Stanley
  1,750     4.25%, 05/15/10................       1,738
  1,000     5.30%, 03/01/13................       1,039
  3,500     6.60%, 04/01/12................       3,891
  1,850     6.75%, 04/15/11................       2,048

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Capital Markets, continued:
            National Rural Utilities
              Cooperative Finance Corp.
  3,500     6.00%, 05/15/06................       3,563
    400     7.25%, 03/01/12 (c)............         464
  2,250     Spear Leeds & Kellogg LP 8.25%,
              08/15/05 (e).................       2,262
  5,000     Sun Life Canada U.S. Capital
              Trust (Canada) 8.53%,
              05/06/07 (e).................       5,485
            TIAA Global Markets, Inc.
  1,000     4.13%, 11/15/07 (e)............       1,000
  1,000     5.00%, 03/01/07 (e)............       1,014
                                             ----------
                                                 50,361
                                             ----------
Chemicals (0.8%):
    750     Airgas, Inc. 6.25%,
              07/15/14 (c).................         759
  1,000     Dow Capital BV 8.50%,
              06/08/10.....................       1,166
    250     Eastman Chemical Co. 7.60%,
              02/01/27.....................         315
    775     EI Du Pont de Nemours & Co.
              4.13%, 04/30/10 (c)..........         776
    500     Equistar Chemicals LP 8.75%,
              02/15/09 (c).................         526
    500     Georgia Gulf Corp. 7.13%,
              12/15/13.....................         522
  1,000     Huntsman International LLC
              10.13%, 07/01/09 (c).........       1,029
            IMC Global, Inc.
      9     7.63%, 11/01/05................           9
    750     10.88%, 08/01/13...............         879
  1,000     ISP Chemco, Inc. Series B,
              10.25%, 07/01/11 (c).........       1,090
    500     Lyondell Chemical Co. 10.50%,
              06/01/13 (c).................         572
    735     Monsanto Co. 7.38%, 08/15/12...         860
    900     Nova Chemicals Corp. (Canada)
              6.50%, 01/15/12 (c)..........         873
    500     PolyOne Corp. 8.88%, 05/01/12..         494
    500     Terra Capital, Inc. 11.50%,
              06/01/10 (c).................         570
                                             ----------
                                                 10,440
                                             ----------
Commercial Banks (3.9%):
            Bank of America Corp.
  1,000     4.38%, 12/01/10................       1,004
  1,500     6.98%, 03/07/37................       1,890
  1,000     7.40%, 01/15/11................       1,144
  2,900     7.80%, 02/15/10................       3,317
    500     7.80%, 09/15/16 (c)............         625
  7,125     Bank of Scotland (United
              Kingdom) VAR, 7.00%,
              11/20/07 (e).................       7,539

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 56

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Commercial Banks, continued:
    250     Bankers Trust Corp. 7.25%,
              10/15/11.....................         287
  1,000     BB&T Corp. 6.50%, 08/01/11.....       1,110
  1,750     Branch Banking & Trust Co.
              4.88%, 01/15/13..............       1,793
  1,000     Comerica Bank VAR, 7.65%,
              08/15/10.....................       1,004
  2,500     First Bank NA 6.50%, 02/01/08..       2,637
  1,000     FleetBoston Financial Corp.
              7.38%, 12/01/09..............       1,122
    400     HSBC Holdings plc (United
              Kingdom) 7.35%,
              11/27/32 (e).................         514
  2,000     Huntington National Bank 8.00%,
              04/01/10.....................       2,293
    700     Key Bank NA 5.70%, 08/15/12....         751
  5,000     KEY Bank USA NA 7.55%,
              09/15/06.....................       5,191
  1,740     Marshall & Ilsley Corp. 4.38%,
              08/01/09.....................       1,754
    500     Mellon Funding Corp. 6.38%,
              02/15/10.....................         538
  1,500     National City Bank 4.63%,
              05/01/13.....................       1,516
  1,500     National Westminster Bank plc
              (United Kingdom) 7.38%,
              10/01/09.....................       1,684
            Popular North America, Inc.
    825     4.25%, 04/01/08................         825
    500     Series E, 6.13%, 10/15/06......         510
  2,035     Royal Bank of Canada (Canada)
              3.88%, 05/04/09..............       2,023
  2,500     SunTrust Banks, Inc. 6.00%,
              02/15/26.....................       2,813
    500     UnionBanCal Corp. 5.25%,
              12/16/13.....................         516
  2,000     U.S. Bancorp 7.50%, 06/01/26...       2,622
            Wells Fargo & Co.
  1,000     4.20%, 01/15/10 (c)............         999
  1,500     5.90%, 05/21/06 (c)............       1,524
  1,500     6.38%, 08/01/11 (c)............       1,659
  1,000     Wells Fargo Bank NA 6.45%,
              02/01/11.....................       1,103
                                             ----------
                                                 52,307
                                             ----------
Commercial Services & Supplies (0.4%):
  1,000     Allied Waste North America
              Series B, 8.88%, 04/01/08....       1,050
    750     Corrections Corp. of America
              6.25%, 03/15/13..............         745

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Commercial Services & Supplies, continued:
    500     NationsRent Cos., Inc. 9.50%,
              10/15/10.....................         545
  1,300     PHH Corp. 7.13%, 03/01/13......       1,442
    530     Phoenix Color Corp. 10.38%,
              02/01/09 (c).................         492
    750     United Rentals North America,
              Inc. 6.50%, 02/15/12.........         738
                                             ----------
                                                  5,012
                                             ----------
Communications Equipment (0.0%) (g):
    500     Corning, Inc.
            6.20%, 03/15/16................         522
                                             ----------
Computers & Peripherals (0.2%):
            International Business Machines
              Corp.
  1,000     5.39%, 01/22/09................       1,038
    650     7.00%, 10/30/25................         802
    500     Seagate Technology HDD Holdings
              (Cayman Islands) 8.00%,
              05/15/09.....................         532
                                             ----------
                                                  2,372
                                             ----------
Construction Materials (0.1%):
  1,300     Hanson Australia Funding Ltd.
              (Australia) 5.25%,
              03/15/13.....................       1,334
                                             ----------
Consumer Finance (1.8%):
  3,000     American Express Credit Corp.
              3.00%, 05/16/08..............       2,909
    200     Capital One Bank 4.88%,
              05/15/08.....................         203
            General Motors Acceptance Corp.
  1,300     6.13%, 09/15/06................       1,301
  2,800     7.25%, 03/02/11................       2,625
            HSBC Finance Corp.
  7,200     5.88%, 02/01/09................       7,558
    500     6.38%, 11/27/12................         553
  1,000     6.50%, 11/15/08................       1,067
  1,000     7.25%, 05/15/06................       1,027
            International Lease Finance
              Corp.
    500     4.00%, 01/17/06................         500
    190     4.50%, 05/01/08................         191
  1,000     5.63%, 06/01/07 (c)............       1,025
    210     5.88%, 05/01/13 (c)............         223
  2,000     John Deere Capital Corp. 4.63%,
              04/15/09.....................       2,027
    350     MBNA America Bank N.A. 5.38%,
              01/15/08 (c).................         360
  1,250     SLM Corp. 3.50%, 09/30/06......       1,238

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Consumer Finance, continued:
    600     Standard Credit Card Master
              Trust Series A, 7.25%,
              04/08/06.....................         615
    750     Thornburg Mortgage, Inc. (REIT)
              8.00%, 05/15/13..............         769
                                             ----------
                                                 24,191
                                             ----------
Containers & Packaging (0.2%):
            Ball Corp.
    250     6.88%, 12/15/12................         263
    750     7.75%, 08/01/06................         776
    750     Norampac, Inc. (Canada) 6.75%,
              06/01/13.....................         752
            Owens Brockway Glass Container,
              Inc.
    250     7.75%, 05/15/11................         266
    500     8.88%, 02/15/09................         531
                                             ----------
                                                  2,588
                                             ----------
Distributors (0.1%):
    750     Ingram Micro, Inc. 9.88%,
              08/15/08.....................         789
     85     Wesco Distribution, Inc. Series
              B, 9.13%, 06/01/08...........          87
                                             ----------
                                                    876
                                             ----------
Diversified Financial Services (4.3%):
            Associates Corp. of N. America
  1,000     6.25%, 11/01/08................       1,064
  6,000     8.15%, 08/01/09................       6,865
    500     Series B, 7.95%, 02/15/10......         570
    280     Canadian Pacific Ltd. (Canada)
              9.45%, 08/01/21..............         412
            CIT Group, Inc.
  3,450     4.13%, 02/21/06................       3,456
  1,325     6.88%, 11/01/09................       1,450
  1,000     7.75%, 04/02/12................       1,173
    750     CIT Group, Inc. 7.25%,
              08/15/05.....................         753
  5,000     Citigroup, Inc. 6.25%,
              12/01/05.....................       5,045
  6,500     Corestates Capital Trust I
              8.00%, 12/15/26 (e)..........       7,040
    500     Eircom Funding Corp. (Ireland)
              8.25%, 08/15/13 (c)..........         543
            General Electric Capital Corp.
  1,000     4.38%, 11/21/11................         999
  1,100     6.75%, 03/15/32................       1,357
  5,000     Series A, 2.80%, 01/15/07......       4,912
    500     Series A, 3.50%,
              05/01/08 (c).................         492
    885     Series A, 4.25%, 01/15/08......         888
  1,750     Series A, 5.88%,
              02/15/12 (c).................       1,892
    700     Series A, 6.00%, 06/15/12......         764
  1,750     Series A, 6.13%, 02/22/11......       1,901

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Financial Services, continued:
    750     General Motors Acceptance Corp.
              6.13%, 01/22/08 (c)..........         726
  2,000     John Hancock Global Funding II
              3.50%, 01/30/09 (e)..........       1,950
  6,000     MassMutual Global Funding II
              3.50%, 03/15/10 (e)..........       5,781
            New York Life Global Funding
  1,000     3.88%, 01/15/09 (e)............         992
  1,250     5.38%, 09/15/13 (c) (e)........       1,316
            Principal Life Global Funding I
  2,500     2.80%, 06/26/08 (e)............       2,413
  1,000     5.13%, 06/28/07 (e)............       1,016
  1,615     Textron Financial Corp. 4.60%,
              05/03/10.....................       1,630
                                             ----------
                                                 57,400
                                             ----------
Diversified Telecommunication Services (1.5%):
    100     BellSouth Corp. 6.88%,
              10/15/31 (c).................         118
  2,000     British Telecommunications plc
              (United Kingdom) 8.37%,
              12/15/10.....................       2,368
    750     Citizens Communications Co.
              6.25%, 01/15/13..............         726
    400     GTE Corp. 7.90%, 02/01/27......         433
    500     Insight Midwest LP 10.50%,
              11/01/10.....................         530
  1,000     Liberty Media Corp. 7.88%,
              07/15/09 (c).................       1,067
    500     Mastec, Inc. 7.75%, 02/01/08...         491
            MCI, Inc.
    111     6.91%, 05/01/07................         112
    111     7.69%, 05/01/09................         115
     95     8.73%, 05/01/14................         107
    500     New York Telephone Co. 6.13%,
              01/15/10.....................         525
    756     Nynex Corp. 9.55%, 07/12/06....         846
  1,000     Qwest Corp. 7.88%,
              09/01/11 (e).................       1,042
            Sprint Capital Corp.
  1,600     6.00%, 01/15/07 (c)............       1,640
  1,000     7.63%, 01/30/11................       1,142
    370     8.38%, 03/15/12................         445
    800     8.75%, 03/15/32................       1,113
  1,250     TELUS Corp. (Canada) 8.00%,
              06/01/11.....................       1,462
    270     United Telephone Co. of Florida
              Series HH, 8.38%, 01/15/25...         355

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 58

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Telecommunication Services, continued:
  1,500     Verizon Florida, Inc. Series F,
              6.13%, 01/15/13..............       1,608
  2,500     Bell Telephone Co. Pennsylvania
              8.35%, 12/15/30..............       3,339
                                             ----------
                                                 19,584
                                             ----------
Electric Utilities (1.7%):
    890     Alabama Power Co. Series Y,
              2.80%, 12/01/06..............         875
    200     Allete, Inc. 7.50%, 08/01/07...         200
    600     American Electric Power Co.,
              Inc. Series A, 6.13%,
              05/15/06.....................         611
            Carolina Power & Light Co.
  1,250     5.13%, 09/15/13................       1,290
  1,000     5.95%, 03/01/09................       1,053
  1,000     Cleco Corp. 7.00%, 05/01/08....       1,046
  1,000     Consolidated Edison Co. of New
              York 4.70%, 06/15/09.........       1,017
  1,555     Constellation Energy Group,
              Inc. 6.35%, 04/01/07.........       1,609
    400     Dominion Resources, Inc. Series
              B, 6.25%, 06/30/12...........         434
    750     DPL, Inc. 8.25%, 03/01/07......         791
  1,000     DTE Energy Co. Series A, 6.65%,
              04/15/09.....................       1,077
            Duke Energy Corp.
  2,500     4.20%, 10/01/08 (c)............       2,491
  1,000     5.63%, 11/30/12 (c)............       1,061
  2,400     Exelon Corp. 6.75%, 05/01/11...       2,665
    500     FPL Energy National Wind 6.13%,
              03/25/19 (e).................         485
    750     Midamerican Energy Holdings Co.
              7.23%, 09/15/05..............         755
            Nevada Power Co.
    125     6.50%, 04/15/12................         131
    375     8.25%, 06/01/11................         423
  1,000     Northeast Utilities 3.30%,
              06/01/08.....................         968
    900     NorthWestern Corp. 5.88%,
              11/01/14 (e).................         922
    250     Pacificorp 7.24%, 08/16/23.....         301
    750     Sierra Pacific Power Co. 6.25%,
              04/15/12.....................         771
    500     TECO Energy, Inc. 6.75%,
              05/01/15 (c) (e).............         530
    600     Texas-New Mexico Power Co.
              6.13%, 06/01/08..............         612
                                             ----------
                                                 22,118
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Electronic Equipment & Instruments (0.1%):
    500     Avnet, Inc. 9.75%, 02/15/08....         555
  1,000     Flextronics International Ltd.
              (Singapore) 6.50%,
              05/15/13 (c).................       1,035
                                             ----------
                                                  1,590
                                             ----------
Energy Equipment & Services (0.4%):
    650     Compagnie Generale de
              Geophysique S.A. (France)
              7.50%, 05/15/15 (e)..........         678
    500     Grant Prideco Escrow Corp.
              9.00%, 12/15/09..............         548
  2,570     Oslo Seismic Services, Inc.
              8.28%, 06/01/11..............       2,734
    500     Petroleum Geo-Services ASA
              (Norway) 10.00%, 11/05/10....         560
    875     Pride International, Inc.
              7.38%, 07/15/14..............         960
                                             ----------
                                                  5,480
                                             ----------
Food & Staples Retailing (0.3%):
    500     Ahold Finance USA, Inc. 8.25%,
              07/15/10 (c).................         550
  1,650     Albertson's, Inc. 6.95%,
              08/01/09.....................       1,782
    500     Delhaize America, Inc. 7.38%,
              04/15/06.....................         511
            Kroger Co. (The)
    600     7.80%, 08/15/07 (c)............         641
  1,000     8.05%, 02/01/10................       1,138
                                             ----------
                                                  4,622
                                             ----------
Food Products (0.7%):
    500     Corn Products International,
              Inc. 8.25%, 07/15/07.........         537
    500     Cosan S.A. Industria e Comercio
              (Brazil) 9.00%, 11/01/09 (c)
              (e)..........................         517
    500     Dole Food Co., Inc. 7.25%,
              06/15/10.....................         507
  4,580     Grand Metropolitan Investment
              Corp. (United Kingdom) 7.45%,
              04/15/35.....................       6,237
    500     Smithfield Foods, Inc. Series
              B, 7.75%, 05/15/13 (c).......         545
    400     Tyson Foods, Inc. 7.25%,
              10/01/06.....................         415
                                             ----------
                                                  8,758
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Gas Utilities (0.4%):
    650     Amerigas Partners LP 7.25%,
              05/20/15 (e).................         676
    500     Holly Energy Partners LP 6.25%,
              03/01/15 (e).................         487
  1,000     KeySpan Gas East Corp. 7.88%,
              02/01/10.....................       1,145
    500     Pacific Energy Partners LP
              7.13%, 06/15/14..............         521
    500     Plains All American Pipeline LP
              7.75%, 10/15/12..............         582
            SEMCO Energy, Inc.
    500     7.13%, 05/15/08................         509
    250     7.75%, 05/15/13 (c)............         261
    835     Southern California Gas Co.
              4.38%, 01/15/11..............         834
                                             ----------
                                                  5,015
                                             ----------
Health Care Equipment & Supplies (0.5%):
  3,000     Beckman Coulter, Inc. 7.05%,
              06/01/26.....................       3,707
    350     Fresenius Medical Care Capital
              Trust 7.88%, 06/15/11 (c)....         376
  1,000     Fisher Scientific
              International, Inc. 6.75%,
              08/15/14 (c).................       1,045
    750     PerkinElmer, Inc. 8.88%,
              01/15/13 (c).................         834
                                             ----------
                                                  5,962
                                             ----------
Health Care Providers & Services (0.2%):
    900     Coventry Health Care, Inc.
              5.88%, 01/15/12 (c)..........         916
  1,000     HCA, Inc. 8.75%, 09/01/10......       1,136
    500     Stewart Enterprises, Inc.
              6.25%, 02/15/13 (e)..........         495
                                             ----------
                                                  2,547
                                             ----------
Hotels, Restaurants & Leisure (0.5):
    850     Bally Total Fitness Holding
              Corp. Series D, 9.88%,
              10/15/07 (c).................         742
    500     Caesars Entertainment, Inc.
              7.50%, 09/01/09..............         551
    500     Intrawest Corp. (Canada) 7.50%,
              10/15/13.....................         513
            La Quinta Properties, Inc.
    400     7.00%, 08/15/12 (c)............         414
    500     8.88%, 03/15/11................         541
  1,000     MGM Mirage, Inc. 6.00%,
              10/01/09.....................       1,005
    750     Mohegan Tribal Gaming Authority
              7.13%, 08/15/14..............         786
    250     Pinnacle Entertainment, Inc.
              8.25%, 03/15/12..............         260

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Hotels, Restaurants & Leisure, continued:
    750     Speedway Motorsports, Inc.
              6.75%, 06/01/13..............         772
    750     Station Casinos, Inc. 6.00%,
              04/01/12.....................         761
                                             ----------
                                                  6,345
                                             ----------
Household Durables (0.1%):
    387     Home Products International,
              Inc. 9.63%, 05/15/08.........         339
  1,000     KB Home 5.75%, 02/01/14 (c)....         991
                                             ----------
                                                  1,330
                                             ----------
Industrial Conglomerates (0.2%):
    300     Ingersoll-Rand Co., Ltd. 7.20%,
              06/01/25.....................         347
  1,300     Tyco International LTD 7.20%,
              10/15/08.....................       1,409
  1,000     Tyco International Group S.A.
              (Bermuda) 6.38%, 10/15/11....       1,098
                                             ----------
                                                  2,854
                                             ----------
Insurance (1.6%):
  1,000     American International Group,
              Inc. 4.25%, 05/15/13 (c).....         970
            ASIF Global Financing
  1,200     2.50%, 01/30/07 (e)............       1,168
  1,125     2.65%, 01/17/06 (e)............       1,117
  1,000     3.90%, 10/22/08 (e)............         982
  1,350     Berkshire Hathaway Finance
              Corp. 4.20%, 12/15/10 (c)....       1,340
    500     Crum & Forster Holdings Corp.
              10.38%, 06/15/13.............         543
    500     Fairfax Financial Holdings Ltd.
              (Canada) 7.75%,
              04/26/12 (c).................         475
    250     Lion Connecticut Holdings, Inc.
              7.63%, 08/15/26..............         320
    500     Metropolitan Life Global
              Funding I 5.20%,
              09/18/13 (e).................         522
    500     MGIC Investment Corp. 6.00%,
              03/15/07.....................         515
  5,000     MIC Financing Trust I 8.38%,
              02/01/27 (e).................       5,240
  1,350     Monumental Global Funding II
              4.38%, 07/30/09 (c) (e)......       1,352
  2,000     Monumental Global Funding III
              5.20%, 01/30/07 (e)..........       2,037
  2,015     Pacific Life Global Funding
              3.75%, 01/15/09 (e)..........       1,985
  2,100     Protective Life Secured Trust
              4.00%, 04/01/11..............       2,065
    419     SunAmerica, Inc. 8.13%,
              04/28/23 (c).................         555

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 60

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Insurance, continued:
    400     Torchmark Corp. 7.88%,
              05/15/23.....................         514
    275     XL Capital Ltd. (Cayman
              Islands) 5.25%,
              09/15/14 (c).................         279
                                             ----------
                                                 21,979
                                             ----------
Internet Software & Services (0.0%): (g)
    676     EXDS, Inc. 10.75%, 12/15/09 (d)
              (f)..........................          --(h)
                                             ----------
IT Services (0.0%) (g):
    450     Iron Mountain, Inc. 8.63%,
              04/01/13 (c).................         466
                                             ----------
Leisure Equipment & Products (0.1%):
    400     Brunswick Corp. 7.38%,
              09/01/23.....................         499
    500     K2, Inc. 7.38%, 07/01/14.......         527
    499     Riddell Bell Holdings, Inc.
              5.04%, 09/30/11..............         501
                                             ----------
                                                  1,527
                                             ----------
Machinery (0.1%):
    500     Case New Holland, Inc. 9.25%,
              08/01/11 (e).................         525
    491     Ormat Funding Corp. 8.25%,
              12/30/20.....................         496
    500     Valmont Industries, Inc. 6.88%,
              05/01/14.....................         500
                                             ----------
                                                  1,521
                                             ----------
Marine (0.1%):
    750     CP Ships Ltd. (United Kingdom)
              10.38%, 07/15/12 (c).........         840
            Stena AB (Sweden)
    400     7.50%, 11/01/13 (c)............         394
    300     9.63%, 12/01/12................         327
    500     Ultrapetrol Bahamas Ltd.
              (Bahamas) 9.00%, 11/24/14....         443
                                             ----------
                                                  2,004
                                             ----------
Media (1.7%):
    750     Viacom, Inc. 8.63%,
              08/01/12 (c).................         878
  1,000     Charter Communications Holdings
              LLC 10.25%, 01/15/10 (c).....         742
            Comcast Cable Communications
              Holdings, Inc.
  4,000     8.38%, 05/01/07................       4,291
    240     9.46%, 11/15/22................         340
            CSC Holdings, Inc.
  1,500     7.25%, 07/15/08................       1,504
    750     Series B, 8.13%, 07/15/09......         759
    500     DirecTV Holdings LLC 6.38%,
              06/15/15 (e).................         497

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Media, continued:
    500     Echostar DBS Corp. 5.75%,
              10/01/08.....................         497
    200     Mediacom LLC 9.50%,
              01/15/13 (c).................         199
    800     News America Holdings, Inc.
              7.75%, 01/20/24..............         960
    600     News America, Inc. 6.75%,
              01/09/38.....................         681
    250     Reader's Digest Association,
              Inc. (The) 6.50%, 03/01/11...         254
    500     Rogers Cable, Inc. (Canada)
              6.25%, 06/15/13..............         499
  1,000     Spanish Broadcasting System
              9.63%, 11/01/09..............       1,049
  1,500     Tele-Communications -- TCI
              Group 9.80%, 02/01/12........       1,911
  1,800     Thomson Corp. (The) (Canada)
              4.25%, 08/15/09..............       1,782
            Time Warner Entertainment Co.
              LP
  1,000     8.88%, 10/01/12................       1,235
    750     10.15%, 05/01/12...............         970
            Time Warner, Inc.
    470     7.70%, 05/01/32................         595
    375     8.18%, 08/15/07................         403
  1,000     9.15%, 02/01/23................       1,373
    700     Viacom, Inc. 7.70%, 07/30/10...         781
    500     Videotron Ltee (Canada) 6.88%,
              01/15/14.....................         509
                                             ----------
                                                 22,709
                                             ----------
Metals & Mining (0.3%):
    500     AK Steel Corp. 7.88%,
              02/15/09.....................         455
  2,700     Newmont Gold Co. 8.91%,
              01/05/09.....................       2,856
    750     Russel Metals, Inc. (Canada)
              6.38%, 03/01/14..............         701
    421     U.S. Steel Corp. 9.75%,
              05/15/10 (c).................         455
                                             ----------
                                                  4,467
                                             ----------
Multi-Utilities (0.7%):
    625     AES Corp. (The) 9.50%,
              06/01/09 (c).................         697
  1,500     Calpine Canada Energy Finance
              ULC 8.50%, 05/01/08 (c)......       1,080
  1,250     Dominion Resources, Inc. Series
              A, 8.13%, 06/15/10...........       1,440
    496     Dynegy Holdings, Inc. FRN,
              6.07%, 05/28/10..............         500
  1,000     Edison Mission Energy 9.88%,
              04/15/11 (c).................       1,171

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Multi-Utilities, continued:
    653     FPL Energy Wind Funding LLC
              6.88%, 06/27/17 (e)..........         661
    500     Mirant Americas Generation LLC
              8.30%, 05/01/11 (c) (d)......         574
    500     PSEG Energy Holdings LLC 7.75%,
              04/16/07.....................         516
  1,400     PSEG Power LLC 7.75%,
              04/15/11.....................       1,614
                                             ----------
                                                  8,253
                                             ----------
Office Electronics (0.0%) (g):
    300     Pitney Bowes, Inc. 3.88%,
              06/15/13.....................         288
                                             ----------
Oil, Gas & Consumable Fuels (1.0%):
  1,500     BP Capital Markets plc 2.75%,
              12/29/06 (c).................       1,476
            Chesapeake Energy Corp.
    250     6.88%, 01/15/16................         261
    500     7.50%, 09/15/13................         541
    500     Citgo Petroleum Corp. 6.00%,
              10/15/11 (c).................         499
  3,000     ConocoPhillips 8.75%,
              05/25/10.....................       3,574
    500     El Paso Natural Gas Co. Series
              A, 7.63%, 08/01/10...........         528
    500     Evergreen Resources, Inc.
              5.88%, 03/15/12..............         497
    500     Hornbeck Offshore Services,
              Inc. 6.13%, 12/01/14.........         506
    250     Plains Exploration & Production
              Co. 7.13%, 06/15/14 (c)......         267
    750     Pogo Producing Co. 6.63%,
              03/15/15 (e).................         774
            Premcor Refining Group, Inc.
              (The)
    250     7.50%, 06/15/15................         274
    500     9.50%, 02/01/13................         575
  1,159     Ras Laffan Liquefied Natural
              Gas Co., Ltd. (Qatar) 7.63%,
              12/15/05 (e).................       1,189
    825     Ultramar Diamond Shamrock Corp.
              6.75%, 10/15/37..............         915
  1,349     USX Corp. Consolidated 6.65%,
              02/01/06.....................       1,369
                                             ----------
                                                 13,245
                                             ----------
Paper & Forest Products (0.6%):
            Abitibi-Consolidated, Inc.
              (Canada)
    500     6.00%, 06/20/13 (c)............         460
    500     FRN, 6.91%, 06/15/11...........         496
    750     Bowater, Inc. 6.50%,
              06/15/13 (c).................         741

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Paper & Forest Products, continued:
  1,000     Buckeye Technologies, Inc.
              9.25%, 09/15/08 (c)..........       1,000
            Cascades, Inc. (Canada)
    500     7.25%, 02/15/13................         489
    250     7.25%, 02/15/13 (e)............         244
  1,050     International Paper Co. 5.85%,
              10/30/12.....................       1,098
    500     MeadWestvaco Corp. 6.85%,
              04/01/12 (c).................         561
    350     Norske Skog Canada Ltd.
              (Canada) 8.63%, 06/15/11.....         361
    750     Pope & Talbot, Inc. 8.38%,
              06/01/13.....................         742
    500     Tembec Industries, Inc.
              (Canada) 8.63%,
              06/30/09 (c).................         408
    700     Union Camp Corp. 6.50%,
              11/15/07.....................         733
            Weyerhaeuser Co.
     97     6.13%, 03/15/07 (c)............         100
    500     7.50%, 03/01/13 (c)............         570
                                             ----------
                                                  8,003
                                             ----------
Pharmaceuticals (0.1%):
    750     Biovail Corp. (Canada) 7.88%,
              04/01/10 (c).................         767
                                             ----------
Real Estate (0.8%):
            EOP Operating LP
    700     6.75%, 02/15/12................         771
    750     7.25%, 02/15/18................         877
    250     ERP Operating LP 4.75%,
              06/15/09.....................         252
    750     Forest City Enterprises, Inc.
              7.63%, 06/01/15 (c)..........         802
            Host Marriott LP (REIT)
    500     7.00%, 08/15/12 (c)............         519
    250     6.38%, 03/15/15 (e)............         248
            Istar Financial, Inc. (REIT)
    250     6.00%, 12/15/10................         260
    250     Series B, 4.88%, 01/15/09......         249
  5,055     Socgen Real Estate Co. LLC
              (France) VAR, 7.64%,
              09/30/07 (e).................       5,409
    600     Spieker Properties, Inc. 7.25%,
              05/01/09.....................         656
            Ventas Realty LP
    250     6.63%, 10/15/14................         251
    500     9.00%, 05/01/12................         575
                                             ----------
                                                 10,869
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 62

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Road & Rail (1.2%):
            Burlington Northern Santa Fe
              Corp.
    775     6.13%, 03/15/09................         823
    500     7.13%, 12/15/10................         564
            Burlington Northern Santa Fe
              Railway Co.
    946     7.91%, 01/15/20................       1,133
  1,800     CSX Corp. 7.45%, 05/01/07......       1,900
            FedEx Corp.
  3,577     7.85%, 01/30/15................       3,934
  1,000     9.65%, 06/15/12................       1,285
            Hertz Corp.
  4,000     6.50%, 05/15/06 (c)............       4,002
  2,500     6.63%, 05/15/08................       2,490
                                             ----------
                                                 16,131
                                             ----------
Semiconductors & Semiconductor Equipment (0.1%):
    750     Freescale Semiconductor, Inc.
              6.88%, 07/15/11 (c)..........         795
            MagnaChip Semiconductor S.A.
              (Luxembourg)
    300     FRN, 6.66%, 12/15/11 (e).......         297
    300     6.88%, 12/15/11 (c) (e)........         294
    500     STATS ChipPAC Ltd. (Singapore)
              6.75%, 11/15/11 (e)..........         480
                                             ----------
                                                  1,866
                                             ----------
Specialty Retail (0.0%) (g):
    500     Michaels Stores, Inc. 9.25%,
              07/01/09.....................         523
  1,000     Quality Stores, Inc. 10.63%,
              04/01/07 (d) (f).............          --(h)
                                             ----------
                                                    523
                                             ----------
Supranational (0.0%) (g):
    600     Corp. Andina de Fomento
              (Supranational)
            5.20%, 05/21/13................         614
                                             ----------
Textiles, Apparel & Luxury Goods (0.1%):
    500     Brown Shoe Co., Inc. 8.75%,
              05/01/12 (e).................         521
    300     Levi Strauss & Co. 12.25%,
              12/15/12.....................         328
                                             ----------
                                                    849
                                             ----------
Thrifts & Mortgage Finance (0.3%):
  2,375     Washington Mutual, Inc. 4.20%,
              01/15/10.....................       2,356
  2,000     World Savings Bank FSB 4.50%,
              06/15/09.....................       2,017
                                             ----------
                                                  4,373
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Tobacco (0.0%) (g):
    500     RJ Reynolds Tobacco Holdings,
              Inc. 6.50%, 07/15/10 (e).....         499
                                             ----------
Wireless Telecommunication Services (0.1%):
  1,250     New Cingular Wireless Services,
              Inc.
            7.88%, 03/01/11................       1,453
    500     Rogers Wireless Communications,
              Inc. (Canada) 6.38%,
              03/01/14 (a).................         509
                                             ----------
                                                  1,962
                                             ----------
    Total Corporate Bonds (Cost $430,504)       445,410
                                             ----------
LOAN PARTICIPATIONS (0.4%):
            Celanase B Loan (Germany) VAR,
    246     5.74%, 04/01/11................         250
     99     5.74%, 04/01/11................         100
    154     5.74%, 04/01/11................         156
            Countrywide Home Loans, Inc.
              VAR,
  1,000     3.25%, 05/21/08 (c)............         971
  1,500     6.88%, 09/15/05................       1,509
  1,000     Series E, 7.20%, 10/30/06......       1,038
    750     Series K, 5.50%. 02/01/07......         765
                                             ----------
    Total Loan Participations (Cost $4,795)       4,789
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (8.2%):
            Federal Home Loan Mortgage
              Corp. Conventional Pools
     13     7.50%, 02/01/17-06/01/17.......          14
    102     8.00%, 08/01/08-02/01/10.......         107
      5     8.25%, 09/01/08................           5
     11     8.75%, 04/01/08................          11
     74     9.25%, 05/01/12................          78
     19     10.25%, 06/01/09...............          20
     56     12.00%, 10/06/05-10/03/07......          62
      9     12.50%, 01/01/14...............           9
      1     13.00%, 06/01/14...............           1
      1     13.50%, 01/01/11-10/01/12......           1
      7     14.50%, 12/01/10-12/01/11......           8
      2     14.75%, 03/01/10...............           2
      3     15.00%, 03/01/11...............           4
            Federal Home Loan Mortgage
              Corp. Gold Pools
  8,709     4.00%, 11/03/09-03/30/10.......       8,523
    987     6.00%, 02/01/29................       1,014
 11,293     6.50%, 07/06/08-03/01/32.......      11,744
  4,569     7.00%, 10/11/06-
              08/01/29 (m).................       4,813
  1,207     7.50%, 07/14/05-10/01/30.......       1,278
    517     8.00%, 02/01/08-03/01/30.......         557
    142     8.50%, 01/01/08-06/01/10.......         148
     48     9.00%, 02/01/10................          48

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
            Federal National Mortgage
              Association Conventional
              Pools
 17,335     3.50%, 09/01/18-07/07/19.......      16,411
 23,232     4.00%, 08/04/09-12/01/18.......      22,937
  1,354     4.50%, 05/03/09................       1,349
  7,813     5.00%, 07/29/07-07/29/08.......       7,908
 11,265     5.50%, 03/21/09-08/01/34.......      11,431
  3,244     6.00%, 01/01/14-01/01/34.......       3,341
  7,002     6.50%, 05/01/13-07/01/29.......       7,283
     23     7.00%, 12/05/05-03/01/28.......          24
  1,015     7.50%, 02/01/12-03/01/27.......       1,072
    556     8.00%, 01/01/16................         593
  1,527     8.50%, 03/19/06-12/01/25.......       1,622
     31     9.00%, 03/01/17-04/01/25.......          34
    111     12.50%, 09/25/05...............         125
            Government National Mortgage
              Association Various Pools
  1,809     6.00%, 11/15/28................       1,871
  2,300     6.50%, 02/15/28-10/15/29.......       2,407
    452     7.00%, 01/15/23-02/15/28.......         479
    414     7.25%, 07/15/21-01/15/28.......         444
    763     7.50%, 06/15/07-09/15/29.......         819
     28     7.75%, 02/15/27................          30
    522     8.00%, 09/10/06-04/20/28.......         558
     26     8.50%, 11/15/25................          29
    523     9.00%, 12/07/05-01/15/25.......         572
      6     10.00%, 11/15/20...............           7
      5     13.00%, 01/15/15...............           5
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $108,192)                             109,798
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (5.0%):
  1,500     Federal Home Loan Bank 5.09%,
              10/07/08.....................       1,554
  2,900     Federal Home Loan Mortgage
              Corp. 2.85%, 02/23/07........       2,851
    779     Federal Housing Authority
              7.43%, 08/01/20..............         794
            Federal National Mortgage
              Association
  5,000     5.75%, 02/15/08................       5,235
  7,500     6.13%, 03/15/12 (c)............       8,387
  1,935     6.25%, 02/01/11................       2,120
  2,000     8.20%, 03/10/16................       2,654
 65,000     Residual Funding -- STRIPS Zero
              Coupon, 10/15/19.............      34,496
            Resolution Funding Corp.
              Interest STRIPS
 10,000     Zero Coupon, 04/15/19..........       5,416
  5,000     Zero Coupon, 10/15/19..........       2,641
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $55,489)                               66,148
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. TREASURY OBLIGATIONS (23.4%):
            U.S. Treasury Bonds
 11,100     7.13%, 02/15/23 (c)............      15,001
  2,700     7.25%, 08/15/22 (c)............       3,674
  1,500     7.50%, 11/15/16 (c)............       1,966
  7,125     8.00%, 11/15/21 (c)............      10,266
  5,000     8.13%, 08/15/19................       7,085
 12,685     8.13%, 05/15/21 (c)............      18,366
 12,300     8.13%, 08/15/21 (c)............      17,856
  6,000     8.75%, 05/15/20 (c)............       8,998
 10,925     8.88%, 08/15/17 (c)............      15,878
 14,000     9.00%, 11/15/18 (c)............      20,916
 15,125     9.13%, 05/15/18 (c)............      22,627
  6,385     10.38%, 11/15/12 (c)...........       7,344
 37,130     10.75%, 08/15/05...............      37,482
 41,595     12.75%, 11/15/10 (m)...........      43,028
            U.S. Treasury Inflation Indexed
              Bonds
  3,193     3.38%, 01/15/07 (c)............       3,294
  1,203     3.63%, 04/15/28 (c)............       1,616
  2,373     3.88%, 01/15/09................       2,582
            U.S. Treasury Notes
 10,000     1.88%, 01/31/06 (c)............       9,912
 20,000     2.00%, 08/31/05 (c)............      19,960
  9,000     5.63%, 05/15/08 (c)............       9,475
  2,700     6.50%, 02/15/10 (c)............       3,013
 20,000     6.88%, 05/15/06 (c)............      20,574
            U.S. Treasury STRIPS
  5,000     IO, 02/15/11 (c)...............       4,053
  7,500     IO, 05/15/12...................       5,763
  1,000     IO, 02/15/13 (c)...............         742
    308     IO, 05/15/13 (c)...............         226
  1,040     IO, 05/15/18...................         603
                                             ----------
  Total U.S. Treasury Obligations (Cost
    $283,364)                                   312,300
                                             ----------
TAXABLE MUNICIPAL BONDS (0.3%):
            Illinois
  3,460     State of Illinois, Taxable
              Pension GO, 5.10%,
              06/01/33.....................
  Total Taxable Municipal Bonds (Cost
    $3,460)                                       3,594
                                             ----------
FOREIGN GOVERNMENT SECURITIES (0.3%):
            United Mexican States (Mexico)
    430     4.63%, 10/08/08................         434
  1,300     6.38%, 01/16/13................       1,392
    700     6.63%, 03/03/15 (c)............         770
  1,350     7.50%, 04/08/33 (c)............       1,559
                                             ----------
  Total Foreign Government Securities (Cost
    $3,801)                                       4,155
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

\
 64

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
COMMON STOCKS (0.3%):
Diversified Telecommunication Services (0.1%):
      1     AboveNet, Inc. (a).............          35
      7     Cincinnati Bell, Inc. (a)......          31
     30     RCN Corp. (a)..................         699
                                             ----------
                                                    765
                                             ----------
Media (0.0%) (g):
      3     Classic HoldCo. LLC (f)........         241
                                             ----------
Multi-Utilities & Unregulated Power (0.2%):
     76     NRG Energy, Inc. (a) (c).......       2,843
                                             ----------
Trading Companies & Distributors (0.0%) (g):
     67     NES Rentals Holdings, Inc.
              (a)..........................         637
                                             ----------
  Total Common Stocks (Cost $7,637)               4,486
                                             ----------
PREFERRED STOCKS (0.1%):
Industrial Conglomerates (0.0%) (g):
     --(h)  Polymer Group, Inc. 16.00% (a)
              (f)..........................         195
                                             ----------
Media (0.0%) (g):
     --(h)  Cebridge Connections Holdings
              LLC (f)......................         204
                                             ----------
Construction Materials (0.1%):
     40     Oglebay Norton Co. 14.80%
              (a)..........................         600
                                             ----------
  Total Preferred Stocks (Cost $577)                999
                                             ----------
WARRANTS (0.0%) (G):
Diversified Telecommunication Services (0.0%) (g):
            Abovenet Communications, Inc.
     --(h)  09/08/08 (f)...................           4
     --(h)  09/08/10 (f)...................           3
            XO Communications, Inc.
      2     01/16/10.......................          --(h)
      4     01/16/10.......................           1
                                             ----------
  Total Warrants (Cost $224)...............           8
                                             ----------
  Total Long Term Investments (Cost
    $1,263,851)                               1,323,422
                                             ----------
SHORT-TERM INVESTMENTS (0.5%):
INVESTMENT COMPANY (0.5%):
  7,207     JPMorgan Liquid Assets Money
              Market Fund (b)..............
  Total Short Term Investments (Cost
    $7,207)                                       7,207
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (19.0%):
Bank Notes (1.5%):
 10,000     U.S. Bank N.A. 3.19%,
              07/28/05.....................      10,000
 10,000     World Savings Bank FSB 3.41%,
              09/15/05.....................      10,000
                                             ----------
                                                 20,000
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Certificates of Deposit (2.6%):
  4,997     Bank of New York 3.25%,
              08/02/05.....................       4,997
 14,600     Canadian Imperial Bank of
              Commerce 3.28%, 07/15/05.....      14,600
  4,600     Deutsche Bank Financial, Inc.
              3.60%, 07/01/05..............       4,600
  9,999     Fifth Third Bancorp 3.30%,
              07/01/05.....................       9,999
                                             ----------
                                                 34,196
                                             ----------
Commercial Paper (0.1%):
  1,000     Goldman Sachs Group, Inc.
              3.52%, 07/01/05..............       1,000
                                             ----------
Master Notes (2.1%):
 14,000     Lehman Brothers Holdings, Inc.
              FRN, 3.59%, 07/01/05.........      14,000
 14,000     Morgan Stanley Group, Inc. FRN,
              3.62%, 07/01/05..............      14,000
                                             ----------
                                                 28,000
                                             ----------
Medium Term Notes (7.0%):
 14,999     Bear Stearns Cos., Inc. (The)
              FRN, 3.64%, 07/01/05.........      14,999
 10,000     Berkshire Hathaway Finance
              Corp. FRN, 3.18%, 07/11/05...      10,000
  7,499     CC USA, Inc. FRN, 3.60%,
              07/01/05.....................       7,499
  5,000     CC USA, Inc. FRN, 3.60%,
              07/01/05.....................       5,000
 10,000     General Electric Capital Corp.
              FRN, 3.58%, 07/01/05.........      10,000
 12,000     Greenwich Capital Financial
              Products FRN, 3.74%,
              07/01/05.....................      12,000
  4,999     K2 (USA) LLC FRN, 3.37%,
              07/01/05.....................       4,999
 15,000     Northern Rock plc FRN, 3.28%,
              07/13/05.....................      15,000
            Sigma Finance Corp.
  8,813     FRN, 3.59%, 07/01/05...........       8,813
  4,499     FRN, 3.61%, 07/01/05...........       4,499
  1,000     Wells Fargo & Co FRN, 3.36%,
              07/01/05.....................       1,000
                                             ----------
                                                 93,809
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN CORE PLUS BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
REPURCHASE AGREEMENT (5.7%):
 76,837     UBS Securities LLC, 3.40%,
              dated 6/30/05, due 07/01/05,
              repurchase price $76,884,
              collateralized by U.S.
              Government Agency Securities
              and U.S. Treasury
              Obligations..................      76,837
                                             ----------
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $253,842)           253,842
                                             ----------
TOTAL INVESTMENTS (118.6%)
  (Cost $1,524,900)                           1,584,471
LIABILITIES IN EXCESS OF OTHER ASSETS
(18.6%)                                        (248,431)
                                             ----------
NET ASSETS (100.0%)                          $1,336,040
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 66

JPMORGAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNT IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (97.2%):
COLLATERALIZED MORTGAGE OBLIGATIONS (38.7%):
Agency CMO (38.7%)
            Federal Home Loan Mortgage
              Corp.
    167     Series 1150, Class I, 7.00%,
              10/14/06.....................         167
    339     Series 1343, Class LA, 8.00%,
              05/03/08.....................         352
  2,438     Series 1367, Class K, 5.50%,
              10/07/08.....................       2,466
  2,549     Series 1489, Class I, 6.50%,
              03/14/06.....................       2,592
    459     Series 1591, Class E, 10.00%,
              10/14/23.....................         520
    632     Series 1604, Class MB, IF,
              11.06%, 11/15/08.............         671
    522     Series 1625, Class SC, IF,
              11.35%, 10/09/05.............         575
  2,107     Series 1633, Class Z, 6.50%,
              06/08/12.....................       2,237
  3,000     Series 1694, Class PK, 6.50%,
              01/06/13.....................       3,246
  8,837     Series 1785, Class A, 6.00%,
              05/18/14.....................       9,222
 10,072     Series 1985, Class PL, 6.50%,
              07/30/06 (m).................      10,224
  1,271     Series 1999, Class PU, 7.00%,
              04/11/09.....................       1,330
  2,657     Series 2031, Class PG, 7.00%,
              11/03/08.....................       2,790
  6,496     Series 2035, Class PC, 6.95%,
              10/26/08.....................       6,854
  5,973     Series 2064, Class PD, 6.50%,
              08/30/17 (m).................       6,201
    803     Series 2091, Class PF, 6.00%,
              02/15/27 (m).................         803
  3,370     Series 2095, Class PE, 6.00%,
              11/27/08.....................       3,528
    160     Series 2137, Class TM, 6.50%,
              01/15/28.....................         160
  1,701     Series 2152, Class BD, 6.50%,
              12/03/08.....................       1,778
  1,222     Series 2345, Class PQ, 6.50%,
              07/15/12.....................       1,276
  1,710     Series 2366, Class VG, 6.00%,
              02/03/07.....................       1,749
  4,000     Series 2367, Class ME, 6.50%,
              05/04/12.....................       4,248

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
 13,500     Series 2480, Class EJ, 6.00%,
              08/24/09.....................      14,257
  8,350     Series 2571, Class PV, 5.50%,
              02/06/09.....................       8,649
 15,000     Series 2578, Class PG, 5.00%,
              12/21/13.....................      15,350
 10,000     Series 2580, Class QM, 5.00%,
              07/23/12.....................      10,017
 10,000     Series 2631, Class TE, 4.50%,
              02/15/28.....................       9,899
  2,692     Series 2647, Class A, 3.25%,
              03/27/09.....................       2,557
  5,450     Series 2651, Class VZ, 4.50%,
              02/20/13.....................       5,305
  9,000     Series 2656, Class BG, 5.00%,
              04/29/14.....................       9,097
 10,000     Series 2684, Class PD, 5.00%,
              05/24/11.....................      10,129
  5,000     Series 2749, Class TD, 5.00%,
              02/17/11.....................       5,074
  4,730     Series 2780, Class TD, 5.00%,
              04/01/11.....................       4,792
  2,750     Series 2827, Class DG, 4.50%,
              07/15/19.....................       2,704
  5,000     Series 2827, Class TC, 5.00%,
              07/26/10.....................       5,073
  8,769     Series 2927, Class GA, 5.50%,
              10/15/34.....................       9,042
  5,000     Series 2929, Class PC, 5.00%,
              01/10/11.....................       5,055
  5,359     Series R001, Class AE, 4.38%,
              04/15/15.....................       5,362
    334     Federal Home Loan Mortgage
              Corp. STRIP Series 155, IO,
              7.00%, 01/12/09..............          72
            Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities Whole Loan
  4,407     Series T-54, Class 2A, 6.50%,
              09/27/07.....................       4,589
  3,438     Series T-56, Class A, PO,
              04/05/09.....................       2,948
  4,402     Federal National Mortgage
              Association Whole Loan Series
              2005-W1, Class 1A2, 6.50%,
              01/20/08.....................       4,604

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
            Federal National Mortgage
              Association
    552     Series 1988-16, Class B, 9.50%,
              05/09/07 (m).................         607
    500     Series 1990-57, Class J, 7.00%,
              07/18/07 (m).................         524
  1,168     Series 1993-110, Class H,
              6.50%, 10/21/08..............       1,221
    924     Series 1993-146, Class E, PO,
              10/18/08.....................         822
  7,400     Series 1993-155, Class PJ,
              7.00%, 05/05/11..............       8,058
  1,451     Series 1993-197, Class SC, IF,
              8.30%, 03/22/06..............       1,507
    159     Series 1993-205, Class H, PO,
              11/15/08.....................         141
    246     Series 1993-217, Class H, PO,
              10/09/08.....................         220
    961     Series 1993-225, Class VG,
              6.35%, 07/31/05..............         970
    152     Series 1993-228, Class G, PO,
              06/10/09.....................         132
  1,341     Series 1994-1, Class K, 6.50%,
              06/25/13.....................       1,351
    343     Series 1994-12, Class C, 6.25%,
              11/11/05.....................         347
    763     Series 1994-13, Class SM, IF,
              16.59%, 12/08/05.............         849
  4,500     Series 1994-37, Class L, 6.50%,
              04/24/14.....................       4,715
  9,094     Series 1994-43, Class PJ,
              6.35%, 11/08/10..............       9,594
 10,556     Series 1994-51, Class PV,
              6.00%, 05/24/12..............      11,116
  5,042     Series 1994-62, Class PJ,
              7.00%, 03/27/11..............       5,376
  7,759     Series 1994-86, Class PJ,
              6.00%, 10/21/06..............       7,944
  6,400     Series 1998-37, Class VB,
              6.00%, 09/26/05..............       6,438
 10,918     Series 1998-58, Class PC,
              6.50%, 10/20/17..............      11,452
  2,187     Series 2000-8, Class Z, 7.50%,
              05/27/09.....................       2,320
  7,807     Series 2001-33, Class ID, IO,
              6.00%, 08/08/09..............       1,379
  5,000     Series 2002-18, Class PC,
              5.50%, 09/12/10..............       5,237
  3,190     Series 2002-2, Class UC, 6.00%,
              04/13/09.....................       3,295

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  3,000     Series 2002-3, Class PG, 5.50%,
              01/08/11.....................       3,134
  6,502     Series 2002-73, Class OE,
              5.00%, 11/25/17..............       6,643
  6,435     Series 2002-86, Class EJ,
              5.50%, 06/03/09..............       6,635
 10,000     Series 2003-128, Class DY,
              4.50%, 02/22/16..............       9,776
 10,000     Series 2003-35, Class MD,
              5.00%, 11/25/16..............      10,169
  5,000     Series 2003-70, Class BE,
              3.50%, 06/27/09..............       4,855
  5,000     Series 2003-74, Class VL,
              5.50%, 02/03/15..............       5,156
 20,000     Series 2003-81, Class MC,
              5.00%, 11/30/13..............      20,187
  5,255     Series 2003-82, Class VB,
              5.50%, 08/25/33..............       5,405
  5,000     Series 2004-2, Class OE, 5.00%,
              10/16/13.....................       5,068
  5,000     Series 2005-16, Class LC,
              5.50%, 02/01/11..............       5,129
     91     Series G92-35, Class EB, 7.50%,
              12/05/10.....................          97
  1,238     Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................       1,342
  8,107     Federal National Mortgage
              Association STRIPS Series
              343, Class 23, IO, 4.00%,
              10/22/09.....................       1,161
            Federal National Mortgage
              Association Whole Loan
  1,316     Series 1999-W4, Class A9,
              6.25%, 10/24/19..............       1,350
 10,000     Series 2002-W7, Class A4,
              6.00%, 06/25/29..............      10,407
  4,207     Series 2003-W1, Class 1A1,
              6.50%, 08/30/07..............       4,379
  1,933     Series 2003-W1, Class 2A,
              7.50%, 09/06/07..............       2,064
  8,175     Series 2003-W18, Class 1A6,
              5.37%, 11/30/11..............       8,368
            Government National Mortgage
              Association
    700     Series 1996-6, Class PK, 6.50%,
              01/08/09.....................         728
    679     Series 1997-19, Class PJ,
              6.50%, 06/20/27 (m)..........         679
  1,504     Series 1998-1, Class PD, 6.25%,
              09/29/05 (m).................       1,509

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 68

JPMORGAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  3,076     Series 1998-22, Class PD,
              6.50%, 03/27/17..............       3,208
  1,772     Series 1999-17, Class L, 6.00%,
              04/26/09.....................       1,831
  6,000     Series 2001-10, Class PE,
              6.50%, 01/22/16..............       6,476
  5,838     Series 2001-64, Class PB,
              6.50%, 08/25/14..............       6,260
  4,713     Series 2004-62, Class VA,
              5.50%, 08/07/10..............       4,855
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $409,516)                             420,050
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (13.8%):
            Federal Home Loan Mortgage
              Corp. Conventional Pools
  1,095     ARM, 4.39%, 10/10/05...........       1,126
    142     ARM, 4.60%, 06/08/07...........         146
     86     9.00%, 10/13/06-08/01/09.......          90
     --(h)  9.50%, 04/01/16................          --(h)
            Federal Home Loan Mortgage
              Corp. Gold Pools
  4,622     4.50%, 05/01/24................       4,565
  3,462     5.00%, 10/29/05-07/24/07.......       3,508
  5,181     6.00%, 07/03/07-08/02/09.......       5,348
 10,220     6.50%, 02/25/08-06/01/14.......      10,626
    938     7.00%, 07/03/08-12/01/14 (m)...         992
  1,715     7.50%, 07/14/05-08/01/25.......       1,801
    383     8.00%, 08/29/08-09/01/25.......         414
    925     8.50%, 02/04/06-07/01/24.......       1,004
     79     9.00%, 11/01/05-05/01/22.......          85
            Federal National Mortgage
              Association Conventional
              Pools
 22,942     4.50%, 03/17/08................      22,938
 13,549     5.00%, 02/13/09-11/12/12.......      13,589
 47,576     5.50%, 09/05/05-01/01/34.......      48,320
  9,891     6.00%, 09/28/05-10/14/08.......      10,200
  3,141     6.50%, 08/02/05-12/01/10.......       3,273
  1,268     7.00%, 11/30/05-09/16/09.......       1,335
  1,200     7.50%, 08/10/07-09/06/11.......       1,285
  1,376     8.00%, 04/11/06................       1,466
    103     9.00%, 12/01/24................         112
    615     10.00%, 10/01/16-11/01/21......         690
            Government National Mortgage
              Association Various Pools
    226     ARM, 3.75%, 09/23/06 (m).......         230
  3,699     6.00%, 06/29/09-10/15/33.......       3,819
  3,625     6.50%, 03/21/08-02/14/24.......       3,796
  1,630     7.00%, 08/01/07-07/14/23.......       1,731
  2,355     7.50%, 07/14/07-02/15/28.......       2,530

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
  2,058     8.00%, 08/04/05-08/14/26.......       2,217
     84     8.50%, 04/23/09................          93
  1,707     9.00%, 08/14/05-12/15/21.......       1,872
    137     9.50%, 07/15/09-12/15/20.......         150
      4     11.00%, 11/15/09...............           5
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $147,550)                             149,356
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (11.6%):
  7,000     Federal Home Loan Bank System
              5.75%, 08/15/11..............       7,598
  5,000     Federal Home Loan Mortgage
              Corp. 3.50%, 09/15/07 (c)....       4,969
            Federal National Mortgage
              Association
 16,000     Zero Coupon, 10/09/19..........       7,944
 10,000     5.88%, 02/02/06................      10,108
  9,200     Federal National Mortgage
              Association STRIPS PO,
              05/29/26.....................       3,439
            Financing Corp.
    180     Zero Coupon, 10/05/05..........         178
    500     Zero Coupon, 10/06/06..........         477
  1,000     Zero Coupon, 11/11/06..........         950
 26,153     Zero Coupon, 12/06/18..........      14,321
    334     Zero Coupon, 12/27/05..........         328
    500     Zero Coupon, 12/27/06..........         473
            Resolution Funding Corp. STRIPS
 50,000     PO, 07/15/20...................      25,454
 78,000     PO, 07/15/20...................      39,826
 15,000     PO, 04/15/28...................       5,396
  5,000     PO, 04/15/30...................       1,670
  4,500     Tennessee Valley Authority
              STRIPS Zero Coupon,
              07/15/16.....................       2,728
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $101,827)                             125,859
                                             ----------
U.S. TREASURY OBLIGATIONS (33.1%):
            U.S. Treasury Bonds
  3,490     5.38%, 02/15/31 (c)............       4,118
  2,500     7.13%, 02/15/23................       3,379
 13,140     7.25%, 05/15/16................      16,826
  3,935     7.25%, 08/15/22 (c)............       5,355
  3,635     8.00%, 11/15/21 (c)............       5,238
 36,080     8.13%, 08/15/19................      51,126
  4,085     8.88%, 08/15/17 (c)............       5,937
  1,020     9.00%, 11/15/18 (c)............       1,524
 18,000     10.38%, 11/15/12 (c)...........      20,704
            U.S. Treasury Inflation Indexed
              Bonds
  1,477     1.66%, 01/15/15................       1,472
 24,086     3.63%, 01/15/08................      25,486

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Treasury Obligations, continued:
            U.S. Treasury Notes
 24,020     2.38%, 08/31/06 (c)............      23,693
 20,670     2.63%, 11/15/06 (c)............      20,398
 10,830     2.63%, 05/15/08 (c)............      10,524
  2,700     3.00%, 02/15/08 (c)............       2,656
  8,890     3.63%, 07/15/09................       8,860
 10,000     3.88%, 05/15/09 (c)............      10,058
  2,085     3.88%, 02/15/13 (c)............       2,088
  6,430     4.25%, 08/15/13 (c)............       6,591
  2,015     4.75%, 05/15/14 (c)............       2,138
 15,000     5.00%, 08/15/11 (c)............      15,992
  4,550     5.63%, 05/15/08 (c)............       4,790
  6,750     5.75%, 08/15/10 (c)............       7,377
 25,000     6.13%, 08/15/07 (c)............      26,256
            U.S. Treasury STRIPS
 30,000     PO, 11/15/09 (c)...............      25,456
  7,500     PO, 05/15/15 (c)...............       5,024
  2,500     PO, 08/15/15...................       1,654
 10,000     PO, 11/15/15 (c)...............       6,551
 72,500     PO, 05/15/20...................      38,284
                                             ----------
  Total U.S. Treasury Obligations (Cost
  $333,396)                                     359,555
                                             ----------
  Total Long Term Investments (Cost
  $992,289)                                   1,054,820
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
SHORT-TERM INVESTMENTS (2.5%):
INVESTMENT COMPANY (2.5%):
 27,416     JPMorgan U.S. Government Money
              Market Fund (b)
  Total Short Term Investments (Cost
    $27,416)                                     27,416
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (16.5%):
REPURCHASE AGREEMENT (16.5%):
178,852     Morgan Stanley, 3.42%, dated
              6/30/05, due 7/01/05,
              repurchase price $178,869
              collateralized by U.S.
              Government Agency Securities
              and U.S. Treasury Obligation
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $178,852)           178,852
                                             ----------
TOTAL INVESTMENTS (116.2%)
  (Cost $1,198,557)                           1,261,088
LIABILITIES IN EXCESS OF OTHER ASSETS
(16.2%)                                        (175,881)
                                             ----------
NET ASSETS (100.0%)                          $1,085,207
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 70

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNT IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (96.7%):
CORPORATE BONDS (89.8%):
Aerospace & Defense (0.2%):
  1,100     Orbital Sciences Corp. 9.00%,
              07/15/11.....................       1,196
            Sequa Corp.
    700     9.00%, 08/01/09................         772
    425     Series B, 8.88%, 04/01/08......         459
                                             ----------
                                                  2,427
                                             ----------
Airlines (1.6%):
            American Airlines, Inc.
  2,700     7.25%, 02/05/09................       2,565
  1,750     7.32%, 04/15/11 (c)............       1,550
  2,734     7.38%, 11/23/17................       1,951
    900     7.80%, 10/01/06 (c)............         855
  1,544     9.71%, 01/02/07................       1,448
  1,650     10.18%, 09/18/10...............       1,190
    599     10.21%, 01/01/10...............         495
            Continental Airlines, Inc.
     73     7.42%, 04/01/07................          65
  2,800     FRN, 10.85%, 12/06/07..........       2,828
  2,500     Series D, 7.57%,
              12/01/06 (c).................       2,153
  4,179     Northwest Airlines, Inc. 7.63%,
              10/01/11 (c).................       2,825
                                             ----------
                                                 17,925
                                             ----------
Auto Components (2.5%):
  3,340     Airxcel, Inc. Series B, 11.00%,
              11/15/07.....................       3,307
  7,125     Autocam Corp. 10.88%,
              06/15/14.....................       4,631
            Delco Remy International, Inc.
    750     FRN, 7.14%, 04/15/09...........         748
  2,700     9.38%, 04/15/12 (c)............       2,160
    800     9.38%, 04/15/12................         640
  4,750     11.00%, 05/01/09 (c)...........       4,370
  4,800     Dura Operating Corp.
              Series B, 8.63%,
              04/15/12 (c).................       4,320
  5,550     Eagle-Picher Industries, Inc.
              9.75%, 09/01/13 (c) (d)......       3,830
  2,500     Goodyear Tire & Rubber Co.
              9.00%, 07/01/15 (e)..........       2,456
  2,805     Newcor, Inc. SUB, 6.49%,
              01/31/13.....................       2,244
                                             ----------
                                                 28,706
                                             ----------
Automobiles (1.0%):
    700     Ford Motor Co. 7.45%,
              07/16/31 (c).................         584
            General Motors Corp.
 10,000     8.25%, 07/15/23................       8,275
  3,000     8.80%, 03/01/21................       2,610
                                             ----------
                                                 11,469
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Beverages (0.3%):
  2,660     Bavaria S.A. (Colombia) 8.88%,
              11/01/10 (e).................       2,930
    450     Cott Beverages USA, Inc. 8.00%,
              12/15/11.....................         483
                                             ----------
                                                  3,413
                                             ----------
Building Products (0.6%):
  4,100     Fedders North America, Inc.
              9.88%, 03/01/14..............       2,665
  2,855     Goodman Global Holding Co.,
              Inc. FRN, 6.41%,
              06/15/12 (e).................       2,812
  1,000     Juno Lighting, Inc. 8.34%,
              05/24/11.....................       1,008
                                             ----------
                                                  6,485
                                             ----------
Chemicals (4.6%):
            Crompton Corp.
  2,000     FRN, 9.16%, 08/01/10 (c).......       2,240
    800     9.88%, 08/01/12................         928
    950     Crystal US Holdings LLC Zero
              Coupon, 10/01/14.............         660
            Equistar Chemicals LP
  3,400     10.13%, 09/01/08...............       3,680
  2,800     10.63%, 05/01/11...............       3,091
    400     Huntsman LLC 9.50%,
              07/01/07 (c) (e) (f).........         400
            IMC Global, Inc.
     24     7.63%, 11/01/05................          24
    800     10.88%, 08/01/13...............         938
  2,500     Series B, 10.88%, 06/01/08.....       2,813
  1,300     Series B 11.25%, 06/01/11......       1,437
  1,300     Innophos, Inc. 8.88%,
              08/15/14 (e).................       1,326
  2,350     ISP Chemco, Inc. Series B,
              10.25%, 07/01/11.............       2,562
  2,000     M&G Financial Corp. 7.67%,
              04/16/09 (f).................       2,028
  1,415     Ethyl Corp. 8.88%, 05/01/10....       1,466
  9,000     OM Group, Inc. 9.25%,
              12/15/11.....................       9,000
            PolyOne Corp.
  3,525     8.88%, 05/01/12 (c)............       3,481
  6,575     10.63%, 05/15/10 (c)...........       6,953
  1,750     Quality Distribution LLC 9.00%,
              11/15/10.....................       1,610
            Terra Capital, Inc.
  1,456     11.50%, 06/01/10 (c)...........       1,660
  3,090     12.88%, 10/15/08...............       3,646

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Chemicals, continued:
  1,000     UAP Holding Corp. SUB, 0.00%,
              07/15/12.....................         820
  2,677     United Agri Products 8.25%,
              12/15/11.....................       2,771
                                             ----------
                                                 53,534
                                             ----------
Commercial Services & Supplies (3.3%):
            Allied Waste North America
  1,000     7.88%, 04/15/13................       1,022
  4,250     Series B, 5.75%,
              02/15/11 (c).................       3,974
  5,245     Series B, 8.88%, 04/01/08......       5,507
  1,459     Series B, 9.25%, 09/01/12......       1,576
    500     American ECO Corp. (Canada)
              Series B, 9.63%,
              05/15/08 (d) (f).............          --(h)
  6,500     Cenveo Corp. 7.87%,
              12/01/13 (c).................       6,175
            Corrections Corp. of America
  2,900     6.25%, 03/15/13................       2,878
    750     7.50%, 05/01/11................         781
  1,000     Knowledge Learning Corp., Inc.
              7.75%, 02/01/15 (e)..........         955
  1,200     NationsRent Cos, Inc. 9.50%,
              10/15/10.....................       1,308
  7,787     S.A.C Holdings Corp. 8.50%,
              03/15/14 (c).................       7,398
  1,000     Service Corp. International
              7.00%, 06/15/17 (e)..........       1,027
            United Rentals North America,
              Inc.
  4,850     6.50%, 02/15/12................       4,771
  1,500     7.00%, 02/15/14 (c)............       1,429
                                             ----------
                                                 38,801
                                             ----------
Communications Equipment (0.3%):
    500     Corning, Inc. 6.20%,
              03/15/16.....................         522
  3,500     Lucent Technologies, Inc.
              6.50%, 01/15/28 (c)..........       3,106
                                             ----------
                                                  3,628
                                             ----------
Computers & Peripherals (0.2%):
  2,500     Stratus Technologies, Inc.
              10.38%, 12/01/08 (c).........       2,425
                                             ----------
Construction Materials (0.5%):
  5,700     RMCC Acquisition Co. 9.50%,
              11/01/12 (c) (e).............       5,443
                                             ----------
Consumer Finance (2.4%):
  2,660     Advanta Capital Trust I 8.99%,
              12/17/26.....................       2,593
  3,750     AmeriCredit Corp. 9.25%,
              05/01/09 (c).................       3,994
            General Motors Acceptance Corp.
  2,330     7.75%, 01/19/10 (c)............       2,278
  1,500     8.00%, 11/01/31................       1,338

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Consumer Finance, continued:
  5,175     Providian Capital I 9.53%,
              02/01/27 (e).................       5,667
  1,500     Residential Capital Corp.
              6.38%, 06/30/10 (e)..........       1,507
  8,375     Thornburg Mortgage, Inc. 8.00%,
              05/15/13.....................       8,584
  2,200     Western Financial Bank 9.63%,
              05/15/12.....................       2,398
                                             ----------
                                                 28,359
                                             ----------
Containers & Packaging (2.6%):
  2,900     Anchor Glass Container Corp.
              11.00%, 02/15/13 (c).........       2,262
    650     Ball Corp. 6.88%, 12/15/12.....         683
  1,000     Consolidated Container Co. LLC
              SUB, 0.00%, 06/15/09.........         770
            Constar International, Inc.
  1,400     FRN, 6.64%, 02/15/12 (e).......       1,337
  4,700     11.00%, 12/01/12 (c)...........       3,736
            Crown European Holdings S.A.
              (France)
  2,700     9.50%, 03/01/11................       2,983
  1,000     10.88%, 03/01/13...............       1,175
  2,000     Graham Packaging Co., Inc.
              8.50%, 10/15/12 (c) (e)......       2,020
            Owens-Brockway Glass Container,
              Inc.
  2,500     6.75%, 12/01/14 (c)............       2,528
  3,000     8.25%, 05/15/13................       3,259
  1,000     8.88%, 02/15/09 (m)............       1,063
  9,350     Portola Packaging, Inc. 8.25%,
              02/01/12 (c).................       6,358
  1,700     Vitro Envases Norteamerica
              (Mexico) 10.75%,
              07/23/11 (c) (e).............       1,649
                                             ----------
                                                 29,823
                                             ----------
Distributors (0.3%):
  3,600     National Wine & Spirits, Inc.
              10.13%, 01/15/09.............       3,636
                                             ----------
Diversified Financial Services (0.2%):
  2,600     Refco Finance Holdings LLC
              9.00%, 08/01/12..............       2,756
                                             ----------
Diversified Telecommunication Services (6.4%):
  3,213     Alaska Communications Systems
              Holdings, Inc.
            9.88%, 08/15/11................       3,406
  3,148     AT&T Corp. 9.04%, 11/15/11.....       3,628
            Cincinnati Bell, Inc.
  2,500     7.00%, 02/15/15 (e)............       2,444
  3,075     7.25%, 07/15/13 (c)............       3,229
  4,300     8.38%, 01/15/14 (c)............       4,407
    600     8.38%, 01/15/14 (e)............         615

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 72

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Telecommunication Services, continued:
            Citizens Communications Co.
  2,150     6.25%, 01/15/13................       2,080
  2,300     9.25%, 05/15/11 (c)............       2,567
  3,350     Convergent Communications, Inc.
              13.00%, 04/01/08 (f).........          --(h)
  2,000     Global Crossing UK Finance plc
              (United Kingdom) 10.75%,
              12/15/14 (c) (e).............       1,815
            Hawaiian Telcom Communications,
              Inc.
  4,000     FRN, 8.91%, 05/01/13 (c) (e)...       4,120
  1,600     9.75%, 05/01/13 (c) (e)........       1,696
  5,825     MasTec, Inc. 7.75%,
              02/01/08 (c).................       5,723
            MCI, Inc.
  2,588     6.91%, 05/01/07................       2,624
  3,588     7.69%, 05/01/09................       3,736
  2,218     8.74%, 05/01/14................       2,487
  2,250     Primus Telecommunications GP
              8.00%, 01/15/14 (c)..........       1,187
  7,618     Qwest Communications
              International, Inc. 7.27%,
              02/15/09.....................       7,485
  7,000     Qwest Corp. 7.88%,
              09/01/11 (c) (e).............       7,297
            Qwest Services Corp.
  2,000     13.50%, 12/15/10...............       2,310
  1,000     14.00%, 12/15/14...............       1,213
    622     Syniverse Technologies, Inc.
              Series B, 12.75%, 02/01/09...         690
            Time Warner Telecom Holdings,
              Inc.
  5,000     FRN, 7.27%, 02/15/11 (c).......       5,025
    750     9.25%, 02/15/14 (c)............         724
  2,000     9.25%, 02/15/14 (e)............       1,930
  1,825     Time Warner Telecom LLC/Time
              Warner Telecom, Inc. 9.75%,
              07/15/08 (c).................       1,834
                                             ----------
                                                 74,272
                                             ----------
Electric Utilities (1.7%):
            CMS Energy Corp.
    500     8.50%, 04/15/11 (c)............         557
    450     9.88%, 10/15/07................         491
            Nevada Power Co.
    287     6.50%, 04/15/12................         300
    863     8.25%, 06/01/11................         973
  2,000     10.88%, 10/15/09...............       2,235
            NorthWestern Corp.
  1,900     5.88%, 11/01/14 (e)............       1,947
  1,800     7.00%, 08/15/23................       1,836
            Reliant Energy, Inc.
  3,775     9.25%, 07/15/10 (c)............       4,115
  2,550     9.50%, 07/15/13 (c)............       2,830

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Electric Utilities, continued:
            TECO Energy, Inc.
  1,300     6.75%, 05/01/15 (e)............       1,378
  1,000     7.20%, 05/01/11................       1,085
  2,600     TXU Corp. 5.55%,
              11/15/14 (e).................       2,522
                                             ----------
                                                 20,269
                                             ----------
Electrical Equipment (0.2%)
  2,140     Viasystems, Inc. 10.50%,
              01/15/11 (c).................       1,969
                                             ----------
Electronic Equipment & Instruments (0.9%):
  3,000     Celestica, Inc. (Canada) 7.63%,
              07/01/13 (c).................       3,008
  4,000     Cookson plc (United Kingdom)
              6.97%, 11/01/09 (i)..........       4,097
  3,200     Flextronics International Ltd.
              (Singapore) 6.50%,
              05/15/13.....................       3,312
                                             ----------
                                                 10,417
                                             ----------
Energy Equipment & Services (1.6%):
  1,500     Compagnie Generale de
              Geophysique S.A. (France)
              7.50%, 05/15/15 (e)..........       1,564
  2,300     Ocean Rig Norway AS (Norway)
              8.38%, 07/01/13 (e)..........       2,323
  7,728     Petroleum Geo-Services ASA
              (Norway) 10.00%, 11/05/10....       8,655
  2,250     Pride International, Inc.
              7.38%, 07/15/14 (c)..........       2,469
  3,000     Secunda International Ltd.
              (Canada) FRN, 11.14%,
              09/01/12.....................       2,925
    300     Universal Compression, Inc.
              7.25%, 05/15/10..............         314
                                             ----------
                                                 18,250
                                             ----------
Food & Staples Retailing (0.9%):
            Ahold Finance USA, Inc.
  1,000     6.25%, 05/01/09 (c)............       1,020
  5,200     8.25%, 07/15/10................       5,720
  1,500     Duane Reade, Inc. 9.75%,
              08/01/11.....................       1,223
            Jean Coutu Group, Inc. (Canada)
    425     7.63%, 08/01/12 (c)............         439
  1,500     8.50%, 08/01/14 (c)............       1,481
  1,000     Tom's Foods, Inc, 10.25%,
              12/31/05 (f).................       1,000
                                             ----------
                                                 10,883
                                             ----------
Food Products (2.8%):
            Burns Philp Capital Property
              Ltd. (Australia)
  2,000     9.50%, 11/15/10................       2,195
  1,200     10.75%, 02/15/11...............       1,323
            Chiquita Brands International,
              Inc.
  1,000     7.50%, 11/01/14 (c)............         930
  2,200     8.88%, 12/01/15 (c) (e)........       2,183

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Food Products, continued:
    600     Cosan S.A. Industria e Comercio
              (Brazil) 9.00%,
              11/01/09 (c) (e).............         621
  3,000     Del Monte Corp. 6.75%,
              02/15/15 (e).................       3,060
            Dole Food Co., Inc.
  3,400     7.25%, 06/15/10................       3,451
    425     8.74%, 07/15/13................         460
    285     8.88%, 03/15/11 (c)............         304
    650     Gold Kist, Inc. 10.25%,
              03/15/14.....................         734
  4,500     Golden State Foods 9.24%,
              01/10/12 (i).................       4,489
            Land O' Lakes, Inc.
  7,025     8.75%, 11/15/11 (c)............       7,078
  2,100     9.00%, 12/15/10................       2,263
  1,350     National Beef Packing Co. LLC
              10.50%, 08/01/11.............       1,286
  1,500     Swift & Co. 12.50%, 01/01/10...       1,674
                                             ----------
                                                 32,051
                                             ----------
Gas Utilities (4.0%):
    750     Amerigas Partners LP 7.25%,
              05/20/15 (e).................         780
    900     ANR Pipeline Co. 8.88%,
              03/15/10.....................         987
    500     Colorado Interstate Gas Co.
              5.95%, 03/15/15 (c) (e)......         493
  2,000     El Paso CGP Co. 7.63%,
              09/01/08.....................       2,045
            El Paso Corp.
  1,000     7.63%, 08/16/07 (e)............       1,025
  7,650     7.88%, 06/15/12 (c)............       7,879
  4,000     El Paso Natural Gas Co. Series
              A, 7.63%, 08/01/10...........       4,223
  3,000     Ferrell Gas Co. 7.42%,
              08/01/13 (i).................       2,910
  2,900     MarkWest Energy Partners LP
              6.88%, 11/01/14 (e)..........       2,885
  1,000     Northwest Pipeline Corp. 8.13%,
              03/01/10.....................       1,085
  4,350     Pacific Energy Partners LP
              7.13%, 06/15/14..............       4,529
  3,370     SEMCO Energy, Inc. 7.75%,
              05/15/13.....................       3,518
  2,000     Southern Natural Gas Co. 8.88%,
              03/15/10.....................       2,194
  3,700     Suburban Propane Partners LP
              6.88%, 12/15/13 (e)..........       3,515
  3,725     Transmontaigne, Inc. 9.13%,
              06/01/10.....................       3,874

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Gas Utilities, continued:
            Williams Cos, Inc.
  1,600     7.63%, 07/15/19 (m)............       1,800
  2,175     8.13%, 03/15/12 (c)............       2,469
                                             ----------
                                                 46,211
                                             ----------
Health Care Equipment & Supplies (0.8%):
  3,000     CDRV Investors, Inc. SUB,
              0.00%, 01/01/15 (e)..........       1,470
  3,825     Encore Medical Corp. 9.75%,
              10/01/12.....................       3,710
  3,500     Fisher Scientific
              International, Inc. 6.13%,
              07/01/15 (e).................       3,504
    890     PerkinElmer, Inc. 8.88%,
              01/15/13 (c).................         990
                                             ----------
                                                  9,674
                                             ----------
Health Care Providers & Services (5.4%):
  1,000     Alderwoods Group, Inc. 7.75%,
              09/15/12 (e).................       1,061
  2,500     Ameripath, Inc. 10.50%,
              04/01/13.....................       2,531
            Concentra Operating Corp.
  1,000     9.13%, 06/01/12................       1,060
  1,000     9.50%, 08/15/10................       1,065
            HCA, Inc.
    900     7.88%, 02/01/11................         990
  1,000     8.75%, 09/01/10 (m)............       1,137
            Healthsouth Corp.
  7,250     8.38%, 10/01/11 (c)............       7,196
  1,500     8.50%, 02/01/08 (c)............       1,526
    654     Magellan Health Services, Inc.
              9.38%, 11/15/08..............         696
  3,300     NDCHealth Corp. 10.50%,
              12/01/12.....................       3,506
  1,325     Omnicare, Inc. 8.13%,
              03/15/11.....................       1,398
    600     Psychiatric Solutions Inc
              7.75%, 07/15/15 (e)..........         600
  5,187     Res-Care, Inc. 10.63%,
              11/15/08.....................       5,537
            Service Corp. International
    505     6.50%, 03/15/08................         516
  1,400     7.70%, 04/15/09................       1,498
  1,000     7.88%, 02/01/13................       1,078
  1,000     Stewart Enterprises, Inc.
              6.25%, 02/15/13 (e)..........         990
            Tenet Healthcare Corp.
  3,950     9.25%, 02/01/15 (e)............       4,098
  6,250     9.88%, 07/01/14................       6,703
  1,000     Triad Hospitals, Inc. 7.00%,
              05/15/12.....................       1,043
  7,925     US Oncology Holdings, Inc. FRN,
              8.62%, 03/15/15 (e)..........       7,390

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 74

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Health Care Providers & Services, continued:
  1,250     US Oncology, Inc. 10.75%,
              08/15/14.....................       1,363
  2,250     Vanguard Health Holding Co. I
              LLC SUB, 0.00%,
              10/01/15 (c).................       1,597
  4,300     Vanguard Health Holding Co. II
              LLC 9.00%, 10/01/14..........       4,644
            Ventas Realty LP
    750     6.75%, 06/01/10 (e)............         778
    750     7.13%, 06/01/15 (e)............         780
  2,000     9.00%, 05/01/12................       2,300
                                             ----------
                                                 63,081
                                             ----------
Hotels, Restaurants & Leisure (6.4%):
            Avado Brands, Inc.
  2,950     9.75%, 06/01/06 (d)............         266
  1,000     11.75%, 06/15/09 (d) (f).......          --(h)
  3,150     Bally Total Fitness Holding
              Corp. Series D, 9.88%,
              10/15/07 (c).................       2,748
  2,000     Boyd Gaming Corp. 7.75%,
              12/15/12.....................       2,138
            Caesars Entertainment, Inc.
  1,000     7.00%, 04/15/13 (c)............       1,110
  2,900     7.88%, 03/15/10 (c)............       3,248
  3,000     Felcor Lodging LP FRN, 7.77%,
              06/01/11.....................       3,090
  2,755     Friendly Ice Cream Corp. 8.38%,
              06/15/12 (c).................       2,672
            Host Marriott LP
  3,125     6.38%, 03/15/15 (e)............       3,094
  3,000     7.00%, 08/15/12 (c)............       3,112
  7,150     Imax Corp. (Canada) 9.63%,
              12/01/10.....................       7,507
  1,500     Intrawest Corp. (Canada) 7.50%,
              10/15/13.....................       1,539
  3,000     John Q Hammons Hotels LP Series
              B, 8.88%, 05/15/12...........       3,270
  1,500     La Quinta Properties, Inc.
              8.88%, 03/15/11..............       1,622
  2,800     MGM Mirage 6.75%, 09/01/12.....       2,884
            Mohegan Tribal Gaming Authority
  1,500     6.13%, 02/15/13 (e)............       1,515
  1,000     6.88%, 02/15/15 (e)............       1,023
    925     8.00%, 04/01/12................         990
            Pinnacle Entertainment, Inc.
  2,400     8.25%, 03/15/12................       2,496
  2,350     8.75%, 10/01/13 (c)............       2,491
  3,100     Sbarro, Inc. 11.00%,
              09/15/09 (c).................       3,115
            Six Flags, Inc.
  1,400     8.88%, 02/01/10 (c)............       1,365
  3,300     9.63%, 06/01/14................       3,085
  2,000     9.75%, 04/15/13 (c)............       1,888

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Hotels, Restaurants & Leisure, continued:
            Station Casinos, Inc.
    150     6.00%, 04/01/12................         152
  2,100     6.88%, 03/01/16 (c)............       2,158
  2,000     6.88%, 03/01/16 (e)............       2,055
  4,350     Universal City Development
              Partners 11.75%, 04/01/10....       4,992
  8,675     Wynn Las Vegas LLC 6.63%,
              12/01/14 (c) (e).............       8,436
                                             ----------
                                                 74,061
                                             ----------
Household Durables (0.4%):
  3,000     Ames True Temper FRN, 7.14%,
              01/15/12.....................       2,850
  1,484     Home Products International,
              Inc. 9.63%, 05/15/08.........       1,299
                                             ----------
                                                  4,149
                                             ----------
Industrial Conglomerates (0.9%):
  5,650     Milacron Escrow Corp. 11.50%,
              05/15/11.....................       5,933
  4,235     Polypore, Inc. 8.75%,
              05/15/12 (c).................       3,960
    174     Precision Parts 12.00%,
              02/01/07 (f) (i).............         174
                                             ----------
                                                 10,067
                                             ----------
Insurance (1.0%):
  6,015     Crum & Forster Holdings Corp.
              10.38%, 06/15/13.............       6,526
  4,850     Fairfax Financial Holdings Ltd.
              (Canada) 7.75%,
              04/26/12 (c).................       4,608
                                             ----------
                                                 11,134
                                             ----------
IT Services (0.4%):
            Iron Mountain, Inc.
  2,000     6.63%, 01/01/16................       1,850
  1,500     7.75%, 01/15/15................       1,507
    700     8.63%, 04/01/13................         725
                                             ----------
                                                  4,082
                                             ----------
Leisure Equipment & Products (0.3%):
  1,800     K2, Inc. 7.38%, 07/01/14.......       1,895
  1,515     True Temper Sports, Inc. 8.38%,
              09/15/11.....................       1,405
                                             ----------
                                                  3,300
                                             ----------
Machinery (1.2%):
            Case New Holland, Inc.
  1,800     6.00%, 06/01/09 (c) (e)........       1,728
  4,850     9.25%, 08/01/11 (e)............       5,092
  3,750     Gardner Denver, Inc. 8.00%,
              05/01/13 (e).................       3,794
  1,650     Invensys plc 9.88%,
              03/15/11 (c) (e).............       1,576

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Machinery, continued:
  1,000     Thermadyne Holdings Corp.
              9.25%, 02/01/14..............         925
    950     Valmont Industries, Inc. 6.88%,
              05/01/14.....................         950
                                             ----------
                                                 14,065
                                             ----------
Marine (0.8%):
  1,100     American Commercial Lines
              9.50%, 02/15/15 (e)..........       1,160
  3,250     CP Ships Ltd. (United Kingdom)
              10.38%, 07/15/12 (c).........       3,640
    813     H-Lines Finance Holding Corp.
              SUB, 0.00%, 04/01/13 (e).....         626
  1,000     Horizon Lines LLC 9.00%,
              11/01/12 (e).................       1,048
  2,000     OMI Group, Inc. 7.63%,
              12/01/13.....................       1,992
    550     Stena AB (Sweden) 7.50%,
              11/01/13 (c).................         542
  1,000     Ultrapetrol Bahamas Ltd.
              (Bahamas) 9.00%, 11/24/14....         885
                                             ----------
                                                  9,893
                                             ----------
Media (8.1%):
            Adelphia Communications Corp.
  1,450     8.13%, 07/15/03 (d)............       1,254
  6,525     9.38%, 11/15/09 (c) (d)........       5,775
  3,500     10.88%, 10/01/10 (c) (d).......       3,045
  2,000     Series B, 7.50%,
              01/15/04 (d).................       1,720
  1,150     Series B, 7.75%,
              01/15/09 (d).................         995
  1,000     Series B, 9.25%,
              10/01/02 (d).................         860
  2,000     Block Communications, Inc.
              9.25%, 04/15/09..............       2,130
  2,000     CanWest Media, Inc. (Canada)
              8.00%, 09/15/12..............       2,105
  3,000     CCO Holdings LLC 8.75%,
              11/15/13.....................       2,955
            Charter Communications Holdings
              LLC
  2,500     10.25%, 01/15/10 (c)...........       1,856
  3,500     11.13%, 01/15/11...............       2,616
            Charter Communications
              Operating LLC
  1,900     8.00%, 04/30/12 (e)............       1,890
  1,000     8.38%, 04/30/14 (e)............         995
            CSC Holdings, Inc.
    300     6.75%, 04/15/12 (e)............         282
  3,175     7.25%, 07/15/08................       3,183
    250     7.88%, 12/15/07................         258
  1,500     Series B, 7.63%, 04/01/11......       1,481

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Media, continued:
  2,900     DirecTV Holdings LLC 6.38%,
              06/15/15 (e).................       2,885
            Echostar DBS Corp.
    400     5.75%, 10/01/08................         398
  2,900     6.63%, 10/01/14................       2,864
  1,675     Fisher Communications, Inc.
              8.63%, 09/15/14..............       1,778
  2,000     Innova S de RL (Mexico) 9.38%,
              09/19/13.....................       2,255
  2,500     Insight Communications Co.,
              Inc. SUB, 02/15/11 (c).......       2,506
            Intelsat Bermuda Ltd. (Bermuda)
  1,000       FRN, 7.81%, 01/15/12 (e).....       1,018
  3,100     8.25%, 01/15/13 (e)............       3,201
    875     LBI Media, Inc. SUB, Zero
              Coupon, 10/15/13.............         649
  1,250     LIN Television Corp. 6.50%,
              05/15/13.....................       1,188
  6,330     Mediacom LLC/Mediacom Capital
              Corp. 9.50%, 01/15/13 (c)....       6,314
    750     Medianews Group, Inc. 6.88%,
              10/01/13.....................         743
  1,575     Morris Publishing Group LLC
              7.00%, 08/01/13..............       1,536
  1,500     Nexstar Finance Holdings LLC
              SUB, 0.00%, 04/01/13 (c).....       1,127
  2,000     Nexstar Finance, Inc. 7.00%,
              01/15/14 (c).................       1,852
  2,925     PanAmSat Corp. 9.00%,
              08/15/14.....................       3,192
  4,184     Phoenix Color Corp. 10.38%,
              02/01/09 (c).................       3,886
            Primedia, Inc.
  2,750     7.63%, 04/01/08 (c)............       2,781
  1,600     FRN, 8.64%, 05/15/10...........       1,672
  5,400     8.88%, 05/15/11................       5,656
    750     Rogers Cable, Inc. (Canada)
              6.25%, 06/15/13..............         748
  1,000     UPC Broadband Holdings B.V.,
              VAR 6.50%, 09/30/12..........       1,003
  5,175     Videotron Ltee (Canada) 6.88%,
              01/15/14.....................       5,266
  1,000     WDAC Subsidiary Corp. 8.38%,
              12/01/14 (c) (e).............         955
  2,000     XM Satellite Radio, Inc. FRN,
              8.71%, 05/01/09..............       2,017
  1,775     Young Broadcasting, Inc.
              10.00%, 03/01/11 (c).........       1,686
  1,900     Zeus Special Subsidiary Ltd.
              SUB, 0.00%,
              02/01/15 (c) (e).............       1,268
                                             ----------
                                                 93,844
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 76

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Metals & Mining (2.5%):
  7,580     AK Steel Corp. 7.88%,
              02/15/09 (c).................       6,898
  1,300     Arch Western Finance LLC VAR,
              6.75%, 07/01/13..............       1,342
  2,300     Chaparral Steel Company 10.00%,
              07/15/13 (e).................       2,311
  3,250     Earle M Jorgensen Co. 9.75%,
              06/01/12.....................       3,510
  3,000     Hudson Bay Mining & Smelting
              Co., Ltd. (Canada) 9.63%,
              01/15/12 (c) (e).............       2,940
            Neenah Corp.
  5,725     11.00%, 09/30/10 (e)...........       6,211
    709     13.00%, 09/30/13 (e)...........         702
     10     Oregon Steel Mills, Inc.
              10.00%, 07/15/09.............          10
  1,000     Peabody Energy Corp. 5.88%,
              04/15/16 (c).................       1,000
  1,300     United States Steel Corp.
              9.75%, 05/15/10 (c)..........       1,404
            Wolverine Tube, Inc.
  1,500     7.38%, 08/01/08 (e)............       1,305
  1,800     10.50%, 04/01/09 (c)...........       1,710
                                             ----------
                                                 29,343
                                             ----------
Multi-Utility (6.3%):
            AES Corp. (The)
     --(h)  Zero Coupon, 03/01/14 (c)......          --(h)
  2,000     9.00%, 05/15/15 (c) (e)........       2,245
  8,100     Calpine Canada Energy Finance
              Ulc (Canada) 8.50%,
              05/01/08 (c).................       5,832
            Calpine Corp.
  1,000     8.50%, 07/15/10 (c) (e)........         770
  2,000     9.88%, 12/01/11 (e)............       1,560
            Calpine Generating Co. LLC
  5,100     FRN, 8.86%, 04/01/10 (c).......       4,998
  5,150     FRN, 12.39%, 04/01/11 (c)......       4,687
            Dynegy Holdings, Inc.
  3,650     6.88%, 04/01/11 (c)............       3,604
  5,474     7.13%, 05/15/18 (c)............       5,214
  4,400     9.88%, 07/15/10 (e)............       4,862
  1,100     10.13%, 07/15/13 (e)...........       1,243
  7,325     Edison Mission Energy 9.88%,
              04/15/11 (c).................       8,579
  1,655     FPL Energy Wind Funding LLC
              6.88%, 06/27/17 (e)..........       1,674
            Midwest Generation LLC
  2,900     8.30%, 07/02/09................       3,074
  3,100     8.75%, 05/01/34................       3,472
            Mirant Americas Generation LLC
  4,600     8.30%, 05/01/11 (c) (d)........       5,278
  4,500     8.50%, 10/01/21 (c) (d)........       4,815

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Multi-Utility, continued:
  1,150     Mirant Corp. 7.40%,
              07/15/04 (d) (e).............         932
  3,241     NRG Energy, Inc. 8.00%,
              12/15/13 (c) (e).............       3,419
  3,043     Ormat Funding Corp. 8.25%,
              12/30/20.....................       3,073
  2,700     Reliant Energy, Inc. 6.75%,
              12/15/14 (c).................       2,639
  2,000     Southern Energy 7.90%,
              07/15/09 (d) (e).............       1,640
                                             ----------
                                                 73,610
                                             ----------
Office Electronics (0.4%):
  1,000     Danka Business Systems plc
              (United Kingdom) 11.00%,
              06/15/10.....................         800
  3,500     Xerox Corp. 6.88%, 08/15/11....       3,710
                                             ----------
                                                  4,510
                                             ----------
Oil & Gas (1.6%):
            Chesapeake Energy Corp.
    500     6.38%, 06/15/15 (e)............         513
    650     6.88%, 01/15/16................         678
  2,300     7.50%, 06/15/14 (c)............       2,495
  1,250     7.50%, 09/15/13 (c)............       1,353
  1,450     El Paso Production Holding Co.
              7.75%, 06/01/13..............       1,548
    500     Evergreen Resources, Inc.
              5.88%, 03/15/12..............         497
  1,700     Frontier Oil Corp. 6.63%,
              10/01/11.....................       1,751
  1,533     Orion Refining Corp. 10.00%,
              11/15/04 (d) (f).............          --(h)
  2,834     Plains Exploration & Production
              Co. Series B, 8.75%,
              07/01/12.....................       3,075
  1,250     Pogo Producing Co. 6.63%,
              03/15/15 (e).................       1,290
  2,200     Petrobras International Finance
              Co. (Brazil) 7.75%,
              09/15/14 (c).................       2,310
            Premcor Refining Group, Inc.
              (The)
  1,535     7.50%, 06/15/15................       1,681
  1,000     9.25%, 02/01/10................       1,105
    700     9.50%, 02/01/13................         805
                                             ----------
                                                 19,101
                                             ----------
Paper & Forest Products (3.7%):
            Abitibi-Consolidated, Inc.
              (Canada)
  2,300     6.00%, 06/20/13 (c)............       2,116
  1,100     FRN, 6.91%, 06/15/11 (c).......       1,092
  6,675     8.38%, 04/01/15 (c)............       6,808
  1,000     8.55%, 08/01/10 (c)............       1,043
            Ainsworth Lumber Co., Ltd.
              (Canada)
  2,700     6.75%, 03/15/14................       2,445

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Paper & Forest Products, continued:
    800     7.25%, 10/01/12................         762
  1,000     FRN, 7.23%, 10/01/10...........         998
            Bowater, Inc.
  2,000     FRN, 6.41%, 03/15/10...........       2,025
  2,250     6.50%, 06/15/13 (c)............       2,222
            Buckeye Technologies, Inc.
  3,165     8.00%, 10/15/10 (c)............       3,038
    775     8.50%, 10/01/13................         791
  2,399     9.25%, 09/15/08 (c)............       2,399
    395     Fibermark, Inc. 10.75%,
              04/15/11 (c) (d).............         249
  2,400     Fraser Papers, Inc. (Canada)
              8.75%, 03/15/15 (e)..........       2,196
  1,825     Georgia-Pacific Corp. 8.00%,
              01/15/14 (c).................       2,010
  1,630     Graphic Packaging International
              Corp. 9.50%, 08/15/13........       1,642
            Norske Skog Canada Ltd.
              (Canada)
  1,000     7.38%, 03/01/14 (c)............         980
  1,550     8.63%, 06/15/11................       1,598
  1,310     Pope & Talbot, Inc. 8.38%,
              06/01/13.....................       1,297
            Tembec Industries, Inc.
              (Canada)
  2,250     8.63%, 06/30/09 (c)............       1,834
  7,600     8.50%, 02/01/11 (c)............       5,871
                                             ----------
                                                 43,416
                                             ----------
Personal Products (0.1%):
  1,500     Chattem, Inc. FRN, 6.32%,
              03/01/10.....................       1,515
                                             ----------
Pharmaceuticals (0.5%):
  2,000     Alpharma, Inc. 8.63%,
              05/01/11 (e).................       1,955
  3,775     Biovail Corp. (Canada) 7.88%,
              04/01/10 (c).................       3,860
                                             ----------
                                                  5,815
                                             ----------
Retail (0.5%):
  1,650     Brown Shoe Co., Inc. 8.75%,
              05/01/12 (e).................       1,720
  4,000     Gregg Appliances, Inc. 9.00%,
              02/01/13 (e).................       3,750
                                             ----------
                                                  5,470
                                             ----------
Road & Rail (0.5%):
            Grupo Transportacion
              Ferroviaria Mexicana S.A. de
              C.V. (Mexico)
  4,500     9.38%, 05/01/12 (c) (e)........       4,680
    250     10.25%, 06/15/07...............         267
    934     12.50%, 06/15/12...............       1,093
                                             ----------
                                                  6,040
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Semiconductors & Semiconductor Equipment (2.7%):
  8,750     Advanced Micro Devices, Inc.
              7.75%, 11/01/12..............       8,619
            Amkor Technology, Inc.
  8,100     7.13%, 03/15/11 (c)............       7,006
    500     7.75%, 05/15/13................         430
            Freescale Semiconductor, Inc.
  1,400     6.88%, 07/15/11................       1,484
    850     7.13%, 07/15/14 (c)............         914
            MagnaChip Semiconductor S.A.
              (Luxembourg)
  2,200     FRN, 6.66%, 12/15/11 (e).......       2,178
  2,350     6.88%, 12/15/11 (c) (e)........       2,303
    550     8.00%, 12/15/14 (c) (e)........         528
  8,025     Smart Modular Technologies FRN,
              8.34%, 04/01/12 (e)..........       7,905
                                             ----------
                                                 31,367
                                             ----------
Specialty Retail (0.5%):
            General Nutrition Centers, Inc.
  1,750     8.50%, 12/01/10................       1,400
  1,500     8.63%, 01/15/11 (e)............       1,387
  1,700     Petro Stopping Centers LP
              9.00%, 02/15/12..............       1,709
  1,250     Quality Stores, Inc.
            10.63%, 04/01/07 (d) (f).......          --(h)
  3,250     Southern States Cooperative,
              Inc. 10.50%, 11/01/10 (e)....       3,234
                                             ----------
                                                  7,730
                                             ----------
Textiles, Apparel & Luxury Goods (1.2%):
  2,000     Avondale Mills, Inc. 10.25%,
              07/01/13 (c).................       1,580
  3,000     Broder Brothers 11.25%,
              10/15/10.....................       3,030
            Levi Strauss & Co.
  1,200     7.72%, 04/01/12................       1,134
  5,000     12.25%, 12/15/12...............       5,462
  2,500     Rafaella Apparel Group, Inc.
              11.25%, 06/15/11 (e).........       2,406
                                             ----------
                                                 13,612
                                             ----------
Tobacco (0.7%):
            Alliance One International,
              Inc.
  2,000     VAR, 6.73%, 05/15/09...........       2,032
  4,000     11.00%, 05/15/12 (e)...........       4,120
  1,600     North Atlantic Trading Co.
              9.25%, 03/01/12 (c)..........       1,208
  1,275     RJ Reynolds Tobacco Holdings,
              Inc. 6.50%, 07/15/10 (e).....       1,272
                                             ----------
                                                  8,632
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 78

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Wireless Telecommunication Services (3.8%):
  2,327     Alamosa Delaware, Inc. 11.00%,
              07/31/10.....................       2,609
  1,400     American Cellular Corp. Series
              B, 10.00%, 08/01/11..........       1,421
    998     C F W Communications Co., VAR
              5.61%, 09/15/11..............         996
  3,050     Centennial Cellular Operating
              Co. 10.13%, 06/15/13.........       3,446
            Dobson Cellular Systems
  2,300     FRN, 7.95%, 11/01/11 (e).......       2,392
    100     8.38%, 11/01/11 (e)............         105
  5,400     9.88%, 11/01/12 (c) (e)........       5,697
    750     Horizon PCS, Inc. 11.38%,
              07/15/12.....................         836
            Nextel Communications, Inc.
  3,500     5.95%, 03/15/14................       3,636
  1,000     6.88%, 10/31/13................       1,069
  3,000     7.38%, 08/01/15................       3,240
            Rogers Wireless Communications,
              Inc. (Canada)
  5,200     6.38%, 03/01/14 (a)............       5,291
    500     9.63%, 05/01/11................         587
            Rural Cellular Corp.
  1,000     FRN, 7.90%, 03/15/10...........       1,030
    750     8.25%, 03/15/12................         784
  4,000     9.88%, 02/01/10 (c)............       4,130
  2,086     Series B, 9.63%,
              05/15/08 (c).................       2,013
  2,361     SBA Telecommunications, Inc.
              SUB, 0.00%, 12/15/11 (c).....       2,172
  1,650     UbiquiTel Operating Co. 9.88%,
              03/01/11.....................       1,811
            US Unwired, Inc.
    800     Series B, FRN, 7.66%,
              06/15/10.....................         822
    450     Series B, 10.00%, 06/15/12.....         501
                                             ----------
                                                 44,588
                                             ----------
  Total Corporate Bonds (Cost $1,038,660)     1,045,251
                                             ----------
LOAN PARTICIPATIONS (4.6%):
  1,306     Celanese AG (Germany) VAR,
              5.74%, 04/01/11..............       1,327
  6,551     Charter Communications, Tranche
              B Loan VAR, 6.44%,
              04/27/11.....................       6,469
    527     Continental Airlines Loan VAR,
              4.75%, 12/31/06..............         464
  1,000     Crompton Corp. Loan VAR, 3.24%,
              08/16/09.....................       1,000
  2,499     Magnaquench, Inc. VAR, 10.71%,
              09/30/09.....................       2,524
  5,000     Dresser Industries, Inc. VAR,
              6.91%, 02/18/10..............       5,100
  1,489     Dynegy Holdings, Inc. VAR,
              7.14%, 05/18/10..............       1,500
  1,000     Graham Packaging Co., Inc. VAR,
              6.25%, 04/07/12..............       1,030

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Loan Participations, continued:
  2,000     Hawkeye Renewable LLC VAR,
              6.00%, 02/24/11..............       1,920
  2,000     Helm Holdings Loan VAR, 9.55%,
              12/31/10.....................       2,000
  5,000     MetroPCS, Inc. VAR, 7.69%,
              05/31/11.....................       5,037
            Midwest Generation LLC VAR,
    916     5.39%, 04/27/11................         927
    995     5.41%, 04/27/11................       1,006
  2,976     NES Rentals Holding, Inc. VAR,
              10.00%, 08/17/10.............       3,030
            Polymer Group, Inc. VAR,
  6,000     7.78%, 04/29/11................       6,105
  2,815     5.78%, 04/29/10................       2,857
     44     Prestige B Loan VAR, 4.80%,
              04/06/11.....................          55
  2,000     Primus Telecommunications Group
              VAR, 9.59%, 02/18/11.........       1,860
  1,990     RCN Corp. VAR, 7.06%,
              12/21/11.....................       2,005
  1,985     SteriGenics International VAR,
              6.41%, 06/14/11..............       1,998
  1,000     Trout Coal 1st Lien Debt VAR,
              5.59%, 04/25/11..............       1,003
  1,000     Trout Coal 2nd Lien Debt VAR,
              8.50%, 04/25/12..............       1,003
  1,000     Spanish Broadcasting System
              VAR, 7.03%, 05/03/13.........       1,015
  2,946     Westpoint Stevens, Inc. VAR,
              11.50%, 07/31/05 (d).........       2,592
                                             ----------
   Total Loan Participations (Cost $55,417)
............................................      53,827
                                             ----------
CONVERTIBLE BONDS (0.7%):
Communications Equipment (0.7%):
  8,040     Nortel Networks Corp. (Canada)
              4.25%, 09/01/08..............       7,497
                                             ----------
Household Products (0.0%) (g):
    291     Indesco International, Inc.
              10.00%, 03/08/08 (f).........         232
                                             ----------
  Total Convertible Bonds (Cost $7,983)           7,729
                                             ----------
COMMON STOCKS (0.8%):
Commercial Services & Supplies (0.2%):
     32     Kaiser Group Holdings,
              Inc. (a).....................       1,034
    112     NES Rentals Holdings,
              Inc. (a).....................       1,066
                                             ----------
                                                  2,100
                                             ----------
Diversified Telecommunication Services (0.0%) (g):
     33     Cincinnati Bell, Inc. (a)......         141
      8     Convergent Communications,
              Inc. (a) (f).................          --(h)
                                             ----------
                                                    141
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Household Products (0.0%) (g):
      9     ContinentalAFA Dispensing
              Co. (a) (f)..................           5
                                             ----------
Industrial Conglomerates (0.0%) (g):
     --(h)  Precision Partners,
              Inc. (a) (f).................         105
      4     Simonds Industries,
              Inc. (a) (f).................         126
                                             ----------
                                                    231
                                             ----------
Media (0.4%):
      9     Cebridge Connections Holdings
              LLC, Series A (a) (f)........         778
    170     Telewest Global, Inc. (a)......       3,882
                                             ----------
                                                  4,660
                                             ----------
Metals & Mining (0.1%):
     42     Lexington Coal Co. (a).........          12
     62     Oglebay Norton Co. (a).........         788
    270     ACP Holding Co. (a)............         505
                                             ----------
                                                  1,305
                                             ----------
Specialty Retail (0.0%) (g):
      1     Frank's Nursery & Crafts,
              Inc. (a).....................           1
     10     Mattress Discounters
              Corp. (a) (f)................          11
                                             ----------
                                                     12
                                             ----------
Wireless Telecommunication Services (0.1%):
    193     Dobson Communications
              Corp. (a)....................         822
     25     Horizon PCS, Inc. (a)..........         626
                                             ----------
                                                  1,448
                                             ----------
  Total Common Stocks (Cost $16,280)              9,902
                                             ----------
PREFERRED STOCKS (0.8%):
Auto Components (0.0%) (g):
     --(h)  HLI Operating Co., Inc.
              8.00% (a)....................           9
                                             ----------
Chemicals (0.1%):
     --(h)  Polymer Group, Inc.
              16.00% (a) (f) (i)...........       1,152
                                             ----------
Commercial Services & Supplies (0.1%):
     10     Kaiser Group Holdings, Inc.
              7.00% (c)....................         542
                                             ----------
Media (0.1%):
     --(h)  Cebridge Connections Holdings
              LLC (f)......................         653
      9     Spanish Broadcasting System
              10.75% (a)...................         937
                                             ----------
                                                  1,590
                                             ----------
Metals & Mining (0.5%):
    380     Oglebay Norton Co.
              14.80% (a)...................       5,702
                                             ----------
Wireless Telecommunications Services (0.0%) (g):
      5     Dobson Communications Corp.
              6.00% (e)....................         377
                                             ----------
  Total Preferred Stocks (Cost $6,399)            9,372
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
NO. OF WARRANTS:
WARRANTS (0.0%) (G):
Diversified Telecommunication Services (0.0%) (g):
            Abovenet Communications, Inc.
      1     9/8/2008 (f)...................          14
      2     9/8/2010 (f)...................          10
            XO Communications, Inc.
      5     01/16/10.......................           1
      7     01/16/10.......................           2
      5     01/16/10.......................           1
                                             ----------
                                                     28
                                             ----------
Metals & Mining (0.0%) (g):
    243     ACP Holding Co. 11/30/13 (e)...         456
                                             ----------
  Total Warrants (Cost $970)                        484
                                             ----------
  Total Long Term Investments (Cost
    $1,125,709)                               1,126,565
                                             ----------
SHORT-TERM INVESTMENTS (1.4%):
INVESTMENT COMPANY (1.4%):
 16,729     JPMorgan Liquid Assets Money
              Market Fund (b)
  Total Short Term Investments (Cost
    $16,729)                                     16,729
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (23.5%):
Bank Notes (0.9%):
 10,000     World Savings Bank FSB FRN,
              3.32%, 07/20/05..............      10,000
                                             ----------
Certificates of Deposit (0.6%):
  4,997     Bank of New York 3.25%,
              08/02/05.....................       4,997
  2,500     Deutsche Bank N.Y. 3.60%,
              07/01/05.....................       2,500
                                             ----------
                                                  7,497
                                             ----------
Investment Companies (3.1%):
 21,554     BGI Prime Money Market Fund....      21,554
 14,679     Morgan Stanley Institutional
              Liquidity Funds..............      14,679
                                             ----------
                                                 36,233
                                             ----------
Master Note (1.9%):
 12,000     Greenwich Capital Finance
              Products, Inc. FRN, 3.73%,
              07/01/05.....................      12,000
 10,000     Morgan Stanley, Inc. FRN,
              3.62%, 07/01/05..............      10,000
                                             ----------
                                                 22,000
                                             ----------
Medium Term Note (15.0%):
 10,000     American Express Credit Corp.
              FRN, 3.45%, 07/26/05.........       9,999
  7,499     CC USA, Inc. FRN, 3.60%,
              07/01/05.....................       7,499
 65,000     Credit Suisse First Boston LLC
              FRN, 3.55%, 07/01/05.........      65,000

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 80

JPMORGAN HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Note, continued:
  1,250     K2 (USA) LLC FRN, 3.37%,
              07/01/05.....................       1,250
  3,000     Lehman Brothers, Inc. FRN,
              3.62%, 07/01/05..............       3,000
 10,000     Lehman Holdings FRN, 3.40%,
              07/01/05.....................      10,000
            Merrill Lynch & Co., Inc.
 10,000     FRN, 3.40%, 07/01/05...........      10,000
 17,000     FRN, 3.59%, 07/01/05...........      17,000
 32,000     Morgan Stanley FRN, 3.56%,
              07/01/05.....................      32,000
 15,000     Northern Rock Plc FRN, 3.28%,
              07/13/05.....................      15,000
  4,000     Wells Fargo & Co FRN, 3.36%,
              07/01/05.....................       4,000
                                             ----------
                                                174,748
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
REPURCHASE AGREEMENTS (2.0%):
 23,000     Merrill Lynch & Co., Inc.,
              3.52%, dated 06/30/05 due
              07/01/05, repurchase price
              $23,002, collateralized by
              Investment Grade Corporate
              Notes and Bonds..............      23,000
                                             ----------
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $273,478)           273,478
                                             ----------
TOTAL INVESTMENTS (121.6%)
  (Cost $1,415,916)                           1,416,772
LIABILITIES IN EXCESS OF OTHER ASSETS
(21.6%)                                        (251,332)
                                             ----------
NET ASSETS (100.0%)                          $1,165,440
                                             ==========

------------

Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (99.2%):
ASSET BACKED SECURITIES (3.2%):
  1,595     American Express Credit Account
              Master Trust
              Series 2004-3, Class A,
              4.35%, 05/16/09..............       1,610
            AmeriCredit Automobile
              Receivables Trust
    948     Series 2001-D, Class A4, 4.41%,
              11/12/08.....................         950
  1,820     Series 2002-A, Class A4, 4.61%,
              10/09/05.....................       1,828
  1,595     Series 2002-D, Class A4, 3.40%,
              04/13/09.....................       1,588
    798     Series 2003-BX, Class A4A,
              2.72%, 08/23/06..............         788
    457     Capital One Auto Finance Trust
              Series 2001-A, Class A4,
              5.40%, 05/15/08..............         458
    798     Capital One Master Trust Series
              2001-5, Class A, 5.30%,
              08/13/06.....................         810
            Citibank Credit Card Issuance
              Trust
    798     Series 2002-A1, Class A1,
              4.95%, 02/04/07..............         810
  3,390     Series 2002-C2, Class C2,
              6.95%, 02/13/12..............       3,806
  1,328     CNH Equipment Trust
              Series 2003-B, Class A4B,
              3.38%, 08/03/07..............       1,312
  2,077     Conseco Finance
              Series 2001-B, Class 1M1,
              7.27%, 10/24/06..............       2,114
  8,773     Countrywide Asset-Backed
              Certificates
              Series 2004-AB2, Class A2,
              FRN, 3.58%, 12/28/07.........       8,790
    922     GE Capital Mortgage Services,
              Inc.
              Series 1999-HE, Class M,
              6.71%, 04/25/29..............         944
    930     Household Automotive Trust
              Series 2005-1 Class A4,
              4.35%, 06/18/12..............         930
            MBNA Credit Card Master Note
              Trust
  2,393     Series 2002-C1, Class C1,
              6.80%, 02/13/12..............       2,671
    997     Series 2003-C1, Class C1, FRN,
              4.92%, 01/15/10..............       1,055

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
            MBNA Master Credit Card Trust
              USA
  1,755     Series 1999-J, Class C, 7.85%,
              09/13/09 (e).................       1,992
  1,595     Series 2000-D, Class C, 8.40%,
              04/15/07 (e).................       1,710
  1,168     Onyx Acceptance Grantor Trust
              Series 2002-C, Class A4,
              4.07%, 04/15/09..............       1,168
    539     Residential Asset Mortgage
              Products, Inc.
              Series 2001-RS3, Class AI4,
              SUB, 6.29%, 08/31/05.........         540
  2,129     Textron Financial Corp.
              Receivables Trust
              Series 2000-C, Class A3,
              6.61%, 02/15/15 (e)..........       2,154
            WFS Financial Owner Trust
  1,215     Series 2002-1, Class A4A,
              4.87%, 10/17/05..............       1,221
  1,412     Series 2002-2, Class A4, SUB,
              4.50%, 12/13/05..............       1,417
    214     Series 2003-1, Class A3, 2.03%,
              08/20/07.....................         213
    318     Series 2003-2, Class A3, 1.76%,
              08/16/05.....................         316
  1,595     Series 2003-2, Class A4, 2.41%,
              11/24/06.....................       1,569
  1,958     Series 2003-4, Class A4, 3.15%,
              02/15/07.....................       1,937
  1,093     Series 2004-1, Class A3, 2.19%,
              06/20/08.....................       1,083
                                             ----------
  Total Asset Backed Securities (Cost
$44,804)                                         45,784
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (48.4%):
Agency CMO (41.8%):
            Federal Home Loan Mortgage
              Corp.
    151     Series 11, Class D, 9.50%,
              01/16/08.....................         150
     66     Series 46, Class B, 7.80%,
              09/15/20.....................          66
     25     Series 47, Class F, 10.00%,
              01/12/08.....................          25
      1     Series 85, Class C, 8.60%,
              01/24/07.....................           1
     56     Series 99, Class Z, 9.50%,
              04/06/08.....................          55
    265     Series 114, Class H, 6.95%,
              06/06/07.....................         264

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 82

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      1     Series 204, Class E, IF, IO,
              HB, 1242.00%, 12/24/07.......           1
      3     Series 411, Class I, HB,
              84.00%, 06/29/07.............           3
     --(h)  Series 1072, Class A, IO, HB,
              1008.50%, 05/15/06...........          --(h)
     19     Series 1079, Class S, IF,
              22.95%, 09/06/07.............          19
     28     Series 1084, Class F, FRN,
              4.20%, 10/28/06..............          28
     19     Series 1084, Class S, IF, HB,
              30.60%, 10/28/06.............          20
     --(h)  Series 1098, Class M, HB,
              1008.00%, 06/15/06...........          --(h)
    108     Series 1144, Class KB, 8.50%,
              12/08/07.....................         108
     --(h)  Series 1172, Class L, HB,
              1180.80%, 12/29/05...........           1
      2     Series 1196, Class B, HB,
              795.60%, 08/25/06............           4
    229     Series 1206, Class IA, 7.00%,
              08/29/06.....................         230
  3,366     Series 1212, Class IZ, 8.00%,
              02/15/22.....................       3,407
    166     Series 1250, Class J, 7.00%,
              09/06/06.....................         166
     --(h)  Series 1298, Class L, IO, HB,
              981.87%, 10/10/05............           1
    406     Series 1343, Class LA, 8.00%,
              05/03/08.....................         422
    528     Series 1404, Class FA, 4.50%,
              11/24/05.....................         528
     80     Series 1465, Class SA, IO,
              5.75%, 12/11/05..............           2
  1,797     Series 1466, Class PZ, 7.50%,
              11/17/06.....................       1,882
     25     Series 1470, Class F, FRN,
              3.52%, 09/06/08..............          25
     30     Series 1473, Class HA, 7.00%,
              01/15/08.....................          30
    713     Series 1491, Class I, 7.50%,
              12/30/12.....................         760
     53     Series 1506, Class F, FRN,
              4.16%, 01/09/06..............          53
      9     Series 1506, Class S, IF,
              14.94%, 07/15/05.............          10
  2,393     Series 1512, Class J, 6.50%,
              01/25/06.....................       2,444
    339     Series 1513, Class AG, FRN,
              3.20%, 06/15/06..............         336

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    641     Series 1513, Class N, 6.50%,
              12/05/05.....................         653
    124     Series 1518, Class G, IO,
              5.25%, 07/15/05..............           5
    689     Series 1518, Class G, IF,
              5.87%, 11/22/08..............         683
    657     Series 1541, Class O, FRN,
              3.25%, 11/22/08..............         645
    273     Series 1544, Class J, IF,
              9.67%, 02/12/06..............         283
    159     Series 1549, Class K, 8.50%,
              02/02/06.....................         164
  1,643     Series 1558, Class D, 6.50%,
              07/15/23.....................       1,685
    522     Series 1586, Class M, 5.00%,
              04/11/06.....................         523
  2,195     Series 1587, Class SL, IF,
              14.34%, 10/15/08.............       2,252
    159     Series 1600, Class SC, FRN,
              8.60%, 09/23/05..............         164
     11     Series 1602, Class SA, IF,
              12.19%, 10/15/23.............          13
     21     Series 1603, Class IF, FRN,
              3.93%, 01/15/23..............          21
    203     Series 1604, Class SA, IF,
              11.37%, 07/15/05.............         216
    372     Series 1606, Class SC, IF,
              15.81%, 11/15/08.............         414
  3,021     Series 1607, Class H, 6.25%,
              10/09/08.....................       3,136
  1,196     Series 1608, Class L, 6.50%,
              09/15/23.....................       1,270
  1,432     Series 1609, Class L, IF,
              10.29%, 10/12/10.............       1,593
  1,333     Series 1611, Class JA, FRN,
              4.38%, 11/14/07..............       1,348
  1,216     Series 1611, Class JB, IF,
              10.87%, 07/15/05.............       1,263
  7,482     Series 1624, Class KZ, 6.00%,
              04/06/06.....................       7,639
    223     Series 1625, Class SD, IF,
              8.50%, 01/27/06..............         237
     51     Series 1660, Class P, 6.50%,
              04/27/07.....................          52
    136     Series 1665, Class FA, FRN,
              3.61%, 11/19/05..............         135
     37     Series 1671, Class L, 7.00%,
              02/26/06.....................          37
      7     Series 1672, Class FB, FRN,
              3.46%, 07/15/05..............           7

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     36     Series 1685, Class Z, 6.00%,
              02/04/07.....................          37
    374     Series 1689, Class SD, IF,
              10.10%, 09/13/05.............         397
    409     Series 1698, Class SC, IF,
              10.89%, 04/02/07.............         453
    295     Series 1700, Class GA, PO,
              04/02/08.....................         274
  1,595     Series 1706, Class K, 7.00%,
              03/15/24.....................       1,714
    308     Series 1745, Class D, 7.50%,
              04/28/11.....................         312
    759     Series 1798, Class F, 5.00%,
              11/22/08.....................         762
     41     Series 1807, Class G, 9.00%,
              09/26/07.....................          43
    407     Series 1900, Class T A, PO,
              02/09/06.....................         393
  3,421     Series 1927, Class PH, 7.50%,
              10/08/08.....................       3,593
    170     Series 1967, Class PC, PO,
              02/16/06.....................         164
  1,508     Series 1981, Class Z, 6.00%,
              12/09/08.....................       1,537
    483     Series 1987, Class PE, 7.50%,
              07/04/09.....................         503
     87     Series 2017, Class SE, IF,
              15.11%, 07/15/05.............          96
  1,459     Series 2025, Class PE, 6.30%,
              10/03/08.....................       1,504
    223     Series 2033, Class SN, IF, IO,
              20.14%, 01/25/09.............          64
    624     Series 2038, Class PN, IO,
              7.00%, 10/22/08..............          95
  1,436     Series 2040, Class PE, 7.50%,
              07/10/14.....................       1,537
  1,151     Series 2056, Class TD, 6.50%,
              01/22/09.....................       1,206
  4,221     Series 2063, Class PG, 6.50%,
              05/12/17.....................       4,383
    623     Series 2064, Class TE, 7.00%,
              04/09/09.....................         652
  2,793     Series 2075, Class PH, 6.50%,
              04/16/07.....................       2,903
  1,196     Series 2075, Class PM, 6.25%,
              08/15/28.....................       1,260
    727     Series 2089, Class PJ, IO,
              7.00%, 11/07/08..............         115
    590     Series 2097, Class PV, 6.00%,
              09/15/09.....................         604

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    638     Series 2102, Class TC, 6.00%,
              03/01/08.....................         661
  1,747     Series 2125, Class JZ, 6.00%,
              11/19/10.....................       1,808
    127     Series 2137, Class TM, 6.50%,
              01/15/28.....................         127
    279     Series 2163, Class PC, IO,
              7.50%, 04/29/08..............          48
  1,994     Series 2169, Class TB, 7.00%,
              06/15/29.....................       2,185
    798     Series 2172, Class QC, 7.00%,
              01/16/10.....................         871
     42     Series 2196, Class TL, 7.50%,
              11/19/19.....................          44
  1,057     Series 2201, Class C, 8.00%,
              08/02/08.....................       1,120
  1,702     Series 2210, Class Z, 8.00%,
              12/25/08.....................       1,830
    877     Series 2224, Class CB, 8.00%,
              09/11/07.....................         922
  1,356     Series 2256, Class MC, 7.25%,
              12/09/12.....................       1,409
  1,803     Series 2259, Class ZM, 7.00%,
              12/10/07.....................       1,874
  1,454     Series 2271, Class PC, 7.25%,
              08/03/09.....................       1,531
    798     Series 2283, Class K, 6.50%,
              01/14/14.....................         866
    890     Series 2296, Class PD, 7.00%,
              03/02/08.....................         935
     91     Series 2299, Class G, 7.00%,
              11/04/06.....................          91
    376     Series 2306, Class K, PO,
              01/31/09.....................         337
    916     Series 2306, Class SE, IF, IO,
              6.49%, 01/31/09..............         143
  1,595     Series 2312, Class KV, 6.50%,
              11/27/11.....................       1,613
    782     Series 2317, Class VG, 6.50%,
              11/21/10.....................         789
    974     Series 2333, Class HC, 6.00%,
              04/09/07.....................         994
  1,270     Series 2344, Class QG, 6.00%,
              08/15/16.....................       1,318
 12,271     Series 2344, Class ZD, 6.50%,
              12/22/05.....................      13,100
  2,369     Series 2344, Class ZJ, 6.50%,
              11/03/05.....................       2,463
  1,894     Series 2345, Class NE, 6.50%,
              09/19/05.....................       1,965

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 84

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  2,128     Series 2345, Class PQ, 6.50%,
              07/15/12.....................       2,221
    916     Series 2345, Class PV, 6.50%,
              01/15/24.....................         926
  1,595     Series 2347, Class VP, 6.50%,
              12/09/09.....................       1,662
  2,791     Series 2349, Class NW, 6.50%,
              10/15/16.....................       2,832
  1,023     Series 2351, Class PZ, 6.50%,
              08/15/31.....................       1,094
  1,519     Series 2353, Class PC, 6.50%,
              09/12/09.....................       1,524
 10,368     Series 2353, Class TD, 6.00%,
              06/15/13.....................      10,839
  1,541     Series 2355, Class BP, 6.00%,
              12/06/07.....................       1,601
    538     Series 2357, Class VX, 6.50%,
              03/04/08.....................         541
  1,825     Series 2360, Class PG, 6.00%,
              10/20/06.....................       1,885
    923     Series 2362, Class PD, 6.50%,
              05/11/06.....................         946
    961     Series 2362, Class PJ, 6.50%,
              03/03/12.....................         977
  1,452     Series 2366, Class MD, 6.00%,
              10/15/16.....................       1,508
  1,835     Series 2367, Class VD, 6.00%,
              01/15/19.....................       1,838
    236     Series 2382, Class TL, IO,
              6.50%, 02/15/31..............          16
  1,711     Series 2391, Class QE, 5.50%,
              11/18/05.....................       1,728
  1,994     Series 2391, Class QR, 5.50%,
              04/03/09.....................       2,069
  1,928     Series 2391, Class VQ, 6.00%,
              10/15/12.....................       2,006
  1,595     Series 2392, Class PV, 6.00%,
              06/06/10.....................       1,636
     87     Series 2405, Class P, 6.00%,
              01/20/08.....................          87
    825     Series 2410, Class HC, 5.50%,
              08/21/07.....................         832
  1,356     Series 2410, Class NG, 6.50%,
              02/15/32.....................       1,427
  2,193     Series 2410, Class OE, 6.38%,
              03/30/07.....................       2,276
  3,988     Series 2410, Class QS, IF,
              11.13%, 04/08/09.............       4,421
    825     Series 2410, Class QX, IF, IO,
              5.43%, 04/12/08..............          72

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    444     Series 2412, Class SE, FRN,
              9.64%, 10/07/05..............         472
  1,595     Series 2412, Class SP, IF,
              9.66%, 02/15/32..............       1,738
    904     Series 2423, Class MC, 7.00%,
              08/23/11.....................         946
  1,771     Series 2423, Class MT, 7.00%,
              09/04/11.....................       1,852
  4,785     Series 2434, Class TC, 7.00%,
              12/08/08.....................       5,081
    957     Series 2435, Class CJ, 6.50%,
              03/17/19.....................       1,036
  1,595     Series 2435, Class VH, 6.00%,
              09/29/08.....................       1,677
  1,196     Series 2441, Class GF, 6.50%,
              06/18/14.....................       1,279
  2,205     Series 2444, Class ES, IF, IO,
              4.73%, 10/16/08..............         172
  2,084     Series 2450, Class GZ, 7.00%,
              05/12/09.....................       2,192
    882     Series 2450, Class SW, IF, IO,
              4.78%, 10/16/08..............          91
  1,172     Series 2454, Class VB, 6.50%,
              06/11/10.....................       1,197
  1,595     Series 2455, Class GK, 6.50%,
              04/24/07.....................       1,705
  1,909     Series 2460, Class VZ, 6.00%,
              12/04/08.....................       1,989
  3,918     Series 2461, Class VB, 6.50%,
              04/15/18.....................       3,987
  5,583     Series 2462, Class JG, 6.50%,
              04/23/07.....................       5,897
  3,988     Series 2466, Class DH, 6.50%,
              06/22/10.....................       4,226
  3,988     Series 2466, Class PG, 6.50%,
              04/15/32.....................       4,222
  1,595     Series 2474, Class NR, 6.50%,
              07/15/32.....................       1,701
  1,927     Series 2484, Class LZ, 6.50%,
              04/28/11.....................       2,076
     74     Series 2496, Class LD, 8.50%,
              11/15/15.....................          74
  3,988     Series 2498, Class UD, 5.50%,
              09/02/10.....................       4,068
  3,988     Series 2500, Class GD, 5.50%,
              08/02/10.....................       4,041
  2,393     Series 2500, Class MC, 6.00%,
              02/10/07.....................       2,531
  3,988     Series 2500, Class TD, 5.50%,
              09/01/10.....................       4,052

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  2,393     Series 2512, Class PG, 5.50%,
              07/04/16.....................       2,525
  1,196     Series 2513, Class YO, PO,
              12/28/08.....................       1,087
  2,393     Series 2515, Class DE, 4.00%,
              04/11/10.....................       2,284
    366     Series 2519, Class BT, 8.50%,
              10/28/06.....................         393
  1,948     Series 2527, Class VU, 5.50%,
              04/27/08.....................       2,000
  1,196     Series 2535, Class BK, 5.50%,
              11/06/13.....................       1,246
  1,675     Series 2537, Class TE, 5.50%,
              12/15/17.....................       1,762
  2,662     Series 2543, Class YX, 6.00%,
              01/28/14.....................       2,827
  2,871     Series 2557, Class WJ, 5.00%,
              11/28/06.....................       2,912
  2,393     Series 2565, Class MB, 6.00%,
              05/09/07.....................       2,447
  3,190     Series 2575, Class ME, 6.00%,
              12/08/10.....................       3,385
  1,890     Series 2586, Class WI, IO,
              6.50%, 02/15/09..............         324
  4,736     Series 2594, Class VA, 6.00%,
              08/20/05.....................       4,913
  2,028     Series 2594, Class VP, 6.00%,
              07/12/05.....................       2,096
  1,595     Series 2594, Class VQ, 6.00%,
              08/06/11.....................       1,664
  2,838     Series 2597, Class AD, 6.50%,
              09/16/08.....................       3,064
  4,278     Series 2597, Class DS, IF, IO,
              4.33%, 10/16/08..............         383
  9,583     Series 2599, Class DS, IF, IO,
              3.78%, 12/01/08..............         731
  9,569     Series 2610, Class DS, IF, IO,
              3.88%, 03/12/09..............         785
  5,488     Series 2611, Class SH, IF, IO,
              4.43%, 05/18/08..............         420
  1,595     Series 2617, Class GR, 4.50%,
              05/19/14.....................       1,579
  1,652     Series 2619, Class IM, IO,
              5.00%, 10/15/21..............         228
  1,000     Series 2628 Class WA, 4.00%,
              07/15/28.....................         971
  1,500     Series 2630, Class KN, 2.50%,
              06/01/07.....................       1,454
    135     Series 2631, Class BS, IF,
              5.97%, 06/30/11..............         125

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    798     Series 2631, Class LC, 4.50%,
              08/17/13.....................         790
    798     Series 2640, Class VE, 3.25%,
              04/21/14.....................         715
    511     Series 2643, Class HI, IO,
              4.50%, 11/30/07..............          58
  3,417     Series 2643, Class KG, 4.00%,
              07/19/05.....................       3,413
  1,738     Series 2651, Class VZ, 4.50%,
              02/20/13.....................       1,692
  1,298     Series 2656, Class SH, IF,
              11.94%, 05/08/08.............       1,416
  1,300     Series 2668, Class SB, IF,
              4.34%, 01/16/10..............       1,241
    798     Series 2672, Class ME, 5.00%,
              08/06/13.....................         814
  1,994     Series 2675, Class CK, 4.00%,
              08/31/14.....................       1,903
  1,648     Series 2682, Class YS, IF,
              4.33%, 06/27/16..............       1,286
    957     Series 2684, Class TO, PO,
              09/19/14.....................         668
    798     Series 2686, Class GB, 5.00%,
              10/25/09.....................         812
    677     Series 2691, Class WS, IF,
              4.17%, 01/06/16..............         543
  1,000     Series 2695, Class DE, 4.00%,
              01/15/17.....................         977
    987     Series 2705, Class SC, IF,
              4.17%, 07/26/15..............         806
    987     Series 2705, Class SD, IF,
              6.11%, 07/26/15..............         868
  5,822     Series 2727, Class BS, IF,
              4.25%, 04/24/20..............       4,370
    157     Series 2727, PO, 07/03/15......         122
    798     Series 2733, Class GF, FRN,
              0.00% 11/20/12...............         737
    695     Series 2739, Class S, IF,
              5.56%, 08/20/14..............         624
    758     Series 2744, Class FE, FRN,
              0.00% 06/03/15...............         610
  1,595     Series 2744, Class PC, 5.50%,
              04/12/08.....................       1,646
  1,991     Series 2744, Class PD, 5.50%,
              01/31/10.....................       2,105
  1,595     Series 2744, Class TU, 5.50%,
              03/12/13.....................       1,629
  1,762     Series 2749, Class PK, IO,
              5.00%, 09/03/06..............         127
  1,175     Series 2753, Class S, IF,
              5.56%, 03/22/15..............       1,045

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 86

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    662     Series 2755, Class SA, IF,
              7.76%, 06/26/10..............         661
    412     Series 2769, PO, 03/09/14......         328
  1,735     Series 2776, Class SK, IF,
              4.25%, 09/03/16..............       1,433
  1,196     Series 2846, PO, 02/02/13......       1,030
    363     Series 2925, Class MZ, 5.00%,
              09/25/10.....................         358
    562     Series 2925, Class ZM, 5.00%,
              10/02/05.....................         562
            Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities
    666     Series T-41, Class 3A, 7.50%,
              10/25/06.....................         710
    604     Series T-51, Class 2A, VAR,
              7.50%, 05/08/07..............         636
  5,624     Series T-54, Class 2A, 6.50%,
              09/27/07.....................       5,857
  1,949     Series T-54, Class 3A, 7.00%,
              06/14/06.....................       2,061
    474     Series T-58, Class A, PO,
              07/31/08.....................         412
    986     Federal Home Loan Mortgage
              Corp. -- Government National
              Mortgage Association
              Series 24, Class ZE, 6.25%,
              01/29/11.....................       1,031
            Federal National Mortgage
              Association
     40     Series 1988-7, Class Z, 9.25%,
              03/20/08.....................          43
    179     Series 1989-70, Class G, 8.00%,
              11/15/07.....................         193
     80     Series 1989-78, Class H, 9.40%,
              11/25/19.....................          88
     66     Series 1989-83, Class H, 8.50%,
              02/02/07.....................          72
     65     Series 1989-89, Class H, 9.00%,
              05/17/07.....................          70
     22     Series 1990-1, Class D, 8.80%,
              02/06/07.....................          24
    162     Series 1990-102, Class J,
              6.50%, 01/04/08..............         169
     73     Series 1990-120, Class H,
              9.00%, 10/25/20..............          77
     15     Series 1990-134, Class SC, IF,
              16.58%, 02/18/07.............          18
      1     Series 1990-140, Class H, HB,
              652.15%, 10/13/06............          16

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     41     Series 1990-60, Class K, 5.50%,
              12/30/07.....................          41
     30     Series 1990-63, Class H, 9.50%,
              06/25/20.....................          33
     36     Series 1990-7, Class B, 8.50%,
              04/07/07.....................          39
     40     Series 1990-93, Class G, 5.50%,
              02/09/08.....................          40
     --(h)  Series 1990-94, Class H, HB,
              504.00%, 08/25/20............           6
     --(h)  Series 1990-95, Class J, IO,
              HB,1118.04%, 01/29/08........          10
    105     Series 1991-42, Class S, IF,
              11.82%, 08/05/07.............         120
     --(h)  Series 1991-7, Class K, IO, HB,
              908.50%, 08/21/07............           1
    106     Series 1992-143, Class MA,
              5.50%, 07/25/08..............         108
    230     Series 1992-33, Class F, FRN,
              3.65%, 05/02/06..............         229
     98     Series 1992-44, Class K, 7.25%,
              04/25/07.....................         100
    403     Series 1993-122, Class M,
              6.50%, 12/27/12..............         421
    139     Series 1993-165, Class SD, IF,
              9.52%, 12/14/08..............         147
     86     Series 1993-170, Class SE, IF,
              16.12%, 09/21/05.............          95
    112     Series 1993-175, Class SA, IF,
              13.19%, 03/04/06.............         123
    584     Series 1993-178, Class PK,
              6.50%, 04/26/14..............         599
    798     Series 1993-18, Class PK,
              6.50%, 10/18/06..............         819
  3,988     Series 1993-183, Class KA,
              6.50%, 02/17/18..............       4,331
  4,518     Series 1993-189, Class PL,
              6.50%, 01/04/12..............       4,744
    770     Series 1993-190, Class S, IF,
              11.37%, 10/11/05.............         819
    148     Series 1993-196, Class FA, FRN,
              3.41%, 03/16/06..............         147
    547     Series 1993-225, Class SG, IF,
              13.37%, 11/02/08.............         617
    154     Series 1993-225, Class VO, IF,
              9.68%, 12/25/22..............         158
  1,035     Series 1993-247, Class SA, IF,
              19.87%, 04/09/09.............       1,343
    642     Series 1993-25, Class J, 7.50%,
              08/11/05.....................         685

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  2,565     Series 1993-250, Class Z,
              7.00%, 06/29/06..............       2,679
  4,670     Series 1993-257, Class C, PO,
              08/18/07.....................       4,299
  4,136     Series 1993-37, Class PX,
              7.00%, 04/30/09..............       4,377
  1,433     Series 1993-41, Class PH,
              6.00%, 11/01/05..............       1,446
  1,491     Series 1993-54, Class Z, 7.00%,
              03/03/07.....................       1,577
    316     Series 1993-62, Class SA, IF,
              14.67%, 04/25/23.............         380
     77     Series 1993-72, Class F, FRN,
              3.41%, 01/14/06..............          77
    166     Series 1994-12, Class FC, FRN,
              3.57%, 07/25/05..............         165
     89     Series 1994-13, Class SK, IF,
              15.16%, 12/08/05.............          97
    422     Series 1994-17, Class JB, IO,
              6.50%, 05/11/06..............          33
    120     Series 1994-20, Class Z, 6.50%,
              11/09/05.....................         122
  1,311     Series 1994-34, Class DZ,
              6.00%, 11/24/05..............       1,339
    601     Series 1994-40, Class VC,
              6.50%, 02/25/10..............         614
    729     Series 1994-55, Class G, 6.75%,
              12/25/23.....................         737
     61     Series 1994-9, Class E, PO,
              10/03/08.....................          54
  2,670     Series 1996-14, Class SE, IF,
              IO, 6.64%, 03/26/09..........         472
    161     Series 1996-20, Class L, PO,
              03/01/06.....................         154
    314     Series 1996-24, Class E, PO,
              03/25/09.....................         299
    125     Series 1996-27, Class FC, FRN,
              3.84%, 07/25/05..............         126
  1,436     Series 1996-32, Class PH,
              7.00%, 01/25/26..............       1,473
    391     Series 1996-39, Class J, PO,
              04/15/06.....................         373
     24     Series 1996-46, Class PE, PO,
              09/25/06.....................          23
    258     Series 1996-59, Class J, 6.50%,
              08/25/22.....................         269
  1,900     Series 1996-59, Class K, 6.50%,
              02/23/13.....................       1,950
  1,654     Series 1997-20, IO, FRN, 1.84%,
              02/05/08.....................          94

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,416     Series 1997-20, Class IB, IO,
              FRN, 1.84%, 02/05/08.........          78
    669     Series 1997-27, Class J, 7.50%,
              12/08/07.....................         712
    584     Series 1997-29, Class J, 7.50%,
              04/20/27.....................         614
  1,194     Series 1997-39, Class PD,
              7.50%, 04/24/11..............       1,258
     28     Series 1997-70, PO, 09/25/22...          28
    529     Series 1997-81, Class PI, IO,
              7.00%, 09/28/08..............          93
    395     Series 1998-27, Class B, PO,
              12/25/08.....................         377
  1,025     Series 1998-36, Class ZB,
              6.00%, 08/02/05..............       1,054
     79     Series 1998-4, Class C, Zero
              Coupon, 04/25/23.............          70
  3,330     Series 2000-2, Class ZE, 7.50%,
              02/25/30.....................       3,546
  4,047     Series 2001-33, Class ID, IO,
              6.00%, 08/08/09..............         715
  3,190     Series 2001-36, Class DE,
              7.00%, 04/20/10..............       3,429
  1,595     Series 2001-4, Class PC, 7.00%,
              01/22/15.....................       1,692
    869     Series 2001-44, Class PD,
              7.00%, 04/27/06..............         912
  1,636     Series 2001-48, Class Z, 6.50%,
              09/25/21.....................       1,781
    970     Series 2001-49, Class Z, 6.50%,
              09/25/31.....................       1,010
  2,743     Series 2001-5, Class OW, 6.00%,
              01/06/08.....................       2,836
  3,029     Series 2001-50, Class VB,
              6.50%, 09/15/14..............       3,110
  2,588     Series 2001-52, Class XM,
              6.50%, 11/25/10..............       2,662
  2,791     Series 2001-61, Class VB,
              7.00%, 02/24/08..............       2,957
  1,137     Series 2001-61, Class VQ,
              6.50%, 08/25/15..............       1,173
  1,248     Series 2001-71, Class GU,
              6.00%, 11/23/08..............       1,280
  2,393     Series 2001-71, Class MB,
              6.00%, 12/25/16..............       2,505
  3,987     Series 2001-71, Class QE,
              6.00%, 09/27/12..............       4,140
 11,246     Series 2001-74, Class MB,
              6.00%, 09/06/12..............      12,001
  2,791     Series 2001-78, Class VB,
              6.00%, 10/13/12..............       2,821

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 88

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  1,356     Series 2001-80, Class PE,
              6.00%, 07/27/10..............       1,408
    701     Series 2001-81, Class LO, PO,
              04/29/09.....................         609
  1,951     Series 2002-1, Class HC, 6.50%,
              07/26/09.....................       2,042
    730     Series 2002-1, Class SA, IF,
              14.42%, 10/13/07.............         876
  4,865     Series 2002-18, Class PC,
              5.50%, 09/12/10..............       5,096
  1,595     Series 2002-2, Class UC, 6.00%,
              04/13/09.....................       1,648
  1,994     Series 2002-21, Class PE,
              6.50%, 04/25/32..............       2,089
  1,595     Series 2002-24, Class AJ,
              6.00%, 04/25/17..............       1,664
  1,595     Series 2002-28, Class PK,
              6.50%, 12/17/10..............       1,684
  2,393     Series 2002-3, Class OG, 6.00%,
              11/29/07.....................       2,524
  3,239     Series 2002-37, Class Z, 6.50%,
              11/07/06.....................       3,367
  3,190     Series 2002-56, Class UC,
              5.50%, 11/22/10..............       3,326
  2,012     Series 2002-59, Class AC,
              6.00%, 11/14/05..............       2,094
    683     Series 2002-59, Class VA,
              6.50%, 06/20/06..............         685
  3,190     Series 2002-59, Class VB,
              6.50%, 11/17/08..............       3,257
  5,583     Series 2002-61, Class PE,
              5.50%, 11/26/09..............       5,690
  3,190     Series 2002-74, Class LD,
              5.00%, 09/21/10..............       3,237
  3,988     Series 2002-74, Class PD,
              5.00%, 09/22/10..............       4,044
  6,460     Series 2002-74, Class VB,
              6.00%, 12/19/05..............       6,741
    884     Series 2002-8, Class SR, IF,
              9.43%, 08/16/05..............         947
  1,743     Series 2002-84, Class VB,
              5.50%, 07/09/10..............       1,802
    479     Series 2002-91, Class UH, IO,
              5.50%, 02/13/08..............          72
  1,595     Series 2002-94, Class BK,
              5.50%, 08/11/13..............       1,684
  1,196     Series 2003-106, Class US, IF,
              4.10%, 12/28/14..............         958
  7,023     Series 2003-116, Class SB, IF,
              IO, 4.29%, 12/20/08..........         526

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    798     Series 2003-128, Class KE,
              4.50%, 04/08/11..............         805
  1,736     Series 2003-130, Class SX, IF,
              6.55%, 09/25/07..............       1,748
    798     Series 2003-22, Class UD,
              4.00%, 07/18/22..............         710
    640     Series 2003-34, Class GB,
              6.00%, 12/22/08..............         680
  1,199     Series 2003-34, Class GE,
              6.00%, 06/03/17..............       1,285
    574     Series 2003-39, IO, VAR, 6.00%,
              10/09/09.....................          92
  1,595     Series 2003-47, Class PE,
              5.75%, 04/15/18..............       1,678
    995     Series 2003-52, Class SX, IF,
              13.01%, 02/05/07.............       1,152
    664     Series 2003-64, Class SX, IF,
              5.97%, 06/07/15..............         564
  1,834     Series 2003-71, Class DS, IF,
              3.32%, 04/30/15..............       1,525
  3,511     Series 2003-8, Class SB, IF,
              IO, 4.34%, 01/31/07..........         241
  8,060     Series 2003-80, Class SY, IF,
              IO, 4.34%, 04/24/09..........         711
  1,595     Series 2003-83, Class PG,
              5.00%, 07/30/13..............       1,625
    641     Series 2003-91, Class SD, IF,
              6.98%, 12/01/11..............         652
  2,397     Series 2004-10, Class SC, IF,
              15.34%, 01/18/10.............       2,836
  1,403     Series 2004-14, Class SD, IF,
              4.10%, 07/22/15..............       1,153
  1,000     Series 2004-21, Class AE,
              4.00%, 04/25/19..............         947
    284     Series 2004-21, Class CO, PO,
              04/07/15.....................         201
  1,595     Series 2004-25, Class PC,
              5.50%, 03/11/15..............       1,672
  1,477     Series 2004-25, Class SA, IF,
              10.41%, 02/08/09.............       1,570
  1,037     Series 2004-36, Class PC,
              5.50%, 03/27/15..............       1,065
  2,095     Series 2004-36, Class SA, IF,
              10.41%, 09/28/08.............       2,233
  1,131     Series 2004-76, Class CL,
              4.00%, 09/11/14..............       1,078
    991     Series 2005-52, Class PA,
              6.50%, 01/12/09..............       1,047
     58     Series G-14, Class L, 8.50%,
              06/25/21.....................          62

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    274     Series G-18, Class Z, 8.75%,
              06/25/21.....................         299
     92     Series G-22, Class G, 6.00%,
              08/01/08.....................          95
    201     Series G-35, Class M, 8.75%,
              10/25/21.....................         219
     --(h)  Series G92-27, Class SQ, FRN,
              HB, 7815.60%, 05/25/22.......          40
    839     Series G92-35, Class E, 7.50%,
              04/24/06.....................         887
     53     Series G92-42, Class Z, 7.00%,
              03/02/09.....................          56
  1,234     Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................       1,338
    891     Series G92-54, Class ZQ, 7.50%,
              08/02/05.....................         951
    184     Series G93-5, Class Z, 6.50%,
              02/25/23.....................         192
    238     Series G95-1, Class C, 8.80%,
              01/25/25.....................         259
            Federal National Mortgage
              Association STRIPS
     70     Series 218, Class 2, IO, 7.50%,
              04/01/23.....................          13
    785     Series 329, Class 1, PO,
              03/08/10.....................         660
  1,608     Series 340, Class 1, PO,
              08/12/11.....................       1,288
     10     Series 50, Class 2, IO, 10.50%,
              03/01/19.....................           3
            Federal National Mortgage
              Association Whole Loan
    929     Series 2002-W5, Class A10, IO,
              FRN, 4.79%, 07/08/05.........          66
    214     Series 2002-W5, Class A6,
              6.00%, 07/06/08..............         214
  3,988     Series 2002-W5, Class A7,
              6.25%, 08/25/30..............       4,063
  2,685     Series 2003-W1, Class 1A1,
              6.50%, 08/30/07..............       2,794
    767     Series 2003-W4, Class 2A,
              6.50%, 08/30/07..............         787
    798     Series 2003-W8, Class 1A3,
              4.75%, 04/11/08..............         793
  2,293     Series 2004-W2, Class 2A2,
              7.00%, 04/21/07..............       2,432
            Government National Mortgage
              Association
  1,112     Series 1990-30, Class H, IO,
              5.36%, 08/16/29..............          79

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    708     Series 1994-3, Class PQ, 7.49%,
              01/29/10.....................         752
  2,485     Series 1994-4, Class KQ, 7.99%,
              03/29/09.....................       2,649
  2,393     Series 1994-7, Class PQ, 6.50%,
              05/19/11.....................       2,569
    950     Series 1995-3, Class DQ, 8.05%,
              02/01/09.....................       1,007
    277     Series 1995-7, Class CQ, 7.50%,
              04/15/09.....................         293
  1,991     Series 1996-16, Class E, 7.50%,
              03/01/09.....................       2,095
    440     Series 1998-26, Class K, 7.50%,
              04/06/12.....................         468
  3,815     Series 1999-10, Class ZC,
              6.50%, 09/21/08..............       4,080
  6,661     Series 1999-4, Class ZB, 6.00%,
              01/20/10.....................       6,793
    799     Series 1999-41, Class Z, 8.00%,
              08/31/06.....................         858
    633     Series 1999-44, Class PC,
              7.50%, 03/09/08..............         664
  1,595     Series 2000-14, Class PD,
              7.00%, 11/18/10..............       1,695
    678     Series 2000-16, Class ZN,
              7.50%, 10/11/07..............         715
  3,686     Series 2000-37, Class B, 8.00%,
              03/14/13.....................       3,912
    304     Series 2000-38, Class AH,
              7.15%, 12/25/05..............         316
  1,501     Series 2000-6, Class Z, 7.50%,
              02/20/30.....................       1,595
  1,595     Series 2000-9, Class PB, 7.50%,
              08/24/07.....................       1,635
    259     Series 2000-9, Class Z, 8.00%,
              07/28/08.....................         279
  2,757     Series 2000-9, Class ZJ, 8.50%,
              12/26/08.....................       3,122
    132     Series 2001-32, Class WA, IF,
              11.98%, 10/20/07.............         142
  1,595     Series 2001-64, Class MQ,
              6.50%, 08/11/13..............       1,692
  2,336     Series 2001-7, Class PK, 6.50%,
              03/20/31.....................       2,426
  1,530     Series 2002-31, Class S, IF,
              IO, 5.46%, 03/01/08..........         123
  8,199     Series 2002-36, Class VB,
              6.50%, 10/27/06..............       8,317
  1,595     Series 2002-40, Class UK,
              6.50%, 01/10/11..............       1,703

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 90

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  8,773     Series 2002-45, Class QE,
              6.50%, 12/07/13..............       9,316
  1,595     Series 2002-47, Class PG,
              6.50%, 04/05/15..............       1,701
  1,595     Series 2002-47, Class PY,
              6.00%, 04/06/07..............       1,683
  1,595     Series 2002-47, Class VB,
              6.50%, 05/13/07..............       1,612
  2,409     Series 2002-47, Class ZA,
              6.50%, 07/20/32..............       2,541
  1,342     Series 2002-48, Class VM,
              6.50%, 05/03/09..............       1,371
    321     Series 2002-51, Class SG, IF,
              18.37%, 03/06/08.............         397
  1,436     Series 2002-54, Class GB,
              6.50%, 01/26/10..............       1,509
  4,441     Series 2002-67, Class VA,
              6.00%, 05/27/06..............       4,531
    798     Series 2002-7, Class PG, 6.50%,
              11/16/09.....................         827
    653     Series 2002-79, Class KV,
              6.00%, 12/12/08..............         678
  1,473     Series 2002-88, Class LI, IO,
              5.50%, 07/06/06..............          81
  5,669     Series 2002-88, Class VA,
              6.00%, 08/26/08..............       5,918
    616     Series 2003-24, PO, 05/26/09...         544
  2,437     Series 2003-4, Class NI, IO,
              5.50%, 12/21/08..............         327
  1,318     Series 2003-4, Class NY, 5.50%,
              02/09/09.....................       1,363
  1,196     Series 2003-40, Class TJ,
              6.50%, 03/20/33..............       1,339
  2,002     Series 2003-52, Class AP, PO,
              06/16/33.....................       1,679
    178     Series 2003-66, Class EO, PO,
              11/22/15.....................         148
  1,465     Series 2003-95, Class SC, IF,
              IO, 3.76%, 11/24/06..........          59
    398     Series 2004-28, Class S, IF,
              10.76%, 08/06/10.............         427
    761     Series 2004-73, Class AE, IF,
              8.17%, 12/25/08..............         783
            Vendee Mortgage Trust
  2,901     Series 1994-1, Class 1, VAR,
              5.63%, 04/11/09..............       2,962
  4,485     Series 1996-1, Class 1Z, 6.75%,
              02/26/11.....................       4,812
  1,607     Series 1996-2, Class 1Z, 6.75%,
              04/08/11.....................       1,698

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  5,766     Series 1997-1, Class 2Z, 7.50%,
              01/06/11.....................       6,228
  1,595     Series 1998-1, Class 2E, 7.00%,
              10/21/09.....................       1,686
                                             ----------
                                                593,769
                                             ----------
Non-Agency (6.6%):
    646     Banc of America Funding Corp.
              Series 2004-1, PO, 08/19/10..         531
            Banc of America Mortgage
              Securities
  1,063     Series 2003-11, PO, 02/25/34...         896
    457     Series 2003-8 Class A, PO,
              04/15/11.....................         345
    755     Series 2004-6, Class A, PO,
              09/08/11.....................         591
    494     Bank of America Alternative
              Loan Trust
              Series 2003-11, PO,
              10/05/10.....................         415
            Bear Stearns Commercial
              Mortgage Securities
    378     Series 2000-WF1, Class A1,
              7.64%, 11/13/06..............         403
    945     Series 2004-T16, Class A2,
              3.70%, 06/11/08..............         934
    234     BHN II Mortgage Fund
              Series 1997-1, Class A2, IO,
              7.92%, 07/25/09 (i)..........           6
  1,044     Cendant Mortgage Corp. Series
              2004-1, Class P, PO,
              09/16/09.....................         817
            Citigroup Mortgage Loan Trust,
              Inc.
  1,787     Series 2003-UP3, Class A3,
              7.00%, 09/28/05..............       1,840
    412     Series 2003-UST1, PO,
              04/08/07.....................         346
    333     Series 2003-UST1, PO,
              10/30/09.....................         283
  2,306     Series 2003-UST1, Class A1,
              FRN, 5.50%, 07/23/07.........       2,349
            Countrywide Alternative Loan
              Trust
  4,785     Series 2002-8, Class A4, 6.50%,
              02/07/13.....................       4,831
  2,278     Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34..............       2,261
            Countrywide Home Loan Mortgage
              Pass Through Trust
  4,308     Series 2003-26, Class 1A6,
              3.50%, 05/24/10..............       4,010
    718     Series 2003-J13, PO,
              01/28/11.....................         608

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
  2,151     Series 2003-J7, Class 4A3, IF,
              5.51%, 01/10/09..............       2,120
    647     Series 2004-HYB3, Class 2A,
              VAR, 4.12%, 03/03/08.........         639
    947     Series 2005-R1, Class 2A, PO,
              03/25/35 (e).................         778
    293     CS First Boston Mortgage
              Securities Corp.
              Series 1997-2, Class A,
              7.50%, 06/25/20 (e)..........         298
    780     Deutsche Mortgage Securities,
              Inc. Series 2004-1, Class 2A,
              PO, 09/26/08.................         674
  3,190     Equitable Life Assurance
              Society of the U.S. (The)
              Series 174, Class A1, 7.24%,
              05/15/06 (e).................       3,272
            First Horizon Asset Securities,
              Inc.
  2,883     Series 2004-AR1, Class 2A2,
              FRN, 5.04%, 06/17/08.........       2,907
  4,942     Series 2004-AR7, Class 2A1,
              FRN, 4.95%, 11/05/06.........       4,965
    798     Series 2004-AR7, Class 2A2,
              FRN, 4.95%, 02/11/13.........         809
    408     GSR Mortgage Loan Trust Series
              2004-13F, Class 2A3, 6.00%,
              03/05/06.....................         408
  1,595     JP Morgan Commercial Mortgage
              Finance Corp.
              Series 1997-C4, Class B, VAR,
              7.47%, 07/28/14..............       1,646
  2,357     MASTR Adjustable Rate Mortgages
              Trust
              Series 2004-13, Class 2A1,
              FRN, 3.82%, 05/12/07.........       2,331
            MASTR Alternative Loans Trust
    881     Series 2003-9, Class 8A1,
              6.00%, 01/25/34..............         899
  1,086     Series 2004-10, Class 1A1,
              4.50%, 11/08/08..............       1,074
    421     Series 2004-7 30, PO,
              01/14/10.....................         316
            MASTR Asset Securitization
              Trust
    927     Series 2003-4, Class 2A2,
              5.00%, 05/25/18..............         935
    728     Series 2004-8, PO, 09/09/09....         576
  2,823     Merrill Lynch Mortgage
              Investors, Inc.
              Series 1997-C2, Class A2,
              6.54%, 08/30/07..............       2,950

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
  1,850     Merrill Lynch Mortgage Trust
              Series 2005-MCP1, Class ASB,
              VAR, 4.67%, 05/12/43.........       1,859
            Morgan Stanley Mortgage Trust
     --(h)  Series 35, Class 2, IF, HB,
              684.80%, 01/30/08............          18
     --(h)  Series 37, Class 2, IF, IO, HB,
              684.80%, 07/26/08............          11
    985     MortgageIT Trust
              Series 2005-1, Class 1A1,
              FRN, 3.63%, 09/19/07.........         986
            Nomura Asset Acceptance Corp.
  1,258     Series 2003-A1, Class A1,
              5.50%, 08/24/05..............       1,272
  1,365     Series 2003-A1, Class A2,
              6.00%, 05/25/33..............       1,381
    302     Series 2003-A1, Class A5,
              7.00%, 06/07/08..............         303
  1,205     Series 2004-R2, Class A1, VAR,
              6.50%, 10/20/07 (e)..........       1,244
      1     Paine Webber CMO Trust Series
              H, Class 4, 8.75%,
              07/10/07.....................           1
            Residential Accredit Loans,
              Inc.
  1,695     Series 2002-QS16, Class A3, IF,
              9.69%, 11/29/05..............       1,804
  6,727     Series 2002-QS8, Class A5,
              6.25%, 09/08/12..............       6,792
  1,885     Series 2003-QS3, Class A2, IF,
              9.21%, 12/12/06..............       1,990
  3,268     Series 2003-QS3, Class A8, IF,
              IO, 4.29%, 03/28/08..........         292
  7,818     Series 2003-QS9, Class A3, IF,
              IO, 4.24%, 02/20/09..........         754
    798     Series 2004-QS8, Class A2,
              5.00%, 03/24/10..............         798
            Residential Funding Mortgage
              Securities I
    798     Series 2003-S12, Class 4A5,
              4.50%, 10/08/05..............         767
  3,032     Series 2003-S7, Class A17,
              4.00%, 03/06/09..............       2,960
     40     Rural Housing Trust
              Series 1987-1, Class 3B,
              7.33%, 04/01/26..............          40
    429     Salomon Brothers Mortgage
              Securities VII
              Series 2003-UP2 Class 1, PO,
              07/09/08.....................         363

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 92

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
    308     Structured Mortage Asset
              Residential Trust
              Series 1993-2A, Class AE,
              7.60%, 11/19/05..............         315
  3,190     Wachovia Bank Commercial
              Mortgage Trust
              Series 2004-C15, Class A2,
              4.04%, 11/02/09..............       3,161
    521     Washington Mutual Mortgage
              Securities Corp.
              Series 2003-MS7, Class P, PO,
              09/21/09.....................         429
            Washington Mutual, Inc.
  1,196     Series 2003-AR7, Class A6, VAR,
              3.03%, 08/15/10..............       1,155
    480     Series 2003-S10, Class A6, PO,
              09/23/09.....................         373
  1,000     Series 2004-S3, Class 2A3 FRN,
              9.72%, 10/13/07..............       1,024
            Wells Fargo Mortgage Backed
              Securities Trust
    858     Series 2003-11 1A, PO,
              05/29/09.....................         695
  1,595     Series 2003-13, Class A7,
              4.50%, 10/05/12..............       1,543
  1,840     Series 2003-17, Class 2A4,
              5.50%, 07/28/06..............       1,841
  1,424     Series 2004-7, Class 2A2,
              5.00%, 03/19/09..............       1,433
  5,177     Series 2004-BB, Class A4, FRN,
              4.58%, 11/12/06..............       5,169
  1,482     Series 2004-EE, Class 3A1, FRN,
              3.99%, 05/02/07..............       1,464
  1,994     Series 2004-S, Class A5, FRN,
              3.54%, 12/25/08..............       1,935
                                             ----------
                                                 93,235
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $679,258)                             687,004
                                             ----------
CORPORATE BONDS (22.0%):
Aerospace & Defense (0.1%):
  1,097     Systems 2001 AT LLC 7.16%,
              12/10/08 (e).................       1,176
                                             ----------
Airlines (0.7%):
    419     American Airlines, Inc.
              Series 1999-1, 7.02%,
              04/15/11 (c).................         433
            Continental Airlines, Inc.
    205     Series 1999-2, Class A1, 7.26%,
              09/15/21.....................         207

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Airlines, continued:
    798     Series 1999-2, Class A2, 7.06%,
              03/15/11 (c).................         824
    855     Delta Air Lines, Inc.
              Series 2001-1, 6.62%,
              02/07/09 (c).................         817
            Southwest Airlines Co.
    381     Series 2001-1, 5.10%,
              01/16/06.....................         383
  1,296     Series 2001-1, 5.50%,
              11/01/06 (c).................       1,318
            United AirLines, Inc.
  1,905     Series 2001-1, 6.07%,
              09/01/14 (d).................       1,792
  1,325     Series 2000-2, 7.19%,
              04/01/11 (d).................       1,268
    479     Series 2000-1, 7.73%,
              07/01/10 (c) (d).............         446
  2,059     Series 2001-1, 7.78%,
              07/01/15 (d).................       1,907
                                             ----------
                                                  9,395
                                             ----------
Automobiles (1.4%):
            DaimlerChrysler NA Holding
              Corp.
  1,595     4.75%, 01/15/08................       1,601
  2,791     7.20%, 09/01/09................       3,038
            Ford Motor Credit Co.
  1,595     5.80%, 01/12/09 (c)............       1,514
  3,200     6.88%, 02/01/06................       3,232
  6,339     7.38%, 10/28/09................       6,212
  3,900     7.88%, 06/15/10................       3,871
    798     Toyota Motor Credit Corp.
              2.88%, 08/01/08..............         771
                                             ----------
                                                 20,239
                                             ----------
Capital Markets (4.0%):
            Bear Stearns Cos., Inc. (The)
  4,785     3.25%, 03/25/09................       4,612
  1,196     6.25%, 07/15/05................       1,197
            Credit Suisse First Boston USA,
              Inc.
    439     4.70%, 06/01/09 (c)............         446
  1,595     5.50%, 08/15/13................       1,689
  6,460     6.13%, 11/15/11................       7,027
            Goldman Sachs Group, Inc.
  1,061     3.88%, 01/15/09................       1,047
    798     4.75%, 07/15/13 (c)............         797
  1,675     5.25%, 10/15/13................       1,729
  1,914     6.60%, 01/15/12................       2,127
  4,387     6.88%, 01/15/11................       4,892
    399     7.35%, 10/01/09 (c)............         444
            Lehman Brothers Holdings, Inc.
    798     4.00%, 01/22/08 (c)............         795
    700     4.80%, 03/13/14 (c)............         707
  1,795     6.63%, 01/18/12................       2,005

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Capital Markets, continued:
            Merrill Lynch & Co., Inc.
  1,595     3.70%, 04/21/08................       1,577
    700     5.00%, 01/15/15................         717
    798     5.45%, 07/15/14 (c)............         843
    144     7.43% 08/17/15.................         144
    798     Series B, 3.13%,
              07/15/08 (c).................         773
  1,196     Series C, 4.13%, 01/15/09......       1,192
            Morgan Stanley
    957     4.25%, 05/15/10 (c)............         951
    578     4.75%, 04/01/14................         569
  4,466     6.60%, 04/01/12................       4,965
  4,885     6.75%, 04/15/11................       5,409
            National Rural Utilities
              Cooperative Finance Corp.
  6,724     6.00%, 05/15/06................       6,845
    823     7.30%, 09/14/06................         855
  2,393     State Street Corp. 7.65%,
              06/15/10.....................       2,772
                                             ----------
                                                 57,126
                                             ----------
Chemicals (0.1%):
  1,196     Dow Chemical Co. (The) 6.13%,
              02/01/11.....................       1,299
                                             ----------
Commercial Banks (2.9%):
            Bank of America Corp.
  2,393     3.88%, 01/15/08 (c)............       2,384
  1,595     7.40%, 01/15/11................       1,825
  6,580     7.80%, 02/15/10................       7,526
    598     Branch Banking & Trust Co.
              Wilson North Carolina 4.88%,
              01/15/13.....................         613
  3,988     First Bank NA 6.50%,
              02/01/08.....................       4,207
  3,988     Firstar Bank NA 7.13%,
              12/01/09.....................       4,456
  1,595     Keycorp
              Series G, 4.70%,
              05/21/09 (c).................       1,620
  1,595     Marshall & Ilsley Corp.
              Series E, 5.75%, 09/01/06....       1,626
    917     Mellon Funding Corp. 3.25%,
              04/01/09 (c).................         890
            Popular North America, Inc.
    798     4.25%, 04/01/08................         798
    798     Series E, 6.13%, 10/15/06......         813
  1,495     Royal Bank of Canada (Canada)
              3.88%, 05/04/09..............       1,486
    901     Suntrust Bank 6.38%,
              04/01/11.....................         994
    798     Wachovia Bank NA 7.80%,
              08/18/10 (c).................         927
            Wachovia Corp.
  2,791     3.50%, 08/15/08 (c)............       2,739
  2,712     3.63%, 02/17/09................       2,667

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Commercial Banks, continued:
  2,784     Wells Fargo & Co. 3.13%,
              04/01/09.....................       2,692
            Wells Fargo Bank NA
    319     6.45%, 02/01/11................         352
  2,472     7.55%, 06/21/10 (c)............       2,836
                                             ----------
                                                 41,451
                                             ----------
Commercial Services & Supplies (0.1%):
  1,117     PHH Corp. 7.13%, 03/01/13......       1,239
                                             ----------
Computers & Peripherals (0.1%):
  1,117     International Business Machines
              Corp. 5.39%, 01/22/09........       1,160
                                             ----------
Consumer Finance (1.9%):
  1,595     American Express Credit Corp.
              3.00%, 05/16/08..............       1,547
            American General Finance Corp.
    518     Series H, 4.50%, 11/15/07......         519
    359     Series H, 5.38%,
              10/01/12 (c).................         371
  1,196     Boeing Capital Corp. 6.36%,
              07/15/05.....................       1,197
    279     Capital One Bank 5.75%,
              09/15/10.....................         294
            General Motors Acceptance Corp.
  1,650     6.13%, 09/15/06................       1,651
  4,500     7.25%, 03/02/11 (c)............       4,220
            HSBC Finance Corp.
    798     4.75%, 05/15/09................         809
  5,583     5.88%, 02/01/09................       5,860
    798     6.38%, 11/27/12 (c)............         883
    798     6.50%, 11/15/08................         852
  1,783     6.75%, 05/15/11 (c)............       1,979
  1,196     7.20%, 07/15/06................       1,233
  2,752     8.00%, 07/15/10................       3,175
            International Lease Finance
              Corp.
    698     4.50%, 05/01/08................         701
    598     5.88%, 05/01/13 (c)............         635
  1,037     SLM Corp. 5.38%,
              01/15/13 (c).................       1,092
                                             ----------
                                                 27,018
                                             ----------
Diversified Financial Services (3.2%):
            Associates Corp. of N. America
    798     6.38%, 11/15/05................         805
  4,367     8.15%, 08/01/09................       4,997
            CIT Group, Inc.
  1,914     6.50%, 02/07/06................       1,943
    650     7.75%, 04/02/12................         762
    199     Citicorp, Inc.
              Series C, 6.75%, 08/15/05....         200
            Citigroup, Inc.
    479     3.50%, 02/01/08 (c)............         472
    798     4.25%, 07/29/09................         801

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 94

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Financial Services, continued:
  1,994     5.63%, 08/27/12 (c)............       2,130
    319     6.20%, 03/15/09................         340
            General Electric Capital Corp.
    798     2.80%, 01/15/07 (c)............         784
  1,795     3.50%, 05/01/08 (c)............       1,766
  1,675     4.25%, 01/15/08................       1,681
  1,396     4.63%, 09/15/09 (c)............       1,420
  2,791     5.38%, 03/15/07 (c)............       2,851
  4,103     5.88%, 02/15/12 (c)............       4,437
  4,785     6.00%, 06/15/12................       5,219
  2,034     6.13%, 02/22/11................       2,210
    212     7.88%, 12/01/06................         223
            John Hancock Global Funding II
    957     3.50%, 01/30/09 (e)............         933
    957     7.90%, 07/02/10 (c) (e)........       1,113
            MassMutual Global Funding II
  1,300     3.25%, 06/15/07 (c) (e)........       1,280
  1,595     3.50%, 03/15/10 (e)............       1,537
            New York Life Global Funding
    877     3.88%, 01/15/09 (e)............         870
  1,994     5.38%, 09/15/13 (c) (e)........       2,100
            Principal Life Global Funding I
    798     2.80%, 06/26/08 (e)............         770
    239     6.13%, 03/01/06 (e)............         242
  3,015     6.25%, 02/15/12 (e)............       3,326
    798     Washington Mutual Financial
              Corp. 6.88%, 05/15/11........         897
                                             ----------
                                                 46,109
                                             ----------
Diversified Telecommunication Services (1.9%):
    558     Ameritech Capital Funding Corp.
              6.15%, 01/15/08..............         583
    859     Bellsouth Telecommunications
              6.30%, 02/18/11..............         919
  3,270     British Telecommunications plc
              (United Kingdom) 8.37%,
              12/15/10.....................       3,872
  2,313     France Telecom S.A. (France)
              8.00%, 03/01/11..............       2,684
    694     New York Telephone Co. 6.00%,
              04/15/08.....................         717
  2,233     Nynex Capital Funding Co.
              Series B, SUB, 8.23%,
              10/15/09.....................       2,524
    225     Nynex Corp. 9.55%, 07/12/06....         252
            Sprint Capital Corp.
  4,267     6.00%, 01/15/07................       4,373
    997     7.13%, 01/30/06................       1,014
    319     7.63%, 01/30/11................         364
    718     8.38%, 03/15/12................         864

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Telecommunication Services, continued:
  1,117     TELUS Corp. (Canada) 8.00%,
              06/01/11.....................       1,306
    798     Verizon Florida, Inc.
              Series F, 6.13%, 01/15/13....         855
  4,187     Verizon Global Funding Corp.
              7.25%, 12/01/10..............       4,746
  1,595     Verizon Virginia, Inc. 4.63%,
              03/15/13.....................       1,570
                                             ----------
                                                 26,643
                                             ----------
Electric Utilities (0.9%):
    319     Alabama Power Co. 4.70%,
              12/01/10.....................         323
    265     American Electric Power Co.,
              Inc. 6.13%, 05/15/06.........         270
    917     Carolina Power & Light Co.
              5.13%, 09/15/13..............         947
  2,153     Constellation Energy Group,
              Inc. 6.35%, 04/01/07.........       2,228
  1,276     Dominion Resources, Inc.
              Series B, 6.25%, 06/30/12....       1,385
    798     DTE Energy Co. 6.65%,
              04/15/09.....................         859
            Duke Energy Corp.
  1,795     4.20%, 10/01/08 (c)............       1,788
  1,595     5.63%, 11/30/12 (c)............       1,692
  1,595     Exelon Generation Co., LLC
              6.95%, 06/15/11..............       1,789
    235     Kiowa Power Partners LLC 4.81%,
              12/30/13 (e).................         233
    893     Ohio Valley Electric Corp.
              5.94%, 02/12/06 (e)..........         904
     60     Virginia Electric & Power Co.
              5.38%, 02/01/07..............          61
                                             ----------
                                                 12,479
                                             ----------
Food & Staples Retailing (0.1%):
  1,196     Kroger Co. (The) 8.05%,
              02/01/10.....................       1,362
                                             ----------
Gas Utilities (0.1%):
  3,230     Enron Corp. 6.75%, 07/01/05 (d)
              (f)..........................          --(h)
    638     KeySpan Gas East Corp. 7.88%,
              02/01/10.....................         730
  1,037     Southern California Gas Co.
              4.80%, 10/01/12..............       1,060
                                             ----------
                                                  1,790
                                             ----------
Hotels, Restaurants & Leisure (0.0%) (g):
    319     Harrah's Operating Co., Inc.
              8.00%, 02/01/11..............         366
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Industrial Conglomerates (0.2%):
  1,795     Honeywell International, Inc.
              5.13%, 11/01/06 (c)..........       1,817
            Tyco International Group S.A.
              (Bermuda)
    598     6.38%, 10/15/11................         657
    997     6.75%, 02/15/11 (c)............       1,107
                                             ----------
                                                  3,581
                                             ----------
Insurance (1.6%):
  1,515     American International Group,
              Inc. 4.25%, 05/15/13 (c).....       1,469
            ASIF Global Financing
  2,393     2.65%, 01/17/06 (e)............       2,376
  1,795     3.90%, 10/22/08 (e)............       1,762
  2,393     4.90%, 01/17/13 (e)............       2,428
  1,595     Jackson National Life Global
              Funding 6.13%,
              05/30/12 (e).................       1,751
    873     Metropolitan Life Global
              Funding I 5.20%,
              09/18/13 (e).................         912
  3,190     Metropolitan Life Insurance Co.
              7.00%, 11/01/05 (e)..........       3,223
  1,196     MGIC Investment Corp. 6.00%,
              03/15/07.....................       1,232
  1,755     Monumental Global Funding II
              4.38%, 07/30/09 (e)..........       1,757
  1,276     Monumental Global Funding III
              5.20%, 01/30/07 (e)..........       1,300
    479     Nationwide Financial Services
              6.25%, 11/15/11..............         528
    917     Pacific Life Global Funding
              3.75%, 01/15/09 (e)..........         903
            Protective Life Secured Trust
    853     4.00%, 10/07/09................         846
  1,595     4.00%, 04/01/11................       1,569
    299     XL Capital Ltd. (Cayman
              Islands) 5.25%,
              09/15/14 (c).................         303
                                             ----------
                                                 22,359
                                             ----------
IT Services (0.1%):
  1,595     First Data Corp. 3.90%,
              10/01/09.....................       1,570
                                             ----------
Media (0.7%):
    418     Comcast Cable Communications
              Holdings, Inc. 8.38%,
              03/15/13.....................         510
    479     Comcast Corp. 5.50%,
              03/15/11 (c).................         500
    718     COX Communications, Inc. 7.75%,
              11/01/10.....................         813
            Historic TW, Inc.
  1,117     7.48%, 01/15/08................       1,197

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Media, continued:
  1,695     8.18%, 08/15/07 (c)............       1,823
     80     Liberty Media Corp. 5.70%,
              05/15/13 (c).................          74
  2,951     Tele-Communications-TCI Group
              9.80%, 02/01/12..............       3,759
    877     Time Warner Entertainment Co.
              LP 10.15%, 05/01/12..........       1,134
                                             ----------
                                                  9,810
                                             ----------
Multi-Utilities (0.1%):
    869     PSEG Power LLC 7.75%,
              04/15/11.....................       1,002
                                             ----------
Oil, Gas & Consumable Fuels (0.2%):
  1,874     ConocoPhillips 8.75%,
              05/25/10.....................       2,232
    653     Ras Laffan Liquefied Natural
              Gas Co., Ltd. (Qatar) 7.63%,
              12/15/05 (e).................         670
                                             ----------
                                                  2,902
                                             ----------
Paper & Forest Products (0.2%):
            International Paper Co.
  1,316     4.00%, 04/01/10................       1,272
    514     4.25%, 01/15/09................         507
    558     Union Camp Corp. 6.50%,
              11/15/07.....................         584
            Weyerhaeuser Co.
    282     6.13%, 03/15/07 (c)............         290
    160     6.75%, 03/15/12................         176
                                             ----------
                                                  2,829
                                             ----------
Real Estate (0.2%):
  2,193     EOP Operating LP 6.75%,
              02/15/12.....................       2,414
    319     ERP Operating LP 4.75%,
              06/15/09.....................         322
                                             ----------
                                                  2,736
                                             ----------
Road & Rail (0.4%):
            Burlington Northern Santa Fe
              Corp.
    785     6.13%, 03/15/09................         833
    798     7.13%, 12/15/10................         900
  3,427     FedEx Corp. 6.72%, 11/22/13....       3,911
                                             ----------
                                                  5,644
                                             ----------
Supranational (0.0%) (g):
    160     Corp. Andina de Fomento 5.20%,
              05/21/13.....................         164
     80     Inter-American Development Bank
              8.40%, 09/01/09..............          93
                                             ----------
                                                    257
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 96

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Thrifts & Mortgage Finance (0.6%):
            Countrywide Home Loans, Inc.
    917     3.25%, 05/21/08 (c)............         890
  3,190     Series L, 4.00%, 03/22/11......       3,076
    997     Series E, 7.20%, 10/30/06......       1,035
            Washington Mutual Bank FA
    299     5.65%, 08/15/14 (c)............         315
  1,196     6.88%, 06/15/11................       1,334
  1,085     Washington Mutual, Inc. 4.20%,
              01/15/10.....................       1,076
  1,196     World Savings Bank FSB 4.50%,
              06/15/09 (c).................       1,206
                                             ----------
                                                  8,932
                                             ----------
Wireless Telecommunication Services (0.2%):
            New Cingular Wireless Services,
              Inc.
    598     7.50%, 05/01/07................         633
  1,436     7.88%, 03/01/11................       1,669
                                             ----------
                                                  2,302
                                             ----------
  Total Corporate Bonds (Cost $306,005)         312,776
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (3.6%):
            Federal Home Loan Mortgage
              Corp. Conventional Pool
      1     8.00%, 07/20/05................           1
    113     12.00%, 10/06/05-10/03/07......         125
     77     ARM, 3.50%, 07/01/26...........          79
    897     ARM, 4.39%, 10/10/05...........         923
            Federal Home Loan Mortgage
              Corp. Gold Pool
  1,651     4.00%, 11/03/09................       1,616
  1,014     4.50%, 05/27/08................       1,011
    362     5.50%, 05/25/07................         372
  2,258     6.00%,08/11/05-04/01/18........       2,323
  1,268     6.50%, 05/26/07-07/06/08.......       1,320
    695     7.00%, 01/02/06-07/06/09.......         730
    952     7.50%, 07/14/05-08/01/25.......       1,000
    186     8.00%, 08/29/08-07/01/20.......         201
    673     8.50%, 02/04/06-07/24/06.......         729
            Federal National Mortgage
              Association Conventional Pool
  4,134     4.00%, 12/23/08-07/01/18.......       4,076
  1,045     4.50%, 12/01/08................       1,041
  1,276     5.00%, 08/27/07-04/18/08.......       1,292
  1,993     5.50%, 05/25/10................       2,022
  2,977     6.00%, 10/09/05-03/01/33.......       3,055
  5,335     6.50%, 10/18/05-08/01/31.......       5,562
    872     7.00%, 07/26/05-08/01/32.......         923
    866     7.50%, 06/09/06-10/01/24.......         920
  1,785     8.00%, 04/11/06-06/01/27.......       1,916
    783     8.50%, 09/11/07-11/01/26.......         853

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
    520     9.00%, 01/13/09-12/01/30.......         568
    144     9.50%, 12/01/18................         160
     99     10.00%, 11/23/08...............         112
     73     12.50%, 09/25/05...............          82
    276     ARM, 3.96%, 04/17/09...........         282
    123     ARM, 4.20%, 08/14/05...........         125
    302     ARM, 4.26%, 01/09/09...........         304
  2,953     ARM, 4.90%, 01/01/35...........       2,992
     33     ARM, 4.94%, 08/01/19...........          33
     64     ARM, 5.79%, 07/14/08...........          66
            Government National Mortgage
              Association Various Pools
  3,373     6.00%, 04/23/09-10/15/17.......       3,488
  2,733     6.50%, 04/28/07-03/27/10.......       2,855
  2,855     7.00%, 12/08/08-06/15/33.......       3,041
  1,240     7.50%, 02/15/06-04/15/26.......       1,319
  1,843     8.00%,03/23/06-10/20/28........       1,981
    501     8.50%, 04/15/06-11/15/17.......         549
    219     9.00%, 10/15/05-09/15/16.......         239
    439     9.50%, 10/15/05-12/15/25.......         486
    167     12.00%, 03/22/07...............         192
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $49,451)                               50,964
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.0%):
    798     Federal Home Loan Bank System
              6.21%, 06/02/09..............         864
            Federal Home Loan Mortgage
              Corp.
  1,157     4.13%, 07/12/10................       1,161
    387     6.88%, 09/15/10 (c)............         438
    682     7.20%, 07/18/06................         706
    830     Federal Housing Authority
              7.43%, 01/01/22..............         830
            Federal National Mortgage
              Association
  1,994     5.25%, 01/15/09................       2,080
  3,190     5.50%, 03/15/11................       3,422
    957     6.13%, 03/15/12 (c)............       1,070
  2,672     6.25%, 02/01/11................       2,928
    479     6.63%, 11/15/10................         538
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $13,652)                               14,037
                                             ----------
U.S. TREASURY OBLIGATIONS (20.6%):
            U.S. Treasury Bonds
  1,595     9.88%, 11/15/15................       2,384
 33,546     10.38%, 11/15/12 (c) (m).......      38,584
 23,927     11.75%, 11/15/14 (c)...........      31,567
 41,314     12.00%, 08/15/13 (c) (m).......      51,297
  5,742     12.50%, 08/15/14 (c)...........       7,640
 17,407     12.75%, 11/15/10 (m)...........      18,007

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Treasury Obligations, continued:
            U.S. Treasury Inflation Indexed
              Bonds
  4,750     3.38%, 01/15/07 (c) (m)........       4,901
  8,669     4.25%, 01/15/10 (c)............       9,756
            U.S. Treasury Notes
  2,500     3.63%, 07/15/09................       2,492
    750     5.63%, 05/15/08 (c)............         789
  2,484     5.75%, 08/15/10 (c)............       2,715
  1,715     6.13%, 08/15/07................       1,801
  1,316     6.50%, 10/15/06................       1,364
 11,565     6.50%, 02/15/10 (c)............      12,906
            U.S. Treasury STRIPS
  6,620     PO, 05/15/11 (c)...............       5,313
  6,684     PO, 05/15/14...................       4,679
 14,798     PO, 08/15/14 (c)...............      10,247
  8,937     PO, 11/15/14 (c)...............       6,121
  8,933     PO, 11/15/15 (c)...............       5,852
  2,393     PO, 05/15/16 (c)...............       1,531
  4,785     PO, 05/15/08 (c)...............       4,313
  2,393     PO, 02/15/09 (c)...............       2,097
 10,049     PO, 05/15/09 (c)...............       8,726
  5,982     PO, 11/15/09...................       5,076
  1,994     PO, 02/15/10 (c)...............       1,683
  7,178     PO, 02/15/11 (c)...............       5,818
    239     PO, 02/15/12...................         185
 14,755     PO, 05/15/12 (c)...............      11,338
    399     PO, 08/15/12 (c)...............         303
  5,910     PO, 11/15/12 (c)...............       4,442
  7,976     PO, 02/15/13 (c)...............       5,920
  2,596     PO, 08/15/13 (c)...............       1,882
    798     PO, 11/15/13 (c)...............         572
  9,773     PO, 02/15/14 (c)...............       6,916
    498     PO, 08/15/15...................         330
 18,189     PO, 02/15/16 (c)...............      11,770
  1,595     PO, 08/15/16 (c)...............       1,008
                                             ----------
  Total U.S. Treasury Obligations (Cost
    $288,850)                                   292,325
                                             ----------
FOREIGN GOVERNMENT SECURITIES (0.4%):
            Mexico Government International
              Bond (Mexico)
  1,475     4.63%, 10/08/08 (c)............       1,487
    850     6.63%, 03/03/15 (c)............         935
  1,093     6.38%, 01/16/13................       1,171
  2,393     Province of Quebec (Canada)
              5.75%, 02/15/09..............       2,529
                                             ----------
  Total Foreign Government Securities (Cost
    $5,837)                                       6,122
                                             ----------
  Total Long Term Investments (Cost
    $1,387,857)                               1,409,012
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
SHORT-TERM INVESTMENTS (0.5%):
INVESTMENT COMPANY (0.5%):
  6,886     JPMorgan Liquid Assets Money
              Market Fund (b)
  Total Short Term Investments (Cost
    $6,886)                                       6,886
                                             ----------
INVESTMENTS OF COLLATERAL FOR SECURITIES LOANED
  (16.8%):
Bank Notes (0.5%):
  7,500     World Savings Bank FSB FRN,
              3.32%, 07/20/05..............       7,500
                                             ----------
Certificates of Deposit (2.3%):
  4,997     Bank of New York 3.25%,
              08/02/05.....................       4,997
  5,000     Canadian Imperial Bank NY
              3.28%, 07/15/05..............       5,000
  9,999     Fifth Third Bancorp 3.30%,
              07/01/05.....................       9,999
 12,867     Natexis Banques Populaires
              3.62%, 07/01/05..............      12,867
                                             ----------
                                                 32,863
                                             ----------
Commercial Paper (0.4%):
  6,000     Goldman Sachs Group, Inc.
              3.52%, 07/01/05..............       6,000
                                             ----------
Investment Companies (3.6%):
 36,338     BGI Prime Money Market Fund....      36,338
 14,237     Morgan Stanley Institutional
              Liquidity Funds..............      14,237
                                             ----------
                                                 50,575
                                             ----------
Medium Term Note (6.9%):
  5,000     CC USA, Inc. FRN, 3.60%,
              07/01/05.....................       5,000
  7,000     Citigroup Global Markets, Inc.
              3.54%, 07/01/05..............       7,000
 50,000     Lehman Brothers, Inc. 3.62%,
              07/01/05.....................      50,000
  2,500     Lehman Holdings FRN, 3.40%,
              07/01/05.....................       2,500
  5,000     Merrill Lynch & Co., Inc.
              3.59%, 07/01/05..............       5,000
 10,000     Northern Rock Plc FRN, 3.28%,
              07/13/05.....................      10,000
  8,749     Sigma Finance, Inc. FRN, 3.61%,
              07/01/05.....................       8,749
 10,000     Wells Fargo & Co. FRN, 3.45%,
              07/01/05.....................      10,000
                                             ----------
                                                 98,249
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 98

JPMORGAN INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
REPURCHASE AGREEMENTS (3.1%):
  7,000     Deutsche Bank Securities, Inc.,
              3.50%, dated 06/30/05, due
              07/01/05, repurchase price
              $7,001, collateralized by
              Investment Grade Corporate
              Notes and Bonds..............       7,000
            Merrill Lynch & Co., Inc.
 10,000       3.50%, dated 06/30/05, due
              07/01/05, repurchase price
              $10,001, collateralized by
              Investment Grade Corporate
              Notes and Bonds..............      10,000
  2,000     3.52%, dated 06/30/05, due
              07/01/05, repurchase price
              $2,001, collateralized by
              Investment Grade Corporate
              Notes and Bonds..............       2,000

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Repurchase Agreements, continued:
 24,019     UBS Securities LLC, 3.46%,
              dated 06/27/05, due 09/29/05,
              repurchase price $24,227,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds (i)....................      24,019
                                             ----------
                                                 43,019
                                             ----------
  Total Investments of Collateral for
    Securities Loaned (Cost $238,206)           238,206
                                             ----------
TOTAL INVESTMENTS (116.5%)
  (Cost $1,632,949)                           1,654,104
LIABILITIES IN EXCESS OF OTHER ASSETS
(16.5%)                                        (234,231)
                                             ----------
NET ASSETS (100.0%)                          $1,419,873
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (86.4%):
ASSET BACKED SECURITIES (0.7%):
   8,319    Countrywide Asset-Backed
              Certificates Series 2004-AB2,
              Class A2, FRN, 3.58%,
              12/28/07.....................       8,335
     511    Residential Asset Mortgage
              Products, Inc. Series
              2001-RS3, Class AI4, SUB,
              6.29%, 08/31/05..............         511
                                             ----------
  Total Asset Backed Securities (Cost
    $8,830)                                       8,846
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (67.1%):
Agency CMO (49.5%):
            Federal Home Loan Mortgage
              Corp.
     217    Series 11, Class D, 9.50%,
              01/16/08.....................         217
      72    Series 22, Class C, 9.50%,
              02/16/08.....................          72
      96    Series 23, Class F, 9.60%,
              03/15/08.....................          96
      82    Series 30, Class D, 9.50%,
              02/15/20.....................          89
       3    Series 41, Class I, HB, 84.00%,
              06/29/07.....................           3
      58    Series 47, Class F, 10.00%,
              01/12/08.....................          58
     589    Series 77, Class H, 8.50%,
              10/04/05.....................         589
      15    Series 81, Class A, 8.13%,
              02/02/08.....................          15
      39    Series 84, Class F, 9.20%,
              03/18/08.....................          39
      39    Series 99, Class Z, 9.50%,
              04/06/08.....................          39
   2,655    Series 111, Class SB, IF, IO,
              4.28%, 09/07/08..............         223
      --(h) Series 180, Class J, IO, HB,
              1010.00%, 10/26/07...........          --(h)
      --(h) Series 186, Class I, IO, HB,
              1009.50%, 08/25/07...........          --(h)
      --(h) Series 189, Class K, IO, HB,
              1009.50%, 10/04/07...........          --(h)
       1    Series 204, Class E, IF, IO,
              HB, 1242.00%, 12/24/07.......           3
      --(h) Series 1045, Class G, IO, HB,
              1066.21%, 02/18/06...........           1
      18    Series 1065, Class J, 9.00%,
              12/07/07.....................          18
      --(h) Series 1072, Class A, IO, HB,
              1008.50%, 05/15/06...........          --(h)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      64    Series 1079, Class S, IF,
              22.95%, 09/06/07.............          65
      --(h) Series 1082, Class D, IO, HB,
              1007.78%, 10/04/07...........          --(h)
      55    Series 1084, Class F, FRN,
              4.20%, 10/28/06..............          55
      39    Series 1084, Class S, IF,
              30.60%, 10/28/06.............          40
      --(h) Series 1098, Class M, IO, HB,
              1008.00%, 06/15/06...........          --(h)
      47    Series 1133, Class H, 7.00%,
              03/25/08.....................          47
      68    Series 1144, Class KB, 8.50%,
              12/08/07.....................          68
      --(h) Series 1172, Class L, IO, VAR,
              HB, 1180.80%, 12/29/05.......           1
     133    Series 1179, Class H, 7.50%,
              12/25/05.....................         133
       2    Series 1196, Class B, IF, IO,
              HB, 795.60%, 08/25/06........           5
      33    Series 1205, Class G, 7.00%,
              09/07/05.....................          33
     388    Series 1246, Class J, 7.50%,
              05/15/07.....................         389
     192    Series 1254, Class N, 8.00%,
              04/15/22.....................         191
   1,539    Series 1263, Class H, 7.50%,
              09/23/05.....................       1,541
      --(h) Series 1298, Class L, IO, HB,
              981.87%, 10/10/05............          --(h)
     256    Series 1343, Class LA, 8.00%,
              05/03/08.....................         267
     128    Series 1343, Class LB, 7.50%,
              12/02/05.....................         131
     458    Series 1374, Class Z, 7.00%,
              12/07/05.....................         479
     136    Series 1395, Class G, 6.00%,
              07/23/08.....................         137
   1,270    Series 1401, Class J, 7.00%,
              12/08/08.....................       1,299
     167    Series 1404, Class FA, 4.50%,
              11/24/05.....................         167
      59    Series 1465, Class SA, IF, IO,
              5.75%, 12/11/05..............           2
   1,573    Series 1466, Class PZ, 7.50%,
              11/17/06.....................       1,647
      47    Series 1470, Class F, FRN,
              3.52%, 09/06/08..............          47

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 100

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     454    Series 1492, Class VC, 8.00%,
              02/09/06.....................         459
      46    Series 1505, Class QB, IF,
              13.18%, 12/12/08.............          53
      25    Series 1506, Class F, FRN,
              4.16%, 01/09/06..............          25
   2,269    Series 1512, Class J, 6.50%,
              01/25/06.....................       2,317
     845    Series 1513, Class N, 6.50%,
              12/05/05.....................         861
      11    Series 1517, Class I, 7.15%,
              05/05/08.....................          11
     480    Series 1518, Class G, IF,
              5.87%, 11/22/08..............         476
     405    Series 1526, Class L, 6.50%,
              12/13/08.....................         422
     259    Series 1527, Class KD, 7.00%,
              09/15/06.....................         259
     193    Series 1539, Class PL, 6.50%,
              05/15/08.....................         195
      29    Series 1540, Class IA, 7.00%,
              01/14/09.....................          30
     558    Series 1541, Class O, FRN,
              3.25%, 11/22/08..............         549
   2,269    Series 1543, Class VM, 6.90%,
              05/20/08.....................       2,382
     404    Series 1544, Class J, IF,
              9.67%, 02/12/06..............         418
     100    Series 1549, Class K, 8.50%,
              02/02/06.....................         104
   1,035    Series 1560, Class PN, 7.00%,
              09/09/05.....................       1,071
     127    Series 1570, Class F, FRN,
              4.02%, 11/14/08..............         128
     317    Series 1570, Class SA, IF,
              17.55%, 09/02/07.............         398
   1,307    Series 1578, Class K, 6.90%,
              09/15/23.....................       1,370
     148    Series 1578, Class V, IO,
              7.00%, 12/20/08..............          23
   2,834    Series 1591, Class PV, 6.25%,
              01/01/09.....................       2,936
      14    Series 1592, Class KB, IF,
              12.28%, 04/25/08.............          14
   1,085    Series 1596, Class D, 6.50%,
              07/02/06.....................       1,126
      22    Series 1602, Class SA, IF,
              12.19%, 10/15/23.............          24
     110    Series 1606, Class M, FRN,
              3.83%, 03/14/06..............         110

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     353    Series 1606, Class SC, IF,
              15.81%, 11/15/08.............         392
     754    Series 1609, Class L, IF,
              10.29%, 10/12/10.............         839
     756    Series 1611, Class JA, FRN,
              4.38%, 11/14/07..............         764
     117    Series 1625, Class SG, IF,
              11.35%, 10/15/05.............         122
      56    Series 1625, Class SH, FRN,
              8.50%, 12/15/08..............          57
   3,189    Series 1628, Class LZ, 6.50%,
              11/29/10.....................       3,388
   1,513    Series 1644, Class K, 6.75%,
              08/22/14.....................       1,625
     856    Series 1647, Class PK, 6.50%,
              12/15/08.....................         876
     490    Series 1649, Class S, IF,
              12.97%, 10/07/05.............         530
      14    Series 1671, Class QC, IF,
              10.00%, 09/20/11.............          14
   1,764    Series 1677, Class Z, 7.50%,
              10/17/07.....................       1,875
      17    Series 1686, Class SH, FRN,
              11.93%, 05/29/12.............          19
      53    Series 1688, Class W, 7.25%,
              08/08/10.....................          59
     177    Series 1689, Class SD, IF,
              10.10%, 09/13/05.............         188
     756    Series 1695, Class EB, 7.00%,
              02/03/07.....................         810
     129    Series 1698, Class SC, IF,
              10.89%, 04/02/07.............         143
     201    Series 1699, Class FC, FRN,
              3.85%, 09/03/06..............         203
     292    Series 1745, Class D, 7.50%,
              04/28/11.....................         296
     720    Series 1798, Class F, 5.00%,
              11/22/08.....................         722
     444    Series 1807, Class A, 6.00%,
              09/22/05.....................         452
      52    Series 1807, Class G, 9.00%,
              09/26/07.....................          55
   9,389    Series 1813, Class J, IF, IO,
              3.00%, 01/26/14..............         764
   1,303    Series 1829, Class ZB, 6.50%,
              08/03/05.....................       1,359
      89    Series 1844, Class E, 6.50%,
              10/17/05.....................          90
   2,408    Series 1863, Class Z, 6.50%,
              07/17/07.....................       2,498

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      14    Series 1865, Class D, PO,
              09/20/11.....................          12
     632    Series 1899, Class ZE, 8.00%,
              10/07/07.....................         667
     176    Series 1900, Class T A, PO,
              02/09/06.....................         170
     628    Series 1963, Class Z, 7.50%,
              08/05/07.....................         654
     177    Series 1985, Class PR, IO,
              8.00%, 09/06/08..............          27
     305    Series 1987, Class PE, 7.50%,
              07/04/09.....................         318
   1,974    Series 2004-S, Class A5, FRN,
              IF, 4.25%, 09/03/16..........       1,630
     346    Series 2025, Class PE, 6.30%,
              10/03/08.....................         356
     137    Series 2033, Class SN, IF, IO,
              20.14%, 01/25/09.............          39
     185    Series 2038, Class PN, IO,
              7.00%, 10/22/08..............          28
     756    Series 2040, Class PE, 7.50%,
              07/10/14.....................         809
     231    Series 2042, Class T, 7.00%,
              12/28/12.....................         236
   1,433    Series 2055, Class OE, 6.50%,
              04/27/08.....................       1,488
     717    Series 2060, Class Z, 6.50%,
              10/12/06.....................         747
   1,943    Series 2061, Class DC, IO,
              6.50%, 12/20/08..............         306
   4,415    Series 2075, Class PH, 6.50%,
              04/16/07.....................       4,588
   1,320    Series 2086, Class GB, 6.00%,
              02/06/13.....................       1,362
     284    Series 2089, Class PJ, IO,
              7.00%, 11/07/08..............          45
   4,538    Series 2102, Class TC, 6.00%,
              03/01/08.....................       4,703
   2,925    Series 2102, Class TU, 6.00%,
              07/20/09.....................       3,031
   2,743    Series 2115, Class PE, 6.00%,
              09/24/06.....................       2,840
   1,104    Series 2125, Class JZ, 6.00%,
              11/19/10.....................       1,143
     219    Series 2132, Class PD, 6.00%,
              04/09/06.....................         222
     478    Series 2132, Class SB, IF,
              17.07%, 12/05/12.............         573
     712    Series 2132, Class ZL, 6.50%,
              12/20/05.....................         743

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      76    Series 2135, Class UK, IO,
              6.50%, 05/24/07..............          10
      66    Series 2141, Class IO, IO,
              7.00%, 11/08/08..............          11
     270    Series 2161, Class PG, 6.00%,
              01/30/06.....................         273
     216    Series 2163, Class PC, IO,
              7.50%, 04/29/08..............          38
     506    Series 2178, Class PB, 7.00%,
              12/13/08.....................         530
     473    Series 2189, Class SA, IF,
              11.44%, 01/30/06.............         507
     802    Series 2201, Class C, 8.00%,
              08/02/08.....................         850
   2,292    Series 2209, Class TC, 8.00%,
              02/10/09.....................       2,469
     968    Series 2210, Class Z, 8.00%,
              12/25/08.....................       1,041
     499    Series 2224, Class CB, 8.00%,
              09/11/07.....................         524
     325    Series 2247, Class Z, 7.50%,
              07/26/07.....................         331
     332    Series 2254, Class Z, 9.00%,
              10/15/12.....................         374
   1,513    Series 2256, Class MC, 7.25%,
              12/09/12.....................       1,572
   2,236    Series 2259, Class ZM, 7.00%,
              12/10/07.....................       2,324
   2,447    Series 2271, Class PC, 7.25%,
              08/03/09.....................       2,575
     756    Series 2283, Class K, 6.50%,
              01/14/14.....................         821
     844    Series 2296, Class PD, 7.00%,
              03/02/08.....................         886
      37    Series 2299, Class G, 7.00%,
              11/04/06.....................          37
   1,103    Series 2303, Class ZN, 8.50%,
              04/15/29.....................       1,368
     310    Series 2306, Class K, PO,
              01/31/09.....................         278
     775    Series 2306, Class SE, IF, IO,
              6.49%, 01/31/09..............         121
   1,437    Series 2312, Class KV, 6.50%,
              11/27/11.....................       1,453
     890    Series 2317, Class VG, 6.50%,
              11/21/10.....................         898
     586    Series 2322, Class VN, 6.50%,
              05/08/08.....................         590
   3,933    Series 2323, Class VO, 6.00%,
              09/25/07.....................       4,020

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 102

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     541    Series 2342, Class PW, 6.50%,
              08/15/17.....................         544
   4,816    Series 2344, Class QG, 6.00%,
              08/15/16.....................       5,000
   4,169    Series 2344, Class ZD, 6.50%,
              12/22/05.....................       4,451
     680    Series 2344, Class ZJ, 6.50%,
              11/03/05.....................         707
     538    Series 2345, Class NE, 6.50%,
              09/19/05.....................         559
   1,513    Series 2347, Class VP, 6.50%,
              12/09/09.....................       1,576
   1,513    Series 2349, Class NW, 6.50%,
              10/15/16.....................       1,535
     600    Series 2353, Class PC, 6.50%,
              09/12/09.....................         602
   1,702    Series 2353, Class TD, 6.00%,
              06/15/13.....................       1,779
   1,827    Series 2355, Class BP, 6.00%,
              12/06/07.....................       1,898
   1,399    Series 2358, Class PD, 6.00%,
              03/25/13.....................       1,452
   2,269    Series 2359, Class PM, 6.00%,
              01/15/13.....................       2,368
     519    Series 2359, Class ZB, 8.50%,
              11/13/23.....................         609
   2,884    Series 2360, Class PG, 6.00%,
              10/20/06.....................       2,979
   1,852    Series 2362, Class PD, 6.50%,
              05/11/06.....................       1,898
     304    Series 2362, Class PJ, 6.50%,
              03/03/12.....................         309
     979    Series 2363, Class PF, 6.00%,
              04/05/06.....................       1,014
   1,721    Series 2366, Class MD, 6.00%,
              10/15/16.....................       1,787
   1,392    Series 2367, Class VD, 6.00%,
              01/15/19.....................       1,394
     416    Series 2368, Class AS, IF,
              12.56%, 03/23/12.............         473
   1,311    Series 2368, Class TG, 6.00%,
              09/04/08.....................       1,362
     805    Series 2388, Class UZ, 8.50%,
              04/17/15.....................         872
     702    Series 2389, Class VA, 6.00%,
              12/09/06.....................         721
     463    Series 2391, Class QE, 5.50%,
              11/18/05.....................         468
   6,428    Series 2391, Class QR, 5.50%,
              04/03/09.....................       6,671

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     963    Series 2391, Class QT, 5.50%,
              05/15/15.....................         969
   1,891    Series 2392, Class PV, 6.00%,
              06/06/10.....................       1,940
     756    Series 2394, Class MC, 6.00%,
              02/01/09.....................         787
   1,513    Series 2399, Class TH, 6.50%,
              12/11/08.....................       1,597
     192    Series 2405, Class P, 6.00%,
              01/20/08.....................         191
   1,174    Series 2410, Class HC, 5.50%,
              08/21/07.....................       1,184
   1,513    Series 2410, Class OE, 6.38%,
              03/30/07.....................       1,570
   1,513    Series 2410, Class QS, IF,
              11.13%, 04/08/09.............       1,677
     978    Series 2410, Class QX, IF, IO,
              5.43%, 04/12/08..............          85
   1,009    Series 2412, Class SE, FRN,
              9.64%, 10/07/05..............       1,075
   1,089    Series 2419, Class V, 6.50%,
              04/07/08.....................       1,097
   1,430    Series 2423, Class MC, 7.00%,
              08/23/11.....................       1,496
   1,679    Series 2423, Class MT, 7.00%,
              09/04/11.....................       1,756
   1,934    Series 2425, Class OB, 6.00%,
              12/09/05.....................       2,009
   1,513    Series 2434, Class TC, 7.00%,
              12/08/08.....................       1,607
   3,781    Series 2436, Class MC, 7.00%,
              04/07/13.....................       4,002
   1,255    Series 2444, Class ES, IF, IO,
              4.73%, 10/16/08..............          98
   1,069    Series 2450, Class GZ, 7.00%,
              05/12/09.....................       1,124
   1,422    Series 2450, Class SW, IF, IO,
              4.78%, 10/16/08..............         147
     684    Series 2458, Class OD, 6.00%,
              04/27/08.....................         696
   2,484    Series 2458, Class QE, 5.50%,
              11/01/10.....................       2,593
   1,357    Series 2460, Class VZ, 6.00%,
              12/04/08.....................       1,414
   2,647    Series 2461, Class VB, 6.50%,
              04/15/18.....................       2,693
   1,258    Series 2462, Class NB, 6.50%,
              05/08/13.....................       1,375
     398    Series 2470, Class SL, IF,
              9.00%, 01/15/27..............         431

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   3,556    Series 2474, Class SJ, IF, IO,
              4.43%, 11/01/07..............         260
   1,114    Series 2480, Class PV, 6.00%,
              07/15/07.....................       1,160
     175    Series 2496, Class LD, 8.50%,
              11/15/15.....................         176
   3,025    Series 2498, Class UD, 5.50%,
              09/02/10.....................       3,086
   2,269    Series 2500, Class GD, 5.50%,
              08/02/10.....................       2,299
   3,025    Series 2500, Class TD, 5.50%,
              09/01/10.....................       3,073
   2,450    Series 2513, Class VA, 6.00%,
              04/19/07.....................       2,469
   3,025    Series 2513, Class YO, PO,
              12/28/08.....................       2,749
   2,269    Series 2515, Class DE, 4.00%,
              04/11/10.....................       2,165
     643    Series 2517, Class SE, IF,
              8.20%, 11/30/05..............         650
     723    Series 2519, Class BT, 8.50%,
              10/28/06.....................         776
   1,847    Series 2527, Class VU, 5.50%,
              04/27/08.....................       1,896
   1,513    Series 2533, Class HB, 5.50%,
              04/10/13.....................       1,593
   1,210    Series 2535, Class BK, 5.50%,
              11/06/13.....................       1,261
     756    Series 2541, Class GX, 5.50%,
              05/19/06.....................         777
   2,269    Series 2557, Class WJ, 5.00%,
              11/28/06.....................       2,302
   1,513    Series 2565, Class MB, 6.00%,
              05/09/07.....................       1,547
     810    Series 2571, Class SK, IF,
              20.61%, 02/03/07.............       1,049
   2,826    Series 2586, Class WI, IO,
              6.50%, 02/15/09..............         484
   3,689    Series 2594, Class VA, 6.00%,
              08/20/05.....................       3,827
   1,282    Series 2594, Class VP, 6.00%,
              07/12/05.....................       1,325
   2,535    Series 2597, Class DS, IF, IO,
              4.33%, 10/16/08..............         227
   4,175    Series 2599, Class DS, IF, IO,
              3.78%, 12/01/08..............         319
   3,469    Series 2610, Class DS, IF, IO,
              3.88%, 03/12/09..............         285
   7,805    Series 2611, Class SH, IF, IO,
              4.43%, 05/18/08..............         597

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,513    Series 2611, Class UH, 4.50%,
              01/25/14.....................       1,493
   3,403    Series 2617, Class GR, 4.50%,
              05/19/14.....................       3,368
     868    Series 2624, Class IU, IO,
              5.00%, 12/09/12..............         138
  15,648    Series 2626, Class NS, IF, IO,
              3.33%, 05/02/09..............         974
   4,500    Series 2630, Class KN, 2.50%,
              06/01/07.....................       4,362
   3,025    Series 2631, Class LC, 4.50%,
              08/17/13.....................       2,994
     799    Series 2633, Class EO, PO,
              09/06/13.....................         630
   5,093    Series 2637, Class SA, IF, IO,
              2.88%, 06/10/09..............         270
     727    Series 2638, Class IA, IO,
              5.00%, 08/17/05..............          14
     717    Series 2640, Class UG, IO,
              5.00%, 06/26/13..............         192
   1,960    Series 2640, Class UR, IO,
              4.50%, 12/15/07..............         222
   1,309    Series 2643, Class HI, IO,
              4.50%, 11/30/07..............         149
   2,558    Series 2643, Class KG, 4.00%,
              07/19/05.....................       2,555
   2,462    Series 2656, Class SH, IF,
              11.94%, 05/08/08.............       2,686
   5,007    Series 2668, Class SB, IF,
              4.34%, 01/16/10..............       4,780
   1,513    Series 2672, Class ME, 5.00%,
              08/06/13.....................       1,544
     839    Series 2672, Class SJ, IF,
              4.29%, 04/19/10..............         791
      59    Series 2672, Class WD, 5.00%,
              04/03/10.....................          59
   9,831    Series 2675, Class CK, 4.00%,
              08/31/14.....................       9,380
   2,125    Series 2682, Class YS, IF,
              4.33%, 06/27/16..............       1,658
     662    Series 2683, Class SG, IF,
              9.31%, 10/12/09..............         660
     606    Series 2683, Class VA, 5.50%,
              11/19/07.....................         623
   1,966    Series 2684, Class TO, PO,
              09/19/14.....................       1,372
   6,126    Series 2686, Class GB, 5.00%,
              10/25/09.....................       6,230
   4,742    Series 2686, Class NS, IF, IO,
              4.38%, 07/19/08..............         354

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 104

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,604    Series 2691, Class WS, IF,
              4.17%, 01/06/16..............       1,288
   1,008    Series 2694, Class BA, 4.00%,
              11/27/07.....................       1,002
   2,269    Series 2702, Class PC, 5.00%,
              02/11/13.....................       2,311
     936    Series 2705, Class SC, IF,
              4.17%, 07/26/15..............         764
   2,215    Series 2705, Class SD, IF,
              6.11%, 07/26/15..............       1,949
   3,781    Series 2715, Class OG, 5.00%,
              08/12/13.....................       3,856
   5,372    Series 2716, Class UN, 4.50%,
              11/28/15.....................       5,260
   3,025    Series 2720, Class PC, 5.00%,
              09/23/13.....................       3,080
   3,448    Series 2721, Class PI, IO,
              5.00%, 11/04/06..............         274
   4,538    Series 2727, Class BS, IF,
              4.25%, 04/24/20..............       3,406
     266    Series 2727, PO, 07/03/15......         208
     983    Series 2733, Class GF, FRN,
              0.00%, 11/20/12..............         908
   1,187    Series 2739, Class S, IF,
              5.56%, 08/20/14..............       1,065
   1,078    Series 2744, Class FE, FRN,
              0.00%, 06/03/15..............         868
   2,178    Series 2744, Class PC, 5.50%,
              04/12/08.....................       2,247
   5,701    Series 2744, Class PD, 5.50%,
              01/31/10.....................       6,028
   3,025    Series 2744, Class TU, 5.50%,
              03/12/13.....................       3,089
   3,024    Series 2749, Class PK, IO,
              5.00%, 09/03/06..............         218
   1,114    Series 2753, Class S, IF,
              5.56%, 03/22/15..............         991
   2,196    Series 2755, Class SA, IF,
              7.76%, 06/26/10..............       2,193
   1,090    Series 2756, Class NA, 5.00%,
              07/15/13.....................       1,115
     800    Series 2769, PO, 03/09/14......         636
   1,003    Series 2774, Class QO, PO,
              06/25/11.....................         869
     641    Series 2777, Class DV, 6.50%,
              09/02/08.....................         678
     637    Series 2778, Class BS, IF,
              7.70%, 11/23/08..............         614
   3,486    Series 2780, Class JG, 4.50%,
              12/09/09.....................       3,391

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   2,450    Series 2780, Class YC, 5.00%,
              01/14/15.....................       2,511
   1,221    Series 2801, Class BS, IF,
              7.66%, 07/10/07..............       1,212
     826    Series 2827, Class NT, IF,
              8.00%, 06/23/11..............         888
     806    Series 2827, Class SQ, IF,
              7.50%, 01/15/19..............         819
      13    Series 2833, Class ZC, 5.00%,
              08/15/19.....................          13
   1,891    Series 2846, PO, 02/02/13......       1,629
     721    Series 2874, Class ZD, 5.25%,
              07/16/05.....................         720
     725    Series 2925, Class MZ, 5.00%,
              09/25/10.....................         716
   1,195    Series 2925, Class ZM, 5.00%,
              10/02/05.....................       1,194
   1,316    Series 2929, Class JZ, 5.00%,
              03/16/22.....................       1,259
   2,140    Series 2929, Class ZM, 5.00%,
              04/29/06.....................       2,127
     650    Series 2933, Class HZ, 4.50%,
              02/15/20.....................         650
   2,300    Series 2989, PO,
              06/15/23 (f).................       1,918
            Federal Home Loan Mortgage
              Corp. STRIPS
       7    Series 16, Class B, IO, 10.00%,
              11/12/07.....................           2
      10    Series 1, Class B, IO, 8.00%,
              04/23/08.....................           2
      57    Series 134, Class B, IO, 9.00%,
              05/11/07.....................          13
            Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities
   2,022    Series T-41, Class 3A, 7.50%,
              10/25/06.....................       2,155
     460    Series T-51, Class 1A, VAR,
              6.50%, 08/15/07..............         475
     573    Series T-51, Class 2A, VAR,
              7.50%, 05/08/07..............         603
   4,333    Series T-54, Class 2A, 6.50%,
              09/27/07.....................       4,512
   1,232    Series T-54, Class 3A, 7.00%,
              06/14/06.....................       1,303
   1,012    Series T-58, Class A, PO,
              07/31/08.....................         879
            Federal National Mortgage
              Association
      18    Series 1988-11, Class D, PO,
              03/06/08.....................          16

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      16    Series 1988-29, Class B, 9.50%,
              12/25/18.....................          18
     349    Series 1988-7, Class Z, 9.25%,
              03/20/08.....................         377
      54    Series 1989-19, Class A,
              10.30%, 04/25/19.............          58
      33    Series 1989-21, Class G,
              10.45%, 04/25/19.............          36
      96    Series 1989-27, Class Y, 6.90%,
              12/23/07.....................          99
      85    Series 1989-70, Class G, 8.00%,
              11/15/07.....................          91
      43    Series 1989-78, Class H, 9.40%,
              11/25/19.....................          48
      41    Series 1989-89, Class H, 9.00%,
              05/17/07.....................          44
     171    Series 1990-102, Class J,
              6.50%, 01/04/08..............         177
      18    Series 1990-134, Class SC, IF,
              16.58%, 02/18/07.............          22
       1    Series 1990-140, Class K, IO,
              HB, 652.15%, 10/13/06........          24
      39    Series 1990-60, Class K, 5.50%,
              12/30/07.....................          39
      37    Series 1990-93, Class G, 5.50%,
              02/09/08.....................          38
       1    Series 1990-95, Class J, IO,
              HB, 1118.04%, 01/29/08.......          19
      --(h) Series 1991-133, Class L, IO,
              HB, 1182.75%, 09/25/06.......          --(h)
      --(h) Series 1991-20, Class M, IO,
              HB, 908.75%, 03/25/06........          --(h)
      --(h) Series 1991-33, Class J, IO,
              HB, 1008.25%, 04/25/06.......          --(h)
      --(h) Series 1991-4, Class H, IO, HB,
              778.65%, 01/25/06............          --(h)
      --(h) Series 1991-4, Class N, IO, HB,
              758.75%, 01/25/06............          --(h)
      --(h) Series 1991-60, Class PM, IO,
              HB, 1009.00%, 05/02/08.......          12
      --(h) Series 1991-7, Class K, IO, HB,
              908.50%, 08/21/07............           4
      --(h) Series 1991-71, Class E, IO,
              HB, 1087.97%, 06/25/06.......          --(h)
      78    Series 1992-101, Class J,
              7.50%, 05/07/08..............          79
     181    Series 1992-170, Class K,
              7.00%, 07/25/05..............         185
   1,500    Series 1992-188, Class PZ,
              7.50%, 12/10/07..............       1,597

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     202    Series 1992-33, Class F, FRN,
              3.65%, 05/02/06..............         201
     159    Series 1992-38, Class Z, 7.50%,
              03/05/06.....................         165
   1,670    Series 1992-7, Class Q, 8.00%,
              11/22/09.....................       1,755
     576    Series 1992-73, Class H, 7.50%,
              05/25/22.....................         600
     120    Series 1993-108, Class D, PO,
              08/07/07.....................         110
     165    Series 1993-131, Class Z,
              7.00%, 07/25/08..............         169
     240    Series 1993-162, Class F, FRN,
              4.29%, 01/09/10..............         247
     124    Series 1993-164, Class SA, IF,
              13.07%, 09/24/08.............         134
      55    Series 1993-165, Class SD, IF,
              9.52%, 12/14/08..............          58
   1,171    Series 1993-167, Class GA,
              7.00%, 08/12/07..............       1,212
      71    Series 1993-175, Class SA, IF,
              13.19%, 03/04/06.............          78
     557    Series 1993-179, Class SB, IF,
              18.75%, 10/25/23.............         707
     548    Series 1993-190, Class S, IF,
              11.37%, 10/11/05.............         582
     110    Series 1993-192, Class SC, IF,
              7.96%, 06/15/06..............         114
      35    Series 1993-196, Class FA, FRN,
              3.41%, 03/16/06..............          35
      77    Series 1993-196, Class SA, IF,
              16.58%, 10/25/08.............          86
      35    Series 1993-196, Class SB, IF,
              9.25%, 03/16/06..............          37
      63    Series 1993-204, Class PE,
              6.50%, 10/28/06..............           6
   1,015    Series 1993-220, Class SG, IF,
              9.31%, 10/04/05..............       1,080
     231    Series 1993-225, Class SG, IF,
              13.37%, 11/02/08.............         260
      90    Series 1993-225, Class VO, IF,
              9.68%, 12/25/22..............          93
      92    Series 1993-228, Class G, PO,
              06/10/09.....................          80
      55    Series 1993-230, Class FA, FRN,
              3.94%, 12/17/06..............          55
      20    Series 1993-233, Class SC, IF,
              9.71%, 12/25/08..............          22
     515    Series 1993-234, Class SC, IF,
              12.01%, 05/23/06.............         566

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 106

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,462    Series 1993-25, Class J, 7.50%,
              08/11/05.....................       1,559
   2,433    Series 1993-250, Class Z,
              7.00%, 06/29/06..............       2,541
   1,154    Series 1993-257, Class C, PO,
              08/18/07.....................       1,062
     686    Series 1993-27, Class S, IF,
              4.74%, 07/23/07..............         657
     307    Series 1993-31, Class K, 7.50%,
              10/23/05.....................         327
     719    Series 1993-51, Class B, PO,
              12/02/05.....................         699
   3,093    Series 1993-54, Class Z, 7.00%,
              03/03/07.....................       3,269
     167    Series 1993-62, Class SA, IF,
              14.67%, 04/25/23.............         200
      34    Series 1993-72, Class F, FRN,
              3.41%, 01/14/06..............          34
     345    Series 1993-8, Class H, 7.00%,
              07/11/05.....................         353
     150    Series 1993-97, Class FA, FRN,
              4.59%, 05/25/23..............         155
     335    Series 1994-13, Class SK, IF,
              15.16%, 12/08/05.............         368
   1,912    Series 1994-34, Class DZ,
              6.00%, 11/24/05..............       1,954
     756    Series 1994-37, Class L, 6.50%,
              04/24/14.....................         792
     186    Series 1995-2, Class Z, 8.50%,
              01/25/25.....................         201
   1,899    Series 1996-14, Class SE, IF,
              IO, 6.64%, 03/26/09..........         336
     276    Series 1996-20, Class L, PO,
              03/01/06.....................         264
     296    Series 1996-24, Class B, PO,
              12/30/05.....................         285
      82    Series 1996-59, Class J, 6.50%,
              08/25/22.....................          85
     784    Series 1997-20, IO, FRN, 1.84%,
              02/05/08.....................          45
     143    Series 1997-24, Class Z, 8.00%,
              02/22/06.....................         149
     158    Series 1997-27, Class J, 7.50%,
              12/08/07.....................         169
     147    Series 1997-81, Class PI, IO,
              7.00%, 09/28/08..............          26
     449    Series 1998-36, Class J, 6.00%,
              01/10/09.....................         456
   2,917    Series 1998-36, Class ZB,
              6.00%, 08/02/05..............       2,999

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,264    Series 1998-43, Class SA, IF,
              IO, 13.27%, 10/07/08.........         435
     933    Series 1999-57, Class Z, 7.50%,
              08/24/05.....................         997
     904    Series 1999-62, Class PB,
              7.50%, 12/18/29..............         967
     157    Series 2000-52, IO, 8.50%,
              05/05/08.....................          33
   2,647    Series 2001-28, Class VB,
              6.00%, 07/21/07..............       2,673
   1,939    Series 2001-31, Class VD,
              6.00%, 08/01/11..............       2,025
   1,771    Series 2001-33, Class ID, IO,
              6.00%, 08/08/09..............         313
   1,739    Series 2001-36, Class DE,
              7.00%, 04/20/10..............       1,869
   1,031    Series 2001-44, Class PD,
              7.00%, 04/27/06..............       1,081
   2,284    Series 2001-44, Class PU,
              7.00%, 06/01/08..............       2,391
   1,487    Series 2001-49, Class DQ,
              6.00%, 01/02/07..............       1,516
   1,146    Series 2001-49, Class LZ,
              8.50%, 10/17/16..............       1,365
   1,487    Series 2001-5, Class OW, 6.00%,
              01/06/08.....................       1,537
   1,497    Series 2001-52, Class XN,
              6.50%, 06/23/13..............       1,563
   2,908    Series 2001-59, Class VB,
              6.00%, 08/22/06..............       2,938
   1,513    Series 2001-61, Class VB,
              7.00%, 02/24/08..............       1,603
   1,563    Series 2001-61, Class Z, 7.00%,
              10/15/13.....................       1,693
   1,363    Series 2001-7, Class PF, 7.00%,
              03/02/06.....................       1,432
   2,881    Series 2001-71, Class QE,
              6.00%, 09/27/12..............       2,991
   1,401    Series 2001-72, Class SX, IF,
              9.75%, 10/18/07..............       1,475
     756    Series 2001-74, Class MB,
              6.00%, 09/06/12..............         807
     756    Series 2001-78, Class VB,
              6.00%, 10/13/12..............         764
   1,234    Series 2002-1, Class HC, 6.50%,
              07/26/09.....................       1,291
     593    Series 2002-1, Class SA, IF,
              14.42%, 10/13/07.............         712
     916    Series 2002-1, Class UD, IF,
              12.80%, 06/19/07.............       1,042

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   3,025    Series 2002-11, Class QG,
              5.50%, 03/23/11..............       3,172
   4,993    Series 2002-13, Class SJ, IF,
              IO, 1.60%, 02/20/09..........         212
     357    Series 2002-13, Class ST, IF,
              10.00%, 10/14/07.............         408
   1,470    Series 2002-16, Class VD,
              6.50%, 03/02/07..............       1,478
   6,806    Series 2002-18, Class PC,
              5.50%, 09/12/10..............       7,129
   2,269    Series 2002-19, Class PE,
              6.00%, 04/09/08..............       2,373
   1,513    Series 2002-3, Class PG, 5.50%,
              01/08/11.....................       1,581
     831    Series 2002-36, Class HZ,
              7.00%, 09/28/05..............         845
     768    Series 2002-37, Class Z, 6.50%,
              11/07/06.....................         798
   2,269    Series 2002-55, Class QE,
              5.50%, 12/07/10..............       2,363
   8,744    Series 2002-56, Class UC,
              5.50%, 11/22/10..............       9,116
   1,134    Series 2002-59, Class AC,
              6.00%, 11/14/05..............       1,180
   1,296    Series 2002-59, Class VA,
              6.50%, 06/20/06..............       1,299
   1,513    Series 2002-59, Class VB,
              6.50%, 11/17/08..............       1,545
   1,361    Series 2002-63, Class LB,
              5.50%, 09/29/11..............       1,423
   1,105    Series 2002-7, Class QM, 6.00%,
              04/10/10.....................       1,116
     988    Series 2002-73, Class S, IF,
              7.96%, 11/22/05..............         999
   3,025    Series 2002-74, Class LD,
              5.00%, 09/21/10..............       3,070
   2,269    Series 2002-74, Class PD,
              5.00%, 09/22/10..............       2,301
   1,346    Series 2002-74, Class VA,
              6.00%, 07/01/07..............       1,368
   2,269    Series 2002-74, Class VB,
              6.00%, 12/19/05..............       2,368
   2,356    Series 2002-77, Class S, IF,
              8.41%, 09/29/09..............       2,439
   1,006    Series 2002-8, Class SR, IF,
              9.43%, 08/16/05..............       1,078
   1,121    Series 2002-9, Class ST, IF,
              11.37%, 03/25/17.............       1,256
     575    Series 2002-9, Class VE, 6.50%,
              04/07/08.....................         588

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     231    Series 2002-91, Class UH, IO,
              5.50%, 02/13/08..............          34
   3,329    Series 2003-8, Class SB, IF,
              IO, 4.34%, 01/31/07..........         228
   2,140    Series 2003-16, Class PI, IO,
              5.00%, 03/18/06..............         120
   1,513    Series 2003-22, Class UD,
              4.00%, 07/18/22..............       1,346
   1,513    Series 2003-27, Class DW,
              4.50%, 03/02/12..............       1,505
   1,089    Series 2003-39, IO, VAR, 6.00%,
              10/09/09.....................         174
   3,517    Series 2003-41, Class PE,
              5.50%, 03/02/15..............       3,731
   2,974    Series 2003-52, Class PA,
              6.50%, 01/12/09..............       3,141
     536    Series 2003-52, Class SX, IF,
              13.01%, 02/05/07.............         620
   1,134    Series 2003-65, Class CI, IO,
              4.50%, 03/23/09..............         170
     675    Series 2003-67, Class VQ,
              7.00%, 04/06/08..............         715
   3,726    Series 2003-68, Class QP,
              3.00%, 08/18/08..............       3,549
   1,084    Series 2003-73, Class GA,
              3.50%, 05/25/31..............       1,045
     384    Series 2003-74, Class SH, IF,
              4.20%, 05/12/11..............         330
     536    Series 2003-79, Class NM,
              4.00%, 08/11/08..............         527
  15,873    Series 2003-80, Class SY, IF,
              IO, 4.34%, 04/24/09..........       1,401
   1,513    Series 2003-81, Class LC,
              4.50%, 03/15/14..............       1,499
   4,383    Series 2003-83, Class PG,
              5.00%, 07/30/13..............       4,466
     756    Series 2003-86, Class PX,
              4.50%, 08/22/11..............         760
   1,214    Series 2003-91, Class SD, IF,
              6.98%, 12/01/11..............       1,237
   1,119    Series 2003-92, Class SH, IF,
              5.25%, 10/28/10..............       1,043
     598    Series 2003-101, Class FW, FRN,
              0.00%, 05/20/15..............         582
   1,259    Series 2003-106, PO, 05/03/08..       1,111
   1,891    Series 2003-106, Class US, IF,
              4.10%, 12/28/14..............       1,515
  10,123    Series 2003-116, Class SB, IF,
              IO, 4.29%, 12/20/08..........         759
   1,134    Series 2003-122, Class TE,
              5.00%, 08/04/13..............       1,155

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 108

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,513    Series 2003-128, Class KE,
              4.50%, 04/08/11..............       1,526
   2,963    Series 2003-130, Class SX, IF,
              6.55%, 09/25/07..............       2,984
   1,872    Series 2003-132, Class OA, Zero
              Coupon, 04/03/10.............       1,580
   3,883    Series 2004-10, Class SC, IF,
              15.34%, 01/18/10.............       4,594
   1,994    Series 2004-14, Class SD, IF,
              4.10%, 07/22/15..............       1,638
   2,365    Series 2004-21, Class CO, PO,
              04/07/15.....................       1,678
   1,653    Series 2004-22, Class A, 4.00%,
              09/13/09.....................       1,564
   1,513    Series 2004-25, Class PB,
              5.50%, 01/20/12..............       1,571
   1,134    Series 2004-25, Class PC,
              5.50%, 03/11/15..............       1,189
   4,763    Series 2004-25, Class SA, IF,
              10.41%, 02/08/09.............       5,063
   1,134    Series 2004-36, Class PB,
              5.50%, 03/28/11..............       1,199
   2,788    Series 2004-36, Class SA, IF,
              10.41%, 09/28/08.............       2,972
     974    Series 2004-36, Class SN, IF,
              7.57%, 07/25/33..............       1,003
   5,927    Series 2004-4, Class QI, IF,
              IO, 3.79%, 06/22/10..........         459
   1,482    Series 2004-4, Class QM, IF,
              7.57%, 06/25/33..............       1,502
   1,022    Series 2004-51, Class SY, IF,
              7.61%, 04/02/11..............       1,027
   2,269    Series 2004-53, Class NC,
              5.50%, 02/25/14..............       2,390
   2,731    Series 2004-58, Class ST, IF,
              4.38%, 03/03/06..............       2,687
     463    Series 2004-61, Class SK, FRN,
              8.50%, 03/14/08..............         531
   1,891    Series 2004-92, Class JO, PO,
              07/29/10.....................       1,613
     107    Series G92-12, Class B, 7.70%,
              02/25/22.....................         114
     164    Series G92-14, Class Z, 7.00%,
              02/25/22.....................         173
     461    Series G92-15, Class Z, 7.00%,
              04/16/06.....................         478
      --(h) Series G92-27, Class SQ, FRN,
              HB, 7815.60%, 05/25/22.......          62
     859    Series G92-4, Class F, FRN,
              3.97%, 09/25/05..............         855

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     110    Series G92-42, Class Z, 7.00%,
              03/02/09.....................         116
   3,900    Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................       4,228
     564    Series G92-54, Class ZQ, 7.50%,
              08/25/17.....................         602
     807    Series G92-61, Class Z, 7.00%,
              05/14/11.....................         861
     113    Series G92-62, Class B, PO,
              03/03/09.....................         100
     490    Series G92-7, Class JQ, 8.50%,
              05/25/22.....................         532
     671    Series G93-1, Class KA, 7.90%,
              03/24/09.....................         723
     452    Series G93-17, Class SI, FRN,
              6.00%, 04/21/09..............         463
     218    Series G94-13, Class J, 7.00%,
              06/17/22.....................         221
     599    Series G97-2, Class ZA, 8.50%,
              04/18/27.....................         630
            Federal National Mortgage
              Association Grantor Trust
     225    Series 2001-T10, PO, 04/24/09..         181
            Federal National Mortgage
              Association STRIPS
   2,474    Series 213, Class 2, IO, 8.00%,
              04/24/09.....................         519
      60    Series 23, Class 2, IO, 10.00%,
              01/15/06.....................          14
      81    Series 265, Class 2, PO, 9.00%,
              10/12/05.....................          86
     164    Series 285, Class 1, PO,
              06/29/08.....................         144
   1,464    Series 340, Class 1, PO,
              08/12/11.....................       1,172
      23    Series 59, Class 2, IO, 9.50%,
              03/05/08.....................           5
            Federal National Mortgage
              Association Whole Loan
     881    Series 2002-W5, Class A10, IO,
              FRN, 4.79%, 07/08/05.........          63
     203    Series 2002-W5, Class A6,
              6.00%, 07/06/08..............         203
   2,673    Series 2003-W1, Class 1A1,
              6.50%, 08/30/07..............       2,782
   1,462    Series 2003-W1, Class 2A,
              7.50%, 09/06/07..............       1,561
     547    Series 2003-W4, Class 2A,
              6.50%, 08/30/07..............         561
   2,723    Series 2003-W8, Class 1A3,
              4.75%, 04/11/08..............       2,707

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   4,727    Series 2004-W2, Class 2A2,
              7.00%, 04/21/07..............       5,013
            Government National Mortgage
              Association
     471    Series 1994-4, Class KQ, 7.99%,
              03/29/09.....................         502
   3,592    Series 1994-7, Class PQ, 6.50%,
              05/19/11.....................       3,856
     944    Series 1996-16, Class E, 7.50%,
              03/01/09.....................         993
     262    Series 1997-11, Class D, 7.50%,
              04/26/08.....................         275
     195    Series 1997-2, Class E, 7.50%,
              01/17/09.....................         202
     416    Series 1998-26, Class K, 7.50%,
              04/06/12.....................         443
   2,328    Series 1999-4, Class ZB, 6.00%,
              01/20/10.....................       2,374
     853    Series 1999-41, Class Z, 8.00%,
              08/31/06.....................         916
     102    Series 1999-43, Class TA, IF,
              9.35%, 12/07/08..............         114
     480    Series 1999-44, Class PC,
              7.50%, 03/09/08..............         504
   2,217    Series 1999-44, Class ZG,
              8.00%, 12/20/29..............       2,362
   2,479    Series 2000-10, Class ZP,
              7.50%, 02/16/30..............       2,685
   1,659    Series 2000-12, Class ST, IF,
              23.94%, 07/31/08.............       2,286
     536    Series 2000-16, Class ZN,
              7.50%, 10/11/07..............         565
   8,769    Series 2000-21, Class S, IF,
              IO, 5.06%, 12/01/05..........         282
   2,118    Series 2000-21, Class Z, 9.00%,
              04/05/13.....................       2,435
     819    Series 2000-26, Class Z, 7.75%,
              06/11/09.....................         851
     298    Series 2000-36, Class HC,
              7.33%, 11/20/30..............         312
     118    Series 2000-36, Class IK, IO,
              9.00%, 11/23/07..............          21
     874    Series 2000-38, Class AH,
              7.15%, 12/25/05..............         908
   1,423    Series 2000-6, Class Z, 7.50%,
              02/20/30.....................       1,513
   1,667    Series 2000-7, Class ST, IF,
              23.94%, 10/19/08.............       2,275
   3,025    Series 2000-9, Class PB, 7.50%,
              08/24/07.....................       3,102

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     909    Series 2000-9, Class Z, 8.00%,
              07/28/08.....................         979
   2,377    Series 2000-9, Class ZJ, 8.50%,
              12/26/08.....................       2,691
     125    Series 2001-32, Class WA, IF,
              11.98%, 10/20/07.............         135
   1,037    Series 2001-35, Class SA, IF,
              IO, 5.01%, 05/11/08..........          75
     980    Series 2001-36, Class S, IF,
              IO, 4.81%, 05/16/08..........          65
     407    Series 2001-55, Class SF, IF,
              15.63%, 04/08/08.............         480
   1,936    Series 2001-60, Class VP,
              6.50%, 08/09/10..............       1,994
   3,860    Series 2002-24, Class AG, IF,
              IO, 4.71%, 01/25/09..........         362
   1,108    Series 2002-24, Class SB, IF,
              7.07%, 12/11/05..............       1,135
     989    Series 2002-24, Class Z, 8.50%,
              10/18/10.....................       1,132
   7,417    Series 2002-31, Class SE, IF,
              IO, 4.26%, 02/09/09..........         509
     294    Series 2002-33, Class SY, FRN,
              9.00%, 02/26/23..............         325
   3,239    Series 2002-36, Class VB,
              6.50%, 10/27/06..............       3,286
   1,134    Series 2002-4, Class TD, 7.00%,
              06/25/15.....................       1,216
   1,513    Series 2002-40, Class UK,
              6.50%, 01/10/11..............       1,615
     707    Series 2002-41, Class LS, IF,
              9.00%, 05/18/06..............         777
   1,134    Series 2002-45, Class QE,
              6.50%, 12/07/13..............       1,204
   1,134    Series 2002-47, Class PG,
              6.50%, 04/05/15..............       1,209
   1,849    Series 2002-47, Class VB,
              6.50%, 05/13/07..............       1,869
     309    Series 2002-51, Class SG, IF,
              18.37%, 03/06/08.............         382
     945    Series 2002-54, Class GB,
              6.50%, 01/26/10..............         993
   3,856    Series 2002-67, Class VA,
              6.00%, 05/27/06..............       3,934
   1,134    Series 2002-7, Class PG, 6.50%,
              11/16/09.....................       1,175
   1,729    Series 2002-70, Class AV,
              6.00%, 12/03/07..............       1,805
   3,250    Series 2002-70, Class PS, IF,
              IO, 4.44%, 01/21/09..........         253

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 110

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,584    Series 2002-71, Class VJ,
              6.00%, 09/11/07..............       1,615
   3,096    Series 2002-79, Class KV,
              6.00%, 12/12/08..............       3,213
   2,386    Series 2002-80, Class EB,
              7.00%, 10/13/08..............       2,532
   1,396    Series 2002-88, Class LI, IO,
              5.50%, 07/06/06..............          76
   1,344    Series 2002-88, Class VA,
              6.00%, 08/26/08..............       1,403
   3,004    Series 2003-4, Class NI, IO,
              5.50%, 12/21/08..............         404
   1,250    Series 2003-4, Class NY, 5.50%,
              02/09/09.....................       1,293
   8,770    Series 2003-11, Class SK, IF,
              IO, 4.46%, 01/01/09..........         799
     256    Series 2003-24, PO, 05/26/09...         226
   8,791    Series 2003-112, Class SA, IF,
              IO, 3.31%, 09/01/09..........         468
     231    Series 2003-66, Class EO, PO,
              11/22/15.....................         192
   4,732    Series 2003-76, Class LS, IF,
              IO, 3.94%, 10/15/08..........         310
     100    Series 2003-86, Class CO, PO,
              04/09/18.....................          72
     630    Series 2003-90, PO, 06/15/09...         554
   2,580    Series 2003-95, Class SC, IF,
              IO, 3.76%, 11/24/06..........         103
   1,702    Series 2003-98, Class PC,
              5.00%, 11/18/08..............       1,733
  13,223    Series 2004-11, Class SW, IF,
              IO, 2.24%, 03/27/12..........         529
   1,016    Series 2004-28, Class S, IF,
              10.76%, 08/06/10.............       1,090
   1,017    Series 2004-73, Class AE, IF,
              8.17%, 12/25/08..............       1,046
            Vendee Mortgage Trust
   2,551    Series 1996-1, Class 1Z, 6.75%,
              02/26/11.....................       2,737
   1,525    Series 1996-2, Class 1Z, 6.75%,
              04/08/11.....................       1,611
   2,735    Series 1997-1, Class 2Z, 7.50%,
              01/06/11.....................       2,954
   2,269    Series 1998-1, Class 2E, 7.00%,
              10/21/09.....................       2,399
   1,348    Series 2001-1, Class 2J, 7.00%,
              06/19/07.....................       1,406
     447    Series 2002-2, Class J, 6.00%,
              03/15/06.....................         453

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     316    Series 2003-1, Class B, 5.75%,
              08/22/05.....................         317
                                             ----------
                                                630,195
                                             ----------
Non-Agency (17.6%):
     571    ABN Amro Mortgage Corp. Series
              2003-7, Class A3, 4.50%,
              01/25/09.....................         565
            Banc of America Funding Corp.
   3,781    Series 2003-3, Class 1A33,
              5.50%, 11/08/09..............       3,774
   1,225    Series 2004-1, PO, 08/19/10....       1,007
            Banc of America Mortgage
              Securities
     667    Series 2003-8 Class A, PO,
              04/15/11.....................         503
     275    Series 2003-9, Class 1A2, PO,
              12/04/16.....................         206
  23,504    Series 2004-3, Class 15, IO,
              VAR, 0.22%, 03/26/19.........         127
     976    Series 2004-4 Class A, PO,
              03/08/11.....................         813
   1,197    Series 2004-6, Class A, PO,
              09/08/11.....................         938
   3,781    Series 2004-E, Class 2A5, FRN,
              4.12%, 04/26/09..............       3,702
            Bank of America Alternative
              Loan Trust
   1,250    Series 2003-11, PO, 10/05/10...       1,050
     867    Series 2003-3, Class AP0, PO,
              05/25/33.....................         713
   3,025    Bear Stearns Adjustable Rate
              Mortgage Trust Series
              B2004-4, Class A4, VAR,
              3.52%, 07/01/07..............       2,957
     269    Bear Stearns Commercial
              Mortgage Securities Series
              2000-WF1, Class A1, 7.64%,
              11/13/06.....................         287
   1,664    Cendant Mortgage Corp. Series
              2003-9, Class 1P, PO,
              07/03/10.....................       1,218
            Citicorp Mortgage Securities,
              Inc.
     922    Series 2002-11, Class 1A14,
              6.00%, 10/05/05..............         922
   1,266    Series 2003-8, Class APO, PO,
              04/06/11.....................         895
            Citigroup Mortgage Loan Trust,
              Inc.
     920    Series 2003-1 WPO2, PO,
              02/06/08.....................         736
   1,371    Series 2003-1, Class 3, PO,
              10/17/11.....................       1,035

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
     490    Series 2003-1, Class WA2,
              6.50%, 11/04/05..............         501
   1,458    Series 2003-UP3, Class A3,
              7.00%, 09/28/05..............       1,502
     686    Series 2003-UST1, PO,
              04/08/07.....................         576
     315    Series 2003-UST1, PO,
              10/30/09.....................         268
     569    Series 2003-UST1, PO,
              10/31/09.....................         510
   3,281    Series 2003-UST1, Class A1,
              FRN, 5.50%, 07/23/07.........       3,342
            Countrywide Alternative Loan
              Trust
   1,513    Series 2002-8, Class A4, 6.50%,
              02/07/13.....................       1,528
   1,463    Series 2003-J1, PO, 02/16/10...       1,253
   1,627    Series 2004-2CB, Class 1A9,
              5.75%, 03/25/34..............       1,615
   4,974    Series 2005-22T1, Class A2, IO,
              FRN, 1.76%, 06/25/35.........          90
  25,761    Series 2005-J1, Class 1A4, FRN,
              1.79%, 02/25/35..............         506
            Countrywide Home Loan Mortgage
              Pass Through Trust
     419    Series 2003-18, Class A12,
              5.50%, 07/14/14..............         423
   4,085    Series 2003-26, Class 1A6,
              3.50%, 05/24/10..............       3,802
     420    Series 2003-34, Class A11,
              5.25%, 06/27/11..............         419
     310    Series 2003-44 A9, PO,
              02/27/15.....................         205
   1,456    Series 2003-J10, Class 2A1,
              5.00%, 11/25/18..............       1,470
   2,248    Series 2003-J2 A17, IO, FRN,
              4.09%, 09/15/07..............         137
   3,570    Series 2003-J7, Class 4A3, IF,
              5.51%, 01/10/09..............       3,518
   1,145    Series 2004-3 PO, 08/04/10.....         991
   1,402    Series 2004-7 Class 2A1, FRN,
              4.10%, 06/25/34..............       1,366
   2,232    Series 2004-HYB1, Class 2A,
              4.28%, 12/10/06..............       2,209
   2,452    Series 2004-HYB3, Class 2A,
              VAR, 4.12%, 03/03/08.........       2,423
            First Horizon Asset Securities,
              Inc.
   1,513    Series 2004-4, Class 2A2,
              4.50%, 07/30/10..............       1,494
   6,726    Series 2004-AR1, Class 2A2,
              FRN, 5.04%, 06/17/08.........       6,783
  10,077    Series 2004-AR7, Class 2A1,
              FRN, 4.95%, 11/05/06.........      10,124

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
   1,000    Series 2004-AR7, Class 2A2,
              FRN, 4.95%, 02/11/13.........       1,014
            GMAC Mortgage Corp. Loan Trust
   3,311    Series 2004-J2, Class A2 FRN,
              3.81%, 06/25/34..............       3,311
   5,947    Series 2005-AR3, Class 3A3,
              4.91%, 06/19/35..............       5,975
            GSR Mortgage Loan Trust
   1,649    Series 2004-10F, Class 2A1,
              5.00%, 08/25/19..............       1,663
   1,804    Series 2004-13F, Class 2A3,
              6.00%, 03/05/06..............       1,806
   1,246    Series 2004-13F, Class 3A3,
              6.00%, 11/25/34..............       1,249
     333    Series 2004-3F, Class 3A8,
              13.50%, 11/11/13.............         452
     349    Kidder Peabody Mortgage Assets
              Trust Series B A1, PO,
              04/02/08.....................         308
   4,298    MASTR Adjustable Rate Mortgages
              Trust Series 2004-13, Class
              2A1, FRN, 3.82%, 05/12/07....       4,251
            MASTR Alternative Loans Trust
   1,739    Series 2003-8, Class 3A1,
              5.50%, 03/10/09..............       1,763
   1,306    Series 2003-9, Class 8A1,
              6.00%, 01/25/34..............       1,332
     741    Series 2004-1, Class 30, PO,
              11/04/09.....................         619
   3,433    Series 2004-10, Class 1A1,
              4.50%, 11/08/08..............       3,395
   1,608    Series 2004-3, Class 30, PO,
              08/15/09.....................       1,403
   1,531    Series 2004-3, Class 30X1, IO,
              6.00%, 10/05/09..............         189
   1,727    Series 2004-5, Class 30, PO,
              09/13/09.....................       1,499
     954    Series 2004-5, Class 30X1, IO,
              6.00%, 02/25/09..............         138
     995    Series 2004-6, Class 30X1, IO,
              5.50%, 04/20/10..............         148
     664    Series 2004-7 30, PO,
              01/14/10.....................         498
   2,603    Series 2004-7, Class AX1, IO,
              5.50%, 09/04/10..............         462
            MASTR Asset Securitization
              Trust
     947    Series 2003-10, Class 15, PO,
              06/25/09.....................         739
     579    Series 2003-11, Class 15, Zero
              Coupon, 07/03/09.............         478
   2,144    Series 2003-4, Class 2A2,
              5.00%, 05/25/18..............       2,161

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 112

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
     980    Series 2003-4, Class 5A1,
              5.50%, 11/24/09..............         984
     644    Series 2004-1 Class 30, PO,
              05/12/11.....................         518
   1,044    Series 2004-3, PO, 11/02/10....         839
   2,630    Series 2004-6, Class 2A9,
              5.25%, 07/03/10..............       2,659
   2,070    Series 2004-8, PO, 09/09/09....       1,637
            Merrill Lynch Trust
     650    7.43%, 08/17/15................         650
     333    Series 47, Class Z, 8.99%,
              02/09/06.....................         346
       9    Series 7B, PO, 04/03/07........           9
            Morgan Stanley Mortgage Trust
      --(h) Series 35, Class 2, IF, HB,
              684.80%, 01/30/08............          18
      --(h) Series 37, Class 2, IF, IO, HB,
              684.80%, 07/26/08............          21
   4,229    MortgageIT Trust Series 2005-1,
              Class 1A1, FRN, 3.63%,
              09/19/07.....................       4,231
            Nomura Asset Acceptance Corp.
   1,407    Series 2003-A1, Class A1,
              5.50%, 08/24/05..............       1,422
   1,035    Series 2003-A1, Class A2,
              6.00%, 05/25/33..............       1,047
     382    Series 2003-A1, Class A5,
              7.00%, 06/07/08..............         383
   1,282    Series 2003-A1, Class A7,
              5.00%, 04/23/08..............       1,289
   3,715    Series 2004-R2, Class A1, VAR,
              6.50%, 10/20/07 (e)..........       3,833
            Residential Accredit Loans,
              Inc.
     670    Series 2002-QS16, Class A3, IF,
              9.69%, 11/29/05..............         713
   1,090    Series 2003-QR19, Class CB4,
              5.75%, 10/25/33..............       1,100
   1,787    Series 2003-QS3, Class A2, IF,
              9.21%, 12/12/06..............       1,887
   3,922    Series 2003-QS3, Class A8, IF,
              IO, 4.29%, 03/28/08..........         351
   4,634    Series 2003-QS9, Class A3, IF,
              IO, 4.24%, 02/20/09..........         447
   5,072    Series 2003-QS12, Class A2A,
              FRN, 4.29%, 03/17/09.........         502
   1,522    Series 2003-QS12, Class A5, IO,
              5.00%, 03/17/09..............         243
  32,425    Series 2003-QS13, Class A6, IF,
              IO, 0.60%, 12/29/09..........         532
   5,361    Series 2003-QS18, Class A1,
              5.00%, 09/26/07..............       5,396

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
   2,466    Series 2004-QS8, Class A2,
              5.00%, 03/24/10..............       2,467
   3,147    Series 2004-QS10, Class A6,
              6.00%, 07/25/34..............       3,252
     825    Residential Asset
              Securitization Trust Series
              2003-A13, Class A3, 5.50%,
              08/17/14.....................         822
            Residential Funding Mortgage
              Securities I
   1,020    Series 2003-S11, Class A1,
              2.50%, 06/25/18..............         983
   1,891    Series 2003-S12, Class 4A5,
              4.50%, 10/08/05..............       1,818
   2,269    Series 2003-S13, Class A3,
              5.50%, 07/08/17..............       2,297
   2,003    Series 2003-S14, Class A4, PO,
              12/26/08.....................       1,672
   3,115    Series 2003-S7, Class A17,
              4.00%, 03/06/09..............       3,041
            Residential Funding Securities
              Corp.
     289    Series 2002-RM1, Class AP1, PO,
              07/27/08.....................         264
     542    Series 2003-RM2, Class AP3, PO,
              04/22/10.....................         457
            Salomon Brothers Mortgage
              Securities VII
      42    Series 2000-UP1, Class A2,
              8.00%, 04/21/06..............          43
     813    Series 2003-UP2 Class 1, PO,
              07/09/08.....................         688
   4,285    Structured Adjustable Rate
              Mortgage Loan Trust Series
              2004-6, Class 5A4, VAR,
              5.02%, 04/19/10..............       4,327
            Structured Asset Securities
              Corp.
   1,513    Series 2003-8, Class 1A2,
              5.00%, 09/15/10..............       1,514
     323    Series 2003-8, Class 1A2, Zero
              Coupon, 12/09/06.............         281
            Washington Mutual Alternative
              Mortgage Pass-Through
              Certificates
   5,342    Series 2002-MS12, Class A,
              6.50%, 05/25/32..............       5,380
  50,534    Series 2005-2, Class 1A4, IO,
              1.74%, 04/25/35..............       1,022
   1,196    Washington Mutual MSC Mortgage
              Pass-Through Certificates
              Series 2004-RA4, Class 1P,
              PO, 05/03/06.................         996
            Washington Mutual, Inc.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
   1,134    Series 2003-AR7, Class A6, VAR,
              3.03%, 08/15/10..............       1,096
     438    Series 2003-AR8, Class A, FRN,
              4.03%, 08/25/33..............         437
   3,744    Series 2003-S10, Class A5,
              5.00%, 10/25/18..............       3,772
     566    Series 2003-S10, Class A6, PO,
              09/23/09.....................         440
   2,430    Series 2003-S8, Class A4,
              4.50%, 09/25/18..............       2,377
   2,269    Series 2003-S8, Class A6,
              4.50%, 03/11/13..............       2,245
     677    Series 2003-S9, PO, 11/06/11...         515
            Wells Fargo Mortgage Backed
              Securities Trust
   2,503    Series 2003-11 1A, PO,
              05/29/09.....................       2,029
   5,294    Series 2003-11, Class 1A4,
              4.75%, 11/13/10..............       5,314
   2,050    Series 2003-13, Class A7,
              4.50%, 10/05/12..............       1,982
  40,777    Series 2003-16, Class 2A, IO,
              VAR, 0.11%, 05/27/09.........         171
   3,759    Series 2003-17, Class 2A4,
              5.50%, 07/28/06..............       3,759
   2,580    Series 2003-17, Class A, PO,
              07/09/11.....................       2,007
   1,739    Series 2003-8, Class A9, 4.50%,
              10/02/12.....................       1,711
     687    Series 2004-1 A11, Zero Coupon,
              01/25/34.....................         425
   6,752    Series 2004-7, Class 2A2,
              5.00%, 03/19/09..............       6,794
   9,115    Series 2004-BB, Class A4, FRN,
              4.58%, 11/12/06..............       9,101
   8,432    Series 2004-EE, Class 3A1, FRN,
              3.99%, 05/02/07..............       8,332
   1,083    Series 2004-Q, Class 1A3, FRN,
              4.93%, 09/06/07..............       1,068
   5,377    Series 2004-S, Class A5, FRN,
              3.54%, 12/25/08..............       5,219
                                             ----------
                                                224,531
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $843,465)                             854,726
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (16.3%):
            Federal Home Loan Mortgage
              Conventional Pools
      33    7.50%, 02/06/06-10/15/08.......          36
      17    8.00%, 04/01/09................          17
       8    8.50%, 07/15/05-02/01/08.......           8

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
     213    8.75%, 08/12/06................         220
      76    10.50%, 05/01/19...............          80
     120    12.00%, 10/06/05-10/03/07......         132
     361    ARM, 4.53%, 07/20/07...........         370
            Federal Home Loan Mortgage
              Corp. Gold Pools
     869    3.50%, 05/31/10................         819
  20,210    4.00%, 11/30/05-10/25/09.......      19,783
   1,277    4.50%, 05/27/08................       1,272
   5,297    5.50%, 05/25/07-09/04/08.......       5,381
  11,181    6.00%, 08/11/05-04/01/18.......      11,514
  10,232    6.50%, 07/17/05-10/01/17.......      10,641
   8,948    7.00%, 10/11/06-07/01/32.......       9,404
   2,026    7.50%, 07/14/05-12/01/15.......       2,132
     502    8.50%, 05/15/06................         547
     564    10.50%, 08/04/06...............         632
            Federal National Mortgage
              Association Conventional
              Pools
  31,960    4.00%, 08/04/09-12/01/18.......      31,145
   4,535    4.50%, 05/03/09................       4,498
   6,589    5.00%, 07/29/07-08/30/08.......       6,669
  17,876    5.50%, 08/13/05-09/01/33.......      18,223
  10,139    6.00%, 10/09/05-03/01/33.......      10,435
     141    6.25%, 02/21/06................         146
  11,843    6.50%, 10/18/05-08/01/31.......      12,332
  11,516    7.00%, 07/01/05-08/01/32.......      12,120
   1,236    7.50%, 03/01/17-09/01/21.......       1,312
   7,087    8.00%, 11/11/05-06/01/27.......       7,612
   1,632    8.50%, 07/10/05-12/01/07.......       1,759
   2,468    9.00%, 03/14/07-09/01/26.......       2,707
      51    9.50%, 06/22/07................          57
     239    10.00%, 11/23/08-07/01/19......         269
     291    10.20%, 02/07/06...............         329
     135    10.25%, 07/15/13...............         150
     161    10.50%, 11/01/18...............         181
     148    11.00%, 04/01/19-08/20/20......         168
      96    12.50%, 09/25/05...............         107
     145    ARM, 3.96%, 04/17/09...........         148
     120    ARM, 4.20%, 08/14/05...........         122
     583    ARM, 4.26%, 01/09/09...........         588
  11,901    ARM, 4.90%, 01/01/35...........      12,057
   2,912    ARM, 4.99%, 04/01/34...........       2,956
     268    ARM, 5.45%, 11/01/32...........         272
            Government National Mortgage
              Association Various Pools
   1,466    3.50%, 03/03/14................       1,356
   2,442    6.00%, 10/31/05-02/16/07.......       2,533
     455    6.38%, 08/15/26................         475
   5,094    6.50%, 11/02/05-07/15/32.......       5,328
   4,073    7.00%, 10/15/05-06/15/33.......       4,323
   1,192    7.50%, 09/30/05-08/15/28.......       1,273
   2,461    8.00%, 01/14/08-11/20/28.......       2,641

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 114

JPMORGAN MORTGAGE-BACKED SECURITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
     200    8.50%, 07/15/08-12/08/05.......         132
      47    9.00%, 01/09/06-10/15/30.......          52
      73    11.00%, 05/21/06...............          80
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $203,638)                             207,543
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (1.1%):
            Federal Home Loan Mortgage
              Corp.
   2,269    6.63%, 09/15/09 (c)............       2,498
     756    6.88%, 09/15/10 (c)............         856
     394    Federal Housing Authority
              7.43%, 08/01/20..............         402
            Federal National Mortgage
              Association
     756    5.50%, 03/15/11................         811
   4,613    6.13%, 03/15/12 (c)............       5,159
   1,513    6.63%, 09/15/09................       1,667
   1,513    7.25%, 01/15/10................       1,716
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $12,534)                               13,109
                                             ----------
U.S. TREASURY OBLIGATIONS (1.2%):
            U.S. Treasury Bonds
   1,513    10.38%, 11/15/12 (c)...........       1,740
   1,437    11.75%, 11/15/14 (c)...........       1,896
   3,592    12.00%, 08/15/13 (c)...........       4,460
     378    U.S. Treasury Notes 6.50%,
              02/15/10 (c).................         422
            U.S. Treasury STRIPS
     756    PO, 02/15/09 (c)...............         663

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Treasury Obligations, continued:
   1,513    PO, 02/15/13 (c)...............       1,123
     567    PO, 02/15/14 (c)...............         401
     189    PO, 02/15/16 (c)...............         122
     227    PO, 05/15/11 (c)...............         182
     945    PO, 05/15/12 (c)...............         726
   1,361    PO, 05/15/14...................         953
   1,891    PO, 08/15/14...................       1,309
   1,323    PO, 11/15/14 (c)...............         906
                                             ----------
  Total U.S. Treasury Obligations (Cost
    $14,611)                                     14,903
                                             ----------
  Total Long Term Investments (Cost
    $1,083,078)                               1,099,127
                                             ----------
SHORT-TERM INVESTMENTS (13.4%):
INVESTMENT COMPANY (13.4%):
 171,008    JPMorgan Liquid Assets Money
              Market Fund (b)
  Total Short Term Investments (Cost
    $171,008)                                   171,008
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (1.7%):
INVESTMENT COMPANIES (1.7%):
  10,517    BGI Prime Money Market Fund....      10,517
  11,319    Morgan Stanley Institutional
              Liquidity Funds..............      11,319
                                             ----------
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $21,836)             21,836
                                             ----------
TOTAL INVESTMENTS (101.5%)
  (Cost $1,275,922)                           1,291,971
LIABILITIES IN EXCESS OF OTHER ASSETS
  (1.5%)                                        (18,467)
                                             ----------
NET ASSETS (100.0%)                          $1,273,504
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (97.8%):
ASSET BACKED SECURITIES (6.8%):
            Advanta Mortgage Loan Trust
     235    Series 1999-2, Class A6, 6.82%,
              05/25/29.....................         238
      19    Series 1999-3, Class A4, 7.75%,
              10/25/26.....................          19
     465    Series 2000-2, Class A6, SUB,
              7.72%, 06/10/07..............         481
            American Express Credit Account
              Master Trust
     100    Series 2000-5, Class A, FRN,
              3.36%, 09/15/05..............         100
   1,300    Series 2001-2, Class A, 5.53%,
              03/14/06.....................       1,315
            AmeriCredit Automobile
              Receivables Trust
   3,951    Series 2001-D, Class A4, 4.41%,
              11/12/08.....................       3,962
     761    Series 2002-A, Class A4, 4.61%,
              10/09/05.....................         764
     504    Series 2002-B, Class A4, 4.46%,
              09/28/05.....................         505
     150    Series 2002-C, Class A4, 3.55%,
              04/21/06.....................         149
     500    Amortizing Residential
              Collateral Trust
            Series 2002-BC6, Class M1, FRN,
              4.06%, 07/31/09..............         504
     191    Bayview Financial Acquisition
              Trust Series 2002-CA, Class
              M1, FRN, 4.06%,
              12/03/07 (e).................         192
     146    BMW Vehicle Owner Trust Series
              2003-A, Class A3, 1.94%,
              02/25/07.....................         145
            Capital Auto Receivables Asset
              Trust
      28    Series 2002-2, Class CTFS,
              4.18%, 10/15/07..............          28
   1,352    Series 2003-1, Class A3A,
              2.75%, 12/26/05..............       1,345
            Capital One Master Trust
   1,105    Series 1998-1, Class A, 6.31%,
              04/10/08.....................       1,170
   1,000    Series 2001-5, Class A, 5.30%,
              08/13/06.....................       1,015
   1,225    Series 2001-8A, Class A, 4.60%,
              10/11/06.....................       1,234
            Capital One Multi-Asset
              Execution Trust
     326    Series 2003-B2, Class B2,
              3.50%, 04/16/06..............         325

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
      45    Series 2003-C2, Class C2,
              4.32%, 06/17/06..............          45
            Chase Credit Card Master Trust
     104    Series 2001-2, Class A, FRN,
              3.34%, 05/16/06..............         104
   1,000    Series 2003-1, Class C, FRN,
              4.32%, 01/15/06..............       1,005
      81    Chase Funding Mortgage Loan
              Asset-Backed Certificates
              Series 2002-2, Class 1A4,
              4.88%, 08/10/07..............          81
      84    Chase Manhattan Auto Owner
              Trust Series 2002-A, Class
              CTFS, 4.17%, 09/15/08........          84
     200    Chemical Master Credit Card
              Trust 1 Series 1996-2, Class
              A, 5.98%, 01/11/06...........         202
   5,000    CIT Rv Trust Series 1998-A,
              Class B, 6.29%, 04/12/09.....       5,166
            Citibank Credit Card Issuance
              Trust
     700    Series 2000-A1, Class A1,
              6.90%, 10/06/05..............         706
     225    Series 2000-B1, Class B1,
              7.05%, 09/15/05..............         227
     860    Series 2000-C1, Class C1,
              7.45%, 09/15/05..............         867
     410    Series 2001-C3, Class C3,
              6.65%, 05/16/06..............         419
   3,000    Series 2002-A1, Class A1,
              4.95%, 02/04/07..............       3,046
      80    Series 2002-B1, Class B1, FRN,
              3.80%, 06/21/07..............          80
     120    Series 2002-C1, Class C1, FRN,
              4.22%, 01/29/07..............         121
      50    Series 2002-C3, Class C3, FRN,
              4.55%, 12/15/07..............          51
   4,000    Series 2003-A5, Class A5,
              2.50%, 04/07/06..............       3,958
     820    Series 2004-A1, Class A1,
              2.55%, 01/20/07..............         803
            Citibank Credit Card Master
              Trust I
     285    Series 1999-2, Class B, 6.15%,
              03/09/09.....................         304
   1,500    Series 1999-5, Class A, 6.10%,
              05/09/06.....................       1,528
     856    Series 1999-5, Class B, 6.30%,
              05/14/08.....................         873
   2,620    CNH Equipment Trust Series
              2003-B, Class A3B, 2.47%,
              01/19/06.....................       2,599

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 116

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
   1,726    Community Program Loan Trust
              Series 1987-A, Class A4,
              4.50%, 06/15/06..............       1,724
     320    CS First Boston Mortgage
              Securities Corp. Series
              2002-HE4, Class AF, 5.51%,
              10/21/06.....................         324
            Daimler Chrysler Auto Trust
     100    Series 2002-B, Class A4, 3.53%,
              10/21/05.....................         100
     175    Series 2002-C, Class A4, 3.09%,
              01/11/06.....................         174
            Discover Card Master Trust I
     200    Series 1996-3, Class A, 6.05%,
              02/07/06.....................         203
     300    Series 2000-9, Class A, 6.35%,
              01/10/06.....................         304
     425    Series 2002-2, Class A, 5.15%,
              04/12/07.....................         434
      95    Equity One ABS, Inc. Series
              2002-1, Class AF2, SUB,
              5.52%, 02/01/06..............          95
     510    Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities Series T-20, Class
              A6, SUB, 7.49%, 02/27/06.....         517
            Fleet Credit Card Master Trust
              II
   6,900    Series 2000-C, Class A, 7.02%,
              08/12/05.....................       6,931
     490    Series 2001-B, Class A, 5.60%,
              06/12/06.....................         497
     985    Series 2003-A, Class A, 2.40%,
              01/15/06.....................         978
            Ford Credit Auto Owner Trust
     700    Series 2002-A, Class B, 4.79%,
              11/09/05.....................         700
     147    Series 2002-C, Class B, 4.22%,
              01/27/06.....................         147
     400    Series 2002-C, Class C, 4.81%,
              05/07/06.....................         401
     850    Series 2002-D, Class B, 3.56%,
              02/15/07.....................         848
   3,000    Series 2004-A, Class A3, 2.93%,
              07/03/06.....................       2,969
      70    Harley-Davidson Motorcycle
              Trust Series 2002-1, Class
              A2, 4.50%, 03/09/06..........          71
       2    Heller Equipment Asset
              Receivables Trust Series
              1999-2, Class A4, 6.79%,
              03/14/07.....................           2
   1,617    Household Automotive Trust
              Series 2001-2, Class A4,
              5.39%, 09/03/05..............       1,624

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
     260    Household Private Label Credit
              Card Master Note Trust I
              Series 2002-1, Class A,
              5.50%, 03/10/07..............         266
            MBNA Credit Card Master Note
              Trust
     770    Series 2001-A1, Class A1,
              5.75%, 05/16/06 (c)..........         782
     215    Series 2001-C1, Class C1, FRN,
              4.27%, 05/16/06..............         216
     575    Series 2001-C3, Class C3,
              6.55%, 07/18/06..............         590
     130    Series 2002-B1, Class B1,
              5.15%, 02/09/07..............         132
      85    Series 2002-C1, Class C1,
              6.80%, 02/13/12..............          95
     655    Series 2002-C5, Class C5,
              4.05%, 08/15/05..............         655
      40    Series 2003-A1, Class A1,
              3.30%, 02/14/08..............          39
   1,000    Series 2003-C1, Class C1, FRN,
              4.92%, 01/15/10 (c)..........       1,058
            MBNA Master Credit Card Trust
              USA
      65    Series 1999-B, Class C, 6.65%,
              03/11/09 (e).................          70
     345    Series 1999-D, Class B, 6.50%,
              06/16/06.....................         353
     167    Series 2000-D, Class A, FRN,
              3.42%, 04/16/07..............         168
   1,000    Series 2000-D, Class C, 8.40%,
              04/15/07 (e).................       1,072
     100    Series 2000-I, Class C, 7.65%,
              08/16/05 (e).................         100
      60    Nissan Auto Receivables Owner
              Trust Series 2003-A, Class
              A3, 1.89%, 12/15/06..........          59
            Onyx Acceptance Grantor Trust
     237    Series 2002-A, Class A4, 4.60%,
              10/15/08.....................         238
   1,000    Series 2004-B, Class A3, 3.09%,
              05/27/06.....................         993
     121    PNC Student Loan Trust I Series
              1997-2, Class A7, 6.73%,
              01/23/07.....................         122
   1,750    Prime Credit Card Master Trust
              Series 2000-1, Class A,
              6.70%, 11/16/05..............       1,769
   2,000    Providian Gateway Master Trust
              Series 2002-B, Class A, FRN,
              3.92%, 01/15/06 (e)..........       2,006

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
     169    Residential Asset Mortgage
              Products, Inc.
            Series 2001-RS3, Class AI4,
              SUB, 6.29%, 08/31/05.........         169
            Residential Asset Securities
              Corp.
     325    Series 2000-KS3, Class A16,
              7.81%, 11/24/05..............         330
     231    Series 2000-KS5, Class AII,
              FRN, 3.55%, 08/14/07.........         232
     151    Series 2001-KS1, Class AI6,
              6.35%, 08/14/06..............         154
     174    Residential Funding Mortgage
              Securities II Series
              2000-HI1, Class AI7, SUB,
              8.29%, 09/21/05..............         175
     500    Sears Credit Account Master
              Trust Series 2000-2, Class A,
              6.75%, 09/09/05..............         503
     205    SSB Auto Loan Trust Series
              2002-1, Class A4, 2.89%,
              12/11/05.....................         204
            Standard Credit Card Master
              Trust
     500    Series 1995-9, Class A, 6.55%,
              09/03/05.....................         504
      50    Series 1995-9, Class B, 6.65%,
              10/02/05.....................          50
     390    Series A, 7.25%, 04/08/06......         400
     112    Vanderbilt Mortgage Finance
              Series 1996-A, Class A5,
              7.43%, 05/26/06..............         114
            WFS Financial Owner Trust
     130    Series 2002-1, Class A4A,
              4.87%, 10/17/05..............         131
   8,000    Series 2003-2, Class A4, 2.41%,
              11/24/06.....................       7,870
   1,277    Series 2003-4, Class A4, 3.15%,
              02/15/07.....................       1,264
                                             ----------
    Total Asset Backed Securities
      (Cost $77,884)                             77,686
                                             ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.6%):
Agency CMO (5.0%):
            Federal Home Loan Mortgage
              Corp.
      --(h) Series 1045, Class G, IO, HB,
              1066.21%, 02/18/06...........          --(h)
      20    Series 1053, Class G, 7.00%,
              11/16/07.....................          20
      56    Series 1056, Class KZ, 6.50%,
              12/12/06.....................          56
      25    Series 1074, Class H, 8.50%,
              01/03/07.....................          25
      89    Series 1082, Class C, 9.00%,

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
              05/15/21.....................          89
      30    Series 1087, Class I, 8.50%,
              06/15/21.....................          30
      28    Series 1114, Class E, 8.00%,
              07/13/06.....................          28
     107    Series 1125, Class Z, 8.25%,
              11/28/06.....................         107
     102    Series 1142, Class IA, 7.00%,
              10/15/21.....................         103
      15    Series 1169, Class G, 7.00%,
              01/18/07.....................          15
      23    Series 1170, Class H, 7.50%,
              11/15/06.....................          23
      73    Series 1173, Class E, 6.50%,
              03/12/06.....................          73
      43    Series 12, Class A, 9.25%,
              11/15/19.....................          43
      76    Series 1204, Class H, 7.50%,
              02/15/07.....................          76
     179    Series 1211, Class L, 7.00%,
              03/15/07.....................         179
      30    Series 1221, Class I, 7.00%,
              03/15/07.....................          30
     982    Series 1314, Class L, 8.00%,
              07/15/07.....................         984
      27    Series 1338, Class Q, PO,
              10/15/05.....................          27
     169    Series 1343, Class LA, 8.00%,
              05/03/08.....................         176
      82    Series 1386, Class E, IF,
              9.38%, 10/15/07..............          82
     138    Series 1389, Class PS, IF,
              10.77%, 11/19/05.............         143
     207    Series 1417, Class FA, FRN,
              3.31%, 09/02/06..............         206
      57    Series 1424, Class F, FRN,
              3.07%, 07/10/08..............          56
   1,106    Series 1445, Class L, 7.00%,
              12/15/05.....................       1,133
     900    Series 1480, Class LZ, 7.50%,
              03/30/06.....................         936
      27    Series 1515, Class SA,
              IF,8.61%, 05/08/07...........          28
     808    Series 1539, Class PL, 6.50%,
              05/15/08.....................         818
     538    Series 1550, Class SC, IF,
              10.00%, 07/15/08.............         561
     373    Series 1565, Class G, 6.00%,
              08/13/06.....................         380
      43    Series 1575, Class SA, IF,
              9.75%, 08/15/08..............          45

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 118

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      67    Series 1580, Class P, 6.50%,
              09/17/05.....................          68
      11    Series 159, Class H, 4.50%,
              02/24/08.....................          11
      79    Series 16, Class D, 10.00%,
              10/15/19.....................          79
      38    Series 1604, Class MB, IF,
              11.06%, 11/15/08.............          40
     728    Series 1606, Class H, 6.00%,
              10/31/05.....................         742
     233    Series 1610, Class PM, 6.25%,
              07/16/05.....................         235
     464    Series 1612, Class PH, 6.00%,
              06/06/06.....................         474
      34    Series 1612, Class SD, IF,
              11.63%, 03/21/06.............          36
      46    Series 1614, Class J, 6.25%,
              11/15/22.....................          46
      35    Series 1625, Class SG, IF,
              11.35%, 10/15/05.............          36
     887    Series 1626, Class PT, 6.00%,
              12/14/08.....................         906
     193    Series 1641, Class FA, FRN,
              4.20%, 10/04/08..............         196
      77    Series 1655, Class HB, 6.50%,
              10/15/08.....................          77
      77    Series 1659, Class TZ, 6.75%,
              12/20/05.....................          78
     268    Series 1673, Class H, 6.00%,
              12/17/05.....................         271
   1,855    Series 1688, Class J, 6.00%,
              12/15/13.....................       1,890
     135    Series 1693, Class H, 6.00%,
              01/09/06.....................         136
     100    Series 17, Class I, 9.90%,
              10/15/19.....................         100
     610    Series 1701, Class PH, 6.50%,
              03/15/09.....................         626
     468    Series 1702, Class TJ, 7.00%,
              02/14/08.....................         489
     583    Series 1754, Class Z, 8.50%,
              05/20/06.....................         610
   1,348    Series 1779, Class Z, 8.50%,
              04/15/25.....................       1,373
      34    Series 1807, Class G, 9.00%,
              09/26/07.....................          36
      57    Series 1838, Class H, 6.50%,
              12/31/05.....................          58
      17    Series 189, Class D, 6.50%,
              01/01/08.....................          17

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      72    Series 2, Class Z, 9.30%,
              03/15/19.....................          78
     151    Series 23, Class F, 9.60%,
              03/15/08.....................         151
     305    Series 2353, Class VA, 6.50%,
              06/15/12.....................         306
      55    Series 2496, Class B, 5.50%,
              11/15/15.....................          56
      92    Series 2497, Class GD, 5.50%,
              06/25/06.....................          92
     212    Series 2497, Class UG, 5.50%,
              05/15/15.....................         213
     320    Series 2512, Class PX, 5.00%,
              07/17/05.....................         321
      84    Series 26, Class F, 9.50%,
              02/15/20.....................          84
     173    Series 2668, Class AD, 4.00%,
              09/26/07.....................         172
   2,126    Series 2780, Class YP, 7.50%,
              06/09/08.....................       2,284
      20    Series 81, Class A, 8.13%,
              02/02/08.....................          20
      66    Series 85, Class C, 8.60%,
              01/24/07.....................          66
      70    Series 99, Class Z, 9.50%,
              04/06/08.....................          70
            Federal Home Loan Mortgage
              Corp. -- Government National
              Mortgage Association
   2,132    Series 31, Class Z, 8.00%,
              07/20/06.....................       2,356
     587    Series 56, Class Z, 7.50%,
              09/20/26.....................         615
            Federal National Mortgage
              Association
      62    Series 1988-13, Class C, 9.30%,
              03/15/07.....................          68
      56    Series 1988-15, Class A, 9.00%,
              01/10/08.....................          60
      68    Series 1988-16, Class B, 9.50%,
              05/09/07.....................          74
      54    Series 1988-7, Class Z, 9.25%,
              03/20/08.....................          58
      37    Series 1989-2, Class D, 8.80%,
              01/28/07.....................          40
     134    Series 1989-27, Class Y, 6.90%,
              12/23/07.....................         138
      33    Series 1989-54, Class E, 8.40%,
              01/12/07.....................          36
      32    Series 1989-66, Class J, 7.00%,
              09/05/07.....................          33

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      24    Series 1989-70, Class G, 8.00%,
              11/15/07.....................          26
     555    Series 1989-72, Class E, 9.35%,
              02/01/07.....................         612
      68    Series 1989-89, Class H, 9.00%,
              05/17/07.....................          74
      35    Series 1989-96, Class H, 9.00%,
              12/25/19.....................          38
      65    Series 1990-106, Class J,
              8.50%, 09/25/20..............          70
      24    Series 1990-109, Class J,
              7.00%, 03/13/08..............          25
      79    Series 1990-111, Class Z,
              8.75%, 09/25/20..............          84
      36    Series 1990-117, Class E,
              8.95%, 09/17/06..............          39
      32    Series 1990-12, Class G, 4.50%,
              03/05/08.....................          32
      38    Series 1990-123, Class G,
              7.00%, 01/04/08..............          40
      38    Series 1990-132, Class Z,
              7.00%, 01/21/07..............          40
   1,439    Series 1990-137, Class X,
              9.00%, 12/25/20..............       1,607
     920    Series 1990-19, Class G, 9.75%,
              02/25/20.....................       1,010
     126    Series 1990-58, Class J, 7.00%,
              02/07/07.....................         133
     121    Series 1990-61, Class H, 7.00%,
              06/25/20.....................         127
      44    Series 1990-7, Class B, 8.50%,
              04/07/07.....................          47
      45    Series 1991-114, Class C,
              8.50%, 09/25/06..............          46
     160    Series 1991-130, Class C,
              9.00%, 09/25/21..............         173
      13    Series 1991-53, Class J, 7.00%,
              12/13/07.....................          13
      64    Series 1991-72, Class G, 8.00%,
              07/25/06.....................          65
     927    Series 1992-138, Class G,
              7.50%, 08/25/22..............         948
      58    Series 1992-18, Class HC,
              7.50%, 03/25/07..............          59
     361    Series 1992-68, Class M, 8.00%,
              05/25/07.....................         370
     798    Series 1992-81, Class ZB,
              8.50%, 01/22/06..............         838
      14    Series 1992-96, Class B, PO,
              01/12/08.....................          12

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      73    Series 1993-10, Class PH,
              6.50%, 12/25/07..............          73
     581    Series 1993-101, Class PJ,
              7.00%, 06/25/08..............         596
   3,588    Series 1993-129, Class H,
              6.50%, 07/22/05..............       3,678
     560    Series 1993-134, Class H,
              6.50%, 08/24/08..............         579
      89    Series 1993-140, Class H,
              6.50%, 03/25/13..............          90
   1,447    Series 1993-154, Class H,
              6.00%, 05/13/06..............       1,477
      25    Series 1993-165, Class SN, IF,
              11.16%, 09/25/23.............          27
      79    Series 1993-170, Class K,
              6.25%, 07/25/08..............          80
      23    Series 1993-192, Class SC, IF,
              7.96%, 06/15/06..............          23
      46    Series 1993-196, Class FA, FRN,
              3.41%, 03/16/06..............          46
      37    Series 1993-204, Class VD,
              5.95%, 06/25/06..............          37
     500    Series 1993-220, Class PJ,
              6.00%, 11/07/08..............         523
      16    Series 1993-225, Class MC, PO,
              02/14/06.....................          15
      23    Series 1993-231, Class SB, IF,
              9.44%, 09/06/06..............          24
       1    Series 1993-233, Class SC, IF,
              9.71%, 12/25/08..............           1
     194    Series 1993-235, Class G, PO,
              11/27/08.....................         172
   1,000    Series 1993-68, Class PL,
              7.00%, 08/11/06..............       1,028
     643    Series 1993-71, Class PH,
              6.50%, 05/24/08..............         658
     576    Series 1993-78, Class H, 6.50%,
              07/05/06.....................         590
     670    Series 1994-1, Class K, 6.50%,
              06/25/13.....................         676
     158    Series 1994-12, Class C, 6.25%,
              11/11/05.....................         159
      50    Series 1994-20, Class Z, 6.50%,
              11/09/05.....................          51
     259    Series 1994-32, Class Z, 6.50%,
              11/20/05.....................         264
     299    Series 1994-33, Class H, 6.00%,
              03/24/09.....................         306
      16    Series 1994-41, Class PJ,
              6.50%, 06/25/23..............          16

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 120

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
   1,575    Series 1994-62, Class PH,
              6.90%, 11/25/23..............       1,613
   2,495    Series 1994-7, Class PG, 6.50%,
              01/25/09.....................       2,565
   2,894    Series 1995-13, Class D, 6.50%,
              08/04/05.....................       2,968
     251    Series 1995-13, Class K, 6.50%,
              10/25/08.....................         257
      41    Series 1995-23, Class OB, PO,
              11/25/05.....................          40
     367    Series 1997-42, Class PB,
              7.50%, 03/18/12..............         371
      15    Series 1997-46, Class PN,
              6.50%, 08/27/06..............          16
      48    Series 1997-55, Class B, 7.00%,
              01/15/07.....................          49
       6    Series 1997-67, Class GA,
              4.00%, 01/25/06..............           6
      22    Series 1999-19, Class TD,
              6.50%, 04/25/13..............          22
     195    Series 2001-4, Class EP, PO,
              03/25/28.....................         192
   1,469    Series 2001-61, Class VA,
              7.00%, 06/25/06..............       1,513
   1,466    Series 2001-69, Class VA,
              5.50%, 02/03/08..............       1,511
     248    Series 2001-7, Class PQ, 6.00%,
              07/02/05.....................         251
      52    Series G-11, Class Z, 8.50%,
              05/25/21.....................          57
      28    Series G-22, Class ZT, 8.00%,
              11/19/07.....................          30
      75    Series G-41, Class PT, 7.50%,
              10/25/21.....................          78
     101    Series G92-35, Class E, 7.50%,
              04/24/06.....................         107
      51    Series G92-40, Class ZC, 7.00%,
              07/25/22.....................          54
     516    Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................         559
     112    Series G92-54, Class ZQ, 7.50%,
              08/02/05.....................         119
            Federal National Mortgage
              Association STRIPS
     843    Series 108, Class 1, PO,
              07/31/07.....................         770
     141    Series 25, Class 1, IO, 6.00%,
              04/16/06.....................         144
      10    Series 268, Class 2, IO, 9.00%,
              04/23/08.....................           2

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
      36    Series B, Class 1, IO, 6.00%,
              05/01/09.....................          36
      19    Federal National Mortgage
              Association Whole Loan Series
              1995, Class W3A, 9.00%,
              08/28/07.....................          21
            Government National Mortgage
              Association
     395    Series 1997-12, Class D, 7.50%,
              09/20/27.....................         406
   2,214    Series 2002-71, Class VJ,
              6.00%, 09/11/07..............       2,257
     909    Series 2003-95, Class BJ,
              5.50%, 07/20/16..............         913
      75    Vendee Mortgage Trust Series
              1994-3C, Class 3, 9.78%,
              06/10/06.....................          82
                                             ----------
                                                 57,219
                                             ----------
Non-Agency (0.6%):
     626    ABN Amro Mortgage Corp. Series
              2003-7, Class A3, 4.50%,
              01/25/09.....................         620
     800    Bear Stearns Commercial
              Mortgage Securities Series
              2004-T16, Class A2, 3.70%,
              06/11/08.....................         790
     172    Citicorp Mortgage Securities,
              Inc. Series 1994-3, Class A4,
              6.50%, 02/25/24..............         173
     385    Commercial Mortgage Acceptance
              Corp. Series 1998-C2, Class
              A2, 6.03%, 04/22/07..........         400
      93    GMAC Mortgage Corp. Loan Trust
              Series 2003-J1, Class A3,
              5.25%, 03/25/18..............          94
     122    Impac CMB Trust Series 2003-3,
              Class M1, FRN, 4.16%,
              06/10/07.....................         123
      43    Kidder Peabody Mortgage Assets
              Trust Series A, Class A1,
              6.50%, 09/22/08..............          44
   2,835    MASTR Asset Securitization
              Trust Series 2003-4, Class
              2A2, 5.00%, 05/25/18.........       2,858
      26    Merrill Lynch Trust Series 44,
              Class G, 9.00%, 12/24/07.....          26
            Paine Webber CMO Trust
       8    Series J, Class 3, 8.80%,
              12/06/05.....................           8
      36    Series L, Class 4, 8.95%,
              02/10/07.....................          38

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
   1,000    Residential Accredit Loans,
              Inc. Series 2003-QR24, Class
              A7, 4.00%, 04/08/10..........         969
      37    Salomon Brothers Mortgage
              Securities VII Series
              2000-UP1, Class A2, 8.00%,
              04/21/06.....................          38
      19    Structured Mortage Asset
              Residential Trust Series
              1993-2A, Class AE, 7.60%,
              11/19/05.....................          20
                                             ----------
                                                  6,201
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $62,114)                               63,420
                                             ----------
CORPORATE BONDS (27.0%):
Airlines (0.3%):
     756    American Airlines, Inc. FRN,
              4.07%, 03/20/07..............         759
   1,194    Southwest Airlines Co. Series
              2001-1 5.10%, 01/16/06.......       1,199
   1,229    United AirLines, Inc. Series
              2001-1, 6.20%, 09/01/08 (c)
              (d)..........................       1,170
                                             ----------
                                                  3,128
                                             ----------
Automobiles (0.4%):
     570    American Honda Finance Corp
              3.85%, 11/06/08 (e)..........         565
   4,000    Daimler Chrysler NA Holding
              Corp. 4.05%, 06/04/08 (c)....       3,939
                                             ----------
                                                  4,504
                                             ----------
Capital Markets (4.7%):
            Bear Stearns Cos., Inc. (The)
   5,000    3.00%, 03/30/06 (c)............       4,968
   2,975    4.00%, 01/31/08................       2,962
     610    6.75%, 12/15/07................         645
     600    7.00%, 03/01/07................         627
   1,115    Credit Suisse First Boston USA,
              Inc. 4.70%, 06/01/09 (c).....       1,133
   5,800    Credit Suisse First Boston,
              Inc. 7.75%, 05/15/06 (e).....       5,984
     551    Donaldson Lufkin & Jenrette,
              Inc. 6.90%, 10/01/07.........         581
            Goldman Sachs Group LP
   2,700    6.75%, 02/15/06 (e)............       2,745
   1,100    7.20%, 03/01/07 (e)............       1,151
            Goldman Sachs Group, Inc.
   2,000    3.88%, 01/15/09................       1,973
   2,000    6.65%, 05/15/09................       2,166
     500    Series A, 6.50%,
              02/25/09 (e).................         535
            Lehman Brothers Holdings, Inc.
   1,385    6.63%, 02/05/06................       1,406

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Capital Markets, continued:
   1,000    8.25%, 06/15/07................       1,077
     941    8.50%, 05/01/07................       1,013
            Lehman Brothers, Inc.
   1,000    6.63%, 02/15/08................       1,059
   4,920    7.38%, 01/15/07................       5,153
   1,267    7.63%, 06/01/06................       1,305
            Merrill Lynch & Co., Inc.
     244    6.25%, 01/15/06................         247
   1,058    7.00%, 03/15/06 (c)............       1,079
   2,000    7.01%, 04/10/06................       2,045
   2,058    Class B, 8.00%, 06/01/07.......       2,213
   3,850    Morgan Stanley 5.80%,
              04/01/07 (c).................       3,957
            Morgan Stanley Group, Inc.
     515    6.88%, 03/01/07................         538
   1,500    8.33%, 01/15/07................       1,596
            National Rural Utilities
              Cooperative Finance Corp.
     465    3.25%, 10/01/07 (c)............         455
     645    6.00%, 05/15/06................         657
   1,000    7.30%, 09/14/06................       1,038
            TIAA Global Markets, Inc.
     450    4.13%, 11/15/07 (e)............         450
   2,495    5.00%, 03/01/07 (e)............       2,530
                                             ----------
                                                 53,288
                                             ----------
Commercial Banks (5.9%):
            Bank of America Corp.
   2,400    6.50%, 03/15/06................       2,442
     235    Class E, 7.13%, 04/30/06.......         241
            BankAmerica Corp.
   2,926    6.20%, 02/15/06................       2,966
     685    6.63%, 08/01/07................         717
     362    6.63%, 10/15/07................         381
     477    7.13%, 05/01/06................         488
   1,790    7.13%, 03/01/09................       1,958
   7,045    7.20%, 04/15/06................       7,203
     103    Bankers Trust Corp. Series A,
              6.70%, 10/01/07..............         109
   2,300    Banponce Corp. 6.75%,
              12/15/05.....................       2,325
            Bayerische Landesbank/New York
              (Germany)
   1,000    2.50%, 03/30/06................         990
   1,050    Series YDPN, 5.88%, 12/01/08...       1,113
     500    BB&T Corp. 7.25%, 06/15/07.....         529
   1,000    First Bank National Association
              SUB, 7.30%, 08/15/05.........       1,004
            FleetBoston Financial Corp.
     470    6.50%, 03/15/08................         497
   1,930    7.13%, 04/15/06................       1,976

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 122

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Commercial Banks, continued:
     501    7.25%, 09/15/05................         504
     250    8.63%, 01/15/07................         266
     700    HBOS plc (United Kingdom)
              3.13%, 01/12/07 (e)..........         692
     660    HSBC Bank USA NA 7.00%,
              11/01/06.....................         683
            KEY Bank NA
   1,500    7.13%, 08/15/06................       1,547
   1,465    7.55%, 09/15/06................       1,521
   2,000    Series I, 7.13%, 08/15/06......       2,063
            Keycorp
     860    6.75%, 03/15/06................         876
   1,000    7.50%, 06/15/06................       1,030
   3,850    Series G 3.05%, 11/22/06.......       3,790
   5,000    M&I Marshall & Ilsley Bank
              3.80%, 02/08/08..............       4,960
   1,380    Marshall & Ilsley Corp. Series
              E, 5.75%, 09/01/06...........       1,407
     300    Mellon Bank NA 7.00%,
              03/15/06.....................         306
     540    National City Bank of Indiana
              2.38%, 08/15/06..............         530
   2,800    Royal Bank of Canada (Canada)
              3.88%, 05/04/09..............       2,783
     750    Sovran Financial Corp. 9.25%,
              06/15/06.....................         780
            Suntrust Bank
     520    2.50%, 11/01/06................         508
   2,250    7.25%, 09/15/06................       2,323
   3,000    US Bank NA 3.70%, 08/01/07.....       2,984
   4,766    Wachovia Corp. 7.50%,
              07/15/06.....................       4,919
            Wells Fargo & Co.
   3,921    7.13%, 08/15/06................       4,054
   2,000    Series G, 6.88%, 08/08/06......       2,058
                                             ----------
                                                 65,523
                                             ----------
Commercial Services & Supplies (0.0%): (g)
     200    RR Donnelley & Sons Co. 6.56%,
              07/05/05.....................         200
                                             ----------
Consumer Finance (3.1%):
     320    American Express Credit Corp.
              SUB, 7.45%, 08/10/05 (c).....         321
            American General Finance Corp.
     120    Series H, 3.00%, 11/15/06......         118
     500    Series H, 4.50%,
              11/15/07 (c).................         501
            Beneficial Corp.
   1,000    Series H, 6.94%, 12/15/06......       1,028
     500    Series H, 7.00%, 02/12/07......         517
     940    CitiFinancial 6.13%,
              12/01/05.....................         949

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Consumer Finance, continued:
            Ford Motor Credit Co.
   2,000    6.46%, 12/27/05................       2,007
   2,050    6.50%, 02/15/06................       2,066
   2,800    6.50%, 01/25/07................       2,820
   4,000    6.88%, 02/01/06................       4,040
            HSBC Finance Corp.
   1,400    3.38%, 02/21/06................       1,396
   3,000    6.50%, 01/24/06................       3,043
     506    6.88%, 03/01/07................         527
   1,000    7.20%, 07/15/06................       1,031
   1,975    7.25%, 05/15/06................       2,028
   1,400    International Lease Finance
              Corp. 4.50%, 05/01/08 (c)....       1,406
   3,450    John Deere BV (Netherlands)
              5.88%, 04/06/06..............       3,499
            John Deere Capital Corp.
   3,500    3.88%, 03/07/07................       3,488
     435    6.85%, 03/15/06................         444
   1,800    Series D, 3.63%,
              05/25/07 (c).................       1,784
     450    Series D, 5.50%, 09/01/06......         457
   1,300    SLM Corp. Series A, 3.50%,
              09/30/06.....................       1,287
                                             ----------
                                                 34,757
                                             ----------
Diversified Financial Services (8.2%):
   3,075    AIG SunAmerica Global Financing
              IV 5.85%, 02/01/06 (e).......       3,105
  10,000    AIG SunAmerica Global Financing
              IX 5.10%, 01/17/07 (e).......      10,124
   1,000    AIG SunAmerica Global Financing
              VII 5.85%, 08/01/08 (e)......       1,042
            Associates Corp. of N. America
     340    8.55%, 07/15/09................         394
   1,975    Series H, 7.50%, 05/10/06......       2,033
   4,000    Caterpillar Financial Services
              Corp. 3.80%, 02/08/08 (c)....       3,963
            CIT Group, Inc.
   1,600    4.13%, 02/21/06................       1,603
   1,500    6.50%, 02/07/06................       1,523
            Citicorp, Inc.
   5,000    7.04%, 04/25/06................       5,117
   1,154    7.13%, 05/15/06................       1,183
   2,365    7.75%, 06/15/06................       2,442
     575    Series C, 6.75%, 08/15/05......         577
     441    Series C, 6.75%, 10/15/07......         467
     545    Series C, 7.00%, 07/01/07......         577
            Citigroup, Inc.
     374    5.75%, 05/10/06................         380
     710    8.63%, 02/01/07................         759
            General Electric Capital Corp.
     950    8.30%, 09/20/09................       1,096

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Diversified Financial Services, continued:
   2,000    8.63%, 06/15/08................       2,233
   2,182    8.75%, 05/21/07................       2,363
   2,217    8.85%, 03/01/07................       2,377
   2,800    Series A, 3.50%,
              05/01/08 (c).................       2,755
   2,000    Series A, 4.25%, 01/15/08......       2,008
   2,000    Series A, 5.00%, 02/15/07......       2,031
   3,000    Series A, 5.00%, 06/15/07......       3,051
   3,300    Series A, 8.70%, 03/01/07......       3,532
   4,150    Series A, SUB, 8.13%,
              04/01/08.....................       4,562
            General Motors Acceptance Corp.
   2,000    6.13%, 01/22/08 (c)............       1,936
   1,750    6.75%, 01/15/06................       1,764
            John Hancock Global Funding II
   1,000    3.50%, 01/30/09 (e)............         975
     168    5.63%, 06/27/06 (e)............         170
            MassMutual Global Funding II
   3,765    3.25%, 06/15/07 (c) (e)........       3,706
   1,000    5.08%, 03/05/07 (e)............       1,021
   1,000    MBIA Global Funding LLC 2.88%,
              11/30/06 (e).................         981
   4,000    New York Life Global Funding
              3.88%, 01/15/09 (e)..........       3,968
   2,100    Pitney Bowes Credit Corp.
              5.75%, 08/15/08 (c)..........       2,216
            Pricoa Global Funding I
   1,510    3.90%, 12/15/08 (e)............       1,493
   3,000    4.35%, 06/15/08 (e)............       3,011
            Principal Life Global Funding I
   1,000    5.13%, 06/28/07 (c) (e)........       1,015
     310    6.13%, 03/01/06 (e)............         314
            USAA Capital Corp.
     175    Series B, 4.64%,
              12/15/09 (e).................         177
     465    Series B, 5.59%,
              12/20/06 (e).................         475
     985    Series B, 7.05%,
              11/08/06 (e).................       1,023
            Wells Fargo Financial, Inc.
   4,900    6.13%, 02/15/06 (c)............       4,961
   1,900    6.85%, 07/15/09................       2,108
     242    7.20%, 05/01/07................         257
                                             ----------
                                                 92,868
                                             ----------
Diversified Telecommunication Services (0.3%):
   1,500    SBC Communications Capital
              Corp. Series D, 6.79%,
              07/13/07.....................       1,570
   1,050    SBC Communications, Inc. 5.75%,
              05/02/06.....................       1,065
     500    Southwestern Bell Telephone
              Series C, 5.95%, 10/15/07....         517
     500    Sprint Capital Corp. 6.00%,
              01/15/07 (c).................         513
                                             ----------
                                                  3,665
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Electric Utilities (0.4%):
     500    Constellation Energy Group,
              Inc. 6.13%, 09/01/09.........         532
   3,000    Duke Energy Corp. 4.20%,
              10/01/08 (c).................       2,989
     750    Ohio Valley Electric Corp.
              5.94%, 02/12/06 (e)..........         759
                                             ----------
                                                  4,280
                                             ----------
Food & Staples Retailing (0.4%):
            Kroger Co. (The)
     250    7.63%, 09/15/06................         260
     225    8.15%, 07/15/06................         234
     850    Safeway, Inc. 3.80%,
              08/15/05 (c).................         849
   3,700    Wal-Mart (Canada) 5.58%,
              05/01/06 (e).................       3,751
                                             ----------
                                                  5,094
                                             ----------
Food Products (0.3%):
            General Mills, Inc.
   1,000    9.14%, 12/15/05................       1,021
   1,500    Series B, 8.13%, 11/20/06......       1,578
   1,000    Sara Lee Corp. Series C, 6.30%,
              11/07/05.....................       1,006
                                             ----------
                                                  3,605
                                             ----------
Insurance (0.7%):
            ASIF Global Financing
   1,185    2.50%, 01/30/07 (e)............       1,154
     900    3.90%, 10/22/08 (e)............         883
   1,000    Jackson National Life Global
              Funding 3.50%,
              01/22/09 (e).................         972
            Monumental Global Funding II
     125    3.45%, 11/30/07 (e)............         124
     650    6.05%, 01/19/06 (e)............         657
   1,000    Monumental Global Funding III
              5.20%, 01/30/07 (e)..........       1,018
   1,085    Pacific Life Global Funding
              3.75%, 01/15/09 (e)..........       1,069
   2,000    Protective Life US Funding
              Trust 5.88%, 08/15/06 (e)....       2,029
     400    Travelers Property Casualty
              Corp. 6.75%, 11/15/06........         413
                                             ----------
                                                  8,319
                                             ----------
IT Services (0.1%):
   1,200    First Data Corp. 3.90%,
              10/01/09.....................       1,181
                                             ----------
Machinery (0.0%): (g)
     247    Caterpillar, Inc. 9.00%,
              04/15/06.....................         256
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 124

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Media (0.2%):
     350    Time Warner, Inc. 8.11%,
              08/15/06.....................         364
     480    Lenfest Communications, Inc.
              8.38%, 11/01/05..............         487
     100    Tele-Communications-TCI Group
              7.25%, 08/01/05..............         100
     945    Walt Disney Co. Series B,
              6.75%, 03/30/06..............         964
                                             ----------
                                                  1,915
                                             ----------
Oil, Gas & Consumable Fuels (0.3%):
     282    Union Oil Co. of California
              6.50%, 05/01/08..............         299
   1,000    Union Texas Petroleum Holdings,
              Inc. 8.50%, 04/15/07.........       1,072
   2,680    USX Corp. Consolidated 6.65%,
              02/01/06.....................       2,721
                                             ----------
                                                  4,092
                                             ----------
Paper & Forest Products (0.3%):
     690    International Paper Co. 4.25%,
              01/15/09 (c).................         681
     500    Weyerhaeuser Co. 6.43%,
              07/12/05.....................         500
            Willamette Industries, Inc.
     750    Series C, 6.45%, 06/18/09......         796
   1,000    Series C, 6.45%, 07/14/09......       1,066
                                             ----------
                                                  3,043
                                             ----------
Road & Rail (0.1%):
   1,440    Burlington Northern Santa Fe
              Corp. 6.13%, 03/15/09 (c)....       1,529
     200    Consolidated Rail Corp. 7.48%,
              07/01/05.....................         200
                                             ----------
                                                  1,729
                                             ----------
Supranational (0.0%): (g)
     544    International Bank for
              Reconstruction and
              Development (Supranational)
              Zero Coupon, 08/15/08........         477
                                             ----------
Telecommunication Services (0.3%):
   2,870    GTE Co. Series PA-892, Rev.,
              VAR, 6.46%, 04/15/08.........       3,004
                                             ----------
Thrifts & Mortgage Finance (1.0%):
   4,365    American Savings Bank 6.63%,
              02/15/06 (e).................       4,398
            Countrywide Home Loans, Inc.
   1,788    Series E, 6.94%, 07/16/07......       1,874
     120    Series E, 7.20%, 10/30/06......         125
   2,889    Series K, 5.50%, 02/01/07......       2,946
            Golden State Bancorp, Inc.
     443    10.00%, 10/01/06...............         473
            Washington Mutual, Inc.

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Thrifts & Mortgage Finance, continued:
   1,820    4.20%, 01/15/10 (c)............       1,805
     300    5.63%, 01/15/07................         307
                                             ----------
                                                 11,928
                                             ----------
  Total Corporate Bonds (Cost $308,380)         306,856
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (3.4%):
            Federal Home Loan Mortgage
              Corp. Conventional Pools
      11    7.50%, 05/01/08................          11
   3,262    8.00%, 07/01/05-06/01/14.......       3,337
     258    8.25%, 08/23/05-03/01/08.......         268
     255    8.50%, 07/10/05-11/01/19.......         266
     764    8.75%, 07/15/05-10/04/05.......         787
      60    9.00%, 03/16/06-11/01/09.......          62
      34    ARM, 4.01%, 05/29/08...........          34
     438    ARM, 4.39%, 10/10/05...........         451
     245    ARM, 4.58%, 11/21/06...........         247
     503    ARM, 4.59%, 01/25/07...........         514
      29    ARM, 6.29%, 12/11/07...........          29
            Federal Home Loan Mortgage
              Corp. Gold Pool
      67    5.50%, 10/27/05-09/01/06.......          68
     317    6.00%, 09/10/05-01/01/19.......         327
     395    6.25%, 09/15/05................         403
   1,152    6.50%, 07/03/05-07/01/19.......       1,199
   1,940    7.00%, 09/30/10................       2,028
   2,674    7.50%, 07/03/05-07/01/17.......       2,827
     983    8.00%, 07/21/05-12/01/10.......       1,045
     600    8.50%, 01/01/06-11/01/15.......         614
       5    9.00%, 12/01/05-12/30/05.......           6
            Federal National Mortgage
              Association Conventional
              Pools
   3,421    5.00%, 08/16/05-08/01/34.......       3,481
   1,684    6.00%, 10/20/05-07/01/19.......       1,738
   5,908    6.50%, 08/22/05-04/01/19.......       6,139
   1,187    7.00%, 07/10/05-03/01/15.......       1,245
   2,167    7.50%, 07/12/05-01/31/11.......       2,257
   1,557    8.00%, 07/01/05-12/01/30.......       1,642
     876    8.50%, 12/01/05-06/01/10.......         928
     466    9.00%, 08/30/05-03/01/12.......         509
     140    9.50%, 06/22/07-12/01/09.......         154
      64    10.00%, 11/23/08...............          72
      93    ARM, 3.31%, 07/25/08...........          94
      82    ARM, 4.12%, 07/03/06...........          84
     213    ARM, 4.20%, 08/14/05...........         216
      27    ARM, 4.22%, 06/28/08...........          27
       9    ARM, 4.32%, 10/01/27...........          10
      14    ARM, 4.60%, 06/19/08...........          15
      65    ARM, 4.86%, 01/12/08...........          66
      33    ARM, 4.94%, 08/01/19...........          33
     166    ARM, 5.18%, 06/01/27...........         170

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
            Government National Mortgage
              Association Various Pools
     194    6.00%, 10/14/07-04/15/14.......         202
     772    6.50%, 09/28/05-07/15/09.......         794
      64    7.00%, 11/08/05-03/15/07.......          67
      80    7.50%, 12/02/07................          86
     390    8.00%, 08/20/05-09/20/26.......         415
     260    8.50%, 11/13/05-10/04/08.......         285
     425    9.00%, 09/26/05-09/15/24.......         446
   1,584    9.50%, 07/15/20-12/15/25.......       1,762
     139    12.00%, 03/22/07...............         160
     269    ARM, 3.38%,
              10/19/05-04/20/18............         273
      66    ARM, 3.75%,
              06/21/06-08/18/07............          67
      32    ARM, 4.00%, 05/23/06...........          32
     448    ARM, 4.12%,
              08/29/05-11/20/15............         455
      15    ARM, 4.25%, 08/20/21...........          16
     292    ARM, 4.38%,
              07/11/07-01/20/26............         295
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $37,490)                               38,758
                                             ----------
U.S. GOVERNMENT AGENCY SECURITIES (28.1%):
            Federal Farm Credit Bank
     225    5.79%, 03/15/06................         228
   3,500    6.05%, 12/07/05................       3,537
            Federal Home Loan Bank System
   4,000    2.35%, 01/16/07................       3,913
   8,000    2.38%, 02/15/06................       7,935
  11,000    2.50%, 03/30/06 (c)............      10,900
  20,000    2.75%, 05/15/06 (c)............      19,829
  14,000    2.88%, 09/15/06................      13,849
   2,000    2.88%, 02/15/07 (c)............       1,970
   4,000    3.00%, 01/08/08................       3,917
  30,000    3.00%, 05/15/06 (c)............      29,807
   5,000    3.50%, 08/15/06................       4,984
     100    6.03%, 01/30/08................         105
     125    6.32%, 02/21/06................         127
     835    6.67%, 06/23/06................         858
            Federal Home Loan Mortgage
              Corp.
     125    2.37%, 09/27/07................         125
   6,000    2.88%, 05/15/07 (c)............       5,901
   4,000    3.00%, 01/22/08................       3,916
   1,200    3.00%, 09/18/07................       1,179
   1,704    4.35%, 11/21/06................       1,717
  20,000    5.50%, 07/15/06................      20,347
     750    SUB, 3.13%, 02/09/07...........         742

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Securities, continued:
            Federal National Mortgage
              Association
  15,000    2.00%, 03/29/06................      14,809
     180    2.28%, 01/16/07................         176
  20,000    2.38%, 02/15/07 (c)............      19,561
   2,992    2.50%, 05/12/06................       2,960
  30,000    2.50%, 06/15/06................      29,645
     500    2.65%, 06/30/08................         482
  10,000    3.00%, 06/04/08................       9,751
   2,860    3.00%, 06/12/08................       2,788
  70,000    3.13%, 07/15/06 (c)............      69,584
  32,000    5.50%, 02/15/06................      32,347
   1,000    6.92%, 03/19/07................       1,051
                                             ----------
  Total U.S. Government Agency Securities
    (Cost $320,752)                             319,040
                                             ----------
U.S. TREASURY OBLIGATIONS (26.4%):
            U.S. Treasury Inflation Indexed
              Bonds
   2,456    3.38%, 01/15/07 (c)............       2,534
   1,204    3.63%, 01/15/08................       1,274
   3,559    3.88%, 01/15/09 (c)............       3,872
     983    4.25%, 01/15/10 (c)............       1,106
            U.S. Treasury Notes
  29,676    2.38%, 08/31/06 (c)............      29,273
  10,000    2.50%, 10/31/06 (c)............       9,858
  20,000    2.63%, 11/15/06 (c)............      19,737
  10,000    3.13%, 05/15/07 (c)............       9,905
  30,000    3.25%, 08/15/08 (c) (m)........      29,626
   8,000    3.63%, 04/30/07 (c)............       7,996
  53,000    4.38%, 05/15/07 (c)............      53,706
  22,000    5.63%, 05/15/08 (c)............      23,160
   5,000    6.13%, 08/15/07 (c)............       5,251
  22,785    6.50%, 10/15/06 (c)............      23,612
   7,000    6.63%, 05/15/07 (c)............       7,375
  56,500    6.88%, 05/15/06 (c) (m)........      58,120
  13,000    7.00%, 07/15/06 (c)............      13,450
                                             ----------
  Total U.S. Treasury Obligations (Cost
    $303,542)                                   299,855
                                             ----------
FOREIGN GOVERNMENT SECURITIES (0.5%):
   5,061    Government Trust Certificate
              (Turkey) Zero Coupon,
              05/15/06.....................       4,905
     400    Province of Ontario (Canada)
              6.00%, 02/21/06..............         405
     325    Province of Quebec (Canada)
              6.50%, 01/17/06..............         330
                                             ----------
  Total Foreign Government Securities (Cost
    $5,648)                                       5,640
                                             ----------
  Total Long Term Investments (Cost
    $1,115,810)                               1,111,255
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 126

JPMORGAN SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
SHORT-TERM INVESTMENTS 1.5%
Investment Company (1.5%)
  16,642    JPMorgan U.S. Government Money
              Market Fund (b)
  Total Short Term Investments (Cost
    $16,642)                                     16,642
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (23.4%):
Bank Notes (1.7%):
  10,000    U.S. Bank N.A. FRN, 3.19%,
              07/28/05.....................      10,000
  10,000    World Savings Bank FSB FRN,
              3.41%, 09/15/05..............      10,000
                                             ----------
                                                 20,000
                                             ----------
Certificates of Deposit (4.7%):
   9,994    Bank of New York 3.25%,
              08/02/05.....................       9,994
   5,000    Canadian Imperial Bank NY
              3.28%, 07/15/05..............       5,000
   7,900    Deutsche Bank N.Y. 3.60%,
              07/01/05.....................       7,900
  19,998    Fifth Third Bancorp. 3.30%,
              07/01/05.....................      19,998
  10,000    Natexis Banques Populaires
              (France) 3.62%, 07/01/05.....      10,000
                                             ----------
                                                 52,892
                                             ----------
Commercial Paper (1.0%):
  12,000    Goldman Sachs Group LP FRN,
              3.52%, 07/01/05..............      12,000
                                             ----------
Master Note (3.9%):
  15,000    Greenwich Capital Fin Products,
              Inc. FRN, 3.74%, 07/01/05....      15,000
  13,000    Lehman Brothers Holdings, Inc.
              FRN, 3.59%, 07/01/05.........      13,000
  16,000    Morgan Stanley, Inc. FRN,
              3.62%, 07/01/05..............      16,000
                                             ----------
                                                 44,000
                                             ----------
Medium Term Note (7.8%):
   7,500    CC USA, Inc. FRN, 3.60%,
              07/01/05.....................       7,500
  10,028    Eli Lilly & Co. FRN, 3.33%,
              08/24/05.....................      10,028
  10,000    General Electric Capital Corp.
              FRN, 3.58%, 07/01/05.........      10,000

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Note, continued:
   4,999    K2 (USA) LLC FRN, 3.37%,
              07/01/05.....................       4,999
  25,000    Lehman Brothers, Inc. FRN,
              3.62%, 07/01/05..............      25,000
   2,000    Lehman Brothers Holdings, Inc.
              FRN, 3.40%, 07/01/05.........       2,000
  10,000    Northern Rock Plc FRN, 3.28%,
              07/13/05.....................      10,000
            Sigma Finance, Inc.
   5,875    FRN, 3.59%, 07/01/05...........       5,875
   3,000    FRN, 3.61%, 07/01/05...........       2,999
  10,000    Wells Fargo & Co. FRN, 3.45%,
              07/01/05.....................      10,000
                                             ----------
                                                 88,401
                                             ----------
Repurchase Agreements (4.3%):
  38,495    Banc of America Securities,
              3.43%, dated 6/30/05, due
              7/1/05, repurchase price
              $38,498, collateralized by
              U.S. Government Agency
              Securities...................      38,495
   5,000    Deutsche Bank Securities, Inc.,
              3.50%, dated 6/30/05, due
              7/1/05, repurchase price
              $5,001, collateralized by
              Investment Grade Corporate
              Notes and Bonds..............       5,000
   5,000    Lehman Brothers, Inc., 3.46%,
              dated 6/30/05, due 7/1/05,
              repurchase price $5,001,
              collateralized by U.S.
              Government Agency
              Securities...................       5,000
                                             ----------
                                                 48,495
                                             ----------
  Total Investments Cash Collateral for
    Securities Loaned (Cost $265,788)           265,788
                                             ----------
TOTAL INVESTMENTS (122.7%):
  (Cost $1,398,240)                           1,393,685
LIABILITIES IN EXCESS OF OTHER ASSETS
(22.7%)                                        (258,058)
                                             ----------
NET ASSETS (100.0%):                         $1,135,627
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN TREASURY & AGENCY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS (96.7%):
U.S. GOVERNMENT AGENCY SECURITIES (29.1%):
            Federal Farm Credit Bank
    800     5.75%, 01/25/08..................       836
  3,000     5.83%, 02/11/08..................     3,144
    360     6.20%, 11/30/09..................       392
    500     6.27%, 01/26/16..................       575
    300     6.52%, 09/24/07..................       317
  1,720     6.82%, 03/16/09..................     1,889
    855     6.90%, 09/01/10..................       970
            Federal Home Loan Bank
 16,000     2.45%, 03/23/07..................    15,639
    250     5.49%, 12/22/08..................       263
  8,000     5.61%, 02/11/09..................     8,412
  5,000     5.75%, 05/15/12 (c)..............     5,478
  1,265     5.93%, 04/09/08..................     1,333
    675     6.20%, 06/02/09..................       727
  1,000     6.50%, 11/13/09..................     1,099
    100     7.03%, 07/14/09..................       111
    690     7.38%, 02/12/10..................       787
  1,555     Tennessee Valley Authority New
              Valley Generation I 7.30%,
              03/15/19.......................     1,848
                                               --------
  Total U.S. Government Agency Securities
    (Cost $42,950)                               43,820
                                               --------
U.S. TREASURY OBLIGATIONS (67.6%):
            U.S. Treasury Notes
 12,500     2.50%, 10/31/06 (c)..............    12,322
 14,010     5.75%, 11/15/05..................    14,134
  9,000     6.50%, 08/15/05 (c)..............     9,039
  3,730     6.63%, 05/15/07 (c)..............     3,930
                                               --------
                                                 39,425
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Treasury Obligations, continued:
            U.S. Treasury Bonds
 38,250     10.38%, 11/15/12 (c).............    43,995
 17,966     12.75%, 11/15/10.................    18,585
                                               --------
                                                 62,580
                                               --------
  Total U.S. Treasury Obligations (Cost
  $104,619)                                     102,005
                                               --------
  Total Long Term Investments (Cost $147,569)   145,825
                                               --------
SHORT-TERM INVESTMENTS (2.3%):
INVESTMENT COMPANY (2.3%):
  3,525     JPMorgan 100% U.S. Treasury
              Securities Money Market Fund
              (b)
Total Short Term Investments (Cost $3,525)        3,525
                                               --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (32.8%):
REPURCHASE AGREEMENT (32.8%):
 49,515     HSBC Securities, Inc., 3.45%,
              date 6/30/05, due 7/01/05,
              repurchase price $49,520,
              collateralized by U.S.
              Government Agency Securities
              and U.S. Treasury
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $49,515)             49,515
                                               --------
TOTAL INVESTMENTS (131.8%)
  (Cost $200,609)                               198,865
                                               --------
LIABILITIES IN EXCESS OF OTHER ASSETS (31.8%)   (48,032)
                                               --------
NET ASSETS (100.0%)                            $150,833
                                               ========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 128

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNT IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS (95.3%):
ASSET BACKED SECURITIES (20.2%):
    832     ABFS Mortgage Loan Trust Series
              1998-4, Class A2, FRN, 4.26%,
              01/25/30.....................         833
            ACE Securities Corp.
 11,710     Series 2001-HE1, Class M1, FRN,
              4.26%, 01/15/06..............      11,758
  4,529     Series 2002-HE3, Class M1, FRN,
              4.51%, 01/18/08..............       4,608
    653     Advanta Mortgage Loan Trust
              Series 1999-4, Class A, FRN,
              3.69%, 02/04/07..............         654
  2,014     Aegis Asset-Backed Securities
              Trust Series 2004-1, Class A,
              FRN, 3.66%, 06/02/07.........       2,018
  1,762     American Residential Home
              Equity Loan Trust Series
              1998-1, Class M1, FRN, 3.99%,
              03/21/07.....................       1,766
  5,000     AmeriCredit Automobile
              Receivables Trust Series
              2002-D, Class A4, 3.40%,
              05/06/06.....................       4,978
            Amortizing Residential
              Collateral Trust
    127     Series 2002-BC4, Class A, FRN,
              3.60%, 07/23/07..............         125
 10,000     Series 2002-BC6, Class M1, FRN,
              4.06%, 07/31/09..............      10,087
 10,378     Series 2002-BC9, Class M1, FRN,
              4.41%, 11/10/09..............      10,578
            Amresco Residential Securities
              Mtg Loan Trust
    763     Series 1997-1, Class M1A, FRN,
              3.65%, 02/19/07..............         763
  1,847     Series 1997-2, Class M1A, FRN,
              3.87%, 07/17/06..............       1,847
  6,673     Series 1998-1, Class M1A, FRN,
              3.96%, 06/06/07..............       6,673
  3,987     Series 1998-3, Class M1A, FRN,
              3.94%, 05/06/06..............       3,987
    403     Bank One Heloc Trust Series
              1999-1, Class A, FRN, 3.52%,
              08/23/05.....................         404
            Bayview Financial Acquisition
              Trust
    583     Series 1998-A, Class A, FRN,
              3.66%, 07/17/07..............         584
  1,914     Series 2002-CA, Class M1, FRN,
              4.06%, 12/03/07 (e)..........       1,917
  2,171     Series 2003-BA, Class A1, FRN,
              3.79%, 05/10/06 (e)..........       2,174

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
  8,430     Series 2003-F, Class A, FRN,
              3.82%, 02/26/07..............       8,460
            Bear Stearns Asset Backed
              Securities, Inc.
  8,990     Series 2003-SD1, Class A, FRN,
              3.76%, 11/19/08..............       9,012
 11,453     Series 2005-1, Class A, FRN,
              3.66%, 06/30/07..............      11,461
            Capital One Master Trust
  2,000     Series 2001-1, Class C, FRN,
              4.39%, 02/14/08 (e)..........       2,035
  5,000     Series 2002-4A, Class C, FRN,
              4.77%, 05/16/07 (e)..........       5,093
  5,000     Capital One Multi-Asset
              Execution Trust Series
              2002-B1, Class B1, FRN,
              3.90%, 09/15/05..............       5,003
    861     Cendant Mortgage Corp. Series
              2001-A, Class A2, FRN, 3.81%,
              01/25/32 (e).................         864
            Centex Home Equity
  3,000     Series 2002-A, Class MV1, FRN,
              4.16%, 03/14/07..............       3,013
    124     Series 2002-B, Class AV, FRN,
              3.57%, 10/28/06..............         124
            Chase Credit Card Master Trust
    250     Series 2000-3, Class B, FRN,
              3.57%, 10/15/05..............         250
  5,000     Series 2003-1, Class C, FRN,
              4.32%, 01/15/06..............       5,023
  1,931     Chase Funding Loan Acquisition
              Trust Series 2001-AD1, Class
              2M1, FRN, 4.16%, 03/30/07....       1,938
  8,000     Citibank Credit Card Issuance
              Trust Series 2002-C1, Class
              C1, FRN, 4.22%, 01/29/07.....       8,089
  1,211     Conseco Finance Series 2001-B,
              Class 1M1, 7.27%, 10/24/06...       1,233
            Countrywide Asset-Backed
              Certificates
  3,495     Series 2001-4, Class M1, FRN,
              4.16%, 09/23/06 (m)..........       3,497
  1,927     Series 2001-BC2, Class M1, FRN,
              3.96%, 12/08/05..............       1,927
    893     Series 2001-BC2, Class M2, FRN,
              4.31%, 08/11/07..............         893
    841     Series 2002-1, Class A, FRN,
              3.59%, 05/11/08..............         842
  5,000     Series 2002-3, Class M1, FRN,
              4.06%, 09/16/07..............       5,019

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
  1,176     Series 2002-BC1, Class A, FRN,
              3.64%, 04/25/32..............       1,177
  1,637     Series 2002-BC2, Class A, FRN,
              3.58%, 12/09/07..............       1,639
  3,244     Series 2003-BC2, Class 2A1,
              FRN, 3.61%, 07/10/07.........       3,251
 10,000     Series 2003-BC5, Class M1, FRN,
              4.01%, 06/04/08..............      10,062
  1,277     Countrywide Asset-Backed
              Certificates (Cayman Islands)
              Series 2001-4, Class A, FRN,
              3.65%, 04/25/32..............       1,277
            Countrywide Home Equity Loan
              Trust
  2,834     Series 2001-A, Class A, 3.46%,
              06/10/07.....................       2,835
 21,125     Series 2004-A, Class A, FRN,
              3.44%, 03/22/08..............      21,140
            Credit-Based Asset Servicing
              and Securitization
  1,371     Series 2003-CB4, Class AV1,
              FRN, 3.68%, 05/08/06.........       1,376
 10,000     Series 2004-CB2, Class AV3,
              FRN, 3.62%, 07/20/07.........      10,000
  3,000     Series 2004-CB2, Class M1, FRN,
              3.83%, 02/14/09..............       3,000
            Crown CLO
  5,000     Series 2002-1A, Class A2, FRN,
              3.70%, 01/22/07 (e)..........       4,999
  5,000     Series 2002-1A, Class C, FRN,
              5.15%, 01/22/08 (e)..........       5,016
            First Franklin Mortgage Loan
              Asset Backed Certificates
  2,264     Series 2002-FF1, Class M1, FRN,
              4.01%, 10/01/06..............       2,274
 20,000     Series 2002-FF4, Class M1, FRN,
              4.36%, 09/09/07..............      20,147
  2,000     First US.A. Credit Card Master
              Trust Series 1998-4, Class B,
              FRN, 3.56%, 07/19/05.........       2,000
            Fleet Commercial Loan Master
              LLC
  5,000     Series 2000-1A, Class B2, FRN,
              3.85%, 11/16/05 (e)..........       4,999
  4,500     Series 2002-1A, Class A2, FRN,
              3.62%, 08/16/07 (e)..........       4,517
  1,900     Series 2002-1A, Class C1, FRN,
              5.37%, 11/16/05 (e)..........       1,901
  5,000     Series 2003-1A, Class A2, FRN,
              3.62%, 08/15/08 (e)..........       5,019
            GMAC Mortgage Corp. Loan Trust
    353     Series 2002-GH, Class A, FRN,
              3.61%, 07/25/07..............         353

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
  8,000     Series 2002-HE, Class A3, FRN,
              3.59%, 08/26/07..............       8,035
    664     Home Equity Mortgage Trust
              Series 2004-1, Class A1, FRN,
              3.67%, 11/18/06..............         664
  9,709     Household Automotive Trust
              Series 2002-2, Class A4, FRN,
              3.54%, 01/19/06..............       9,725
  3,000     Household Private Label Credit
              Card Master Note Trust I
              Series 2002-3, Class B, FRN,
              4.47%, 11/15/05..............       3,009
  4,833     Irwin Home Equity Series
              2004-1, Class 1A1, FRN,
              3.63%, 01/20/07..............       4,840
    804     Lehman Home Equity Loan Trust
              Series 1998-1, Class A1,
              7.00%, 05/25/28..............         802
  3,140     Long Beach Mortgage Loan Trust
              Series 2003-3, Class A, FRN,
              3.63%, 06/27/07..............       3,144
            MBNA Credit Card Master Note
              Trust
  5,000     Series 2001-B1, Class B1, FRN,
              3.59%, 05/16/06 (m)..........       5,008
  3,500     Series 2001-C1, Class C1, FRN,
              4.27%, 05/16/06..............       3,521
  5,000     Series 2003-C2, Class C2, FRN,
              4.82%, 02/14/08..............       5,155
            MBNA Master Credit Card Trust
              USA
    250     Series 2000-I, Class C, 7.65%,
              08/16/05 (e).................         251
  7,500     Series 2000-K, Class C, FRN,
              4.02%, 10/15/05 (e)..........       7,499
            Morgan Stanley ABS Capital I
  1,705     Series 2003-NC6, Class A2, FRN,
              3.67%, 04/26/06..............       1,710
  6,000     Series 2003-NC6, Class M1, FRN,
              4.11%, 09/24/08..............       6,065
  2,500     National City Credit Card
              Master Trust Series 2002-1,
              Class B, FRN, 3.72%,
              01/15/07.....................       2,514
  7,622     Nellie Mae, Inc. Series 1996-1,
              Class CTFS, FRN, 3.85%,
              03/14/07.....................       7,622
  7,957     New Century Home Equity Loan
              Trust Series 2003-5, Class
              AII, FRN, 3.71%, 01/30/08....       7,971
  4,484     Option One Mortgage Loan Trust
              Series 2002-4, Class M1, FRN,
              3.91%, 04/05/08..............       4,496

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 130

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Asset Backed Securities, continued:
     27     PNC Student Loan Trust I Series
              1997-2, Class A7, 6.73%,
              01/23/07.....................          28
  3,500     Providian Gateway Master Trust
              Series 2002-B, Class A, FRN,
              3.92%, 01/15/06 (e)..........       3,511
    380     Providian Home Equity Loan
              Trust Series 1999-1, Class A,
              FRN, 3.60%, 08/30/05.........         380
            Residential Asset Mortgage
              Products, Inc.
  6,424     Series 2003-RS2, Class AII,
              FRN, 3.65%, 12/14/07.........       6,441
 10,000     Series 2004-RS1, Class MII1,
              FRN, 3.99%, 01/27/10.........      10,003
  7,804     Residential Asset Securities
              Corp. Series 2003-KS10, Class
              AIIB, FRN, 3.62%, 06/30/06...       7,816
            Residential Funding Mortgage
              Securities II
  8,234     Series 2001-HI2, Class AI7,
              SUB, 6.94%, 06/08/06.........       8,386
  5,000     Series 2001-HI4, Class A7, SUB,
              6.74%, 06/11/07..............       5,174
  3,122     Series 2003-HS1, Class AII,
              FRN, 3.60%, 11/15/07.........       3,125
    416     Saxon Asset Securities Trust
              Series 2000-1, Class MV2,
              FRN, 4.13%, 12/18/07.........         416
 10,000     Sears Credit Account Master
              Trust Series 2001-3, Class A,
              FRN, 3.47%, 09/15/06.........      10,005
            SLM Student Loan Trust
  5,000     Series 1997-3, Class CTFS,
              3.98%, 04/01/09 (m)..........       5,004
  1,000     Series 1998-1, Class CTFS,
              4.12%, 04/25/14..............       1,022
  1,476     Structured Asset Investment
              Loan Trust Series 2003-BC2,
              Class A3, FRN, 3.66%,
              05/13/06.....................       1,477
    349     Structured Asset Securities
              Corp. Series 2002-HF1, Class
              A, FRN, 3.60%, 08/31/07......         350
  2,710     Wachovia Asset Securitization,
              Inc. Series 2002-HE1, Class
              A, FRN, 3.68%, 11/22/06......       2,714
  4,426     WFS Financial Owner Trust
              Series 2002-2, Class A4, SUB,
              4.50%, 12/13/05..............       4,442
                                             ----------
  Total Asset Backed Securities (Cost
    $397,207)                                   398,837
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
COLLATERALIZED MORTGAGE OBLIGATIONS (55.8%):
Agency CMO (21.2%):
    511     American Housing Trust Series
              VII, Class 1D, 9.25%,
              11/25/20.....................         512
            Federal Home Loan Mortgage
              Corp.
    182     Series 1071, Class F, FRN,
              4.20%, 04/15/21..............         182
      4     Series 1106, Class E, 7.50%,
              07/15/06.....................           4
    169     Series 1343, Class LA, 8.00%,
              05/03/08.....................         176
    176     Series 1370, Class JA, FRN,
              4.40%, 07/14/09..............         178
    147     Series 1379, Class W, FRN,
              3.74%, 03/19/07..............         146
    509     Series 1449, Class HA, 7.50%,
              12/15/07.....................         513
     34     Series 1506, Class PH, 6.75%,
              04/15/08.....................          34
     24     Series 1508, Class KA, FRN,
              3.12%, 09/24/07..............          24
    415     Series 1575, Class F, FRN,
              4.25%, 08/15/08..............         417
    235     Series 1600, Class FB, FRN,
              3.41%, 12/08/05..............         233
    993     Series 1604, Class MB, IF,
              11.06%, 11/15/08.............       1,054
    151     Series 1607, Class SA, IF,
              15.77%, 08/26/07.............         179
  1,055     Series 1625, Class SC, IF,
              11.35%, 10/09/05.............       1,163
  1,215     Series 1628, Class LC, 6.50%,
              10/04/05.....................       1,217
  3,557     Series 1650, Class K, 6.50%,
              01/15/24.....................       3,834
  2,254     Series 1689, Class M, PO,
              08/02/08.....................       2,018
    995     Series 1771, Class PK, 8.00%,
              02/15/25.....................       1,044
  1,808     Series 1974, Class ZA, 7.00%,
              07/15/27.....................       1,897
    317     Series 1981, Class Z, 6.00%,
              12/09/08.....................         323
     67     Series 2006, Class I, IO,
              8.00%, 10/26/06..............           9
  1,252     Series 2033, Class PR, PO,
              07/09/08.....................       1,126
  1,443     Series 2057, Class PE, 6.75%,
              09/03/06.....................       1,499
     91     Series 2193, Class PS, IF, IO,
              8.00%, 09/12/05..............           5

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
    375     Series 2261, Class ZY, 7.50%,
              11/22/10.....................         386
    182     Series 2289, Class NA, VAR,
              12.00%, 05/15/20.............         208
    729     Series 2338, Class FN, FRN,
              3.72%, 08/15/28..............         732
  1,294     Series 2345, Class PQ, 6.50%,
              07/15/12.....................       1,351
    342     Series 2366, Class VG, 6.00%,
              02/03/07.....................         350
  2,121     Series 2391, Class QT, 5.50%,
              05/15/15.....................       2,135
  1,219     Series 2416, Class SA, IF,
              9.39%, 02/15/32..............       1,291
    790     Series 2416, Class SH, IF,
              9.52%, 02/17/32..............         845
    351     Series 2477, Class FZ, FRN,
              3.77%, 06/15/31..............         355
  5,880     Series 2485, Class CB, 4.00%,
              01/08/06.....................       5,861
    277     Series 2496, Class BA, 5.00%,
              11/15/15.....................         277
  1,479     Series 2517, Class FE, FRN,
              3.72%, 10/15/09..............       1,485
 33,961     Series 2594, Class OF, FRN,
              3.67%, 05/10/06 (m)..........      33,993
 13,800     Series 2628, Class IP, IO,
              4.50%, 07/05/09..............       2,122
 15,112     Series 2649, Class FK, FRN,
              3.77%, 05/25/13..............      15,208
 10,349     Series 2666, Class OI, IO,
              5.50%, 01/31/07..............         975
 21,054     Series 2750, Class FG, FRN,
              3.62%, 01/05/10..............      21,132
  5,226     Series 2927, Class GA, 5.50%,
              10/15/34.....................       5,388
  5,000     Series 2929, Class PC, 5.00%,
              01/10/11.....................       5,056
            Federal Home Loan Mortgage
              Corp. Structured Pass Through
              Securities
  8,065     Series T-51, Class 1A, VAR,
              6.50%, 08/15/07..............       8,335
    419     Series T-51, Class 1A, PO,
              02/25/08.....................         360
  3,217     Series T-54, Class 2A, 6.50%,
              09/27/07.....................       3,350
  7,111     Series T-54, Class 4A, FRN,
              4.41%, 02/25/43..............       7,502

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
  5,139     Federal Home Loan Mortgage
              Corp. -- Government National
              Mortgage Association Series
              1, Class S, IF, IO, 5.59%,
              07/25/06.....................         217
            Federal National Mortgage
              Association
    194     Series 1988-15, Class B, FRN,
              3.89%, 06/25/18..............         196
     19     Series 1989-77, Class J, 8.75%,
              06/05/07.....................          21
      5     Series 1989-89, Class H, 9.00%,
              05/17/07.....................           6
  1,116     Series 1990-145, Class A, FRN,
              3.18%, 05/21/07 (m)..........       1,113
    452     Series 1990-64, Class Z,
              10.00%, 02/02/07.............         506
    573     Series 1991-142, Class PL,
              8.00%, 10/15/07..............         614
    606     Series 1991-150, Class G,
              8.00%, 11/25/06..............         617
    682     Series 1991-156, Class F, FRN,
              4.64%, 11/25/21..............         693
  1,618     Series 1992-112, Class GB,
              7.00%, 07/25/22..............       1,709
     22     Series 1992-154, Class SA, IO,
              FRN, 5.40%, 07/13/08.........           3
  1,000     Series 1992-179, Class FB, FRN,
              4.84%, 12/14/06..............       1,014
    232     Series 1992-187, Class FA, FRN,
              3.31%, 11/25/05..............         230
    387     Series 1992-190, Class F, FRN,
              4.46%, 11/25/07..............         390
      2     Series 1992-91, Class SQ, HB,
              6166.80%, 05/25/22...........         225
  1,402     Series 1993-110, Class H,
              6.50%, 10/21/08..............       1,465
    177     Series 1993-119, Class H,
              6.50%, 08/10/09..............         185
  1,400     Series 1993-146, Class E, PO,
              10/18/08.....................       1,246
    579     Series 1993-165, Class FH, FRN,
              4.49%, 09/25/23..............         594
    740     Series 1993-186, Class F, FRN,
              3.31%, 03/01/06..............         734
    187     Series 1993-197, Class SC, IF,
              8.30%, 03/22/06..............         194
    207     Series 1993-225, Class VO, IF,
              9.68%, 12/25/22..............         213
    704     Series 1993-27, Class S, IF,
              4.74%, 07/23/07..............         674

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 132

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
     75     Series 1993-93, Class FC, FRN,
              3.36%, 05/25/08..............          75
  3,506     Series 1994-30, Class JA,
              5.00%, 08/07/06..............       3,523
  3,936     Series 1994-62, Class PH,
              6.90%, 11/25/23..............       4,032
     29     Series 1994-89, Class FA, FRN,
              3.79%, 04/29/06..............          29
  3,762     Series 1997-46, Class PT,
              7.00%, 01/31/06..............       3,912
    394     Series 1997-74, Class E, 7.50%,
              01/27/08.....................         421
  2,342     Series 2001-33, Class ID, IO,
              6.00%, 08/08/09..............         414
  6,759     Series 2001-9, Class F, FRN,
              3.49%, 02/17/31..............       6,778
  3,134     Series 2002-16, Class VD,
              6.50%, 03/02/07..............       3,151
  1,115     Series 2002-18, Class PC,
              5.50%, 09/12/10..............       1,168
  7,646     Series 2002-27, Class FW, FRN,
              3.81%, 08/10/06..............       7,670
 11,375     Series 2002-77, Class FY, FRN,
              3.71%, 05/23/08..............      11,457
  1,356     Series 2002-79, PO, 08/04/06...       1,235
  7,477     Series 2002-92, Class FB, FRN,
              3.96%, 06/22/08..............       7,554
 17,511     Series 2003-17, Class FN,
              3.61%, 11/25/08..............      17,586
  9,153     Series 2003-19, Class VA,
              5.50%, 09/25/10..............       9,368
 26,452     Series 2003-34, Class BS, IF,
              IO, 4.34%, 02/02/08..........       2,251
  5,000     Series 2003-35, Class MD,
              5.00%, 11/25/16..............       5,085
  6,847     Series 2003-60, Class SA, IF,
              IO, 4.34%, 12/20/07..........         558
 12,979     Series 2003-60, Class SB, IF,
              IO, 4.34%, 12/20/07..........       1,058
  8,750     Series 2003-70, Class BE,
              3.50%, 06/27/09..............       8,497
  3,435     Series 2003-72, Class JF, FRN,
              3.71%, 03/04/12..............       3,442
  5,527     Series 2003-74, Class BN,
              4.50%, 04/25/09..............       5,526
 28,769     Series 2003-87, Class HF, FRN,
              3.71%, 12/03/06 (m)..........      28,872
  8,778     Series 2004-17, Class BF, FRN,
              3.66%, 05/28/10..............       8,772
 12,943     Series 2004-33, Class FW, FRN,
              3.71%, 08/25/25..............      12,983

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Agency CMO, continued:
 15,176     Series 2004-54, Class FL, FRN,
              3.71%, 05/22/08..............      15,252
    516     Series G92-44, Class ZQ, 8.00%,
              08/11/08.....................         559
  6,711     Series G94-9, Class PJ, 6.50%,
              08/17/24.....................       7,075
            Federal National Mortgage
              Association Grantor Trust
  3,580     Series 2001-T8, Class A1,
              7.50%, 07/25/41..............       3,782
  8,233     Series 2002-T6, Class A4, FRN,
              4.42%, 03/25/41..............       8,289
  4,992     Series 2004-T1, Class 1A2,
              6.50%, 05/22/07..............       5,218
            Federal National Mortgage
              Association STRIPS
 18,443     Series 343, Class 27, IO,
              4.50%, 09/01/18..............       2,784
 11,143     Series 343, Class 23, IO,
              4.00%, 10/22/09..............       1,596
            Federal National Mortgage
              Association Whole Loan
  1,933     Series 2003-W1, Class 2A,
              7.50%, 09/06/07..............       2,064
 12,158     Series 2003-W15, Class 3A, FRN,
              4.30%, 12/25/42..............      12,462
 14,273     Series 2003-W4, Class 5A, FRN,
              4.66%, 10/25/42..............      14,665
  4,568     Series 2004-W2, Class 1A3F,
              FRN, 3.66%, 10/05/07.........       4,553
  6,708     Series 2004-W2, Class 4A, FRN,
              4.52%, 02/25/44..............       6,896
  8,804     Series 2005-W1, Class 1A2,
              6.50%, 01/20/08..............       9,208
            Government National Mortgage
              Association
  4,615     Series 1999-27, Class ZA,
              7.50%, 04/17/29..............       4,896
    145     Series 2000-35, Class F, FRN,
              3.79%, 09/30/08..............         146
  2,833     Series 2002-31, Class FC, FRN,
              3.56%, 06/21/07..............       2,838
 24,451     Series 2003-21, Class PI, IO,
              5.50%, 05/29/08..............       2,838
  8,438     Series 2004-11, Class PC,
              3.00%, 01/01/08..............       8,255
                                             ----------
                                                418,136
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
 Non-Agency (34.6%):
  2,500     Banc of America Large Loan
              Series 2004-BBA4, Class D,
              FRN, 2.53%, 08/20/07 (e).....       2,509
            Banc of America Mortgage
    331     Securities Series 2003-5, Class
              2A8, FRN, 3.76%, 09/01/08....         332
 10,423     Securities Series 2005-A, Class
              3A1, FRN, 5.06%, 01/22/08....      10,485
            Bayview Commercial Asset Trust
 16,887     Series 2004-1, Class A, FRN,
              3.67%, 04/07/10 (e)..........      16,908
  3,867     Series 2004-3, Class A2, FRN,
              3.73%, 08/21/09 (e)..........       3,879
 10,000     Series 2005-2A, Class A2,
              3.65%, 08/25/35 (e)..........      10,000
  2,000     Series 2005-2A, Class M1,
              3.73%, 08/25/35 (e)..........       2,000
  5,000     Bear Stearns Adjustable Rate
              Mortgage Trust Series
              B2004-4, Class A5, VAR,
              3.52%, 12/25/08..............       4,868
            Bear Stearns Alt-A Trust
  8,427     Series 2002-2, Class M1, FRN,
              4.01%, 10/27/09..............       8,441
  7,416     Series 2002-2, Class M2, FRN,
              4.31%, 05/15/07..............       7,433
  4,095     Bear Stearns Asset Backed
              Securities, Inc. Series
              2004-AC6, Class M1, FRN,
              3.98%, 03/29/10..............       4,105
  3,000     Bear Stearns Commercial
              Mortgage Securities Series
              2004-BA5A, Class E, FRN,
              3.66%, 10/14/07 (e)..........       3,003
            BHN II Mortgage Trust
    224     FRN, 0.00%, 03/25/11 (i).......           6
     30     7.54%, 05/31/17 (i)............           1
 10,355     Cendant Mortgage Corp. Series
              2003-8, Class 1A2, 5.25%,
              09/25/33.....................      10,369
  4,291     Chase Mortgage Finance Corp.
              Series 2003-S7, Class A4,
              FRN, 3.71%, 08/17/08.........       4,262
     49     Chemical Mortgage Acceptance
              Corp. Series 1988-2, Class A,
              VAR, 7.41%, 05/25/18.........          49

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
    513     Citicorp Mortgage Securities,
              Inc. Series 1988-17, Class
              A1, VAR, 3.85%, 11/25/18.....         512
            Collateralized Mortgage
              Obligation Trust
    264     Series 49, Class C, 9.00%,
              10/01/18.....................         264
    168     Series 50, Class B, PO,
              10/01/18.....................         147
 11,982     Countrywide Alternative Loan
              Trust Series 2004-33, Class
              3A3, VAR, 4.91%, 06/16/07....      11,997
            Countrywide Home Loan Mortgage
              Pass Through Trust
  8,122     Series 2003-21, Class A1, FRN,
              4.12%, 04/25/33..............       8,082
 38,637     Series 2003-R4, Class 1A2F,
              FRN, 3.86%, 11/28/06 (e).....      38,684
 14,178     Series 2004-HYB8, Class 1A1,
              FRN, 3.61%, 01/20/35.........      14,198
  4,744     Series 2005-1, Class 1A2, FRN,
              2.90%, 01/01/08..............       4,750
 18,410     Series 2005-1, Class 2A1, FRN,
              3.60%, 01/01/08..............      18,430
            CS First Boston Mortgage
              Securities Corp.
  5,165     Series 2001-CK1, Class A2,
              6.25%, 12/18/07..............       5,409
     89     Series 2001-FL2A, Class C, FRN,
              3.97%, 09/15/13 (e) (m)......          89
    466     Series 2002-AR2, Class 1B2,
              VAR, 5.99%, 02/25/32.........         466
  8,771     Series 2003-AR22, Class 2A3,
              VAR, 4.11%, 09/03/06.........       8,744
  8,720     Series 2003-AR24, Class 2A4,
              VAR, 4.08%, 07/15/08.........       8,783
  5,690     Series 2004-5, Class 1A8,
              6.00%, 08/04/06..............       5,722
  3,717     Series 2005-4, Class 3A16,
              5.50%, 06/25/35..............       3,825
  1,024     FFCA Secured Lending Corp.
              Series 1999-1A, Class B2,
              FRN, 4.26%, 12/09/13 (e).....         965
  7,900     First Horizon Asset Securities,
              Inc. Series 2004-AR7, Class
              2A1, FRN, 4.95%, 11/05/06....       7,937
            First Republic Mortgage Loan
              Trust
    755     Series 2000-FRB1, Class B1,
              FRN, 3.81%, 09/30/06.........         756
  5,061     Series 2000-FRB2, Class A1,
              FRN, 3.47%, 10/24/07.........       5,026

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 134

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
  7,275     GSR Mortgage Loan Trust Series
              2003-3F, Class 3A2, FRN,
              3.71%, 08/10/06..............       7,283
            Impac CMB Trust
  2,212     Series 2002-8, Class A, FRN,
              3.77%, 10/18/06..............       2,215
  5,059     Series 2003-12, Class M1, FRN,
              3.96%, 08/14/06..............       5,063
  1,237     Series 2003-3, Class M1, FRN,
              4.16%, 06/10/07..............       1,240
  2,660     Series 2004-1, Class A1, FRN,
              3.64%, 06/29/07..............       2,667
  1,330     Series 2004-1, Class A2, FRN,
              3.76%, 06/29/07..............       1,333
  9,451     Series 2004-3, Class 3A, FRN,
              3.63%, 11/16/07..............       9,451
  3,463     Series 2004-3, Class M2, FRN,
              3.83%, 09/19/06..............       3,470
  7,627     Series 2004-6, Class 1A2, FRN,
              3.70%, 12/04/06..............       7,641
 15,000     Series 2005-5, Class A1, 3.58%,
              07/25/35.....................      15,000
  8,218     Lehman Brothers Floating Rate
              Commercial Mortgage Trust
              Series 2003-LLFA, Class E,
              FRN, 4.12%, 03/21/06 (e).....       8,258
            MASTR Adjustable Rate Mortgages
              Trust
 11,840     Series 2003-3, Class 3A3, VAR,
              4.82%, 09/25/33..............      11,779
 17,311     Series 2003-5, Class 5A1, VAR,
              4.28%, 09/12/07..............      17,094
  6,828     Series 2004-13, Class 2A1, FRN,
              3.82%, 05/12/07..............       6,754
  1,398     Series 2004-2, Class 3A1, FRN,
              3.70%, 07/31/06..............       1,398
  8,112     Series 2004-7, Class 6A1, FRN,
              3.75%, 08/25/34..............       8,135
            MASTR Asset Securitization
              Trust
 18,424     Series 2003-12, Class 2A1,
              4.50%, 02/25/08..............      18,370
  4,460     Series 2004-6, Class 4A1,
              5.00%, 07/25/19..............       4,475
  6,177     MASTR Seasoned Securities Trust
              Series 2003-1, Class 3A2,
              FRN, 3.71%, 05/20/07.........       6,183
            Mellon Residential Funding
              Corp.
  6,635     Series 2001-TBC1, Class B1,
              FRN, 4.10%, 01/08/08.........       6,722
  1,154     Series 2002-TBC1, Class B1,
              FRN, 4.22%, 10/01/09.........       1,168

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
    577     Series 2002-TBC1, Class B2,
              FRN, 4.62%, 10/14/09.........         580
  3,500     Series 2002-TBC2, Class B1,
              FRN, 4.07%, 09/25/09.........       3,519
  1,174     Merrill Lynch Trust Series 47,
              Class Z, 8.99%, 02/09/06.....       1,221
  5,113     MLCC Mortgage Investors, Inc.
              Series 2004-1, Class 2A3,
              VAR, 4.76%, 06/28/07.........       5,107
 20,834     MLCC Mortgage Investors, Inc.
              Series 2004-D, Class A1, FRN,
              3.64%, 09/18/08..............      20,860
            Morgan Stanley Capital I
  1,598     Series 1996-WF1, Class A3, VAR,
              7.71%, 11/15/28 (e)..........       1,604
  5,000     Series 2003-T11, Class A2,
              4.34%, 07/30/09..............       5,005
            Morgan Stanley Dean Witter
              Capital I
  5,131     Series 2003-HYB1, Class A4,
              FRN, 4.20%, 03/25/33.........       5,149
  3,307     Series 2003-HYB1, Class B1,
              FRN, 4.25%, 03/06/09.........       3,324
            Morgan Stanley Mortgage Loan
              Trust
 18,206     Series 2004-11AR, Class 1A2A,
              FRN, 3.62%, 03/16/08.........      18,217
  3,888     Series 2004-5AR, Class 3A3,
              VAR, 4.54%, 11/04/08.........       3,851
  6,000     Series 2004-5AR, Class 3A5,
              VAR, 4.54%, 11/21/12.........       6,005
    776     Nationslink Funding Corp.
              Series 1999-SL, Class A1V,
              FRN, 3.54%, 02/07/07.........         779
            Nomura Asset Acceptance Corp.
 14,901     Series 2003-A3, Class A, IO,
              VAR, 5.15%, 03/25/06.........         409
  2,323     Series 2003-A3, Class A1, SUB,
              5.00%, 06/25/10..............       2,297
  9,900     Series 2004-AP1, Class A, IO,
              VAR, 5.00%, 09/23/05.........         205
  2,800     Series 2004-AR1, Class 5A1,
              FRN, 3.69%, 09/16/07.........       2,808
 12,989     Series 2004-R1, Class A1,
              6.50%, 02/27/07 (e)..........      13,423
  8,544     Series 2004-R3, Class AF, FRN,
              3.76%, 09/16/07 (e)..........       8,552
  4,634     Series 2005-AR1, Class 2A1,
              FRN, 3.59%, 11/26/07.........       4,632

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
            Residential Accredit Loans,
              Inc.
  4,251     Series 2004-QS6, Class A1,
              5.00%, 05/25/19..............       4,281
    197     Series 2002-QS14, Class A8,
              FRN, 3.86%, 09/25/32.........         197
  7,883     Series 2004-QS3, Class CB,
              5.00%, 03/13/08..............       7,915
     37     Salomon Brothers Mortgage
              Securities VII Series
              2000-UP1, Class A2, 8.00%,
              04/21/06.....................          38
    175     Securitized Asset Sales, Inc.
              Series 1993-7, Class TA3,
              6.25%, 12/25/23..............         175
            Sequoia Mortgage Trust
  2,171     Series 11, Class A, FRN, 3.71%,
              09/24/08.....................       2,181
  3,127     Series 12, Class A, FRN, 3.71%,
              08/11/08.....................       3,140
  5,912     Series 2003-3, Class A2, FRN,
              3.99%, 11/30/08..............       5,914
            Structured Asset Mortgage
              Investments, Inc.
  9,924     Series 2002-AR2, Class A3, FRN,
              3.76%, 06/16/09..............       9,996
  3,432     Series 2004-AR1, Class 1A1,
              FRN, 3.61%, 04/24/08.........       3,421
            Structured Asset Securities
              Corp.
     23     Series 2001-8A, Class 1A1,
              8.00%, 05/25/31..............          24
  6,618     Series 2003-40A, Class 4A, VAR,
              5.42%, 02/07/07..............       6,737
  8,070     Series 2003-8, Class 2A9, FRN,
              3.81%, 01/05/08..............       8,068
  3,827     Series 2004-4XS, Class A, IO,
              VAR, 5.00%, 01/25/06.........          53
  8,625     Thornburg Mortgage Securities
              Trust Series 2004-2, Class
              A4, FRN, 3.65%, 04/03/08.....       8,619
            Washington Mutual, Inc.
  4,541     Series 2002-AR15, Class A5,
              VAR, 4.38%, 12/25/32.........       4,528
  5,000     Series 2003-AR3, Class A5, VAR,
              3.93%, 04/25/33..............       4,941
  5,584     Series 2003-S12, Class 2A,
              4.75%, 11/25/18..............       5,554
  7,740     Series 2004-AR11, Class A, VAR,
              4.62%, 03/16/07..............       7,712
 11,774     Series 2004-AR14, Class A1,
              VAR, 4.28%, 07/13/07.........      11,676

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Collateralized Mortgage Obligations, continued:
Non-Agency, continued:
 15,784     Series 2004-AR3, Class A1, VAR,
              3.92%, 06/25/34..............      15,495
            Wells Fargo Mortgage Backed
              Securities Trust
  5,860     Series 2003-F, Class A1, FRN,
              4.90%, 01/24/07..............       5,836
 10,724     Series 2003-K, Class 1A2, FRN,
              4.50%, 01/20/09..............      10,566
 25,900     Series 2003-K, Class 2A2, FRN,
              4.52%, 02/08/06..............      25,721
  7,389     Series 2004-2, Class A1, 5.00%,
              07/01/08.....................       7,415
  9,285     Series 2004-7, Class 2A2,
              5.00%, 03/19/09..............       9,343
  3,101     Series 2004-8, Class A1, 5.00%,
              01/03/09.....................       3,097
  9,291     Series 2004-EE, Class 3A1, FRN,
              3.99%, 05/02/07..............       9,181
  3,995     Series 2004-H, Class A2, FRN,
              4.53%, 12/18/08..............       3,887
 10,000     Series 2004-S, Class A4, FRN,
              3.54%, 12/11/06..............       9,881
    320     Westpac Securitisation Trust
              (Australia) Series 1999-1G,
              Class A, FRN, 3.47%,
              05/19/30.....................         321
                                             ----------
                                                682,595
                                             ----------
  Total Collateralized Mortgage Obligations
    (Cost $1,102,942)                         1,100,731
                                             ----------
CORPORATE BONDS (2.0%):
Airlines (0.3%):
  4,160     American Airlines, Inc. FRN,
              4.07%, 03/20/07..............       4,174
    709     Delta Air Lines, Inc. FRN,
              3.91%, 08/10/07..............         710
    495     United AirLines, Inc. 7.78%,
              07/01/15 (d).................         458
                                             ----------
                                                  5,342
                                             ----------
Capital Markets (0.7%):
  1,000     Bear Stearns Cos., Inc. (The)
              6.25%, 07/15/05..............       1,001
  6,355     Lehman Brothers Holdings, Inc.
              FRN, 4.95%, 02/17/15.........       6,260
  5,000     Merrill Lynch & Co., Inc. VAR,
              6.25%, 10/01/14..............       4,835
  1,150     Morgan Stanley 5.80%,
              04/01/07.....................       1,182
                                             ----------
                                                 13,278
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 136

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
Corporate Bonds, continued:
Commercial Banks (0.5%):
  3,000     Banponce Corp. 6.75%,
              12/15/05.....................       3,033
            Popular North America, Inc.
  4,000     4.25%, 04/01/08................       4,000
  1,250     Series E, 6.13%, 10/15/06......       1,274
  1,195     UnionBanCal Corp. 5.75%,
              12/01/06.....................       1,223
                                             ----------
                                                  9,530
                                             ----------
Consumer Finance (0.5%):
  1,000     Ford Motor Credit Co. FRN,
              3.59%, 07/18/05..............         998
  2,080     General Motors Acceptance Corp.
              6.13%, 09/15/06..............       2,082
  1,000     HSBC Finance Corp. 7.88%,
              03/01/07.....................       1,059
    350     SLM Corp. 5.27%, 01/31/14......         351
  5,335     Standard Credit Card Master
              Trust Series A, 7.25%,
              04/08/06 (m).................       5,468
                                             ----------
                                                  9,958
                                             ----------
Electric Utilities (0.0%) (g):
    400     DTE Energy Co. 7.05%,
              06/01/11.....................         448
    400     Exelon Generation Co., LLC
              6.95%, 06/15/11..............         449
                                             ----------
                                                    897
                                             ----------
Insurance (0.0%)(g):
    400     MGIC Investment Corp. 6.00%,
              03/15/07.....................         412
                                             ----------
  Total Corporate Bonds (Cost $39,475)           39,417
                                             ----------
U.S. GOVERNMENT AGENCY MORTGAGES (17.0%):
            Federal Home Loan Mortgage
              Corp. Conventional Pools
    227     ARM, 3.40%, 02/13/08...........         230
    140     ARM, 3.41%, 12/14/07...........         141
     71     ARM, 3.43%, 01/26/10...........          71
     27     ARM, 3.47%, 12/01/21...........          27
     67     ARM, 3.62%, 08/20/08...........          68
     62     ARM, 3.65%, 02/01/19...........          62
    204     ARM, 3.98%, 10/10/07...........         206
    197     ARM, 4.02%, 04/12/06...........         201
     13     ARM, 4.13%, 01/01/20...........          13
    513     ARM, 4.15%, 02/28/08...........         525
     33     ARM, 4.16%, 05/14/08-
              11/27/08.....................          33
    233     ARM, 4.23%, 10/07/07...........         239
    575     ARM, 4.24%, 01/17/07...........         589
  1,186     ARM, 4.25%, 07/03/08...........       1,216

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
    687     ARM, 4.26%, 10/14/05...........         704
    657     ARM, 4.39%, 10/10/05...........         676
  1,000     ARM, 4.40%, 04/22/08...........       1,024
  2,797     ARM, 4.41%, 06/01/30...........       2,863
    451     ARM, 4.43%, 03/08/07...........         460
    104     ARM, 4.45%, 06/06/08...........         107
  2,317     ARM, 4.47%, 07/20/08 (m).......       2,387
    539     ARM, 4.49%, 02/01/23...........         554
  7,107     ARM, 4.52%, 04/01/32...........       7,299
    533     ARM, 4.53%, 07/20/07...........         546
    234     ARM, 4.54%, 08/01/19...........         239
  2,803     ARM, 4.55%, 01/01/23...........       2,871
  2,975     ARM, 4.58%, 12/30/22 (m).......       3,057
  1,329     ARM, 4.59%, 01/25/07 (m).......       1,359
    657     ARM, 4.60%, 06/08/07-
              11/01/08.....................         675
    826     ARM, 4.62%, 12/12/08...........         844
    154     ARM, 4.78%, 07/06/08 (m).......         158
     85     ARM, 4.99%, 03/13/08...........          88
    288     ARM, 5.04%, 04/01/24...........         295
            Federal Home Loan Mortgage
              Corp. Gold Pools
  8,969     5.00%, 05/22/06-9/01/12........       9,090
  9,394     5.50%, 09/01/12-10/01/12.......       9,630
  2,598     6.00%, 11/06/05-
              06/04/07 (m).................       2,672
 11,362     6.50%, 08/01/13-
              10/01/16 (m).................      11,812
  1,547     7.00%, 08/26/05-
              08/01/11 (m).................       1,607
    557     7.50%, 07/14/05-05/01/28.......         583
  1,099     8.00%, 11/09/06-09/01/16.......       1,166
    236     8.50%, 02/04/06................         258
    136     9.00%, 03/15/06................         150
            Federal National Mortgage
              Association Conventional
              Pools
 58,096     4.50%, 01/17/08-07/17/13.......      58,002
 25,759     5.00%, 09/26/06-06/01/13.......      26,278
 59,821     5.50%, 09/05/05-01/01/34.......      60,900
      6     5.75%, 09/01/06................           7
 12,486     6.00%,12/29/05-09/01/17........      12,874
  1,652     6.50%, 07/25/05-
              11/04/07 (m).................       1,711
  9,059     7.00%, 07/01/05-
              03/01/16 (m).................       9,514
    254     7.25%, 07/11/06-11/23/06.......         272
    870     7.50%, 04/11/06-04/08/08.......         916
  1,830     8.00%, 11/21/05-11/01/27.......       1,958
    687     8.50%, 08/07/06-11/25/07.......         735
    245     9.00%, 08/01/21-08/01/25.......         267
    115     12.00%, 08/22/05...............         132
    164     ARM, 3.22%, 10/01/16...........         166

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
    109     ARM, 3.25%, 09/01/17...........         110
    162     ARM, 3.33%, 06/01/29...........         163
     24     ARM, 3.35%, 07/02/08...........          24
    105     ARM, 3.38%, 06/01/20...........         107
    268     ARM, 3.51%, 09/01/14...........         270
    135     ARM, 3.53%, 08/01/18...........         136
     67     ARM, 3.56%, 04/01/19...........          67
    367     ARM, 3.57%, 08/21/08...........         370
  1,139     ARM, 3.62%, 03/15/06-
              02/01/31.....................       1,152
    526     ARM, 3.76%, 07/01/17-
              07/01/19.....................         534
    251     ARM, 3.80%, 03/01/18...........         256
    221     ARM, 3.89%, 08/01/19...........         223
    115     ARM, 3.95%, 11/01/16...........         117
    612     ARM, 3.97%, 04/05/07...........         618
    644     ARM, 4.07%, 08/01/19...........         649
    540     ARM, 4.08%, 01/01/29...........         550
    341     ARM, 4.09%, 10/01/14...........         344
     49     ARM, 4.10%, 09/23/06-
              08/07/08.....................          49
  2,407     ARM, 4.12%, 10/13/06-
              09/01/19.....................       2,411
     90     ARM, 4.13%, 11/01/21...........          93
  1,938     ARM, 4.14%, 07/06/07-
              07/07/07.....................       1,969
    351     ARM, 4.22%, 12/01/20...........         358
 17,132     ARM, 4.24%, 04/01/33...........      17,284
     29     ARM, 4.25%, 03/01/17...........          29
    244     ARM, 4.30%, 03/01/23-
              04/01/24.....................         248
    566     ARM, 4.34%, 10/16/07-
              12/01/26.....................         573
    131     ARM, 4.36%, 07/01/30...........         136
     75     ARM, 4.42%, 08/08/07...........          77
     42     ARM, 4.44%, 07/01/25...........          42
    544     ARM, 4.54%, 01/01/31 (m).......         557
     89     ARM, 4.55%, 08/04/06...........          90
 11,444     ARM, 4.57%, 05/01/33...........      11,808
  1,109     ARM, 4.58%, 01/10/06...........       1,130
    263     ARM, 4.64%, 07/29/06...........         272
    306     ARM, 4.66%, 06/01/09-
              11/01/28.....................         313
  3,393     ARM, 4.69%, 05/19/06...........       3,452
  4,209     ARM, 4.71%, 01/01/25...........       4,340
    634     ARM, 4.72%, 06/11/07...........         658
    901     ARM, 4.73%, 08/17/07 (m).......         908
    104     ARM, 4.78%, 07/28/07...........         107
     19     ARM, 4.83%, 01/02/06...........          20

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. Government Agency Mortgages, continued:
    390     ARM, 4.84%, 06/04/07-
              05/01/09.....................         399
    562     ARM, 4.91%, 11/01/30...........         582
  1,715     ARM, 4.93%, 08/01/26...........       1,772
    237     ARM, 4.93%, 11/01/23...........         243
  1,215     ARM, 4.99%, 09/12/06...........       1,226
  1,798     ARM, 5.02%, 12/06/08...........       1,785
    181     ARM, 5.04%, 06/14/08...........         185
    305     ARM, 5.10%, 06/01/26...........         312
    166     ARM, 5.17%, 05/01/20...........         170
    286     ARM, 5.23%, 04/01/19...........         282
     49     ARM, 5.33%, 01/01/16...........          48
    305     ARM, 5.47%, 03/06/08...........         314
  5,743     ARM, 5.72%, 08/01/15 (m).......       5,836
     73     ARM, 5.91%, 11/29/07...........          75
    334     ARM, 6.00%, 10/23/05...........         336
    664     ARM, 6.18%, 05/01/31...........         665
     61     ARM, 7.77%, 05/01/30...........          62
            Government National Mortgage
              Association Various Pools
    303     7.00%, 11/02/06................         323
    384     7.25%, 08/31/06-11/08/06.......         410
    486     7.40%, 05/02/06-05/09/06.......         520
     87     7.50%, 01/25/06................          94
    272     7.85%, 02/03/08-05/20/08.......         291
    492     8.00%, 02/04/06-09/23/06.......         531
    134     9.00%, 12/07/05................         147
  1,193     9.50%, 07/15/25................       1,323
  6,380     ARM, 3.38%, 12/17/05-
              05/20/28.....................       6,469
     30     ARM, 3.50%, 03/13/08...........          31
    151     ARM, 3.50%, 04/20/32...........         153
  6,916     ARM, 3.75%, 11/25/05-
              09/20/27 (m).................       7,024
  5,314     ARM, 4.00%, 10/12/05-
              11/20/27.....................       5,412
    676     ARM, 4.25%, 03/19/28...........         686
     32     ARM, 4.25%, 05/31/09...........          32
  4,881     ARM, 4.38%, 12/28/06-
              03/20/28.....................       4,959
    143     ARM, 4.50%, 02/14/08-
              04/03/09.....................         144
    179     ARM, 4.62%, 08/10/07-
              03/02/09.....................         179
     21     ARM, 5.00%, 01/30/07...........          21
                                             ----------
  Total U.S. Government Agency Mortgages
    (Cost $335,703)                             336,182
                                             ----------

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 138

JPMORGAN ULTRA SHORT TERM BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG TERM INVESTMENTS, CONTINUED:
U.S. GOVERNMENT AGENCY SECURITIES (0.3%):
  5,000     Federal National Mortgage
              Association FRN, 4.29%,
              02/17/09.....................
  Total U.S. Government Agency Securities
    (Cost $5,000)..........................       4,962
                                             ----------
  Total Long Term Investments (Cost
    $1,880,327)                               1,880,129
                                             ----------
SHORT-TERM INVESTMENTS (4.6%):
INVESTMENT COMPANY (4.6%):
 90,068     JPMorgan Liquid Assets Money
              Market Fund (b)..............
  Total Short Term Investments (Cost
    $90,068)                                     90,068
                                             ----------
TOTAL INVESTMENTS (99.9%)
  (Cost $1,970,395)                           1,970,197
OTHER ASSETS IN EXCESS OF LIABILITIES
(0.1%)                                            2,723
                                             ----------
NET ASSETS (100.0%):                         $1,972,920
                                             ==========

------------
Percentages are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

ABBREVIATIONS:

ARM   Adjustable Rate Mortgage
CMO   Collateralized Mortgage Obligation
FRN   Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
GO    General Obligation
REIT  Real Estate Investment Trust
SUB   Step-Up Bond. The rate shown is the rate in effect as of
      June 30, 2005.
TBA   To Be Announced
VAR   Variable. The interest rate shown is the rate in effect as of June 30, 2005.

(a)  Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)  Defaulted Security.

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f) Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

   FUND                                                          MARKET VALUE    PERCENTAGE
   ----                                                          ------------    ----------
   JPMorgan Core Bond Fund.....................................    $  2,393         0.06%
   JPMorgan Core Plus Bond Fund................................    $    647         0.05%
   JPMorgan High Yield Bond Fund...............................    $  6,688         0.57%
   JPMorgan Intermediate Bond Fund.............................          --(h)         --(g)
   JPMorgan Mortgage-Backed Securities Fund....................    $  1,918         0.15%

(g) Amount rounds to less than 0.01%.

(h) Amount rounds to less than one thousand.

(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

HB High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities. The STRIPS program lets investors hold and trade the individual interest and principal components of eligible notes and bonds as separate securities.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 140

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                 CORE       CORE PLUS     GOVERNMENT    HIGH YIELD
                                                              BOND FUND     BOND FUND     BOND FUND     BOND FUND
                                                              ----------    ----------    ----------    ----------
ASSETS:
Investments in non-affiliates, at value.....................  $4,185,532    $1,577,264    $1,233,672    $1,400,043
Investments in affiliates, at value.........................     278,714         7,207        27,416        16,729
                                                              ----------    ----------    ----------    ----------
Total investment securities, at value.......................   4,464,246     1,584,471     1,261,088     1,416,772
Cash........................................................      10,751           160            --         2,426
Receivables:
 Investment securities sold.................................         206           513            29        25,996
 Fund shares sold...........................................      11,759           687         1,190         1,066
 Interest and dividends.....................................      30,054        14,734         7,193        21,248
Prepaid expenses and other assets...........................          50            12            16            17
                                                              ----------    ----------    ----------    ----------
 Total Assets...............................................  $4,517,066    $1,600,577    $1,269,516    $1,467,525
                                                              ----------    ----------    ----------    ----------
LIABILITIES:
Payables:
 Dividends..................................................  $   10,803    $    5,500    $    3,480    $    7,207
 Investment securities purchased............................      65,735         3,183            --        19,057
 Collateral for securities lending program..................     483,232       253,842       178,852       273,478
 Fund shares redeemed.......................................      18,098         1,071         1,170         1,180
Accrued liabilities:
 Investment advisory fees...................................         969           158           174           370
 Administration fees........................................         229           118            95           103
 Shareholder servicing fees.................................         516           258            74           139
 Distribution fees..........................................         174            20           103            56
 Custodian and accounting fees..............................          66            24            18            24
 Trustees' fees -- deferred compensation plan...............          39             2             8            23
 Other......................................................         907           361           335           448
                                                              ----------    ----------    ----------    ----------
Total Liabilities...........................................  $  580,768    $  264,537    $  184,309    $  302,085
                                                              ----------    ----------    ----------    ----------
Net Assets..................................................   3,936,298     1,336,040     1,085,207     1,165,440
                                                              ==========    ==========    ==========    ==========
NET ASSETS:
Paid in Capital.............................................  $3,902,961    $1,307,382    $1,033,257    $1,164,414
Accumulated undistributed (distributions in excess of) net
 investment income..........................................       1,167             8          (136)         (154)
Accumulated net realized gains (losses) from investments....     (36,136)      (30,921)      (10,445)          324
Net unrealized appreciation (depreciation) from
 investments................................................      68,306        59,571        62,531           856
                                                              ----------    ----------    ----------    ----------
Total Net Assets............................................   3,936,298     1,336,040     1,085,207     1,165,440
                                                              ==========    ==========    ==========    ==========
NET ASSETS:
Class A.....................................................  $  373,401    $   56,319    $  140,496    $   68,636
Class B.....................................................      94,897         9,424        95,143        39,697
Class C.....................................................      64,238         3,492        24,922        28,348
Select Class................................................   2,754,702     1,252,911       824,646       988,281
Ultra.......................................................     649,060        13,894            --        40,478
                                                              ----------    ----------    ----------    ----------
Total.......................................................   3,936,298     1,336,040     1,085,207     1,165,440
                                                              ==========    ==========    ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
(Unlimited amount authorized, $0.0001 per value)
Class A.....................................................      34,219         7,085        13,402         8,283
Class B.....................................................       8,706         1,180         9,085         4,787
Class C.....................................................       5,860           437         2,382         3,418
Select Class................................................     252,655       157,670        78,751       119,096
Ultra.......................................................      59,530         1,749            --         4,880

NET ASSET VALUE:
Class A -- Redemption price per share.......................  $    10.91    $     7.95    $    10.48    $     8.29
Class B -- Offering price per share(a)......................       10.90          7.98         10.47          8.29
Class C -- Offering price per share(a)......................       10.96          7.98         10.46          8.29
Select Class (Offering and redemption price)................       10.90          7.95         10.47          8.30
Ultra.......................................................       10.90          7.95            --          8.30
Class A Maximum sales charge................................        4.50%         4.50%         4.50%         4.50%
Class A Maximum Public Offering Price Per Share (net asset
 value per share/100% -- maximum sales charge)..............  $    11.42    $     8.32    $    10.97    $     8.68
                                                              ----------    ----------    ----------    ----------
Cost of Investments.........................................  $4,395,940    $1,524,900    $1,198,557    $1,415,916
 Investment securities on loan, at value....................     476,255       227,691       175,952       269,993

------------

(a) Redemption price for Class B and Class C Shares varies based on the length of time the shares are held.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

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JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                           MORTGAGE-
                                                                             BACKED        SHORT       TREASURY &    ULTRA SHORT
                                                           INTERMEDIATE    SECURITIES     DURATION       AGENCY       TERM BOND
                                                            BOND FUND         FUND       BOND FUND        FUND          FUND
                                                           ------------    ----------    ----------    ----------    -----------
ASSETS:
Investments in non-affiliates, at value..................   $1,647,218     $1,120,963    $1,377,043     $195,340     $1,880,129
Investments in affiliates, at value......................        6,886        171,008        16,642        3,525         90,068
                                                            ----------     ----------    ----------     --------     ----------
Total investment securities, at value....................    1,654,104      1,291,971     1,393,685      198,865      1,970,197
Cash.....................................................           15             36            72           --            282
Receivables:
 Investment securities sold..............................          907             50           269           --            568
 Fund shares sold........................................        5,277            956         2,170          643          5,214
 Interest and dividends..................................       13,013          5,881        12,080        1,779          5,827
Prepaid expenses and other assets........................           44             13            15            2             42
                                                            ----------     ----------    ----------     --------     ----------
 Total Assets............................................   $1,673,360     $1,298,907    $1,408,291     $201,289     $1,982,130
                                                            ----------     ----------    ----------     --------     ----------
LIABILITIES:
Payables:
 Dividends...............................................   $    4,749     $    1,574    $    2,231     $    252     $    2,287
 Investment securities purchased.........................                          --         2,346           --             --
 Collateral for securities lending program...............      238,206         21,836       265,788       49,515             --
 Fund shares redeemed....................................        9,391          1,512         1,643          590          5,648
Accrued liabilities:
 Investment advisory fees................................          359            232           157           23            295
 Administration fees.....................................           87             28            54            8             60
 Shareholder servicing fees..............................          201             17           156           --            255
 Distribution fees.......................................          142              3            74           32            371
 Custodian and accounting fees...........................           40             64            17            4             36
 Trustees' fees -- deferred compensation plan............            1              4             2           --              3
 Other...................................................          311            133           196           32            255
                                                            ----------     ----------    ----------     --------     ----------
Total Liabilities........................................   $  253,487     $   25,403    $  272,664     $ 50,456     $    9,210
                                                            ----------     ----------    ----------     --------     ----------
Net Assets...............................................    1,419,873      1,273,504     1,135,627      150,833      1,972,920
                                                            ==========     ==========    ==========     ========     ==========
NET ASSETS:
Paid in Capital..........................................   $1,414,507     $1,273,623    $1,148,045     $152,644     $1,996,117
Accumulated undistributed (distributions in excess of)
 net investment income...................................          (27)           (24)           30           23          2,415
Accumulated net realized gains (losses) from
 investments.............................................      (15,762)       (16,144)       (7,893)         (90)       (25,414)
Net unrealized appreciation (depreciation) from
 investments.............................................       21,155         16,049        (4,555)      (1,744)          (198)
                                                            ----------     ----------    ----------     --------     ----------
Total Net Assets.........................................    1,419,873      1,273,504     1,135,627      150,833      1,972,920
                                                            ==========     ==========    ==========     ========     ==========
NET ASSETS:
Class A..................................................   $  173,146     $   15,077    $   97,744     $ 82,360     $  281,966
Class B..................................................      102,613             --        29,369       23,012         62,135
Class C..................................................       68,296             --        56,296           --        438,955
Select Class.............................................      941,813        123,104       559,775       45,461        764,427
Ultra....................................................      134,005      1,135,323       392,443           --        425,437
                                                            ----------     ----------    ----------     --------     ----------
Total....................................................    1,419,873      1,273,504     1,135,627      150,833      1,972,920
                                                            ==========     ==========    ==========     ========     ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
(Unlimited amount authorized, $0.0001 per value)
Class A..................................................       16,253          1,392         9,297        8,234         28,670
Class B..................................................        9,766             --         2,774        2,303          6,364
Class C..................................................        6,496             --         5,323           --         45,012
Select Class.............................................       88,467         11,537        53,197        4,553         77,741
Ultra....................................................       12,584        106,408        37,293           --         43,262

NET ASSET VALUE:
Class A -- Redemption price per share....................   $    10.65     $    10.83    $    10.51     $  10.00     $     9.83
Class B -- Offering price per share(a)...................        10.51             --         10.59         9.99           9.76
Class C -- Offering price per share(a)...................        10.51             --         10.58           --           9.75
Select Class (Offering and redemption price).............        10.65          10.67         10.52         9.99           9.83
Ultra....................................................        10.65          10.67         10.52           --           9.83
Class A Maximum sales charge.............................         4.50%          4.50%         3.00%        3.00%          3.00%
Class A Maximum Public Offering Price Per Share (net
 asset value per share/100% -- maximum sales charge).....   $    11.15     $    11.34    $    10.84     $  10.31     $    10.13
                                                            ----------     ----------    ----------     --------     ----------
Cost of Investments......................................   $1,632,949     $1,275,922    $1,398,240     $200,609     $1,970,395
 Investment securities on loan, at value.................      234,531         21,510       260,634       48,680             --

------------

(a) Redemption price for Class B and Class C Shares varies based on the length of time the shares are held.
See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 142

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                                       CORE       CORE PLUS    GOVERNMENT    HIGH YIELD
                                     BOND FUND    BOND FUND    BOND FUND     BOND FUND
                                     ---------    ---------    ----------    ----------
INVESTMENT INCOME:
Interest income....................  $256,716      $73,429      $52,441       $101,908
Dividend income....................        --           --           --            768
Dividend income from affiliates
 (c)...............................     3,971          431          463            532
Income from securities lending
 (net).............................       857          376          179            917
Foreign taxes withheld.............        --           (3)          --             --
                                     --------      -------      -------       --------
Total Investment Income............   261,544       74,233       53,083        104,125
                                     --------      -------      -------       --------
EXPENSES:
Investment advisory fees...........    25,352        6,767        3,994          8,930
Administration fees................     7,173        1,942        1,428          1,779
Distribution fees (Class A)........     1,100          180          315            239
Distribution fees (Class B)........       870           96          867            385
Distribution fees (Class C)........       652           33          270            302
Shareholder servicing fees (Class
 A)................................       319           49          119             64
Shareholder servicing fees (Class
 B)................................        86            9           85             37
Shareholder servicing fees (Class
 C)................................        57            3           22             27
Shareholder servicing fees (Select
 Class)............................     2,437        1,115          732            896
Custodian and accounting fees......       278           83           79             99
Interest expense...................        --            2           --             --
Professional fees..................       107           30           42             32
Trustees' fees.....................        73           21           16             35
Printing and mailing costs.........       243           13           57             45
Registration and filing fees.......       182           42           48             61
Transfer agent fees................     1,466          394          578            570
Other..............................       203           71           44             41
                                     --------      -------      -------       --------
Total Expenses.....................    40,598       10,850        8,696         13,542
                                     --------      -------      -------       --------
Less amounts waived................    (9,269)      (1,701)      (1,639)        (1,781)
Less earnings credits..............       (15)          (1)          (4)           (19)
Less reimbursement for legal
 matters...........................       (25)          (7)          (5)            (6)
                                     --------      -------      -------       --------
Net Expenses.......................    31,289        9,141        7,048         11,736
                                     --------      -------      -------       --------
NET INVESTMENT INCOME (LOSS).......   230,255       65,092       46,035         92,389
                                     --------      -------      -------       --------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gain (loss) on
 transactions from:
 Investments.......................    83,952       (3,980)       4,813            866
Change in net unrealized
 appreciation/depreciation of:
 Investments.......................     7,230       27,341       27,545         20,969
                                     --------      -------      -------       --------
NET REALIZED/UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS...........    91,182       23,361       32,358         21,835
                                     --------      -------      -------       --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS..  $321,437      $88,453      $78,393       $114,224
                                     ========      =======      =======       ========
(c) Includes reimbursements of
    investment advisory,
    administration and shareholder
    servicing fees:................       452           35           28             56
                                     --------      -------      -------       --------


See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS, CONTINUED
JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                                                                             MORTGAGE-
                                                                               BACKED        SHORT       TREASURY        ULTRA
                                                             INTERMEDIATE    SECURITIES    DURATION      & AGENCY     SHORT TERM
                                                              BOND FUND         FUND       BOND FUND       FUND        BOND FUND
                                                             ------------    ----------    ---------    ----------    -----------
INVESTMENT INCOME:
Interest income............................................    $93,323        $71,449      $ 43,613      $ 8,113       $  70,703
Dividend income from affiliates (c)........................      1,465          2,960            85           52           1,220
Income from securities lending (net).......................        315              8           522           32              --
                                                               -------        -------      --------      -------       ---------
Total Investment Income....................................     95,103         74,417        44,220        8,197          71,923
                                                               -------        -------      --------      -------       ---------
EXPENSES:
Investment advisory fees...................................      9,178          5,159         6,220          644           9,488
Administration fees........................................      2,604          2,134         1,839          252           3,019
Distribution fees (Class A)................................        625             36           332          290           1,035
Distribution fees (Class B)................................      1,079             --           336          339             660
Distribution fees (Class C)................................        809             --           716           --           4,889
Shareholder servicing fees (Class A).......................        156             13            87           73             259
Shareholder servicing fees (Class B).......................         94                           28           23              57
Shareholder servicing fees (Class C).......................         63             --            56           --             411
Shareholder servicing fees (Select Class)..................        840            227           544           40             737
Custodian and accounting fees..............................        120             89           143           17             135
Interest expense...........................................         --             --            17           --(a)           --
Professional fees..........................................         42             39            50           18              61
Trustees' fees.............................................         27             19            20            3              33
Printing and mailing costs.................................         42              1            79            6             102
Registration and filing fees...............................         65             43            67           41             103
Transfer agent fees........................................        545             24           411           45             630
Other......................................................         80             83           120            6              81
                                                               -------        -------      --------      -------       ---------
Total Expenses.............................................     16,369          7,867        11,065        1,797          21,700
                                                               -------        -------      --------      -------       ---------
Less amounts waived........................................     (3,739)        (2,447)       (3,197)        (569)         (7,165)
Less earnings credits......................................         (6)            (7)           (6)          (1)            (13)
Less reimbursement for legal matters.......................         (9)            (7)           (6)          (1)            (11)
                                                               -------        -------      --------      -------       ---------
Net Expenses...............................................     12,615          5,406         7,856        1,226          14,511
                                                               -------        -------      --------      -------       ---------
NET INVESTMENT INCOME (LOSS)...............................     82,488         69,011        36,364        6,971          57,412
                                                               -------        -------      --------      -------       ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from:
 Investments...............................................     10,736          5,552        (1,912)       1,738            (777)
Change in net unrealized appreciation/depreciation of:
 Investments...............................................         41          7,344       (10,248)      (4,952)         (5,828)
                                                               -------        -------      --------      -------       ---------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS......     10,777         12,896       (12,160)      (3,214)         (6,605)
                                                               -------        -------      --------      -------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................    $93,265        $81,907      $ 24,204      $ 3,757       $  50,807
                                                               =======        =======      ========      =======       =========
(c) Includes reimbursements of investment advisory,
    administration and shareholder servicing fees:.........        142            386             3            2             129
                                                               -------        -------      --------      -------       ---------


------------

(a) Amount rounds to less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 144

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                CORE BOND                  CORE PLUS BOND            GOVERNMENT BOND FUND
                                       ---------------------------   --------------------------   --------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                        JUNE 30,       JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,
                                          2005           2004           2005          2004           2005          2004
                                       -----------   -------------   ----------   -------------   ----------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income (loss).........  $   230,255    $  250,042     $   65,092    $   65,340     $   46,035    $   46,842
Net realized gain (loss) on
  investments........................       83,952          (762)        (3,980)       (3,792)         4,813         1,627
Change in net unrealized
  appreciation/ depreciation from
  investments........................        7,230      (187,061)        27,341       (44,467)        27,545       (52,006)
                                       -----------    ----------     ----------    ----------     ----------    ----------
  Increase (decrease) in net assets
    from operations..................      321,437        62,219         88,453        17,081         78,393        (3,537)
                                       -----------    ----------     ----------    ----------     ----------    ----------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
From net investment income...........      (16,733)      (17,598)        (2,624)       (3,004)        (4,694)       (5,278)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
From net investment income...........       (3,926)       (4,496)          (419)         (518)        (3,622)       (4,754)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
From net investment income...........       (2,873)       (3,844)          (148)         (146)        (1,089)       (2,326)
DISTRIBUTIONS TO SELECT CLASS
  SHAREHOLDERS:
From net investment income...........     (203,802)     (237,037)       (62,584)      (61,537)       (37,357)      (35,193)
DISTRIBUTIONS TO ULTRA SHAREHOLDERS:
From net investment income...........      (11,737)           --           (308)           --             --            --
                                       -----------    ----------     ----------    ----------     ----------    ----------
  Total distributions to
    shareholders.....................     (239,071)     (262,975)       (66,083)      (65,205)       (46,762)      (47,551)
                                       -----------    ----------     ----------    ----------     ----------    ----------
CAPITAL SHARE TRANSACTIONS:
Increase (decrease)..................   (1,575,481)      576,378        (67,300)       58,243         64,259       (69,703)
NET ASSETS
Total increase (decrease) in net
  assets.............................   (1,493,115)      375,622        (44,930)       10,119         95,890      (120,791)
Beginning of period..................    5,429,413     5,053,791      1,380,970     1,370,851        989,317     1,110,108
                                       -----------    ----------     ----------    ----------     ----------    ----------
End of period........................  $ 3,936,298    $5,429,413     $1,336,040    $1,380,970     $1,085,207    $  989,317
                                       ===========    ==========     ==========    ==========     ==========    ==========
Accumulated undistributed
  (distributions in excess of) net
  investment income..................        1,167         1,084              8           415           (136)          169

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
(AMOUNTS IN THOUSANDS)

                                          HIGH YIELD BOND FUND          INTERMEDIATE BOND        MORTGAGE-BACKED SECURITIES
                                       --------------------------   --------------------------   --------------------------
                                       YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                        JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,
                                          2005          2004           2005          2004           2005          2004
                                       ----------   -------------   ----------   -------------   ----------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income (loss).........  $   92,389    $   79,705     $   82,488    $   91,147     $   69,011    $   55,740
Net realized gain (loss) on
  investments........................         866        13,434         10,736           594          5,552           549
Change in net unrealized
  appreciation/ depreciation from
  investments........................      20,969        15,305             41       (71,008)         7,344       (12,527)
                                       ----------    ----------     ----------    ----------     ----------    ----------
  Increase (decrease) in net assets
    from operations..................     114,224       108,444         93,265        20,733         81,907        43,762
                                       ----------    ----------     ----------    ----------     ----------    ----------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
From net investment income...........      (5,479)       (6,076)        (9,022)      (12,463)          (567)         (343)
From net realized gains on investment
  transactions.......................        (221)           --             --            --             --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
From net investment income...........      (2,828)       (2,582)        (4,822)       (6,065)            --            --
From net realized gains on investment
  transactions.......................        (124)           --             --            --             --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
From net investment income...........      (2,167)       (2,501)        (3,470)       (5,891)            --            --
From net realized gains on investment
  transactions.......................         (97)           --             --            --             --            --
DISTRIBUTIONS TO SELECT CLASS
  SHAREHOLDERS:
From net investment income...........     (80,984)      (68,018)       (63,754)      (70,273)       (51,490)      (62,315)
From net realized gains on investment
  transactions.......................      (3,337)           --             --            --             --            --
DISTRIBUTIONS TO ULTRA SHAREHOLDERS:
From net investment income...........      (1,399)           --         (4,106)           --        (20,249)           --
                                       ----------    ----------     ----------    ----------     ----------    ----------
  Total distributions to
    shareholders.....................     (96,636)      (79,177)       (85,174)      (94,692)       (72,306)      (62,658)
                                       ----------    ----------     ----------    ----------     ----------    ----------
CAPITAL SHARE TRANSACTIONS:
Increase (decrease)..................     (46,573)      303,195       (605,663)       22,152       (274,003)      405,358
NET ASSETS
Total increase (decrease) in net
  assets.............................     (28,985)      332,462       (597,572)      (51,807)      (264,402)      386,462
Beginning of period..................   1,194,425       861,963      2,017,445     2,069,252      1,537,906     1,151,444
                                       ----------    ----------     ----------    ----------     ----------    ----------
End of period........................  $1,165,440    $1,194,425     $1,419,873    $2,017,445     $1,273,504    $1,537,906
                                       ==========    ==========     ==========    ==========     ==========    ==========
Accumulated undistributed
  (distributions in excess of) net
  investment income..................        (154)          763            (27)          161            (24)         (255)

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 146

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
(AMOUNTS IN THOUSANDS)

                                             SHORT DURATION BOND           TREASURY & AGENCY          ULTRA SHORT TERM BOND
                                          --------------------------   --------------------------   --------------------------
                                          YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                           JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,
                                             2005          2004           2005          2004           2005          2004
                                          ----------   -------------   ----------   -------------   ----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)............      36,364        33,341         6,971         7,142          57,412        43,679
Net realized gain (loss) on
  investments...........................      (1,912)        3,280         1,738           743            (777)       (1,224)
Change in net unrealized appreciation/
  depreciation from investments.........     (10,248)      (30,505)       (4,952)       (9,531)         (5,828)      (10,971)
                                          ----------    ----------      --------      --------      ----------    ----------
  Increase (decrease) in net assets from
    operations..........................      24,204         6,116         3,757        (1,646)         50,807        31,484
                                          ----------    ----------      --------      --------      ----------    ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income..............      (2,853)       (3,230)       (3,704)       (3,451)         (9,310)       (8,268)
From net realized gains on investment
  transactions..........................          --            --        (1,133)         (418)             --            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
From net investment income..............        (796)       (1,052)       (1,248)       (1,798)         (1,733)       (1,711)
From net realized gains on investment
  transactions..........................          --            --          (407)         (290)             --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income..............      (1,663)       (2,624)           --            --         (12,725)      (12,173)
From net realized gains on investment
  transactions..........................          --            --            --            --              --            --
DISTRIBUTIONS TO SELECT CLASS
  SHAREHOLDERS:
From net investment income..............     (26,089)      (28,125)       (2,050)       (1,855)        (32,550)      (29,425)
From net realized gains on investment
  transactions..........................          --            --          (511)         (239)             --            --
DISTRIBUTIONS TO ULTRA SHAREHOLDERS:
From net investment income..............      (5,705)           --            --            --          (5,441)           --
                                          ----------    ----------      --------      --------      ----------    ----------
  Total distributions to shareholders...     (37,106)      (35,031)       (9,053)       (8,051)        (61,759)      (51,577)
                                          ----------    ----------      --------      --------      ----------    ----------
CAPITAL SHARE TRANSACTIONS:
Increase (decrease).....................    (147,267)       63,694       (34,081)      (57,393)       (208,766)     (123,535)
NET ASSETS
Total increase (decrease) in net
  assets................................    (160,169)       34,779       (39,377)      (67,090)       (219,718)     (143,628)
Beginning of period.....................   1,295,796     1,261,017       190,210       257,300       2,192,638     2,336,266
                                          ----------    ----------      --------      --------      ----------    ----------
End of period...........................  $1,135,627    $1,295,796      $150,833      $190,210      $1,972,920    $2,192,638
                                          ==========    ==========      ========      ========      ==========    ==========
Accumulated undistributed (distributions
  in excess of) net investment income...          30           278            23            45           2,415           374

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                                  CORE PLUS BOND FUND      GOVERNMENT BOND FUND
                                                         CORE BOND FUND         -----------------------   -----------------------
                                                    -------------------------      YEAR         YEAR         YEAR         YEAR
                                                    YEAR ENDED    YEAR ENDED      ENDED        ENDED        ENDED        ENDED
                                                     JUNE 30,      JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                       2005          2004          2005         2004         2005         2004
                                                    -----------   -----------   ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued......................  $   143,235   $   146,407   $  13,575    $  22,608    $  36,823    $  46,859
 Net assets acquired in Fund Reorganization (note
   9).............................................       17,702            --          --           --       44,516
 Dividends reinvested.............................       14,333        14,452       1,696        1,853        3,566        3,468
 Cost of shares redeemed..........................     (155,486)     (226,606)    (18,591)     (39,021)     (34,340)    (109,811)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in net assets from Class A capital
 transactions.....................................  $    19,784   $   (65,747)  $  (3,320)   $ (14,560)   $  50,565    $ (59,484)
                                                    ===========   ===========   =========    =========    =========    =========
CLASS B SHARES:
 Proceeds from shares issued......................  $    10,967   $    11,104   $   1,726    $   2,947    $   7,383    $  10,680
 Net assets acquired in Fund Reorganization (note
   9).............................................       10,985            --          --           --       11,923
 Dividends reinvested.............................        2,674         2,884         325          396        3,107        3,924
 Cost of shares redeemed..........................      (29,035)      (46,416)     (4,552)      (6,337)     (31,955)     (62,257)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in net assets from Class B capital
 transactions.....................................  $    (4,409)  $   (32,428)  $  (2,501)   $  (2,994)   $  (9,542)   $ (47,653)
                                                    ===========   ===========   =========    =========    =========    =========
CLASS C SHARES:
 Proceeds from shares issued......................  $    11,473   $    21,595   $     956    $   1,981    $   6,479    $  27,913
 Dividends reinvested.............................        1,775         2,344         119          106          939        1,938
 Cost of shares redeemed..........................      (29,309)      (64,001)     (1,388)      (1,716)     (26,287)     (58,958)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in net assets from Class C capital
 transactions.....................................  $   (16,061)  $   (40,062)  $    (313)   $     371    $ (18,869)   $ (29,107)
                                                    ===========   ===========   =========    =========    =========    =========
SELECT CLASS SHARES:
 Proceeds from shares issued......................  $ 1,180,277   $ 1,739,685   $ 170,708    $ 280,058    $ 106,361    $ 179,077
 Net assets acquired in Fund Reorganization (note
   9).............................................      806,911            --          --           --       73,203           --
 Dividends reinvested.............................      114,096       150,465       2,805        5,967        1,361        1,461
 Cost of shares redeemed..........................   (4,320,898)   (1,175,535)   (248,564)    (210,599)    (138,820)    (113,997)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in net assets from Select Class capital
 transactions.....................................  $(2,219,614)  $   714,615   $ (75,051)   $  75,426    $  42,105    $  66,541
                                                    ===========   ===========   =========    =========    =========    =========
ULTRA SHARES:
 Proceeds from shares issued......................  $   722,418                 $  14,525
 Dividends reinvested.............................        4,918                        --
 Cost of shares redeemed..........................      (82,517)                     (640)
                                                    -----------                 ---------
Change in net assets from Ultra capital
 transactions.....................................  $   644,819                 $  13,885
                                                    ===========                 =========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued...........................................       13,134        13,314       1,712        2,839        3,552        4,506
 Shares issued in connection with Fund
   Reorganization (note 9)........................        1,630            --          --           --        4,299           --
 Reinvested.......................................        1,316         1,317         214          233          344          334
 Redeemed.........................................      (14,280)      (20,661)     (2,344)      (4,895)      (3,314)     (10,571)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in Class A Shares..........................        1,800        (6,030)       (418)      (1,823)       4,881       (5,731)
                                                    ===========   ===========   =========    =========    =========    =========
CLASS B SHARES:
 Issued...........................................        1,007         1,012         216          367          712        1,024
 Shares issued in connection with Fund
   Reorganization (note 9)........................        1,012            --          --           --        1,153           --
 Reinvested.......................................          246           263          41           50          301          378
 Redeemed.........................................       (2,669)       (4,242)       (572)        (794)      (3,089)      (6,019)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in Class B Shares..........................         (404)       (2,967)       (315)        (377)        (923)      (4,617)
                                                    ===========   ===========   =========    =========    =========    =========
CLASS C SHARES:
 Issued...........................................        1,048         1,954         120          246          626        2,681
 Reinvested.......................................          162           213          15           13           91          187
 Redeemed.........................................       (2,678)       (5,821)       (175)        (215)      (2,539)      (5,698)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in Class C Shares..........................       (1,468)       (3,654)        (40)          44       (1,822)      (2,830)
                                                    ===========   ===========   =========    =========    =========    =========
SELECT CLASS SHARES:
 Issued...........................................      107,996       158,098      21,531       35,225       10,275       17,315
 Shares issued in connection with Fund
   Reorganization (note 9)........................       74,368            --          --           --        7,077           --
 Reinvested.......................................       10,471        13,722         355          750          132          141
 Redeemed.........................................     (395,418)     (107,099)    (31,321)     (26,491)     (13,427)     (10,998)
                                                    -----------   -----------   ---------    ---------    ---------    ---------
Change in Select Class Shares.....................     (202,583)       64,721      (9,435)       9,484        4,057        6,458
                                                    ===========   ===========   =========    =========    =========    =========
ULTRA SHARES:
 Issued...........................................       66,743                     1,830
 Reinvested.......................................          455                        --
 Redeemed.........................................       (7,667)                      (81)
                                                    -----------                 ---------
Change in Ultra Shares............................       59,530                     1,749
                                                    ===========                 =========

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 148

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
(AMOUNTS IN THOUSANDS)

                                                                                                                MORTGAGE-
                                                     HIGH YIELD BOND FUND      INTERMEDIATE BOND FUND     BACKED SECURITIES FUND
                                                    -----------------------   ------------------------   ------------------------
                                                       YEAR         YEAR                       YEAR                       YEAR
                                                      ENDED        ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED
                                                     JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,     JUNE 30,      JUNE 30,
                                                       2005         2004         2005          2004         2005          2004
                                                    ----------   ----------   -----------   ----------   -----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued......................  $  31,700    $  88,717    $    57,955   $  78,669    $     9,262   $   5,047
 Dividends reinvested.............................      3,881        3,916          7,238      10,091            401         265
 Cost of shares redeemed..........................    (43,888)    (102,287)      (131,624)   (174,367)        (2,293)    (11,290)
 Transaction Fees.................................         --(b)        --             --          --             --          --
                                                    ---------    ---------    -----------   ---------    -----------   ---------
Change in net assets from Class A capital
 transactions.....................................  $  (8,307)   $  (9,654)   $   (66,431)  $ (85,607)   $     7,370   $  (5,978)
                                                    =========    =========    ===========   =========    ===========   =========
CLASS B SHARES:
 Proceeds from shares issued......................  $   9,033    $  15,085    $     5,809   $  17,070
 Dividends reinvested.............................      1,587        1,282          3,809       4,640
 Cost of shares redeemed..........................    (10,888)     (10,853)       (39,691)    (69,109)
 Transaction Fees.................................          1           --             --          --
                                                    ---------    ---------    -----------   ---------
Change in net assets from Class B capital
 transactions.....................................  $    (267)   $   5,514    $   (30,073)  $ (47,399)
                                                    =========    =========    ===========   =========
CLASS C SHARES:
 Proceeds from shares issued......................  $   6,804    $  21,494    $    10,724   $  37,753
 Dividends reinvested.............................      1,564        1,754          2,615       4,411
 Cost of shares redeemed..........................    (15,876)     (19,764)       (67,055)   (101,120)
 Transaction Fees.................................         --(b)
                                                    ---------    ---------    -----------   ---------
Change in net assets from Class C capital
 transactions.....................................  $  (7,508)   $   3,484    $   (53,716)  $ (58,956)
                                                    =========    =========    ===========   =========
SELECT CLASS SHARES:
 Proceeds from shares issued......................  $ 253,649    $ 484,429    $   476,049   $ 682,103    $   372,340   $ 514,907
 Dividends reinvested.............................      9,018        4,994         23,725      30,113         40,634      46,946
 Cost of shares redeemed..........................   (335,330)    (185,572)    (1,089,278)   (498,102)    (1,822,493)   (150,517)
 Transaction Fees.................................          1           --             --          --             --          --
                                                    ---------    ---------    -----------   ---------    -----------   ---------
Change in net assets from Select Class capital
 transactions.....................................  $ (72,662)   $ 303,851    $  (589,504)  $ 214,114    $(1,409,519)  $ 411,336
                                                    =========    =========    ===========   =========    ===========   =========
ULTRA SHARES:
 Proceeds from shares issued......................     49,888                     222,727                  1,160,694
 Dividends reinvested.............................         --                         698                     14,224
 Cost of shares redeemed..........................     (7,717)                    (89,364)                   (46,772)
                                                    ---------                 -----------                -----------
Change in net assets from Ultra capital
 transactions.....................................     42,171                     134,061                  1,128,146
                                                    =========                 ===========                ===========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued...........................................      3,780       11,079          5,412       7,259            854         462
 Reinvested.......................................        465          483            678         932             37          24
 Redeemed.........................................     (5,247)     (12,678)       (12,273)    (16,147)          (212)     (1,039)
                                                    ---------    ---------    -----------   ---------    -----------   ---------
Change in Class A Shares..........................     (1,002)      (1,116)        (6,183)     (7,956)           679        (553)
                                                    =========    =========    ===========   =========    ===========   =========
CLASS B SHARES:
 Issued...........................................      1,077        1,864            550       1,591
 Reinvested.......................................        190          158            361         434
 Redeemed.........................................     (1,305)      (1,331)        (3,762)     (6,472)
                                                    ---------    ---------    -----------   ---------
Change in Class B Shares..........................        (38)         691         (2,851)     (4,447)
                                                    =========    =========    ===========   =========
CLASS C SHARES:
 Issued...........................................        809        2,644          1,015       3,520
 Reinvested.......................................        187          216            248         413
 Redeemed.........................................     (1,897)      (2,433)        (6,334)     (9,471)
                                                    ---------    ---------    -----------   ---------
Change in Class C Shares..........................       (901)         427         (5,071)     (5,538)
                                                    =========    =========    ===========   =========
SELECT CLASS SHARES:
 Issued...........................................     30,161       59,553         44,490      62,987         34,791      47,983
 Reinvested.......................................      1,075          615          2,217       2,782          3,803       4,369
 Redeemed.........................................    (39,681)     (22,903)      (101,847)    (45,973)      (171,270)    (13,966)
                                                    ---------    ---------    -----------   ---------    -----------   ---------
Change in Select Class Shares.....................     (8,445)      37,265        (55,140)     19,796       (132,676)     38,386
                                                    =========    =========    ===========   =========    ===========   =========
ULTRA SHARES:
 Issued...........................................      5,829                      20,906                    109,466
 Reinvested.......................................         --                          66                      1,339
 Redeemed.........................................       (949)                     (8,388)                    (4,398)
                                                    ---------                 -----------                -----------
Change in Ultra Shares............................      4,880                      12,584                    106,407
                                                    =========                 ===========                ===========

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
(AMOUNTS IN THOUSANDS)

                                                  SHORT DURATION BOND FUND   TREASURY & AGENCY FUND    ULTRA SHORT TERM BOND FUND
                                                  ------------------------   -----------------------   --------------------------
                                                                   YEAR         YEAR         YEAR                        YEAR
                                                  YEAR ENDED      ENDED        ENDED        ENDED       YEAR ENDED       ENDED
                                                   JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,      JUNE 30,      JUNE 30,
                                                     2005          2004         2005         2004          2005          2004
                                                  -----------   ----------   ----------   ----------   ------------   -----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued....................  $    30,928   $  62,462     $ 39,292     $ 39,002    $   159,519     $ 365,140
 Dividends reinvested...........................        2,382       2,517        3,623        2,559          6,848         5,950
 Cost of shares redeemed........................      (43,764)    (81,339)     (49,368)     (71,577)      (245,704)     (371,062)
                                                  -----------   ---------     --------     --------    -----------     ---------
Change in net assets from Class A capital
 transactions...................................  $   (10,454)  $ (16,360)    $ (6,453)    $(30,016)   $   (79,337)    $      28
                                                  ===========   =========     ========     ========    ===========     =========
CLASS B SHARES:
 Proceeds from shares issued....................  $     2,503   $  12,390     $    498     $  4,480    $     5,093     $  23,060
 Dividends reinvested...........................          666         870        1,361        1,707          1,520         1,455
 Cost of shares redeemed........................      (16,021)    (21,621)     (27,294)     (33,004)       (25,861)      (43,751)
                                                  -----------   ---------     --------     --------    -----------     ---------
Change in net assets from Class B capital
 transactions...................................  $   (12,852)  $  (8,361)    $(25,435)    $(26,817)   $   (19,248)    $ (19,236)
                                                  ===========   =========     ========     ========    ===========     =========
CLASS C SHARES:
 Proceeds from shares issued....................  $    20,457   $  75,006                              $   262,889     $ 583,641
 Dividends reinvested...........................        1,498       2,324                                   11,675        10,700
 Cost of shares redeemed........................      (63,598)   (132,930)                                (436,940)     (725,245)
                                                  -----------   ---------                              -----------     ---------
Change in net assets from Class C capital
 transactions...................................  $   (41,643)  $ (55,600)                             $  (162,376)    $(130,904)
                                                  ===========   =========                              ===========     =========
SELECT CLASS SHARES:
 Proceeds from shares issued....................  $   532,445   $ 680,564     $ 14,086     $ 18,640    $   693,975     $ 733,383
 Dividends reinvested...........................        8,217       8,176          641          604         16,102         8,034
 Cost of shares redeemed........................   (1,016,766)   (544,725)     (16,920)     (19,804)    (1,084,257)     (714,840)
                                                  -----------   ---------     --------     --------    -----------     ---------
Change in net assets from Select Class capital
 transactions...................................  $  (476,104)  $ 144,015     $ (2,193)    $   (560)   $  (374,180)    $  26,577
                                                  ===========   =========     ========     ========    ===========     =========
ULTRA SHARES:
 Proceeds from shares issued....................  $   502,301                                          $   482,991
 Dividends reinvested...........................        1,906                                                2,837
 Cost of shares redeemed........................     (110,421)                                             (59,453)
                                                  -----------                                          -----------
Change in net assets from Ultra capital
 transactions...................................  $   393,786                                          $   426,375
                                                  ===========                                          ===========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.........................................        2,918       5,795        3,845        3,702         16,136        36,696
 Reinvested.....................................          225         234          356          243            694           599
 Redeemed.......................................       (4,133)     (7,559)      (4,860)      (6,795)       (24,855)      (37,324)
                                                  -----------   ---------     --------     --------    -----------     ---------
Change in Class A Shares........................         (990)     (1,530)        (659)      (2,850)        (8,025)          (29)
                                                  ===========   =========     ========     ========    ===========     =========
CLASS B SHARES:
 Issued.........................................          234       1,142           49          423            519         2,337
 Reinvested.....................................           63          80          134          162            155           147
 Redeemed.......................................       (1,502)     (1,997)      (2,680)      (3,143)        (2,637)       (4,431)
                                                  -----------   ---------     --------     --------    -----------     ---------
Change in Class B Shares........................       (1,205)       (775)      (2,497)      (2,558)        (1,963)       (1,947)
                                                  ===========   =========     ========     ========    ===========     =========
CLASS C SHARES:
 Issued.........................................        1,916       6,924                                   26,821        59,167
 Reinvested.....................................          141         215                                    1,194         1,086
 Redeemed.......................................       (5,963)    (12,281)                                 (44,601)      (73,570)
                                                  -----------   ---------                              -----------     ---------
Change in Class C Shares........................       (3,906)     (5,142)                                 (16,586)      (13,317)
                                                  ===========   =========                              ===========     =========
SELECT CLASS SHARES:
 Issued.........................................       50,151      63,199        1,383        1,770         70,220        73,771
 Reinvested.....................................          773         760           63           58          1,632           809
 Redeemed.......................................      (96,103)    (50,583)      (1,658)      (1,881)      (109,846)      (71,882)
                                                  -----------   ---------     --------     --------    -----------     ---------
Change in Select Class Shares...................      (45,179)     13,376         (212)         (53)       (37,994)        2,698
                                                  ===========   =========     ========     ========    ===========     =========
ULTRA SHARES:
 Issued.........................................       47,597                                               49,005
 Reinvested.....................................          181                                                  289
 Redeemed.......................................      (10,485)                                              (6,033)
                                                  -----------                                          -----------
Change in Ultra Shares..........................       37,293                                               43,261
                                                  ===========                                          ===========

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 150

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------------
                                                           INVESTMENT OPERATIONS
                                          -------------------------------------------------------
                                          NET ASSET        NET         NET REALIZED
                                           VALUE,      INVESTMENT     AND UNREALIZED   TOTAL FROM
                                          BEGINNING      INCOME       GAINS (LOSSES)   INVESTMENT
                                          OF PERIOD      (LOSS)       ON INVESTMENTS   OPERATIONS
                                          ---------   -------------   --------------   ----------

CORE BOND FUND (CLASS A)
 Year Ended June 30, 2005...............   $10.77         $0.51           $ 0.15         $ 0.66
 Year Ended June 30, 2004...............    11.18          0.48            (0.39)          0.09
 Year Ended June 30, 2003...............    10.82          0.62             0.35           0.97
 Year Ended June 30, 2002...............    10.59          0.66             0.28           0.94
 Year Ended June 30, 2001...............    10.08          0.63             0.51           1.14

CORE PLUS BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     7.82          0.36             0.14           0.50
 Year Ended June 30, 2004...............     8.10          0.36            (0.28)          0.08
 Year Ended June 30, 2003...............     7.81          0.45             0.30           0.75
 Year Ended June 30, 2002...............     7.75          0.46             0.05           0.51
 Year Ended June 30, 2001...............     7.50          0.46             0.26           0.72

GOVERNMENT BOND FUND (CLASS A)
 Year Ended June 30, 2005...............    10.16          0.46             0.33           0.79
 Year Ended June 30, 2004...............    10.67          0.48            (0.52)         (0.04)
 Year Ended June 30, 2003...............    10.26          0.52             0.42           0.94
 Year Ended June 30, 2002...............     9.93          0.55             0.33           0.88
 Year Ended June 30, 2001...............     9.55          0.58             0.38           0.96

HIGH YIELD BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     8.17          0.61             0.14           0.75
 Year Ended June 30, 2004...............     7.92          0.61             0.23           0.84
 Year Ended June 30, 2003...............     7.30          0.65             0.62           1.27
 Year Ended June 30, 2002...............     8.19          0.70            (0.89)         (0.19)
 Year Ended June 30, 2001...............     8.89          0.84            (0.70)          0.14

INTERMEDIATE BOND FUND (CLASS A)
 Year Ended June 30, 2005...............    10.63          0.40             0.12           0.52
 Year Ended June 30, 2004...............    11.01          0.47            (0.37)          0.10
 Year Ended June 30, 2003...............    10.70          0.57             0.32           0.89
 Year Ended June 30, 2002...............    10.50          0.62             0.21           0.83
 Year Ended June 30, 2001...............    10.07          0.60             0.43           1.03

MORTGAGE-BACKED SECURITIES FUND (CLASS A)
 Year Ended June 30, 2005...............    10.77          0.49             0.08           0.57
 Year Ended June 30, 2004...............    10.89          0.42            (0.08)          0.34
 Year Ended June 30, 2003...............    11.00          0.60            (0.04)          0.56
 Year Ended June 30, 2002...............    10.47          0.61             0.55           1.16
 August 18, 2000 (b) to June 30, 2001...    10.00          0.59             0.47           1.06

SHORT DURATION BOND FUND (CLASS A)
 Year Ended June 30, 2005...............    10.62          0.28            (0.10)          0.18
 Year Ended June 30, 2004...............    10.86          0.27            (0.23)          0.04
 Year Ended June 30, 2003...............    10.72          0.35             0.18           0.53
 Year Ended June 30, 2002...............    10.56          0.48             0.19           0.67
 Year Ended June 30, 2001...............    10.28          0.58             0.27           0.85

TREASURY & AGENCY FUND (CLASS A)
 Year Ended June 30, 2005...............    10.31          0.42            (0.20)          0.22
 Year Ended June 30, 2004...............    10.76          0.35            (0.40)         (0.05)
 Year Ended June 30, 2003...............    10.33          0.38             0.43           0.81
 Year Ended June 30, 2002...............    10.04          0.44             0.29           0.73
 Year Ended June 30, 2001...............     9.65          0.55             0.39           0.94

ULTRA SHORT TERM BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     9.89          0.27            (0.04)          0.23
 Year Ended June 30, 2004...............     9.97          0.20            (0.05)          0.15
 Year Ended June 30, 2003...............     9.95          0.24             0.04           0.28
 Year Ended June 30, 2002...............     9.86          0.36             0.11           0.47
 Year Ended June 30, 2001...............     9.73          0.59             0.14           0.73

                                                    PER SHARE OPERATING PERFORMANCE
                                          ---------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL       TRANSACTION
                                            INCOME      GAINS     DISTRIBUTIONS      FEES
                                          ----------   --------   -------------   -----------
CORE BOND FUND (CLASS A)
 Year Ended June 30, 2005...............    $(0.52)     $   --       $(0.52)         $  --
 Year Ended June 30, 2004...............     (0.50)         --        (0.50)            --
 Year Ended June 30, 2003...............     (0.60)      (0.01)       (0.61)            --
 Year Ended June 30, 2002...............     (0.68)      (0.03)       (0.71)            --
 Year Ended June 30, 2001...............     (0.63)         --        (0.63)            --
CORE PLUS BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.37)         --        (0.37)            --
 Year Ended June 30, 2004...............     (0.36)         --        (0.36)            --
 Year Ended June 30, 2003...............     (0.46)         --        (0.46)            --
 Year Ended June 30, 2002...............     (0.45)         --        (0.45)            --
 Year Ended June 30, 2001...............     (0.47)         --        (0.47)            --
GOVERNMENT BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.47)         --        (0.47)            --
 Year Ended June 30, 2004...............     (0.47)         --        (0.47)            --
 Year Ended June 30, 2003...............     (0.53)         --        (0.53)            --
 Year Ended June 30, 2002...............     (0.55)         --        (0.55)            --
 Year Ended June 30, 2001...............     (0.58)         --        (0.58)            --
HIGH YIELD BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.61)      (0.02)       (0.63)            --(c)
 Year Ended June 30, 2004...............     (0.59)         --        (0.59)            --
 Year Ended June 30, 2003...............     (0.65)         --        (0.65)            --
 Year Ended June 30, 2002...............     (0.70)         --        (0.70)            --
 Year Ended June 30, 2001...............     (0.84)         --        (0.84)            --
INTERMEDIATE BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.50)         --        (0.50)            --
 Year Ended June 30, 2004...............     (0.48)         --        (0.48)            --
 Year Ended June 30, 2003...............     (0.58)         --        (0.58)            --
 Year Ended June 30, 2002...............     (0.63)         --        (0.63)            --
 Year Ended June 30, 2001...............     (0.60)         --        (0.60)            --
MORTGAGE-BACKED SECURITIES FUND (CLASS A
 Year Ended June 30, 2005...............     (0.51)         --        (0.51)            --
 Year Ended June 30, 2004...............     (0.46)         --        (0.46)            --
 Year Ended June 30, 2003...............     (0.66)      (0.01)       (0.67)            --
 Year Ended June 30, 2002...............     (0.62)      (0.01)       (0.63)            --
 August 18, 2000 (b) to June 30, 2001...     (0.59)         --        (0.59)            --
SHORT DURATION BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.29)         --        (0.29)            --
 Year Ended June 30, 2004...............     (0.28)         --        (0.28)            --
 Year Ended June 30, 2003...............     (0.39)         --        (0.39)            --
 Year Ended June 30, 2002...............     (0.51)         --        (0.51)            --
 Year Ended June 30, 2001...............     (0.57)         --        (0.57)            --
TREASURY & AGENCY FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.42)      (0.11)       (0.53)            --
 Year Ended June 30, 2004...............     (0.35)      (0.05)       (0.40)            --
 Year Ended June 30, 2003...............     (0.38)         --        (0.38)            --
 Year Ended June 30, 2002...............     (0.44)         --        (0.44)            --
 Year Ended June 30, 2001...............     (0.55)         --        (0.55)            --
ULTRA SHORT TERM BOND FUND (CLASS A)
 Year Ended June 30, 2005...............     (0.29)         --        (0.29)            --
 Year Ended June 30, 2004...............     (0.23)         --        (0.23)            --
 Year Ended June 30, 2003...............     (0.26)         --        (0.26)            --
 Year Ended June 30, 2002...............     (0.38)         --        (0.38)            --
 Year Ended June 30, 2001...............     (0.60)         --        (0.60)            --

------------

(a) Annualized for periods less than one year.

(b) Inception date of Class A.

(c) Amount rounds to less than $0.01 per share.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                     ---------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS (a):
                                                                                  --------------------------------------------
                                         NET ASSET                   NET ASSETS                 NET             EXPENSES
                                          VALUE,                       END OF                INVESTMENT     WITHOUT WAIVERS,
                                          END OF         TOTAL         PERIOD       NET        INCOME        REIMBURSEMENTS
                                          PERIOD        RETURN        (000'S)     EXPENSES     (LOSS)     AND EARNINGS CREDITS
                                         ---------   -------------   ----------   --------   ----------   --------------------

CORE BOND FUND (CLASS A)
  Year Ended June 30, 2005..............  $10.91          6.23%       $373,401      0.82%       4.52%             1.09%
  Year Ended June 30, 2004..............   10.77          0.84         349,290      0.85        4.34              1.16
  Year Ended June 30, 2003..............   11.18          9.20         429,859      0.85        5.57              1.17
  Year Ended June 30, 2002..............   10.82          9.09         262,489      0.85        6.09              1.18
  Year Ended June 30, 2001..............   10.59         11.58         170,715      0.85        6.15              1.18

CORE PLUS BOND FUND (CLASS A)
  Year Ended June 30, 2005..............    7.95          6.47          56,320      0.90        4.54              1.09
  Year Ended June 30, 2004..............    7.82          0.98          58,697      0.88        4.50              1.15
  Year Ended June 30, 2003..............    8.10          9.80          75,575      0.89        5.63              1.17
  Year Ended June 30, 2002..............    7.81          6.76          57,173      0.89        5.86              1.16
  Year Ended June 30, 2001..............    7.75          9.87          59,303      0.89        6.18              1.16

GOVERNMENT BOND FUND (CLASS A)
  Year Ended June 30, 2005..............   10.48          7.89         140,496      0.79        4.43              1.02
  Year Ended June 30, 2004..............   10.16         (0.40)         86,614      0.87        4.38              1.04
  Year Ended June 30, 2003..............   10.67          9.29         152,028      0.87        4.92              1.03
  Year Ended June 30, 2002..............   10.26          9.01          74,166      0.87        5.37              1.03
  Year Ended June 30, 2001..............    9.93         10.23          52,782      0.87        5.87              1.02

HIGH YIELD BOND FUND (CLASS A)
  Year Ended June 30, 2005..............    8.29          9.47          68,636      1.12        7.22              1.33
  Year Ended June 30, 2004..............    8.17         10.96          75,885      1.12        7.37              1.33
  Year Ended June 30, 2003..............    7.92         18.64          82,386      1.14        8.86              1.35
  Year Ended June 30, 2002..............    7.30         (2.60)         32,756      1.15        8.91              1.37
  Year Ended June 30, 2001..............    8.19          1.63          16,587      1.14        9.95              1.36

INTERMEDIATE BOND FUND (CLASS A)
  Year Ended June 30, 2005..............   10.65          4.99         173,146      0.83        4.48              1.10
  Year Ended June 30, 2004..............   10.63          0.91         238,399      0.83        4.27              1.17
  Year Ended June 30, 2003..............   11.01          8.52         334,574      0.83        5.24              1.17
  Year Ended June 30, 2002..............   10.70          8.08         233,915      0.83        5.88              1.17
  Year Ended June 30, 2001..............   10.50         10.49         191,660      0.83        5.80              1.15

MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Year Ended June 30, 2005..............   10.83          5.40          15,077      0.65        4.50              0.92
  Year Ended June 30, 2004..............   10.77          3.07           7,681      0.65        4.23              0.82
  Year Ended June 30, 2003..............   10.89          5.17          13,783      0.65        3.84              0.89
  Year Ended June 30, 2002..............   11.00         11.44           1,344      0.65        4.67              0.90
  August 18, 2000(b) to June 30, 2001...   10.47         10.87               9      0.65        6.19              0.91

SHORT DURATION BOND FUND (CLASS A)
  Year Ended June 30, 2005..............   10.51          1.72          97,744      0.80        2.64              1.10
  Year Ended June 30, 2004..............   10.62          0.39         109,252      0.80        2.51              1.16
  Year Ended June 30, 2003..............   10.86          5.01         128,309      0.80        3.26              1.16
  Year Ended June 30, 2002..............   10.72          6.41          49,282      0.80        4.57              1.16
  Year Ended June 30, 2001..............   10.56          8.49          24,077      0.79        5.54              1.16

TREASURY & AGENCY FUND (CLASS A)
  Year Ended June 30, 2005..............   10.00          2.22          82,360      0.67        4.05              0.99
  Year Ended June 30, 2004..............   10.31         (0.52)         91,714      0.65        3.30              0.95
  Year Ended June 30, 2003..............   10.76          7.97         126,395      0.65        3.61              0.95
  Year Ended June 30, 2002..............   10.33          7.39         124,058      0.65        4.31              0.95
  Year Ended June 30, 2001..............   10.04          9.93          66,320      0.65        5.49              0.95

ULTRA SHORT-TERM BOND FUND (CLASS A)
  Year Ended June 30, 2005..............    9.83          2.36         281,966      0.70        2.67              1.05
  Year Ended June 30, 2004..............    9.89          1.53         362,796      0.70        1.97              1.12
  Year Ended June 30, 2003..............    9.97          2.83         366,214      0.70        2.34              1.12
  Year Ended June 30, 2002..............    9.95          4.88         162,338      0.65        3.62              1.12
  Year Ended June 30, 2001..............    9.86          7.67          53,882      0.65        5.91              1.11

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                            RATE
                                          ---------
CORE BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      16%
  Year Ended June 30, 2004..............      20
  Year Ended June 30, 2003..............      23
  Year Ended June 30, 2002..............      32
  Year Ended June 30, 2001..............      21
CORE PLUS BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      20
  Year Ended June 30, 2004..............      24
  Year Ended June 30, 2003..............      16
  Year Ended June 30, 2002..............      23
  Year Ended June 30, 2001..............      18
GOVERNMENT BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      10
  Year Ended June 30, 2004..............      16
  Year Ended June 30, 2003..............      19
  Year Ended June 30, 2002..............      24
  Year Ended June 30, 2001..............      13
HIGH YIELD BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      68
  Year Ended June 30, 2004..............      58
  Year Ended June 30, 2003..............      52
  Year Ended June 30, 2002..............      34
  Year Ended June 30, 2001..............      30
INTERMEDIATE BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      10
  Year Ended June 30, 2004..............      17
  Year Ended June 30, 2003..............      24
  Year Ended June 30, 2002..............      33
  Year Ended June 30, 2001..............      23
MORTGAGE-BACKED SECURITIES FUND (CLASS
 A)
  Year Ended June 30, 2005..............      25
  Year Ended June 30, 2004..............      12
  Year Ended June 30, 2003..............      35
  Year Ended June 30, 2002..............      36
  August 18, 2000(b) to June 30, 2001...      30
SHORT DURATION BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      27
  Year Ended June 30, 2004..............      54
  Year Ended June 30, 2003..............      27
  Year Ended June 30, 2002..............      50
  Year Ended June 30, 2001..............      46
TREASURY & AGENCY FUND (CLASS A)
  Year Ended June 30, 2005..............      22
  Year Ended June 30, 2004..............      23
  Year Ended June 30, 2003..............      33
  Year Ended June 30, 2002..............      41
  Year Ended June 30, 2001..............      48
ULTRA SHORT-TERM BOND FUND (CLASS A)
  Year Ended June 30, 2005..............      26
  Year Ended June 30, 2004..............      46
  Year Ended June 30, 2003..............      36
  Year Ended June 30, 2002..............      39
  Year Ended June 30, 2001..............      38

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 152

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
                                          ---------   ----------   --------------   ----------

CORE BOND FUND (CLASS B)
 Year Ended June 30, 2005...............   $10.76       $0.42          $ 0.17         $ 0.59
 Year Ended June 30, 2004...............    11.17        0.41           (0.39)          0.02
 Year Ended June 30, 2003...............    10.81        0.54            0.36           0.90
 Year Ended June 30, 2002...............    10.59        0.58            0.28           0.86
 Year Ended June 30, 2001...............    10.08        0.57            0.51           1.08

CORE PLUS BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     7.86        0.32            0.12           0.44
 Year Ended June 30, 2004...............     8.14        0.31           (0.28)          0.03
 Year Ended June 30, 2003...............     7.84        0.40            0.30           0.70
 Year Ended June 30, 2002...............     7.78        0.41            0.05           0.46
 Year Ended June 30, 2001...............     7.53        0.42            0.25           0.67

GOVERNMENT BOND FUND (CLASS B)
 Year Ended June 30, 2005...............    10.16        0.39            0.32           0.71
 Year Ended June 30, 2004...............    10.66        0.40           (0.50)         (0.10)
 Year Ended June 30, 2003...............    10.26        0.45            0.41           0.86
 Year Ended June 30, 2002...............     9.93        0.47            0.34           0.81
 Year Ended June 30, 2001...............     9.55        0.51            0.38           0.89

HIGH YIELD BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     8.18        0.55            0.14           0.69
 Year Ended June 30, 2004...............     7.93        0.55            0.24           0.79
 Year Ended June 30, 2003...............     7.32        0.60            0.62           1.22
 Year Ended June 30, 2002...............     8.21        0.65           (0.89)         (0.24)
 Year Ended June 30, 2001...............     8.91        0.79           (0.70)          0.09

INTERMEDIATE BOND FUND (CLASS B)
 Year Ended June 30, 2005...............    10.49        0.38            0.08           0.46
 Year Ended June 30, 2004...............    10.88        0.39           (0.37)          0.02
 Year Ended June 30, 2003...............    10.59        0.49            0.32           0.81
 Year Ended June 30, 2002...............    10.40        0.55            0.21           0.76
 Year Ended June 30, 2001...............     9.97        0.53            0.44           0.97

SHORT DURATION BOND FUND (CLASS B)
 Year Ended June 30, 2005...............    10.69        0.23           (0.09)          0.14
 Year Ended June 30, 2004...............    10.93        0.22           (0.23)         (0.01)
 Year Ended June 30, 2003...............    10.80        0.30            0.17           0.47
 Year Ended June 30, 2002...............    10.63        0.43            0.20           0.63
 Year Ended June 30, 2001...............    10.35        0.52            0.28           0.80

TREASURY & AGENCY FUND (CLASS B)
 Year Ended June 30, 2005...............    10.30        0.38           (0.21)          0.17
 Year Ended June 30, 2004...............    10.75        0.31           (0.41)         (0.10)
 Year Ended June 30, 2003...............    10.32        0.33            0.43           0.76
 Year Ended June 30, 2002...............    10.03        0.39            0.29           0.68
 Year Ended June 30, 2001...............     9.64        0.50            0.39           0.89

ULTRA SHORT-TERM BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     9.82        0.21           (0.03)          0.18
 Year Ended June 30, 2004...............     9.90        0.14           (0.04)          0.10
 Year Ended June 30, 2003...............     9.89        0.19            0.03           0.22
 Year Ended June 30, 2002...............     9.80        0.32            0.11           0.43
 Year Ended June 30, 2001...............     9.68        0.54            0.13           0.67

                                                    PER SHARE OPERATING PERFORMANCE
                                          ---------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL       TRANSACTION
                                            INCOME      GAINS     DISTRIBUTIONS      FEES
                                          ----------   --------   -------------   -----------
CORE BOND FUND (CLASS B)
 Year Ended June 30, 2005...............    $(0.45)     $   --       $(0.45)         $ --
 Year Ended June 30, 2004...............     (0.43)         --        (0.43)           --
 Year Ended June 30, 2003...............     (0.53)      (0.01)       (0.54)           --
 Year Ended June 30, 2002...............     (0.61)      (0.03)       (0.64)           --
 Year Ended June 30, 2001...............     (0.57)         --        (0.57)           --
CORE PLUS BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.32)         --        (0.32)           --
 Year Ended June 30, 2004...............     (0.31)         --        (0.31)           --
 Year Ended June 30, 2003...............     (0.40)         --        (0.40)           --
 Year Ended June 30, 2002...............     (0.40)         --        (0.40)           --
 Year Ended June 30, 2001...............     (0.42)         --        (0.42)           --
GOVERNMENT BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.40)         --        (0.40)           --
 Year Ended June 30, 2004...............     (0.40)         --        (0.40)           --
 Year Ended June 30, 2003...............     (0.46)         --        (0.46)           --
 Year Ended June 30, 2002...............     (0.48)         --        (0.48)           --
 Year Ended June 30, 2001...............     (0.51)         --        (0.51)           --
HIGH YIELD BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.56)      (0.02)       (0.58)           --(b)
 Year Ended June 30, 2004...............     (0.54)         --        (0.54)           --
 Year Ended June 30, 2003...............     (0.61)         --        (0.61)           --
 Year Ended June 30, 2002...............     (0.65)         --        (0.65)           --
 Year Ended June 30, 2001...............     (0.79)         --        (0.79)           --
INTERMEDIATE BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.44)         --        (0.44)           --
 Year Ended June 30, 2004...............     (0.41)         --        (0.41)           --
 Year Ended June 30, 2003...............     (0.52)         --        (0.52)           --
 Year Ended June 30, 2002...............     (0.57)         --        (0.57)           --
 Year Ended June 30, 2001...............     (0.54)         --        (0.54)           --
SHORT DURATION BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.24)         --        (0.24)           --
 Year Ended June 30, 2004...............     (0.23)         --        (0.23)           --
 Year Ended June 30, 2003...............     (0.34)         --        (0.34)           --
 Year Ended June 30, 2002...............     (0.46)         --        (0.46)           --
 Year Ended June 30, 2001...............     (0.52)         --        (0.52)           --
TREASURY & AGENCY FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.37)      (0.11)       (0.48)           --
 Year Ended June 30, 2004...............     (0.30)      (0.05)       (0.35)           --
 Year Ended June 30, 2003...............     (0.33)         --        (0.33)           --
 Year Ended June 30, 2002...............     (0.39)         --        (0.39)           --
 Year Ended June 30, 2001...............     (0.50)         --        (0.50)           --
ULTRA SHORT-TERM BOND FUND (CLASS B)
 Year Ended June 30, 2005...............     (0.24)         --        (0.24)           --
 Year Ended June 30, 2004...............     (0.18)         --        (0.18)           --
 Year Ended June 30, 2003...............     (0.21)         --        (0.21)           --
 Year Ended June 30, 2002...............     (0.34)         --        (0.34)           --
 Year Ended June 30, 2001...............     (0.55)         --        (0.55)           --

------------

(a) Annualized for periods less than one year.

(b) Amount rounds to less than $0.01.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                     ---------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS (a):
                                                                                  --------------------------------------------
                                         NET ASSET                   NET ASSETS                 NET             EXPENSES
                                          VALUE,                       END OF                INVESTMENT     WITHOUT WAIVERS,
                                          END OF         TOTAL         PERIOD       NET        INCOME        REIMBURSEMENTS
                                          PERIOD        RETURN        (000'S)     EXPENSES     (LOSS)     AND EARNINGS CREDITS
                                         ---------   -------------   ----------   --------   ----------   --------------------

CORE BOND FUND (CLASS B)
  Year Ended June 30, 2005..............  $10.90          5.57%       $ 94,897      1.47%       3.87%             1.68%
  Year Ended June 30, 2004..............   10.76          0.28          98,064      1.50        3.69              1.81
  Year Ended June 30, 2003..............   11.17          8.53         134,915      1.50        4.92              1.82
  Year Ended June 30, 2002..............   10.81          8.34          76,031      1.50        5.41              1.83
  Year Ended June 30, 2001..............   10.59         10.89          36,310      1.50        5.53              1.81

CORE PLUS BOND FUND (CLASS B)
  Year Ended June 30, 2005..............    7.98          5.74           9,424      1.51        3.92              1.70
  Year Ended June 30, 2004..............    7.86          0.32          11,745      1.53        3.85              1.80
  Year Ended June 30, 2003..............    8.14          9.19          15,226      1.54        4.99              1.82
  Year Ended June 30, 2002..............    7.84          6.06          13,203      1.54        5.21              1.81
  Year Ended June 30, 2001..............    7.78          9.12          13,597      1.54        5.51              1.80

GOVERNMENT BOND FUND (CLASS B)
  Year Ended June 30, 2005..............   10.47          7.07          95,143      1.47        3.76              1.62
  Year Ended June 30, 2004..............   10.16         (0.97)        101,634      1.52        3.74              1.69
  Year Ended June 30, 2003..............   10.66          8.64         155,876      1.52        4.30              1.68
  Year Ended June 30, 2002..............   10.26          8.24          84,354      1.52        4.71              1.68
  Year Ended June 30, 2001..............    9.93          9.53          55,569      1.52        5.21              1.67

HIGH YIELD BOND FUND (CLASS B)
  Year Ended June 30, 2005..............    8.29          8.71          39,697      1.77        6.58              1.93
  Year Ended June 30, 2004..............    8.18         10.23          39,488      1.76        6.71              1.98
  Year Ended June 30, 2003..............    7.93         17.90          32,796      1.79        8.20              2.00
  Year Ended June 30, 2002..............    7.32         (3.34)         11,572      1.80        8.32              2.02
  Year Ended June 30, 2001..............    8.21          1.01           8,579      1.79        9.27              2.01

INTERMEDIATE BOND FUND (CLASS B)
  Year Ended June 30, 2005..............   10.51          4.46         102,614      1.46        3.86              1.70
  Year Ended June 30, 2004..............   10.49          0.20         132,372      1.48        3.62              1.82
  Year Ended June 30, 2003..............   10.88          7.85         185,642      1.48        4.54              1.82
  Year Ended June 30, 2002..............   10.59          7.30          86,784      1.48        5.22              1.82
  Year Ended June 30, 2001..............   10.40          9.88          45,257      1.48        5.17              1.80

SHORT DURATION BOND FUND (CLASS B)
  Year Ended June 30, 2005..............   10.59          1.31          29,369      1.30        2.13              1.71
  Year Ended June 30, 2004..............   10.69          0.09          42,563      1.30        2.01              1.81
  Year Ended June 30, 2003..............   10.93          4.39          51,994      1.30        2.72              1.81
  Year Ended June 30, 2002..............   10.80          5.97          14,320      1.30        4.05              1.81
  Year Ended June 30, 2001..............   10.63          7.90           4,982      1.29        5.02              1.81

TREASURY & AGENCY FUND (CLASS B)
  Year Ended June 30, 2005..............    9.99          1.70          23,012      1.17        3.45              1.60
  Year Ended June 30, 2004..............   10.30         (1.02)         49,443      1.15        2.80              1.60
  Year Ended June 30, 2003..............   10.75          7.45          79,108      1.15        3.10              1.60
  Year Ended June 30, 2002..............   10.32          6.89          65,913      1.15        3.84              1.60
  Year Ended June 30, 2001..............   10.03          9.39          59,626      1.15        5.02              1.60

ULTRA SHORT-TERM BOND FUND (CLASS B)
  Year Ended June 30, 2005..............    9.76          1.87          62,135      1.20        2.18              1.65
  Year Ended June 30, 2004..............    9.82          1.02          81,758      1.20        1.48              1.77
  Year Ended June 30, 2003..............    9.90          2.28         101,749      1.20        1.84              1.77
  Year Ended June 30, 2002..............    9.89          4.43          42,494      1.15        3.08              1.76
  Year Ended June 30, 2001..............    9.80          7.06          11,811      1.15        5.47              1.76

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                            RATE
                                          ---------
CORE BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     16%
  Year Ended June 30, 2004..............     20
  Year Ended June 30, 2003..............     23
  Year Ended June 30, 2002..............     32
  Year Ended June 30, 2001..............     21
CORE PLUS BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     20
  Year Ended June 30, 2004..............     24
  Year Ended June 30, 2003..............     16
  Year Ended June 30, 2002..............     23
  Year Ended June 30, 2001..............     18
GOVERNMENT BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     10
  Year Ended June 30, 2004..............     16
  Year Ended June 30, 2003..............     19
  Year Ended June 30, 2002..............     24
  Year Ended June 30, 2001..............     13
HIGH YIELD BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     68
  Year Ended June 30, 2004..............     58
  Year Ended June 30, 2003..............     52
  Year Ended June 30, 2002..............     34
  Year Ended June 30, 2001..............     30
INTERMEDIATE BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     10
  Year Ended June 30, 2004..............     17
  Year Ended June 30, 2003..............     24
  Year Ended June 30, 2002..............     33
  Year Ended June 30, 2001..............     23
SHORT DURATION BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     27
  Year Ended June 30, 2004..............     54
  Year Ended June 30, 2003..............     27
  Year Ended June 30, 2002..............     50
  Year Ended June 30, 2001..............     46
TREASURY & AGENCY FUND (CLASS B)
  Year Ended June 30, 2005..............     22
  Year Ended June 30, 2004..............     23
  Year Ended June 30, 2003..............     33
  Year Ended June 30, 2002..............     41
  Year Ended June 30, 2001..............     48
ULTRA SHORT-TERM BOND FUND (CLASS B)
  Year Ended June 30, 2005..............     26
  Year Ended June 30, 2004..............     46
  Year Ended June 30, 2003..............     36
  Year Ended June 30, 2002..............     39
  Year Ended June 30, 2001..............     38

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 154

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
                                          ---------   ----------   --------------   ----------

CORE BOND FUND (CLASS C)
 Year Ended June 30, 2005...............   $10.82       $0.42          $ 0.17         $ 0.59
 Year Ended June 30, 2004...............    11.23        0.42           (0.40)          0.02
 Year Ended June 30, 2003...............    10.87        0.54            0.36           0.90
 Year Ended June 30, 2002...............    10.64        0.58            0.30           0.88
 Year Ended June 30, 2001...............    10.14        0.57            0.50           1.07

CORE PLUS BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     7.86        0.31            0.13           0.44
 Year Ended June 30, 2004...............     8.14        0.31           (0.28)          0.03
 Year Ended June 30, 2003...............     7.84        0.40            0.31           0.71
 Year Ended June 30, 2002...............     7.78        0.40            0.07           0.47
 Year Ended June 30, 2001...............     7.54        0.43            0.24           0.67

GOVERNMENT BOND FUND (CLASS C)
 Year Ended June 30, 2005...............    10.15        0.40            0.31           0.71
 Year Ended June 30, 2004...............    10.65        0.40           (0.50)         (0.10)
 Year Ended June 30, 2003...............    10.25        0.45            0.41           0.86
 Year Ended June 30, 2002...............     9.93        0.47            0.34           0.81
 Year Ended June 30, 2001...............     9.55        0.52            0.38           0.90

HIGH YIELD BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     8.19        0.55            0.13           0.68
 Year Ended June 30, 2004...............     7.93        0.55            0.25           0.80
 Year Ended June 30, 2003...............     7.32        0.60            0.62           1.22
 Year Ended June 30, 2002...............     8.21        0.64           (0.88)         (0.24)
 Year Ended June 30, 2001...............     8.90        0.79           (0.69)          0.10

INTERMEDIATE BOND FUND (CLASS C)
 Year Ended June 30, 2005...............    10.49        0.36            0.10           0.46
 Year Ended June 30, 2004...............    10.88        0.39           (0.37)          0.02
 Year Ended June 30, 2003...............    10.59        0.50            0.31           0.81
 Year Ended June 30, 2002...............    10.40        0.55            0.21           0.76
 Year Ended June 30, 2001...............     9.98        0.54            0.42           0.96

SHORT DURATION BOND FUND (CLASS C)
 Year Ended June 30, 2005...............    10.68        0.22           (0.08)          0.14
 Year Ended June 30, 2004...............    10.92        0.22           (0.23)         (0.01)
 Year Ended June 30, 2003...............    10.79        0.30            0.17           0.47
 November 1, 2001 (b) to June 30, 2002..    10.89        0.27           (0.07)          0.20

ULTRA SHORT TERM BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     9.81        0.21           (0.03)          0.18
 Year Ended June 30, 2004...............     9.89        0.14           (0.04)          0.10
 Year Ended June 30, 2003...............     9.88        0.19            0.03           0.22
 November 1, 2001 (b) to June 30, 2002..     9.88        0.18            0.02           0.20

                                                      PER SHARE OPERATING PERFORMANCE
                                          --------------------------------------------------------
                                                        DISTRIBUTIONS
                                          ------------------------------------------

                                             NET            NET
                                          INVESTMENT     REALIZED          TOTAL       TRANSACTION
                                            INCOME         GAINS       DISTRIBUTIONS      FEES
                                          ----------   -------------   -------------   -----------
CORE BOND FUND (CLASS C)
 Year Ended June 30, 2005...............    $(0.45)       $   --          $(0.45)         $--
 Year Ended June 30, 2004...............     (0.43)           --           (0.43)          --
 Year Ended June 30, 2003...............     (0.53)        (0.01)          (0.54)          --
 Year Ended June 30, 2002...............     (0.62)        (0.03)          (0.65)          --
 Year Ended June 30, 2001...............     (0.57)           --           (0.57)          --
CORE PLUS BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     (0.32)           --           (0.32)          --
 Year Ended June 30, 2004...............     (0.31)           --           (0.31)          --
 Year Ended June 30, 2003...............     (0.41)           --           (0.41)          --
 Year Ended June 30, 2002...............     (0.41)           --           (0.41)          --
 Year Ended June 30, 2001...............     (0.43)           --           (0.43)          --
GOVERNMENT BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     (0.40)           --           (0.40)          --
 Year Ended June 30, 2004...............     (0.40)           --           (0.40)          --
 Year Ended June 30, 2003...............     (0.46)           --           (0.46)          --
 Year Ended June 30, 2002...............     (0.49)           --           (0.49)          --
 Year Ended June 30, 2001...............     (0.52)           --           (0.52)          --
HIGH YIELD BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     (0.56)        (0.02)          (0.58)          --
 Year Ended June 30, 2004...............     (0.54)           --           (0.54)          --
 Year Ended June 30, 2003...............     (0.61)           --           (0.61)          --
 Year Ended June 30, 2002...............     (0.65)           --           (0.65)          --
 Year Ended June 30, 2001...............     (0.79)           --           (0.79)          --
INTERMEDIATE BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     (0.44)           --           (0.44)          --
 Year Ended June 30, 2004...............     (0.41)           --           (0.41)          --
 Year Ended June 30, 2003...............     (0.52)           --           (0.52)          --
 Year Ended June 30, 2002...............     (0.57)           --           (0.57)          --
 Year Ended June 30, 2001...............     (0.54)           --           (0.54)          --
SHORT DURATION BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     (0.24)           --           (0.24)          --
 Year Ended June 30, 2004...............     (0.23)           --           (0.23)          --
 Year Ended June 30, 2003...............     (0.34)           --           (0.34)          --
 November 1, 2001 (b) to June 30, 2002..     (0.30)           --           (0.30)          --
ULTRA SHORT TERM BOND FUND (CLASS C)
 Year Ended June 30, 2005...............     (0.24)           --           (0.24)          --
 Year Ended June 30, 2004...............     (0.18)           --           (0.18)          --
 Year Ended June 30, 2003...............     (0.21)           --           (0.21)          --
 November 1, 2001 (b) to June 30, 2002..     (0.20)           --           (0.20)          --

------------

(a) Annualized for periods less than one year.

(b) Inception date of Class C Shares.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                     ---------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS (a):
                                                                                  --------------------------------------------
                                         NET ASSET                   NET ASSETS                 NET             EXPENSES
                                          VALUE,                       END OF                INVESTMENT     WITHOUT WAIVERS,
                                          END OF         TOTAL         PERIOD       NET        INCOME        REIMBURSEMENTS
                                          PERIOD        RETURN        (000'S)     EXPENSES     (LOSS)     AND EARNINGS CREDITS
                                         ---------   -------------   ----------   --------   ----------   --------------------

CORE BOND FUND (CLASS C)
  Year Ended June 30, 2005..............  $10.96          5.53%       $ 64,238      1.47%       3.87%             1.70%
  Year Ended June 30, 2004..............   10.82          0.17          79,323      1.50        3.69              1.81
  Year Ended June 30, 2003..............   11.23          8.59         123,308      1.50        4.90              1.82
  Year Ended June 30, 2002..............   10.87          8.33          63,168      1.50        5.26              1.83
  Year Ended June 30, 2001..............   10.64         10.77          12,615      1.50        5.64              1.85

CORE PLUS BOND FUND (CLASS C)
  Year Ended June 30, 2005..............    7.98          5.74           3,492      1.50        3.94              1.69
  Year Ended June 30, 2004..............    7.86          0.33           3,750      1.53        3.83              1.80
  Year Ended June 30, 2003..............    8.14          9.22           3,521      1.54        4.89              1.82
  Year Ended June 30, 2002..............    7.84          6.10           1,549      1.54        5.16              1.81
  Year Ended June 30, 2001..............    7.78          9.03             864      1.53        5.57              1.81

GOVERNMENT BOND FUND (CLASS C)
  Year Ended June 30, 2005..............   10.46          7.09          24,922      1.48        3.75              1.64
  Year Ended June 30, 2004..............   10.15         (0.96)         42,666      1.52        3.74              1.69
  Year Ended June 30, 2003..............   10.65          8.54          74,937      1.52        4.28              1.68
  Year Ended June 30, 2001..............   10.25          8.26          31,467      1.52        4.67              1.67
  Year Ended June 30, 2000..............    9.93          9.55           9,820      1.52        5.22              1.67

HIGH YIELD BOND FUND (CLASS C)
  Year Ended June 30, 2005..............    8.29          8.55          28,348      1.77        6.57              1.93
  Year Ended June 30, 2004..............    8.19         10.35          35,344      1.76        6.70              1.98
  Year Ended June 30, 2003..............    7.93         17.88          30,857      1.79        8.23              2.00
  Year Ended June 30, 2002..............    7.32         (3.33)         12,629      1.80        8.25              2.02
  Year Ended June 30, 2001..............    8.21          1.11           5,211      1.79        9.29              2.01

INTERMEDIATE BOND FUND (CLASS C)
  Year Ended June 30, 2005..............   10.51          4.43          68,296      1.46        3.83              1.71
  Year Ended June 30, 2004..............   10.49          0.19         121,399      1.48        3.62              1.82
  Year Ended June 30, 2003..............   10.88          7.85         186,110      1.48        4.56              1.82
  Year Ended June 30, 2002..............   10.59          7.30         100,956      1.48        5.21              1.82
  Year Ended June 30, 2001..............   10.40          9.78          44,810      1.48        5.17              1.80

SHORT DURATION BOND FUND (CLASS C)
  Year Ended June 30, 2005..............   10.58          1.30          56,296      1.30        2.12              1.71
  Year Ended June 30, 2004..............   10.68         (0.10)         98,576      1.30        2.01              1.81
  Year Ended June 30, 2003..............   10.92          4.43         156,942      1.30        2.71              1.81
  November 1, 2001 to June 30,
 2002(b)................................   10.79          5.77          32,680      1.30        3.92              1.82

ULTRA SHORT-TERM BOND FUND (CLASS C)
  Year Ended June 30, 2005..............    9.75          1.88         438,955      1.20        2.17              1.66
  Year Ended June 30, 2004..............    9.81          1.03         604,084      1.20        1.48              1.77
  Year Ended June 30, 2003..............    9.89          2.39         741,134      1.20        1.82              1.77
  November 1, 2001 to June 30,
 2002(b)................................    9.88          1.89         253,974      1.15        2.75              1.78

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                            RATE
                                          ---------
CORE BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     16%
  Year Ended June 30, 2004..............     20
  Year Ended June 30, 2003..............     23
  Year Ended June 30, 2002..............     32
  Year Ended June 30, 2001..............     21
CORE PLUS BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     20
  Year Ended June 30, 2004..............     24
  Year Ended June 30, 2003..............     16
  Year Ended June 30, 2002..............     23
  Year Ended June 30, 2001..............     18
GOVERNMENT BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     10
  Year Ended June 30, 2004..............     16
  Year Ended June 30, 2003..............     19
  Year Ended June 30, 2001..............     24
  Year Ended June 30, 2000..............     13
HIGH YIELD BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     68
  Year Ended June 30, 2004..............     58
  Year Ended June 30, 2003..............     52
  Year Ended June 30, 2002..............     34
  Year Ended June 30, 2001..............     30
INTERMEDIATE BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     10
  Year Ended June 30, 2004..............     17
  Year Ended June 30, 2003..............     24
  Year Ended June 30, 2002..............     33
  Year Ended June 30, 2001..............     23
SHORT DURATION BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     27
  Year Ended June 30, 2004..............     54
  Year Ended June 30, 2003..............    27.
  November 1, 2001 to June 30,
 2002(b)................................     50
ULTRA SHORT-TERM BOND FUND (CLASS C)
  Year Ended June 30, 2005..............     26
  Year Ended June 30, 2004..............     46
  Year Ended June 30, 2003..............     36
  November 1, 2001 to June 30,
 2002(b)................................     39

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 156

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
                                          ---------   ----------   --------------   ----------
CORE BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............   $10.77       $0.53          $ 0.14         $ 0.67
 Year Ended June 30, 2004...............    11.18        0.50           (0.38)          0.12
 Year Ended June 30, 2003...............    10.82        0.64            0.36           1.00
 Year Ended June 30, 2002...............    10.59        0.69            0.28           0.97
 Year Ended June 30, 2001...............    10.08        0.67            0.50           1.17
CORE PLUS BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     7.82        0.38            0.13           0.51
 Year Ended June 30, 2004...............     8.10        0.38           (0.28)          0.10
 Year Ended June 30, 2003...............     7.81        0.48            0.29           0.77
 Year Ended June 30, 2002...............     7.75        0.48            0.06           0.54
 Year Ended June 30, 2001...............     7.51        0.49            0.24           0.73
GOVERNMENT BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............    10.15        0.49            0.32           0.81
 Year Ended June 30, 2004...............    10.66        0.48           (0.50)         (0.02)
 Year Ended June 30, 2003...............    10.25        0.56            0.40           0.96
 Year Ended June 30, 2002...............     9.93        0.58            0.32           0.90
 Year Ended June 30, 2001...............     9.54        0.60            0.39           0.99
HIGH YIELD BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     8.18        0.63            0.14           0.77
 Year Ended June 30, 2004...............     7.93        0.61            0.25           0.86
 Year Ended June 30, 2003...............     7.31        0.67            0.62           1.29
 Year Ended June 30, 2002...............     8.20        0.72           (0.89)         (0.17)
 Year Ended June 30, 2001...............     8.90        0.86           (0.70)          0.16
INTERMEDIATE BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............    10.62        0.55            0.01           0.56
 Year Ended June 30, 2004...............    11.01        0.49           (0.37)          0.12
 Year Ended June 30, 2003...............    10.70        0.59            0.33           0.92
 Year Ended June 30, 2002...............    10.50        0.65            0.21           0.86
 Year Ended June 30, 2001...............    10.07        0.63            0.43           1.06
MORTGAGE-BACKED SECURITIES FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............    10.61        0.42            0.17           0.59
 Year Ended June 30, 2004...............    10.75        0.45           (0.10)          0.35
 Year Ended June 30, 2003...............    10.89        0.62           (0.06)          0.56
 Year Ended June 30, 2002...............    10.47        0.76            0.43           1.19
 August 18, 2000 (b) to June 30, 2001...    10.00        0.63            0.46           1.09
SHORT DURATION BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............    10.63        0.32           (0.12)          0.20
 Year Ended June 30, 2004...............    10.87        0.30           (0.23)          0.07
 Year Ended June 30, 2003...............    10.73        0.39            0.17           0.56
 Year Ended June 30, 2002...............    10.57        0.51            0.18           0.69
 Year Ended June 30, 2001...............    10.29        0.60            0.28           0.88
TREASURY & AGENCY FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............    10.30        0.44           (0.19)          0.25
 Year Ended June 30, 2004...............    10.75        0.37           (0.39)         (0.02)
 Year Ended June 30, 2003...............    10.32        0.41            0.43           0.84
 Year Ended June 30, 2002...............    10.03        0.47            0.29           0.76
 Year Ended June 30, 2001...............     9.64        0.58            0.38           0.96
ULTRA SHORT TERM BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     9.88        0.29           (0.03)          0.26
 Year Ended June 30, 2004...............     9.97        0.23           (0.06)          0.17
 Year Ended June 30, 2003...............     9.95        0.27            0.04           0.31
 Year Ended June 30, 2002...............     9.86        0.40            0.10           0.50
 Year Ended June 30, 2001...............     9.73        0.62            0.13           0.75

                                                    PER SHARE OPERATING PERFORMANCE
                                          ---------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL       TRANSACTION
                                            INCOME      GAINS     DISTRIBUTIONS      FEES
                                          ----------   --------   -------------   -----------
CORE BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............    $(0.54)     $   --       $(0.54)         $--
 Year Ended June 30, 2004...............     (0.53)         --        (0.53)          --
 Year Ended June 30, 2003...............     (0.63)      (0.01)       (0.64)          --
 Year Ended June 30, 2002...............     (0.71)      (0.03)       (0.74)          --
 Year Ended June 30, 2001...............     (0.66)         --        (0.66)          --
CORE PLUS BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.38)         --        (0.38)          --
 Year Ended June 30, 2004...............     (0.38)         --        (0.38)          --
 Year Ended June 30, 2003...............     (0.48)         --        (0.48)          --
 Year Ended June 30, 2002...............     (0.48)         --        (0.48)          --
 Year Ended June 30, 2001...............     (0.49)         --        (0.49)          --
GOVERNMENT BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.49)         --        (0.49)          --
 Year Ended June 30, 2004...............     (0.49)         --        (0.49)          --
 Year Ended June 30, 2003...............     (0.55)         --        (0.55)          --
 Year Ended June 30, 2002...............     (0.58)         --        (0.58)          --
 Year Ended June 30, 2001...............     (0.60)         --        (0.60)          --
HIGH YIELD BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.63)      (0.02)       (0.65)          --(c)
 Year Ended June 30, 2004...............     (0.61)         --        (0.61)          --
 Year Ended June 30, 2003...............     (0.67)         --        (0.67)          --
 Year Ended June 30, 2002...............     (0.72)         --        (0.72)          --
 Year Ended June 30, 2001...............     (0.86)         --        (0.86)          --
INTERMEDIATE BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.53)         --        (0.53)          --
 Year Ended June 30, 2004...............     (0.51)         --        (0.51)          --
 Year Ended June 30, 2003...............     (0.61)         --        (0.61)          --
 Year Ended June 30, 2002...............     (0.66)         --        (0.66)          --
 Year Ended June 30, 2001...............     (0.63)         --        (0.63)          --
MORTGAGE-BACKED SECURITIES FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.53)         --        (0.53)          --
 Year Ended June 30, 2004...............     (0.49)         --        (0.49)          --
 Year Ended June 30, 2003...............     (0.69)      (0.01)       (0.70)          --
 Year Ended June 30, 2002...............     (0.76)      (0.01)       (0.77)          --
 August 18, 2000 (b) to June 30, 2001...     (0.62)         --        (0.62)          --
SHORT DURATION BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.31)         --        (0.31)          --
 Year Ended June 30, 2004...............     (0.31)         --        (0.31)          --
 Year Ended June 30, 2003...............     (0.42)         --        (0.42)          --
 Year Ended June 30, 2002...............     (0.53)         --        (0.53)          --
 Year Ended June 30, 2001...............     (0.60)         --        (0.60)          --
TREASURY & AGENCY FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.45)      (0.11)       (0.56)          --
 Year Ended June 30, 2004...............     (0.38)      (0.05)       (0.43)          --
 Year Ended June 30, 2003...............     (0.41)         --        (0.41)          --
 Year Ended June 30, 2002...............     (0.47)         --        (0.47)          --
 Year Ended June 30, 2001...............     (0.57)         --        (0.57)          --
ULTRA SHORT TERM BOND FUND (SELECT CLASS) (d)
 Year Ended June 30, 2005...............     (0.31)         --        (0.31)          --
 Year Ended June 30, 2004...............     (0.26)         --        (0.26)          --
 Year Ended June 30, 2003...............     (0.29)         --        (0.29)          --
 Year Ended June 30, 2002...............     (0.41)         --        (0.41)          --
 Year Ended June 30, 2001...............     (0.62)         --        (0.62)          --

------------

(a) Annualized for periods less than one year.

(b) Commencement of operations.

(c) Amount rounds to less than $0.01.

(d) Effective February 19, 2005, Class I was renamed as Select Class.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                    RATIOS/SUPPLEMENTAL DATA:
                                                              ---------------------------------------------------------------------
                                                                                RATIOS TO AVERAGE NET ASSETS (a):
                                                                           --------------------------------------------
                                         NET ASSET            NET ASSETS                 NET             EXPENSES
                                          VALUE,                END OF                INVESTMENT     WITHOUT WAIVERS,     PORTFOLIO
                                          END OF     TOTAL      PERIOD       NET        INCOME        REIMBURSEMENTS      TURNOVER
                                          PERIOD     RETURN    (000'S)     EXPENSES     (LOSS)     AND EARNINGS CREDITS     RATE
                                         ---------   ------   ----------   --------   ----------   --------------------   ---------
CORE BOND FUND (SELECT CLASS) (d)
  Year Ended June 30, 2005..............  $10.90      6.36%   $2,754,702     0.60%        4.72%            0.79%             16%
  Year Ended June 30, 2004..............   10.77      1.13     4,902,736     0.60         4.60             0.81              20
  Year Ended June 30, 2003..............   11.18      9.51     4,365,709     0.60         5.80             0.82              23
  Year Ended June 30, 2002..............   10.82      9.39     2,874,707     0.60         6.35             0.83              32
  Year Ended June 30, 2001..............   10.59     11.85     2,093,516     0.60         6.40             0.83              21
CORE PLUS BOND FUND (SELECT CLASS) (d)
  Year Ended June 30, 2005..............    7.95      6.73     1,252,911     0.65         4.79             0.77              20
  Year Ended June 30, 2004..............    7.82      1.22     1,306,778     0.63         4.73             0.80              24
  Year Ended June 30, 2003..............    8.10     10.10     1,276,529     0.64         5.91             0.82              16
  Year Ended June 30, 2002..............    7.81      7.08     1,312,171     0.64         6.09             0.81              23
  Year Ended June 30, 2001..............    7.75     10.00     1,336,566     0.64         6.41             0.81              18
GOVERNMENT BOND FUND (SELECT CLASS) (d)
  Year Ended June 30, 2005..............   10.47      8.15       824,646     0.56         4.67             0.71              10
  Year Ended June 30, 2004..............   10.15     (0.16)      758,403     0.62         4.65             0.69              16
  Year Ended June 30, 2003..............   10.66      9.58       727,267     0.62         5.25             0.68              19
  Year Ended June 30, 2002..............   10.25      9.22       785,343     0.62         5.63             0.68              24
  Year Ended June 30, 2001..............    9.93     10.62       812,766     0.62         6.12             0.67              13
HIGH YIELD BOND FUND (SELECT CLASS) (d)
  Year Ended June 30, 2005..............    8.30      9.74       988,281     0.87         7.47             1.01              68
  Year Ended June 30, 2004..............    8.18     11.22     1,043,708     0.86         7.59             0.98              58
  Year Ended June 30, 2003..............    7.93     18.90       715,924     0.89         9.23             1.00              52
  Year Ended June 30, 2002..............    7.31     (2.34)      468,111     0.90         9.21             1.02              34
  Year Ended June 30, 2001..............    8.20      1.89       349,396     0.89        10.18             1.01              30
INTERMEDIATE BOND FUND (SELECT CLASS)
 (d)
  Year Ended June 30, 2005..............   10.65      5.37       941,813     0.58         4.70             0.79              10
  Year Ended June 30, 2004..............   10.62      1.11     1,525,275     0.58         4.51             0.82              17
  Year Ended June 30, 2003..............   11.01      8.79     1,362,926     0.58         5.51             0.82              24
  Year Ended June 30, 2002..............   10.70      8.37     1,183,685     0.58         6.13             0.82              33
  Year Ended June 30, 2001..............   10.50     10.76     1,129,645     0.58         6.05             0.80              23
MORTGAGE-BACKED SECURITIES FUND (SELECT
 CLASS) (d)
  Year Ended June 30, 2005..............   10.67      5.70       123,104     0.40         4.54             0.55              25
  Year Ended June 30, 2004..............   10.61      3.30     1,530,225     0.40         4.12             0.54              35
  Year Ended June 30, 2003..............   10.75      5.30     1,137,661     0.40         5.56             0.55              36
  Year Ended June 30, 2002..............   10.89     11.71       613,936     0.40         7.28             0.57              30
  August 18, 2000 (b) to June 30,
 2001...................................   10.47     11.12       357,777     0.40         7.14             0.58              13
SHORT DURATION BOND FUND (SELECT CLASS)
 (d)
  Year Ended June 30, 2005..............   10.52      1.94       559,775     0.55         2.85             0.79              27
  Year Ended June 30, 2004..............   10.63      0.67     1,045,405     0.55         2.75             0.81              54
  Year Ended June 30, 2003..............   10.87      5.28       923,772     0.55         3.60             0.81              27
  Year Ended June 30, 2002..............   10.73      6.67       810,740     0.55         4.87             0.81              50
  Year Ended June 30, 2001..............   10.57      8.77       670,111     0.54         5.79             0.81              46
TREASURY & AGENCY FUND (SELECT CLASS)
 (d)
  Year Ended June 30, 2005..............    9.99      2.48        45,461     0.42         4.30             0.67              22
  Year Ended June 30, 2004..............   10.30     (0.23)       49,053     0.40         3.55             0.60              23
  Year Ended June 30, 2003..............   10.75      8.28        51,797     0.40         3.86             0.60              33
  Year Ended June 30, 2002..............   10.32      7.69        54,819     0.40         4.59             0.60              41
  Year Ended June 30, 2001..............   10.03     10.22        51,371     0.40         5.79             0.60              48
ULTRA SHORT-TERM BOND FUND (SELECT
 CLASS) (d)
  Year Ended June 30, 2005..............    9.83      2.71       764,427     0.45         2.91             0.74              26
  Year Ended June 30, 2004..............    9.88      1.69     1,144,000     0.45         2.22             0.77              46
  Year Ended June 30, 2003..............    9.97      3.12     1,127,169     0.45         2.61             0.77              36
  Year Ended June 30, 2002..............    9.95      5.15       581,377     0.40         3.94             0.77              39
  Year Ended June 30, 2001..............    9.86      7.94       299,209     0.40         6.27             0.74              38

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 158

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
                                          OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
                                          ---------   ----------   --------------   ----------

CORE BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................   $10.84       $0.19          $ 0.07         $ 0.26

CORE PLUS BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     7.94        0.15            0.03           0.18

HIGH YIELD BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     8.59        0.23           (0.24)         (0.01)

INTERMEDIATE BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................    10.66        0.20            0.03           0.23

MORTGAGE-BACKED SECURITIES FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................    10.66        0.21            0.03           0.24

SHORT DURATION BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................    10.56        0.13           (0.02)          0.11

ULTRA SHORT TERM BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     9.87        0.13           (0.02)          0.11

                                                    PER SHARE OPERATING PERFORMANCE
                                          ---------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL       TRANSACTION
                                            INCOME      GAINS     DISTRIBUTIONS      FEES
                                          ----------   --------   -------------   -----------
CORE BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................    $(0.20)      $--         $(0.20)         $--
CORE PLUS BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     (0.17)       --          (0.17)          --
HIGH YIELD BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     (0.28)       --          (0.28)          --
INTERMEDIATE BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     (0.24)       --          (0.24)          --
MORTGAGE-BACKED SECURITIES FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     (0.23)       --          (0.23)          --
SHORT DURATION BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     (0.15)       --          (0.15)          --
ULTRA SHORT TERM BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................     (0.15)       --          (0.15)          --

------------

(a) Annualized for periods less than one year.

(b) Inception date of Ultra Class.

All Shares commenced Feb. 22, 2005.

See notes to financial statements.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                     ---------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS (a):
                                                                                  --------------------------------------------
                                         NET ASSET       TOTAL       NET ASSETS                 NET             EXPENSES
                                          VALUE,        RETURN         END OF                INVESTMENT     WITHOUT WAIVERS,
                                          END OF       (EXCLUDES       PERIOD       NET        INCOME        REIMBURSEMENTS
                                          PERIOD     SALES CHARGE)    (000'S)     EXPENSES     (LOSS)     AND EARNINGS CREDITS
                                         ---------   -------------   ----------   --------   ----------   --------------------

CORE BOND FUND (ULTRA)
 February 22, 2005 (b) to June 30,
  2005..................................  $10.90          2.44%      $649,060       0.40%       5.00%             0.43%

CORE PLUS BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................    7.95          2.35         13,894       0.43        5.27              0.43

HIGH YIELD BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................    8.30         (0.12)        40,477       0.79        7.91              0.85

INTERMEDIATE BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................   10.65          2.16        134,005       0.40        5.28              0.43

MORTGAGE-BACKED SECURITIES
 FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................   10.67          2.30       1,135,323      0.25        5.19              0.46

SHORT DURATION BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................   10.52          1.05        392,444       0.30        3.45              0.44

ULTRA SHORT-TERM BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................    9.83          1.11        425,437       0.25        3.68              0.40

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                            RATE
                                          ---------
CORE BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     16%
CORE PLUS BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     20
HIGH YIELD BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     68
INTERMEDIATE BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     10
MORTGAGE-BACKED SECURITIES
 FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     25
SHORT DURATION BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     27
ULTRA SHORT-TERM BOND FUND (ULTRA)
  February 22, 2005 (b) to June 30,
   2005.................................     26

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 160

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   JPMorgan Trust II ("JPM II") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

   The following are nine separate funds of the Trust (collectively, the "Funds").

    FUND                                                  CLASSES OFFERED
    ----                                                  ---------------
    Core Bond Fund....................................    Class A, Class B, Class C, Select Class and Ultra

    Core Plus Bond Fund...............................    Class A, Class B, Class C, Select Class and Ultra

    Government Bond Fund..............................    Class A, Class B, Class C and Select Class

    High Yield Bond Fund..............................    Class A, Class B, Class C, Select Class and Ultra

    Intermediate Bond Fund............................    Class A, Class B, Class C, Select Class and Ultra

    Mortgage-Backed Securities Fund...................    Class A, Select Class and Ultra

    Short Duration Bond Fund..........................    Class A, Class B, Class C, Select Class and Ultra

    Treasury & Agency Fund............................    Class A, Class B and Select Class

    Ultra Short Term Bond Fund........................    Class A, Class B, Class C, Select Class and Ultra

   Effective February 19, 2005, Class I was renamed Select Class. The Ultra Shares were launched on February 22, 2005. Effective February 19, 2005, each Fund name was changed from One Group to JPMorgan with the approval of the Board of Trustees. In addition, the Board of Trustees approved the following name changes:

    NEW NAME                                              OLD NAME
    --------                                              --------
    Core Bond Fund....................................    Bond Fund

    Core Plus Bond Fund...............................    Income Bond Fund

    Short Duration Bond Fund..........................    Short Term Bond Fund

    Ultra Short Term Bond Fund........................    Ultra Short-Term Bond Fund

   Prior to February 19, 2005, the Funds were separate series of the One Group Mutual Funds (the "OGMF"), an open-end investment company established as a Massachusetts business trust. On August 12, 2004, the Board of Trustees of the then existing Trust approved an Agreement and Plan of Reorganization regarding the reorganization of each series of the Trust into a corresponding series of JPM II.

   At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of the Trust approved the Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPM II. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPM II. Each corresponding series of JPM II had no assets, liabilities or operations prior to the reorganization. The event had no impact on the net assets or results of operations of the Funds.

   Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years (except for Short Duration Bond Fund, Treasury & Agency Fund and Ultra Short Term Bond Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Select Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS

   Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent of principal market value. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

   Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

   B. REPURCHASE AGREEMENTS

   The Funds may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

   C. LOAN PARTICIPATIONS AND COMMITMENTS

   Certain Funds may invest in Loan Participations. When the Funds purchase a Loan Participation, the Funds typically enter into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Funds assume the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Funds and the Borrower ("Intermediate Participants"). The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 162

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   D. RESTRICTED AND ILLIQUID SECURITIES

   The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

   The following are approximately the market value and percentage of the investments that are restricted and illiquid as of June 30, 2005 (amounts in thousands):

    FUND                                                          MARKET VALUE    PERCENTAGE
    ----                                                          ------------    ----------
    Core Bond Fund..............................................    $46,935          1.2%

    Core Plus Bond Fund.........................................    $    47           --(g)

    High Yield Bond Fund........................................    $12,822          1.1%

    Intermediate Bond Fund......................................    $24,025          1.7%

    Ultra Short Term Bond.......................................    $     7           --(g)

   E. SECURITIES LENDING

   To generate additional income, each Fund, except the Ultra Short Term Bond Fund, may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Funds on December 6, 2004 and an amended and restated agreement was approved by the board at a meeting held on August 11, 2005.

   Under the Securities Lending Agreement, JPMCB acting as agent for the Funds loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Investments.

   Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
   (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under the Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under the Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

   Prior to the effective date of the Securities Lending Agreement with JPMCB, the Advisor served as lending agent. Also, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a subcustody fee based on the value of collateral received from borrowers.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

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JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   As of June 30, 2005, the following Funds had securities with the following market values on loan and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

                                                                       LENDING                      MARKET VALUE
                                                       SUB-CUSTODY      AGENT      MARKET VALUE      OF LOANED
                                                        FEES PAID     FEES PAID    OF COLLATERAL     SECURITIES
                                                       -----------    ---------    -------------    ------------
    Core Bond Fund...................................     $341          $170         $483,232         $476,255

    Core Plus Bond Fund..............................      111            79          253,842          227,691

    Government Bond Fund.............................       41            63          178,852          175,952

    High Yield Bond Fund.............................      154            80          273,478          269,993

    Intermediate Bond Fund...........................      107            67          238,206          234,531

    Mortgage-Backed Securities Fund..................        4             3           21,836           21,510

    Short Duration Bond Fund.........................       98           101          265,788          260,634

    Treasury & Agency Fund...........................       10            13           49,515           48,680

   Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

   F. SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

   Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds' policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

   G. ALLOCATION OF INCOME AND EXPENSES

   In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

   H. FEDERAL INCOME TAXES

   Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 164

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                     ACCUMULATED
                                                                                    UNDISTRIBUTED/          ACCUMULATED
                                                                               (DISTRIBUTIONS IN EXCESS     NET REALIZED
                                                                                  OF) NET INVESTMENT       GAIN (LOSS) ON
                                                            PAID-IN-CAPITAL             INCOME              INVESTMENTS
                                                            ---------------    ------------------------    --------------
    Core Bond Fund........................................      $82,513                 $8,899                $(91,412)

    Core Plus Bond Fund...................................       (2,228)                   584                   1,644

    Government Bond Fund..................................        1,926                    422                  (2,348)

    High Yield Bond Fund..................................          328                  (449)                     121

    Intermediate Bond Fund................................       10,903                  2,498                 (13,401)

    Mortgage-Backed Securities Fund.......................        5,813                  3,526                  (9,339)

    Short Duration Bond Fund..............................         (651)                   494                     157

    Treasury & Agency Fund................................          136                      9                    (145)

    Ultra Short Term Bond Fund............................       (3,058)                 6,388                  (3,330)

   Generally, all shares of the High Yield Bond Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share's market value. Redemption fees are paid directly to the applicable Fund.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   A. INVESTMENT ADVISORY FEE

   Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary JPMorgan Chase Bank, N.A. ("JPMCB"), which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee rate for each Fund is as follows:

                                                                     RATE AS OF          RATE PRIOR TO
                                                                  FEBRUARY 19, 2005    FEBRUARY 19, 2005
                                                                  -----------------    -----------------
    Core Bond Fund..............................................        0.30%                 0.60%

    Core Plus Bond Fund.........................................        0.30                  0.60

    Government Bond Fund........................................        0.30                  0.45

    High Yield Bond Fund........................................        0.65                  0.75

    Intermediate Bond Fund......................................        0.30                  0.60

    Mortgage-Backed Securities Fund.............................        0.35                  0.35

    Short Duration Bond Fund....................................        0.25                  0.60

    Treasury & Agency Fund......................................        0.30                  0.40

    Ultra Short Term Bond Fund..................................        0.25                  0.55

   The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

   The Advisor has entered into investment sub-advisory agreements with JPMorgan High Yield Partners LLC (the "sub-advisor", formerly Banc One High Yield Partners, LLC) with respect to the High Yield Bond Fund and Core Plus Bond Fund. The Advisor pays the sub-advisor for its services. Effective March 1, 2005, JPMorgan High Yield Partners LLC became a wholly owned subsidiary of the advisor. Prior to that time, JPMorgan High Yield Partners LLC was owned 51% by the advisor and 49% by Pacholder Associates, Inc. Pursuant to a shareholder vote, the sub-advisory agreements continued after the purchase of Pacholder Associates, Inc.'s interest in JPMorgan High Yield Partners LLC by the Advisor.

   The Advisor waived Investment Advisory Fees as outlined in Note 3.F.

   B. DISTRIBUTION FEES

   Effective February 19. 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor") (formerly One Group Dealer Services, Inc.), a wholly-owned subsidiary of JPMorgan, began serving as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Fund's underwriter.

   The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                       RATE AS OF
    CLASS                                                           FEBRUARY 19, 2005
    -----                                                           -----------------
    A...........................................................          0.25%

    B...........................................................          0.75

    C...........................................................          0.75

   Prior to February 19, 2005, the Funds paid the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 166

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   Funds. The Distributor had agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of the Ultra Short Term Bond Fund, the Short Duration Bond Fund, and the Treasury & Agency Fund, 0.75% of average daily net assets of the Class C Shares of the Ultra Short Term Bond Fund, the Short Duration Bond Fund, and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B and Class C shares of the Intermediate Bond Fund, the Core Bond Fund, the Core Plus Bond Fund, the Government Bond Fund, and the High Yield Bond Fund.

   In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges ("CDSC") from the redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2005, the Distributor received the following (amounts in thousands):

                                                                   FRONT-END
                                                                  SALES CHARGE    CDSC
                                                                  ------------    ----
    Core Bond Fund..............................................      $844        $262

    Core Plus Bond Fund.........................................        84          22

    Government Bond Fund........................................       410         292

    High Yield Bond Fund........................................       386          97

    Intermediate Bond Fund......................................       588         353

    Mortgage-Backed Securities Fund.............................        57           6

    Short Duration Bond Fund....................................       125         123

    Treasury & Agency Fund......................................       198          68

    Ultra Short Term Bond Fund..................................       333         272

   The Distributor waived Distribution Fees as outlined in Note 3.F.

   C. ADMINISTRATION FEE

   Effective February 19. 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan., provides certain administration services to the Funds. In consideration of these services, effective February 19, 2005, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Funds Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and the Investor Growth & Income Fund (the "Investor Funds")) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

   Prior to February 19, 2005, the Administrator provided services for a fee that was computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of OGMF average daily net assets (excluding the Investor Funds) and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

   Effective July 1, 2005, J.P. Morgan Investor Service Co. ("JPMIS") began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   D. SHAREHOLDER SERVICING FEES

   Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee for of 0.25% Class A, B, C and Select Class Shares that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each class.

   The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

   The Distributor waived shareholder servicing fees as outlined in Note 3.F.

   E. CUSTODIAN AND FUND ACCOUNTING FEES

   On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004 and the Funds continued to be charged a direct fee for those services.

   Prior to February 19, 2005, the Administrator was responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned to JPMCB on December 6, 2004 from the prior service provider, but those services were still being paid for by the Administrator under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees are charged as an additional direct fee to the Funds.

   For the year ended June 30, 2005, JPMCB received the following amounts which are included in custodian and accounting fees on the Statement of Operations (amounts in thousands):

    FUND
    ----
    Core Bond Fund..............................................  $112

    Core Plus Bond Fund.........................................    46

    Government Bond Fund........................................    42

    High Yield Bond Fund........................................    37

    Intermediate Bond Fund......................................    55

    Mortgage-Backed Securities Fund.............................     0

    Short Duration Bond Fund....................................    77

    Treasury & Agency Fund......................................    11

    Ultra Short Term Bond Fund..................................    57

   The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

   F. WAIVERS AND REIMBURSEMENTS

   The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 168

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                                                                                 SELECT
                                                             CLASS A     CLASS B     CLASS C     CLASS     ULTRA
                                                             -------     -------     -------     ------    -----
    Core Bond Fund*........................................    0.75%       1.46%       1.46%      0.60%    0.48%

    Core Plus Bond Fund....................................    0.92        1.57        1.57       0.67     0.45

    Government Bond Fund**.................................    0.75        1.48        1.48       0.55       --

    High Yield Bond Fund...................................    1.15        1.80        1.80       0.90     0.81

    Intermediate Bond Fund.................................    0.83        1.48        1.48       0.58     0.48

    Mortgage-Backed Securities Fund........................    0.65          --          --       0.40     0.25

    Short Duration Bond Fund...............................    0.80        1.30        1.30       0.55     0.44

    Treasury & Agency Fund.................................    0.70        1.20          --       0.45       --

    Ultra Short Term Bond Fund.............................    0.70        1.20        1.20       0.45     0.44

   * Prior to February 19, 2005, the contractual expense limitations were 0.85%, 1.50% and 1.50% for Class A, B and C, respectively.

   ** Prior to February 19, 2005, the contractual expense limitations were 0.90%, 1.55%, 1.55% and 0.65% for Class A, B, C and Select Class, respectively.

   The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006.

   For the period ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                                     CONTRACTUAL WAIVERS
                                                                     -------------------
                                             INVESTMENT                      SHAREHOLDER
    FUND                                      ADVISORY     ADMINISTRATION     SERVICING     DISTRIBUTION    TOTAL
    ----                                     ----------    --------------    -----------    ------------    -----
    Core Bond Fund.........................    7,661            597              679             332        9,269

    Core Plus Bond Fund....................    1,333             --               49              47        1,429

    Government Bond Fund...................      440             --              597             138        1,175

    High Yield Bond Fund...................      492              2              522             100        1,116

    Intermediate Bond Fund.................    2,935            250              279             275        3,739

    Mortgage-Backed Securities Fund........    1,917            427               96               7        2,447

    Short Duration Bond Fund...............    2,699            227                1             270        3,197

    Treasury & Agency Fund.................      264             24              136             129          553

    Ultra Short Term Bond Fund.............    4,938            529              371           1,257        7,095

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

                                                                       VOLUNTARY WAIVERS
                                                                       -----------------
                                              INVESTMENT                      SHAREHOLDER
    FUND                                       ADVISORY     ADMINISTRATION     SERVICING     DISTRIBUTION    TOTAL
    ----                                      ----------    --------------    -----------    ------------    -----
    Core Plus Bond Fund.....................     $238            $34              $--            $--         $272

    Government Bond Fund....................      321             89               54             --          464

    High Yield Bond Fund....................      640             25               --             --          665

    Treasury & Agency Fund..................       15              1               --             --           16

    Ultra Short Term Bond Fund..............       47             23               --             --           70

   G. OTHER

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

   During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

   The Funds may use related party brokers/dealers. For the period ended June 30, 2005, the Funds did not have any transactions with brokers/dealers affiliated with JPMorgan Chase & Co.

   The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with the J.P.Morgan. Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the year ended June 30, 2005, purchases and sales of investments (excluding short-term investments and In-Kind transactions) were as follows (amounts in thousands):

                                          PURCHASES
                                       (EXCLUDING U.S.     SALES (EXCLUDING    U.S. GOVERNMENT    U.S. GOVERNMENT
                                         GOVERNMENT)       U.S. GOVERNMENT)       PURCHASES            SALES
                                       ---------------     ----------------    ---------------    ---------------
    Core Bond Fund...................      $698,056            $795,765            $58,573            $35,261

    Core Plus Bond Fund..............       276,017             202,204              1,280             66,129

    Government Bond Fund.............        83,860             130,529             12,294             33,019

    High Yield Bond Fund.............       815,093             873,330                 --                 --

    Intermediate Bond Fund...........       148,039             274,070             22,876              3,585

    Mortgage-Backed Securities
      Fund...........................       418,536             316,352                 --                 --

    Short Duration Bond Fund.........       194,274             251,302            136,879            233,186

    Treasury & Agency Fund...........        21,637              27,122             13,861             53,136

    Ultra Short Term Bond Fund.......       521,676             772,253                 --                 --

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 170

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

                                                                    GROSS           GROSS        NET UNREALIZED
                                                   AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                                      COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   ---------     ------------    ------------    --------------
    Core Bond Fund...............................  $4,396,930      $108,965        $(41,649)        $67,316

    Core Plus Bond Fund..........................   1,524,900        74,686         (15,115)         59,571

    Government Bond Fund.........................   1,198,708        66,473          (4,093)         62,380

    High Yield Bond Fund.........................   1,415,916        42,949         (42,093)            856

    Intermediate Bond Fund.......................   1,633,124        36,998         (16,018)         20,980

    Mortgage-Backed Securities Fund..............   1,275,922        28,378         (12,329)         16,049

    Short Duration Bond Fund.....................   1,398,240         4,626          (9,181)         (4,555)

    Treasury & Agency Fund.......................     200,609         1,110          (2,854)         (1,744)

    Ultra Short Term Bond Fund...................   1,970,395         9,447          (9,645)           (198)

   For Core Bond Fund, Government Bond Fund and Intermediate Bond Fund the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals.

   The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                             TAXABLE DISTRIBUTIONS PAID FROM:
                                                       --------------------------------------------
                                                          NET             NET             TOTAL        DISTRIBUTIONS
                                                       INVESTMENT      LONG TERM      DISTRIBUTIONS     PAYABLE AT
                                                         INCOME      CAPITAL GAINS        PAID           06/30/05
                                                       ----------    -------------    -------------    -------------
    Core Bond Fund...................................   $250,317        $1,439          $251,756          $10,803

    Core Plus Bond Fund..............................     66,038            --            66,038            5,500

    Government Bond Fund.............................     47,243            --            47,243            3,480

    High Yield Bond Fund.............................     97,428            --            97,428            7,207

    Intermediate Bond Fund...........................     88,546            --            88,546            4,749

    Mortgage-Backed Securities Fund..................     77,252            --            77,252            1,574

    Short Duration Bond Fund.........................     37,687            --            37,687            2,231

    Treasury & Agency Fund...........................      7,286         2,054             9,340              252

    Ultra Short Term Bond Fund.......................     63,578            --            63,578            2,287

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows: (amounts in thousands):

                                                              TAXABLE DISTRIBUTIONS PAID FROM:
                                                        --------------------------------------------
                                                           NET             NET             TOTAL        DISTRIBUTIONS
                                                        INVESTMENT      LONG TERM      DISTRIBUTIONS     PAYABLE AT
                                                          INCOME      CAPITAL GAINS        PAID           06/30/04
                                                        ----------    -------------    -------------    -------------
    Core Bond Fund....................................   259,957             --           259,957          23,489

    Core Plus Bond Fund...............................    65,131             --            65,131           5,455

    Government Bond Fund..............................    47,554             --            47,554           3,961

    High Yield Bond Fund..............................    76,980             --            76,980           7,672

    Intermediate Bond Fund............................    94,714             --            94,714           8,120

    Mortgage-Backed Securities Fund...................    60,633             --            60,633           6,520

    Short Duration Bond Fund..........................    35,412             --            35,412           2,812

    Treasury & Agency Fund............................     7,268            947             8,215             539

    Ultra Short Term Bond Fund........................    51,820             --            51,820           4,107

   At June 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                                        CURRENT
                                                                      CURRENT        DISTRIBUTABLE      UNREALIZED
                                                                   DISTRIBUTABLE       LONG-TERM       APPRECIATION
                                                                  ORDINARY INCOME    CAPITAL GAIN     (DEPRECIATION)
                                                                  ---------------    -------------    --------------
    Core Bond Fund..............................................      $12,063            $  --           $67,316

    Core Plus Bond Fund.........................................        5,552               --            59,571

    Government Bond Fund........................................        3,375               --            62,380

    High Yield Bond Fund........................................       13,127               --               856

    Intermediate Bond Fund......................................        4,774               --            20,980

    Mortgage-Backed Securities Fund.............................        1,566               --            16,049

    Short Duration Bond Fund....................................        2,290               --            (4,555)

    Treasury & Agency Fund......................................          281               --            (1,744)

    Ultra Short Term Bond Fund..................................        4,732               --              (198)

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 172

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   As of June 30, 2005, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                         EXPIRES
                                     --------------------------------------------------------------------------------
                                      2006      2007     2008     2009    2010    2011     2012      2013      TOTAL
                                      ----      ----     ----     ----    ----    ----     ----      ----      -----
    Core Bond Fund.................  $    --   $   --   $   --   $   --   $ --   $   --   $21,191   $10,237   $31,428

    Core Plus Bond Fund............   17,780      615    3,376       --     --       --     2,858     1,175    25,804

    Government Bond Fund...........       --    1,306    5,961    2,649     --       --       376        --    10,292

    Intermediate Bond Fund*........       --       --      620    1,203     --      426    10,051     1,948    14,248

    Mortgage-Backed Securities
      Fund.........................       --       --       --       --     --       --     7,134     7,519    14,653

    Short Duration Bond Fund.......    2,646    1,623       --      190    112       --       918       736     6,225

    Ultra Short Term Bond Fund.....      139      602      632      762    321    3,761    10,780     5,666    22,663

   * As a result of the tax free transfer of assets from the acquired fund, certain capital loss carryforwards listed above may be limited.

   During the fiscal year ended June 30, 2005, the Funds utilized available capital loss carryforwards to offset realized gains as follows (amounts in thousands):

                                                                  CAPITAL LOSS
                                                                  CARRYFORWARDS
    FUND                                                            UTILIZED
    ----                                                          -------------
    Government Bond Fund........................................     $4,300

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2005, the Funds deferred to July 1, 2005 post October capital losses of (amounts in thousands):

                                                                     POST OCTOBER
                                                                    CAPITAL LOSSES
                                                                    --------------
    Core Bond Fund..............................................        $3,712

    Core Plus Bond Fund.........................................         5,118

    High Yield Bond Fund........................................         5,734

    Intermediate Bond Fund......................................         1,339

    Mortgage-Backed Securities Fund.............................         1,491

    Short Duration Bond Fund....................................         1,669

    Treasury & Agency Fund......................................            90

    Ultra Short Term Bond Fund..................................         2,751

6. BORROWINGS

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order (the "Order") to establish and operate an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

   In addition, effective November 23, 2004, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   Prior to November 23, 2004, the Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings were payable at a rate determined by State Street at the time of borrowing. This agreement was terminated as of November 23, 2004.

   The outstanding borrowings from another fund or from the unsecured, uncommitted credit facility and average borrowings for the period ended June 30, 2005, were as follows:

                                                        OUTSTANDING
                                                        BALANCE AT       AVERAGE      NUMBER OF DAYS    INTEREST
    FUND                                               JUNE 30, 2005    BORROWINGS     OUTSTANDING        PAID
    ----                                               -------------    ----------    --------------    --------
    Core Plus Bond Fund..............................      $--            $1,292            24            $ 2

    Short Duration Bond Fund.........................       --             4,268            67             17

    Treasury & Agency Fund...........................       --             1,040             4             --(h)

   (h) Amount rounds to less than $1,000.

   As of June 30, 2005, no funds had outstanding borrowings from another fund or from the unsecured, uncommitted line of credit.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 174

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   As of June 30, 2005, the following Funds had shareholders who held more than 5% of the shares outstanding on the respective Fund:

                                                                    NUMBER OF       APPROXIMATE % OF FUND
    FUND                                                          SHAREHOLDERS*    SHARES OUTSTANDING HELD
    ----                                                          -------------    -----------------------
    Core Bond Fund..............................................        3                    53%

    Core Plus Bond Fund.........................................        4                    93%

    Government Bond Fund........................................        4                    71%

    High Yield Bond Fund........................................        3                    71%

    Intermediate Bond Fund......................................        4                    66%

    Mortgage-Backed Securities Fund.............................        3                    55%

    Short Duration Bond Fund....................................        4                    67%

    Treasury & Agency Fund......................................        1                    24%

    Ultra Short Term Bond Fund..................................        2                    26%

   * Number of shareholders may include omnibus accounts that are registered in the name of a single record keeper for the benefit of multiple shareholders.

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

   The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

   8. LEGAL MATTERS

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004. In addition, the Advisor has agreed to undertakings relating to and has commenced implementation of among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

   disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Advisor, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees.

   On April 11, 2005, the West Virginia Attorney General filed a lawsuit against the Advisor, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. This lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

   The above lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made. The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

   As noted above, the settlement agreement with the NYAG requires the Advisor to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between the Advisor and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by the Advisor and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that the Advisor and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Fund contained in this annual report is the Government Bond Fund and the Reduced Rate was implemented September 27, 2004.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

 176

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

9. BUSINESS COMBINATIONS

   On August 19, 2004, the Board of Trustees of the Trusts then existing, and, on August 12, 2004, the Board of Trustees of the One Group Mutual Funds, each approved management's proposal to merge JPMorgan Bond Fund II (the "Target Fund") into One Group Bond Fund (the "Acquiring Fund") and JPMorgan U.S. Treasury Income Fund (the "Target Fund") into One Group Government Bond Fund (the "Acquiring Fund").

   The merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

   The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                     NET ASSET        NET
                                                          SHARES                     VALUE PER     UNREALIZED
                                                        OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                        -----------    ----------    ---------    ------------
       TARGET FUND
       JPMorgan Bond Fund II..........................                                              $ 8,857
         Class A......................................        435      $   17,702     $40.71
         Class B......................................        271      $   10,985     $40.58
         Select Class.................................     19,914      $  806,911     $40.52

       ACQUIRING FUND
       One Group Bond Fund............................                                              $36,529
         Class A......................................     32,099      $  348,538     $10.86
         Class B......................................      8,320      $   90,238     $10.85
         Class C......................................      6,291      $   68,619     $10.91
         Class I (renamed Select Class)...............    243,786      $2,645,357     $10.85

       POST REORGANIZATION
       JPMorgan Core Bond Fund........................                                              $45,386
         Class A......................................     33,729      $  366,240     $10.86
         Class B......................................      9,332      $  101,223     $10.85
         Class C......................................      6,291      $   68,619     $10.91
         Select Class.................................    318,155      $3,452,268     $10.85

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(AUDITED)

                                                                                     NET ASSET        NET
                                                          SHARES                     VALUE PER     UNREALIZED
                                                        OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                        -----------    ----------    ---------    ------------
       TARGET FUND
       JPMorgan U.S. Treasury Income Fund.............                                              $ 1,722
         Class A......................................      3,794      $   44,516     $11.73
         Class B......................................      1,016      $   11,923     $11.73
         Select Class.................................      7,077      $   73,203     $11.75

       ACQUIRING FUND
       One Group Government Bond Fund.................                                              $50,727
         Class A......................................      8,392      $   86,880     $10.35
         Class B......................................      8,529      $   88,215     $10.34
         Class C......................................      2,464      $   25,466     $10.34
         Class I (renamed Select Class)...............     73,923      $  764,567     $10.34

       POST REORGANIZATION
       JPMorgan Government Bond Fund..................                                              $52,449
         Class A......................................     12,692      $  131,396     $10.35
         Class B......................................      9,682      $  100,138     $10.34
         Class C......................................      2,464      $   25,466     $10.34
         Select Class.................................     81,000      $  837,770     $10.34

10. TRANSFERS-IN-KIND

   For the year ended June 30, 2005, certain shareholders of the Core Bond Fund, Intermediate Bond Fund and Mortgage Backed Securities Fund redeemed Select Class shares and the Funds paid the redemption proceeds primarily by means of a redemption in-kind of the Funds portfolio securities. Cash and portfolio securities were transferred on the dates and at the market values listed, and gains for book purposes which resulted from the redemptions in-kind are listed below (amounts in thousands):

                                                                            REALIZED
    FUND                                          DATE      MARKET VALUE     GAINS             TYPE
    ----                                          ----      ------------    --------           ----
    Core Bond Fund............................  02/04/05     $2,394,758     $83,971     Redemption in-kind

    Intermediate Bond Fund....................  02/04/05        373,852      10,903     Redemption in-kind

    Mortgage-Backed Securities Fund...........  01/27/05        359,191       5,813     Redemption in-kind

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 178

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Funds listed in Note 1 to such financial statements (which Funds are separate portfolios of JPMorgan Trust II and are hereafter collectively referred to as the "Funds" at June 30, 2005 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
August 26, 2005

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES

                                                             NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS           OVERSEEN BY          OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS             TRUSTEE(1)            OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   ------------------------------
INDEPENDENT TRUSTEES

William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee since      Treasurer of Ingersoll-Rand
2005; Trustee of           Company (manufacturer of
heritage JPMorgan Funds    industrial equipment)
since 1987.                (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee since      Executive Officer, Eastern                             (automotive) (1993-present).
2005; Trustee of           Sales Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn (1947);       President and Chief Executive            113*          Director, Cardinal Health, Inc
Trustee since 2005.        Officer of Gardner, Inc.                               (CAH) (1994-present).
Trustee of heritage One    (wholesale distributor to
Group Funds since 1998.    outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee since      University of New York                                 Hospital Center
2005; Trustee of           (1999-present); President,                             (1992-present); Director of
heritage JPMorgan Funds    Adelphi University (New York)                          New Plan Excel Realty Trust,
since 2003.                (1998-1999).                                           Inc. (real estate investment
                                                                                  trust) (2000- present);
                                                                                  Director of Lincoln Center
                                                                                  Institute for the Arts in
                                                                                  Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian
(1945); Trustee since      Administration of the State of                         Financial Corp. (banking)
2005; Trustee of           Rhode Island (2003- 2004);                             (2002-present).
heritage JPMorgan Funds    President -- Consumer Banking
since 2002.                and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
2005. Trustee of           Senior Vice President, W.D.
heritage One Group Funds   Hoard, Inc. (corporate parent
since 1994.                of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
2005. Trustee of           Northwestern University                                Carleton College
heritage One Group Funds   (1985-present).                                        (2003-present).
since 1999.


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001- 2002), and Chairman and                         Corporation (electronics)
2005; Trustee of           Chief Executive Officer, Boston                        (1987- present); Director of
heritage JPMorgan Funds    Stock Exchange (1985-2001).                            The National Football
since 2003.                                                                       Foundation and College Hall of
                                                                                  Fame (1994-present); Trustee
                                                                                  of the Berklee College of
                                                                                  Music (1998-present); Trustee
                                                                                  of the Stratton Mountain
                                                                                  School (2001-present).


JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 180

JPMORGAN INCOME FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                             NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS           OVERSEEN BY          OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS             TRUSTEE(1)            OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   ------------------------------
Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002- present); President,                            in Cairo.
2005; Trustee of           Kenyon College (1995-2002).
heritage One Group Funds
since 1997.


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley
Trustee (Chairman) since   Corporation (plastics                                  Funds (209 portfolios)
2005; Trustee (Chairman)   manufacturing) (2003- present);                        (1995-present).
of heritage JPMorgan       Chairman and Chief Executive
Funds since 1987.          Officer of Lumelite Corporation
                           (1985-2002).


Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
2005. Trustee of           (2002-present); Investment                             College (1988-present);
heritage One Group Funds   Officer, Wabash College                                Trustee, Seabury-Western
since 1994.                (2004-present); self-employed                          Theological Seminary
                           consultant (2000-present);                             (1993-present); Chairman,
                           Director of Investments, Eli                           Indianapolis Symphony
                           Lilly and Company (1988-1999).                         Orchestra Foundation (1994-
                                                                                  present).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005; Trustee of           (financial services)
heritage JPMorgan Funds    (1968-1998).
since 2001.

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005; Trustee of     (investment company)
heritage JPMorgan Funds    (1989-1998); President & Chief
since 1998.                Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------
 (1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/ Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and      was head of Fund Administration -- Pooled Vehicles from 2000
Chief Compliance Officer       to 2004. Mr. Ungerman held a number of positions in
(2005)                         Prudential Financial's asset management business prior to
                               2000.

Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.


JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 182

JPMORGAN INCOME FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Christopher D. Walsh           Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
(1965), Assistant Treasurer    has managed all aspects of institutional and retail mutual
(2005)                         fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2004, and continued to hold your shares at the end of the reporting period, February 28, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                        ENDING
                                                                                        ACCOUNT
                                                                      BEGINNING         VALUE,        EXPENSES PAID    ANNUALIZED
                                                                    ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD   EXPENSE RATIO
                                                                    -------------    -------------    -------------   -------------
CORE BOND FUND
  Class A                    Actual**.............................     $1,000           $1,023            $5.42           1.08%
                             Hypothetical**.......................     $1,000           $1,019            $5.41           1.08%
  Class B                    Actual**.............................     $1,000           $1,020            $7.16           1.43%
                             Hypothetical**.......................     $1,000           $1,018            $7.15           1.43%
  Class C                    Actual**.............................     $1,000           $1,019            $7.16           1.43%
                             Hypothetical**.......................     $1,000           $1,018            $7.15           1.43%
  Select Class               Actual**.............................     $1,000           $1,032            $3.02           0.60%
                             Hypothetical**.......................     $1,000           $1,022            $3.01           0.60%
  Ultra Class                Actual*..............................     $1,000           $1,024            $1.43           0.40%
                             Hypothetical**.......................     $1,000           $1,023            $2.01           0.40%
CORE PLUS BOND FUND
  Class A                    Actual**.............................     $1,000           $1,024            $4.57           0.91%
                             Hypothetical**.......................     $1,000           $1,020            $4.56           0.91%
  Class B                    Actual**.............................     $1,000           $1,021            $7.31           1.46%
                             Hypothetical**.......................     $1,000           $1,018            $7.30           1.46%
  Class C                    Actual**.............................     $1,000           $1,021            $7.31           1.46%
                             Hypothetical**.......................     $1,000           $1,018            $7.30           1.46%
  Select Class               Actual**.............................     $1,000           $1,025            $3.31           0.66%
                             Hypothetical**.......................     $1,000           $1,022            $3.31           0.66%
  Ultra Class                Actual*..............................     $1,000           $1,026            $1.54           0.43%
                             Hypothetical**.......................     $1,000           $1,023            $2.16           0.43%

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 184

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                                                                        ENDING
                                                                                        ACCOUNT
                                                                      BEGINNING         VALUE,        EXPENSES PAID    ANNUALIZED
                                                                    ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD   EXPENSE RATIO
                                                                    -------------    -------------    -------------   -------------
GOVERNMENT BOND FUND
  Class A                    Actual**.............................     $1,000           $1,035            $3.83           0.76%
                             Hypothetical**.......................     $1,000           $1,021            $3.81           0.76%
  Class B                    Actual**.............................     $1,000           $1,031            $7.35           1.46%
                             Hypothetical**.......................     $1,000           $1,018            $7.30           1.46%
  Class C                    Actual**.............................     $1,000           $1,031            $7.35           1.46%
                             Hypothetical**.......................     $1,000           $1,018            $7.30           1.46%
  Select Class               Actual**.............................     $1,000           $1,036            $2.68           0.53%
                             Hypothetical**.......................     $1,000           $1,022            $2.66           0.53%
HIGH YIELD BOND FUND
  Class A                    Actual**.............................     $1,000           $1,008            $5.68           1.14%
                             Hypothetical**.......................     $1,000           $1,019            $5.71           1.14%
  Class B                    Actual**.............................     $1,000           $1,006            $8.85           1.78%
                             Hypothetical**.......................     $1,000           $1,016            $8.90           1.78%
  Class C                    Actual**.............................     $1,000           $1,006            $8.85           1.78%
                             Hypothetical**.......................     $1,000           $1,016            $8.90           1.78%
  Select Class               Actual**.............................     $1,000           $1,009            $4.43           0.89%
                             Hypothetical**.......................     $1,000           $1,020            $4.46           0.89%
  Ultra Class                Actual*..............................     $1,000           $1,010            $2.81           0.79%
                             Hypothetical**.......................     $1,000           $1,021            $3.96           0.79%
INTERMEDIATE BOND
  Class A                    Actual**.............................     $1,000           $1,018            $4.15           0.83%
                             Hypothetical**.......................     $1,000           $1,021            $4.16           0.83%
  Class B                    Actual**.............................     $1,000           $1,015            $7.15           1.43%
                             Hypothetical**.......................     $1,000           $1,018            $7.15           1.43%
  Class C                    Actual**.............................     $1,000           $1,016            $7.15           1.43%
                             Hypothetical**.......................     $1,000           $1,018            $7.15           1.43%
  Select Class               Actual**.............................     $1,000           $1,020            $2.91           0.58%
                             Hypothetical**.......................     $1,000           $1,022            $2.91           0.58%
  Ultra Class                Actual*..............................     $1,000           $1,021            $1.43           0.40%
                             Hypothetical**.......................     $1,000           $1,023            $2.01           0.40%
MORTGAGE-BACKED SECURITIES
  Class A                    Actual**.............................     $1,000           $1,022            $3.26           0.65%
                             Hypothetical**.......................     $1,000           $1,022            $3.26           0.65%
  Select Class               Actual**.............................     $1,000           $1,023            $2.01           0.40%
                             Hypothetical**.......................     $1,000           $1,023            $2.01           0.40%
  Ultra Class                Actual*..............................     $1,000           $1,024            $0.89           0.25%
                             Hypothetical**.......................     $1,000           $1,024            $1.25           0.25%
SHORT DURATION
  Class A                    Actual**.............................     $1,000           $1,007            $3.98           0.80%
                             Hypothetical**.......................     $1,000           $1,021            $4.01           0.80%
  Class B                    Actual**.............................     $1,000           $1,006            $6.46           1.30%
                             Hypothetical**.......................     $1,000           $1,018            $6.51           1.30%
  Class C                    Actual**.............................     $1,000           $1,006            $6.46           1.30%
                             Hypothetical**.......................     $1,000           $1,018            $6.51           1.30%
  Select Class               Actual**.............................     $1,000           $1,009            $2.74           0.55%
                             Hypothetical**.......................     $1,000           $1,022            $2.76           0.55%
  Ultra Class                Actual*..............................     $1,000           $1,010            $1.07           0.30%
                             Hypothetical**.......................     $1,000           $1,023            $1.51           0.30%

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                                                                        ENDING
                                                                                        ACCOUNT
                                                                      BEGINNING         VALUE,        EXPENSES PAID    ANNUALIZED
                                                                    ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD   EXPENSE RATIO
                                                                    -------------    -------------    -------------   -------------
TREASURY & AGENCY FUND
  Class A                    Actual**.............................     $1,000           $1,008            $3.44           0.69%
                             Hypothetical**.......................     $1,000           $1,021            $3.46           0.69%
  Class B                    Actual**.............................     $1,000           $1,006            $5.92           1.19%
                             Hypothetical**.......................     $1,000           $1,019            $5.96           1.19%
  Select Class               Actual**.............................     $1,000           $1,010            $2.19           0.44%
                             Hypothetical**.......................     $1,000           $1,023            $2.21           0.44%
ULTRA SHORT TERM BOND FUND
  Class A                    Actual**.............................     $1,000           $1,012            $3.44           0.69%
                             Hypothetical**.......................     $1,000           $1,021            $3.46           0.69%
  Class B                    Actual**.............................     $1,000           $1,010            $5.93           1.19%
                             Hypothetical**.......................     $1,000           $1,019            $5.96           1.19%
  Class C                    Actual**.............................     $1,000           $1,010            $5.93           1.19%
                             Hypothetical**.......................     $1,000           $1,019            $5.96           1.19%
  Select Class               Actual**.............................     $1,000           $1,014            $2.20           0.44%
                             Hypothetical**.......................     $1,000           $1,023            $2.21           0.44%
  Ultra Class                Actual*..............................     $1,000           $1,015            $0.89           0.25%
                             Hypothetical**.......................     $1,000           $1,024            $1.25           0.25%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.
** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 186

JPMORGAN INCOME FUNDS
--------------------------------------------------------------------------------

TAX LETTER
(UNAUDITED)

CORE BOND FUND
CORE PLUS BOND FUND
GOVERNMENT BOND FUND
HIGH YIELD BOND FUND
INTERMEDIATE BOND FUND
MORTGAGE-BACKED SECURITIES
SHORT DURATION BOND FUND
TREASURY AND AGENCY FUND
ULTRA SHORT TERM BOND FUND

Certain tax information for the JPMorgan Bond Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

FUNDS WITH LONG TERM CAPITAL GAIN DESIGNATION

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended June 30, 2005 (amounts in thousands):

                                                                        LONG-TERM
                                                                      CAPITAL GAIN
                                                                   DISTRIBUTION -- 20%
                                                                   -------------------
Core Bond Fund..............................................             $1,439
Treasury & Agency Fund......................................              2,190

FUNDS WITH TREASURY INCOME

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended June 30, 2005:

                                                                    INCOME FROM
                                                                       U.S.
                                                                     TREASURY
                                                                    OBLIGATIONS
                                                                   -------------
Core Bond Fund..............................................           33.41%
Core Plus Bond Fund.........................................           35.57%
Government Bond Fund........................................           40.16%
Intermediate Bond Fund......................................           29.86%
Mortgage-Backed Securities..................................            1.29%
Short Duration Bond Fund....................................           39.90%
Treasury & Agency Fund......................................           98.89%
Ultra Short-Term Bond Fund..................................            5.25%

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

                      (This page intentionally left blank)

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

 188

                      (This page intentionally left blank)

JPMORGAN FUNDS              INCOME FUNDS ANNUAL REPORT             June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example,for or against the proposal.




                                                                [JPMORGAN LOGO]
                                                                ASSET MANAGEMENT


TOG-F-037-AN (8/05)

                           ANNUAL REPORT JUNE 30, 2005





                                 JPMorgan Funds




                                     EQUITY
                                      FUNDS


                        Diversified Mid Cap Fund
                        Diversified Mid Cap Growth Fund
                        Diversified Mid Cap Value Fund
                        Equity Income Fund
                        Equity Index Fund
                        International Equity Index Fund
                        Large Cap Growth Fund
                        Large Cap Value Fund
                        Market Expansion Index Fund
                        Multi-Cap Market Neutral Fund
                        Small Cap Growth Fund
                        Small Cap Value Fund
                        Technology Fund








                                                             [JPMORGAN LOGO]
                                                             ASSET MANAGEMENT

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter..........................................    2

Portfolio Performance Reviews...............................    3

Schedules of Portfolio Investments..........................   29

Statements of Assets and Liabilities........................  109

Statements of Operations....................................  115

Statements of Changes in Net Assets.........................  118

Financial Highlights........................................  130

Notes to Financial Statements...............................  150

Report of Independent Registered Public Accounting Firm.....  171

Trustees....................................................  172

Officers....................................................  174

Shareholder Expense Examples................................  176

Tax Letter..................................................  189

HIGHLIGHTS

- U.S. equities experienced volatility over 12-month period

- Interest rate increases and rising oil prices were mainstays in economic news

- Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

- Mid- and small-capitalization stocks outperformed their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 2

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Equity Funds. Inside, you'll find information detailing the performance of the Funds for the 12 months ended June 30, 2005, along with reports from the portfolio managers.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced volatility over the 12-month period -- particularly in the third quarter of 2004 and the first quarter of 2005 -- due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest-rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst -- to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 69% over the past 12 months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

MID- AND SMALL-CAPITALIZATION OUTPERFORMANCE
Despite the market's erratic ebb and flow during the period, most of the major indexes were positive for the 12-month period. Mid-capitalization stocks were the clear winners, as the S&P MidCap 400 Index turned in a strong performance of 14.03%. Small-capitalization stocks also fared well, as the S&P SmallCap 600 Index appreciated 13.45% for the period. Large-capitalization stocks made modest gains, with the broad-based S&P 500 Index returning 6.32%.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be losing steam and showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN DIVERSIFIED MID CAP FUND(*) (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Diversified Mid Cap Fund, which seeks to provide long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations, rose 17.25% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 17.12% return of the Russell Mid Cap Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund transitioned management in September of 2004. The investment team transitioned the portfolio to its behavioral finance strategy gradually during the fourth quarter of 2004 in an attempt to minimize excessive transaction costs to shareholders. The strategy was fully transitioned by December 31, 2004. In 2005, the Fund's performance was driven primarily by stock selection, and the Fund's exposure to the momentum and value factors were used to harness irrational investor behavior. At the sector level, the valuation and momentum factors used in portfolio construction led to superior stock selection in the consumer discretionary and energy sectors. Within the consumer discretionary sector, stock selection in the consumer durables and retail industries was the largest contributor to relative performance. The Fund's return was hindered by poor stock selection and an overweight in the materials industry.

HOW WAS THE FUND MANAGED?
The Fund seeks to capitalize on persistent market anomalies that are driven by persistent investor behavior. This objective is met through a disciplined portfolio construction process that focuses on the Fund's exposure to valuation and momentum factors, which the Fund's managers believe best capture investor-driven market anomalies. The Fund looks to hold good "value" stocks with reasonable momentum and very strong momentum stocks relative to the Fund's index, the Russell Mid Cap Index.

TOP 10 HOLDINGS**
 1.  TXU Corp. .........................    1.1%
 2.  CIGNA Corp. .......................    1.0%
 3.  Federated Department Stores,
     Inc. ..............................    1.0%
 4.  D.R. Horton, Inc. .................    0.9%
 5.  Kerr-McGee Corp. ..................    0.9%
 6.  Archer-Daniels-Midland
     Co. ...............................    0.9%
 7.  Wells Fargo & Co. .................    0.8%
 8.  Constellation Energy Group,
     Inc. ..............................    0.8%
 9.  General Growth Properties, Inc.
     (REIT).............................    0.8%
10.  Sempra Energy......................    0.8%

PORTFOLIO ALLOCATION**
Common Stocks...........................   99.2%
Investment Company......................    1.3%
Liabilities in Excess of Other Assets...
                                           (0.5)%

TOP 5 INDUSTRIES**
 1.  Oil, Gas &
     Consumable Fuels...................    8.6%
 2.  Health Care Providers & Services...    7.6%
 3.  Real Estate........................    7.6%
 4.  Household Durables.................    7.4%
 5.  Multi-Utilities....................    5.1%

--------------------------------------------------------------------------------

 * Effective July 29, 2005, the fund name changed to the Intrepid Mid Cap Fund.

** As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 4

JPMORGAN DIVERSIFIED MID CAP FUND* (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

-----------------------------------------------------------------------------------------------------
                                                   INCEPTION DATE
                                                      OF CLASS      1 YEAR      5 YEAR      10 YEAR
-----------------------------------------------------------------------------------------------------
  Class A                                            05/01/1992     16.95%       5.92%      11.19%
-----------------------------------------------------------------------------------------------------
  Class A*                                           05/01/1992     10.83%       4.78%      10.59%
-----------------------------------------------------------------------------------------------------
  Class B                                            09/23/1996     16.20%       5.13%      10.48%
-----------------------------------------------------------------------------------------------------
  Class B**                                          09/23/1996     11.20%       4.93%      10.48%
-----------------------------------------------------------------------------------------------------
  Class C                                            03/22/1999     16.20%       5.15%      10.35%
-----------------------------------------------------------------------------------------------------
  Class C***                                         03/22/1999     15.20%       5.15%      10.35%
-----------------------------------------------------------------------------------------------------
  Select Class                                       12/31/1983     17.25%       6.17%      11.43%
-----------------------------------------------------------------------------------------------------
  Ultra                                              02/22/2005     17.38%       6.19%      11.44%
-----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                     RUSSELL MIDCAP      LIPPER MID-CAP      S&P MID CAP 400
                                  SELECT CLASS            INDEX            CORE INDEX             INDEX
                                  ------------       --------------      --------------      ----------
7/95                               1000000.00          1000000.00          1000000.00          1000000.00
6/96                               1172710.00          1224950.00          1236080.00          1265340.00
6/97                               1512110.00          1506190.00          1443930.00          1560520.00
6/98                               1818850.00          1882730.00          1740670.00          1984240.00
6/99                               1918430.00          2095640.00          1857310.00          2325200.00
6/00                               2187660.00          2360510.00          2452930.00          2719880.00
6/01                               2322020.00          2383190.00          2347280.00          2961220.00
6/02                               2127950.00          2163280.00          2076010.00          2821490.00
6/03                               2060930.00          2220270.00          2111830.00          2801350.00
6/04                               2517050.00          2872720.00          2666860.00          3585320.00
6/05                               2952000.00          3364460.00          2972464.00          4088272.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data for periods prior to March 22, 1999 reflect the performance of the Pegasus Mid Cap Opportunity Fund. Historical performance shown for Classes A, B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance, except for Ultra Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Mid Cap Fund, Russell Midcap Index, S&P Mid Cap 400 Index and the Lipper Mid-Cap Core Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Index measures the performance of 800 smallest companies of the Russell 1000 Index. The S&P Mid Cap 400 Index is an unmanaged index generally representative of the performance of the mid-size company segment of the U.S. market. This index is used by over 95% of the U.S. managers and pension plan sponsors with more than $25 billion being indexed to the S&P Mid Cap 400. The Lipper Mid Cap Core Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

* Effective July 29, 2005, the fund name changed to the Intrepid Mid Cap Fund.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN DIVERSIFIED MID CAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Diversified Mid Cap Growth Fund, which seeks to provide growth of capital and current income by investing primarily in equity securities, rose 10.13% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 10.86% return of the Russell MidCap Growth Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The majority of the Fund's relative underperformance occurred in the fourth quarter of 2004 due primarily to holdings in the semiconductor and software industries. The Fund also experienced a higher level of turnover during the fourth quarter as the current portfolio management team assumed responsibility of the portfolio. This would have negatively impacted performance for the period.

At the stock level, OSI Pharmaceuticals Inc., which develops cancer and diabetes drugs, negatively impacted results. The company's stock price declined after management announced lower-than-expected quarterly results as well as lackluster sales and growth expectations for its flagship drug, Tarceva. Cognos Inc., a manufacturer of business intelligence software, declined after the company reported lower-than-expected, first-quarter results due to sales execution issues.

Despite the Fund's relative performance, the Portfolio was aided by stock selection in the healthcare and energy sectors. Triad Hospitals, Inc. and Advanced Auto Parts, Inc. were the largest contributors to performance. Triad Hospitals, which operates hospitals and ambulatory surgical centers, was positively impacted by fourth-quarter earnings that were ahead of expectations. The company's strong results were driven by increased admissions growth and better-than-expected pricing. Advanced Auto Parts benefited from better-than-expected, first-quarter results. The company's stock price rose on gross margin expansion and market share gains.

HOW WAS THE FUND MANAGED?
We remain focused on stock selection, believing that quality companies, regardless of their economic sector, which trade at attractive valuations, should outperform in the long term. We sought to maintain significant sector diversification in the Fund to avoid any large bets on macroeconomic or sector trends.

TOP 10 HOLDINGS*
 1.  Amphenol Corp., Class A............    1.9%
 2.  Brunswick Corp. ...................    1.8%
 3.  NCR Corp. (a)......................    1.7%
 4.  AmeriCredit Corp. (a) (c)..........    1.6%
 5.  Manor Care, Inc. ..................    1.6%
 6.  Fisher Scientific International,
     Inc. (a)...........................    1.6%
 7.  International Speedway Corp., Class
     A..................................    1.5%
 8.  Royal Caribbean Cruises Ltd.
     (Liberia) (c)......................    1.4%
 9.  DaVita, Inc. (a)...................    1.4%
10.  Medco Health Solutions, Inc. (a)...    1.4%

PORTFOLIO ALLOCATION*
Common Stocks...........................   99.2%
Investment Company......................    1.3%
Liabilities in Excess of Other Assets...
                                           (0.5)%

TOP 5 INDUSTRIES*
 1.  Specialty Retail...................   12.7%
 2.  Health Care Providers & Services...   11.5%
 3.  Hotels, Restaurants &
     Leisure............................    8.1%
 4.  Health Care Equipment & Supplies...    5.8%
 5.  Semiconductors & Semiconductor
     Equipment..........................    5.3%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 6

JPMORGAN DIVERSIFIED MID CAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            02/18/1992     9.84%       (0.82)%    12.80%
----------------------------------------------------------------------------------------------------
  Class A*                                           02/18/1992     4.08%       (1.89)%    12.19%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994     9.10%       (1.56)%    12.11%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994     4.10%       (1.89)%    12.11%
----------------------------------------------------------------------------------------------------
  Class C                                            11/04/1997     9.06%       (1.56)%    12.05%
----------------------------------------------------------------------------------------------------
  Class C***                                         11/04/1997     8.06%       (1.56)%    12.05%
----------------------------------------------------------------------------------------------------
  Select Class                                       03/02/1989    10.13%       (0.58)%    13.08%
----------------------------------------------------------------------------------------------------
  Ultra                                              02/22/2005    10.18%       (0.57)%    13.09%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                                  RUSSELL MIDCAP         LIPPER MID-CAP
                                            SELECT CLASS           GROWTH INDEX           GROWTH INDEX
                                            ------------          --------------         -------------
7/95                                         1000000.00             1000000.00             1000000.00
6/96                                         1246380.00             1235900.00             1346480.00
6/97                                         1529900.00             1453320.00             1379370.00
6/98                                         2006210.00             1802350.00             1646680.00
6/99                                         2576100.00             2168420.00             1948040.00
6/00                                         3519780.00             3222170.00             3037620.00
6/01                                         3043190.00             2206830.00             2138050.00
6/02                                         2580090.00             1625650.00             1593170.00
6/03                                         2574460.00             1720570.00             1596940.00
6/04                                         3104310.00             2222010.00             1966640.00
6/05                                         3418530.00             2463400.00             2110828.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on March 2, 1989. Historical performance shown for Classes A, B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance, except for Ultra Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Midcap Growth Fund, Russell Midcap Growth Index and the Lipper Mid Cap Growth Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Mid Cap Growth Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN DIVERSIFIED MID CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Diversified Mid Cap Value Fund, which seeks to provide capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities, rose 14.46% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 21.80% return of the Russell Midcap Value Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The majority of the Fund's relative underperformance occurred in the second half of 2004, as the market experienced a strong reversal in which low-quality stocks outperformed high-quality stocks. The Fund's performance was negatively impacted due to our overriding focus on quality and value. When these stocks are not in favor, the Fund may slightly underperform.

Stock selection in the consumer discretionary and financial sectors hindered performance. Family Dollar Stores Inc., a discount chain, reported disappointing sales numbers. We remain confident in the name, however, as the company continues to roll out initiatives aimed at gaining market share. Another detractor from performance was Lear Corp., a leading supplier of auto interiors. The company announced lower first-quarter profits as a result of reduced automobile industry production and higher raw material costs.

Overweighting and stock selection in the industrial sector, as well as underweighting in information technology, aided performance over the 12 months. Stocks within the industrial sector benefited from a strengthening global economy. Arch Coal Inc., the second-largest U.S. coal producer, positively impacted performance due to stronger coal pricing and increased production volumes. Another strong performer was Coventry Health Care, which completed its acquisition of First Health Group in late-January of 2005. The company posted solid fourth-quarter earnings ahead of expectations and increased its 2005 earnings guidance.

HOW WAS THE FUND MANAGED?
The current portfolio management team assumed responsibility of the fund in August of 2004. Despite the Fund's solid gains for the period, performance relative to the market was somewhat muted by lack of exposure to highly cyclical and leveraged segments that drove U.S. equities over the last 12 months. As is often the case, our overriding focus on quality and value -- which generally avoids investments in highly cyclical and leveraged companies -- works to smooth out Fund performance at sharp inflection points in the market, such as the one just experienced. The Fund's return was comfortably ahead of the broad stock market's gain as measured by the S&P 500 Index.

TOP 10 HOLDINGS*
 1.  Old Republic International
     Corp. .............................    1.4%
 2.  Coventry Health Care, Inc. (a).....    1.4%
 3.  V.F. Corp. ........................    1.4%
 4.  Devon Energy Corp. ................    1.3%
 5.  TJX Cos., Inc. ....................    1.2%
 6.  Fortune Brands, Inc. ..............    1.2%
 7.  Compass Bancshares,
     Inc. ..............................    1.2%
 8.  Golden West Financial
     Corp. .............................    1.2%
 9.  Arch Coal, Inc. (c)................    1.1%
10.  AutoZone, Inc. (a).................    1.1%

PORTFOLIO ALLOCATION*
Common Stocks...........................   96.2%
Investment Company......................    4.5%
Liabilities in Excess of Other Assets...
                                           (0.7)%

TOP 5 INDUSTRIES*
 1.  Insurance..........................    7.9%
 2.  Real Estate........................    6.3%
 3.  Oil, Gas & Consumable Fuels........    6.2%
 4.  Commercial Banks...................    6.2%
 5.  Health Care Providers & Services...    5.8%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 8

JPMORGAN DIVERSIFIED MID CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            02/18/1992    14.17%      12.54%      13.18%
----------------------------------------------------------------------------------------------------
  Class A*                                           02/18/1992     8.20%      11.33%      12.58%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994    13.40%      11.70%      12.49%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994     8.40%      11.44%      12.49%
----------------------------------------------------------------------------------------------------
  Class C                                            03/22/1999    13.43%      11.72%      12.38%
----------------------------------------------------------------------------------------------------
  Class C***                                         03/22/1999    12.43%      11.72%      12.38%
----------------------------------------------------------------------------------------------------
  Select Class                                       03/02/1989    14.46%      12.81%      13.46%
----------------------------------------------------------------------------------------------------
  Ultra                                              02/22/2005    14.59%      12.83%      13.48%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                               RUSSELL MIDCAP VALUE   LIPPER MID-CAP VALUE
                                            SELECT CLASS              INDEX                  INDEX
                                            ------------       --------------------   ------------
6/95                                         1000000.00             1000000.00             1000000.00
6/96                                         1201010.00             1214310.00             1203210.00
6/97                                         1448020.00             1553900.00             1458300.00
6/98                                         1857400.00             1954000.00             1723300.00
6/99                                         1928560.00             2063930.00             1722940.00
6/00                                         1935730.00             1900740.00             1814540.00
6/01                                         2546460.00             2355500.00             2089550.00
6/02                                         2552300.00             2400720.00             2037850.00
6/03                                         2387120.00             2385430.00             2046360.00
6/04                                         3089300.00             3120460.00             2691010.00
6/05                                         3535610.00             3800580.00             3050838.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on March 2, 1989. Historical performance shown for Classes A, B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance, except for Ultra Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Mid Cap Value Fund, Russell Midcap Value Index and the Lipper Mid Cap Value Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell Midcap Value Index measures the performance of the Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid Cap Value Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY INCOME FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Equity Income Fund, which seeks to provide current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities, rose 11.46% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 6.32% return of the S&P 500 Index over the same time period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund transitioned management in July of 2004, due to the merger of JPMorgan Chase and Bank One. The investment team transitioned the portfolio of its strategy gradually during the third and fourth quarters of 2004 and the first quarter of 2005. The strategy was fully transitioned by February 2005.

Stock selection in the energy and consumer discretionary sectors helped the Fund outperform its benchmark for the 12-month period. ConocoPhillips impacted performance positively. Continued momentum in the energy sector boosted the company to a new 52-week high, making it a top contributor to performance in the period. Sparked by concerns that global demand for fuel would outpace the supply, ConocoPhillips benefited from the recent energy rally, posting record fourth-quarter results earlier in the year.

Despite the Fund's outperformance, a few individual holdings performed poorly over the period. 3M Company, which announced a challenging outlook for the second quarter, detracted from performance. In addition, the company's CEO announced his departure.

HOW WAS THE FUND MANAGED?
In line with the Fund's mandate, the investment team focused on stock selection, believing that quality companies trading at attractive valuations will outperform in the long-term. The Fund continued to invest only in stocks that had above-average dividend yields. The investment team sought to maintain significant sector diversification in the Fund and avoid any large bets contingent on macroeconomic or sector trends.

TOP 10 HOLDINGS*
 1.  Citigroup, Inc. ...................    4.6%
 2.  General Electric Co. ..............    4.0%
 3.  Exxon Mobil Corp. .................    3.8%
 4.  Chubb Corp. .......................    3.2%
 5.  Alltel Corp. (c)...................    3.2%
 6.  ConocoPhillips.....................    2.9%
 7.  Bank of America Corp. .............    2.6%
 8.  AGL Resources,
     Inc. (c)...........................    2.3%
 9.  Freddie Mac........................    2.3%
10.  Wells Fargo & Co. .................    2.1%

PORTFOLIO ALLOCATION*
Common Stocks...........................   95.1%
Preferred Stock.........................    1.8%
Investment Company......................    1.1%
Convertible Bonds.......................    0.5%
Other Assets in Excess of Liabilities...
                                            1.5%

TOP 5 INDUSTRIES*
 1.  Commercial Banks...................   11.5%
 2.  Oil, Gas & Consumable Fuels........   11.0%
 3.  Diversified Telecommunication
     Services...........................    7.5%
 4.  Insurance..........................    7.1%
 5.  Diversified Financial
     Services...........................    4.6%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 10

JPMORGAN EQUITY INCOME FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            02/18/1992    11.18%       3.15%       8.96%
----------------------------------------------------------------------------------------------------
  Class A*                                           02/18/1992     5.34%       2.05%       8.37%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994    10.40%       2.40%       8.33%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994     5.40%       2.13%       8.33%
----------------------------------------------------------------------------------------------------
  Class C                                            11/04/1997    10.40%       2.38%       8.21%
----------------------------------------------------------------------------------------------------
  Class C***                                         11/04/1997     9.40%       2.38%       8.21%
----------------------------------------------------------------------------------------------------
  Select Class                                       07/02/1987    11.46%       3.42%       9.25%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                      SELECT CLASS                S&P 500 INDEX
                                                      ------------                -------------
6/95                                                   1000000.00                  1000000.00
6/96                                                   1245320.00                  1260000.00
6/97                                                   1630000.00                  1697210.00
6/98                                                   2007720.00                  2209110.00
6/99                                                   2166250.00                  2711830.00
6/00                                                   2048210.00                  2908270.00
6/01                                                   2135590.00                  2476962.00
6/02                                                   1929650.00                  2031410.00
6/03                                                   1870480.00                  2036550.00
6/04                                                   2174010.00                  2425730.00
6/05                                                   2422980.00                  2579119.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on July 2, 1987. Historical performance shown for Classes A, B, and C Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Equity Income Fund and the S&P 500 Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index measures the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY INDEX FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Equity Index Fund, which seeks to provide investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Index (S&P 500 Index), rose 6.06% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 6.32% return of the S&P 500 Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
In line with its investment mandate, the Fund offered a total return similar to that of the S&P 500 Index, an unmanaged group of stocks that the Fund attempts to track with little or no excess risk. The slight difference in returns due primarily to the fees associated with managing the Fund.

Energy and utilities were the fiscal year's top-performing sectors, primarily due to rising oil prices. Each sector returned nearly 40% for the 12-month period. Information technology ended the fiscal year with negative performance, returning -3.50%.

HOW WAS THE FUND MANAGED?
We strictly follow the benchmark positions and weights, and stay fully invested. We also take advantage of securities-lending and profit-sharing arrangements with brokers to help offset some of the transaction costs associated with running an index fund. Going forward, we will continue to seek returns that closely match those of the benchmark index. We will continue to explore opportunities to trade index changes in a value-added manner. In addition, we will maintain our stringent risk management strategies while seeking to minimize transaction costs.

TOP 10 HOLDINGS*
 1.  General Electric
     Co. (k)............................    3.3%
 2.  Exxon Mobil Corp. .................    3.3%
 3.  Microsoft Corp. ...................    2.3%
 4.  Citigroup, Inc. ...................    2.2%
 5.  Pfizer, Inc. ......................    1.9%
 6.  Johnson & Johnson..................    1.8%
 7.  Bank of America
     Corp. .............................    1.7%
 8.  Wal-Mart Stores, Inc. .............    1.5%
 9.  Intel Corp. .......................    1.5%
10.  American International
     Group, Inc. .......................    1.4%

PORTFOLIO ALLOCATION*
Common Stocks...........................   99.3%
Investment Company......................    0.5%
Other Assets in Excess of Liabilities...
                                            0.2%

TOP 5 INDUSTRIES*
 1.  Oil, Gas & Consumable Fuels........    7.5%
 2.  Pharmaceuticals....................    7.1%
 3.  Commercial Banks...................    5.8%
 4.  Industrial Conglomerates...........    4.5%
 5.  Insurance..........................    4.4%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 12

JPMORGAN EQUITY INDEX FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            02/18/1992     5.80%        (2.9)%     9.32%
----------------------------------------------------------------------------------------------------
  Class A*                                           02/18/1992     0.26%       (3.94)%     8.73%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994     5.02%       (3.63)%     8.66%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994     0.02%       (4.01)%     8.66%
----------------------------------------------------------------------------------------------------
  Class C                                            11/04/1997     5.02%       (3.63)%     8.53%
----------------------------------------------------------------------------------------------------
  Class C***                                         11/04/1997     4.02%       (3.63)%     8.53%
----------------------------------------------------------------------------------------------------
  Select Class                                       07/02/1991     6.06%       (2.66)%     9.60%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                      SELECT CLASS                S&P 500 INDEX
                                                      ------------                -------------
7/95                                                   1000000.00                  1000000.00
6/96                                                   1254610.00                  1260000.00
6/97                                                   1685020.00                  1697210.00
6/98                                                   2186700.00                  2209110.00
6/99                                                   2678740.00                  2711830.00
6/00                                                   2862530.00                  2908270.00
6/01                                                   2431490.00                  2476962.00
6/02                                                   1987800.00                  2031410.00
6/03                                                   1987400.00                  2036550.00
6/04                                                   2358180.00                  2425730.00
6/05                                                   2501170.00                  2579119.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on July 2, 1991. Historical performance shown for Classes A, B, and C Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Equity Index Fund and the S&P 500 Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index measures the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INTERNATIONAL EQUITY INDEX FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan International Equity Index Fund, which seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Gross Domestic Product (MSCI EAFE GDP) Index, rose 14.04% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 13.64% return of the MSCI EAFE GDP Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund's outperformance of the MSCI EAFE GDP Index was due to its off-index emerging markets exposure. The Fund had 8.4% of its assets invested in securities based in such countries as Mexico, South Korea and Hungary at year-end, in line with its policy of investing up to 10% in emerging markets. During the 12-month period, emerging market returns exceeded those of developed markets by a wide margin, with the MSCI Emerging Markets Free Index rising 30.77%.

Performance against the index was within an acceptable 1.24% tracking error, which is calculated as the annualized standard deviation of the Fund's monthly returns relative to the MSCI EAFE GDP benchmark. On a long-term basis, the MSCI EAFE GDP Index itself has outperformed the MSCI EAFE Index, validating our choice of the former as a benchmark because its weighting scheme is tied more to earnings potential than market capitalization. The MSCI EAFE GDP Index has outperformed the MSCI EAFE Index by 0.12% and 1.45% for the five- and 10-year periods, respectively.

HOW WAS THE FUND MANAGED?
As always, the Fund was well diversified over the 12 months, ending the period with 1,078 developed and 178 emerging country holdings. Additionally, portfolio turnover for the period was a low 13.96%, consistent with being a tax-efficient portfolio.

On May 31, 2005, the MSCI EAFE GDP Index, the Fund's benchmark, underwent its annual index review, necessitating alterations in the Fund's composition. There were additions and deletions from the index -- changes to the stocks in the index, foreign company inclusion factors and country weightings. At year-end, the MSCI EAFE GDP Index had the following index weights: Continental Europe, 57.42%; Japan, 25.30%; U.K., 11.63% and Asia ex-Japan, 5.65%. Fund changes were made in a timely and cost-efficient manner, minimizing leakages to portfolio returns.

Cash and cash equivalents accounted for 1.10% of the Fund at year-end. Approximately 75% of these were equitized with futures contracts.

The Fund continues to be managed to provide broad international exposure for U.S. investors. It is highly diversified to minimize risk at the single stock level, and managed in a low turnover fashion, with implementation of strategy carried out in a low-cost manner.

TOP 10 HOLDINGS*
 1.  ENI S.p.A. (m).....................    1.6%
 2.  Total S.A. (m).....................    1.5%
 3.  Siemens AG
     (Registered) (m)...................    1.3%
 4.  E.On AG (m)........................    1.2%
 5.  Toyota Motor
     Corp. (m)..........................    1.2%
 6.  Deutsche Telekom AG
     (Registered) (m)...................    1.1%
 7.  BP plc (m).........................    1.0%
 8.  Sanofi-Aventis (m).................    1.0%
 9.  Banco Santander Central Hispano
     S.A. (m)...........................    1.0%
10.  Telefonica S.A. (m)................    0.9%

PORTFOLIO ALLOCATION*
Common Stocks...........................   97.8%
iShares.................................    0.1%
Investment Company......................    0.5%
Preferred Stock.........................    1.0%
U.S. Treasury Obligations...............    0.1%
Other Assets in Excess of Liabilities...
                                            0.5%

TOP 5 COUNTRIES*
 1.  Japan..............................   23.0%
 2.  Germany............................   12.8%
 3.  United Kingdom.....................   10.5%
 4.  France.............................    9.4%
 5.  Italy..............................    8.1%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 14

JPMORGAN INTERNATIONAL EQUITY INDEX FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            04/23/1993     13.79%       (1.15)%    5.54%
----------------------------------------------------------------------------------------------------
  Class A*                                           04/23/1993      7.81%       (2.21)%    4.97%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994     12.88%       (1.86)%    4.89%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994      7.88%       (2.25)%    4.89%
----------------------------------------------------------------------------------------------------
  Class C                                            11/04/1997     12.97%       (1.85)%    4.84%
----------------------------------------------------------------------------------------------------
  Class C***                                         11/04/1997     11.97%       (1.85)%    4.84%
----------------------------------------------------------------------------------------------------
  Select Class                                       10/28/1992     14.04%       (0.87)%    5.80%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                      SELECT CLASS             MSCI EAFE GDP INDEX
                                                      ------------             -------------------
6/95                                                   1000000.00                  1000000.00
6/96                                                   1112060.00                  1125440.00
6/97                                                   1274820.00                  1286940.00
6/98                                                   1396630.00                  1481820.00
6/99                                                   1554260.00                  1627570.00
6/00                                                   1835390.00                  1949110.00
6/01                                                   1380900.00                  1478700.00
6/02                                                   1221310.00                  1323270.00
6/03                                                   1146550.00                  1235640.00
6/04                                                   1540990.00                  1678760.00
6/05                                                   1757250.00                  1907818.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on October 28, 1992. Historical performance shown for Classes A, B, and C Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Index Fund and the Morgan Stanley Capital International (MSCI EAFE GDP Index). The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE GDP Index measures the performance of international stock markets. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of non-diversified "regional" fund investing.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN LARGE CAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Large Cap Growth Fund, which seeks to provide long-term capital appreciation and growth of income by investing primarily in equity securities, rose 1.31% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 1.68% return of the Russell 1000 Growth Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund underperformed the benchmark, as stock selection in the pharmaceutical/medical technology and consumer cyclical sectors negatively impacted results. OSI Pharmaceuticals was among the top detractors, as the company cited lower-than-expected uptake for its lung cancer drug Tarceva. While the near-term sales ramp of Tarceva was slower than anticipated, we still believe in its long-term sales potential. Shares of First Marblehead, an outsourcing vendor to private education lenders, were pressured when a client discontinued its outsource and service arrangement. While this was a loss of potential revenue, it will not occur for another year and we believe that the company can replace the business.

Alternatively, positive stock selection in the media and capital market sectors added to results, coming primarily from Google and Chicago Mercantile. Google outperformed on the heels of continued strong internet advertising as well as its announcement to buy rival payment processor Paypal, making Google a strong competitor in the on-line auction/sales marketplace. Chicago Mercentile rose about 120% for the year, reflecting impressive business momentum in volume of contracts traded and pricing. In addition, at the end of June, the company announced its interest in a possible merger with its sister organization, the Chicago Board of Options Exchange. The stock went to new highs on the day of the announcement, as many investors saw the merger as accretive to both companies.

HOW WAS THE FUND MANAGED?
The Fund was transitioned during the period and is now managed by Giri Devulapally. The Fund is fully invested in large-capitalization stocks, which tend to exhibit strong earnings and/or cash flow growth and strong business models; cyclical growers with favorable supply/demand characteristics; strong secular growers; and opportunistic deep value companies. The investment team focuses on owning companies that are leaders in their business segments.

TOP 10 HOLDINGS*
 1.  General Electric Co. ..............    4.8%
 2.  Johnson & Johnson..................    4.1%
 3.  Microsoft Corp. ...................    3.7%
 4.  Cisco Systems,
     Inc. (a)...........................    2.7%
 5.  Dell, Inc. (a).....................    2.5%
 6.  Procter & Gamble
     Co. ...............................    2.3%
 7.  UnitedHealth Group, Inc. ..........    2.0%
 8.  Intel Corp. .......................    1.8%
 9.  Lowe's Cos., Inc. .................    1.7%
10.  Chicago Mercantile Exchange
     Holdings, Inc. (c).................    1.7%

PORTFOLIO ALLOCATION*
Common Stocks...........................   98.3%
Investment Company......................    1.5%
Other Assets in Excess of Liabilities...
                                            0.2%

TOP 5 INDUSTRIES
 1.  Pharmaceuticals....................    8.1%
 2.  Communications Equipment...........    6.9%
 3.  Industrial
     Conglomerates......................    5.8%
 4.  Software...........................    5.7%
 5.  Health Care Providers & Services...    5.4%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 16

JPMORGAN LARGE CAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            02/22/1994       1.14%   (10.78)%      5.76%
----------------------------------------------------------------------------------------------------
  Class A*                                           02/22/1994      (4.17)%  (11.74)%      5.19%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994       0.46%   (11.43)%      5.19%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994      (4.54)%  (11.77)%      5.19%
----------------------------------------------------------------------------------------------------
  Class C                                            11/04/1997       0.45%   (11.42)%      5.03%
----------------------------------------------------------------------------------------------------
  Class C***                                         11/04/1997      (0.55)%  (11.42)%      5.03%
----------------------------------------------------------------------------------------------------
  Select Class                                       02/28/1992       1.31%   (10.56)%      6.07%
----------------------------------------------------------------------------------------------------
  Ultra                                              02/22/2005       1.40%   (10.54)%      6.08%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                               RUSSELL 1000 GROWTH      LIPPER LARGE CAP
                                            SELECT CLASS              INDEX               GROWTH INDEX
                                            ------------       -------------------      --------------
7/95                                         1487940.00             1000000.00             1000000.00
6/96                                         1746240.00             1278110.00             1241060.00
6/97                                         2324700.00             1678640.00             1587910.00
6/98                                         3155440.00             2205600.00             2091350.00
6/99                                         4062870.00             2806970.00             2652730.00
6/00                                         4683760.00             3527390.00             3201150.00
6/01                                         3111910.00             2251390.00             2133760.00
6/02                                         2241170.00             1655050.00             1602130.00
6/03                                         2303210.00             1703710.00             1568860.00
6/04                                         2646910.00             2008260.00             1821090.00
6/05                                         2678480.00             2042060.00             1890730.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on February 28, 1992. Historical performance shown for Classes A, B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance, except for Ultra Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Large Cap Growth Fund, Russell 1000 Growth Index and the Lipper Large Cap Growth Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large Cap Growth Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN LARGE CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Large Cap Value Fund, which seeks to provide capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities, rose 11.19% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 14.06% return of the Russell 1000 Value Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund underperformed its benchmark due primarily to poor stock selection in the insurance and consumer cyclical sectors. In consumer cyclicals, a position in Jones Apparel Group Inc. negatively impacted relative performance. Most of the company's underperformance was rendered in the fourth quarter of 2004, when news of its acquisition of luxury retailer Barney's was received negatively by the market. The stock of Willis Group Holdings fell over the last 12 months, as our investment thesis that the company would gain share at the expense of rival insurance broker Marsh McLennan did not develop as expected. Deteriorating market conditions, the loss of contingent commissions and a tougher regulatory environment have resulted in margin pressures. We believe, however, that Willis is well managed and has excellent long-term growth prospects.

Alternatively, stock selection within the capital markets and media sector aided performance. At the security level, WellPoint Inc. and Unocal Corp. were among the top contributors. WellPoint, a managed care provider, gained significantly in the fourth quarter of 2004 on the approval of its merger with Anthem Insurance Co. The company generated a strong free cash flow with good momentum in its underlying business. In addition, the combined company has a tremendous opportunity to become a viable national player with the potential acquisition of other "Blues" plans. Lastly, the stock of Unocal benefited during the year from the strength of oil and gas prices and the controversial acquisition battle between Chevron and the China National Offshore Oil Corporation (CNOOC), which Chevron ultimately won.

HOW WAS THE FUND MANAGED?
The Fund was transitioned during the period and is now managed by Brad Frishberg. The investment team looks for companies that generate high levels of free cash flow, where management deploys the cash in a prudent manner. Valuation is very important, so our strategy focuses on companies with future earnings prospects, based on our internal research, that are attractively valued relative to their peers. The strategy tends to favor companies that are 'unloved' by Wall Street.

TOP 10 HOLDINGS*
 1.  Citigroup, Inc. ...................    6.0%
 2.  Exxon Mobil Corp. .................    5.9%
 3.  Verizon Communications, Inc. ......    2.7%
 4.  Freddie Mac........................    2.5%
 5.  Bank of America
     Corp. .............................    2.4%
 6.  Liberty Media Corp., Class A (a)...    2.2%
 7.  MBNA Corp. ........................    2.2%
 8.  Tyco International Ltd.
     (Bermuda)..........................    2.1%
 9.  Pfizer, Inc. ......................    2.0%
10.  Sprint Corp. (c)...................    2.0%

PORTFOLIO ALLOCATION*
Common Stocks...........................   98.8%
Investment Company......................    1.6%
Liabilities in Excess of Other Assets...
                                           (0.4)%

TOP 5 INDUSTRIES*
 1.  Oil, Gas & Consumable Fuels........   12.5%
 2.  Diversified Financial
     Services...........................    8.5%
 3.  Commercial Banks...................    7.2%
 4.  Media..............................    6.1%
 5.  Insurance..........................    5.9%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 18

JPMORGAN LARGE CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            02/18/1992    10.87%       1.81%       7.62%
----------------------------------------------------------------------------------------------------
  Class A*                                           02/18/1992     5.06%       0.72%       7.04%
----------------------------------------------------------------------------------------------------
  Class B                                            01/14/1994    10.22%       1.07%       7.00%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/14/1994     5.22%       0.68%       7.00%
----------------------------------------------------------------------------------------------------
  Class C                                            03/22/1999    10.10%       1.07%       6.82%
----------------------------------------------------------------------------------------------------
  Class C***                                         03/22/1999     9.10%       1.07%       6.82%
----------------------------------------------------------------------------------------------------
  Select Class                                       03/01/1991    11.19%       2.07%       7.87%
----------------------------------------------------------------------------------------------------
  Ultra                                              02/22/2005    11.28%       2.09%       7.88%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                                RUSSELL 1000 VALUE      LIPPER LARGE-CAP
                                            SELECT CLASS              INDEX               VALUE INDEX
                                            ------------        ------------------      -------------
6/95                                         1000000.00             1000000.00             1000000.00
6/96                                         1127060.00             1246290.00             1230650.00
6/97                                         1432560.00             1659850.00             1604370.00
6/98                                         1740350.00             2138470.00             1983080.00
6/99                                         2040260.00             2488460.00             2312830.00
6/00                                         1925440.00             2266510.00             2257780.00
6/01                                         2070530.00             2500740.00             2262780.00
6/02                                         1666190.00             2276860.00             1951720.00
6/03                                         1591770.00             2253540.00             1910160.00
6/04                                         1918330.00             2729800.00             2284610.00
6/05                                         2133160.00             3113590.00             2484340.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on March 1, 1991. Historical performance shown for Classes A, B, C, and Ultra Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance, except for Ultra Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Large Cap Value Fund, Russell 1000 Value Index and the Lipper Large Cap Value Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Large Cap Value Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN MARKET EXPANSION INDEX FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Market Expansion Index Fund, which seeks to provide a return that substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index and Standard & Poor's MidCap 400 Index, rose 14.89% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 13.83% return of the S&P 1000 Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund's energy sector returned more than 44%, primarily due to rising oil and natural gas prices. On the other hand, semiconductor stocks returned -22% due to a supply glut. Performance among semiconductor stocks detracted the most from the Fund's relative return, while results from the retail sector added the most value.

The Fund exceeded its goal of outperforming the benchmark index at an annual rate of 60 basis points before fees while keeping the Fund's tracking error between 1% and 1.5%. We believe our strategy gives us an excellent opportunity to recover the Fund's expense ratio while closely tracking the market performance of mid- and small-capitalization stocks. The index we track, the S&P 1000 Index, has outperformed the Russell 2500 Index by more than 1.6% over the five-year period. We will continue to use mid-cap and small-capitalization futures contracts to temporarily invest cash, and any cash we do hold typically should represent no more than 1% of the portfolio.

HOW WAS THE FUND MANAGED?
The Fund owned more than 85% of the stocks represented in the S&P 1000 Index. We attempted to add value for shareholders by implementing a sector- and industry-neutral stock-selection process, tilting slightly toward attractive stocks and away from unattractive stocks. We put equal emphasis on the valuation and fundamentals of each stock we evaluate. Our balanced, quantitative stock-selection process keeps overall Fund performance and risk exposure within targeted benchmark guidelines. For the 12-month period, our valuation "super-factor" worked better than our fundamentals "super-factor," and 13 of the Fund's 20 sectors added value.

* TOP 10 HOLDINGS*
 1.  D.R. Horton, Inc. .................    0.7%
 2.  Coventry Health Care, Inc. (a).....    0.6%
 3.  Microchip Technology,
     Inc. ..............................    0.6%
 4.  Lennar Corp., Class A..............    0.5%
 5.  Tyson Foods, Inc., Class A.........    0.5%
 6.  Triad Hospitals,
     Inc. (a)...........................    0.5%
 7.  Pepco Holdings, Inc. ..............    0.5%
 8.  Energizer Holdings,
     Inc. (a)...........................    0.5%
 9.  American Eagle Outfitters, Inc. ...    0.5%
10.  Legg Mason, Inc. (c)...............    0.5%

PORTFOLIO ALLOCATION*
Common Stocks...........................   99.8%
Investment Company......................    0.3%
U.S. Treasury Obligations...............    0.0%
Liabilities in Excess of Other Assets...
                                           (0.1)%

TOP 5 INDUSTRIES*
 1.  Specialty Retail...................    6.4%
 2.  Health Care Providers &
     Services...........................    5.4%
 3.  Health Care Equipment & Supplies...    4.7%
 4.  Commercial Banks...................    4.2%
 5.  Household Durables.................    4.0%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 20

JPMORGAN MARKET EXPANSION INDEX FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                          07/31/1998      14.66%       8.93%         10.57%
--------------------------------------------------------------------------------------------------------
  Class A*                                         07/31/1998       8.67%       7.76%          9.72%
--------------------------------------------------------------------------------------------------------
  Class B                                          07/31/1998      13.84%       8.13%          9.99%
--------------------------------------------------------------------------------------------------------
  Class B**                                        07/31/1998       8.84%       7.83%          9.99%
--------------------------------------------------------------------------------------------------------
  Class C                                          03/22/1999      13.80%       8.12%          9.72%
--------------------------------------------------------------------------------------------------------
  Class C***                                       03/22/1999      12.80%       8.12%          9.72%
--------------------------------------------------------------------------------------------------------
  Select Class                                     07/31/1998      14.89%       9.19%         10.85%
--------------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE
[LINE GRAPH]

                                                      SELECT CLASS               S&P 1000 INDEX
                                                      ------------               --------------
7/98                                                   1000000.00                  1000000.00
6/99                                                   1149060.00                  1173580.00
6/00                                                   1313460.00                  1365640.00
6/01                                                   1429420.00                  1494710.00
6/02                                                   1403950.00                  1446960.00
6/03                                                   1369480.00                  1423780.00
6/04                                                   1773930.00                  1853990.00
6/05                                                   2038160.00                  2110415.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on July 31, 1998. Historical performance shown for Classes A, B, and C Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Market Expansion Index Fund and the S&P 1000 Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 1000 Index measures the performance of small and mid-sized companies in the U.S. stock market. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM FOR THE YEAR?
The JPMorgan Multi-Cap Market Neutral Fund, which seeks to provide long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance, rose 4.50% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 2.15% return of the Merrill Lynch 91 Day U.S. Treasury (Auction Rate) Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund significantly outperformed its benchmark for the 12-month period. With its strategy of taking long positions in attractive stocks, or purchasing attractive stocks, and taking short positions in unattractive stocks, or short-selling, the Fund generally attempts to offer a before-fees return that is three to five percentage points greater than the return on Treasury bills. The Fund's return, before fees, was 3.45 percentage points greater than the return on Treasury bills for the 12-month period. Overall, our short strategy performed twice as well as our long strategy.

The homebuilding, managed care, and property and casualty insurance industries represented the Fund's top industry overweights. Our positions in the homebuilding and managed care areas paid off versus the sector averages, but our insurance weighting did not. The Fund was underweighted in the brokerage, packaged foods and recreational product industries. Among these three positions, only the brokerage weighting was ineffective versus the sector averages. The best-performing sectors, in terms of value added, were health services and consumer capital spending. In contrast, communication services and semiconductors were the worst-performing sectors.

HOW WAS THE FUND MANAGED?
As our quantitative philosophy dictates, we do not take sector bets. Instead, we select stocks from a universe of 1,200 to 1,300 large-, mid- and small-cap names, putting equal emphasis on value and growth factors. Both added value during the year, but our valuation factor, which measures value characteristics, worked significantly better than our fundamentals factor, which measures growth characteristics. We will continue to pursue our objective of generating returns that are uncorrelated to the stock and bond markets. Since the Fund's inception more than 25 months ago, the Fund's gross annualized excess return of 5.16% is above target. At the same time, the Fund's volatility (standard deviation) of 3.9% is below target. In six of the eight calendar quarters, we generated positive net returns.

TOP 10 LONG HOLDINGS*
 1.  Lone Star Technologies, Inc. (a)...    0.6%
 2.  CIGNA Corp. .......................    0.5%
 3.  Kos Pharmaceuticals, Inc. (a)......    0.5%
 4.  Devon Energy Corp. ................    0.5%
 5.  Owens-Illinois, Inc. (a)...........    0.5%
 6.  Humana, Inc. (a)...................    0.5%
 7.  Cal Dive International, Inc. (a)...    0.5%
 8.  Edison International...............    0.5%
 9.  American Eagle Outfitters, Inc. ...    0.5%
10.  Skyworks Solutions,
     Inc. (a)...........................    0.5%

TOP 10 SHORT HOLDINGS*
 1.  Quicksilver Resources, Inc. (a)....    0.5%
 2.  MBNA Corp. ........................    0.5%
 3.  Arch Coal, Inc. ...................    0.5%
 4.  American Tower Corp., Class A
     (a)................................    0.5%
 5.  WMS Industries,
     Inc. (a)...........................    0.5%
 6.  Whole Foods Market,
     Inc. ..............................    0.5%
 7.  Sepracor, Inc. (a).................    0.5%
 8.  RF Micro Devices, Inc. (a).........    0.5%
 9.  Coach, Inc. (a)....................    0.4%
10.  Millipore Corp. (a)................    0.4%

PORTFOLIO ALLOCATION*
Common Stocks (Long)....................   88.0%
Common Stocks (Short)...................  (87.6)%
Investment Company......................    9.1%
Other Assets in Excess of Liabilities...
                                           90.5%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 22

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------
  Class A                                            05/23/2003      4.23%        5.02%
--------------------------------------------------------------------------------------------
  Class A*                                           05/23/2003     (1.26)%       2.38%
--------------------------------------------------------------------------------------------
  Class B                                            05/23/2003      3.40%        4.25%
--------------------------------------------------------------------------------------------
  Class B**                                          05/23/2003     (1.60)%       2.88%
--------------------------------------------------------------------------------------------
  Class C                                            05/23/2003      3.50%        4.30%
--------------------------------------------------------------------------------------------
  Class C***                                         05/23/2003      2.50%        4.30%
--------------------------------------------------------------------------------------------
  Select Class                                       05/23/2003      4.50%        5.29%
--------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 2% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE
[LINE GRAPH]

                                                                            MERRILL LYNCH 91-DAY U.S.
                                                      SELECT CLASS               TREASURY INDEX
                                                      ------------          -------------------
5/03                                                   1000000.00                  1000000.00
6/03                                                   1004980.00                  1002070.00
6/04                                                   1066560.00                  1012390.00
6/05                                                   1114640.00                  1043317.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on May 23, 2003.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Cap Market Neutral Fund and the Merrill Lynch 91 Day Treasury (Auction Rate) Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 91 Day Treasury (Auction Rate) Index measures the total return of a hypothetical Treasury bill with a discount rate equal to the average rate established at each of the auctions during a given month. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN SMALL CAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Small Cap Growth Fund, which seeks to provide long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth stocks, rose 7.6% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 4.3% return of the Russell 2000 Growth Index over the same time period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund was positively impacted by stock selection in the information technology and financial sectors. Among the top contributors to performance was the mental health service provider, Psychiatric Solutions Inc. The company posted strong quarterly results over the 12-month period, aided by its acquisition of additional facilities and a 10% increase in same-facility revenue. Another strong contributor was Penn National Gaming Inc. As a result of the gaming industry's recent consolidation, the company is now one of the largest casino operators in the U.S. Penn National's stock soared after announcing its plans to acquire "riverboat" casino operator Argosy Gaming Co.

Despite the Fund's positive return for the period, a few individual holdings negatively impacted performance. The Fund's largest detractor was Sirva Inc., which provides moving and relocation solutions. The company's share price declined after management warned that the company would miss fourth-quarter earnings estimates, citing unexpected charges and operating margin compression. Another hindrance to performance was Staktek Holdings, which manufactures memory for servers, workstations and high-end computers. Its shares dropped after the company lowered earnings guidance due to market share erosion.

HOW WAS THE FUND MANAGED?
The Fund's investment team utilized a "bottom-up" approach to construct the portfolio, basing their stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

TOP 10 HOLDINGS*
 1.  Brigham Exploration Co. (a) (c)....    1.7%
 2.  Arch Coal, Inc. (c)................    1.6%
 3.  Arthrocare
     Corp. (a) (c)......................    1.4%
 4.  Lions Gate Entertainment Corp.
     (Canada) (a) (c)...................    1.4%
 5.  La Quinta Corp. (a)................    1.4%
 6.  DSP Group, Inc. (a)................    1.4%
 7.  MarineMax,
     Inc. (a) (c).......................    1.3%
 8.  GameStop Corp., Class A (a) (c)....    1.3%
 9.  Eagle Materials,
     Inc. (c)...........................    1.3%
10.  VeriFone Holdings, Inc. (a)........    1.3%

PORTFOLIO ALLOCATION*
Common Stocks...........................   97.6%
Investment Company......................    2.5%
Liabilities in Excess of Other Assets...
                                           (0.1)%

TOP 5 INDUSTRIES*
 1.  Health Care Providers & Services...    7.5%
 2.  Specialty Retail...................    6.5%
 3.  Hotels, Restaurants &
     Leisure............................    6.4%
 4.  Software...........................    5.6%
 5.  Commercial Services & Supplies.....    5.3%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 24

JPMORGAN SMALL CAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            07/01/1991     7.40%       1.94%       9.33%
----------------------------------------------------------------------------------------------------
  Class A*                                           07/01/1991     1.76%       0.84%       8.74%
----------------------------------------------------------------------------------------------------
  Class B                                            09/12/1994     6.62%       1.19%       8.63%
----------------------------------------------------------------------------------------------------
  Class B**                                          09/12/1994     1.62%       0.84%       8.63%
----------------------------------------------------------------------------------------------------
  Class C                                            11/04/1997     6.65%       1.19%       8.51%
----------------------------------------------------------------------------------------------------
  Class C***                                         11/04/1997     5.65%       1.19%       8.51%
----------------------------------------------------------------------------------------------------
  Select Class                                       07/01/1991     7.62%       2.18%       9.54%
----------------------------------------------------------------------------------------------------
  Institutional Class                                02/18/2005     7.62%       2.18%       9.54%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                               RUSSELL 2000 GROWTH      LIPPER SMALL-CAP
                                            SELECT CLASS              INDEX               GROWTH INDEX
                                            ------------       -------------------      --------------
7/95                                         1000000.00             1000000.00             1000000.00
6/96                                         1208390.00             1264920.00             1371440.00
6/97                                         1371590.00             1322150.00             1425770.00
6/98                                         1690900.00             1496600.00             1633640.00
6/99                                         1681800.00             1620770.00             1700340.00
6/00                                         2217020.00             2080880.00             2766930.00
6/01                                         2012620.00             1595200.00             2153150.00
6/02                                         1770500.00             1196340.00             1688360.00
6/03                                         1697090.00             1204560.00             1701900.00
6/04                                         2272460.00             1584570.00             2145700.00
6/05                                         2440320.00             1652490.00             2270553.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the JPMorgan Small Cap Growth Fund on March 26, 1996. Historical performance shown for Classes B, C, Select and Institutional Shares prior to their inception is based on the performance of Class A and Select Class, respectively, the original classes offered by Paragon and by JPMorgan. All prior class performance, except for Institutional Class Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Small Cap Growth Fund, Russell 2000 Growth Index and the Lipper Small Cap Growth Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth Index measures the performance of small companies in the U.S. stock market with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN SMALL CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Small Cap Value Fund, which seeks to provide long-term capital growth primarily by investing in equity securities of small-capitalization stocks, rose 12.50% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the 14.39% return of the Russell 2000 Value Index over the same time period.

WHY DID THE FUND PERFORM IN THIS WAY?
While market gains were strong, stock selection in the consumer cyclical and utility sectors detracted from results. A few of the Fund's holdings, such as PMI Group Inc. and Silgan Holdings Inc., negatively impacted performance. The stock price of PMI Group, a provider of credit enhancement, decreased due to rising interest rates and speculation about further interest-rate hikes. The company sells mortgage insurance to homebuyers and, as rates rise, mortgage loans become more expensive. Silgan Holdings, a leading supplier of consumer goods packaging products, disappointed after announcing that it is seeking a new credit facility to refinance its existing credit agreement. The company expects to record a loss on early extinguishment of debt, which would reduce its full-year earnings estimate.

Despite the Fund's relative underperformance, names in the industrial cyclical, and software and service sectors, such as Humana Inc. and Unifirst Corp., contributed positively to results. Shares of Humana, a health benefits company, surged after the company announced greater-than-expected earnings growth for 2004 and an increased outlook for 2005, based on strong operating results as well as an improved Medicare climate. UniFirst, a provider of workplace uniforms, protective clothing and facility services products, received a boost from better-than-expected, first-quarter earnings, which were attributed primarily to lower merchandise costs associated with its Textilease acquisition. The company felt optimistic about the selling environment, given the headcount increases at customer sites, as well as positive trends in non-core businesses.

HOW WAS THE FUND MANAGED?
During the period under review, management of the Fund was transitioned to Christopher Blum and Dennis Ruhl. The management change did not affect the Fund's investment objectives or guidelines. The process used to manage the Fund combines both rigorous quantitative and fundamental analysis. A proprietary model is utilized to identify attractive companies that meet our investment criteria. The addition of a fundamental overlay insures that insights not captured by the model are incorporated into our investment decisions.

TOP 10 HOLDINGS*
 1.  Nicor, Inc. (c)....................    1.3%
 2.  Payless Shoesource, Inc. (a).......    1.3%
 3.  Greater Bay Bancorp (c)............    1.2%
 4.  Trizec Properties, Inc. (REIT).....    1.1%
 5.  Houston Exploration
     Co. (a)............................    1.0%
 6.  Unifirst Corp. (c).................    1.0%
 7.  Jack in the Box,
     Inc. (a) (c).......................    1.0%
 8.  Astoria Financial
     Corp. .............................    1.0%
 9.  AmeriCredit Corp. (a)..............    1.0%
10.  Forest Oil Corp. (a) (c)...........    1.0%

PORTFOLIO ALLOCATION*
Common Stocks...........................   97.4%
Investment Company......................    2.5%
U.S. Treasury Obligations...............    0.2%
Liabilities in Excess of Other Assets...
                                           (0.1)%

TOP 5 INDUSTRIES*
 1.  Real Estate........................   10.7%
 2.  Commercial Banks...................   10.5%
 3.  Insurance..........................    5.0%
 4.  Machinery..........................    3.7%
 5.  Electronic Equipment &
     Instruments........................    3.6%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 26

JPMORGAN SMALL CAP VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            01/27/1995    12.20%      18.34%      14.60%
----------------------------------------------------------------------------------------------------
  Class A*                                           01/27/1995     6.31%      17.07%      13.98%
----------------------------------------------------------------------------------------------------
  Class B                                            01/27/1995    11.42%      17.47%      13.99%
----------------------------------------------------------------------------------------------------
  Class B**                                          01/27/1995     6.42%      17.26%      13.99%
----------------------------------------------------------------------------------------------------
  Class C                                            03/22/1999    11.42%      17.48%      13.85%
----------------------------------------------------------------------------------------------------
  Class C***                                         03/22/1999    10.42%      17.48%      13.85%
----------------------------------------------------------------------------------------------------
  Select Class                                       06/30/1972    12.50%      18.64%      14.96%
----------------------------------------------------------------------------------------------------
  Ultra                                              02/22/2005    12.57%      18.66%      14.97%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE
[LINE GRAPH]

                                                                RUSSELL 2000 VALUE      LIPPER SMALL-CAP
                                            SELECT CLASS              INDEX               VALUE INDEX
                                            ------------        ------------------      -------------
6/95                                         1000000.00             1000000.00             1000000.00
6/96                                         1265790.00             1211220.00             1185580.00
6/97                                         1699360.00             1552140.00             1477110.00
6/98                                         2034140.00             1860740.00             1733010.00
6/99                                         1764420.00             1754370.00             1642180.00
6/00                                         1715210.00             1737960.00             1659390.00
6/01                                         2469830.00             2273290.00             2119990.00
6/02                                         2858970.00             2466430.00             2228120.00
6/03                                         2644210.00             2372720.00             2210810.00
6/04                                         3584570.00             3207110.00             3035100.00
6/05                                         4032470.00             3668590.00             3445610.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Pegasus Small Cap Opportunity Fund for the period before the consolidation with the JPMorgan Small Cap Value Fund on March 22, 1999.

Historical performance shown for Class C and Ultra Shares prior to its inception is based on the performance of Select Class, the original class offered. All prior class performance, except for Ultra Shares, has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Small Cap Value Fund, Russell 2000 Value Index and the Lipper Small Cap Value Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small Cap Value Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN TECHNOLOGY FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The JPMorgan Technology Fund, which seeks to provide long term capital growth, declined -2.68% (Select Class Shares) over the 12 months ended June 30, 2005, compared to the -5.34% return for the Goldman Sachs Technology Index over the same period.

WHY DID THE FUND PERFORM IN THIS WAY?
The Fund outperformed its benchmark for the period due primarily to stock selection in the Internet and hardware industries. Stocks that performed well during the period included Intel Corp. and Apple Computer Inc. Shares of Intel were strong, as the company increased its revenue guidance for both the first and second quarters of 2005. Additionally, Intel announced that Apple Computer plans to use Intel's microprocessors in its Macintosh computers beginning mid-2006. Shares of Apple Computer rose, as consumer demand for its iPod digital music players exceeded expectations. The company has built upon its position as a niche computer player to become a leading marketer of digital music technology. Sales of the portable device have boosted traffic in Apple's retail stores, which are also beginning to drive higher sales of its personal computers and laptops. We see Apple's renaissance as a multi-year trend that capitalizes on its strong base of intellectual property along with a success in design and marketing that is rare in this industry.

Although the Fund outperformed its benchmark for the period under review, a few long-term holdings hindered performance, particularly International Business Machines Inc. (IBM) and Qualcomm Inc. Shares of IBM declined following the announcement of a restructuring in its business operations and an informal SEC probe into the company's first-quarter earnings report. Meanwhile, shares of Qualcomm declined after the company pre-announced its first decline in quarterly profits in over three years, based on increased spending for new product research and lower sales growth for semiconductors.

HOW WAS THE FUND MANAGED?
We believe the critical success factor for great technology companies is a superior business model. Specifically, we invest in technology firms that display clear signs of dominance, such as substantial market share, significant technical standards or marketing advantages, high "mind share" in the eyes of target customers, and a management team focused primarily on business execution and erecting more and more competitive barriers. In researching potential investments in the technology sector, the U.S. technology investment team closely examines each company's business model, the sustainability of the business, and the outlook for that sector of the market as a whole. We concentrate on the quality, durability and long-term competitive advantage of the companies that we consider for investment and put emphasis on the strength and depth of management.

TOP 10 HOLDINGS*
 1.  Intel Corp. .......................    8.8%
 2.  Cisco Systems,
     Inc. (a)...........................    6.9%
 3.  Microsoft Corp. ...................    6.8%
 4.  Computer Associates International,
     Inc. ..............................    4.5%
 5.  International Business Machines
     Corp. .............................    4.2%
 6.  Sun Microsystems, Inc. (a).........    4.1%
 7.  Yahoo!, Inc. (a)...................    3.9%
 8.  Dell, Inc. (a).....................    3.3%
 9.  Motorola, Inc. ....................    3.1%
10.  EMC Corp. (a)......................    3.1%

PORTFOLIO ALLOCATION*
Common Stocks...........................   99.9%
Investment Company......................    0.9%
Liabilities in Excess of Other Assets...
                                           (0.8)%

SECTOR BREAKDOWN*
Consumer Discretionary..................    4.8%
Information Technology..................   95.2%

--------------------------------------------------------------------------------

* As of June 30, 2005. The fund's composition is subject to change. Percentages based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 28

JPMORGAN TECHNOLOGY FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      3 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                            07/28/2000     (3.15)%     6.50%         (15.75)%
--------------------------------------------------------------------------------------------------------
  Class A*                                           07/28/2000     (8.32)%     4.57%         (16.66)%
--------------------------------------------------------------------------------------------------------
  Class B                                            07/28/2000     (3.71)%     5.74%         (16.36)%
--------------------------------------------------------------------------------------------------------
  Class B**                                          07/28/2000     (8.71)%     4.84%         (16.70)%
--------------------------------------------------------------------------------------------------------
  Class C                                            07/28/2000     (3.71)%     5.64%         (16.36)%
--------------------------------------------------------------------------------------------------------
  Class C***                                         07/28/2000     (4.71)%     5.64%         (16.36)%
--------------------------------------------------------------------------------------------------------
  Select Class                                       07/28/2000     (2.68)%     6.79%         (15.52)%
--------------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the three year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE
[LINE GRAPH]

                                                                  GOLDMAN SACHS         LIPPER SCIENCE &
                                            SELECT CLASS         TECHNOLOGY INDEX       TECHNOLOGY INDEX
                                            ------------         ----------------       ----------------
7/00                                         1000000.00             1000000.00             1000000.00
6/01                                          590994.00              512665.00              526460.00
6/02                                          357976.00              295445.00              297013.00
6/03                                          373975.00              320900.00              316689.00
6/04                                          448031.00              409107.00              393302.00
6/05                                          436000.00              387273.00              386007.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISKS. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on July 28, 2000.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Technology Fund, the Goldman Sachs Technology Index, and the Lipper Science & Technology Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Goldman Sachs Technology Index measures the performance of securities covered in the technology sector. The Lipper Science & Technology Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (99.2%):
COMMON STOCKS (99.2%):
Aerospace & Defense (1.9%):
      74    L-3 Communications Holdings,
              Inc. ..........................     5,697
      71    Lockheed Martin Corp. ...........     4,632
      76    Precision Castparts Corp. .......     5,952
                                               --------
                                                 16,281
                                               --------
Air Freight & Logistics (0.6%):
     106    CNF, Inc. .......................     4,750
                                               --------
Auto Components (1.3%):
     102    BorgWarner, Inc. ................     5,479
     353    Goodyear Tire & Rubber Co. (The)
              (a) (c)........................     5,261
                                               --------
                                                 10,740
                                               --------
Building Products (0.5%):
      98    USG Corp. (a) (c)................     4,168
                                               --------
Capital Markets (3.0%):
     121    A.G. Edwards, Inc. (c)...........     5,465
      71    Affiliated Managers Group,
              Inc. (a) (c)...................     4,852
     130    American Capital Strategies Ltd.
              (c)............................     4,694
     383    E*Trade Financial Corp. (a)......     5,353
     126    Nuveen Investments, Inc., Class A
              (c)............................     4,734
                                               --------
                                                 25,098
                                               --------
Chemicals (1.9%):
      96    Eastman Chemical Co. ............     5,272
      80    FMC Corp. (a) (c)................     4,514
     230    Lyondell Chemical Co. ...........     6,083
                                               --------
                                                 15,869
                                               --------
Commercial Banks (1.3%):
     161    Associated Banc-Corp. (c)........     5,406
     235    Colonial BancGroup, Inc. (The)...     5,188
                                               --------
                                                 10,594
                                               --------
Commercial Services & Supplies (0.6%):
     130    West Corp. (a)...................     5,004
                                               --------
Communications Equipment (0.6%):
     164    Harris Corp. ....................     5,104
                                               --------
Computers & Peripherals (1.8%):
     128    Apple Computer, Inc. (a).........     4,693
     228    SanDisk Corp. (a)................     5,406
     352    Western Digital Corp. (a) (c)....     4,727
                                               --------
                                                 14,826
                                               --------
Consumer Finance (1.4%):
     224    AmeriCredit Corp. (a)............     5,717
     326    Providian Financial Corp. (a)....     5,752
                                               --------
                                                 11,469
                                               --------

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Telecommunication Services (0.5%):
     240    AT&T Corp. ......................     4,577
                                               --------
Electric Utilities (1.7%):
     112    TXU Corp. .......................     9,281
      85    WPS Resources Corp. (c)..........     4,801
                                               --------
                                                 14,082
                                               --------
Electrical Equipment (0.6%):
     101    Rockwell Automation, Inc. .......     4,922
                                               --------
Electronic Equipment & Instruments (1.5%):
      81    Amphenol Corp., Class A..........     3,260
     191    Arrow Electronics, Inc. (a)......     5,174
     255    Ingram Micro, Inc., Class A
              (a)............................     3,992
                                               --------
                                                 12,426
                                               --------
Energy Equipment & Services (0.5%):
      88    Cal Dive International, Inc.
              (a)............................     4,609
                                               --------
Food Products (1.4%):
     333    Archer-Daniels-Midland Co. ......     7,122
     123    Pilgrim s Pride Corp., Class B
              (c)............................     4,188
                                               --------
                                                 11,310
                                               --------
Gas Utilities (1.3%):
     142    AGL Resources, Inc. .............     5,473
     202    UGI Corp. .......................     5,641
                                               --------
                                                 11,114
                                               --------
Health Care Providers & Services (7.6%):
      61    Aetna, Inc. .....................     5,025
     104    Caremark Rx, Inc. (a)............     4,639
      79    CIGNA Corp. .....................     8,413
      87    Coventry Health Care, Inc. (a)...     6,170
      81    HCA, Inc. .......................     4,564
     166    Humana, Inc. (a).................     6,593
      53    Lincare Holdings, Inc. (a).......     2,148
      75    Sierra Health Services (a) (c)...     5,345
      91    UnitedHealth Group, Inc. ........     4,763
      87    Universal Health Services, Inc.,
              Class B........................     5,397
      81    WellChoice, Inc. (a).............     5,646
      66    WellPoint, Inc. (a)..............     4,586
                                               --------
                                                 63,289
                                               --------
Hotels, Restaurants & Leisure (2.0%):
     174    Darden Restaurants, Inc. ........     5,731
      63    Harrah's Entertainment, Inc. ....     4,567
     165    Penn National Gaming, Inc. (a)
              (c)............................     6,023
                                               --------
                                                 16,321
                                               --------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 30

JPMORGAN DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Household Durables (7.4%):
      69    Black & Decker Corp. ............     6,155
      86    Centex Corp. (c).................     6,085
     207    D.R. Horton, Inc. ...............     7,790
      75    KB Home..........................     5,704
      69    Lennar Corp., Class A............     4,365
      69    MDC Holdings, Inc. ..............     5,675
      34    Meritage Homes Corp. (a) (c).....     2,739
       7    NVR, Inc. (a) (c)................     5,832
      76    Ryland Group, Inc. (c)...........     5,728
      65    Standard-Pacific Corp. (c).......     5,673
      59    Toll Brothers, Inc. (a) (c)......     5,946
                                               --------
                                                 61,692
                                               --------
Household Products (0.7%):
      89    Energizer Holdings, Inc. (a).....     5,525
                                               --------
Industrial Conglomerates (0.6%):
      91    Teleflex, Inc. (c)...............     5,401
                                               --------
Insurance (4.8%):
      76    AmerUs Group Co. (c).............     3,633
     146    Assurant, Inc. ..................     5,275
     158    Axis Capital Holdings Ltd.
              (Bermuda)......................     4,460
     144    First American Corp. ............     5,760
     112    HCC Insurance Holdings, Inc. ....     4,249
      61    ProAssurance Corp. (a) (c).......     2,548
     123    Protective Life Corp. ...........     5,206
      75    Unitrin, Inc. (c)................     3,692
     156    W.R. Berkley Corp. ..............     5,566
                                               --------
                                                 40,389
                                               --------
Internet Software & Services (1.1%):
     479    EarthLink, Inc. (a) (c)..........     4,145
     205    McAfee, Inc. (a).................     5,363
                                               --------
                                                  9,508
                                               --------
IT Services (2.3%):
     105    Alliance Data Systems Corp.
              (a)............................     4,247
      83    CACI International, Inc., Class A
              (a) (c)........................     5,223
     124    Computer Sciences Corp. (a)......     5,423
     233    Sabre Holdings Corp., Class A....     4,650
                                               --------
                                                 19,543
                                               --------
Machinery (2.9%):
      74    Cummins, Inc. ...................     5,525
      85    Kennametal, Inc. (c).............     3,883
      67    Oshkosh Truck Corp. .............     5,276
     122    Terex Corp. (a)..................     4,811
     120    Toro Co. (c).....................     4,614
                                               --------
                                                 24,109
                                               --------

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Media (1.2%):
     133    John Wiley & Sons, Inc., Class
              A..............................     5,284
      76    R.H. Donnelly Corp. (a) (c)......     4,729
                                               --------
                                                 10,013
                                               --------
Metals & Mining (4.7%):
     118    Allegheny Technologies, Inc. ....     2,601
     108    Consol Energy, Inc. .............     5,781
     168    Freeport-McMoRan Copper & Gold,
              Inc., Class B..................     6,290
     171    Mittal Steel Co. NV (N.Y. Shares)
              (Netherlands) (c)..............     4,067
     114    Nucor Corp. .....................     5,178
      71    Phelps Dodge Corp. ..............     6,521
      99    Southern Peru Copper Corp. (c)...     4,220
     136    United States Steel Corp. .......     4,679
                                               --------
                                                 39,337
                                               --------
Multi-Utilities (5.1%):
     397    AES Corp. (The) (a)..............     6,507
     371    CMS Energy Corp. (a) (c).........     5,582
     119    Constellation Energy Group,
              Inc. ..........................     6,865
     142    Energen Corp. ...................     4,975
      87    Equitable Resources, Inc. (c)....     5,896
     177    Oneok, Inc. .....................     5,773
     164    Sempra Energy....................     6,792
                                               --------
                                                 42,390
                                               --------
Multiline Retail (1.5%):
     108    Federated Department Stores,
              Inc. ..........................     7,916
      31    Sears Holdings Corp. (a).........     4,691
                                               --------
                                                 12,607
                                               --------
Office Electronics (0.8%):
     486    Xerox Corp. (a)..................     6,706
                                               --------
Oil, Gas & Consumable Fuels (8.6%):
      61    Amerada Hess Corp. (c)...........     6,508
      76    Apache Corp. ....................     4,884
      94    Kerr-McGee Corp. ................     7,165
      89    Marathon Oil Corp. ..............     4,766
     146    Newfield Exploration Co. (a).....     5,828
      78    Noble Energy, Inc. ..............     5,880
      76    Overseas Shipholding Group,
              Inc. (c).......................     4,521
     131    Pioneer Natural Resources Co. ...     5,522
     128    Plains Exploration & Production
              Co. (a) (c)....................     4,530
      80    Premcor, Inc. ...................     5,947
      58    Sunoco, Inc. ....................     6,591
     111    Tesoro Corp. ....................     5,146
      63    Valero Energy Corp. (c)..........     4,962
                                               --------
                                                 72,250
                                               --------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Paper & Forest Products (0.5%):
     179    Louisiana-Pacific Corp. (c)......     4,410
                                               --------
Pharmaceuticals (1.3%):
     117    Barr Pharmaceuticals, Inc. (a)...     5,698
      78    Kos Pharmaceuticals, Inc. (a)
              (c)............................     5,135
                                               --------
                                                 10,833
                                               --------
Real Estate (7.6%):
     130    AMB Property Corp. (REIT)........     5,655
     117    CBL & Associates Properties, Inc.
              (REIT).........................     5,033
     166    General Growth Properties, Inc.
              (REIT).........................     6,826
     282    HRPT Properties Trust (REIT)
              (c)............................     3,500
      84    Macerich Co. (The) (REIT) (c)....     5,600
      92    Regency Centers Corp. (REIT).....     5,264
      63    Simon Property Group, Inc. (REIT)
              (c)............................     4,587
      79    SL Green Realty Corp. (REIT).....     5,121
     235    Trizec Properties, Inc. (REIT)...     4,836
     176    Ventas, Inc. (REIT)..............     5,327
      84    Vornado Realty Trust (REIT)......     6,790
     125    Weingarten Realty Investors
              (REIT).........................     4,918
                                               --------
                                                 63,457
                                               --------
Road & Rail (3.3%):
      95    Burlington Northern Santa Fe
              Corp. .........................     4,457
     153    CSX Corp. .......................     6,541
     184    Laidlaw International, Inc.
              (a)............................     4,439
     219    Norfolk Southern Corp. ..........     6,765
     103    Yellow Roadway Corp. (a) (c).....     5,253
                                               --------
                                                 27,455
                                               --------
Semiconductors & Semiconductor Equipment (2.1%):
     306    Freescale Semiconductor, Inc.,
              Class B (a) (c)................     6,486
     184    Lam Research Corp. (a)...........     5,337
     345    MEMC Electronic Materials,
              Inc. (a) (c)...................     5,439
                                               --------
                                                 17,262
                                               --------
Software (1.1%):
     691    Parametric Technology Corp.
              (a)............................     4,406
     256    Sybase, Inc. (a).................     4,696
                                               --------
                                                  9,102
                                               --------
Specialty Retail (4.4%):
      92    Abercrombie & Fitch Co. .........     6,327
     189    American Eagle Outfitters,
              Inc. ..........................     5,787
      47    AutoZone, Inc. (a)...............     4,327
     100    Barnes & Noble, Inc. (a).........     3,866
     142    Michaels Stores, Inc. ...........     5,884

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Specialty Retail, continued:
     120    Sherwin-Williams Co. (The).......     5,652
      99    Weight Watchers International,
              Inc. (a).......................     5,104
                                               --------
                                                 36,947
                                               --------
Textiles, Apparel & Luxury Goods (1.2%):
     122    Timberland Co., Class A (a)......     4,726
      93    V.F. Corp. ......................     5,346
                                               --------
                                                 10,072
                                               --------
Thrifts & Mortgage Finance (1.8%):
     121    Countrywide Financial Corp. .....     4,671
      66    Downey Financial Corp. (c).......     4,838
      83    MGIC Investment Corp. ...........     5,425
                                               --------
                                                 14,934
                                               --------
Tobacco (2.2%):
     159    Loews Corp. -- Carolina Group....     5,291
      83    Reynolds American, Inc. (c)......     6,501
     140    UST, Inc. .......................     6,391
                                               --------
                                                 18,183
                                               --------
  Total Long-Term Investments
    (Cost $722,816)                             828,678
                                               --------
SHORT-TERM INVESTMENT (1.3%):
Investment Company (1.3%):
  11,345    JPMorgan Liquid Assets Money
              Market Fund (b) (m) (Cost
              $11,345).......................    11,345
                                               --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (14.7%):
Certificates of Deposit (1.3%):
   5,000    Fifth Third, 3.30%, 07/01/05.....     5,000
   2,500    Deutsche Bank N.Y., 3.60%,
              07/01/05.......................     2,500
   1,173    Natexis Banques Populaires,
              3.62%, 07/01/05................     1,173
   1,955    World Savings Bank FSB, 3.41%,
              09/15/05.......................     1,955
                                               --------
                                                 10,628
                                               --------
Investment Companies (4.1%):
   5,000    Morgan Stanley Institutional
              Liquidity Funds................     5,000
  29,653    BGI Prime Money Market Fund
              3.19%, 07/01/05................    29,653
                                               --------
                                                 34,653
                                               --------
Master Note (0.7%):
   5,500    Morgan Stanley, 3.62%,
              07/01/05.......................     5,500
                                               --------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 32

JPMORGAN DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Medium Term Notes (3.1%):
     782    American Honda Finance Corp.,
              3.39%, 07/01/05................       782
   2,500    CC USA, Inc., 3.60%, 07/01/05....     2,500
     782    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.......................       782
   1,173    General Electric Co., 3.21%,
              07/25/05.......................     1,173
   2,737    Greenwich Capital Holdings, Inc.,
              3.73%, 07/11/05................     2,737
   1,173    HBOS Treasury Services plc,
              3.13%, 07/01/05................     1,173
   1,250    K2(USA) LLC, 3.37%, 07/01/05.....     1,250
            Lehman Brothers Holdings,
     782    3.40%, 07/01/05..................       782
   1,564    3.64%, 07/01/05..................     1,564
   1,173    Liberty Lighthouse Funding Co.
              LLC, 3.40%, 07/01/05...........     1,173
     587    MBIA Global Funding LLC, 3.41%,
              07/26/05.......................       587
   1,173    Merrill Lynch & Co., 3.45%,
              07/01/05.......................     1,173
            Sigma Finance, Inc.,
   2,554    3.59%, 07/01/05..................     2,554
     782    3.60%, 07/01/05..................       782
   7,000    Wells Fargo & Co., 3.36%,
              07/01/05.......................     7,000
                                               --------
                                                 26,012
                                               --------

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Repurchase Agreements (5.5%):
  21,000    Goldman Sachs & Co., 3.49%, dated
              06/30/05, due 07/01/05,
              repurchase price $21,002,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds..........................    21,000
  12,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchase price $12,001,
              collateralized by various
              equity and stock exchange
              securities.....................    12,000
  13,000    Merrill Lynch Securities, 3.52%,
              dated 06/30/05, due 07/01/05,
              repurchase price $13,001,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds..........................    13,000
                                               --------
                                                 46,000
                                               --------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $122,793)          122,793
                                               --------
TOTAL INVESTMENTS (115.2%)
  (Cost $856,954)                               962,816
LIABILITIES IN EXCESS OF OTHER ASSETS (15.2%)  (127,252)
                                               --------
NET ASSETS (100%)                              $835,564
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN DIVERSIFIED MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (99.2%):
COMMON STOCKS (99.2%):
Aerospace & Defense (2.4%):
     155    L-3 Communications Holdings,
              Inc. ........................      11,858
     212    Precision Castparts Corp. .....      16,492
     286    Rockwell Collins, Inc. ........      13,641
                                             ----------
                                                 41,991
                                             ----------
Air Freight & Logistics (0.9%):
     280    C.H. Robinson Worldwide,
              Inc. ........................      16,277
                                             ----------
Airlines (0.7%):
     872    Southwest Airlines Co. ........      12,151
                                             ----------
Auto Components (0.8%):
     326    Autoliv, Inc. .................      14,296
                                             ----------
Biotechnology (3.0%):
     248    Celgene Corp. (a) (c)..........      10,099
     350    Genzyme Corp. (a)..............      21,032
     157    Invitrogen Corp. (a) (c).......      13,110
     176    OSI Pharmaceuticals, Inc. (a)
              (c)..........................       7,209
                                             ----------
                                                 51,450
                                             ----------
Capital Markets (2.3%):
     923    Ameritrade Holding Corp. (a)...      17,152
     220    Investors Financial Services
              Corp. (c)....................       8,305
     230    T. Rowe Price Group, Inc. .....      14,367
                                             ----------
                                                 39,824
                                             ----------
Commercial Banks (0.8%):
     184    Zions Bancorp..................      13,563
                                             ----------
Commercial Services & Supplies (3.0%):
     200    Dun & Bradstreet Corp. (a).....      12,334
     362    HNI Corp. .....................      18,526
     550    West Corp. (a) (c).............      21,122
                                             ----------
                                                 51,982
                                             ----------
Communications Equipment (0.5%):
     262    Harris Corp. ..................       8,172
                                             ----------
Computers & Peripherals (3.4%):
     812    NCR Corp. (a)..................      28,505
     540    Network Appliance, Inc. (a)....      15,265
     853    Seagate Technology (Cayman
              Islands) (a).................      14,961
                                             ----------
                                                 58,731
                                             ----------
Construction & Engineering (1.3%):
     386    Jacobs Engineering Group, Inc.
              (a) (c)......................      21,711
                                             ----------
Consumer Finance (1.6%):
   1,062    AmeriCredit Corp. (a) (c)......      27,090
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Financial Services (1.9%):
     355    CIT Group, Inc. ...............      15,271
     749    Lazard Ltd. (Bermuda),
              Class A (a)..................      17,422
                                             ----------
                                                 32,693
                                             ----------
Electrical Equipment (0.9%):
     315    Rockwell Automation, Inc. .....      15,361
                                             ----------
Electronic Equipment & Instruments (3.8%):
     818    Amphenol Corp., Class A........      32,853
     486    Arrow Electronics, Inc. (a)....      13,193
     635    Jabil Circuit, Inc. (a)........      19,507
                                             ----------
                                                 65,553
                                             ----------
Energy Equipment & Services (2.5%):
     539    Grant Prideco, Inc. (a)........      14,255
     242    Noble Corp. (Cayman Islands)...      14,901
     511    Patterson-UTI Energy, Inc. ....      14,232
                                             ----------
                                                 43,388
                                             ----------
Health Care Equipment & Supplies (5.8%):
     257    Bausch & Lomb, Inc. ...........      21,319
     194    Beckman Coulter, Inc. .........      12,338
     176    Biomet, Inc. ..................       6,088
     416    Fisher Scientific
              International,
              Inc. (a).....................      26,982
     247    Millipore Corp. (a)............      14,001
     397    Nektar Therapeutics (a) (c)....       6,683
     177    Zimmer Holdings, Inc. (a)......      13,474
                                             ----------
                                                100,885
                                             ----------
Health Care Providers & Services (11.5%):
     224    Aetna, Inc. ...................      18,577
     311    Caremark Rx, Inc. (a)..........      13,857
     220    Coventry Health Care, Inc.
              (a)..........................      15,578
     547    DaVita, Inc. (a)...............      24,855
     230    Laboratory Corp. of America
              Holdings (a).................      11,462
     193    LifePoint Hospitals, Inc.
              (a)..........................       9,771
     681    Manor Care, Inc. ..............      27,040
     316    McKesson Corp. ................      14,167
     442    Medco Health Solutions, Inc.
              (a)..........................      23,590
     512    Omnicare, Inc. (c).............      21,707
     335    Triad Hospitals, Inc. (a)......      18,288
                                             ----------
                                                198,892
                                             ----------
Hotels, Restaurants & Leisure (8.1%):
     605    Applebees International,
              Inc. ........................      16,038
     441    Brinker International, Inc.
              (a)..........................      17,680
     219    Harrah's Entertainment,
              Inc. ........................      15,779
     559    Hilton Hotels Corp. ...........      13,342

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 34

JPMORGAN DIVERSIFIED MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
     468    International Speedway Corp.,
              Class A......................      26,357
     211    Marriott International, Inc.,
              Class A......................      14,401
     515    Royal Caribbean Cruises Ltd.
              (Liberia) (c)................      24,886
     187    Station Casinos, Inc. .........      12,440
                                             ----------
                                                140,923
                                             ----------
Household Durables (0.7%):
     140    Harman International
              Industries,
              Inc. ........................      11,350
                                             ----------
Household Products (0.5%):
     153    Energizer Holdings, Inc. (a)...       9,506
                                             ----------
Insurance (0.7%):
     185    AMBAC Financial Group, Inc. ...      12,878
                                             ----------
Internet Software & Services (0.6%):
     339    VeriSign, Inc. (a).............       9,761
                                             ----------
IT Services (1.8%):
     436    Alliance Data Systems
              Corp. (a) (c)................      17,678
     374    CheckFree Corp. (a) (c)........      12,749
                                             ----------
                                                 30,427
                                             ----------
Leisure Equipment & Products (1.8%):
     701    Brunswick Corp. ...............      30,387
                                             ----------
Machinery (2.6%):
     292    Harsco Corp. ..................      15,931
     175    ITT Industries, Inc. ..........      17,080
     161    Oshkosh Truck Corp. (c)........      12,584
                                             ----------
                                                 45,595
                                             ----------
Media (1.3%):
     164    Getty Images, Inc. (a) (c).....      12,182
     292    XM Satellite Radio Holdings,
              Inc., Class A (a) (c)........       9,814
                                             ----------
                                                 21,996
                                             ----------
Metals & Mining (0.9%):
     287    Consol Energy, Inc. ...........      15,375
                                             ----------
Multiline Retail (0.6%):
     521    Dollar General Corp. ..........      10,600
                                             ----------
Office Electronics (1.7%):
     898    Xerox Corp. (a)................      12,387
     387    Zebra Technologies Corp., Class
              A (a)........................      16,942
                                             ----------
                                                 29,329
                                             ----------
Oil, Gas & Consumable Fuels (3.5%):
     214    EOG Resources, Inc. ...........      12,172
     227    Murphy Oil Corp. ..............      11,859

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
     359    Newfield Exploration Co. (a)...      14,305
     338    Range Resources Corp. .........       9,090
     362    Talisman Energy, Inc.
              (Canada).....................      13,585
                                             ----------
                                                 61,011
                                             ----------
Pharmaceuticals (1.0%):
     290    Sepracor, Inc. (a).............      17,395
                                             ----------
Road & Rail (1.2%):
   1,077    Hunt (J.B.) Transport Services,
              Inc. ........................      20,778
                                             ----------
Semiconductors & Semiconductor Equipment (5.3%):
     322    Broadcom Corp., Class A (a)....      11,440
     280    KLA-Tencor Corp. ..............      12,214
     394    Lam Research Corp. (a).........      11,402
     563    Linear Technology Corp. .......      20,671
     705    Microchip Technology, Inc. ....      20,877
     546    Nvidia Corp. (a) (c)...........      14,576
                                             ----------
                                                 91,180
                                             ----------
Software (4.6%):
     685    Adobe Systems, Inc. ...........      19,613
     828    Citrix Systems, Inc. (a).......      17,924
     533    Cognos, Inc. (Canada) (a)
              (c)..........................      18,181
     571    Computer Associates
              International, Inc. .........      15,685
     222    Mercury Interactive Corp.
              (a)..........................       8,524
                                             ----------
                                                 79,927
                                             ----------
Specialty Retail (12.7%):
     284    Abercrombie & Fitch Co. .......      19,497
     349    Advance Auto Parts, Inc. (a)...      22,512
     526    Bed Bath & Beyond, Inc. (a)....      21,964
     670    CarMax, Inc. (a)...............      17,867
     606    Circuit City Stores, Inc.
              (c)..........................      10,477
     647    Foot Locker, Inc. .............      17,624
     341    Michaels Stores, Inc. .........      14,086
     631    Pacific Sunwear of California,
              Inc. (a) (c).................      14,512
     584    Petco Animal Supplies, Inc. (a)
              (c)..........................      17,113
     564    Ross Stores, Inc. (c)..........      16,314
     379    Sherwin-Williams Co. (The).....      17,826
     515    TJX Cos., Inc. ................      12,533
     348    Weight Watchers International,
              Inc. (a) (c).................      17,971
                                             ----------
                                                220,296
                                             ----------
Textiles, Apparel & Luxury Goods (0.7%):
     300    Polo Ralph Lauren Corp. .......      12,924
                                             ----------
Trading Companies & Distributors (0.8%):
     228    Fastenal Co. (c)...............      13,971
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN DIVERSIFIED MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Wireless Telecommunication Services (1.0%):
     277    NII Holdings, Inc. (a) (c).....      17,718
                                             ----------
  Total Long-Term Investments
    (Cost $1,433,774)                         1,717,337
                                             ----------
SHORT-TERM INVESTMENT (1.3%):
Investment Company (1.3%):
  23,200    JPMorgan Liquid Assets Money
              Market Fund (b) (m) (Cost
              $23,200).....................      23,200
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (11.5%):
Bank Note (0.4%):
   7,500    World Savings Bank FSB, 3.32%,
              07/20/05.....................       7,500
                                             ----------
Certificates of Deposit (0.3%):
   4,997    Bank of New York, 3.25%,
              08/02/05.....................       4,997
                                             ----------
Medium Term Note (0.4%):
   6,250    CC USA, Inc., 3.50%,
              07/01/05.....................       6,250
                                             ----------
Repurchase Agreements (10.4%):
  40,000    Goldman Sachs & Co., 3.49%,
              dated 06/30/05, due 07/01/05,
              repurchase price $40,004,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds........................      40,000
   5,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchase price $5,000,
              collateralized by various
              equity and stock exchange
              securities...................       5,000

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Repurchase Agreements, continued:
  35,000    Merrill Lynch Securities,
              3.52%, dated 06/30/05, due
              07/01/05, repurchase price
              $35,003 collateralized by
              Investment Grade Corporate
              Notes and Bonds..............      35,000
  99,489    Morgan Stanley, 3.42%, dated
              06/30/05, due 07/01/05,
              repurchase price $99,498,
              collateralized by U.S. Agency
              Mortgages....................      99,489
                                             ----------
                                                179,489
                                             ----------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $198,236)          198,236
                                             ----------
TOTAL INVESTMENTS (112.0%)
  (Cost $1,655,210)                           1,938,773
LIABILITIES IN EXCESS OF OTHER ASSETS
  (12.0%)                                      (208,158)
                                             ----------
NET ASSETS (100%)                            $1,730,615
                                             ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 36

JPMORGAN DIVERSIFIED MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (96.2%):
COMMON STOCKS (96.2%):
Aerospace & Defense (1.4%):
     123    Alliant Techsystems, Inc. (a)
              (c)..........................       8,705
     126    L-3 Communications Holdings,
              Inc. ........................       9,649
                                             ----------
                                                 18,354
                                             ----------
Auto Components (1.0%):
     148    BorgWarner, Inc. (c)...........       7,965
     153    Lear Corp. (c).................       5,573
                                             ----------
                                                 13,538
                                             ----------
Beverages (1.7%):
     219    Brown-Forman Corp., Class B....      13,229
     306    Constellation Brands, Inc.,
              Class A (a)..................       9,033
                                             ----------
                                                 22,262
                                             ----------
Building Products (0.7%):
     209    American Standard Cos.,
              Inc. ........................       8,740
                                             ----------
Capital Markets (2.4%):
     735    E*Trade Financial Corp. (a)....      10,284
     121    Legg Mason, Inc. (c)...........      12,587
     183    Northern Trust Corp. ..........       8,320
                                             ----------
                                                 31,191
                                             ----------
Chemicals (4.6%):
     223    Albemarle Corp. ...............       8,129
     241    Cabot Corp. ...................       7,941
     154    International Flavors &
              Fragrances, Inc. ............       5,592
     196    Lubrizol Corp. ................       8,217
     137    PPG Industries, Inc. ..........       8,579
     397    RPM International, Inc. (c)....       7,254
     106    Sigma-Aldrich Corp. (c)........       5,918
     181    Valspar Corp. (c)..............       8,736
                                             ----------
                                                 60,366
                                             ----------
Commercial Banks (6.2%):
     338    Compass Bancshares, Inc. ......      15,192
     161    Cullen/Frost Bankers, Inc. ....       7,686
      86    M&T Bank Corp. ................       9,012
     254    Mercantile Bankshares Corp.
              (c)..........................      13,068
     403    North Fork Bancorp, Inc. ......      11,330
     294    TCF Financial Corp. ...........       7,604
     159    TD Banknorth, Inc. (c).........       4,735
     169    Zions Bancorp..................      12,449
                                             ----------
                                                 81,076
                                             ----------
Commercial Services & Supplies (0.8%):
      95    HNI Corp. .....................       4,880
     171    Republic Services, Inc. .......       6,139
                                             ----------
                                                 11,019
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Computers & Peripherals (0.7%):
      73    Lexmark International, Inc.,
              Class A (a)..................       4,733
     121    NCR Corp. (a)..................       4,249
                                             ----------
                                                  8,982
                                             ----------
Construction Materials (1.2%):
      93    Florida Rock Industries, Inc.
              (c)..........................       6,814
     149    Vulcan Materials Co. ..........       9,664
                                             ----------
                                                 16,478
                                             ----------
Containers & Packaging (1.0%):
     177    Ball Corp. ....................       6,379
     329    Pactiv Corp. (a)...............       7,094
                                             ----------
                                                 13,473
                                             ----------
Diversified Financial Services (0.7%):
     217    Principal Financial Group......       9,076
                                             ----------
Diversified Telecommunication Services (2.1%):
     219    Alltel Corp. (c)...............      13,614
     394    CenturyTel, Inc. ..............      13,634
                                             ----------
                                                 27,248
                                             ----------
Electric Utilities (3.7%):
     103    Allete, Inc. (c)...............       5,157
     132    Black Hills Corp. (c)..........       4,875
     387    DPL, Inc. .....................      10,634
     334    Northeast Utilities............       6,965
     173    PPL Corp. .....................      10,261
     435    Westar Energy, Inc. (c)........      10,460
                                             ----------
                                                 48,352
                                             ----------
Electrical Equipment (1.2%):
     223    Ametek, Inc. (c)...............       9,320
      98    Cooper Industries Ltd.
              (Bermuda), Class A...........       6,288
                                             ----------
                                                 15,608
                                             ----------
Electronic Equipment & Instruments (1.0%):
     495    Arrow Electronics, Inc. (a)....      13,447
                                             ----------
Energy Equipment & Services (1.5%):
      53    Cal Dive International, Inc.
              (a)..........................       2,750
     231    National-Oilwell Varco, Inc.
              (a)..........................      11,002
     138    Unit Corp. (a).................       6,051
                                             ----------
                                                 19,803
                                             ----------
Food Products (2.4%):
     327    Dean Foods Co. (a).............      11,510
     474    Del Monte Foods Co. (a)........       5,106
     312    Hormel Foods Corp. ............       9,139

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN DIVERSIFIED MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Food Products, continued:
      85    JM Smucker Co. (The) (c).......       3,999
      59    TreeHouse Foods, Inc. (a)......       1,683
                                             ----------
                                                 31,437
                                             ----------
Gas Utilities (1.3%):
     282    AGL Resources, Inc. ...........      10,892
     217    UGI Corp. .....................       6,060
                                             ----------
                                                 16,952
                                             ----------
Health Care Providers & Services (5.8%):
     255    Coventry Health Care, Inc.
              (a)..........................      18,013
     289    IMS Health, Inc. ..............       7,163
     189    Magellan Health Services,
              Inc. (a) (c).................       6,656
     194    Manor Care, Inc. ..............       7,724
     321    Omnicare, Inc. (c).............      13,616
     125    Quest Diagnostics, Inc. .......       6,648
     151    Renal Care Group, Inc. (a).....       6,956
     172    Triad Hospitals, Inc. (a)......       9,371
                                             ----------
                                                 76,147
                                             ----------
Hotels, Restaurants & Leisure (2.2%):
     291    Applebees International,
              Inc. ........................       7,709
     355    Hilton Hotels Corp. ...........       8,476
     270    Outback Steakhouse, Inc. (c)...      12,224
                                             ----------
                                                 28,409
                                             ----------
Household Durables (2.9%):
     124    Centex Corp. ..................       8,763
     172    Fortune Brands, Inc. ..........      15,309
     109    Lennar Corp., Class A..........       6,941
      83    Mohawk Industries, Inc. (a)....       6,823
                                             ----------
                                                 37,836
                                             ----------
Household Products (0.5%):
     118    Clorox Co. ....................       6,586
                                             ----------
Industrial Conglomerates (1.2%):
     169    Carlisle Cos., Inc. (c)........      11,592
      92    Walter Industries, Inc. .......       3,698
                                             ----------
                                                 15,290
                                             ----------
Insurance (7.9%):
     358    Assurant, Inc. ................      12,909
     224    Cincinnati Financial Corp. ....       8,848
     145    Everest Re Group Ltd.
              (Bermuda)....................      13,522
     279    Fidelity National Financial,
              Inc. ........................       9,959
     142    IPC Holdings Ltd. (Bermuda)
              (c)..........................       5,634
     152    MBIA, Inc. (c).................       9,008
     716    Old Republic International
              Corp. .......................      18,117
      90    PartnerRe Ltd. (Bermuda).......       5,804
     200    Protective Life Corp. .........       8,431

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Insurance, continued:
      79    Stancorp Financial Group,
              Inc. ........................       6,042
     146    Willis Group Holdings Ltd.
              (Bermuda)....................       4,767
                                             ----------
                                                103,041
                                             ----------
IT Services (0.5%):
     130    Affiliated Computer Services,
              Inc., Class A (a)............       6,648
                                             ----------
Machinery (1.6%):
     130    Crane Co. .....................       3,416
     148    Harsco Corp. ..................       8,063
     102    Parker-Hannifin Corp. .........       6,350
      85    Pentair, Inc. .................       3,630
                                             ----------
                                                 21,459
                                             ----------
Media (3.0%):
     461    Belo Corp., Class A (c)........      11,041
     321    Dex Media, Inc. ...............       7,823
     198    E.W. Scripps Co., Class A
              (c)..........................       9,643
     316    Interactive Data Corp. (a)
              (c)..........................       6,575
      76    Knight Ridder, Inc. ...........       4,649
                                             ----------
                                                 39,731
                                             ----------
Metals & Mining (1.1%):
     264    Arch Coal, Inc. (c)............      14,392
                                             ----------
Multi-Utilities (4.5%):
     270    CMS Energy Corp. (a) (c).......       4,066
     158    Energen Corp. .................       5,538
     384    Energy East Corp. .............      11,131
     351    MDU Resources Group, Inc.
              (c)..........................       9,894
     291    ONEOK, Inc. (c)................       9,514
     124    Questar Corp. (c)..............       8,192
     243    SCANA Corp. ...................      10,387
                                             ----------
                                                 58,722
                                             ----------
Multiline Retail (2.2%):
     444    Family Dollar Stores, Inc. ....      11,575
     170    May Department Stores Co.
              (The)........................       6,819
     360    Saks, Inc. (a) (c).............       6,829
     123    Tuesday Morning Corp. (c)......       3,890
                                             ----------
                                                 29,113
                                             ----------
Oil, Gas & Consumable Fuels (6.2%):
     117    Ashland, Inc. (a)..............       8,373
     347    Devon Energy Corp. ............      17,562
     109    Houston Exploration Co. (a)
              (c)..........................       5,804
     156    Kinder Morgan, Inc. ...........      12,938
     225    Marathon Oil Corp. ............      11,987
     205    Newfield Exploration Co. (a)...       8,185
     224    Pioneer Natural Resources Co.
              (c)..........................       9,405
     264    Range Resources Corp. (c)......       7,093
                                             ----------
                                                 81,347
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 38

JPMORGAN DIVERSIFIED MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Paper & Forest Products (0.4%):
     215    MeadWestvaco Corp. ............       6,020
                                             ----------
Personal Products (0.4%):
     127    Estee Lauder Cos., Inc., Class
              A............................       4,958
                                             ----------
Real Estate (6.3%):
     223    AMB Property Corp. (REIT)......       9,676
     390    American Financial Realty Trust
              (REIT) (c)...................       5,997
      81    AvalonBay Communities, Inc.
              (REIT).......................       6,569
      92    Boston Properties, Inc.
              (REIT).......................       6,419
     230    Brookfield Properties Co.
              (Canada).....................       6,614
     223    Cousins Properties, Inc.
              (REIT).......................       6,593
     106    Kimco Realty Corp. (REIT)
              (c)..........................       6,245
     271    Liberty Property Trust
              (REIT).......................      11,995
     149    PS Business Parks, Inc., Class
              A (REIT) (c).................       6,610
     162    Rayonier, Inc. (REIT) (c)......       8,612
     301    United Dominion Realty Trust,
              Inc. (REIT)..................       7,227
                                             ----------
                                                 82,557
                                             ----------
Road & Rail (0.7%):
     452    Hunt (J.B.) Transport Services,
              Inc. ........................       8,716
                                             ----------
Software (0.7%):
     320    Computer Associates
              International, Inc. .........       8,796
                                             ----------
Specialty Retail (4.7%):
      72    Advance Auto Parts, Inc. (a)...       4,635
     489    Autonation, Inc. (a) (c).......      10,030
     152    AutoZone, Inc. (a).............      14,054
     206    Limited Brands, Inc. ..........       4,410
      88    Sherwin-Williams Co. (The).....       4,125
     270    Tiffany & Co. .................       8,836
     632    TJX Cos., Inc. ................      15,394
                                             ----------
                                                 61,484
                                             ----------
Textiles, Apparel & Luxury Goods (2.3%):
     180    Columbia Sportswear Co. (a)
              (c)..........................       8,900
      95    Jones Apparel Group, Inc. .....       2,958
     311    V.F. Corp. ....................      17,767
                                             ----------
                                                 29,625
                                             ----------
Thrifts & Mortgage Finance (4.5%):
     236    Golden West Financial Corp. ...      15,174
     677    Hudson City Bancorp, Inc. .....       7,726
     197    Independence Community Bank
              Corp. (c)....................       7,282
      97    MGIC Investment Corp. .........       6,294
     179    Radian Group, Inc. ............       8,429
     617    Sovereign Bancorp, Inc. .......      13,773
                                             ----------
                                                 58,678
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Trading Companies & Distributors (0.3%):
     134    Hughes Supply, Inc. ...........       3,765
                                             ----------
Wireless Telecommunication Services (0.7%):
     242    Telephone & Data Systems,
              Inc. ........................       9,546
                                             ----------
  Total Long-Term Investments
    (Cost $986,770)                           1,260,268
                                             ----------
SHORT-TERM INVESTMENT (4.5%):
Investment Company (4.5%):
  58,931    JPMorgan Liquid Assets Money
              Market Fund (b) (m) (Cost
              $58,931).....................      58,931
                                             ----------
INVESTMENTS OF CASH COLLATERAL SECURITIES LOANED
  (12.1%):
Certificates of Deposit (0.6%):
   2,500    Deutsche Bank N.Y., 3.60%,
              07/01/05.....................       2,500
   1,966    Natexis Banques Populaires,
              3.62%, 07/01/05..............       1,966
   3,277    World Savings Bank FSB, 3.41%,
              09/15/05.....................       3,276
                                             ----------
                                                  7,742
                                             ----------
Master Note (0.5%):
   6,000    Morgan Stanley, 3.62%,
              07/01/05.....................       6,000
                                             ----------
Medium Term Notes (2.8%):
   1,311    American Honda Finance Corp.,
              3.39%, 07/01/05..............       1,311
   2,500    CC USA, Inc., 3.60%,
              07/01/05.....................       2,500
   1,311    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.....................       1,311
   1,966    General Electric Co., 3.21%,
              07/25/05.....................       1,966
   4,587    Greenwich Capital Holdings,
              Inc., 3.73%, 07/11/05........       4,587
   1,966    HBOS Treasury Services plc,
              3.13%, 07/01/05..............       1,966
   2,500    K2 (USA) LLC, 3.37%, 07/01/05..       2,500
            Lehman Brothers Holdings,
   1,311    3.40%, 07/01/05................       1,311
   2,621    3.64%, 07/01/05................       2,621
   1,965    Liberty Lighthouse Funding Co.
              LLC, 3.40%, 07/01/05.........       1,965
     983    MBIA Global Funding LLC, 3.41%,
              07/26/05.....................         983
   1,966    Merrill Lynch & Co., 3.45%,
              07/01/05.....................       1,966

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN DIVERSIFIED MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL SECURITIES LOANED,
  CONTINUED:
Medium Term Notes, continued:
            Sigma Finance,
   3,277    3.59%, 07/01/05................       3,276
   1,310    3.60%, 07/01/05................       1,310
   7,000    Wells Fargo & Co., 3.36%,
              07/01/05.....................       7,000
                                             ----------
                                                 36,573
                                             ----------
Repurchase Agreements (8.2%):
  14,000    Merrill Lynch Securities,
              3.52%, dated 06/30/05, due
              07/01/05, repurchase price
              $14,001, collateralized by
              corporate collateralized
              mortgage obligations.........      14,000
  20,000    Merrill Lynch Securities,
              3.52%, dated 06/30/05, due
              07/01/05, repurchase price
              $20,002, collateralized by
              corporate collateralized
              mortgage obligations.........      20,000

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL SECURITIES LOANED,
  CONTINUED:
Repurchase Agreements, continued:
  73,358    Morgan Stanley, 3.46%, dated
              06/30/05, due 07/01/05,
              repurchase $73,365,
              collateralized by U.S. Agency
              Mortgages....................      73,358
                                             ----------
                                                107,358
                                             ----------
  Total Investments of Cash Collateral
    Securities Loaned (Cost $157,673)           157,673
                                             ----------
TOTAL INVESTMENTS (112.8%)
  (Cost $1,203,374)                           1,476,872
LIABILITIES IN EXCESS OF OTHER ASSETS
  (12.8%)                                      (167,306)
                                             ----------
NET ASSETS (100%):                           $1,309,566
                                             ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 40

JPMORGAN EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (97.4%):
COMMON STOCKS (95.1%):
Aerospace & Defense (0.9%):
      85    United Technologies Corp. .......     4,354
                                               --------
Beverages (2.7%):
      82    Anheuser-Busch Cos., Inc. .......     3,747
     235    Coca-Cola Co. (The)..............     9,807
                                               --------
                                                 13,554
                                               --------
Capital Markets (3.9%):
     171    Bank of New York Co., Inc.
              (The)..........................     4,933
     110    Morgan Stanley...................     5,772
     185    Northern Trust Corp. ............     8,425
                                               --------
                                                 19,130
                                               --------
Chemicals (3.4%):
      75    Air Products & Chemicals,
              Inc. ..........................     4,523
     152    Dow Chemical Co. (The)...........     6,778
      68    International Flavors &
              Fragrances, Inc. ..............     2,459
      45    PPG Industries, Inc. ............     2,824
                                               --------
                                                 16,584
                                               --------
Commercial Banks (11.5%):
     277    Bank of America Corp. ...........    12,633
     121    Compass Bancshares, Inc. ........     5,436
      80    Fifth Third Bancorp..............     3,284
      29    M&T Bank Corp. ..................     3,050
     217    North Fork Bancorp, Inc. ........     6,096
      50    SunTrust Banks, Inc. ............     3,583
     106    TCF Financial Corp. (c)..........     2,736
     335    U.S. Bancorp.....................     9,779
     169    Wells Fargo & Co. ...............    10,425
                                               --------
                                                 57,022
                                               --------
Commercial Services & Supplies (1.3%):
     219    Cendant Corp. ...................     4,897
      34    Pitney Bowes, Inc. ..............     1,467
                                               --------
                                                  6,364
                                               --------
Construction Materials (0.8%):
      58    Vulcan Materials Co. ............     3,756
                                               --------
Consumer Finance (1.5%):
     278    MBNA Corp. ......................     7,265
                                               --------
Containers & Packaging (0.8%):
     102    Temple-Inland, Inc. .............     3,806
                                               --------
Diversified Financial Services (4.6%):
     488    Citigroup, Inc. .................    22,546
                                               --------
Diversified Telecommunication Services (7.5%):
     253    Alltel Corp. (c).................    15,758
     112    BellSouth Corp. .................     2,981
     198    Fairpoint Communications, Inc.
              (c)............................     3,199

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Telecommunication Services, continued:
     198    SBC Communications, Inc. ........     4,707
     300    Verizon Communications, Inc. ....    10,376
                                               --------
                                                 37,021
                                               --------
Electric Utilities (3.0%):
      69    Entergy Corp. ...................     5,228
     267    Northeast Utilities..............     5,559
      70    PPL Corp. .......................     4,175
                                               --------
                                                 14,962
                                               --------
Electrical Equipment (0.7%):
      59    Emerson Electric Co. ............     3,714
                                               --------
Food Products (2.0%):
     120    Fresh Del Monte Produce (c)......     3,225
     135    HJ Heinz Co. ....................     4,778
      98    Sara Lee Corp. (c)...............     1,949
                                               --------
                                                  9,952
                                               --------
Gas Utilities (2.3%):
     297    AGL Resources, Inc. (c)..........    11,460
                                               --------
Hotels, Restaurants & Leisure (0.7%):
      50    Harrah's Entertainment, Inc. ....     3,582
                                               --------
Household Durables (0.7%):
      39    Fortune Brands, Inc. ............     3,437
                                               --------
Household Products (0.6%):
      51    Clorox Co. ......................     2,853
                                               --------
Industrial Conglomerates (4.0%):
     567    General Electric Co. ............    19,660
                                               --------
Insurance (7.1%):
      90    Allstate Corp. (The).............     5,366
     186    Chubb Corp. .....................    15,906
      64    Hartford Financial Services
              Group, Inc. ...................     4,778
      63    IPC Holdings Ltd. (Bermuda)
              (c)............................     2,484
     150    Old Republic International
              Corp. .........................     3,796
      44    Prudential Financial, Inc. ......     2,896
                                               --------
                                                 35,226
                                               --------
Machinery (0.5%):
      25    Caterpillar, Inc. ...............     2,373
                                               --------
Media (2.1%):
     126    Clear Channel Communications,
              Inc. ..........................     3,900
     346    Regal Entertainment Group, Class
              A (c)..........................     6,538
                                               --------
                                                 10,438
                                               --------
Multiline Retail (0.6%):
      73    May Department Stores Co.
              (The)..........................     2,912
                                               --------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
 Oil, Gas & Consumable Fuels (11.0%):
     133    Chevron Corp. ...................     7,451
     249    ConocoPhillips...................    14,327
     329    Exxon Mobil Corp. ...............    18,896
     104    Kinder Morgan, Inc. .............     8,669
      75    Royal Dutch Petroleum Co. (N.Y.
              Shares) (Netherlands)..........     4,868
                                               --------
                                                 54,211
                                               --------
Paper & Forest Products (2.0%):
     153    MeadWestvaco Corp. (c)...........     4,282
      87    Weyerhaeuser Co. ................     5,537
                                               --------
                                                  9,819
                                               --------
Pharmaceuticals (4.2%):
      57    Eli Lilly & Co. .................     3,198
     150    Johnson & Johnson................     9,743
      92    Pfizer, Inc. ....................     2,537
     121    Wyeth............................     5,385
                                               --------
                                                 20,863
                                               --------
Real Estate (4.0%):
     172    Global Signal, Inc. (REIT) (c)
              (m)............................     6,468
      45    Public Storage, Inc. (REIT)
              (c)............................     2,846
      75    Rayonier, Inc. (REIT) (c)........     3,985
      76    Regency Centers Corp. (REIT)
              (c)............................     4,365
      81    W.P. Carey & Co. LLC (c).........     2,375
                                               --------
                                                 20,039
                                               --------
Software (0.8%):
     155    Microsoft Corp. .................     3,845
                                               --------
Specialty Retail (0.7%):
     155    Limited Brands, Inc. ............     3,321
                                               --------
Textiles, Apparel & Luxury Goods (2.0%):
     177    V.F. Corp. ......................    10,111
                                               --------
Thrifts & Mortgage Finance (3.8%):
     171    Freddie Mac......................    11,155
     173    New York Community Bancorp, Inc.
              (c)............................     3,134
     116    Washington Mutual, Inc. (c)......     4,736
                                               --------
                                                 19,025
                                               --------
Tobacco (3.4%):
     117    Altria Group, Inc. ..............     7,533
     281    Loews Corp. -- Carolina Group....     9,374
                                               --------
                                                 16,907
                                               --------
  Total Common Stocks
    (Cost $337,112)                             470,112
                                               --------
CONVERTIBLE BOND (0.5%):
Media (0.5%):
   3,000    Liberty Media Corp. (a) (Cost
              $2,897)........................     2,295
                                               --------

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
PREFERRED STOCKS (1.8%) (A):
Health Care Equipment & Supplies (0.5%):
      50    Baxter International, Inc. (c)...     2,765
                                               --------
Media (0.7%):
      40    Tribune Co.......................     3,420
                                               --------
Insurance (0.6%):
      40    St. Paul Travelers Cos., Inc.
              (The)..........................     2,729
                                               --------
  Total Preferred Stocks
    (Cost $7,887)                                 8,914
                                               --------
  Total Long Term Investments
    (Cost $347,896)                             481,321
                                               --------
SHORT-TERM INVESTMENT (1.1%):
Investment Company (1.1%):
   5,627    JPMorgan Liquid Assets Money
              Market Fund (b) (Cost
              $5,627)........................     5,627
                                               --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (10.8%):
Certificates of Deposit (0.1%):
     224    Natexis Banques Populaires,
              3.62%, 07/01/05................       224
     374    World Savings Bank FSB, 3.41%,
              09/15/05.......................       374
                                               --------
                                                    598
                                               --------
Medium Term Notes (0.6%):
     150    American Honda Finance Corp.,
              3.39%, 07/01/05................       150
     150    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.......................       150
     224    General Electric Co., 3.21%,
              07/25/05.......................       224
     523    Greenwich Capital Holdings, Inc.,
              3.73%, 07/11/05................       523
     224    HBOS Treasury Services plc,
              3.13%, 07/01/05................       224
            Lehman Brothers Holdings,
     150    3.40%, 07/01/05..................       150
     299    3.64%, 07/01/05..................       299
     224    Liberty Lighthouse Funding Co.
              LLC, 3.40%, 07/01/05...........       224
     112    MBIA Global Funding LLC, 3.41%,
              07/26/05.......................       112
     224    Merrill Lynch & Co., 3.45%,
              07/01/05.......................       224
            Sigma Finance, Inc.,
     374    3.59%, 07/01/05..................       374
     149    3.60%, 07/01/05..................       149
                                               --------
                                                  2,803
                                               --------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 42

JPMORGAN EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Repurchase Agreement (10.1%):
  50,223    Morgan Stanley, 3.42%, dated
              06/30/05, due 07/01/05,
              repurchased price $50,228,
              collateralized by U.S. Agency
              Mortgages......................    50,223
                                               --------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $53,624)            53,624
                                               --------
TOTAL INVESTMENTS (109.3%)
  (Cost $407,147)                               540,572
LIABILITIES IN EXCESS OF OTHER ASSETS (9.3%)    (46,082)
                                               --------
NET ASSETS (100%)                              $494,490
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (99.3%):
COMMON STOCKS (99.3%):
Aerospace & Defense (2.2%):
     140    Boeing Co. ....................       9,211
      34    General Dynamics Corp. (c).....       3,707
      20    Goodrich Corp. ................         834
     144    Honeywell International,
              Inc. ........................       5,277
      20    L-3 Communications Holdings,
              Inc. ........................       1,535
      68    Lockheed Martin Corp. .........       4,427
      61    Northrop Grumman Corp. ........       3,351
      76    Raytheon Co. ..................       2,988
      30    Rockwell Collins, Inc. ........       1,435
     173    United Technologies Corp. .....       8,877
                                             ----------
                                                 41,642
                                             ----------
Air Freight & Logistics (0.9%):
      51    FedEx Corp. ...................       4,133
      11    Ryder System, Inc. ............         398
     188    United Parcel Service, Inc.,
              Class B......................      13,011
                                             ----------
                                                 17,542
                                             ----------
Airlines (0.1%):
      24    Delta Air Lines, Inc. (a)
              (c)..........................          91
     125    Southwest Airlines Co. ........       1,736
                                             ----------
                                                  1,827
                                             ----------
Auto Components (0.2%):
      11    Cooper Tire & Rubber Co. (c)...         201
      25    Dana Corp. ....................         381
      95    Delphi Corp. (c)...............         441
      30    Goodyear Tire & Rubber Co.
              (The) (a) (c)................         443
      32    Johnson Controls, Inc. ........       1,826
      22    Visteon Corp. (c)..............         131
                                             ----------
                                                  3,423
                                             ----------
Automobiles (0.5%):
     311    Ford Motor Co. (c).............       3,183
      96    General Motors Corp. (c).......       3,247
      48    Harley-Davidson, Inc. .........       2,385
                                             ----------
                                                  8,815
                                             ----------
Beverages (2.2%):
     131    Anheuser-Busch Cos., Inc.
              (c)..........................       5,999
      15    Brown-Forman Corp., Class B....         921
     382    Coca-Cola Co. (The)............      15,959
      60    Coca-Cola Enterprises, Inc. ...       1,312
      13    Molson Coors Brewing Co., Class
              B............................         822
      33    Pepsi Bottling Group, Inc.
              (c)..........................         947
     283    PepsiCo, Inc. .................      15,253
                                             ----------
                                                 41,213
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Biotechnology (1.3%):
     209    Amgen, Inc. (a)................      12,636
      33    Applera Corp.- Applied
              Biosystems Group.............         656
      58    Biogen Idec, Inc. (a) (c)......       2,005
      25    Chiron Corp. (a) (c)...........         873
      43    Genzyme Corp. (a)..............       2,560
      76    Gilead Sciences, Inc. (a)......       3,357
      42    MedImmune, Inc. (a) (c)........       1,118
                                             ----------
                                                 23,205
                                             ----------
Building Products (0.2%):
      30    American Standard Cos.,
              Inc. ........................       1,265
      73    Masco Corp. ...................       2,326
                                             ----------
                                                  3,591
                                             ----------
Capital Markets (2.7%):
     131    Bank of New York Co., Inc.
              (The)........................       3,784
      19    Bear Stearns Cos., Inc.
              (The)........................       1,995
     192    Charles Schwab Corp. (The).....       2,171
      62    E*Trade Financial Corp. (a)....         871
      16    Federated Investors, Inc.,
              Class B (c)..................         481
      33    Franklin Resources, Inc. ......       2,576
      75    Goldman Sachs Group, Inc. .....       7,614
      38    Janus Capital Group, Inc.
              (c)..........................         576
      47    Lehman Brothers Holdings,
              Inc. ........................       4,638
      71    Mellon Financial Corp. ........       2,051
     160    Merrill Lynch & Co., Inc. .....       8,783
     185    Morgan Stanley.................       9,709
      34    Northern Trust Corp. ..........       1,566
      56    State Street Corp. ............       2,697
      21    T. Rowe Price Group, Inc. .....       1,308
                                             ----------
                                                 50,820
                                             ----------
Chemicals (1.6%):
      39    Air Products & Chemicals,
              Inc. ........................       2,335
     162    Dow Chemical Co. (The).........       7,229
      14    Eastman Chemical Co. ..........         748
      37    Ecolab, Inc. ..................       1,200
     168    El Du Pont de Nemours & Co. ...       7,236
      20    Engelhard Corp. ...............         582
       9    Great Lakes Chemical Corp. ....         277
      19    Hercules, Inc. (a).............         270
      15    International Flavors &
              Fragrances, Inc. ............         541
      45    Monsanto Co. ..................       2,848
      29    PPG Industries, Inc. ..........       1,820
      55    Praxair, Inc. .................       2,546

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 44

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Chemicals, continued:
      33    Rohm & Haas Co. ...............       1,510
      12    Sigma-Aldrich Corp. (c)........         652
                                             ----------
                                                 29,794
                                             ----------
Commercial Banks (5.8%):
      60    AmSouth Bancorp................       1,550
     679    Bank of America Corp. .........      30,979
      92    BB&T Corp. (c).................       3,688
      29    Comerica, Inc. ................       1,648
      21    Compass Bancshares, Inc. ......         942
      88    Fifth Third Bancorp (c)........       3,631
      21    First Horizon National Corp.
              (c)..........................         885
      39    Huntington Bancshares, Inc. ...         947
      69    Keycorp (c)....................       2,283
      17    M&T Bank Corp. ................       1,736
      36    Marshall & Ilsley Corp. (c)....       1,599
     100    National City Corp. ...........       3,424
      81    North Fork Bancorp, Inc. ......       2,266
      48    PNC Financial Services Group,
              Inc. ........................       2,608
      78    Regions Financial Corp. .......       2,655
      57    SunTrust Banks, Inc. ..........       4,146
      53    Synovus Financial Corp. .......       1,506
     310    U.S. Bancorp...................       9,039
     266    Wachovia Corp. ................      13,206
     285    Wells Fargo & Co. .............      17,548
      15    Zions Bancorp..................       1,114
                                             ----------
                                                107,400
                                             ----------
Commercial Services & Supplies (1.0%):
      46    Allied Waste Industries,
              Inc. (a) (c).................         363
      28    Apollo Group, Inc.,
              Class A (a) (c)..............       2,160
      17    Avery Dennison Corp. ..........         909
     178    Cendant Corp. .................       3,973
      25    Cintas Corp. (c)...............         976
      22    Equifax, Inc. .................         783
      28    H&R Block, Inc. (c) ...........       1,629
      20    Monster Worldwide, Inc. (a)
              (c)..........................         586
      39    Pitney Bowes, Inc. ............       1,692
      36    R.R. Donnelley & Sons Co. .....       1,243
      27    Robert Half International,
              Inc. ........................         672
      96    Waste Management, Inc. ........       2,718
                                             ----------
                                                 17,704
                                             ----------
Communications Equipment (2.6%):
      20    ADC Telecommunications, Inc.
              (a) (c)......................         427
      27    Andrew Corp. (a)...............         350
      81    Avaya, Inc. (a)................         670

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Communications Equipment, continued:
      97    CIENA Corp. (a) (c)............         204
   1,079    Cisco Systems, Inc. (a)........      20,626
      34    Comverse Technology, Inc. (a)
              (c)..........................         800
     245    Corning, Inc. (a)..............       4,068
     245    JDS Uniphase Corp. (a) (c).....         372
     748    Lucent Technologies, Inc. (a)
              (c)..........................       2,177
     414    Motorola, Inc. ................       7,563
     276    QUALCOMM, Inc. ................       9,108
      26    Scientific-Atlanta, Inc. ......         856
      76    Tellabs, Inc. (a)..............         658
                                             ----------
                                                 47,879
                                             ----------
Computers & Peripherals (3.5%):
     139    Apple Computer, Inc. (a).......       5,122
     409    Dell, Inc. (a).................      16,156
     406    EMC Corp. (a)..................       5,564
      50    Gateway, Inc. (a) (c)..........         166
     487    Hewlett-Packard Co. (c)........      11,461
     272    International Business Machines
              Corp. .......................      20,218
      21    Lexmark International, Inc.,
              Class A (a)..................       1,387
      32    NCR Corp. (a)..................       1,108
      62    Network Appliance, Inc. (a)
              (c)..........................       1,748
      15    QLogic Corp. (a) (c)...........         474
     575    Sun Microsystems, Inc. (a).....       2,145
                                             ----------
                                                 65,549
                                             ----------
Construction & Engineering (0.0%) (g):
      15    Fluor Corp. (c)................         842
                                             ----------
Construction Materials (0.1%):
      17    Vulcan Materials Co. (c).......       1,121
                                             ----------
Consumer Finance (1.3%):
     198    American Express Co. ..........      10,529
      43    Capital One Financial Corp.
              (c)..........................       3,407
     214    MBNA Corp. ....................       5,601
      50    Providian Financial Corp.
              (a)..........................         875
      71    SLM Corp. (c)..................       3,600
                                             ----------
                                                 24,012
                                             ----------
Containers & Packaging (0.2%):
      19    Ball Corp. ....................         669
      18    Bemis Co. (c)..................         480
      25    Pactiv Corp. (a)...............         544
      14    Sealed Air Corp. (a)...........         704
      21    Temple-Inland, Inc. (c)........         781
                                             ----------
                                                  3,178
                                             ----------
Distributors (0.1%):
      29    Genuine Parts Co. (c)..........       1,211
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Financial Services (3.6%):
      36    CIT Group, Inc. ...............       1,528
     879    Citigroup, Inc. ...............      40,619
     594    JPMorgan Chase & Co. ..........      20,990
      47    Moody's Corp. .................       2,097
      50    Principal Financial Group......       2,078
                                             ----------
                                                 67,312
                                             ----------
Diversified Telecommunication Services (2.8%):
      55    Alltel Corp. (c)...............       3,440
     135    AT&T Corp. (c).................       2,576
     309    BellSouth Corp. ...............       8,217
      22    CenturyTel, Inc. (c)...........         768
      58    Citizens Communications Co.
              (c)..........................         773
     282    Qwest Communications
              International, Inc. (a)......       1,048
     558    SBC Communications, Inc. (c)...      13,250
     250    Sprint Corp. (c)...............       6,270
     467    Verizon Communications,
              Inc. ........................      16,148
                                             ----------
                                                 52,490
                                             ----------
Electric Utilities (2.3%):
      27    Allegheny Energy, Inc. (a)
              (c)..........................         692
      34    Ameren Corp. (c)...............       1,899
      65    American Electric Power
              Co., Inc. ...................       2,391
      49    CenterPoint Energy, Inc. (c)...         648
      33    Cinergy Corp. .................       1,501
      41    Consolidated Edison, Inc.
              (c)..........................       1,923
      29    DTE Energy Co. (c).............       1,376
      55    Edison International...........       2,231
      36    Entergy Corp. .................       2,705
     113    Exelon Corp. ..................       5,801
      56    FirstEnergy Corp. .............       2,680
      66    FPL Group, Inc. ...............       2,784
      63    PG&E Corp. ....................       2,346
      17    Pinnacle West Capital Corp. ...         738
      32    PPL Corp. .....................       1,903
      42    Progress Energy, Inc. .........       1,900
     126    Southern Co. (The) (c).........       4,358
      35    TECO Energy, Inc. (c)..........         662
      40    TXU Corp. (c)..................       3,365
      68    Xcel Energy, Inc. (c)..........       1,327
                                             ----------
                                                 43,230
                                             ----------
Electrical Equipment (0.4%):
      31    American Power Conversion
              Corp. .......................         722
      16    Cooper Industries Ltd., Class A
              (Bermuda)....................       1,002
      70    Emerson Electric Co. ..........       4,408
      30    Rockwell Automation, Inc. .....       1,438
                                             ----------
                                                  7,570
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Electronic Equipment & Instruments (0.3%):
      73    Agilent Technologies, Inc.
              (a)..........................       1,681
      31    Jabil Circuit, Inc. (a)........         956
      28    Molex, Inc. (c)................         739
      89    Sanmina-SCI Corp. (a) (c)......         486
     164    Solectron Corp. (a)............         622
      41    Symbol Technologies, Inc.
              (c)..........................         405
      15    Tektronix, Inc. ...............         347
                                             ----------
                                                  5,236
                                             ----------
Energy Equipment & Services (1.3%):
      57    Baker Hughes, Inc. ............       2,927
      27    BJ Services Co. ...............       1,435
      85    Halliburton Co. ...............       4,085
      25    Nabors Industries Ltd.
              (Bermuda) (a)................       1,523
      29    National-Oilwell Varco, Inc.
              (a)..........................       1,381
      23    Noble Corp. (Cayman Islands)
              (c)..........................       1,411
      18    Rowan Cos., Inc. (c)...........         543
     100    Schlumberger Ltd. (Netherlands)
              (c)..........................       7,557
      55    Transocean, Inc. (Cayman
              Islands) (a) (c).............       2,973
                                             ----------
                                                 23,835
                                             ----------
Food & Staples Retailing (2.8%):
      62    Albertson's, Inc. (c)..........       1,286
      81    Costco Wholesale Corp. ........       3,616
     137    CVS Corp. .....................       3,977
     123    Kroger Co. (The) (a)...........       2,342
      76    Safeway, Inc. (c)..............       1,710
      23    SUPERVALU, Inc. ...............         750
     107    Sysco Corp. (c)................       3,869
     565    Wal-Mart Stores, Inc. .........      27,236
     173    Walgreen Co. ..................       7,942
                                             ----------
                                                 52,728
                                             ----------
Food Products (1.2%):
     105    Archer-Daniels-Midland Co. ....       2,252
      55    Campbell Soup Co. .............       1,687
      87    ConAgra Foods, Inc. ...........       2,026
      62    General Mills, Inc. ...........       2,922
      37    Hershey Foods Corp. ...........       2,281
      59    HJ Heinz Co. ..................       2,094
      59    Kellogg Co. ...................       2,624
      23    McCormick & Co., Inc. .........         746
     133    Sara Lee Corp. ................       2,634
      33    Wm. Wrigley Jr. Co. ...........       2,277
                                             ----------
                                                 21,543
                                             ----------
Gas Utilities (0.2%):
      29    KeySpan Corp. .................       1,189
       7    Nicor, Inc. (c)................         307

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 46

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Gas Utilities, continued:
      46    NiSource, Inc. ................       1,135
       6    Peoples Energy Corp. ..........         279
                                             ----------
                                                  2,910
                                             ----------
Health Care Equipment & Supplies (2.2%):
       9    Bausch & Lomb, Inc. ...........         751
     105    Baxter International, Inc. ....       3,889
      43    Becton, Dickinson & Co. .......       2,238
      43    Biomet, Inc. ..................       1,474
     127    Boston Scientific Corp. (a)....       3,419
      18    C.R. Bard, Inc. ...............       1,181
      20    Fisher Scientific
              International,
              Inc. (a).....................       1,317
      55    Guidant Corp. .................       3,694
      27    Hospira, Inc. (a)..............       1,041
     204    Medtronic, Inc. ...............      10,580
       8    Millipore Corp. (a)............         479
      22    PerkinElmer, Inc. .............         414
      61    St. Jude Medical, Inc. (a).....       2,669
      63    Stryker Corp. (c)..............       3,011
      27    Thermo Electron Corp. (a)......         732
      20    Waters Corp. (a)...............         736
      42    Zimmer Holdings, Inc. (a)......       3,176
                                             ----------
                                                 40,801
                                             ----------
Health Care Providers & Services (2.8%):
      49    Aetna, Inc. ...................       4,063
      18    AmerisourceBergen Corp. .......       1,231
      72    Cardinal Health, Inc. .........       4,165
      77    Caremark Rx, Inc. (a)..........       3,411
      22    CIGNA Corp. ...................       2,366
      25    Express Scripts, Inc. (a)......       1,264
      71    HCA, Inc. .....................       4,011
      42    Health Management Associates,
              Inc., Class A (c)............       1,090
      27    Humana, Inc. (a)...............       1,086
      38    IMS Health, Inc. ..............         948
      23    Laboratory Corp. of America
              Holdings (a).................       1,135
      15    Manor Care, Inc. (c)...........         580
      50    McKesson Corp. ................       2,233
      47    Medco Health Solutions, Inc.
              (a)..........................       2,498
      31    Quest Diagnostics, Inc. .......       1,638
      79    Tenet Healthcare Corp. (a)
              (c)..........................         969
     214    UnitedHealth Group, Inc. ......      11,150
     103    WellPoint, Inc. (a)............       7,205
                                             ----------
                                                 51,043
                                             ----------
Hotels, Restaurants & Leisure (1.5%):
      89    Carnival Corp. (Panama)........       4,855
      25    Darden Restaurants, Inc. ......         812
      31    Harrah's Entertainment,
              Inc. ........................       2,211

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
      64    Hilton Hotels Corp. (c)........       1,538
      58    International Game Technology
              (c)..........................       1,634
      34    Marriott International, Inc.,
              Class A......................       2,287
     214    McDonald's Corp. ..............       5,940
      66    Starbucks Corp. (a) (c)........       3,401
      37    Starwood Hotels & Resorts
              Worldwide, Inc. .............       2,138
      19    Wendy's International, Inc. ...         925
      49    Yum! Brands, Inc. .............       2,549
                                             ----------
                                                 28,290
                                             ----------
Household Durables (0.6%):
      14    Black & Decker Corp. ..........       1,214
      22    Centex Corp. (c)...............       1,527
      25    Fortune Brands, Inc. ..........       2,181
      14    KB Home........................       1,073
      32    Leggett & Platt, Inc. .........         851
      13    Maytag Corp. ..................         211
      46    Newell Rubbermaid, Inc. (c)....       1,108
      20    Pulte Homes, Inc. .............       1,688
      10    Snap-On, Inc. (c)..............         335
      13    Stanley Works (The)............         580
      11    Whirlpool Corp. ...............         793
                                             ----------
                                                 11,561
                                             ----------
Household Products (1.8%):
      26    Clorox Co. ....................       1,451
      88    Colgate-Palmolive Co. .........       4,410
      81    Kimberly-Clark Corp. ..........       5,057
     418    Procter & Gamble Co. (c).......      22,046
                                             ----------
                                                 32,964
                                             ----------
Industrial Conglomerates (4.5%):
     130    3M Co. ........................       9,397
   1,791    General Electric Co. (k).......      62,068
      23    Textron, Inc. .................       1,729
     341    Tyco International Ltd.
              (Bermuda)....................       9,960
                                             ----------
                                                 83,154
                                             ----------
Insurance (4.4%):
      49    ACE Ltd. (Cayman Islands)......       2,177
      85    Aflac, Inc. ...................       3,667
     113    Allstate Corp. (The)...........       6,744
      18    AMBAC Financial Group, Inc. ...       1,276
     438    American International Group,
              Inc. ........................      25,463
      54    Aon Corp. (c)..................       1,344
      33    Chubb Corp. ...................       2,825
      28    Cincinnati Financial Corp. ....       1,114
      50    Hartford Financial Services
              Group, Inc. .................       3,746

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Insurance, continued:
      23    Jefferson-Pilot Corp. .........       1,158
      29    Lincoln National Corp. ........       1,376
      27    Loews Corp. ...................       2,090
      90    Marsh & McLennan Cos., Inc.
              (c)..........................       2,493
      23    MBIA, Inc. (c).................       1,356
     124    Metlife, Inc. .................       5,566
      34    Progressive Corp. (The)........       3,318
      88    Prudential Financial, Inc. ....       5,789
      22    Safeco Corp. ..................       1,170
     114    St. Paul Travelers Cos., Inc.
              (The)........................       4,498
      18    Torchmark Corp. ...............         918
      50    UnumProvident Corp. (c)........         921
      24    XL Capital Ltd. (Cayman
              Islands), Class A............       1,761
                                             ----------
                                                 80,770
                                             ----------
Internet & Catalog Retail (0.4%):
     205    eBay, Inc. (a).................       6,773
                                             ----------
Internet Software & Services (0.4%):
     222    Yahoo!, Inc. (a)...............       7,682
                                             ----------
IT Services (1.1%):
      21    Affiliated Computer Services,
              Inc., Class A (a) (c)........       1,091
      99    Automatic Data Processing,
              Inc. (c).....................       4,135
      31    Computer Sciences Corp. (a)....       1,359
      24    Convergys Corp. (a)............         342
      88    Electronic Data Systems
              Corp. .......................       1,687
     132    First Data Corp. ..............       5,279
      32    Fiserv, Inc. (a)...............       1,388
      60    Paychex, Inc. .................       1,955
      22    Sabre Holdings Corp.,
              Class A (c)..................         442
      49    Sungard Data Systems, Inc.
              (a)..........................       1,724
      57    Unisys Corp. (a)...............         361
                                             ----------
                                                 19,763
                                             ----------
Leisure Equipment & Products (0.2%):
      16    Brunswick Corp. ...............         710
      48    Eastman Kodak Co. (c)..........       1,302
      28    Hasbro, Inc. ..................         589
      70    Mattel, Inc. (c)...............       1,272
                                             ----------
                                                  3,873
                                             ----------
Machinery (1.4%):
      58    Caterpillar, Inc. .............       5,500
       7    Cummins, Inc. (c)..............         549
      46    Danaher Corp. (c)..............       2,433
      42    Deere & Co. ...................       2,727
      34    Dover Corp. ...................       1,252
      25    Eaton Corp. ...................       1,525

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Machinery, continued:
      46    Illinois Tool Works, Inc. .....       3,674
      28    Ingersoll-Rand Co., Ltd.
              (Bermuda), Class A...........       2,031
      16    ITT Industries, Inc. ..........       1,522
      11    Navistar International Corp.
              (a) (c)......................         356
      29    PACCAR, Inc. ..................       1,997
      21    Pall Corp. (c).................         637
      20    Parker-Hannifin Corp. .........       1,258
                                             ----------
                                                 25,461
                                             ----------
Media (3.6%):
      86    Clear Channel Communications,
              Inc. ........................       2,664
     372    Comcast Corp., Class A (a).....      11,436
      12    Dow Jones & Co., Inc. .........         425
      42    Gannett Co., Inc. (c)..........       2,984
      71    Interpublic Group of Cos., Inc.
              (a)..........................         870
      13    Knight Ridder, Inc. (c)........         771
      63    McGraw-Hill Cos., Inc. (The)...       2,800
       8    Meredith Corp. ................         372
      25    New York Times Co., Class A
              (c)..........................         766
     487    News Corp., Class A............       7,882
      31    Omnicom Group, Inc. ...........       2,473
     791    Time Warner, Inc. (a)..........      13,224
      50    Tribune Co. (c)................       1,771
      49    Univision Communications, Inc.,
              Class A (a) (c)..............       1,353
     272    Viacom, Inc., Class B..........       8,718
     345    Walt Disney Co. (c)............       8,680
                                             ----------
                                                 67,189
                                             ----------
Metals & Mining (0.6%):
     147    Alcoa, Inc. ...................       3,849
      15    Allegheny Technologies,
              Inc. ........................         334
      30    Freeport-McMoRan Copper & Gold,
              Inc., Class B................       1,136
      75    Newmont Mining Corp. ..........       2,940
      27    Nucor Corp. (c)................       1,234
      16    Phelps Dodge Corp. ............       1,514
      19    United States Steel Corp. .....         663
                                             ----------
                                                 11,670
                                             ----------
Multi-Utilities (1.0%):
     110    AES Corp. (The) (a)............       1,807
      91    Calpine Corp. (a) (c)..........         309
      37    CMS Energy Corp. (a) (c).......         556
      30    Constellation Energy Group,
              Inc. ........................       1,730
      58    Dominion Resources, Inc. ......       4,221
     157    Duke Energy Corp. (c)..........       4,653
      56    Dynegy, Inc., Class A (a)
              (c)..........................         272

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 48

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Multi-Utilities, continued:
      40    Public Service Enterprise
              Group, Inc. .................       2,452
      40    Sempra Energy..................       1,670
                                             ----------
                                                 17,670
                                             ----------
Multiline Retail (1.3%):
      19    Big Lots, Inc. (a) (c).........         254
      12    Dillards, Inc., Class A (c)....         283
      51    Dollar General Corp. ..........       1,038
      28    Family Dollar Stores, Inc. ....         735
      29    Federated Department Stores,
              Inc. (c).....................       2,109
      44    J.C. Penney Co., Holding
              Co. .........................       2,338
      55    Kohl s Corp. (a)...............       3,081
      51    May Department Stores Co.
              (The)........................       2,031
      21    Nordstrom, Inc. (c)............       1,411
      17    Sears Holdings Corp. (a) (c)...       2,588
     149    Target Corp. ..................       8,118
                                             ----------
                                                 23,986
                                             ----------
Office Electronics (0.1%):
     162    Xerox Corp. (a)................       2,232
                                             ----------
Oil, Gas & Consumable Fuels (7.5%):
      15    Amerada Hess Corp. (c).........       1,544
      40    Anadarko Petroleum Corp. ......       3,270
      55    Apache Corp. ..................       3,581
      11    Ashland, Inc. (a)..............         814
      65    Burlington Resources, Inc. ....       3,596
     354    Chevron Corp. .................      19,817
     235    ConocoPhillips.................      13,519
      80    Devon Energy Corp. ............       4,055
     109    El Paso Corp. (c)..............       1,254
      40    EOG Resources, Inc. ...........       2,295
   1,075    Exxon Mobil Corp. .............      61,788
      20    Kerr-McGee Corp. (c)...........       1,501
      18    Kinder Morgan, Inc. ...........       1,525
      59    Marathon Oil Corp. ............       3,136
      67    Occidental Petroleum Corp. ....       5,175
      12    Sunoco, Inc. ..................       1,322
      46    Unocal Corp. ..................       2,986
      43    Valero Energy Corp. (c)........       3,430
      96    Williams Cos., Inc. ...........       1,832
      61    XTO Energy, Inc. ..............       2,072
                                             ----------
                                                138,512
                                             ----------
Paper & Forest Products (0.4%):
      44    Georgia-Pacific Corp. .........       1,397
      83    International Paper Co. .......       2,503
      19    Louisiana-Pacific Corp. (c)....         460

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Paper & Forest Products, continued:
      31    MeadWestvaco Corp. (c).........         883
      41    Weyerhaeuser Co. ..............       2,632
                                             ----------
                                                  7,875
                                             ----------
Personal Products (0.7%):
      14    Alberto-Culver Co. ............         625
      80    Avon Products, Inc. ...........       3,017
     168    Gillette Co. (The).............       8,532
                                             ----------
                                                 12,174
                                             ----------
Pharmaceuticals (7.1%):
     262    Abbott Laboratories............      12,836
      22    Allergan, Inc. (c).............       1,878
     330    Bristol-Myers Squibb Co. (c)...       8,245
     191    Eli Lilly & Co. ...............      10,661
      58    Forest Laboratories, Inc.
              (a)..........................       2,234
     502    Johnson & Johnson..............      32,644
      41    King Pharmaceuticals, Inc.
              (a)..........................         425
     372    Merck & Co., Inc. .............      11,461
      45    Mylan Laboratories, Inc. ......         875
   1,256    Pfizer, Inc. ..................      34,635
     249    Schering-Plough Corp. .........       4,748
      19    Watson Pharmaceuticals, Inc.
              (a)..........................         550
     226    Wyeth..........................      10,060
                                             ----------
                                                131,252
                                             ----------
Real Estate (0.6%):
      16    Apartment Investment &
              Management Co. (REIT)........         659
      34    Archstone-Smith Trust (REIT)...       1,297
      69    Equity Office Properties Trust
              (REIT).......................       2,278
      48    Equity Residential (REIT)
              (c)..........................       1,782
      31    Plum Creek Timber Co., Inc.
              (REIT) (c)...................       1,128
      32    Prologis (REIT)................       1,269
      37    Simon Property Group, Inc.
              (REIT) (c)...................       2,689
                                             ----------
                                                 11,102
                                             ----------
Road & Rail (0.5%):
      64    Burlington Northern Santa Fe
              Corp. .......................       2,994
      37    CSX Corp. .....................       1,560
      68    Norfolk Southern Corp. ........       2,114
      44    Union Pacific Corp. ...........       2,879
                                             ----------
                                                  9,547
                                             ----------
Semiconductors & Semiconductor Equipment (3.2%):
      67    Advanced Micro Devices, Inc.
              (a)..........................       1,157
      63    Altera Corp. (a)...............       1,244
      62    Analog Devices, Inc. ..........       2,332
     278    Applied Materials, Inc. .......       4,492
      52    Applied Micro Circuits Corp.
              (a)..........................         133

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Semiconductors & Semiconductor Equipment, continued:
      49    Broadcom Corp., Class A (a)
              (c)..........................       1,755
      68    Freescale Semiconductor, Inc.,
              Class B (a) (c)..............       1,437
   1,043    Intel Corp. ...................      27,170
      33    Kla-Tencor Corp. (c)...........       1,453
      52    Linear Technology Corp. .......       1,896
      65    LSI Logic Corp. (a) (c)........         556
      55    Maxim Integrated Products,
              Inc. ........................       2,117
     104    Micron Technology, Inc. (a)....       1,060
      59    National Semiconductor
              Corp. .......................       1,299
      23    Novellus Systems, Inc. (a)
              (c)..........................         576
      29    Nvidia Corp. (a) (c)...........         762
      30    PMC-Sierra, Inc. (a) (c).......         284
      33    Teradyne, Inc. (a) (c).........         396
     281    Texas Instruments, Inc. .......       7,880
      59    Xilinx, Inc. ..................       1,511
                                             ----------
                                                 59,510
                                             ----------
Software (3.8%):
      83    Adobe Systems, Inc. ...........       2,364
      39    Autodesk, Inc. ................       1,327
      37    BMC Software, Inc. (a).........         672
      29    Citrix Systems, Inc. (a).......         619
      90    Computer Associates
              International, Inc. (c)......       2,470
      66    Compuware Corp. (a)............         472
      52    Electronic Arts, Inc. (a)......       2,931
      31    Intuit, Inc. (a) (c)...........       1,413
      15    Mercury Interactive Corp. (a)
              (c)..........................         561
   1,697    Microsoft Corp. ...............      42,155
      64    Novell, Inc. (a) (c)...........         399
     747    Oracle Corp. (a)...............       9,858
      46    Parametric Technology Corp.
              (a)..........................         293
      87    Siebel Systems, Inc. ..........         777
     120    Symantec Corp. (a) (c).........       2,611
      72    VERITAS Software Corp. (a)
              (c)..........................       1,760
                                             ----------
                                                 70,682
                                             ----------
Specialty Retail (2.3%):
      38    Autonation, Inc. (a) (c).......         774
      11    AutoZone, Inc. (a).............       1,025
      50    Bed Bath & Beyond, Inc. (a)....       2,085
      50    Best Buy Co., Inc. ............       3,457
      32    Circuit City Stores, Inc.
              (c)..........................         559
     128    Gap, Inc. (The)................       2,528
     363    Home Depot, Inc. ..............      14,101
      64    Limited Brands, Inc. ..........       1,375
     130    Lowe's Cos., Inc. (c)..........       7,596
      53    Office Depot, Inc. (a).........       1,218
      12    OfficeMax, Inc. ...............         355
      26    RadioShack Corp. ..............         609
      21    Sherwin-Williams Co. (The).....         996

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Specialty Retail, continued:
     124    Staples, Inc. .................       2,652
      24    Tiffany & Co. .................         795
      79    TJX Cos., Inc. ................       1,935
      37    Toys R US, Inc. (a)............         990
                                             ----------
                                                 43,050
                                             ----------
Textiles, Apparel & Luxury Goods (0.4%):
      64    Coach, Inc. (a)................       2,138
      20    Jones Apparel Group, Inc.
              (c)..........................         632
      18    Liz Claiborne, Inc. ...........         729
      39    Nike, Inc., Class B............       3,341
       9    Reebok International Ltd. .....         396
      17    V.F. Corp. ....................         967
                                             ----------
                                                  8,203
                                             ----------
Thrifts & Mortgage Finance (1.8%):
      99    Countrywide Financial Corp. ...       3,832
     163    Fannie Mae.....................       9,547
     117    Freddie Mac....................       7,608
      48    Golden West Financial Corp.
              (c)..........................       3,074
      16    MGIC Investment Corp. .........       1,040
      62    Sovereign Bancorp, Inc. .......       1,376
     148    Washington Mutual, Inc. (c)....       6,028
                                             ----------
                                                 32,505
                                             ----------
Tobacco (1.4%):
     350    Altria Group, Inc. ............      22,616
      20    Reynolds American, Inc. (c)....       1,550
      28    UST, Inc. .....................       1,275
                                             ----------
                                                 25,441
                                             ----------
Trading Companies & Distributors (0.0%): (g)
      14    Grainger (W.W.), Inc. .........         773
                                             ----------
Wireless Telecommunication Services (0.3%):
     190    Nextel Communications, Inc.,
              Class A (a)..................       6,141
                                             ----------
  Total Long-Term Investments
    (Cost $1,067,728)                         1,839,271
                                             ----------
SHORT-TERM INVESTMENT (0.5%):
Investment Company (0.5%):
   9,324    JPMorgan Liquid Assets Money
              Market Fund (b) (k) (m) (Cost
              $9,324)......................       9,324
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (9.1%):
Bank Note (0.5%):
   9,000    World Savings Bank FSB, 3.32%,
              07/20/05.....................       9,000
                                             ----------
Medium Term Note (0.3%):
   6,250    CC USA, Inc., 3.50%,
              07/01/05.....................       6,250
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 50

JPMORGAN EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Repurchase Agreement (8.3%):
 153,400    Morgan Stanley, 3.42%, dated
              06/30/05, due 07/01/05,
              repurchase price $153,414,
              collateralized by Agency
              Mortgages....................     153,400
                                             ----------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $168,650)          168,650
                                             ----------
TOTAL INVESTMENTS (108.9%)
  (Cost $1,245,702)                           2,017,245
LIABILITIES IN EXCESS OF OTHER ASSETS
  (8.9%):                                      (164,240)
                                             ----------
NET ASSETS (100%)                            $1,853,005
                                             ==========

------------
Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS        DESCRIPTION        EXPIRATION DATE   NOTIONAL VALUE AT 06/30/05   UNREALIZED DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
        52                S&P 500 Index       September, 2005            $15,542                      $(27)
                                                                                                      ====

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (98.9%):
COMMON STOCKS (97.8%):
Argentina (0.2%):
     112    BBVA Banco Frances S.A. (a)
              (l)..........................         226
       7    BBVA Banco Frances S.A.
              (ADR)........................          44
      34    Grupo Financiero Galicia S.A.
              (ADR) (a) (l)................         274
     482    Petrobras Energia
              Participaciones S.A., Class B
              (a) (l)......................         553
      16    Siderar SAIC, Class A (l)......         121
      44    Telecom Argentina
              S.A. (ADR) (a) (c) (l).......         525
     125    Transportadora de Gas del Sur
              S.A., Class B (a) (l)........         141
       8    YPF S.A., Class D (l)..........         442
                                             ----------
                                                  2,326
                                             ----------
Australia (3.2%):
       8    Alinta Ltd. (l)................          62
      73    Alumina Ltd. (l)...............         309
      68    Amcor Ltd. (l).................         345
     116    AMP Ltd. (l)...................         568
      19    Ansell Ltd. (l)................         147
      20    Aristocrat Leisure Ltd. (l)....         178
     115    Australia & New Zealand Banking
              Group Ltd. (l)...............       1,906
      45    Australian Gas Light Co. Ltd.
              (l)..........................         487
       8    Australian Stock Exchange Ltd.
              (l)..........................         141
      19    Australian Wealth Management
              Ltd. (a) (l).................          17
      61    AXA Asia Pacific Holdings Ltd.
              (l)..........................         202
     220    BHP Billiton Ltd. (l)..........       3,003
      56    BlueScope Steel Ltd. (l).......         348
      53    Boral Ltd. (l).................         260
      71    Brambles Industries Ltd. (l)...         437
       8    Caltex Australia Ltd. (l)......          98
      31    Centro Properties Group (l)....         140
      49    Coca-Cola Amatil Ltd. (l)......         295
       3    Cochlear Ltd. (l)..............          86
      86    Coles Myer Ltd. (l)............         607
      77    Commonwealth Bank of
              Australia (l)................       2,218
      30    Computershare Ltd. (l).........         133
      13    CSL Ltd. (l)...................         339
      88    CSR Ltd. (l)...................         179
      18    DCA Group Ltd. (l).............          53
      17    Downer EDI Ltd. (l)............          67
     157    Foster's Group Ltd. (l)........         634
      31    Futuris Corp. Ltd. (l).........          42
     206    General Property Trust Unit
              (l)..........................         570
       7    Harvey Norman Holdings Ltd.
              (l)..........................          14
      23    Iluka Resources Ltd. (l).......         130
      90    Insurance Australia Group Ltd.
              (l)..........................         409

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Australia, continued:
      37    James Hardie Industries N.V.
              (l)..........................         212
      41    John Fairfax Holdings Ltd.
              (l)..........................         134
      16    Leighton Holdings Ltd. (l).....         142
      34    Lend Lease Corp. Ltd. (l)......         332
      29    Lion Nathan Ltd. (l)...........         164
      40    Macquarie Airports (l).........         109
      14    Macquarie Bank Ltd. (l)........         619
      20    Macquarie Communications
              Infrastructure Group (l).....          96
      57    Macquarie Goodman Group (l)....         178
     133    Macquarie Infrastructure Group
              (l)..........................         418
      32    Mayne Group Ltd. (l)...........         114
       9    Mirvac Group (l)...............          24
      26    Multiplex Group (l)............          57
      95    National Australia Bank Ltd.
              (l)..........................       2,211
      20    Newcrest Mining Ltd. (l).......         267
      48    OneSteel Ltd. (l)..............          97
      14    Orica Ltd. (l).................         188
      63    Origin Energy Ltd. (l).........         362
      21    Pacific Brands Ltd. (l)........          36
      22    PaperlinX Ltd. (l).............          51
      29    Patrick Corp. Ltd. (l).........         123
       2    Perpetual Trustees Australia
              Ltd. (l).....................         107
       5    Publishing & Broadcasting Ltd.
              (l)..........................          59
      46    Qantas Airways Ltd. (l)........         117
      46    QBE Insurance Group Ltd. (l)...         558
      63    Rinker Group Ltd. (l)..........         669
      20    Rio Tinto Ltd. (l).............         671
      50    Santos Ltd. (l)................         433
       9    Sonic Healthcare Ltd. (l)......          86
     150    Stockland (l)..................         630
      33    Suncorp-Metway Ltd. (l)........         502
      45    TABCORP Holdings Ltd. (l)......         565
     134    Telstra Corp. Ltd. (l).........         517
      13    Toll Holdings Ltd. (l).........         128
      49    Transurban Group (l)...........         279
       5    UNiTAB Ltd. (l)................          55
      21    Wesfarmers Ltd. (l)............         647
      79    Westfield Group (l)............       1,061
     122    Westpac Banking Corp. (l)......       1,845
      25    Woodside Petroleum Ltd. (l)....         565
      59    Woolworths Ltd. (l)............         742
                                             ----------
                                                 30,594
                                             ----------
Austria (1.6%):
      12    Bank Austria Creditanstalt AG
              (l)..........................       1,257
       6    Boehler-Uddeholm AG (l)........         797
       3    BWT AG (l).....................          92
      54    Erste Bank der
              Oesterreichischen Sparkassen
              AG (l).......................       2,708

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 52

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Austria, continued:
       8    Flughafen Wien AG (l)..........         539
      51    IMMOFINANZ Immobilien Anlagen
              AG (a) (l)...................         464
       4    Mayr-Melnhof Karton AG (l).....         568
       6    OMV AG (l).....................       2,799
       9    RHI AG (a) (l).................         250
     144    Telekom Austria AG (l).........       2,789
       8    VA Technologie AG (a) (l)......         605
       4    Verbund -- Oesterreichische
              Elektrizitaetswirtschafts AG,
              Class A......................       1,023
      29    Wienerberger AG (l)............       1,334
                                             ----------
                                                 15,225
                                             ----------
Belgium (2.0%):
      17    AGFA-Gevaert N.V. (l)..........         457
       4    Bekaert S.A. (l)...............         310
      22    Belgacom S.A. (l)..............         754
       6    Colruyt S.A. (l)...............         843
       1    Compagnie Maritime
              Belge S.A. (l)...............          22
       2    Cumerio (l)....................          39
            D'ieteren S.A. (l).............          83
       9    Delhaize Group (l).............         565
      81    Dexia (l)......................       1,776
       6    Electrabel S.A. (l)............       2,794
       2    Euronav N.V. (l)...............          46
     159    Fortis (l).....................       4,397
      13    Groupe Bruxelles Lambert S.A.
              (l)..........................       1,089
      26    InBev N.V. (l).................         868
      25    KBC Groupe S.A. (l)............       1,954
       2    Mobistar S.A. (l)..............         203
       1    Omega Pharma S.A. (l)..........          55
      13    Solvay S.A., Class A...........       1,362
      16    UCB S.A. (l)...................         774
       3    Umicore (l)....................         249
                                             ----------
                                                 18,640
                                             ----------
Bermuda (0.1%):
      11    Frontline Ltd. (l).............         422
      30    Giordano International Ltd.
              (l)..........................          20
      13    Golar LNG Ltd. (a) (l).........         152
      99    Johnson Electric Holdings Ltd.
              (l)..........................          91
      30    Shangri-La Asia Ltd. (l).......          46
       4    Ship Finance International Ltd.
              (l)..........................          74
       9    Yue Yuen Industrial Holdings
              (l)..........................          26
                                             ----------
                                                    831
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Brazil (0.0%): (g)
  12,479    Centrais Eletricas
              Brasileiras S.A. (l).........         174
     158    Cia de Bebidas das Americas
              (l)..........................          40
                                             ----------
                                                    214
                                             ----------
Canada (0.1%):
      58    Daiwa House Industry Co. Ltd.
              (l)..........................         664
                                             ----------
Cayman Islands (0.0%): (g)
      42    Hutchison Telecommunications
              International Ltd. (a) (l)...          41
      34    Kingboard Chemicals
              Holdings Ltd. (l)............         106
      22    Solomon Systech
              International Ltd. (l).......           8
                                             ----------
                                                    155
                                             ----------
Chile (0.6%):
      33    Cia Cervecerias Unidas S.A.
              (ADR) (l)....................         799
     156    Cia de Telecomunicaciones de
              Chile S.A. (ADR) (l).........       1,589
       5    Cristalerias de Chile S.A.
              (ADR) (c) (l)................         144
      24    Embotelladora Andina S.A. (ADR)
              (c) (l)......................         326
     195    Enersis S.A. (ADR) (c) (l).....       2,035
      19    Masisa S.A. (ADR) (l)..........         344
                                             ----------
                                                  5,237
                                             ----------
China (0.4%):
     375    Datang International Power
              Generation Co. Ltd.,
              Class H (l)..................         283
     314    Huaneng Power International,
              Inc., Class H (l)............         230
   1,067    PetroChina Co. Ltd., Class H
              (l)..........................         784
   1,903    Sinopec Yizheng Chemical Fibre
              Co. Ltd. , Class H (l).......         300
   1,583    Yanzhou Coal Mining Co. Ltd.,
              Class H (l)..................       1,249
     995    Zhejiang Expressway Co. Ltd.
              (l)..........................         676
                                             ----------
                                                  3,522
                                             ----------
Denmark (1.2%):
      --(h) AP Moller -- Maersk A/S (l)....       1,979
       4    Carlsberg A/S (l)..............         181
       1    Coloplast A/S, Class B (l).....          60
       9    Danisco A/S (l)................         570
      77    Danske Bank A/S (l)............       2,298
       2    DSV A/S (l)....................         176
       3    East Asiatic Co. Ltd., Class A
              (l)..........................         220
       6    FLSmidth & Co. A/S, Class B
              (l)..........................         127
      42    GN Store Nord (l)..............         473

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Denmark, continued:
      10    H Lundbeck A/S (l).............         241
       3    NKT Holding A/S (l)............         109
      41    Novo-Nordisk A/S, Class B
              (l)..........................       2,065
       9    Novozymes A/S, B Shares (l)....         470
      33    TDC A/S (l)....................       1,412
       3    Topdanmark A (a) (l)...........         187
      32    Vestas Wind Systems A/S (a)
              (l)..........................         534
                                             ----------
                                                 11,102
                                             ----------
Finland (0.8%):
      14    Elisa Corp., A Shares (l)......         213
      20    Fortum OYJ (l).................         319
       5    Neste Oil OYJ (a) (l)..........         129
     250    Nokia OYJ (l)..................       4,153
      52    Nokia OYJ (ADR) (l)............         867
      --(h) Nokian Renkaat OYJ (l).........          --(h)
      18    Outokumpu OYJ (l)..............         228
      28    Sampo OYJ, A Shares (l)........         443
      30    Stora Enso OYJ, (Registered)
              (l)..........................         380
       8    Tietoenator OYJ (l)............         244
      24    UPM-Kymmene OYJ (l)............         463
                                             ----------
                                                  7,439
                                             ----------
France (9.4%):
      18    Accor S.A. (l).................         846
      14    Air France-KLM (l).............         206
      16    Air Liquide (a) (l)............       2,677
     133    Alcatel S.A. (a) (l)...........       1,447
     559    Alstom (a) (l).................         555
       6    Atos Origin (a) (l)............         351
      10    Autoroutes du Sud de la France
              (l)..........................         584
     155    AXA S.A. (l)...................       3,850
      83    BNP Paribas (l)................       5,644
      17    Bouygues S.A. (l)..............         709
      11    Business Objects S.A. (a)
              (l)..........................         293
      17    Cap Gemini S.A. (a) (l)........         538
      64    Carrefour S.A. (l).............       3,092
       6    Casino Guichard Perrachon
              S.A. (l).....................         450
      32    Cie de Saint-Gobain (l)........       1,772
       8    Cie Generale d'Optique Essilor
              International S.A. (l).......         572
       3    CNP Assurances (l).............         161
      14    Compagnie Generale des
              Etablissements Michelin,
              Class B (l)..................         852
      63    Credit Agricole S.A. (l).......       1,590
       8    Dassault Systemes S.A. (l).....         368
     160    France Telecom S.A. (l)........       4,664
      25    Groupe Danone (l)..............       2,207
       8    Imerys S.A. (l)................         558
      33    L'Oreal S.A. (l)...............       2,345

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
France, continued:
      17    Lafarge S.A. (l)...............       1,576
      12    Lagardere S.C.A. (l)...........         881
      26    LVMH Moet Hennessy Louis
              Vuitton S.A. (l).............       1,979
       3    Neopost S.A. (l)...............         233
      10    PagesJaunes Groupe S.A. (l)....         241
       7    Pernod-Ricard (l)..............       1,182
      23    Peugeot S.A. (l)...............       1,331
       8    PPR S.A. (l)...................         793
      13    Publicis Groupe (l)............         385
      19    Renault S.A. (l)...............       1,640
      21    Safran S.A. (l)................         430
     121    Sanofi-Aventis (l).............       9,885
      22    Schneider Electric S.A. (a)
              (l)..........................       1,649
      66    SCOR (l).......................         134
       6    Societe BIC S.A. (l)...........         386
       2    Societe Des Autoroutes
              Paris-Rhin-Rhone (l).........          97
      34    Societe Generale (l)...........       3,408
      13    Societe Television Francaise
              (l)..........................         332
      16    Sodexho Alliance S.A. (l)......         502
      92    Suez S.A. (l)..................       2,494
     221    Suez S.A. (a) (l)..............           3
      14    Technip S.A. (l)...............         660
      12    Thales S.A. (l)................         482
      27    Thomson (l)....................         651
      62    Total S.A. (l).................      14,618
     195    Total S.A. (a) (l).............           2
       4    Unibail (l)....................         569
       7    Valeo S.A. (l).................         315
      33    Veolia Environnement (l).......       1,233
      14    VInc.i S.A. (l)................       1,182
     114    Vivendi Universal S.A. (l).....       3,586
       1    Zodiac S.A. (l)................          55
                                             ----------
                                                 89,245
                                             ----------
Germany (12.8%):
      10    Adidas-Salomon AG (l)..........       1,611
      70    Allianz AG (Registered) (l)....       7,982
      14    Altana AG (l)..................         822
       3    AMB Generali Holding AG (l)....         204
       3    AXA Konzern AG (l).............         202
     107    BASF AG (l)....................       7,110
     139    Bayer AG (l)...................       4,628
     125    Bayerische Hypo und Vereinsbank
              AG (a) (l)...................       3,241
       7    Beiersdorf AG (l)..............         742
       4    Celesio AG (l).................         327
      84    Commerzbank AG (l).............       1,832
      29    Continental AG (l).............       2,050
     180    DaimlerChrysler AG (l).........       7,281
      81    Depfa Bank plc (l).............       1,293

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 54

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Germany, continued:
     106    Deutsche Bank AG (Registered)
              (l)..........................       8,225
      20    Deutsche Boerse AG (l).........       1,534
      45    Deutsche Lufthansa AG
              (Registered) (l).............         547
     104    Deutsche Post AG (l)...........       2,426
     572    Deutsche Telekom AG
              (Registered) (l).............      10,532
       5    Douglas Holding AG (l).........         176
     129    E.On AG (l)....................      11,459
       7    Epcos AG (a) (l)...............          91
       9    Fresenius Medical Care AG
              (l)..........................         784
      12    HeidelbergCement AG (l)........         898
       6    Heidelberger Druckmaschinen (a)
              (l)..........................         181
      10    Hochtief AG (l)................         353
      31    Hypo Real Estate Holding AG
              (l)..........................       1,173
     134    Infineon Technologies AG (a)
              (l)..........................       1,248
       8    IVG Immobilien AG (l)..........         141
      12    KarstadtQuelle AG (a) (l)......         159
      --(h) Lanxess (a) (l)................           6
      15    Linde AG (l)...................         993
      29    MAN AG (l).....................       1,208
      13    Merck KGaA (l).................       1,051
      28    Metro AG (l)...................       1,393
      11    MLP AG (l).....................         215
      38    Muenchener Rueckversicherungs-
              Gesellschaft AG (Registered)
              (l)..........................       4,014
       7    Premiere AG (a) (l)............         244
      16    ProSiebenSat.1 Media AG (l)....         271
       3    Puma AG Rudolf Dassler Sport
              (l)..........................         752
      82    RWE AG (l).....................       5,278
      45    SAP AG (l).....................       7,827
      36    Schering AG (l)................       2,241
       8    SGL Carbon AG (a) (l)..........         108
     167    Siemens AG (Registered) (l)....      12,181
       6    Suedzucker AG (l)..............         119
      70    ThyssenKrupp AG (l)............       1,215
      32    TUI AG (l).....................         800
      55    Volkswagen AG (l)..............       2,486
       2    WInc.or Nixdorf AG (l).........         188
                                             ----------
                                                121,842
                                             ----------
Greece (1.0%):
      56    Alpha Bank AE (l)..............       1,478
      20    Coca Cola Hellenic Bottling Co.
              S.A. (l).....................         530
      42    EFG Eurobank Ergasias S.A.
              (l)..........................       1,297
      12    Emporiki Bank of Greece
              S.A. (a) (l).................         343
       7    Folli -- Follie S.A.
              (Registered) (l).............         211
      24    Hellenic Petroleum S.A. (l)....         255
      23    Hellenic Technodomiki Tev S.A.
              (l)..........................         115

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Greece, continued:
      56    Hellenic Telecommunications
              Organization S.A. (l)........       1,081
      22    Intracom S.A. (l)..............         113
       6    Lambrakis Press S.A. (a) (l)...          21
      52    National Bank of Greece S.A.
              (l)..........................       1,754
      16    OPAP S.A. (l)..................         452
      41    Piraeus Bank S.A. (l) .........         753
       1    Public Power Corp. (l).........          20
      30    Public Power Corp. (GDR) (l)...         746
      17    Titan Cement Co. S.A. (l)......         508
                                             ----------
                                                  9,677
                                             ----------
Hong Kong (1.0%):
     102    Bank of East Asia Ltd. (l).....         301
     234    BOC Hong Kong Holdings Ltd.
              (l)..........................         441
      74    Cathay Pacific Airways Ltd.
              (l)..........................         134
      85    Cheung Kong Ltd. (l)...........         826
     252    China Mobile Hong Kong Ltd.
              (l)..........................         934
       2    China Mobile Hong Kong Ltd.
              (ADR) (c) (l)................          37
     118    Citic Pacific Ltd. (l).........         343
     143    CLP Holdings Ltd. (l)..........         819
     950    Denway Motors Ltd. (l).........         337
      45    Esprit Holdings Ltd. (l).......         325
      54    Hang Seng Bank Ltd. (l)........         728
      11    Henderson Land Development Co.
              Ltd. (ADR) (l)...............          53
     278    Hong Kong & China Gas (l)......         564
      36    Hong Kong Exchanges and
              Clearing Ltd. (l)............          92
      18    HongKong Electric Holdings
              (l)..........................          84
      22    Hopewell Holdings (l)..........          55
     115    Hutchison Whampoa International
              Ltd. (l).....................       1,037
       4    Kerry Properties Ltd. (l)......           8
     692    Lenovo Group Ltd. (l)..........         204
     102    Li & Fung Ltd. (l).............         211
      64    New World Development Co. Ltd.
              (l)..........................          78
       7    Orient Overseas International
              Ltd. (l).....................          29
     212    PCCW Ltd. (l)..................         133
     180    Sino Land Co. (l)..............         191
      71    Sun Hung Kai Properties Ltd.
              (l)..........................         694
      62    Swire Pacific Ltd., Class A
              (l)..........................         546
     298    Tan Chong International Ltd.
              (l)..........................          54
      72    Techtronic Industries Co.
              (l)..........................         181
      25    Television Broadcasts Ltd.
              (l)..........................         139
      83    Wharf Holdings Ltd. (l)........         292
                                             ----------
                                                  9,870
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Hungary (0.6%):
      10    Gedeon Richter Rt. (l).........       1,417
     111    Magyar Telekom Rt. (l).........         474
      24    Mol Magyar Olaj- es Gazipari
              Rt. (l)......................       2,029
      59    OTP Bank Rt (l)................       1,986
                                             ----------
                                                  5,906
                                             ----------
India (0.8%):
      22    Bajaj Auto Ltd. (GDR) (l)......         667
      25    Grasim Industries Ltd. (GDR)
              (l)..........................         613
     432    Gujarat Ambuja Cements Ltd.
              (GDR) (l)....................         571
      19    Hindalco Industries Ltd. (GDR)
              (l)..........................         513
      11    ICICI Bank Ltd. (ADR) (c)
              (l)..........................         235
       4    Infosys Technologies Ltd. (ADR)
              (l)..........................         272
      18    ITC Ltd. (GDR) (f).............         680
      30    Larsen & Toubro Ltd. (GDR)
              (l)..........................         767
      23    Mahanagar Telephone Nigam (ADR)
              (l)..........................         143
      34    Ranbaxy Laboratories Ltd. (GDR)
              (l)..........................         816
      53    Reliance Industries Ltd. (GDR)
              (f) (l)......................       1,529
      10    State Bank of India Ltd. (GDR)
              (l)..........................         395
      11    Ultra Tech Cement Ltd. (GDR)
              (l)..........................         179
      25    Uniphos Enterprises Ltd.
              (GDR) (a) (l)................          16
      25    United Phosphorus Ltd. (a)
              (l)..........................         471
                                             ----------
                                                  7,867
                                             ----------
Ireland (1.0%):
     126    Allied Irish Banks plc (l).....       2,704
      98    Bank of Ireland (l)............       1,593
      63    CRH plc (l)....................       1,660
      12    DCC plc (l)....................         230
       8    Elan Corp. plc (a) (l).........          52
      23    Elan Corp. plc (ADR) (a) (c)
              (l)..........................         157
       4    Fyffes plc (l).................          11
      11    Grafton Group plc Unit (a)
              (l)..........................         124
      70    Independent News & Media
              plc (l)......................         216
      28    Irish Life & Permanent plc
              (l)..........................         496
      18    Kerry Group plc, Class A (l)...         436
      --(h) Kingspan Group plc (l).........           4
      35    Ryanair Holdings plc (a) (l)...         269
      41    Smith & Nephew plc (l).........         407
     385    Waterford Wedgwood plc Unit (a)
              (l)..........................          27
                                             ----------
                                                  8,386
                                             ----------
Israel (0.6%):
     294    Bank Hapoalim Ltd. (l).........         922
     123    Bank Leumi Le-Israel BM (l)....         317
      14    ECI Telecom Ltd. (a) (l).......         120
      --(h) Ectel Ltd. (a) (l).............           1
      --(h) Elco Holdings Ltd. (l).........          --(h)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Israel, continued:
       7    IDB Holding Corp. Ltd. (l).....         138
      --(h) Industrial Buildings Corp.
              (l)..........................          --(h)
     352    Israel Chemicals Ltd. (l)......       1,101
      --(h) Koor Industries Ltd. (a) (l)...          --(h)
       7    Koor Industries Ltd. (ADR) (a)
              (l)..........................          73
     151    Makhteshim-Agan Industries Ltd.
              (l)..........................         823
      --(h) Osem Investment Ltd. (l).......          --(h)
      82    Teva Pharmaceutical Industries
              Ltd. (ADR) (c) (l)...........       2,544
                                             ----------
                                                  6,039
                                             ----------
Italy (8.1%):
      85    Alleanza Assicurazioni S.p.A.
              (l)..........................         922
      47    Arnoldo Mondadori Editore
              S.p.A. (l)...................         442
     208    Assicurazioni Generali S.p.A.
              (l)..........................       6,469
       7    Autogrill S.p.A. (l)...........          90
      53    Autostrade S.p.A. (l)..........       1,412
      44    Banca Antonveneta S.p.A. (l)...       1,426
      51    Banca Fideuram S.p.A. (l)......         242
     756    Banca Intesa S.p.A. (l)........       3,454
     241    Banca Intesa S.p.A. (RNC)
              (l)..........................       1,028
     206    Banca Monte dei Paschi di Siena
              S.p.A. (l)...................         726
     362    Banca Nazionale del Lavoro
              S.p.A. (a) (l)...............       1,246
      87    Banca Popolare di Milano
              SCRL (l).....................         856
      64    Banca Popolare di Verona e
              Novara Scrl (l)..............       1,089
      39    Banche Popolari Unite Scrl
              (l)..........................         774
      26    Benetton Group S.p.A. (l)......         235
      46    Bulgari S.p.A. (l).............         511
     282    Capitalia S.p.A. (l)...........       1,576
     142    Edison S.p.A. (a) (l)..........         315
     800    Enel S.p.A. (l)................       6,980
     589    ENI S.p.A. (l).................      15,136
      84    Fiat S.p.A. (a) (l)............         608
      56    FinecoGroup S.p.A. (l).........         502
   1,102    Finmeccanica S.p.A. (l)........       1,026
      59    Gruppo Editoriale L'Espresso
              S.p.A. (l)...................         320
      33    Italcementi S.p.A. (l).........         511
      23    Luxottica Group S.p.A. (l).....         466
       9    Marzotto S.p.A. (l)............         239
     160    Mediaset S.p.A. (l)............       1,884
     132    Mediobanca S.p.A. (l)..........       2,470
      30    Mediolanum S.p.A. (l)..........         189
     469    Pirelli & C S.p.A. (l).........         488
      83    Riunione Adriatica di
              Sicurta S.p.A. (l)...........       1,623
     258    Sanpaolo IMI S.p.A. (l)........       3,531

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 56

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Italy, continued:
     357    Seat Pagine Gialle S.p.A. (a)
              (l)..........................         148
      70    Sirti S.p.A. (a) (l)...........         161
     140    Snam Rete Gas S.p.A. (l).......         746
     193    SNIA S.p.A. (a) (l)............          25
      39    Sorin S.p.A. (a) (l)...........         111
     913    Telecom Italia Media S.p.A. (a)
              (l)..........................         439
   2,230    Telecom Italia S.p.A. (l)......       6,954
   1,476    Telecom Italia S.p.A. (RNC)....       3,818
     145    Terna S.p.A. (l)...............         376
      59    Tiscali S.p.A. (a) (l).........         167
     918    UniCredito Italiano S.p.A.
              (l)..........................       4,841
                                             ----------
                                                 76,572
                                             ----------
Japan (23.0%):
      57    77 Bank Ltd. (l)...............         348
       9    Acom Co. Ltd. (l)..............         593
       1    Aderans Co. Ltd. (l)...........          28
       8    Advantest Corp. ...............         577
      69    Aeon Co. Ltd. (l)..............       1,049
       3    Aeon Credit Service Co. Ltd.
              (l)..........................         159
       6    Aiful Corp. ...................         413
       3    Aiful Corp. (a) (f)............         206
      17    Aisin Seiki Co. Ltd. (l).......         357
      71    Ajinomoto Co., Inc. (l)........         783
       2    Alfresa Holdings Corp. (l).....          76
      27    All Nippon Airways Co. Ltd.
              (l)..........................          82
      22    Alps Electric Co. Ltd. (l).....         333
      38    Amada Co. Ltd. (l).............         258
      22    Amano Corp. (l)................         267
       9    Anritsu Corp. (l)..............          54
       9    Aoyama Trading Co. Ltd. (l)....         230
      53    Asahi Breweries Ltd. (l).......         634
     100    Asahi Glass Co. Ltd. (l).......       1,049
     152    Asahi Kasei Corp. (l)..........         722
      --(h) Asatsu-DK, Inc. (l)............           8
      61    Astellas Pharmaceutical, Inc.
              (l)..........................       2,071
       6    Autobacs Seven Co. Ltd. (l)....         185
       6    Bandai Co Ltd. (l).............         121
      47    Bank of Fukuoka Ltd. (l).......         276
      15    Bank of Kyoto Ltd. (l).........         127
     143    Bank of Yokohama Ltd. (l)......         821
       9    Benesse Corp. (l)..............         290
      75    Bridgestone Corp. (l)..........       1,444
       5    Canon Sales Co, Inc. (l).......          84
      89    Canon, Inc. (l)................       4,669
      33    Casio Computer Co. Ltd. (l)....         436
      11    Central Glass Co Ltd. (l)......          69
      --(h) Central Japan Railway Co.
              (l)..........................         926
      68    Chiba Bank Ltd. (l)............         445
      15    Chiyoda Corp. (l)..............         185
      74    Chubu Electric Power Co., Inc.
              (l)..........................       1,779

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
      28    Chugai Pharmaceutical
              Co. Ltd. (l).................         427
       2    Circle K Sunkus Co. Ltd. (l)...          54
      46    Citizen Watch Co. Ltd. (l).....         413
      19    COMSYS Holdings Corp. (l)......         175
      21    Credit Saison Co. Ltd. (l).....         686
       7    CSK Corp. (l)..................         254
      83    Dai Nippon Printing Co. Ltd.
              (l)..........................       1,336
      53    Daicel Chemical Industries Ltd.
              (l)..........................         279
      32    Daido Steel Co. Ltd. (l).......         143
      33    Daiichi Pharmaceutical Co. Ltd.
              (l)..........................         716
      25    Daikin Industries Ltd. (l).....         630
      32    Daimaru, Inc. (l)..............         283
     105    Dainippon Ink and Chemicals,
              Inc. (l).....................         334
      17    Dainippon Screen Manufacturing
              Co. Ltd. (l).................         114
      11    Daito Trust Construction
              Co. Ltd. (l).................         409
     151    Daiwa Securities Group, Inc.
              (l)..........................         930
      68    Denki Kagaku Kogyo K K (l).....         245
      65    Denso Corp. (l)................       1,485
      --(h) Dentsu, Inc. (l)...............         409
      24    Dowa Mining Co. Ltd. (l).......         156
      --(h) E*Trade Securities Co. Ltd.
              (l)..........................          97
      --(h) eAccess Ltd. (l)...............          63
      --(h) East Japan Railway Co. (l).....       2,077
      37    Ebara Corp. (l)................         142
      30    Eisai Co. Ltd. (l).............       1,009
      13    Electric Power Development
              Co. (l)......................         384
       4    Elpida Memory, Inc. (a) (l)....         115
       4    FamilyMart Co. Ltd. (l)........         128
      18    Fanuc Ltd. (l).................       1,135
       6    Fast Retailing Co. Ltd. (l)....         333
      12    Fuji Electric Holdings Co. Ltd.
              (l)..........................          36
      51    Fuji Photo Film Co. Ltd. (l)...       1,642
      --(h) Fuji Television Network, Inc.
              (l)..........................         184
      49    Fujikura Ltd. (l)..............         236
     203    Fujitsu Ltd. (l)...............       1,059
      63    Furukawa Electric Co. Ltd. (a)
              (l)..........................         244
      --(h) Goodwill Group, Inc. (l).......          71
      89    Gunma Bank Ltd. (l)............         529
      31    Gunze Ltd. (l).................         141
       2    Hakuhodo DY Holdings, Inc.
              (l)..........................         140
      30    Hankyu Department Stores (l)...         192
       3    Hikari Tsushin, Inc. (l).......         179
      18    Hino Motors Ltd. (l)...........         104
       4    Hirose Electric Co. Ltd. (l)...         479
       7    Hitachi Cable Ltd. (l).........          31
       2    Hitachi Capital Corp. (l)......          32
       8    Hitachi Chemical Co. Ltd.
              (l)..........................         139

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
       6    Hitachi Construction Machinery
              Co. Ltd. (l).................          75
     362    Hitachi Ltd. (l)...............       2,191
     117    Hokuhoku Financial Group,
              Inc. (l).....................         358
      88    Honda Motor Co. Ltd. (l).......       4,312
      15    House Foods Corp. (l)..........         227
      13    Hoya Corp. (l).................       1,530
      10    Ibiden Co. Ltd. (l)............         253
      --(h) INPEX Corp. (l)................         174
      26    Isetan Co. Ltd. (l)............         320
      60    Ishihara Sangyo Kaisha Ltd.
              (l)..........................         132
     104    Ishikawajima-Harima Heavy
              Industries Co. Ltd. (a)
              (l)..........................         150
       2    Ito En Ltd. (l)................          77
      38    Ito-Yokado Co. Ltd. (l)........       1,266
     165    Itochu Corp. (l)...............         830
       2    Itochu Techno-Science Corp.
              (l)..........................          85
       3    Jafco Co. Ltd. (l).............         143
      86    Japan Airlines Corp. (l).......         231
      --(h) Japan Real Estate Investment
              Corp. (REIT) (l).............          93
      --(h) Japan Retail Fund Investment
              Corp. (REIT) (l).............          17
      --(h) Japan Tobacco, Inc. (l)........       1,223
      61    JFE Holdings, Inc. (l).........       1,500
      29    JGC Corp. (l)..................         353
      57    Joyo Bank Ltd. (l).............         278
      32    JS Group Corp. (l).............         538
      14    JSR Corp. (l)..................         302
     115    Kajima Corp. (l)...............         423
      31    Kamigumi Co. Ltd. (l)..........         242
      --(h) Kanebo Ltd. (a) (l)............          --(h)
      44    Kaneka Corp. (l)...............         490
      93    Kansai Electric Power Co., Inc.
              (l)..........................       1,871
      68    Kao Corp. (l)..................       1,602
     178    Kawasaki Heavy Industries Ltd.
              (l)..........................         341
      67    Kawasaki Kisen Kaisha Ltd.
              (l)..........................         395
      --(h) KDDI Corp. (l).................       1,274
      96    Keihin Electric Express Railway
              Co. Ltd. (l).................         587
      12    Keio Corp. (l).................          65
       4    Keisei Electric Railway Co.
              Ltd. (l).....................          20
       3    Keyence Corp. (l)..............         669
      24    Kikkoman Corp. (l).............         210
      26    Kinden Corp. (l)...............         193
     201    Kintetsu Corp. (l).............         610
     100    Kirin Brewery Co. Ltd. (l).....         964
     262    Kobe Steel Ltd. (l)............         490
      21    Kokuyo Co. Ltd. (l)............         276
     113    Komatsu Ltd. (l)...............         873
      10    Komori Corp. (l)...............         144

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
      11    Konami Corp. (l)...............         241
      52    Konica Minolta Holdings, Inc.
              (l)..........................         488
       2    Kose Corp. (l).................          55
      23    Koyo Seiko Co. Ltd. (l)........         303
     133    Kubota Corp. (l)...............         727
      47    Kuraray Co. Ltd. (l)...........         441
      18    Kurita Water Industries Ltd.
              (l)..........................         284
      19    Kyocera Corp. (l)..............       1,430
      52    Kyowa Hakko Kogyo Co. Ltd.
              (l)..........................         333
      26    Kyushu Electric Power Co., Inc.
              (l)..........................         565
       5    Lawson, Inc. (l)...............         159
       2    Mabuchi Motor Co. Ltd. (l).....          92
      17    Makita Corp. (l)...............         335
     149    Marubeni Corp. (l).............         508
      42    Marui Co. Ltd. (l).............         562
      11    Matsui Securities Co. Ltd.
              (l)..........................         112
       2    Matsumotokiyoshi Co. Ltd.
              (l)..........................          52
     248    Matsushita Electric Industrial
              Co. Ltd. (l).................       3,745
      36    Matsushita Electric Works Ltd.
              (l)..........................         298
       1    MEDICEO Holdings Co. Ltd.
              (l)..........................          15
      43    Meiji Dairies Corp. (l)........         244
      41    Meiji Seika Kaisha Ltd. (l)....         201
      --(h) Meitec Corp. (l)...............          12
      --(h) Millea Holdings, Inc. (l)......       2,360
      45    Minebea Co. Ltd. (l)...........         180
     210    Mitsubishi Chemical Corp.
              (l)..........................         611
     129    Mitsubishi Corp. (l)...........       1,746
     210    Mitsubishi Electric Corp.
              (l)..........................       1,106
     124    Mitsubishi Estate Co. Ltd.
              (l)..........................       1,360
      52    Mitsubishi Gas Chemical Co.,
              Inc. (l).....................         263
     329    Mitsubishi Heavy Industries
              Ltd. (l).....................         859
      25    Mitsubishi Logistics Corp.
              (l)..........................         251
     138    Mitsubishi Materials Corp.
              (l)..........................         325
      88    Mitsubishi Rayon Co. Ltd.
              (l)..........................         362
       7    Mitsubishi Securities Co. Ltd.
              (l)..........................          62
       1    Mitsubishi Tokyo Financial
              Group, Inc. (l)..............       4,586
     154    Mitsui & Co. Ltd. (l)..........       1,452
      49    Mitsui Chemicals, Inc. (l).....         287
     109    Mitsui Engineering &
              Shipbuilding Co. Ltd. (l)....         213
      91    Mitsui Fudosan Co. Ltd. (l)....       1,012
      70    Mitsui Mining & Smelting
              Co. Ltd. (l).................         325
     114    Mitsui OSK Lines Ltd. (l)......         700
     152    Mitsui Sumitomo Insurance Co.
              Ltd. (l).....................       1,359
      60    Mitsui Trust Holdings, Inc.
              (l)..........................         614
      64    Mitsukoshi Ltd. (l)............         288
       2    Mitsumi Electric Co. Ltd.
              (l)..........................          17

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 58

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
       1    Mizuho Financial Group, Inc.
              (l)..........................       4,275
      26    Murata Manufacturing Co. Ltd.
              (l)..........................       1,312
      14    Namco Ltd. (l).................         187
     195    NEC Corp. (l)..................       1,048
       3    NEC Electronics Corp. (l)......         143
      --(h) NET One Systems Co. Ltd. (l)...         118
      45    NGK Insulators Ltd. (l)........         433
      31    NGK Spark Plug Co. Ltd. (l)....         361
      11    NHK Spring Co Ltd. (l).........          92
       1    Nichii Gakkan Co. (l)..........          34
      50    Nichirei Corp. (l).............         192
       6    Nidec Corp. (l)................         596
     174    Nikko Cordial Corp. (l)........         762
      28    Nikon Corp. (l)................         315
      12    Nintendo Co. Ltd. (l)..........       1,255
      --(h) Nippon Building Fund, Inc.
              (REIT) (l)...................          99
      19    Nippon Electric Glass Co. Ltd.
              (l)..........................         285
     116    Nippon Express Co. Ltd. (l)....         501
      33    Nippon Light Metal Co. Ltd.
              (l)..........................          78
      15    Nippon Meat Packers, Inc.
              (l)..........................         177
      85    Nippon Mining Holdings, Inc.
              (l)..........................         480
     163    Nippon Oil Corp. (l)...........       1,101
      --(h) Nippon Paper Group, Inc. (l)...         380
      56    Nippon Sheet Glass Co. Ltd.
              (l)..........................         218
      24    Nippon Shokubai Co. Ltd. (l)...         194
     737    Nippon Steel Corp. (l).........       1,704
       1    Nippon Telegraph & Telephone
              Corp. (l)....................       2,467
     122    Nippon Yusen KK (l)............         698
      46    Nishi-Nippon City Bank Ltd.
              (l)..........................         200
      40    Nishimatsu Construction
              Co. Ltd. (l).................         144
      10    Nissan Chemical Industries Ltd.
              (l)..........................         107
     267    Nissan Motor Co. Ltd. (l)......       2,635
      78    Nisshin Steel Co. Ltd. (l).....         195
      32    Nisshinbo Industries, Inc.
              (l)..........................         259
      14    Nissin Food Products Co. Ltd.
              (l)..........................         366
       2    Nitori Co. Ltd. (l)............         117
      19    Nitto Denko Corp. (l)..........       1,097
      11    NOK Corp. (l)..................         309
     212    Nomura Holdings, Inc. (l)......       2,524
      --(h) Nomura Real Estate Office Fund,
              Inc. (REIT) (l)..............         129
       1    Nomura Research Institute Ltd.
              (l)..........................          60
      70    NSK Ltd. (l)...................         359
      60    NTN Corp. (l)..................         319
      --(h) NTT Data Corp. (l).............         510
       2    NTT DoCoMo, Inc. (l)...........       3,013
      --(h) NTT Urban Development Corp.
              (l)..........................          82
      71    Obayashi Corp. (l).............         382
      --(h) Obic Co. Ltd. (l)..............          70
     101    Oji Paper Co. Ltd. (l).........         526

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
      46    Oki Electric Industry Co. Ltd.
              (l)..........................         162
      37    Okumura Corp. (l)..............         210
      30    Olympus Corp. (l)..............         565
      30    Omron Corp. (l)................         664
      21    Onward Kashiyama Co. Ltd.
              (l)..........................         264
       4    Oracle Corp. Japan (l).........         167
       4    Oriental Land Co. Ltd. (l).....         228
      10    Orix Corp. (l).................       1,532
     278    Osaka Gas Co. Ltd. (l).........         874
      17    Pioneer Corp. (l)..............         260
      11    Promise Co. Ltd. (l)...........         727
      --(h) Rakuten, Inc. (l)..............         390
     508    Resona Holdings, Inc. (a)
              (l)..........................         941
      81    Ricoh Co. Ltd. (l).............       1,263
      13    Rohm Co. Ltd. (l)..............       1,198
       2    Ryohin Keikaku Co. Ltd. (l)....         104
      22    Sanden Corp. (l)...............          92
       8    Sanken Electric Co. Ltd. (l)...         104
      40    Sankyo Co. Ltd. (l)............         773
       4    Sankyo Co. Ltd. (l)............         195
       4    Santen Pharmaceutical Co. Ltd.
              (l)..........................          79
     175    Sanyo Electric Co. Ltd. (l)....         446
      37    Sapporo Holdings Ltd. (l)......         179
      27    Secom Co. Ltd. (l).............       1,153
       7    Sega Sammy Holdings, Inc.
              (l)..........................         446
      10    Seiko Epson Corp. (l)..........         348
      27    Seino Transportation Co. Ltd.
              (l)..........................         240
      55    Sekisui Chemical Co. Ltd.
              (l)..........................         376
      61    Sekisui House Ltd. (l).........         616
      42    Seven-Eleven Japan Co. Ltd.
              (l)..........................       1,154
       1    SFCG Co. Ltd. (l)..............         138
     110    Sharp Corp. (l)................       1,713
       7    Shimachu Co. Ltd. (l)..........         172
       1    Shimamura Co. Ltd. (l).........         115
      15    Shimano, Inc. (l)..............         438
      69    Shimizu Corp. (l)..............         318
      40    Shin-Etsu Chemical Co. Ltd.
              (l)..........................       1,525
      27    Shinko Securities Co. Ltd.
              (l)..........................          85
      93    Shinsei Bank Ltd. (l)..........         500
      39    Shionogi & Co. Ltd. (l)........         502
      49    Shiseido Co. Ltd. (l)..........         612
      48    Shizuoka Bank Ltd. (l).........         413
     135    Showa Denko KK (l).............         320
      11    Showa Shell Sekiyu KK (l)......         106
      14    Skylark Co. Ltd. (l)...........         214
       6    SMC Corp. (l)..................         694
      --(h) Snow Brand Milk Products Co.
              Ltd. (a) (l).................           1
      28    Softbank Corp. (l).............       1,075
       1    Softbank Investment Corp.
              (l)..........................         184
      21    Sojitz Holdings Corp. (a)
              (l)..........................          91
      85    Sompo Japan Insurance, Inc.
              (l)..........................         855

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
     104    Sony Corp. (l).................       3,566
      12    Stanley Electric Co. Ltd.
              (l)..........................         192
       1    Sumitomo Bakelite Co. Ltd.
              (l)..........................           6
     161    Sumitomo Chemical Co. Ltd.
              (l)..........................         736
     106    Sumitomo Corp. (l).............         845
      84    Sumitomo Electric Industries
              Ltd. (l).....................         857
      74    Sumitomo Heavy Industries Ltd.
              (l)..........................         353
     434    Sumitomo Metal Industries Ltd.
              (l)..........................         738
      65    Sumitomo Metal Mining
              Co. Ltd. (l).................         443
      --(h) Sumitomo Mitsui Financial
              Group, Inc. (l)..............       3,073
      60    Sumitomo Osaka Cement Co. Ltd.
              (l)..........................         159
      42    Sumitomo Realty & Development
              Co. Ltd. (l).................         471
      12    Sumitomo Rubber Industries,
              Inc. (l).....................         122
     148    Sumitomo Trust & Banking Co.
              Ltd. (l).....................         898
      20    Suruga Bank Ltd. (l)...........         161
       5    Suzuken Co. Ltd. (l)...........         136
      24    T&D Holdings, Inc. (l).........       1,135
     115    Taiheiyo Cement Corp. (l)......         307
      80    Taisei Corp. (l)...............         270
      25    Taisho Pharmaceutical
              Co. Ltd. (l).................         483
      13    Taiyo Nippon Sanso Corp. (l)...          66
       5    Taiyo Yuden Co. Ltd. (l).......          55
      25    Takara Holdings, Inc. (l)......         154
      38    Takashimaya Co. Ltd. (l).......         340
      99    Takeda Pharmaceutical Co. Ltd.
              (l)..........................       4,910
      12    Takefuji Corp. (l).............         813
      14    Takuma Co. Ltd. (l)............         101
      18    Tanabe Seiyaku Co. Ltd. (l)....         173
      15    TDK Corp. (l)..................         988
     107    Teijin Ltd. (l)................         494
      44    Teikoku Oil Co. Ltd. (l).......         324
      17    Terumo Corp. (l)...............         488
       8    THK Co. Ltd. (l)...............         168
       3    TIS, Inc. (l)..................         105
     118    Tobu Railway Co. Ltd. (l)......         427
       1    Toda Corp. (l).................           4
      23    Toho Co. Ltd. (l)..............         337
      64    Tohoku Electric Power Co., Inc.
              (l)..........................       1,365
      15    Tokuyama Corp. (l).............         106
      10    Tokyo Broadcasting System,
              Inc. (l).....................         171
     126    Tokyo Electric Power Co., Inc.
              (l)..........................       2,990
      18    Tokyo Electron Ltd. (l)........         953
     310    Tokyo Gas Co. Ltd. (l).........       1,157

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Japan, continued:
      11    Tokyo Steel Manufacturing Co.
              Ltd. (l).....................         141
      14    Tokyo Style Co. Ltd. (l).......         142
     119    Tokyu Corp. (l)................         533
      40    Tokyu Land Corp. (l)...........         185
      22    TonenGeneral Sekiyu KK (l).....         238
      77    Toppan Printing Co. Ltd. (l)...         815
     151    Toray Industries, Inc. (l).....         714
     302    Toshiba Corp. (l)..............       1,197
      77    Tosoh Corp. (l)................         317
      47    Toto Ltd. (l)..................         373
      22    Toyo Seikan Kaisha Ltd. (l)....         345
       4    Toyo Suisan Kaisha Ltd. (l)....          62
     110    Toyobo Co. Ltd. (l)............         256
       7    Toyoda Gosei Co. Ltd. (l)......         105
      13    Toyota Industries Corp. (l)....         353
     321    Toyota Motor Corp. (l).........      11,438
      17    Toyota Tsusho Corp. (l)........         276
      12    Trend Micro, Inc. (l)..........         408
     119    Ube Industries Ltd. (l)........         241
      --(h) UFJ Holdings, Inc. (a) (l).....       2,266
       7    Uni-Charm Corp. (l)............         271
       5    Uniden Corp. (l)...............          79
      22    UNY Co. Ltd. (l)...............         248
       6    Ushio, Inc. (l)................         106
       2    USS Co. Ltd. (l)...............         104
      18    Wacoal Corp. (l)...............         229
      --(h) West Japan Railway Co. (l).....         612
       3    World Co. Ltd. (l).............          97
      --(h) Yahoo! Japan Corp. (l).........         925
      14    Yakult Honsha Co. Ltd. (l).....         250
       6    Yamada Denki Co. Ltd. (l)......         353
      23    Yamaha Corp. (l)...............         350
      13    Yamaha Motor Co. Ltd. (l)......         229
      51    Yamato Transport Co. Ltd.
              (l)..........................         699
      28    Yamazaki Baking Co. Ltd. (l)...         238
      17    Yaskawa Electric Corp. (a)
              (l)..........................         101
      34    Yokogawa Electric Corp. (l)....         415
                                             ----------
                                                218,570
                                             ----------
Luxemburg (0.3%):
      55    Arcelor (l)....................       1,071
      34    Stolt Offshore S.A. (a) (l)....         306
       2    Stolt-Nielsen SA (a) (l).......          56
     232    Tenaris S.A. (l)...............       1,815
                                             ----------
                                                  3,248
                                             ----------
Mexico (0.6%):
      26    Alfa S.A. de C.V., Class A
              (l)..........................         147
     420    America Movil S.A. de C.V.
              (l)..........................       1,253
     114    Cemex S.A. de C.V. (CPO) (l)...         487

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 60

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Mexico, continued:
      19    Controlodora Comercial Mexicana
              (l)..........................          23
      32    Fomento Economico Mexicano S.A.
              de C.V. (l)..................         191
      95    Grupo Carso S.A. de C.V. (l)...         183
     220    Grupo Mexico S.A. de C.V.,
              Class B (l)..................         360
      64    Grupo Modelo S.A., Class C
              (l)..........................         201
     121    Grupo Televisa S.A. (CPO)
              (l)..........................         375
      34    Industrias Penoles S.A. de C.V.
              (l)..........................         158
      65    Kimberly-Clark de Mexico S.A.
              de C.V., Class M (l).........         222
     358    Telefonos de Mexico S.A. de
              C.V., Class A (l)............         333
     987    Telefonos de Mexico S.A. de
              C.V., Class L (l)............         935
      29    Vitro S.A. de C.V. (l).........          21
     226    Wal-Mart de Mexico S.A. de
              C.V., Series V (l)...........         921
                                             ----------
                                                  5,810
                                             ----------
Netherlands (3.0%):
     101    ABN Amro Holdings N.V. (l).....       2,494
      87    Aegon N.V. (l).................       1,122
      15    Akzo Nobel N.V. (l)............         591
      34    ASML Holding N.V. (a) (l)......         536
       4    Buhrmann N.V. (l)..............          43
       3    DSM N.V. (l)...................         176
       5    Euronext N.V. (l)..............         170
      24    European Aeronautic Defence &
              Space Co. (l)................         775
       6    Getronics N.V. (l).............          74
      67    Hagemeyer N.V. (a) (l).........         158
      22    Heineken N.V. (l)..............         676
     118    ING Groep N.V. (CVA) (l).......       3,320
      92    Koninklijke Ahold N.V. (a)
              (l)..........................         757
      75    Koninklijke Philips Electronics
              N.V. (l).....................       1,889
      --(h) OCE N.V. (l)...................           4
      38    Qiagen N.V. (a) (l)............         443
       2    Randstad Holdings N.V. (l).....          57
      38    Reed Elsevier N.V. (l).........         523
     131    Royal Dutch Petroleum Co.
              (l)..........................       8,522
     127    Royal KPN N.V. (l).............       1,060
       9    Royal Numico N.V. (a) (l)......         360
       2    SBM Offshore N.V. (l)..........         149
      72    STMicroelectronics N.V. (l)....       1,142
      20    TNT N.V. (l)...................         497
      34    Unilever N.V. (CVA) (l)........       2,216
       8    Vedior N.V. (CVA) (l)..........         111
      14    VNU N.V. (l)...................         385

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Netherlands, continued:
       1    Wereldhave N.V. (l)............         123
      19    Wolters Kluwer N.V., Class C
              (CVA) (l)....................         365
                                             ----------
                                                 28,738
                                             ----------
New Zealand (0.5%):
     206    Auckland International Airport
              Ltd. (l).....................         342
     138    Carter Holt Harvey Ltd. (l)....         217
      51    Contact Energy Ltd. (l)........         274
      96    Fisher & Paykel Appliances
              Holdings Ltd. (l)............         224
     123    Fisher & Paykel Healthcare
              Corp. (l)....................         279
     109    Fletcher Building Ltd. (l).....         521
      29    Independent Newspapers Ltd.
              (l)..........................         129
      30    NGC Holdings Ltd. (l)..........          78
      81    Sky City Entertainment Group
              Ltd. (l).....................         251
      21    Sky Network Television Ltd.
              (l)..........................         103
     441    Telecom Corp. of New Zealand
              Ltd. (l).....................       1,846
      65    Tower Ltd. (a) (l).............          96
      23    Warehouse Group Ltd. (l).......          63
      22    Waste Management NZ Ltd. (l)...         105
                                             ----------
                                                  4,528
                                             ----------
Norway (1.4%):
       1    Aker ASA, A Share (a) (l)......          12
     141    DNB NOR ASA (l)................       1,472
      16    Hafslund ASA, Class A (l)......         110
      43    Hafslund ASA, Class B (l)......         299
      27    Norsk Hydro ASA (l)............       2,499
      26    Norske Skogindustrier ASA
              (l)..........................         433
      50    Orkla ASA (l)..................       1,849
      10    Petroleum Geo-Services
              ASA (a) (l)..................         236
      20    Schibsted ASA (l)..............         536
      12    Smedvig ASA, Class A (l).......         249
     133    Statoil ASA (l)................       2,715
      52    Storebrand ASA (l).............         484
      22    Tandberg ASA (l)...............         237
       4    Tandberg Television ASA (a)
              (l)..........................          44
     167    Telenor ASA (a) (l)............       1,327
       2    Tomra Systems ASA (l)..........           8
      44    Yara International ASA (l).....         703
                                             ----------
                                                 13,213
                                             ----------
Philippines (0.6%):
   4,586    Ayala Land, Inc. (l)...........         638
     703    Bank of the Philippine Islands
              (l)..........................         609
   1,657    Filinvest Land, Inc. (a) (l)...          41

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Philippines, continued:
      92    Manila Electric Co.,
              Class B (a) (l)..............          35
     480    Metropolitan Bank & Trust
              (l)..........................         249
   1,740    Petron Corp. (l)...............          92
      72    Philippine Long Distance
              Telephone (l)................       2,078
     252    San Miguel Corp. (l)...........         424
   9,202    SM Prime Holdings (l)..........       1,233
                                             ----------
                                                  5,399
                                             ----------
Portugal (0.7%):
     180    Banco BPI S.A. (Registered)
              (l)..........................         684
     437    Banco Commercial Portugues S.A.
              (l)..........................       1,120
      22    Banco Espirito Santo S.A.
              (Registered) (l).............         346
      65    Brisa-Auto Estradas de Portugal
              S.A. (l).....................         509
      81    Cimpor Cimentos de Portugal
              S.A. (l).....................         454
     356    Energias de Portugal S.A.
              (l)..........................         895
      23    Jeronimo Martins (l)...........         327
     182    Portugal Telecom SGPS S.A.,
              (Registered) (a) (l).........       1,730
      23    PT Multimedia Servicos de
              Telecomunicacoes e Multimedia
              SGPS SA (l)..................         239
     403    Sonae SGPS S.A. (l)............         555
                                             ----------
                                                  6,859
                                             ----------
Singapore (0.5%):
      33    Ascendas Real Estate Investment
              Trust (REIT) (l).............          43
      25    CapitaCommercial Trust (REIT)
              (l)..........................          22
     115    CapitaLand Ltd. (l)............         162
      48    Chartered Semiconductor
              Manufacturing Ltd. (a) (l)...          37
      43    City Developments Ltd. (a)
              (l)..........................         191
      98    ComfortDelgro Corp. Ltd. (l)...          98
       5    Creative Technology Ltd. (l)...          36
       6    Datacraft Asia Ltd. (a) (l)....           7
      66    DBS Group Holdings Ltd. (l)....         558
      34    Haw Par Corp. Ltd. (l).........         105
      14    Jardine Cycle & Carriage Ltd.
              (l)..........................         111
      46    Keppel Corp. Ltd. (l)..........         340
      53    Neptune Orient Lines Ltd.
              (l)..........................         118
      46    Oversea-Chinese Banking Corp.,
              Class G (l)..................         316
     106    Parkway Holdings Ltd. (l)......         118
      95    SembCorp Industries Ltd. (l)...         150
       5    SembCorp. Marine Ltd. (l)......           8
      34    Singapore Airlines Ltd. (l)....         223

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Singapore, continued:
       2    Singapore Land Ltd. (l)........           7
      41    Singapore Post Ltd. (l)........          24
     131    Singapore Press Holdings Ltd.
              (l)..........................         334
      29    Singapore Technologies
              Engineering Ltd. (l).........          42
     377    Singapore Telecommunications
              Ltd. (l).....................         619
      45    STATS ChipPAC Ltd. (a) (l).....          32
      78    United Overseas Bank Ltd.
              (l)..........................         654
      13    United Overseas Land Ltd.
              (l)..........................          17
      17    Venture Corp. Ltd. (l).........         165
       9    Want Want Holdings Ltd. (l)....          11
                                             ----------
                                                  4,548
                                             ----------
South Africa (0.5%):
       6    Anglo American Platinum Corp.
              Ltd. (l).....................         276
       6    AngloGold Ashanti Ltd. (l).....         221
       6    AVI Ltd. (l)...................          12
      13    Barloworld Ltd. (l)............         183
       2    Bidvest Group Ltd. (l).........          25
       6    Consol Ltd. (a) (l)............          10
       4    Edgars Consolidated Stores
              Ltd. (l).....................         159
     280    FirstRand Ltd. (l).............         583
      27    Gold Fields Ltd. (l)...........         309
       5    Harmony Gold Mining Co. Ltd.
              (l)..........................          44
       1    Impala Platinum Holdings Ltd.
              (l)..........................          83
       9    Imperial Holdings Ltd. (a)
              (l)..........................         134
       1    Investec Ltd. (l)..............          33
       1    Lereko Mobility (l)............           3
      11    Liberty Group Ltd. (l).........          98
      30    Metropolitan Holdings Ltd.
              (l)..........................          46
      15    Mittal Steel South Africa Ltd.
              (l)..........................         106
      16    MTN Group Ltd. (l).............         106
      15    Nampak Ltd. (l)................          33
       4    Naspers Ltd. , Class N (l).....          45
      14    Nedcor Ltd. (l)................         157
      15    Sanlam Ltd. (l)................          27
      14    Sappi Ltd. (l).................         154
      37    Sasol Ltd. (l).................       1,004
      15    Shoprite Holdings Ltd. (l).....          33
      12    Standard Bank Group Ltd. (l)...         116
       7    Telkom South Africa Ltd. (l)...         107
       8    Tiger Brands Ltd. (l)..........         138
                                             ----------
                                                  4,245
                                             ----------
South Korea (0.6%):
       2    Cheil Communications, Inc.
              (l)..........................         452
      12    Daelim Industrial Co. (l)......         631
      25    Daewoo Shipbuilding & Marine
              Engineering Co. Ltd. (l).....         484

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 62

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
South Korea, continued:
      10    Daishin Securities Co. Ltd.
              (l)..........................         131
       8    Hyundai Mobis (l)..............         563
       6    LG Chem Ltd. (l)...............         215
       8    LG Electronics, Inc. (l).......         523
       4    POSCO (l)......................         628
       1    Samsung Electronics Co., Ltd.
              (l)..........................         663
       8    Samsung Fire & Marine Insurance
              Co., Ltd. (l)................         677
       1    Shinsegae Co. Ltd. (l).........         245
       1    SK Telecom Co. Ltd. (l)........         206
                                             ----------
                                                  5,418
                                             ----------
Spain (4.9%):
      27    Abertis Infraestructuras S.A.
              (l)..........................         698
       1    Acciona S.A. (l)...............         128
      34    Acerinox S.A. (l)..............         465
      47    ACS Actividades Cons y Serv
              (l)..........................       1,311
      35    Altadis S.A. (l)...............       1,449
       5    Altadis S.A. (l)...............         219
      57    Amadeus Global Travel
              Distribution S.A. , Class A
              (l)..........................         498
       7    Antena 3 de Television S.A.
              (l)..........................         149
     407    Banco Bilbao Vizcaya Argentaria
              S.A. (l).....................       6,255
      76    Banco Popular Espanol SA (l)...         921
     778    Banco Santander Central Hispano
              S.A. (l).....................       9,013
      10    Cintra Concesiones de
              Infraestructuras de
              Transporte S.A. (a) (l)......         122
      14    Corp. Financiera Alba (l)......         544
      33    Corp. Mapfre S.A. (l)..........         488
     122    Endesa S.A. (l)................       2,846
      10    Fomento de Construcciones y
              Contratas S.A. (l)...........         560
       5    Gamesa Corp. Tecnologica S.A.
              (l)..........................          66
      34    Gas Natural SDG S.A. (l).......       1,011
       6    Grupo Ferrovial S.A. (l).......         362
     100    Iberdrola S.A. (l).............       2,628
      51    Iberia Lineas Aereas de Espana
              (l)..........................         146
      31    Inditex S.A. (l)...............         784
      21    Indra Sistemas S.A. (l)........         408
       7    Metrovacesa S.A. (l)...........         405
       4    Promotora de Informaciones
              S.A. (l).....................          76
     117    Repsol YPF S.A. (l)............       2,969
      16    Sacyr Vallehermoso S.A. (a)
              (l)..........................         365
      17    Sociedad General de Aguas de
              Barcelona S.A., Class A
              (l)..........................         365
       4    Sogecable S.A. (a) (l).........         145
      11    Telefonica Publicidad e
              Informacion S.A. (l).........          99

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Spain, continued:
     543    Telefonica S.A. (l)............       8,861
      20    Telefonica S.A. (ADR) (c)
              (l)..........................         978
       9    Telefonica S.A. (BDR) (l)......         148
      46    Telepizza (l)..................          92
      31    Union Fenosa S.A. (l)..........         940
      22    Zeltia S.A. (a) (l)............         147
                                             ----------
                                                 46,661
                                             ----------
Sweden (1.7%):
      20    Assa Abloy AB, Class B (l).....         262
      40    Atlas Copco AB, Class A (l)....         638
      10    D Carnegie AB (l)..............         121
      23    Electrolux AB, Class B (l).....         484
      --(h) Elekta AB, Class B (a) (l).....          14
      13    Eniro AB (l)...................         146
      26    Gambro AB, A Shares (l)........         345
       4    Getinge AB, B Shares (l).......          51
      34    Hennes & Mauritz AB, Class B
              (l)..........................       1,181
      12    Hoganas AB, Class B (l)........         313
       4    Holmen AB, B Shares (l)........         107
       3    Modern Times Group AB, Class B
              (a) (l)......................          83
      12    Fabege Fastifheter RSC (a)
              (l)..........................         167
     200    Nordea Bank AB (l).............       1,814
      22    Nordea Bank AB (l).............         200
      14    Sandvik AB (l).................         535
      --(h) SAS AB, Class B (a) (l)........           4
       4    Scania AB, Class B (l).........         146
      35    Securitas AB, Class B (l)......         587
      67    Skandia Forsakrings AB (l).....         369
      67    Skandinaviska Enskilda Banken
              AB, Class A (l)..............       1,117
      27    Skanska AB, Class B (l)........         331
      29    SKF AB, B Shares (l)...........         299
       2    Ssab Svenskt Stal AB, Class A
              (l)..........................          43
       3    Ssab Svenskt Stal AB, Class B
              (l)..........................          76
      20    Svenska Cellulosa AB, Class B
              (l)..........................         624
      51    Svenska Handelsbanken AB, Class
              A (l)........................       1,030
      12    Swedish Match AB (l)...........         134
      16    Tele2 AB, B Shares (l).........         145
       5    Tele2 AB, Class B (a)..........           7
   1,098    Telefonaktiebolaget LM
              Ericsson, Class B (l)........       3,503
       8    Telelogic AB, Class B (a)
              (l)..........................          16
     132    TeliaSonera AB (l).............         627
       8    Trelleborg AB, Class B (l).....         122
       3    Volvo AB, Class A..............         125
      19    Volvo AB, Class B (l)..........         785
       4    WM-data AB, Class B (l)........          10
                                             ----------
                                                 16,561
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Switzerland (1.7%):
      53    ABB Ltd. (a) (l)...............         341
       7    Adecco S.A. (Registered) (l)...         306
       3    Clariant AG (Registered) (l)...          38
      10    Compagnie Financiere Richemont
              AG, Class A (l)..............         325
       3    Converium Holding AG (a) (l)...          22
      29    Credit Suisse Group
              (Registered) (l).............       1,142
      --(h) Givaudan S.A. (Registered)
              (l)..........................         113
      --(h) Holcim Ltd. (Registered) (l)...           2
       1    Kudelski SA (a) (l)............          42
      --(h) Kuoni Reisen Holding
              (Registered) (a) (l).........          14
       2    Logitech International SA
              (Registered) (l).............          52
       2    Lonza Group AG (Registered)
              (l)..........................         118
       1    Micronas Semiconductor Holding
              AG (Registered) (ADR) (a)
              (l)..........................          23
      10    Nestle S.A. (Registered) (l)...       2,597
      --(h) Nobel Biocare Holding AG (l)...          56
      63    Novartis AG (Registered) (l)...       3,013
      --(h) Phonak Holding AG (l)..........           4
       3    Roche Holding AG (l)...........         396
      17    Roche Holding AG (l)...........       2,112
      --(h) Serono S.A., Class B (l).......           8
      --(h) SGS S.A. (l)...................         281
      --(h) Sulzer AG (Registered) (l).....          18
      12    Swatch Group AG (Registered)
              (l)..........................         339
       8    Swiss Reinsurance (Registered)
              (l)..........................         492
       1    Swisscom AG (Registered) (l)...         329
       3    Syngenta AG (a) (l)............         357
      33    UBS AG (Registered) (l)........       2,566
      --(h) Unaxis Holding AG (Registered)
              (a) (l)......................          43
       3    Zurich Financial Services AG
              (Registered) (l).............         554
                                             ----------
                                                 15,703
                                             ----------
Taiwan (0.6%):
     364    Asustek Computer, Inc. (l).....       1,024
   2,010    Far Eastern Textile Co. Ltd.
              (l)..........................       1,430
     467    Quanta Computer, Inc. (l)......         890
   1,144    Taishin Financial Holdings Co.
              Ltd. (l).....................         956
     928    Taiwan Cellular Corp. (l)......         953
                                             ----------
                                                  5,253
                                             ----------
Thailand (0.5%):
     200    Advance Agro PCL (a) (l).......         111
      65    Advanced Information Service
              PCL (l)......................         154
     246    Bangkok Bank PCL (l)...........         639

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Thailand, continued:
     152    Electricity Generating PCL
              (l)..........................         296
     751    Hana Microelectronics PCL,
              Class F (l)..................         378
     604    ICC International PCL, Class F
              (l)..........................         606
     416    Kasikornbank PCL (l)...........         572
     576    Nation Multimedia Group plc
              (l)..........................         166
     101    PTT Exploration & Production
              PCL, Class F (l).............         939
     424    Shin Corp. PCL, Class F (l)....         385
     137    Siam Cement PCL (l)............         801
                                             ----------
                                                  5,047
                                             ----------
Turkey (0.6%):
      46    Akbank TAS (l).................         265
      48    Akcansa Cimento A.S. (l).......         188
       3    Aksa Akrilik Kimya Sanayii
              (l)..........................          29
     156    Aksigorta A.S. (l).............         648
       4    Alarko Holding A.S. (a) (l)....         141
      16    Anadolu Efes Biracilik Ve Malt
              Sanayii A.S. (l).............         368
      38    Arcelik (l)....................         225
      41    Aygaz A.S. (l).................          94
     167    Cimsa Cimento Sanayi VE Tica
              (l)..........................         793
      75    Eregli Demir ve Celik
              Fabrikalari TAS (l)..........         323
      37    Ford Otomotiv Sanayi A.S.
              (l)..........................         242
      40    Migros Turk TAS (l)............         305
      41    Tofas Turk Otomobil Fabrik
              (l)..........................          69
      49    Trakya Cam Sanayi A.S. (l).....         165
       3    Tupras Turkiye Petrol Rafine
              (l)..........................          47
      90    Turkiye Garanti Bankasi A.S.
              (a) (l)......................         382
      97    Turkiye Is Bankasi (l).........         559
      99    Vestel Elektronik Sanayi (a)
              (l)..........................         359
     130    Yapi ve Kredi Bankasi (a)
              (l)..........................         491
                                             ----------
                                                  5,693
                                             ----------
United Kingdom (10.6%):
      32    3i Group plc (l)...............         388
      34    Aegis Group plc (l)............          60
       5    Aggreko plc (l)................          18
      10    Alliance Unichem plc (l).......         156
      12    Amec plc (l)...................          72
      29    Amvescap plc (l)...............         173
      54    Anglo American plc (l).........       1,259
      63    Anglo American plc (l).........       1,476
      52    ARM Holdings plc (l)...........         104
       7    Arriva plc (l).................          66
       7    Associated British Ports
              Holdings plc (l).............          63
      73    AstraZeneca plc (l)............       2,999
     104    Aviva plc (l)..................       1,151
      57    BAA plc (l)....................         636

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 64

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
United Kingdom, continued:
     144    BAE Systems plc (l)............         737
      16    Balfour Beatty plc (l).........          95
     285    Barclays plc (l)...............       2,825
      17    Barratt Developments plc (l)...         222
      14    BBA Group plc (l)..............          76
       3    Bellway plc (l)................          52
       3    Berkeley Group Holdings plc
              Unit (l).....................          52
     165    BG Group plc (l)...............       1,356
     107    BHP Billiton plc (l)...........       1,370
      19    BOC Group plc (l)..............         342
      42    Boots Group plc (l)............         458
       3    Bovis Homes Group plc (l)......          39
     954    BP plc (l).....................       9,919
      18    BPB plc (l)....................         166
      44    Brambles Industries plc (l)....         241
       6    Britannic Group plc (l)........          59
      20    British Airways plc (a) (l)....          95
      71    British American Tobacco plc
              (l)..........................       1,361
      33    British Land Co. plc (l).......         514
      53    British Sky Broadcasting plc
              (l)..........................         497
       1    Brixton plc (l)................           4
     374    BT Group plc (l)...............       1,541
      14    Bunzl plc (l)..................         132
     102    Cable & Wireless plc (l).......         272
     101    Cadbury Schweppes plc (l)......         957
      25    Capita Group plc (l)...........         165
       8    Carnival plc...................         454
      11    Cattles plc (l)................          61
     185    Centrica plc (l)...............         767
       4    Close Brothers Group plc (l)...          57
       4    Cobham plc (l).................          92
     112    Compass Group plc (l)..........         467
      26    Cookson Group plc (a) (l)......         142
     186    Corus Group plc (a) (l)........         139
       8    Daily Mail & General Trust
              (l)..........................          99
       4    Davis Service Group plc (l)....          30
       5    De La Rue plc (l)..............          38
     133    Diageo plc (l).................       1,954
      95    Dixons Group plc (l)...........         266
       5    DX Services plc (l)............          33
      18    Eircom Group plc (l)...........          41
      35    Electrocomponents plc (l)......         150
      10    Emap plc (l)...................         133
      43    EMI Group plc (l)..............         197
     200    Energis plc (a) (l)............           3
      13    Enterprise Inns plc (l)........         192
      10    Exel plc (l)...................         153
       9    Filtrona plc (a) (l)...........          40
       9    First Choice Holidays plc
              (l)..........................          31
      15    Firstgroup plc (l).............          90
      16    FKI plc (l)....................          27

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
United Kingdom, continued:
      74    Friends Provident plc (l)......         240
      28    Gallaher Group plc (l).........         418
      49    GKN plc (l)....................         225
     261    GlaxoSmithKline plc (l)........       6,317
       1    Great Portland Estates plc
              (l)..........................           4
      43    Group 4 Securicor plc (a)
              (l)..........................         112
      44    GUS plc (l)....................         691
       8    Hammerson plc (l)..............         131
      44    Hanson plc (l).................         417
      95    Hays plc (l)...................         220
     174    HBOS plc (l)...................       2,674
      93    Hilton Group plc (l)...........         477
      11    HMV Group plc (l)..............          47
     497    HSBC Holdings plc (l)..........       7,899
      19    ICAP plc (l)...................         102
      11    IMI plc (l)....................          79
      56    Imperial Chemical Industries
              plc (l)......................         256
      33    Imperial Tobacco Group plc
              (l)..........................         881
       3    Inc.hcape plc (l)..............         113
      25    Intercontinental Hotels Group
              plc (l)......................         321
      86    International Power plc (l)....         317
       4    Intertek Group plc (l).........          49
     223    Invensys plc (a) (l)...........          42
       8    iSOFT Group plc (l)............          62
     191    ITV plc (l)....................         420
      61    J Sainsbury plc (l)............         313
       8    Johnson Matthey plc (l)........         146
      13    Kelda Group plc (l)............         164
      32    Kesa Electricals plc (l).......         160
      98    Kingfisher plc (l).............         431
      31    Land Securities Group plc
              (l)..........................         782
     304    Legal & General Group plc
              (l)..........................         624
       6    Liberty International plc
              (l)..........................          98
     247    Lloyds TSB Group plc (l).......       2,085
      38    LogicaCMG plc (l)..............         117
      10    London Stock Exchange plc
              (l)..........................          86
      13    Man Group plc (l)..............         323
       9    Marconi Corp. plc (a) (l)......          46
      89    Marks & Spencer Group plc
              (l)..........................         574
      15    Meggitt plc (l)................          77
      15    MFI Furniture plc (l)..........          29
      28    Misys plc (l)..................         120
      41    Mitchells & Butlers plc (l)....         247
       5    National Express Group plc
              (l)..........................          85
     139    National Grid Transco plc
              (l)..........................       1,339
      11    Next plc (l)...................         283
      21    O2 plc (a) (l).................          52
      25    Old Mutual plc (l).............          55
      37    Pearson plc (l)................         438
      45    Peninsular & Oriental Steam
              Navigation Co. (l)...........         256

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
United Kingdom, continued:
      11    Persimmon plc (l)..............         147
      68    Pilkington plc (l).............         145
       6    Premier Farnell plc (l)........          18
      10    Provident Financial plc (l)....         125
     104    Prudential plc (l).............         918
       9    Punch Taverns plc (l)..........         118
      48    Rank Group plc (l).............         230
      26    Reckitt Benckiser plc (l)......         777
      61    Reed Elsevier plc (l)..........         579
      94    Rentokil Initial plc (l).......         269
      62    Reuters Group plc (l)..........         440
      38    Rexam plc (l)..................         331
      49    Rio Tinto plc (l)..............       1,497
   2,719    Rolls-Royce Group plc, Class B
              (l)..........................           5
      65    Rolls-Royce Group plc (a)
              (l)..........................         335
     122    Royal & Sun Alliance Insurance
              Group plc (l)................         182
     141    Royal Bank of Scotland Group
              plc (l)......................       4,240
      38    SABMiller plc (l)..............         594
      65    Sage Group plc (l).............         261
      13    Schroders plc (l)..............         175
      33    Scottish & Newcastle plc (l)...         272
      36    Scottish & Southern Energy plc
              (l)..........................         649
      98    Scottish Power plc (l).........         868
      15    Serco Group plc (l)............          69
      13    Severn Trent plc (l)...........         244
     424    Shell Transport & Trading Co.
              plc (Registered) (l).........       4,107
      66    Signet Group plc (l)...........         128
       9    Slough Estates plc (l).........          86
      34    Smiths Group plc (l)...........         550
       7    SSL International plc (l)......          34
      34    Stagecoach Group plc (l).......          72
      20    Tate & Lyle plc (l)............         171
      41    Taylor Woodward plc (l)........         244
     339    Tesco plc (l)..................       1,930
      27    Tomkins plc (l)................         127
       4    Travis Perkins plc (l).........         114
      10    Trinity Mirror plc (l).........         113
     121    Unilever plc (l)...............       1,166
      10    United Business Media plc
              (l)..........................          89
      20    United Utilities plc (l).......         234
      14    United Utilities plc, Class A
              (l)..........................          85
   2,891    Vodafone Group plc (l).........       7,028
       8    Whitbread plc (l)..............         130
      10    William Hill plc (l)...........          95
      15    Wimpey George plc (l)..........         116
      25    Wolseley plc (l)...............         525

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
United Kingdom, continued:
      61    Woolworths Group plc (l).......          41
      50    WPP Group plc (l)..............         511
      29    Yell Group plc (l).............         218
                                             ----------
                                                100,670
                                             ----------
  Total Common Stocks
    (Cost $676,834)                             927,517
                                             ----------
ISHARES (0.1%):
Germany (0.0%) (g):
      17    MSCI Germany Index Fund (l)....         301
                                             ----------
Hong Kong (0.0%) (g):
       1    MSCI Hong Kong Index (l).......           9
                                             ----------
Pacific ex-Japan (0.1%):
      10    MSCI Pacific ex-Japan Index
              Fund (l).....................         949
                                             ----------
Singapore (0.0%) (g):
       8    MSCI Singapore Index Fund
              (l)..........................          59
                                             ----------
  Total iShares
    (Cost $1,244)                                 1,318
                                             ----------
PREFERRED STOCKS (1.0%):
Brazil (0.6%):
      65    Aracruz Celulose S.A. (l)......         227
      16    Banco Bradesco S.A. (l)........         563
       6    Banco Itau Holding
              Financeira S.A. (l)..........       1,073
   7,316    Brasil Telecom Participacoes
              S.A. (l).....................          53
   5,986    Cia Brasileira de Distribuicao
              Grupo Pao de Acucar (l)......         120
     788    Cia de Bebidas das Americas
              (l)..........................         244
   2,930    Cia Energetica de Minas Gerais
              S.A. (l).....................          93
      45    Cia Vale do Rio Doce (l).......       1,143
      31    Petroleo Brasileiro S.A. (l)...       1,437
      33    Tele Norte Leste Participacoe
              (l)..........................         554
       8    Telesp Celular
              Participacoes S.A. (a) (l)...          36
      24    Uniao De Bancos Brasileiros
              (l)..........................          75
      13    Votorantim Celulosee e
              Papel S.A. (l)...............         159
                                             ----------
                                                  5,777
                                             ----------
Germany (0.4%):
       2    Fresenius Medical Care (l).....         123
      11    Henkel KGaA (l)................         992
       2    Porsche AG.....................       1,472
      12    RWE AG (l).....................         704
      17    Volkswagen AG (l)..............         580
                                             ----------
                                                  3,871
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 66

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Preferred Stocks, continued:
Singapore (0.0%): (g)
      34    Oversea-Chinese Banking
              Corp. (a) (l)................          21
                                             ----------
  Total Preferred Stocks
    (Cost $5,463)                                 9,669
                                             ----------
RIGHTS (0.0%) (G):
Brazil (0.0%) (g):
      11    Rio Bond expiring 12/31/09
              (l)..........................          --(h)
      --(h) Telesp Celular expiring
              07/01/05 (a).................          --(h)
                                             ----------
                                                     --(h)
                                             ----------
Ireland (0.0%) (g):
     245    Waterford Wedgwood plc expiring
              07/18/05 (l).................          --(h)
                                             ----------
Singapore (0.0%) (g):
       9    Oversea-Chinese Banking
              Corp. expiring 07/06/05 (f)
              (l)..........................          36
                                             ----------
Spain (0.0%) (g):
       7    Metrovacesa S.A. expiring
              07/05/05 (l).................          37
      16    Sacyr Vallehermoso S.A.
              expiring 07/07/05 (l)........          12
                                             ----------
                                                     49
                                             ----------
  Total Rights
    (Cost $--(h))                                    85
                                             ----------
WARRANTS (0.0%) (G):
Israel (0.0%) (g):
      --(h) The Israel Corp., Ltd. (a)
              (l)..........................          --(h)
                                             ----------
Singapore (0.0%) (g):
       5    City Developments Ltd. (a)
              (l)..........................          15
                                             ----------
            Total Warrants
            (Cost $8)......................          15
                                             ----------
  Total Long-Term Investments
    (Cost $683,549)                             938,604
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT-TERM INVESTMENTS (0.6%):
Investment Companies (0.5%):
   4,618    JPMorgan Liquid Assets Money
              Market Fund (b)..............       4,618
                                             ----------
U.S. Treasury Obligation (0.1%):
     820    U.S. Treasury Bills, 3.26%,
              09/29/05 (k).................         814
                                             ----------
  Total Short Term Investments
    (Cost $5,432)                                 5,432
                                             ----------
INVESTMENTS OF CASH COLLATERAL SECURITIES LOANED
  (18.6%):
Investment Companies (0.6%):
   1,264    BGI Prime Money Market Fund
              3.19%........................       1,264
   3,911    Morgan Stanley Institutional
              Liquidity Funds 3.22%........       3,911
                                             ----------
                                                  5,175
                                             ----------
Repurchase Agreements (18.0%):
 130,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchased $130,013,
              collateralized by various
              equity and stock exchange
              securities...................     130,000
  41,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchased $41,004,
              collateralized by various
              equity and stock exchange
              securities...................      41,000
                                             ----------
                                                171,000
                                             ----------
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $176,175)           176,175
                                             ----------
TOTAL INVESTMENTS (118.1%)
  (Cost $865,156)                             1,120,211
LIABILITIES IN EXCESS OF OTHER ASSETS
  (18.1%)                                      (171,711)
                                             ----------
NET ASSETS (100.0%)                          $  948,500
                                             ==========

------------
Percentages indicated are based on net assets.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

As of June 30, 2005, the International Equity Index Fund had the following foreign currency exchange contracts (amounts in thousands):

FOREIGN CURRENCY EXCHANGE CONTRACTS
(amounts in thousands except number of contracts):

                                                                                    NET UNREALIZED
                                                                                     APPRECIATION
CONTRACTS TO SELL          SETTLEMENT DATE   SETTLEMENT VALUE   VALUE AT 06/30/05   (DEPRECIATION)
-----------------          ---------------   ----------------   -----------------   --------------
        6,298        CHF      07/01/05             $  5               $  5               $--
       50,000        EUR      07/01/05               60                 61                (1)
       28,000        GBP      07/01/05               51                 50                 1
       72,267        ILS      07/01/05               16                 16                --
   30,000,000        JPY      07/01/05              271                270                 1
      149,830        MXN      07/01/05               14                 14                --
        4,723        NZD      07/01/05                3                  3                --
      155,869        SEK      07/01/05               20                 20                --
                                                   ----               ----               ---
                                                   $440               $439               $ 1
                                                   ----               ----               ---

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 68

JPMORGAN INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS       DESCRIPTION        EXPIRATION DATE   NOTIONAL VALUE AT 06/30/05   UNREALIZED APPRECIATION
-------------------------------------------------------------------------------------------------------------------
        13                    LIF            September, 2005             $1,193                      $ 25
       107            Dow Jones Euro Stoxx   September, 2005              4,141                        68
        20                Topix Index        September, 2005              2,118                        52
                                                                                                     ----
                                                                                                     $145
                                                                                                     ====

SUMMARY OF INVESTMENTS BY INDUSTRY, JUNE 30, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY
-------------------------------------------------------------------
Consumer Discretionary......................................   11.9%
Consumer Staples............................................    6.1
Energy......................................................    8.6
Financials..................................................   26.0
Health Care.................................................    5.8
Industrials.................................................   10.3
Information Technology......................................    6.5
Telecommunication Services..................................    8.2
Utilities...................................................    6.7
Materials...................................................    8.5
iShares.....................................................    0.3
                                                               ----
Total.......................................................   98.9%
                                                               ====

The following represents the allocations by industry for short-term investments based on net assets:

Investments of Cash Collateral for Securities On Loan.......   18.6%
Short-Term Investments......................................    0.6%
                                                               ----
Total.......................................................   19.2%
                                                               ====

The market value and percentage of the investments that are fair valued (amounts in thousands) is $901,774 and 95.10%, respectively.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (98.3%):
COMMON STOCKS (98.3%):
Aerospace & Defense (1.7%):
     231    Boeing Co. ....................      15,272
     123    General Dynamics Corp. ........      13,477
                                             ----------
                                                 28,749
                                             ----------
Air Freight & Logistics (0.9%):
     312    Expeditors International of
              Washington, Inc. (c).........      15,556
                                             ----------
Beverages (1.3%):
     506    Coca-Cola Co. (The)............      21,133
                                             ----------
Biotechnology (4.4%):
     456    Amgen, Inc. (a)................      27,555
     216    Genentech, Inc. (a)............      17,336
     232    Gilead Sciences, Inc. (a)......      10,223
     348    MedImmune, Inc. (a)............       9,302
     223    OSI Pharmaceuticals, Inc. (a)
              (c)..........................       9,122
                                             ----------
                                                 73,538
                                             ----------
Capital Markets (0.6%):
     134    Franklin Resources, Inc. ......      10,338
                                             ----------
Chemicals (0.8%):
     278    Praxair, Inc. .................      12,967
                                             ----------
Commercial Services & Supplies (4.0%):
     289    Apollo Group, Inc., Class A
              (a)..........................      22,625
     156    Corporate Executive Board Co.
              (c)..........................      12,196
     633    Education Management
              Corp. (a) (c)................      21,335
     475    Robert Half International,
              Inc. ........................      11,856
                                             ----------
                                                 68,012
                                             ----------
Communications Equipment (6.9%):
   2,339    Cisco Systems, Inc. (a)........      44,700
   1,036    Corning, Inc. (a)..............      17,216
     525    Juniper Networks, Inc. (a).....      13,212
     627    Motorola, Inc. ................      11,457
     763    QUALCOMM, Inc. ................      25,175
      76    Research In Motion Ltd.
              (Canada) (a) (c).............       5,598
                                             ----------
                                                117,358
                                             ----------
Computers & Peripherals (4.0%):
     355    Apple Computer, Inc. (a).......      13,067
   1,062    Dell, Inc. (a).................      41,976
     914    EMC Corp. (a)..................      12,527
                                             ----------
                                                 67,570
                                             ----------
Consumer Finance (1.2%):
     322    First Marblehead Corp. (The)
              (a) (c)......................      11,275
     318    MBNA Corp. ....................       8,319
                                             ----------
                                                 19,594
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Financial Services (2.2%):
      96    Chicago Mercantile Exchange
              Holdings, Inc. (c)...........      28,333
     348    Lazard Ltd. (Bermuda), Class A
              (a)..........................       8,102
                                             ----------
                                                 36,435
                                             ----------
Electrical Equipment (0.7%):
     174    Roper Industries, Inc. (c).....      12,447
                                             ----------
Electronic Equipment & Instruments (0.3%):
     601    Symbol Technologies, Inc.
              (c)..........................       5,932
                                             ----------
Energy Equipment & Services (1.6%):
     106    Schlumberger Ltd. (Neth.
              Antilles)....................       8,035
     305    Smith International, Inc. .....      19,436
                                             ----------
                                                 27,471
                                             ----------
Food & Staples Retailing (3.1%):
     221    Costco Wholesale Corp. ........       9,883
     668    CVS Corp. .....................      19,409
     348    Sysco Corp. ...................      12,604
     234    Wal-Mart Stores, Inc. .........      11,256
                                             ----------
                                                 53,152
                                             ----------
Health Care Equipment & Supplies (3.3%):
      56    Bausch & Lomb, Inc. ...........       4,656
     292    Cytyc Corp. (a) (c)............       6,451
     173    Fisher Scientific
              International,
              Inc. (a).....................      11,241
      70    Guidant Corp. .................       4,714
     332    Medtronic, Inc. ...............      17,168
     162    Zimmer Holdings, Inc. (a)......      12,332
                                             ----------
                                                 56,562
                                             ----------
Health Care Providers & Services (5.4%):
     217    DaVita, Inc. (a)...............       9,865
     337    HCA, Inc. .....................      19,092
     283    Laboratory Corp. of America
              Holdings (a).................      14,144
     272    Medco Health Solutions, Inc.
              (a)..........................      14,503
     641    UnitedHealth Group, Inc. ......      33,410
                                             ----------
                                                 91,014
                                             ----------
Hotels, Restaurants & Leisure (1.7%):
     358    Carnival Corp. (Panama)........      19,555
     124    Marriott International,
              Inc., Class A................       8,446
                                             ----------
                                                 28,001
                                             ----------
Household Durables (0.5%):
      82    Toll Brothers, Inc. (a) (c)....       8,317
                                             ----------
Household Products (2.3%):
     748    Procter & Gamble Co. ..........      39,472
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 70

JPMORGAN LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Industrial Conglomerates (5.8%):
   2,362    General Electric Co. ..........      81,829
     551    Tyco International Ltd.
              (Bermuda)....................      16,094
                                             ----------
                                                 97,923
                                             ----------
Internet & Catalog Retail (0.6%):
     322    eBay, Inc. (a).................      10,645
                                             ----------
Internet Software & Services (3.4%):
      77    Google, Inc., Class A (a)
              (c)..........................      22,722
     374    VeriSign, Inc. (a).............      10,762
     684    Yahoo!, Inc. (a)...............      23,699
                                             ----------
                                                 57,183
                                             ----------
IT Services (4.5%):
     392    Affiliated Computer Services,
              Inc., Class A (a) (c)........      20,053
     674    Automatic Data Processing,
              Inc. ........................      28,296
     311    Cognizant Technology Solutions
              Corp., Class A (a)...........      14,653
     421    Iron Mountain, Inc. (a) (c)....      13,070
                                             ----------
                                                 76,072
                                             ----------
Machinery (0.5%):
     159    Danaher Corp. .................       8,338
                                             ----------
Media (2.4%):
     317    EchoStar Communications Corp.,
              Class A (c)..................       9,548
     128    Getty Images, Inc. (a) (c).....       9,509
     290    Lamar Advertising Co., Class A
              (a) (c)......................      12,407
     267    XM Satellite Radio Holdings,
              Inc., Class A (a) (c)........       8,977
                                             ----------
                                                 40,441
                                             ----------
Metals & Mining (0.3%):
     154    United States Steel Corp. .....       5,309
                                             ----------
Multiline Retail (2.3%):
     344    Kohl's Corp. (a)...............      19,256
     369    Target Corp. ..................      20,057
                                             ----------
                                                 39,313
                                             ----------
Oil, Gas & Consumable Fuels (2.1%):
     245    EOG Resources, Inc. ...........      13,888
     388    Newfield Exploration Co. (a)...      15,485
      78    Valero Energy Corp. ...........       6,147
                                             ----------
                                                 35,520
                                             ----------
Personal Products (1.6%):
     537    Gillette Co. (The).............      27,183
                                             ----------
Pharmaceuticals (8.1%):
     507    Abbott Laboratories............      24,855
   1,067    Johnson & Johnson..............      69,352
     381    Schering-Plough Corp. .........       7,260

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Pharmaceuticals, continued:
     300    Sepracor, Inc. (a) (c).........      18,021
     383    Wyeth..........................      17,021
                                             ----------
                                                136,509
                                             ----------
Semiconductors & Semiconductor Equipment (4.9%):
     561    Altera Corp. (a)...............      11,127
     427    Analog Devices, Inc. ..........      15,944
   1,199    Intel Corp. ...................      31,251
     165    KLA-Tencor Corp. ..............       7,219
     238    Linear Technology Corp. .......       8,739
      --(h) Taiwan Semiconductor
              Manufacturing Co., Ltd.
              (Taiwan) (ADR)...............          --(h)
     209    Marvell Technology Group Ltd.
              (Bermuda) (a)................       7,931
                                             ----------
                                                 82,211
                                             ----------
Software (5.7%):
     544    Adobe Systems, Inc. ...........      15,581
     281    Autodesk, Inc. ................       9,654
     241    Mercury Interactive Corp. (a)
              (c)..........................       9,252
   2,492    Microsoft Corp. ...............      61,909
                                             ----------
                                                 96,396
                                             ----------
Specialty Retail (5.3%):
     490    Home Depot, Inc. ..............      19,061
     507    Lowe's Cos., Inc. .............      29,506
     161    Michaels Stores, Inc. .........       6,677
     522    PETsMART, Inc. ................      15,853
     830    Staples, Inc. .................      17,694
                                             ----------
                                                 88,791
                                             ----------
Textiles, Apparel & Luxury Goods (0.6%):
     294    Coach, Inc. (a)................       9,883
                                             ----------
Tobacco (0.9%):
     228    Altria Group, Inc. ............      14,710
                                             ----------
Wireless Telecommunication Services (2.4%):
   1,119    Crown Castle International
              Corp. (a)....................      22,743
     540    Nextel Communications, Inc.,
              Class A (a)..................      17,462
                                             ----------
                                                 40,205
                                             ----------
  Total Long-Term Investments
    (Cost $1,390,330)                         1,660,250
                                             ----------
SHORT-TERM INVESTMENT (1.5%):
Investment Company (1.5%):
  24,744    JPMorgan Liquid Assets Money
              Market Fund (b) (m) (Cost
              $24,744).....................      24,744
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
 (6.4%):
Certificates of Deposit (0.2%)
   1,085    Natexis Banques Populaires,
              3.62%, 07/01/05..............       1,085
   1,809    World Savings Bank FSB, 3.41%,
              09/15/05.....................       1,809
                                             ----------
                                                  2,894
                                             ----------
Master Notes (0.4%):
   5,500    Morgan Stanley, 3.62%,
              07/01/05.....................       5,500
   2,000    Merrill Lynch Mortgage Capital,
              3.54%, 07/01/05..............       2,000
                                             ----------
                                                  7,500
                                             ----------
Medium Term Notes (0.9%):
     724    American Honda Finance Corp.,
              3.39%, 07/01/05..............         724
     724    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.....................         724
   2,085    General Electric Co., 3.21%,
              07/25/05.....................       2,086
   2,533    Greenwich Capital Holdings,
              Inc., 3.73%, 07/11/05........       2,533
   1,085    HBOS Treasury Services plc,
              3.13%, 07/01/05..............       1,085
            Lehman Brothers Holdings,
     724    3.40%, 07/01/05................         724
   1,447    3.64%, 07/01/05................       1,447
   1,824    Liberty Lighthouse Funding Co.
              LLC, 3.40%, 07/01/05.........       1,824
     543    MBIA Global Funding LLC, 3.41%,
              07/26/05.....................         543
   1,085    Merrill Lynch & Co., 3.45%,
              07/01/05.....................       1,085
            Sigma Finance, Inc.,
   2,009    3.59%, 07/01/05................       2,009
     723    3.60%, 07/01/05................         723
                                             ----------
                                                 15,507
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Repurchase Agreements (4.9%):
   2,000    Deutsche Bank Securities, Inc.,
              3.50%, dated 06/30/05, due
              07/01/05, repurchase price
              $2,000, collateralized by
              Investment Grade Corporate
              Notes and Bonds..............       2,000
  10,000    Goldman Sachs & Co., 3.49%,
              dated 06/30/05, due 07/01/05,
              repurchase price $10,001,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds........................      10,000
   5,000    Lehman Brothers, Inc., 3.56%,
              dated 6/30/05, due 07/01/05,
              repurchase price $5,000,
              collateralized by various
              equity and stock exchange
              securities...................       5,000
  66,581    Morgan Stanley, 3.46%, dated
              06/30/05, due 07/01/05,
              repurchase price $66,588,
              collateralized by U.S. Agency
              Mortgages....................      66,581
                                             ----------
                                                 83,581
                                             ----------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $109,482)          109,482
                                             ----------
TOTAL INVESTMENTS (106.2%)
  (Cost $1,524,556)                           1,794,476
LIABILITIES IN EXCESS OF OTHER ASSETS
  (6.2%)                                       (104,730)
                                             ----------
NET ASSETS (100%)                            $1,689,746
                                             ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 72

JPMORGAN LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (98.8%):
Common Stocks (98.8%):
Auto Components (0.2%):
      69    Lear Corp. (c).................       2,503
                                             ----------
Beverages (1.0%):
     184    Coca-Cola Co. (The)............       7,686
     232    Coca-Cola Enterprises, Inc. ...       5,101
                                             ----------
                                                 12,787
                                             ----------
Capital Markets (4.2%):
      87    Goldman Sachs Group, Inc. .....       8,896
     193    Merrill Lynch & Co., Inc. .....      10,617
     436    Morgan Stanley.................      22,872
     224    State Street Corp. (c).........      10,808
                                             ----------
                                                 53,193
                                             ----------
Chemicals (2.0%):
      89    Air Products & Chemicals,
              Inc. ........................       5,336
     311    Nalco Holding Co. (a)..........       6,111
     287    Praxair, Inc. .................      13,364
                                             ----------
                                                 24,811
                                             ----------
Commercial Banks (7.2%):
     679    Bank of America Corp. .........      30,976
     109    BB&T Corp. (c).................       4,353
     140    Comerica, Inc. ................       8,115
     339    North Fork Bancorp, Inc. ......       9,524
     134    SunTrust Banks, Inc. (c).......       9,673
     708    U.S. Bancorp...................      20,665
     128    Wells Fargo & Co. .............       7,895
                                             ----------
                                                 91,201
                                             ----------
Commercial Services & Supplies (1.4%):
     438    Cendant Corp. .................       9,791
     283    Waste Management, Inc. ........       8,015
                                             ----------
                                                 17,806
                                             ----------
Communications Equipment (0.7%):
     194    Cisco Systems, Inc. (a)........       3,706
     337    Corning, Inc. (a)..............       5,599
                                             ----------
                                                  9,305
                                             ----------
Computers & Peripherals (0.7%):
     147    Lexmark International, Inc.,
              Class A (a)..................       9,511
                                             ----------
Consumer Finance (2.1%):
   1,043    MBNA Corp. ....................      27,282
                                             ----------
Containers & Packaging (0.8%):
     448    Pactiv Corp. (a) (c)...........       9,657
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Financial Services (8.5%):
     521    CIT Group, Inc. ...............      22,405
   1,642    Citigroup, Inc. ...............      75,886
     415    Lazard Ltd. (Bermuda), Class A
              (a)..........................       9,658
                                             ----------
                                                107,949
                                             ----------
Diversified Telecommunication Services (5.4%):
     388    SBC Communications, Inc. ......       9,213
   1,009    Sprint Corp. (c)...............      25,316
     979    Verizon Communications,
              Inc. ........................      33,824
                                             ----------
                                                 68,353
                                             ----------
Electric Utilities (3.3%):
     120    Consolidated Edison, Inc.
              (c)..........................       5,625
     215    Edison International...........       8,714
     277    Pinnacle West Capital Corp.
              (c)..........................      12,313
     251    PPL Corp. .....................      14,881
                                             ----------
                                                 41,533
                                             ----------
Energy Equipment & Services (1.1%):
     184    GlobalSantaFe Corp. (Cayman
              Islands) (c).................       7,487
     229    Rowan Cos., Inc. ..............       6,794
                                             ----------
                                                 14,281
                                             ----------
Food Products (0.4%):
     173    Kraft Foods, Inc., Class A
              (c)..........................       5,503
                                             ----------
Health Care Equipment & Supplies (1.9%):
     669    Boston Scientific Corp. (a)....      18,052
      88    Guidant Corp. .................       5,909
                                             ----------
                                                 23,961
                                             ----------
Health Care Providers & Services (2.1%):
     122    AmerisourceBergen Corp. (c)....       8,429
      49    Coventry Health Care, Inc.
              (a)..........................       3,474
     216    WellPoint, Inc. (a)............      15,008
                                             ----------
                                                 26,911
                                             ----------
Hotels, Restaurants & Leisure (1.1%):
     125    Carnival Corp. (Panama)........       6,819
     250    McDonald s Corp. ..............       6,937
                                             ----------
                                                 13,756
                                             ----------
Household Products (1.1%):
      96    Kimberly-Clark Corp. ..........       5,990
     140    Procter & Gamble Co. ..........       7,406
                                             ----------
                                                 13,396
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Industrial Conglomerates (4.6%):
     107    3M Co. ........................       7,707
     711    General Electric Co. ..........      24,643
     893    Tyco International Ltd.
              (Bermuda)....................      26,064
                                             ----------
                                                 58,414
                                             ----------
Insurance (5.9%):
     192    AMBAC Financial Group, Inc. ...      13,359
     181    Assurant, Inc. (c).............       6,551
     169    Genworth Financial, Inc., Class
              A............................       5,115
     149    Hartford Financial Services
              Group, Inc. (c)..............      11,152
     331    Renaissance Holdings Ltd.
              (Bermuda) (c)................      16,274
     675    Willis Group Holdings Ltd.
              (Bermuda) (c)................      22,089
                                             ----------
                                                 74,540
                                             ----------
IT Services (1.4%):
     174    Affiliated Computer Services,
              Inc., Class A (a) (c)........       8,907
     418    Sabre Holdings Corp.,
              Class A (c)..................       8,337
                                             ----------
                                                 17,244
                                             ----------
Machinery (1.0%):
     207    Eaton Corp. ...................      12,405
                                             ----------
Media (6.1%):
     540    Dex Media, Inc. ...............      13,174
      16    Liberty Global, Inc. (a) (c)...         729
   2,722    Liberty Media Corp., Class A
              (a)..........................      27,732
     125    Liberty Media International,
              Inc., Class A (a)............       5,810
     344    News Corp., Class A............       5,561
     773    Viacom, Inc., Class B..........      24,740
                                             ----------
                                                 77,746
                                             ----------
Metals & Mining (1.7%):
     440    Alcoa, Inc. ...................      11,500
     292    United States Steel Corp.
              (c)..........................      10,043
                                             ----------
                                                 21,543
                                             ----------
Multi-Utilities (2.2%):
     227    Dominion Resources, Inc. ......      16,623
     256    SCANA Corp. ...................      10,934
                                             ----------
                                                 27,557
                                             ----------
Multiline Retail (1.6%):
     495    Dollar General Corp. ..........      10,086
     176    Kohl's Corp. (a)...............       9,846
                                             ----------
                                                 19,932
                                             ----------
Office Electronics (0.4%):
     411    Xerox Corp. (a) (c)............       5,672
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Oil, Gas & Consumable Fuels (12.5%):
     134    Anadarko Petroleum Corp. ......      10,992
     116    Apache Corp. ..................       7,461
     364    Chevron Corp. (c)..............      20,349
     384    ConocoPhillips.................      22,057
   1,301    Exxon Mobil Corp. .............      74,748
     115    Occidental Petroleum Corp. ....       8,816
     207    Unocal Corp. ..................      13,492
                                             ----------
                                                157,915
                                             ----------
Paper & Forest Products (0.6%):
     291    MeadWestvaco Corp. ............       8,162
                                             ----------
Pharmaceuticals (3.7%):
      80    Eli Lilly & Co. ...............       4,468
     173    Forest Laboratories, Inc.
              (a)..........................       6,702
     932    Pfizer, Inc. ..................      25,693
     229    Wyeth..........................      10,182
                                             ----------
                                                 47,045
                                             ----------
Real Estate (2.4%):
     193    Mack-Cali Realty Corp. (REIT)
              (c)..........................       8,729
     270    Prologis (REIT)................      10,873
     432    United Dominion Realty Trust,
              Inc. (REIT)..................      10,378
                                             ----------
                                                 29,980
                                             ----------
Road & Rail (0.8%):
     152    Union Pacific Corp. ...........       9,869
                                             ----------
Software (1.5%):
     371    Computer Associates
              International, Inc. (c)......      10,184
     364    Microsoft Corp. ...............       9,034
                                             ----------
                                                 19,218
                                             ----------
Specialty Retail (0.5%):
     321    Staples, Inc. .................       6,844
                                             ----------
Textiles, Apparel & Luxury Goods (1.3%):
     525    Jones Apparel Group, Inc.
              (c)..........................      16,284
                                             ----------
Thrifts & Mortgage Finance (3.5%):
     139    Fannie Mae.....................       8,141
     489    Freddie Mac....................      31,900
      92    Washington Mutual, Inc. (c)....       3,727
                                             ----------
                                                 43,768
                                             ----------
Tobacco (1.9%):
     373    Altria Group, Inc. ............      24,118
                                             ----------
  Total Long-Term Investments
    (Cost $1,121,648)                         1,251,955
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 74

JPMORGAN LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT-TERM INVESTMENT (1.6%):
Investment Company (1.6%):
  19,890    JPMorgan Liquid Assets Money
              Market Fund (b) (m) (Cost
              $19,890).....................      19,890
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (7.2%):
Certificates of Deposit (0.3%):
   2,500    Deutsche Bank N.Y., 3.60%,
              07/01/05.....................       2,500
     739    Natexis Banques Populaires,
              3.62%, 07/01/05..............         739
   1,232    World Savings Bank FSB, 3.41%,
              09/15/05.....................       1,232
                                             ----------
                                                  4,471
                                             ----------
Medium Term Notes (1.0%):
     493    American Honda Finance Corp.,
              3.39%, 07/01/05..............         493
     493    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.....................         493
     739    General Electric Co., 3.21%,
              07/25/05.....................         739
   1,725    Greenwich Capital Holdings,
              Inc., 3.73%, 07/11/05........       1,725
     739    HBOS Treasury Services plc,
              3.13%, 07/01/05..............         739
   2,500    K2 (USA) LLC, 3.37%, 07/01/05..       2,500
            Lehman Brothers Holdings,
     493    3.40%, 07/01/05................         493
     986    3.64%, 07/01/05................         985
     370    MBIA Global Funding LLC, 3.41%,
              07/26/05.....................         369
     739    Merrill Lynch & Co., 3.45%,
              07/01/05.....................         739

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Medium Term Notes, continued:
            Sigma Finance, Inc.,
   1,531    3.59%, 07/01/05................       1,531
     493    3.60%, 07/01/05................         493
   1,000    Wells Fargo & Co., 3.36%,
              07/01/05.....................       1,000
                                             ----------
                                                 12,299
                                             ----------
Repurchase Agreements (5.9%):
   5,000    Deutsche Bank Securities, Inc.,
              3.50%, dated 06/30/05, due
              07/01/05, repurchase price
              $5,000 collateralized by
              corporate collateralized
              mortgage
              obligations..................       5,000
  69,601    Morgan Stanley, 3.46%, dated
              06/30/05, due 07/01/05,
              repurchase price $69,607,
              collateralized U.S. Agency
              Mortgages....................      69,601
                                             ----------
                                                 74,601
                                             ----------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $91,371)            91,371
                                             ----------
TOTAL INVESTMENTS (107.6%)
  (Cost $1,232,909)                           1,363,216
LIABILITIES IN EXCESS OF OTHER ASSETS
  (7.6%)                                        (95,771)
                                             ----------
NET ASSETS (100%)                            $1,267,445
                                             ==========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS (99.8%):
COMMON STOCKS (99.8%):
Aerospace & Defense (1.7%):
      11    AAR Corp. (a) (m)...............        168
      19    Alliant Techsystems, Inc. (a)
              (c)...........................      1,354
      48    Armor Holdings, Inc. (a) (c)....      1,907
      10    Ceradyne, Inc. (a) (c)..........        229
       7    Cubic Corp. (c).................        129
       8    Curtiss-Wright Corp. (c)........        444
      41    DRS Technologies, Inc. (c)......      2,096
       6    EDO Corp. ......................        189
       9    Esterline Technologies Corp.
              (a)...........................        369
      20    GenCorp, Inc. (a) (c)...........        391
       7    Kaman Corp., Class A (c)........        130
       7    Mercury Computer Systems, Inc.
              (a) (c).......................        193
      14    Moog, Inc., Class A (a) (c).....        430
      27    Precision Castparts Corp. ......      2,119
       4    Sequa Corp., Class A (a) (c)....        236
      10    Teledyne Technologies, Inc.
              (a)...........................        312
       5    Triumph Group, Inc. (a) (c).....        177
                                              ---------
                                                 10,873
                                              ---------
Air Freight & Logistics (0.7%):
      28    C.H. Robinson Worldwide,
              Inc. .........................      1,620
      42    CNF, Inc. ......................      1,889
      12    Expeditors International of
              Washington, Inc. .............        620
      13    Forward Air Corp. (c)...........        370
                                              ---------
                                                  4,499
                                              ---------
Airlines (0.4%):
      24    Alaska Air Group, Inc. (a)
              (c)...........................        722
      10    Frontier Airlines, Inc. (a)
              (c)...........................         98
      11    Mesa Air Group, Inc. (a) (c)....         71
      77    Skywest, Inc. (c)...............      1,394
                                              ---------
                                                  2,285
                                              ---------
Auto Components (0.9%):
     105    ArvinMeritor, Inc. (c)..........      1,870
       7    Bandag, Inc. (c)................        311
      28    BorgWarner, Inc. ...............      1,528
      31    Lear Corp. (c)..................      1,122
       6    Midas, Inc. (a) (c).............        139
      11    Modine Manufacturing Co. .......        370
       5    Standard Motor Products, Inc.
              (c)...........................         60
      10    Superior Industries
              International, Inc. (c).......        226
                                              ---------
                                                  5,626
                                              ---------
Automobiles (0.4%):
       5    Coachmen Industries, Inc. (c)...         64
      22    Fleetwood Enterprises, Inc.
              (a)...........................        220

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Automobiles, continued:
      11    Monaco Coach Corp. (c)..........        186
      58    Thor Industries, Inc. (c).......      1,810
      13    Winnebago Industries, Inc.
              (c)...........................        442
                                              ---------
                                                  2,722
                                              ---------
Beverages (0.4%):
      46    Constellation Brands, Inc.,
              Class A (a)...................      1,349
      42    PepsiAmericas, Inc. (c).........      1,082
                                              ---------
                                                  2,431
                                              ---------
Biotechnology (1.5%):
      24    Arqule, Inc. (a)................        156
      44    Cephalon, Inc. (a) (c)..........      1,732
      16    Charles River Laboratories
              International, Inc. (a).......        792
      10    Enzo Biochem, Inc. (a) (c)......        181
      17    Gen-Probe, Inc. (a).............        625
      26    Invitrogen Corp. (a) (c)........      2,146
     155    Millennium Pharmaceuticals, Inc.
              (a)...........................      1,440
      60    Protein Design Labs, Inc. (a)
              (c)...........................      1,204
      28    Regeneron Pharmaceuticals, Inc.
              (a) (c).......................        235
      24    Savient Pharmaceuticals, Inc.
              (a)...........................        104
       9    Techne Corp. (a) (c)............        400
      27    Vertex Pharmaceuticals, Inc. (a)
              (c)...........................        459
                                              ---------
                                                  9,474
                                              ---------
Building Products (0.5%):
       9    Apogee Enterprises, Inc. (c)....        139
       6    ElkCorp.........................        178
      11    Griffon Corp. (a)...............        234
      51    Lennox International, Inc.
              (c)...........................      1,070
      12    Simpson Manufacturing Co., Inc.
              (c)...........................        378
       6    Universal Forest Products,
              Inc. .........................        259
      22    York International Corp. (c)....        835
                                              ---------
                                                  3,093
                                              ---------
Capital Markets (1.7%):
      54    A.G. Edwards, Inc. (c)..........      2,438
      19    Investment Technology Group,
              Inc. (a)......................        406
      20    Investors Financial Services
              Corp. (c).....................        746
      28    Jeffries Group, Inc. (c)........      1,046
      21    LaBranche & Co., Inc. (a) (c)...        135
      28    Legg Mason, Inc. (c)............      2,898
      13    Piper Jaffray Cos. (a) (c)......        398
      38    Raymond James Financial, Inc.
              (c)...........................      1,072

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 76

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Capital Markets, continued:
      24    SEI Investments Co. ............        915
       6    SWS Group, Inc. (c).............         95
      16    Waddell & Reed Financial,
              Inc. .........................        287
                                              ---------
                                                 10,436
                                              ---------
Chemicals (2.1%):
       7    Arch Chemicals, Inc. (c)........        179
       7    Cambrex Corp. (c)...............        143
      78    Crompton Corp. (c)..............      1,107
       8    Cytec Industries, Inc. .........        299
      19    Ferro Corp. ....................        369
       8    FMC Corp. (a)...................        422
      51    Georgia Gulf Corp. (c)..........      1,569
       8    H.B. Fuller Co. ................        288
      21    Headwaters, Inc. (a) (c)........        729
      34    Lubrizol Corp. .................      1,409
      73    Lyondell Chemical Co. ..........      1,916
      12    MacDermid, Inc. ................        370
       4    Material Sciences Corp. (a).....         53
      77    Olin Corp. (c)..................      1,400
      11    OM Group, Inc. (a)..............        273
      29    Omnova Solutions, Inc. (a)......        133
       2    Penford Corp. ..................         30
      30    PolyOne Corp. (a) (c)...........        200
       3    Quaker Chemical Corp. ..........         47
      56    RPM International, Inc. (c).....      1,027
      10    Schulman (A.), Inc. (c).........        178
       6    Scotts Miracle-Gro Co. (The),
              Class A (a)...................        440
      17    Sensient Technologies Corp. ....        347
      13    Wellman, Inc. ..................        127
                                              ---------
                                                 13,055
                                              ---------
Commercial Banks (4.2%):
      86    Associated Banc-Corp. (c).......      2,891
      48    Bank of Hawaii Corp. ...........      2,426
       7    Boston Private Financial
              Holdings, Inc. (c)............        181
      12    Central Pacific Financial
              Corp. ........................        414
      18    Chittenden Corp. ...............        492
      13    City National Corp. ............        938
     104    Colonial BancGroup, Inc.
              (The).........................      2,294
      70    Commerce Bancorp, Inc. (c)......      2,128
      12    Community Bank System, Inc.
              (c)...........................        285
      12    Cullen/Frost Bankers, Inc. .....        576
      25    East-West Bancorp, Inc. (c).....        831
      44    First Bancorp (c)...............      1,757
      18    First Midwest Bancorp, Inc.
              (c)...........................        642
      10    First Republic Bank.............        339
      33    FirstMerit Corp. (c)............        869
      14    Gold Banc Corp., Inc. ..........        203
      61    Hibernia Corp., Class A.........      2,010

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Commercial Banks, continued:
      26    Hudson United Bancorp (c).......        946
      10    Irwin Financial Corp. (c).......        219
      24    Mercantile Bankshares Corp. ....      1,241
       9    Nara Bancorp, Inc. (c)..........        130
       7    PrivateBancorp, Inc. (c)........        265
      12    Provident Bankshares Corp.
              (c)...........................        387
      24    Republic Bancorp, Inc. (c)......        352
      14    Sterling Bancshares, Inc. (c)...        214
      18    Susquehanna Bancshares, Inc. ...        444
       8    SVB Financial Group (a) (c).....        368
      16    Texas Regional Bancshares, Inc.
              (c)...........................        490
      23    Trustco Bank Corp. (c)..........        301
      16    Umpqua Holdings Corp. ..........        384
      17    United Bancshares, Inc. (c).....        608
      24    Whitney Holding Corp. ..........        780
       3    Wintrust Financial Corp. .......        133
                                              ---------
                                                 26,538
                                              ---------
Commercial Services & Supplies (3.7%):
      16    ABM Industries, Inc. (m)........        307
      27    Adesa, Inc. ....................        586
       9    Administaff, Inc. (c)...........        210
       2    Angelica Corp. (c)..............         52
       9    Banta Corp. ....................        414
      13    Bowne & Co., Inc. (c)...........        190
      19    Brady Corp., Class A (c)........        579
      74    Career Education Corp. (a)
              (c)...........................      2,715
       6    CDI Corp. (c)...................        135
      12    Central Parking Corp. (c).......        159
       8    Coinstar, Inc. (a)..............        172
       4    Consolidated Graphics, Inc.
              (a)...........................        183
      33    Copart, Inc. (a) (c)............        784
      20    Corinthian Colleges, Inc. (a)
              (c)...........................        259
       5    CPI Corp. ......................         89
      18    Deluxe Corp. (c)................        746
      31    Dun & Bradstreet Corp. (a)......      1,921
      17    Education Management Corp.
              (a)...........................        576
       7    G&K Services, Inc., Class A
              (c)...........................        251
       9    Healthcare Services Group, Inc.
              (c)...........................        174
       7    Heidrick & Struggles, Inc.
              (a)...........................        181
      18    Herman Miller, Inc. ............        545
       6    Imagistics International, Inc.
              (a) (c).......................        173
      11    ITT Educational Services, Inc.
              (a) (c).......................        584
      35    John H. Harland Co. ............      1,342
      13    Kelly Services, Inc., Class A
              (c)...........................        371
      12    Korn/Ferry International (a)
              (c)...........................        216
      14    Labor Ready, Inc. (a) (c).......        321
       7    Laureate Education, Inc. (a)....        319
      27    Manpower, Inc. .................      1,062
       5    Mobile Mini, Inc. (a) (c).......        157
      12    NCO Group, Inc. (a) (c).........        267

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Commercial Services & Supplies, continued:
      10    On Assignment, Inc. (a) (c).....         49
       6    Pre-Paid Legal Services, Inc.
              (c)...........................        285
      24    PRG-Schultz International, Inc.
              (a)...........................         68
      45    Republic Services, Inc. ........      1,638
      23    Rollins, Inc. ..................        464
       7    School Specialty, Inc. (a)
              (c)...........................        347
      21    Sotheby's Holdings, Inc., Class
              A (a).........................        292
       6    SOURCECORP, Inc. (a)............        110
      20    Spherion Corp. (a) (c)..........        131
      11    Standard Register Co. (The).....        177
       9    Stericycle, Inc. (a) (c)........        457
      15    Tetra Tech, Inc. (a) (c)........        198
      28    United Rentals, Inc. (a) (c)....        570
      12    United Stationers, Inc. (a).....        567
       4    Vertrue, Inc. (a)...............        151
       8    Viad Corp. (c)..................        230
       5    Volt Information Sciences, Inc.
              (a)...........................        116
      26    Waste Connections, Inc. (a).....        970
      11    Watson Wyatt & Co. Holdings
              (c)...........................        285
                                              ---------
                                                 23,145
                                              ---------
Communications Equipment (1.2%):
       8    Audiovox Corp. (a) (c)..........        121
       4    Bel Fuse, Inc., Class B (c).....        112
       6    Black Box Corp. (c).............        227
       6    Brooktrout, Inc. (a)............         71
      28    C-COR, Inc. (a) (c).............        190
      77    CommScope, Inc. (a) (c).........      1,333
      10    Digi International, Inc. (a)....        121
      12    Ditech Communications Corp. (a)
              (c)...........................         80
      14    F5 Networks, Inc. (a) (c).......        644
      23    Harmonic, Inc. (a) (c)..........        111
      62    Harris Corp. ...................      1,930
      10    Inter-Tel, Inc. (c).............        187
       9    Netgear, Inc. (a) (c)...........        158
      12    Network Equipment Technologies,
              Inc. (a)......................         63
      11    PC-Tel, Inc. (a) (c)............         84
      12    Plantronics, Inc. (c)...........        449
      57    Polycom, Inc. (a)...............        842
      39    Powerwave Technologies, Inc. (a)
              (c)...........................        394
      18    Symmetricom, Inc. (a) (c).......        187
       5    Tollgrade Communications, Inc.
              (a)...........................         40
       8    ViaSat, Inc. (a) (c)............        170
                                              ---------
                                                  7,514
                                              ---------
Computers & Peripherals (1.2%):
      43    Adaptec, Inc. (a) (c)...........        168
       4    Avid Technology, Inc. (a).......        239
     249    Brocade Communications Systems,
              Inc. (a)......................        965

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Computers & Peripherals, continued:
      19    Diebold, Inc. ..................        836
      13    Imation Corp. ..................        522
      46    McData Corp., Class A (a) (c)...        184
      23    Pinnacle Systems, Inc. (a)......        125
      59    SanDisk Corp. (a) (c)...........      1,390
      11    SBS Technologies, Inc. (a)
              (c)...........................        106
      50    Storage Technology Corp. (a)....      1,813
       9    Synaptics, Inc. (a) (c).........        200
      83    Western Digital Corp. (a).......      1,121
                                              ---------
                                                  7,669
                                              ---------
Construction & Engineering (0.7%):
       5    EMCOR Group, Inc. (a)...........        263
      16    Granite Construction, Inc.
              (c)...........................        441
       9    Insituform Technologies, Inc.,
              Class A (a) (c)...............        137
      45    Quanta Services, Inc. (a) (c)...        393
      98    Shaw Group, Inc. (The) (a)
              (c)...........................      2,098
      25    URS Corp. (a)...................        948
                                              ---------
                                                  4,280
                                              ---------
Construction Materials (0.3%):
      10    Florida Rock Industries,
              Inc. .........................        697
      15    Martin Marietta Materials,
              Inc. .........................      1,003
       8    Texas Industries, Inc. .........        476
                                              ---------
                                                  2,176
                                              ---------
Consumer Finance (0.4%):
      48    AmeriCredit Corp. (a)...........      1,212
      10    Cash America International,
              Inc. .........................        192
      33    MoneyGram International, Inc.
              (c)...........................        640
       7    World Acceptance Corp. (a)......        213
                                              ---------
                                                  2,257
                                              ---------
Containers & Packaging (0.2%):
       9    Caraustar Industries, Inc.
              (a)...........................         94
       5    Chesapeake Corp. ...............        102
      18    Longview Fibre Co. .............        360
      11    Myers Industries, Inc. .........        132
       9    Rock-Tenn Co., Class A..........        113
      26    Sonoco Products Co. ............        694
                                              ---------
                                                  1,495
                                              ---------
Diversified Financial Services (0.4%):
       6    Financial Federal Corp. (c).....        233
      19    GATX Corp. (c)..................        667
      40    Leucadia National Corp. (c).....      1,526
                                              ---------
                                                  2,426
                                              ---------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 78

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Diversified Telecommunication Services (0.1%):
      80    Cincinnati Bell, Inc. (a) (c)...        343
       8    Commonwealth Telephone
              Enterprises, Inc. (c).........        328
      22    General Communication, Inc.,
              Class A (a) (c)...............        216
                                              ---------
                                                    887
                                              ---------
Electric Utilities (2.8%):
      16    Allete, Inc. (c)................        796
      40    Alliant Energy Corp. ...........      1,128
     (h)    Black Hills Corp. ..............          5
       6    Central Vermont Public Service
              Corp. (c).....................        119
       5    CH Energy Group, Inc. (c).......        255
      17    Cleco Corp. (c).................        366
      36    DPL, Inc. ......................        988
      35    Great Plains Energy, Inc. (c)...      1,128
       6    Green Mountain Power Corp. .....        194
      19    Hawaiian Electric Industries,
              Inc. (c)......................        505
      26    Idacorp, Inc. ..................        807
     111    Northeast Utilities.............      2,310
     133    Pepco Holdings, Inc. ...........      3,186
      17    PNM Resources, Inc. ............        486
      25    Puget Energy, Inc. (c)..........        586
       4    UIL Holdings Corp. (c)..........        225
      11    Unisource Energy Corp. (c)......        331
      20    Westar Energy, Inc. ............        491
      49    Wisconsin Energy Corp. .........      1,892
      32    WPS Resources Corp. (c).........      1,796
                                              ---------
                                                 17,594
                                              ---------
Electrical Equipment (0.8%):
       9    A.O. Smith Corp. (c)............        253
      17    Acuity Brands, Inc. (c).........        429
      16    Ametek, Inc. ...................        684
      13    Artesyn Technologies, Inc. (a)
              (c)...........................        113
      11    Baldor Electric Co. (c).........        264
      23    Hubbell, Inc., Class B..........      1,017
      11    MagneTek, Inc. (a)..............         27
      11    Regal-Beloit Corp. .............        330
      12    Roper Industries, Inc. .........        888
      22    Thomas & Betts Corp. (a)........        630
      16    Vicor Corp. (c).................        217
       4    Woodward Governor Co. ..........        306
                                              ---------
                                                  5,158
                                              ---------
Electronic Equipment & Instruments (2.4%):
      29    Aeroflex, Inc. (a)..............        244
      12    Agilysis, Inc. (c)..............        185
      67    Amphenol Corp., Class A.........      2,684
      94    Arrow Electronics, Inc. (a).....      2,541
      91    Avnet, Inc. (a).................      2,048

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Electronic Equipment & Instruments, continued:
       5    BEI Technologies, Inc. (c)......        124
      11    Bell Microproducts, Inc. (a)
              (c)...........................        100
      15    Benchmark Electronics, Inc. (a)
              (c)...........................        462
       5    CDW Corp. (c)...................        286
      10    Checkpoint Systems, Inc. (a)
              (c)...........................        181
       9    Coherent, Inc. (a)..............        333
      11    CTS Corp. (c)...................        132
       7    Daktronics, Inc. (c)............        133
       7    Dionex Corp. (a)................        300
       9    Electro Scientific Industries,
              Inc. (a) (c)..................        158
      18    Gerber Scientific, Inc. (a).....        128
       9    Global Imaging Systems, Inc (a)
              (c)...........................        287
       7    Itron, Inc. (a).................        292
       5    Keithley Instruments, Inc. .....         78
      34    KEMET Corp. (a) (c).............        213
       8    Littelfuse, Inc. (a) (c)........        213
      12    Methode Electronics, Inc. ......        137
       8    MTS Systems Corp. ..............        265
      15    Newport Corp. (a)...............        214
       8    Park Electrochemical Corp.
              (c)...........................        206
      13    Paxar Corp. (a).................        227
       9    Photon Dynamics, Inc. (a).......        196
      16    Plexus Corp. (a) (c)............        225
       7    Radisys Corp. (a) (c)...........        115
       6    Rogers Corp. (a) (c)............        250
       4    Scansource, Inc. (a) (c)........        155
      33    Tech Data Corp. (a).............      1,206
      13    Technitrol, Inc. ...............        185
      12    Veeco Instruments, Inc. (a)
              (c)...........................        198
      37    Vishay Intertechnology, Inc. (a)
              (c)...........................        445
       7    X-Rite, Inc. (c)................         77
                                              ---------
                                                 15,223
                                              ---------
Energy Equipment & Services (3.9%):
       4    Atwood Oceanics, Inc. (a) (c)...        256
      40    Cal Dive International, Inc. (a)
              (c)...........................      2,077
       3    Carbo Ceramics, Inc. (c)........        220
      16    Cooper Cameron Corp. (a) (c)....        996
       7    Dril-Quip, Inc. (a) (c).........        197
      20    ENSCO International, Inc. ......        726
      88    Grant Prideco, Inc. (a) (c).....      2,314
      44    Helmerich & Payne, Inc. ........      2,068
      30    Hydril (a)......................      1,628
      29    Input/Output, Inc. (a) (c)......        180
      42    Lone Star Technologies, Inc.
              (a)...........................      1,908
      27    Maverick Tube Corp. (a) (c).....        799
      15    Oceaneering International, Inc.
              (a)...........................        562
       9    Offshore Logistics, Inc. (a)....        298
     101    Patterson-UTI Energy, Inc. .....      2,809
      34    Pride International, Inc. (a)...        881

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Energy Equipment & Services, continued:
      10    SEACOR Holdings, Inc. (a) (c)...        624
      17    Smith International, Inc. ......      1,114
       7    Tetra Technologies, Inc. (a)
              (c)...........................        218
      40    Unit Corp. (a)..................      1,762
      31    Veritas DGC, Inc. (a) (c).......        872
       9    W-H Energy Services, Inc. (a)...        233
      32    Weatherford International Ltd.
              (Bermuda) (a).................      1,827
                                              ---------
                                                 24,569
                                              ---------
Food & Staples Retailing (1.1%):
      33    BJ s Wholesale Club, Inc. (a)
              (c)...........................      1,083
      16    Casey's General Stores, Inc.
              (c)...........................        316
      14    Great Atlantic & Pacific Tea
              Co., Inc. (a) (c).............        421
      35    Longs Drug Stores Corp. (c).....      1,497
       4    Nash Finch Co. (c)..............        139
      13    Performance Food Group Co. (a)
              (c)...........................        396
      15    Ruddick Corp. (c)...............        390
      20    Whole Foods Market, Inc. .......      2,358
                                              ---------
                                                  6,600
                                              ---------
Food Products (2.1%):
       7    American Italian Pasta Co.
              (c)...........................        149
      14    Corn Products International,
              Inc. .........................        326
      52    Dean Foods Co. (a)..............      1,836
      11    Delta & Pine Land Co. ..........        265
      16    Flowers Foods, Inc. ............        561
      14    Hain Celestial Group, Inc. (a)
              (c)...........................        279
      51    Hormel Foods Corp. .............      1,490
       3    J & J Snack Foods Corp. ........        146
      13    Lancaster Colony Corp. .........        552
       9    Lance, Inc. ....................        161
       5    Peet's Coffee & Tea, Inc. (a)
              (c)...........................        155
       8    Ralcorp Holdings, Inc. .........        330
       8    Sanderson Farms, Inc. (c).......        354
      88    Smithfield Foods, Inc. (a)......      2,400
      21    Tootsie Roll Industries, Inc.
              (c)...........................        621
      10    TreeHouse Foods, Inc. (a).......        297
     185    Tyson Foods, Inc., Class A......      3,295
                                              ---------
                                                 13,217
                                              ---------
Gas Utilities (1.3%):
      54    AGL Resources, Inc. ............      2,098
      42    Atmos Energy Corp. .............      1,200
       3    Cascade Natural Gas Corp. (c)...         69
       6    Laclede Group, Inc. (The) (c)...        184
       8    Northwest Natural Gas Co. ......        311
      74    Southern Union Co. (a) (c)......      1,828
      10    Southwest Gas Corp. ............        267

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Gas Utilities, continued:
      27    UGI Corp. ......................        745
      34    WGL Holdings, Inc. (c)..........      1,133
                                              ---------
                                                  7,835
                                              ---------
Health Care Equipment & Supplies (4.7%):
      10    Advanced Medical Optics, Inc.
              (a) (c).......................        400
       8    Advanced Neuromodulation
              Systems, Inc. (a) (c).........        306
      23    American Medical Systems
              Holdings, Inc. (a)............        483
       4    Analogic Corp. (c)..............        219
       7    Arthrocare Corp. (a) (c)........        253
      20    Beckman Coulter, Inc. ..........      1,254
      30    Biosite, Inc. (a)...............      1,664
       9    Conmed Corp. (a) (c)............        280
      21    Cooper Cos., Inc. (The) (c).....      1,295
      90    Cytyc Corp. (a).................      1,979
       5    Datascope Corp. ................        158
      35    Dentsply International, Inc. ...      1,874
       8    DJ Orthopedics, Inc. (a) (c)....        225
      46    Edwards Lifesciences Corp. (a)
              (c)...........................      1,998
      17    Haemonetics Corp. (a) (c).......        699
      43    Hillenbrand Industries, Inc. ...      2,181
       6    Hologic, Inc. (a) (c)...........        244
       5    ICU Medical, Inc. (a)...........        148
       8    Idexx Laboratories, Inc. (a)
              (c)...........................        477
      17    Immucor, Inc. (a)...............        502
      14    Inamed Corp. (a)................        937
      12    Integra LifeSciences Holdings
              Corp. (a) (c).................        338
       8    Intermagnetics General Corp. (a)
              (c)...........................        244
      11    Invacare Corp. .................        466
       4    Kensey Nash Corp. (a) (c).......        132
      38    Mentor Corp. (c)................      1,594
      10    Merit Medical Systems, Inc.
              (a)...........................        159
      43    Patterson Cos., Inc. (a) (c)....      1,925
      18    Resmed, Inc. (a) (c)............      1,167
      49    Respironics, Inc. (a)...........      1,753
      14    Steris Corp. ...................        353
       6    SurModics, Inc. (a).............        260
       7    Sybron Dental Specialties, Inc.
              (a)...........................        274
      13    Theragenics Corp. (a)...........         42
      42    Varian Medical Systems, Inc. (a)
              (c)...........................      1,561
      22    Varian, Inc. (a)................        826
       9    Viasys Healthcare, Inc. (a).....        193
       4    Vital Signs, Inc. ..............        181
       8    Wilson Greatbatch Technologies,
              Inc. (a) (c)..................        201
                                              ---------
                                                 29,245
                                              ---------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 80

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Health Care Providers & Services (5.4%):
      18    Accredo Health, Inc. (a)........        832
       6    Amedisys, Inc. (a) (c)..........        206
      11    Amsurg Corp. (a) (c)............        303
      17    Apria Healthcare Group, Inc. (a)
              (c)...........................        583
      21    Cerner Corp. (a) (c)............      1,447
      34    Chemed Corp. (c)................      1,370
      63    Community Health Systems, Inc.
              (a) (c).......................      2,384
      53    Coventry Health Care, Inc.
              (a)...........................      3,736
      11    Cross Country Healthcare, Inc.
              (a) (c).......................        190
       9    CryoLife, Inc. (a) (c)..........         71
      13    Dendrite International, Inc. (a)
              (c)...........................        176
       9    Gentiva Health Services, Inc.
              (a) (c).......................        167
      70    Health Net, Inc. (a) (c)........      2,657
      19    Henry Schein, Inc. (a) (c)......        769
       7    LabOne, Inc. (a) (c)............        271
      13    LifePoint Hospitals, Inc. (a)...        655
      44    Lincare Holdings, Inc. (a)
              (c)...........................      1,777
      11    NDCHealth Corp. (c).............        202
       9    Odyssey HealthCare, Inc. (a)
              (c)...........................        130
      50    Omnicare, Inc. .................      2,137
      37    Owens & Minor, Inc. (c).........      1,206
      35    Pacificare Health Systems, Inc.
              (a)...........................      2,488
       8    Parexel International Corp. (a)
              (c)...........................        160
      21    Pediatrix Medical Group, Inc.
              (a)...........................      1,576
      37    Pharmaceutical Product
              Development, Inc. (a) (c).....      1,757
       6    RehabCare Group, Inc. (a).......        147
      26    Renal Care Group, Inc. (a)......      1,221
       5    SFBC International, Inc. (a)
              (c)...........................        210
       3    Sierra Health Services (a)
              (c)...........................        197
      15    Sunrise Senior Living, Inc. (a)
              (c)...........................        791
      60    Triad Hospitals, Inc. (a).......      3,259
      15    Universal Health Services, Inc.,
              Class B.......................        960
                                              ---------
                                                 34,035
                                              ---------
Hotels, Restaurants & Leisure (2.7%):
      19    Applebees International,
              Inc. .........................        497
      11    Argosy Gaming Co. (a)...........        533
      13    Bally Total Fitness Holding
              Corp. (a) (c).................         43
      12    Bob Evans Farms, Inc. (c).......        273
      31    Boyd Gaming Corp. (c)...........      1,602
      29    Brinker International, Inc.
              (a)...........................      1,171
      49    CBRL Group, Inc. (c)............      1,913
      29    CEC Entertainment, Inc. (a)
              (c)...........................      1,200

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
      21    Cheesecake Factory, Inc. (The)
              (a) (c).......................        712
      34    GTECH Holdings Corp. (c)........      1,008
      33    International Speedway Corp.,
              Class A.......................      1,844
      50    Jack in the Box, Inc. (a).......      1,881
      23    Krispy Kreme Doughnuts, Inc. (a)
              (c)...........................        158
       8    Landry's Restaurants, Inc.
              (c)...........................        239
       7    Lone Star Steakhouse & Saloon,
              Inc. .........................        223
       9    Marcus Corp. (c)................        200
      16    Multimedia Games, Inc. (a)
              (c)...........................        181
       6    O'Charley's, Inc. (a)...........        107
       8    Panera Bread Co., Class A (a)...        474
       7    Papa John's International, Inc.
              (a) (c).......................        261
      12    Pinnacle Entertainment, Inc. (a)
              (c)...........................        239
      37    Ruby Tuesday, Inc. (c)..........        955
      15    Ryan's Restaurant Group, Inc.
              (a)...........................        203
      13    Sonic Corp. (a).................        400
       9    Steak N Shake Co. (The) (a)
              (c)...........................        166
      19    Triarc Cos., Inc., Class B
              (c)...........................        288
                                              ---------
                                                 16,771
                                              ---------
Household Durables (4.0%):
      38    American Greetings, Class A
              (c)...........................      1,012
       8    Applica, Inc. (a)...............         26
       4    Basset Furniture Industries,
              Inc. (c)......................         71
      24    Blyth, Inc. ....................        682
      28    Champion Enterprises, Inc. (a)
              (c)...........................        278
     108    D.R. Horton, Inc. ..............      4,046
       4    Department 56, Inc. (a).........         43
       3    Enesco Group, Inc. (a)..........         10
      82    Furniture Brands International,
              Inc. (c)......................      1,771
      10    Harman International Industries,
              Inc. .........................        838
      25    Hovnanian Enterprises, Inc.,
              Class A (a) (c)...............      1,656
      16    Interface, Inc., Class A (a)
              (c)...........................        132
      20    Lay-Z-Boy, Inc. (c).............        296
      --(h) Lennar Corp., Class B...........         --(h)
      52    Lennar Corp., Class A...........      3,313
       5    Libbey, Inc. ...................         76
      19    MDC Holdings, Inc. .............      1,575
      13    Meritage Homes Corp. (a)........      1,029
       7    Mohawk Industries, Inc. (a).....        607
       2    National Presto Industries,
              Inc., Class A (c).............         97
       1    NVR, Inc. (a) (c)...............        517
       3    Skyline Corp. (c)...............        108
      30    Standard-Pacific Corp. (c)......      2,680

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Household Durables, continued:
      26    Toll Brothers, Inc. (a) (c).....      2,651
      78    Tupperware Corp. (c)............      1,824
                                              ---------
                                                 25,338
                                              ---------
Household Products (0.6%):
      50    Energizer Holdings, Inc. (a)....      3,132
      22    Spectrum Brands, Inc. (a).......        734
       5    WD-40 Co. (c)...................        143
                                              ---------
                                                  4,009
                                              ---------
Industrial Conglomerates (0.3%):
       9    Carlisle Cos., Inc. ............        627
       4    Standex International Corp.
              (c)...........................        117
      11    Teleflex, Inc. (c)..............        626
      12    Tredegar Corp. .................        192
                                              ---------
                                                  1,562
                                              ---------
Insurance (3.9%):
      10    Allmerica Financial Corp. (a)...        389
      51    American Financial Group, Inc.
              (c)...........................      1,694
      36    AmerUs Group Co. (c)............      1,743
      15    Brown & Brown, Inc. (c).........        680
      12    Delphi Financial Group, Inc. ...        546
      24    Everest Re Group Ltd.
              (Bermuda).....................      2,191
      35    Fidelity National Financial,
              Inc. .........................      1,257
      38    First American Corp. ...........      1,542
       5    Hilb, Rogal & Hobbs Co. (c).....        188
      14    Horace Mann Educators Corp. ....        254
       5    Infinity Property & Casualty
              Corp. ........................        186
       7    LandAmerica Financial Group,
              Inc. (c)......................        419
      62    Ohio Casualty Corp. ............      1,506
      55    Old Republic International
              Corp. ........................      1,385
       8    Philadelphia Consolidated
              Holdings Corp. (a)............        684
       9    Presidential Life Corp. (c).....        161
      12    ProAssurance Corp. (a)..........        490
      34    Protective Life Corp. ..........      1,453
      10    RLI Corp. (c)...................        441
       1    SCPIE Holdings, Inc. (a)........         16
      11    Selective Insurance Group (c)...        539
      25    Stancorp Financial Group,
              Inc. .........................      1,931
       6    Stewart Information Services
              Corp. (c).....................        240
      16    UICI............................        481
      23    Unitrin, Inc. ..................      1,109
      63    W.R. Berkley Corp. .............      2,260
       8    Zenith National Insurance
              Corp. ........................        509
                                              ---------
                                                 24,294
                                              ---------

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Internet & Catalog Retail (0.1%):
      38    Insight Enterprises, Inc. (a)
              (c)...........................        761
      13    Napster, Inc. (a) (c)...........         55
                                              ---------
                                                    816
                                              ---------
Internet Software & Services (0.8%):
      16    Digital Insight Corp. (a) (c)...        375
      34    Internet Security Systems (a)
              (c)...........................        681
       7    j2 Global Communications, Inc.
              (a) (c).......................        256
     101    McAfee, Inc. (a)................      2,656
      29    WebEx Communications, Inc. (a)
              (c)...........................        770
       9    Websense, Inc. (a) (c)..........        438
                                              ---------
                                                  5,176
                                              ---------
IT Services (2.5%):
      20    Acxiom Corp. ...................        408
      41    Alliance Data Systems Corp. (a)
              (c)...........................      1,662
      12    Anteon International Corp. (a)
              (c)...........................        561
     118    BISYS Group, Inc. (The) (a).....      1,762
      21    CACI International, Inc., Class
              A (a).........................      1,315
      18    Certegy, Inc. ..................        707
      28    CheckFree Corp. (a).............        943
      21    Ciber, Inc. (a) (c).............        164
      45    Cognizant Technology Solutions
              Corp., Class A (a) (c)........      2,102
      66    CSG System International, Inc.
              (a) (c).......................      1,248
      50    DST Systems, Inc. (a) (c).......      2,321
      36    Gartner, Inc., Class A (a)
              (c)...........................        380
       5    Intrado, Inc. (a) (c)...........         79
       4    iPayment, Inc. (a)..............        146
      23    Keane, Inc. (a).................        312
      11    ManTech International Corp.,
              Class A (a) (c)...............        337
       9    MAXIMUS, Inc. (c)...............        300
      40    MPS Group, Inc. (a).............        377
       8    Pegasus Solutions, Inc. (a)
              (c)...........................         89
      27    Titan Corp. (a).................        612
                                              ---------
                                                 15,825
                                              ---------
Leisure Equipment & Products (0.6%):
       7    Action Performance Cos., Inc.
              (c)...........................         63
       7    Arctic Cat, Inc. ...............        153
      25    Callaway Golf Co. (c)...........        388
       9    JAKKS Pacific, Inc. (a) (c).....        167
      16    K2, Inc. (a) (c)................        207
       4    Meade Instruments Corp. (a).....         10

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 82

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Leisure Equipment & Products, continued:
      59    Nautilus Group, Inc. (c)........      1,676
      20    Polaris Industries, Inc. (c)....      1,054
                                              ---------
                                                  3,718
                                              ---------
Machinery (3.8%):
      51    AGCO Corp. (a) (c)..............        970
      13    Albany International Corp. .....        417
       6    Astec Industries, Inc. (a)......        147
       9    Barnes Group, Inc. (c)..........        300
      20    Briggs & Stratton Corp. (c).....        696
      18    Clarcor, Inc. (c)...............        534
      63    Crane Co. ......................      1,668
       5    Cuno, Inc. (a)..................        379
      18    Federal Signal Corp. (c)........        276
      32    Flowserve Corp. (a) (c).........        964
       8    Gardner Denver, Inc. (a)........        272
      32    Graco, Inc. (c).................      1,095
      16    Harsco Corp. ...................        853
      12    IDEX Corp. .....................        476
      74    JLG Industries, Inc. (c)........      2,042
      11    Kennametal, Inc. (c)............        510
       4    Lindsay Manufacturing Co. (c)...         94
       4    Lydall, Inc. (a)................         38
      19    Manitowoc Co., Inc. ............        778
      20    Milacron, Inc. (a) (c)..........         37
      13    Mueller Industries, Inc. .......        357
      14    Nordson Corp. ..................        479
      29    Oshkosh Truck Corp. ............      2,233
      31    Pentair, Inc. ..................      1,339
      44    Reliance Steel & Aluminum
              Co. ..........................      1,623
       5    Robbins & Myers, Inc. (c).......        102
      22    SPX Corp. ......................      1,001
       9    Stewart & Stevenson Services,
              Inc. (c)......................        208
       6    Tecumseh Products Co., Class
              A.............................        163
       5    Thomas Industries, Inc. ........        199
      50    Timken Co. .....................      1,147
      45    Toro Co. (c)....................      1,723
       8    Valmont Industries, Inc. .......        202
      11    Wabash National Corp. (c).......        271
       5    Wolverine Tube, Inc. (a)........         27
                                              ---------
                                                 23,620
                                              ---------
Marine (0.1%):
       8    Kirby Corp. (a).................        349
                                              ---------
Media (1.6%):
       4    4Kids Entertainment, Inc. (a)
              (c)...........................         70
      11    Advo, Inc. (c)..................        360
       4    Arbitron, Inc. .................        183
      30    Belo Corp., Class A (c).........        708

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Media, continued:
      84    Emmis Communications Corp.,
              Class A (a) (c)...............      1,485
      10    Entercom Communications Corp.
              (a) (c).......................        339
      28    Harte-Hanks, Inc. (c)...........        832
      18    Lee Enterprises, Inc. (c).......        730
       9    Media General, Inc., Class A....        563
      54    Reader's Digest Association,
              Inc. (Non-Voting) (c).........        888
      15    Scholastic Corp. (a) (c)........        579
       5    Thomas Nelson, Inc. (c) ........        106
      39    Valassis Communications, Inc.
              (a) (c).......................      1,457
       1    Washington Post Co. (The), Class
              B (c).........................      1,154
      22    Westwood One, Inc. .............        453
                                              ---------
                                                  9,907
                                              ---------
Metals & Mining (1.7%):
      11    Aleris International, Inc.
              (a)...........................        258
       7    AM Castle & Co. (a).............        109
      11    AMCOL International Corp. ......        209
       5    Brush Engineered Materials, Inc.
              (a) (c).......................         65
      26    Carpenter Technology Corp.
              (c)...........................      1,339
       9    Century Aluminum Co. (a) (c)....        186
       8    Cleveland-Cliffs, Inc. (c)......        440
      22    Commercial Metals Co. ..........        521
      22    Massey Energy Co. (c)...........        835
      40    Peabody Energy Corp. ...........      2,078
      34    Quanex Corp. (c)................      1,810
       6    RTI International Metals, Inc.
              (a) (c).......................        193
       8    Ryerson Tull, Inc. (c)..........        120
      66    Steel Dynamics, Inc. (c)........      1,721
       3    Steel Technologies, Inc. (c)....         58
      60    Worthington Industries, Inc.
              (c)...........................        951
                                              ---------
                                                 10,893
                                              ---------
Multi-Utilities (2.5%):
      94    Aquila, Inc. (a) (c)............        340
      15    Avista Corp. ...................        285
      19    Energen Corp. ..................        657
      47    Energy East Corp. ..............      1,368
      25    Equitable Resources, Inc. ......      1,702
      87    MDU Resources Group, Inc. (c)...      2,440
      40    National Fuel Gas Co. ..........      1,155
      80    ONEOK, Inc. ....................      2,624
      28    Questar Corp. ..................      1,822
      51    SCANA Corp. ....................      2,168
      31    Vectren Corp. ..................        883
                                              ---------
                                                 15,444
                                              ---------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Multiline Retail (0.7%):
      56    Dollar Tree Stores, Inc. (a)
              (c)...........................      1,343
      14    Fred's, Inc. (c)................        239
      19    Neiman-Marcus Group, Inc., Class
              A (c).........................      1,852
      54    Saks, Inc. (a) (c)..............      1,022
       9    ShopKo Stores, Inc. (a).........        225
                                              ---------
                                                  4,681
                                              ---------
Oil, Gas & Consumable Fuels (3.6%):
      32    Cimarex Energy Co. (a)..........      1,231
      26    Forest Oil Corp. (a) (c)........      1,107
      36    Frontier Oil Corp. (c)..........      1,064
      45    Murphy Oil Corp. ...............      2,360
      57    Newfield Exploration Co. (a)....      2,272
      18    Noble Energy, Inc. .............      1,377
      34    Overseas Shipholding Group, Inc.
              (c)...........................      2,029
       7    Penn Virginia Corp. ............        317
       6    Petroleum Development Corp.
              (a)...........................        206
      19    Pioneer Natural Resources
              Co. ..........................        778
      20    Plains Exploration & Production
              Co. (a).......................        694
      33    Pogo Producing Co. .............      1,711
       8    Remington Oil & Gas Corp. (a)
              (c)...........................        287
      39    Southwestern Energy Co. (a)
              (c)...........................      1,826
      17    Stone Energy Corp. (a) (c)......        818
      35    Swift Energy Co. (a) (c)........      1,261
      15    Tesoro Corp. ...................        715
      68    Vintage Petroleum, Inc. ........      2,064
       9    World Fuel Services Corp. ......        206
                                              ---------
                                                 22,323
                                              ---------
Paper & Forest Products (0.3%):
      11    Buckeye Technologies, Inc. (a)
              (c)...........................         90
       4    Deltic Timber Corp. (c).........        146
      14    Glatfelter......................        171
       6    Neenah Paper, Inc. (c)..........        181
       5    Pope & Talbot, Inc. (c).........         59
      17    Potlatch Corp. .................        867
       5    Schweitzer-Mauduit
              International, Inc. (c).......        148
      18    Wausau-Mosinee Paper Corp. .....        212
                                              ---------
                                                  1,874
                                              ---------
Personal Products (0.1%):
       5    Nature's Sunshine Products,
              Inc. .........................         95
      12    NBTY, Inc. (a) (c)..............        321
                                              ---------
                                                    416
                                              ---------
Pharmaceuticals (1.0%):
      18    Alpharma, Inc., Class A (c).....        265
      30    Barr Pharmaceuticals, Inc.
              (a)...........................      1,484

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Pharmaceuticals, continued:
      24    IVAX Corp. (a) (c)..............        520
      68    Medicis Pharmaceutical Corp.,
              Class A (c)...................      2,153
      47    MGI Pharma, Inc. (a) (c)........      1,032
       7    Noven Pharmaceuticals, Inc. (a)
              (c)...........................        127
       7    Sepracor, Inc. (a)..............        423
                                              ---------
                                                  6,004
                                              ---------
Real Estate (3.4%):
      12    Acadia Realty Trust (REIT)......        227
      31    AMB Property Corp. (REIT).......      1,363
      16    Capital Automotive REIT (REIT)
              (c)...........................        603
      15    Colonial Properties Trust (REIT)
              (c)...........................        667
      16    Commercial Net Lease Realty
              (REIT) (c)....................        330
      11    CRT Properties, Inc. (REIT).....        313
      42    Developers Diversified Realty
              Corp. (REIT)..................      1,933
       8    EastGroup Properties (REIT)
              (c)...........................        344
       9    Entertainment Properties Trust
              (REIT)........................        395
       9    Essex Property Trust, Inc.
              (REIT)........................        733
      11    Gables Residential Trust
              (REIT)........................        496
       9    Glenborough Realty Trust, Inc.
              (REIT)........................        192
      19    Highwoods Properties, Inc.
              (REIT) (c)....................        566
      25    Hospitality Properties Trust
              (REIT) (c)....................      1,103
      13    Kilroy Realty Corp. (REIT)
              (c)...........................        627
      19    Lexington Corp. Properties Trust
              (REIT) (c)....................        459
      32    Liberty Property Trust (REIT)...      1,422
      24    Mack-Cali Realty Corp. (REIT)...      1,076
      20    New Century Financial Corp.
              (REIT) (c)....................      1,020
      38    New Plan Excel Realty Trust
              (REIT)........................      1,033
       4    Parkway Properties, Inc.
              (REIT)........................        219
      19    Rayonier, Inc. (REIT) (c).......      1,030
      24    Regency Centers Corp. (REIT)....      1,381
      18    Shurgard Storage Centers, Inc.
              (REIT) (c)....................        823
       6    Sovran Self Storage, Inc. (REIT)
              (c)...........................        252
      58    United Dominion Realty Trust,
              Inc. (REIT)...................      1,390
      33    Weingarten Realty Investors
              (REIT)........................      1,307
                                              ---------
                                                 21,304
                                              ---------
Road & Rail (1.4%):
      30    Arkansas Best Corp. (c).........        964
      29    Heartland Express, Inc. (c).....        568
      46    Hunt (J.B.) Transport Services,
              Inc. .........................        896
      32    Kansas City Southern Industries,
              Inc. (a) (c)..................        643
      19    Knight Transportation, Inc.
              (c)...........................        457

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 84

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Road & Rail, continued:
       6    Landstar System, Inc. (a).......        180
       7    Old Dominion Freight Line (a)...        197
      62    Swift Transportation Co., Inc.
              (a) (c).......................      1,447
      41    Werner Enterprises, Inc. (c)....        815
      46    Yellow Roadway Corp. (a) (c)....      2,334
                                              ---------
                                                  8,501
                                              ---------
Semiconductors & Semiconductor Equipment (3.1%):
       9    Actel Corp. (a) (c).............        121
      54    Axcelis Technologies, Inc.
              (a)...........................        370
      19    Brooks Automation, Inc. (a)
              (c)...........................        276
       7    Cabot Microelectronics Corp. (a)
              (c)...........................        192
       7    Cohu, Inc. .....................        134
      39    Credence Systems Corp. (a)
              (c)...........................        356
      41    Cree, Inc. (a) (c)..............      1,036
       4    Cymer, Inc. (a) (c).............        112
      12    DSP Group, Inc. (a).............        282
      16    Exar Corp. (a)..................        240
      66    Fairchild Semiconductor
              International, Inc. (a) (c)...        973
      15    FEI Co. (a) (c).................        332
       8    Helix Technology Corp. (c)......        110
       7    Integrated Circuit Systems, Inc.
              (a)...........................        143
      33    Integrated Device Technology,
              Inc. (a) (c)..................        355
      34    International Rectifier Corp.
              (a) (c).......................      1,627
      48    Intersil Corp., Class A (c).....        895
      29    Kulicke & Soffa Industries, Inc.
              (a)...........................        231
      98    Lam Research Corp. (a)..........      2,837
      42    Lattice Semiconductor Corp.
              (a)...........................        185
      36    LTX Corp. (a)...................        178
     119    Microchip Technology, Inc. .....      3,539
      13    Pericom Semiconductor Corp. (a)
              (c)...........................        107
      11    Photronics, Inc. (a) (c)........        267
      11    Power Integrations, Inc. (a)....        246
      36    Semtech Corp. (a) (c)...........        607
      31    Silicon Laboratories, Inc.
              (a)...........................        813
     286    Skyworks Solutions, Inc. (a)
              (c)...........................      2,110
       5    Standard Microsystems Corp.
              (a)...........................        128
       8    Supertex, Inc. (a) (c)..........        149
      51    Triquint Semiconductor, Inc. (a)
              (c)...........................        168
       9    Ultratech, Inc. (a) (c).........        170
       5    Varian Semiconductor Equipment
              Associates, Inc. (a) (c)......        185
                                              ---------
                                                 19,474
                                              ---------
Software (2.7%):
      95    Activision, Inc. (a)............      1,563
      13    Advent Software, Inc. (a).......        273
       9    Altiris, Inc. (a) (c)...........        133
     176    Cadence Design Systems, Inc.
              (a)...........................      2,399

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Software, continued:
      21    Captaris, Inc. (a)..............         87
       5    Catapult Communications Corp.
              (a) (c).......................         93
       6    EPIQ Systems, Inc. (a) (c)......        103
      16    Fair Isaac Corp. (c)............        580
       8    Hyperion Solutions Corp. (a)....        318
      11    JDA Software Group, Inc. (a)....        130
      16    Macromedia, Inc. (a) (c)........        600
      64    Macrovision Corp. (a) (c).......      1,445
      13    Manhattan Associates, Inc.
              (a)...........................        240
      10    Mapinfo Corp. (a) (c)...........        104
      30    Mentor Graphics Corp. (a) (c)...        305
      11    Micros Systems, Inc. (a)........        472
      11    MRO Software, Inc. (a) (c)......        160
      13    NYFIX, Inc. (a) (c).............         75
       6    Phoenix Technologies Ltd. (a)...         46
      10    Progress Software Corp. (a).....        314
      10    Radiant Systems, Inc. (a).......        117
      23    Reynolds & Reynolds Co. (The)...        614
      59    Serena Software, Inc. (a) (c)...      1,140
       9    Sonic Solutions, Inc. (a) (c)...        167
       9    SPSS, Inc. (a) (c)..............        165
       6    SS&C Technologies, Inc. ........        199
      79    Sybase, Inc. (a) (c)............      1,454
      40    Synopsys, Inc. (a)..............        659
      36    Take-Two Interactive Software,
              Inc. (a) (c)..................        926
       7    Talx Corp. .....................        200
      29    THQ, Inc. (a) (c)...............        843
      27    Transaction Systems Architechs,
              Inc. (a)......................        656
      14    Verity, Inc. (a) (c)............        127
       8    Wind River Systems, Inc. (a)....        131
                                              ---------
                                                 16,838
                                              ---------
Specialty Retail (6.4%):
      19    Aaron Rents, Inc. ..............        483
      39    Abercrombie & Fitch Co. ........      2,653
      26    Advance Auto Parts, Inc. (a)....      1,663
      72    Aeropostale, Inc. (a) (c).......      2,405
      98    American Eagle Outfitters,
              Inc. .........................      3,016
      63    Barnes & Noble, Inc. (a)........      2,443
      73    Borders Group, Inc. ............      1,850
       4    Building Material Holding
              Corp. ........................        291
      15    Burlington Coat Factory
              Warehouse Corp. (c)...........        644
      12    Cato Corp. (The), Class A.......        248
       4    Children s Place, Inc. (a)......        172
      15    Christopher & Banks Corp. (c)...        278
      76    Claire's Stores, Inc. ..........      1,835

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Specialty Retail, continued:
       8    Cost Plus, Inc. (a) (c).........        200
      10    Dress Barn, Inc. (a)............        217
       7    Electronics Boutique Holdings
              Corp. (a) (c).................        439
      18    Finish Line, Inc., Class A......        346
      64    Foot Locker, Inc. ..............      1,744
      41    GameStop Corp., Class B (a).....      1,221
       7    Genesco, Inc. (a) (c)...........        260
      10    Goody's Family Clothing,
              Inc. .........................         77
       9    Group 1 Automotive, Inc. (a)....        219
      13    Guitar Center, Inc. (a) (c).....        757
       8    Gymboree Corp. (a) (c)..........        114
       7    Haverty Furniture Cos., Inc. ...        107
       8    Hibbett Sporting Goods, Inc. (a)
              (c)...........................        320
       6    Jo-Ann Stores, Inc. (a) (c).....        165
      31    Linens N Things, Inc. (a) (c)...        735
      38    Men's Wearhouse, Inc. (a) (c)...      1,310
      60    Michaels Stores, Inc. ..........      2,473
      38    Movie Gallery, Inc. (c).........      1,013
      25    O Reilly Automotive, Inc. (a)...        747
      37    Pacific Sunwear of California,
              Inc. (a)......................        854
     100    Payless Shoesource, Inc. (a)....      1,921
      12    Regis Corp. ....................        468
      65    Rent-A-Center, Inc. (a).........      1,522
      16    Sonic Automotive, Inc. (c)......        341
       7    Stage Stores, Inc. (a)..........        301
      13    Stein Mart, Inc. ...............        292
       7    TBC Corp. (a)...................        184
      14    Too, Inc. (a) (c)...............        317
      33    Williams-Sonoma, Inc. (a) (c)...      1,318
      62    Zale Corp. (a)..................      1,951
                                              ---------
                                                 39,914
                                              ---------
Textiles, Apparel & Luxury Goods (0.8%):
       4    Ashworth, Inc. (a)..............         38
       7    Brown Shoe Co., Inc. ...........        261
      15    Fossil, Inc. (a) (c)............        340
       2    Haggar Corp. ...................         32
      12    Kellwood Co. (c)................        326
       4    OshKosh B Gosh, Inc., Class A
              (c)...........................        111
       5    Oxford Industries, Inc. (c).....        210
      31    Phillips-Van Heusen (c).........      1,026
      12    Quiksilver, Inc. (a)............        192
      10    Russell Corp. ..................        211
      13    Stride Rite Corp. (c)...........        184
      44    Timberland Co., Class A (a).....      1,711
                                              ---------
                                                  4,642
                                              ---------

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Thrifts & Mortgage Finance (2.8%):
      33    Accredited Home Lenders Holding
              Co. (a) (c)...................      1,435
       8    Anchor Bancorp Wisconsin, Inc.
              (c)...........................        241
      89    Astoria Financial Corp. ........      2,536
      21    Bank Atlantic Bancorp, Inc.,
              Class A.......................        390
      12    Bankunited Financial Corp.,
              Class A (c)...................        318
      20    Brookline Bancorp, Inc. (c).....        330
      14    Commercial Federal Corp. .......        487
      13    Dime Community Bancshares.......        198
      10    Downey Financial Corp. .........        734
       6    FirstFed Financial Corp. (a)
              (c)...........................        331
      31    Flagstar Bancorp, Inc. (c)......        594
      30    Fremont General Corp. (c).......        735
      56    IndyMac Bancorp, Inc. ..........      2,264
      12    MAF Bancorp, Inc. (c)...........        508
     100    New York Community Bancorp, Inc.
              (c)...........................      1,811
       6    PMI Group, Inc. (c).............        219
      46    Radian Group, Inc. .............      2,153
      --(h) Sovereign Bancorp, Inc. ........         --(h)
       8    Sterling Financial Corp.(a).....        297
      35    Washington Federal, Inc. (c)....        822
      22    Webster Financial Corp. ........      1,020
                                              ---------
                                                 17,423
                                              ---------
Tobacco (0.1%):
      14    Alliance One International, Inc.
              (c)...........................         87
      10    Universal Corp. (c).............        437
                                              ---------
                                                    524
                                              ---------
Trading Companies & Distributors (0.6%):
      36    Applied Industrial Technologies,
              Inc. .........................      1,171
       3    Fastenal Co. (c)................        161
      69    Hughes Supply, Inc. (c).........      1,946
       3    Lawson Products, Inc. (c).......        120
       8    Watsco, Inc. (c)................        353
                                              ---------
                                                  3,751
                                              ---------
Water Utilities (0.2%):
       5    American States Water Co. (c)...        151
      36    Aqua America, Inc. (c)..........      1,083
                                              ---------
                                                  1,234
                                              ---------
Wireless Telecommunication Services (0.3%):
      43    Telephone & Data Systems,
              Inc. .........................      1,739
                                              ---------
  Total Long-Term Investments
    (Cost $514,365)                             624,721
                                              ---------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 86

JPMORGAN MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
SHORT-TERM INVESTMENT (0.3%):
Investment Company (0.3%):
   2,207    JPMorgan Liquid Assets Money
              Market Fund (b) (m)
              (Cost $2,207).................      2,207
                                              ---------
U.S. TREASURY OBLIGATIONS (0.0%) (G):
      40    U.S. Treasury Bills, 2.82%,
              07/28/05 (m)..................         40
      70    U.S. Treasury Bills, 3.65%,
              08/04/05 (m)..................         70
      50    U.S. Treasury Bills, 2.94%,
              09/15/05 (m)..................         49
                                              ---------
  Total U.S. Treasury Obligations
    (Cost $159)                                     159
                                              ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (29.3%):
Certificates of Deposit (1.9%):
   5,400    Canadian Imperial Bank NY,
              3.28%, 07/15/05...............      5,400
   5,000    Fifth Third, 3.30%, 07/01/05....      5,000
     583    Naxtexis Banques Populaires,
              3.62%, 07/01/05...............        583
     972    World Savings Bank FSB, 3.41%,
              09/15/05......................        972
                                              ---------
                                                 11,955
                                              ---------
Commercial Paper (1.0%):
   6,000    Goldman Sachs Group LP, 3.52%,
              07/01/05......................      6,000
                                              ---------
Master Note (0.9%):
   5,500    Morgan Stanley, 3.62%,
              07/01/05......................      5,500
                                              ---------
Medium Term Notes (6.3%):
     389    American Honda Finance Corp.,
              3.39%, 07/01/05...............        389
   5,000    Berkshire Hathaway Finance,
              3.18%, 07/11/05...............      5,000
   7,499    CC USA, Inc., 3.59%, 06/30/05...      7,499
     389    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05......................        389
     583    General Electric Co., 3.21%,
              07/25/05......................        583
   5,000    Greenwich Capital Finance
              Products, 3.74%, 07/01/05.....      5,000

 Shares
   or
Principal
Amount($)         Security Description        Value($)
---------   --------------------------------  ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Medium Term Notes, continued:
   1,360    Greenwich Capital Holdings,
              Inc., 3.73%, 07/11/05.........      1,360
     583    HBOS Treasury Services plc,
              3.13%, 07/01/05...............        583
   4,999    K2 (USA) LLC, 3.37%, 07/01/05...      4,999
            Lehman Brothers Holdings,
     389    3.40%, 07/01/05.................        389
     777    3.64%, 07/01/05.................        777
     583    Liberty Lighthouse Funding Co.
              LLC, 3.40%, 07/01/05..........        583
     291    MBIA Global Funding LLC, 3.41%,
              07/26/05......................        291
     583    Merrill Lynch & Co., 3.45%,
              07/01/05......................        583
            Sigma Finance, Inc.,
   8,813    3.59%, 07/01/05.................      8,813
     389    3.60%, 07/01/05.................        389
   1,071    3.69%, 07/01/05.................      1,071
   1,000    Wells Fargo & Co., 3.36%,
              07/01/05......................      1,000
                                              ---------
                                                 39,698
                                              ---------
Repurchase Agreements (19.2%):
  15,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchase price $15,001,
              collateralized by various
              equity and stock exchange
              securities....................     15,000
 105,050    UBS Securities LLC, 3.45%, dated
              06/30/05, due 07/01/05,
              repurchase price $105,060,
              collateralized by U.S. Agency
              Mortgages.....................    105,050
                                              ---------
                                                120,050
                                              ---------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $183,203)          183,203
                                              ---------
TOTAL INVESTMENTS (129.4%)
  (Cost $699,934)                               810,290
LIABILITIES IN EXCESS OF OTHER ASSETS
  (29.4%)                                      (184,229)
                                              ---------
NET ASSETS (100%)                             $ 626,061
                                              =========

------------
Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS     DESCRIPTION      EXPIRATION DATE   NOTIONAL VALUE AT 06/30/05   UNREALIZED APPRECIATION
---------------------------------------------------------------------------------------------------------------
        23            S&P Mid Cap 400    September, 2005             $1,583                       $22
        10             IMM MINI RUSL     September, 2005                643                        20
                                                                                                  ---
                                                                                                  $42
                                                                                                  ===

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS (88.0%):
COMMON STOCKS (88.0%) (P):
Aerospace & Defense (1.5%):
     145    Armor Holdings, Inc. (a).......       5,726
      59    DRS Technologies, Inc. ........       3,037
      70    Esterline Technologies Corp.
              (a)..........................       2,813
      94    Northrop Grumman Corp. ........       5,176
      59    Precision Castparts Corp. .....       4,604
                                             ----------
                                                 21,356
                                             ----------
Air Freight & Logistics (0.6%):
      89    CNF, Inc. .....................       3,995
     133    Ryder System, Inc. ............       4,850
                                             ----------
                                                  8,845
                                             ----------
Airlines (0.2%):
     172    Skywest, Inc. .................       3,130
                                             ----------
Auto Components (0.4%):
     414    Goodyear Tire & Rubber Co.
              (The) (a)....................       6,176
                                             ----------
Automobiles (0.4%):
     518    Ford Motor Co. ................       5,302
                                             ----------
Beverages (0.5%):
      84    Pepsi Bottling Group, Inc. ....       2,402
     176    PepsiAmericas, Inc. ...........       4,505
                                             ----------
                                                  6,907
                                             ----------
Biotechnology (2.0%):
     261    Applera Corp.- Applied
              Biosystems Group.............       5,138
     119    Cephalon, Inc. (a).............       4,737
      87    Gen-Probe, Inc. (a)............       3,159
      73    Invitrogen Corp. (a)...........       6,052
     241    Millennium Pharmaceuticals,
              Inc. (a).....................       2,235
     117    Telik, Inc. (a)................       1,895
     113    United Therapeutics Corp.
              (a)..........................       5,441
                                             ----------
                                                 28,657
                                             ----------
Building Products (0.1%):
      96    Lennox International, Inc. ....       2,029
                                             ----------
Capital Markets (0.9%):
      55    Bear Stearns Cos., Inc.
              (The)........................       5,708
      26    Goldman Sachs Group, Inc. .....       2,690
      56    Lehman Brothers Holdings,
              Inc. ........................       5,540
                                             ----------
                                                 13,938
                                             ----------
Chemicals (2.1%):
     100    Cabot Corp. ...................       3,301
     337    Crompton Corp. ................       4,764
      49    Eastman Chemical Co. ..........       2,726
      87    Georgia Gulf Corp. ............       2,700
      29    H.B. Fuller Co. ...............       1,004
     328    Hercules, Inc. (a).............       4,644

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Chemicals, continued:
       1    Lubrizol Corp. ................          30
     187    Lyondell Chemical Co. .........       4,935
     232    Olin Corp. ....................       4,231
      39    Rohm & Haas Co. ...............       1,813
                                             ----------
                                                 30,148
                                             ----------
Commercial Banks (2.4%):
     111    Bank of America Corp. .........       5,063
      93    Comerica, Inc. ................       5,377
     104    First Bancorp..................       4,186
      99    First Horizon National
              Corp. .......................       4,163
     128    Keycorp........................       4,239
      30    PNC Financial Services Group,
              Inc. ........................       1,647
     100    Popular, Inc. .................       2,524
      86    UnionBanCal Corp. .............       5,753
      34    Wachovia Corp. ................       1,688
                                             ----------
                                                 34,640
                                             ----------
Commercial Services & Supplies (1.7%):
     103    Career Education Corp. (a).....       3,782
     104    Cendant Corp. .................       2,320
      81    John H. Harland Co. ...........       3,065
      78    Chemed Corp. ..................       3,176
     158    Labor Ready, Inc. (a)..........       3,685
     163    R.R. Donnelley & Sons Co. .....       5,621
     136    Resources Connection, Inc.
              (a)..........................       3,161
                                             ----------
                                                 24,810
                                             ----------
Communications Equipment (2.5%):
     122    ADC Telecommunications, Inc.
              (a)..........................       2,655
     257    CommScope, Inc. (a)............       4,472
     226    Corning, Inc. (a)..............       3,749
     270    Emulex Corp. (a)...............       4,933
     107    F5 Networks, Inc. (a)..........       5,048
     327    Motorola, Inc. ................       5,980
     225    Tekelec (a)....................       3,780
     660    Tellabs, Inc. (a)..............       5,741
                                             ----------
                                                 36,358
                                             ----------
Computers & Peripherals (1.6%):
   1,099    Brocade Communications Systems,
              Inc. (a).....................       4,263
     435    Gateway, Inc. (a)..............       1,436
     221    Hewlett-Packard Co. ...........       5,187
     279    Seagate Technology (Cayman
              Islands) (a).................       4,893
     608    Sun Microsystems, Inc. (a).....       2,268
     433    Western Digital Corp. (a)......       5,805
                                             ----------
                                                 23,852
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 88

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Construction & Engineering (0.9%):
     273    Shaw Group, Inc. (The) (a).....       5,867
      49    URS Corp. (a)..................       1,831
      96    Washington Group International,
              Inc. (a).....................       4,898
                                             ----------
                                                 12,596
                                             ----------
Construction Materials (0.4%):
      63    Eagle Materials, Inc. .........       5,809
                                             ----------
Consumer Finance (0.3%):
     124    First Marblehead Corp. (The)
              (a)..........................       4,361
                                             ----------
Containers & Packaging (0.5%):
     286    Owens-Illinois, Inc. (a).......       7,157
                                             ----------
Distributors (0.1%):
      65    WESCO International, Inc.
              (a)..........................       2,055
                                             ----------
Diversified Financial Services (0.6%):
     107    CIT Group, Inc. ...............       4,606
      78    Citigroup, Inc. ...............       3,611
                                             ----------
                                                  8,217
                                             ----------
Diversified Telecommunication Services (0.4%):
     123    CenturyTel, Inc. ..............       4,262
      51    Commonwealth Telephone
              Enterprises, Inc. ...........       2,135
                                             ----------
                                                  6,397
                                             ----------
Electric Utilities (2.8%):
     143    American Electric Power Co.,
              Inc. ........................       5,255
     474    CenterPoint Energy, Inc. ......       6,255
     173    Edison International...........       6,996
     110    Northeast Utilities............       2,294
     233    Pepco Holdings, Inc. ..........       5,571
     129    PG&E Corp. ....................       4,832
      89    Progress Energy, Inc. .........       4,041
     122    TECO Energy, Inc. .............       2,310
      62    WPS Resources Corp. ...........       3,503
                                             ----------
                                                 41,057
                                             ----------
Electronic Equipment & Instruments (2.2%):
     207    Arrow Electronics, Inc. (a)....       5,616
     281    Avnet, Inc. (a)................       6,333
     293    Celestica, Inc. (Canada) (a)...       3,922
     146    Ingram Micro, Inc., Class A
              (a)..........................       2,289
      86    Itron, Inc. (a)................       3,846
     854    Sanmina-SCI Corp. (a)..........       4,672
   1,488    Solectron Corp. (a)............       5,639
                                             ----------
                                                 32,317
                                             ----------
Energy Equipment & Services (3.4%):
     134    Cal Dive International, Inc.
              (a)..........................       6,998
     195    Grant Prideco, Inc. (a)........       5,164
      55    Helmerich & Payne, Inc. .......       2,569
      53    Hydril (a).....................       2,865
     184    Lone Star Technologies, Inc.
              (a)..........................       8,393

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Energy Equipment & Services, continued:
     129    Oil States International, Inc.
              (a)..........................       3,237
     145    Patterson-UTI Energy, Inc. ....       4,024
     119    Superior Energy Services, Inc.
              (a)..........................       2,113
      85    Todco, Class A (a).............       2,194
     114    Unit Corp. (a).................       5,023
     244    Veritas DGC, Inc. (a)..........       6,761
                                             ----------
                                                 49,341
                                             ----------
Food & Staples Retailing (1.1%):
     264    Albertson's, Inc. .............       5,450
     124    Kroger Co. (The) (a)...........       2,350
     299    Safeway, Inc. .................       6,763
      52    SUPERVALU, Inc. ...............       1,692
                                             ----------
                                                 16,255
                                             ----------
Food Products (1.3%):
     102    Archer-Daniels-Midland Co. ....       2,187
     119    Dean Foods Co. (a).............       4,190
     222    Del Monte Foods Co. (a)........       2,387
     161    Pilgrim's Pride Corp., Class
              B............................       5,503
     190    Smithfield Foods, Inc. (a).....       5,190
      12    TreeHouse Foods, Inc. (a)......         340
                                             ----------
                                                 19,797
                                             ----------
Gas Utilities (0.6%):
      55    KeySpan Corp. .................       2,241
       9    Nicor, Inc. ...................         383
      98    Southern Union Co. (a).........       2,397
     150    UGI Corp. .....................       4,197
                                             ----------
                                                  9,218
                                             ----------
Health Care Equipment & Supplies (1.8%):
      69    Bausch & Lomb, Inc. ...........       5,746
     122    Baxter International, Inc. ....       4,522
      33    Biosite, Inc. (a)..............       1,812
     181    Boston Scientific Corp. (a)....       4,881
      67    Edwards Lifesciences Corp.
              (a)..........................       2,876
      61    Hillenbrand Industries,
              Inc. ........................       3,073
      59    Hospira, Inc. (a)..............       2,300
      39    Mentor Corp. ..................       1,612
       3    Varian, Inc. (a)...............         126
                                             ----------
                                                 26,948
                                             ----------
Health Care Providers & Services (4.6%):
      53    Aetna, Inc. ...................       4,431
      44    AmerisourceBergen Corp. .......       3,020
     120    Beverly Enterprises, Inc.
              (a)..........................       1,530
      35    Caremark Rx, Inc. (a)..........       1,547
      74    CIGNA Corp. ...................       7,880
     125    Express Scripts, Inc. (a)......       6,257
      66    Genesis HealthCare Corp. (a)...       3,054
      42    HCA, Inc. .....................       2,396
     122    Health Net, Inc. (a)...........       4,639

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Health Care Providers & Services, continued:
     178    Humana, Inc. (a)...............       7,075
     169    Kindred Healthcare, Inc. (a)...       6,677
      69    Magellan Health
              Services, Inc. (a)...........       2,431
      56    McKesson Corp. ................       2,486
      95    Pacificare Health Systems, Inc.
              (a)..........................       6,788
     314    QLT, Inc. (Canada) (a).........       3,267
      65    Universal Health Services,
              Inc., Class B................       4,037
                                             ----------
                                                 67,515
                                             ----------
Hotels, Restaurants & Leisure (3.0%):
     127    Ameristar Casinos, Inc. .......       3,307
     109    Brinker International, Inc.
              (a)..........................       4,349
     114    CBRL Group, Inc. ..............       4,436
     265    CKE Restaurants, Inc. .........       3,691
     191    Darden Restaurants, Inc. ......       6,314
     150    GTECH Holdings Corp. ..........       4,394
      69    Harrah's Entertainment,
              Inc. ........................       4,941
     143    Jack in the Box, Inc. (a)......       5,409
     118    La Quinta Corp. (a)............       1,103
     170    Penn National Gaming, Inc.
              (a)..........................       6,212
                                             ----------
                                                 44,156
                                             ----------
Household Durables (4.1%):
     118    American Greetings, Class A....       3,136
       8    Blyth, Inc. ...................         237
      60    Centex Corp. ..................       4,229
      51    D.R. Horton, Inc. .............       1,934
      63    Hovnanian Enterprises, Inc.
              (a)..........................       4,115
      17    KB Home........................       1,299
      69    Lennar Corp., Class A..........       4,385
      78    MDC Holdings, Inc. ............       6,383
      53    Meritage Homes Corp. (a).......       4,198
     112    Newell Rubbermaid, Inc. .......       2,665
      47    Pulte Homes, Inc. .............       3,992
      74    Standard-Pacific Corp. ........       6,471
     253    Tempur-Pedic International,
              Inc. (a).....................       5,612
      45    Toll Brothers, Inc. (a)........       4,577
      87    WCI Communities, Inc. (a)......       2,789
     146    Yankee Candle Co., Inc. .......       4,700
                                             ----------
                                                 60,722
                                             ----------
Household Products (0.3%):
      84    Clorox Co. ....................       4,671
                                             ----------
Industrial Conglomerates (0.2%):
      39    Teleflex, Inc. ................       2,320
                                             ----------
Insurance (4.4%):
     105    ACE Ltd. (Cayman Islands)......       4,695
     124    Allmerica Financial Corp.
              (a)..........................       4,594
      74    Allstate Corp. (The)...........       4,408
     134    American Financial Group,
              Inc. ........................       4,507
      38    Assurant, Inc. ................       1,388

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Insurance, continued:
      65    Chubb Corp. ...................       5,563
      83    First American Corp. ..........       3,348
      76    Hartford Financial Services
              Group, Inc. .................       5,690
      51    MBIA, Inc. ....................       3,002
     104    Metlife, Inc. .................       4,657
     118    Nationwide Financial Services,
              Inc. ........................       4,479
     111    Ohio Casualty Corp. ...........       2,675
     104    Safeco Corp. ..................       5,659
     310    UnumProvident Corp. ...........       5,684
     137    W.R. Berkley Corp. ............       4,903
                                             ----------
                                                 65,252
                                             ----------
Internet & Catalog Retail (0.3%):
      70    IAC/InterActiveCorp (a)........       1,674
     122    Priceline.com, Inc. (a)........       2,852
                                             ----------
                                                  4,526
                                             ----------
Internet Software & Services (1.4%):
     143    Infospace, Inc. (a)............       4,702
     256    Internet Security Systems
              (a)..........................       5,197
      98    McAfee, Inc. (a)...............       2,555
     174    VeriSign, Inc. (a).............       5,002
      63    Websense, Inc. (a).............       3,042
                                             ----------
                                                 20,498
                                             ----------
IT Services (1.7%):
      63    Alliance Data Systems Corp.
              (a)..........................       2,553
     265    BISYS Group, Inc. (The) (a)....       3,956
      76    CACI International, Inc., Class
              A (a)........................       4,779
     117    Computer Sciences Corp. (a)....       5,117
     177    CSG System International, Inc.
              (a)..........................       3,368
     121    Fiserv, Inc. (a)...............       5,197
                                             ----------
                                                 24,970
                                             ----------
Leisure Equipment & Products (0.3%):
     190    Eastman Kodak Co. .............       5,090
                                             ----------
Machinery (3.1%):
     294    AGCO Corp. (a).................       5,617
      71    Cummins, Inc. .................       5,275
      71    Deere & Co. ...................       4,628
      46    Ingersoll-Rand Co., Ltd.
              (Bermuda), Class A...........       3,254
     180    JLG Industries, Inc. ..........       4,955
     170    Navistar International Corp.
              (a)..........................       5,433
      71    PACCAR, Inc. ..................       4,835
      50    SPX Corp. .....................       2,321
     133    Terex Corp. (a)................       5,234
     202    Timken Co. ....................       4,676
                                             ----------
                                                 46,228
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 90

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Media (2.4%):
      64    Cablevision Systems New York
              Group, Class A (a)...........       2,061
      92    Catalina Marketing Corp. ......       2,326
     197    Emmis Communications Corp.,
              Class A (a)..................       3,476
      54    Gannett Co., Inc. .............       3,814
      32    Media General, Inc., Class A...       2,070
      28    Omnicom Group, Inc. ...........       2,248
      81    R.H. Donnelly Corp. (a)........       5,019
      67    Scholastic Corp. (a)...........       2,601
     316    Time Warner, Inc. (a)..........       5,284
      46    Tribune Co. ...................       1,634
                                             ----------
                                                 30,533
                                             ----------
Metals & Mining (1.4%):
     793    AK Steel Holding Corp. (a).....       5,083
      49    Freeport-McMoRan Copper & Gold,
              Inc., Class B................       1,818
      56    Phelps Dodge Corp. ............       5,213
     158    Steel Dynamics, Inc. ..........       4,159
     146    United States Steel Corp. .....       5,025
                                             ----------
                                                 21,298
                                             ----------
Multi-Utilities (1.8%):
     446    CMS Energy Corp. (a)...........       6,721
      60    Constellation Energy Group,
              Inc. ........................       3,480
      24    Dominion Resources, Inc. ......       1,759
     144    MDU Resources Group, Inc. .....       4,060
     174    Oneok, Inc. ...................       5,679
     103    Sempra Energy..................       4,257
                                             ----------
                                                 25,956
                                             ----------
Multiline Retail (0.5%):
      71    Federated Department Stores,
              Inc. ........................       5,169
      33    J.C. Penney Co., Holding
              Co. .........................       1,720
                                             ----------
                                                  6,889
                                             ----------
Oil, Gas & Consumable Fuels (4.2%):
      77    Anadarko Petroleum Corp. ......       6,333
      64    Cimarex Energy Co. (a).........       2,501
     116    ConocoPhillips.................       6,645
     142    Devon Energy Corp. ............       7,205
      95    Houston Exploration Co. (a)....       5,056
      62    Kerr-McGee Corp. ..............       4,696
      85    Marathon Oil Corp. ............       4,515
      89    Occidental Petroleum Corp. ....       6,855
      87    Overseas Shipholding Group,
              Inc. ........................       5,175
     114    Swift Energy Co. (a)...........       4,100
      37    Tesoro Corp. ..................       1,722
      24    Valero Energy Corp. ...........       1,893
     160    Vintage Petroleum, Inc. .......       4,880
                                             ----------
                                                 61,576
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Paper & Forest Products (0.7%):
     135    Georgia-Pacific Corp. .........       4,287
     217    Louisiana-Pacific Corp. .......       5,336
                                             ----------
                                                  9,623
                                             ----------
Personal Products (0.4%):
      62    Chattem, Inc. (a)..............       2,565
     151    NU Skin Enterprises, Inc.,
              Class A......................       3,512
                                             ----------
                                                  6,077
                                             ----------
Pharmaceuticals (2.4%):
     202    Angiotech Pharmaceuticals, Inc.
              (Canada) (a).................       2,804
     281    Biovail Corp. (Canada) (a).....       4,362
     652    King Pharmaceuticals, Inc.
              (a)..........................       6,794
     116    Kos Pharmaceuticals, Inc.
              (a)..........................       7,580
     112    Medicis Pharmaceutical Corp.,
              Class A......................       3,566
     108    Merck & Co., Inc. .............       3,313
     223    Schering-Plough Corp. .........       4,241
      70    Valeant Pharmaceuticals
              International................       1,235
      39    Wyeth..........................       1,758
                                             ----------
                                                 35,653
                                             ----------
Real Estate (0.8%):
      16    Camden Property Trust (REIT)...         881
      52    CBL & Associates Properties,
              Inc. (REIT)..................       2,226
      52    Equity Residential (REIT)......       1,909
      42    General Growth Properties, Inc.
              (REIT).......................       1,719
      40    Liberty Property Trust
              (REIT).......................       1,767
      83    Trizec Properties, Inc.
              (REIT).......................       1,699
      20    Vornado Realty Trust (REIT)....       1,644
                                             ----------
                                                 11,845
                                             ----------
Road & Rail (1.3%):
      76    Burlington Northern Santa Fe
              Corp. .......................       3,592
     120    CSX Corp. .....................       5,125
     239    Laidlaw International, Inc.
              (a)..........................       5,749
     102    Yellow Roadway Corp. (a).......       5,190
                                             ----------
                                                 19,656
                                             ----------
Semiconductors & Semiconductor Equipment (3.3%):
     280    Freescale Semiconductor, Inc.,
              Class B (a)..................       5,920
     106    Integrated Device Technology,
              Inc. (a).....................       1,137
     214    Intel Corp. ...................       5,587
     113    KLA-Tencor Corp. ..............       4,954
     190    Lam Research Corp. (a).........       5,490
     810    LSI Logic Corp. (a)............       6,877
     239    Micron Technology, Inc. (a)....       2,445

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Semiconductors & Semiconductor Equipment, continued:
     352    Omnivision Technologies, Inc.
              (a)..........................       4,782
     243    Sigmatel, Inc. (a).............       4,165
     943    Skyworks Solutions, Inc. (a)...       6,947
                                             ----------
                                                 48,304
                                             ----------
Software (3.0%):
      --(h) Activision, Inc. (a)...........          --(h)
     577    BEA Systems, Inc. (a)..........       5,066
     322    BMC Software, Inc. (a).........       5,772
     342    Cadence Design Systems, Inc.
              (a)..........................       4,672
      82    Intuit, Inc. (a)...............       3,719
     712    Parametric Technology Corp.
              (a)..........................       4,539
     161    Serena Software, Inc. (a)......       3,106
     268    Sybase, Inc. (a)...............       4,913
     200    Take-Two Interactive Software,
              Inc. (a).....................       5,099
     221    THQ, Inc. (a)..................       6,469
                                             ----------
                                                 43,355
                                             ----------
Specialty Retail (3.9%):
     227    American Eagle Outfitters,
              Inc. ........................       6,965
     300    Autonation, Inc. (a)...........       6,163
      63    Barnes & Noble, Inc. (a).......       2,455
     588    Blockbuster, Inc. .............       5,365
     221    Claire's Stores, Inc. .........       5,306
      49    Men's Wearhouse, Inc. (a)......       1,680
     178    Movie Gallery, Inc. ...........       4,706
     187    Pacific Sunwear of California,
              Inc. (a).....................       4,298
     312    Payless Shoesource, Inc. (a)...       5,986
     198    Rent-A-Center, Inc. (a)........       4,601
      94    Sherwin-Williams Co. (The).....       4,442
     166    Sports Authority, Inc. (The)
              (a)..........................       5,268
      18    Too, Inc. (a)..................         428
                                             ----------
                                                 57,663
                                             ----------
Textiles, Apparel & Luxury Goods (1.8%):
     107    Jones Apparel Group, Inc. .....       3,336
      85    K-Swiss, Inc., Class A.........       2,754
     105    Phillips-Van Heusen............       3,443
      69    Polo Ralph Lauren Corp. .......       2,960
      91    Reebok International Ltd. .....       3,786
     124    Timberland Co., Class A (a)....       4,788
     100    V.F. Corp. ....................       5,749
                                             ----------
                                                 26,816
                                             ----------
Thrifts & Mortgage Finance (1.9%):
     141    Accredited Home Lenders Holding
              Co. (a)......................       6,209
     120    Countrywide Financial Corp. ...       4,646
     340    Doral Financial Corp. .........       5,631

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG POSITIONS, CONTINUED:
Common Stocks, continued:
Thrifts & Mortgage Finance, continued:
     190    Flagstar Bancorp, Inc. ........       3,605
      94    IndyMac Bancorp, Inc. .........       3,846
      58    MGIC Investment Corp. .........       3,782
                                             ----------
                                                 27,719
                                             ----------
Tobacco (0.7%):
     140    Loews Corp. -- Carolina
              Group........................       4,673
      70    Reynolds American, Inc. .......       5,553
                                             ----------
                                                 10,226
                                             ----------
Trading Companies & Distributors (0.5%):
      88    Applied Industrial
              Technologies, Inc. ..........       2,842
     170    Hughes Supply, Inc. ...........       4,770
                                             ----------
                                                  7,612
                                             ----------
Wireless Telecommunication Services (0.3%):
      79    NII Holdings, Inc. (a).........       5,046
                                             ----------
  Total Long Positions
    (Cost
$1,176,825)                                   1,289,468
                                             ----------
SHORT-TERM INVESTMENT (9.1%):
Investment Company (9.1%):
 132,661    JPMorgan Liquid Assets Money
              Market Fund (b) (m)
              (Cost $132,661)..............     132,661
                                             ----------
TOTAL INVESTMENTS (97.1%)
                          (Cost $1,309,486)   1,422,129
OTHER ASSETS IN EXCESS OF LIABILITIES
(2.9%)                                           42,379
                                             ----------
NET ASSETS (100%)                            $1,464,508
                                             ==========
SHORT POSITIONS (87.6%):
COMMON STOCKS (87.6%):
Aerospace & Defense (1.0%):
      95    Boeing Co. ....................       6,278
      92    Engineered Support Systems,
              Inc. ........................       3,301
     141    Hexcel Corp. (a)...............       2,383
      46    Rockwell Collins, Inc. ........       2,184
                                             ----------
                                                 14,146
                                             ----------
Air Freight & Logistics (0.9%):
     170    EGL, Inc. (a)..................       3,464
      93    Expeditors International of
              Washington, Inc. ............       4,607
      72    United Parcel Service, Inc.,
              Class B......................       4,976
                                             ----------
                                                 13,047
                                             ----------
Airlines (0.6%):
     359    Airtran Holdings, Inc. (a).....       3,318
     256    JetBlue Airways Corp. (a)......       5,236
                                             ----------
                                                  8,554
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 92

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Auto Components (0.8%):
     826    Delphi Corp. ..................       3,839
     308    Gentex Corp. ..................       5,598
     443    Visteon Corp. .................       2,673
                                             ----------
                                                 12,110
                                             ----------
Automobiles (0.2%):
     110    Winnebago Industries, Inc. ....       3,600
                                             ----------
Banks (0.1%):
      27    People's Bank..................         813
                                             ----------
Beverages (0.6%):
      29    Brown-Forman Corp., Class B....       1,776
     181    Constellation Brands, Inc.,
              Class A (a)..................       5,337
      22    Molson Coors Brewing Co., Class
              B............................       1,371
                                             ----------
                                                  8,484
                                             ----------
Biotechnology (1.2%):
     119    Alkermes, Inc. (a).............       1,571
     130    Chiron Corp. (a)...............       4,541
     138    ImClone Systems, Inc. (a)......       4,265
     118    Martek Biosciences Corp. (a)...       4,489
      23    Neurocrine Biosciences, Inc.
              (a)..........................         961
      50    Vertex Pharmaceuticals, Inc.
              (a)..........................         840
      32    Vicuron Pharmaceuticals, Inc.
              (a)..........................         902
                                             ----------
                                                 17,569
                                             ----------
Building Products (0.1%):
      43    American Standard Cos.,
              Inc. ........................       1,813
       9    Simpson Manufacturing Co.,
              Inc. ........................         263
                                             ----------
                                                  2,076
                                             ----------
Casinos & Gaming (0.1%):
      40    Shuffle Master, Inc. (a).......       1,134
                                             ----------
Capital Markets (3.6%):
      61    Affiliated Managers Group, Inc.
              (a)..........................       4,192
      74    Bank of New York Co., Inc.
              (The)........................       2,136
     519    Charles Schwab Corp. (The).....       5,849
     205    Eaton Vance Corp. .............       4,902
     175    Federated Investors, Inc.,
              Class B......................       5,261
     407    Janus Capital Group, Inc. .....       6,126
      43    Legg Mason, Inc. ..............       4,444
      69    Mellon Financial Corp. ........       1,979
      25    Morgan Stanley.................       1,309
      58    National Financial Partners
              Corp. .......................       2,251
     141    Raymond James Financial,
              Inc. ........................       3,979
      36    SEI Investments Co. ...........       1,326
      60    State Street Corp. ............       2,911
      59    T. Rowe Price Group, Inc. .....       3,723
     158    Waddell & Reed Financial,
              Inc. ........................       2,928
                                             ----------
                                                 53,316
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Chemicals (1.1%):
      43    Air Products & Chemicals,
              Inc. ........................       2,620
      24    Cytec Industries, Inc. ........         944
     163    Ecolab, Inc. ..................       5,264
     107    El Du Pont de Nemours & Co. ...       4,597
      55    Sigma-Aldrich Corp. ...........       3,072
                                             ----------
                                                 16,497
                                             ----------
Commercial Banks (3.1%):
     133    Amegy Bancorp, Inc. ...........       2,970
      76    Cullen/Frost Bankers, Inc. ....       3,604
     120    Fifth Third Bancorp............       4,926
     166    Greater Bay Bancorp............       4,384
      31    Hudson United Bancorp..........       1,108
     155    Regions Financial Corp. .......       5,239
      63    Sky Financial Group, Inc. .....       1,764
      86    South Financial Group, Inc.
              (The)........................       2,442
     153    Synovus Financial Corp. .......       4,373
     155    TD Banknorth, Inc. ............       4,607
     166    UCBH Holdings, Inc. ...........       2,693
      39    Westamerica Bancorp............       2,066
      70    Wilmington Trust Corp. ........       2,509
      42    Wintrust Financial Corp. ......       2,176
                                             ----------
                                                 44,861
                                             ----------
Commercial Services & Supplies (2.7%):
      61    Apollo Group, Inc., Class A
              (a)..........................       4,736
      42    Avery Dennison Corp. ..........       2,203
     125    ChoicePoint, Inc. (a)..........       5,007
     112    Cintas Corp. ..................       4,319
      71    Corrections Corp. of America
              (a)..........................       2,785
     260    DeVry, Inc. (a)................       5,180
     115    Herman Miller, Inc. ...........       3,556
     153    ServiceMaster Co. (The)........       2,055
     103    Stericycle, Inc. (a)...........       5,159
      47    Strayer Education, Inc. .......       4,043
                                             ----------
                                                 39,043
                                             ----------
Communications Equipment (3.2%):
   1,470    3Com Corp. (a).................       5,349
     119    Avocent Corp. (a)..............       3,108
      87    Belden CDT, Inc. ..............       1,841
     141    Comverse Technology, Inc.
              (a)..........................       3,339
     428    Foundry Networks, Inc. (a).....       3,695
     155    Interdigital Communications
              Corp. (a)....................       2,716
   3,190    JDS Uniphase Corp. (a).........       4,849
     235    Juniper Networks, Inc. (a).....       5,912
     320    Lucent Technologies, Inc.
              (a)..........................         930
   2,015    Nortel Networks Corp. (Canada)
              (a)..........................       5,260

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Communications Equipment, continued:
     139    QUALCOMM, Inc. ................       4,594
      79    Research In Motion Ltd.
              (Canada) (a).................       5,858
                                             ----------
                                                 47,451
                                             ----------
Computers & Peripherals (1.3%):
     106    ATI Technologies, Inc.
              (Canada).....................       1,259
      98    Avid Technology, Inc. (a)......       5,234
      68    Electronics for Imaging, Inc.
              (a)..........................       1,441
     333    EMC Corp. (a)..................       4,566
      43    PalmOne, Inc. (a)..............       1,289
     220    UNOVA, Inc. (a)................       5,849
                                             ----------
                                                 19,638
                                             ----------
Construction & Engineering (1.0%):
     113    Dycom Industries, Inc. (a).....       2,241
     109    Fluor Corp. ...................       6,254
     112    Jacobs Engineering Group, Inc.
              (a)..........................       6,296
                                             ----------
                                                 14,791
                                             ----------
Consumer Finance (0.9%):
     265    MBNA Corp. ....................       6,920
     111    SLM Corp. .....................       5,621
                                             ----------
                                                 12,541
                                             ----------
Containers & Packaging (0.9%):
     182    Bemis Co. .....................       4,818
     207    Packaging Corp. of America.....       4,367
     327    Smurfit-Stone Container Corp.
              (a)..........................       3,329
                                             ----------
                                                 12,514
                                             ----------
Distributors (0.1%):
      47    Genuine Parts Co. .............       1,927
                                             ----------
Diversified Consumer Services (0.4%):
      99    Regis Corp. ...................       3,867
     328    Service Corp. International....       2,628
                                             ----------
                                                  6,495
                                             ----------
Diversified Financial Services (0.8%):
      16    Chicago Mercantile Exchange
              Holdings, Inc. ..............       4,656
     638    Knight Capital Group, Inc.,
              Class A (a)..................       4,863
      43    Moody's Corp. .................       1,926
                                             ----------
                                                 11,445
                                             ----------
Diversified Telecommunication Services (0.3%):
     370    Citizens Communications Co. ...       4,967
                                             ----------
Electric Utilities (3.0%):
     195    Allegheny Energy, Inc. (a).....       4,924
     107    Ameren Corp. ..................       5,937
      91    Black Hills Corp. .............       3,338
     120    Consolidated Edison, Inc. .....       5,644
      51    DTE Energy Co. ................       2,380

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Electric Utilities, continued:
     164    Duquesne Light Holdings,
              Inc. ........................       3,071
      89    El Paso Electric Co. (a).......       1,823
      84    Exelon Corp. ..................       4,303
     166    Hawaiian Electric Industries,
              Inc. ........................       4,442
     104    Idacorp, Inc. .................       3,180
     132    Southern Co. (The).............       4,577
                                             ----------
                                                 43,619
                                             ----------
Electrical Equipment (1.0%):
     228    American Power Conversion
              Corp. .......................       5,380
      49    Ametek, Inc. ..................       2,038
      70    Hubbell, Inc., Class B.........       3,087
      63    Roper Industries, Inc. ........       4,462
                                             ----------
                                                 14,967
                                             ----------
Electronic Equipment & Instruments (1.4%):
      88    CDW Corp. .....................       5,018
     100    Cognex Corp. ..................       2,629
     181    Flir Systems, Inc. (a).........       5,387
     187    Molex, Inc. ...................       4,882
      82    National Instruments Corp. ....       1,746
      55    Tektronix, Inc. ...............       1,274
                                             ----------
                                                 20,936
                                             ----------
Energy Equipment & Services (3.1%):
      49    BJ Services Co. ...............       2,573
      54    Carbo Ceramics, Inc. ..........       4,281
     156    ENSCO International, Inc. .....       5,585
     111    FMC Technologies, Inc. (a).....       3,540
      51    Halliburton Co. ...............       2,461
     324    Hanover Compressor Co. (a).....       3,729
      80    National-Oilwell Varco, Inc.
              (a)..........................       3,826
      34    Noble Corp. (Cayman Islands)...       2,073
      71    Schlumberger Ltd. (Neth.
              Antilles)....................       5,381
      83    Smith International, Inc. .....       5,260
     102    Weatherford International Ltd.
              (Bermuda) (a)................       5,905
                                             ----------
                                                 44,614
                                             ----------
Food & Staples Retailing (2.0%):
     207    CVS Corp. .....................       6,015
     989    Rite Aid Corp. (a).............       4,132
     138    Sysco Corp. ...................       4,982
     123    United Natural Foods, Inc.
              (a)..........................       3,725
      89    Walgreen Co. ..................       4,079
      57    Whole Foods Market, Inc. ......       6,750
                                             ----------
                                                 29,683
                                             ----------
Food Products (1.9%):
     170    Campbell Soup Co. .............       5,223
      57    ConAgra Foods, Inc. ...........       1,322
     221    Corn Products International,
              Inc. ........................       5,249

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 94

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Food Products, continued:
      21    Hershey Foods Corp. ...........       1,323
     104    JM Smucker Co. (The)...........       4,891
     143    McCormick & Co., Inc. (Non-
              Voting)......................       4,660
      83    Wm. Wrigley Jr. Co. ...........       5,720
                                             ----------
                                                 28,388
                                             ----------
Gas Utilities (0.2%):
     132    Piedmont Natural Gas Co. ......       3,165
      --(h) Southern Union Co. (a).........          --(h)
                                             ----------
                                                  3,165
                                             ----------
Health Care Equipment & Supplies (4.2%):
     132    Advanced Medical Optics, Inc.
              (a)..........................       5,261
      48    Alcon, Inc. (Switzerland)......       5,248
      93    Biomet, Inc. ..................       3,211
      38    Cooper Cos., Inc. (The)........       2,287
     135    Cyberonics, Inc. (a)...........       5,840
      84    Fisher Scientific
              International,
              Inc. (a).....................       5,431
      42    Medtronic, Inc. ...............       2,174
     113    Millipore Corp. (a)............       6,417
     121    Patterson Cos., Inc. (a).......       5,463
      50    PolyMedica Corp. ..............       1,794
      72    Resmed, Inc. (a)...............       4,763
     121    St. Jude Medical, Inc. (a).....       5,261
     106    Stryker Corp. .................       5,026
     110    Wright Medical Group, Inc.
              (a)..........................       2,934
                                             ----------
                                                 61,110
                                             ----------
Health Care Providers & Services (3.1%):
      38    American Healthways, Inc. .....       1,590
      73    Andrx Corp. ...................       1,480
     108    Covance, Inc. (a)..............       4,865
     102    DaVita, Inc. (a)...............       4,639
     143    Henry Schein, Inc. (a).........       5,949
     208    IMS Health, Inc. ..............       5,156
      95    LCA Vision, Inc. ..............       4,598
      94    Priority Healthcare Corp.,
              Class B (a)..................       2,394
      95    Psychiatric Solutions, Inc.
              (a)..........................       4,621
     491    Tenet Healthcare Corp. (a).....       6,006
     189    VCA Antech, Inc. (a)...........       4,582
                                             ----------
                                                 45,880
                                             ----------
Hotels, Restaurants & Leisure (2.7%):
     169    Aztar Corp. (a)................       5,786
      53    Cheesecake Factory, Inc.
              (The)........................       1,832
      82    Gaylord Entertainment Co.
              (a)..........................       3,790
      40    IHOP Corp. ....................       1,731
     166    International Game
              Technology...................       4,659
       8    Rare Hospitality International,
              Inc. (a).....................         232

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Hotels, Restaurants & Leisure, continued:
     233    Scientific Games Corp., Class A
              (a)..........................       6,265
      88    Starbucks Corp. (a)............       4,555
     202    WMS Industries, Inc. (a).......       6,812
      95    Wynn Resorts Ltd. (a)..........       4,495
                                             ----------
                                                 40,157
                                             ----------
Household Durables (1.8%):
      59    Ethan Allen Interiors, Inc. ...       1,968
      54    Fortune Brands, Inc. ..........       4,807
      29    Harman International
              Industries, Inc. ............       2,371
     118    Jarden Corp. (a)...............       6,373
      56    Mohawk Industries, Inc. (a)....       4,628
     160    Snap-On, Inc. .................       5,482
                                             ----------
                                                 25,629
                                             ----------
Household Products (0.2%):
      48    Colgate-Palmolive Co. .........       2,372
                                             ----------
Industrial Conglomerates (0.6%):
      64    3M Co. ........................       4,659
      25    Carlisle Cos., Inc. ...........       1,685
      74    General Electric Co. ..........       2,559
                                             ----------
                                                  8,903
                                             ----------
Insurance (1.4%):
      59    Aflac, Inc. ...................       2,570
     180    Gallagher (Arthur J.) & Co. ...       4,883
       8    Markel Corp. (a)...............       2,544
     177    Marsh & McLennan Cos., Inc. ...       4,908
     153    St. Paul Travelers Cos., Inc.
              (The)........................       6,036
                                             ----------
                                                 20,941
                                             ----------
Internet & Catalog Retail (0.4%):
      57    Coldwater Creek, Inc. (a)......       1,417
     126    eBay, Inc. (a).................       4,150
                                             ----------
                                                  5,567
                                             ----------
Internet Software & Services (1.3%):
     234    Akamai Technologies, Inc.
              (a)..........................       3,073
     522    CNET Networks, Inc. (a)........       6,132
      17    Google, Inc., Class A (a)......       4,880
     274    Openwave Systems, Inc. (a).....       4,492
                                             ----------
                                                 18,577
                                             ----------
IT Services (2.0%):
     112    Automatic Data Processing,
              Inc. ........................       4,716
     569    BearingPoint, Inc. (a).........       4,170
     289    Ceridian Corp. (a).............       5,634
     151    Hewitt Associates, Inc., Class
              A (a)........................       3,998
     177    Iron Mountain, Inc. (a)........       5,484
      77    Paychex, Inc. .................       2,498

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
IT Services, continued:
      67    Sapient Corp. (a)..............         533
     448    Unisys Corp. (a)...............       2,839
                                             ----------
                                                 29,872
                                             ----------
Leisure Equipment & Products (0.9%):
     342    Callaway Golf Co. .............       5,280
     146    Marvel Enterprises, Inc. (a)...       2,875
     128    SCP Pool Corp. ................       4,486
                                             ----------
                                                 12,641
                                             ----------
Machinery (2.3%):
     111    Actuant Corp., Class A (a).....       5,319
      77    Clarcor, Inc. .................       2,248
     145    Donaldson Co., Inc. ...........       4,399
      28    ESCO Technologies, Inc. (a)....       2,813
     138    Graco, Inc. ...................       4,692
      77    Kaydon Corp. ..................       2,151
     185    Pall Corp. ....................       5,612
     176    Trinity Industries, Inc. ......       5,644
      24    Watts Water Technologies, Inc.,
              Class A......................         799
                                             ----------
                                                 33,677
                                             ----------
Marine (0.0%) (g):
      13    Alexander & Baldwin, Inc. .....         602
                                             ----------
Media (2.9%):
      57    Advo, Inc. ....................       1,812
     120    Cox Radio, Inc., Class A (a)...       1,882
     167    Crown Castle International
              Corp. (a)....................       3,390
       8    Cumulus Media, Inc., Class A
              (a)..........................          89
     342    DIRECTV Group, Inc. (The)
              (a)..........................       5,300
     137    Dow Jones & Co., Inc. .........       4,846
     106    E.W. Scripps Co., Class A......       5,149
     155    Interpublic Group of Cos., Inc.
              (a)..........................       1,886
     128    Lamar Advertising Co.,
              Class A (a)..................       5,475
     219    News Corp., Class A............       3,542
     174    Univision Communications, Inc.,
              Class A (a)..................       4,803
       3    Washington Post Co. (The),
              Class B......................       2,275
      95    Westwood One, Inc. ............       1,950
                                             ----------
                                                 42,399
                                             ----------
Metals & Mining (1.6%):
     168    Alcoa, Inc. ...................       4,388
     126    Arch Coal, Inc. ...............       6,863
   1,311    Coeur d'Alene Mines Corp.
              (a)..........................       4,759
      98    Massey Energy Co. .............       3,685
      41    Peabody Energy Corp. ..........       2,135
      61    Worthington Industries,
              Inc. ........................         961
                                             ----------
                                                 22,791
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Multi-Utilities (1.6%):
     986    Calpine Corp. (a)..............       3,354
     909    Dynegy, Inc., Class A (a)......       4,420
      79    Equitable Resources, Inc. .....       5,375
      95    Public Service Enterprise
              Group, Inc. .................       5,785
     302    Sierra Pacific Resources (a)...       3,764
                                             ----------
                                                 22,698
                                             ----------
Multiline Retail (1.0%):
     342    99 Cents Only Stores (a).......       4,344
      57    Dollar General Corp. ..........       1,161
      44    Family Dollar Stores, Inc. ....       1,139
      89    Kohl's Corp. (a)...............       4,969
      15    Sears Holdings Corp. (a).......       2,273
                                             ----------
                                                 13,886
                                             ----------
Office Electronics (0.3%):
     116    Zebra Technologies Corp., Class
              A (a)........................       5,063
                                             ----------
Oil, Gas & Consumable Fuels (4.1%):
      62    Ashland, Inc. (a)..............       4,439
      52    Cabot Oil & Gas Corp. .........       1,802
     118    Denbury Resources, Inc. (a)....       4,688
      92    Encore Acquisition Co. (a).....       3,783
      87    Exxon Mobil Corp. .............       5,020
      61    Kinder Morgan, Inc. ...........       5,035
     100    Murphy Oil Corp. ..............       5,214
     109    Pioneer Natural Resources
              Co. .........................       4,567
     113    Plains Exploration & Production
              Co. (a)......................       4,032
     113    Quicksilver Resources, Inc.
              (a)..........................       7,247
     195    Range Resources Corp. .........       5,236
     146    Spinnaker Exploration Co.
              (a)..........................       5,192
     121    XTO Energy, Inc. ..............       4,123
                                             ----------
                                                 60,378
                                             ----------
Paper & Forest Products (0.4%):
     148    Bowater, Inc. .................       4,783
      47    International Paper Co. .......       1,411
                                             ----------
                                                  6,194
                                             ----------
Personal Products (1.0%):
      90    Alberto-Culver Co. ............       3,887
      65    Avon Products, Inc. ...........       2,469
      92    Estee Lauder Cos., Inc., Class
              A............................       3,604
     199    NBTY, Inc. (a).................       5,173
                                             ----------
                                                 15,133
                                             ----------
Pharmaceuticals (2.6%):
     171    Endo Pharmaceuticals Holdings,
              Inc. (a).....................       4,499
     225    Impax Laboratories, Inc. (a)...       3,533
     180    IVAX Corp. (a).................       3,868
     174    Medicines Co. (a)..............       4,061

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 96

JPMORGAN MULTI-CAP MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Pharmaceuticals, continued:
     309    Nektar Therapeutics (a)........       5,198
     104    Par Pharmaceutical Cos, Inc.
              (a)..........................       3,302
     172    Perrigo Co. ...................       2,405
     109    Sepracor, Inc. (a).............       6,556
     147    Taro Pharmaceuticals Industries
              (Israel) (a).................       4,278
                                             ----------
                                                 37,700
                                             ----------
Real Estate (0.7%):
      24    Arden Realty, Inc. (REIT)......         857
      18    BRE Properties, Inc. (REIT)....         768
      34    Centerpoint Properties Trust
              (REIT).......................       1,450
     104    Crescent Real Estate EQT Co.
              (REIT).......................       1,941
      29    Federal Realty Investment Trust
              (REIT).......................       1,703
      26    Post Properties, Inc. (REIT)...         931
      54    Weingarten Realty Investors
              (REIT).......................       2,105
                                             ----------
                                                  9,755
                                             ----------
Road & Rail (0.3%):
      58    Knight Transportation, Inc. ...       1,415
      99    Landstar System, Inc. (a)......       2,988
                                             ----------
                                                  4,403
                                             ----------
Semiconductors & Semiconductor Equipment (4.1%):
     346    Advanced Micro Devices, Inc.
              (a)..........................       6,008
     126    Altera Corp. (a)...............       2,501
      79    Analog Devices, Inc. ..........       2,942
   1,414    Atmel Corp. (United Kingdom)
              (a)..........................       3,352
     102    ATMI, Inc. (a).................       2,967
     404    Cypress Semiconductor Corp.
              (a)..........................       5,085
     132    Formfactor, Inc. (a)...........       3,497
     130    Integrated Circuit Systems,
              Inc. (a).....................       2,683
     120    Microsemi Corp. (a)............       2,248
     614    PMC-Sierra, Inc. (a)...........       5,725
     353    Rambus, Inc. (a)...............       4,723
   1,206    RF Micro Devices, Inc. (a).....       6,549
      88    Semtech Corp. (a)..............       1,464
     444    Teradyne, Inc. (a).............       5,319
     186    Xilinx, Inc. ..................       4,751
                                             ----------
                                                 59,814
                                             ----------
Software (2.2%):
     105    Adobe Systems, Inc. ...........       3,014
     154    Autodesk, Inc. ................       5,297
      97    Electronic Arts, Inc. (a)......       5,515

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
SHORT POSITIONS, CONTINUED:
Common Stocks, continued:
Software, continued:
      38    Factset Research Systems,
              Inc. ........................       1,353
     117    Jack Henry & Associates,
              Inc. ........................       2,144
     191    Oracle Corp. (a)...............       2,525
     162    Red Hat, Inc. (a)..............       2,119
     557    Siebel Systems, Inc. ..........       4,957
     709    TIBCO Software, Inc. (a).......       4,635
                                             ----------
                                                 31,559
                                             ----------
Specialty Retail (4.1%):
     204    AnnTaylor Stores Corp. (a).....       4,961
     175    Bebe Stores, Inc. .............       4,627
     139    Cabela's, Inc., Class A (a)....       2,967
     233    CarMax, Inc. (a)...............       6,196
      90    Chico's FAS, Inc. (a)..........       3,073
     123    Dick's Sporting Goods, Inc.
              (a)..........................       4,753
     146    Office Depot, Inc. (a).........       3,337
     292    PEP Boys-Manny Moe & Jack......       3,953
      66    Petco Animal Supplies, Inc.
              (a)..........................       1,947
     333    Pier 1 Imports, Inc. ..........       4,722
     145    Select Comfort Corp. (a).......       3,110
     158    Tiffany & Co. .................       5,168
     121    Tractor Supply Co. (a).........       5,964
      61    Weight Watchers International,
              Inc. (a).....................       3,174
      50    Williams-Sonoma, Inc. (a)......       1,979
                                             ----------
                                                 59,931
                                             ----------
Textiles, Apparel & Luxury Goods (0.4%):
     192    Coach, Inc. (a)................       6,444
                                             ----------
Thrifts & Mortgage Finance (0.6%):
     124    Hudson City Bancorp, Inc. .....       1,420
     134    Independence Community Bank
              Corp. .......................       4,947
      36    Webster Financial Corp. .......       1,689
                                             ----------
                                                  8,056
                                             ----------
Trading Companies & Distributors (0.4%):
      93    Fastenal Co. ..................       5,707
                                             ----------
Wireless Telecommunication Services (0.8%):
     326    American Tower Corp., Class A
              (a)..........................       6,853
     205    BellSouth Corp. ...............       5,457
                                             ----------
                                                 12,310
                                             ----------
TOTAL SHORT POSITIONS (87.6%)
  (Cost $1,209,020)                           1,282,540
                                             ----------

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  ---------
LONG-TERM INVESTMENTS (97.6%):
COMMON STOCKS (97.6%):
Aerospace & Defense (1.9%):
     163    Argon St., Inc. (a)..............      5,789
     185    Engineered Support Systems, Inc.
              (c)............................      6,619
                                               ---------
                                                  12,408
                                               ---------
Air Freight & Logistics (0.6%):
      59    UTI Worldwide, Inc. (c)..........      4,139
                                               ---------
Airlines (0.6%):
     220    Skywest, Inc. ...................      4,002
                                               ---------
Biotechnology (3.9%):
     143    Alexion Pharmaceuticals, Inc. (a)
              (c)............................      3,305
     152    Cubist Pharmaceuticals, Inc. (a)
              (c)............................      1,997
      82    CV Therapeutics, Inc. (a) (c)....      1,837
     111    Idenix Pharmaceuticals, Inc. (a)
              (c)............................      2,404
     478    Incyte Corp. (a) (c).............      3,415
     227    Nabi Biopharmaceuticals (a)
              (c)............................      3,460
     179    Rigel Pharmaceuticals, Inc. (a)
              (c)............................      3,560
     141    Telik, Inc. (a) (c)..............      2,287
      63    United Therapeutics Corp. (a)
              (c)............................      3,053
                                               ---------
                                                  25,318
                                               ---------
Building Products (0.7%):
     151    Simpson Manufacturing
              Co., Inc. (c)..................      4,624
                                               ---------
Capital Markets (0.9%):
     138    Greenhill & Co., Inc. (c)........      5,570
                                               ---------
Commercial Banks (2.9%):
     176    East-West Bancorp, Inc. (c)......      5,904
     216    EuroBancshares, Inc. (a).........      3,460
     224    Texas Capital Bancshares, Inc.
              (a) (c)........................      4,424
      30    West Coast Bancorp...............        735
      19    Western Alliance Bankcorp (a)....        490
      65    Wintrust Financial Corp. (c).....      3,382
                                               ---------
                                                  18,395
                                               ---------
Commercial Services & Supplies (5.3%):
     187    Chemed Corp. (c).................      7,624
     543    Educate, Inc. (a)................      7,689
     279    LECG Corp. (a)...................      5,937
     221    Morningstar, Inc. (a)............      6,224
     188    Universal Technical Institute,
              Inc. (a) (c)...................      6,243
                                               ---------
                                                  33,717
                                               ---------
Communications Equipment (5.1%):
     791    Atheros Communications, Inc. (a)
              (c)............................      6,373
     240    Avocent Corp. (a)................      6,270
      56    F5 Networks, Inc. (a) (c)........      2,635
     391    Packeteer, Inc. (a) (c)..........      5,511

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Communications Equipment, continued:
     637    Symmetricom, Inc. (a) (c)........      6,610
     264    ViaSat, Inc. (a) (c).............      5,365
                                               ---------
                                                  32,764
                                               ---------
Computers & Peripherals (1.1%):
     133    Avid Technology, Inc. (a)........      7,070
                                               ---------
Construction Materials (1.3%):
      88    Eagle Materials, Inc. (c)........      8,102
                                               ---------
Diversified Financial Services (0.9%):
     296    Marlin Business Services, Inc.
              (a) (c)........................      5,953
                                               ---------
Diversified Telecommunication Services (0.4%):
     102    NeuStar, Inc., Class A (a).......      2,598
                                               ---------
Electrical Equipment (1.1%):
     488    General Cable Corp. (a) (c)......      7,244
                                               ---------
Electronic Equipment & Instruments (3.5%):
     723    Aeroflex, Inc. (a)...............      6,070
     168    Global Imaging Systems, Inc (a)
              (c)............................      5,337
     105    Scansource, Inc. (a) (c).........      4,505
     180    Tech Data Corp. (a)..............      6,587
                                               ---------
                                                  22,499
                                               ---------
Energy Equipment & Services (2.8%):
     431    Pioneer Drilling Co. (a) (c).....      6,578
     307    Superior Energy Services, Inc.
              (a)............................      5,473
     157    Universal Compression Holdings,
              Inc. (a).......................      5,691
                                               ---------
                                                  17,742
                                               ---------
Health Care Equipment & Supplies (4.4%):
     172    Abaxis, Inc. (a) (c).............      1,868
     106    Advanced Medical Optics,
              Inc. (a) (c)...................      4,227
     260    Arthrocare Corp. (a) (c).........      9,090
      42    Cooper Cos., Inc. (The) (c)......      2,556
     167    Kyphon, Inc. (a) (c).............      5,800
     517    TriPath Imaging, Inc. (a) (c)....      4,423
                                               ---------
                                                  27,964
                                               ---------
Health Care Providers & Services (7.5%):
     214    Amedisys, Inc. (a) (c)...........      7,852
     141    Covance, Inc. (a) (c)............      6,325
     326    Gentiva Health Services, Inc.
              (a)............................      5,824
     137    Psychiatric Solutions, Inc. (a)
              (c)............................      6,687
     130    Sunrise Senior Living, Inc. (a)
              (c)............................      7,007
     288    Symbion, Inc. (a) (c)............      6,869
     148    United Surgical Partners
              International, Inc. (a) (c)....      7,700
                                               ---------
                                                  48,264
                                               ---------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 98

JPMORGAN SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Hotels, Restaurants & Leisure (6.4%):
     159    Gaylord Entertainment Co. (a)
              (c)............................      7,378
     938    La Quinta Corp. (a)..............      8,755
     157    Orient-Express Hotels Ltd.
              (Bermuda)......................      4,959
     215    Rare Hospitality International,
              Inc. (a) (c)...................      6,544
     183    Speedway Motorsports, Inc. ......      6,674
     198    WMS Industries, Inc. (a) (c).....      6,698
                                               ---------
                                                  41,008
                                               ---------
Household Durables (0.9%):
     619    Champion Enterprises, Inc. (a)
              (c)............................      6,152
                                               ---------
Insurance (1.8%):
     244    Direct General Corp. (c).........      4,545
     166    ProAssurance Corp. (a)...........      6,915
                                               ---------
                                                  11,460
                                               ---------
Internet Software & Services (2.4%):
     494    Digitas, Inc. (a)................      5,631
     149    Equinix, Inc. (a) (c)............      6,437
     125    WebEx Communications, Inc. (a)
              (c)............................      3,295
                                               ---------
                                                  15,363
                                               ---------
IT Services (3.7%):
     197    Alliance Data Systems Corp.
              (a)............................      7,971
     123    CACI International, Inc., Class A
              (a)............................      7,785
     966    Sapient Corp. (a) (c)............      7,657
                                               ---------
                                                  23,413
                                               ---------
Leisure Equipment & Products (3.4%):
     424    K2, Inc. (a) (c).................      5,373
     270    MarineMax, Inc. (a) (c)..........      8,447
     225    SCP Pool Corp. (c)...............      7,899
                                               ---------
                                                  21,719
                                               ---------
Machinery (1.0%):
      83    Oshkosh Truck Corp. .............      6,495
                                               ---------
Media (2.5%):
      81    Advo, Inc. (c)...................      2,573
     879    Lions Gate Entertainment Corp.
              (Canada) (a) (c)...............      9,014
     221    Salem Communications Corp., Class
              A (a)..........................      4,379
                                               ---------
                                                  15,966
                                               ---------
Metals & Mining (3.5%):
     244    Allegheny Technologies, Inc. ....      5,378
     104    Alpha Natural Resources, Inc.
              (a)............................      2,486
     192    Arch Coal, Inc. (c)..............     10,454
     190    Century Aluminum Co. (a) (c).....      3,869
                                               ---------
                                                  22,187
                                               ---------

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Oil, Gas & Consumable Fuels (2.9%):
   1,187    Brigham Exploration Co. (a)
              (c)............................     10,838
     167    Newfield Exploration Co. (a).....      6,663
      29    Remington Oil & Gas Corp. (a)....      1,020
                                               ---------
                                                  18,521
                                               ---------
Pharmaceuticals (2.4%):
     360    Adolor Corp. (a) (c).............      3,332
     187    AtheroGenics, Inc. (a) (c).......      2,993
     961    AVANIR Pharmaceuticals, Class A
              (a)............................      2,690
     280    Cypress Bioscience, Inc. (a)
              (c)............................      3,696
     163    Theravance, Inc. (a).............      2,764
                                               ---------
                                                  15,475
                                               ---------
Real Estate (1.8%):
      82    Capital Automotive (REIT) (c)....      3,141
      45    Essex Property Trust, Inc.
              (REIT).........................      3,771
     117    Global Signal, Inc. (REIT) (c)
              (m)............................      4,389
                                               ---------
                                                  11,301
                                               ---------
Road & Rail (0.3%):
     234    Sirva, Inc. (a) (c)..............      1,990
                                               ---------
Semiconductors & Semiconductor Equipment (3.9%):
      77    ATMI, Inc. (a) (c)...............      2,237
     425    Credence Systems Corp. (a).......      3,847
     365    DSP Group, Inc. (a)..............      8,722
     327    Mattson Technology, Inc. (a)
              (c)............................      2,343
     220    Microsemi Corp. (a) (c)..........      4,140
     105    Varian Semiconductor Equipment
              Associates, Inc. (a) (c).......      3,883
                                               ---------
                                                  25,172
                                               ---------
Software (5.6%):
     541    Epicor Software Corp. (a)........      7,136
     170    Hyperion Solutions Corp. (a).....      6,846
     100    Kronos, Inc. (a) (c).............      4,031
     278    Serena Software, Inc. (a) (c)....      5,369
     496    VeriFone Holdings, Inc. (a)......      8,065
     138    Verint Systems, Inc. (a) (c).....      4,441
                                               ---------
                                                  35,888
                                               ---------
Specialty Retail (6.5%):
     222    Aaron Rents, Inc. ...............      5,523
     218    Bebe Stores, Inc. (c)............      5,778
      95    Children's Place, Inc. (a) (c)...      4,420
      92    DSW, Inc., Class A (a)...........      2,283
     257    GameStop Corp., Class A (a)
              (c)............................      8,410
     164    Genesco, Inc. (a) (c)............      6,083
      80    Guitar Center, Inc. (a) (c)......      4,688
     217    New York & Co., Inc. (a).........      4,573
                                               ---------
                                                  41,758
                                               ---------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  ---------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Textiles, Apparel & Luxury Goods (2.2%):
     427    Skechers U.S.A., Inc., Class A
              (a)............................      6,084
     339    Warnaco Group, Inc. (The) (a)
              (c)............................      7,870
                                               ---------
                                                  13,954
                                               ---------
Thrifts & Mortgage Finance (0.5%):
     165    R&G Financial Corp., Class B.....      2,924
                                               ---------
Wireless Telecommunication Services (1.0%):
     254    Nextel Partners, Inc., Class A
              (a) (c)........................      6,386
                                               ---------
                  Total Long-Term Investments
                              (Cost $553,291)    625,505
                                               ---------
SHORT-TERM INVESTMENT (2.5%):
Investment Company (2.5%):
  15,753    JPMorgan Liquid Assets Money
              Market Fund (b) (Cost
              $15,753).......................     15,753
                                               ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (32.0%):
Certificates of Deposit (3.1%):
   4,997    Bank of New York, 3.25%,
              08/02/05.......................      4,997
     659    Fifth Third, 3.30%, 07/01/05.....        659
   1,474    Natexis Banques Populaires,
              3.62%, 07/01/05................      1,474
   9,999    Westdeutsche Landesbank N.Y.,
              3.31%, 07/29/05................      9,999
   2,456    World Savings Bank FSB, 3.41%,
              09/15/05.......................      2,456
                                               ---------
                                                  19,585
                                               ---------
Master Note (1.7%):
  11,000    Morgan Stanley, 3.62%,
              07/01/05.......................     11,000
                                               ---------
Medium Term Notes (7.4%):
            American Honda Finance Corp.,
     124    3.39%, 07/01/05..................        124
     982    3.39%, 07/01/05..................        982
   5,000    Berkshire Hathaway Finance,
              3.18%, 07/11/05................      5,000
   2,197    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.......................      2,197
   5,000    General Electric Capital Corp.,
              3.54%, 07/01/05................      5,000
            General Electric Co.,
   2,974    3.21%, 07/25/05..................      2,974
     124    3.21%, 07/25/05..................        124

 Shares
   or
Principal
Amount($)         Security Description         Value($)
---------   ---------------------------------  ---------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Medium Term Notes, continued:
   4,904    Greenwich Capital Holdings, Inc.,
              3.73%, 07/11/05................      4,904
   7,698    HBOS Treasury Services plc,
              3.13%, 07/01/05................      7,698
            Lehman Brothers Holdings,
     982    3.40%, 07/01/05..................        982
      62    3.40%, 07/01/05..................         62
   5,291    3.64%, 07/01/05..................      5,291
            Liberty Lighthouse Funding Co.
              LLC,
     155    3.40%, 07/01/05..................        155
   2,101    3.40%, 07/01/05..................      2,101
            MBIA Global Funding,
   3,252    3.41%, 07/26/05..................      3,252
     566    3.41%, 07/26/05..................        566
   1,474    Merrill Lynch & Co., 3.45%,
              07/01/05.......................      1,474
            Sigma Finance, Inc.,
   3,454    3.59%, 07/01/05..................      3,454
     982    3.60%, 07/01/05..................        982
                                               ---------
                                                  47,322
                                               ---------
Repurchase Agreements (19.8%):
  86,971    Goldman Sachs & Co., 3.45%, dated
              06/30/05, due 07/01/05,
              repurchase price $86,979,
              collateralized by U.S. Agency
              Mortgages......................     86,971
  40,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchase price $40,000,
              collateralized by equity
              collateral.....................     40,000
                                               ---------
                                                 126,971
                                               ---------
     Total Investments of Cash Collateral for
           Securities on Loan (Cost $204,878)    204,878
                                               ---------
TOTAL INVESTMENTS (132.1%)
  (Cost $773,922)                                846,136
LIABILITIES IN EXCESS OF OTHER ASSETS (32.1%)   (205,483)
                                               ---------
NET ASSETS (100%)                              $ 640,653
                                               =========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 100

JPMORGAN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (97.4%):
COMMON STOCKS (97.4%):
Aerospace & Defense (0.4%):
      94    Kaman Corp., Class A (c).......       1,699
      49    Moog, Inc., Class A (a)........       1,556
                                             ----------
                                                  3,255
                                             ----------
Airlines (1.5%):
     173    Alaska Air Group, Inc. (a)
              (c)..........................       5,150
      98    CNF, Inc. .....................       4,391
     250    Continental Airlines, Inc.,
              Class B (a) (c)..............       3,324
                                             ----------
                                                 12,865
                                             ----------
Auto Components (0.2%):
     108    Cooper Tire & Rubber Co. (c)...       2,002
                                             ----------
Automobiles (0.4%):
     174    Coachmen Industries, Inc.
              (c)..........................       2,183
     165    National RV Holdings, Inc. (a)
              (c)..........................       1,320
                                             ----------
                                                  3,503
                                             ----------
Beverages (0.3%):
     108    PepsiAmericas, Inc. ...........       2,776
                                             ----------
Biotechnology (0.5%):
     856    Indevus Pharmaceuticals,
              Inc. (a) (c).................       2,193
      43    OSI Pharmaceuticals, Inc.
              (a)..........................       1,749
                                             ----------
                                                  3,942
                                             ----------
Building Products (1.0%):
      96    Apogee Enterprises, Inc. (c)...       1,479
     262    Griffon Corp. (a)..............       5,810
     127    Patrick Industries, Inc. (a)
              (c)..........................       1,247
                                             ----------
                                                  8,536
                                             ----------
Capital Markets (0.7%):
      76    A.G. Edwards, Inc. ............       3,441
     101    Eaton Vance Corp. (c)..........       2,417
                                             ----------
                                                  5,858
                                             ----------
Chemicals (3.4%):
     211    H.B. Fuller Co. ...............       7,193
      68    Hawkins, Inc. .................         820
      90    NL Industries, Inc. (c)........       1,388
     241    OM Group, Inc. (a).............       5,938
     193    Penford Corp. (c)..............       3,085
     258    Sensient Technologies Corp. ...       5,326
     146    Stepan Co. (c).................       3,229
     369    W.R. Grace & Co. (a) (c).......       2,878
                                             ----------
                                                 29,857
                                             ----------
Commercial Banks (10.5%):
      26    1st Source Corp. (c)...........         603
      22    Amcore Financial, Inc. ........         664

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Commercial Banks, continued:
     164    Associated Banc-Corp. (c)......       5,524
       7    BancFirst Corp. ...............         644
      44    Bank of Hawaii Corp. ..........       2,228
      31    BOK Financial Corp. ...........       1,448
      25    C&F Financial Corp. ...........         932
       5    Camden National Corp. (c)......         164
       6    City Holding Co. (c)...........         201
      59    Colonial BancGroup, Inc.
              (The)........................       1,310
       5    Columbia Bancorp...............         186
     116    Commerce Bancshares, Inc.
              (c)..........................       5,858
      72    Community Bank System, Inc.
              (c)..........................       1,756
      11    Community Trust Bancorp,
              Inc. ........................         360
      70    Compass Bancshares, Inc. ......       3,159
     141    Cullen/Frost Bankers, Inc. ....       6,695
      61    Eastern Virginia Bankshares,
              Inc. ........................       1,257
       3    First Citizens BancShares,
              Inc., Class A (c)............         364
      91    First Commonwealth Financial
              Corp. (c)....................       1,242
       8    First Community Bancshares,
              Inc. ........................         270
      12    First Financial Bankshares,
              Inc. ........................         414
      13    First Indiana Corp. (c)........         373
      19    First State Bancorp, Inc.
              (c)..........................         364
     224    FirstMerit Corp. (c)...........       5,843
       3    FNB Corp. .....................          92
      42    Fulton Financial Corp. (c).....         758
     410    Greater Bay Bancorp (c)........      10,809
      12    IBERIABANK Corp. (c)...........         715
     102    LSB Bancshares, Inc. ..........       1,834
      75    Mercantile Bank Corp. (c)......       3,306
      25    Mid-State Bancshares...........         689
     109    North Valley Bancorp...........       1,864
      19    Old National Bancorp (c).......         404
      14    Pacific Capital Bancorp (c)....         502
      11    Santander Bancorp (c)..........         271
       3    SCBT Financial Corp. ..........          92
      31    Simmons First National Corp.,
              Class A......................         848
      22    Southwest Bancorp, Inc. .......         450
      93    Susquehanna Bancshares, Inc.
              (c)..........................       2,287
     236    TCF Financial Corp. ...........       6,097
     132    UMB Financial Corp. (c)........       7,528
      79    Umpqua Holdings Corp. .........       1,862
       5    Virginia Financial Group,
              Inc. ........................         186
      73    Washington Trust Bancorp, Inc.
              (c)..........................       2,012
      91    WesBanco, Inc. (c).............       2,720
     128    Whitney Holding Corp. (c)......       4,170
                                             ----------
                                                 91,355
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Commercial Services & Supplies (2.3%):
      95    Administaff, Inc. (c)..........       2,262
      60    CDI Corp. (c)..................       1,317
      94    Compx International, Inc.
              (c)..........................       1,569
      73    Cornell Cos., Inc. (a) (c).....         988
      23    Deluxe Corp. (c)...............         914
      94    Equifax, Inc. .................       3,342
     103    G&K Services, Inc., Class A
              (c)..........................       3,875
      75    Geo Group, Inc. (The) (a)......       1,874
      86    HNI Corp. .....................       4,389
                                             ----------
                                                 20,530
                                             ----------
Computers & Peripherals (0.7%):
     238    Electronics for Imaging, Inc.
              (a) (c)......................       4,999
      10    Imation Corp. .................         380
      31    Intergraph Corp. (a) (c).......       1,051
      12    Interphase Corp. (a)...........          75
                                             ----------
                                                  6,505
                                             ----------
Construction & Engineering (1.8%):
      60    EMCOR Group, Inc. (a)..........       2,939
     390    Quanta Services, Inc. (a)
              (c)..........................       3,428
     232    Shaw Group, Inc. (The) (a)
              (c)..........................       4,992
      89    Washington Group International,
              Inc. (a).....................       4,571
                                             ----------
                                                 15,930
                                             ----------
Construction Materials (1.3%):
      75    Eagle Materials, Inc. (c)......       6,954
      32    Martin Marietta Materials,
              Inc. ........................       2,191
      35    Texas Industries, Inc. ........       1,985
                                             ----------
                                                 11,130
                                             ----------
Consumer Finance (1.3%):
     344    AmeriCredit Corp. (a)..........       8,759
      99    World Acceptance Corp. (a)
              (c)..........................       2,984
                                             ----------
                                                 11,743
                                             ----------
Containers & Packaging (2.0%):
      71    Bemis Co. .....................       1,871
     114    Crown Holdings, Inc. (a).......       1,622
     115    Graphic Packaging Corp. (a)
              (c)..........................         419
      94    Greif, Inc., Class A (c).......       5,762
     140    Silgan Holdings, Inc. .........       7,896
                                             ----------
                                                 17,570
                                             ----------
Diversified Financial Services (0.1%):
      34    Marlin Business Services, Inc.
              (a)..........................         677
                                             ----------
Diversified Telecommunication Services (0.8%):
      94    CenturyTel, Inc. ..............       3,242
      90    Commonwealth Telephone
              Enterprises, Inc. (c)........       3,755
                                             ----------
                                                  6,997
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Electric Utilities (3.2%):
     368    CenterPoint Energy, Inc. (c)...       4,865
     208    Central Vermont Public Service
              Corp. (c)....................       3,839
     216    El Paso Electric Co. (a).......       4,423
      74    Idacorp, Inc. .................       2,264
     131    PNM Resources, Inc. ...........       3,766
     366    Puget Energy, Inc. ............       8,566
                                             ----------
                                                 27,723
                                             ----------
Electrical Equipment (0.6%):
      76    American Power Conversion
              Corp. .......................       1,786
     238    LSI Industries, Inc. (c).......       3,312
                                             ----------
                                                  5,098
                                             ----------
Electronic Equipment & Instruments (3.6%):
     127    Agilysis, Inc. (c).............       1,996
     243    Cognex Corp. (c)...............       6,356
     159    Coherent, Inc. (a) (c).........       5,718
     181    CTS Corp. (c)..................       2,221
     181    Kemet Corp. (a) (c)............       1,137
      76    Optimal Group, Inc.
              (Canada) (a) (c).............       1,234
     149    Park Electrochemical Corp.
              (c)..........................       3,747
     234    Parlex Corp. (a) (c)...........       1,360
      78    Paxar Corp. (a) (c)............       1,378
     259    Planar Systems, Inc. (a) (c)...       1,905
     113    Tech Data Corp. (a)............       4,144
                                             ----------
                                                 31,196
                                             ----------
Energy Equipment & Services (1.8%):
     163    Helmerich & Payne, Inc. .......       7,657
      40    Lufkin Industries, Inc. (c)....       1,436
       1    Offshore Logistics, Inc. (a)...          43
     256    Pride International, Inc.
              (a)..........................       6,566
                                             ----------
                                                 15,702
                                             ----------
Food & Staples Retailing (1.3%):
     159    BJ's Wholesale Club, Inc. (a)
              (c)..........................       5,156
      31    Pantry, Inc. (The) (a).........       1,204
      54    Pathmark Stores, Inc. (a)......         476
     529    Rite Aid Corp. (a) (c).........       2,210
      56    Weis Markets, Inc. (c).........       2,176
                                             ----------
                                                 11,222
                                             ----------
Food Products (1.7%):
      49    Cal-Maine Foods, Inc. (c)......         296
     174    Farmer Bros Co. (c)............       3,878
      65    J & J Snack Foods Corp. (c)....       3,387
     155    Pilgrim's Pride Corp., Class B
              (c)..........................       5,283
       1    Seaboard Corp. ................       2,163
                                             ----------
                                                 15,007
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 102

JPMORGAN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Gas Utilities (1.5%):
      66    Atmos Energy Corp. ............       1,889
     280    Nicor, Inc. (c)................      11,507
                                             ----------
                                                 13,396
                                             ----------
Health Care Equipment & Supplies (1.3%):
      79    Analogic Corp. (c).............       3,990
      47    Datascope Corp. ...............       1,574
      96    Osteotech, Inc. (a)............         352
     179    Steris Corp. (c)...............       4,618
      29    Vital Signs, Inc. (c)..........       1,256
                                             ----------
                                                 11,790
                                             ----------
Health Care Providers & Services (2.5%):
      30    Alderwoods Group, Inc. (a).....         433
     251    D&K Healthcare Resources,
              Inc. ........................       2,123
     123    Humana, Inc. (a)...............       4,880
      72    Magellan Health Services, Inc.
              (a)..........................       2,549
     172    Manor Care, Inc. ..............       6,849
     130    Per-Se Technologies, Inc. (a)
              (c)..........................       2,730
     100    RehabCare Group, Inc. (a)......       2,676
                                             ----------
                                                 22,240
                                             ----------
Hotels, Restaurants & Leisure (1.9%):
      55    Brinker International, Inc.
              (a)..........................       2,219
      74    California Pizza Kitchen,
              Inc. (a) (c).................       2,029
     238    Jack in the Box, Inc. (a)
              (c)..........................       9,021
     144    Marcus Corp. (c)...............       3,047
                                             ----------
                                                 16,316
                                             ----------
Household Durables (2.2%):
     265    American Greetings, Class A
              (c)..........................       7,017
     143    Brookfield Homes Corp. (c).....       6,534
     260    Furniture Brands International,
              Inc. (c).....................       5,621
                                             ----------
                                                 19,172
                                             ----------
Industrial Conglomerates (0.7%):
     102    Teleflex, Inc. ................       6,032
                                             ----------
Insurance (5.0%):
     173    Alfa Corp. (c).................       2,541
      68    AmerUs Group Co. (c)...........       3,272
      70    Clark, Inc. (c)................       1,006
     106    Delphi Financial Group, Inc.
              (c)..........................       4,662
      74    Endurance Specialty Holdings
              Ltd. (Bermuda)...............       2,787
      43    FBL Financial Group, Inc.,
              Class A (c)..................       1,176
     193    Harleysville Group, Inc. ......       4,032
     240    Horace Mann Educators Corp. ...       4,524
      65    LandAmerica Financial Group,
              Inc. (c).....................       3,877

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Insurance, continued:
     127    Nationwide Financial Services,
              Inc. ........................       4,822
      55    ProAssurance Corp. (a) (c).....       2,309
      74    Protective Life Corp. .........       3,112
      12    PXRE Group Ltd. (Bermuda)
              (c)..........................         300
      64    Stancorp Financial Group,
              Inc. ........................       4,917
                                             ----------
                                                 43,337
                                             ----------
Internet Software & Services (0.5%):
      65    Digital Insight Corp. (a)
              (c)..........................       1,548
     283    United Online, Inc. ...........       3,072
                                             ----------
                                                  4,620
                                             ----------
IT Services (1.3%):
     132    Acxiom Corp. (m)...............       2,756
      33    Analysts International Corp.
              (a)..........................         113
     307    BISYS Group, Inc. (The) (a)....       4,586
     201    CSG System International,
              Inc. (a) (c).................       3,819
                                             ----------
                                                 11,274
                                             ----------
Leisure Equipment & Products (1.3%):
     137    Arctic Cat, Inc. (c)...........       2,819
      27    Hasbro, Inc. ..................         561
     387    Marvel Enterprises, Inc. (a)
              (c)..........................       7,626
                                             ----------
                                                 11,006
                                             ----------
Machinery (3.7%):
      49    Astec Industries, Inc. (a)
              (c)..........................       1,134
      63    CIRCOR International, Inc.
              (c)..........................       1,547
      45    Cummins, Inc. .................       3,358
     223    Flowserve Corp. (a)............       6,748
      50    Lindsay Manufacturing Co.
              (c)..........................       1,186
     146    Mueller Industries, Inc. ......       3,951
      13    NACCO Industries, Inc., Class
              A............................       1,372
     161    Stewart & Stevenson Services,
              Inc. (c).....................       3,642
       8    Tennant Co. (c)................         297
     177    Terex Corp. (a)................       6,954
      48    Valmont Industries, Inc. (c)...       1,233
      88    Wolverine Tube, Inc. (a) (c)...         517
                                             ----------
                                                 31,939
                                             ----------
Marine (0.1%):
      25    Alexander & Baldwin, Inc.
              (c)..........................       1,159
                                             ----------
Media (1.8%):
     351    Belo Corp., Class A............       8,402
     118    John Wiley & Sons, Inc., Class
              A............................       4,680
     148    Reader's Digest Association,
              Inc. ........................       2,447
                                             ----------
                                                 15,529
                                             ----------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Metals & Mining (1.8%):
     138    Brush Engineered Materials,
              Inc. (a) (c).................       1,972
     264    Century Aluminum Co. (a) (c)...       5,386
     382    Oregon Steel Mills, Inc. (a)
              (c)..........................       6,574
      78    Steel Dynamics, Inc. (c).......       2,045
                                             ----------
                                                 15,977
                                             ----------
Multi-Utilities (1.4%):
      57    MDU Resources Group, Inc. .....       1,594
     142    Oneok, Inc. ...................       4,649
     274    Sierra Pacific Resources (a)
              (c)..........................       3,413
      98    Vectren Corp. .................       2,801
                                             ----------
                                                 12,457
                                             ----------
Multiline Retail (0.4%):
     128    ShopKo Stores, Inc. (a)........       3,104
                                             ----------
Oil, Gas & Consumable Fuels (3.3%):
     207    Forest Oil Corp. (a) (c).......       8,690
      90    Holly Corp. ...................       4,200
     172    Houston Exploration Co. (a)....       9,125
     404    Meridian Resource Corp. (a)....       1,932
     112    Tesoro Corp. ..................       5,215
                                             ----------
                                                 29,162
                                             ----------
Paper & Forest Products (0.5%):
      79    Buckeye Technologies, Inc. (a)
              (c)..........................         626
     290    Glatfelter.....................       3,601
                                             ----------
                                                  4,227
                                             ----------
Personal Products (0.1%):
      73    Playtex Products, Inc. (a)
              (c)..........................         790
                                             ----------
Pharmaceuticals (0.8%):
      61    Alpharma, Inc., Class A........         887
     153    King Pharmaceuticals, Inc.
              (a)..........................       1,593
     144    Medicis Pharmaceutical Corp.,
              Class A (c)..................       4,553
                                             ----------
                                                  7,033
                                             ----------
Real Estate (10.7%):
     110    American Home Mortgage
              Investment Corp. (REIT)
              (c)..........................       3,849
     118    Annaly Mortgage Management,
              Inc. (REIT) (c)..............       2,109
     275    Anworth Mortgage Asset Corp.
              (REIT).......................       2,702
     160    Apartment Investment &
              Management Co. (REIT)........       6,531
      57    Associated Estates Realty Corp.
              (REIT) (c)...................         521
     148    Boykin Lodging Co. (REIT) (a)
              (c)..........................       1,983
      72    Brandywine Realty Trust
              (REIT).......................       2,204

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Real Estate, continued:
     141    Capstead Mortgage Corp.
              (REIT) (c)...................       1,169
     111    Colonial Properties Trust
              (REIT) (c)...................       4,880
     351    Equity Inns, Inc. (REIT) (c)...       4,667
     256    Highwoods Properties, Inc.
              (REIT) (c)...................       7,627
     183    Home Properties, Inc. (REIT)...       7,890
     134    Innkeepers USA Trust (REIT)....       1,999
      18    Jones Lang LaSalle, Inc. (a)
              (c)..........................         809
     104    Kilroy Realty Corp. (REIT).....       4,925
     327    Lexington Corp. Properties
              Trust
              (REIT).......................       7,944
     263    Luminent Mortgage Capital, Inc.
              (REIT) (c) (m)...............       2,838
       8    Pennsylvania Real Estate
              Investment Trust (REIT)
              (c)..........................         399
      49    Prentiss Properties Trust
              (REIT).......................       1,775
     163    Sunstone Hotel Investors, Inc.
              (REIT) (c)...................       3,959
     212    Taubman Centers, Inc. (REIT)
              (c)..........................       7,237
      83    Trammell Crow Co. (a) (c)......       2,017
     451    Trizec Properties, Inc.
              (REIT).......................       9,269
     409    Winston Hotels, Inc. (REIT)
              (c)..........................       4,601
                                             ----------
                                                 93,904
                                             ----------
Road & Rail (2.1%):
     299    Laidlaw International, Inc.
              (a)..........................       7,196
     120    Overnite Corp. ................       5,136
      24    SCS Transportation, Inc. (a)
              (c)..........................         431
     253    Swift Transportation Co.,
              Inc. (a) (c).................       5,888
                                             ----------
                                                 18,651
                                             ----------
Semiconductors & Semiconductor Equipment (1.1%):
     160    Axcelis Technologies, Inc.
              (a)..........................       1,098
      63    Cohu, Inc. (c).................       1,265
     187    Exar Corp. (a) (c).............       2,786
     132    Integrated Device Technology,
              Inc. (a).....................       1,420
     397    Lattice Semiconductor Corp.
              (a)..........................       1,765
     284    Monolithic System Technology,
              Inc. (a) (c).................       1,428
      54    Triquint Semiconductor, Inc.
              (a) (c)......................         179
                                             ----------
                                                  9,941
                                             ----------
Software (2.2%):
     118    Advent Software, Inc. (a)......       2,389
      34    Ansoft Corp. (a) (c)...........         824
     542    Atari, Inc. (a) (c)............       1,505
     277    BEA Systems, Inc. (a)..........       2,434
      58    Cadence Design Systems, Inc.
              (a)..........................         795

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

 104

JPMORGAN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Software, continued:
      48    Embarcadero Technologies,
              Inc. (a).....................         267
     381    EPIQ Systems, Inc. (a) (c).....       6,225
      66    Nuance Communications, Inc. (a)
              (c)..........................         299
     583    Parametric Technology Corp.
              (a)..........................       3,717
      23    Progress Software Corp. (a)....         702
                                             ----------
                                                 19,157
                                             ----------
Specialty Retail (3.2%):
     287    Borders Group, Inc. ...........       7,251
     102    CSK Auto Corp. (a).............       1,701
     569    Payless Shoesource, Inc. (a)...      10,921
     313    Rex Stores Corp. (a) (c).......       4,517
      40    Toys R US, Inc. (a)............       1,057
      69    Trans World Entertainment
              Corp. (a) (c)................         820
     109    Whitehall Jewelers, Inc. (a)...         748
      23    Zale Corp. (a) (c).............         723
                                             ----------
                                                 27,738
                                             ----------
Textiles, Apparel & Luxury Goods (1.7%):
      72    Russell Corp. (c)..............       1,477
     256    Stride Rite Corp. .............       3,534
     225    Unifirst Corp. (c).............       9,109
      22    Wolverine World Wide, Inc. ....         528
                                             ----------
                                                 14,648
                                             ----------
Thrifts & Mortgage Finance (2.4%):
     312    Astoria Financial Corp. .......       8,877
       5    Berkshire Hills Bancorp, Inc.
              (c)..........................         157
      29    Capital Crossing Bank (a)
              (c)..........................         975
      41    Corus Bankshares, Inc. (c).....       2,247
     147    Federal Agricultural Mortgage
              Corp. (c)....................       3,233
      11    First Financial Holdings, Inc.
              (c)..........................         342
      10    FirstFed Financial Corp. (a)...         566
      12    OceanFirst Financial Corp. ....         261
       3    Provident Financial Holdings,
              Inc. ........................          84
      86    R&G Financial Corp., Class B
              (c)..........................       1,521
      85    Washington Federal, Inc. (c)...       1,990
      15    WSFS Financial Corp. ..........         804
                                             ----------
                                                 21,057
                                             ----------
Tobacco (0.1%):
     116    Alliance One International,
              Inc. (c).....................         697
                                             ----------
Trading Companies & Distributors (0.4%):
      65    Applied Industrial
              Technologies,
              Inc. ........................       2,109
       1    Lawson Products, Inc. (c)......          27
      24    Watsco, Inc. (c)...............       1,014
                                             ----------
                                                  3,150
                                             ----------

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Wireless Telecommunication Services (0.0%) (g):
     101    Dobson Communications
              Corp. (a) (c)................         432
                                             ----------
  Total Long-Term Investments
    (Cost $712,025)                             850,914
                                             ----------
SHORT-TERM INVESTMENTS (2.7%):
Investment Company (2.5%):
  21,965    JPMorgan Liquid Assets Money
              Market Fund (b) (m)..........      21,965
                                             ----------
U.S. Treasury Obligation (0.2%):
   1,985    U.S. Treasury Notes 1.88%,
              11/30/05 (k) (m).............       1,973
                                             ----------
  Total Short-Term Investments
    (Cost $23,938)                               23,938
                                             ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
  (23.1%):
Certificates of Deposit (0.5%):
   1,520    Naxtexis Banques Populaires,
              3.62%, 07/01/05..............       1,520
   2,534    World Savings Bank FSB, 3.41%,
              09/15/05.....................       2,534
                                             ----------
                                                  4,054
                                             ----------
Master Note (1.1%):
  10,000    Morgan Stanley, 3.62%,
              07/01/05.....................      10,000
                                             ----------
Medium Term Notes (5.7%):
   1,014    American Honda Finance Corp.,
              3.39%, 07/01/05..............       1,014
   3,949    Citigroup Global Markets
              Holdings, Inc., 3.50%,
              09/12/05.....................       3,949
   5,000    Berkshire Hathaway Finance,
              3.18%, 07/11/05..............       5,000
            CC USA, Inc.,
   2,500    3.60%, 07/01/05................       2,500
   7,499    3.60%, 07/01/05................       7,499
   2,920    General Electric Co., 3.21%,
              07/25/05.....................       2,920
   3,548    Greenwich Capital Holdings,
              Inc., 3.73%, 07/11/05........       3,548
   1,520    HBOS Treasury Services plc,
              3.13%, 07/01/05..............       1,520
            Lehman Brothers Holdings,
   1,014    3.40%, 07/01/05................       1,014
   7,000    3.64%, 07/01/05................       7,000
   1,520    Liberty Lighthouse Funding Co.
              LLC, 3.40%, 07/01/05.........       1,520
     760    MBIA Global Funding LLC, 3.41%,
              07/26/05.....................         760
   1,520    Merrill Lynch & Co., 3.45%,
              07/01/05.....................       1,520

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Medium Term Notes, continued:
            Sigma Finance, Inc.,
   3,233    3.59%, 07/01/05................       3,233
   5,163    3.60%, 07/01/05................       5,163
   2,000    Wells Fargo & Co., 3.36%,
              07/01/05.....................       2,000
                                             ----------
                                                 50,160
                                             ----------
Repurchase Agreements (15.8%):
  23,000    Lehman Brothers, Inc., 3.56%,
              dated 06/30/05, due 07/01/05,
              repurchase price $23,002,
              collateralized by various
              equity and stock exchange
              securities...................      23,000
  19,000    Merill Lynch Securities, 3.52%,
              dated 06/30/05, due 07/01/05,
              repurchase price $19,002,
              collateralized by Investment
              Grade Corporate Notes and
              Bonds........................      19,000

 Shares
   or
Principal
Amount($)        Security Description         Value($)
---------   -------------------------------  ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN,
  CONTINUED:
Repurchase Agreements, continued:
  95,897    Goldman Sachs & Co., 3.45%,
              dated 06/30/05, due 07/01/05,
              repurchase price $95,906,
              collateralized by U.S. Agency
              Mortgages....................      95,897
                                             ----------
                                                137,897
                                             ----------
  Total Investments of Cash Collateral for
    Securities on Loan (Cost $202,111)          202,111
                                             ----------
TOTAL INVESTMENTS (123.2%)
  (Cost $938,074)                             1,076,963
LIABILITIES IN EXCESS OF OTHER ASSETS
(23.2%)                                        (203,108)
                                             ----------
NET ASSETS (100%)                            $  873,855
                                             ==========

------------
Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS          DESCRIPTION           EXPIRATION DATE   NOTIONAL VALUE AT 06/30/05   UNREALIZED DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
        70                Russell 2000 Index       September, 2005            $22,509                      $369
                                                                                                           ====

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 106

JPMORGAN TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares
   or
Principal
Amount($)          Security Description         Value($)
---------   ----------------------------------  --------
LONG TERM INVESTMENTS (99.9%):
COMMON STOCKS (99.9%):
Communications Equipment (15.4%):
     91     Cisco Systems, Inc. (a)...........    1,735
     35     Corning, Inc. (a).................      582
     43     Motorola, Inc. ...................      783
     23     QUALCOMM, Inc. ...................      753
                                                -------
                                                  3,853
                                                -------
Computers & Peripherals (20.8%):
      7     Apple Computer, Inc. (a)..........      261
     21     Dell, Inc. (a)....................      818
     56     EMC Corp. (a).....................      766
     14     International Business Machines
              Corp. ..........................    1,054
     18     NCR Corp. (a).....................      629
     17     Network Appliance, Inc. (a).......      489
      8     SanDisk Corp. (a).................      185
    272     Sun Microsystems, Inc. (a)........    1,014
                                                -------
                                                  5,216
                                                -------
Internet Software & Services (7.7%):
     28     CNET Networks, Inc. (a) (c).......      331
      1     Google, Inc., Class A (a).........      235
     13     VeriSign, Inc. (a)................      377
     28     Yahoo!, Inc. (a)..................      984
                                                -------
                                                  1,927
                                                -------
IT Services (5.8%):
     12     Automatic Data Processing,
              Inc. ...........................      504
      4     Computer Sciences Corp. (a).......      183
     12     First Data Corp. .................      482
      9     Paychex, Inc. ....................      277
                                                -------
                                                  1,446
                                                -------
Leisure Equipment & Products (1.3%):
     12     Eastman Kodak Co. ................      322
                                                -------
Media (1.5%):
     12     Comcast Corp., Class A (a)........      369
                                                -------
Office Electronics (0.7%):
     13     Xerox Corp. (a)...................      183
                                                -------
Semiconductors & Semiconductor Equipment (19.1%):
      7     Analog Devices, Inc. .............      272
     16     Applied Materials, Inc. ..........      256
     22     Atheros Communications, Inc. (a)
              (c).............................      174
      8     Broadcom Corp., Class A (a).......      266
     85     Intel Corp. ......................    2,207
      3     KLA-Tencor Corp. .................      127
      3     Maxim Integrated Products,
              Inc. ...........................      115
     10     Novellus Systems, Inc. (a)........      247
      9     Nvidia Corp. (a)..................      227

 Shares
   or
Principal
Amount($)          Security Description         Value($)
---------   ----------------------------------  --------
LONG TERM INVESTMENTS, CONTINUED:
Common Stocks, continued:
Semiconductors & Semiconductor Equipment, continued:
      9     Silicon Laboratories, Inc. (a)....      247
      8     STMicroelectronics N.V. (N.Y.
              Shares) (Netherlands)...........      126
     19     Texas Instruments, Inc. ..........      533
                                                -------
                                                  4,797
                                                -------
Software (27.6%):
     18     Adobe Systems, Inc. ..............      510
      9     Amdocs Ltd. (United Kingdom)
              (a).............................      243
     33     Aspen Technology, Inc. (a)........      172
     15     Check Point Software Technologies
              (Israel) (a) (c)................      289
     13     Citrix Systems, Inc. (a)..........      275
     41     Computer Associates International,
              Inc. ...........................    1,132
     37     Compuware Corp. (a)...............      263
      3     Electronic Arts, Inc. (a).........      142
     11     McAfee, Inc. (a)..................      275
     68     Microsoft Corp. ..................    1,690
     50     Oracle Corp. (a)..................      660
     35     Parametric Technology Corp. (a)...      221
     25     Salesforce.com, Inc. (a)..........      512
      6     SAP AG (ADR) (Germany)............      277
     14     Sybase, Inc. (a) (c)..............      253
                                                -------
                                                  6,914
                                                -------
  Total Long-Term Investments
    (Cost $23,731)                               25,027
                                                -------
SHORT TERM INVESTMENT (0.9%):
Investment Company (0.9%):
    238     JPMorgan Liquid Assets Money
              Market Fund (b) (m)
              (Cost $238).....................      238
                                                -------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (4.0%):
Certificates of Deposit (0.1%):
     11     Natexis Banques Populaires, 3.62%,
              07/01/05........................       11
     19     World Savings Bank FSB, 3.41%,
              09/15/05........................       19
                                                -------
                                                     30
                                                -------
Investment Companies (3.3%):
    487     BGI Prime.........................      487
    337     Morgan Stanley Institutional
              Liquidity Funds.................      337
                                                -------
                                                    824
                                                -------

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

See notes to financial statements.

JPMORGAN TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 Shares
   or
Principal
Amount($)          Security Description         Value($)
---------   ----------------------------------  --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Notes (0.6%):
      7     American Honda Finance Corp.,
              3.39%, 07/01/05.................        7
      7     Citigroup Global Markets Holdings,
              Inc., 3.50%, 09/12/05...........        7
     11     General Electric Co., 3.21%,
              07/25/05........................       11
     26     Greenwich Capital Holdings, Inc.,
              3.73%, 07/11/05.................       27
     11     HBOS Treasury Services plc, 3.13%,
              07/01/05........................       11
            Lehman Brothers Holdings
      7     3.40%, 07/01/05...................        7
     16     3.64%, 07/01/05...................       16
     11     Liberty Lighthouse Funding Co LLC,
              3.40%, 07/01/05.................       11
      6     MBIA Global Funding LLC, 3.41%,
              07/26/05........................        6

 Shares
   or
Principal
Amount($)          Security Description         Value($)
---------   ----------------------------------  --------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Notes, continued:
     11     Merrill Lynch & Co., 3.45%,
              07/01/05........................       11
            Sigma Finance, Inc.
     19     3.59%, 07/01/05...................       19
      7     3.60%, 07/01/05...................        7
                                                -------
                                                    140
                                                -------
  Total Investments of Cash Collateral for
    Securities Loaned (Cost $994)                   994
                                                -------
TOTAL INVESTMENTS (104.8%)
  (Cost $24,963)                                 26,259
LIABILITIES IN EXCESS OF OTHER ASSETS (4.8%)     (1,206)
                                                -------
NET ASSETS (100%)                               $25,053
                                                =======

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 108

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

ABBREVIATIONS:

ADR   American Depositary Receipt

BDR   Brazilian Depository Receipt

CPO   Certificate of Participation

CVA   Dutch Certification

GDR   Global Depositary Receipt

REIT  Real Estate Investment Trust

RNC   Risparmio Non-Convertible Savings Shares

(a)   Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)   Amount rounds to less than 0.1%.

(h)   Amount rounds to less than one thousand.

(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)   All or a portion of this security is segregated.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA's, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)   All or a portion of this security is segregated for short sales.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                            DIVERSIFIED       DIVERSIFIED       DIVERSIFIED        EQUITY          EQUITY
                                              MID CAP           MID CAP           MID CAP          INCOME          INDEX
                                               FUND           GROWTH FUND       VALUE FUND          FUND            FUND
                                            -----------       -----------       -----------       --------       ----------
ASSETS:
Investments in non-affiliates, at value...   $905,471         $1,736,084        $1,310,583        $484,722       $1,854,521
Investments in affiliates, at value.......     11,345             23,200            58,931           5,627            9,324
Total Investments securities at value.....    916,816          1,759,284         1,369,514         490,349        1,863,845
Cash......................................         --                 59                41               2               12
Repurchase agreements held as collateral
  for loaned securities...................     46,000            179,489           107,358          50,223          153,400
Receivables:
  Investment securities sold..............         --                 --             7,813           9,473           55,055
  Fund shares sold........................        727              2,792             3,472           1,731            6,616
  Interest and dividends..................        832                363             1,884           1,172            2,301
Prepaid expenses and other assets.........         11                 27                19               6               34
                                             --------         ----------        ----------        --------       ----------
Total Assets..............................    964,386          1,942,014         1,490,101         552,956        2,081,263
                                             --------         ----------        ----------        --------       ----------
LIABILITIES:
Payables:
  Dividends...............................      1,027                 --             3,638             566            3,598
  Investment securities purchased.........      2,370              3,242            11,878           1,466               --
  Securities sold short...................         --                 --                --              --               --
  Interfund lending -- affiliated.........         --                 --                --              --               --
  Collateral for securities lending
    program...............................    122,793            198,236           157,673          53,624          168,650
  Fund shares redeemed....................      1,773              7,652             5,946           2,254           54,430
  Variation margin on futures contracts...         --                 --                --              --              294
Accrued liabilities:
  Investment advisory fees................        283                930               467             169               29
  Administration fees.....................         73                 74                97              42                1
  Shareholder servicing fees..............        124                173               166              97               72
  Distribution fees.......................         37                241               106              65              307
  Custodian and accounting fees...........         12                 37                19              10                3
  Trustees' fees -- deferred compensation
    plan..................................          1                  2                 2               6                3
  Other...................................        329                812               543             167              871
                                             --------         ----------        ----------        --------       ----------
Total Liabilities.........................    128,822            211,399           180,535          58,466          228,258
                                             --------         ----------        ----------        --------       ----------
NET ASSETS................................   $835,564         $1,730,615        $1,309,566        $494,490       $1,853,005
                                             ========         ==========        ==========        ========       ==========

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 110

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                            DIVERSIFIED      DIVERSIFIED      DIVERSIFIED       EQUITY         EQUITY
                                              MID CAP          MID CAP          MID CAP         INCOME         INDEX
                                               FUND          GROWTH FUND      VALUE FUND         FUND           FUND
                                            -----------      -----------      -----------      --------      ----------
NET ASSETS:
Paid in Capital...........................   $530,822        $1,375,899       $  820,207       $286,080      $1,344,030
Accumulated undistributed (distributions
  in excess of) net investment income.....        202               (64)          (1,402)           122             654
Accumulated undistributed net realized
  gains (losses) from investments and
  futures.................................    198,678            71,217          217,263         74,863        (263,195)
Net unrealized appreciation (depreciation)
  from investments and futures............    105,862           283,563          273,498        133,425         771,516
                                             --------        ----------       ----------       --------      ----------
Total Net Assets..........................   $835,564        $1,730,615       $1,309,566       $494,490      $1,853,005
                                             ========        ==========       ==========       ========      ==========
NET ASSETS:
Class A...................................   $115,995        $  436,185       $  238,939       $118,328      $  440,531
Class B...................................     13,827           195,917           68,550         56,778         246,159
Class C...................................      7,817            46,607           29,777          7,532          94,025
Select Class..............................    670,678         1,040,265          959,801        311,852       1,072,290
Ultra.....................................     27,247            11,641           12,499             --              --
                                             --------        ----------       ----------       --------      ----------
Total.....................................   $835,564        $1,730,615       $1,309,566       $494,490      $1,853,005
                                             ========        ==========       ==========       ========      ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  ($0.0001 par value; unlimited number of
  authorized shares)
Class A...................................      5,629            18,185           12,480          7,599          16,243
Class B...................................        703             9,238            3,697          3,657           9,115
Class C...................................        397             2,028            1,606            485           3,478
Select Class..............................     31,992            41,978           50,324         19,930          39,544
Ultra.....................................      1,300               470              655             --              --
                                             --------        ----------       ----------       --------      ----------
Total.....................................     40,021            71,899           68,762         31,671          68,380
                                             ========        ==========       ==========       ========      ==========
Net Asset Value
Class A -- Redemption price per share.....   $  20.61        $    23.99       $    19.15       $  15.57      $    27.12
Class B -- Offering price per share (a)...      19.68             21.21            18.54          15.52           27.01
Class C -- Offering price per share (a)...      19.68             22.98            18.54          15.52           27.04
Select Class -- Offering and redemption
  price per share.........................      20.96             24.78            19.07          15.65           27.12
Ultra -- Offering price per share.........      20.97             24.79            19.08             --              --
Maximum sales charge (5.25% of offering
  price) Class A Maximum Public Offering
  Price Per Share (net asset value per
  share/94.75%)...........................      21.75             25.32            20.21          16.43           28.62
                                             --------        ----------       ----------       --------      ----------
Cost of Investments.......................   $856,954        $1,655,210       $1,203,374       $407,147      $1,245,702
Market Value of Securities on Loan........    120,503           193,582          155,505         53,207         165,054

------------
(a) Redemption price for Class B and Class C Shares based on the time the Shares are held.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                            MARKET
                                                     INTERNATIONAL      LARGE CAP       LARGE CAP          EXPANSION
                                                     EQUITY INDEX         GROWTH          VALUE              INDEX
                                                         FUND              FUND            FUND              FUND
                                                     -------------      ----------      ----------      ---------------
ASSETS:
Investments in non-affiliates, at value............   $  944,593        $1,686,151      $1,268,725         $688,033
Investments in affiliates, at value................        4,618            24,744          19,890            2,207
Total Investments securities at value..............      949,211         1,710,895       1,288,615          690,240
Cash...............................................           --                --              54               --
Foreign currency, at value.........................        3,799                --              --               --
Repurchase agreements held as collateral for loaned
  securities.......................................      171,000            83,581          74,601          120,050
Receivables:
  Reclaims.........................................          291                --              --               --
  Investment securities sold.......................        1,362            17,245           7,875               --
  Fund shares sold.................................          582             2,084             616              564
  Interest and dividends...........................        1,192               926           2,162              371
  Unrealized appreciation on open swap contracts...           --                --              --               --
Prepaid expenses and other assets..................            9                29              18                5
                                                      ----------        ----------      ----------         --------
Total Assets.......................................    1,127,446         1,814,760       1,373,941          811,230
                                                      ----------        ----------      ----------         --------
LIABILITIES:
Payables:
  Due to custodian.................................           --(b)             --              --               --
  Dividends........................................           --               286           4,054            1,139
  Investment securities purchased..................        1,253             8,148           8,775              285
  Collateral for securities lending program........      176,175           109,482          91,371          183,203
  Fund shares redeemed.............................          677             4,655           1,297              124
  Variation margin on futures contracts............           --                --              --                6
Accrued liabilities:
  Investment advisory fees.........................          429               706             415              128
  Administration fees..............................           83               151             103               54
  Shareholder servicing fees.......................           21               340             171               60
  Distribution fees................................           24               195              30               41
  Custodian and accounting fees....................          132                32              10                5
  Trustees' fees -- deferred compensation plan.....            2                 6               3                2
  Other............................................          150             1,013             267              122
                                                      ----------        ----------      ----------         --------
Total Liabilities..................................      178,946           125,014         106,496          185,169
                                                      ----------        ----------      ----------         --------
NET ASSETS.........................................   $  948,500        $1,689,746      $1,267,445         $626,061
                                                      ==========        ==========      ==========         ========

------------
(b) Amount is less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 112

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                       INTERNATIONAL       LARGE           LARGE            MARKET
                          EQUITY            CAP             CAP            EXPANSION
                           INDEX           GROWTH          VALUE             INDEX
                           FUND             FUND            FUND             FUND
                       -------------    ------------    ------------    ---------------
NET ASSETS:
Paid in Capital......    $719,270        $2,102,458      $1,122,000        $482,080
Accumulated
 undistributed
 (distributions in
 excess of)
 net investment
 income..............       9,621              (205)            402             (11)
Accumulated
 undistributed net
 realized gains
 (losses) from
 investments, futures
 and foreign exchange
 contracts...........     (35,574)         (682,427)         14,736          33,594
Net unrealized
 appreciation
 (depreciation) from
 investments, futures
 and foreign exchange
 translations........     255,183           269,920         130,307         110,398
                         --------        ----------      ----------        --------
Total Net Assets.....    $948,500        $1,689,746      $1,267,445        $626,061
                         ========        ==========      ==========        ========
NET ASSETS:
Class A..............    $ 48,993        $  234,983      $   58,488        $ 61,153
Class B..............      12,436           218,707          23,304          26,820
Class C..............       9,127            12,179           5,678          19,793
Select Class.........     877,944         1,201,449       1,155,483         518,295
Ultra................          --            22,428          24,492              --
                         --------        ----------      ----------        --------
Total................    $948,500        $1,689,746      $1,267,445        $626,061
                         ========        ==========      ==========        ========
OUTSTANDING UNITS OF
 BENEFICIAL INTEREST
 (SHARES)
 ($0.0001 par value;
 unlimited number of
 authorized shares):
Class A..............       2,503            15,711           3,692           5,076
Class B..............         675            15,906           1,483           2,256
Class C..............         477               894             362           1,706
Select Class.........      44,671            81,666          73,463          42,945
Ultra................          --             1,524           1,557              --
                         --------        ----------      ----------        --------
Total................      48,326           115,701          80,557          51,983
                         ========        ==========      ==========        ========
Net Asset Value
Class A -- Redemption
 price per share.....    $  19.57        $    14.96      $    15.84        $  12.05
Class B -- Offering
 price per share
 (a).................       18.42             13.75           15.72           11.89
Class C -- Offering
 price per share
 (a).................       19.12             13.63           15.69           11.60
Select
 Class -- Offering
 and redemption price
 per share...........       19.65             14.71           15.73           12.07
Institutional
 Class -- Offering
 and redemption price
 per share...........          --                --              --              --
Ultra -- Offering
 price per share.....          --             14.71           15.73              --
Maximum sales charge
 (5.25% of offering
 price) Class A
 Maximum Public
 Offering Price Per
 Share (net asset
 value per
 share/94.75%).......       20.65             15.79           16.72           12.72
                         --------        ----------      ----------        --------
Cost of Investments..    $865,156        $1,524,556      $1,232,909        $699,934
Market Value of
 Securities on Loan..     168,088           107,185          89,993         179,000
Cost of foreign
 currency............       3,817                --              --              --

------------

(a) Redemption price for Class B and Class C Shares based on the time the Shares are held.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                            MULTI-CAP
                                                              MARKET        SMALL CAP     SMALL CAP
                                                             NEUTRAL         GROWTH         VALUE        TECHNOLOGY
                                                               FUND           FUND           FUND           FUND
                                                          --------------    ---------    ------------    ----------
ASSETS:
Investments in non-affiliates, at value.................    $1,289,468      $703,412      $  917,101      $ 26,021
Investments in affiliates, at value.....................       132,661        15,753          21,965           238
Total Investments securities at value...................     1,422,129       719,165         939,066        26,259
Cash....................................................     1,314,471(c)         --              40            --
Repurchase agreements held as collateral for loaned
  securities............................................            --       126,971         137,897            --
Receivables:
  Investment securities sold............................       144,243         6,227          21,480         3,399
  Fund shares sold......................................         3,870           633             990            16
  Interest and dividends................................         3,629           111           1,064             7
Prepaid expenses and other assets.......................             9             7              12            --(b)
                                                            ----------      --------      ----------      --------
Total Assets............................................     2,888,351       853,114       1,100,549        29,681
                                                            ----------      --------      ----------      --------
LIABILITIES:
Payables:
  Due to custodian......................................            --            --              --             8
  Dividends.............................................            --            --           1,700            --
  Investment securities purchased.......................       138,148         4,755          19,423         3,475
  Securities sold short.................................     1,282,540            --              --
  Collateral for securities lending program.............            --       204,878         202,111           994
  Fund shares redeemed..................................         1,190         2,149           2,463            58
  Variation margin on futures contracts.................            --            --              47            --
Accrued liabilities:
  Investment advisory fees..............................         1,342           286             330             2
  Administration fees...................................           107            24              76            --
  Shareholder servicing fees............................            56            77             107             1
  Distribution fees.....................................           208            42              79             9
  Custodian and accounting fees.........................            20            11               8             2
  Trustees' fees -- deferred compensation plan..........             4             2               1            --(b)
  Other.................................................           228           237             349            79
                                                            ----------      --------      ----------      --------
Total Liabilities.......................................     1,423,843       212,461         226,694         4,628
                                                            ----------      --------      ----------      --------
NET ASSETS..............................................    $1,464,508      $640,653      $  873,855      $ 25,053
                                                            ==========      ========      ==========      ========

------------
(b) Amount is less than $1,000.

(c) Amount is segregated for short sales.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 114

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                              MULTI-CAP         SMALL         SMALL
                                MARKET           CAP           CAP
                               NEUTRAL         GROWTH         VALUE        TECHNOLOGY
                                 FUND           FUND           FUND           FUND
                            --------------    ---------    ------------    ----------
NET ASSETS:
Paid in Capital...........    $1,390,190      $475,538       $614,746       $ 65,911
Accumulated undistributed
 (distributions in excess
 of) net investment
 income...................         8,989           (13)           185             --
Accumulated undistributed
 net realized gains
 (losses) from
 investments, securities
 sold short and futures...        26,206        92,914        119,666        (42,154)
Net unrealized
 appreciation
 (depreciation) from
 investments, securities
 sold short and futures...        39,123        72,214        139,258          1,296
                              ----------      --------       --------       --------
Total Net Assets..........    $1,464,508      $640,653       $873,855       $ 25,053
                              ==========      ========       ========       ========
NET ASSETS:
Class A...................    $  197,816      $ 82,281       $149,283       $ 16,187
Class B...................        32,280        28,918         34,648          7,498
Class C...................       243,243        12,794         44,479            782
Select Class..............       991,169       460,265        611,925            586
Institutional Class.......            --        56,395             --             --
Ultra.....................            --            --         33,520             --
                              ----------      --------       --------       --------
Total.....................    $1,464,508      $640,653       $873,855       $ 25,053
                              ==========      ========       ========       ========
OUTSTANDING UNITS OF
 BENEFICIAL INTEREST
 (SHARES)
 ($0.0001 par value,
 unlimited number of
 shares authorized):
Class A...................        18,094         6,562          5,971          3,760
Class B...................         2,999         2,515          1,475          1,807
Class C...................        22,596         1,087          1,902            188
Select Class..............        90,201        36,052         23,933            135
Institutional Class.......            --         4,418             --             --
Ultra.....................            --            --          1,311             --
                              ----------      --------       --------       --------
Total.....................       133,890        50,634         34,592          5,890
                              ==========      ========       ========       ========
Net Asset Value
Class A -- Redemption
 price per share..........    $    10.93      $  12.54       $  25.00       $   4.30
Class B -- Offering price
 per share (a)............         10.76         11.50          23.49           4.15
Class C -- Offering price
 per share (a)............         10.77         11.77          23.39           4.15
Select Class -- Offering
 and redemption price per
 share....................         10.99         12.77          25.57           4.36
Institutional
 Class -- Offering and
 redemption price per
 share....................            --         12.77             --             --
Ultra -- Offering price
 per share................            --            --          25.57             --
Maximum sales charge
 (5.25% of offering price)
 Class A Maximum Public
 Offering Price Per Share
 (net asset value per
 share/94.75%)............         11.54         13.23          26.39           4.54
                              ----------      --------       --------       --------
Cost of Investments.......    $1,309,486      $773,922       $938,074       $ 24,963
Market Value of Securities
 on Loan..................            --       200,337        194,854            997
Proceeds received from
 securities sold short....     1,209,020            --             --             --

------------

(a) Redemption price for Class B and Class C Shares based on the time the shares were held.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                                                                       DIVERSIFIED        DIVERSIFIED
                                                      DIVERSIFIED          MID                MID           EQUITY       EQUITY
                                                        MID CAP        CAP GROWTH          CAP VALUE        INCOME        INDEX
                                                         FUND             FUND               FUND            FUND         FUND
                                                      -----------    ---------------    ---------------    ---------    ---------
INVESTMENT INCOME:
 Dividend income....................................   $  10,857        $   9,643          $  28,049       $ 14,511     $  51,306
 Dividend income from affiliates(c).................         199              458                679            279           386
 Interest income....................................          --               --                 --            157            --
 Income from securities lending (net)...............         221              138                168             59            83
 Foreign taxes withheld.............................          (1)             (16)               (14)           (15)           --
                                                       ---------        ---------          ---------       ---------    ---------
Total Investment Income.............................      11,276           10,223             28,882         14,991        51,775
                                                       ---------        ---------          ---------       ---------    ---------
EXPENSES:
Investment advisory fees............................       6,350           14,761             11,142          3,037         6,842
Administration fees.................................       1,282            3,064              2,279            698         3,488
Distribution fees (Class A).........................         378            1,513                719            306         1,384
Distribution fees (Class B).........................         140            1,941                613            572         2,762
Distribution fees (Class C).........................          65              478                200             47           960
Shareholder servicing fees (Class A)................         101              390                199            102           378
Shareholder servicing fees (Class B)................          12              179                 59             54           238
Shareholder servicing fees (Class C)................           7               42                 21              7            86
Shareholder servicing fees (Select Class)...........         583              939                862            306         1,002
Custodian and accounting fees.......................          40               99                 57             20           170
Interest expense....................................           1                5                 10             --(b)          8
Professional fees...................................          27               60                 43             23            69
Trustees' fees......................................          14               34                 25              8            39
Printing and mailing costs..........................          23              202                 82             37           208
Registration and filing fees........................          59               70                 61             31            60
Transfer agent fees.................................         409            2,281                923            370         2,171
Other...............................................          37               74                 68             17            80
                                                       ---------        ---------          ---------       ---------    ---------
Total expenses before waivers.......................       9,528           26,132             17,363          5,635        19,945
                                                       ---------        ---------          ---------       ---------    ---------
Less amounts waived.................................        (421)          (1,459)              (786)          (430)       (8,259)
Less earnings credits...............................          (2)              (3)                (3)            (2)           (5)
Less reimbursement for legal matters................          (5)              (9)                (6)            (2)          (17)
                                                       ---------        ---------          ---------       ---------    ---------
Total expenses......................................       9,100           24,661             16,568          5,201        11,664
                                                       ---------        ---------          ---------       ---------    ---------
Net Investment Income (Loss)........................       2,176          (14,438)            12,314          9,790        40,111
                                                       ---------        ---------          ---------       ---------    ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS,
 FUTURES AND FOREIGN EXCHANGE CONTRACTS:
Net realized gain (loss) on transactions from:
 Investments........................................     281,906          552,959            401,050        152,211       426,254
 Futures............................................          --               --                 --             --           557
                                                       ---------        ---------          ---------       ---------    ---------
Net realized gain (loss)............................     281,906          552,959            401,050        152,211       426,811
                                                       ---------        ---------          ---------       ---------    ---------
Change in net unrealized appreciation/depreciation
 of:
 Investments........................................    (150,298)        (356,202)          (209,038)      (109,941)     (308,558)
 Futures............................................          --               --                 --             --          (649)
                                                       ---------        ---------          ---------       ---------    ---------
Net change in unrealized appreciation/depreciation..    (150,298)        (356,202)          (209,038)      (109,941)     (309,207)
                                                       ---------        ---------          ---------       ---------    ---------
Net realized/unrealized gains (losses) on
 investments, futures and foreign exchange
 transactions.......................................     131,608          196,757            192,012         42,270       117,604
                                                       ---------        ---------          ---------       ---------    ---------
Change in net assets resulting from operations......   $ 133,784        $ 182,319          $ 204,326       $ 52,060     $ 157,715
                                                       =========        =========          =========       =========    =========

------------

(b) Amount is less than $1,000.

(c) Includes reimbursements of investment advisory
    and administration fees.........................          22               49                 80             33            50

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 116

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                       INTERNATIONAL       LARGE           LARGE              MARKET
                          EQUITY            CAP             CAP              EXPANSION
                           INDEX           GROWTH          VALUE               INDEX
                           FUND             FUND            FUND               FUND
                       -------------    ------------    ------------      ---------------
INVESTMENT INCOME:
 Dividend income.....    $ 26,914        $  27,439       $  33,761            $ 6,385
 Dividend income from
 affiliates(c).......         175              400             502                139
 Interest income.....          --               --              --                 19
 Income from
 securities lending
 (net)...............       1,032              139              68                236
 Foreign taxes
 withheld............      (2,963)              --              --                 --
                         --------        ---------       ---------            -------
Total Investment
 Income..............      25,158           27,978          34,331              6,779
                         --------        ---------       ---------            -------
EXPENSES:
Investment advisory
 fees................       5,070           13,053           9,188              1,674
Administration fees..       1,303            2,878           2,085                753
Distribution fees
 (Class A)...........         137              766             190                153
Distribution fees
 (Class B)...........         109            2,340             225                224
Distribution fees
 (Class C)...........          88              140              52                159
Shareholder servicing
 fees (Class A)......          43              212              53                 49
Shareholder servicing
 fees (Class B)......          11              204              21                 23
Shareholder servicing
 fees (Class C)......           9               12               5                 17
Shareholder servicing
 fees (Select
 Class)..............         776            1,073           1,035                438
Custodian and
 accounting fees.....         603               83              41                 68
Interest expense.....          14               32              --(b)              --(b)
Professional fees....          30               65              33                 18
Trustees' fees.......          14               30              22                  6
Printing and mailing
 costs...............          60              203              50                 41
Registration and
 filing fees.........          45               49              60                 45
Transfer agent fees..         286            2,454             389                251
Other................          70               72              48                 26
                         --------        ---------       ---------            -------
Total expenses before
 waivers.............       8,668           23,666          13,497              3,945
                         --------        ---------       ---------            -------
Less amounts waived..        (805)            (845)         (1,118)              (731)
Less earnings
 credits.............          (1)              (3)             (2)                (2)
Less reimbursement
 for legal matters...          (4)             (10)             (7)                (2)
                         --------        ---------       ---------            -------
Total expenses.......       7,858           22,808          12,370              3,210
                         --------        ---------       ---------            -------
Net Investment Income
 (Loss)..............      17,300            5,170          21,961              3,569
                         --------        ---------       ---------            -------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS, FUTURES
 AND
 FOREIGN EXCHANGE
 CONTRACTS:
Net realized gain
 (loss) on
 transactions from:
 Investments.........      18,252          234,264         260,932             34,792
 Futures.............         288               --              --              1,737
 Foreign exchange
 contracts...........          79               --              --                 --
                         --------        ---------       ---------            -------
Net realized gain
 (loss)..............      18,619          234,264         260,932             36,529
                         --------        ---------       ---------            -------
Change in net
 unrealized
 appreciation/depreciation
 of:
 Investments.........      87,912         (213,064)       (121,754)            54,536
 Futures.............        (204)              --              --                (82)
 Foreign exchange
 translations........         (50)              --              --                 --
                         --------        ---------       ---------            -------
Net change in
 unrealized
 appreciation/
 depreciation........      87,658         (213,064)       (121,754)            54,454
                         --------        ---------       ---------            -------
Net
 realized/unrealized
 gains (losses) on
 investments, futures
 and
 foreign exchange
 transactions........     106,277           21,200         139,178             90,983
                         --------        ---------       ---------            -------
Change in net assets
 resulting from
 operations..........    $123,577        $  26,370       $ 161,139            $94,552
                         ========        =========       =========            =======

------------

(b) Amount is less
    than $1,000.

(c) Includes
    reimbursements of
    investment
    advisory and
    administration
    fees.............          16               27              40                 18

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                            MULTI-CAP                       SMALL
                              MARKET        SMALL CAP        CAP
                             NEUTRAL          GROWTH        VALUE      TECHNOLOGY
                               FUND            FUND         FUND          FUND
                          --------------    ----------    ---------    ----------
INVESTMENT INCOME:
 Dividend income........     $ 34,049       $   2,631     $ 15,789      $   495
 Dividend income from
 affiliates(c)..........        2,185             171          392            3
 Interest income........           --              45           24           --
 Income from securities
 lending (net)..........           --             333          308            3
 Foreign taxes
 withheld...............          (12)             (5)          --           --
                             --------       ---------     --------      -------
Total Investment
 Income.................       36,222           3,175       16,513          501
                             --------       ---------     --------      -------
EXPENSES:
Investment advisory
 fees...................       15,460           4,927        6,906          293
Administration fees.....        1,729             995        1,398           42
Distribution fees
 Distribution fees
 (Class A)..............          458             276          472           55
Distribution fees (Class
 B).....................          280             283          347           76
Distribution fees (Class
 C).....................        1,961             107          435            8
Shareholder servicing
 fees (Class A).........          155              75          131           14
Shareholder servicing
 fees (Class B).........           28              26           31            7
Shareholder servicing
 fees (Class C).........          205              11           40            1
Shareholder servicing
 fees (Select Class)....          826               6          532            1
Shareholder servicing
 fees (Institutional
 Class).................           --             435           --           --
Custodian and accounting
 fees...................           87              55           51           14
Dividend expense for
 securities sold short..       10,967              --           --           --
Interest expense........           --               4           --           --(b)
Professional fees.......           34              22           30           13
Trustees' fees..........           18              10           14            1
Printing and mailing
 costs..................           97             113           64           15
Registration and filing
 fees...................           62              47           63           43
Transfer agent fees.....          455             450          654          184
Other...................           33              21           31            4
                             --------       ---------     --------      -------
Total expenses before
 waivers................       32,855           7,863       11,199          771
                             --------       ---------     --------      -------
Less amounts waived.....       (3,556)           (366)        (493)        (254)
Less earnings credits...          (26)             (2)          (5)          --(b)
Less reimbursement for
 legal matters..........           (6)             (4)          (5)          --(b)
                             --------       ---------     --------      -------
Total expenses..........       29,267           7,491       10,696          517
                             --------       ---------     --------      -------
Net Investment Income
 (Loss).................        6,955          (4,316)       5,817          (16)
                             --------       ---------     --------      -------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS, FUTURES
 AND
 FOREIGN EXCHANGE
 CONTRACTS:
Net realized gain (loss)
 on transactions from:
 Investments............      (26,865)        179,792      201,193       (5,077)
 Securities sold short..       55,194              --           --           --
 Futures................           --              --         (804)          --
                             --------       ---------     --------      -------
Net realized gain
 (loss).................       28,329         179,792      200,389       (5,077)
                             --------       ---------     --------      -------
Change in net unrealized
appreciation/depreciation
 of:
 Investments............       47,577        (124,319)     (91,106)       3,844
 Securities sold short..      (28,817)             --           --           --
 Futures................           --              --          369           --
                             --------       ---------     --------      -------
Net change in unrealized
appreciation/depreciation..      18,760      (124,319)     (90,737)       3,844
                             --------       ---------     --------      -------
Net realized/unrealized
 gains (losses) on
 investments, futures
 and
 foreign exchange
 transactions...........       47,089          55,473      109,652       (1,233)
                             --------       ---------     --------      -------
Change in net assets
 resulting from
 operations.............     $ 54,044       $  51,157     $115,469      $(1,249)
                             ========       =========     ========      =======

------------

(b) Amount is less than
    $1,000.

(c) Includes
    reimbursements of
    investment advisory
    and administration
    fees................          293              24           36           --(b)

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 118

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                    DIVERSIFIED                   DIVERSIFIED                   DIVERSIFIED
                                   MID CAP FUND               MID CAP GROWTH FUND           MID CAP VALUE FUND
                            ---------------------------   ---------------------------   ---------------------------
                                YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                              JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                2005           2004           2005           2004           2005           2004
                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income
   (loss).................   $    2,176     $      601    $   (14,438)    $  (15,441)    $   12,314     $   10,230
 Net realized gain (loss)
   on investments, futures
   and foreign exchange
   contracts..............      281,906        132,509        552,959        154,549        401,050        104,968
 Change in net unrealized
   appreciation/
   depreciation of
   investments, futures
   and foreign exchange
   contracts..............     (150,298)        79,845       (356,202)       314,486       (209,038)       330,093
                             ----------     ----------    -----------     ----------     ----------     ----------
   Increase (decrease) in
     net assets from
     operations...........      133,784        212,955        182,319        453,594        204,326        445,291
                             ----------     ----------    -----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment
   income.................         (106)            (5)            --             --         (1,803)          (797)
 From net realized
   gains..................       (6,947)            --             --             --         (7,125)            --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment
   income.................           --             --             --             --           (220)            --
 From net realized
   gains..................         (976)            --             --             --         (2,163)            --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment
   income.................           --             --             --             --            (96)            --
 From net realized
   gains..................         (417)            --             --             --           (670)            --
DISTRIBUTIONS TO SELECT
 CLASS SHAREHOLDERS:
 From net investment
   income.................       (1,781)          (620)            --             --        (11,612)        (9,282)
 From net realized
   gains..................      (43,976)            --             --             --        (44,624)            --
DISTRIBUTIONS TO ULTRA
 SHAREHOLDERS:
 From net investment
   income.................          (59)            --             --             --            (71)            --
                             ----------     ----------    -----------     ----------     ----------     ----------
   Total distributions to
     shareholders.........      (54,262)          (625)            --             --        (68,384)       (10,079)
                             ----------     ----------    -----------     ----------     ----------     ----------
CAPITAL SHARE
 TRANSACTIONS:
 Increase (decrease)......     (317,562)      (116,385)    (1,066,337)       (25,924)      (692,095)       (89,715)
NET ASSETS:
 Total increase (decrease)
   in net assets..........     (238,040)        95,945       (884,018)       427,670       (556,153)       345,497
Beginning of period.......    1,073,604        977,659      2,614,633      2,186,963      1,865,719      1,520,222
                             ----------     ----------    -----------     ----------     ----------     ----------
End of period.............   $  835,564     $1,073,604    $ 1,730,615     $2,614,633     $1,309,566     $1,865,719
                             ==========     ==========    ===========     ==========     ==========     ==========
Accumulated undistributed
 (distributions in excess
 of) net investment
 income...................   $      202     $      (28)   $       (64)    $      (55)    $   (1,402)    $       86
                             ==========     ==========    ===========     ==========     ==========     ==========

                                    EQUITY
                                  INCOME FUND
                            -----------------------
                               YEAR         YEAR
                              ENDED        ENDED
                             JUNE 30,     JUNE 30,
                               2005         2004
                            ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income
   (loss).................  $   9,790     $  6,638
 Net realized gain (loss)
   on investments, futures
   and foreign exchange
   contracts..............    152,211       28,644
 Change in net unrealized
   appreciation/
   depreciation of
   investments, futures
   and foreign exchange
   contracts..............   (109,941)      34,593
                            ---------     --------
   Increase (decrease) in
     net assets from
     operations...........     52,060       69,875
                            ---------     --------
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment
   income.................     (1,875)      (1,109)
 From net realized
   gains..................    (13,274)      (2,437)
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment
   income.................       (789)        (519)
 From net realized
   gains..................     (8,772)      (2,489)
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment
   income.................        (74)         (28)
 From net realized
   gains..................       (613)        (145)
DISTRIBUTIONS TO SELECT
 CLASS SHAREHOLDERS:
 From net investment
   income.................     (6,905)      (4,914)
 From net realized
   gains..................    (45,851)      (9,904)
DISTRIBUTIONS TO ULTRA
 SHAREHOLDERS:
 From net investment
   income.................         --           --
                            ---------     --------
   Total distributions to
     shareholders.........    (78,153)     (21,545)
                            ---------     --------
CAPITAL SHARE
 TRANSACTIONS:
 Increase (decrease)......     30,682      (21,767)
NET ASSETS:
 Total increase (decrease)
   in net assets..........      4,589       26,563
Beginning of period.......    489,901      463,338
                            ---------     --------
End of period.............  $ 494,490     $489,901
                            =========     ========
Accumulated undistributed
 (distributions in excess
 of) net investment
 income...................  $     122     $     34
                            =========     ========

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                   EQUITY                 INTERNATIONAL                 LARGE
                                                 INDEX FUND             EQUITY INDEX FUND          CAP GROWTH FUND
                                          ------------------------   -----------------------   -----------------------
                                          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                             2005          2004         2005         2004         2005         2004
                                          -----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........  $    40,111   $   32,886    $ 17,300     $ 10,431    $    5,170   $   (4,034)
  Net realized gain (loss) on
    investments, futures and foreign
    exchange contracts..................      426,811      (37,834)     18,619       11,670       234,264      272,420
  Change in net unrealized
    appreciation/depreciation of
    investments, futures and foreign
    exchange contracts..................     (309,207)     477,358      87,658      185,084      (213,064)      32,189
                                          -----------   ----------    --------     --------    ----------   ----------
    Increase (decrease) in net assets
      from operations...................      157,715      472,410     123,577      207,185        26,370      300,575
                                          -----------   ----------    --------     --------    ----------   ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............       (7,056)      (5,248)       (700)        (320)         (475)          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income............       (2,686)      (1,308)       (116)         (43)          (62)          --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income............         (925)        (449)        (73)         (43)           (1)          --
DISTRIBUTIONS TO SELECT CLASS
  SHAREHOLDERS:
  From net investment income............      (28,958)     (25,610)    (15,936)      (7,815)       (4,721)          --
DISTRIBUTIONS TO ULTRA SHAREHOLDERS:
  From net investment income............           --           --          --           --           (24)          --
                                          -----------   ----------    --------     --------    ----------   ----------
    Total distributions to
      shareholders......................      (39,625)     (32,615)    (16,825)      (8,221)       (5,283)          --
                                          -----------   ----------    --------     --------    ----------   ----------
CAPITAL SHARE TRANSACTIONS:
  Increase (decrease)...................   (1,171,447)    (143,363)    (17,624)      57,067      (616,404)     (56,978)
NET ASSETS:
  Total increase (decrease) in net
    assets..............................   (1,053,357)     296,432      89,128      256,031      (595,317)     243,597
Beginning of period.....................    2,906,362    2,609,930     859,372      603,341     2,285,063    2,041,466
                                          -----------   ----------    --------     --------    ----------   ----------
End of period...........................  $ 1,853,005   $2,906,362    $948,500     $859,372    $1,689,746   $2,285,063
                                          ===========   ==========    ========     ========    ==========   ==========
Accumulated undistributed (distributions
  in excess of) net investment income...  $       654   $      168    $  9,621     $  8,606    $     (205)  $      (91)
                                          ===========   ==========    ========     ========    ==========   ==========

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 120

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                           LARGE                    MARKET                   MULTI-CAP
                                                      CAP VALUE FUND         EXPANSION INDEX FUND       MARKET NEUTRAL FUND
                                                  -----------------------   -----------------------   -----------------------
                                                                               YEAR         YEAR                      YEAR
                                                  YEAR ENDED   YEAR ENDED     ENDED        ENDED      YEAR ENDED     ENDED
                                                   JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                     2005         2004         2005         2004         2005         2004
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..................  $   21,961   $   17,393    $  3,569     $  1,013    $    6,955    $ (5,163)
  Net realized gain (loss) on investments,
    futures and foreign exchange contracts......     260,932       76,468      36,529       12,768        28,329      21,116
  Change in net unrealized
    appreciation/depreciation of investments,
    futures and foreign exchange contracts......    (121,754)     167,570      54,454       41,390        18,760      19,167
                                                  ----------   ----------    --------     --------    ----------    --------
    Increase (decrease) in net assets from
      operations................................     161,139      261,431      94,552       55,171        54,044      35,120
                                                  ----------   ----------    --------     --------    ----------    --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income....................        (770)        (556)       (247)         (77)           --          --
  From net realized gains.......................          --           --        (771)          --        (1,593)       (116)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income....................        (185)         (62)         (6)          --            --          --
  From net realized gains.......................          --           --        (401)          --          (359)        (52)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income....................         (44)         (13)         (6)          --            --          --
  From net realized gains.......................          --           --        (279)          --        (2,541)       (221)
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
  From net investment income....................     (20,311)     (16,768)     (3,327)        (928)           --          --
  From net realized gains.......................          --           --      (7,331)          --        (9,752)     (1,013)
DISTRIBUTIONS TO ULTRA SHAREHOLDERS:
  From net investment income....................        (184)          --          --           --            --          --
                                                  ----------   ----------    --------     --------    ----------    --------
    Total distributions to shareholders.........     (21,494)     (17,399)    (12,368)      (1,005)      (14,245)     (1,402)
                                                  ----------   ----------    --------     --------    ----------    --------
CAPITAL SHARE TRANSACTIONS:
  Increase (decrease)...........................    (432,226)      78,928     215,022      120,798       464,800     637,717
NET ASSETS:
  Total increase (decrease) in net assets.......    (292,581)     322,960     297,206      174,964       504,599     671,435
Beginning of period.............................   1,560,026    1,237,066     328,855      153,891       959,909     288,474
                                                  ----------   ----------    --------     --------    ----------    --------
End of period...................................  $1,267,445   $1,560,026    $626,061     $328,855    $1,464,508    $959,909
                                                  ==========   ==========    ========     ========    ==========    ========
Accumulated undistributed (distributions in
  excess of) net investment income..............  $      402   $      (65)   $    (11)    $      6    $    8,989    $     (2)
                                                  ==========   ==========    ========     ========    ==========    ========

See notes to financial statements

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                            SMALL
                                                       CAP GROWTH FUND                SMALL                TECHNOLOGY FUND
                                                   -----------------------       CAP VALUE FUND        -----------------------
                                                      YEAR         YEAR      -----------------------      YEAR         YEAR
                                                     ENDED        ENDED      YEAR ENDED   YEAR ENDED     ENDED        ENDED
                                                    JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                      2005         2004         2005         2004         2005         2004
                                                   ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...................  $  (4,316)    $ (3,710)   $    5,817   $    2,266    $   (16)     $  (474)
  Net realized gain (loss) on investments,
    futures and foreign exchange contracts.......    179,792      104,437       200,389       99,855     (5,077)      (2,940)
  Change in net unrealized
    appreciation/depreciation of investments,
    futures and foreign exchange contracts.......   (124,319)      88,322       (90,737)     174,412      3,844        9,134
                                                   ---------     --------    ----------   ----------    -------      -------
    Increase (decrease) in net assets from
      operations.................................     51,157      189,049       115,469      276,533     (1,249)       5,720
                                                   ---------     --------    ----------   ----------    -------      -------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.....................         --           --          (702)        (133)        --           --
  From net realized gains........................       (445)          --       (12,953)          --         --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.....................         --           --           (44)          --         --           --
  From net realized gains........................       (170)          --        (3,671)          --         --           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income.....................         --           --           (56)          --         --           --
  From net realized gains........................        (60)          --        (4,438)          --         --           --
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
  From net investment income.....................         --           --        (4,679)      (2,142)        --           --
  From net realized gains........................     (2,906)          --       (69,255)          --         --           --
DISTRIBUTIONS TO ULTRA SHAREHOLDERS:
  From net investment income.....................         --           --          (127)          --         --           --
                                                   ---------     --------    ----------   ----------    -------      -------
    Total distributions to shareholders..........     (3,581)          --       (95,925)      (2,275)        --           --
                                                   ---------     --------    ----------   ----------    -------      -------
CAPITAL SHARE TRANSACTIONS:
Increase (decrease)..............................   (174,024)      43,312      (210,621)      34,567     (8,352)        (827)
NET ASSETS:
  Total increase (decrease) in net assets........   (126,448)     232,361      (191,077)     308,825     (9,601)       4,893
Beginning of period..............................    767,101      534,740     1,064,932      756,107     34,654       29,761
                                                   ---------     --------    ----------   ----------    -------      -------
End of period....................................  $ 640,653     $767,101    $  873,855   $1,064,932    $25,053      $34,654
                                                   =========     ========    ==========   ==========    =======      =======
Accumulated undistributed (distributions in
  excess of) net investment income...............  $     (13)    $     (9)   $      185   $      (24)   $    --      $    --
                                                   =========     ========    ==========   ==========    =======      =======

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 122

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                              DIVERSIFIED MID CAP       DIVERSIFIED MID CAP       DIVERSIFIED MID CAP          EQUITY INCOME
                                     FUND                   GROWTH FUND               VALUE FUND                   FUND
                            -----------------------   -----------------------   -----------------------   -----------------------
                               YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                               2005         2004         2005         2004         2005         2004         2005         2004
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares
 issued...................  $  16,697    $  23,816    $ 118,056    $ 218,475    $  86,921    $  87,983    $  27,347     $ 28,923
 Proceeds from merger.....         --           --           --           --           --           --       18,431           --
 Dividends reinvested.....      6,372            5           --           --        8,613          503       13,700        3,131
 Cost of shares
 redeemed.................    (46,116)     (37,222)    (268,610)    (170,928)    (110,693)     (82,357)     (25,292)     (37,571)
                            ---------    ---------    ---------    ---------    ---------    ---------    ---------     --------
Change in net assets from
 Class A capital
 transactions.............  $ (23,047)   $ (13,401)   $(150,554)   $  47,547    $ (15,159)   $   6,129    $  34,186     $ (5,517)
                            =========    =========    =========    =========    =========    =========    =========     ========
CLASS B SHARES:
 Proceeds from shares
 issued...................  $   1,803    $   2,815    $  10,776    $  17,086    $  12,671    $  10,737    $   4,533     $  7,270
 Proceeds from merger.....         --           --           --           --           --           --        7,621           --
 Dividends reinvested.....        873           --           --           --        2,261           --        9,065        2,903
 Cost of shares
 redeemed.................     (7,427)      (3,930)     (70,871)     (47,102)     (22,295)     (14,220)     (30,597)     (28,351)
                            ---------    ---------    ---------    ---------    ---------    ---------    ---------     --------
Change in net assets from
 Class B capital
 transactions.............  $  (4,751)   $  (1,115)   $ (60,095)   $ (30,016)   $  (7,363)   $  (3,483)   $  (9,378)    $(18,178)
                            =========    =========    =========    =========    =========    =========    =========     ========
CLASS C SHARES:
 Proceeds from shares
 issued...................  $   1,977    $   2,113    $   6,179    $  17,764    $  11,791    $   6,802    $     943     $  3,045
 Proceeds from merger.....         --           --           --           --           --           --        3,534           --
 Dividends reinvested.....        331           --           --           --          616           --          617          153
 Cost of shares
 redeemed.................     (2,229)      (2,240)     (30,423)     (20,512)      (7,895)      (6,673)      (1,586)      (2,001)
                            ---------    ---------    ---------    ---------    ---------    ---------    ---------     --------
Change in net assets from
 Class C capital
 transactions.............  $      79    $    (127)   $ (24,244)   $  (2,748)   $   4,512    $     129    $   3,508     $  1,197
                            =========    =========    =========    =========    =========    =========    =========     ========
SELECT CLASS SHARES:
 Proceeds from shares
 issued...................  $  69,679    $ 131,903    $ 137,170    $ 316,566    $ 164,225    $ 239,846    $  59,293     $ 66,701
 Proceeds from merger.....         --           --           --           --           --           --       35,445           --
 Dividends reinvested.....     10,309          113           --           --       12,440          863       15,837        8,041
 Cost of shares
 redeemed.................   (395,632)    (233,758)    (979,752)    (357,273)    (862,583)    (333,199)    (108,209)     (74,011)
                            ---------    ---------    ---------    ---------    ---------    ---------    ---------     --------
Change in net assets from
 Select Class capital
 transactions.............  $(315,644)   $(101,742)   $(842,582)   $ (40,707)   $(685,918)   $ (92,490)   $   2,366     $    731
                            =========    =========    =========    =========    =========    =========    =========     ========
ULTRA SHARES:*
 Proceeds from shares
 issued...................  $  26,353    $      --    $  11,138    $      --    $  11,833    $      --    $      --     $     --
 Cost of shares
 redeemed.................       (552)          --           --           --           --           --           --           --
                            ---------    ---------    ---------    ---------    ---------    ---------    ---------     --------
Change in net assets from
 Ultra capital
 transactions.............  $  25,801    $      --    $  11,138    $      --    $  11,833    $      --    $      --     $     --
                            =========    =========    =========    =========    =========    =========    =========     ========

------------

* Commencement of operations for Ultra, 02/22/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                              DIVERSIFIED MID CAP       DIVERSIFIED MID CAP       DIVERSIFIED MID CAP          EQUITY INCOME
                                     FUND                   GROWTH FUND               VALUE FUND                   FUND
                            -----------------------   -----------------------   -----------------------   -----------------------
                               YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                               2005         2004         2005         2004         2005         2004         2005         2004
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued...................        871        1,390        5,320       10,666        4,862        5,504        1,731        1,808
 Issued from merger.......         --           --           --           --           --           --        1,196           --
 Reinvested...............        335           --           --           --          477           33          904          201
 Redeemed.................     (2,376)      (2,139)     (12,058)      (8,292)      (6,156)      (5,209)      (1,601)      (2,379)
                            ---------    ---------    ---------    ---------    ---------     --------    ---------     --------
Change in Class A capital
 Shares...................     (1,170)        (749)      (6,738)       2,374         (817)         328        2,230         (370)
                            =========    =========    =========    =========    =========     ========    =========     ========
CLASS B SHARES:
 Issued...................         99          174          544          933          729          695          290          461
 Issued from merger.......         --           --           --           --           --           --          516           --
 Reinvested...............         48           --           --           --          129           --          601          187
 Redeemed.................       (411)        (230)      (3,584)      (2,542)      (1,291)        (919)      (1,937)      (1,777)
                            ---------    ---------    ---------    ---------    ---------     --------    ---------     --------
Change in Class B capital
 Shares...................       (264)         (56)      (3,040)      (1,609)        (433)        (224)        (530)      (1,129)
                            =========    =========    =========    =========    =========     ========    =========     ========

CLASS C SHARES:
 Issued...................        107          128          292          909          665          453           60          195
 Issued from merger.......         --           --           --           --           --           --          210           --
 Reinvested...............         18           --           --           --           35           --           41           10
 Redeemed.................       (121)        (131)      (1,457)      (1,021)        (463)        (426)        (102)        (125)
                            ---------    ---------    ---------    ---------    ---------     --------    ---------     --------
Change in Class C capital
 Shares...................          4           (3)      (1,165)        (112)         237           27          209           80
                            =========    =========    =========    =========    =========     ========    =========     ========
SELECT CLASS SHARES:
 Issued...................      3,631        7,557        6,105       15,186        9,353       15,372        3,804        4,141
 Issued from merger.......         --           --           --           --           --           --        2,289           --
 Reinvested...............        534            7           --           --          697           58        1,046          516
 Redeemed.................    (20,890)     (13,075)     (42,536)     (16,786)     (48,620)     (20,713)      (6,818)      (4,615)
                            ---------    ---------    ---------    ---------    ---------     --------    ---------     --------
Change in Select Class
 Shares...................    (16,725)      (5,511)     (36,431)      (1,600)     (38,570)      (5,283)         321           42
                            =========    =========    =========    =========    =========     ========    =========     ========
ULTRA SHARES:*
 Issued...................      1,327           --          470           --          655           --           --           --
 Redeemed.................        (27)          --           --           --           --           --           --           --
                            ---------    ---------    ---------    ---------    ---------     --------    ---------     --------
Change in Ultra capital
 Shares...................      1,300           --          470           --          655           --           --           --
                            =========    =========    =========    =========    =========     ========    =========     ========

------------

* Commencement of operations for Ultra, 02/22/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 124

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                           EQUITY INDEX          INTERNATIONAL EQUITY            LARGE CAP
                                                               FUND                   INDEX FUND                GROWTH FUND
                                                     ------------------------   -----------------------   -----------------------
                                                        YEAR          YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                        2005          2004         2005         2004         2005         2004
                                                     -----------   ----------   ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued.......................  $   158,344       $136,682     $ 21,202     $ 18,507    $  56,251    $  68,460
 Proceeds from merger..............................           --             --           --           --       14,694           --
 Dividends reinvested..............................        7,843          4,960          597          273          441           --
 Cost of shares redeemed...........................     (229,948)      (150,395)     (16,696)     (14,512)     (99,857)     (84,620)
 Redemption fees...................................           --             --           --(b)        --           --           --
                                                     -----------       --------     --------     --------    ---------    ---------
Change in net assets from Class A capital
 transactions......................................  $   (63,761)      $ (8,753)    $  5,103     $  4,268    $ (28,471)   $ (16,160)
                                                     ===========       ========     ========     ========    =========    =========
CLASS B SHARES:
 Proceeds from shares issued.......................  $    12,851       $ 25,312     $  3,613     $  2,390    $  10,059    $  16,500
 Proceeds from merger..............................           --             --           --           --        6,831           --
 Dividends reinvested..............................        2,806          1,362          110           42           61           --
 Cost of shares redeemed...........................     (130,494)       (76,242)      (3,975)      (2,963)     (98,039)     (82,689)
                                                     -----------       --------     --------     --------    ---------    ---------
Change in net assets from Class B capital
 transactions......................................  $  (114,837)      $(49,568)    $   (252)    $   (531)   $ (81,088)   $ (66,189)
                                                     ===========       ========     ========     ========    =========    =========
CLASS C SHARES:
 Proceeds from shares issued.......................  $     9,612       $ 24,183     $  2,141     $  4,890    $   1,801    $   3,377
 Proceeds from merger..............................           --             --           --           --          755           --
 Dividends reinvested..............................          805            405           66           41           --           --
 Cost of shares redeemed...........................      (40,795)       (28,304)      (4,561)      (4,361)     (10,559)      (6,610)
 Redemption fees...................................           --             --            1           --           --           --
                                                     -----------       --------     --------     --------    ---------    ---------
Change in net assets from Class C capital
 transactions......................................  $   (30,378)      $ (3,716)    $ (2,353)    $    570    $  (8,003)   $  (3,233)
                                                     ===========       ========     ========     ========    =========    =========
SELECT CLASS SHARES:
 Proceeds from shares issued.......................  $   522,437       $360,633     $245,374     $184,394    $ 197,216    $ 321,045
 Proceeds from merger..............................           --             --           --           --       25,562           --
 Dividends reinvested..............................       12,832         14,263          209        1,766          196           --
 Cost of shares redeemed...........................   (1,497,740)      (456,222)    (265,715)    (133,400)    (743,770)    (292,441)
 Redemption fees...................................           --             --           10           --           --           --
                                                     -----------       --------     --------     --------    ---------    ---------
Change in net assets from Select Class capital
 transactions......................................  $  (962,471)      $(81,326)    $(20,122)    $ 52,760    $(520,796)   $  28,604
                                                     ===========       ========     ========     ========    =========    =========
ULTRA SHARES:*
 Proceeds from shares issued.......................  $        --       $     --     $     --     $     --    $  21,954    $      --
                                                     -----------       --------     --------     --------    ---------    ---------
Change in net assets from Ultra capital
 transactions......................................  $        --       $     --     $     --     $     --    $  21,954    $      --
                                                     ===========       ========     ========     ========    =========    =========

------------

 * Commencement of operations for Ultra, 02/22/2005.

(b) Amount is less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                           EQUITY INDEX          INTERNATIONAL EQUITY            LARGE CAP
                                                               FUND                   INDEX FUND                GROWTH FUND
                                                     ------------------------   -----------------------   -----------------------
                                                        YEAR          YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                      JUNE 30,      JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                        2005          2004         2005         2004         2005         2004
                                                     -----------   ----------   ----------   ----------   ----------   ----------
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued............................................     5,952          5,563        1,121        1,153        3,842        4,862
 Issued from merger................................        --             --           --           --          988           --
 Reinvested........................................       293            206           30           16           28           --
 Redeemed..........................................    (8,700)        (6,104)        (893)        (909)      (6,834)      (5,944)
                                                     -----------    --------     --------     --------    ---------    ---------
Change in Class A Shares...........................    (2,455)          (335)         258          260       (1,976)      (1,082)
                                                     ===========    ========     ========     ========    =========    =========
CLASS B SHARES:
 Issued............................................       486          1,040          200          157          744        1,266
 Issued from merger................................        --             --           --           --          499           --
 Reinvested........................................       104             57            6            3            4           --
 Redeemed..........................................    (4,948)        (3,079)        (224)        (194)      (7,292)      (6,263)
                                                     -----------    --------     --------     --------    ---------    ---------
Change in Class B Shares...........................    (4,358)        (1,982)         (18)         (34)      (6,045)      (4,997)
                                                     ===========    ========     ========     ========    =========    =========
CLASS C SHARES:
 Issued............................................       369            995          116          314          145          264
 Issued from merger................................        --             --           --           --           46           --
 Reinvested........................................        30             17            3            3           --           --
 Redeemed..........................................    (1,558)        (1,142)        (254)        (273)        (791)        (506)
                                                     -----------    --------     --------     --------    ---------    ---------
Change in Class C Shares...........................    (1,159)          (130)        (135)          44         (600)        (242)
                                                     ===========    ========     ========     ========    =========    =========
SELECT CLASS SHARES:
 Issued............................................    19,615         14,553       12,619       11,382       13,910       23,135
 Issued from merger................................        --             --           --           --        1,747           --
 Reinvested........................................       489            600           10          105           14           --
 Redeemed..........................................   (55,337)       (18,455)     (13,497)      (8,478)     (50,951)     (20,953)
                                                     -----------    --------     --------     --------    ---------    ---------
Change in Select Class Shares......................   (35,233)        (3,302)        (868)       3,009      (35,280)       2,182
                                                     ===========    ========     ========     ========    =========    =========
ULTRA SHARES:*
 Issued............................................        --             --           --           --        1,524           --
                                                     -----------    --------     --------     --------    ---------    ---------
Change in Ultra Shares.............................        --             --           --           --        1,524           --
                                                     ===========    ========     ========     ========    =========    =========

------------

* Commencement of operations for Ultra, 02/22/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 126

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                             LARGE CAP             MARKET EXPANSION          MULTI-CAP MARKET
                                                            VALUE FUND                INDEX FUND               NEUTRAL FUND
                                                      -----------------------   -----------------------   -----------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued........................  $  18,234    $  41,478    $  31,171     $ 25,135     $133,528     $104,945
 Dividends reinvested...............................        811          384          866           47          680           60
 Cost of shares redeemed............................    (30,219)     (23,849)     (15,835)      (9,029)     (55,761)     (18,957)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in net assets from Class A capital
 transactions.......................................  $ (11,174)   $  18,013    $  16,202     $ 16,153     $ 78,447     $ 86,048
                                                      =========    =========    =========     ========     ========     ========
CLASS B SHARES:
 Proceeds from shares issued........................  $   3,942    $  10,458    $   6,098     $  7,493     $  6,924     $ 17,386
 Dividends reinvested...............................        192           43          343           --          174           24
 Cost of shares redeemed............................     (9,984)      (6,947)      (4,995)      (2,318)      (4,740)      (1,617)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in net assets from Class B capital
 transactions.......................................  $  (5,850)   $   3,554    $   1,446     $  5,175     $  2,358     $ 15,793
                                                      =========    =========    =========     ========     ========     ========
CLASS C SHARES:
 Proceeds from shares issued........................  $   1,613    $   2,713    $   6,224     $  7,741     $ 96,999     $136,713
 Dividends reinvested...............................         43            8          182           --        1,126           99
 Cost of shares redeemed............................     (2,178)      (2,171)      (5,128)      (5,362)     (46,084)      (9,972)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in net assets from Class C capital
 transactions.......................................  $    (522)   $     550    $   1,278     $  2,379     $ 52,041     $126,840
                                                      =========    =========    =========     ========     ========     ========
SELECT CLASS SHARES:
 Proceeds from shares issued........................  $ 110,233    $ 245,871    $ 319,694     $123,710     $416,379     $433,426
 Dividends reinvested...............................      2,200        4,410        3,723          126        4,481          904
 Cost of shares redeemed............................   (551,369)    (193,470)    (127,321)     (26,745)     (88,906)     (25,294)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in net assets from Select Class capital
 transactions.......................................  $(438,936)   $  56,811    $ 196,096     $ 97,091     $331,954     $409,036
                                                      =========    =========    =========     ========     ========     ========
ULTRA SHARES:*
 Proceeds from shares issued........................  $  24,256    $      --    $      --     $     --     $     --     $     --
                                                      ---------    ---------    ---------     --------     --------     --------
Change in net assets from Ultra capital
 transactions.......................................  $  24,256    $      --    $      --     $     --     $     --     $     --
                                                      =========    =========    =========     ========     ========     ========

------------

* Commencement of operations for Ultra, 02/22/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                             LARGE CAP             MARKET EXPANSION          MULTI-CAP MARKET
                                                            VALUE FUND                INDEX FUND               NEUTRAL FUND
                                                      -----------------------   -----------------------   -----------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.............................................      1,193        3,099        2,788        2,539       12,433       10,110
 Reinvested.........................................         54           28           75            5           64            6
 Redeemed...........................................     (2,000)      (1,742)      (1,420)        (902)      (5,218)      (1,837)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in Class A Shares............................       (753)       1,385        1,443        1,642        7,279        8,279
                                                      =========    =========    =========     ========     ========     ========
CLASS B SHARES:
 Issued.............................................        258          789          560          768          654        1,697
 Reinvested.........................................         12            3           30           --           17            2
 Redeemed...........................................       (668)        (510)        (452)        (236)        (448)        (157)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in Class B Shares............................       (398)         282          138          532          223        1,542
                                                      =========    =========    =========     ========     ========     ========
CLASS C SHARES:
 Issued.............................................        106          201          578          841        9,159       13,254
 Reinvested.........................................          3            1           16           --          108           10
 Redeemed...........................................       (145)        (161)        (498)        (555)      (4,353)        (968)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in Class C Shares............................        (36)          41           96          286        4,914       12,296
                                                      =========    =========    =========     ========     ========     ========
SELECT CLASS SHARES:
 Issued.............................................      7,363       18,330       30,516       12,431       38,835       41,984
 Reinvested.........................................        149          333          325           13          423           88
 Redeemed...........................................    (35,935)     (14,278)     (11,250)      (2,718)      (8,253)      (2,427)
                                                      ---------    ---------    ---------     --------     --------     --------
Change in Select Class Shares.......................    (28,423)       4,385       19,591        9,726       31,005       39,645
                                                      =========    =========    =========     ========     ========     ========
ULTRA SHARES:*
 Issued.............................................      1,557           --           --           --           --           --
                                                      ---------    ---------    ---------     --------     --------     --------
Change in Ultra Shares..............................      1,557           --           --           --           --           --
                                                      =========    =========    =========     ========     ========     ========

------------

(b) Amounts round to less than 1,000.
* Commencement of operations for Ultra, 02/22/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 128

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                         SMALL CAP GROWTH           SMALL CAP VALUE             TECHNOLOGY
                                                               FUND                      FUND                      FUND
                                                      -----------------------   -----------------------   -----------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued........................  $  36,533     $ 34,295    $  42,445     $ 78,907     $ 2,409      $ 5,576
 Proceeds from merger...............................      1,524           --           --           --          --           --
 Dividends reinvested...............................        406           --       11,577          146          --           --
 Cost of shares redeemed............................    (44,185)     (30,577)     (60,610)     (56,271)     (5,345)      (7,052)
                                                      ---------     --------    ---------     --------     -------      -------
Change in net assets from Class A capital
 transactions.......................................  $  (5,722)    $  3,718    $  (6,588)    $ 22,782     $(2,936)     $(1,476)
                                                      =========     ========    =========     ========     =======      =======
CLASS B SHARES:
 Proceeds from shares issued........................  $   7,560     $  6,306    $   1,878     $ 11,333     $   610      $ 3,590
 Dividends reinvested...............................        161           --        3,342           --          --           --
 Cost of shares redeemed............................    (10,963)      (6,667)     (11,528)      (8,560)     (2,354)      (2,736)
                                                      ---------     --------    ---------     --------     -------      -------
Change in net assets from Class B capital
 transactions.......................................  $  (3,242)    $   (361)   $  (6,308)    $  2,773     $(1,744)     $   854
                                                      =========     ========    =========     ========     =======      =======
CLASS C SHARES:
 Proceeds from shares issued........................  $   4,655     $  4,878    $   4,063     $ 22,760     $    47      $   963
 Dividends reinvested...............................         36           --        2,653           --          --           --
 Cost of shares redeemed............................     (3,943)      (2,170)     (15,689)     (12,265)       (402)        (835)
                                                      ---------     --------    ---------     --------     -------      -------
Change in net assets from Class C capital
 transactions.......................................  $     748     $  2,708    $  (8,973)    $ 10,495     $  (355)     $   128
                                                      =========     ========    =========     ========     =======      =======
SELECT CLASS SHARES:
 Proceeds from shares issued........................  $  88,936     $147,519    $ 136,562     $138,907     $   251      $ 1,142
 Proceeds from merger...............................      7,138           --           --           --          --           --
 Dividends reinvested...............................        669           --       15,176          443          --           --
 Cost of shares redeemed............................   (318,605)    (110,272)    (372,956)    (140,833)     (3,568)      (1,475)
                                                      ---------     --------    ---------     --------     -------      -------
Change in net assets from Select Class capital
 transactions.......................................  $(221,862)    $ 37,247    $(221,218)    $ (1,483)    $(3,317)     $  (333)
                                                      =========     ========    =========     ========     =======      =======
INSTITUTIONAL CLASS SHARES:*
 Proceeds from shares issued........................  $  55,142     $     --    $      --     $     --     $    --      $    --
 Proceeds from merger...............................      3,614           --           --           --          --           --
 Cost of shares redeemed............................     (2,702)          --           --           --          --           --
                                                      ---------     --------    ---------     --------     -------      -------
Change in net assets from Institutional Class
 capital transactions...............................  $  56,054     $     --    $      --     $     --     $    --      $    --
                                                      =========     ========    =========     ========     =======      =======
ULTRA SHARES:*
 Proceeds from shares issued........................  $      --     $     --    $  51,660     $     --     $    --      $    --
 Dividends reinvested...............................         --           --           85           --          --           --
 Cost of shares redeemed............................         --           --      (19,279)          --          --           --
                                                      ---------     --------    ---------     --------     -------      -------
 Change in net assets from Ultra capital
 transactions.......................................  $      --     $     --    $  32,466     $     --     $    --      $    --
                                                      =========     ========    =========     ========     =======      =======

------------

* Commencement of operations for Institutional Class and Ultra, 02/19/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNT IN THOUSANDS)

                                                             SMALL CAP                 SMALL CAP                TECHNOLOGY
                                                            GROWTH FUND               VALUE FUND                   FUND
                                                      -----------------------   -----------------------   -----------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.............................................      3,141        3,276        1,751        3,611         566        1,275
 Issued from merger.................................        123           --           --           --          --           --
 Reinvested.........................................         32           --          473            7          --           --
 Redeemed...........................................     (3,680)      (2,940)      (2,493)      (2,538)     (1,266)      (1,616)
                                                      ---------     --------    ---------     --------     -------      -------
Change in Class A Shares............................       (384)         336         (269)       1,080        (700)        (341)
                                                      =========     ========    =========     ========     =======      =======
CLASS B SHARES:
 Issued.............................................        706          654           82          550         150          854
 Reinvested.........................................         14           --          146           --          --           --
 Redeemed...........................................       (998)        (687)        (510)        (405)       (573)        (647)
                                                      ---------     --------    ---------     --------     -------      -------
Change in Class B Shares............................       (278)         (33)        (282)         145        (423)         207
                                                      =========     ========    =========     ========     =======      =======
CLASS C SHARES:
 Issued.............................................        414          501          178        1,109          11          224
 Reinvested.........................................          3           --          117           --          --           --
 Redeemed...........................................       (354)        (216)        (692)        (581)        (99)        (200)
                                                      ---------     --------    ---------     --------     -------      -------
 Change in Class C Shares...........................         63          285         (397)         528         (88)          24
                                                      =========     ========    =========     ========     =======      =======
SELECT CLASS SHARES:
 Issued.............................................      7,477       14,025        5,518        6,375          60          265
 Issued from merger.................................        567           --           --           --          --           --
 Reinvested.........................................         52           --          606           21          --           --
 Redeemed...........................................    (26,092)     (10,428)     (15,128)      (6,324)       (827)        (337)
                                                      ---------     --------    ---------     --------     -------      -------
Change in Select Class Shares.......................    (17,996)       3,597       (9,004)          72        (767)         (72)
                                                      =========     ========    =========     ========     =======      =======
INSTITUTIONAL CLASS SHARES:*
 Issued.............................................      4,341           --           --           --          --           --
 Issued from merger.................................        288           --           --           --          --           --
 Redeemed...........................................       (211)          --           --           --          --           --
                                                      ---------     --------    ---------     --------     -------      -------
Change in Institutional Class Shares................      4,418           --           --           --          --           --
                                                      =========     ========    =========     ========     =======      =======
ULTRA SHARES:*
 Issued.............................................         --           --        2,069           --          --           --
 Issued from merger.................................         --           --           --           --          --           --
 Reinvested.........................................         --           --            3           --          --           --
 Redeemed...........................................         --           --         (761)          --          --           --
                                                      ---------     --------    ---------     --------     -------      -------
Change in Ultra Shares..............................         --           --        1,311           --          --           --
                                                      =========     ========    =========     ========     =======      =======

------------

* Commencement of operations for Institutional Class and Ultra, 02/22/2005.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 130

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                          NET ASSET      NET        NET REALIZED      REDEMPTION
                                           VALUE,     INVESTMENT   AND UNREALIZED   FEES COLLECTED    TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   FROM REDEMPTION   INVESTMENT
CLASS A                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------                                   ---------   ----------   --------------   ---------------   ----------

DIVERSIFIED MID CAP FUND
 Year Ended June 30, 2005...............   $18.65       $(0.04)        $ 3.11            $  --          $ 3.07
 Year Ended June 30, 2004...............    15.30        (0.03)          3.38               --            3.35
 Year Ended June 30, 2003...............    15.84         0.01          (0.54)              --           (0.53)
 Year Ended June 30, 2002...............    18.25        (0.02)         (1.51)              --           (1.53)
 Year Ended June 30, 2001...............    21.50        (0.01)          1.31               --            1.30

DIVERSIFIED MID CAP GROWTH FUND
 Year Ended June 30, 2005...............    21.84        (0.20)          2.35               --            2.15
 Year Ended June 30, 2004...............    18.15        (0.14)          3.83               --            3.69
 Year Ended June 30, 2003...............    18.24        (0.09)            --               --           (0.09)
 Year Ended June 30, 2002...............    21.64        (0.14)         (3.19)              --           (3.33)
 Year Ended June 30, 2001...............    29.23        (0.19)         (3.08)              --           (3.27)

DIVERSIFIED MID CAP VALUE FUND
 Year Ended June 30, 2005...............    17.41         0.14           2.29               --            2.43
 Year Ended June 30, 2004...............    13.54         0.06           3.87               --            3.93
 Year Ended June 30, 2003...............    15.39         0.05          (1.14)              --           (1.09)
 Year Ended June 30, 2002...............    16.80         0.05          (0.05)              --              --
 Year Ended June 30, 2001...............    13.48         0.08           4.00               --            4.08

EQUITY INCOME FUND
 Year Ended June 30, 2005...............    16.60         0.30           1.43               --            1.73
 Year Ended June 30, 2004...............    15.00         0.21           2.12               --            2.33
 Year Ended June 30, 2003...............    16.30         0.22          (0.82)              --           (0.60)
 Year Ended June 30, 2002...............    19.36         0.20          (2.00)              --           (1.80)
 Year Ended June 30, 2001...............    21.19         0.20           0.69               --            0.89

EQUITY INDEX FUND
 Year Ended June 30, 2005...............    26.06         0.45           1.06               --            1.51
 Year Ended June 30, 2004...............    22.26         0.28           3.80               --            4.08
 Year Ended June 30, 2003...............    22.60         0.25          (0.34)              --           (0.09)
 Year Ended June 30, 2002...............    27.96         0.23          (5.37)              --           (5.14)
 Year Ended June 30, 2001...............    33.20         0.20          (5.25)              --           (5.05)

INTERNATIONAL EQUITY INDEX FUND
 Year Ended June 30, 2005...............    17.46         0.29           2.12               --(b)         2.41
 Year Ended June 30, 2004...............    13.14         0.18           4.29               --            4.47
 Year Ended June 30, 2003...............    14.08         0.15          (1.07)            0.01           (0.91)
 Year Ended June 30, 2002...............    16.08         0.10          (2.00)              --           (1.90)
 Year Ended June 30, 2001...............    21.66         0.25          (5.65)              --           (5.40)

LARGE CAP GROWTH FUND
 Year Ended June 30, 2005...............    14.82         0.01           0.16               --            0.17
 Year Ended June 30, 2004...............    12.93        (0.04)          1.93               --            1.89
 Year Ended June 30, 2003...............    12.62        (0.01)          0.32               --            0.31
 Year Ended June 30, 2002...............    17.57        (0.06)         (4.89)              --           (4.95)
 Year Ended June 30, 2001...............    27.42        (0.14)         (8.81)              --           (8.95)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
CLASS A                                     INCOME      GAINS     DISTRIBUTIONS
-------                                   ----------   --------   -------------
DIVERSIFIED MID CAP FUND
 Year Ended June 30, 2005...............    $(0.02)     $(1.09)      $(1.11)
 Year Ended June 30, 2004...............        --(a)       --           --(a)
 Year Ended June 30, 2003...............     (0.01)         --        (0.01)
 Year Ended June 30, 2002...............        --       (0.88)       (0.88)
 Year Ended June 30, 2001...............        --(a)    (4.55)       (4.55)
DIVERSIFIED MID CAP GROWTH FUND
 Year Ended June 30, 2005...............        --          --           --
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --       (0.07)       (0.07)
 Year Ended June 30, 2001...............        --       (4.32)       (4.32)
DIVERSIFIED MID CAP VALUE FUND
 Year Ended June 30, 2005...............     (0.14)      (0.55)       (0.69)
 Year Ended June 30, 2004...............     (0.06)         --        (0.06)
 Year Ended June 30, 2003...............     (0.05)      (0.71)       (0.76)
 Year Ended June 30, 2002...............     (0.05)      (1.36)       (1.41)
 Year Ended June 30, 2001...............     (0.08)      (0.68)       (0.76)
EQUITY INCOME FUND
 Year Ended June 30, 2005...............     (0.30)      (2.46)       (2.76)
 Year Ended June 30, 2004...............     (0.21)      (0.52)       (0.73)
 Year Ended June 30, 2003...............     (0.22)      (0.48)       (0.70)
 Year Ended June 30, 2002...............     (0.20)      (1.06)       (1.26)
 Year Ended June 30, 2001...............     (0.20)      (2.52)       (2.72)
EQUITY INDEX FUND
 Year Ended June 30, 2005...............     (0.45)         --        (0.45)
 Year Ended June 30, 2004...............     (0.28)         --        (0.28)
 Year Ended June 30, 2003...............     (0.25)         --        (0.25)
 Year Ended June 30, 2002...............     (0.22)         --        (0.22)
 Year Ended June 30, 2001...............     (0.19)         --        (0.19)
INTERNATIONAL EQUITY INDEX FUND
 Year Ended June 30, 2005...............     (0.30)         --        (0.30)
 Year Ended June 30, 2004...............     (0.15)         --        (0.15)
 Year Ended June 30, 2003...............     (0.03)         --        (0.03)
 Year Ended June 30, 2002...............     (0.10)         --        (0.10)
 Year Ended June 30, 2001...............     (0.13)      (0.05)       (0.18)
LARGE CAP GROWTH FUND
 Year Ended June 30, 2005...............     (0.03)         --        (0.03)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 Year Ended June 30, 2001...............        --       (0.90)       (0.90)

------------

(a)  Amount is less than $0.01.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTAL DATA:
                                                                       -----------------------------------------
                                                                                    RATIOS TO AVERAGE NET ASSETS:
                                         NET ASSET                     NET ASSETS   ----------------------------
                                          VALUE,      TOTAL RETURN       END OF
                                          END OF     (EXCLUDES SALES     PERIOD       NET       NET INVESTMENT
                                          PERIOD         CHARGE)        (000'S)     EXPENSES     INCOME (LOSS)
                                         ---------   ---------------   ----------   --------   -----------------

DIVERSIFIED MID CAP FUND
  Year Ended June 30, 2005..............  $20.61           16.95%       $115,995       1.21%          0.07%
  Year Ended June 30, 2004..............   18.65           21.90         126,772       1.20          (0.15)
  Year Ended June 30, 2003..............   15.30           (3.37)        115,500       1.22           0.03
  Year Ended June 30, 2002..............   15.84           (8.62)        149,373       1.22          (0.10)
  Year Ended June 30, 2001..............   18.25            5.91         177,665       1.18          (0.06)

DIVERSIFIED MID CAP GROWTH FUND
  Year Ended June 30, 2005..............   23.99            9.84         436,185       1.24          (0.76)
  Year Ended June 30, 2004..............   21.84           20.33         544,217       1.22          (0.69)
  Year Ended June 30, 2003..............   18.15           (0.49)        409,354       1.24          (0.65)
  Year Ended June 30, 2002..............   18.24          (15.41)        336,995       1.24          (0.82)
  Year Ended June 30, 2001..............   21.64          (13.77)        338,797       1.24          (0.85)

DIVERSIFIED MID CAP VALUE FUND
  Year Ended June 30, 2005..............   19.15           14.17         238,939       1.22           0.78
  Year Ended June 30, 2004..............   17.41           29.06         231,511       1.19           0.40
  Year Ended June 30, 2003..............   13.54           (6.68)        175,561       1.24           0.39
  Year Ended June 30, 2002..............   15.39              --         178,569       1.22           0.32
  Year Ended June 30, 2001..............   16.80           31.30         124,248       1.21           0.51

EQUITY INCOME FUND
  Year Ended June 30, 2005..............   15.57           11.18         118,328       1.12           1.93
  Year Ended June 30, 2004..............   16.60           15.93          89,123       1.24           1.36
  Year Ended June 30, 2003..............   15.00           (3.32)         86,098       1.24           1.58
  Year Ended June 30, 2002..............   16.30           (9.89)         95,276       1.24           1.12
  Year Ended June 30, 2001..............   19.36            4.02          94,379       1.23           1.00

EQUITY INDEX FUND
  Year Ended June 30, 2005..............   27.12            5.80         440,531       0.52           1.61
  Year Ended June 30, 2004..............   26.06           18.38         487,351       0.60           1.11
  Year Ended June 30, 2003..............   22.26           (0.28)        423,696       0.60           1.21
  Year Ended June 30, 2002..............   22.60          (18.46)        452,983       0.60           0.85
  Year Ended June 30, 2001..............   27.96          (15.25)        728,675       0.60           0.64

INTERNATIONAL EQUITY INDEX FUND
  Year Ended June 30, 2005..............   19.57           13.79          48,993       1.07           1.75
  Year Ended June 30, 2004..............   17.46           34.11          39,216       1.05           1.28
  Year Ended June 30, 2003..............   13.14           (6.47)         26,090       1.09           1.26
  Year Ended June 30, 2002..............   14.08          (11.79)         30,981       1.12           0.54
  Year Ended June 30, 2001..............   16.08          (25.05)         30,002       1.08           0.80

LARGE CAP GROWTH FUND
  Year Ended June 30, 2005..............   14.96            1.14         234,983       1.24           0.12
  Year Ended June 30, 2004..............   14.82           14.62         262,069       1.24          (0.25)
  Year Ended June 30, 2003..............   12.93            2.46         242,656       1.24          (0.13)
  Year Ended June 30, 2002..............   12.62          (28.17)        247,732       1.22          (0.37)
  Year Ended June 30, 2001..............   17.57          (33.72)        412,205       1.18          (0.63)

                                                      RATIOS/SUPPLEMENTAL DATA:
                                              ------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS:
                                             -----------------------------
                                                    EXPENSES WITHOUT
                                                 WAIVERS, REIMBURSEMENTS     PORTFOLIO
                                                  AND EARNINGS CREDITS     TURNOVER RATE
                                                 -----------------------   -------------
DIVERSIFIED MID CAP FUND
  Year Ended June 30, 2005..............                  1.32%                 131%
  Year Ended June 30, 2004..............                  1.31                   73
  Year Ended June 30, 2003..............                  1.33                   49
  Year Ended June 30, 2002..............                  1.34                   37
  Year Ended June 30, 2001..............                  1.32                   59
DIVERSIFIED MID CAP GROWTH FUND
  Year Ended June 30, 2005..............                  1.37                  119
  Year Ended June 30, 2004..............                  1.33                   48
  Year Ended June 30, 2003..............                  1.41                   71
  Year Ended June 30, 2002..............                  1.42                   83
  Year Ended June 30, 2001..............                  1.37                  127
DIVERSIFIED MID CAP VALUE FUND
  Year Ended June 30, 2005..............                  1.33                   67
  Year Ended June 30, 2004..............                  1.31                   24
  Year Ended June 30, 2003..............                  1.35                   99
  Year Ended June 30, 2002..............                  1.33                  101
  Year Ended June 30, 2001..............                  1.32                  127
EQUITY INCOME FUND
  Year Ended June 30, 2005..............                  1.25                   68
  Year Ended June 30, 2004..............                  1.36                   15
  Year Ended June 30, 2003..............                  1.37                   17
  Year Ended June 30, 2002..............                  1.36                   17
  Year Ended June 30, 2001..............                  1.35                   13
EQUITY INDEX FUND
  Year Ended June 30, 2005..............                  0.95                   11
  Year Ended June 30, 2004..............                  0.89                    5
  Year Ended June 30, 2003..............                  0.95                    7
  Year Ended June 30, 2002..............                  0.95                    7
  Year Ended June 30, 2001..............                  0.93                   10
INTERNATIONAL EQUITY INDEX FUND
  Year Ended June 30, 2005..............                  1.22                   14
  Year Ended June 30, 2004..............                  1.17                   13
  Year Ended June 30, 2003..............                  1.21                   12
  Year Ended June 30, 2002..............                  1.22                   14
  Year Ended June 30, 2001..............                  1.20                    7
LARGE CAP GROWTH FUND
  Year Ended June 30, 2005..............                  1.34                  112
  Year Ended June 30, 2004..............                  1.36                   46
  Year Ended June 30, 2003..............                  1.48                   60
  Year Ended June 30, 2002..............                  1.42                   69
  Year Ended June 30, 2001..............                  1.35                   73

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 132

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                          NET ASSET      NET        NET REALIZED      REDEMPTION
                                           VALUE,     INVESTMENT   AND UNREALIZED   FEES COLLECTED    TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   FROM REDEMPTION   INVESTMENT
CLASS A                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------                                   ---------   ----------   --------------   ---------------   ----------

LARGE CAP VALUE FUND
 Year Ended June 30, 2005...............   $14.47       $ 0.20         $ 1.37             $--           $ 1.57
 Year Ended June 30, 2004...............    12.16         0.13           2.31              --             2.44
 Year Ended June 30, 2003...............    12.87         0.10          (0.71)             --            (0.61)
 Year Ended June 30, 2002...............    16.28         0.06          (3.25)             --            (3.19)
 Year Ended June 30, 2001...............    15.61         0.07           1.07              --             1.14

MARKET EXPANSION INDEX FUND
 Year Ended June 30, 2005...............    10.72         0.05           1.51              --             1.56
 Year Ended June 30, 2004...............     8.32         0.03           2.39              --             2.42
 Year Ended June 30, 2003...............     8.58         0.02          (0.25)             --            (0.23)
 Year Ended June 30, 2002...............     8.81         0.01          (0.19)             --            (0.18)
 Year Ended June 30, 2001...............     9.06         0.03           0.71              --             0.74

MULTI-CAP MARKET NEUTRAL FUND
 Year Ended June 30, 2005...............    10.61         0.04           0.40              --             0.44
 Year Ended June 30, 2004...............    10.05        (0.05)          0.64              --             0.59
 May 23, 2003 (c) to June 30, 2003......    10.00           --(a)        0.05              --             0.05

SMALL CAP GROWTH FUND
 Year Ended June 30, 2005...............    11.73        (0.11)          0.98              --             0.87
 Year Ended June 30, 2004...............     8.76        (0.07)          3.04              --             2.97
 Year Ended June 30, 2003...............     9.14        (0.05)         (0.33)             --            (0.38)
 Year Ended June 30, 2002...............    10.39        (0.08)         (1.17)             --            (1.25)
 Year Ended June 30, 2001...............    12.91        (0.10)         (1.03)             --            (1.13)

SMALL CAP VALUE FUND
 Year Ended June 30, 2005...............    24.38         0.13           2.78              --             2.91
 Year Ended June 30, 2004...............    18.05         0.02           6.33              --             6.35
 Year Ended June 30, 2003...............    20.81         0.07          (1.78)             --            (1.71)
 Year Ended June 30, 2002...............    19.20         0.09           2.73              --             2.82
 Year Ended June 30, 2001...............    13.52         0.22           5.64              --             5.86

TECHNOLOGY FUND
 Year Ended June 30, 2005...............     4.44           --(a)       (0.14)             --(a)         (0.14)
 Year Ended June 30, 2004...............     3.72        (0.05)          0.77              --             0.72
 Year Ended June 30, 2003...............     3.56        (0.04)          0.20              --             0.16
 Year Ended June 30, 2002...............     5.89        (0.06)         (2.27)             --            (2.33)
 July 28, 2000 (c) to June 30, 2001.....    10.00        (0.08)         (4.03)             --            (4.11)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
CLASS A                                     INCOME      GAINS     DISTRIBUTIONS
-------                                   ----------   --------   -------------
LARGE CAP VALUE FUND
 Year Ended June 30, 2005...............    $(0.20)     $   --       $(0.20)
 Year Ended June 30, 2004...............     (0.13)         --        (0.13)
 Year Ended June 30, 2003...............     (0.10)         --        (0.10)
 Year Ended June 30, 2002...............     (0.05)      (0.17)       (0.22)
 Year Ended June 30, 2001...............     (0.08)      (0.39)       (0.47)
MARKET EXPANSION INDEX FUND
 Year Ended June 30, 2005...............     (0.05)      (0.18)       (0.23)
 Year Ended June 30, 2004...............     (0.02)         --        (0.02)
 Year Ended June 30, 2003...............     (0.01)      (0.02)       (0.03)
 Year Ended June 30, 2002...............     (0.01)      (0.04)       (0.05)
 Year Ended June 30, 2001...............     (0.03)      (0.96)       (0.99)
MULTI-CAP MARKET NEUTRAL FUND
 Year Ended June 30, 2005...............        --       (0.12)       (0.12)
 Year Ended June 30, 2004...............        --       (0.03)       (0.03)
 May 23, 2003 (c) to June 30, 2003......        --          --           --
SMALL CAP GROWTH FUND
 Year Ended June 30, 2005...............        --       (0.06)       (0.06)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 Year Ended June 30, 2001...............        --       (1.39)       (1.39)
SMALL CAP VALUE FUND
 Year Ended June 30, 2005...............     (0.11)      (2.18)       (2.29)
 Year Ended June 30, 2004...............     (0.02)         --        (0.02)
 Year Ended June 30, 2003...............     (0.07)      (0.98)       (1.05)
 Year Ended June 30, 2002...............     (0.09)      (1.12)       (1.21)
 Year Ended June 30, 2001...............     (0.18)         --        (0.18)
TECHNOLOGY FUND
 Year Ended June 30, 2005...............        --          --           --
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 July 28, 2000 (c) to June 30, 2001.....        --          --           --

------------

(a)  Amount less than $0.01.

(b) Includes dividend expenses for securities sold short. Dividend expense was .89%, .88% and .98% of average net assets for the periods ended June 30, 2005, June 30, 2004, and 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities sold short was 1.50%, 1.50% and 1.50% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively. The ratio of expense to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 1.86%, 1.85% and 2.07% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

(c)  Commencement of offering of class of shares.

(d)  Annualized for periods less than one year.

(e)  Not annualized for periods for less than one year.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                  RATIOS/SUPPLEMENTAL DATA:
                                                                        ---------------------------------------------
                                                                                      RATIOS TO AVERAGE NET ASSETS:
                                                                                     --------------------------------
                                         NET ASSET                      NET ASSETS                         NET
                                          VALUE,       TOTAL RETURN       END OF                       INVESTMENT
                                          END OF     (EXCLUDES SALES      PERIOD         NET             INCOME
                                          PERIOD       CHARGE) (e)       (000'S)     EXPENSES (d)      (LOSS) (d)
                                         ---------   ----------------   ----------   ------------   -----------------

LARGE CAP VALUE FUND
  Year Ended June 30, 2005..............  $15.84           10.87%        $ 58,488         1.08%            1.29%
  Year Ended June 30, 2004..............   14.47           20.14           64,318         1.18             1.01
  Year Ended June 30, 2003..............   12.16           (4.67)          37,205         1.22             0.87
  Year Ended June 30, 2002..............   12.87          (19.74)          39,546         1.23             0.43
  Year Ended June 30, 2001..............   16.28            7.30           77,476         1.21             0.44

MARKET EXPANSION INDEX FUND
  Year Ended June 30, 2005..............   12.05           14.66           61,153         0.75             0.53
  Year Ended June 30, 2004..............   10.72           29.16           38,952         0.77             0.35
  Year Ended June 30, 2003..............    8.32           (2.58)          16,565         0.82             0.35
  Year Ended June 30, 2002..............    8.58           (2.11)          11,047         0.82             0.18
  Year Ended June 30, 2001..............    8.81            8.59            3,808         0.82             0.34

MARKET NEUTRAL FUND
  Year Ended June 30, 2005..............   10.93            4.23          197,816         2.39(b)          0.58
  Year Ended June 30, 2004..............   10.61            5.83          114,731         2.38(b)         (0.88)
  May 23, 2003 (c) to June 30, 2003.....   10.05            0.50           25,478         2.48(b)         (0.42)

SMALL CAP GROWTH FUND
  Year Ended June 30, 2005..............   12.54            7.40           82,281         1.24            (0.78)
  Year Ended June 30, 2004..............   11.73           33.90           81,501         1.24            (0.72)
  Year Ended June 30, 2003..............    8.76           (4.16)          57,896         1.28            (0.70)
  Year Ended June 30, 2002..............    9.14          (12.03)          52,918         1.30            (0.90)
  Year Ended June 30, 2001..............   10.39           (9.21)          56,221         1.29            (0.83)

SMALL CAP VALUE FUND
  Year Ended June 30, 2005..............   25.00           12.20          149,283         1.25             0.53
  Year Ended June 30, 2004..............   24.38           35.21          152,126         1.23             0.10
  Year Ended June 30, 2003..............   18.05           (7.72)          93,133         1.25             0.46
  Year Ended June 30, 2002..............   20.81           15.50           96,595         1.23             0.48
  Year Ended June 30, 2001..............   19.20           43.55           40,634         1.21             1.07

TECHNOLOGY FUND
  Year Ended June 30, 2005..............    4.30           (3.15)          16,187         1.55             0.11
  Year Ended June 30, 2004..............    4.44           19.35           19,801         1.55            (1.14)
  Year Ended June 30, 2003..............    3.72            4.49           17,844         1.55            (1.16)
  Year Ended June 30, 2002..............    3.56          (39.56)          18,643         1.55            (1.28)
  July 28, 2001 (c) to June 30, 2001....    5.89           41.10           33,349         1.53             1.21

                                                        RATIOS/SUPPLEMENTAL DATA:
                                              ----------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:
                                              --------------------------
                                                         EXPENSES
                                                     WITHOUT WAIVERS,          PORTFOLIO
                                                    REIMBURSEMENTS AND         TURNOVER
                                                   EARNINGS CREDITS (d)        RATE (e)
                                                  ----------------------   -----------------
LARGE CAP VALUE FUND
  Year Ended June 30, 2005..............                   1.21%                  112%
  Year Ended June 30, 2004..............                   1.29                    32
  Year Ended June 30, 2003..............                   1.33                    85
  Year Ended June 30, 2002..............                   1.34                   126
  Year Ended June 30, 2001..............                   1.31                   128
MARKET EXPANSION INDEX FUND
  Year Ended June 30, 2005..............                   0.94                    64
  Year Ended June 30, 2004..............                   1.03                    52
  Year Ended June 30, 2003..............                   1.19                    54
  Year Ended June 30, 2002..............                   1.23                    74
  Year Ended June 30, 2001..............                   1.20                    37
MARKET NEUTRAL FUND
  Year Ended June 30, 2005..............                   2.75(b)                198
  Year Ended June 30, 2004..............                   2.73(b)                257
  May 23, 2003 (c) to June 30, 2003.....                   3.05(b)                 --
SMALL CAP GROWTH FUND
  Year Ended June 30, 2005..............                   1.36                   129
  Year Ended June 30, 2004..............                   1.34                    62
  Year Ended June 30, 2003..............                   1.39                    95
  Year Ended June 30, 2002..............                   1.41                   119
  Year Ended June 30, 2001..............                   1.40                   158
SMALL CAP VALUE FUND
  Year Ended June 30, 2005..............                   1.37                    57
  Year Ended June 30, 2004..............                   1.35                    41
  Year Ended June 30, 2003..............                   1.37                    46
  Year Ended June 30, 2002..............                   1.35                    40
  Year Ended June 30, 2001..............                   1.33                    75
TECHNOLOGY FUND
  Year Ended June 30, 2005..............                   2.49                    59
  Year Ended June 30, 2004..............                   2.38                    17
  Year Ended June 30, 2003..............                   2.61                    29
  Year Ended June 30, 2002..............                   2.55                    34
  July 28, 2001 (c) to June 30, 2001....                   2.28                    77

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 134

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
CLASS B                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------                                   ---------   ----------   --------------   ---------------   ----------

DIVERSIFIED MID CAP FUND
 Year Ended June 30, 2005...............   $17.95       $(0.37)        $ 3.19            $  --          $ 2.82
 Year Ended June 30, 2004...............    14.84        (0.16)          3.27               --            3.11
 Year Ended June 30, 2003...............    15.48        (0.09)         (0.55)              --           (0.64)
 Year Ended June 30, 2002...............    17.98        (0.11)         (1.51)              --           (1.62)
 Year Ended June 30, 2001...............    32.40        (0.30)          2.21               --            1.91

DIVERSIFIED MID CAP GROWTH FUND
 Year Ended June 30, 2005...............    19.44        (0.67)          2.44               --            1.77
 Year Ended June 30, 2004...............    16.29        (0.28)          3.43               --            3.15
 Year Ended June 30, 2003...............    16.48        (0.22)          0.03               --           (0.19)
 Year Ended June 30, 2002...............    19.71        (0.29)         (2.87)              --           (3.16)
 Year Ended June 30, 2001...............    27.17        (0.25)         (2.89)              --           (3.14)

DIVERSIFIED MID CAP VALUE FUND
 Year Ended June 30, 2005...............    16.92        (0.01)          2.24               --            2.23
 Year Ended June 30, 2004...............    13.21        (0.06)          3.77               --            3.71
 Year Ended June 30, 2003...............    15.09        (0.05)         (1.12)              --           (1.17)
 Year Ended June 30, 2002...............    16.57        (0.06)         (0.06)              --           (0.12)
 Year Ended June 30, 2001...............    13.34        (0.01)          3.92               --            3.91

EQUITY INCOME FUND
 Year Ended June 30, 2005...............    16.57         0.17           1.44               --            1.61
 Year Ended June 30, 2004...............    14.98         0.10           2.12               --            2.22
 Year Ended June 30, 2003...............    16.28         0.12          (0.82)              --           (0.70)
 Year Ended June 30, 2002...............    19.37         0.06          (2.00)              --           (1.94)
 Year Ended June 30, 2001...............    21.23         0.05           0.69               --            0.74

EQUITY INDEX FUND
 Year Ended June 30, 2005...............    25.95         0.17           1.13               --            1.30
 Year Ended June 30, 2004...............    22.17         0.09           3.78               --            3.87
 Year Ended June 30, 2003...............    22.50         0.10          (0.34)              --           (0.24)
 Year Ended June 30, 2002...............    27.83         0.02          (5.33)              --           (5.31)
 Year Ended June 30, 2001...............    33.09        (0.04)         (5.22)              --           (5.26)

INTERNATIONAL EQUITY INDEX FUND
 Year Ended June 30, 2005...............    16.47         0.16           1.97               --            2.13
 Year Ended June 30, 2004...............    12.42         0.07           4.04               --            4.11
 Year Ended June 30, 2003...............    13.37         0.05          (1.01)            0.01           (0.95)
 Year Ended June 30, 2002...............    15.32        (0.02)         (1.88)              --           (1.90)
 Year Ended June 30, 2001...............    20.63        (0.06)         (5.20)              --           (5.26)

LARGE CAP GROWTH FUND
 Year Ended June 30, 2005...............    13.69        (0.55)          0.61               --            0.06
 Year Ended June 30, 2004...............    12.04        (0.15)          1.80               --            1.65
 Year Ended June 30, 2003...............    11.83        (0.10)          0.31               --            0.21
 Year Ended June 30, 2002...............    16.60        (0.18)         (4.59)              --           (4.77)
 Year Ended June 30, 2001...............    26.14        (0.29)         (8.35)              --           (8.64)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
CLASS B                                     INCOME      GAINS     DISTRIBUTIONS
-------                                   ----------   --------   -------------
DIVERSIFIED MID CAP FUND
 Year Ended June 30, 2005...............    $   --     $ (1.09)      $ (1.09)
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............        --       (0.88)        (0.88)
 Year Ended June 30, 2001...............        --      (16.33)       (16.33)
DIVERSIFIED MID CAP GROWTH FUND
 Year Ended June 30, 2005...............        --          --            --
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............        --       (0.07)        (0.07)
 Year Ended June 30, 2001...............        --       (4.32)        (4.32)
DIVERSIFIED MID CAP VALUE FUND
 Year Ended June 30, 2005...............     (0.06)      (0.55)        (0.61)
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --       (0.71)        (0.71)
 Year Ended June 30, 2002...............        --       (1.36)        (1.36)
 Year Ended June 30, 2001...............        --       (0.68)        (0.68)
EQUITY INCOME FUND
 Year Ended June 30, 2005...............     (0.20)      (2.46)        (2.66)
 Year Ended June 30, 2004...............     (0.11)      (0.52)        (0.63)
 Year Ended June 30, 2003...............     (0.12)      (0.48)        (0.60)
 Year Ended June 30, 2002...............     (0.09)      (1.06)        (1.15)
 Year Ended June 30, 2001...............     (0.08)      (2.52)        (2.60)
EQUITY INDEX FUND
 Year Ended June 30, 2005...............     (0.24)         --         (0.24)
 Year Ended June 30, 2004...............     (0.09)         --         (0.09)
 Year Ended June 30, 2003...............     (0.09)         --         (0.09)
 Year Ended June 30, 2002...............     (0.02)         --         (0.02)
 Year Ended June 30, 2001...............        --          --
INTERNATIONAL EQUITY INDEX FUND
 Year Ended June 30, 2005...............     (0.18)         --         (0.18)
 Year Ended June 30, 2004...............     (0.06)         --         (0.06)
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............     (0.05)         --         (0.05)
 Year Ended June 30, 2001...............        --       (0.05)        (0.05)
LARGE CAP GROWTH FUND
 Year Ended June 30, 2005...............        --(a)       --            --(a)
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............        --          --            --
 Year Ended June 30, 2001...............        --       (0.90)        (0.90)

------------

(a)  Amount less than $0.01.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTAL DATA:
                                                                       -----------------------------------------
                                                                             RATIOS TO AVERAGE NET ASSETS:
                                                                       -----------------------------------------

                                         NET ASSET                     NET ASSETS
                                          VALUE,      TOTAL RETURN       END OF
                                          END OF     (EXCLUDES SALES     PERIOD       NET       NET INVESTMENT
                                          PERIOD         CHARGE)        (000'S)     EXPENSES     INCOME (LOSS)
                                         ---------   ---------------   ----------   --------   -----------------

DIVERSIFIED MID CAP FUND
  Year Ended June 30, 2005..............  $19.68          16.20%        $ 13,827      1.90%          (0.63)%
  Year Ended June 30, 2004..............   17.95          20.96           17,363      1.95           (0.89)
  Year Ended June 30, 2003..............   14.84          (4.13)          15,185      1.96           (0.71)
  Year Ended June 30, 2002..............   15.48          (9.28)          14,727      1.97           (0.84)
  Year Ended June 30, 2001..............   17.98           5.05           12,149      1.93           (0.81)

DIVERSIFIED MID CAP GROWTH FUND
  Year Ended June 30, 2005..............   21.21           9.10          195,917      1.96           (1.48)
  Year Ended June 30, 2004..............   19.44          19.34          238,738      1.97           (1.44)
  Year Ended June 30, 2003..............   16.29          (1.15)         226,174      1.99           (1.40)
  Year Ended June 30, 2002..............   16.48         (16.06)         268,231      1.99           (1.57)
  Year Ended June 30, 2001..............   19.71         (14.42)         333,269      1.99           (1.60)

DIVERSIFIED MID CAP VALUE FUND
  Year Ended June 30, 2005..............   18.54          13.40           68,550      1.90           (0.03)
  Year Ended June 30, 2004..............   16.92          28.08           69,874      1.94           (0.35)
  Year Ended June 30, 2003..............   13.21          (7.45)          57,501      1.99           (0.36)
  Year Ended June 30, 2002..............   15.09          (0.77)          73,191      1.97           (0.43)
  Year Ended June 30, 2001..............   16.57          30.26           56,715      1.96           (0.24)

EQUITY INCOME FUND
  Year Ended June 30, 2005..............   15.52          10.40           56,778      1.79            1.23
  Year Ended June 30, 2004..............   16.57          15.09           69,716      1.99            0.62
  Year Ended June 30, 2003..............   14.98          (4.05)          79,963      1.99            0.84
  Year Ended June 30, 2002..............   16.28         (10.57)         105,010      1.99            0.38
  Year Ended June 30, 2001..............   19.37           3.27          126,701      1.98            0.25

EQUITY INDEX FUND
  Year Ended June 30, 2005..............   27.01           5.02          246,159      1.27            0.87
  Year Ended June 30, 2004..............   25.95          17.47          349,686      1.35            0.37
  Year Ended June 30, 2003..............   22.17          (1.02)         342,599      1.35            0.46
  Year Ended June 30, 2002..............   22.50         (19.07)         415,408      1.35            0.10
  Year Ended June 30, 2001..............   27.83         (15.90)         556,225      1.35           (0.11)

INTERNATIONAL EQUITY INDEX FUND
  Year Ended June 30, 2005..............   18.42          12.88           12,436      1.81            0.96
  Year Ended June 30, 2004..............   16.47          33.11           11,414      1.80            0.45
  Year Ended June 30, 2003..............   12.42          (7.11)           9,035      1.84            0.47
  Year Ended June 30, 2002..............   13.37         (12.39)          12,006      1.87           (0.23)
  Year Ended June 30, 2001..............   15.32         (25.54)          15,934      1.83            0.10

LARGE CAP GROWTH FUND
  Year Ended June 30, 2005..............   13.75           0.46          218,707      1.91           (0.54)
  Year Ended June 30, 2004..............   13.69          13.70          300,533      1.99           (1.00)
  Year Ended June 30, 2003..............   12.04           1.78          324,321      1.99           (0.88)
  Year Ended June 30, 2002..............   11.83         (28.73)         386,175      1.97           (1.13)
  Year Ended June 30, 2001..............   16.60         (34.20)         619,423      1.93           (1.38)

                                                         RATIOS/SUPPLEMENTAL DATA:
                                               ---------------------------------------------
                                               RATIOS TO AVERAGE NET ASSETS:
                                               -------------------------
                                                          EXPENSES
                                                      WITHOUT WAIVERS,
                                                       REIMBURSEMENTS
                                                        AND EARNINGS           PORTFOLIO
                                                          CREDITS            TURNOVER RATE
                                                    --------------------   -----------------
DIVERSIFIED MID CAP FUND
  Year Ended June 30, 2005..............                    1.92%                 131%
  Year Ended June 30, 2004..............                    1.96                   73
  Year Ended June 30, 2003..............                    1.98                   49
  Year Ended June 30, 2002..............                    1.99                   37
  Year Ended June 30, 2001..............                    1.96                   59
DIVERSIFIED MID CAP GROWTH FUND
  Year Ended June 30, 2005..............                    1.98                  119
  Year Ended June 30, 2004..............                    1.98                   48
  Year Ended June 30, 2003..............                    2.06                   71
  Year Ended June 30, 2002..............                    2.07                   83
  Year Ended June 30, 2001..............                    2.02                  127
DIVERSIFIED MID CAP VALUE FUND
  Year Ended June 30, 2005..............                    1.93                   67
  Year Ended June 30, 2004..............                    1.96                   24
  Year Ended June 30, 2003..............                    2.00                   99
  Year Ended June 30, 2002..............                    1.98                  101
  Year Ended June 30, 2001..............                    1.97                  127
EQUITY INCOME FUND
  Year Ended June 30, 2005..............                    1.87                   68
  Year Ended June 30, 2004..............                    2.01                   15
  Year Ended June 30, 2003..............                    2.02                   17
  Year Ended June 30, 2002..............                    2.01                   17
  Year Ended June 30, 2001..............                    2.00                   13
EQUITY INDEX FUND
  Year Ended June 30, 2005..............                    1.55                   11
  Year Ended June 30, 2004..............                    1.55                    5
  Year Ended June 30, 2003..............                    1.60                    7
  Year Ended June 30, 2002..............                    1.60                    7
  Year Ended June 30, 2001..............                    1.58                   10
INTERNATIONAL EQUITY INDEX FUND
  Year Ended June 30, 2005..............                    1.81                   14
  Year Ended June 30, 2004..............                    1.82                   13
  Year Ended June 30, 2003..............                    1.86                   12
  Year Ended June 30, 2002..............                    1.87                   14
  Year Ended June 30, 2001..............                    1.85                    7
LARGE CAP GROWTH FUND
  Year Ended June 30, 2005..............                    1.95                  112
  Year Ended June 30, 2004..............                    2.01                   46
  Year Ended June 30, 2003..............                    2.13                   60
  Year Ended June 30, 2002..............                    2.07                   69
  Year Ended June 30, 2001..............                    2.00                   73

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 136

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
CLASS B                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------                                   ---------   ----------   --------------   ---------------   ----------

LARGE CAP VALUE FUND
 Year Ended June 30, 2005...............   $14.37       $ 0.05         $1.42             $  --          $1.47
 Year Ended June 30, 2004...............    12.08         0.03          2.29                --           2.32
 Year Ended June 30, 2003...............    12.78         0.01         (0.70)               --          (0.69)
 Year Ended June 30, 2002...............    16.22        (0.05)        (3.22)               --          (3.27)
 Year Ended June 30, 2001...............    15.61        (0.04)         1.04                --           1.00

MARKET EXPANSION INDEX FUND
 Year Ended June 30, 2005...............    10.61        (0.02)         1.48                --           1.46
 Year Ended June 30, 2004...............     8.27        (0.03)         2.37                --           2.34
 Year Ended June 30, 2003...............     8.58        (0.03)        (0.26)               --          (0.29)
 Year Ended June 30, 2002...............     8.86        (0.03)        (0.21)               --          (0.24)
 Year Ended June 30, 2001...............     9.15        (0.02)         0.69                --           0.67

MULTI-CAP MARKET NEUTRAL FUND
 Year Ended June 30, 2005...............    10.53        (0.02)         0.37                --           0.35
 Year Ended June 30, 2004...............    10.04        (0.12)         0.64                --           0.52
 May 23, 2003 (e) to June 30, 2003......    10.00        (0.01)         0.05                --           0.04

SMALL CAP GROWTH FUND
 Year Ended June 30, 2005...............    10.84        (0.23)         0.95                --           0.72
 Year Ended June 30, 2004...............     8.15        (0.15)         2.84                --           2.69
 Year Ended June 30, 2003...............     8.57        (0.11)        (0.31)               --          (0.42)
 Year Ended June 30, 2002...............     9.82        (0.14)        (1.11)               --          (1.25)
 Year Ended June 30, 2001...............    12.36        (0.15)        (1.00)               --          (1.15)

SMALL CAP VALUE FUND
 Year Ended June 30, 2005...............    23.11        (0.09)         2.68                --           2.59
 Year Ended June 30, 2004...............    17.22        (0.13)         6.02                --           5.89
 Year Ended June 30, 2003...............    19.97        (0.04)        (1.72)               --          (1.76)
 Year Ended June 30, 2002...............    18.52        (0.03)         2.61                --           2.58
 Year Ended June 30, 2001...............    13.07         0.26          5.27                --           5.53

TECHNOLOGY FUND
 Year Ended June 30, 2005...............     4.31        (0.04)        (0.12)               --          (0.16)
 Year Ended June 30, 2004...............     3.64        (0.08)         0.75                --           0.67
 Year Ended June 30, 2003...............     3.51        (0.06)         0.19                --           0.13
 Year Ended June 30, 2002...............     5.85        (0.09)        (2.25)               --          (2.34)
 July 28, 2000 (e) to June 30, 2001.....    10.00        (0.09)        (4.06)               --          (4.15)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
CLASS B                                     INCOME      GAINS     DISTRIBUTIONS
-------                                   ----------   --------   -------------
LARGE CAP VALUE FUND
 Year Ended June 30, 2005...............    $(0.12)     $   --       $(0.12)
 Year Ended June 30, 2004...............     (0.03)         --        (0.03)
 Year Ended June 30, 2003...............     (0.01)         --        (0.01)
 Year Ended June 30, 2002...............        --       (0.17)       (0.17)
 Year Ended June 30, 2001...............        --       (0.39)       (0.39)
MARKET EXPANSION INDEX FUND
 Year Ended June 30, 2005...............        --(c)    (0.18)       (0.18)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --       (0.02)       (0.02)
 Year Ended June 30, 2002...............        --       (0.04)       (0.04)
 Year Ended June 30, 2001...............        --       (0.96)       (0.96)
MULTI-CAP MARKET NEUTRAL FUND
 Year Ended June 30, 2005...............        --       (0.12)       (0.12)
 Year Ended June 30, 2004...............        --       (0.03)       (0.03)
 May 23, 2003 (e) to June 30, 2003......        --          --           --
SMALL CAP GROWTH FUND
 Year Ended June 30, 2005...............        --       (0.06)       (0.06)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 Year Ended June 30, 2001...............        --       (1.39)       (1.39)
SMALL CAP VALUE FUND
 Year Ended June 30, 2005...............     (0.03)      (2.18)       (2.21)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............     (0.01)      (0.98)       (0.99)
 Year Ended June 30, 2002...............     (0.01)      (1.12)       (1.13)
 Year Ended June 30, 2001...............     (0.08)         --        (0.08)
TECHNOLOGY FUND
 Year Ended June 30, 2005...............        --          --           --
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 July 28, 2000 (e) to June 30, 2001.....        --          --           --

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Amount less than $0.01.

(d) Includes dividend expenses for securities sold short. Dividend expense was .89%, .88% and .98% of average net assets for the periods ended June 30, 2005, June 30, 2004, and 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities sold short was 2.28%, 2.25% and 2.25% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively. The ratio of expense to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 2.47%, 2.55% and 2.70% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

(e) Commencement of offering of class of shares.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                         NET ASSET
                                          VALUE,       TOTAL RETURN
                                          END OF      (EXCLUDES SALES
                                          PERIOD        CHARGE) (a)
                                         ---------   -----------------

LARGE CAP VALUE FUND
  Year Ended June 30, 2005..............  $15.72           10.22%
  Year Ended June 30, 2004..............   14.37           19.24
  Year Ended June 30, 2003..............   12.08           (5.36)
  Year Ended June 30, 2002..............   12.78          (20.32)
  Year Ended June 30, 2001..............   16.22            6.42

MARKET EXPANSION INDEX FUND
  Year Ended June 30, 2005..............   11.89           13.84
  Year Ended June 30, 2004..............   10.61           28.30
  Year Ended June 30, 2003..............    8.27           (3.36)
  Year Ended June 30, 2002..............    8.58           (2.75)
  Year Ended June 30, 2001..............    8.86            7.68

MARKET NEUTRAL FUND
  Year Ended June 30, 2005..............   10.76            3.40
  Year Ended June 30, 2004..............   10.53            5.14
  May 23, 2003 (c) to June 30, 2003.....   10.04            0.40

SMALL CAP GROWTH FUND
  Year Ended June 30, 2005..............   11.50            6.62
  Year Ended June 30, 2004..............   10.84           33.01
  Year Ended June 30, 2003..............    8.15           (4.90)
  Year Ended June 30, 2002..............    8.57          (12.73)
  Year Ended June 30, 2001..............    9.82           (9.84)

SMALL CAP VALUE FUND
  Year Ended June 30, 2005..............   23.49           11.42
  Year Ended June 30, 2004..............   23.11           34.20
  Year Ended June 30, 2003..............   17.22           (8.39)
  Year Ended June 30, 2002..............   19.97           14.65
  Year Ended June 30, 2001..............   18.52           42.42

TECHNOLOGY FUND
  Year Ended June 30, 2005..............    4.15           (3.71)
  Year Ended June 30, 2004..............    4.31           18.41
  Year Ended June 30, 2003..............    3.64            3.70
  Year Ended June 30, 2002..............    3.51          (40.00)
  July 28, 2001 (c) to
   June 30, 2001........................    5.85          (41.50)

                                                                           RATIOS/SUPPLEMENTAL DATA:
                                          ------------------------------------------------------------------------------------------
                                                                      RATIOS TO AVERAGE NET ASSETS:
                                                       -----------------------------------------------------------
                                          NET ASSETS                                              EXPENSES
                                            END OF                                            WITHOUT WAIVERS,           PORTFOLIO
                                            PERIOD         NET         NET INVESTMENT          REIMBURSEMENTS            TURNOVER
                                           (000'S)     EXPENSES (b)   INCOME (LOSS) (b)   AND EARNINGS CREDITS (b)       RATE (a)
                                          ----------   ------------   -----------------   ------------------------   ---------------
LARGE CAP VALUE FUND
  Year Ended June 30, 2005..............   $23,304         1.74%             0.61%                  1.81%                   112%
  Year Ended June 30, 2004..............    27,036         1.93              0.25                   1.94                     32
  Year Ended June 30, 2003..............    19,315         1.97              0.14                   1.98                     85
  Year Ended June 30, 2002..............    23,015         1.98             (0.33)                  1.99                    126
  Year Ended June 30, 2001..............    31,222         1.96             (0.31)                  1.96                    128
MARKET EXPANSION INDEX FUND
  Year Ended June 30, 2005..............    26,820         1.44             (0.17)                  1.54                     64
  Year Ended June 30, 2004..............    22,459         1.52             (0.41)                  1.68                     52
  Year Ended June 30, 2003..............    13,116         1.57             (0.40)                  1.82                     54
  Year Ended June 30, 2002..............    10,368         1.57             (0.56)                  1.89                     74
  Year Ended June 30, 2001..............     4,888         1.57             (0.41)                  1.85                     37
MARKET NEUTRAL FUND
  Year Ended June 30, 2005..............    32,280         3.17(d)          (0.28)                  3.36(d)                 198
  Year Ended June 30, 2004..............    29,222         3.13(d)          (1.65)                  3.43(d)                 257
  May 23, 2003 (c) to June 30, 2003.....    12,389         3.23(d)          (1.15)                  3.68(d)                  --
SMALL CAP GROWTH FUND
  Year Ended June 30, 2005..............    28,918         1.94             (1.48)                  1.96                    129
  Year Ended June 30, 2004..............    30,280         1.99             (1.47)                  1.99                     62
  Year Ended June 30, 2003..............    23,044         2.03             (1.45)                  2.04                     95
  Year Ended June 30, 2002..............    23,792         2.05             (1.65)                  2.06                    119
  Year Ended June 30, 2001..............    25,625         2.04             (1.59)                  2.05                    158
SMALL CAP VALUE FUND
  Year Ended June 30, 2005..............    34,648         1.94             (0.17)                  1.96                     57
  Year Ended June 30, 2004..............    40,608         1.98             (0.65)                  2.00                     41
  Year Ended June 30, 2003..............    27,754         2.00             (0.29)                  2.02                     46
  Year Ended June 30, 2002..............    30,017         1.98             (0.27)                  2.00                     40
  Year Ended June 30, 2001..............    10,303         1.96             (0.29)                  1.98                     75
TECHNOLOGY FUND
  Year Ended June 30, 2005..............     7,498         2.30             (0.62)                  3.08                     59
  Year Ended June 30, 2004..............     9,621         2.30             (1.90)                  3.02                     17
  Year Ended June 30, 2003..............     7,353         2.30             (1.91)                  3.23                     29
  Year Ended June 30, 2002..............     6,686         2.30             (2.03)                  3.18                     34
  July 28, 2001 (c) to
   June 30, 2001........................     9,310         2.28             (1.96)                  3.04                     77

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 138

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
CLASS C                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------                                   ---------   ----------   --------------   ---------------   ----------

DIVERSIFIED MID CAP FUND
 Year Ended June 30, 2005...............   $17.95       $(0.10)        $ 2.92            $  --          $ 2.82
 Year Ended June 30, 2004...............    14.85        (0.16)          3.26               --            3.10
 Year Ended June 30, 2003...............    15.49        (0.07)         (0.57)              --           (0.64)
 Year Ended June 30, 2002...............    17.99        (0.09)         (1.53)              --           (1.62)
 Year Ended June 30, 2001...............    32.36        (0.05)          2.01               --            1.96

DIVERSIFIED MID CAP GROWTH FUND
 Year Ended June 30, 2005...............    21.07        (0.77)          2.68               --            1.91
 Year Ended June 30, 2004...............    17.65        (0.31)          3.73               --            3.42
 Year Ended June 30, 2003...............    17.86        (0.22)          0.01               --           (0.21)
 Year Ended June 30, 2002...............    21.36        (0.29)         (3.14)              --           (3.43)
 Year Ended June 30, 2001...............    29.09        (0.34)         (3.07)              --           (3.41)

DIVERSIFIED MID CAP VALUE FUND
 Year Ended June 30, 2005...............    16.92         0.04           2.20               --            2.24
 Year Ended June 30, 2004...............    13.21        (0.06)          3.77               --            3.71
 Year Ended June 30, 2003...............    15.09        (0.03)         (1.14)              --           (1.17)
 Year Ended June 30, 2002...............    16.57        (0.03)         (0.09)              --           (0.12)
 Year Ended June 30, 2001...............    13.35         0.02           3.90               --            3.92

EQUITY INCOME FUND
 Year Ended June 30, 2005...............    16.57         0.22           1.39               --            1.61
 Year Ended June 30, 2004...............    14.98         0.09           2.13               --            2.22
 Year Ended June 30, 2003...............    16.28         0.11          (0.81)              --           (0.70)
 Year Ended June 30, 2002...............    19.36         0.07          (2.00)              --           (1.93)
 Year Ended June 30, 2001...............    21.26         0.04           0.66               --            0.70

EQUITY INDEX FUND
 Year Ended June 30, 2005...............    25.99         0.21           1.08               --            1.29
 Year Ended June 30, 2004...............    22.19         0.09           3.80               --            3.89
 Year Ended June 30, 2003...............    22.53         0.09          (0.34)              --           (0.25)
 Year Ended June 30, 2002...............    27.87         0.03          (5.34)              --           (5.31)
 Year Ended June 30, 2001...............    33.14        (0.02)         (5.25)              --           (5.27)

INTERNATIONAL EQUITY INDEX FUND
 Year Ended June 30, 2005...............    17.05         0.19           2.02               --(a)         2.21
 Year Ended June 30, 2004...............    12.87         0.07           4.18               --            4.25
 Year Ended June 30, 2003...............    13.85         0.06          (1.05)            0.01           (0.98)
 Year Ended June 30, 2002...............    15.87        (0.01)         (1.96)              --           (1.97)
 Year Ended June 30, 2001...............    21.39         0.03          (5.47)              --           (5.44)

LARGE CAP GROWTH FUND
 Year Ended June 30, 2005...............    13.57        (0.60)          0.66               --            0.06
 Year Ended June 30, 2004...............    11.93        (0.14)          1.78               --            1.64
 Year Ended June 30, 2003...............    11.73        (0.09)          0.29               --            0.20
 Year Ended June 30, 2002...............    16.45        (0.17)         (4.55)              --           (4.72)
 Year Ended June 30, 2001...............    25.91        (0.30)         (8.26)              --           (8.56)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
CLASS C                                     INCOME      GAINS     DISTRIBUTIONS
-------                                   ----------   --------   -------------
DIVERSIFIED MID CAP FUND
 Year Ended June 30, 2005...............   $    --     $ (1.09)      $ (1.09)
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............        --       (0.88)        (0.88)
 Year Ended June 30, 2001...............        --      (16.33)       (16.33)
DIVERSIFIED MID CAP GROWTH FUND
 Year Ended June 30, 2005...............        --          --            --
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............        --       (0.07)        (0.07)
 Year Ended June 30, 2001...............        --       (4.32)        (4.32)
DIVERSIFIED MID CAP VALUE FUND
 Year Ended June 30, 2005...............     (0.07)      (0.55)        (0.62)
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --       (0.71)        (0.71)
 Year Ended June 30, 2002...............        --       (1.36)        (1.36)
 Year Ended June 30, 2001...............     (0.02)      (0.68)        (0.70)
EQUITY INCOME FUND
 Year Ended June 30, 2005...............     (0.20)      (2.46)        (2.66)
 Year Ended June 30, 2004...............     (0.11)      (0.52)        (0.63)
 Year Ended June 30, 2003...............     (0.12)      (0.48)        (0.60)
 Year Ended June 30, 2002...............     (0.09)      (1.06)        (1.15)
 Year Ended June 30, 2001...............     (0.08)      (2.52)        (2.60)
EQUITY INDEX FUND
 Year Ended June 30, 2005...............     (0.24)         --         (0.24)
 Year Ended June 30, 2004...............     (0.09)         --         (0.09)
 Year Ended June 30, 2003...............     (0.09)         --         (0.09)
 Year Ended June 30, 2002...............     (0.03)         --         (0.03)
 Year Ended June 30, 2001...............        --          --            --
INTERNATIONAL EQUITY INDEX FUND
 Year Ended June 30, 2005...............     (0.14)       0.00         (0.14)
 Year Ended June 30, 2004...............     (0.07)         --         (0.07)
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............     (0.05)         --         (0.05)
 Year Ended June 30, 2001...............     (0.03)      (0.05)        (0.08)
LARGE CAP GROWTH FUND
 Year Ended June 30, 2005...............        --(a)       --            --(a)
 Year Ended June 30, 2004...............        --          --            --
 Year Ended June 30, 2003...............        --          --            --
 Year Ended June 30, 2002...............        --          --            --
 Year Ended June 30, 2001...............        --       (0.90)        (0.90)

------------

(a) Amount less than $0.01.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                     ----------

                                         NET ASSET                   NET ASSETS
                                          VALUE,     TOTAL RETURN      END OF
                                          END OF       (EXCLUDES       PERIOD
                                          PERIOD     SALES CHARGE)    (000'S)
                                         ---------   -------------   ----------

DIVERSIFIED MID CAP FUND
  Year Ended June 30, 2005..............  $19.68         16.20%       $  7,817
  Year Ended June 30, 2004..............   17.95         20.88           7,055
  Year Ended June 30, 2003..............   14.85         (4.13)          5,882
  Year Ended June 30, 2002..............   15.49         (9.27)          3,239
  Year Ended June 30, 2001..............   17.99          5.24           1,809

DIVERSIFIED MID CAP GROWTH FUND
  Year Ended June 30, 2005..............   22.98          9.06          46,607
  Year Ended June 30, 2004..............   21.07         19.38          67,274
  Year Ended June 30, 2003..............   17.65         (1.18)         58,321
  Year Ended June 30, 2002..............   17.86        (16.08)         56,790
  Year Ended June 30, 2001..............   21.36        (14.39)         65,123

DIVERSIFIED MID CAP VALUE FUND
  Year Ended June 30, 2005..............   18.54         13.43          29,777
  Year Ended June 30, 2004..............   16.92         28.08          23,155
  Year Ended June 30, 2003..............   13.21         (7.38)         17,722
  Year Ended June 30, 2002..............   15.09         (0.77)         12,349
  Year Ended June 30, 2001..............   16.57         30.32           2,807

EQUITY INCOME FUND
  Year Ended June 30, 2005..............   15.52         10.40           7,532
  Year Ended June 30, 2004..............   16.57         15.12           4,244
  Year Ended June 30, 2003..............   14.98         (4.02)          2,639
  Year Ended June 30, 2002..............   16.28        (10.52)          1,645
  Year Ended June 30, 2001..............   19.36          3.07           1,160

EQUITY INDEX FUND
  Year Ended June 30, 2005..............   27.04          5.02          94,025
  Year Ended June 30, 2004..............   25.99         17.51         120,502
  Year Ended June 30, 2003..............   22.19         (1.05)        105,797
  Year Ended June 30, 2002..............   22.53        (19.06)        112,262
  Year Ended June 30, 2001..............   27.87        (15.90)        130,295

INTERNATIONAL EQUITY INDEX FUND
  Year Ended June 30, 2005..............   19.12         12.97           9,127
  Year Ended June 30, 2004..............   17.05         33.02          10,419
  Year Ended June 30, 2003..............   12.87         (7.08)          7,306
  Year Ended June 30, 2002..............   13.85        (12.43)          8,502
  Year Ended June 30, 2001..............   15.87        (25.50)          9,908

LARGE CAP GROWTH FUND
  Year Ended June 30, 2005..............   13.63          0.45          12,179
  Year Ended June 30, 2004..............   13.57         13.75          20,271
  Year Ended June 30, 2003..............   11.93          1.71          20,715
  Year Ended June 30, 2002..............   11.73        (28.69)         22,237
  Year Ended June 30, 2001..............   16.45        (34.19)         35,685

                                                             RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS:
                                          ---------------------------------------------------
                                                                             EXPENSES
                                                          NET            WITHOUT WAIVERS,         PORTFOLIO
                                            NET       INVESTMENT          REIMBURSEMENTS          TURNOVER
                                          EXPENSES   INCOME (LOSS)     AND EARNINGS CREDITS         RATE
                                          --------   -------------   ------------------------   -------------
DIVERSIFIED MID CAP FUND
  Year Ended June 30, 2005..............    1.89%        (0.60)%               1.92%                 131%
  Year Ended June 30, 2004..............    1.94         (0.89)                1.96                   73
  Year Ended June 30, 2003..............    1.96         (0.71)                1.98                   49
  Year Ended June 30, 2002..............    1.97         (0.84)                1.99                   37
  Year Ended June 30, 2001..............    1.97         (0.77)                1.98                   59
DIVERSIFIED MID CAP GROWTH FUND
  Year Ended June 30, 2005..............    1.96         (1.48)                1.98                  119
  Year Ended June 30, 2004..............    1.97         (1.44)                1.98                   48
  Year Ended June 30, 2003..............    1.99         (1.40)                2.06                   71
  Year Ended June 30, 2002..............    1.99         (1.57)                2.07                   83
  Year Ended June 30, 2001..............    1.99         (1.60)                2.02                  127
DIVERSIFIED MID CAP VALUE FUND
  Year Ended June 30, 2005..............    1.90          0.11                 1.93                   67
  Year Ended June 30, 2004..............    1.94         (0.35)                1.96                   24
  Year Ended June 30, 2003..............    1.99         (0.35)                2.00                   99
  Year Ended June 30, 2002..............    1.97         (0.43)                1.98                  101
  Year Ended June 30, 2001..............    1.96         (0.33)                1.97                  127
EQUITY INCOME FUND
  Year Ended June 30, 2005..............    1.74          1.33                 1.80                   68
  Year Ended June 30, 2004..............    1.99          0.59                 2.01                   15
  Year Ended June 30, 2003..............    1.99          0.82                 2.02                   17
  Year Ended June 30, 2002..............    1.99          0.34                 2.01                   17
  Year Ended June 30, 2001..............    1.98          0.25                 2.00                   13
EQUITY INDEX FUND
  Year Ended June 30, 2005..............    1.27          0.86                 1.55                   11
  Year Ended June 30, 2004..............    1.35          0.36                 1.54                    5
  Year Ended June 30, 2003..............    1.35          0.46                 1.60                    7
  Year Ended June 30, 2002..............    1.35          0.10                 1.60                    7
  Year Ended June 30, 2001..............    1.35         (0.11)                1.58                   10
INTERNATIONAL EQUITY INDEX FUND
  Year Ended June 30, 2005..............    1.81          0.88                 1.81                   14
  Year Ended June 30, 2004..............    1.80          0.48                 1.82                   13
  Year Ended June 30, 2003..............    1.84          0.52                 1.86                   12
  Year Ended June 30, 2002..............    1.87         (0.21)                1.87                   14
  Year Ended June 30, 2001..............    1.83          0.21                 1.85                    7
LARGE CAP GROWTH FUND
  Year Ended June 30, 2005..............    1.92         (0.55)                1.95                  112
  Year Ended June 30, 2004..............    1.99         (1.00)                2.01                   46
  Year Ended June 30, 2003..............    1.99         (0.87)                2.13                   60
  Year Ended June 30, 2002..............    1.97         (1.13)                2.07                   69
  Year Ended June 30, 2001..............    1.93         (1.38)                2.00                   73

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 140

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
CLASS C                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------                                   ---------   ----------   --------------   ---------------   ----------

LARGE CAP VALUE FUND
 Year Ended June 30, 2005...............   $14.35       $ 0.09         $ 1.37             $--           $ 1.46
 Year Ended June 30, 2004...............    12.06         0.03           2.29              --             2.32
 Year Ended June 30, 2003...............    12.76         0.02          (0.70)             --            (0.68)
 Year Ended June 30, 2002...............    16.20        (0.04)         (3.23)             --            (3.27)
 Year Ended June 30, 2001...............    15.58        (0.03)          1.04              --             1.01

MARKET EXPANSION INDEX FUND
 Year Ended June 30, 2005...............    10.36        (0.02)          1.44              --             1.42
 Year Ended June 30, 2004...............     8.08        (0.04)          2.32              --             2.28
 Year Ended June 30, 2003...............     8.39        (0.03)         (0.26)             --            (0.29)
 Year Ended June 30, 2002...............     8.66        (0.02)         (0.21)             --            (0.23)
 Year Ended June 30, 2001...............     8.96        (0.01)          0.67              --             0.66

MULTI-CAP MARKET NEUTRAL FUND
 Year Ended June 30, 2005...............    10.53        (0.01)          0.37              --             0.36
 Year Ended June 30, 2004...............    10.04        (0.10)          0.62              --             0.52
 May 23, 2003 (b) to June 30, 2003......    10.00        (0.01)          0.05              --             0.04

SMALL CAP GROWTH FUND
 Year Ended June 30, 2005...............    11.09        (0.15)          0.89              --             0.74
 Year Ended June 30, 2004...............     8.34        (0.14)          2.89              --             2.75
 Year Ended June 30, 2003...............     8.76        (0.07)         (0.35)             --            (0.42)
 Year Ended June 30, 2002...............    10.04        (0.10)         (1.18)             --            (1.28)
 Year Ended June 30, 2001...............    12.62        (0.10)         (1.09)             --            (1.19)

SMALL CAP VALUE FUND
 Year Ended June 30, 2005...............    23.02        (0.08)          2.66              --             2.58
 Year Ended June 30, 2004...............    17.15        (0.13)          6.00              --             5.87
 Year Ended June 30, 2003...............    19.91        (0.04)         (1.73)             --            (1.77)
 Year Ended June 30, 2002...............    18.48        (0.01)          2.58              --             2.57
 Year Ended June 30, 2001...............    13.05         0.06           5.48              --             5.54

TECHNOLOGY FUND
 Year Ended June 30, 2005...............     4.32        (0.06)         (0.11)             --            (0.17)
 Year Ended June 30, 2004...............     3.64        (0.09)          0.77              --             0.68
 Year Ended June 30, 2003...............     3.52        (0.06)          0.18              --             0.12
 Year Ended June 30, 2002...............     5.86        (0.10)         (2.24)             --            (2.34)
 July 28, 2000 (b) to June 30, 2001.....    10.00        (0.09)         (4.05)             --            (4.14)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
CLASS C                                     INCOME      GAINS     DISTRIBUTIONS
-------                                   ----------   --------   -------------
LARGE CAP VALUE FUND
 Year Ended June 30, 2005...............    $(0.12)     $   --       $(0.12)
 Year Ended June 30, 2004...............     (0.03)         --        (0.03)
 Year Ended June 30, 2003...............     (0.02)         --        (0.02)
 Year Ended June 30, 2002...............        --       (0.17)       (0.17)
 Year Ended June 30, 2001...............        --       (0.39)       (0.39)
MARKET EXPANSION INDEX FUND
 Year Ended June 30, 2005...............        --(a)    (0.18)       (0.18)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --       (0.02)       (0.02)
 Year Ended June 30, 2002...............        --       (0.04)       (0.04)
 Year Ended June 30, 2001...............        --       (0.96)       (0.96)
MULTI-CAP MARKET NEUTRAL FUND
 Year Ended June 30, 2005...............        --       (0.12)       (0.12)
 Year Ended June 30, 2004...............        --       (0.03)       (0.03)
 May 23, 2003 (b) to June 30, 2003......        --          --           --
SMALL CAP GROWTH FUND
 Year Ended June 30, 2005...............        --       (0.06)       (0.06)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 Year Ended June 30, 2001...............        --       (1.39)       (1.39)
SMALL CAP VALUE FUND
 Year Ended June 30, 2005...............     (0.03)      (2.18)       (2.21)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............     (0.01)      (0.98)       (0.99)
 Year Ended June 30, 2002...............     (0.02)      (1.12)       (1.14)
 Year Ended June 30, 2001...............     (0.11)         --        (0.11)
TECHNOLOGY FUND
 Year Ended June 30, 2005...............        --          --           --
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 July 28, 2000 (b) to June 30, 2001.....        --          --           --

------------

(a) Amount less than $0.01.

(b) Commencement of offering of class of shares.

(c) Includes dividend expenses for securities sold short. Dividend expense was .89%, .88% and .98% of average net assets for the periods ended June 30, 2005, June 30, 2004, and 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for securities should short was 2.26%, 2.25% and 2.25% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively. The ratio of Expenses to Average Net Assets Without Waivers excluding dividend expense for securities sold short was 2.46%, 2.52% and 2.70% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

(d) Annualized for periods less than one year.

(e) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                         ---------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS:
                                                                                      --------------------------------
                                         NET ASSET                       NET ASSETS
                                          VALUE,       TOTAL RETURN        END OF
                                          END OF      (EXCLUDES SALES      PERIOD         NET         NET INVESTMENT
                                          PERIOD        CHARGE) (e)       (000'S)     EXPENSES (d)   INCOME (LOSS) (d)
                                         ---------   -----------------   ----------   ------------   -----------------

LARGE CAP VALUE FUND
  Year Ended June 30, 2005..............  $15.69           10.10%         $  5,678        1.73%             0.62%
  Year Ended June 30, 2004..............   14.35           19.27             5,716        1.93              0.25
  Year Ended June 30, 2003..............   12.06           (5.33)            4,306        1.97              0.13
  Year Ended June 30, 2002..............   12.76          (20.35)            3,643        1.98             (0.33)
  Year Ended June 30, 2001..............   16.20            6.50             3,767        1.96             (0.31)

MARKET EXPANSION INDEX FUND
  Year Ended June 30, 2005..............   11.60           13.80            19,793        1.44             (0.19)
  Year Ended June 30, 2004..............   10.36           28.22            16,679        1.53             (0.41)
  Year Ended June 30, 2003..............    8.08           (3.44)           10,698        1.57             (0.40)
  Year Ended June 30, 2002..............    8.39           (2.69)            6,431        1.56             (0.56)
  Year Ended June 30, 2001..............    8.66            7.78             1,046        1.57             (0.42)

MARKET NEUTRAL FUND
  Year Ended June 30, 2005..............   10.77            3.50           243,243        3.15(c)          (0.24)
  Year Ended June 30, 2004..............   10.53            5.14           186,136        3.13(c)          (1.64)
  May 23, 2003 (c) to June 30, 2003.....   10.04            0.40            54,094        3.23(c)          (1.16)

SMALL CAP GROWTH FUND
  Year Ended June 30, 2005..............   11.77            6.65            12,794        1.93             (1.47)
  Year Ended June 30, 2004..............   11.09           32.97            11,362        1.99             (1.47)
  Year Ended June 30, 2003..............    8.34           (4.79)            6,166        2.03             (1.43)
  Year Ended June 30, 2002..............    8.76          (12.75)            2,819        2.05             (1.65)
  Year Ended June 30, 2001..............   10.04           (9.96)            1,496        2.04             (1.59)

SMALL CAP VALUE FUND
  Year Ended June 30, 2005..............   23.39           11.42            44,479        1.92             (0.17)
  Year Ended June 30, 2004..............   23.02           34.23            52,934        1.98             (0.65)
  Year Ended June 30, 2003..............   17.15           (8.47)           30,383        2.00             (0.29)
  Year Ended June 30, 2002..............   19.91           14.68            35,923        1.98             (0.34)
  Year Ended June 30, 2001..............   18.48           42.55             1,531        1.98              0.22

TECHNOLOGY FUND
  Year Ended June 30, 2005..............    4.15           (3.71)              782        2.30             (0.63)
  Year Ended June 30, 2004..............    4.32           18.41             1,192        2.30             (1.90)
  Year Ended June 30, 2003..............    3.64            3.41               917        2.30             (1.91)
  Year Ended June 30, 2002..............    3.52          (39.93)              739        2.30             (2.03)
  July 28, 2001 (c) to June 30, 2001....    5.86          (41.40)            1,140        2.28             (1.96)

                                                      RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS:
                                             ---------------------------
                                                        EXPENSES
                                                    WITHOUT WAIVERS,         PORTFOLIO
                                                     REIMBURSEMENTS          TURNOVER
                                                AND EARNINGS CREDITS (d)       RATE
                                                ------------------------   -------------
LARGE CAP VALUE FUND
  Year Ended June 30, 2005..............                  1.80%                 112%
  Year Ended June 30, 2004..............                  1.94                   32
  Year Ended June 30, 2003..............                  1.98                   85
  Year Ended June 30, 2002..............                  1.99                  126
  Year Ended June 30, 2001..............                  1.96                  128
MARKET EXPANSION INDEX FUND
  Year Ended June 30, 2005..............                  1.54                   64
  Year Ended June 30, 2004..............                  1.68                   52
  Year Ended June 30, 2003..............                  1.82                   54
  Year Ended June 30, 2002..............                  1.86                   74
  Year Ended June 30, 2001..............                  1.85                   37
MARKET NEUTRAL FUND
  Year Ended June 30, 2005..............                  3.35(c)               198
  Year Ended June 30, 2004..............                  3.40(c)               257
  May 23, 2003 (c) to June 30, 2003.....                  3.68(c)                 0
SMALL CAP GROWTH FUND
  Year Ended June 30, 2005..............                  1.95                  129
  Year Ended June 30, 2004..............                  1.99                   62
  Year Ended June 30, 2003..............                  2.04                   95
  Year Ended June 30, 2002..............                  2.06                  119
  Year Ended June 30, 2001..............                  2.05                  158
SMALL CAP VALUE FUND
  Year Ended June 30, 2005..............                  1.95                   57
  Year Ended June 30, 2004..............                  2.00                   41
  Year Ended June 30, 2003..............                  2.02                   46
  Year Ended June 30, 2002..............                  2.00                   40
  Year Ended June 30, 2001..............                  1.98                   75
TECHNOLOGY FUND
  Year Ended June 30, 2005..............                  3.07                   59
  Year Ended June 30, 2004..............                  3.02                   17
  Year Ended June 30, 2003..............                  3.23                   29
  Year Ended June 30, 2002..............                  3.20                   34
  July 28, 2001 (c) to June 30, 2001....                  3.03                   77

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 142

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
SELECT CLASS                              OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
------------                              ---------   ----------   --------------   ---------------   ----------

DIVERSIFIED MID CAP FUND (a)
 Year Ended June 30, 2005...............   $18.93       $ 0.09         $ 3.08            $  --          $ 3.17
 Year Ended June 30, 2004...............    15.51         0.02           3.41               --            3.43
 Year Ended June 30, 2003...............    16.06         0.04          (0.55)              --           (0.51)
 Year Ended June 30, 2002...............    18.46         0.03          (1.53)              --           (1.50)
 Year Ended June 30, 2001...............    21.69         0.02           1.33               --            1.35

DIVERSIFIED MID CAP GROWTH FUND (a)
 Year Ended June 30, 2005...............    22.50        (0.01)          2.29               --            2.28
 Year Ended June 30, 2004...............    18.66        (0.10)          3.94               --            3.84
 Year Ended June 30, 2003...............    18.70        (0.06)          0.02               --           (0.04)
 Year Ended June 30, 2002...............    22.13        (0.11)         (3.25)              --           (3.36)
 Year Ended June 30, 2001...............    29.73        (0.15)         (3.13)              --           (3.28)

DIVERSIFIED MID CAP VALUE FUND (a)
 Year Ended June 30, 2005...............    17.34         0.21           2.25               --            2.46
 Year Ended June 30, 2004...............    13.48         0.10           3.86               --            3.96
 Year Ended June 30, 2003...............    15.33         0.08          (1.14)              --           (1.06)
 Year Ended June 30, 2002...............    16.74         0.08          (0.05)              --            0.03
 Year Ended June 30, 2001...............    13.44         0.12           3.98               --            4.10

EQUITY INCOME FUND (a)
 Year Ended June 30, 2005...............    16.67         0.34           1.44               --            1.78
 Year Ended June 30, 2004...............    15.06         0.25           2.13               --            2.38
 Year Ended June 30, 2003...............    16.36         0.26          (0.82)              --           (0.56)
 Year Ended June 30, 2002...............    19.42         0.25          (2.01)              --           (1.76)
 Year Ended June 30, 2001...............    21.25         0.26           0.68               --            0.94

EQUITY INDEX FUND (a)
 Year Ended June 30, 2005...............    26.06         0.55           1.02               --            1.57
 Year Ended June 30, 2004...............    22.26         0.34           3.80               --            4.14
 Year Ended June 30, 2003...............    22.60         0.30          (0.34)              --           (0.04)
 Year Ended June 30, 2002...............    27.96         0.28          (5.36)              --           (5.08)
 Year Ended June 30, 2001...............    33.21         0.27          (5.26)              --           (4.99)

INTERNATIONAL EQUITY INDEX FUND (a)
 Year Ended June 30, 2005...............    17.53         0.36           2.11               --(b)         2.47
 Year Ended June 30, 2004...............    13.19         0.22           4.31               --            4.53
 Year Ended June 30, 2003...............    14.10         0.19          (1.07)            0.01           (0.87)
 Year Ended June 30, 2002...............    16.08         0.13          (1.99)              --           (1.86)
 Year Ended June 30, 2001...............    21.65         0.22          (5.55)              --           (5.33)

LARGE CAP GROWTH FUND (a)
 Year Ended June 30, 2005...............    14.56         0.17           0.02               --            0.19
 Year Ended June 30, 2004...............    12.67           --           1.89               --            1.89
 Year Ended June 30, 2003...............    12.33         0.01           0.33               --            0.34
 Year Ended June 30, 2002...............    17.12        (0.02)         (4.77)              --           (4.79)
 Year Ended June 30, 2001...............    26.68        (0.08)         (8.58)              --           (8.66)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
SELECT CLASS                                INCOME      GAINS     DISTRIBUTIONS
------------                              ----------   --------   -------------
DIVERSIFIED MID CAP FUND (a)
 Year Ended June 30, 2005...............    $(0.05)     $(1.09)      $(1.14)
 Year Ended June 30, 2004...............     (0.01)         --        (0.01)
 Year Ended June 30, 2003...............     (0.04)         --        (0.04)
 Year Ended June 30, 2002...............     (0.02)      (0.88)       (0.90)
 Year Ended June 30, 2001...............     (0.03)      (4.55)       (4.58)
DIVERSIFIED MID CAP GROWTH FUND (a)
 Year Ended June 30, 2005...............        --          --           --
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --       (0.07)       (0.07)
 Year Ended June 30, 2001...............        --       (4.32)       (4.32)
DIVERSIFIED MID CAP VALUE FUND (a)
 Year Ended June 30, 2005...............     (0.18)      (0.55)       (0.73)
 Year Ended June 30, 2004...............     (0.10)         --        (0.10)
 Year Ended June 30, 2003...............     (0.08)      (0.71)       (0.79)
 Year Ended June 30, 2002...............     (0.08)      (1.36)       (1.44)
 Year Ended June 30, 2001...............     (0.12)      (0.68)       (0.80)
EQUITY INCOME FUND (a)
 Year Ended June 30, 2005...............     (0.34)      (2.46)       (2.80)
 Year Ended June 30, 2004...............     (0.25)      (0.52)       (0.77)
 Year Ended June 30, 2003...............     (0.26)      (0.48)       (0.74)
 Year Ended June 30, 2002...............     (0.24)      (1.06)       (1.30)
 Year Ended June 30, 2001...............     (0.25)      (2.52)       (2.77)
EQUITY INDEX FUND (a)
 Year Ended June 30, 2005...............     (0.51)         --        (0.51)
 Year Ended June 30, 2004...............     (0.34)         --        (0.34)
 Year Ended June 30, 2003...............     (0.30)         --        (0.30)
 Year Ended June 30, 2002...............     (0.28)         --        (0.28)
 Year Ended June 30, 2001...............     (0.26)         --        (0.26)
INTERNATIONAL EQUITY INDEX FUND (a)
 Year Ended June 30, 2005...............     (0.35)         --        (0.35)
 Year Ended June 30, 2004...............     (0.19)         --        (0.19)
 Year Ended June 30, 2003...............     (0.04)         --        (0.04)
 Year Ended June 30, 2002...............     (0.12)         --        (0.12)
 Year Ended June 30, 2001...............     (0.19)      (0.05)       (0.24)
LARGE CAP GROWTH FUND (a)
 Year Ended June 30, 2005...............     (0.04)         --        (0.04)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 Year Ended June 30, 2001...............        --       (0.90)       (0.90)

------------

(a) Effective February 19, 2005, Class I was renamed Select Class.

(b) Amount is less than $0.01.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                     ----------

                                                                        NET
                                                                       ASSETS
                                         NET ASSET                      END
                                          VALUE,     TOTAL RETURN        OF
                                          END OF       (EXCLUDES       PERIOD
                                          PERIOD     SALES CHARGE)    (000'S)
                                         ---------   -------------   ----------

DIVERSIFIED MID CAP FUND(a)
  Year Ended June 30, 2005..............  $20.96         17.25%      $  670,678
  Year Ended June 30, 2004..............   18.93         22.13          922,414
  Year Ended June 30, 2003..............   15.51         (3.16)         841,092
  Year Ended June 30, 2002..............   16.06         (8.35)         835,901
  Year Ended June 30, 2001..............   18.46          6.13          890,096

DIVERSIFIED MID CAP GROWTH FUND(a)
  Year Ended June 30, 2005..............   24.78         10.13        1,040,265
  Year Ended June 30, 2004..............   22.50         20.58        1,764,404
  Year Ended June 30, 2003..............   18.66         (0.21)       1,493,114
  Year Ended June 30, 2002..............   18.70        (15.20)       1,313,208
  Year Ended June 30, 2001..............   22.13        (13.54)       1,418,647

DIVERSIFIED MID CAP VALUE FUND(a)
  Year Ended June 30, 2005..............   19.07         14.46          959,801
  Year Ended June 30, 2004..............   17.34         29.43        1,541,179
  Year Ended June 30, 2003..............   13.48         (6.48)       1,269,438
  Year Ended June 30, 2002..............   15.33          0.24        1,237,701
  Year Ended June 30, 2001..............   16.74         31.55        1,180,092

EQUITY INCOME FUND(a)
  Year Ended June 30, 2005..............   15.65         11.46          311,852
  Year Ended June 30, 2004..............   16.67         16.22          326,818
  Year Ended June 30, 2003..............   15.06         (3.06)         294,638
  Year Ended June 30, 2002..............   16.36         (9.64)         332,490
  Year Ended June 30, 2001..............   19.42          4.26          439,755

EQUITY INDEX FUND(a)
  Year Ended June 30, 2005..............   27.12          6.06        1,072,290
  Year Ended June 30, 2004..............   26.06         18.67        1,948,823
  Year Ended June 30, 2003..............   22.26         (0.03)       1,737,838
  Year Ended June 30, 2002..............   22.60        (18.24)       1,663,601
  Year Ended June 30, 2001..............   27.96        (15.05)       1,742,852

INTERNATIONAL EQUITY INDEX FUND(a)
  Year Ended June 30, 2005..............   19.65         14.04          877,944
  Year Ended June 30, 2004..............   17.53         34.38          798,323
  Year Ended June 30, 2003..............   13.19         (6.12)         560,910
  Year Ended June 30, 2002..............   14.10        (11.55)         564,207
  Year Ended June 30, 2001..............   16.08        (24.77)         639,028

LARGE CAP GROWTH FUND(a)
  Year Ended June 30, 2005..............   14.71          1.31        1,201,449
  Year Ended June 30, 2004..............   14.56         14.92        1,702,190
  Year Ended June 30, 2003..............   12.67          2.76        1,453,774
  Year Ended June 30, 2002..............   12.33        (27.98)       1,540,526
  Year Ended June 30, 2001..............   17.12        (33.56)       2,059,004

                                                            RATIOS/SUPPLEMENTAL DATA:
                                          ------------------------------------------------------------------
                                                    RATIOS TO AVERAGE NET ASSETS:
                                          --------------------------------------------------

                                                                        EXPENSES WITHOUT
                                                          NET               WAIVERS,             PORTFOLIO
                                            NET       INVESTMENT         REIMBURSEMENTS          TURNOVER
                                          EXPENSES   INCOME (LOSS)    AND EARNINGS CREDITS         RATE
                                          --------   -------------   -----------------------   -------------
DIVERSIFIED MID CAP FUND(a)
  Year Ended June 30, 2005..............    0.96%         0.30%               1.00%                 131%
  Year Ended June 30, 2004..............    0.95          0.10                0.96                   73
  Year Ended June 30, 2003..............    0.96          0.29                0.98                   49
  Year Ended June 30, 2002..............    0.97          0.15                0.99                   37
  Year Ended June 30, 2001..............    0.93          0.19                0.97                   59
DIVERSIFIED MID CAP GROWTH FUND(a)
  Year Ended June 30, 2005..............    0.99         (0.50)               1.05                  119
  Year Ended June 30, 2004..............    0.97         (0.44)               0.98                   48
  Year Ended June 30, 2003..............    0.99         (0.40)               1.06                   71
  Year Ended June 30, 2002..............    0.99         (0.57)               1.07                   83
  Year Ended June 30, 2001..............    0.99         (0.60)               1.02                  127
DIVERSIFIED MID CAP VALUE FUND(a)
  Year Ended June 30, 2005..............    0.96          0.87                1.01                   67
  Year Ended June 30, 2004..............    0.94          0.65                0.96                   24
  Year Ended June 30, 2003..............    0.99          0.65                1.00                   99
  Year Ended June 30, 2002..............    0.97          0.57                0.98                  101
  Year Ended June 30, 2001..............    0.96          0.77                0.97                  127
EQUITY INCOME FUND(a)
  Year Ended June 30, 2005..............    0.87          2.15                0.95                   68
  Year Ended June 30, 2004..............    0.99          1.61                1.01                   15
  Year Ended June 30, 2003..............    0.99          1.84                1.02                   17
  Year Ended June 30, 2002..............    0.99          1.39                1.01                   17
  Year Ended June 30, 2001..............    0.98          1.25                1.00                   13
EQUITY INDEX FUND(a)
  Year Ended June 30, 2005..............    0.27          1.91                0.62                   11
  Year Ended June 30, 2004..............    0.35          1.37                0.54                    5
  Year Ended June 30, 2003..............    0.35          1.46                0.60                    7
  Year Ended June 30, 2002..............    0.35          1.10                0.60                    7
  Year Ended June 30, 2001..............    0.35          0.89                0.58                   10
INTERNATIONAL EQUITY INDEX FUND(a)
  Year Ended June 30, 2005..............    0.81          1.91                0.90                   14
  Year Ended June 30, 2004..............    0.80          1.46                0.82                   13
  Year Ended June 30, 2003..............    0.84          1.59                0.86                   12
  Year Ended June 30, 2002..............    0.87          0.79                0.87                   14
  Year Ended June 30, 2001..............    0.83          1.21                0.85                    7
LARGE CAP GROWTH FUND(a)
  Year Ended June 30, 2005..............    0.99          0.43                1.03                  112
  Year Ended June 30, 2004..............    0.99          0.00                1.01                   46
  Year Ended June 30, 2003..............    0.99          0.13                1.13                   60
  Year Ended June 30, 2002..............    0.97         (0.13)               1.07                   69
  Year Ended June 30, 2001..............    0.93         (0.38)               1.00                   73

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 144

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
SELECT CLASS                              OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
------------                              ---------   ----------   --------------   ---------------   ----------

LARGE CAP VALUE FUND (a)
 Year Ended June 30, 2005...............   $14.36       $ 0.24         $ 1.36             $--           $ 1.60
 Year Ended June 30, 2004...............    12.06         0.17           2.30              --             2.47
 Year Ended June 30, 2003...............    12.77         0.12          (0.71)             --            (0.59)
 Year Ended June 30, 2002...............    16.16         0.09          (3.22)             --            (3.13)
 Year Ended June 30, 2001...............    15.50         0.11           1.05              --             1.16

MARKET EXPANSION INDEX FUND (a)
 Year Ended June 30, 2005...............    10.74         0.08           1.51              --             1.59
 Year Ended June 30, 2004...............     8.33         0.06           2.40              --             2.46
 Year Ended June 30, 2003...............     8.60         0.03          (0.25)             --            (0.22)
 Year Ended June 30, 2002...............     8.82         0.04          (0.19)             --            (0.15)
 Year Ended June 30, 2001...............     9.07         0.06           0.70              --             0.76

MULTI-CAP MARKET NEUTRAL FUND (a)
 Year Ended June 30, 2005...............    10.64         0.07           0.40              --             0.47
 Year Ended June 30, 2004...............    10.05        (0.04)          0.66              --             0.62
 May 23, 2003 (c) to June 30, 2003......    10.00           --(d)        0.05              --             0.05

SMALL CAP GROWTH FUND (a)
 Year Ended June 30, 2005...............    11.91        (0.06)          0.98              --             0.92
 Year Ended June 30, 2004...............     8.87        (0.05)          3.09              --             3.04
 Year Ended June 30, 2003...............     9.23        (0.03)         (0.33)             --            (0.36)
 Year Ended June 30, 2002...............    10.47        (0.05)         (1.19)             --            (1.24)
 Year Ended June 30, 2001...............    12.97        (0.06)         (1.05)             --            (1.11)

SMALL CAP VALUE FUND (a)
 Year Ended June 30, 2005...............    24.87         0.21           2.83              --             3.04
 Year Ended June 30, 2004...............    18.40         0.08           6.45              --             6.53
 Year Ended June 30, 2003...............    21.19         0.11          (1.81)             --            (1.70)
 Year Ended June 30, 2002...............    19.53         0.14           2.78              --             2.92
 Year Ended June 30, 2001...............    13.74         0.22           5.79              --             6.01

TECHNOLOGY FUND (a)
 Year Ended June 30, 2005...............     4.48         0.70          (0.82)             --            (0.12)
 Year Ended June 30, 2004...............     3.74        (0.04)          0.78              --             0.74
 Year Ended June 30, 2003...............     3.58        (0.03)          0.19              --             0.16
 Year Ended June 30, 2002...............     5.91        (0.05)         (2.28)             --            (2.33)
 July 28, 2000 (c) to June 30, 2001.....    10.00        (0.04)         (4.05)             --            (4.09)

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
SELECT CLASS                                INCOME      GAINS     DISTRIBUTIONS
------------                              ----------   --------   -------------
LARGE CAP VALUE FUND (a)
 Year Ended June 30, 2005...............    $(0.23)     $   --       $(0.23)
 Year Ended June 30, 2004...............     (0.17)         --        (0.17)
 Year Ended June 30, 2003...............     (0.12)         --        (0.12)
 Year Ended June 30, 2002...............     (0.09)      (0.17)       (0.26)
 Year Ended June 30, 2001...............     (0.11)      (0.39)       (0.50)
MARKET EXPANSION INDEX FUND (a)
 Year Ended June 30, 2005...............     (0.08)      (0.18)       (0.26)
 Year Ended June 30, 2004...............     (0.05)         --        (0.05)
 Year Ended June 30, 2003...............     (0.03)      (0.02)       (0.05)
 Year Ended June 30, 2002...............     (0.03)      (0.04)       (0.07)
 Year Ended June 30, 2001...............     (0.05)      (0.96)       (1.01)
MULTI-CAP MARKET NEUTRAL FUND (a)
 Year Ended June 30, 2005...............        --       (0.12)       (0.12)
 Year Ended June 30, 2004...............        --       (0.03)       (0.03)
 May 23, 2003 (c) to June 30, 2003......        --          --           --
SMALL CAP GROWTH FUND (a)
 Year Ended June 30, 2005...............        --       (0.06)       (0.06)
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 Year Ended June 30, 2001...............        --       (1.39)       (1.39)
SMALL CAP VALUE FUND (a)
 Year Ended June 30, 2005...............     (0.16)      (2.18)       (2.34)
 Year Ended June 30, 2004...............     (0.06)         --        (0.06)
 Year Ended June 30, 2003...............     (0.11)      (0.98)       (1.09)
 Year Ended June 30, 2002...............     (0.14)      (1.12)       (1.26)
 Year Ended June 30, 2001...............     (0.22)         --        (0.22)
TECHNOLOGY FUND (a)
 Year Ended June 30, 2005...............        --          --           --
 Year Ended June 30, 2004...............        --          --           --
 Year Ended June 30, 2003...............        --          --           --
 Year Ended June 30, 2002...............        --          --           --
 July 28, 2000 (c) to June 30, 2001.....        --          --           --

------------

(a) Effective February 19, 2005, Class I was renamed Select Class.

(b) Includes dividend expenses for securities sold short. Dividend expense was .89%, .88% and .98% of average net assets for the periods ended June 30, 2005, June 30, 2004, and 2003, respectively. The ratio of expense to Average Net Assets excluding dividend expense for Securities sold short was 1.25%, 1.25% and 1.25% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively. The ratio of expense to Average Net Assets without waivers excluding dividend expense for securities sold short was 1.55%, 1.54% and 1.73% for the periods ended June 30, 2005, June 30, 2004 and June 30, 2003, respectively.

(c) Commencement of offering of class of shares.

(d) Amount less than $0.01.

(e) Annualized for periods less than one year.

(f)  Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                         ---------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS:
                                                                                      --------------------------------
                                         NET ASSET                       NET ASSETS
                                          VALUE,       TOTAL RETURN        END OF
                                          END OF      (EXCLUDES SALES      PERIOD         NET         NET INVESTMENT
                                          PERIOD        CHARGE) (f)       (000'S)     EXPENSES (e)   INCOME (LOSS) (e)
                                         ---------   -----------------   ----------   ------------   -----------------

LARGE CAP VALUE FUND(a)
  Year Ended June 30, 2005..............  $15.73           11.19%        $1,155,483       0.82%             1.54%
  Year Ended June 30, 2004..............   14.36           20.52          1,462,956       0.93              1.24
  Year Ended June 30, 2003..............   12.06           (4.46)         1,176,240       0.97              1.14
  Year Ended June 30, 2002..............   12.77          (19.53)         1,161,684       0.98              0.67
  Year Ended June 30, 2001..............   16.16            7.54          1,544,504       0.96              0.69

MARKET EXPANSION INDEX FUND(a)
  Year Ended June 30, 2005..............   12.07           14.89            518,295       0.50              0.76
  Year Ended June 30, 2004..............   10.74           29.54            250,765       0.52              0.60
  Year Ended June 30, 2003..............    8.33           (2.46)           113,512       0.57              0.59
  Year Ended June 30, 2002..............    8.60           (1.78)            42,115       0.57              0.44
  Year Ended June 30, 2001..............    8.82            8.84             31,337       0.57              0.61

MARKET NEUTRAL FUND(a)
  Year Ended June 30, 2005..............   10.99            4.50            991,169       2.14(b)           0.78
  Year Ended June 30, 2004..............   10.64            6.13            629,820       2.13(b)          (0.63)
  May 23, 2003 (c) to   June 30, 2003...   10.05            0.50            196,513       2.23(b)          (0.16)

SMALL CAP GROWTH FUND(a)
  Year Ended June 30, 2005..............   12.77            7.62            460,265       0.99             (0.53)
  Year Ended June 30, 2004..............   11.91           34.27            643,958       0.99             (0.47)
  Year Ended June 30, 2003..............    8.87           (3.90)           447,634       1.03             (0.45)
  Year Ended June 30, 2002..............    9.23          (11.84)           376,910       1.05             (0.65)
  Year Ended June 30, 2001..............   10.47           (9.00)           274,544       1.04             (0.59)

SMALL CAP VALUE FUND(a)
  Year Ended June 30, 2005..............   25.57           12.50            611,925       0.98              0.75
  Year Ended June 30, 2004..............   24.87           35.55            819,264       0.98              0.36
  Year Ended June 30, 2003..............   18.40           (7.50)           604,837       1.00              0.70
  Year Ended June 30, 2002..............   21.19           15.76            629,011       0.99              0.73
  Year Ended June 30, 2001..............   19.53           43.98            321,689       0.96              1.33

TECHNOLOGY FUND(a)
  Year Ended June 30, 2005..............    4.36           (2.68)               586       1.30              0.78
  Year Ended June 30, 2004..............    4.48           19.79              4,040       1.30             (0.90)
  Year Ended June 30, 2003..............    3.74            4.47              3,647       1.30             (0.91)
  Year Ended June 30, 2002..............    3.58          (39.42)             2,524       1.30             (1.03)
  July 28, 2000 (c) to June 30, 2001....    5.91           40.90              3,509       1.30             (0.98)

                                                        RATIOS/SUPPLEMENTAL DATA:
                                             -----------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS:
                                             ---------------------------
                                                    EXPENSES WITHOUT
                                                        WAIVERS,               PORTFOLIO
                                                     REIMBURSEMENTS          TURNOVER RATE
                                                AND EARNINGS CREDITS (e)          (f)
                                                ------------------------   -----------------
LARGE CAP VALUE FUND(a)
  Year Ended June 30, 2005..............                  0.90%                   112%
  Year Ended June 30, 2004..............                  0.95                     32
  Year Ended June 30, 2003..............                  0.98                     85
  Year Ended June 30, 2002..............                  0.99                    126
  Year Ended June 30, 2001..............                  0.96                    128
MARKET EXPANSION INDEX FUND(a)
  Year Ended June 30, 2005..............                  0.63                     64
  Year Ended June 30, 2004..............                  0.68                     52
  Year Ended June 30, 2003..............                  0.82                     54
  Year Ended June 30, 2002..............                  0.90                     74
  Year Ended June 30, 2001..............                  0.85                     37
MARKET NEUTRAL FUND(a)
  Year Ended June 30, 2005..............                  2.44(b)                 198
  Year Ended June 30, 2004..............                  2.42(b)                 257
  May 23, 2003 (c) to   June 30, 2003...                  2.71(b)                   0
SMALL CAP GROWTH FUND(a)
  Year Ended June 30, 2005..............                  1.04                    129
  Year Ended June 30, 2004..............                  0.99                     62
  Year Ended June 30, 2003..............                  1.04                     95
  Year Ended June 30, 2002..............                  1.06                    119
  Year Ended June 30, 2001..............                  1.05                    158
SMALL CAP VALUE FUND(a)
  Year Ended June 30, 2005..............                  1.02                     57
  Year Ended June 30, 2004..............                  1.00                     41
  Year Ended June 30, 2003..............                  1.02                     46
  Year Ended June 30, 2002..............                  1.01                     40
  Year Ended June 30, 2001..............                  0.99                     75
TECHNOLOGY FUND(a)
  Year Ended June 30, 2005..............                  2.04                     59
  Year Ended June 30, 2004..............                  2.04                     17
  Year Ended June 30, 2003..............                  2.23                     29
  Year Ended June 30, 2002..............                  2.20                     34
  July 28, 2000 (c) to June 30, 2001....                  2.14                     77

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 146

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                          NET ASSET      NET        NET REALIZED    FEES COLLECTED
                                           VALUE,     INVESTMENT   AND UNREALIZED        FROM         TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)     REDEMPTION      INVESTMENT
INSTITUTIONAL CLASS                       OF PERIOD     (LOSS)     ON INVESTMENTS   OF FUND SHARES    OPERATIONS
-------------------                       ---------   ----------   --------------   ---------------   ----------

SMALL CAP GROWTH FUND
  February 19, 2005 (c) to June 30,
    2005................................   $12.57       $(0.01)        $0.21              $--           $0.20

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
INSTITUTIONAL CLASS                         INCOME      GAINS     DISTRIBUTIONS
-------------------                       ----------   --------   -------------
SMALL CAP GROWTH FUND
  February 19, 2005 (c) to June 30,
    2005................................      $--         $--          $--

------------

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Commencement of offering of class of shares.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                         ---------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS:
                                                                                      --------------------------------
                                         NET ASSET                       NET ASSETS
                                          VALUE,       TOTAL RETURN        END OF
                                          END OF      (EXCLUDES SALES      PERIOD         NET         NET INVESTMENT
                                          PERIOD        CHARGE) (b)       (000'S)     EXPENSES (a)   INCOME (LOSS) (a)
                                         ---------   -----------------   ----------   ------------   -----------------
  February 22, 2005 (c) to June 30,
   2005.................................  $12.77            1.59%         $56,395         0.85%            (0.37)%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                             -----------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS:
                                             ---------------------------
                                                    EXPENSES WITHOUT
                                                        WAIVERS,               PORTFOLIO
                                                     REIMBURSEMENTS          TURNOVER RATE
                                                AND EARNINGS CREDITS (a)          (b)
                                                ------------------------   -----------------
  February 22, 2005 (c) to June 30,
   2005.................................                  1.07%                    57%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 148

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------------------
                                                                  INVESTMENT OPERATIONS
                                          ----------------------------------------------------------------------
                                                                                      REDEMPTION
                                                                    NET REALIZED    FEES COLLECTED
                                          NET ASSET      NET       AND UNREALIZED        FROM           TOTAL
                                           VALUE,     INVESTMENT       GAINS          REDEMPTION         FROM
                                          BEGINNING     INCOME      (LOSSES) ON         OF FUND       INVESTMENT
ULTRA                                     OF PERIOD     (LOSS)      INVESTMENTS         SHARES        OPERATIONS
-----                                     ---------   ----------   --------------   ---------------   ----------
DIVERSIFIED MID CAP FUND
  February 22, 2005 (a) to June 30,
    2005................................   $19.68       $ 0.05         $1.29             $  --          $1.34
DIVERSIFIED MID CAP GROWTH FUND
  February 22, 2005 (a) to June 30,
    2005................................    23.72        (0.04)         1.11                --           1.07
DIVERSIFIED MID CAP VALUE FUND
  February 22, 2005 (a) to June 30,
    2005................................    18.06         0.11          1.02                --           1.13
LARGE CAP GROWTH FUND
  February 22, 2005 (a) to June 30,
    2005................................    14.42         0.01          0.30                --           0.31
LARGE CAP VALUE FUND
  February 22, 2005 (a) to June 30,
    2005................................    15.59         0.10          0.16                --           0.26
SMALL CAP VALUE FUND
  February 22, 2005 (a) to June 30,
    2005................................    24.63         0.12          0.92                --           1.04

                                             PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------

                                             NET         NET
                                          INVESTMENT   REALIZED       TOTAL
ULTRA                                       INCOME      GAINS     DISTRIBUTIONS
-----                                     ----------   --------   -------------
DIVERSIFIED MID CAP FUND
  February 22, 2005 (a) to June 30,
    2005................................    $(0.05)     $   --       $(0.05)
DIVERSIFIED MID CAP GROWTH FUND
  February 22, 2005 (a) to June 30,
    2005................................        --          --           --
DIVERSIFIED MID CAP VALUE FUND
  February 22, 2005 (a) to June 30,
    2005................................     (0.11)         --        (0.11)
LARGE CAP GROWTH FUND
  February 22, 2005 (a) to June 30,
    2005................................     (0.02)         --        (0.02)
LARGE CAP VALUE FUND
  February 22, 2005 (a) to June 30,
    2005................................     (0.12)         --        (0.12)
SMALL CAP VALUE FUND
  February 22, 2005 (a) to June 30,
    2005................................     (0.10)         --        (0.10)

------------

(a) Commencement of offering of class of shares.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See notes to financial statements.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

--------------------------------------------------------------------------------

                                                                               RATIOS/SUPPLEMENTAL DATA:
                                                                         --------------------------------------
                                                                             RATIOS TO AVERAGE NET ASSETS:
                                                                         --------------------------------------
                                         NET ASSET         TOTAL         NET ASSETS                     NET
                                          VALUE,          RETURN           END OF                    INVESTMENT
                                          END OF         (EXCLUDES         PERIOD         NET          INCOME
                                          PERIOD     SALES CHARGE) (c)    (000'S)     EXPENSES (b)   (LOSS) (b)
                                         ---------   -----------------   ----------   ------------   ----------

DIVERSIFIED MID CAP FUND
 February 22, 2005 (c) to June 30,
  2005..................................  $20.97           6.79%          $27,247         0.79%         0.76%

DIVERSIFIED MID CAP GROWTH FUND
 February 22, 2005 (c) to June 30,
  2005..................................   24.79           4.51            11,641         0.88         (0.44)

DIVERSIFIED MID CAP VALUE FUND
 February 22, 2005 (c) to June 30,
  2005..................................   19.08           6.25            12,499         0.81          1.67

LARGE CAP GROWTH FUND
 February 22, 2005 (c) to June 30,
  2005..................................   14.71           2.12            22,428         0.75          0.21

LARGE CAP VALUE FUND
 February 22, 2005 (c) to June 30,
  2005..................................   15.73           1.68            24,492         0.53          1.89

SMALL CAP VALUE FUND
 February 22, 2005 (c) to June 30,
  2005..................................   25.57           4.21            33,520         0.82          1.30

                                                      RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS:
                                             ---------------------------
                                                        EXPENSES
                                                    WITHOUT WAIVERS,         PORTFOLIO
                                                     REIMBURSEMENTS          TURNOVER
                                                AND EARNINGS CREDITS (b)     RATE (c)
                                                ------------------------   -------------
DIVERSIFIED MID CAP FUND
 February 22, 2005 (c) to June 30,
  2005..................................                  0.85%                 131%
DIVERSIFIED MID CAP GROWTH FUND
 February 22, 2005 (c) to June 30,
  2005..................................                  0.90                  119
DIVERSIFIED MID CAP VALUE FUND
 February 22, 2005 (c) to June 30,
  2005..................................                  0.87                   67
LARGE CAP GROWTH FUND
 February 22, 2005 (c) to June 30,
  2005..................................                  0.75                  112
LARGE CAP VALUE FUND
 February 22, 2005 (c) to June 30,
  2005..................................                  0.53                  112
SMALL CAP VALUE FUND
 February 22, 2005 (c) to June 30,
  2005..................................                  0.86                   57

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 150

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

   JPMorgan Trust II ("JPM II") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

   The following are the 13 separate funds of the Trust (collectively, the "Funds"). Effective February 19, 2005, Class I was renamed Select Class. The Institutional and Ultra share classes commenced operations February 19, 2005 and February 22, 2005, respectively.

   FUND                                               CLASSES OFFERED
   ----                                               ---------------
   Diversified Mid Cap Fund                           Class A, Class B, Class C, Select Class and Ultra

   Diversified Mid Cap Growth Fund                    Class A, Class B, Class C, Select Class and Ultra

   Diversified Mid Cap Value Fund                     Class A, Class B, Class C, Select Class and Ultra

   Equity Income Fund                                 Class A, Class B, Class C and Select Class

   Equity Index Fund                                  Class A, Class B, Class C and Select Class

   International Equity Index Fund                    Class A, Class B, Class C and Select Class

   Large Cap Growth Fund                              Class A, Class B, Class C, Select Class and Ultra

   Large Cap Value Fund                               Class A, Class B, Class C, Select Class and Ultra

   Market Expansion Index Fund                        Class A, Class B, Class C and Select Class

   Multi-Cap Market Neutral Fund                      Class A, Class B, Class C and Select Class

   Small Cap Growth Fund                              Class A, Class B, Class C, Select Class and
                                                      Institutional Class

   Small Cap Value Fund                               Class A, Class B, Class C, Select Class and Ultra

   Technology Fund                                    Class A, Class B, Class C and Select Class

   Effective February 19, 2005, each Fund name was changed from One Group to JPMorgan with the approval of the Board of Trustees. In addition, the Board of Trustees approved the following name changes:

   NEW NAME                                                        OLD NAME
   --------                                                        --------
   Diversified Mid Cap Growth Fund.............................    Mid Cap Growth Fund

   Diversified Mid Cap Value Fund..............................    Mid Cap Value Fund

   Multi-Cap Market Neutral Fund...............................    Market Neutral Fund

   Prior to February 19, 2005, the Funds were a separate series of the One Group Mutual Funds, an open-end investment company established as a Massachusetts business trust. On August 12, 2004, the Board of Trustees of the then existing Trust approved an Agreement and Plan of Reorganization regarding the reorganization of each series of the Trust into a corresponding series of JPMorgan Trust II.

   At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of the Trust approved the Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPMorgan Trust II. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II.

   Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class, Institutional Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market matter. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rate in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreement transactions with institutions that meet the Advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     C. FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair

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NOTES TO FINANCIAL STATEMENTS, CONTINUED

     value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss equal to the variation margin.

     Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund(s) to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing a Fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

     As of June 30, 2004, Equity Index Fund, International Equity Index Fund, Market Expansion Index Fund and Small Cap Value Fund had outstanding futures contracts as listed on the Schedule of Portfolio Investments.

     D. FOREIGN CURRENCY TRANSLATION

     The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

     Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

     Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

     E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage a Fund's exposure to foreign currency exchange fluctuations. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, or the delivery of the currency exchange is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

     F. SHORT SALES

     The Multi-Cap Market Neutral Fund is authorized to engage in short-selling of equity securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund will arrange through a broker to borrow the securities to be delivered to the buyer. The net proceeds of the short sale plus additional cash will be retained by the prime broker to the

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
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NOTES TO FINANCIAL STATEMENTS, CONTINUED

     extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the securities sold short increases. In addition to the sale proceeds retained by the broker, the Fund's custodian maintains a segregated account of securities and cash as collateral for short sales. This segregated account includes the securities held long as shown in the Schedule of Portfolio Investments. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

     G. SECURITIES LENDING

     To generate additional income, each Fund (except for Multi-Cap Market Neutral Fund) may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Funds on October 18, 2004, and amended and restated on May 13, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Funds' loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Securities lending income (net). Information on the investment of cash collateral is shown in the Schedule of Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     Prior to the effective date of the Securities Lending Agreement with JPMCB, the Advisor served as lending agent. Also, Bank One Trust Company, N.A. served as sub-custodian for the securities lending program and received a subcustody fee based on the value of collateral received from borrowers.

     As of June 30, 2005, the following Funds had securities with the following market values on loan and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

                                                                          LENDING       MARKET       MARKET VALUE
                                                          SUB-CUSTODY      AGENT       VALUE OF       OF LOANED
       FUND                                                FEES PAID     FEES PAID    COLLATERAL*     SECURITIES
       ----                                               -----------    ---------    -----------    ------------
       Diversified Mid Cap Fund.........................       22            78         122,793        120,503

       Diversified Mid Cap Growth Fund..................       77            55         198,236        193,582

       Diversified Mid Cap Value Fund...................       35            48         157,673        155,505

       Equity Income Fund...............................        6            12          53,624         53,207

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NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                          LENDING       MARKET       MARKET VALUE
                                                          SUB-CUSTODY      AGENT       VALUE OF       OF LOANED
       FUND                                                FEES PAID     FEES PAID    COLLATERAL*     SECURITIES
       ----                                               -----------    ---------    -----------    ------------
       Equity Index Fund................................       45            40         168,650        165,054

       International Equity Index Fund..................       63            30         176,175        168,088

       Large Cap Growth Fund............................       31            41         109,482        107,185

       Large Cap Value Fund.............................       19            24          91,371         89,993

       Market Expansion Index Fund......................       17           127         183,203        179,000

       Small Cap Growth Fund............................       35            77         204,878        200,337

       Small Cap Value Fund.............................       35            75         202,111        194,854

       Technology Fund..................................       --(b)         --(b)          994            997

     -----------------
     * Includes securities and cash collateral.

     (b) Amount rounds to less than $1,000.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     H. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

     The Funds record distribution received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

     I. ALLOCATION OF INCOME AND EXPENSES

     In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     J. FEDERAL INCOME TAXES

     Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

     K. FOREIGN TAXES

     The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     L. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                       ACCUMULATED
                                                                                     UNDISTRIBUTED/      ACCUMULATED
                                                                                    (OVERDISTRIBUTE)     NET REALIZED
                                                                                     NET INVESTMENT      GAIN (LOSS)
                                                                  PAID-IN-CAPITAL        INCOME         ON INVESTMENTS
                                                                  ---------------   -----------------   --------------
       Diversified Mid Cap Fund.................................     $ 39,638            $    --           $(39,638)
       Diversified Mid Cap Growth Fund..........................       39,972             14,429            (54,401)
       Diversified Mid Cap Value Fund...........................      105,780                 --           (105,780)
       Equity Income Fund.......................................       21,035                (59)           (20,976)
       Equity Index Fund........................................      399,892                 --           (399,892)
       International Equity Index Fund..........................            5                540               (545)
       Large Cap Growth Fund....................................       97,704                 --            (97,704)
       Large Cap Value Fund.....................................       62,765                 --            (62,765)
       Market Expansion Index Fund..............................          477                 --               (477)
       Multi-Cap Market Neutral Fund............................           --              2,036             (2,036)
       Small Cap Growth Fund....................................       26,879              4,312            (31,191)
       Small Cap Value Fund.....................................       56,592                 --            (56,592)
       Technology Fund..........................................          (16)                16                 --

     M. REDEMPTION FEES

     All shares of the International Equity Index Fund and the Technology Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share's market value. The redemption fee applies to most shares purchased after February 18, 2005. Redemption fees are paid directly to the applicable Fund.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Funds (except as disclosed below). The Advisor is a wholly-owned subsidiary of JPMCB, which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The

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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. Effective February 19, 2005, the annual fee rate for each Fund is as follows:

                                                                          RATE AS OF
                                                                       FEBRUARY 19, 2005
                                                                       -----------------
       Diversified Mid Cap Fund....................................          0.65%

       Diversified Mid Cap Growth Fund.............................          0.65

       Diversified Mid Cap Value Fund..............................          0.65

       Equity Income Fund..........................................          0.40

       Equity Index Fund...........................................          0.25

       International Equity Index Fund.............................          0.55

       Large Cap Growth Fund.......................................          0.50

       Large Cap Value Fund........................................          0.40

       Market Expansion Index Fund.................................          0.25

       Multi-Cap Market Neutral Fund...............................          1.25

       Small Cap Growth Fund.......................................          0.65

       Small Cap Value Fund........................................          0.65

       Technology Fund.............................................          1.00

     Pursuant to a shareholder vote, effective February 19, 2005, the International Equity Index Fund's investment advisor became J.P. Morgan Investment Management Inc., a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan.

     Prior to February 19, 2005, the Advisor was entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, and the Equity Income Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 1.25% of the average daily net assets of the Market Neutral Fund; and 0.55% of the average daily net assets of the International Equity Index Fund.

     The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

     The Advisor waived advisory fees as outlined in Note 3.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, effective February 19, 2005, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

     Prior to February 19, 2005, the Administrator provided services for a fee that was computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

     The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS"), an indirect, wholly-owned subsidiary of JPMorgan, began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July, 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor") (formerly One Group Dealer Services, Inc.), a wholly-owned subsidiary of JPMorgan, serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. The distributor receives no compensation for such services.

     The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                          RATE AS OF
       CLASS                                                           FEBRUARY 19, 2005
       -----                                                           -----------------
       A...........................................................          0.25%

       B...........................................................          0.75

       C...........................................................          0.75

     Prior to February 19, 2005, the Trust paid the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. The Distributor had agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund.

     In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges ("CDSC") from the redemptions of Class B and Class C shares and certain Class A shares for which front-end sales charges have been waived. For the year ended June 30, 2005, the Distributor received the following (amounts in thousands):

                                                                       FRONT-END
                                                                         SALES
       FUND                                                             CHARGES     CDSC
       ----                                                            ---------    ----
       Diversified Mid Cap Fund....................................      $ 74       $ 95

       Diversified Mid Cap Growth Fund.............................       423        369

       Diversified Mid Cap Value Fund..............................       687        184

       Equity Income Fund..........................................       193         51

       Equity Index Fund...........................................       623        404

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

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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                       FRONT-END
                                                                         SALES
       FUND                                                             CHARGES     CDSC
       ----                                                            ---------    ----
       Large Cap Growth Fund.......................................       377        400

       Large Cap Value Fund........................................       693         38

       International Equity Index Fund.............................       138         16

       Market Expansion Index Fund.................................       406         46

       Multi-Cap Market Neutral Fund...............................       778        129

       Small Cap Growth Fund.......................................       268         87

       Small Cap Value Fund........................................        88        145

       Technology Fund.............................................        28         21

     The distributor waived Distribution Fees as outlined in Note 3.F.

     D. SHAREHOLDER SERVICING FEES

     Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                     RATE AS OF FEBRUARY 19, 2005
                                                -----------------------------------------------------------------------
                        FUND                    CLASS A     CLASS B     CLASS C     SELECT CLASS    INSTITUTIONAL CLASS
                        ----                    --------    --------    --------    ------------    -------------------
       Diversified Mid Cap Fund...............    0.25%       0.25%       0.25%         0.25%               N/A

       Diversified Mid Cap Growth Fund........    0.25        0.25        0.25          0.25                N/A

       Diversified Mid Cap Value Fund.........    0.25        0.25        0.25          0.25                N/A

       Equity Income Fund.....................    0.25        0.25        0.25          0.25                N/A

       Equity Index Fund......................    0.25        0.25        0.25          0.25                N/A

       Large Cap Growth Fund..................    0.25        0.25        0.25          0.25                N/A

       Large Cap Value Fund...................    0.25        0.25        0.25          0.25                N/A

       International Equity Index Fund........    0.25        0.25        0.25          0.25                N/A

       Market Expansion Index Fund............    0.25        0.25        0.25          0.25                N/A

       Multi-Cap Market Neutral Fund..........    0.25        0.25        0.25          0.25                N/A

       Small Cap Growth Fund..................    0.25        0.25        0.25          0.25               0.10%

       Small Cap Value Fund...................    0.25        0.25        0.25          0.25                N/A

       Technology Fund........................    0.25        0.25        0.25          0.25                N/A

     The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such financial intermediaries for performing such services.

     The Distributor waived shareholder servicing fees as outlined in Note 3.F.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     E. CUSTODIAN AND ACCOUNTING FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004 and the Funds continued to be charged a direct fee for those services.

     For the year ended June 30, 2005, JPMCB received the following amounts (amounts in thousands):

       FUND
       ----
       Diversified Mid Cap Fund....................................  $ 22

       Diversified Mid Cap Growth Fund.............................    57

       Diversified Mid Cap Value Fund..............................    29

       Equity Income Fund..........................................     8

       Equity Index Fund...........................................    65

       International Equity Index Fund.............................   410

       Large Cap Growth Fund.......................................    46

       Large Cap Value Fund........................................    16

       Market Expansion Index Fund.................................    16

       Multi-Cap Market Neutral Fund...............................    44

       Small Cap Growth Fund.......................................    30

       Small Cap Value Fund........................................    23

       Technology Fund.............................................    11

     Prior to February 19, 2005, the Administrator was responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were transitioned also to JPMCB on October 18, 2004 for the Equity Funds from the prior service provider, but those services were still being provided to the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees are charged as an additional direct fee to the Funds.

     The amounts paid directly to JPMCB by the Funds for custody and fund accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

     F. WAIVERS AND REIMBURSEMENTS

     The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

                                       CLASS A     CLASS B     CLASS C     ULTRA    SELECT CLASS    INSTITUTIONAL CLASS
                                       --------    --------    --------    -----    ------------    -------------------
       Diversified Mid Cap Fund......    1.24%       1.99%       1.99%     0.83%        0.99%               N/A

       Diversified Mid Cap Growth
         Fund........................    1.24        1.99        1.99      0.89         0.99                N/A

       Diversified Mid Cap Value
         Fund........................    1.24        1.99        1.99      0.84         0.99                N/A

       Equity Income Fund*...........    1.24        1.99        1.99       N/A         0.89                N/A

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

 160

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                       CLASS A     CLASS B     CLASS C     ULTRA    SELECT CLASS    INSTITUTIONAL CLASS
                                       --------    --------    --------    -----    ------------    -------------------
       Equity Index Fund.............    0.60        1.35        1.35       N/A         0.35                N/A

       Large Cap Growth Fund.........    1.24        1.78        1.78      0.80         0.99                N/A

       Large Cap Value Fund..........    1.24        1.99        1.99      0.59         0.99                N/A

       International Equity Index
         Fund........................    1.18        1.93        1.93       N/A         0.93                N/A

       Market Expansion Index Fund...    0.82        1.57        1.57       N/A         0.57                N/A

       Multi-Cap Market Neutral
         Fund........................    1.75        2.50        2.50       N/A         1.50                N/A

       Small Cap Growth Fund.........    1.25        1.87        1.87       N/A         1.00              0.85%

       Small Cap Value Fund..........    1.25        2.00        2.00      0.86         1.00                N/A

       Technology Fund...............    1.55        2.30        2.30       N/A         1.30                N/A

     -----------------
     * Prior to February 19, 2005, the contractual expense limitation was 0.99% for Select Class.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006.

     For the period ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                              CONTRACTUAL WAIVERS

                                             INVESTMENT                      SHAREHOLDER
       FUND                                   ADVISORY     ADMINISTRATION     SERVICING     DISTRIBUTION    TOTAL
       ----                                  ----------    --------------    -----------    ------------    -----
       Diversified Mid Cap Fund............       --              --              144            79           223

       Diversified Mid Cap Growth Fund.....      247             123              769           320         1,459

       Diversified Mid Cap Value Fund......      227              17              299           148           691

       Equity Income Fund..................       51               7               --            58           116

       Equity Index Fund...................    5,411           1,124            1,379           287         8,201

       International Equity Index Fund.....       --              --              742            24           766

       Large Cap Growth Fund...............      597              38               52           158           845

       Large Cap Value Fund................       --              --               --            39            39

       Market Expansion Index Fund.........      336              --              189            30           555

       Multi-Cap Market Neutral Fund.......    2,253             140              981            87         3,461

       Small Cap Growth Fund...............       --              40              199            57           296

       Small Cap Value Fund................       --              --              181            97           278

       Technology Fund.....................      217               9               16            11           253

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                               VOLUNTARY WAIVERS

                                                           INVESTMENT                      SHAREHOLDER
       FUND                                                 ADVISORY     ADMINISTRATION     SERVICING     TOTAL
       ----                                                ----------    --------------    -----------    -----
       Diversified Mid Cap Fund........................       186              12               --          198

       Diversified Mid Cap Value Fund..................        64              31               --           95

       Equity Income Fund..............................       249              65               --          314

       Equity Index Fund...............................        39              19               --           58

       International Equity Index Fund.................        27              12               --           39

       Large Cap Value Fund............................       858             206               15        1,079

       Market Expansion Index Fund.....................       170               6               --          176

       Multi-Cap Market Neutral Fund...................        64              31               --           95

       Small Cap Growth Fund...........................        64               6               --           70

       Small Cap Value Fund............................       189              26               --          215

       Technology Fund.................................         1              --               --            1

     G. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

     During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Funds may use related party brokers/dealers. For the period ended June 30, 2005, Small Cap Value Fund incurred approximately less than a thousand dollars as brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the year ended June 30, 2005, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

   FUND                                                          PURCHASES      SALES
   ----                                                          ---------    ---------
   Diversified Mid Cap Fund....................................  1,151,765    1,415,139

   Diversified Mid Cap Growth Fund.............................  2,487,689    3,254,630

   Diversified Mid Cap Value Fund..............................  1,029,425    1,536,409

   Equity Income Fund..........................................    324,869      429,497

   Equity Index Fund...........................................    249,968      474,686

   Large Cap Growth Fund.......................................  2,184,249    2,489,634

   Large Cap Value Fund........................................  1,582,398    1,664,403

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   FUND                                                          PURCHASES      SALES
   ----                                                          ---------    ---------
   International Equity Index Fund.............................    146,322      125,852

   Market Expansion Index Fund.................................    548,371      337,056

   Multi-Cap Market Neutral Fund...............................  2,432,223    2,111,266

   Small Cap Growth Fund.......................................    859,368      957,436

   Small Cap Value Fund........................................    543,270      760,758

   Technology Fund.............................................     17,307       25,316

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

                                                                                                     NET
                                                                   GROSS           GROSS          UNREALIZED
                                                  AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
   FUND                                              COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
   ----                                           ----------    ------------    ------------    --------------
   Diversified Mid Cap Fund.....................  $  857,043     $ 120,146       $ (14,373)       $ 105,773

   Diversified Mid Cap Growth Fund..............   1,663,884       306,789         (31,900)         274,889

   Diversified Mid Cap Value Fund...............   1,207,445       283,729         (14,302)         269,427

   Equity Income Fund...........................     407,711       138,444          (5,583)         132,861

   Equity Index Fund............................   1,292,816       827,901        (103,472)         724,429

   International Equity Index Fund..............     872,848       289,765         (42,402)         247,363

   Large Cap Growth Fund........................   1,533,315       284,843         (23,682)         261,161

   Large Cap Value Fund.........................   1,235,055       164,953         (36,792)         128,161

   Market Expansion Index Fund..................     702,048       117,659          (9,417)         108,242

   Multi-Cap Market Neutral Fund................   1,311,896       142,940         (32,707)         110,233

   Small Cap Growth Fund........................     776,315        99,685         (29,864)          69,821

   Small Cap Value Fund.........................     938,129       159,246         (20,412)         138,834

   Technology Fund..............................      28,052           494          (2,287)          (1,793)

   The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                                      DISTRIBUTIONS PAID FROM:
                                                     ---------------------------
                                                        NET             NET             TOTAL        DISTRIBUTIONS
                                                     INVESTMENT      LONG TERM      DISTRIBUTIONS     PAYABLE AT
   FUND                                                INCOME      CAPITAL GAINS        PAID         JUNE 30, 2005
   ----                                              ----------    -------------    -------------    -------------
   Diversified Mid Cap Fund........................   $   919        $ 52,316         $ 53,235          $1,027

   Diversified Mid Cap Value Fund..................    14,187          54,582           68,769           3,638

   Equity Income Fund..............................     9,494          68,510           78,004             566

   Equity Index Fund...............................    43,808              --           43,808           3,598

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      DISTRIBUTIONS PAID FROM:
                                                     ---------------------------
                                                        NET             NET             TOTAL        DISTRIBUTIONS
                                                     INVESTMENT      LONG TERM      DISTRIBUTIONS     PAYABLE AT
   FUND                                                INCOME      CAPITAL GAINS        PAID         JUNE 30, 2005
   ----                                              ----------    -------------    -------------    -------------
   International Equity Index Fund.................   $16,825        $     --         $ 16,825          $   --

   Large Cap Growth Fund...........................     4,997              --            4,997             286

   Large Cap Value Fund............................    22,224              --           22,224           4,054

   Market Expansion Index Fund.....................     3,407           8,196           11,603           1,139

   Multi-Cap Market Neutral Fund...................    13,377             869           14,246              --

   Small Cap Growth Fund...........................        --          21,430           21,430              --

   Small Cap Value Fund............................     4,007          90,317           94,324           1,700

   The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                        DISTRIBUTIONS PAID FROM:
                                       ---------------------------
                                          NET             NET                           TOTAL        DISTRIBUTIONS
                                       INVESTMENT      LONG TERM      TAX RETURN    DISTRIBUTIONS     PAYABLE AT
   FUND                                  INCOME      CAPITAL GAINS    OF CAPITAL        PAID         JUNE 30, 2004
   ----                                ----------    -------------    ----------    -------------    -------------
   Diversified Mid Cap Fund..........   $   878         $    97        $    --         $   975          $   --

   Equity Income Fund................     6,576          16,539         (1,564)         21,551             417

   Equity Index Fund.................    32,274              --             --          32,274           7,781

   International Equity Index Fund...     8,221              --             --           8,221              --

   Large Cap Value Fund..............    15,539              --             --          15,539           4,784

   Market Expansion Index Fund.......       748              --             --             748             374

   Multi-Cap Market Neutral Fund.....     1,402              --             --           1,402              --

   Small Cap Value Fund..............     2,790              --             --           2,790             101

   At June 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                            CURRENT DISTRIBUTABLE
                                                                              LONG-TERM CAPITAL
                                                             CURRENT          GAIN OR TAX BASIS        UNREALIZED
                                                          DISTRIBUTABLE         CAPITAL LOSS          APPRECIATION
   FUND                                                  ORDINARY INCOME          CARRYOVER          (DEPRECIATION)
   ----                                                  ---------------    ---------------------    --------------
   Diversified Mid Cap Fund............................      $28,139              $171,872              $105,773

   Diversified Mid Cap Growth Fund.....................           --                79,890               274,889

   Diversified Mid Cap Value Fund......................       15,671               207,941               269,427

   Equity Income Fund..................................        1,361                81,402               132,861

   Equity Index Fund...................................        4,347                    --               724,429

   International Equity Index Fund.....................       15,909                    --               247,363

   Large Cap Growth Fund...............................          180                    --               261,161

   Large Cap Value Fund................................        4,499                16,881               128,161

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

 164

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                            CURRENT DISTRIBUTABLE
                                                                              LONG-TERM CAPITAL
                                                             CURRENT          GAIN OR TAX BASIS        UNREALIZED
                                                          DISTRIBUTABLE         CAPITAL LOSS          APPRECIATION
   FUND                                                  ORDINARY INCOME          CARRYOVER          (DEPRECIATION)
   ----                                                  ---------------    ---------------------    --------------
   Market Expansion Index Fund.........................      $13,447              $ 23,551              $108,242

   Multi-Cap Market Neutral Fund.......................        8,994                28,617               110,233

   Small Cap Growth Fund...............................           --                97,893                69,821

   Small Cap Value Fund................................        8,313               113,678               138,839

   Technology Fund.....................................           --                    --                (1,793)

   For International Equity Index Fund the difference between book and tax basis unrealized appreciation/depreciation is primarily attributed to wash sale loss deferrals and accumulated PFIC mark to market. For Diversified Mid Cap Value Fund, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals. For Diversified Mid Cap Fund, Equity Index Fund, Large Cap Growth Fund and Small Cap Growth Fund the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to in kind redemptions. For Equity Income Fund, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals. For Multi-Cap Market Neutral Fund, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals. For Small Cap Value Fund, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals.

   As of June 30, 2005, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                           EXPIRES
                              -----------------------------------------------------------------
                               2009        2010        2011       2012       2013       TOTAL
                              -------    --------    --------    -------    -------    --------
   Equity Income Fund*......  $    --    $  6,622    $     --    $    --    $    --    $  6,622
   Equity Index Fund........   26,844      55,761     103,547     12,693     17,265     216,110
   International Equity
     Index Fund.............       --       2,276      19,744     12,113         --      34,133
   Large Cap Growth Fund*...       --     337,591     335,181        897         --     673,669
   Small Cap Growth Fund*...       46       2,541          --         --         --       2,587
   Technology Fund..........       --      12,215      10,717      8,131      3,996      35,059
   * As a result of the tax-free transfer of assets from the acquired fund, certain capital loss carryforwards listed above may be limited.

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2005, the Funds deferred to July 1, 2004 post October capital losses of (amounts in thousands):

                                                                   CAPITAL LOSSES
                                                                   --------------
   International Equity Index Fund.............................           12
   Technology Fund.............................................        4,006

6. BORROWINGS

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility") The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

   In addition, effective November 23, 2004, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   Prior to November 23, 2004, the Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings were payable at a rate determined by State Street at the time of borrowing. This agreement was terminated as of November 23, 2004.

                                                                                NUMBER OF
                                                                  AVERAGE         DAYS        INTEREST
   FUND                                                          BORROWINGS    OUTSTANDING      PAID
   ----                                                          ----------    -----------    --------
   Diversified Mid Cap Fund....................................   $ 1,657          13           $  1

   Diversified Mid Cap Growth Fund.............................     5,919           7              3

   Diversified Mid Cap Value Fund..............................    18,787           4              5

   Equity Income Fund..........................................       437           2             --(h)

   Equity Index Fund...........................................    12,058          10              8

   International Equity Index Fund.............................    26,110           8             14

   Large Cap Growth Fund.......................................    45,631          10             32

   Large Cap Value Fund........................................     1,576           1             --(h)

   Market Expansion Index Fund.................................       959           5             --(h)

   Small Cap Growth Fund.......................................     7,257          16              4

   Technology Fund.............................................       511           2             --(h)

   ---------------
   (h) Amount rounds to less than $1,000.

   As of June 30, 2005, no funds had outstanding borrowings from another fund or from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

   The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

   As of June 30, 2005, substantially all of the International Equity Index Fund's net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. As of June 30, 2005, the International Equity Index Fund invested approximately 23.0 % of its respective portfolio in issuers in Japan. As of June 30, 2005, the Technology Fund invested approximately 27.6 % of its respective portfolio in software.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

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JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. LEGAL MATTERS

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five-year period commencing September 2004. In addition, the Advisor has agreed to undertakings relating to and has commenced implementation of among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Advisor, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. These lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made. The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   On April 11, 2005, the West Virginia Attorney General filed a lawsuit against the Advisor, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. This lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

   The above lawsuits are ongoing and accordingly, an estimate of the financial impact of these actions cannot currently be made. The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

   As noted above, the settlement agreement with the NYAG requires the Advisor to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between the Advisor and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by the Advisor and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that the Advisor and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009. The Reduced Rate Funds contained in this semi-annual report are the Equity Income Fund, Equity Index Fund and the Large Cap Value Fund and the Reduced Rate was implemented September 27, 2004.

9. BUSINESS COMBINATIONS

   On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and on August 19, 2004, the Board of Trustees of the J.P. Morgan Funds, each approved management's proposal to merge JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunity Fund (the "Target Funds") into One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, respectively.

   After shareholder approval was obtained, the merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

   The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
   TARGET FUND                                        -----------    ----------    ---------    ------------
   JPMorgan Equity Income Fund                                                                    $ 12,535

   Class A                                              569          $   18,431     $32.37

   Class B                                              236          $    7,621     $32.33

   Class C                                              109          $    3,534     $32.30

   Select Class                                       1,095          $   35,445     $32.37

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

 168

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
   ACQUIRING FUND                                     -----------    ----------    ---------    ------------
   One Group Equity Income Fund.....................                                              $152,293

   Class A..........................................     6,215       $   95,757     $15.41

   Class B..........................................     3,937       $   60,478     $15.36

   Class C..........................................       284       $    4,362     $15.36

   Class I..........................................    20,836       $  322,563     $15.48

   POST REORGANIZATION

   JPMorgan Equity Income Fund......................                                              $164,828

   Class A..........................................     7,411       $  114,188     $15.41

   Class B..........................................     4,434       $   68,099     $15.36

   Class C..........................................       514       $    7,896     $15.36

   Select Class.....................................    23,125       $  358,008     $15.48

                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   TARGET FUND

   JPMorgan Equity Growth Fund......................                                              $  3,228

   Class A..........................................       531       $   14,694     $27.65

   Class B..........................................       254       $    6,831     $26.86

   Class C..........................................        28       $      755     $26.84

   Select Class.....................................       908       $   25,562     $28.16

                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   ACQUIRING FUND

   One Group Large Cap Growth Fund..................                                              $288,347

   Class A..........................................    15,923       $  236,848     $14.88

   Class B..........................................    18,059       $  247,422     $13.70

   Class C..........................................       966       $   13,132     $13.58

   Class I..........................................    86,413       $1,263,817     $14.63

   POST REORGANIZATION

   JPMorgan Large Cap Growth Fund...................                                              $291,575

   Class A..........................................    16,910       $  251,542     $14.88

   Class B..........................................    18,558       $  254,253     $13.70

   Class C..........................................     1,022       $   13,887     $13.58

   Select Class.....................................    88,160       $1,289,379     $14.63

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005
Continued

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   TARGET FUND

   JPMorgan Small Cap Growth Fund...................                                              $    863

   Class A..........................................       176       $    1,524     $ 8.64

   Select Class.....................................       106       $      938     $ 8.82

   Institutional Class..............................       406       $    3,614     $ 8.91

   JPMorgan U.S. Small Company Opportunities Fund...                                              $    801

   Select Class.....................................       594       $    6,200     $10.43

                                                                                   NET ASSET
                                                                                     VALUE          NET
                                                        SHARES                        PER        UNREALIZED
                                                      OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                      -----------    ----------    ---------    ------------
   ACQUIRING FUND

   One Group Small Cap Growth Fund..................                                              $ 70,105

   Class A..........................................     7,899       $   97,614     $12.36

   Class B..........................................     2,866       $   32,574     $11.36

   Class C..........................................     1,075       $   12,492     $11.62

   Class I..........................................    41,055       $  516,120     $12.57

   POST REORGANIZATION

   JPMorgan Small Cap Growth Fund...................                                              $ 71,769

   Class A..........................................     8,023       $   99,138     $12.36

   Class B..........................................     2,866       $   32,574     $11.36

   Class C..........................................     1,075       $   12,492     $11.62

   Select Class.....................................    41,622       $  523,258     $12.57

   Institutional Class..............................       288       $    3,614     $12.57

10. TRANSFERS-IN-KIND

   For the period ended June 30, 2005, certain shareholders of the Funds redeemed Select Class shares and the Funds paid the redemption proceeds primarily by means of a redemption in-kind of the Funds' portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred on the dates, at the

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 170

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   market values listed, and gains for book purposes which resulted from the redemptions in-kind are listed below (amounts in thousands):

                                                                          REALIZED
   FUND                                        DATE       MARKET VALUE     GAINS             TYPE
   ----                                     ----------    ------------    --------    ------------------
   Small Cap Growth Fund..................  01/21/2005      $ 55,096      $ 10,785    Redemption in-kind

   Small Cap Value Fund...................  02/01/2005      $140,566      $ 44,416    Redemption in-kind

   Diversified Mid Cap Fund...............  01/20/2005      $ 92,369      $ 15,028    Redemption in-kind

   Diversified Mid Cap Growth Fund........  01/20/2005      $239,349      $ 56,328    Redemption in-kind

   Diversified Mid Cap Value Fund.........  01/20/2005      $256,774      $ 69,816    Redemption in-kind

   Large-Cap Growth Fund..................  01/20/2005      $262,457      $ 80,613    Redemption in-kind

   Large-Cap Value Fund...................  01/20/2005      $293,682      $ 64,933    Redemption in-kind

   Equity Index Fund......................  12/16/2004      $987,815      $418,657    Redemption in-kind

11. SUBSEQUENT EVENTS

   As of the close of business on August 15, 2005, the Diversified Mid Cap Value Fund will be publicly offered on a limited basis. Investors will not be eligible to purchase shares of the Fund unless they meet certain requirements.

   On July 29, 2005, Diversified Mid Cap Fund changed its name to Intrepid Mid Cap Fund.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Trust II

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of, JPMorgan Diversified Mid Cap Fund, JPMorgan Diversified Mid Cap Growth Fund, JPMorgan Diversified Mid Cap Value Fund, JPMorgan Equity Income Fund, JPMorgan Equity Index Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Cap Value Fund, JPMorgan International Equity Index Fund, JPMorgan Market Expansion Index Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund and JPMorgan Technology Fund (hereafter collectively referred to as the "Funds") at June 30, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 18, 2005

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 172

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                            FUND COMPLEX
POSITIONS WITH                   PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)                 DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
--------------------------   ------------------------------   ------------------   ------------------------------
INDEPENDENT TRUSTEES


William J. Armstrong         Retired; Vice President &               114           None.
(1941); Trustee of Trust     Treasurer of Ingersoll-Rand
since 2005; Trustee of       Company (manufacturer of
heritage JPMorgan Funds      industrial equipment)
since 1987.                  (1972-2000).


Roland R. Eppley, Jr.        Retired; President & Chief              114           Director, Janel Hydro, Inc.
(1932); Trustee of Trust     Executive Officer, Eastern                            (automotive) (1993-present).
since 2005; Trustee of       Sales Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn (1947);         President and Chief Executive           113*          Director, Cardinal Health, Inc
Trustee of Trust since       Officer of Gardner, Inc.                              (CAH) (1994-present).
2005; Trustee of heritage    (wholesale distributor to
One Group Mutual Funds       outdoor power equipment
since 1998.                  industry) (1979-present).


Dr. Matthew Goldstein        Chancellor of the City                  114           Trustee of Bronx-Lebanon
(1941); Trustee of Trust     University                                            Hospital Center
since 2005; Trustee of       of New York (1999-present);                           (1992-present); Director of
heritage JPMorgan Funds      President, Adelphi University                         New Plan Excel Realty Trust,
since 2003.                  (New York) (1998-1999).                               Inc. (real estate investment
                                                                                   trust) (2000- present);
                                                                                   Director of Lincoln Center
                                                                                   Institute for the Arts in
                                                                                   Education (1999-present).


Robert J. Higgins (1945);    Retired; Director of                    114           Director of Providian
Trustee of Trust since       Administration of the State of                        Financial Corp. (banking)
2005; Trustee of heritage    Rhode Island (2003-2004);                             (2002-present).
JPMorgan Funds since 2002.   President - Consumer Banking
                             and Investment Services, Fleet
                             Boston Financial (1971-2001).


Peter C. Marshall (1942);    Self-employed business                  113*          None.
Trustee of Trust since       consultant (2002-present);
2005; Trustee of heritage    Senior Vice President, W.D.
One Group Mutual Funds       Hoard, Inc. (corporate parent
since 1985.                  of DCI Marketing, Inc.)
                             (2000-2002); President, DCI
                             Marketing, Inc. (1992-2000).


Marilyn McCoy (1948);        Vice President of                       113*          Director, Mather LifeWays
Trustee of Trust since       Administration and Planning,                          (1994- present); Director,
2005; Trustee of heritage    Northwestern University                               Carleton College
One Group Mutual Funds       (1985-present).                                       (2003-present).
since 1999.


William G. Morton, Jr.       Retired; Chairman Emeritus              114           Director of Radio Shack
(1937); Trustee of Trust     (2001- 2002), and Chairman and                        Corporation (electronics)
since 2005; Trustee of       Chief Executive Officer,                              (1987- present); Director of
heritage JPMorgan Funds      Boston Stock Exchange                                 The National Football
since 2003.                  (1985-2001).                                          Foundation and College Hall of
                                                                                   Fame (1994-present); Trustee
                                                                                   of the Berklee College of
                                                                                   Music (1998-present); Trustee
                                                                                   of
                                                                                   the Stratton Mountain School
                                                                                   (2001-present).


JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                            FUND COMPLEX
POSITIONS WITH                   PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)                 DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
--------------------------   ------------------------------   ------------------   ------------------------------
Robert A. Oden, Jr.          President, Carleton College             113*          Director, American University
(1946);                      (2002-present); President,                            in
Trustee of Trust since       Kenyon College (1995-2002).                           Cairo.
2005; Trustee of heritage
One Group Mutual Funds
since 1997.


Fergus Reid, III (1932);     Chairman of Lumelite                    114           Trustee of Morgan Stanley
Trustee of Trust             Corporation (plastics                                 Funds (209 portfolios)
(Chairman) since 2005;       manufacturing) (2003-                                 (1995-present).
Trustee (Chairman) of        present); Chairman and Chief
heritage JPMorgan Funds      Executive Officer of Lumelite
since 1987.                  Corporation (1985-2002).


Frederick W. Ruebeck         Advisor, Jerome P. Green &              113*          Director, AMS Group (2001-
(1939); Trustee of Trust     Associates, LLC                                       present); Director, Wabash
since 2005; Trustee of       (broker-dealer)                                       College (1988-present);
heritage One Group Mutual    (2002-present); Investment                            Trustee, Seabury-Western
Funds since 1990.            Officer, Wabash College                               Theological Seminary
                             (2004-present); self-employed                         (1993-present); Chairman,
                             consultant (January                                   Indianapolis Symphony
                             2000-present); Director of                            Orchestra Foundation (1994-
                             Investments, Eli Lilly and                            present).
                             Company (1988-1999).


James J. Schonbachler        Retired; Managing Director of           114           None.
(1943); Trustee of Trust     Bankers Trust Company
since 2005; Trustee of       (financial services)
heritage JPMorgan Funds      (1968-1998).
since 2001.

INTERESTED TRUSTEE


Leonard M. Spalding, Jr.**   Retired; Chief Executive                114           None.
(1935); Trustee of Trust     Officer of Chase Mutual Funds
since 2005; Trustee of       (investment company)
heritage JPMorgan Funds      (1989-1998); President & Chief
since 1998.                  Executive Officer of Vista
                             Capital Management (investment
                             management) (1990-1998); Chief
                             Investment Executive of Chase
                             Manhattan Private Bank
                             (investment management)
                             (1990-1998).

------------
 (1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 174

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE FUND (SINCE)                                   DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and      was head of Fund Administration - Pooled Vehicles from 2000
Chief Compliance Officer       to 2004. Mr. Ungerman held a number of positions in
(2005)                         Prudential Financial's asset management business prior to
                               2000.

Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.


JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE FUND (SINCE)                                   DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
Assistant Treasurer (2005)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 176

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
DIVERSIFIED MID CAP
  Class A        Actual......................................      $1,000            $1,069            $6.31            1.23%
                 Hypothetical................................      $1,000            $1,019            $6.16            1.23%
  Class B        Actual......................................      $1,000            $1,066            $9.43            1.84%
                 Hypothetical................................      $1,000            $1,016            $9.20            1.84%
  Class C        Actual......................................      $1,000            $1,066            $9.43            1.84%
                 Hypothetical................................      $1,000            $1,016            $9.20            1.84%
  Select Class   Actual......................................      $1,000            $1,070            $5.03            0.98%
                 Hypothetical................................      $1,000            $1,020            $4.91            0.98%
  Ultra          Actual*.....................................      $1,000            $1,068            $4.06            1.11%
                 Hypothetical**..............................      $1,000            $1,021            $5.56            1.11%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of the Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
DIVERSIFIED MID CAP GROWTH
  Class A        Actual......................................      $1,000            $1,029            $6.24            1.24%
                 Hypothetical................................      $1,000            $1,019            $6.21            1.24%
  Class B        Actual......................................      $1,000            $1,026            $9.65            1.92%
                 Hypothetical................................      $1,000            $1,015            $9.59            1.92%
  Class C        Actual......................................      $1,000            $1,026            $9.64            1.92%
                 Hypothetical................................      $1,000            $1,015            $9.59            1.92%
  Select Class   Actual......................................      $1,000            $1,030            $4.98            0.99%
                 Hypothetical................................      $1,000            $1,020            $4.96            0.99%
  Ultra          Actual*.....................................      $1,000            $1,045            $4.48            1.24%
                 Hypothetical**..............................      $1,000            $1,021            $6.21            1.24%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of the Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 178

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
DIVERSIFIED MID CAP VALUE
  Class A        Actual......................................      $1,000            $1,054            $6.26            1.23%
                 Hypothetical................................      $1,000            $1,019            $6.16            1.23%
  Class B        Actual......................................      $1,000            $1,051            $9.46            1.86%
                 Hypothetical................................      $1,000            $1,016            $9.30            1.86%
  Class C        Actual......................................      $1,000            $1,051            $9.41            1.85%
                 Hypothetical................................      $1,000            $1,016            $9.25            1.85%
  Select Class   Actual......................................      $1,000            $1,056            $4.99            0.98%
                 Hypothetical................................      $1,000            $1,020            $4.91            0.98%
  Ultra          Actual*.....................................      $1,000            $1,063            $4.15            1.14%
                 Hypothetical**..............................      $1,000            $1,021            $5.71            1.14%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of the Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
EQUITY INCOME
  Class A        Actual......................................      $1,000            $1,033            $5.44            1.08%
                 Hypothetical................................      $1,000            $1,020            $5.41            1.08%
  Class B        Actual......................................      $1,000            $1,029            $8.30            1.65%
                 Hypothetical................................      $1,000            $1,017            $8.25            1.65%
  Class C        Actual......................................      $1,000            $1,030            $8.15            1.62%
                 Hypothetical................................      $1,000            $1,017            $8.10            1.62%
  Select Class   Actual......................................      $1,000            $1,034            $4.19            0.83%
                 Hypothetical................................      $1,000            $1,021            $4.16            0.83%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 180

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
EQUITY INDEX
  Class A        Actual......................................      $1,000            $  990            $2.37            0.48%
                 Hypothetical................................      $1,000            $1,023            $2.41            0.48%
  Class B        Actual......................................      $1,000            $  986            $6.06            1.23%
                 Hypothetical................................      $1,000            $1,019            $6.16            1.23%
  Class C        Actual......................................      $1,000            $  986            $6.06            1.23%
                 Hypothetical................................      $1,000            $1,019            $6.16            1.23%
  Select Class   Actual......................................      $1,000            $  991            $1.14            0.23%
                 Hypothetical................................      $1,000            $1,024            $1.15            0.23%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
INTERNATIONAL EQUITY INDEX
  Class A        Actual......................................      $1,000            $  980            $5.30            1.08%
                 Hypothetical................................      $1,000            $1,020            $5.41            1.08%
  Class B        Actual......................................      $1,000            $  976            $8.87            1.81%
                 Hypothetical................................      $1,000            $1,016            $9.05            1.81%
  Class C        Actual......................................      $1,000            $  977            $8.87            1.81%
                 Hypothetical................................      $1,000            $1,016            $9.05            1.81%
  Select Class   Actual......................................      $1,000            $  981            $4.08            0.83%
                 Hypothetical................................      $1,000            $1,021            $4.16            0.83%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 182

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
LARGE CAP GROWTH
  Class A        Actual......................................      $1,000            $  968            $6.05            1.24%
                 Hypothetical................................      $1,000            $1,019            $6.21            1.24%
  Class B        Actual......................................      $1,000            $  965            $8.92            1.83%
                 Hypothetical................................      $1,000            $1,016            $9.15            1.83%
  Class C        Actual......................................      $1,000            $  965            $8.92            1.83%
                 Hypothetical................................      $1,000            $1,016            $9.15            1.83%
  Select Class   Actual......................................      $1,000            $  969            $4.88            1.00%
                 Hypothetical................................      $1,000            $1,020            $5.01            1.00%
  Ultra          Actual*.....................................      $1,000            $1,021            $3.75            1.05%
                 Hypothetical**..............................      $1,000            $1,020            $5.26            1.05%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of the Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
LARGE CAP VALUE
  Class A        Actual......................................      $1,000            $  998            $5.05            1.02%
                 Hypothetical................................      $1,000            $1,020            $5.11            1.02%
  Class B        Actual......................................      $1,000            $  995            $7.91            1.60%
                 Hypothetical................................      $1,000            $1,017            $8.00            1.60%
  Class C        Actual......................................      $1,000            $  995            $7.91            1.60%
                 Hypothetical................................      $1,000            $1,017            $8.00            1.60%
  Select Class   Actual......................................      $1,000            $  999            $3.82            0.77%
                 Hypothetical................................      $1,000            $1,021            $3.86            0.77%
  Ultra          Actual*.....................................      $1,000            $1,017            $2.67            0.75%
                 Hypothetical**..............................      $1,000            $1,021            $3.76            0.75%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of the Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 184

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
MARKET EXPANSION INDEX
  Class A        Actual......................................      $1,000            $1,038            $3.89            0.77%
                 Hypothetical................................      $1,000            $1,021            $3.86            0.77%
  Class B        Actual......................................      $1,000            $1,035            $7.11            1.41%
                 Hypothetical................................      $1,000            $1,018            $7.05            1.41%
  Class C        Actual......................................      $1,000            $1,034            $7.11            1.41%
                 Hypothetical................................      $1,000            $1,018            $7.05            1.41%
  Select Class   Actual......................................      $1,000            $1,039            $2.63            0.52%
                 Hypothetical................................      $1,000            $1,022            $2.61            0.52%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
MULTI-CAP MARKET NEUTRAL
  Class A        Actual......................................      $1,000            $1,037           $ 7.58            1.50%
                 Hypothetical................................      $1,000            $1,018           $ 7.50            1.50%
  Class B        Actual......................................      $1,000            $1,034           $11.34            2.25%
                 Hypothetical................................      $1,000            $1,014           $11.23            2.25%
  Class C        Actual......................................      $1,000            $1,035           $11.35            2.25%
                 Hypothetical................................      $1,000            $1,014           $11.23            2.25%
  Select Class   Actual......................................      $1,000            $1,039           $ 6.32            1.25%
                 Hypothetical................................      $1,000            $1,019           $ 6.26            1.25%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 186

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                        ENDING        EXPENSES PAID
                                                                     BEGINNING          ACCOUNT       DURING PERIOD
                                                                  ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                                  JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                                  ---------------    -------------    -------------    -------------
SMALL CAP GROWTH
  Class A               Actual..................................      $1,000            $  981            $6.14            1.25%
                        Hypothetical............................      $1,000            $1,019            $6.26            1.25%
  Class B               Actual..................................      $1,000            $  979            $9.27            1.89%
                        Hypothetical............................      $1,000            $1,016            $9.45            1.89%
  Class C               Actual..................................      $1,000            $  978            $9.27            1.89%
                        Hypothetical............................      $1,000            $1,016            $9.45            1.89%
  Select Class          Actual..................................      $1,000            $  982            $4.92            1.00%
                        Hypothetical............................      $1,000            $1,020            $5.01            1.00%
  Institutional Class   Actual*.................................      $1,000            $1,016            $4.24            1.19%
                        Hypothetical**..........................      $1,000            $1,021            $5.96            1.19%

------------

 * Beginning account value as of February 19, 2005 (commencement of offering of the Institutional Class Shares) and expenses paid during the period from February 19, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
SMALL CAP VALUE
  Class A        Actual......................................      $1,000            $1,015            $6.25            1.25%
                 Hypothetical................................      $1,000            $1,019            $6.26            1.25%
  Class B        Actual......................................      $1,000            $1,012            $9.33            1.87%
                 Hypothetical................................      $1,000            $1,016            $9.35            1.87%
  Class C        Actual......................................      $1,000            $1,012            $9.33            1.87%
                 Hypothetical................................      $1,000            $1,016            $9.35            1.87%
  Select Class   Actual......................................      $1,000            $1,016            $5.00            1.00%
                 Hypothetical................................      $1,000            $1,020            $5.01            1.00%
  Ultra          Actual*.....................................      $1,000            $1,042            $4.15            1.15%
                 Hypothetical**..............................      $1,000            $1,021            $5.76            1.15%

------------

 * Beginning account value as of February 22, 2005 (commencement of offering of the Ultra Shares) and expenses paid during the period from February 22, 2005 through June 30, 2005.

** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 188

JPMORGAN EQUITY FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2004, and continued to hold your shares at the end of the reporting period, February 28, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                     ENDING        EXPENSES PAID
                                                                  BEGINNING          ACCOUNT       DURING PERIOD
                                                               ACCOUNT VALUE,        VALUE,        JANUARY 1, TO     ANNUALIZED
                                                               JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005    EXPENSE RATIO
                                                               ---------------    -------------    -------------    -------------
TECHNOLOGY
  Class A        Actual......................................      $1,000            $  939           $ 7.45            1.55%
                 Hypothetical................................      $1,000            $1,017           $ 7.75            1.55%
  Class B        Actual......................................      $1,000            $  937           $11.05            2.30%
                 Hypothetical                                      $1,000            $1,014           $11.48            2.30%
  Class C        Actual......................................      $1,000            $  937           $11.05            2.30%
                 Hypothetical................................      $1,000            $1,014           $11.48            2.30%
  Select Class   Actual......................................      $1,000            $  942           $ 6.26            1.30%
                 Hypothetical................................      $1,000            $1,019           $ 6.51            1.30%

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

TAX LETTER
(UNAUDITED)

DIVERSIFIED MID CAP FUND
DIVERSIFIED MID CAP GROWTH FUND
DIVERSIFIED MID CAP VALUE FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
INTERNATIONAL EQUITY INDEX FUND
LARGE CAP GROWTH FUND
LARGE CAP VALUE FUND
MARKET EXPANSION INDEX FUND
MULTI-CAP MARKET NEUTRAL FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
TECHNOLOGY FUND

Certain tax information for the JPMorgan Equity Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

FUNDS WITH DIVIDENDS RECEIVED DEDUCTIONS (DRD)
The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate shareholders for the fiscal year ended June 30, 2005:

                                                               DIVIDEND
                                                               RECEIVED
                                                               DEDUCTION
                                                               ---------
Diversified Mid Cap Fund....................................     32.08%
Diversified Mid Cap Value Fund..............................     91.68%
Equity Income Fund..........................................    100.00%
Equity Index Fund...........................................    100.00%
Large Cap Growth Fund.......................................    100.00%
Large Cap Value Fund........................................    100.00%
Market Expansion Index Fund.................................     53.46%
Multi-Cap Market Neutral Fund...............................     26.00%
Small Cap Value Fund........................................    100.00%

FUNDS WITH LONG TERM CAPITAL GAIN DESIGNATION
Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended June 30, 2005 (amounts in thousands):

                                                                   LONG-TERM
                                                                  CAPITAL GAIN
                                                               DISTRIBUTION - 20%
                                                               ------------------
Diversified Mid Cap Fund....................................       $ 236,356
Diversified Mid Cap Value Fund..............................       $ 300,133
Equity Income Fund..........................................       $ 140,166
Market Expansion Index Fund.................................       $   8,556
Multi-Cap Market Neutral Fund...............................       $     869
Small Cap Growth Fund.......................................       $ 119,303
Small Cap Value Fund........................................       $ 147,958

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

 190

JPMORGAN EQUITY FUNDS
--------------------------------------------------------------------------------

TAX LETTER, CONTINUED
(UNAUDITED)

FUNDS WITH FOREIGN SOURCE INCOME AND FOREIGN TAX CREDIT PASS THROUGH
For the fiscal year ended June 30, 2005, the Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Gross income and foreign tax expenses are as follows (amounts in thousands):

                                                                        FOREIGN TAX
                                                               GROSS        PASS
                                                              INCOME      THROUGH
                                                              -------   ------------
International Equity Index Fund.............................  $26,843      $1,792

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in June 2005. These shareholders will receive more detailed information along with 2005 Form 1099-DIV.

For the fiscal year ended June 30, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

Diversified Mid Cap Fund....................................   $ 1,946
Diversified Mid Cap Value Fund..............................    13,802
Equity Income Fund..........................................     9,643
Equity Index Fund...........................................    39,625
International Equity Index Fund.............................    16,825
Large Cap Growth Fund.......................................     5,283
Large Cap Value Fund........................................    21,494
Market Expansion Index Fund.................................     3,587
Small Cap Value Fund........................................     5,607

JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

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JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

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JPMORGAN FUNDS              EQUITY FUNDS ANNUAL REPORT             June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.




                                                        [JPMORGAN LOGO]
TOG-F-038-AN (8/05)                                     ASSET MANAGEMENT

                          ANNUAL REPORT JUNE 30, 2005




                                 JPMorgan Funds





                                    INVESTOR
                                     FUNDS


                        Investor Balanced Fund
                        Investor Conservative Growth Fund
                        Investor Growth Fund
                        Investor Growth & Income Fund



                                                                [JPMORGAN LOGO]
                                                                Asset Management

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Performance Review ...............................    3

Schedules of Portfolio Investments .........................    8

Statements of Assets and Liabilities .......................   12

Statements of Operations ...................................   13

Statements of Changes in Net Assets ........................   14

Financial Highlights .......................................   18

Notes to Financial Statements ..............................   26

Report of Independent Registered Public Accounting Firm ....   34

Trustees ...................................................   35

Officers ...................................................   37

Shareholder Expense Examples ...............................   39
Tax Letter .................................................   41

HIGHLIGHTS

- U.S. equities experienced volatility over the twelve-month period

- Interest rate increases and rising oil prices were mainstays in economic news

- Investors felt more encouraged about the FOMC tightening cycle toward the end of the period

- Mid- and small-capitalization stocks outperformed their large-capitalization counterparts

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Investor Funds. Inside, you'll find information detailing the performance of the Funds for the twelve months ended June 30, 2005, along with a report from the portfolio managers.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25 basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk-taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE
The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

WHAT WERE THE FUNDS' TOTAL RETURNS?
For the twelve-month period ended June 30, 2005, the Funds posted the following returns (Select Class Share). The JPMorgan Investor Balanced Fund had a total return of 7.53%, compared with a 7.23% return for the S&P SuperComposite 1500 Index and a 5.40% return for the Lehman Brothers Intermediate Aggregate Bond Index. The JPMorgan Investor Conservative Growth Fund had a total return of 6.33%, compared with a 5.40% return of its primary benchmark, the Lehman Brothers Intermediate Aggregate Bond Index. The JPMorgan Investor Growth Fund had a total return of 8.07%, compared with a 7.23% return of its primary benchmark, the S&P SuperComposite 1500 Index. The JPMorgan Investor Growth & Income Fund had a total return of 7.73%, compared with a 7.23% return of its primary benchmark, the S&P SuperComposite 1500 Index.

WHAT SHOULD SHAREHOLDERS UNDERSTAND ABOUT THE CLIMATE FOR THE FINANCIAL MARKETS? Largely due to a strong fourth quarter in calendar 2004, stocks, as measured by the S&P 500 Index, ended the period on a positive note. Rising oil prices, the Federal Reserve's tightening policy, and the threat of rising inflation weighed on the U.S. stock market during the first six months of 2005. Equity investors found refuge among small- and mid-cap stocks, which significantly outperformed the S&P 500 Index for the twelve-month period. The Fed raised rates nine-consecutive times during the period, which pushed up yields on short-term bonds. Expectations for slow growth, combined with strong demand from foreign investors, caused rates on longer-term bonds to decline.

WHAT WERE YOUR ASSET ALLOCATION STRATEGIES?
The Investor Funds finished the period with the following allocations:

- JPMorgan Investor Balanced Fund: 45% equity funds, 39% fixed-income funds and 16% alternative investments (e.g., equity funds or fixed-income funds that invest in high-yield, market neutral and real estate investment trusts [REITs])
- JPMorgan Investor Conservative Growth Fund: 25% equity funds, 60% fixed-income funds and 15% alternative investments (e.g., equity funds or fixed-income funds that invest in high-yield, market neutral and REITs)
- JPMorgan Investor Growth Fund: 84% equity funds, 4% fixed-income funds and 12% alternative investments (e.g., equity funds or fixed-income funds that invest in high-yield, market neutral and REITs)
- JPMorgan Investor Growth & Income Fund: 65% equity funds, 19% fixed-income funds and 16% alternative investments (e.g., equity funds or fixed-income funds that invest in high-yield, market neutral and REITs)

Within each asset class, the underlying funds in which the Investor Funds invest, were broadly diversified among large-, mid-, and small-cap stocks along with international growth and value stocks and investment-grade bonds. In addition, the underlying funds in which the Investor Funds invest, were diversified in alternative investments, including high-yield bonds, market neutral strategies and REITs.

HOW DID YOUR ASSET ALLOCATION STRATEGIES ADD VALUE?
The Funds' strategy mix was overweighted in funds that invest in mid-cap stocks and high-yield bonds, relative to the major market indexes and the benchmarks, which helped performance. Mid-cap stocks outperformed large-cap stocks, and high-yield bonds outperformed investment-grade securities for the twelve-month period. We feel that our strategic asset allocation decisions added value to each of the Investor Funds.

WHAT IS YOUR STRATEGY FOR THE FUNDS?
Effective February 19, 2005, the Funds' investment objectives changed, allowing the Funds to invest in JPMorgan Funds, as well as former One Group Funds. The JPMorgan Investor Balanced Fund's current allocation strategy is to achieve a long-term, risk-return profile similar to a fund that invests equally in equity and fixed-income securities. The JPMorgan Investor Conservative Growth Fund's current allocation strategy is to achieve a long-term, risk-return profile similar to a fund that predominantly invests in fixed-income securities and moderately in equity securities. The current allocation strategies for the JPMorgan Investor Growth and JPMorgan Investor Growth & Income Funds are to achieve a long-term, risk-return profile similar to a fund that predominantly invests in equity securities and moderately in fixed-income securities.

Looking ahead, our bias is to increase exposure to alternative investments, such as high yield, market neutral and REITs to minimize each Fund's downside risk while preserving return potential.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTOR BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW
                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                            12/10/96
    Without Sales Charge                                            7.27%       3.17%         6.70%
    With Sales Charge*                                              1.65%       2.07%         6.03%
--------------------------------------------------------------------------------------------------------
  Class B                                            12/10/96
    Without CDSC                                                    6.56%       2.41%         6.00%
    With CDSC**                                                     1.56%       2.06%         6.00%
--------------------------------------------------------------------------------------------------------
  Class C                                              7/1/97
    Without CDSC                                                    6.53%       2.41%         5.94%
    With CDSC***                                                    5.53%       2.41%         5.94%
--------------------------------------------------------------------------------------------------------
  Select Class                                       12/10/96       7.53%       3.42%         6.98%
--------------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                     LEHMAN BROTHERS
                                                      INTERMEDIATE                                 S&P
                                                     AGGREGATE BOND                          SUPERCOMPOSITE
                                  SELECT CLASS            INDEX         LIPPER MIX INDEX       1500 INDEX
                                  ------------       ---------------    ----------------     ------------
12/96                              1000000.00          1000000.00          1000000.00          1000000.00
6/97                               1084750.00          1032320.00          1075400.00          1194460.00
6/98                               1269510.00          1122050.00          1242910.00          1545640.00
6/99                               1411250.00          1168390.00          1344870.00          1875430.00
6/00                               1505720.00          1221680.00          1497580.00          2027540.00
6/01                               1495290.00          1358380.00          1509650.00          1768610.00
6/02                               1422140.00          1475900.00          1443540.00          1476760.00
6/03                               1487140.00          1604700.00          1509710.00          1477480.00
6/04                               1656700.00          1618350.00          1667000.00          1778890.00
6/05                               1781220.00          1705670.00          1778020.00          1907427.00

SOURCE:  LIPPER, INC.
         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on December 10, 1996. Historical performance shown for Class C Shares prior to its inception is based on the performance of Class B Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Investor Balanced Fund, the Lehman Brothers Intermediate Aggregate Bond Index, the S&P SuperComposite 1500 Index, and the Lipper Mix Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Intermediate Aggregate Bond Index is comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The S&P SuperComposite 1500 Index represents large and small companies in the U.S. stock market. The Lipper Mix Index represents the total returns of the Lipper 1000 Index (45%), the Lipper International Index (5%) and the Lipper Intermediate U.S. Government Index (50%). Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                            12/10/96
    Without Sales Charge                                            6.18%       4.15%         5.78%
    With Sales Charge*                                              0.65%       3.04%         5.12%
--------------------------------------------------------------------------------------------------------
  Class B                                            12/10/96
    Without CDSC                                                    5.44%       3.37%         5.07%
    With CDSC**                                                     0.44%       3.02%         5.07%
--------------------------------------------------------------------------------------------------------
  Class C                                              7/1/97
    Without CDSC                                                    5.45%       3.39%         5.03%
    With CDSC***                                                    4.45%       3.39%         5.03%
--------------------------------------------------------------------------------------------------------
  Select Class                                       12/10/96       6.33%       4.40%         6.08%
--------------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                 LEHMAN BROTHERS
                                                                   INTERMEDIATE
                                            SELECT CLASS       AGGREGATE BOND INDEX     LIPPER MIX INDEX
                                            ------------       --------------------     ----------------
12/96                                        1000000.00             1000000.00             1000000.00
6/97                                         1059890.00             1032320.00             1052840.00
6/98                                         1194990.00             1122050.00             1188340.00
6/99                                         1278860.00             1168390.00             1258620.00
6/00                                         1336650.00             1221680.00             1365630.00
6/01                                         1386330.00             1358380.00             1425820.00
6/02                                         1373950.00             1475900.00             1438370.00
6/03                                         1458040.00             1604700.00             1529450.00
6/04                                         1558650.00             1618350.00             1620790.00
6/05                                         1657300.00             1705670.00             1720410.00

SOURCE:  LIPPER, INC.
         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on December 10, 1996. Historical performance shown for Class C Shares prior to its inception is based on the performance of Class B Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Investor Conservative Growth Fund, the Lehman Brothers Intermediate Aggregate Bond Index and the Lipper Mix Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Intermediate Aggregate Bond Index is comprised of U.S. Government, mortgage, corporate, and asset-backed securities with maturities of one to 10 years. The Lipper Mix Index represents the total returns of the Lipper 1000 Index (25%), the Lipper International Index (5%) and the Lipper Intermediate U.S. Government Index (70%). Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 6

JPMORGAN INVESTOR GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                            12/10/96
    Without Sales Charge                                            7.89%       0.75%         7.47%
    With Sales Charge*                                              2.20%      -0.32%         6.80%
--------------------------------------------------------------------------------------------------------
  Class B                                            12/10/96
    Without CDSC                                                    7.13%       0.00%         6.88%
    With CDSC**                                                     2.13%      -0.35%         6.88%
--------------------------------------------------------------------------------------------------------
  Class C                                              7/1/97
    Without CDSC                                                    7.16%      -0.01%         6.82%
    With CDSC***                                                    6.16%      -0.01%         6.82%
--------------------------------------------------------------------------------------------------------
  Select Class                                       12/10/96       8.07%       0.99%         7.79%
--------------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                                       S&P SUPERCOMPOSITE
                                            SELECT CLASS         LIPPER MIX INDEX          1500 INDEX
                                            ------------         ----------------      --------------
12/96                                        1000000.00             1000000.00             1000000.00
6/97                                         1135080.00             1121890.00             1194460.00
6/98                                         1405420.00             1348960.00             1545640.00
6/99                                         1642160.00             1505970.00             1875430.00
6/00                                         1809340.00             1765880.00             2027540.00
6/01                                         1700200.00             1637160.00             1768610.00
6/02                                         1480380.00             1406310.00             1476760.00
6/03                                         1461620.00             1410260.00             1477480.00
6/04                                         1758470.00             1693170.00             1778890.00
6/05                                         1900030.00             1825560.00             1907430.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on December 10, 1996. Historical performance shown for Class C Shares prior to its inception is based on the performance of Class B Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Investor Growth Fund, the S&P SuperComposite 1500 Index, and the Lipper Mix Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SuperComposite 1500 Index represents large and small companies in the U.S. stock market. The Lipper Mix Index represents the total returns of the Lipper 1000 Index (80%), the Lipper International Index (10%) and the Lipper Intermediate U.S. Government Index (10%). Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                            12/10/96
    Without Sales Charge                                            7.57%       1.94%         7.17%
    With Sales Charge*                                              1.95%       0.85%         6.50%
--------------------------------------------------------------------------------------------------------
  Class B                                            12/10/96
    Without CDSC                                                    6.79%       1.20%         6.42%
    With CDSC**                                                     1.79%       0.84%         6.42%
--------------------------------------------------------------------------------------------------------
  Class C                                              7/1/97
    Without CDSC                                                    6.71%       1.20%         6.38%
    With CDSC***                                                    5.71%       1.20%         6.38%
--------------------------------------------------------------------------------------------------------
  Select Class                                       12/10/96       7.73%       2.20%         7.36%
--------------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 5.25%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                                       S&P SUPERCOMPOSITE
                                            SELECT CLASS         LIPPER MIX INDEX          1500 INDEX
                                            ------------         ----------------      --------------
12/96                                        1000000.00             1000000.00             1000000.00
6/97                                         1108760.00             1099030.00             1194460.00
6/98                                         1334230.00             1292220.00             1545640.00
6/99                                         1522390.00             1418980.00             1875430.00
6/00                                         1646150.00             1624190.00             2027540.00
6/01                                         1588090.00             1564700.00             1768610.00
6/02                                         1441440.00             1423650.00             1476760.00
6/03                                         1468440.00             1457110.00             1477480.00
6/04                                         1703030.00             1680720.00             1778890.00
6/05                                         1835130.00             1805360.00             1907430.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on December 10, 1996. Historical performance shown for Class C Shares prior to its inception is based on the performance of Class B Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Investor Growth & Income Fund, the S&P SuperComposite 1500 Index, and the Lipper Mix Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SuperComposite 1500 Index represents large and small companies in the U.S. stock market. The Lipper Mix Index represents the total returns of the Lipper 1000 Index (60%), the Lipper International Index (10%) and the Lipper Intermediate U.S. Government Index (30%). Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTOR BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares           Security Description          Value($)
---------   ---------------------------------  ----------
 INVESTMENT COMPANIES (99.8%) (B):
 13,634     JPMorgan Core Bond Fund..........     148,610
 23,947     JPMorgan Core Plus Bond Fund.....     190,375
  1,716     JPMorgan Diversified Mid Cap
              Fund...........................      35,966
  2,749     JPMorgan Equity Income Fund......      43,022
 14,953     JPMorgan Government Bond Fund....     156,560
 16,141     JPMorgan High Yield Bond Fund....     133,973
  7,757     JPMorgan Intermediate Bond
              Fund...........................      82,607
  1,710     JPMorgan International Equity
              Fund...........................      49,753
  5,061     JPMorgan International Equity
              Index Fund.....................      99,442
  5,061     JPMorgan Intrepid America Fund...     115,844
  6,396     JPMorgan Large Cap Growth Fund...      94,082
  7,207     JPMorgan Large Cap Value Fund....     113,373
 29,986     JPMorgan Liquid Assets Money
              Market Fund....................      29,986
  5,747     JPMorgan Market Expansion Index
              Fund...........................      69,363

 Shares           Security Description          Value($)
---------   ---------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
 10,771     JPMorgan Multi-Cap Market Neutral
              Fund...........................     118,375
  3,193     JPMorgan Short Duration Bond
              Fund...........................      33,590
  1,400     JPMorgan Small Cap Growth Fund...      17,861
  1,805     JPMorgan Ultra Short Term Bond
              Fund...........................      17,745
 12,042     JPMorgan U.S. Equity Fund........     128,974
    971     JPMorgan U.S. Real Estate Fund...      18,204
                                               ----------
  Total Investment Companies
    (Cost $1,583,925)                           1,697,705
                                               ----------
TOTAL INVESTMENTS (99.8%)
  (Cost $1,583,925)                             1,697,705
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)        2,571
                                               ----------
NET ASSETS (100.0%)                            $1,700,276
                                               ==========

------------
Percentages indicated are based on net assets.

(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 Shares            Security Description          Value($)
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.6%) (B):
  8,611     JPMorgan Core Bond Fund............    93,856
 12,460     JPMorgan Core Plus Bond Fund.......    99,061
    785     JPMorgan Diversified Mid Cap
              Fund.............................    16,445
  1,820     JPMorgan Equity Income Fund........    28,476
  7,562     JPMorgan Government Bond Fund......    79,179
  6,359     JPMorgan High Yield Bond Fund......    52,780
  6,714     JPMorgan Intermediate Bond Fund....    71,504
    539     JPMorgan International Equity
              Fund.............................    15,685
    809     JPMorgan International Equity Index
              Fund.............................    15,893
  1,619     JPMorgan Intrepid America Fund.....    37,068
  2,068     JPMorgan Large Cap Growth Fund.....    30,420
  1,387     JPMorgan Large Cap Value Fund......    21,814
 11,513     JPMorgan Liquid Assets Money Market
              Fund.............................    11,513

 Shares            Security Description          Value($)
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  5,046     JPMorgan Multi-Cap Market Neutral
              Fund.............................    55,457
  5,916     JPMorgan Short Duration Bond
              Fund.............................    62,237
  5,598     JPMorgan Ultra Short Term Bond
              Fund.............................    55,032
  3,211     JPMorgan U.S. Equity Fund..........    34,389
    455     JPMorgan U.S. Real Estate Fund.....     8,533
                                                 --------
  Total Investment Companies
    (Cost $751,850)                               789,342
                                                 --------
TOTAL INVESTMENTS (99.6%)
  (Cost $751,850)                                 789,342
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)        3,270
                                                 --------
NET ASSETS (100.0%)                              $792,612
                                                 ========

------------
Percentages indicated are based on net assets.

(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTOR GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES          SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
 INVESTMENT COMPANIES (99.8%) (B):
  1,131     JPMorgan Core Bond Fund........      12,324
  3,467     JPMorgan Diversified Mid Cap
              Fund.........................      72,670
    729     JPMorgan Diversified Mid Cap
              Growth Fund (a)..............      18,068
    943     JPMorgan Diversified Mid Cap
              Value Fund...................      17,981
  6,692     JPMorgan High Yield Bond
              Fund.........................      55,542
  2,319     JPMorgan International
              Equity Fund..................      67,456
  5,198     JPMorgan International Equity
              Index Fund...................     102,139
  3,299     JPMorgan Intrepid America
              Fund.........................      75,506
 11,196     JPMorgan Large Cap
              Growth Fund..................     164,693
 10,908     JPMorgan Large Cap Value
              Fund.........................     171,586
 18,283     JPMorgan Liquid Assets
              Money Market Fund............      18,283

 SHARES          SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
  4,009     JPMorgan Market Expansion Index
              Fund.........................      48,393
  7,229     JPMorgan Multi-Cap Market
              Neutral Fund.................      79,442
  2,857     JPMorgan Small Cap
              Growth Fund..................      36,452
  1,410     JPMorgan Small Cap Value
              Fund.........................      36,047
 15,682     JPMorgan U.S. Equity Fund......     167,949
    657     JPMorgan U.S. Real Estate
              Fund.........................      12,320
                                             ----------
  Total Investment Companies
    (Cost $1,040,275)                         1,156,851
                                             ----------
TOTAL INVESTMENTS (99.8%)
  (Cost $1,040,275)                           1,156,851
OTHER ASSETS IN EXCESS OF LIABILITIES
  (0.2%)                                          2,435
                                             ----------
NET ASSETS (100.0%)                          $1,159,286
                                             ==========

------------
Percentages indicated are based on net assets.

(a) Non-income producing security.

(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES          SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
 INVESTMENT COMPANIES (99.7%) (B):
  6,924     JPMorgan Core Bond Fund........      75,470
 16,635     JPMorgan Core Plus Bond Fund...     132,248
  3,555     JPMorgan Diversified Mid Cap
              Fund.........................      74,508
    558     JPMorgan Diversified Mid Cap
              Growth Fund (a)..............      13,823
    724     JPMorgan Diversified Mid Cap
              Value Fund...................      13,802
  7,189     JPMorgan Government Bond
              Fund.........................      75,271
 18,446     JPMorgan High Yield Bond
              Fund.........................     153,101
  1,608     JPMorgan Intermediate Bond
              Fund.........................      17,123
  2,974     JPMorgan International
              Equity Fund..................      86,514
  5,333     JPMorgan International Equity
              Index Fund...................     104,801
  4,185     JPMorgan Intrepid America
              Fund.........................      95,788
 14,421     JPMorgan Large Cap
              Growth Fund..................     212,132
 13,090     JPMorgan Large Cap Value
              Fund.........................     205,910

 SHARES          SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
 21,870     JPMorgan Liquid Assets Money
              Market Fund..................      21,870
  6,161     JPMorgan Market Expansion Index
              Fund.........................      74,369
 11,066     JPMorgan Multi-Cap Market
              Neutral Fund.................     121,610
  2,936     JPMorgan Small Cap
              Growth Fund..................      37,459
  1,451     JPMorgan Small Cap Value
              Fund.........................      37,108
 19,398     JPMorgan U.S. Equity Fund......     207,757
  1,003     JPMorgan U.S. Real Estate
              Fund.........................      18,805
                                             ----------
  Total Investment Companies
    (Cost $1,607,880)                         1,779,469
                                             ----------
TOTAL INVESTMENTS (99.7%)
  (Cost $1,607,880)                           1,779,469
OTHER ASSETS IN EXCESS OF LIABILITIES
(0.3%)                                            5,198
                                             ----------
NET ASSETS (100.0%)                          $1,784,667
                                             ==========

------------
Percentages indicated are based on net assets.

(a) Non-income producing security.

(b) Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Incorporated.

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                  INVESTOR             INVESTOR                             INVESTOR
                                                  BALANCED           CONSERVATIVE          INVESTOR         GROWTH &
                                                    FUND              GROWTH FUND         GROWTH FUND      INCOME FUND
                                                -------------    ---------------------    -----------    ---------------
ASSETS
Investments in affiliates, at value...........   $1,697,705            $789,342           $1,156,851       $1,779,469
Receivables:
  Fund shares sold............................        5,829               3,398                3,811            6,770
  Interest and dividends......................        4,868               2,514                2,221            4,493
Prepaid expenses and other assets.............           15                   7                   11               17
                                                 ----------            --------           ----------       ----------
Total assets..................................    1,708,417             795,261            1,162,894        1,790,749
                                                 ----------            --------           ----------       ----------
LIABILITIES
Payables:
  Dividends...................................          813                 165                   73              369
  Fund shares redeemed........................        6,229               1,972                2,747            4,506
Accrued liabilities:
  Investment advisory fees....................           21                  33                   --               69
  Administration fees.........................           89                  11                   --               92
  Shareholder servicing fees..................           57                  25                   39               61
  Distribution fees...........................          671                 322                  513              730
  Custodian and accounting fees...............           16                   8                   10               18
  Other.......................................          245                 113                  226              237
                                                 ----------            --------           ----------       ----------
Total liabilities.............................        8,141               2,649                3,608            6,082
                                                 ----------            --------           ----------       ----------
NET ASSETS....................................   $1,700,276            $792,612           $1,159,286       $1,784,667
                                                 ==========            ========           ==========       ==========
Paid in capital...............................   $1,613,042            $760,402           $1,095,160       $1,698,193
Accumulated undistributed (distributions in
  excess of) net investment income............         (837)               (176)                 (94)            (401)
Accumulated undistributed net realized gains
  (losses) from investments...................      (25,709)             (5,106)             (52,356)         (84,714)
Net unrealized appreciation (depreciation)
  from investments............................      113,780              37,492              116,576          171,589
                                                 ----------            --------           ----------       ----------
Net assets....................................   $1,700,276            $792,612           $1,159,286       $1,784,667
                                                 ==========            ========           ==========       ==========
NET ASSETS:
  Class A.....................................   $  811,291            $377,910           $  441,201       $  806,342
  Class B.....................................      712,177             319,111              602,170          811,753
  Class C.....................................      106,198              78,449               81,386          102,239
  Select Class................................       70,610              17,142               34,529           64,333
                                                 ----------            --------           ----------       ----------
Total.........................................   $1,700,276            $792,612           $1,159,286       $1,784,667
                                                 ==========            ========           ==========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES) ($0.001 PAR VALUE; UNLIMITED NUMBER
  OF SHARES AUTHORIZED):
  Class A.....................................       67,294              34,276               32,052           62,142
  Class B.....................................       59,163              28,936               44,251           62,832
  Class C.....................................        8,876               7,127                6,057            7,999
  Select Class................................        5,853               1,551                2,481            5,006
                                                 ----------            --------           ----------       ----------
                                                    141,186              71,890               84,841          137,979
                                                 ==========            ========           ==========       ==========
NET ASSET VALUE:
Class A -- Redemption price per share.........   $    12.06            $  11.03           $    13.77       $    12.98
Class B -- Offering price per share (a).......        12.04               11.03                13.61            12.92
Class C -- Offering price per share (a).......        11.96               11.01                13.44            12.78
Select Class -- Offering price per share......        12.06               11.05                13.92            12.85
Maximum sales charge (5.25% of offering price)
  Class A Maximum Public Offering Price Per
  Share (net asset value per share/94.75%)....   $    12.73            $  11.64           $    14.53       $    13.70
                                                 ----------            --------           ----------       ----------
  Cost of Investments.........................   $1,583,925            $751,850           $1,040,275       $1,607,880

------------
(a) Redemption price for Class B and Class C shares varies based on length of time the shares are held.

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                                                                           INVESTOR
                                                          INVESTOR       CONSERVATIVE     INVESTOR        INVESTOR
                                                          BALANCED          GROWTH         GROWTH         GROWTH &
                                                            FUND             FUND           FUND         INCOME FUND
                                                        -------------    ------------    -----------    -------------
INVESTMENT INCOME
Dividend income from affiliates*......................    $ 47,404         $26,930         $14,489        $ 38,371
                                                          --------         -------         -------        --------
EXPENSES
Investment advisory fees..............................         782             383             545             872
Administration fees...................................       1,160             700             920           1,250
Distribution fees (Class A)...........................       2,227           1,044           1,234           2,276
Distribution fees (Class B)...........................       6,204           2,901           5,305           7,114
Distribution fees (Class C)...........................         885             624             688             875
Shareholder servicing fees (Class A)..................         693             326             376             688
Shareholder servicing fees (Class B)..................         622             283             531             715
Shareholder servicing fees (Class C)..................          91              66              71              89
Shareholder servicing fees (Select Class).............          64              17              30              55
Custodian and accounting fees.........................          36              20              24              39
Professional fees.....................................          49              31              40              51
Trustees' fees........................................          19               9              12              18
Printing and mailing costs............................         197             107             231             254
Registration and filing fees..........................          89              71              85              87
Transfer agent fees...................................       1,015             508           1,590           1,509
Other.................................................          49              24              34              53
                                                          --------         -------         -------        --------
Total expenses before waivers.........................      14,182           7,114          11,716          15,945
                                                          --------         -------         -------        --------
Less amounts waived...................................      (1,692)           (862)         (1,853)         (1,817)
Less earnings credits.................................          (3)             (2)             (1)             (2)
Less reimbursement for legal matters..................          (8)             (4)             (5)             (8)
                                                          --------         -------         -------        --------
Net Expenses..........................................      12,479           6,246           9,857          14,118
                                                          --------         -------         -------        --------
Net Investment Income (Loss)..........................      34,925          20,684           4,632          24,253
                                                          --------         -------         -------        --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Realized gain (loss) on transactions from investments
  in affiliates.......................................      18,050           3,576          20,865          19,106
Distributions of realized gains by investment company
  affiliates..........................................      18,966           8,388          16,904          20,380
Change in unrealized appreciation (depreciation)
  of investments in affiliates........................      32,920          10,793          35,640          62,332
                                                          --------         -------         -------        --------
Net realized/unrealized gains (losses) on investments
  in affiliates.......................................      69,936          22,757          73,409         101,818
                                                          --------         -------         -------        --------
Change in net assets resulting from operations........    $104,861         $43,441         $78,041        $126,071
                                                          ========         =======         =======        ========
* Includes reimbursements of investment advisory and
  administration fees from investments in affiliated
  money market funds..................................    $      3         $     3         $     3        $      5
                                                          --------         -------         -------        --------

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 14

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                                            INVESTOR CONSERVATIVE
                                                          INVESTOR BALANCED FUND                 GROWTH FUND
                                                      ------------------------------    ------------------------------
                                                       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                          2005             2004             2005             2004
                                                      -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................   $   34,925       $   21,125        $ 20,684         $ 14,141
  Net realized gain (loss) from investment
    transactions in affiliates......................       18,050           (4,994)          3,576           (3,607)
  Distributions of realized gains by investment
    company affiliates..............................       18,966            1,103           8,388            1,088
  Change in net unrealized appreciation/depreciation
    of investments in affiliates....................       32,920           95,374          10,793           21,906
                                                       ----------       ----------        --------         --------
    Increase (decrease) in net assets from
      operations....................................      104,861          112,608          43,441           33,528
                                                       ----------       ----------        --------         --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income........................      (21,365)         (10,550)        (11,116)          (5,622)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income........................      (15,274)          (8,195)         (8,112)          (5,681)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income........................       (2,241)          (1,072)         (1,796)            (946)
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
  From net investment income........................       (2,159)          (1,328)         (1,421)          (1,894)
                                                       ----------       ----------        --------         --------
    Total distributions to shareholders.............      (41,039)         (21,145)        (22,445)         (14,143)
                                                       ----------       ----------        --------         --------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Increase (decrease)...............................      216,963          424,502          51,099          253,439
                                                       ----------       ----------        --------         --------
NET ASSETS:
  Total increase (decrease) in net assets...........      280,785          515,965          72,095          272,824
Beginning of period.................................    1,419,491          903,526         720,517          447,693
                                                       ----------       ----------        --------         --------
End of period.......................................   $1,700,276       $1,419,491        $792,612         $720,517
                                                       ==========       ==========        ========         ========
Accumulated undistributed (distributions in excess
  of) net investment income.........................   $     (837)      $      (31)       $   (176)        $     (7)

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                                              INVESTOR GROWTH &
                                                           INVESTOR GROWTH FUND                  INCOME FUND
                                                      ------------------------------    ------------------------------
                                                       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                        JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                          2005             2004             2005             2004
                                                      -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)......................   $    4,632       $     (833)      $   24,253       $   14,432
  Net realized gain (loss) from investment
    transactions in affiliates......................       20,865          (12,227)          19,106          (11,736)
  Distributions of realized gains by investment
    company affiliates..............................       16,904               --           20,380               --
  Change in net unrealized appreciation/depreciation
    of investments in affiliates....................       35,640          160,474           62,332          187,029
                                                       ----------       ----------       ----------       ----------
    Increase (decrease) in net assets from
      operations....................................       78,041          147,414          126,071          189,725
                                                       ----------       ----------       ----------       ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income........................       (5,753)              --          (16,955)          (6,866)
  Return of capital.................................           --             (285)              --               --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income........................       (5,460)              --          (12,634)          (3,965)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income........................         (749)              --           (1,600)            (469)
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS:
  From net investment income........................         (535)              --           (3,138)          (3,133)
  Return of capital.................................           --              (55)              --               --
                                                       ----------       ----------       ----------       ----------
    Total distributions to shareholders.............      (12,497)            (340)         (34,327)         (14,433)
                                                       ----------       ----------       ----------       ----------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Increase (decrease)...............................       58,020          189,044           (2,814)         418,998
                                                       ----------       ----------       ----------       ----------
NET ASSETS:
  Total increase (decrease) in net assets...........      123,564          336,118           88,930          594,290
Beginning of period.................................    1,035,722          699,604        1,695,737        1,101,447
                                                       ----------       ----------       ----------       ----------
End of period.......................................   $1,159,286       $1,035,722       $1,784,667       $1,695,737
                                                       ==========       ==========       ==========       ==========
Accumulated undistributed (distributions in excess
  of) net investment income.........................   $      (94)      $      (16)      $     (401)      $      (17)

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 16

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                                                  INVESTOR CONSERVATIVE
                                                                INVESTOR BALANCED FUND                 GROWTH FUND
                                                            ------------------------------    ------------------------------
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                              JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                                2005             2004             2005             2004
                                                            -------------    -------------    -------------    -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued.............................    $ 332,413        $ 339,366        $173,882         $210,776
  Dividends reinvested....................................       23,430            8,947          10,916            4,820
  Cost of shares redeemed.................................     (185,437)        (115,972)        (99,779)         (64,698)
                                                              ---------        ---------        --------         --------
Change in net assets from Class A capital transactions....    $ 170,406        $ 232,341        $ 85,019         $150,898
                                                              =========        =========        ========         ========
CLASS B SHARES:
  Proceeds from shares issued.............................    $ 141,152        $ 216,755        $ 66,135         $121,304
  Dividends reinvested....................................       16,856            7,330           8,147            5,244
  Cost of shares redeemed.................................     (124,886)         (87,079)        (73,839)         (61,923)
                                                              ---------        ---------        --------         --------
Change in net assets from Class B capital transactions....    $  33,122        $ 137,006        $    443         $ 64,625
                                                              =========        =========        ========         ========
CLASS C SHARES:
  Proceeds from shares issued.............................    $  37,760        $  57,493        $ 36,892         $ 46,015
  Dividends reinvested....................................        2,123              720           1,658              724
  Cost of shares redeemed.................................      (27,220)         (17,280)        (21,238)         (16,079)
                                                              ---------        ---------        --------         --------
Change in net assets from Class C capital transactions....    $  12,663        $  40,933        $ 17,312         $ 30,660
                                                              =========        =========        ========         ========
SELECT CLASS SHARES:
  Proceeds from shares issued.............................    $  18,335        $  25,104        $ 11,580         $ 23,356
  Dividends reinvested....................................        1,052              855           1,114            1,766
  Cost of shares redeemed.................................      (18,615)         (11,737)        (64,369)         (17,866)
                                                              ---------        ---------        --------         --------
Change in net assets from Select Class capital
  transactions............................................    $     772        $  14,222        $(51,675)        $  7,256
                                                              =========        =========        ========         ========
SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued..................................................       28,058           29,970          15,953           19,788
  Reinvested..............................................        1,971              800             999              454
  Redeemed................................................      (15,626)         (10,250)         (9,155)          (6,081)
                                                              ---------        ---------        --------         --------
Change in Class A Shares..................................       14,403           20,520           7,797           14,161
                                                              =========        =========        ========         ========
CLASS B SHARES:
  Issued..................................................       11,945           19,377           6,076           11,459
  Reinvested..............................................        1,420              658             747              495
  Redeemed................................................      (10,571)          (7,730)         (6,770)          (5,836)
                                                              ---------        ---------        --------         --------
Change in Class B Shares..................................        2,794           12,305              53            6,118
                                                              =========        =========        ========         ========
CLASS C SHARES:
  Issued..................................................        3,212            5,154           3,393            4,352
  Reinvested..............................................          180               65             152               68
  Redeemed................................................       (2,322)          (1,535)         (1,953)          (1,514)
                                                              ---------        ---------        --------         --------
Change in Class C Shares..................................        1,070            3,684           1,592            2,906
                                                              =========        =========        ========         ========
SELECT CLASS SHARES:
  Issued..................................................        1,535            2,212           1,061            2,189
  Reinvested..............................................           89               76             103              166
  Redeemed................................................       (1,568)          (1,036)         (5,842)          (1,674)
                                                              ---------        ---------        --------         --------
Change in Select Class Shares.............................           56            1,252          (4,678)             681
                                                              =========        =========        ========         ========

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                                                                      INVESTOR GROWTH &
                                                                   INVESTOR GROWTH FUND                  INCOME FUND
                                                              ------------------------------    ------------------------------
                                                               YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                                  2005             2004             2005             2004
                                                              -------------    -------------    -------------    -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued................................    $152,483         $167,893         $ 301,258        $346,059
 Dividends reinvested.......................................       5,594              276            18,484           5,731
 Cost of shares redeemed....................................     (99,211)         (58,731)         (196,598)       (111,311)
                                                                --------         --------         ---------        --------
Change in net assets from Class A capital transactions......    $ 58,866         $109,438         $ 123,144        $240,479
                                                                ========         ========         =========        ========
CLASS B SHARES:
 Proceeds from shares issued................................    $100,053         $124,920         $ 155,167        $216,284
 Dividends reinvested.......................................       5,367               --            13,292           3,566
 Cost of shares redeemed....................................    (109,379)         (64,842)         (144,032)        (86,116)
                                                                --------         --------         ---------        --------
Change in net assets from Class B capital transactions......    $ (3,959)        $ 60,078         $  24,427        $133,734
                                                                ========         ========         =========        ========
CLASS C SHARES:
 Proceeds from shares issued................................    $ 21,019         $ 31,858         $  27,309        $ 48,034
 Dividends reinvested.......................................         552               --             1,206             297
 Cost of shares redeemed....................................     (15,298)         (10,995)          (20,925)        (16,194)
                                                                --------         --------         ---------        --------
Change in net assets from Class C capital transactions......    $  6,273         $ 20,863         $   7,590        $ 32,137
                                                                ========         ========         =========        ========
SELECT CLASS SHARES:
 Proceeds from shares issued................................    $  8,227         $  5,054         $  38,311        $ 52,068
 Dividends reinvested.......................................         204               34             2,159           2,544
 Cost of shares redeemed....................................     (11,591)          (6,423)         (198,445)        (41,964)
                                                                --------         --------         ---------        --------
Change in net assets from Select Class capital
 transactions...............................................    $ (3,160)        $ (1,335)        $(157,975)       $ 12,648
                                                                ========         ========         =========        ========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.....................................................      11,444           13,719            23,823          29,118
 Reinvested.................................................         408               22             1,446             491
 Redeemed...................................................      (7,443)          (4,782)          (15,471)         (9,375)
                                                                --------         --------         ---------        --------
Change in Class A Shares....................................       4,409            8,959             9,798          20,234
                                                                ========         ========         =========        ========
CLASS B SHARES:
 Issued.....................................................       7,571           10,343            12,319          18,474
 Reinvested.................................................         397               --             1,041             307
 Redeemed...................................................      (8,301)          (5,331)          (11,429)         (7,299)
                                                                --------         --------         ---------        --------
Change in Class B Shares....................................        (333)           5,012             1,931          11,482
                                                                ========         ========         =========        ========
CLASS C SHARES:
 Issued.....................................................       1,612            2,680             2,186           4,133
 Reinvested.................................................          42               --                95              26
 Redeemed...................................................      (1,173)            (912)           (1,673)         (1,384)
                                                                --------         --------         ---------        --------
Change in Class C Shares....................................         481            1,768               608           2,775
                                                                ========         ========         =========        ========
SELECT CLASS SHARES:
 Issued.....................................................         605              411             3,050           4,447
 Reinvested.................................................          15                3               175             221
 Redeemed...................................................        (872)            (526)          (15,482)         (3,572)
                                                                --------         --------         ---------        --------
Change in Select Class Shares...............................        (252)            (112)          (12,257)          1,096
                                                                ========         ========         =========        ========

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 18

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                               INVESTMENT OPERATIONS
                                                      ----------------------------------------
                                                                    NET REALIZED
                                                                        AND
                                          NET ASSET      NET         UNREALIZED       TOTAL
                                           VALUE,     INVESTMENT       GAINS           FROM
                                          BEGINNING     INCOME      (LOSSES) ON     INVESTMENT
CLASS A                                   OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
----------------------------------------  ---------   ----------   --------------   ----------

INVESTOR BALANCED FUND
 Year Ended June 30, 2005...............   $11.57       $0.30          $ 0.53         $ 0.83
 Year Ended June 30, 2004...............    10.63        0.24            0.94           1.18
 Year Ended June 30, 2003...............    10.48        0.28            0.15           0.43
 Year Ended June 30, 2002...............    11.44        0.34           (0.92)         (0.58)
 Year Ended June 30, 2001...............    12.52        0.43           (0.53)         (0.10)

INVESTOR CONSERVATIVE GROWTH FUND
 Year Ended June 30, 2005...............    10.73        0.33            0.33           0.66
 Year Ended June 30, 2004...............    10.35        0.29            0.38           0.67
 Year Ended June 30, 2003...............    10.13        0.35            0.22           0.57
 Year Ended June 30, 2002...............    10.69        0.41           (0.52)         (0.11)
 Year Ended June 30, 2001...............    11.07        0.49           (0.11)          0.38

INVESTOR GROWTH FUND
 Year Ended June 30, 2005...............    12.94        0.11            0.91           1.02
 Year Ended June 30, 2004...............    10.80        0.04            2.11           2.15
 Year Ended June 30, 2003...............    11.03        0.06           (0.24)         (0.18)
 Year Ended June 30, 2002...............    12.97        0.12           (1.80)         (1.68)
 Year Ended June 30, 2001...............    15.25        0.25           (1.11)         (0.86)

INVESTOR GROWTH & INCOME FUND
 Year Ended June 30, 2005...............    12.34        0.22            0.71           0.93
 Year Ended June 30, 2004...............    10.81        0.15            1.54           1.69
 Year Ended June 30, 2003...............    10.83        0.18           (0.02)          0.16
 Year Ended June 30, 2002...............    12.33        0.25           (1.41)         (1.16)
 Year Ended June 30, 2001...............    13.96        0.36           (0.83)         (0.47)

                                                  PER SHARE OPERATING PERFORMANCE
                                          -----------------------------------------------
                                                           DISTRIBUTIONS
                                          -----------------------------------------------

                                             NET         NET      RETURN
                                          INVESTMENT   REALIZED     OF          TOTAL
CLASS A                                     INCOME      GAINS     CAPITAL   DISTRIBUTIONS
----------------------------------------  ----------   --------   -------   -------------
INVESTOR BALANCED FUND
 Year Ended June 30, 2005...............    $(0.34)     $   --    $   --       $(0.34)
 Year Ended June 30, 2004...............     (0.24)         --        --        (0.24)
 Year Ended June 30, 2003...............     (0.28)         --        --        (0.28)
 Year Ended June 30, 2002...............     (0.34)      (0.04)       --        (0.38)
 Year Ended June 30, 2001...............     (0.43)      (0.55)       --        (0.98)
INVESTOR CONSERVATIVE GROWTH FUND
 Year Ended June 30, 2005...............     (0.36)         --        --        (0.36)
 Year Ended June 30, 2004...............     (0.29)         --        --        (0.29)
 Year Ended June 30, 2003...............     (0.35)         --        --        (0.35)
 Year Ended June 30, 2002...............     (0.41)      (0.04)       --        (0.45)
 Year Ended June 30, 2001...............     (0.49)      (0.27)       --        (0.76)
INVESTOR GROWTH FUND
 Year Ended June 30, 2005...............     (0.19)         --        --        (0.19)
 Year Ended June 30, 2004...............        --          --     (0.01)       (0.01)
 Year Ended June 30, 2003...............     (0.04)         --     (0.01)       (0.05)
 Year Ended June 30, 2002...............     (0.10)      (0.16)       --        (0.26)
 Year Ended June 30, 2001...............     (0.23)      (1.19)       --        (1.42)
INVESTOR GROWTH & INCOME FUND
 Year Ended June 30, 2005...............     (0.29)         --        --        (0.29)
 Year Ended June 30, 2004...............     (0.16)         --        --        (0.16)
 Year Ended June 30, 2003...............     (0.18)         --        --        (0.18)
 Year Ended June 30, 2002...............     (0.25)      (0.09)       --        (0.34)
 Year Ended June 30, 2001...............     (0.37)      (0.79)       --        (1.16)

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                         PER SHARE OPERATING PERFORMANCE
                                         -------------------------------

                                          NET ASSET          TOTAL
                                            VALUE,           RETURN
                                            END OF         (EXCLUDES
                                            PERIOD       SALES CHARGE)
                                         ------------   ----------------

INVESTOR BALANCED FUND
  Year Ended June 30, 2005..............    $12.06             7.27%
  Year Ended June 30, 2004..............     11.57            11.14
  Year Ended June 30, 2003..............     10.63             4.32
  Year Ended June 30, 2002..............     10.48            (5.13)
  Year Ended June 30, 2001..............     11.44            (0.94)

INVESTOR CONSERVATIVE GROWTH FUND
  Year Ended June 30, 2005..............     11.03             6.18
  Year Ended June 30, 2004..............     10.73             6.55
  Year Ended June 30, 2003..............     10.35             5.86
  Year Ended June 30, 2002..............     10.13            (1.13)
  Year Ended June 30, 2001..............     10.69             3.48

INVESTOR GROWTH FUND
  Year Ended June 30, 2005..............     13.77             7.89
  Year Ended June 30, 2004..............     12.94            19.94
  Year Ended June 30, 2003..............     10.80            (1.55)
  Year Ended June 30, 2002..............     11.03           (13.06)
  Year Ended June 30, 2001..............     12.97            (6.27)

INVESTOR GROWTH & INCOME FUND
  Year Ended June 30, 2005..............     12.98             7.57
  Year Ended June 30, 2004..............     12.34            15.65
  Year Ended June 30, 2003..............     10.81             1.60
  Year Ended June 30, 2002..............     10.83            (9.53)
  Year Ended June 30, 2001..............     12.33            (3.71)

                                                                RATIOS/SUPPLEMENTAL DATA:
                                          ---------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS:
                                                       --------------------------------------------------------
                                             NET                                     EXPENSES
                                            ASSETS                   NET         WITHOUT WAIVERS
                                            END OF                INVESTMENT      REIMBURSEMENTS      PORTFOLIO
                                            PERIOD       NET        INCOME         AND EARNINGS       TURNOVER
                                           (000'S)     EXPENSES     (LOSS)           CREDITS            RATE
                                          ----------   --------   ----------   --------------------   ---------
INVESTOR BALANCED FUND
  Year Ended June 30, 2005..............   $811,291      0.47%       2.57%             0.63%             22%
  Year Ended June 30, 2004..............    611,738      0.46        2.22              0.56              10
  Year Ended June 30, 2003..............    344,041      0.49        2.83              0.59              21
  Year Ended June 30, 2002..............    281,567      0.48        3.13              0.58              20
  Year Ended June 30, 2001..............    249,797      0.45        3.66              0.57               7
INVESTOR CONSERVATIVE GROWTH FUND
  Year Ended June 30, 2005..............    377,910      0.48        3.05              0.65              20
  Year Ended June 30, 2004..............    284,164      0.48        2.83              0.58               7
  Year Ended June 30, 2003..............    127,434      0.49        3.58              0.59              11
  Year Ended June 30, 2002..............     74,756      0.48        3.90              0.59               9
  Year Ended June 30, 2001..............     39,651      0.45        4.49              0.57               8
INVESTOR GROWTH FUND
  Year Ended June 30, 2005..............    441,201      0.50        0.84              0.73              23
  Year Ended June 30, 2004..............    357,752      0.50        0.39              0.67              14
  Year Ended June 30, 2003..............    201,843      0.50        0.60              0.70              16
  Year Ended June 30, 2002..............    195,576      0.48        1.02              0.66              29
  Year Ended June 30, 2001..............    197,065      0.45        1.81              0.62               7
INVESTOR GROWTH & INCOME FUND
  Year Ended June 30, 2005..............    806,342      0.48        1.72              0.64              27
  Year Ended June 30, 2004..............    646,157      0.48        1.38              0.58              12
  Year Ended June 30, 2003..............    347,098      0.50        1.76              0.60              23
  Year Ended June 30, 2002..............    334,005      0.48        2.15              0.58              25
  Year Ended June 30, 2001..............    372,933      0.45        2.79              0.59               6

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                               INVESTMENT OPERATIONS
                                                      ----------------------------------------
                                                                    NET REALIZED
                                                                        AND
                                          NET ASSET      NET         UNREALIZED       TOTAL
                                           VALUE,     INVESTMENT       GAINS           FROM
                                          BEGINNING     INCOME      (LOSSES) ON     INVESTMENT
CLASS B                                   OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
----------------------------------------  ---------   ----------   --------------   ----------

INVESTOR BALANCED FUND
 Year Ended June 30, 2005...............   $11.55       $ 0.22         $ 0.53         $ 0.75
 Year Ended June 30, 2004...............    10.61         0.16           0.94           1.10
 Year Ended June 30, 2003...............    10.46         0.21           0.15           0.36
 Year Ended June 30, 2002...............    11.43         0.26          (0.93)         (0.67)
 Year Ended June 30, 2001...............    12.51         0.35          (0.53)         (0.18)

INVESTOR CONSERVATIVE GROWTH FUND
 Year Ended June 30, 2005...............    10.73         0.26           0.32           0.58
 Year Ended June 30, 2004...............    10.35         0.21           0.38           0.59
 Year Ended June 30, 2003...............    10.13         0.28           0.22           0.50
 Year Ended June 30, 2002...............    10.69         0.33          (0.52)         (0.19)
 Year Ended June 30, 2001...............    11.08         0.41          (0.12)          0.29

INVESTOR GROWTH FUND
 Year Ended June 30, 2005...............    12.82         0.02           0.89           0.91
 Year Ended June 30, 2004...............    10.77        (0.04)          2.09           2.05
 Year Ended June 30, 2003...............    11.02        (0.02)         (0.23)         (0.25)
 Year Ended June 30, 2002...............    13.01         0.04          (1.81)         (1.77)
 Year Ended June 30, 2001...............    15.35         0.17          (1.14)         (0.97)

INVESTOR GROWTH & INCOME FUND
 Year Ended June 30, 2005...............    12.29         0.13           0.70           0.83
 Year Ended June 30, 2004...............    10.77         0.07           1.52           1.59
 Year Ended June 30, 2003...............    10.79         0.10          (0.02)          0.08
 Year Ended June 30, 2002...............    12.28         0.16          (1.40)         (1.24)
 Year Ended June 30, 2001...............    13.91         0.27          (0.84)         (0.57)

                                                  PER SHARE OPERATING PERFORMANCE
                                          -----------------------------------------------
                                                           DISTRIBUTIONS
                                          -----------------------------------------------

                                             NET         NET      RETURN
                                          INVESTMENT   REALIZED     OF          TOTAL
CLASS B                                     INCOME      GAINS     CAPITAL   DISTRIBUTIONS
----------------------------------------  ----------   --------   -------   -------------
INVESTOR BALANCED FUND
 Year Ended June 30, 2005...............    $(0.26)     $   --      $--        $(0.26)
 Year Ended June 30, 2004...............     (0.16)         --       --         (0.16)
 Year Ended June 30, 2003...............     (0.21)         --       --         (0.21)
 Year Ended June 30, 2002...............     (0.26)      (0.04)      --         (0.30)
 Year Ended June 30, 2001...............     (0.35)      (0.55)      --         (0.90)
INVESTOR CONSERVATIVE GROWTH FUND
 Year Ended June 30, 2005...............     (0.28)         --       --         (0.28)
 Year Ended June 30, 2004...............     (0.21)         --       --         (0.21)
 Year Ended June 30, 2003...............     (0.28)         --       --         (0.28)
 Year Ended June 30, 2002...............     (0.33)      (0.04)      --         (0.37)
 Year Ended June 30, 2001...............     (0.41)      (0.27)      --         (0.68)
INVESTOR GROWTH FUND
 Year Ended June 30, 2005...............     (0.12)         --       --         (0.12)
 Year Ended June 30, 2004...............        --          --       --            --
 Year Ended June 30, 2003...............        --          --(a)    --(a)         --
 Year Ended June 30, 2002...............     (0.06)      (0.16)      --         (0.22)
 Year Ended June 30, 2001...............     (0.18)      (1.19)      --         (1.37)
INVESTOR GROWTH & INCOME FUND
 Year Ended June 30, 2005...............     (0.20)         --       --         (0.20)
 Year Ended June 30, 2004...............     (0.07)         --       --         (0.07)
 Year Ended June 30, 2003...............     (0.10)         --       --         (0.10)
 Year Ended June 30, 2002...............     (0.16)      (0.09)      --         (0.25)
 Year Ended June 30, 2001...............     (0.27)      (0.79)      --         (1.06)

------------

(a)  Amount is less than $0.01

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                         PER SHARE OPERATING PERFORMANCE
                                         -------------------------------

                                          NET ASSET          TOTAL
                                            VALUE,           RETURN
                                            END OF         (EXCLUDES
                                            PERIOD       SALES CHARGE)
                                         ------------   ----------------

INVESTOR BALANCED FUND
  Year Ended June 30, 2005..............    $12.04             6.56%
  Year Ended June 30, 2004..............     11.55            10.36
  Year Ended June 30, 2003..............     10.61             3.56
  Year Ended June 30, 2002..............     10.46            (5.92)
  Year Ended June 30, 2001..............     11.43            (1.66)

INVESTOR CONSERVATIVE GROWTH FUND
  Year Ended June 30, 2005..............     11.03             5.44
  Year Ended June 30, 2004..............     10.73             5.77
  Year Ended June 30, 2003..............     10.35             5.09
  Year Ended June 30, 2002..............     10.13            (1.86)
  Year Ended June 30, 2001..............     10.69             2.62

INVESTOR GROWTH FUND
  Year Ended June 30, 2005..............     13.61             7.13
  Year Ended June 30, 2004..............     12.82            19.03
  Year Ended June 30, 2003..............     10.77            (2.26)
  Year Ended June 30, 2002..............     11.02           (13.74)
  Year Ended June 30, 2001..............     13.01            (6.97)

INVESTOR GROWTH & INCOME FUND
  Year Ended June 30, 2005..............     12.92             6.79
  Year Ended June 30, 2004..............     12.29            14.78
  Year Ended June 30, 2003..............     10.77             0.84
  Year Ended June 30, 2002..............     10.79           (10.15)
  Year Ended June 30, 2001..............     12.28            (4.41)

                                                             RATIOS/SUPPLEMENTAL DATA:
                                          ----------------------------------------------------------------
                                                                  RATIOS TO AVERAGE NET ASSETS:
                                                       ---------------------------------------------------
                                             NET                                  EXPENSES
                                            ASSETS                   NET       WITHOUT WAIVERS
                                            END OF                INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                            PERIOD       NET        INCOME      AND EARNINGS     TURNOVER
                                           (000'S)     EXPENSES     (LOSS)         CREDITS         RATE
                                          ----------   --------   ----------   ---------------   ---------
INVESTOR BALANCED FUND
  Year Ended June 30, 2005..............   $712,177      1.15%       1.87%          1.22%           22%
  Year Ended June 30, 2004..............    651,035      1.21        1.44           1.21            10
  Year Ended June 30, 2003..............    467,665      1.24        2.08           1.24            21
  Year Ended June 30, 2002..............    406,991      1.23        2.39           1.23            20
  Year Ended June 30, 2001..............    367,716      1.20        2.92           1.22             7
INVESTOR CONSERVATIVE GROWTH FUND
  Year Ended June 30, 2005..............    319,111      1.17        2.33           1.24            20
  Year Ended June 30, 2004..............    310,028      1.23        2.02           1.23             7
  Year Ended June 30, 2003..............    235,561      1.24        2.83           1.24            11
  Year Ended June 30, 2002..............    156,833      1.23        3.13           1.23             9
  Year Ended June 30, 2001..............    131,026      1.20        3.73           1.22             8
INVESTOR GROWTH FUND
  Year Ended June 30, 2005..............    602,170      1.18        0.15           1.32            23
  Year Ended June 30, 2004..............    571,624      1.25       (0.38)          1.32            14
  Year Ended June 30, 2003..............    426,245      1.25       (0.15)          1.35            16
  Year Ended June 30, 2002..............    441,074      1.23        0.27           1.31            29
  Year Ended June 30, 2001..............    429,869      1.20        1.08           1.27             7
INVESTOR GROWTH & INCOME FUND
  Year Ended June 30, 2005..............    811,753      1.17        1.02           1.24            27
  Year Ended June 30, 2004..............    748,590      1.23        0.61           1.23            12
  Year Ended June 30, 2003..............    532,059      1.25        1.01           1.25            23
  Year Ended June 30, 2002..............    522,731      1.23        1.38           1.23            25
  Year Ended June 30, 2001..............    487,342      1.20        2.05           1.28             6

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 22

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                               INVESTMENT OPERATIONS
                                                      ----------------------------------------
                                                                    NET REALIZED
                                                                        AND
                                          NET ASSET      NET         UNREALIZED       TOTAL
                                           VALUE,     INVESTMENT       GAINS           FROM
                                          BEGINNING     INCOME      (LOSSES) ON     INVESTMENT
CLASS C                                   OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
----------------------------------------  ---------   ----------   --------------   ----------

INVESTOR BALANCED FUND
 Year Ended June 30, 2005...............   $11.48       $ 0.22         $ 0.53         $ 0.75
 Year Ended June 30, 2004...............    10.55         0.16           0.93           1.09
 Year Ended June 30, 2003...............    10.41         0.20           0.15           0.35
 Year Ended June 30, 2002...............    11.38         0.26          (0.92)         (0.66)
 Year Ended June 30, 2001...............    12.46         0.34          (0.53)         (0.19)

INVESTOR CONSERVATIVE GROWTH FUND
 Year Ended June 30, 2005...............    10.71         0.26           0.32           0.58
 Year Ended June 30, 2004...............    10.33         0.22           0.38           0.60
 Year Ended June 30, 2003...............    10.12         0.28           0.21           0.49
 Year Ended June 30, 2002...............    10.68         0.33          (0.52)         (0.19)
 Year Ended June 30, 2001...............    11.06         0.41          (0.11)          0.30

INVESTOR GROWTH FUND
 Year Ended June 30, 2005...............    12.66         0.02           0.89           0.91
 Year Ended June 30, 2004...............    10.64        (0.03)          2.05           2.02
 Year Ended June 30, 2003...............    10.89        (0.01)         (0.24)         (0.25)
 Year Ended June 30, 2002...............    12.86         0.04          (1.79)         (1.75)
 Year Ended June 30, 2001...............    15.19         0.18          (1.14)         (0.96)

INVESTOR GROWTH & INCOME FUND
 Year Ended June 30, 2005...............    12.17         0.12           0.69           0.81
 Year Ended June 30, 2004...............    10.66         0.08           1.50           1.58
 Year Ended June 30, 2003...............    10.69         0.11          (0.03)          0.08
 Year Ended June 30, 2002...............    12.18         0.16          (1.39)         (1.23)
 Year Ended June 30, 2001...............    13.80         0.28          (0.84)         (0.56)

                                                  PER SHARE OPERATING PERFORMANCE
                                          -----------------------------------------------
                                                           DISTRIBUTIONS
                                          -----------------------------------------------

                                             NET         NET      RETURN
                                          INVESTMENT   REALIZED     OF          TOTAL
CLASS C                                     INCOME      GAINS     CAPITAL   DISTRIBUTIONS
----------------------------------------  ----------   --------   -------   -------------
INVESTOR BALANCED FUND
 Year Ended June 30, 2005...............    $(0.27)     $   --      $--        $(0.27)
 Year Ended June 30, 2004...............     (0.16)         --       --         (0.16)
 Year Ended June 30, 2003...............     (0.21)         --       --         (0.21)
 Year Ended June 30, 2002...............     (0.27)      (0.04)      --         (0.31)
 Year Ended June 30, 2001...............     (0.34)      (0.55)      --         (0.89)
INVESTOR CONSERVATIVE GROWTH FUND
 Year Ended June 30, 2005...............     (0.28)         --       --         (0.28)
 Year Ended June 30, 2004...............     (0.22)         --       --         (0.22)
 Year Ended June 30, 2003...............     (0.28)         --       --         (0.28)
 Year Ended June 30, 2002...............     (0.33)      (0.04)      --         (0.37)
 Year Ended June 30, 2001...............     (0.41)      (0.27)      --         (0.68)
INVESTOR GROWTH FUND
 Year Ended June 30, 2005...............     (0.13)         --       --         (0.13)
 Year Ended June 30, 2004...............        --          --       --            --
 Year Ended June 30, 2003...............        --          --(a)    --(a)         --
 Year Ended June 30, 2002...............     (0.06)      (0.16)      --         (0.22)
 Year Ended June 30, 2001...............     (0.18)      (1.19)      --         (1.37)
INVESTOR GROWTH & INCOME FUND
 Year Ended June 30, 2005...............     (0.20)         --       --         (0.20)
 Year Ended June 30, 2004...............     (0.07)         --       --         (0.07)
 Year Ended June 30, 2003...............     (0.11)         --       --         (0.11)
 Year Ended June 30, 2002...............     (0.17)      (0.09)      --         (0.26)
 Year Ended June 30, 2001...............     (0.27)      (0.79)      --         (1.06)

------------

(a)  Amount is less than $0.01

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                         PER SHARE OPERATING PERFORMANCE
                                         -------------------------------

                                          NET ASSET          TOTAL
                                            VALUE,           RETURN
                                            END OF         (EXCLUDES
                                            PERIOD       SALES CHARGE)
                                         ------------   ----------------

INVESTOR BALANCED FUND
  Year Ended June 30, 2005..............    $11.96             6.53%
  Year Ended June 30, 2004..............     11.48            10.38
  Year Ended June 30, 2003..............     10.55             3.55
  Year Ended June 30, 2002..............     10.41            (5.92)
  Year Ended June 30, 2001..............     11.38            (1.67)

INVESTOR CONSERVATIVE GROWTH FUND
  Year Ended June 30, 2005..............     11.01             5.45
  Year Ended June 30, 2004..............     10.71             5.81
  Year Ended June 30, 2003..............     10.33             5.01
  Year Ended June 30, 2002..............     10.12            (1.85)
  Year Ended June 30, 2001..............     10.68             2.72

INVESTOR GROWTH FUND
  Year Ended June 30, 2005..............     13.44             7.16
  Year Ended June 30, 2004..............     12.66            18.99
  Year Ended June 30, 2003..............     10.64            (2.26)
  Year Ended June 30, 2002..............     10.89           (13.74)
  Year Ended June 30, 2001..............     12.86            (7.01)

INVESTOR GROWTH & INCOME FUND
  Year Ended June 30, 2005..............     12.78             6.71
  Year Ended June 30, 2004..............     12.17            14.88
  Year Ended June 30, 2003..............     10.66             0.82
  Year Ended June 30, 2002..............     10.69           (10.19)
  Year Ended June 30, 2001..............     12.18            (4.40)

                                                                RATIOS/SUPPLEMENTAL DATA:
                                          ---------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS:
                                                       --------------------------------------------------------
                                             NET                                     EXPENSES
                                            ASSETS                   NET         WITHOUT WAIVERS
                                            END OF                INVESTMENT      REIMBURSEMENTS      PORTFOLIO
                                            PERIOD       NET        INCOME         AND EARNINGS       TURNOVER
                                           (000'S)     EXPENSES     (LOSS)           CREDITS            RATE
                                          ----------   --------   ----------   --------------------   ---------
INVESTOR BALANCED FUND
  Year Ended June 30, 2005..............   $106,198      1.15%       1.87%             1.22%             22%
  Year Ended June 30, 2004..............     89,635      1.20        1.48              1.22              10
  Year Ended June 30, 2003..............     43,506      1.24        2.13              1.24              21
  Year Ended June 30, 2002..............     23,272      1.23        2.40              1.23              20
  Year Ended June 30, 2001..............     17,397      1.20        2.93              1.22               7
INVESTOR CONSERVATIVE GROWTH FUND
  Year Ended June 30, 2005..............     78,449      1.17        2.37              1.24              20
  Year Ended June 30, 2004..............     59,299      1.22        2.08              1.23               7
  Year Ended June 30, 2003..............     27,162      1.24        2.87              1.24              11
  Year Ended June 30, 2002..............     11,674      1.23        3.16              1.23               9
  Year Ended June 30, 2001..............      7,336      1.20        3.75              1.22               8
INVESTOR GROWTH FUND
  Year Ended June 30, 2005..............     81,386      1.18        0.14              1.32              23
  Year Ended June 30, 2004..............     70,615      1.25       (0.36)             1.32              14
  Year Ended June 30, 2003..............     40,523      1.25       (0.14)             1.35              16
  Year Ended June 30, 2002..............     26,076      1.23        0.22              1.31              29
  Year Ended June 30, 2001..............     18,900      1.20        1.23              1.27               7
INVESTOR GROWTH & INCOME FUND
  Year Ended June 30, 2005..............    102,239      1.17        1.02              1.24              27
  Year Ended June 30, 2004..............     89,919      1.23        0.63              1.23              12
  Year Ended June 30, 2003..............     49,205      1.25        1.04              1.25              23
  Year Ended June 30, 2002..............     29,644      1.23        1.36              1.23              25
  Year Ended June 30, 2001..............     18,361      1.20        2.10              1.24               6

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 24

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                               INVESTMENT OPERATIONS
                                                      ----------------------------------------
                                                                    NET REALIZED
                                                                        AND
                                          NET ASSET      NET         UNREALIZED       TOTAL
                                           VALUE,     INVESTMENT       GAINS           FROM
                                          BEGINNING     INCOME      (LOSSES) ON     INVESTMENT
SELECT CLASS                              OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS
----------------------------------------  ---------   ----------   --------------   ----------

INVESTOR BALANCED FUND (a)
 Year Ended June 30, 2005...............   $11.57       $0.33          $ 0.53         $ 0.86
 Year Ended June 30, 2004...............    10.63        0.26            0.94           1.20
 Year Ended June 30, 2003...............    10.48        0.30            0.15           0.45
 Year Ended June 30, 2002...............    11.44        0.40           (0.95)         (0.55)
 Year Ended June 30, 2001...............    12.52        0.46           (0.53)         (0.07)

INVESTOR CONSERVATIVE GROWTH FUND (a)
 Year Ended June 30, 2005...............    10.76        0.35            0.32           0.67
 Year Ended June 30, 2004...............    10.37        0.32            0.39           0.71
 Year Ended June 30, 2003...............    10.15        0.38            0.22           0.60
 Year Ended June 30, 2002...............    10.71        0.43           (0.52)         (0.09)
 Year Ended June 30, 2001...............    11.09        0.52           (0.11)          0.41

INVESTOR GROWTH FUND (a)
 Year Ended June 30, 2005...............    13.08        0.14            0.91           1.05
 Year Ended June 30, 2004...............    10.89        0.08            2.13           2.21
 Year Ended June 30, 2003...............    11.11        0.08           (0.23)         (0.15)
 Year Ended June 30, 2002...............    13.06        0.16           (1.83)         (1.67)
 Year Ended June 30, 2001...............    15.33        0.32           (1.15)         (0.83)

INVESTOR GROWTH & INCOME FUND (a)
 Year Ended June 30, 2005...............    12.23        0.25            0.69           0.94
 Year Ended June 30, 2004...............    10.71        0.18            1.52           1.70
 Year Ended June 30, 2003...............    10.73        0.20           (0.02)          0.18
 Year Ended June 30, 2002...............    12.21        0.27           (1.39)         (1.12)
 Year Ended June 30, 2001...............    13.84        0.42           (0.86)         (0.44)

                                                  PER SHARE OPERATING PERFORMANCE
                                          -----------------------------------------------
                                                           DISTRIBUTIONS
                                          -----------------------------------------------

                                             NET         NET      RETURN
                                          INVESTMENT   REALIZED     OF          TOTAL
SELECT CLASS                                INCOME      GAINS     CAPITAL   DISTRIBUTIONS
----------------------------------------  ----------   --------   -------   -------------
INVESTOR BALANCED FUND (a)
 Year Ended June 30, 2005...............    $(0.37)     $   --    $   --       $(0.37)
 Year Ended June 30, 2004...............     (0.26)         --        --        (0.26)
 Year Ended June 30, 2003...............     (0.30)         --        --        (0.30)
 Year Ended June 30, 2002...............     (0.37)      (0.04)       --        (0.41)
 Year Ended June 30, 2001...............     (0.46)      (0.55)       --        (1.01)
INVESTOR CONSERVATIVE GROWTH FUND (a)
 Year Ended June 30, 2005...............     (0.38)         --        --        (0.38)
 Year Ended June 30, 2004...............     (0.32)         --        --        (0.32)
 Year Ended June 30, 2003...............     (0.38)         --        --        (0.38)
 Year Ended June 30, 2002...............     (0.43)      (0.04)       --        (0.47)
 Year Ended June 30, 2001...............     (0.52)      (0.27)       --        (0.79)
INVESTOR GROWTH FUND (a)
 Year Ended June 30, 2005...............     (0.21)         --        --        (0.21)
 Year Ended June 30, 2004...............        --          --     (0.02)       (0.02)
 Year Ended June 30, 2003...............     (0.06)         --     (0.01)       (0.07)
 Year Ended June 30, 2002...............     (0.12)      (0.16)       --        (0.28)
 Year Ended June 30, 2001...............     (0.25)      (1.19)       --        (1.44)
INVESTOR GROWTH & INCOME FUND (a)
 Year Ended June 30, 2005...............     (0.32)         --        --        (0.32)
 Year Ended June 30, 2004...............     (0.18)         --        --        (0.18)
 Year Ended June 30, 2003...............     (0.20)         --        --        (0.20)
 Year Ended June 30, 2002...............     (0.27)      (0.09)       --        (0.36)
 Year Ended June 30, 2001...............     (0.40)      (0.79)       --        (1.19)

------------

(a)  Effective February 19, 2005, Class I was renamed Select Class.

See notes to financial statements.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                         PER SHARE OPERATING PERFORMANCE
                                         -------------------------------

                                          NET ASSET
                                            VALUE,
                                            END OF           TOTAL
                                            PERIOD           RETURN
                                         ------------   ----------------

INVESTOR BALANCED FUND (a)
  Year Ended June 30, 2005..............    $12.06             7.53%
  Year Ended June 30, 2004..............     11.57            11.40
  Year Ended June 30, 2003..............     10.63             4.57
  Year Ended June 30, 2002..............     10.48            (4.90)
  Year Ended June 30, 2001..............     11.44            (0.70)

INVESTOR CONSERVATIVE GROWTH FUND (a)
  Year Ended June 30, 2005..............     11.05             6.33
  Year Ended June 30, 2004..............     10.76             6.90
  Year Ended June 30, 2003..............     10.37             6.11
  Year Ended June 30, 2002..............     10.15            (0.89)
  Year Ended June 30, 2001..............     10.71             3.73

INVESTOR GROWTH FUND (a)
  Year Ended June 30, 2005..............     13.92             8.07
  Year Ended June 30, 2004..............     13.08            20.30
  Year Ended June 30, 2003..............     10.89            (1.26)
  Year Ended June 30, 2002..............     11.11           (12.93)
  Year Ended June 30, 2001..............     13.06            (6.02)

INVESTOR GROWTH & INCOME FUND (a)
  Year Ended June 30, 2005..............     12.85             7.73
  Year Ended June 30, 2004..............     12.23            15.98
  Year Ended June 30, 2003..............     10.71             1.87
  Year Ended June 30, 2002..............     10.73            (9.23)
  Year Ended June 30, 2001..............     12.21            (3.51)

                                                                RATIOS/SUPPLEMENTAL DATA:
                                          ---------------------------------------------------------------------
                                                                    RATIOS TO AVERAGE NET ASSETS:
                                                       --------------------------------------------------------
                                             NET                                     EXPENSES
                                            ASSETS                   NET         WITHOUT WAIVERS
                                            END OF                INVESTMENT      REIMBURSEMENTS      PORTFOLIO
                                            PERIOD       NET        INCOME         AND EARNINGS       TURNOVER
                                           (000'S)     EXPENSES     (LOSS)           CREDITS            RATE
                                          ----------   --------   ----------   --------------------   ---------
INVESTOR BALANCED FUND (a)
  Year Ended June 30, 2005..............   $ 70,610      0.22%       2.78%             0.31%             22%
  Year Ended June 30, 2004..............     67,083      0.21        2.43              0.21              10
  Year Ended June 30, 2003..............     48,314      0.24        3.08              0.24              21
  Year Ended June 30, 2002..............     45,136      0.22        3.37              0.23              20
  Year Ended June 30, 2001..............     60,442      0.20        3.94              0.22               7
INVESTOR CONSERVATIVE GROWTH FUND (a)
  Year Ended June 30, 2005..............     17,142      0.23        3.25              0.27              20
  Year Ended June 30, 2004..............     67,026      0.23        2.99              0.23               7
  Year Ended June 30, 2003..............     57,536      0.24        3.78              0.24              11
  Year Ended June 30, 2002..............     57,251      0.23        4.13              0.23               9
  Year Ended June 30, 2001..............     58,396      0.20        4.71              0.22               8
INVESTOR GROWTH FUND (a)
  Year Ended June 30, 2005..............     34,529      0.25        1.06              0.41              23
  Year Ended June 30, 2004..............     35,731      0.25        0.61              0.32              14
  Year Ended June 30, 2003..............     30,993      0.25        0.85              0.35              16
  Year Ended June 30, 2002..............     35,237      0.23        1.35              0.31              29
  Year Ended June 30, 2001..............     53,171      0.20        2.38              0.27               7
INVESTOR GROWTH & INCOME FUND (a)
  Year Ended June 30, 2005..............     64,333      0.23        2.05              0.27              27
  Year Ended June 30, 2004..............    211,071      0.23        1.59              0.23              12
  Year Ended June 30, 2003..............    173,085      0.25        2.00              0.25              23
  Year Ended June 30, 2002..............    176,206      0.23        2.35              0.23              25
  Year Ended June 30, 2001..............    160,441      0.20        3.18              0.24               6

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 26

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   JPMorgan Trust II ("JPM II") (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company.

   The following are the four separate funds of the Trust (collectively, the "Funds") covered by this report:

    FUND                                                                   CLASSES OFFERED
    ----                                                                   ---------------
    Investor Balanced Fund............................    Class A, Class B, Class C and Select Class

    Investor Conservative Growth Fund.................    Class A, Class B, Class C and Select Class

    Investor Growth Fund..............................    Class A, Class B, Class C and Select Class

    Investor Growth & Income Fund.....................    Class A, Class B, Class C and Select Class

   Effective February 19, 2005, each Fund name was changed from One Group to JPMorgan with the approval of the Board of Trustees. Effective February 19, 2005, Class I was renamed Select Class.

   Prior to February 19, 2005, the Funds were a separate series of the One Group Mutual Funds, an open-end investment company established as a Massachusetts business trust. On August 12, 2004, the Board of Trustees of the then existing Trust approved an Agreement and Plan of Reorganization regarding the reorganization of each series of the Trust into a corresponding series of JPM II.

   At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of the Trust approved the Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of the Trust as a corresponding series of JPM II. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPM II. Each corresponding series of JPM II had no assets, liabilities or operations prior to the reorganization. This event had no impact on the net assets or results of operations of the Funds.

   Effective February 19, 2005, the investment goals and concentration policy of each of the Funds was amended pursuant to shareholder approval to allow investment in JPMorgan Funds as well as the former One Group Funds. Prior to that date, the Funds' investments in other mutual funds were limited to former One Group Funds.

   Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS

   Investments in JPMorgan Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

   Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

   C. ALLOCATION OF INCOME AND EXPENSES

   Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   D. FEDERAL INCOME TAXES

   Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

   E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income generally declared and paid quarterly, except for the Investor Conservative Growth Fund, which is generally declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                  ACCUMULATED
                                                                                 UNDISTRIBUTED/      ACCUMULATED
                                                                               (OVERDISTRIBUTED)     NET REALIZED
                                                                                 NET INVESTMENT     GAIN (LOSS) ON
    FUND                                                     PAID-IN-CAPITAL         INCOME          INVESTMENTS
    ----                                                     ---------------   ------------------   --------------
    Investor Balanced Fund.................................  $            --(b)       $5,308            $(5,308)
    Investor Conservative Growth Fund......................               (1)          1,592             (1,591)
    Investor Growth Fund...................................           (7,787)          7,787                 --
    Investor Growth & Income Fund..........................           (9,690)          9,690                 --

   ---------------

   (b) Amount rounds to less than one thousand

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   A. INVESTMENT ADVISORY FEE

   Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Chase Bank, N.A. ("JPMCB"), which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly equal to 0.05% of the average daily net assets of the Funds.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

 28

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

   B. ADMINISTRATION FEE

   Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of each Fund's daily net assets on the first $500 million, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

   Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

   C. DISTRIBUTION FEES

   Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor") (formerly One Group Dealer Services, Inc.), a wholly-owned subsidiary of JPMorgan, serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Funds' underwriter.

   The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                       RATE AS OF
    CLASS                                                           FEBRUARY 19, 2005
    -----                                                           -----------------
    A...........................................................          0.25%

    B...........................................................          0.75%

    C...........................................................          0.75%

   In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges ("CDSC") from the redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales changes have been waived. For the year ended June 30, 2005, the Distributor received the following amounts (in thousands):

                                                                  FRONT-END
    FUND                                                            SALES        CDSC
    ----                                                          ---------      ----
    Investor Balanced Fund......................................    $9,610      $1,548

    Investor Conservative Growth Fund...........................     5,420         851

    Investor Growth Fund........................................     3,843       1,285

    Investor Growth & Income Fund...............................     9,971       1,872

   Prior to February 19, 2005, the Trust paid the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. The Distributor had agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund.

   The distributor waived Distribution Fees as outlined in Note 3.F.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   D. SHAREHOLDER SERVICING FEES

   Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to the shareholders. For performing these services, the Distributor receives a fee for Class A, B, C and Select Shares that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets.

   The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

   The shares of the underlying funds in which the Fund invests impose a separate shareholder service fee. To avoid charging a shareholder service fee at an effective rate above 0.25%, the shareholder servicing agent will waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro rata amount of shareholder service fees charged by the underlying funds.

   The Distributor waived shareholder servicing fees as outlined in Note 3.F.

   E. CUSTODIAN AND FUND ACCOUNTING FEES

   On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004 and the Funds continued to be charged a direct fee for those services.

   Prior to February 19, 2005, the Administrator was responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were also transitioned to JPMCB on October 18, 2004 from the prior service provider, but those services were still being paid for under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees are charged as an additional direct fee to the Funds.

   For the year ended June 30, 2005, JPMCB received the following amounts which are included in custodian and accounting fees on the Statement of Operations (amounts in thousands):

Investor Balanced Fund......................................  $32
Investor Conservative Growth Fund...........................   17
Investor Growth Fund........................................   22
Investor Growth & Income Fund...............................   35

   The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

   F. WAIVERS AND REIMBURSEMENTS

   The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the annual percentages of average daily net assets as follows:
   Class A - 0.50%; Class B - 1.25%; Class C - 1.25%; Select Class - 0.25%.

   The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

 30

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   For the period ended June 30, 2005, the Funds' service providers waived fees and contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                                                                        VOLUNTARY
                                                    CONTRACTUAL WAIVERS                                  WAIVERS
                                                    -------------------                                 ---------
                           INVESTMENT                      SHAREHOLDER                                 INVESTMENT
    FUND                    ADVISORY     ADMINISTRATION     SERVICING     DISTRIBUTION    TOTAL         ADVISORY
    ----                   ----------    --------------     ---------     ------------    -----        ----------
    Investor Balanced
      Fund...............     $ --            $ 14           $1,190           $439        $1,643           $49
    Investor Conservative
      Growth Fund........       27              47              583            205           862            --
    Investor Growth
      Fund...............      492             279              837            245         1,853            --
    Investor Growth &
      Income Fund........       45              15            1,299            454         1,813             4

   G. OTHER

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

4. INVESTMENT TRANSACTIONS

   During the year ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------     -----
    Investor Balanced Fund......................................  $547,136     $339,041

    Investor Conservative Growth Fund...........................   198,429      147,595

    Investor Growth Fund........................................   293,839      245,208

    Investor Growth & Income Fund...............................   464,434      477,409

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

                                                                    GROSS           GROSS        NET UNREALIZED
                                                   AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
    FUND                                              COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
    ----                                           ---------     ------------    ------------    --------------
    Investor Balanced Fund.......................  $1,616,573      $ 83,481        $(2,349)         $ 81,132

    Investor Conservative Growth Fund............     762,391        28,564         (1,613)         $ 26,951

    Investor Growth Fund.........................   1,069,007        93,398         (5,554)           87,844

    Investor Growth & Income Fund................   1,669,055       113,233         (2,819)          110,414

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid) (amounts in thousands):

                                                         DISTRIBUTIONS PAID FROM:
                                        ----------------------------------------------------------
                                           NET             NET                           TOTAL        DISTRIBUTIONS
                                        INVESTMENT      LONG TERM      TAX RETURN    DISTRIBUTIONS     PAYABLE AT
    FUND                                  INCOME      CAPITAL GAINS    OF CAPITAL        PAID         JUNE 30, 2005
    ----                                ----------    -------------    ----------    -------------    -------------
    Investor Balanced Fund............   $41,114         $5,308           $--           $46,422           $813

    Investor Conservative Growth
      Fund............................    22,221          1,591            --            23,812            165

    Investor Growth Fund..............    12,424             --            --            12,424             73

    Investor Growth & Income Fund.....    37,888             --            --            37,888            369

   The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows: (Total distributions paid may differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid) (amounts in thousands):

                                                         DISTRIBUTIONS PAID FROM:
                                        ----------------------------------------------------------
                                           NET             NET                           TOTAL        DISTRIBUTIONS
                                        INVESTMENT      LONG TERM      TAX RETURN    DISTRIBUTIONS     PAYABLE AT
    FUND                                  INCOME      CAPITAL GAINS    OF CAPITAL        PAID         JUNE 30, 2004
    ----                                ----------    -------------    ----------    -------------    -------------
    Investor Balanced Fund............   $18,827           $--            $ --          $18,827          $6,195

    Investor Conservative Growth
      Fund............................    10,969            --              --           10,969           1,532

    Investor Growth Fund..............       662            --             510            1,172              --

    Investor Growth & Income Fund.....    14,717            --              --           14,717           3,930

   At June 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                                      CURRENT
                                                                                   DISTRIBUTABLE
                                                                                 LONG-TERM CAPITAL
                                                                  CURRENT           GAIN OR TAX          UNREALIZED
                                                               DISTRIBUTABLE     BASIS CAPITAL LOSS     APPRECIATION
    FUND                                                      ORDINARY INCOME        CARRYOVER         (DEPRECIATION)
    ----                                                      ---------------    ------------------    --------------
    Investor Balanced Fund..................................       $--                $  6,939            $ 81,132

    Investor Conservative Growth Fund.......................        --                   5,434              26,951

    Investor Growth Fund....................................        --                 (23,625)             87,844

    Investor Growth & Income Fund...........................        --                 (23,539)            110,414

   For all of the Funds, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals.

   As of June 30, 2005, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                            EXPIRES
                                                                  ----------------------------
                                                                   2011       2012      TOTAL
                                                                   ----       ----      -----
    Investor Growth Fund........................................  $19,945    $3,680    $23,625

    Investor Growth & Income Fund...............................   18,078     5,461     23,539

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

 32

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2005, none of the Funds had post October capital losses to defer to July 1, 2005.

6. BORROWINGS

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Lending Facility ("Facility") The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

   In addition, effective November 23, 2004, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   Prior to November 23, 2004, the Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings were payable at a rate determined by State Street at the time of borrowing. This agreement was terminated as of November 23, 2004.

   As of June 30, 2005, none of the Funds had outstanding borrowings from another fund or from the unsecured uncommitted credit facility. Additionally, during the year ended June 30, 2005, none of the Funds incurred interest expense from interfund lending.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. LEGAL MATTERS

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004. In addition, the Advisor has agreed to undertakings relating to and has commenced implementation of among other things, (i) governance changes designed to maintain the independence of the Board of

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former President and Chief Executive Officer of the Trust and a former senior managing director of the Advisor, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees.

   On April 11, 2005, the West Virginia Attorney General filed a lawsuit against the Advisor, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. This lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

   The above lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made. The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 34

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Trustees
of JPMorgan Trust II:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund, and JPMorgan Investor Growth & Income Fund, four separate funds of JPMorgan Trust II (hereafter collectively referred to as the "Funds") at June 30, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 18, 2005

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                            FUND COMPLEX
POSITIONS WITH                   PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                 DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
--------------------------   -----------------------------   --------------------   -----------------------------
INDEPENDENT TRUSTEES

William J. Armstrong         Retired; Vice President &               114            None.
(1941); Trustee of Trust     Treasurer of Ingersoll-Rand
since 2005; Trustee of       Company (manufacturer of
heritage JPMorgan Funds      industrial equipment)
since 1987.                  (1972-2000).


Roland R. Eppley, Jr.        Retired; President & Chief              114            Director, Janel Hydro, Inc.
(1932); Trustee of Trust     Executive Officer, Eastern                             (automotive) (1993-present).
since 2005; Trustee of       Sales Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn                 President and Chief Executive           113*           Director, Cardinal Health,
(1947); Trustee since        Officer of Gardner, Inc.                               Inc (CAH) (1994-present).
2005; Trustee of heritage    (wholesale distributor to
One Group Mutual Funds       outdoor power equipment
since 1998.                  industry) (1979- present).


Dr. Matthew Goldstein        Chancellor of the City                  114            Trustee of Bronx-Lebanon
(1941); Trustee of Trust     University of New York                                 Hospital Center
since 2005; Trustee of       (1999-present); President,                             (1992-present); Director of
heritage JPMorgan Funds      Adelphi University (New York)                          New Plan Excel Realty Trust,
since 2003.                  (1998-1999).                                           Inc. (real estate investment
                                                                                    trust) (2000-present);
                                                                                    Director of Lincoln Center
                                                                                    Institute for the Arts in
                                                                                    Education (1999-present).


Robert J. Higgins (1945);    Retired; Director of                    114            Director of Providian
Trustee of Trust since       Administration of the State                            Financial Corp. (banking)
2005; Trustee of heritage    of Rhode Island (2003-2004);                           (2002-present).
JPMorgan Funds since 2002.   President-Consumer Banking
                             and Investment Services,
                             Fleet Boston Financial
                             (1971-2001).


Peter C. Marshall            Self-employed business                  113*           None.
(1942); Trustee of Trust     consultant (2002-present);
since 2005; Trustee of       Senior Vice President, W.D.
heritage One Group Mutual    Hoard, Inc. (corporate parent
Funds since 1985.            of DCI Marketing, Inc.)
                             (2000-2002); President, DCI
                             Marketing, Inc. (1992-2000).


Marilyn McCoy                Vice President of                       113*           Director, Mather LifeWays
(1948); Trustee of Trust     Administration and Planning,                           (1994- present); Director,
since 2005; Trustee of       Northwestern University                                Carleton College
heritage One Group Mutual    (1985-present).                                        (2003-present).
Funds since 1999.


William G. Morton, Jr.       Retired; Chairman Emeritus              114            Director of Radio Shack
(1937); Trustee of Trust     (2001-2002), and Chairman and                          Corporation (electronics)
since 2005; Trustee of       Chief Executive Officer,                               (1987- present); Director of
heritage JPMorgan Funds      Boston Stock Exchange                                  The National Football
since 2003.                  (1985-2001).                                           Foundation and College Hall
                                                                                    of Fame (1994-present);
                                                                                    Trustee of the Berklee
                                                                                    College of Music
                                                                                    (1998-present); Trustee of
                                                                                    the Stratton Mountain School
                                                                                    (2001-present).


JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 36

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                            FUND COMPLEX
POSITIONS WITH                   PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                 DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
--------------------------   -----------------------------   --------------------   -----------------------------
Robert A. Oden, Jr.          President, Carleton College             113*           Director, American University
(1946); Trustee of Trust     (2002-present); President,                             in Cairo.
since 2005; Trustee of       Kenyon College (1995-2002).
heritage One Group Mutual
Funds since 1997.


Fergus Reid, III (1932);     Chairman of Lumelite                    114            Trustee of Morgan Stanley
Trustee of Trust             Corporation (plastics                                  Funds (209 portfolios)
(Chairman) since 2005;       manufacturing) (2003-                                  (1995-present).
Trustee (Chairman) of        present); Chairman and Chief
heritage JPMorgan Funds      Executive Officer of Lumelite
since 1987.                  Corporation (1985-2002).


Frederick W. Ruebeck         Advisor, Jerome P. Green &              113*           Director, AMS Group (2001-
(1939); Trustee of Trust     Associates, LLC                                        present); Director, Wabash
since 2005; Trustee of       (broker-dealer)                                        College (1988-present);
heritage One Group Mutual    (2002-present); Investment                             Trustee, Seabury-Western
Funds since 1990.            Officer, Wabash College                                Theological Seminary
                             (2004- present);                                       (1993-present); Chairman,
                             self-employed consultant                               Indianapolis Symphony
                             (January 2000-present);                                Orchestra Foundation
                             Director of Investments, Eli                           (1994-present).
                             Lilly and Company
                             (1988-1999).


James J. Schonbachler        Retired; Managing Director of           114            None.
(1943); Trustee of Trust     Bankers Trust Company
since 2005; Trustee of       (financial services)
heritage JPMorgan Funds      (1968-1998).
since 2001.

INTERESTED TRUSTEE


Leonard M. Spalding, Jr.**   Retired; Chief Executive                114            None.
(1935); Trustee of Trust     Officer of Chase Mutual Funds
since 2005; Trustee of       (investment company)
heritage JPMorgan Funds      (1989-1998); President &
since 1998.                  Chief Executive Officer of
                             Vista Capital Management
                             (investment management)
                             (1990-1998); Chief Investment
                             Executive of Chase Manhattan
                             Private Bank (investment
                             management) (1990-1998).

------------
 (1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.

 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.

** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE TRUST (SINCE)                                  DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and      was head of Fund Administration - Pooled Vehicles from 2000
Chief Compliance Officer       to 2004. Mr. Ungerman held a number of positions in
(2005)                         Prudential Financial's asset management business prior to
                               2000.

Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 38

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE TRUST (SINCE)                                  DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
Assistant Treasurer (2005)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                        ENDING        EXPENSES PAID
                                                     BEGINNING          ACCOUNT       DURING PERIOD     ANNUALIZED
                                                   ACCOUNT VALUE,       VALUE,        JANUARY 1, TO      EXPENSE
                                                  JANUARY 1, 2005    JUNE 30, 2005    JUNE 30, 2005       RATIO
                                                  ----------------   -------------   ----------------   ----------
INVESTOR BALANCED FUND
Class A
            Actual.............................        $1,000           $1,011            $2.39            0.48%
            Hypothetical.......................        $1,000           $1,022            $2.41            0.48%
Class B
            Actual.............................        $1,000           $1,008            $5.48            1.10%
            Hypothetical.......................        $1,000           $1,019            $5.51            1.10%
Class C
            Actual.............................        $1,000           $1,007            $5.47            1.10%
            Hypothetical.......................        $1,000           $1,019            $5.51            1.10%
Select Class
            Actual.............................        $1,000           $1,012            $1.15            0.23%
            Hypothetical.......................        $1,000           $1,024            $1.15            0.23%

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

 40

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                                                        ENDING        EXPENSES PAID
                                                     BEGINNING          ACCOUNT       DURING PERIOD     ANNUALIZED
                                                   ACCOUNT VALUE,     VALUE, JUNE     JANUARY 1, TO      EXPENSE
                                                  JANUARY 1, 2005      30, 2005       JUNE 30, 2005       RATIO
                                                  ----------------   -------------   ----------------   ----------
INVESTOR CONSERVATIVE GROWTH FUND
Class A
            Actual.............................        $1,000           $1,015            $2.45            0.49%
            Hypothetical.......................        $1,000           $1,022            $2.46            0.49%
Class B
            Actual.............................        $1,000           $1,012            $5.59            1.12%
            Hypothetical.......................        $1,000           $1,019            $5.61            1.12%
Class C
            Actual.............................        $1,000           $1,012            $5.59            1.12%
            Hypothetical.......................        $1,000           $1,019            $5.61            1.12%
Select Class
            Actual.............................        $1,000           $1,016            $1.20            0.24%
            Hypothetical.......................        $1,000           $1,024            $1.20            0.24%

INVESTOR GROWTH FUND
Class A
            Actual.............................        $1,000           $1,001            $2.48            0.50%
            Hypothetical.......................        $1,000           $1,022            $2.51            0.50%
Class B
            Actual.............................        $1,000           $  997            $5.55            1.12%
            Hypothetical.......................        $1,000           $1,019            $5.61            1.12%
Class C
            Actual.............................        $1,000           $  997            $5.55            1.12%
            Hypothetical.......................        $1,000           $1,019            $5.61            1.12%
Select Class
            Actual.............................        $1,000           $1,001            $1.24            0.25%
            Hypothetical.......................        $1,000           $1,024            $1.25            0.25%

INVESTOR GROWTH & INCOME FUND
Class A
            Actual.............................        $1,000           $1,004            $2.48            0.50%
            Hypothetical.......................        $1,000           $1,022            $2.51            0.50%
Class B
            Actual.............................        $1,000           $1,001            $5.56            1.12%
            Hypothetical.......................        $1,000           $1,019            $5.61            1.12%
Class C
            Actual.............................        $1,000           $1,001            $5.56            1.12%
            Hypothetical.......................        $1,000           $1,019            $5.61            1.12%
Select Class
            Actual.............................        $1,000           $1,005            $1.19            0.24%
            Hypothetical.......................        $1,000           $1,024            $1.20            0.24%

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTOR FUNDS
--------------------------------------------------------------------------------

TAX LETTER
(UNAUDITED)

INVESTOR BALANCED FUND
INVESTOR CONSERVATIVE GROWTH FUND
INVESTOR GROWTH FUND
INVESTOR GROWTH & INCOME FUND

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate shareholders for the fiscal year ended June 30, 2005:

                                                                   DIVIDEND
                                                                   RECEIVED
                                                                   DEDUCTION
                                                                   ---------
Investor Balanced Fund......................................          6.04%
Investor Conservative Growth Fund...........................         11.49%
Investor Growth Fund........................................        100.00%
Investor Growth & Income Fund...............................          4.81%

For the fiscal year ended June 30, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following represents the amount of ordinary income distributions treated as qualified dividends (amounts in thousands):

                                                                   QUALIFIED
                                                                   DIVIDEND
                                                                    INCOME
                                                                   ---------
Investor Balanced Fund......................................        $ 7,828
Investor Conservative Growth Fund...........................        $ 2,397
Investor Growth Fund........................................        $ 8,683
Investor Growth & Income Fund...............................        $10,672

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended June 30, 2005 (amounts in thousands):

                                                                       LONG-TERM
                                                                      CAPITAL GAIN
                                                                    DISTRIBUTION --
                                                                          20%
                                                                   ------------------
Investor Balanced Fund......................................             $5,308
Investor Conservative Growth Fund...........................             $1,591

JPMORGAN FUNDS             INVESTOR FUNDS ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.




                                                              [JPMORGAN LOGO]
TOG-F-036-AN (8/05)                                           ASSET MANAGEMENT

                          ANNUAL REPORT JUNE 30, 2005





                                 JPMorgan Funds




                                   MUNICIPAL
                                     BOND
                                     FUNDS


                       Arizona Municipal Bond Fund
                       Kentucky Municipal Bond Fund
                       Louisiana Municipal Bond Fund
                       Michigan Municipal Bond Fund
                       Municipal Income Fund
                       Ohio Municipal Bond Fund
                       Short Term Municipal Bond Fund
                       Tax Free Bond Fund
                       West Virginia Municipal Bond Fund





                                                                [JPMORGAN LOGO]
                                                                Asset Management

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter..........................................    2
Portfolio Performance Reviews...............................    3
Schedules of Portfolio Investments..........................   21
Statements of Assets and Liabilities........................   77
Statements of Operations....................................   79
Statements of Changes in Net Assets.........................   81
Financial Highlights........................................   88
Notes to Financial Statements...............................   96
Report of Independent Registered Public Accounting Firm.....  110
Trustees....................................................  111
Officers....................................................  113
Shareholder Expense Examples................................  115
Tax Letter..................................................  117

HIGHLIGHTS

- U.S. economic growth continued to show resiliency.

- Longer-maturity securities were the fiscal year's best performers.

- Bond yields are likely to move higher on any evidence of rising inflation.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 2

JPMORGAN MUNICIPAL BOND FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Municipal Bond Funds for the one-year period ended June 30, 2005. Inside you'll find in-depth information on some of our fixed income municipal bond funds along with an update from the portfolio management team.

WITH DEFLATIONARY FEARS BEHIND US, THE ECONOMY PUSHED FORWARD
U.S. economic growth continued to show resiliency, with 4.2% gross domestic product (GDP) growth for calendar 2004 and 3.8% for the first quarter of 2005. U.S. employment figures maintained a healthy overall pace, ending the period at 5.0%. Inflation remained tame, increasing 2.5% for the one-year period ended June 30, 2005.

LONG-TERM RATES DEFIED FED ACTION
The big surprise in the fixed income market was the reaction to the Federal Reserve tightening at the long end of the yield curve. On June 30, 2004, the Federal Reserve embarked on a tightening campaign that lifted the target federal funds rate from 1.0% to 3.25% at the end of the period. As yields on shorter-maturity securities followed the upward trend, yields at the long end of the curve declined.

During the 12-month period, the yield on the two-year Treasury climbed 96 basis points to yield 3.63% by June 30, 2005. In contrast, the yield on the 10-year Treasury slid 67 basis points to 3.91%, and the 30-year Treasury declined 110 basis points to 4.19% for the same one-year period.

SLOWER GROWTH, DEMAND HELD DOWN RATES
Beginning in the second half of 2004, rising commodity prices, particularly for crude oil, elevated the economy's inflationary risks. But the bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As such, the market managed to keep downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

RETURNS MORE ATTRACTIVE FOR LONGER BONDS
Given the prominence of the yield-curve flattening, longer-maturity securities were the fiscal year's best performers. In terms of sectors, most of the higher-quality spread (non-Treasury) sectors outperformed comparable-duration Treasuries for the year. Among the sectors, commercial mortgage-backed securities were the best performers, followed by mortgage-backed and asset-backed securities.

While corporate and high-yield securities rallied along with the equity market in the second half of 2004. Performance was relatively flat in the first half of 2005 due to significant weakness in the auto sector, which plunged on the downgrades of Ford and General Motors to below-investment-grade status. In addition, after a strong finish to 2004, the high-yield market cooled in the first few months of 2005 before bouncing back late in the 12-month period.

LOW YIELDS APPEAR VULNERABLE
Given our expectations for stronger U.S. and global growth in the second half of 2005, and the consequent risk of an upsurge in inflation, current low bond yields appear vulnerable to a correction. Bond yields are likely to move higher on any evidence of rising inflation. We also are concerned that high energy prices will cause inflation to accelerate and growth to slow.

We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation. We expect the Fed to end its tightening cycle at approximately 4% toward the end of 2005, with yields rising across the curve. Yet, if interest rates stabilize and core inflation remains under control, the stage could be set for a meaningful market recovery.

On behalf of all of us at JPMorgan Asset Management, thank you for the continued confidence and trust that you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN ARIZONA MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Select Class Shares offered a total return of 5.18% for the 12 months ended June 30, 2005. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the municipal market was the Federal Reserve's tightening campaign, which drove short-term rates higher during the Fund's fiscal year. Unlike previous periods of Fed rate hikes, this campaign has not generated a similar upward response from longer-term bonds. In fact, yields on intermediate- and long-term bonds actually declined throughout the year, creating a very flat yield curve earlier than normal in a tightening cycle.

Following the positive trend of the national economy, Arizona's fiscal condition improved during the fiscal year. This is reflected in the state's stable credit-rating status. On the technical front, new issuance of Arizona paper declined 4.6% during the year, while issuance for the municipal market as a whole increased by 2.5%. As a result, the yield difference, or spread, between Arizona issues and the national market remained stable over the period.

HOW WAS THE FUND MANAGED?
Through most of the fiscal year, we maintained a shorter duration than the benchmark in anticipation of higher interest rates. The Fund's shorter duration, coupled with the drop in longer-term rates, contributed to the Fund's relative underperformance. In addition, the benchmark contains issues from all states, giving it exposure to issues and sectors our Arizona-specific fund cannot have.

We continued to be cautious of sectors that have been under financial pressure, including uninsured healthcare and corporate-backed issues. A reduction in Medicare reimbursements and a slow-growth economy challenged many issuers in these sectors, causing yield spreads to widen and credit ratings to slip. In addition, we have also avoided tobacco and airport bonds, awaiting better outlooks for these industries.

We also managed the Fund with shareholders' tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rates hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark.* We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS

Fund Inception .............................................   January 20, 1997

Fiscal Year End ............................................   June 30

Net Assets as of 6/30/2005 (in Thousands) ..................   $138,785

Primary Benchmark ..........................................   Lehman Brothers 3-15 Year Municipal Bond Index

MATURITY DISTRIBUTION**

Less than 1 Year......................4.0%

1-5 Years............................44.4%

6-10 Years...........................40.5%

11-20 Years..........................11.1%

SECTOR DISTRIBUTION**

Municipal Bonds/Notes..............  97.9%

Other Assets in Excess of
 Liabilities.......................   2.1%

(Alternative Minimum Tax...........   4.2%)


QUALITY BREAKDOWN**

AAA................................  79.7%

AA.................................  16.2%

A..................................   4.1%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17 year) Maturities Index. The benchmark change will be effective November 1, 2005.
** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 4

JPMORGAN ARIZONA MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                              1/20/97
  Without Sales Charge                                              4.87%       5.20%       4.56%
    With Sales Charge*                                              0.15%       4.24%       4.09%
----------------------------------------------------------------------------------------------------
  Class B                                              1/20/97
    Without CDSC                                                    4.10%       4.52%       3.58%
    With CDSC**                                                    -0.90%       4.18%       3.58%
----------------------------------------------------------------------------------------------------
  Class C                                              2/18/05
    Without CDSC                                                    4.18%       4.53%       3.72%
    With CDSC***                                                    3.18%       4.53%       3.72%
----------------------------------------------------------------------------------------------------
  Select Class                                         1/20/97      5.18%       5.47%       4.97%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                            SELECT CLASS              INDEX                  INDEX           MUNICIPAL FUND INDEX
                                            ------------       -------------------    --------------------   --------------------
6/95                                         1000000                1000000                1000000                1000000
6/96                                         1039970                1055380                1061180                1050290
6/97                                         1115810                1129830                1142160                1121680
6/98                                         1189140                1212800                1231270                1199690
6/99                                         1212260                1248300                1267620                1226180
6/00                                         1244560                1298150                1319150                1259910
6/01                                         1343010                1417570                1440670                1369490
6/02                                         1431050                1518950                1543350                1452870
6/03                                         1546370                1653270                1672970                1557720
6/04                                         1543780                1661320                1684270                1561740
6/05                                         1624070                1759270                1795090                1646180

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The JPMorgan Arizona Municipal Bond Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund, prior to January 20, 1997, includes the performance of the common trust fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Arizona Municipal Bond Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Intermediate Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Intermediate Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN KENTUCKY MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Select Class Shares posted a total return of 5.36% for the fiscal year ended June 30, 2005. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the municipal market was the Federal Reserve's tightening campaign, which drove short-term rates higher during the Fund's fiscal year. Unlike previous periods of Fed rate hikes, this campaign has not generated a similar response from longer-term bonds. In fact, yields on intermediate- and long-term bonds actually declined throughout the year, creating a very flat yield curve earlier than normal in a tightening cycle.

Kentucky's fiscal condition improved marginally throughout the period. On the technical front, new issues of Kentucky paper declined by approximately 16% during the 12 months, compared to an increase of 2.5% for the national market as a whole. As a result, the relative trading level of Kentucky issues versus that of other states remained unchanged.

HOW WAS THE FUND MANAGED?
Maintaining a shorter duration in anticipation of rising interest rates -- and falling bond prices -- led to the Fund's performance shortfall. As longer-term yields declined -- and bond prices rose -- during the year, longer-duration portfolios generally outperformed shorter-duration strategies. In addition, the benchmark contains issues from all states, giving it exposure and return potential from issues and sectors our fund does not have.

Given the limited universe of Kentucky securities, we usually don't intentionally avoid any market sectors or securities. Nevertheless, we continued to be cautious of a number of sectors that remained under pressure, including uninsured healthcare and corporate-backed issues. A reduction in Medicare reimbursements and a slow-growth economy have challenged many issuers in these sectors, causing yield spreads to widen and credit ratings to slip. In addition, we have also avoided tobacco and airport bonds, awaiting better outlooks for these industries.

We also managed the Fund with shareholders' tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark.* We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS
Fund Inception .............................................   March 12, 1993
Fiscal Year End ............................................   June 30
Net Assets as of 6/30/2005 (in Thousands) ..................   $112,877
Primary Benchmark ..........................................   Lehman Brothers 3-15 Year Municipal Bond Index

MATURITY DISTRIBUTION**
Less than 1 Year...................   8.8%
1-5 Years..........................  38.9%
6-10 Years.........................  39.2%
11-20 Years........................  13.1%

SECTOR DISTRIBUTION**
Municipal Bonds/Notes..............  99.1%
Investment Companies...............   0.9%
Other Assets in Excess of
  Liabilities......................   0.0%
(Alternative Minimum Tax...........   3.4%)

QUALITY BREAKDOWN**
AAA................................  67.4%
AA.................................  20.6%
A..................................   8.2%
BBB................................   1.0%
Other/Not Rated....................   2.8%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17


   year) Maturities Index. The benchmark change will be effective November 1, 2005.
** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 6

JPMORGAN KENTUCKY MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     Inception
                                                   Date of Class   1 Year      5 Year      10 Year
----------------------------------------------------------------------------------------------------
  Class A                                             1/20/95
    Without Sales Charge                                            4.97%       5.14%       4.89%
    With Sales Charge*                                              0.27%       4.16%       4.40%
----------------------------------------------------------------------------------------------------
  Class B                                             3/16/95
    Without CDSC                                                    4.34%       4.47%       4.37%
    With CDSC**                                                    -0.66%       4.13%       4.37%
----------------------------------------------------------------------------------------------------
  Select Class                                        3/12/93       5.36%       5.39%       5.19%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                 LEHMAN BROTHERS 7   LEHMAN BROTHERS 3-   LIPPER INTERMEDIATE
                                                  YEAR MUNICIPAL     15 YEAR MUNICIPAL      MUNICIPAL FUND
                               SELECT CLASS         BOND INDEX           BOND INDEX              INDEX
                               ------------      -----------------   ------------------   ------------
6/95                            1000000.00          1000000.00           1000000.00            1000000.00
6/96                            1063410.00          1055380.00           1061180.00            1050290.00
6/97                            1135270.00          1129830.00           1142160.00            1121680.00
6/98                            1216240.00          1212800.00           1231270.00            1199690.00
6/99                            1241460.00          1248300.00           1267620.00            1226180.00
6/00                            1276630.00          1298150.00           1319150.00            1259910.00
6/01                            1379490.00          1417570.00           1440670.00            1369490.00
6/02                            1460620.00          1518950.00           1543350.00            1452870.00
6/03                            1573510.00          1653270.00           1672970.00            1557720.00
6/04                            1575050.00          1661320.00           1684270.00            1561740.00
6/05                            1659280.00          1759270.00           1795090.00            1646181.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Kentucky Municipal Bond Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Intermediate Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Intermediate Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN LOUISIANA MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Class A Shares posted a total return of 5.20% for the fiscal year. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the municipal market was the Federal Reserve's tightening campaign, which drove short-term rates higher during the Fund's fiscal year. Unlike previous periods of Fed rate hikes, this campaign has not generated a similar response from longer-term bonds. In fact, yields on intermediate- and long-term bonds actually declined throughout the year, creating a very flat yield curve earlier than normal in a tightening cycle.

Following the general trend of the national economy, Louisiana's fiscal condition remained sound during the fiscal year, earning the state a "positive" outlook from Moody's Investors Service, a bond-rating agency. This favorable rating helped keep the relative spread of Louisiana issues stable, even as new issuance during the 12-month period surged approximately 150% over the pace of the prior one-year period.

HOW WAS THE FUND MANAGED?
The Fund's relative performance was primarily a result of our duration strategy. Anticipating an environment of higher interest rates across the yield curve, we maintained a shorter duration throughout the first half of the fiscal year. This worked against relative performance, though, as longer-term interest rates were flat to down, and thus longer-duration strategies benefited. In addition, the benchmark contains bonds from all states, not just Louisiana. Therefore, the benchmark has exposure to industries and market sectors our state-specific fund does not have.

Given the already-limited universe of Louisiana securities, we usually don't intentionally avoid any market sectors or securities. Nevertheless, we continued to be cautious of a number of sectors that remained under pressure, including uninsured healthcare and corporate-backed issues. A reduction in Medicare reimbursements and a slow-growth economy have challenged many issuers in these sectors, causing yield spreads to widen and credit ratings to slip. In addition, we have also avoided tobacco and airport bonds, awaiting better outlooks for these industries.

We also managed the Fund with the shareholders' tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hike. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark.* We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS
Fund Inception .............................................   December 29, 1989
Fiscal Year End ............................................   June 30
Net Assets as of 6/30/2005 (in Thousands) ..................   $107,244
Primary Benchmark ..........................................   Lehman Brothers 3-15 Year Municipal Bond Index

MATURITY DISTRIBUTION**
Less than 1 Year......................7.2%
1-5 Years............................42.1%
6-10 Years...........................35.8%
11-20 Years..........................14.8%
20+ Years.............................0.1%



SECTOR DISTRIBUTION**
Municipal Bonds/Notes..............  95.8%
Investment Companies...............   3.2%
Other Assets in Excess of
  Liabilities......................   1.0%
(Alternative Minimum Tax...........   0.7%)



QUALITY BREAKDOWN**
AAA................................  93.7%
AA.................................   1.0%
A..................................   3.5%
Other/Not Rated....................   1.8%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17 year) Maturities Index. The benchmark change will be effective November 1, 2005.

** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 8

JPMORGAN LOUISIANA MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                            12/29/89
    Without Sales Charge                                            5.20%       5.15%       4.84%
    With Sales Charge*                                              0.45%       4.19%       4.37%
----------------------------------------------------------------------------------------------------
  Class B                                             9/16/94
    Without CDSC                                                    4.48%       4.45%       4.27%
    With CDSC**                                                    -0.52%       4.11%       4.27%
----------------------------------------------------------------------------------------------------
  Select Class                                        3/26/96       5.46%       5.41%       5.05%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]              VALUE OF $10,000 INVESTMENT

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                              CLASS A                 INDEX                  INDEX           MUNICIPAL FUND INDEX
                                              -------          -------------------    --------------------   --------------------
6/95                                           9550.00               10000.00               10000.00               10000.00
6/96                                          10088.30               10554.00               10612.00               10503.00
6/97                                          10748.80               11298.00               11422.00               11217.00
6/98                                          11431.70               12128.00               12313.00               11997.00
6/99                                          11623.50               12483.00               12676.00               12262.00
6/00                                          11919.60               12982.00               13191.00               12599.00
6/01                                          12907.80               14176.00               14407.00               13695.00
6/02                                          13630.30               15190.00               15434.00               14529.00
6/03                                          14662.50               16533.00               16730.00               15577.00
6/04                                          14572.20               16613.00               16843.00               15617.00
6/05                                          15329.80               17593.00               17951.00               16462.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Paragon Louisiana Tax-Free Bond Fund, which consolidated with the Fund on March 26, 1996. Historical performance shown for the Select Class Shares prior to its inception is based on the performance of Class A Shares (without sales charge), the original class offered.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Louisiana Municipal Bond Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Intermediate Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Intermediate Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 4.50% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MICHIGAN MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Select Class Shares posted a total return of 4.97% for the fiscal year ended June 30, 2005. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the municipal market was the Federal Reserve's tightening campaign, which drove short-term rates higher during the Fund's fiscal year. Unlike previous periods of Fed rate hikes, this campaign has not generated a similar response from longer-term bonds. In fact, yields on intermediate- and long-term bonds actually declined throughout the year, creating a very flat yield curve earlier than normal in a tightening cycle.

Michigan's economy continued to struggle, primarily due to the state's significant dependence on the manufacturing sector in general and the auto industry in particular. In response, the national ratings agencies (Moody's Investors Service and Standard & Poor's) lowered the state's credit rating twice within the 18 months prior to June 30, 2005. The yield spread between the national municipal market and the Michigan market faced additional pressures from a surge in new issues -- approximately 152% greater than the level of new issuance in the previous fiscal year. Overall, spreads to credits from other states widened 10-15 basis points on Michigan bonds.

HOW WAS THE FUND MANAGED?
For most of the 12-month period, we kept the Fund's duration shorter than that of the benchmark, because we expected the Fed's tightening policy to lead to rate increases across the yield curve. Nevertheless, rates on intermediate- and long-term bonds declined, and our shorter-duration portfolio did not experience the level of price appreciation of the longer-duration benchmark. Furthermore, the benchmark has exposure to the municipal securities of all states, giving it return potential our single-state fund does not have.

Given the already-limited universe of Michigan securities, we usually don't intentionally avoid any market sectors or securities. Nevertheless, we remain cautious of a number of sectors that have been under pressure, including uninsured healthcare and corporate-backed issues. A reduction in Medicare reimbursements and a slow-growth economy have challenged many issuers in these sectors, causing yield spreads to widen and credit ratings to slip. In addition, we have also avoided tobacco and airport bonds, awaiting better outlooks for these industries.

We also managed the Fund with shareholders' tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark.* We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS
Fund Inception .............................................   February 1, 1993
Fiscal Year End ............................................   June 30
Net Assets as of 6/30/2005 (in Thousands) ..................   $281,093
Primary Benchmark ..........................................   Lehman Brothers 3-15 Year Municipal
                                                               Bond Index

MATURITY DISTRIBUTION**
Less than 1 Year......................4.1%
1-5 Years............................54.4%
6-10 Years...........................23.4%
11-20 Years..........................18.1%

SECTOR DISTRIBUTION**
Municipal Bonds/Notes..............  99.8%
Investment Companies...............   0.2%
Other Assets in Excess of
  Liabilities......................   0.0%
(Alternative Minimum Tax...........   2.0%)

QUALITY BREAKDOWN**
AAA................................  74.5%
AA.................................  20.7%
A..................................   0.4%
BBB................................   2.4%
Other/Not Rated....................   2.0%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17 year) Maturities Index. The benchmark change will be effective November 1, 2005.

** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 10

JPMORGAN MICHIGAN MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                              2/1/93
    Without Sales Charge                                            4.69%       5.55%       5.18%
    With Sales Charge*                                             -0.01%       4.58%       4.70%
----------------------------------------------------------------------------------------------------
  Class B                                             9/23/96
    Without CDSC                                                    4.12%       4.88%       4.48%
    With CDSC**                                                    -0.88%       4.54%       4.48%
----------------------------------------------------------------------------------------------------
  Class C                                             2/18/05
    Without CDSC                                                    4.14%       4.88%       4.56%
    With CDSC***                                                    3.14%       4.88%       4.56%
----------------------------------------------------------------------------------------------------
  Select Class                                         2/1/93       4.97%       5.80%       5.41%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND      LIPPER MICHIGAN
                                            SELECT CLASS              INDEX                  INDEX           MUNICIPAL FUND INDEX
                                            ------------       -------------------    --------------------   --------------------
6/95                                         1000000                1000000                1000000                1000000
6/96                                         1056750                1055380                1061180                1059090
6/97                                         1140170                1129830                1142160                1138380
6/98                                         1239860                1212800                1231270                1227360
6/99                                         1261710                1248300                1267620                1246080
6/00                                         1277920                1298150                1319150                1261740
6/01                                         1396400                1417570                1440670                1380260
6/02                                         1485540                1518950                1543350                1464350
6/03                                         1614560                1653270                1672970                1580190
6/04                                         1613940                1661320                1684270                1576870
6/05                                         1694420                1759270                1795090                1690210

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Pegasus Michigan Municipal Bond Fund, which consolidated with the Fund on March 22, 1999. Historical performance shown for Class B and C Shares prior to their inception is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Michigan Municipal Bond Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Michigan Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Michigan Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL INCOME FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Select Class Shares posted a total return of 5.55% for the fiscal year. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the Fund -- and the entire municipal market -- was the Federal Reserve's interest rate policy. Between June 30, 2004, and June 30, 2005, the Fed raised interest rates nine times, pushing the federal funds rate from 1.0% to 3.25%. Unlike previous tightening campaigns, the current one is unusual in that yields on longer-term bonds (10-year and longer maturities) have bucked the trend and declined. Investors generally expect a flatter yield curve when the Fed raises rates. But the unprecedented size and speed of the current flattening appears to be the result of several factors, including subdued inflation, large foreign holdings of investable dollars and the absence of any new 30-year Treasury bonds.

As a consequence, longer-duration portfolios, or those with greater sensitivity to interest rate changes, performed better than short-duration portfolios. In prior periods of Fed tightening (1994 and 1999), shorter-duration portfolios dramatically outperformed their longer competitors. In addition, the historically low yields coupled with the lack of upward pressure on long-term rates created an expected movement down the credit spectrum and subsequent compression in yield spreads.

HOW WAS THE FUND MANAGED?
In anticipation of higher interest rates, we kept the Fund's duration shorter than that of the benchmark. This strategy worked against the Fund's return for the fiscal year, as the Fund underperformed the benchmark.

The Fund continued to hold a large position of municipal housing bonds, which tend to offer relative price stability and high levels of income throughout all market cycles. In general, the low price volatility and higher income of housing bonds should help generate outperformance during periods of rising rates and lead to "middle-of-the-road" performance during periods of declining interest rates. The unusual rate environment of the fiscal year -- rising short-term rates and declining longer-term rates -- boosted the Fund's expected performance despite the Fed's tightening policy.

We also continued to invest in all market and investment-grade-credit sectors, yet we maintained limited exposure to bonds in the uninsured healthcare and corporate-backed sectors, due to tighter yield spreads and economic pressures facing these areas.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark*. We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS
Fund Inception ....................   February 9, 1993
Fiscal Year End ...................   June 30
Net Assets as of 6/30/2005 (in
  Thousands) ......................   $911,446
Primary Benchmark .................   Lehman Brothers 3-15 Year Municipal Bond
                                      Index

MATURITY DISTRIBUTION**
Less than 1 Year.....................17.8%
1-5 Years............................28.7%
6-10 Years...........................39.0%
11-20 Years..........................14.1%
20+ Years.............................0.4%

SECTOR DISTRIBUTION**
Municipal Bonds/Notes..............  96.2%
Investment Companies...............   3.6%
Other Assets in Excess of
  Liabilities......................   0.2%
(Alternative Minimum Tax...........   6.6%)

QUALITY BREAKDOWN**
AAA................................  58.4%
AA.................................  11.8%
A..................................  12.6%
BBB................................   3.6%
B..................................   0.6%
Other/Not Rated....................  13.0%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17 year) Maturities Index. The benchmark change will be effective November 1, 2005.
** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 12

JPMORGAN MUNICIPAL INCOME FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                             2/23/93
    Without Sales Charge                                            5.25%       5.15%       4.88%
    With Sales Charge*                                              0.52%       4.18%       4.40%
----------------------------------------------------------------------------------------------------
  Class B                                             1/14/94
    Without CDSC                                                    4.53%       4.47%       4.33%
    With CDSC**                                                    -0.47%       4.13%       4.33%
----------------------------------------------------------------------------------------------------
  Class C                                             11/4/97
    Without CDSC                                                    4.55%       4.46%       4.56%
    With CDSC***                                                    3.55%       4.46%       4.56%
----------------------------------------------------------------------------------------------------
  Select Class                                         2/9/93       5.55%       5.40%       5.13%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                                LEHMAN BROTHERS 7     LEHMAN BROTHERS 3-15
                                                               YEAR MUNICIPAL BOND    YEAR MUNICIPAL BOND    LIPPER INTERMEDIATE
                                            SELECT CLASS              INDEX                  INDEX           MUNICIPAL FUND INDEX
                                            ------------       -------------------    --------------------   --------------------
6/95                                         1000000                1000000                1000000                1000000
6/96                                         1055340                1055380                1061180                1050290
6/97                                         1134410                1129830                1142160                1121680
6/98                                         1226300                1212800                1231270                1199690
6/99                                         1263840                1248300                1267620                1226180
6/00                                         1268090                1298150                1319150                1259910
6/01                                         1379110                1417570                1440670                1369490
6/02                                         1459490                1518950                1543350                1452870
6/03                                         1554250                1653270                1672970                1557720
6/04                                         1563110                1661320                1684270                1561740
6/05                                         1649770                1759270                1795090                1646180

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on February 9, 1993. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Municipal Income Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Intermediate Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Intermediate Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN OHIO MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Select Class Shares posted a total return of 5.13% for the fiscal year. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the municipal market was the Federal Reserve's tightening campaign, which drove short-term rates higher during the Fund's fiscal year. Unlike previous periods of Fed rate hikes, this campaign has not generated a similar response from longer-term bonds. In fact, yields on intermediate- and long-term bonds actually declined throughout the year, creating a very flat yield curve earlier than normal in a tightening cycle.

Ohio's fiscal profile, similar to that of most other states, improved along with the national economy during the 12-month period. The national bond ratings services (Moody's Investors Service and Standard & Poor's) affirmed this favorable profile by maintaining a stable credit rating for the state. On the technical front, issuance of Ohio paper declined approximately 4% during the 12 months, while that of the municipal market as a whole increased 2.5%. Despite this favorable supply influence, the Ohio market came under pressure in May, and yield spreads on Ohio credits vs. credits of other states widened 5 to 7 basis points. Spreads subsequently contracted 2 to 3 basis points in June.

HOW WAS THE FUND MANAGED?
The Fund's relative performance shortfall primarily was due to our strategy on duration. Anticipating a higher interest-rate environment, we positioned the Fund with a shorter duration than the benchmark. But in an unusual move, intermediate-and long-term rates did not follow the movement at the short end of the yield curve and instead declined during the period, which caused our shorter-duration strategy to underperform the benchmark's longer-duration positioning. In addition, because the benchmark contains bonds from all states, it has exposure to securities and market sectors our single-state Fund does not have. This also contributed to the Fund's relative underperformance.

Given the already limited universe of Ohio securities, we usually don't intentionally avoid any market sectors or securities. Nevertheless, we continued to be cautious of a number of sectors that remained under pressure, including uninsured healthcare and corporate-backed issues. A reduction in Medicare reimbursements and a slow-growth economy have challenged many issuers in these sectors, causing yield spreads to widen and credit ratings to slip. In addition, we have also avoided tobacco and airport bonds, awaiting better outlooks for these industries.

We also managed the Fund with the shareholders' tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark.* We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS
Fund Inception .............................................   July 2, 1991
Fiscal Year End ............................................   June 30
Net Assets as of 6/30/2005 (in Thousands) ..................   $225,878
Primary Benchmark ..........................................   Lehman Brothers 3-15 Year Municipal Bond Index

MATURITY DISTRIBUTION**
Less than 1 Year......................9.3%
1-5 Years............................36.7%
6-10 Years...........................43.2%
11-20 Years..........................10.8%

SECTOR DISTRIBUTION**
Municipal Bonds/Notes..............  98.6%
Investment Companies...............   0.8%
Other Assets in Excess of
  Liabilities......................   0.6%
(Alternative Minimum Tax...........   0.5%)

QUALITY BREAKDOWN**
AAA................................  67.5%
AA.................................  17.3%
A..................................   6.6%
BBB................................   2.2%
Other/Not Rated....................   6.4%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17 year) Maturities Index. The benchmark change will be effective November 1, 2005.
** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 14

JPMORGAN OHIO MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                             2/18/92
    Without Sales Charge                                            4.85%       5.26%       4.89%
    With Sales Charge*                                              0.11%       4.30%       4.42%
----------------------------------------------------------------------------------------------------
  Class B                                             1/14/94
    Without CDSC                                                    4.21%       4.57%       4.35%
    With CDSC**                                                    -0.79%       4.24%       4.35%
----------------------------------------------------------------------------------------------------
  Class C                                             2/18/05
    Without CDSC                                                    4.25%       4.58%       4.22%
    With CDSC***                                                    3.25%       4.58%       4.22%
----------------------------------------------------------------------------------------------------
  Select Class                                         7/2/91       5.13%       5.52%       5.16%
----------------------------------------------------------------------------------------------------

  * Sales Charge for Class A Shares is 4.50%.

 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                 LEHMAN BROTHERS 7   LEHMAN BROTHERS 3-   LIPPER INTERMEDIATE
                                                  YEAR MUNICIPAL     15 YEAR MUNICIPAL      MUNICIPAL FUND
                               SELECT CLASS         BOND INDEX           BOND INDEX              INDEX
                               ------------      -----------------   ------------------   ------------
6/95                            1000000.00          1000000.00           1000000.00            1000000.00
6/96                            1056810.00          1055380.00           1061180.00            1050290.00
6/97                            1133110.00          1129830.00           1142160.00            1121680.00
6/98                            1214000.00          1212800.00           1231270.00            1199690.00
6/99                            1236400.00          1248300.00           1267620.00            1226180.00
6/00                            1263700.00          1298150.00           1319150.00            1259910.00
6/01                            1372860.00          1417570.00           1440670.00            1369490.00
6/02                            1459730.00          1518950.00           1543350.00            1452870.00
6/03                            1571940.00          1653270.00           1672970.00            1557720.00
6/04                            1572950.00          1661320.00           1684270.00            1561740.00
6/05                            1653670.00          1759270.00           1795090.00            1646181.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on July 2, 1991. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ohio Municipal Bond Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Intermediate Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Intermediate Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry a no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN SHORT TERM MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM FOR THE YEAR?
The Fund's Select Class Shares posted a total return of 2.80% for the one-year ended June 30, 2005. This compares to a 2.65% return for its benchmark, the Lehman Brothers Short Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The Federal Reserve's rate-tightening campaign had the greatest influence on the short-term fixed-income markets -- and the Fund -- during the 12-month period. Between June 30, 2004, and June 30, 2005, the Fed implemented nine 25-basis-point rate increases that pushed the federal funds rate from 1.00% to 3.25%. Rates on other short-term securities followed suit, however, yields on longer-term securities bucked the trend and declined during the period. This created a very flat yield curve earlier than normal in a tightening cycle. In addition, the historically low yields led to an expected movement down the credit spectrum as investors reached for yield and a corresponding narrowing of yield spreads. As a result, the bulk of the Fund's total return came from income, as the Fund's share price remained flat due to the rise in short-term interest rates.

HOW WAS THE FUND MANAGED?
The Fund's outperformance was primarily due to the strategy of maximizing our exposure to higher-yielding securities, including short-term put bonds, municipal housing bonds with relatively fast prepayment schedules, and revenue bonds.

We have generally kept the Fund's duration at the longer end of its policy range to maximize income. Earlier this year, though, we shortened the Fund's duration relative to the benchmark in response to the Fed's continued tightening. At the same time, the benchmark's duration increased slightly. As of fiscal year-end, this shift in our strategy did not have a material impact on the Fund's relative performance. But we believe the Fund is better positioned to weather additional increases in short-term interest rates. Once the current cycle of rising rates is over, we expect to extend the Fund's duration to take advantage of higher yields.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark. In addition, even though spreads are tight, we will attempt to purchase securities in higher-yielding sectors to offset the impact of reducing duration.

FUND FACTS
Fund Inception .............................................   May 4, 1998
Fiscal Year End ............................................   June 30
Net Assets as of 6/30/2005 (in Thousands) ..................   $460,644
Primary Benchmark ..........................................   Lehman Brothers Short Municipal Bond Index

MATURITY DISTRIBUTION*
Less than 1 Year.....................14.1%
1-5 Years............................71.4%
6-10 Years...........................12.4%
20+ Years.............................2.1%

SECTOR DISTRIBUTION*
Municipal Bonds/Notes..............  94.3%
Investment Companies...............   2.7%
Other Assets in Excess of
  Liabilities......................   3.0%
(Alternative Minimum Tax...........  11.4%)

QUALITY BREAKDOWN*
AAA................................  39.6%
AA.................................  23.2%
A..................................  23.9%
BBB................................   9.2%
BB.................................   0.5%
Other/Not Rated....................   3.6%

---------------

* As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 16

JPMORGAN SHORT TERM MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

--------------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
  Class A                                              5/4/98
    Without Sales Charge                                            2.47%       3.61%         3.43%
    With Sales Charge*                                             -0.57%       2.97%         2.99%
--------------------------------------------------------------------------------------------------------
  Class B                                              5/4/98
    Without CDSC                                                    2.01%       3.08%         3.00%
    With CDSC**                                                    -0.99%       3.08%         3.00%
--------------------------------------------------------------------------------------------------------
  Class C                                             11/1/01       2.00%       3.08%         2.91%
--------------------------------------------------------------------------------------------------------
  Select Class                                         5/4/98       2.80%       3.87%         3.74%
--------------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 3%.

** Assumes 3% CDSC (contingent deferred sales charge) for the one year period, and 0% for the five year and since inception periods.

LIFE OF FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                              LEHMAN BROTHERS SHORT    LIPPER SHORT-TERM
                                           SELECT CLASS       MUNICIPAL BOND INDEX    MUNICIPAL FUND INDEX
                                           ------------       ---------------------   --------------------
5/98                                        1000000.00             1000000.00              1000000.00
6/98                                        1012130.00             1003490.00              1003500.00
6/99                                        1044520.00             1040490.00              1038020.00
6/00                                        1075160.00             1080000.00              1070520.00
6/01                                        1145320.00             1161390.00              1133250.00
6/02                                        1202220.00             1230420.00              1178390.00
6/03                                        1259970.00             1289320.00              1217920.00
6/04                                        1264370.00             1297320.00              1226280.00
6/05                                        1299710.00             1349140.00              1252370.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Pegasus Short Municipal Bond Fund for the period before it was consolidated with the Fund on March 22, 1999. Historical performance shown for Class C Shares prior to its inception is based on the performance of Select Class Shares, the original class offered. Prior performance for Class C Shares has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Term Municipal Bond Fund, Lehman Brothers Short Municipal Bond Index, and the Lipper Short-Term Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Short Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of less than three years. The Lipper Short-Term Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN TAX FREE BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund had a total return of 6.82% (Class A Shares) for the one-year period ended June 30, 2005. This compares with a 8.24% return for its benchmark, the Lehman Brothers Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The Fund's high-quality bias hurt performance as lower-quality sectors outperformed. We were overweight in insured paper and high-quality uninsured paper and underweight in hospitals, airports, tobacco debt and other high-yield sectors. Our overweight to non-callable paper detracted as spreads tightened on callable issues and interest rates fell over the course of the period. However, the portfolio benefited from our yield curve posture when the 15-year part of the curve outperformed.

HOW WAS THE FUND MANAGED?
Despite mixed news, the U.S. economy continued to expand over the period with U.S. gross domestic product (GDP) growing at just under 4.0%. Business spending rose along with corporate profits. Private employment increased, albeit more slowly than expected, and unemployment fell to its lowest level since September 2001. Consumer spending remained healthy while personal income grew. Although inflation increased slightly, it seemed well contained. However, oil prices -- which fluctuated throughout the period -- rose to $60-a-barrel at the end of June. The Fed maintained its policy of measured interest-rate increases, raising the federal funds rate from 1.00% at the beginning of July 2004 to 3.25% at the end of June 2005.

Municipals performed well for most of the period. At first, reinvestment demand and light new issuance helped tax-exempt securities to outperform equivalent-maturity Treasuries. Even as demand weakened during the final months of 2004 and new supply emerged, short- to intermediate-municipals kept pace with the broad taxable market. Short-dated yields declined early in 2005 in anticipation of market inflows. However, when the inflows failed to materialize, yields rose once again. Seasonal outflows during April pushed municipal yields lower. Toward period end, the market saw heavy new issuance, mainly in one-year maturities.

For most of the period, we overweighted the intermediate part of the yield curve. However, we altered our curve posture slightly during the spring, selling 12- to 15-month maturities and adding non-call paper because of its superior liquidity. Overall, the portfolio was overweighted to non-callable paper. Throughout the period, we focused our security selection on high-quality issues. We were overweight insured paper and high-quality uninsured paper and underweight hospitals, airports, tobacco debt and other high-yield sectors. We also invested in specialty state paper.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed-income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark. We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS

Fund Inception .............................................   March 1, 1988

Fiscal Year End ............................................   June 30

Net Assets as of 6/30/2005 (in Thousands) ..................   $1,082,096

Primary Benchmark ..........................................   Lehman Brothers Municipal Bond Index


MATURITY DISTRIBUTION*

Less than 1 Year......................6.8%

1-5 Years............................23.3%

6-10 Years...........................33.1%

11-20 Years..........................29.0%

20+ Years.............................7.8%


SECTOR DISTRIBUTION*

Municipal Bonds/Notes..............  98.2%

Investment Companies...............   5.1%

Liabilities in Excess of Other
 Assets............................  -3.3%

(Alternative Minimum Tax...........   0.5%)


QUALITY BREAKDOWN*

AAA................................  61.1%

AA.................................  19.4%

A..................................  12.1%

BBB................................   4.9%

Other/Not Rated....................   2.5%

---------------

* As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 18

JPMORGAN TAX FREE BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                              3/1/88
    Without Sales Charge                                            6.82%       6.21%       5.58%
    With Sales Charge*                                              2.00%       5.24%       5.10%
----------------------------------------------------------------------------------------------------
  Class B                                              4/4/95
    Without CDSC                                                    6.06%       5.50%       4.98%
    With CDSC**                                                     1.06%       5.18%       4.98%
----------------------------------------------------------------------------------------------------
  Select Class                                         2/1/95       7.06%       6.47%       5.85%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]              VALUE OF $10,000 INVESTMENT

                                                                            LEHMAN BROTHERS MUNICIPAL   LIPPER GENERAL MUNICIPAL
                                                         CLASS A                   BOND INDEX                  FUND INDEX
                                                         -------            -------------------------   ------------------------
6/95                                                     9550.00                    10000.00                    10000.00
6/96                                                    10027.20                    10664.00                    10605.00
6/97                                                    10805.10                    11546.00                    11468.00
6/98                                                    11691.90                    12545.00                    12461.00
6/99                                                    11862.20                    12892.00                    12666.00
6/00                                                    12157.10                    13312.00                    12828.00
6/01                                                    13333.30                    14642.00                    14058.00
6/02                                                    14129.40                    15654.00                    14880.00
6/03                                                    15345.10                    17021.00                    16040.00
6/04                                                    15388.10                    17151.00                    16171.00
6/05                                                    16438.90                    18564.00                    17503.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance data includes the performance of the Pegasus Municipal Bond Fund and its predecessor for the period before it was consolidated with the Fund on March 22, 1999.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund, Lehman Brothers Municipal Bond Index, and the Lipper General Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Municipal Bond Index represents the performance of the municipal bond market as a whole. The Lipper General Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 4.50% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW

HOW DID THE FUND PERFORM?
The Fund's Select Class Shares posted a total return of 5.27% for the fiscal year ended June 30, 2005. This compares to a 6.46% return for its benchmark, the Lehman Brothers 3-15 Year Municipal Bond Index.

WHY DID THE FUND PERFORM THIS WAY?
The major factor influencing the municipal market was the Federal Reserve's tightening campaign, which drove short-term rates higher during the Fund's fiscal year. Unlike previous periods of Fed rate hikes, this campaign has not generated a similar response from longer-term bonds. In fact, yields on intermediate- and long-term bonds actually declined throughout the year, creating a very flat yield curve earlier than normal in a tightening cycle.

Similar to most other states, West Virginia's fiscal condition improved during the 12-month period along with the national economy. The national bond ratings services (Moody's Investors Service and Standard & Poor's) affirmed the state's favorable fiscal standing with a stable credit ratings. In terms of technical factors, the issuance of West Virginia paper increased marginally during the one-year period, up approximately 1.7% from the previous 12 months, compared to an increase of 2.5% for the national municipal market. As a result, the difference in yields between the West Virginia and national markets remained constant.

HOW WAS THE FUND MANAGED?
Throughout the fiscal year, we maintained a shorter duration than the benchmark in anticipation of higher interest rates. The Fund's shorter duration, coupled with the drop in longer-term rates, contributed to the Fund's underperformance relative to the benchmark. In addition, the benchmark contains issues from all states and therefore has exposure to issues and market sectors our single-state fund does not have. This, too, contributed to the Fund's performance shortfall compared to the benchmark.

We continued to be cautious of sectors that have been under financial pressure, including uninsured healthcare and corporate-backed issues. A reduction in Medicare reimbursements and a slow-growth economy have challenged many issuers in these sectors, causing yield spreads to widen and credit ratings to slip. In addition, we have also avoided tobacco and airport bonds, awaiting better outlooks for these industries.

We also managed the Fund with shareholders' tax position in mind. The number of holdings subject to the alternative minimum tax (AMT) remained relatively small.

WHAT IS THE OUTLOOK FOR THE FUND?
We expect the economy to maintain its current growth rate of 3.0% to 3.5%, with inflation remaining subdued through the end of 2005. In response, we expect the Fed to continue its "measured" pace of rate hikes. The fixed income market's reaction should remain unchanged, with additional yield curve flattening as short rates move up in response to the Fed's moves and longer rates remain in their current trading range. In response, we plan to keep the Fund's duration equal to or slightly longer than that of the benchmark*. We will continue to look for opportunities to enhance the Fund's yield, but with quality and sector spreads relatively tight, such opportunities may remain limited.

FUND FACTS
Fund Inception .............................................   January 20, 1997
Fiscal Year End ............................................   June 30
Net Assets as of 6/30/2005 (in Thousands) ..................   $101,398
Primary Benchmark ..........................................   Lehman Brothers 3-15 Year Municipal Bond Index

MATURITY DISTRIBUTION**
Less than 1 Year...................   6.5%
1-5 Years..........................  43.9%
6-10 Years.........................  35.0%
11-20 Years........................  14.6%

SECTOR DISTRIBUTION**
Municipal Bonds/Notes..............  98.5%
Investment Companies...............   0.8%
Other Assets in Excess of
  Liabilities......................   0.7%
(Alternative Minimum Tax...........   3.3%)

QUALITY BREAKDOWN**
AAA................................  81.4%
AA.................................   6.4%
A..................................   4.4%
BBB................................   2.6%
Other/Not Rated....................   5.2%

---------------

 * At the August meeting, the Board of Trustees approved changing the benchmark for the Fund to the Lehman Brothers Competitive Intermediate (1-17 year) Maturities Index. The benchmark change will be effective November 1, 2005.

** As of 6/30/05. Portfolio composition subject to change. Maturity Distribution and Quality Breakdown percentages are based on total investments. Sector Distribution percentages are based on net assets.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 20

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW, CONTINUED

                AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

----------------------------------------------------------------------------------------------------
                                                     INCEPTION
                                                   DATE OF CLASS   1 YEAR      5 YEAR      10 YEAR
----------------------------------------------------------------------------------------------------
  Class A                                             1/20/97
    Without Sales Charge                                            4.93%       5.21%       4.86%
    With Sales Charge*                                              0.22%       4.25%       4.38%
----------------------------------------------------------------------------------------------------
  Class B                                             1/20/97
    Without CDSC                                                    4.17%       4.52%       4.23%
    With CDSC**                                                    -0.83%       4.18%       4.23%
----------------------------------------------------------------------------------------------------
  Select Class                                        1/20/97       5.27%       5.49%       5.11%
----------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

TEN-YEAR FUND PERFORMANCE

[LINE GRAPH]             VALUE OF $1,000,000 INVESTMENT

                                                 LEHMAN BROTHERS 7   LEHMAN BROTHERS 3-   LIPPER INTERMEDIATE
                                                  YEAR MUNICIPAL     15 YEAR MUNICIPAL      MUNICIPAL FUND
                               SELECT CLASS         BOND INDEX           BOND INDEX              INDEX
                               ------------      -----------------   ------------------   ------------
6/95                            1000000.00          1000000.00           1000000.00            1000000.00
6/96                            1045910.00          1055380.00           1061180.00            1050290.00
6/97                            1122980.00          1129830.00           1142160.00            1121680.00
6/98                            1205700.00          1212800.00           1231270.00            1199690.00
6/99                            1226190.00          1248300.00           1267620.00            1226180.00
6/00                            1259980.00          1298150.00           1319150.00            1259910.00
6/01                            1367500.00          1417570.00           1440670.00            1369490.00
6/02                            1452670.00          1518950.00           1543350.00            1452870.00
6/03                            1568900.00          1653270.00           1672970.00            1557720.00
6/04                            1563770.00          1661320.00           1684270.00            1561740.00
6/05                            1646106.00          1759270.00           1795090.00            1646180.00

SOURCE:  LIPPER, INC.

         THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The JPMorgan West Virginia Municipal Bond Fund commenced operations on January 20, 1997 subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. The performance data for the Fund, prior to January 20, 1997, includes the performance of the common trust fund as adjusted to reflect the expenses associated with the Fund. The common trust fund was not registered with the SEC and was not subject to the investment restrictions, limitations and diversification requirements imposed by law on registered mutual funds. If the common trust fund had been registered, its return may have been lower.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan West Virginia Municipal Bond Fund, the Lehman Brothers 3-15 Year Municipal Bond Index, Lehman Brothers 7 Year Municipal Bond Index, and the Lipper Intermediate Municipal Fund Index. The performance of the Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers 3-15 Year Municipal Bond Index represents the performance of investment-grade, tax-exempt municipal bonds with a maturity of three to fifteen years. The Lehman Brothers 7 Year Municipal Bond Index represents the performance of investment-grade municipal bonds with maturities close to seven years. The Lipper Intermediate Municipal Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (97.9%):
MUNICIPAL BONDS (97.9%):
Arizona (97.9%):
  1,000     Arizona Municipal Financing
              Program Series 20, COP, Adj.,
              BIG, 7.70%, 08/01/10 (p).......     1,167
  2,500     Arizona Power Authority,
              Crossover Series A, Rev., SO,
              5.25%, 10/01/17................     2,863
            Arizona School Facilities Board
  1,500     Series A, COP, MBIA, 5.00%,
              09/01/12.......................     1,651
  3,000     Series A, COP, MBIA, 5.25%,
              03/01/13 (p)...................     3,383
  2,850     Arizona School Facilities Board,
              State School Improvement Rev.,
              5.25%, 07/01/14................     3,192
    500     Arizona State Board of Regents,
              University of Arizona Projects
              COP, AMBAC, 5.50%,
              06/01/11 (p)...................       565
            Arizona State Transportation
              Board Highway
    500     Rev., 6.00%, 07/01/10............       555
  2,000     Series A, Rev., 5.25%,
              07/01/17.......................     2,252
  3,000     Series B, Rev., 5.25%,
              07/01/18.......................     3,312
  2,000     Sub-Series B, Rev., 5.00%,
              07/01/21.......................     2,166
            Arizona State University
  1,500     Rev., FSA, 5.25%, 07/01/12.......     1,682
  2,630     Series A, COP, FSA, 5.00%,
              11/01/11.......................     2,889
            Arizona Student Loan Acquisition
              Authority, AMT
  1,030     Series A-1, Rev., GTD STD LNS,
              5.40%, 05/01/10................     1,114
  1,000     Series A-1, Rev., GTD STD LNS,
              5.88%, 05/01/18................     1,085
            Arizona Water Infrastructure
              Finance Authority, Water
              Quality
  1,110     Series A, Rev., 5.63%,
              10/01/14.......................     1,228
  2,000     Series A, Rev., 5.75%,
              10/01/11.......................     2,222
  2,250     Series A, Rev., 5.38%,
              10/01/11 (p)...................     2,536
  1,000     Series A, Rev., 5.38%,
              10/01/15.......................     1,093
  1,600     Series A, Rev., 5.50%,
              10/01/16.......................     1,756
            Central Arizona Water
              Conservation District, Central
              Arizona Project
  2,475     Rev., MBIA, 4.75%, 11/01/07......     2,504
  3,000     Series A, Rev., 5.40%,
              11/01/06.......................     3,106
  1,665     City of Casa Grande Rev., AMBAC,
              5.00%, 04/01/19................     1,815

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
  5,000     City of Chandler, Capital
              Appreciation GO, FGIC, Zero
              Coupon, 07/01/07...............     4,723
            City of Mesa
  1,090     GO, FGIC, 5.38%, 07/01/14........     1,249
  2,000     GO, FGIC, 5.75%, 07/01/09 (p)....     2,213
  3,000     City of Mesa, IDA, Discovery
              Health Systems Series A, Rev.,
              MBIA, 5.63%, 01/01/10 (p)......     3,357
            City of Mesa, Street & Highway
  1,000     Rev., FSA, 5.00%, 07/01/12.......     1,104
  2,250     Rev., FSA, 5.30%, 07/01/09 (p)...     2,452
            City of Peoria
  1,000     GO, FGIC, 5.00%, 04/01/20........     1,056
    850     GO, FGIC, 5.40%, 04/01/14........       919
            City of Phoenix
  2,000     GO, 5.88%, 07/01/10 (p)..........     2,249
  1,000     Series A, GO, 5.40%, 07/01/07....     1,052
    220     City of Phoenix, IDA, Statewide,
              AMT Series A, Rev., GNMA/FNMA/
              FHLMC COLL, 5.35%, 06/01/20....       226
  1,000     City of Phoenix, Street & Highway
              Rev., 6.50%, 07/01/09 (p)......     1,095
  2,500     City of Phoenix, Street &
              Highway, Capital Appreciation
              Junior Lien, Series A, Rev.,
              FGIC, Zero Coupon, 07/01/12....     1,939
            City of Scottsdale
  1,000     GO, 5.25%, 07/01/06..............     1,026
    655     GO, 5.25%, 07/01/18 (p)..........       738
  2,000     GO, 5.75%, 07/01/09 (p)..........     2,213
  2,500     City of Scottsdale, IDA,
              Scottsdale Memorial Hospital
              Series A, Rev., AMBAC, 6.13%,
              09/01/17.......................     2,703
  1,065     City of Scottsdale, Street &
              Highway Rev., 5.50%,
              07/01/07.......................     1,122
  1,345     City of Scottsdale, Unrefunded
              Balance GO, 5.25%, 07/01/18....     1,497
    970     City of Tempe, Excise Tax Series
              A, Rev., 5.63%, 07/01/20.......     1,052
  3,000     City of Tempe, Union High School
              District No. 213, Project of
              1998 Series B, GO, FGIC, 5.13%,
              07/01/09 (p)...................     3,276
  1,000     City of Tucson, Airport
              Authority, Inc. Rev., FSA,
              5.00%, 06/01/12................     1,097

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 22

JPMORGAN ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
  1,725     City of Tucson, Street & Highway
              Junior Lien, Series 1994-E,
              Rev., FGIC, 5.50%,
              07/01/10 (p)...................     1,926
  1,235     Greater Arizona Development
              Authority Series A, Rev., MBIA,
              5.60%, 08/01/17................     1,347
  1,000     Maricopa County, Elementary
              School District No. 1-Phoenix
              Elementary GO, MBIA, 5.50%,
              07/01/07 (p)...................     1,064
  2,000     Maricopa County, Elementary
              School District No. 28-Kyrene
              Elementary, Capital
              Appreciation Series C, GO,
              FGIC, Zero Coupon, 01/01/11....     1,651
  1,000     Maricopa County, Elementary
              School District No. 3-Tempe
              Elementary, Project of 1997
              Series E, GO, FGIC, 5.40%,
              07/01/09 (p)...................     1,103
  1,215     Maricopa County, Elementary
              School District No. 38-Madison
              Elementary, Project of 1995
              Series B, GO, MBIA, 5.80%,
              07/01/06 (p)...................     1,265
  2,950     Maricopa County, IDA, Capital
              Appreciation Series 1983A,
              Rev., Zero Coupon,
              12/31/14 (p)...................     2,053
    500     Maricopa County, IDA, St.
              Joseph's Hospital & Medical
              Center Projects Rev., 6.20%,
              11/01/11 (p)...................       500
  1,265     Maricopa County, School District
              No. 38-Madison Elementary,
              Project of 2004 Series A, GO,
              MBIA, 5.00%, 07/01/19..........     1,390
  1,720     Maricopa County, Unified School
              District No. 11-Peoria,
              Projects of 1996 Series D, GO,
              FGIC, 5.25%, 07/01/09 (p)......     1,886
    480     Maricopa County, Unified School
              District No. 11-Peoria, School
              Improvement GO, FGIC, 4.75%,
              07/01/11 (p)...................       524
  1,020     Maricopa County, Unified School
              District No. 11-Peoria,
              Unrefunded Balance, School
              Improvement GO, FGIC, 4.75%,
              07/01/11.......................     1,090
  1,225     Maricopa County, Unified School
              District No. 4-Mesa GO, FSA,
              5.00%, 07/01/11................     1,346
            Maricopa County, Unified School
              District No. 69-Paradise Valley
  3,100     GO, AMBAC, 5.80%, 07/01/09 (m)...     3,425

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
  1,000     GO, MBIA, 6.35%, 07/01/10........     1,150
  1,000     Maricopa County, Unified School
              District No. 69-Paradise
              Valley, Certificates Ownership
              Series A, GO, FGIC, 5.25%,
              07/01/14.......................     1,137
  1,205     Mohave County, Elementary School
              District No. 16 GO, MBIA,
              5.25%, 07/01/07 (p)............     1,265
  2,050     Navajo County, Unified School
              District No. 10 Show Low Series
              A, GO, FGIC, 5.13%,
              07/01/07 (p)...................     2,166
  1,000     Oro Valley, Municipal Property
              Corp., Municipal Water System
              Acquisition Canada Hills Rev.,
              MBIA, 5.45%, 07/01/08 (p)......     1,084
  1,000     Phoenix Civic Improvement Corp.
              5.00%, 07/01/21................     1,089
  2,000     Phoenix Civic Improvement Corp.,
              Airport Improvement Senior
              Lien, Series B, Rev., 6.00%,
              07/01/08.......................     2,025
            Pima County, IDA
    340     Series A, Rev., 6.40%,
              08/01/11.......................       344
     35     Series A, Rev., FHA/VA/PRIV MTGS/
              POOL INS, 7.63%, 02/01/12......        35
    155     Series B, Step Coupon, Rev., AMT,
              GNMA/FNMA/FHLMC COLL, 6.95%,
              11/01/23.......................       157
  1,500     Pima County, IDA, Healthpartners
              Series A, Rev., MBIA, 5.30%,
              04/01/07.......................     1,563
  1,560     Pima County, Unified School
              District No. 12 Sunnyside GO,
              FSA, 5.00%, 07/01/14...........     1,741
  2,015     Salt River Project, Agricultural
              Improvement & Power District,
              Salt River Project Series A,
              Rev., 6.00%, 01/01/07..........     2,112
            Show Low Industrial Development
              Authority, Navapache Regional
              Medical Center
  1,000     Series A, Rev., ACA, 5.13%,
              12/01/07.......................     1,046
  1,000     Series A, Rev., ACA, 5.50%,
              12/01/17.......................     1,047
  2,500     Surprise Municipal Property Corp.
              Rev., FGIC, 5.70%,
              07/01/09 (p)...................     2,784
  1,700     University of Arizona Series A,
              COP, AMBAC, 5.50%, 06/01/17....     1,896

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
    700     University of Arizona Foundation
              Series 8, COP, MBIA, 4.90%,
              08/01/09.......................       751
            University of Arizona
  1,365     Series A, COP, AMBAC, 5.00%,
              06/01/19.......................     1,479
  1,000     Series B, COP, AMBAC, 5.00%,
              06/01/21.......................     1,073
  1,100     Yavapai County, IDA, Yavapai
              Regional Medical Center Series
              A, Rev., FSA, 5.13%,
              12/01/13.......................     1,163
  1,305     Yuma County, Elementary School
              District No. 1 GO, MBIA, 5.25%,
              07/01/07 (p)...................     1,382

PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
  3,000     Yuma County, IDA, Multi-Family
              Mortgage, AMT, Series A, Rev.,
              GNMA COLL, 6.10%, 09/20/34.....     3,191
  1,000     Yuma County, IDA, Yuma Regional
              Medical Center Rev., MBIA,
              5.50%, 08/01/09 (p)............     1,072
                                               --------
  Total Long-Term Investments (Cost $127,521)   135,816
                                               --------
TOTAL INVESTMENTS (97.9%)
  (Cost $127,521)                               135,816
OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)      2,969
                                               --------
NET ASSETS (100.0%)                            $138,785
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 24

JPMORGAN KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (99.1%):
MUNICIPAL BONDS (99.1%):
Arizona (0.6%):
  1,000     Tucson & Prima Counties, IDA,
              Capital Appreciation Series
              1983 A, Rev., UGRIC PRIV
              MTGS/POOL INS, Zero Coupon,
              12/01/14 (p)...................       699
                                               --------
California (3.6%):
            San Marcos, Public Facilities
              Authority, Custody Receipts
  1,990     Rev., Zero Coupon,
              03/01/14 (p)...................     1,447
  1,715     Rev., Zero Coupon,
              01/01/19 (p)...................       986
  2,850     Rev., Zero Coupon,
              09/01/19 (p)...................     1,595
                                               --------
                                                  4,028
                                               --------
Colorado (1.5%):
  2,600     El Paso County, Capital
              Appreciation Series A, Rev.,
              Zero Coupon, 09/01/15 (p)......     1,743
                                               --------
Kansas (1.6%):
  1,600     City of Kansas, Single Family
              Municipal Multiplier Series A,
              Rev., FHLMC COLL, Zero Coupon,
              12/01/14 (p)...................     1,121
  1,000     Saline County, Single Family
              Rev., Zero Coupon,
              12/01/15 (p)...................       669
                                               --------
                                                  1,790
                                               --------
Kentucky (82.4%):
  1,500     Berea College, Utility, AMT Rev.,
              5.90%, 06/01/17................     1,584
  1,205     Boone & Florence Counties, Water
              Supply Systems Rev., FGIC,
              4.00%, 12/01/08................     1,246
            Boone County, School District
              Finance Corp., School Building
  1,740     Series B, Rev., 5.38%,
              08/01/17.......................     1,917
  1,000     Series B, Rev., FSA, 5.38%,
              08/01/20.......................     1,094
  1,010     Bowling Green GO, 5.25%,
              06/01/13.......................     1,108
     95     Campbell & Kenton Counties,
              Sanitation District No. 1 Rev.,
              7.13%, 08/01/05 (p)............        95
  1,000     Carrollton & Henderson Counties,
              Public Energy Authority Series
              A, Gas Rev., FSA, 5.00%,
              01/01/09.......................     1,065
  1,225     Christian County, Public
              Courthouse Corp., District
              Court Facility Project Rev.,
              5.10%, 08/01/13................     1,348

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Kentucky, continued:
            Fayette County, School District
              Finance Corp.
  1,200     Rev., 5.25%, 09/01/13............     1,306
  2,000     Rev., 5.38%, 09/01/17............     2,181
  1,000     Rev., 5.50%, 09/01/18............     1,095
  1,645     Rev., 5.50%, 06/01/19............     1,817
  1,255     Series A, Rev., 5.35%,
              01/01/07 (p)...................     1,328
    450     Greater Kentucky Housing
              Assistance Corp., Mortgage,
              Multi-Family Housing, Section 8
              Assisted Series A, Rev., FHA,
              5.90%, 02/01/14................       451
            Hardin County, School District
              Finance Corp.
  1,505     Rev., 5.50%, 02/01/14............     1,664
    960     Rev., 5.50%, 02/01/15............     1,057
    200     Hardin County, Water District No.
              1 Rev., 6.70%, 09/01/05........       201
  1,825     Jefferson County, Capital
              Appreciation Series B, GO, Zero
              Coupon, 08/15/06...............     1,769
            Jefferson County, Capital
              Projects
    500     Rev., 6.38%, 12/01/07 (p)........       542
  1,000     Series A, AMBAC, 5.50%,
              04/01/06 (p)...................     1,041
  1,000     Series A, AMBAC, 5.50%,
              04/01/06 (p)...................     1,041
    930     Jefferson County, Health
              Facilities, Jewish Hospital
              Healthcare Services, Inc. Rev.,
              5.65%, 01/01/10................       977
    400     Jefferson County, Louisville
              Medical Center Rev., 5.00%,
              05/01/08.......................       418
            Jefferson County, School District
              Finance Corp.
  1,000     Series A, Rev., FSA, 5.00%,
              04/01/18.......................     1,088
  1,000     Series A, Rev., FSA, 5.25%,
              01/01/10.......................     1,092
  1,000     Series A, Rev., FSA, 5.25%,
              07/01/13.......................     1,094
  1,490     Series A, Rev., FSA, 5.25%,
              07/01/14.......................     1,629
  1,320     Series A, Rev., FSA, 5.25%,
              01/01/19.......................     1,430
  1,000     Series B, Rev., FSA, 5.25%,
              06/01/17.......................     1,084

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Kentucky, continued:
  2,315     Junction City College, Centre
              College Project Rev., 5.70%,
              04/01/07 (p)...................     2,477
            Kenton County Airport Board,
              Cincinnati/Northern Kentucky
  2,115     AMT, Series C, Rev., MBIA, 5.00%,
              03/01/11.......................     2,271
  1,000     Series A, Rev., MBIA, 5.00%,
              03/01/07.......................     1,033
  1,000     Series A, Rev., MBIA, 5.00%,
              03/01/08.......................     1,047
  2,300     Kentucky Asset Liability Common
              General Fund, Project Notes
            First Series, Rev., MBIA-IBC,
              5.00%, 02/01/07................     2,381
            Kentucky Economic Development
              Finance Authority, Catholic
              Health Initiatives
  1,100     Rev., 4.25%, 09/01/09............     1,142
    425     Series A, Rev., 5.38%,
              12/01/11.......................       451
  1,245     Kentucky Economic Development
              Finance Authority, Mortgage
              South Center Nursing Series A,
              Rev., MBIA FHA, 6.00%,
              01/01/27.......................     1,380
    650     Kentucky Housing Corp. Series D,
              Rev., FHA/VA, 5.80%,
              07/01/13.......................       674
            Kentucky State Property &
              Buildings Commission, Project
              No. 59
  1,000     Rev., 5.30%, 11/01/05 (p)........     1,029
  1,000     Rev., 5.38%, 11/01/05 (p)........     1,029
  1,000     Kentucky State Property &
              Buildings Commission, Project
              No. 63 Rev., 5.10%,
              11/01/09 (p)...................     1,085
  2,000     Kentucky State Property &
              Buildings Commission, Project
              No. 64 Rev., MBIA, 5.75%,
              11/01/09 (p)...................     2,223
            Kentucky State Property &
              Buildings Commission, Project
              No. 65
    715     Rev., 6.00%, 02/01/10 (p)........       805
  1,500     Rev., FSA, 6.00%, 02/01/10 (p)...     1,690
  1,500     Kentucky State Property &
              Buildings Commission, Project
              No. 66 Series A, Rev., MBIA,
              5.60%, 05/01/10 (p)............     1,671
  1,500     Kentucky State Property &
              Buildings Commission, Project
              No. 67 Rev., 5.13%,
              09/01/10 (p)...................     1,647
  1,000     Kentucky State Property &
              Buildings Commission, Project
              No. 68 Rev., 5.75%,
              10/01/10 (p)...................     1,129

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Kentucky, continued:
  1,000     Kentucky State Property &
              Buildings Commission, Project
              No. 69 Series D, Rev., FSA,
              5.50%, 08/01/10................     1,110
  1,000     Kentucky State Property &
              Buildings Commission, Project
              No. 71 Rev., MBIA-IBC, 5.50%,
              08/01/12.......................     1,132
  1,335     Kentucky State Property &
              Buildings Commission, Project
              No. 73 Rev., 5.25%, 11/01/12...     1,484
  2,000     Kentucky State Property &
              Buildings Commission, Project
              No. 74 Rev., FSA, 5.38%,
              02/01/09.......................     2,163
  1,175     Kentucky State Property &
              Buildings Commission, Project
              No. 84 Rev., MBIA, 5.00%,
              08/01/22.......................     1,321
  1,000     Kentucky State Turnpike
              Authority, Capital Appreciation
              Revitalization Rev., FGIC, Zero
              Coupon, 01/01/10...............       863
            Kentucky State Turnpike
              Authority, Resource Recovery
     80     Rev., 6.13%, 07/01/07 (p)........        82
    245     Rev., 6.63%, 07/01/08 (p)........       258
            Kentucky State Turnpike
              Authority, Revitalization
              Projects
  3,000     Rev., AMBAC, 5.50%, 07/01/08.....     3,225
  2,000     Rev., AMBAC, 5.50%, 07/01/09.....     2,189
    375     Rev., AMBAC, 5.75%,
              07/01/05 (p)...................       383
  1,000     Rev., AMBAC, 6.50%, 07/01/08.....     1,103
  1,000     Series A, Rev., AMBAC, 5.50%,
              07/01/11.......................     1,125
     95     Kentucky State Turnpike
              Authority, Toll Road Rev.,
              6.13%, 07/01/08 (p)............        99
            Kentucky State Turnpike
              Authority, Unrefunded Balance,
              Revitalization Projects
    665     Rev., AMBAC, 5.63%,
              07/01/05 (p)...................       678
    125     Rev., AMBAC, 5.75%,
              07/01/05 (p)...................       128
            Lexington-Fayette County, Urban
              Government
  1,000     Series A, Rev., 5.00%,
              07/01/17.......................     1,091
  1,120     Series D, GO, 5.00%, 12/01/09....     1,212
  1,500     Louisville & Jefferson County,
              Metropolitan Sewer District
              Series A, Rev., FGIC, 5.50%,
              05/15/15.......................     1,653

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 26

JPMORGAN KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Kentucky, continued:
            Louisville & Jefferson County,
              Regional Airport Authority
  1,000     Series A, Rev., FSA, 5.75%,
              07/01/15.......................     1,109
  1,420     Series A, Rev., MBIA, 6.00%,
              07/01/10.......................     1,520
  1,000     Louisville Regional Airport
              Authority Rev., AMBAC, 5.00%,
              07/01/21.......................     1,064
            Louisville Waterworks Board,
              Water System
  1,115     Rev., FSA, 5.00%, 11/15/11.......     1,212
  1,000     Rev., FSA, 5.13%, 11/15/15.......     1,090
            McCracken County, Mercy Health
              Systems
  1,000     Series A, Hospital Rev., MBIA,
              6.20%, 11/01/05................     1,012
  2,090     Series A, Hospital Rev., MBIA,
              6.40%, 11/01/07 (m)............     2,138
            Murray State University
    240     Second Series, Series G, Rev.,
              5.60%, 05/01/06................       242
    460     Second Series, Series G, Rev.,
              5.60%, 05/01/07................       464
  1,260     Northern Kentucky University,
              Student Housing Facilities
              Project COP, AMBAC, 5.00%,
              12/01/09.......................     1,345
  1,060     Oldham County, School District
              Financial Rev., MBIA, 5.00%,
              05/01/16.......................     1,167
            Richmond Water, Gas & Sewer
    100     Series A, Rev., MBIA, 5.00%,
              07/01/14.......................       107
    255     Series B, Rev., MBIA, 5.00%,
              07/01/14.......................       274
                                               --------
                                                 92,969
                                               --------
Louisiana (3.8%):
    860     Louisiana Housing Finance Agency,
              Single Family Mortgage Series
              A-1, Rev., GNMA/FNMA, 6.65%,
              06/01/15.......................       905
  1,000     Louisiana Public Facilities
              Authority, Custodial Receipts
              Series B, Rev., Zero Coupon,
              12/01/19 (p)...................       524

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
  4,300     New Orleans Home Mortgage
              Authority, Compound Interest
              Series A, Rev., MBIA VEREX,
              Zero Coupon, 10/01/15 (p)......     2,874
                                               --------
                                                  4,303
                                               --------
Puerto Rico (2.9%):
  1,480     Commonwealth of Puerto Rico,
              Capital Appreciation GO,
              MBIA-IBC, Zero Coupon,
              07/01/17.......................       922
            Puerto Rico Highway &
              Transportation Authority
  1,000     Series AA, Rev., Adj., FSA,
              5.00%, 07/01/26................     1,085
  2,000     Series A, Rev., AMBAC, Zero
              Coupon, 07/01/17...............     1,246
                                               --------
                                                  3,253
                                               --------
Texas (1.7%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Rev.,
              VA/PRIV MTGS, Zero Coupon,
              09/01/16 (p)...................       640
  1,850     Port Arthur Housing Finance Corp.
              Rev., Zero Coupon,
              03/01/15 (p)...................     1,265
                                               --------
                                                  1,905
                                               --------
Virgin Islands (1.0%):
  1,065     Virgin Islands Public Finance
              Authority, Matching Fund Lien
              Note Series A, Rev., 5.25%,
              10/01/16.......................     1,174
                                               --------
  Total Long-Term Investments (Cost $103,623)   111,864
                                               --------
SHORT-TERM INVESTMENT (0.9%):
Investment Company (0.9%):
    972     JPMorgan Tax Free Money Market
              Fund (b) (Cost $972)...........       972
                                               --------
TOTAL INVESTMENTS (100.0%)
  (Cost $104,595)                               112,836
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)
(G)                                                  41
                                               --------
NET ASSETS (100.0%)                            $112,877
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (95.8%):
MUNICIPAL BONDS (95.8%):
Louisiana (95.8%):
  1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Rev., FGIC,
              5.50%, 12/01/08................     1,276
  1,000     Calcasieu Parish Public Trust
              Authority, Student Lease,
              McNeese Student Housing Project
              Rev., MBIA, 5.38%, 05/01/16....     1,110
  1,125     Calcasieu Parish School District
              No. 30 Ward 4, Public School
              Improvement GO, FSA, 5.00%,
              02/15/21.......................     1,199
    350     City of New Orleans GO, FGIC,
              5.85%, 11/01/05 (p)............       354
  1,815     City of New Orleans, Capital
              Appreciation GO, AMBAC, Zero
              Coupon, 09/01/17...............     1,097
    500     City of New Orleans, Home
              Mortgage Authority SO, 6.25%,
              01/15/11 (p)...................       568
            City of New Orleans, Sewer
              Service
  1,370     Rev., FGIC, 4.50%, 06/01/09......     1,446
  1,000     Rev., FGIC, 5.38%, 06/01/14......     1,105
  1,000     Rev., MBIA, 5.00%, 06/01/18......     1,058
            City of Shreveport, Certificates
              of Indebtedness
  1,000     Series A, Rev., AMBAC, 5.00%,
              10/01/16.......................     1,087
  1,000     Series A, Rev., AMBAC, 5.25%,
              10/01/10.......................     1,100
  1,000     Series A, Rev., AMBAC, 5.50%,
              10/01/12.......................     1,109
     10     East Baton Rouge Parish, Mortgage
              Finance Authority Series B,
              Rev., GNMA/FNMA, 5.30%,
              10/01/14.......................        10
            East Baton Rouge Parish, Public
              Improvement, Sales & Use Tax
  1,000     Series A, Rev., FGIC, 5.50%,
              02/01/09 (p)...................     1,095
  1,595     Series A, Rev., FGIC, 5.50%,
              02/01/09 (p)...................     1,747
  1,310     Series A, Rev., FGIC, 5.50%,
              02/01/09 (p)...................     1,435
    100     Iberia Home Mortgage Authority,
              Single Family Mortgage Rev.,
              7.38%, 01/01/11................       102

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
            Jefferson Parish School Board,
              Sales & Use Tax
  1,495     Rev., AMBAC, 5.50%, 03/01/09.....     1,626
  2,070     Rev., FSA, Zero Coupon,
              09/01/09.......................     1,812
  2,000     Rev., MBIA, 5.00%, 02/01/08......     2,107
            Lafayette Parish, Public
              Improvement, Sales Tax
  1,000     Rev., MBIA, 5.00%, 03/01/22......     1,079
  1,000     Series B, Rev., FGIC, 5.35%,
              03/01/09 (p)...................     1,096
  1,195     Series B, Rev., FGIC, 5.45%,
              03/01/09 (p)...................     1,314
  1,985     Series B, Rev., FGIC, 5.60%,
              03/01/09 (p)...................     2,194
  1,500     Louisiana Energy & Power
              Authority Rev., FSA, 5.75%,
              01/01/13.......................     1,729
            Louisiana Housing Finance Agency,
              Single Family Mortgage
    180     Series B-1, Rev., GNMA/FNMA COLL,
              6.00%, 06/01/15................       186
    645     Series B-2, AMT, Rev., GNMA/ FNMA
              FHA/VA MTGS, 4.80%, 12/01/10...       648
    125     Series D-2, AMT, Rev., GNMA/ FNMA
              COLL, 6.10%, 12/01/11..........       129
  3,000     Louisiana Local Government
              Environmental Facilities &
              Community Development
              Authority, Capital Projects &
              Equipment Acquisition Rev.,
              AMBAC, 5.25%, 12/01/18.........     3,410
            Louisiana Office Facilities
              Corp., Capitol Complex Program
  2,055     Rev., AMBAC, 5.50%, 05/01/15.....     2,285
  1,650     Series A, Rev., MBIA, 5.13%,
              03/01/16.......................     1,773
  1,000     Series A, Rev., MBIA, 5.38%,
              03/01/19.......................     1,082
  1,220     Series A, Rev., MBIA, 5.50%,
              03/01/11.......................     1,331
  2,000     Series A, Rev., MBIA, 5.50%,
              03/01/13.......................     2,183
  1,000     Louisiana Offshore Terminal
              Authority, Loop LLC Project
              Rev., Adj., 4.38%, 10/01/20....     1,021

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 28

JPMORGAN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
  7,000     Louisiana Public Facilities
              Authority, Custodial Receipts
              Series B, Rev., Zero Coupon,
              12/01/19 (p)...................     3,669
  2,495     Louisiana Public Facilities
              Authority, Department of Public
              Safety Rev., FSA, 5.50%,
              08/01/18.......................     2,772
  1,475     Louisiana Public Facilities
              Authority, Hospital, Franciscan
              Missionaries Series A, Rev.,
              FSA, 5.50%, 07/01/12...........     1,663
    275     Louisiana Public Facilities
              Authority, Hospital, Pendleton
              Memorial Methodist Rev., 5.00%,
              06/01/08 (p)...................       288
    500     Louisiana Public Facilities
              Authority, Women's Hospital
              Foundation Rev., FSA, 6.00%,
              10/01/10 (p)...................       569
  1,000     Louisiana Public Facilities
              Authority, Women's Hospital
              Foundation Project Rev., FGIC,
              5.00%, 10/01/21................     1,075
     35     Louisiana Public Facilities
              Authority, Alton Ochsner
              Medical Foundation Project
              Series B, Rev., MBIA, 5.75%,
              05/15/08 (p)...................        38
  8,000     Louisiana Public Facilities
              Authority, Custodial Receipts,
              Multi-Family Carriage Series A,
              Rev., Zero Coupon, 02/01/20 (m)
              (p)............................     4,307
  1,000     Louisiana Public Facilities
              Authority, Dillard University
              Project Rev., AMBAC, 5.00%,
              02/01/18.......................     1,062
  2,025     Louisiana Public Facilities
              Authority, Loyola University
              Project Rev., MBIA, 5.63%,
              10/01/10 Louisiana Public
              Facilities Authority, Tulane
              University of Louisiana........     2,181
    735     Rev., AMBAC, 5.55%,
              10/01/06 (p)...................       776
  1,605     Rev., AMBAC, 5.75%,
              10/01/06 (p)...................     1,698
  2,000     Louisiana Public Facilities
              Authority, Xavier University of
              Louisiana Project Rev., MBIA,
              5.13%, 09/01/12................     2,130
  1,650     Louisiana Stadium & Exposition
              District Series A, Rev., FGIC,
              5.65%, 07/01/09................     1,670
  1,000     Louisiana Stadium & Exposition
              District, Hotel Occupancy Tax &
              Stadium Series B, Rev., FGIC,
              5.25%, 07/01/16................     1,093

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
  1,300     Louisiana State Military
              Department, Custody Receipts
              COP, 5.25%, 12/01/18...........     1,372
            Louisiana State University &
              Agricultural & Mechanical
              College
  1,120     Rev., MBIA, 5.50%,
              07/01/13 (p)...................     1,172
  1,580     Rev., MBIA, 6.00%,
              07/01/07 (p)...................     1,661
  1,000     Orleans Parish, Parishwide School
              District Series A, GO, FGIC,
              5.13%, 09/01/15................     1,051
    250     Orleans Parish, School Board GO,
              FGIC, 5.30%, 09/01/10..........       251
    555     Orleans Parish, School Board,
              Public School, Capital
              Refinancing Rev., MBIA, 6.00%,
              06/01/09.......................       616
  1,000     Ouachita Parish, Hospital Service
              District 1, Glenwood Regional
              Medical Center Rev., FSA,
              5.70%, 05/15/16................     1,098
            Port New Orleans Board of
              Commissioners
  1,000     Rev., AMBAC, 5.50%, 04/01/10.....     1,094
  1,675     Rev., AMBAC, 5.63%, 04/01/14.....     1,852
  1,000     South Port Commission, Cargill
              Inc. Project Rev., 5.85%,
              04/01/17.......................     1,049
  1,000     St. Charles Parish, Public
              Improvement Rev., MBIA, 4.25%,
              11/01/09.......................     1,049
  1,215     St. Charles Parish, School
              District 1 GO, FGIC, 5.00%,
              03/01/09.......................     1,301
  1,005     St. Tammany Parish, Public Trust
              Financing Authority, Christwood
              Project Rev., 5.25%,
              11/15/08 (i)...................     1,029
            St. Tammany Parish, School
              District No. 12
  1,000     GO, FSA, 4.00%, 04/01/09.........     1,037
    485     GO, MBIA, 5.00%, 03/01/15........       542
            State of Louisiana
  1,500     Series A, GO, FGIC, 5.25%,
              11/15/10 (p)...................     1,660
  1,500     Series A, GO, FGIC, 5.25%,
              11/15/10 (p)...................     1,660
  1,730     Series A, GO, FGIC, 5.50%,
              11/15/08.......................     1,875
  1,000     Series A, GO, FGIC, 5.50%,
              05/15/15.......................     1,110
  2,000     Series A, GO, FGIC, 6.50%,
              04/15/06.......................     2,059
    500     Series A, GO, MBIA, 5.70%,
              08/01/08.......................       542

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
  2,875     Series A, GO, MBIA, 5.80%,
              08/01/10.......................     3,239
    250     Series B, GO, MBIA, 5.60%,
              08/01/08.......................       270
  3,500     Series B, GO, MBIA, 5.63%,
              08/01/13.......................     4,040
  1,085     Tangipahoa Parish, School Board
              Rev., AMBAC, 5.50%, 03/01/13...     1,207
                                               --------
  Total Long-Term Investments (Cost $94,506)    102,730
                                               --------
SHORT-TERM INVESTMENT (3.2%):
Investment Company (3.2%):
  3,479     JPMorgan Tax Free Money Market
              Fund (b) (Cost $3,479).........     3,479
                                               --------
TOTAL INVESTMENTS (99.0%)
  (Cost $97,985)                                106,209
OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)      1,035
                                               --------
NET ASSETS (100.0%)                            $107,244
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 30

JPMORGAN MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (99.8%):
MUNICIPAL BONDS (99.8%):
Colorado (0.6%):
  3,000     E-470 Public Highway Authority
            Series B, Rev., MBIA, Zero
              Coupon, 09/01/19...............     1,620
                                               --------
Michigan (98.0%):
  2,500     Battle Creek Tax Allocation,
              MBIA, 5.00%, 05/01/16..........     2,621
  1,625     Brighton Township Sanitation and
              Sewer Drainage District GO,
              FSA, 5.25%, 10/01/16...........     1,741
            Caledonia Community Schools
  2,300     GO, MBIA Q-SBLF, 5.00%,
              05/01/20.......................     2,511
  4,500     GO, MBIA Q-SBLF, 5.85%,
              05/01/07 (m) (p)...............     4,751
  1,475     GO, Q-SBLF, 5.75%, 05/01/10 (p)..     1,649
  1,250     Central Montcalm Public Schools
              GO, MBIA Q-SBLF, 5.90%,
              05/01/09 (p)...................     1,381
            Charles Stewart Mott Community
              College, Building & Improvement
  1,380     GO, FGIC, 5.40%, 05/01/10 (p)....     1,521
  1,775     GO, FGIC, 5.50%, 05/01/10 (p)....     1,965
            Charles Stewart Mott Community
              College, Community College
              Facilities
  1,675     GO, MBIA, 5.00%, 05/01/20........     1,829
  1,235     Charlevoix Public School District
              GO, FSA, 5.75%, 05/01/09 (p)...     1,358
  1,150     Charlotte Public School District
              GO, Q-SBLF, 5.25%,
              05/01/09 (p)...................     1,244
            Chelsea Economic Development
              Corp., United Methodist
              Retirement
  1,075     Rev., 5.40%, 11/15/18............     1,096
  2,000     Rev., 5.40%, 11/15/27............     2,010
  1,730     Chippewa County, Hospital Finance
              Authority Series B, Rev.,
              5.63%, 11/01/14................     1,751
  2,500     Chippewa Hills School District
              GO, FGIC Q-SBLF, 5.30%,
              05/01/09 (p)...................     2,709
  1,000     Chippewa Valley School District
              GO, Q-SBLF, 5.00%, 05/01/10....     1,084
            City of Detroit
  2,570     Series A, GO, FSA, 5.25%,
              04/01/13.......................     2,782
  1,500     Series A-1, GO, MBIA, 5.38%,
              04/01/16.......................     1,662

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
  2,000     Series B, Rev., MBIA, 6.00%,
              07/01/10.......................     2,262
            City of Detroit, Capital
              Appreciation
  5,000     Series A, Rev., FGIC, Zero
              Coupon, 07/01/13...............     3,691
  1,500     Series A, Rev., FGIC, Zero
              Coupon, 07/01/17...............       912
  3,850     City of Detroit, Local
              Development Finance Authority,
              Tax Increment Series A, Tax
              Allocation, 5.38%, 05/01/18....     3,962
  1,800     City of Detroit, Wayne County
              Stadium Authority Rev., FGIC,
              5.50%, 02/01/17................     1,903
  1,000     City of Port Huron Series A, GO,
              MBIA, 5.25%, 10/01/19..........     1,074
            Clarkston Community Schools
  4,090     GO, AMBAC Q-SBLF, 5.00%,
              05/01/15.......................     4,290
  2,580     GO, AMBAC Q-SBLF, 5.05%,
              05/01/16.......................     2,710
            Dearborn, Economic Development
              Corp., Oakwood Obligation Group
    430     Series A, Rev., FGIC, 5.25%,
              11/15/05.......................       434
  1,690     Series A, Rev., FGIC, 5.60%,
              11/15/08.......................     1,739
  1,560     Series A, Rev., FGIC, 5.60%,
              11/15/09.......................     1,607
  2,075     East Grand Rapids Public School
              District GO, FSA Q-SBLF, 5.00%,
              05/01/18.......................     2,268
            East Lansing School District,
              School Building & Site
  1,000     GO, Q-SBLF, 5.40%, 05/01/10 (p)..     1,102
  2,580     GO, Q-SBLF, 5.75%, 05/01/10 (p)..     2,884
  1,645     Ecorse Public School District GO,
              FGIC Q-SBLF, 5.50%,
              05/01/08 (p)...................     1,778
  1,105     Emmet County Building Authority
              GO, AMBAC, 5.00%, 05/01/15.....     1,213
  4,675     Farmington Public School District
              GO, Q-SBLF, 5.10%,
              05/01/07 (p)...................     4,873
            Ferris State University
  2,500     Rev., AMBAC, 5.75%, 04/01/07 (m)
              (p)............................     2,653

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
  5,000     Rev., AMBAC, 5.85%,
              04/01/07 (p)...................     5,314
  1,000     Fitzgerald Public School
              District, School Building &
              Site Series B, Rev., GO, AMBAC,
              5.00%, 05/01/22................     1,079
  2,000     Forest Hills Public Schools GO,
              5.25%, 05/01/19................     2,169
  1,000     Grand Blanc Community Schools GO,
              FSA Q-SBLF, 5.00%, 05/01/15....     1,103
  3,000     Grand Haven Electric MBIA, 5.25%,
              07/01/08.......................     3,203
  1,060     Grand Ledge Public Schools
              District GO, FGIC Q-SBLF,
              5.00%, 05/01/21................     1,152
  1,370     Grand Rapids Building Authority
              GO, AMBAC, 5.75%, 08/01/13.....     1,531
  1,500     Grand Rapids Water Supply Rev.,
              FGIC, 5.75%, 01/01/16..........     1,673
  2,000     Harper Creek Community School
              District GO, Q-SBLF, 5.50%,
              05/01/15 (p)...................     2,216
  2,660     Hartland Consolidated School
              District GO, Q-SBLF, 5.38%,
              05/01/16.......................     2,927
  1,515     Healthsource Saginaw, Inc. GO,
              MBIA, 5.00%, 05/01/20..........     1,654
  1,600     Howell Public Schools, School
              Building & Site GO, Q-SBLF,
              5.00%, 05/01/15................     1,765
            Huron Valley School District
  1,000     GO, FGIC Q-SBLF, 5.88%,
              05/01/07 (p)...................     1,056
  1,500     GO, Q-SBLF, 4.00%, 05/01/08......     1,545
            Jackson Capital Appreciation
              Downtown Development
  1,620     GO, FSA, Zero Coupon, 06/01/16...     1,036
  1,710     GO, FSA, Zero Coupon, 06/01/17...     1,041
  2,060     GO, FSA, Zero Coupon, 06/01/18...     1,194
  1,200     GO, FSA, Zero Coupon, 06/01/19...       666
            Jackson Public Schools
  1,130     GO, FGIC Q-SBLF, 5.60%,
              05/01/10 (p)...................     1,256
  1,405     GO, FGIC Q-SBLF, 5.65%,
              05/01/10 (p)...................     1,565
  1,620     Jackson Public Schools, Building
              & Site GO, FGIC Q-SBLF, 5.00%,
              05/01/18.......................     1,771
  1,390     Jenison Public Schools GO, FGIC,
              5.25%, 05/01/15................     1,582

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
  1,790     Lake Orion Community School
              District Series A, GO, FGIC
              Q-SBLF, 5.75%, 05/01/10 (p)....     2,001
  1,490     Lansing Community College GO,
              FGIC, 4.00%, 05/01/08..........     1,536
  1,250     Lansing Community College,
              Building & Site GO, MBIA,
              5.00%, 05/01/19................     1,356
  1,000     Lincoln Park School District GO,
              FGIC Q-SBLF, 5.00%, 05/01/20...     1,030
  1,330     Livingston County, Building
              Authority GO, 5.80%,
              07/01/08.......................     1,412
            Lowell Area Schools, Capital
              Appreciation
  5,000     GO, FGIC Q-SBLF, Zero Coupon,
              05/01/14.......................     3,544
  1,425     GO, FGIC Q-SBLF, Zero Coupon,
              05/01/16.......................       916
  1,670     Madison Public Schools GO, FGIC
              Q-SBLF, 5.13%, 05/01/09 (p)....     1,799
  1,400     Marquette Board, Light & Power
              Series A, Rev., AMBAC, 3.30%,
              07/01/06.......................     1,401
  1,155     Michigan Higher Education
              Facilities Authority, Calvin
              College Project, Limited
              Obligation Rev., GO OF INSTN,
              5.50%, 12/01/12 (i)............     1,245
  1,240     Michigan Higher Education
              Facilities Authority, Kettering
              University, Limited Obligation
              Rev., AMBAC GO OF UNIV, 5.50%,
              09/01/19.......................     1,379
            Michigan Higher Education Student
              Loan Authority, AMT
  1,200     Series XII-T, Rev., AMBAC, 5.30%,
              09/01/10.......................     1,291
  1,000     Series XVII-A, Rev., Adj., AMBAC,
              5.75%, 06/01/13................     1,034
  1,500     Series XVII-F, Rev., AMBAC,
              4.20%, 03/01/09................     1,539
            Michigan Municipal Bond
              Authority, Clean Water
              Revolving Fund
  1,250     Rev., 5.50%, 10/01/09 (p)........     1,385
  2,000     Rev., 5.50%, 10/01/09 (p)........     2,217
  1,000     Rev., 5.75%, 10/01/09 (p)........     1,118
  2,500     Rev., 5.88%, 10/01/10 (p)........     2,850

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 32

JPMORGAN MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
            Michigan Municipal Bond
              Authority, Drinking Water
              Revolving Fund
  1,250     Rev., 5.00%, 10/01/18............     1,374
  2,500     Rev., 5.50%, 10/01/09 (p)........     2,771
            Michigan Municipal Bond
              Authority, Local Government
              Lien Program
  1,055     Series 4-A, Rev., AMBAC, 5.00%,
              05/01/16.......................     1,162
  1,500     Series A, Rev., FGIC, 6.00%,
              12/01/13.......................     1,534
            Michigan Municipal Bond
              Authority, School Loans
  2,900     Rev., 5.25%, 12/01/08 (p)........     3,146
  1,350     Rev., 5.25%, 12/01/08 (p)........     1,464
  1,570     Michigan Public Power Agency,
              Campbell Project Series A,
              Rev., AMBAC, 4.00%, 01/01/10...     1,632
  1,245     Michigan Public Power Agency,
              Combustion Turbine No. 1
              Project Series A, Rev., AMBAC,
              5.25%, 01/01/14................     1,384
            Michigan State Building
              Authority, Facilities Program
  2,675     Series I, Rev., 5.25%,
              10/15/11.......................     2,885
  1,250     Series I, Rev., FSA, 5.25%,
              10/15/15.......................     1,398
  1,500     Michigan State Hospital Finance
              Authority Rev., MBIA, 5.00%,
              11/15/19.......................     1,623
            Michigan State Hospital Finance
              Authority, Mercy Health
              Services
  1,000     Series R, Rev., AMBAC, 5.38%,
              08/15/16 (p)...................     1,033
  3,795     Series U, Rev, 5.63%,
              08/15/16 (p)...................     4,012
  6,875     Series W, Rev., FSA, 5.25%,
              08/15/17 (p)...................     7,207
  2,590     Michigan State Hospital Finance
              Authority, Port Huron Hospital
              Obligations Rev., FSA, 5.38%,
              07/01/12.......................     2,647
  1,000     Michigan State Hospital Finance
              Authority, Sparrow Obligation
              Group Rev., 5.25%, 11/15/07....     1,049
            Michigan State Trunk Line
  1,000     Rev., FSA, 5.25%, 11/01/20.......     1,157
  1,340     Series A, Rev., 5.00%,
              11/01/08.......................     1,429
  1,170     Michigan Strategic Fund, Detroit
              Pollution Fund Series BB, Rev.,
              AMBAC, 7.00%, 05/01/21.........     1,562

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
  2,750     Mount Pleasant School District
              GO, AMBAC Q-SBLF, 5.30%,
              05/01/08 (p)...................     2,932
  1,210     Newaygo Public Schools GO, MBIA
              Q-SBLF, 5.00%, 05/01/22........     1,310
    915     Northwestern Michigan College,
              Improvement GO, FGIC, 5.60%,
              10/01/09 (p)...................     1,009
    150     Northwestern Michigan College,
              Unrefunded Balance GO, FGIC,
              5.60%, 04/01/16................       164
  2,050     Oakland County Economic
              Development Corp. Rev., LOC:
              First of America Bank, 5.63%,
              06/01/07 (p)...................     2,200
  2,500     Oakland County Economic
              Development Corp., Cranbrook
              Educational Community Rev.,
              5.00%, 11/01/17................     2,659
  1,670     Oakland University Rev., AMBAC,
              5.25%, 05/15/19................     1,852
  1,000     Otsego Public School District,
              School Building & Site GO, FSA
              Q-SBLF, 5.00%, 05/01/21........     1,079
  1,200     Paw Paw Public School District
              GO, FGIC Q-SBLF, 6.50%,
              05/01/09.......................     1,313
  1,680     Pellston Public School District,
              Capital Appreciation GO, FSA
              Q-SBLF, Zero Coupon,
              05/01/07 (p)...................       556
  1,910     Pinckney Community Schools GO,
              FSA Q-SBLF, 5.00%, 05/01/19....     2,079
            Rochester Community School
              District
  1,000     GO, MBIA Q-SBLF, 5.00%,
              05/01/19.......................     1,121
  7,315     GO, MBIA Q-SBLF, 5.25%,
              05/01/07 (p)...................     7,645
  7,015     GO, MBIA Q-SBLF, 5.30%,
              05/01/07 (p)...................     7,338
  1,000     Rockford Public School District
              GO, FSA Q-SBLF, 5.00%,
              05/01/20.......................     1,092
  1,375     South Lyon Community Schools,
              School Building & Site GO,
              FGIC, 5.25%, 05/01/17..........     1,524
            South Macomb Disposal Authority
  1,085     Rev., AMBAC, 5.38%, 09/01/13.....     1,194
  1,590     Rev., AMBAC, 5.38%, 09/01/15.....     1,739
  1,500     South Redford School District,
              School Building & Site GO, MBIA
              Q-SBLF, 5.00%, 05/01/21........     1,623

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
            Southfield Library Building
              Authority
  1,450     GO, MBIA, 5.00%, 05/01/19........     1,590
  1,560     GO, MBIA, 5.00%, 05/01/20........     1,703
  1,175     GO, MBIA, 5.30%, 05/01/10 (p)....     1,290
            Southfield Public Schools, School
              Building & Site
  1,100     Series B, GO, FSA Q-SBLF, 5.13%,
              05/01/15.......................     1,228
  2,000     Series B, GO, FSA Q-SBLF, 5.13%,
              05/01/20.......................     2,190
  2,085     Southgate Community School
              District GO, FGIC Q-SBLF,
              5.00%, 05/01/09 (p)............     2,237
  1,765     St. John's Public School GO, FGIC
              Q-SBLF, 5.00%, 05/01/16........     1,850
            State of Michigan
  1,490     GO, 5.25%, 12/01/11..............     1,663
    985     GO, 5.40%, 11/01/05 (p)..........     1,004
  1,000     Rev., FSA, 5.25%, 05/15/21.......     1,155
  2,000     State of Michigan, Partnership
              Certificates COP, AMBAC, 5.50%,
              06/01/18.......................     2,193
    470     State of Michigan, Unrefunded
              Balance GO, 5.40%, 11/01/19....       479
  1,450     Tawas City Hospital Finance
              Authority, St. Joseph Asset
              Guaranty Rev., RADIAN-IBCC,
              5.60%, 02/15/13 (p)............     1,555
  1,030     Tecumseh Public Schools GO,
              Q-SBLF, 5.40%, 05/01/10 (p)....     1,135
            University of Michigan, Hospital
  1,000     Rev., 5.00%, 12/01/10............     1,082
  6,000     Series A-1, Rev., 5.25%,
              12/01/10.......................     6,380
  2,000     Walled Lake Consolidated School
              District GO, Q-SBLF, 5.25%,
              05/01/18.......................     2,185
  3,040     Wayland Union School District GO,
              FGIC Q-SBLF, 5.10%, 05/01/12...     3,160
  1,175     Wayne County Series B, GO, MBIA,
              5.13%, 11/01/18................     1,264

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
            Wayne County, Charter Airport
  1,275     Series B, Rev., MBIA, 5.25%,
              12/01/12.......................     1,368
  1,500     AMT, Series D, Rev., FGIC, 5.25%,
              12/01/09.......................     1,618
            Wayne State University
    215     Rev., AMBAC, 5.50%, 11/15/07.....       215
  2,000     Rev., FGIC, 5.25%, 11/15/19......     2,180
  2,000     Rev., FGIC, 5.38%, 11/15/14......     2,196
  2,015     West Bloomfield School District
              GO, FSA, 5.00%, 05/01/21.......     2,181
  1,000     Western Michigan University Rev.,
              MBIA, 5.00%, 11/15/19..........     1,090
  1,000     Willow Run Community Schools GO,
              FSA Q-SBLF, 5.00%, 05/01/20....     1,087
  1,500     Wyandotte Electric Rev., MBIA,
              4.00%, 10/01/11................     1,549
  1,000     Zeeland Public Schools GO, FGIC,
              5.00%, 05/01/21................     1,087
                                               --------
                                                275,383
                                               --------
Puerto Rico (1.2%):
    880     Commonwealth of Puerto Rico GO,
              5.75%, 07/01/07................       945
  2,195     GO, MBIA, 6.25%, 07/01/12........     2,606
                                               --------
                                                  3,551
                                               --------
  Total Long-Term Investments (Cost $261,556)   280,554
                                               --------
SHORT-TERM INVESTMENT (0.2%):
Investment Company (0.2%):
    493     JPMorgan Tax Free Money Market
              Fund (b) (Cost $493)...........       493
                                               --------
TOTAL INVESTMENTS (100.0%)
  (Cost $262,049)                               281,047
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)
(G)                                                  46
                                               --------
NET ASSETS (100.0%)                            $281,093
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 34

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (96.2%):
MUNICIPAL BONDS (96.2%):
Alabama (1.2%):
            Alabama 21st Century Authority,
              Tobacco Settlement
 1,020      Rev., 5.50%, 12/01/10............     1,108
 1,790      Rev., 5.75%, 12/01/12............     1,961
 2,000      Rev., 5.75%, 12/01/19............     2,149
 2,290      Rev., 5.85%, 12/01/13............     2,506
 3,365      Alabama Public School & College
              Authority, Capital Improvement
              Rev., 5.25%, 11/01/11..........     3,644
                                               --------
                                                 11,368
                                               --------
Alaska (3.1%):
12,940      Alaska Housing Finance Corp.,
              Capital Appreciation, General
              Mortgage Series A, Rev., MBIA,
              Zero Coupon, 12/01/17..........     6,358
            Alaska Student Loan Corp.
 2,750      Series A, Rev., AMT, AMBAC,
              5.75%, 07/01/14................     2,888
 1,870      Series A, Rev., AMT, AMBAC,
              6.20%, 07/01/09................     1,929
            Four Dam Pool Power Agency,
              Electrical
 1,830      Rev., LOC: Dexia Credit Local,
              5.00%, 07/01/22................     1,916
 1,945      Rev., LOC: Dexia Credit Local,
              5.00%, 07/01/23................     2,028
 1,030      Rev., LOC: Dexia Credit Local,
              5.00%, 07/01/24................     1,071
 2,525      Matanuska-Susitna Boro Series D,
              GO, AMBAC, 5.00%, 04/01/10.....     2,733
            North Slope Boro
 2,700      Series A, GO, MBIA, Zero Coupon,
              06/30/08.......................     2,459
 1,000      Series A, GO, MBIA, Zero Coupon,
              06/30/10.......................       842
 6,350      Series A, GO, MBIA, Zero Coupon,
              06/30/13.......................     4,666
 2,000      North Slope Boro, Capital
              Appreciation Series B, GO,
              MBIA, Zero Coupon, 06/30/09....     1,755
                                               --------
                                                 28,645
                                               --------
Arizona (2.6%):
 1,080      Arizona Housing Finance Authority
              Series 2A, Rev., Adj., GNMA
              COLL, 5.63%, 10/19/08..........     1,110
 5,000      Arizona State University Series
              II-R-174, Rev., Adj., FSA,
              8.10%, 07/01/09 (m)............     5,862

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
 2,495      City of Phoenix, IDA, Single
              Family Mortgage Series 2002-2,
              Rev., Adj., GNMA/FNMA/FHLMC,
              5.95%, 03/01/07................     2,549
 2,235      Gila County COP, 6.40%,
              06/01/14 (i)...................     2,394
 1,000      Gila County, IDA, Cobre Valley
              Community Hospital Rev., ACA,
              6.00%, 12/01/20................     1,084
 2,565      Maricopa County, IDA Series 2B,
              Rev., Adj., GNMA/FNMA/ FHLMC,
              5.95%, 03/01/07................     2,620
 1,385      Maricopa County, IDA,
              Multi-Family Housing, Coral
              Point Apartments Project Series
              B, Rev., Adj., 5.10%,
              03/01/28.......................     1,409
            Phoenix Civic Improvement Corp.
 1,000      AMT, Junior Lien, Rev., FGIC,
              5.50%, 07/01/10................     1,042
 2,500      AMT, Junior Lien, Rev., FGIC,
              5.63%, 07/01/13................     2,612
   855      Pima County, IDA, Single Family
              Mortgage Series A-1, Rev.,
              GNMA/FNMA/FHLMC, 5.00%,
              03/20/09.......................       889
 1,930      Tucson & Prima Counties, IDA,
              Single Family Mortgage Series
              1A, Adj., GNMA COLL, 5.63%,
              10/01/05.......................     1,968
            Tucson & Prima County, IDA,
              Single Family Mortgage,
              Mortgage Backed Securities
              Program
   215      Series 1A, Rev., GNMA/FNMA,
              5.70%, 07/01/12................       217
   140      Series 1A, Rev., GNMA/FNMA,
              6.10%, 07/01/22................       142
                                               --------
                                                 23,898
                                               --------
Arkansas (0.2%):
   300      Arkansas Development Finance
              Authority Series B, AMT, Rev.,
              GNMA/FNMA, 4.55%, 07/01/06.....       300
   300      Arkansas Development Finance
              Authority, Compound Accretion
              Series 1, Rev., Zero Coupon,
              12/01/11.......................       188
 1,295      Arkansas Development Finance
              Authority, Mortgage Backed
              Securities Program Series E,
              AMT, GNMA/FNMA, 4.75%,
              07/01/06.......................     1,302

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arkansas, continued:
    50      Drew County, Public Facilities
              Board, Single Family Housing
              Series A-2, Rev., FNMA, 7.90%,
              08/01/11.......................        51
    11      Drew County, Public Facilities
              Board, Single Family Housing,
              Privately Insured Mortgage
              Loans Series B, Rev., VEREX,
              7.75%, 08/01/11................        11
            Jacksonville Residential Housing
              Facilities Board, Single Family
              Mortgage
    86      Series A-2, Rev., FNMA, 7.90%,
              01/01/11.......................        87
     3      Series B, Rev., VEREX, 7.75%,
              01/01/11.......................         3
    95      Lonoke County Residential Housing
              Facilities Board, Single Family
              Mortgage Series A-2, Rev.,
              FNMA, 7.90%, 04/01/11..........        97
    54      Stuttgart Public Facilities
              Board, Single Family Mortgage
              Series A, Class A-2, Rev.,
              FNMA, 7.90%, 09/01/11..........        55
                                               --------
                                                  2,094
                                               --------
California (4.4%):
   720      California Rural Home Mortgage
              Finance Authority, Mortgage
              Backed Security Series D, Rev.,
              Adj., GNMA/FNMA, 7.10%,
              06/01/31.......................       730
   405      California Rural Home Mortgage
              Finance Authority, Mortgage
              Backed Security Program Series
              D, Rev., GNMA/FNMA, 5.00%,
              12/01/11.......................       414
            California State Department of
              Water Resources
 3,000      Series A, Rev., MBIA, 5.25%,
              05/01/10.......................     3,289
 2,000      Series A, Rev., MBIA-IBC, 5.50%,
              05/01/10.......................     2,215
 3,300      California Statewide Communities
              Development Authority Rev.,
              Adj., 8.18%, 11/01/15 (m)......     3,332
   500      California Statewide Communities
              Development Authority,
              Regulated Linked Pars & Inflos
              COP, 5.40%, 11/01/15...........       502
 2,470      City of San Jose, Multi-Family
              Housing, Helzer Courts
              Apartments Project Series A,
              Rev., 6.20%, 06/01/19 (i)......     2,319

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
California, continued:
 4,749      Contra Costa County, Multi-Family
              Mortgage, Crescent Park
              Apartments Project Series B,
              Rev., GNMA, 7.80%, 06/20/34....     4,948
   155      Redondo Beach, Redevelopment
              Agency, Residential Mortgage
              Series B, Rev., 6.25%,
              06/01/11 (i)...................       153
            State of California
 1,375      Series BT, AMT, Veterans, GO,
              5.38%, 12/01/16................     1,404
 5,000      Series D-1, GO, Adj., 2.60%,
              05/01/33.......................     5,000
 5,000      Series II-R-190, GO, Adj.,
              XLCA-ICR, 9.61%, 02/01/15......     6,850
 5,290      State of California, Veterans
              Bond Series BG, GO, FSA, 5.15%,
              12/01/06.......................     5,579
 2,960      Turlock Irrigation District
              Series A, Rev., MBIA, 5.00%,
              01/01/15.......................     3,238
                                               --------
                                                 39,973
                                               --------
Colorado (9.5%):
 2,300      Arapahoe County, Single Family
              Mortgage Rev., IMI, Zero
              Coupon, 09/01/10 (p)...........     1,939
 5,030      City of Aurora Series A-2, Rev.,
              Zero Coupon, 03/01/13 (p)......     2,836
 1,920      City of Aurora, Colorado,
              McKesson Corp. Project Series
              A, Rev., Adj, 5.38%,
              12/01/11.......................     1,921
 1,000      City of Erie, Water Enterprise
              Rev., ACA, 5.13%, 12/01/10.....     1,045
   865      Colorado Health Facilities
              Authority, First Mortgage,
              Christian Living Series A,
              Rev., 6.40%, 01/01/10 (i)......       895
 1,030      Colorado Housing & Facilities
              Finance Authority, Multi-Family
              Project Series C-3, Class I,
              AMT, Rev., 4.55%, 10/01/12.....     1,063
 1,445      Colorado Housing & Facilities
              Finance Authority, Capital
              Appreciation, Single Family
              Program Series C-1, AMT, Rev.,
              Zero Coupon, 11/01/29..........       384
 1,085      Colorado Housing & Facilities
              Finance Authority, Multi-Family
              Housing Insured Mortgage Series
              C-3, Rev., FHA, 5.70%,
              10/01/21.......................     1,086
            Colorado Housing & Facilities
              Finance Authority, Multi-Family
              Project
   680      Series C-3, Class I, AMT, Rev.,
              4.45%, 04/01/11................       701

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 36

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Colorado, continued:
 1,020      Series C-3, Class I, AMT, Rev.,
              4.65%, 10/01/13................     1,049
            Colorado Housing & Facilities
              Finance Authority, Single
              Family Program
 1,530      Rev., FHA, Series C-2, AMT,
              7.05%, 10/01/09................     1,572
   465      Series B-2, Rev., MBIA-IBC,
              6.80%, 04/01/30................       469
 2,500      Countrydale Metropolitan District
              GO, Adj., LOC: Compass Bank,
              3.50%, 12/01/07................     2,508
            Denver City & County
 4,990      ROL II-R-98-A, Rev., Adj., FSA,
              8.56%, 05/15/09 (m)............     5,937
 5,000      Series A, Rev., AMBAC, 6.00%,
              11/15/10.......................     5,606
 5,000      Series A, Rev., AMBAC, 6.00%,
              11/15/12.......................     5,535
 9,000      Series A, Rev., AMBAC, 6.00%,
              11/15/14.......................    10,000
            Denver City & County, Capital
              Appreciation, Single Family
              Mortgage
 1,000      Series A, Rev., MGIC, Zero
              Coupon, 07/01/10...............       771
 9,850      Series A, Rev., MGIC, Zero
              Coupon, 07/10/14...............     6,236
            Denver City & County, Single
              Family Mortgage, Metropolitan
              Mayors Caucus
   285      Rev., Adj., GNMA/FNMA/FHLMC COLL,
              6.00%, 08/01/06................       290
   725      Rev., Adj., GNMA/FNMA/FHLMC COLL,
              6.15%, 08/01/05................       734
   230      Series A, Rev., Adj., GNMA/FNMA/
              FHLMC COLL, 7.30%, 11/01/31....       233
 1,000      Denver City & County, Special
              Facilities, Rental Car Project
              Series A, Rev., MBIA, 6.00%,
              01/01/13.......................     1,090
 5,660      Douglas County, School District
              No. Re-1 Series 163, GO, Adj.,
              MBIA, 7.40%, 06/15/09 (m)......     6,818
   650      El Paso County Series A, Rev.,
              GNMA/FNMA/FHLMC, 6.20%,
              05/01/09.......................       655
 1,870      El Paso County School District
              No. 11, Colorado Springs GO,
              7.13%, 12/01/19................     2,431
 2,500      Englewood, Multi-Family Housing,
              Marks Apartments Project Rev.,
              6.65%, 12/01/26................     2,587

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Colorado, continued:
 3,500      Mesa County, Residential Rev.,
              Zero Coupon, 12/01/11 (p)......     2,797
10,000      Metropolitan Football Stadium
              District, Sales Tax Capital
              Appreciation Series A, Rev.,
              MBIA, Zero Coupon,
              01/01/07 (m)...................     9,565
 6,960      Northern Metropolitan District,
              Adams County GO, MBIA-IBC,
              6.50%, 12/01/16................     7,521
                                               --------
                                                 86,274
                                               --------
Connecticut (1.6%):
            City of Stamford, Housing
              Authority, Rippowam Park
              Apartments Project
 4,350      Rev., 6.25%, 10/01/19 (m)........     4,611
 9,200      Rev., 6.38%, 10/01/29............     9,738
                                               --------
                                                 14,349
                                               --------
Delaware (0.1%):
 1,210      Delaware State Housing Authority,
              Single Family Mortgage Series
              A-1, Rev., AMBAC, 5.17%,
              01/01/30.......................     1,238
                                               --------
District of Columbia (2.0%):
            District of Columbia
11,840      COP, AMBAC, 5.25%, 01/01/13......    13,049
 1,000      Series A, GO, AMBAC, 5.38%,
              06/01/10.......................     1,065
 1,000      Series B, GO, FGIC, 5.25%,
              06/01/15.......................     1,094
 2,895      District of Columbia Tobacco
              Settlement Financing Corp,
              Asset Backed Bonds Rev., 5.20%,
              05/15/08.......................     3,010
                                               --------
                                                 18,218
                                               --------
Florida (5.2%):
            Capital Projects Finance
              Authority, Capital Projects
              Loan Program
 2,385      Series F-1, Rev., MBIA, 5.50%,
              10/01/13.......................     2,630
 2,880      Series F-1, Rev., MBIA, 5.50%,
              10/01/14.......................     3,161
 2,860      Capital Trust Agency, Seminole
              Tribe Convention Series C,
              Rev., ACA, 6.00%, 10/01/17.....     3,127
 5,000      City of Tampa Rev., FSA, 5.00%,
              10/01/17.......................     5,564
 4,000      Collier Country School Board COP,
              FSA, 5.25%, 02/15/21...........     4,587

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Florida, continued:
   725      Florida Housing Finance Corp,
              Homeowner Mortgage Series 2,
              AMT, Rev., MBIA, 4.75%,
              07/01/19.......................       729
 4,720      Florida State Board of Education
              Rols RR-II-R-235, GO, Adj.,
              7.59%, 06/01/10................     5,539
 6,325      Fort Pierce Utilities Authority
              Rols RR-II-R 241-4, Rev., Adj.,
              AMBAC, 7.59%, 10/01/16.........     7,644
 2,500      Miami Health Facilities Authority
              Rev., Adj., AMBAC, 7.77%,
              08/15/15.......................     2,602
 2,900      Miami-Dade County, Special
              Obligation Sub-Series A, Rev.,
              MBIA, Zero Coupon, 10/01/16....     1,725
 2,575      Orange County, Housing Finance
              Authority Series B, Rev., AMT,
              GNMA/FNMA, 5.40%, 12/01/07.....     2,692
            Palm Beach County, North County
              Courthouse Projects
 1,000      Rev., 5.00%, 12/01/11............     1,101
 1,195      Rev., 5.00%, 12/01/12............     1,323
 1,100      Pompano Beach, Water & Sewer
              Rev., FGIC, 5.50%, 07/01/16....     1,165
            Santa Rosa Bay Bridge Authority,
              Capital Appreciation
 1,320      Rev., ACA MBIA, Zero Coupon,
              07/01/08.......................     1,202
 1,625      Rev., ACA MBIA, Zero Coupon,
              07/01/09.......................     1,426
 1,535      Rev., ACA-CBI-MBIA-IBC, Zero
              Coupon, 07/01/12...............     1,194
                                               --------
                                                 47,411
                                               --------
Georgia (2.6%):
 1,500      City of Atlanta, Airport
              Facilities Series A, Rev.,
              AMBAC, 6.50%, 01/01/08 (p).....     1,632
 2,640      Clayton County, Housing
              Authority, Multi-Family
              Housing, Southlake Cove Project
              Series A, Rev., GNMA, 5.60%,
              12/20/09.......................     2,938
            Dallas County, Legacy at Dallas
              Project
   440      Series A, Rev., 5.35%,
              12/01/27 (i)...................       308
   785      Series A, Rev., 5.45%,
              12/01/35 (i)...................       550
 2,805      Series A, Rev., 5.60%,
              12/01/43 (i)...................     1,964
 5,000      De Kalb County, Housing
              Authority, Friendly Hills
              Apartments Series A, Rev., FHA,
              7.05%, 01/01/39................     5,348

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Georgia, continued:
 1,000      Fulton County, Building
              Authority, Capital
              Appreciation, Judicial Center
              Project Rev., Zero Coupon,
              01/01/10.......................       864
 1,765      Fulton County, Housing Authority
              Multi-Family, Capital
              Appreciation, Judicial Center
              Project A Rev., 6.30%,
              07/01/08 (p)...................     1,923
 5,500      Municipal Electric Authority Rols
              RR II R 253, Rev., Adj., AMBAC,
              7.59%, 01/01/26................     6,185
 1,550      Municipal Electric Authority,
              General Resolution Projects
              Series A, Rev., MBIA, 5.13%,
              01/01/12.......................     1,616
                                               --------
                                                 23,328
                                               --------
Hawaii (0.2%):
 1,035      Hawaii Housing & Community
              Development Corp., Multi-Family
              Housing, Sunset Villas Rev.,
              GNMA, 5.00%, 07/20/11..........     1,054
   950      City & County of Honolulu, Smith-
              Beretania Series 8A, GO, MBIA-
              FHA, 4.80%, 01/01/12...........       951
                                               --------
                                                  2,005
                                               --------
Idaho (0.4%):
 2,165      Idaho Housing & Finance
              Association Series A, Class
              III, Rev., 5.55%, 02/01/07.....     2,226
            Idaho Housing & Finance
              Association, Single Family
              Mortgage
   220      Series D, Rev., FHA, 6.45%,
              01/01/06.......................       223
    90      Series D-2, Rev., FHA, 4.95%,
              07/01/28.......................        90
   280      Series E-2, Rev, 5.95%,
              07/01/14.......................       283
   485      Series H, Rev., FHA, 6.05%,
              07/01/14.......................       503
   515      Sub Series A, Rev., FHA, 5.35%,
              07/01/11.......................       519
                                               --------
                                                  3,844
                                               --------
Illinois (3.1%):
 4,450      Chicago Heights Series A, GO,
              FGIC, 5.65%, 12/01/16..........     4,802
 1,000      Chicago O'Hare International
              Airport, Second Lien Passenger
              Facilities Series A, Rev., AMT,
              AMBAC, 5.50%, 01/01/09.........     1,072

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 38

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Illinois, continued:
   700      City of Chicago Series D, AMT,
              Rev., GNMA/FNMA, 5.75%,
              10/01/34.......................       750
 3,000      City of Chicago, Illinois, City
              Colleges Capital Improvement
              GO, FGIC, 6.00%, 01/01/10......     3,358
   100      City of Chicago, Midway Airport
              Series A, Rev., FSA, 5.13%,
              01/01/26.......................       104
            City of Chicago, Single Family
              Mortgage
   295      Series B, Rev., Adj., GNMA/FNMA/
              FHLMC COLL, 6.00%, 08/01/05....       297
 2,135      Series B, Rev., Adj., GNMA/FNMA/
              FHLMC COLL, 6.00%, 01/17/09....     2,145
   290      Series C, Rev., MBIA-IBC, 7.00%,
              09/01/10.......................       292
 3,500      City of Peru, Construction
              Freightways Corp. Project
              Series B, Rev., 5.25%,
              01/01/04 (d) (i)...............       210
 2,660      Cook County, Community High
              School District No. 219-Niles
              Township GO, FGIC, 5.88%,
              12/01/10 (p)...................     3,025
 2,745      DeKalb & Ogle Counties, Community
              College District No. 523 GO,
              FSA, 5.75%, 02/01/13...........     3,042
            Illinois Developmental Finance
              Authority, Multi-Family
              Housing, Lincoln Place
 3,430      Series A, Rev., GNMA, 6.50%,
              07/20/15.......................     3,873
 4,465      Series A, Rev., GNMA, 6.60%,
              07/20/21.......................     5,028
   120      Peoria, Moline & Freeport, Single
              Family Collateral Mortgage
              Series A, Rev., GNMA COLL FHA/
              VA MTGS, 7.60%, 10/01/05.......       121
                                               --------
                                                 28,119
                                               --------
Indiana (2.1%):
 2,000      City of Indianapolis, Local
              Public Improvements Bond Bank
              Series A, FSA, 6.50%,
              01/01/08.......................     2,171
            City of Indianapolis,
              Multi-Family Housing, Turtle
              Creek, North Apartments
   395      Series A, Rev., GNMA, 3.40%,
              10/08/07.......................       390
   550      Series A, Rev., GNMA, 4.15%,
              10/20/12.......................       548

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Indiana, continued:
   700      Series A, Rev., GNMA, 4.38%,
              10/25/17.......................       700
 2,000      Indiana Development Finance
              Authority, Southern Indiana Gas
              & Electric, AMT Series C, Rev.,
              Adj., 5.00%, 03/01/06..........     2,020
            Indiana Housing Finance
              Authority, Single Family
              Mortgage
 1,225      Series A-1, Rev., GNMA/FNMA,
              5.10%, 11/01/06................     1,245
   750      Series A-2, AMT, Rev., FHA,
              6.45%, 07/01/14................       758
 3,130      Indiana Housing Finance
              Authority, Toll Road Rev.,
              6.00%, 07/01/15................     3,219
 4,550      Indiana Transportation Finance
              Authority, Highway, Unrefunded
              Balance Series A, Rev., AMBAC,
              5.75%, 06/01/12................     5,212
 3,000      Sullivan Pollution Control,
              Hoosier Energy-Merom Project
              Rev., 7.10%, 07/06/05..........     3,002
 4,900      Town of Fremont, Consolidated
              Freightways Corp. Project Rev.,
              5.25%, 05/01/04 (d) (i)........       294
                                               --------
                                                 19,559
                                               --------
Kansas (2.3%):
            Butler County, Public Building
              Commission
 2,045      4.50%, 10/01/21..................     2,102
 2,055      Rev., MBIA, 4.50%, 10/01/20......     2,123
 1,905      City of Wichita, Hospital
              Facilities Improvement Rev.,
              6.75%, 11/15/14................     2,167
 1,035      Kansas Development Finance
              Authority, Multi-Family
              Housing, Lom Vista Apartments
              Series O, Rev., GNMA COLL,
              6.50%, 06/20/34................     1,122
 1,760      Sedgwick & Shawnee Counties,
              Mortgage Backed Securities
              Program Series A, Rev., Adj.,
              GNMA/FNMA COLL, 6.05%,
              11/01/09.......................     1,904
            Sedgwick & Shawnee Counties,
              Mortgage-Backed Securities
              Program
 1,675      Series A, AMT, Rev., Adj., GNMA/
              FNMA, 5.25%, 06/01/06..........     1,679
 3,690      Series A-4, AMT, Rev., Adj.,
              GNMA/ FNMA COLL, 5.65%,
              03/01/06.......................     3,707

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Kansas, continued:
 3,255      Series B-2, AMT, Rev., Adj.,
              GNMA/ FNMA COLL, 6.45%,
              02/01/07.......................     3,425
    95      Sedgwick & Shawnee Counties,
              Single Family Mortgage, Capital
              Appreciation Rev., MBIA FHA,
              Zero Coupon, 10/01/16..........        30
 2,690      Sedgwick & Shawnee Counties,
              Single Family Mortgage-Backed
              Securities Program Series B-3,
              Rev., Adj., GNMA/FNMA, 5.75%,
              01/08/10.......................     2,914
                                               --------
                                                 21,173
                                               --------
Kentucky (1.3%):
            Kentucky Economic Development
              Finance Authority, Norton
              HealthCare, Inc.
10,475      Series B, Rev., MBIA, Zero
              Coupon, 10/01/06...............    10,106
 1,615      Series C, Rev., MBIA, Zero
              Coupon, 10/01/06...............     1,638
   515      Meade County, Pollution Control
              Revenue, Olin Corp. Project
              Rev., 6.00%, 07/01/07 (i)......       516
                                               --------
                                                 12,260
                                               --------
Louisiana (4.3%):
            Calcasieu Parish Public
              Transportation Authority
   450      Series A, Rev., GNMA/FNMA, 5.00%,
              04/01/28.......................       470
   630      Series A, Rev., GNMA/FNMA, 5.55%,
              04/01/12.......................       660
 5,310      City of Lafayette, Public Power
              Authority Electric Rols II
              246-2, 7.59%, 11/01/10.........     6,296
 3,095      City of Shreveport Series A, GO,
              FGIC, 6.00%, 05/01/09..........     3,431
            Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage
 1,115      Series B-1, Rev., Adj., GNMA/FNMA
              COLL, 6.65%, 06/01/07..........     1,142
 6,655      Series C, Rev., GNMA/FNMA, 4.50%,
              12/01/24.......................     6,579
   595      Series C-1, Rev., GNMA/FNMA,
              7.00%, 06/01/29................       605
            Louisiana Energy & Power
              Authority
 4,460      Rev., FSA, 5.75%, 01/01/11.......     5,030
 4,320      Rev., FSA, 5.75%, 01/01/12.......     4,927
 2,290      Rev., FSA, 5.75%, 01/01/13.......     2,639

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
            Louisiana Housing Finance Agency,
              Single Family Access Program
   175      Series B, Rev., GNMA/FNMA COLL,
              8.00%, 03/01/25................       176
 1,415      Series D-2, AMT, Rev., GNMA/
              FNMA, 7.05%, 06/01/31..........     1,433
   200      Louisiana Public Facilities
              Authority Hospital, Franciscan
              Missionaries Series C, Rev.,
              FSA, 5.00%, 07/01/28...........       206
   455      Louisiana Public Facilities
              Authority Hospital, Touro
              Infirmary Project Series A,
              Rev., 6.13%, 08/15/23..........       456
    75      Louisiana Public Facilities
              Authority, Single Family
              Mortgage Series B, Rev.,
              GNMA/FNMA, 5.75%, 09/29/25.....        78
 1,000      Louisiana Stadium & Exposition
              District, Hotel Occupancy Tax &
              Stadium Series B, Rev., FGIC,
              5.25%, 07/01/16................     1,093
            St. Tammany Parish Hospital
              Service District No. 2
   540      Series B, GO, RADIAN, 5.25%,
              03/01/11.......................       587
   515      Series B, GO, RADIAN, 5.25%,
              03/01/12.......................       563
   475      St. Tammany Parish Public Trust
              Financing Authority, Christwood
              Project Rev., 5.70%,
              11/15/18 (i)...................       483
 2,000      State of Louisiana Series A, GO,
              MBIA, 5.00%, 08/01/10..........     2,179
                                               --------
                                                 39,033
                                               --------
Maine (0.3%):
 2,375      Maine State Housing Authority,
              Single Family Housing Series
              C-2, AMT, Rev., AMBAC, 6.15%,
              11/15/17.......................     2,444
                                               --------
Maryland (0.5%):
   640      Baltimore County, Multi-Family
              Housing, Compound Interest
              Series A, Rev., FHA, Zero
              Coupon, 09/01/24...............       230
 2,000      City of Baltimore, Port
              Facilities Rev., Adj., 6.50%,
              12/01/10.......................     2,031

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 40

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Maryland, continued:
 5,610      Prince Georges County, Housing
              Authority Mortgage, Capital
              Appreciation, Foxglenn
              Apartments Series A, Rev.,
              GNMA, Zero Coupon, 05/20/22....     2,154
   505      Prince Georges County, Housing
              Authority, Single Family
              Mortgage Series A, AMT, Rev.,
              Adj., GNMA/FNMA/FHLMC, 5.60%,
              07/01/06.......................       514
                                               --------
                                                  4,929
                                               --------
Massachusetts (1.0%):
 1,795      Massachusetts Educational
              Financing Authority,
              Educational Loan Series E,
              Rev., AMBAC, 4.60%, 01/01/10...     1,865
 2,500      Massachusetts Housing Finance
              Agency, Multi-Family Housing
              Series A, Rev., AMBAC, 6.40%,
              12/01/15.......................     2,582
   100      Massachusetts Housing Finance
              Agency, Single Family Housing
              Series 21, Rev., Adj., 7.13%,
              06/01/25.......................       100
 1,310      Massachusetts Industrial Finance
              Agency, University Commons
              Nursing Series A, Rev., FHA,
              6.55%, 08/01/18................     1,449
            New Bedford Housing Authority,
              Capital Funding Program
   675      Series A, Rev., 3.40%,
              10/01/11.......................       680
   700      Series A, Rev., 3.60%,
              10/01/12.......................       708
   725      Series A, Rev., 3.75%,
              10/01/13.......................       738
   750      Series A, Rev., 3.90%,
              10/01/14.......................       768
                                               --------
                                                  8,890
                                               --------
Michigan (1.0%):
            Clawson City School District
 1,455      GO, MBIA Q-SBLF, 5.00%,
              05/01/15.......................     1,626
 1,605      GO, MBIA Q-SBLF, 5.00%,
              05/01/17.......................     1,777
 4,000      Michigan State Building
              Authority, Facilities Program
              Series I, Rev., 5.00%,
              10/15/12.......................     4,320
 1,300      Utica Community Schools, Building
              & Site GO, FGIC Q-SBLF, 5.00%,
              05/01/12.......................     1,435
                                               --------
                                                  9,158
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Minnesota (0.4%):
   680      Blaine IDR, Consolidated
              Freightways Corp. Project Rev.,
              5.15%, 01/01/04 (d) (i)........        41
 1,625      Minneapolis Community Development
              Agency, Multi-Family Housing,
              Riverside Homes Project Rev.,
              6.10%, 09/01/19................     1,669
   135      Minneapolis Residual Interest,
              Convention Capital Appreciation
              Mortgage Rev., 7.00%,
              10/01/12.......................       135
 1,475      Minnesota Housing Finance Agency,
              Single Family Mortgage Series
              A, Rev., GO OF AGY, 5.75%,
              07/01/18.......................     1,495
                                               --------
                                                  3,340
                                               --------
Mississippi (0.7%):
 6,400      Mississippi Higher Education
              Assistance Corp., Student Loan
              Series B-3, Rev., GTD STD LNS,
              5.45%, 03/01/10................     6,824
                                               --------
Missouri (1.3%):
   915      Cameron Community Hospital, IDA
              Rev., ACA, 6.25%, 12/01/12.....     1,016
 2,570      City of Kansas, Streetlight
              Project Series B, GO, 5.13%,
              02/01/17.......................     2,677
 1,235      City of St. Louis, Lambert-St.
              Louis International Airport
              Series A, Rev., FSA, 5.00%,
              07/01/09.......................     1,327
            Missouri Housing Development
              Commission, AMT, Single Family
              Homeowner Mortgage
   265      Series B-1, Rev., GNMA/FNMA COLL,
              6.15%, 03/01/20................       266
   340      Series B-1, Rev., MBIA-IBC,
              7.45%, 09/01/31................       342
   925      Series C-1, Rev., GNMA/FNMA,
              7.15%, 03/01/32................       974
 2,995      St. Louis County, Housing
              Authority, Oakmont Hathaway &
              Brighton Series A, Rev., LIQ:
              Fannie Mae, 4.55%, 05/01/11....     3,138
 2,000      University City, IDA,
              Multi-Family Housing, Oak
              Forest Apartment Project Rev.,
              Adj., LOC: Sumitomo Bank Ltd,
              7.37%, 03/01/21................     2,052
                                               --------
                                                 11,792
                                               --------
Montana (0.2%):
 1,420      Montana State Housing Board,
              Single Family Mortgage Series
              B-2, AMT, Rev., 6.00%,
              12/01/29.......................     1,460
                                               --------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
  Nebraska (1.0%):
 3,000      Lancaster County, IDR,
              Archer-Daniels-Midland Co.
              Project Rev., 5.90%,
              11/01/07.......................     3,069
 5,000      Nebraska Public Power District
              Rols-RR-II-R-209, Rev., Adj.,
              MBIA, 8.10%, 01/01/12..........     5,634
                                               --------
                                                  8,703
                                               --------
Nevada (0.8%):
 1,900      City of Las Vegas, Special
              Improvement District No. 707,
              Special Assessment Series A,
              FSA, 5.40%, 06/01/14...........     2,051
 3,000      Director, State Department
              Business & Industrial Waste
              Disposal, Waste Management,
              Income Project Rev., Adj.,
              3.30%, 10/01/14................     2,960
 1,455      Nevada Housing Division,
              Multi-Unit Housing, Citivista
              Project, AMT Series A-1, Rev.,
              FNMA, 5.45%, 10/01/15..........     1,519
            Nevada Housing Division, Single
              Family Mortgage
   270      Series A-1, Rev., 5.20%,
              04/01/11.......................       271
   100      Series B-1, AMT, Rev., 6.00%,
              04/01/10.......................       100
    95      Series C, Rev., FHA/VA/PRIV MTGS,
              6.60%, 04/01/14................        96
                                               --------
                                                  6,997
                                               --------
New Jersey (3.0%):
 2,310      Casino Reinvestment Development
              Authority, New Jersey Hotel
              Room Fee Rev., AMBAC, 5.00%,
              01/01/15.......................     2,531
            New Jersey Health Care Facilities
              Financing Authority, Shore
              Memorial Health Care Systems
 1,295      Rev., RADIAN, 5.00%, 07/01/10....     1,390
 1,355      Rev., RADIAN, 5.00%, 07/01/11....     1,464
 7,500      New Jersey Transportation Trust
              Fund Authority, Transportation
              Systems Series II-R-149, Rev.,
              Adj., AMBAC, 8.11%,
              06/15/07 (m)...................     8,622
10,000      New Jersey Transportation Trust
              Fund Authority,Transportation
              Systems Series C, Rev., MBIA,
              5.25%, 06/15/15................    11,310
 2,000      Passaic County GO, MBIA, 5.00%,
              09/01/08.......................     2,127
                                               --------
                                                 27,444
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New Mexico (1.1%):
            New Mexico Educational Assistance
              Foundation, Student Loan
              Program
   985      1st Sub Series A-2, Rev., GTD,
              6.20%, 11/01/08................     1,003
   590      1st Sub Series A-2, Rev., GTD,
              6.30%, 11/01/09................       601
            New Mexico Mortgage Finance
              Authority, Single Family
              Mortgage
   290      Series A-2, AMT, Rev., GNMA/
              FNMA/FHLMC COLL, 6.05%,
              07/01/16.......................       293
   430      Series A2, Rev., GNMA/FNMA,
              4.60%, 09/01/29................       431
 5,815      Series C-2, AMT, Rev., FNMA/
              GNMA, 4.70%, 02/15/10..........     6,002
 1,480      Series E-2, AMT, Rev., GNMA/
              FNMA/FHLMC COLL, 6.80%,
              03/01/31.......................     1,586
                                               --------
                                                  9,916
                                               --------
New York (3.7%):
            City of New York
   485      Series A, GO, 5.25%,
              11/01/08 (p)...................       522
 2,000      Series A, GO, 5.25%, 08/01/10....     2,096
 5,000      Series C, GO, 5.50%, 08/01/13....     5,599
   880      Series C, GO, XLCA-ICR, 5.50%,
              11/15/07 (p)...................       944
 4,000      Series F, GO, 5.25%, 08/01/07
            City of New York, Unrefunded
              Balance........................     4,192
 2,015      Series A, GO, 5.25%, 11/01/08....     2,156
 1,000      Series B, GO, 5.25%, 08/01/10....     1,053
 2,120      Series C, GO, XLCA-ICR, 5.50%,
              11/15/10.......................     2,263
 1,095      Hempstead Town, Industrial
              Development Agency, Adelphi
              University Civic Facilities
              Rev., 5.25%, 02/01/10..........     1,175
            Islip Resource Recovery Agency,
              1985 Facility
 1,000      Series F, Rev., FSA, 5.00%,
              07/01/12.......................     1,077
 2,140      Series F, Rev., FSA, 5.00%,
              07/01/13.......................     2,301
 1,365      Monroe County, Airport Authority,
              Greater Rochester International
              Rev., MBIA, 5.25%, 01/01/12....     1,485

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 42

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New York, continued:
            New York State Dormitory
              Authority, Jewish Board of
              Family & Children
 1,050      Rev., AMBAC, 5.00%, 07/01/10.....     1,138
 1,100      Rev., AMBAC, 5.00%, 07/01/11.....     1,201
 1,150      Rev., AMBAC, 5.00%, 07/01/12.....     1,262
 3,000      New York State Urban Development
              Corp. Series A, Rev., 5.25%,
              01/01/09.......................     3,197
 1,675      Tobacco Settlement Financing
              Corp, Asset Backed Series B-1,
              Rev., XLCA-ICR, 4.00%,
              06/01/12.......................     1,775
                                               --------
                                                 33,436
                                               --------
North Carolina (0.1%):
   770      Asheville Housing Authority,
              Multi-Family, Battery Park
              Apartment Series A, Rev., GNMA,
              3.90%, 08/20/15................       754
   500      North Carolina Housing Finance
              Agency, AMT, Home Ownership
              Series 8-A, Rev., 5.95%,
              10/11/05.......................       515
                                               --------
                                                  1,269
                                               --------
North Dakota (0.1%):
   530      North Dakota State Housing
              Finance Agency, Housing Finance
              Program Series A, Rev., 6.00%,
              07/01/17.......................       549
                                               --------
Ohio (5.4%):
 6,000      City of Akron, Municipal Baseball
              Stadium Project COP, 6.90%,
              12/01/16.......................     6,364
 2,750      City of Cleveland, First Mortgage
              Series 1, Rev., MBIA, 5.13%,
              11/15/18.......................     2,877
 1,900      Cleveland-Cuyahoga County Port
              Authority, Port Development of
              Cleveland Series A, Rev, 5.38%,
              05/15/18.......................     1,943
 1,320      Cleveland-Cuyahoga County, Port
              Authority, Cleveland City
              Project Series B, Rev., 4.50%,
              05/15/30.......................     1,348
 1,675      Cleveland-Cuyahoga County, Port
              Authority, Port Capital
              Improvement Project Series A,
              Rev., 5.38%, 05/15/19..........     1,699
            Cleveland-Cuyahoga County, Port
              Authority, Port Cleveland Bond
              Fund
   590      Series 1, Rev., LOC: Fifth Third
              Bank, 6.25%, 05/15/16..........       621
 1,055      Series A, Rev., 6.20%,
              05/15/22.......................     1,129

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
 2,000      Series C, Rev., 5.25%,
              11/15/15.......................     2,067
 1,015      Cleveland-Cuyahoga County, Port
              Authority, Port Development C &
              P Docks Project Series 1, Rev.,
              6.00%, 03/01/07 (p)............     1,053
            Cuyahoga County, Multi-Family
              Housing, Carter Manor
   300      Rev., GNMA, 3.25%, 10/04/08......       302
   550      Rev., GNMA, 4.00%, 07/23/12
              Dublin City School District,
              Capital Appreciation...........       547
 2,885      GO, FGIC, Zero Coupon,
              12/01/13.......................     2,090
 3,580      GO, FGIC, Zero Coupon,
              12/01/14.......................     2,470
 1,065      Lucas County, Swan Creek
              Apartments Project Series A,
              Rev., GNMA, 5.95%, 12/20/21....     1,142
 2,500      Montgomery County, Care
              Facilities, Mary Scott Project
              Series A, Rev., GNMA COLL,
              6.55%, 09/20/32................     2,814
 4,500      Montgomery County, Hospital
              Improvement, Kettering Medical
              Center Rev., MBIA, 5.63%,
              04/01/16.......................     4,675
 1,000      Ohio Air Quality Development
              Authority, Cleveland Pollution
              Control Series B, Rev., Adj.,
              3.75%, 10/01/08................     1,004
   390      Ohio Housing Finance Agency, AMT,
              Residential Series B, Rev.,
              GNMA COLL, 4.65%, 09/01/20.....       391
 2,775      Ohio Housing Finance Agency,
              Residential Mortgage-Backed
              Securities Series C, Rev.,
              GNMA, 4.63%, 11/01/07..........     2,790
 2,000      Ohio State Higher Education
              Capital Facilities Series II-A,
              Rev., 5.50%, 12/01/09..........     2,203
 1,000      Ohio State Mortgage Rev., FHA,
              6.20%, 08/01/17................     1,046
            Summit County, Port Authority,
              Eastland Woods Project
   290      Series A, Rev., FHA, 3.25%,
              12/15/07.......................       286
   425      Series A, Rev., FHA, 4.00%,
              10/21/12.......................       421
   580      Series A, Rev., FHA, 4.35%,
              10/27/12.......................       577

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
 1,020      Series A, Rev., FHA, 4.75%,
              10/03/23.......................     1,031
            Toledo Lucas County, Port
              Authority Development,
              Northwest Ohio Bond Fund
   815      Series C, AMT, Rev., 6.00%,
              05/15/11.......................       872
   930      Series E, Rev., 6.10%,
              11/15/10.......................       978
   455      Series F, Rev., 6.00%,
              11/15/07.......................       470
            Toledo Lucas County, Port
              Authority Development,
              Northwest Ohio Bond Fund,
              Oracle
 1,590      Series C, 5.35%, 11/15/12........     1,674
   795      Series C, AMT, Rev., 4.35%,
              11/15/07.......................       810
   500      Upper Arlington City, School
              District GO, FSA, 5.00%,
              12/01/22.......................       542
 1,710      Upper Arlington City, School
              District, Capital Appreciation
              GO, FSA, Zero Coupon,
              12/01/14.......................     1,180
                                               --------
                                                 49,416
                                               --------
Oklahoma (0.9%):
 2,025      Broken Arrow Public Golf
              Authority, Recreational
              Facilities Rev., RADIAN, 7.25%,
              08/01/20.......................     2,073
 1,480      Canadian County, Home Finance
              Authority, Single Family
              Mortgage, Mortgage Backed
              Securities Program Series A,
              Rev., Adj., GNMA COLL, 6.70%,
              03/01/06.......................     1,521
 2,000      City of Enid, Municipal
              Authority, Sales Tax and
              Utility Rev., AMBAC, 4.50%,
              02/01/10.......................     2,090
   371      IDK Partners III 5.10%,
              08/01/23.......................       373
 2,000      Oklahoma Development Finance
              Authority, Hillcrest Healthcare
              System Series A, Rev., 5.63%,
              08/15/09 (p)...................     2,202
                                               --------
                                                  8,259
                                               --------
Oregon (2.9%):
            Clackamas County, School District
              No. 62, Oregon City
 2,215      GO, SCH BD GTY, 5.50%,
              06/15/10.......................     2,460
 2,395      GO, SCH BD GTY, 6.00%,
              06/15/10 (p)...................     2,717
 3,520      GO, SCH BD GTY, 6.00%,
              06/15/10 (p)...................     3,994
 3,920      GO, SCH BD GTY, 6.00%,
              06/15/10 (p)...................     4,447

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Oregon, continued:
 1,975      Keizer Urban Renewal Agency,
              North River Economic, Tax
              Allocation Series A, 5.00%,
              12/01/07.......................     2,091
 5,410      Multnomah & Yamill Counties
              School District No. 1J Series
              171, Adj., MBIA, 7.40%,
              06/01/12 (m)...................     6,379
 2,555      Oregon State Facilities
              Authority, Cascadian Terrace
              Apartments Series A, Rev., LOC:
              Bank of the West, 5.10%,
              11/01/32.......................     2,679
 1,890      Oregon State, Department of
              Administrative Services,
              Education Project Series A,
              Rev., FSA, 5.25%, 04/01/11.....     2,051
                                               --------
                                                 26,818
                                               --------
Other Territory (6.1%):
            Multi-Family Housing, Bond Pass
              Through Certificates
 1,430      Series 2000-2, Rev., Adj., 6.00%,
              11/01/33.......................     1,487
 2,905      Series 2000-3, Rev., Adj., 6.00%,
              11/01/33.......................     3,022
 1,830      Series 2000-4, Rev., Adj., 6.00%,
              11/01/33.......................     1,903
 2,525      Series 7, Rev., Adj., 5.85%,
              11/01/21.......................     2,633
 2,450      Multi-Family Housing, Bond Pass
              Through Certificates, Bent Tree
              Series 3, Rev., 6.00%,
              05/01/18.......................     2,707
 1,520      Multi-Family Housing, Bond Pass
              Through Certificates, Grand
              Reserve Apartments of Texas
              Series 8, Rev., Adj., 5.95%,
              11/01/23.......................     1,585
 3,160      Multi-Family Housing, Bond Pass
              Through Certificates, Lakewood
              Jefferson County Series 6,
              Rev., 5.75%, 11/01/16..........     3,398
 1,980      Multi-Family Housing, Bond Pass
              Through Certificates, Manzano
              Mesa Apartments Series 2, Rev.,
              Adj., 5.95%, 11/01/23..........     2,062
 2,845      Multi-Family Housing, Bond Pass
              Through Certificates, Meridian
              TDHCA Series 9, Rev., 5.85%,
              11/01/16.......................     3,082
 2,365      Multi-Family Housing, Bond Pass
              Through Certificates, North Oak
              Crossing Series 11, Rev., Adj.,
              5.75%, 11/01/16................     2,478

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 44

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Other Territory, continued:
 2,018      Multi-Family Housing, Bond Pass
              Through Certificates, Park Row
              in Houston Series 14, 5.75%,
              11/01/14.......................     2,173
 2,370      Multi-Family Housing, Bond Pass
              Through Certificates, Ranch
              View Series 5, Rev., 6.00%,
              05/01/18.......................     2,618
 2,450      Multi-Family Housing, Bond Pass
              Through Certificates, Silverton
              Series 4, Rev., 6.00%,
              05/01/18.......................     2,707
 2,630      Multi-Family Housing, Bond Pass
              Through Certificates, Skyway
              Villas TDHCA Series 7, Rev.,
              5.95%, 11/01/16................     2,869
 1,355      Multi-Family Housing, Bond Pass
              Through Certificates, Stanford
              Arms Series 17, Rev., 5.75%,
              11/01/16.......................     1,457
 1,925      Multi-Family Housing, Bond Pass
              Through Certificates, Sterling
              Park in Adams Center Series 13,
              Rev., 5.80%, 11/01/16..........     2,021
 1,800      Multi-Family Housing, Bond Pass
              Through Certificates,
              Stonecrest-Dekalb County Series
              8, Rev., 5.90%, 11/01/18.......     1,890
 2,180      Multi-Family Housing, Bond Pass
              Through Certificates, Tierra
              Antigua Series 15, Rev., 5.75%,
              11/01/18.......................     2,267
 3,250      Multi-Family Housing, Bond Pass
              Through Certificates, Town
              Center Villas Series 12, Adj.,
              5.80%, 11/01/15................     3,431
 1,665      Multi-Family Housing, Bond Pass
              Through Certificates, Valencia
              Apartments of Bernalilo Series
              2, Rev., 5.85%, 05/01/16.......     1,747
 2,825      Multi-Family Housing, Bond Pass
              Through Certificates, Western
              Groves Apartments of Arizona
              Series 4, Rev., Adj., 5.80%,
              11/01/21.......................     2,932
 2,860      Multi-Family Housing, Bond Pass
              Through Certificates, Wildwood
              TDHCA Series 10, 5.85%,
              11/01/16.......................     3,098
 1,955      Multi-Family Housing, Bond Pass
              Through Certificates, Woodward
              Gables Series 16, Rev., 5.60%,
              11/01/18.......................     2,019
                                               --------
                                                 55,586
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Pennsylvania (1.4%):
 1,450      Chester Redevelopment Finance
              Corp., Multi-Family Apartments
              Series A, Rev., FNMA, 6.88%,
              08/02/05.......................     1,472
 1,700      City of Philadelphia Series A,
              GO, XLCA, 5.00%, 02/15/12......     1,854
            Pennsylvania Housing Finance
              Agency, AMT, Single Family
              Mortgage
 1,455      Series 47, Rev., 6.75%,
              10/01/05.......................     1,552
 1,280      Series 47, Rev., 6.75%,
              10/01/08.......................     1,348
 1,365      Series 47, Rev., 6.75%,
              10/01/09.......................     1,450
 1,015      Series 64, Rev., Zero Coupon,
              04/01/30.......................       882
 2,500      Pennsylvania State Higher
              Educational Facilities
              Authority, Allegheny Delaware
              Obligation, Health Services
              Series A, Rev., MBIA, 5.70%,
              11/15/11.......................     2,797
   380      Philadelphia Authority for
              Industrial Development, Senior
              Living Arbor House Project
              Series E, Rev., 4.70%,
              07/01/13.......................       375
   330      Philadelphia Authority for
              Industrial Development, Senior
              Living Rieder House Project
              Series A, Rev., 4.70%,
              07/01/13.......................       326
   310      Philadelphia Authority for
              Industrial Development, Senior
              Living Saligman House Project
              Series C, Rev., 4.70%,
              07/01/13.......................       306
                                               --------
                                                 12,362
                                               --------
Puerto Rico (1.9%):
 3,460      Children's Trust Fund Series 149,
              Rev., Adj., 8.90%, 07/01/08 (m)
              (p)............................     4,231
            Commonwealth of Puerto Rico,
              Public Improvement
 2,000      Series C, GO, Adj., 5.00%,
              07/01/08.......................     2,094
10,000      Series C, GO, Adj., RADIAN-IBCC,
              5.00%, 07/01/08................    10,556
                                               --------
                                                 16,881
                                               --------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
  South Carolina (0.5%):
 4,000      South Carolina Economic
              Development Authority, Republic
              Services Inc. Project Rev.,
              Adj., 3.25%, 04/01/07..........     3,962
   200      South Carolina Resource
              Authority, Local Government
              Series A, Rev., 7.25%,
              06/01/20.......................       201
                                               --------
                                                  4,163
                                               --------
South Dakota (0.4%):
            South Dakota Housing Development
              Authority, Home Ownership
              Mortgage
 1,550      Series D, Rev., 4.80%,
              05/01/11.......................     1,649
 1,950      Series D, Rev., 4.90%,
              05/01/12.......................     2,079
                                               --------
                                                  3,728
                                               --------
Tennessee (1.6%):
   820      City of Bristol, Industrial
              Development Board, Multi-Family
              Housing, Shelby Heights
              Apartments Project GO, FSA,
              6.10%, 03/01/12................       845
 3,000      City of Memphis, General
              Improvement GO, 5.25%,
              04/01/08 (p)...................     3,218
 1,620      Humphreys County, Industrial
              Development Board, E.I. Dupont
              Denemours & Co. Project Rev.,
              6.70%, 05/01/24................     1,663
 3,425      Knox County, Health Educational &
              Housing Facilities Board,
              Multi-Family, Eastowne Village
              Project Rev., Adj., LIQ: FNMA,
              4.90%, 06/01/11................     3,542
 1,100      Municipal Energy Acquisition
              Corp., Gas Rev., FSA, 4.13%,
              03/01/09.......................     1,146
 2,000      Tennergy Corp., Gas Rev., MBIA,
              5.00%, 06/01/09................     2,145
 1,750      Tennessee Housing Development
              Agency, Single Family Housing,
              Homeownership Program 3 AMT,
              Rev., GO, 5.30%, 07/01/10......     1,846
                                               --------
                                                 14,405
                                               --------
Texas (6.1%):
 1,925      Brazos River Authority, Utilities
              Electricity Co. Series B, Rev.,
              Adj., 5.05%, 06/19/06..........     1,956
            City of Arlington, Housing
              Finance Corp., Single Family
   170      Rev., Adj., GNMA/FNMA, 6.40%,
              05/01/12.......................       172

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Texas, continued:
 1,450      Rev., Adj., GNMA/FNMA, 6.40%,
              12/01/06 City of Arlington,
              Housing Finance Corp., Single
              Family, Various Mortgage.......     1,499
   585      Adj., 6.40%, 06/01/27............       586
   890      Adj., 6.40%, 09/01/06............       896
 4,000      City of El Paso, Independent
              School District, Capital
              Appreciation GO, PSF-GTD, Zero
              Coupon, 08/15/12...............     2,883
     5      City of Fort Worth, Housing
              Finance Corp., Home Mortgages
              Rev., 8.50%, 10/01/11..........         5
 1,945      City of Tyler, Health Facilities
              Development Corp., East Texas
              Medical Center Series D, Rev.,
              Adj, FSA, 5.38%, 11/01/27......     2,089
   550      Galveston County, Housing Finance
              Corp., Single Family Mortgage
              Series A, Rev., GNMA/FNMA,
              6.19%, 12/01/32................       562
   230      Galveston Property Finance
              Authority, Single Family
              Mortgage Series A, Rev., 8.50%,
              09/01/11.......................       231
 3,000      Grapevine-Colleyville,
              Independent School District GO,
              PSF-GTD, 8.25%, 06/15/08.......     3,440
 4,885      Harris County, Hospital District
              Rev., MBIA, 5.75%, 02/15/11....     5,431
 3,345      Harris County, Houston Authority,
              Capital Appreciation Series B,
              Rev., MBIA, Zero Coupon,
              11/15/11.......................     2,523
 4,950      Harris County, Sports Authority,
              Capital Appreciation Series B,
              Rev., MBIA, Zero Coupon,
              11/15/14.......................     3,131
   830      Houston Housing Finance Corp.,
              Sterlingshire Apartments Series
              A-2, Rev, 4.25%, 11/01/12......       814
            Keller Independent School
              District, Capital Appreciation
 1,880      GO, PSF-GTD, Zero Coupon,
              08/15/09.......................     1,643
 1,750      GO, PSF-GTD, Zero Coupon,
              08/15/10.......................     1,467
 4,000      State of Texas Series B1 & B2,
              GO, Adj., 9.34%,
              09/30/11 (m)...................     5,278
            Tarrant County, Housing Finance
              Corp., Single Family Mortgage
 1,000      Rev., Adj., GNMA/FNMA, 5.70%,
              07/01/05.......................     1,009
 1,620      Rev., Adj., GNMA/FNMA, 5.70%,
              12/01/07.......................     1,667

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 46

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Texas, continued:
 1,060      Texas State Affordable Housing
              Corp., Single Family Mortgage
              Series 2002-1, Rev., Adj.,
              GNMA/FNMA, 7.10%, 03/01/32.....     1,096
 2,140      Texas State Affordable Housing
              Corp., Single Family Mortgage,
              Teachers Home Loan Program
              Rev., Adj., GNMA/FNMA COLL,
              6.20%, 03/01/07................     2,264
 1,500      Texas State Department of Housing
              & Community Affairs,
              Multi-Family Housing Revenue,
              NHP Foundation-Asmara Project
              Series A, Rev., 6.30%,
              01/01/07 (p)...................     1,606
            Travis County
 2,000      GO, 5.25%, 03/01/18..............     2,249
 9,525      GO, 5.25%, 03/01/19..............    10,749
                                               --------
                                                 55,246
                                               --------
Utah (0.5%):
 2,530      Intermountain Power Agency, Power
              Supply Series B, Rev., 5.00%,
              07/01/16 (p)...................     2,533
   750      Utah State Housing Corp., Single
              Family Mortgage Series G, Class
              I, Rev., 3.10%, 07/01/08.......       746
   960      Utah State Housing Finance
              Agency, Single Family Mortgage
              Series D-2, Rev., 5.35%,
              07/01/05.......................       992
   145      Utah State Housing Finance
              Agency, Single Family Rev.
              Series F, Class II, 6.30%,
              07/01/21.......................       147
                                               --------
                                                  4,418
                                               --------
Virginia (0.8%):
            Suffolk Redevelopment & Housing
              Authority, Multi-Family
              Housing, Oxford Apartments
              Project
 3,690      Rev., 6.10%, 04/01/26 (i)........     3,677
 3,500      Rev., 6.25%, 10/01/33 (i)........     3,494
                                               --------
                                                  7,171
                                               --------
Washington (6.1%):
 2,000      Chelan Public Utilities District
              No. 1, Chelan Hydro Series D,
              Rev., MBIA, 6.35%, 07/01/28....     2,162
 2,895      City of Tacoma, Electric Systems
              Rev., FSA, 5.63%, 01/01/16.....     3,145
 1,000      Energy Northwest Electric Rev.,
              MBIA, 5.00%, 07/01/09..........     1,073
 3,000      Energy Northwest Electric,
              Project No. 1 Series A, Rev.,
              FSA, 5.50%, 07/01/12...........     3,369

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Washington, continued:
10,675      Energy Northwest Electric,
              Project No. 3 Series B, Rev.,
              MBIA, 5.50%, 07/01/18..........    11,701
            King County, School District No.
              411, Issaquah
 2,000      GO, 6.25%, 06/01/10 (p)..........     2,287
 1,500      GO, 6.25%, 06/01/10 (p)..........     1,715
 1,650      Klickitat County, Public Utility
              District No. 1 Series B, Rev.,
              AMBAC, 5.25%, 12/01/13 Quinault
              Indian Nation, Quinault
              Beach..........................     1,828
 5,290      Series A, Rev., ACA, 5.80%,
              12/01/15.......................     5,628
 1,700      Series A, Rev., ACA, 5.85%,
              12/01/12.......................     1,703
 1,135      Washington Higher Education
              Facilities Authority, Gonzaga
              University Project Rev., MBIA,
              4.50%, 04/01/09................     1,194
 2,315      Washington Housing Finance
              Commission Rev., GNMA COLL,
              7.00%, 01/01/26................     2,557
 2,500      Washington Public Power Supply
              System Rev., Adj., FSA, 9.24%,
              07/01/11.......................     3,122
 1,260      Washington Public Power Supply
              System, Compound Interest
              Series A, Rev., Zero Coupon,
              07/01/07 (p)...................     1,189
 1,720      Washington Public Power Supply
              System, Nuclear Project No. 1
              Series B, Rev., MBIA, 5.13%,
              07/01/16.......................     1,819
            Washington Public Power Supply
              System, Nuclear Project No. 2
 2,500      Series A, Rev., 5.00%,
              07/01/12.......................     2,676
 4,500      Series A, Rev., 6.30%,
              07/01/12.......................     5,288
 3,400      Series A, Rev., AMBAC, 5.50%,
              07/01/07.......................     3,554
                                               --------
                                                 56,010
                                               --------
Wisconsin (0.2%):
 1,350      Badger Tobacco Asset
              Securitization Corp. Rev.,
              5.75%, 06/01/11................     1,485
   655      Wisconsin Housing & Economic
              Development Authority, Home
              Ownership Series E, AMT, Rev.,
              5.75%, 06/15/10................       674
                                               --------
                                                  2,159
                                               --------
  Total Long-Term Investments (Cost
     $855,255)....................................   876,562
                                               --------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
SHORT-TERM INVESTMENTS (3.6%):
Investment Companies (3.6%):
   436      BlackRock Investment Quality
              Municipal Fund.................     7,340
14,501      JPMorgan Tax Free Money Market
              Fund (b).......................    14,501
   776      Nuveen Premium Income Municipal
              Fund...........................    11,156
                                               --------
  Total Short-Term Investments
    (Cost $31,687)                               32,997
                                               --------
TOTAL INVESTMENTS (99.8%)
  (Cost $886,942)                               909,559
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)      1,887
                                               --------
NET ASSETS (100.0%)                            $911,446
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 48

JPMORGAN OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (98.6%):
MUNICIPAL BONDS (98.6%):
Colorado (1.6%):
  2,350     Colorado Housing & Facilities
              Authority, Capital Appreciation
              Series A, Rev., Zero Coupon,
              09/01/14 (p)...................     1,655
  2,810     El Paso County, Capital
              Appreciation Series A, Rev.,
              Zero Coupon, 05/01/15 (p)......     1,909
                                               --------
                                                  3,564
                                               --------
Kansas (0.7%):
  1,000     Kansas City, Single Family
              Municipal Multiplier Series A,
              Rev., FHLMC COLL, Zero Coupon,
              12/01/14 (p)...................       701
  1,390     Saline County, Single Family
              Rev., Zero Coupon,
              12/01/15 (p)...................       929
                                               --------
                                                  1,630
                                               --------
Louisiana (0.4%):
  1,685     Jefferson Parish Home Mortgage
              Authority Rev., FGIC, Zero
              Coupon, 05/01/17 (p)...........     1,041
                                               --------
Missouri (0.5%):
  1,000     Missouri State Health &
              Educational Facilities
              Authority, SSM Health Care
            Series AA, Rev., MBIA, 6.40%,
              06/01/10.......................     1,145
                                               --------
Ohio (93.7%):
  1,000     Adams County, School District,
              Adams & Highland County GO,
              MBIA, 5.45%, 12/01/08..........     1,031
  1,000     Akron Community Learning Centers
              Series A, Rev., FGIC, 5.25%,
              12/01/19.......................     1,110
            Akron Improvement -- Sanitation
              Sewer System
  1,030     Rev., FGIC, 5.38%, 12/01/13......     1,174
  1,070     Rev., FGIC, 5.50%, 12/01/12......     1,220
  1,100     Akron Improvement -- Various
              Purpose GO, MBIA, 5.00%,
              12/01/10.......................     1,203
            Akron Sanitation Sewer System
  1,045     Rev., MBIA, 5.30%, 12/01/05......     1,057
  1,000     Rev., MBIA, 5.65%, 12/01/08......     1,049
  1,000     Avon Lake, City School District
              GO, FGIC, 5.50%, 12/01/19......     1,114
  1,280     Belmont County, Improvement East
              Ohio Regional Hospital Rev.,
              ACA, 5.25%, 01/01/08...........     1,338

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
            Bowling Green State University
    725     Rev., AMBAC, 5.65%,
              06/01/06 (p)...................       752
  1,000     Rev., FGIC, 5.75%,
              06/01/10 (p)...................     1,131
  1,095     Butler County Sewer System Rev.,
              FGIC, 5.25%, 12/01/09 (p)......     1,206
  1,250     Butler County Transportation
              Improvement District Series A,
              Rev., FSA, 5.13%, 04/01/17.....     1,337
  1,500     Cincinnati City School District,
              School Improvement GO, MBIA,
              5.38%, 12/01/17................     1,664
            City of Cleveland
  1,000     AMT, Series A, Rev., FSA, 5.13%,
              01/01/13.......................     1,050
  1,015     GO, AMBAC, 5.25%, 12/01/20.......     1,131
  1,000     GO, FGIC, 5.60%, 12/01/10 (p)....     1,133
  1,000     GO, MBIA, 5.75%, 08/01/11........     1,140
  1,220     Rev., AMBAC, 5.50%, 11/15/16.....     1,362
  1,000     Series A, Rev., FSA, 5.25%,
              01/01/15.......................     1,085
  1,000     Series A, Rev., FSA, 5.25%,
              01/01/18.......................     1,083
            City of Cleveland, Capital
              Appreciation, First Mortgage
  3,000     Series A, Rev., MBIA, Zero
              Coupon, 11/15/11...............     2,394
  2,000     Series A, Rev., MBIA, Zero
              Coupon, 11/15/09...............     1,739
  2,500     City of Cleveland, Improvement
              Series 1, Rev., FSA, 5.25%,
              01/01/11.......................     2,658
  1,000     City of Cleveland, Various
              Purpose GO, MBIA, 5.00%,
              12/01/10.......................     1,093
    714     City of Columbus, Clintonville II
              Street Light Assessment GO,
              4.40%, 09/01/15................       736
  1,000     City of Columbus, Police-Firemen
              Disability GO, 5.00%,
              07/15/18.......................     1,059
  1,000     City of Columbus, Sewer
              Improvement Bonds GO, 6.75%,
              09/15/06 (p)...................     1,008
  1,495     City of Newark, Capital
              Appreciation GO, FGIC, Zero
              Coupon, 12/01/11...............     1,187
            City of Reading, St. Mary's
              Educational Institute
  1,160     Rev., RADIAN, 5.65%, 02/01/12....     1,258
  1,000     Rev., RADIAN, 5.70%, 02/01/13....     1,082

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
  1,000     City of Toledo GO, AMBAC, 5.63%,
              12/01/06 (p)...................     1,060
  1,355     City of Toledo, School District,
              School Facilities Improvement
              GO, FSA SD CRED PROG, 5.00%,
              12/01/12.......................     1,501
  1,000     City of Toledo, Sewer System
              Rev., MBIA, 5.25%, 11/15/13....     1,102
  2,975     Clermont County Sewer District
              Rev., AMBAC, 5.25%, 08/01/16...     3,308
  2,200     Cleveland First Mortgage Series
              G, Rev., MBIA, 5.50%,
              01/01/13.......................     2,449
            Cleveland Stadium Project
  2,325     Rev., COP, AMBAC, 5.25%,
              11/15/10.......................     2,492
  5,250     Rev., COP, AMBAC, Zero Coupon,
              11/15/11.......................     4,182
    900     Cleveland-Cuyahoga County, Port
              Authority, Port Capital
              Improvement Project Series A,
              Rev, 5.38%, 05/15/19...........       913
    795     Cleveland-Cuyahoga County, Port
              Authority, Port Cleveland Bond
              Fund Series 1, Rev., LOC: Fifth
              Third Bank, 6.25%, 05/15/16....       837
    900     Cleveland-Cuyahoga County, Port
              Authority, Port Cleveland
              Bottle Supply Series B, Rev.,
              LOC: Fifth Third Bank North
              West Ohio, 6.50%, 11/15/21.....       956
            Cuyahoga County
  1,400     Series A, Rev., 6.00%,
              01/01/17.......................     1,597
  1,000     Series A, Rev., 6.00%,
              01/01/20.......................     1,134
  2,000     Cuyahoga County, Benjamin Rose
              Institute Project Rev., 5.50%,
              12/01/17.......................     2,019
  1,500     Cuyahoga County, Capital
              Appreciation Series A, GO,
              MBIA, Zero Coupon, 10/01/13....     1,096
  1,665     Cuyahoga County, Improvement
              Series A, Rev., MBIA-IBC,
              5.63%, 01/15/12................     1,722
  2,250     Cuyahoga County, Improvement,
              University Hospital Health
              Series A, Rev., MBIA, 5.50%,
              01/15/10.......................     2,326
  1,000     Cuyahoga County, Metrohealth
              System Series A, Rev., MBIA,
              5.13%, 02/15/13................     1,052
            Cuyahoga County, Multi-Family
              Housing, Clifton Plaza
    340     Rev., GNMA COLL, 3.40%,
              06/20/10.......................       339

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
    540     Rev., GNMA COLL, 4.15%,
              06/20/15.......................       547
  1,000     Cuyahoga County, University
              School Project Series B, Rev.,
              Adj., LOC: Keybank N.A., 5.30%,
              12/01/29.......................     1,075
  1,000     Cuyahoga County, Walker Center,
              Inc. Series I, Rev., AMBAC,
              5.25%, 01/01/13................     1,068
  1,500     Dayton City School District,
              School Facilities Construction
              & Improvement Series D, GO,
              FGIC, 5.00%, 12/01/11..........     1,653
  1,265     Defiance Waterworks System
              Improvements GO, AMBAC, 5.65%,
              12/01/18.......................     1,391
  1,000     Delaware County, Sewer System GO,
              5.60%, 12/01/05 (p)............     1,023
  1,125     Dublin City School District,
              School Facilities Construction
              & Improvement GO, 4.50%,
              12/01/10.......................     1,200
    435     Erie County, Hospital Facilities,
              Firelands Regional Medical
              Center Series A, Rev., 4.50%,
              08/15/07.......................       446
  1,250     Franklin County Development,
              American Chemical Society
              Project Rev., 5.50%,
              10/01/12.......................     1,350
  1,000     Franklin County, Economic
              Development, Capitol South
              Community Urban Rev., 5.70%,
              06/01/10 (i)...................     1,057
  1,000     Franklin County, Health Care
              Presbyterian Services Rev.,
              5.50%, 07/01/17................     1,035
            Franklin County, Improvement
              Children's Hospital Project
  1,290     Rev., 5.65%, 11/01/08............     1,343
  1,065     Rev., 5.75%, 11/01/09............     1,109
    800     Rev., 5.80%, 11/01/10............       834
  1,260     Rev., AMBAC, 5.50%, 05/01/15.....     1,399
            Franklin County, Online Computer
              Library Center
  1,000     Rev., 5.00%, 04/15/09............     1,059
  2,000     Series A, Rev., 5.00%,
              10/01/16.......................     2,096

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 50

JPMORGAN OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
  1,000     Greater Cleveland Regional
              Transportation Authority GO,
              FGIC, 5.60%, 12/01/06 (p)......     1,050
  1,500     Greater Cleveland Regional
              Transportation Authority,
              Capital Improvement Series R,
              GO, MBIA, 5.00%, 12/01/08......     1,602
  1,025     Hamilton County, Convention
              Facility Authority, Second Lien
              Rev., FGIC, 5.00%, 12/01/17....     1,122
  1,000     Huron County, Correctional
              Facility Issue I GO, MBIA,
              5.70%, 12/01/07 (p)............     1,087
  1,545     Kings Local School District GO,
              MBIA, 5.00%, 12/01/22..........     1,673
            Lake Country, Building
              Improvement
  1,010     GO, MBIA, 5.00%, 12/01/21........     1,098
  1,060     GO, MBIA, 5.00%, 12/01/22........     1,148
  1,400     Lake Local School District,
              School Improvement GO, FSA,
              5.00%, 12/01/19................     1,537
  2,535     Lakota Local School District GO,
              FGIC, 5.10%, 12/01/14 (m)......     2,725
  1,120     Lebanon City School District,
              School Construction GO, FSA,
              5.00%, 12/01/21................     1,213
  1,930     London City School District,
              School Facilities Construction
              & Improvement GO, FGIC, 5.25%,
              12/01/12.......................     2,148
            Lorain County Hospital, Catholic
              Healthcare Partners
  1,000     Series S, Rev., MBIA, 5.63%,
              09/01/12.......................     1,070
  1,000     Series S, Rev., MBIA, 5.63%,
              09/01/14.......................     1,070
  1,000     Series S, Rev., MBIA, 6.00%,
              09/01/05 Lucas County,
              Hospital, Promedica Healthcare
              Obligation Group...............     1,006
  1,000     Rev., AMBAC, 5.63%, 11/15/13.....     1,105
  1,000     Rev., AMBAC, 5.63%, 11/15/15.....     1,105
  2,430     Lucas County, Multi-Family
              Housing Neighborhood
              Properties, Inc. Project Rev.,
              LOC: Keybank N.A., 5.20%,
              11/01/18.......................     2,513
  2,700     Mahoning Valley Sanitation
              District Rev., FSA, 5.13%,
              12/15/16 (m)...................     2,899
  2,500     Middleburg Heights, Southwest
              General Health Center Rev.,
              FSA, 5.70%, 08/15/10...........     2,736

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
  1,000     Middletown City School District,
              School Improvement GO, FGIC,
              5.00%, 12/01/18................     1,091
  1,000     Minster Local School District,
              School Facilities &
              Construction GO, FSA, 5.50%,
              12/01/18 (p)...................     1,116
  1,750     Montgomery County, Catholic
              Health Rev., 4.25%, 09/01/09...     1,818
            Montgomery County, Grandview
              Hospital & Medical Center
  1,000     Rev., 5.35%, 12/01/08 (p)........     1,077
  1,575     Rev., 5.65%, 12/01/09 (p)........     1,730
    305     Ohio Capital Corporation For
              Housing Mortgage, Section 8
              Assisted Series M, Rev., FHA,
              5.90%, 02/01/14................       305
    245     Ohio Housing Finance Agency,
              Residential Mortgage Mortgage-
              Backed Series D, Rev., 4.20%,
              09/01/10.......................       251
    410     Ohio Housing Finance Agency,
              Residential Mortgage-Backed
              Securities Series C, Rev.,
              GNMA, 4.15%, 09/01/06..........       414
  2,685     Ohio Housing Finance Agency,
              Single Family Rev., FGIC,
              FHA/VA/PRIV MTGS, Zero Coupon,
              07/15/13 (p)...................     1,714
  2,000     Ohio State Building Authority,
              State Facilities,
              Administrative Building Funding
              Project Series B, Rev., FSA,
              5.25%, 10/01/08................     2,146
            Ohio State Building Authority,
              State Facilities, Adult
              Correction Building
  2,480     Series A, Rev., 5.25%,
              10/01/09 (p)...................     2,724
  1,000     Series A, Rev., AMBAC, 5.50%,
              04/01/07 (p)...................     1,057
  1,000     Series A, Rev., FSA, 5.50%,
              10/01/08.......................     1,080
  1,450     Series A, Rev., FSA, 5.50%,
              10/01/12.......................     1,625
  1,000     Series A, Rev., FSA, 5.50%,
              10/01/14.......................     1,120
  1,000     Ohio State Building Authority,
              State Facilities, Highway
              Safety Building Series A, Rev.,
              AMBAC, 5.38%, 04/01/07 (p).....     1,055
  1,000     Ohio State Building Authority,
              Workers Compensation Facilities
              Series A, Rev., FGIC, 5.00%,
              04/01/11.......................     1,091

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
            Ohio State Higher Educational
              Capital Facilities
  2,300     Series A, GO, FSA, 5.25%,
              02/01/13.......................     2,498
  2,000     Series B, GO, 5.25%, 05/01/08....     2,129
  3,750     Ohio State Higher Educational
              Facility Commission, Baldwin
              Capital Appreciation Higher
              Education Rev., AMBAC, 4.95%,
              12/01/13 (p)...................     3,895
  1,000     Ohio State Higher Educational
              Facility Commission, Denison
              University Project Rev., 5.25%,
              11/01/06 (p)...................     1,044
            Ohio State Turnpike Commission
  1,500     Rev., 5.50%, 02/15/15............     1,658
  5,155     Series A, Rev., FGIC, 5.50%,
              02/15/14 (m)...................     5,919
            Ohio State University
  1,000     Series A, Rev., 5.50%,
              12/01/15.......................     1,099
  1,000     Series B, Rev., 5.25%,
              06/01/16.......................     1,111
  2,510     Ohio State Water Development
              Authority, Fresh Water Service
              Rev., AMBAC, 5.80%,
              06/01/11 (p)...................     2,566
  2,370     Ohio State Water Development
              Authority, Loan Fund -- State
              Match Service Rev., 4.00%,
              06/01/09.......................     2,463
  1,355     Ohio State Water Development
              Authority, Pure Water Series I,
              Rev., AMBAC, 7.00%,
              12/01/09 (p)...................     1,472
  1,250     Ohio State Water Development
              Authority, State Match Rev.,
              5.00%, 12/01/18................     1,369
  2,250     Ohio State Water Development
              Authority, Water Control Loan
              Fund -- Water Quality Service
              Rev., MBIA, 5.50%,
              12/01/07 (p)...................     2,412
    500     Olentangy Local School District
              GO, BIG, 7.75%, 12/01/11.......       627
  1,000     Plain Local School District GO,
              FGIC, 5.80%, 12/01/15..........     1,128
  2,600     Portage County, Robinson Memorial
              Hospital Project Rev., MBIA,
              5.63%, 11/15/07................     2,653
  1,000     Sandusky County, Hospital
              Facility Rev., 5.10%,
              01/01/09.......................     1,026
    735     Shaker Heights City School
              District Series A, GO, 7.10%,
              12/15/10.......................       822
  1,260     Southwest Licking Local School
              District GO, FGIC, 5.75%,
              12/01/14.......................     1,485

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
  1,710     Springfield County School
              District, Clark County, Capital
              Appreciation GO, AMBAC, Zero
              Coupon, 12/01/12...............     1,299
  1,000     State of Ohio, Baldwin Higher
              Educational Facility, Wallace
              College Project Rev., 5.50%,
              12/01/20.......................     1,086
            State of Ohio, Common Schools
  2,765     Series A, GO, 5.00%, 09/15/08....     2,944
  1,205     Series A, GO, 5.25%, 09/15/12....     1,352
  1,250     Series B, GO, 5.00%, 03/15/19....     1,360
  1,630     State of Ohio, Common Schools,
              Capital Facilities Series B,
              GO, 5.50%, 09/15/08............     1,760
  1,110     State of Ohio, Conservation
              Project Series A, GO, 4.00%,
              09/01/10.......................     1,157
  1,750     State of Ohio, Elementary &
              Secondary Education, Capital
              Facilities Series A, Rev.,
              5.63%, 12/01/06................     1,821
            State of Ohio, Infrastructure
              Improvements
  1,955     GO, 5.75%, 02/01/10 (p)..........     2,181
  1,500     Series D, GO, 5.00%, 03/01/20....     1,625
  1,500     State of Ohio, Mental Health
              Capital Facilities II Series B,
              Rev., 5.50%, 06/01/16..........     1,657
  1,000     State of Ohio, University of
              Dayton 2001 Rev., AMBAC, 5.38%,
              12/01/17.......................     1,110
    890     Strongsville GO, 6.70%,
              12/01/06 (p)...................       957
    110     Strongsville, Unrefunded Balance
              GO, 6.70%, 12/01/11............       118
            Toledo Lucas County, Port
              Authority Development,
              Northwest Ohio Bond Fund
    905     Series B, Rev., LOC: Fifth Third
              Bank North West Ohio, 6.13%,
              11/15/09.......................       984
    665     Series E, Rev., 6.10%,
              11/15/10.......................       699
    680     Series F, Rev., 6.00%,
              11/15/07.......................       702
  1,805     Toledo Lucas County, Port
              Authority Development,
              Northwest Ohio Bond Fund,
              Superior Series A, Rev., 5.10%,
              05/15/12.......................     1,846
            University of Cincinnati, General
              Receipts
  1,500     Series A, Rev., 5.00%,
              06/01/16.......................     1,654

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 52

JPMORGAN OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
  1,000     Series W, Rev., 5.75%, 06/01/13..     1,037
  1,135     University of Toledo, General
              Receipts Rev., FGIC, 5.25%,
              06/01/17.......................     1,243
  1,000     West Geauga Local School
              District, School Improvement
              GO, AMBAC, 5.00%, 11/01/10.....     1,094
  1,680     Westerville City School District
              GO, MBIA, 5.25%,
              06/01/11 (p)...................     1,867
  1,905     Westlake City School District,
              Capital Appreciation, School
              Improvement Series A, GO, FGIC,
              Zero Coupon, 12/01/15..........     1,254
  1,690     Youngstown City School District,
              Classroom Facilities & School
              Improvement GO, FSA SD CRED
              PROG, 5.00%, 12/01/20..........     1,835
                                               --------
                                                211,693
                                               --------
Texas (0.7%):
  2,500     Southeast Housing Finance Corp.
              Rev., MBIA VA MTGS VEREX, Zero
              Coupon, 09/01/17 (p)...........     1,524
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Washington (0.5%):
  1,000     State of Washington Series A &
              AT-6, GO, 6.25%, 02/01/11......     1,110
                                               --------
West Virginia (0.5%):
  1,000     West Virginia Economic
              Development Authority, Public &
              Juvenile Correctional Facility
              Series A, Rev., MBIA, 4.25%,
              06/01/09.......................     1,048
                                               --------
  Total Long-Term Investments (Cost $209,004)   222,755
                                               --------
SHORT-TERM INVESTMENT (0.8%):
Investment Company (0.8%):
  1,870     JPMorgan Tax Free Money Market
              Fund (b) (Cost $1,870).........     1,870
                                               --------
TOTAL INVESTMENTS (99.4%)
  (Cost $210,874)                               224,625
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)      1,253
                                               --------
NET ASSETS (100.0%)                            $225,878
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (94.3%):
MUNICIPAL BONDS (94.3%):
Alabama (2.0%):
    250     Alabama Public Housing
              Authorities Series A, Rev.,
              FSA, 3.50%, 01/01/10...........       254
  1,510     Birmingham Airport Authority
              Series B, AMT, Rev., FSA,
              5.00%, 07/01/09................     1,612
  7,000     County of Jefferson Series C-10,
              Rev., Adj., FSA, 2.70%,
              02/01/42.......................     7,000
            St. Clair County Board of
              Education, School Tax
              Anticipation
    205     Series B, FSA, 3.50%, 02/01/13...       206
    215     Series B, FSA, 3.60%, 02/01/14...       216
                                               --------
                                                  9,288
                                               --------
Alaska (2.2%):
  1,945     Alaska Energy Authority Power,
              Bradley Lake Third Series,
              Rev., FSA, 6.00%, 07/01/09.....     2,159
            Alaska Student Loan Corp.
    250     Series A, Rev., AMBAC, 5.35%,
              07/01/08.......................       260
  2,915     Series A, Rev., AMBAC, 5.65%,
              07/01/12.......................     3,055
  1,500     North Slope Boro Series A, GO,
              MBIA, Zero Coupon, 06/30/08....     1,365
            North Slope Boro, Capital
              Appreciation
  2,500     Series A, GO, MBIA, Zero Coupon,
              06/30/09.......................     2,194
  1,220     Series B, GO, MBIA, Zero Coupon,
              06/30/07.......................     1,150
                                               --------
                                                 10,183
                                               --------
Arizona (4.4%):
  1,365     City of Sedona, Excise Tax Rev.,
              MBIA, 5.00%, 07/01/08..........     1,448
  1,000     City of Tempe, Unified High
              School District No. 213 GO,
              FSA, 5.00%, 07/01/07...........     1,043
  1,000     City of Tucson GO, FGIC, 6.40%,
              07/01/08.......................     1,101
    600     Gila County, IDA, Cobre Valley
              Community Hospital Rev., ACA,
              5.38%, 12/01/07................       629
 11,705     Maricopa County, IDA, Coral Point
              Apartments Project Series A,
              Rev., Adj., 4.95%, 03/01/28....    11,927

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
  1,650     Maricopa County, IDA,
              Correctional Facilities,
              Phoenix West Prison Rev., ACA,
              3.50%, 07/01/08................     1,655
  1,000     Salt River Project, Agricultural
              Improvement & Power
              Distribution, Electric Systems
              Series C, Rev., 6.50%,
              01/01/09.......................     1,118
  1,180     Tucson & Prima Counties, IDA,
              Mortgage Backed Securities
              Program Series 1A, Rev., Adj.,
              GNMA/FNMA COLL, 7.45%,
              01/01/10.......................     1,201
                                               --------
                                                 20,122
                                               --------
Arkansas (0.9%):
  2,000     Arkansas Development Finance
              Authority, Tax Exempt -- Waste
              Management Rev., Adj., 2.85%,
              08/01/21.......................     1,999
            Northwest Regional Airport
              Authority
  1,090     Rev., ACA, 4.00%, 02/01/07.......     1,103
  1,005     Rev., ACA, 4.00%, 02/01/09.......     1,021
                                               --------
                                                  4,123
                                               --------
California (7.2%):
  1,000     ABAG Finance Authority for
              Nonprofit Corp., Stanford
              University Hospital COP,
              MBIA-IBC, 5.13%,
              11/01/05 (p)...................     1,008
  3,000     California Pollution Control
              Financing Authority, Republic
              Services, Inc. Project Rev.,
              Adj., 2.85%, 12/01/33..........     2,996
  1,475     California Statewide Communities
              Development Authority, Insured
              Health Facilities, LA Jewish
              Home Rev., 4.25%, 11/15/08.....     1,525
            California Statewide Communities
              Development Authority, Kaiser
              Permanente
  1,850     Series C, Rev., Adj., 3.85%,
              08/01/06.......................     1,872
  4,000     Series G, Rev., Adj., 2.30%,
              05/01/07.......................     3,939
  1,210     Orange County, Water District
              Series B, COP, MBIA, 4.50%,
              08/15/09.......................     1,282
            State of California
  1,875     GO, 5.00%, 03/01/08..............     1,974

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 54

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
California, continued:
  1,000     GO, 6.25%, 09/01/07..............     1,071
  3,000     Series D-1, GO, Adj., 2.60%,
              05/01/33 (m)...................     3,000
 14,425     Series D-2, GO, Adj., 2.49%,
              05/01/33.......................    14,425
                                               --------
                                                 33,092
                                               --------
Colorado (3.9%):
  6,000     Arapahoe County, Water &
              Wastewater Authority Series C,
              Rev., Adj., LOC: BNP Paribas,
              3.12%, 12/01/23................     5,973
    525     Colorado Health Facilities
              Authority, Denver Options, Inc.
              Project Rev., ACA, 4.25%,
              02/01/07.......................       533
            Colorado Housing & Finance
              Authority, Multi-Family Project
    880     Series C-3, Class I, AMT, Rev.,
              3.15%, 10/01/06................       881
    905     Series C-3, Class I, AMT, Rev.,
              3.50%, 10/01/07................       911
  2,500     Countrydale Metropolitan District
              GO, Adj., LOC: Compass Bank,
              3.50%, 12/01/07................     2,508
            Delta County, Memorial Hospital
              District Enterprise
  1,065     Rev., 3.75%, 09/01/07............     1,070
  1,125     Rev., 4.10%, 09/01/08............     1,140
  1,155     Rev., 4.45%, 09/01/09............     1,186
  1,375     Denver City & County,
              Metropolitan Mayors Caucus
              Series A, Rev., Adj.,
              GNMA/FNMA/FHLMC COLL, 6.35%,
              05/01/09.......................     1,387
  1,570     Denver City & County, Various
              Purpose Series B, GO, 5.75%,
              08/01/08.......................     1,703
    735     El Paso County Series A, Rev.,
              6.20%, 11/01/24................       756
                                               --------
                                                 18,048
                                               --------
Connecticut (1.5%):
  1,000     City of New Haven Series C, MBIA,
              5.00%, 11/01/08................     1,068
            State of Connecticut
  3,000     Series B, 5.25%, 06/15/09........     3,255
  2,395     Series B, GO, 5.75%,
              11/01/09 (p)...................     2,672
                                               --------
                                                  6,995
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Delaware (1.3%):
  5,250     Delaware State Health Facilities
              Authority, Beebe Medical Center
              Project
            Rev., Adj., LOC: PNC Bank N.A.,
              2.25%, 01/01/07................     5,189
    625     Delaware State Housing Authority,
              AMT, Single Family Mortgage
              Series B-1, 2.00%, 07/02/05....       620
                                               --------
                                                  5,809
                                               --------
District of Columbia (1.6%):
  1,095     District of Columbia, Unrefunded
              Balance Series A, GO, MBIA-IBC,
              6.00%, 06/01/07................     1,130
  1,490     District of Columbia, Unrefunded
              Balance 2001 Series B, GO, FSA,
              5.50%, 06/01/07................     1,564
  4,500     Washington D.C. Convention Center
              Authority Senior Lien, Rev.,
              AMBAC, 5.25%, 10/01/08.........     4,816
                                               --------
                                                  7,510
                                               --------
Florida (5.5%):
  1,185     Atlantic Beach, Fleet Landing
              Project Rev., ACA, 5.25%,
              10/01/08.......................     1,249
  2,060     Escambia County, Housing Finance
              Authority, Multi-County Program
              Series A, Rev., GNMA/FNMA COLL,
              2.63%, 10/01/09................     2,007
 10,000     Florida Educational Loan
              Marketing Corp. Sub-Series D-1,
              AMT, Rev., Adj., GTD STD LNS,
              2.95%, 12/01/38................    10,000
    735     Florida Housing Finance Corp.,
              Homeowner Mortgage Series 2,
              AMT, Rev., FSA, 4.35%,
              07/01/07.......................       741
  1,550     Hillsborough County, Housing
              Finance Authority,
              Multi-Family, Oaks at Riverview
              Project Series B, Rev., 2.13%,
              01/01/07.......................     1,519
 10,000     University Athletic Association,
              Inc., Athletic Program Rev.,
              Adj., LOC: Suntrust Bank,
              3.50%, 10/01/06 (m)............    10,076
                                               --------
                                                 25,592
                                               --------
Georgia (1.8%):
  1,000     County of Henry GO, 4.00%,
              07/01/06.......................     1,014

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Georgia, continued:
  1,290     Gainesville & Hall County,
              Hospital Authority, Northeast
              Health System, Inc. Project.,
              Rev., 3.75%, 05/15/06..........     1,297
  1,000     Georgia Municipal Electric
              Authority Power Series D, Rev.,
              6.00%, 01/01/06 ...............     1,016
            Monroe County, Development
              Authority, Oglethorpe Power
              Corp.
    905     Series A, Rev., MBIA-IBC, 6.70%,
              01/01/09.......................     1,014
    500     Series A, Rev., MBIA-IBC, 6.75%,
              01/01/10.......................       574
  3,000     State of Georgia GO, 6.25%,
              09/01/08.......................     3,306
                                               --------
                                                  8,221
                                               --------
Hawaii (2.8%):
            Hawaii State Airports System
  5,850     Rev., AMT, FGIC, 5.00%,
              07/01/07.......................     6,077
  4,560     Rev., AMT, FGIC, 5.50%,
              07/01/07.......................     4,781
  2,000     Honolulu City & County GO, MBIA-
              IBC, 5.45%, 09/11/08 (p).......     2,146
                                               --------
                                                 13,004
                                               --------
Illinois (4.2%):
  4,345     Chicago Board of Education, Lease
              Certificates Series A, COP,
              MBIA, 6.25%, 01/01/08..........     4,696
  2,000     Chicago Capital Appreciation
              Central Loop Project Series A,
              GO, XLCA, Zero Coupon,
              12/01/08.......................     1,796
  1,925     Chicago Central Loop
              Redevelopment, Tax Allocation
              Series A, ACA, 6.50%,
              12/01/08.......................     2,108
  1,100     Chicago O'Hare International
              Airport, AM, General Apartment,
              Third Lien Series D, 3.50%,
              01/01/06.......................     1,103
  2,250     Chicago O'Hare International
              Airport, Third Lien Series A,
              Rev., MBIA, 5.00%, 01/01/09....     2,396
    570     Chicago Project & Refunding
              Series A, GO, AMBAC, 5.00%,
              01/01/07.......................       589
  1,000     Cook County Forest Preservation
              District GO, AMBAC, 5.00%,
              11/15/09.......................     1,080
    795     Glenview, Multi-Family Housing,
              Valley Lo Towers II Project
              Rev., FNMA, 5.20%, 12/01/07....       821

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Illinois, continued:
  1,450     Kane County, School District No.
              129 Aurora West Side Series A,
              GO, MBIA, 6.50%, 02/01/08......     1,578
  1,485     Lake County, Community
              Consolidated School District
              No. 73 Hawthorn, Capital
              Appreciation 2002 GO, FGIC,
              Zero Coupon, 12/01/06..........     1,426
  1,675     Winnebago County, School District
              No. 122 Harlem-Loves Park GO,
              FGIC, 6.55%, 06/01/09..........     1,887
                                               --------
                                                 19,480
                                               --------
Indiana (2.9%):
  2,500     Indiana Development Finance
              Authority, PCR, Southern
              Indiana Gas & Electric Series
              A, Rev., Adj., 4.75%,
              03/01/06.......................     2,523
  2,500     Indiana Development Finance
              Authority, Southern Indiana Gas
              & Electric, AMT Series C, Rev.,
              Adj., 5.00%, 03/01/06..........     2,525
  1,055     Indiana Educational Facilities
              Authority, Butler University
              Project Rev., MBIA, 4.75%,
              02/01/08.......................     1,102
  5,000     Lawrenceburg, Power Co. Project
              Series C, Rev., Adj., 2.62%,
              10/01/06.......................     4,974
            New Albany School District, Floyd
              County School Building Corp.,
              First Mortgage
    635     Rev., FGIC, 5.00%, 01/15/09......       677
  1,305     Rev., FGIC, 5.00%, 01/15/10......     1,406
                                               --------
                                                 13,207
                                               --------
Kentucky (0.1%):
    300     Kentucky Housing Corp. Series I,
              AMT, Rev., FHA, 5.45%,
              07/01/08.......................       309
                                               --------
Louisiana (1.3%):
    730     Louisiana Housing Finance Agency,
              Single Family Home Owner Series
              B-2, Rev., GNMA/FNMA COLL FHA,
              6.20%, 12/01/07................       757
  4,000     Louisiana Public Facilities
              Authority, Ochsner Clinic
              Foundation Project Series A,
              Rev., MBIA, 4.00%, 05/15/06....     4,042
            Parish of St. Mary, Solid Waste
    225     Rev., 5.40%, 03/01/08............       237
    280     Rev., 5.40%, 03/01/09............       298

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 56

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Louisiana, continued:
    295     Rev., 5.40%, 03/01/10............       318
    310     Rev., 5.40%, 03/01/11............       336
                                               --------
                                                  5,988
                                               --------
Maryland (0.0%) (g):
    250     City of Baltimore, Pollution
              Control, General Motors Corp.
              Rev., Adj., 5.35%, 04/01/08....       249
                                               --------
Massachusetts (3.1%):
  5,700     City of Quincy Rev., Adj., FSA,
              7.82%, 01/15/11................     5,837
    750     Commonwealth of Massachusetts
              Series B, GO, 6.50%,
              08/01/08 (p)...................       824
  1,525     Massachusetts Development Finance
              Agency, Credit Housing, Chelsea
              Homes Series A, Rev., LOC:
              Fleet National Bank, 2.90%,
              12/15/06.......................     1,516
  2,940     Massachusetts Development Finance
              Agency, VOA Ayer Ltd.
              Partnership Series 1, AMT,
              Rev., LOC: Fleet National Bank,
              2.85%, 12/01/06................     2,921
            New Bedford Housing Authority,
              Capital Funding Program
    590     Series A, Rev., 2.05%,
              10/01/06.......................       584
    605     Series A, Rev., 2.40%,
              10/01/07.......................       597
    620     Series A, Rev., 2.70%,
              10/01/08.......................       613
    635     Series A, Rev., 3.00%,
              10/01/09.......................       634
    655     Series A, Rev., 3.20%,
              10/01/10.......................       656
                                               --------
                                                 14,182
                                               --------
Michigan (2.6%):
            Michigan State Building
              Authority, Facilities Program
  1,000     Series I, Rev., 5.00%,
              10/15/06.......................     1,029
  3,625     Series I, Rev., 5.50%,
              10/15/10 (p)...................     4,037
  2,925     Michigan State Hospital Finance
              Authority, Ascension Health
              Credit Series B, Rev, Adj.,
              5.30%, 11/15/06................     3,021
  1,695     Michigan Strategic Fund, Ford
              Motor Co. Project Series A,
              Rev., 7.10%, 02/01/06..........     1,720

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
  1,240     Saginaw Hospital Finance
              Authority, Covenant Medical
              Center Series G, Rev., 4.75%,
              07/01/08.......................     1,291
  1,000     Traverse City Area Public Schools
              GO, FGIC, 4.35%, 05/01/08......     1,040
                                               --------
                                                 12,138
                                               --------
Minnesota (0.7%):
  2,200     Hopkins Independent School
              District No. 270 Series B, GO,
              SD CRED PROG, 4.00%,
              02/01/08.......................     2,265
  1,020     Mounds View Independent School
              District No. 621 Series A, GO,
              SD CRED PROG, 5.00%, 02/01/08..     1,075
                                               --------
                                                  3,340
                                               --------
Mississippi (1.3%):
  4,540     Biloxi Housing Authority, Cadet
              Point Senior Village Rev., FSA,
              3.25%, 12/01/07................     4,535
  1,500     Mississippi Business Financial
              Corp., Waste Management, Inc.
              Project Rev., Adj., 2.30%,
              03/01/06.......................     1,488
                                               --------
                                                  6,023
                                               --------
Missouri (1.7%):
  1,640     Missouri Development Finance
              Board Infrastructure, Public
              Safety Improvement Series D,
              Rev., 5.00%, 03/01/08..........     1,715
            Riverview Gardens School
              District, Capital Appreciation
  1,090     GO, FSA, Zero Coupon, 04/01/09...       965
  1,090     GO, FSA, Zero Coupon, 04/01/10...       929
    665     GO, FSA, Zero Coupon, 04/01/11...       543
            St. Louis, Lambert-St. Louis
              International Airport
  1,115     Series A, Rev., FSA, 5.00%,
              07/01/07.......................     1,163
  2,500     Series A, Rev., FSA, 5.00%,
              07/01/09.......................     2,687
                                               --------
                                                  8,002
                                               --------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Nebraska (0.5%):
  1,000     Nebraska State Information
              Systems Project COP, 4.40%,
              07/01/08.......................     1,043
  1,075     Omaha Public Power District
              Electric Series D, Rev., 5.10%,
              02/01/08.......................     1,135
                                               --------
                                                  2,178
                                               --------
New Hampshire (1.0%):
  4,000     New Hampshire Business Finance
              Authority Series A, Rev., Adj.,
              3.50%, 02/01/09................     3,961
    505     New Hampshire Health & Education
              Facilities Authority,
              Portsmouth Academy Rev., ACA,
              3.65%, 07/01/08................       506
                                               --------
                                                  4,467
                                               --------
New Jersey (3.1%):
  1,105     New Jersey State Educational
              Facilities Authority, Fairleigh
              Dickinson University Series D,
              Rev., ACA, 5.00%, 07/01/07.....     1,142
  4,000     New Jersey Transportation Trust
              Fund Authority, Transportation
              Systems Series A, Rev., MBIA,
              5.25%, 12/15/09................     4,356
            South Jersey Port Corp.
  2,435     AMT, Rev., 5.00%, 01/01/06.......     2,459
  2,555     AMT, Rev., 5.00%, 01/01/07.......     2,626
  2,685     AMT, Rev., 5.00%, 01/01/08.......     2,796
  1,000     State of New Jersey Series F, GO,
              5.50%, 08/01/08................     1,075
                                               --------
                                                 14,454
                                               --------
New Mexico (1.3%):
  5,630     New Mexico State Highway
              Commission, Sub Lien Series A,
              Rev., 5.00%, 06/15/09 (p)......     6,033
                                               --------
New York (4.0%):
            City of New York
  1,235     Series A, GO, 6.25%,
              08/01/06 (p)...................     1,302
    160     Series E, GO, 6.00%,
              08/01/16 (p)...................       168
    500     Series F, GO, 5.37%, 08/01/19....       526
    245     Series L, MBIA, 5.20%,
              08/01/07 (p)...................       260
            City of New York, Unrefunded
              Balance
  2,565     Series A, GO, 6.25%, 08/01/09....     2,697
     75     Series E, GO, 6.00%, 08/01/16....        78

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New York, continued:
  1,280     Series L, GO, MBIA, 5.20%,
              08/01/08.......................     1,353
  2,000     New York State Dormitory
              Authority, Mount Sinai School
              of Medicine Rev., MBIA, 5.00%,
              07/01/09.......................     2,141
  5,000     New York State Urban Development
              Corp. Rev., 5.00%, 01/01/08....     5,244
  1,810     New York State Urban Development
              Corp., State Facilities Rev.,
              5.70%, 04/01/09................     1,976
  2,525     Tobacco Settlement Financing
              Authority Series B-1, Rev.,
              4.00%, 06/01/07................     2,573
                                               --------
                                                 18,318
                                               --------
North Carolina (0.6%):
            North Carolina Medical Care
              Commission, First Mortgage,
              Deerfield
  1,000     Series A, Rev., 3.12%,
              11/01/09.......................       988
  1,500     Series A, Rev., 3.37%,
              11/01/10.......................     1,492
    150     Robeson County, Industrial
              Facilities & Pollution Control
              Financing Authority, Campbell
              Soup Co. Project Rev., 6.40%,
              12/01/06.......................       157
                                               --------
                                                  2,637
                                               --------
North Dakota (0.3%):
            North Dakota State Housing
              Finance Agency, Housing Finance
              Program Home Mortgage
    825     Series B, Rev., 2.95%,
              07/01/07.......................       823
    580     Series B, Rev., 3.30%,
              07/01/08.......................       581
                                               --------
                                                  1,404
                                               --------
Ohio (7.8%):
  1,220     Belmont County, East Regional
              Hospital Rev., ACA, 5.00%,
              01/01/07.......................     1,252
            Celina City School District
    820     GO, MBIA, Zero Coupon,
              12/01/11.......................       651
  1,000     GO, MBIA, Zero Coupon,
              12/01/12.......................       759
  2,955     City of Cincinnati, Various
              Purpose GO, 5.00%, 12/01/11....     3,213
    615     Cleveland-Cuyahoga County Port
              Authority, Bond Fund Program,
              Myers University Project Series
              E, Rev., 4.65%, 05/15/14.......       621

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 58

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Ohio, continued:
  6,000     Cleveland-Cuyahoga County Port
              Authority, Rock & Roll Hall of
              Fame Project Rev, FSA, 3.60%,
              12/01/14.......................     6,000
            Columbus Regional Airport
              Authority, Joseph Knight Towers
              Projects
    230     Series A, Rev., GNMA COLL, 3.60%,
              12/18/07.......................       232
    480     Series A, Rev., GNMA COLL, 4.30%,
              12/28/11.......................       483
  2,500     Dublin City School District GO,
              3.50%, 12/01/10................     2,548
  3,145     Dublin City School District,
              Capital Appreciation GO, FGIC,
              Zero Coupon, 12/01/12..........     2,386
  2,705     McDonald Tax Exempt Mortgage
              Trust No. 1 Series 1984, Adj.,
              2.10%, 01/15/09................     2,689
  3,290     Montgomery County, Multi-Family
              Housing, Bella Vista Homes
              Project Series B, Rev., 1.80%,
              11/01/05.......................     3,280
  1,690     Ohio State Building Authority,
              State Facilities, Adult
              Correction Building Series A,
              Rev., 5.75%, 04/01/09..........     1,855
  3,000     Ohio State Mental Health Capital
              Facilities Series II-A, Rev.,
              AMBAC, 4.00%, 08/01/09.........     3,114
  1,000     Ohio State Water Development
              Authority, Water Control Loan
              Fund -- State Match Service
              Rev., 5.50%, 06/01/08..........     1,073
  5,100     Summit County Port Authority,
              Eastland Woods Project Series
              C, Rev., 2.65%, 11/01/06.......     5,064
    640     Warren Housing Development Corp.,
              Housing Section 8 Assisted
              Project Rev., LOC: Federal Home
              Loan Bank, 3.75%, 01/01/07.....       648
                                               --------
                                                 35,868
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Oklahoma (1.0%):
  1,115     Oklahoma State Capital
              Improvement Authority Series B,
              Rev., MBIA, 5.00%, 06/01/08....     1,182
  1,195     Oklahoma State Housing Finance
              Agency Series B-2, Rev., AMT,
              GNMA/FNMA COLL, 6.80%,
              09/01/26.......................     1,229
  2,000     Oklahoma State Housing Finance
              Agency, Rental Series A-3,
              Rev., Adj., FNMA COLL, 5.50%,
              11/01/05.......................     2,004
                                               --------
                                                  4,415
                                               --------
Other Territory (0.9%):
  4,235     MMA Financial CDD Senior
              Securitization Trust, Harmony
              Pass Through Certificates
              Series A, Rev., Adj., LOC:
              Compass Bank, 3.38%,
              05/01/32.......................     4,262
                                               --------
Pennsylvania (2.0%):
  1,615     City of Philadelphia, Gas Works
              Series A-1, Rev., FSA, 5.00%,
              09/01/09.......................     1,726
  3,935     Delaware River Joint Toll Bridge
              Commission Rev., 5.00%,
              07/01/06.......................     4,022
  1,265     Erie Higher Education Building
              Authority, Gannon University
              Project Series F, Rev., Adj.,
              LOC: PNC Bank N.A., 2.25%,
              07/01/13.......................     1,246
    145     Pennsylvania Sate Housing Finance
              Agency, AMT, Single Family
              Mortgage Series 65A, Rev.,
              4.60%, 10/01/08................       150
    500     Pennsylvania State Higher
              Educational Facilities
              Authority, Allegheny Delaware
              Obligation Series A, Rev.,
              MBIA, 5.60%, 11/15/09..........       545
  1,360     Pennsylvania State Higher
              Educational Facilities
              Authority, Association
              Independent Colleges Series E1,
              Rev., Adj., LOC: PNC Bank N.A.,
              2.00%, 11/01/06................     1,341
                                               --------
                                                  9,030
                                               --------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Puerto Rico (2.3%):
  7,955     Commonwealth of Puerto Rico,
              Public Improvement Series C,
              GO, Adj., RADIAN-IBC, 5.00%,
              07/01/08.......................     8,397
  1,295     Commonwealth of Puerto Rico,
              Unrefunded Balance, Public
              Improvement Series A, GO,
              5.00%, 07/01/08................     1,365
  1,000     Puerto Rico Public Buildings
              Authority, Government
              Facilities, Commonwealth
              Guaranteed Series C, Rev.,
              5.00%, 07/01/07................     1,039
                                               --------
                                                 10,801
                                               --------
South Carolina (1.0%):
  1,160     Charleston County, School
              District Development Corp.
              Series B, GO, SCSDE, 5.00%,
              02/01/10.......................     1,255
  3,200     South Carolina State Education
              Assistance Authority Series
              A-2, Rev., Adj., GTD STD LNS,
              2.70%, 03/01/10................     3,200
                                               --------
                                                  4,455
                                               --------
Tennessee (2.0%):
  2,500     Knox County, Health Educational &
              Housing Facilities Board Rev.,
              MBIA, 7.25%, 01/01/08..........     2,753
  1,000     Tennessee Energy Acquisition
              Corp. Series B, Rev., AMBAC,
              5.00%, 09/01/07................     1,046
  5,895     Tennessee Housing Development
              Agency, AMT-Homeownership
              Program Issue 3A Rev., GO, Zero
              Coupon, 07/01/07...............     5,403
                                               --------
                                                  9,202
                                               --------
Texas (4.3%):
    210     Brazos County, Health Facilities
              Development Corp., St. Joseph
              Hospital & Health Center Series
              B, Rev., 6.00%, 01/01/13.......       212
  2,885     Brazos River Authority, Utilities
              Electricity Co. Series B, Rev.,
              Adj., 5.05%, 06/19/06..........     2,932
            Brazos River Harbor Navigation
              District, Dow Chemical Co.
              Project
  2,900     Series A-3, AMT, Rev., Adj.,
              4.95%, 05/15/07................     2,988
  4,600     Series B-2, Rev., Adj., 4.75%,
              05/15/07.......................     4,734

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Texas, continued:
    975     City of Arlington, Permanent
              Improvement GO, 5.00%,
              08/15/07 (p)...................     1,020
            City of Austin, Independent
              School District, Capital
              Appreciation
  1,185     GO, FGIC, Zero Coupon,
              08/01/10.......................       995
  1,435     GO, FGIC, Zero Coupon,
              08/01/11.......................     1,153
  1,530     City of El Paso, Water & Sewer
              Rev., AMBAC, 5.00%, 03/01/07...     1,585
  2,000     Houston Airport System, Sub Lien
              Series A, AMT, Rev., FGIC,
              4.00%, 07/01/07................     2,037
  1,195     Keller Higher Education
              Facilities Corp. Series A,
              Rev., RADIAN, 4.25%,
              06/01/08.......................     1,230
  1,000     Texas Public Finance Authority,
              Unemployment Compensation
              Assessment Series A, Rev., FSA,
              5.00%, 06/15/08................     1,059
                                               --------
                                                 19,945
                                               --------
Virginia (2.1%):
  1,000     Big Stone Gap Redevelopment &
              Housing Authority Rev., 5.00%,
              09/01/08.......................     1,062
  2,000     Louisa Industrial Development
              Authority, Electric & Power Co.
              Project Series A, Rev., Adj.,
              2.35%, 09/01/30................     1,960
  2,000     Peninsula Ports Authority,
              Dominion Term Association
              Project Rev., Adj., 3.30%,
              10/01/08.......................     2,000
  2,985     Virginia Beach Development
              Authority, Sentara Health
              Systems Rev., 5.25%,
              11/01/10.......................     3,170
            Virginia Housing Development
              Authority, Rental Housing
    650     Series F, AMT, Rev., 4.30%,
              05/01/06.......................       657
    650     Series F, AMT, Rev., 4.40%,
              05/01/07.......................       665
                                               --------
                                                  9,514
                                               --------
Washington (4.6%):
  1,000     Energy Northwest Electric Rev.,
              MBIA, 5.00%, 07/01/10..........     1,084
  2,835     King County, Limited Tax Series
              B, GO, 4.00%, 01/01/09.........     2,932

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 60

JPMORGAN SHORT TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Washington, continued:
  1,500     Lewis County, Public Utility
              District No. 1 Rev., XLCA,
              5.00%, 10/01/09................     1,609
            Washington Public Power Supply
              System
  2,500     Series A, Rev., 5.75%,
              07/01/08.......................     2,701
  2,000     Series A, Rev., 6.10%,
              07/01/06.......................     2,067
  4,195     Series A, Rev., MBIA-IBC, Zero
              Coupon, 07/01/07 (p)...........     3,958
            Washington Public Power Supply
              System, Compound Interest
  1,475     Series A, Rev., Zero Coupon,
              07/01/07 (p)...................     1,392
  2,140     Series B, Rev., FGIC-TCRS, Zero
              Coupon, 07/01/08...............     1,948
  3,550     Washington Public Power Supply
              System, Unrefunded Balance,
              Compound Interest Series A,
              Rev., Zero Coupon, 07/01/07....     3,339
                                               --------
                                                 21,030
                                               --------
Wisconsin (2.1%):
  7,400     Badger Tobacco Asset
              Securitization Corp.,
              Asset-Backed Rev., 5.00%,
              06/01/08.......................     7,699
  2,000     State of Wisconsin Series A, GO,
              5.00%, 05/01/07................     2,079
                                               --------
                                                  9,778
                                               --------

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Wyoming (0.4%):
  1,620     Teton County Hospital District
              Rev., St. Johns Medical Center
              Rev., 5.25%, 12/01/06 (i)......     1,643
                                               --------
  Total Long-Term Investments (Cost $434,932)   434,339
                                               --------
SHORT-TERM INVESTMENT (2.7%):
Investment Company (2.7%):
 12,515     JPMorgan Tax Free Money Market
              Fund (b) (Cost $12,515)........    12,515
                                               --------
TOTAL INVESTMENTS (97.0%)
  (Cost $447,447)                               446,854
OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)     13,790
                                               --------
NET ASSETS (100.0%)                            $460,644
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS (98.2%):
MUNICIPAL BONDS (98.2%):
Alabama (1.3%):
            Alabama State Public School &
              College Authority, Capital
              Improvement
  5,285     Rev., MBIA, 4.50%, 02/01/23....       5,396
  8,000     Series C, Rev., 5.75%,
              07/01/17.....................       8,851
                                             ----------
                                                 14,247
                                             ----------
Alaska (1.0%):
            Alaska Energy Authority Power,
              Bradley Lake
  3,485     Fourth Series, Rev., FSA,
              6.00%, 07/01/17..............       4,189
  3,915     Fourth Series, Rev., FSA,
              6.00%, 07/01/19..............       4,748
  2,000     City of Anchorage Series B, GO,
              FGIC, 5.88%, 12/01/10 (p)....       2,277
                                             ----------
                                                 11,214
                                             ----------
Arizona (2.4%):
            Arizona School Facilities
              Board, State School Trust
  2,290     Series A, Rev., AMBAC, 5.25%,
              07/01/11.....................       2,546
  4,360     Series A, Rev., AMBAC, 5.75%,
              07/01/17.....................       5,072
  2,375     Series A, Rev., AMBAC, 5.75%,
              07/01/18.....................       2,753
  2,450     Arizona State Transportation
              Board Sub-Series A, Rev,
              5.25%, 07/01/12..............       2,746
    450     Maricopa Country Unified School
              District No 89-Dysart, School
              Improvement Project of 2002
              Series B, GO, FSA, 5.25%,
              07/01/14 (p).................         511
  1,000     Maricopa County, Unified School
              District No. 89-Dysart GO,
              FGIC, 5.25%, 07/01/20........       1,157
  2,000     Pima County, Unified School
              District No. 1 Tucson,
              Project of 2004 Series A, GO,
              FSA, 4.50%, 07/01/21.........       2,054
  2,495     Salt River Project,
              Agricultural Improvement &
              Power District, Salt River
              Project Series C, Rev.,
              5.00%, 01/01/10..............       2,700

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Arizona, continued:
  1,090     Show Low IDA, Navapache
              Regional Medical Center
              Series A, Rev., ACA, 5.25%,
              12/01/10.....................       1,155
  2,190     University of Arizona Series A,
              COP, AMBAC, 5.00%,
              06/01/17.....................       2,396
  2,240     University of Arizona Series B,
              COP, AMBAC, 5.00%,
              06/01/17.....................       2,451
                                             ----------
                                                 25,541
                                             ----------
California (9.7%):
            California Health Facilities
              Funding Authority, Marshall
              Medical Center
  2,200     Series A, Rev, CA MTG INS,
              5.00%, 11/01/24..............       2,305
  2,000     Series A, Rev, CA MTG INS,
              5.00%, 11/01/29..............       2,085
            California State Department of
              Water Resources, Power Supply
  4,000     Series A, Rev., 5.38%,
              05/01/17.....................       4,435
  3,000     Series A, Rev., MBIA-IBC,
              5.25%, 05/01/20..............       3,304
  2,750     California State Public Works
              Board, Department of
              Corrections Series C, Rev.,
              5.50%, 06/01/21..............       3,053
  3,000     California State Public Works
              Board, Department of Mental
              Health Series A, Rev., 5.50%,
              06/01/21.....................       3,347
    750     California State Veterans Bond
              Series AM, GO, 9.00%,
              10/01/05.....................         762
  4,000     California Statewide
              Communities Development
              Authority, Insured Health
              Facilities, Los Angeles
              Jewish Home Rev., CA ST MTG,
              5.25%, 11/15/23..............       4,282
    430     Chino Valley Unified School
              District Series A, COP, GO,
              FSA, 5.38%, 08/01/18.........         482
    350     City of Chico, Public Financing
              Authority, Merged
              Redevelopment Project, Tax
              Allocation MBIA, 5.00%,
              04/01/19.....................         378

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 62

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
California, continued:
    250     City of Los Angeles, Department
              of Water & Power Series C,
              Rev., MBIA, 5.25%,
              07/01/17.....................         280
  3,815     City of Los Angeles, Harbor
              Department Rev., 7.60%,
              10/01/18 (p).................       4,829
  2,000     City of San Jose, Evergreen
              Community College District
              Series A, GO, AMBAC, 5.25%,
              09/01/17.....................       2,239
  1,000     Fullerton University Foundation
              Series A, Rev., MBIA, 5.75%,
              07/01/30.....................       1,108
  3,250     Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement Enhanced Asset
              Backed Series B, Rev., 5.75%,
              06/01/21.....................       3,509
  3,000     Golden State Tobacco
              Securitization Corp., Tobacco
              Settlement, Asset Backed
              Series B, Rev., 5.63%,
              06/01/20.....................       3,157
    390     Nevada Union High School
              District, New Haven GO, FSA,
              12.00%, 08/01/09.............         521
            Orange County, Development
              Agency Tax, Santa Ana Heights
              Project, Tax Allocation
  1,265     AMBAC, 5.25%, 09/01/15.........       1,410
  1,965     AMBAC, 5.25%, 09/01/16.........       2,184
  2,120     AMBAC, 5.25%, 09/01/17.........       2,344
            Orange County, Recovery
              Certificate
  4,900     Series A, COP, MBIA, 5.70%,
              07/01/10.....................       5,142
  5,315     Series A, COP, MBIA, 5.80%,
              07/01/16.....................       5,578
     50     Pomona Unified School District
              Series A, GO, MBIA, 6.10%,
              02/01/20.....................          62
  2,210     Riverside Electric Rev., FSA,
              5.25%, 10/01/15 Sacramento
              Cogeneration Authority,
              Procter & Gamble Project.....       2,452
  2,500     Rev., 6.20%, 07/01/06..........       2,556
  1,500     Rev., 7.00%, 07/01/05..........       1,500
  6,650     San Bernardino City, University
              School District Series A, GO,
              FGIC, 5.75%, 08/01/09 (p)....       7,446

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
California, continued:
    360     San Mateo County,
              Transportation District
              Series A, Rev., MBIA, 5.25%,
              06/01/19 South Orange County,
              Public Financing Authority,
              Foothill Area................         417
  3,880     Series A, FGIC, 5.25%,
              08/15/19.....................       4,288
  2,000     Series A, Special Tax, FGIC,
              5.25%, 08/15/17..............       2,224
            State of California
  5,000     GO, 5.00%, 02/01/32............       5,250
  3,000     GO, 5.25%, 02/01/18............       3,302
    750     GO, MBIA-IBC, 6.50%,
              11/01/09.....................         855
  5,500     Series A, GO, 5.00%, 07/01/17..       5,946
  4,000     Series B, GO, Adj., 5.00%,
              07/01/08.....................       4,225
  5,000     XLCA-ICR, 5.00%, 02/01/19......       5,302
  2,500     University of California Series
              F, Rev., FSA, 5.00%,
              05/15/12.....................       2,767
                                             ----------
                                                105,326
                                             ----------
Colorado (2.8%):
            Centennial Water & Sanitation
              District
  2,000     Rev., FGIC, 5.50%, 06/15/13....       2,290
  2,035     Rev., FGIC, 5.50%, 06/15/14....       2,349
  1,045     Colorado Water Resources &
              Power Development Authority
              Series A, Rev., 5.25%,
              09/01/11.....................       1,139
  1,800     Denver City & County Series A,
              Rev., AMBAC, 6.00%,
              11/15/16.....................       2,002
  6,925     Denver City & County, Airport
              Series D, Rev., AMBAC-TCR,
              7.75%, 11/15/13..............       8,325
  2,000     Douglas County, School District
              No. Re-1 Douglas & Elbert
              Counties GO, FGIC, 5.75%,
              12/15/19.....................       2,332
 10,000     E-470 Public Highway Authority,
              Capital Appreciation Series
              B, Rev., MBIA, Zero Coupon,
              09/01/22.....................       4,634
            Larimer County, School District
              No. R-001 Poudre
    940     COP, MBIA, 5.00%, 12/15/10.....       1,026
    925     COP, MBIA, 5.00%, 12/15/11.....       1,017
  1,030     COP, MBIA, 5.00%, 12/15/12.....       1,137
  1,105     COP, MBIA, 5.00%, 12/15/13.....       1,225

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Colorado, continued:
  1,940     Platte River Power Authority
              Series DD, Rev., MBIA, 6.00%,
              06/01/06.....................       1,998
  1,175     Weld & Adams Counties, School
              District GO, FSA, 5.00%,
              12/15/18.....................       1,293
                                             ----------
                                                 30,767
                                             ----------
Connecticut (0.7%):
  1,050     City of Hartford Series C, GO,
              MBIA, 5.00%, 09/01/20........       1,189
  1,000     Ridgefield GO, 5.00%,
              07/01/12.....................       1,112
  1,375     State of Connecticut Series C,
              GO, 5.38%, 12/15/10 (p)......       1,532
            Trumbull
    305     GO, AMBAC, 5.00%, 01/15/14.....         341
    275     GO, AMBAC, 5.00%, 01/15/15.....         307
    450     GO, AMBAC, 5.00%, 01/15/16.....         500
    350     GO, AMBAC, 5.00%, 01/15/18.....         386
  1,425     Waterbury Series A, GO, FSA,
              5.50%, 04/01/12 (p)..........       1,616
                                             ----------
                                                  6,983
                                             ----------
Delaware (0.6%):
  5,000     Delaware State Economic
              Development Authority,
              Osteopathic Hospital
              Association Series A, Rev.,
              GO OF HOSP, 6.90%,
              01/01/18 (p).................       6,285
                                             ----------
District of Columbia (0.5%):
  3,965     District of Columbia Series B,
              GO, MBIA, 6.00%, 06/01/19....       4,838
                                             ----------
Florida (2.5%):
  3,750     City of Lakeland, Electric &
              Water System, First Lien
              Series B, Rev., FSA, 6.05%,
              10/01/14.....................       4,507
  5,000     Highlands County, Health
              Facilities Authority,
              Hospital Adventist Sunbelt
              Series A, Rev., 6.00%,
              11/15/31.....................       5,481
  3,205     Hillsborough County, Aviation
              Authority, Tampa
              International Airport Series
              B, Rev., FGIC, 6.00%,
              10/01/18.....................       3,852
            Orange County, Health
              Facilities Authority
  3,760     Series A, Rev., MBIA, 6.25%,
              10/01/12 (p).................       4,449
  1,580     Series C, Rev., MBIA, 6.25%,
              10/01/12 (p).................       1,875

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Florida, continued:
            Orange County, Health
              Facilities Authority,
              Unrefunded Balance
  1,255     Series A, Rev., MBIA, 6.25%,
              10/01/12.....................       1,474
    680     Series C, Rev., MBIA, 6.25%,
              10/01/12.....................         798
            Palm Beach County, North County
              Courthouse Projects
  1,455     Rev., 5.00%, 12/01/15..........       1,632
  1,605     Rev., 5.00%, 12/01/17..........       1,803
            Santa Rosa Bay Bridge
              Authority, Capital
              Appreciation
    500     Rev., ACA-CBI MBIA-IBC, Zero
              Coupon, 07/01/19.............         278
  2,255     Rev., ACA-CBI-MBIA-IBC, Zero
              Coupon, 07/01/20.............       1,196
                                             ----------
                                                 27,345
                                             ----------
Georgia (5.0%):
  3,110     City of Savannah, Economic
              Development Authority,
              College of Art & Design
              Project Rev., 6.60%,
              10/01/09 (p).................       3,557
 10,000     Dalton Development Authority
              Rev., MBIA, 5.50%,
              08/15/26 (k).................      11,762
  7,120     De Kalb County, Housing
              Authority, Fox Hollow
              Apartment Rev., Adj., 7.00%,
              08/15/22 (p).................       7,634
  1,500     Fairburn Combined Utilities
              Rev., 5.75%, 10/01/20........       1,607
            Forsyth County, School District
  4,000     GO, ST AID WITHHLDG, 5.75%,
              02/01/10 (p).................       4,533
  3,700     GO, ST AID WITHHLDG, 5.75%,
              02/01/10 (p).................       4,193
  4,500     Georgia Municipal Electric
              Authority Power
            Series BB, Rev., MBIA-IBC,
              5.25%, 01/01/25..............       5,203
  2,490     Georgia Municipal Electric
              Authority, Power Series C,
              Rev., MBIA-IBC, 5.25%,
              01/01/25.....................       2,879
    100     Georgia State Housing & Finance
              Authority, Single Family
              Mortgage Subseries B-1, Rev.,
              FHA, 6.10%, 12/01/12.........         102
 10,485     Metropolitan Atlanta Rapid
              Transit Authority Series P,
              Rev., AMBAC, 6.25%,
              07/01/20.....................      12,822
                                             ----------
                                                 54,292
                                             ----------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 64

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Hawaii (0.5%):
  4,500     City of Honolulu Series A, GO,
              7.35%, 07/01/08..............       5,055
                                             ----------
Idaho (0.2%):
  2,320     University of Idaho, Student
              Fee, Recreation Center
              Project Rev., FSA, 6.00%,
              04/01/14.....................       2,576
                                             ----------
Illinois (4.7%):
            Chicago O'Hare International
              Airport, Passenger Facility
              Charge
  5,000     Series A, Rev., AMBAC, 5.63%,
              01/01/13.....................       5,170
  5,000     Series A, Rev., AMBAC, 5.63%,
              01/01/14.....................       5,170
  1,750     Chicago Public Building,
              Commission Building Series A,
              Rev., MBIA, 7.00%,
              01/01/20 (p).................       2,305
  3,990     Cook County, Community High
              School District No. 219-Niles
              Township GO, FGIC, 8.00%,
              12/01/15.....................       5,484
  3,980     Illinois Health Facilities
              Authority, Revolving Fund
              Series A, Rev., Adj., 5.50%,
              08/01/20.....................       4,405
  1,350     Illinois Housing Development
              Authority, Multi-Family
              Program Series 3, Rev.,
              6.10%, 09/01/13..............       1,354
  4,725     Illinois State Sales Tax Series
              P, Rev., 6.50%, 06/15/22.....       6,013
  7,000     Metropolitan Pier & Exposition
              Authority, McCormick Plan
              Expansion Project, Dedicated
              State Tax Rev FGIC, 5.50%,
              12/15/24.....................       7,663
            Regional Transportation
              Authority
  2,425     Rev., MBIA, 6.25%, 07/01/15....       2,963
  6,000     Rev., MBIA, 6.50%, 07/01/30....       8,112
  2,000     State of Illinois Rev., 5.00%,
              06/15/11.....................       2,187
                                             ----------
                                                 50,826
                                             ----------
Indiana (3.6%):
    150     Ball State University, Student
              Fee Series H, Rev., FGIC,
              6.15%, 07/01/05..............         150
  1,550     Beech Grove School Building
              Corp., First Mortgage Rev.,
              MBIA, 6.25%, 07/05/16........       1,839

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Indiana, continued:
            City of Franklin, Community
              School Building Corp., First
              Meeting
    500     Rev., FSA, 5.85%,
              07/15/06 (p).................         526
  2,000     Rev., FSA, 6.00%,
              07/15/06 (p).................       2,109
     80     City of Indianapolis, Gas
              Utilities Rev., 7.00%,
              06/01/08 (p).................          85
            City of South Bend, Community
              School Corp., First Mortgage
    900     Rev., FSA ST AID WITHHLDG,
              5.70%, 08/01/07 (p)..........         962
  1,500     Rev., FSA ST AID WITHHLDG,
              5.70%, 08/01/07 (p)..........       1,604
  2,000     East Allen Elementary School
              Building Corp., First
              Mortgage Rev., FSA ST AID
              WITHHLDG, 5.88%,
              07/01/06 (p).................       2,104
  1,000     Evansville-Vanderburgh County,
              Building Authority Rev.,
              MBIA, 5.80%, 08/01/06 (p)....       1,054
    300     Indiana Educational Facilities
              Authority, Rose Hulman
              Institute Project Rev., MBIA,
              6.00%, 06/01/15 (p)..........         314
  1,000     Indiana Health Facilities
              Finance Authority, Clarian
              Health Partners Inc. Series
              A, Rev., 5.50%, 02/15/16.....       1,042
    190     Indiana Housing Finance
              Authority, Multi-Unit
              Mortgage Program Rev., FHA,
              6.60%, 01/01/12..............         190
  3,000     Indiana Municipal Power Agency
              Supply System Series B, Rev.,
              MBIA, 5.50%, 01/01/16........       3,432
            Indiana Transportation Finance
              Authority
    500     Series A, Rev., 6.00%,
              11/01/05 (p).................         516
  8,750     Series A, Rev., 6.80%,
              12/01/16 (k).................      10,839
    885     Indiana Transportation Finance
              Authority, Highway Series A,
              Rev., 7.25%, 06/01/15 (p)....       1,049
  3,115     Indiana Transportation Finance
              Authority, Unrefunded
              Balance, Airport Facility
              Series A, Rev., 7.25%,
              06/01/15.....................       3,890
  5,000     Indiana University, Student Fee
              Series K, Rev., MBIA, 5.88%,
              08/01/05 (p).................       5,113

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Indiana, continued:
  1,180     Vincennes Community School
              Building Corp., First
              Mortgage Rev., FSA, 6.00%,
              07/01/09.....................       1,241
  1,000     Whitko Middle School Building
              Corp., First Mortgage Rev.,
              FSA, 5.88%, 07/15/12.........       1,064
                                             ----------
                                                 39,123
                                             ----------
Kansas (0.2%):
  1,900     Sedgwick County Unified School
              District No. 259 GO, 5.25%,
              09/01/09.....................       2,067
                                             ----------
Kentucky (0.4%):
  4,090     Louisville & Jefferson County,
              Metropolitan Sewer District
              Series A, Rev., FGIC, 5.63%,
              05/15/17.....................       4,520
                                             ----------
Louisiana (3.2%):
  7,970     City of Baton Rouge, Public
              Improvement Series A, Rev.,
              FGIC, 5.25%, 08/01/12........       8,597
            City of Shreveport
  3,915     Series A, GO, FGIC, 5.25%,
              05/01/09 (p).................       4,238
  3,690     Series A, GO, FGIC, 5.25%,
              05/01/09 (p).................       3,995
            St. Bernard Parish
  2,635     Rev., FSA, 5.00%, 03/01/16.....       2,914
  2,745     Rev., FSA, 5.00%, 03/01/17.....       3,027
  2,860     Rev., FSA, 5.00%, 03/01/18.....       3,141
  1,505     Rev., FSA, 5.00%, 03/01/19.....       1,646
  3,110     Rev., FSA, 5.00%, 03/01/20.....       3,386
            State of Louisiana
  2,000     Series A, Rev., AMBAC, 5.38%,
              06/01/18.....................       2,221
  1,040     Series A, Rev., AMBAC, 5.38%,
              06/01/19.....................       1,155
                                             ----------
                                                 34,320
                                             ----------
Maryland (0.9%):
  8,880     Frederick Country, Public
              Facilities GO, 5.00%,
              08/01/13.....................       9,920
                                             ----------
Massachusetts (4.6%):
            City of Auburn
  1,075     GO, AMBAC, 5.13%, 06/01/17.....       1,198
  1,100     GO, AMBAC, 5.13%, 06/01/18.....       1,220
  1,290     GO, AMBAC, 5.13%, 06/01/22.....       1,410

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Massachusetts, continued:
    470     City of Pittsfield GO, MBIA,
              5.13%, 04/15/22..............         516
 25,000     Commonwealth of Massachusetts
              Rev., FGIC, 5.50%, 01/01/34..      30,554
  6,640     Commonwealth of Massachusetts,
              Consolidated Lien Series C,
              GO, 5.25%, 12/01/07..........       7,018
  4,185     Massachusetts Bay
              Transportation Authority,
              General Transportation
              Systems Series A, GO, FGIC,
              5.50%, 03/01/09 (p)..........       4,595
    100     Massachusetts Housing Finance
              Agency, Single Family Series
              47, Rev., AMBAC, 6.00%,
              12/01/15.....................         101
  2,250     Massachusetts Port Authority,
              AMT Series B, Rev., FSA,
              5.50%, 07/01/13..............       2,423
  1,000     New England Education Loan
              Marketing Corp., Issue H
              Rev., GTD STD LNS, 6.90%,
              11/01/09.....................       1,065
                                             ----------
                                                 50,100
                                             ----------
Michigan (3.8%):
            Armada Area Schools Building &
              Site
  1,125     GO, MBIA Q-SBLF, 5.00%,
              05/01/21.....................       1,222
  1,060     GO, MBIA Q-SBLF, 5.00%,
              05/01/23.....................       1,144
  1,375     GO, MBIA Q-SBLF, 5.00%,
              05/01/25.....................       1,479
  1,500     Caledonia Community Schools GO,
              MBIA Q-SBLF, 5.85%,
              05/01/07 (p).................       1,584
  5,240     Clinton Township, Building
              Authority Rev., AMBAC, 5.50%,
              11/01/17.....................       6,081
  1,775     Fenton Area Public Schools GO,
              FGIC Q-SBLF, 5.00%,
              05/01/16.....................       1,971
            L'Anse Creuse, Public Schools
  1,000     GO, FSA Q-SBLF, 5.00%,
              05/01/16.....................       1,106
  2,000     GO, FSA Q-SBLF, 5.00%,
              05/01/17.....................       2,205

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 66

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Michigan, continued:
            Lamphere Schools Oakland County
  1,945     GO, FSA Q-SBLF, 5.00%,
              05/01/12.....................       2,143
  1,875     GO, FSA Q-SBLF, 5.00%,
              05/01/14.....................       2,088
  1,410     Madison District Public Schools
              GO, FGIC Q-SBLF, 5.00%,
              05/01/15.....................       1,569
  5,000     Michigan Strategic Fund,
              Detroit Education Community
              Center Convention Rev., Adj.,
              AMBAC, 4.85%, 09/01/30.......       5,329
  1,000     Rochester Community School
              District Series I, GO, FGIC
              Q-SBLF, 5.75%,
              05/01/10 (p).................       1,118
  1,670     Rockford Public School District
              GO, FSA Q-SBLF,
              5.00%, 05/01/20..............       1,823
            State of Michigan
  1,250     Rev., FSA, 5.25%, 05/15/15.....       1,423
  1,520     Rev., FSA, 5.50%, 11/01/18.....       1,794
  3,600     Western Michigan University
              Rev., FGIC, 4.38%,
              11/15/25.....................       3,623
            Willow Run Community Schools
  1,465     GO, FSA Q-SBLF, 5.00%,
              05/01/13.....................       1,618
  1,650     GO, FSA Q-SBLF, 5.00%,
              05/01/15.....................       1,836
                                             ----------
                                                 41,156
                                             ----------
Minnesota (0.2%):
    670     Minnesota Housing Finance
              Agency, Rental Housing Series
              D, Rev., MBIA, 5.90%,
              08/01/15.....................         684
  1,485     Robbinsdale Independent School
              District No. 281 Series A,
              GO, MBIA, 4.00%, 02/01/15....       1,531
                                             ----------
                                                  2,215
                                             ----------
Mississippi (0.9%):
  7,940     Mississippi Development Bank
              Special Obligation, Gulfport
              Water & Sewer Project Rev.,
              FSA, 6.00%, 07/01/12 (m)
              (p)..........................       9,403
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Missouri (0.5%):
  1,105     City of Sikeston Rev., MBIA,
              6.00%, 06/01/16..............       1,339
  1,505     Jackson Country, Public
              Building Corp., Capital
              Improvements Project Rev.,
              5.00%, 12/01/28..............       1,596
  1,010     State of Missouri, Third State
              Building Series A, GO, 5.00%,
              08/01/08.....................       1,076
  1,000     University of Missouri Series
              B, Rev., 5.00%, 11/01/17.....       1,092
                                             ----------
                                                  5,103
                                             ----------
Montana (0.7%):
            Montana State Board of Regents
    890     Series H, Rev., AMBAC, 5.00%,
              11/15/18.....................         976
    565     Series H, Rev., AMBAC, 5.50%,
              11/15/13.....................         648
    125     Series H, Rev., AMBAC, 5.50%,
              11/15/14.....................         145
            Montana State Board of Regents,
              Montana State University
  2,500     Series I, Rev., AMBAC, 5.00%,
              11/15/19.....................       2,739
  1,210     Series I, Rev., AMBAC, 5.00%,
              11/15/20.....................       1,320
  1,290     Series I, Rev., AMBAC, 5.00%,
              11/15/21.....................       1,400
                                             ----------
                                                  7,228
                                             ----------
Nevada (1.4%):
  5,145     Clark County, IDR, Power Co.
              Project Series C, Rev.,
              AMBAC-TCR, 7.20%, 10/01/22...       5,308
  6,000     State of Nevada, Department of
              Business & Industry, Capital
              Appreciation, Las Vegas
              Monorail Rev., AMBAC, Zero
              Coupon, 01/01/16.............       3,862
  6,000     Truckee Meadows, Water
              Authority Series A, Rev.,
              FSA, 5.00%, 07/01/25.........       6,353
                                             ----------
                                                 15,523
                                             ----------
New Hampshire (0.7%):
            City of Manchester
  1,010     GO, 5.25%, 06/01/14............       1,148
  1,015     GO, 5.25%, 06/01/15............       1,160
  1,020     GO, 5.25%, 06/01/16............       1,169

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New Hampshire, continued:
  1,020     GO, 5.25%, 06/01/17............       1,173
  2,445     Rev., MBIA, 5.50%, 06/01/15....       2,833
                                             ----------
                                                  7,483
                                             ----------
New Jersey (4.1%):
  1,990     Essex County, Improvement
              Authority, Guaranteed Lease-
              County Correctional Series A,
              Rev., FGIC CNTY GTD, 5.00%,
              10/01/13.....................       2,201
  4,200     Freehold Regional High School
              District GO, FGIC, 5.60%,
              03/01/10 (p).................       4,670
  2,980     Lenape Regional High School
              District GO, FGIC, 5.00%,
              04/01/18.....................       3,264
  3,000     New Jersey Economic Development
              Authority, Capital
              Appreciation, Motor Vehicles
              Series R, Rev., MBIA, Zero
              Coupon, 07/01/18.............       1,768
  7,500     New Jersey Economic Development
              Authority, Cigarette Tax
              Rev., 5.63%, 06/15/17........       7,802
  1,195     New Jersey State Educational
              Facilities Authority,
              Fairleigh Dickinson
              University Series G, Rev.,
              5.70%, 07/01/28..............       1,232
  5,000     New Jersey State Highway
              Authority, Senior Parkway
              Rev., 6.20%, 01/01/10 (p)....       5,523
  2,900     New Jersey State Transit Corp.,
              Federal Transportation
              Administration Grants Series
              B, COP, AMBAC, 5.50%,
              09/15/12.....................       3,269
  1,000     New Jersey Transportation Trust
              Fund Authority,
              Transportation System Series
              A, Rev., 5.75%, 06/15/15.....       1,161
  9,000     New Jersey Transportation Trust
              Fund Authority,
              Transportation Systems Series
              B, Rev., 5.25%,
              06/15/07 (p).................       9,602
  3,125     New Jersey Transportation Trust
              Fund Authority, Unrefunded
              Balance, Transportation
              Systems Series B, Rev., MBIA,
              6.50%, 06/15/10..............       3,592
                                             ----------
                                                 44,084
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New Mexico (0.3%):
  1,515     Los Alamos County Utilities
              Series A, Rev., FSA, 5.00%,
              07/01/13.....................       1,675
  1,250     New Mexico Mortgage Finance
              Authority, Single Family
              Mortgage Rev., Adj.,
              GNMA/FNMA/ FHLMC COLL, 5.90%,
              07/01/16.....................       1,280
                                             ----------
                                                  2,955
                                             ----------
New York (15.2%):
    100     Chenango Forks, Central School
              District GO, FGIC, 4.00%,
              06/15/07.....................         102
            City of Binghamton
  1,045     GO, FSA, 5.00%, 08/15/14.......       1,167
    985     GO, FSA, Zero Coupon,
              08/15/13.....................       1,094
  2,505     City of New York Series F, GO,
              6.00%, 01/15/13 (p)..........       2,934
            City of New York, Unrefunded
              Balance
 15,635     GO, 6.00%, 01/15/18............      18,016
    745     Series A, GO, 6.00%, 05/15/18..         831
  2,000     City of Utica, IDA,
              Munson-Williams-Proctor
              Institution Series A, Rev.,
              5.38%, 07/15/19..............       2,151
            Coxsackie-Athens Central School
              District
  1,070     GO, FSA ST AID WITHHLDG, 5.00%,
              06/15/16.....................       1,201
  1,325     GO, FSA ST AID WITHHLDG, 5.00%,
              06/15/17.....................       1,480
  1,390     GO, FSA ST AID WITHHLDG, 5.00%,
              06/15/18.....................       1,544
  3,000     Metropolitan Transportation
              Authority Series A, Rev.,
              5.13%, 01/01/24..............       3,230
  2,850     New York City Municipal Water
              Finance Authority Series A,
              Rev., 5.75%, 06/15/09 (p)....       3,176
    565     New York City Municipal Water
              Finance Authority, Water &
              Sewer System Series B, Rev.,
              6.00%, 06/15/33..............         645
  1,845     New York City Transitional
              Finance Authority, Future Tax
              Series C, Rev., 5.50%,
              05/01/10 (p).................       2,068

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 68

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New York, continued:
            New York City Transitional
              Finance Authority, Future Tax
              Secondary
    695     Series B, Rev., 5.50%,
              02/01/11 (p).................         785
  3,000     Series B, Rev., Adj., 5.25%,
              02/01/29.....................       3,285
  9,000     Series C, Rev., 5.50%,
              05/01/10 (p).................      10,096
  2,305     New York City Transitional
              Finance Authority, Future Tax
              Secondary, Unrefunded Balance
              Series B, Rev., 5.50%,
              02/01/15.....................       2,567
  6,155     New York City Transitional
              Finance Authority, Future
              Tax, Unrefunded Balance
              Series C, Rev., 5.50%,
              11/01/24.....................       6,756
  2,900     New York Convention Center
              Operating Corp., Yale
              Building Acquisition Project
              COP, 5.25%, 06/01/08.........       2,995
            New York Municipal Bond Bank
              Agency
  2,000     Series C, Rev., ST AID
              WITHHLDG, 5.25%, 12/01/21....       2,188
  1,900     Series C, Rev., ST AID
              WITHHLDG, 5.25%, 06/01/21....       2,079
            New York State Dormitory
              Authority, City University
              System
  5,000     CONS, Series A, Rev., FSA-CR,
              5.75%, 07/01/13..............       5,810
  2,050     Series 2, Rev., 5.88%,
              07/01/06 (p).................       2,158
  3,000     Series A, Rev., FGIC, 5.13%,
              07/01/10 (p).................       3,294
  1,400     New York State Dormitory
              Authority, City University
              System, Unrefunded Balance
              Series 2, Rev., 5.88%,
              07/01/08.....................       1,470
            New York State Environmental
              Facilities Corp., Revolving
              Funds, New York City
              Municipal Water Project
  9,345     Series D, Rev., 5.38%,
              06/15/19.....................      10,400
  7,270     Series E, Rev., 5.38%,
              06/15/17.....................       8,110
  7,135     Series E, Rev., 5.38%,
              06/05/18.....................       7,960
 26,000     Port Authority of New York &
              New Jersey 93rd Series, Rev.,
              GO, 6.13%, 06/01/94 (m)......      31,985

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
New York, continued:
            Rome City School District
  1,030     GO, FGIC ST AID WITHHLDG,
              5.00%, 06/15/12..............       1,140
  1,125     GO, FGIC ST AID WITHHLDG,
              5.00%, 06/15/13..............       1,252
            State of New York
  6,040     Series A, GO, 6.00%,
              05/15/18 (p).................       6,910
  3,500     Series F, GO, MBIA-IBC, 5.25%,
              08/01/16.....................       3,721
            Tobacco Settlement Financing
              Corp.
  3,000     Series C-1, Rev., 5.50%,
              06/01/20.....................       3,335
  3,000     Series C-1, Rev., 5.50%,
              06/01/21.....................       3,324
  3,000     Tobacco Settlement Financing
              Corp., Asset Backed Series
              A-1, Rev., 5.50%, 06/01/19...       3,372
                                             ----------
                                                164,631
                                             ----------
North Carolina (2.0%):
  3,355     Charlotte Mecklenburg, Hospital
              Authority Series A, Rev.,
              5.60%, 01/15/10..............       3,470
  3,510     Charlotte Mecklenburg, Hospital
              Authority, Unrefunded Balance
              Rev., 5.90%, 01/15/16........       3,637
            City of Charlotte
  3,200     GO, 5.50%, 06/01/10 (p)........       3,613
  3,400     GO, 5.50%, 06/01/10 (p)........       3,839
  4,400     Cumberland County GO, 5.70%,
              03/01/10 (p).................       4,984
  2,255     North Carolina State Housing
              Finance Agency, AMT, Single
              Family Series FF, Rev., FHA,
              6.25%, 03/01/28..............       2,320
                                             ----------
                                                 21,863
                                             ----------
North Dakota (1.1%):
  4,325     City of Bismarck, Healthcare
              Facilities, St. Alexius
              Medical Center Series A,
              Rev., FSA, 5.25%, 07/01/15...       4,645

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
North Dakota, continued:
  5,000     Mercer County, Antelope Valley
              Station Rev., AMBAC, 7.20%,
              06/30/13.....................       6,036
  1,300     North Dakota State Water
              Commission, Water Development
              & Management Program Series
              A, Rev., MBIA, 5.00%,
              08/01/18.....................       1,429
                                             ----------
                                                 12,110
                                             ----------
Ohio (2.7%):
  7,000     Cleveland Stadium Project COP,
              AMBAC, 5.25%, 11/15/13.......       7,499
  2,055     Cleveland-Cuyahoga County Port
              Authority, Port Development
              Cleveland Bond Fund Series C,
              Rev., 5.95%, 05/15/22........       2,165
  1,395     Indian Hill Exempt Village
              School District, School
              Improvement GO, 5.00%,
              12/01/17.....................       1,577
  3,000     Lucas County, Hospital,
              Promedica Healthcare
              Obligation Group Rev., AMBAC,
              5.63%, 11/15/14..............       3,314
  4,000     Ohio Air Quality Development
              Authority, Edison Project
              Series A, Rev., Adj., AMBAC,
              3.25%, 02/01/08..............       4,011
            Riversouth, Authority Area
              Redevelopment
  2,080     Series A, Rev., 5.25%,
              12/01/19.....................       2,300
  1,505     Series A, Rev., 5.25%,
              12/01/20.....................       1,662
  1,000     Series A, Rev., 5.25%,
              12/01/21.....................       1,100
  1,050     Series A, Rev., 5.25%,
              12/01/22.....................       1,151
            Toledo Lucas County, Port
              Authority Development,
              Northwest Bond Fund
  1,795     Series A, Rev, 6.00%,
              05/15/11.....................       1,921
  1,650     Series C, Rev., 6.38%,
              11/15/32.....................       1,741
  1,020     Toledo Lucas County, Port
              Authority Development,
              Northwest Bond Fund, Woodsage
              Project Series B, Rev.,
              5.40%, 05/15/14..............       1,076
                                             ----------
                                                 29,517
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Oklahoma (0.5%):
  5,000     City of Tulsa, Metropolitan
              Utility Authority Rev., MBIA,
              5.75%, 09/01/19..............       5,124
    705     Oklahoma State Housing Finance
              Agency Series B-2, Rev., AMT,
              GNMA/FNMA, 6.80%, 09/01/26...         725
                                             ----------
                                                  5,849
                                             ----------
Oregon (1.0%):
  3,000     State of Oregon, Department of
              Administrative Services
              Series B, Lottery Rev., FSA,
              5.25%, 04/01/15..............       3,248
  1,900     Washington County, School
              District No. 48J Beaverton
              Series B, GO, FSA, 5.00%,
              06/01/08.....................       2,014
  5,000     Washington County, Unified
              Sewerage Agency Senior Lien,
              Series A, Rev., FGIC, 5.75%,
              10/01/10.....................       5,641
                                             ----------
                                                 10,903
                                             ----------
Pennsylvania (2.0%):
  1,425     Butler Area School District
              Series B, GO, FGIC, 5.25%,
              09/15/17.....................       1,647
  2,825     Delaware River Port Authority
              Rev., FSA, 5.63%, 01/01/16...       3,110
  6,500     Pennsylvania IDA, Economic
              Development Rev., AMBAC,
              5.50%, 07/01/18..............       7,326
  5,025     Tredyffrin-Easttown School
              District GO, ST AID WITHHLDG,
              4.50%, 02/15/19..............       5,236
  3,985     Warwick School District GO,
              FGIC, 4.00%, 02/15/19........       3,994
                                             ----------
                                                 21,313
                                             ----------
Puerto Rico (4.3%):
            Commonwealth of Puerto Rico
  5,655     GO, MBIA, 6.00%, 07/01/16......       6,879
  2,900     Series C, GO, Adj., MBIA,
              5.00%, 07/01/08..............       3,069
  6,900     Commonwealth of Puerto Rico,
              Public Improvement Series C,
              GO, Adj., 5.00%, 07/01/08....       7,225
            Puerto Rico Electric Power
              Authority
 10,000     Series KK, Rev., MBIA, 5.50%,
              07/01/15.....................      11,703
  3,880     Series Y, Rev., MBIA, 7.00%,
              07/01/07.....................       4,202

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 70

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Puerto Rico, continued:
  5,000     Puerto Rico Highway &
              Transportation Authority
              Series B, Rev., 6.00%,
              07/01/10 (p).................       5,700
  2,400     Puerto Rico Municipal Finance
              Agency Series A, GO, FSA,
              6.00%, 08/01/15..............       2,691
            Puerto Rico Public Buildings
              Authority, Government
              Facilities
  2,800     Series K, Rev., Adj., 4.50%,
              07/01/22.....................       2,868
  1,630     Series A, Rev., AMBAC, 6.25%,
              07/01/11.....................       1,906
                                             ----------
                                                 46,243
                                             ----------
South Carolina (1.2%):
  2,450     Charleston Educational
              Excellence Finance Corp.,
              Charleston County School
              District Project Rev., 5.00%,
              12/01/18.....................       2,647
  5,000     South Carolina State Education
              Assistance Authority,
              Educational Loan Series A-1,
              Rev., Adj., GTD STD LNS,
              3.10%, 03/01/22..............       5,000
  5,000     South Carolina State Public
              Service Authority Series A,
              Rev., AMBAC, 6.25%,
              01/01/22 (p).................       5,189
                                             ----------
                                                 12,836
                                             ----------
South Dakota (0.6%):
            Heartland Consumers Power
              District, Electric
  2,605     Rev., 7.00%, 01/01/16 (p)......       3,073
  2,500     Rev., FSA, 6.00%, 01/01/17.....       3,003
                                             ----------
                                                  6,076
                                             ----------
Tennessee (1.0%):
            City of Franklin
  2,280     GO, 5.00%, 04/01/22............       2,562
  1,555     GO, 5.00%, 04/01/23............       1,747
            Knox County, Health Educational
              & Housing Facilities Board,
              FT Sanders Alliance
  1,360     Rev., MBIA, 7.25%, 01/01/09....       1,544
  1,300     Rev., MBIA, 7.25%, 01/01/10....       1,515
  3,000     Metropolitan Government
              Nashville & Davidson County
              Rev., FGIC, 5.20%, 01/01/13..       3,359
                                             ----------
                                                 10,727
                                             ----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Tennessee, continued:
Texas (3.5%):
  3,000     Alliance, Airport Authority,
              Federal Express Corp. Project
              Rev., 6.38%, 04/01/21........       3,135
  1,080     City of Austin Series A, Rev.,
              AMBAC, 5.00%, 11/15/16.......       1,191
  1,295     City of Austin, Certificates of
              Obligation GO, MBIA, 5.00%,
              09/01/16.....................       1,421
            City of Austin, Town Lake Park
              Community Events
  1,360     Rev., FGIC, 5.00%, 11/15/14....       1,510
  1,590     Rev., FGIC, 5.00%, 11/15/16....       1,761
  6,000     City of Brownsville, Priority
              Refunding, Utilities Rev.,
              MBIA, 6.25%, 09/01/14........       7,029
  4,250     City of San Antonio Series
              2000, Rev., 5.00%,
              02/01/17 (p).................       4,670
  3,000     Dallas-Fort Worth,
              International Airport
              Facilities Improvement Corp.
              Series A, Rev., FGIC, 5.50%,
              11/01/20.....................       3,272
  3,085     Lewisville Combination
              Contract, Special Assessment
              Capital Improvement District
              2 GO, ACA, 5.88%, 09/01/22...       3,356
            Midtown Redevelopment Authority
  1,570     Tax Allocation, AMBAC, 5.00%,
              01/01/21.....................       1,686
  1,650     Tax Allocation, AMBAC, 5.00%,
              01/01/22.....................       1,767
  5,000     Texas A & M University, FING
              System Rev., 5.38%,
              05/15/09 (p).................       5,435
  1,085     Travis County GO, 5.25%,
              03/01/20.....................       1,222
                                             ----------
                                                 37,455
                                             ----------
Utah (0.3%):
  1,060     Utah Housing Finance Agency,
              Single Family Mortgage Series
              A-2, Rev., FHA, 6.25%,
              07/01/25.....................       1,102
  1,815     Utah State Board of Regents,
              Dixie College Series A, Rev.,
              AMBAC, 5.50%, 05/01/23.......       1,951
                                             ----------
                                                  3,053
                                             ----------

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN TAX FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Virginia (1.0%):
  4,140     City of Norfolk Rev., MBIA,
              5.88%, 11/01/14..............       4,267
  1,970     Loudoun County, Sanitation
              Authority Rev., 5.00%,
              01/01/12.....................       2,164
            Lynchburg Public Improvement
  1,105     GO, 5.00%, 06/01/16............       1,226
  1,085     GO, 5.00%, 06/01/17............       1,201
  1,205     GO, 5.00%, 06/01/18............       1,327
  1,000     Virginia Public School
              Authority, School
              Funding-1997 Series D, Rev.,
              ST AID WITHHLDG, 5.00%,
              02/01/09.....................       1,071
                                             ----------
                                                 11,256
                                             ----------
Washington (3.9%):
  5,000     City of Seattle, Municipal
              Light & Power Rev., MBIA-IBC,
              6.00%, 10/01/09 (p)..........       5,634
  5,000     Energy Northwest Electric,
              Project No. 1 Series A, Rev.,
              MBIA, 5.50%, 07/01/16........       5,567
  7,000     Energy Northwest, Washington
              Electric, Columbia Generating
              Station Series B, Rev., MBIA,
              5.50%, 07/01/18..............       7,583
            Goat Hill Properties,
              Government Office Building
              Project
  2,575     Rev., MBIA, 5.00%, 12/01/12....       2,832
  2,835     Rev., MBIA, 5.00%, 12/01/14....       3,141
            Skagit County Consolidated
              School District No. 320 Mount
              Vernon
  4,465     GO, FSA SCH BD GTY, 5.25%,
              12/01/16.....................       5,054
  2,415     GO, FSA SCH BD GTY, 5.25%,
              12/01/17.....................       2,724
  2,600     GO, FSA SCH BD GTY, 5.25%,
              12/01/18.....................       2,916

 SHARES
   OR
PRINCIPAL
AMOUNT($)        SECURITY DESCRIPTION         VALUE($)
---------   -------------------------------  ----------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
Washington, continued:
    195     Washington Public Power Supply
              System Series B, Rev., 7.25%,
              07/01/09 (p).................         214
     15     Washington Public Power Supply
              System, Unrefunded Series B,
              Rev., 7.25%, 07/01/09........          16
  5,430     Washington University, Housing
              & Dining, Junior Lien Series
              A, Rev, AMBAC, 5.50%,
              10/01/22.....................       6,386
                                             ----------
                                                 42,067
                                             ----------
West Virginia (0.5%):
  5,250     State of West Virginia, State
              Roads GO, 5.75%,
              06/01/09 (p).................       5,834
                                             ----------
  Total Long-Term Investments (Cost
     $985,469)                                1,062,228
                                             ----------
SHORT-TERM INVESTMENT (5.1%):
Investment Company (5.1%):
 55,300     JPMorgan Tax Free Money Market
              Fund (b) (Cost $55,300)......      55,300
                                             ----------
TOTAL INVESTMENTS (103.3%)
  (Cost $1,040,769)                           1,117,528
LIABILITIES IN EXCESS OF OTHER ASSETS
(3.3%)                                          (35,432)
                                             ----------
NET ASSETS (100.0%)                          $1,082,096
                                             ==========

------------
Percentages indicated are based on net assets.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                     NOTIONAL VALUE AT   UNREALIZED APPRECIATION
NUMBER OF CONTRACTS           DESCRIPTION          EXPIRATION DATE       06/30/05            (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
                      SHORT FUTURES OUTSTANDING
        313           U.S. Treasury Bond           September, 2005        $36,626                 $(543)
                                                                                                  =====

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 72

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS (98.5%):
MUNICIPAL BONDS (98.5%):
Kansas (2.2%):
  3,225     Labette County, Single Family
              Mortgage, Capital Accumulator
              Rev., Zero Coupon,
              12/01/14 (p)...................     2,259
                                               --------
Maryland (0.8%):
  1,985     Prince Georges County, Housing
              Authority Mortgage, Capital
              Appreciation, Foxglenn
              Apartments Series A, Rev., GNMA
              COLL, Zero Coupon, 05/20/22....       762
                                               --------
Puerto Rico (4.7%):
  2,400     Commonwealth of Puerto Rico GO,
              5.75%, 07/01/07................     2,576
  1,000     Puerto Rico Medical &
              Environmental Control
              Facilities Financing Authority,
              Auxilio Mutuo Hospital
              Obligation Group Series A,
              Rev., MBIA, 5.80%, 07/01/06....     1,022
  1,000     Puerto Rico Municipal Finance
              Agency Series A, Rev., FSA,
              5.00%, 08/01/13................     1,105
                                               --------
                                                  4,703
                                               --------
West Virginia (90.8%):
  1,525     Brooke, Pleasants, Tyler & Wetzel
              Counties, Single Family
              Mortgage Rev., 7.40%,
              08/15/10 (p)...................     1,830
  1,500     Cabell County, Board of Education
              GO, MBIA, 6.00%, 05/01/06 (m)
              (p)............................     1,542
    635     City of Charleston, Building
              Commission, Center for Arts &
              Science Project Rev., 5.30%,
              06/01/12 (i)...................       675
  1,120     City of Charleston, Urban Renewal
              Authority, Diamond Project
              Series A, Rev., FSA, 5.75%,
              12/15/18.......................     1,257
            City of Clarksburg, Capital
              Appreciation, Water Improvement
  1,020     Rev., FSA-CR RADIAN-IBCC, Zero
              Coupon, 09/01/08...............       925
  1,000     Rev., FSA-CR RADIAN-IBCC, Zero
              Coupon, 09/01/11...............       802
            City of Fairmont, Waterworks
    790     Rev., MBIA, 5.30%, 07/01/09......       842
    925     Rev., MBIA, 5.50%, 07/01/12......       989
            City of Parkersburg, Water Works
              & Sewer System
  1,295     Rev., FSA, 5.50%, 03/01/10.......     1,360

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
West Virginia, continued:
  1,335     Rev., FSA, 5.50%, 09/01/10.......     1,402
  1,000     City of Wheeling, Waterworks &
              Sewer System Rev., FGIC, 5.40%,
              06/01/11.......................     1,046
  2,000     Harrison County Commission Series
              A, SO, 6.25%, 05/15/10 (m)
              (p)............................     2,219
  2,500     Harrison County, Board of
              Education GO, FGIC, 6.40%,
              05/01/07 (m) (p)...............     2,664
    735     Jackson County, Residential
              Mortgage Rev., FGIC, 7.38%,
              06/01/10 (p)...................       874
  1,000     Jefferson County, Board of
              Education, Public School GO,
              5.25%, 07/01/09................     1,085
  3,260     Kanawha, Mercer and Nicholas
              Counties, Single Family
              Mortgage Rev., Zero Coupon,
              02/01/14 (p)...................     2,096
  5,550     Kanawha-Putnam County, Single
              Family Mortgage Series A, Rev.,
              Zero Coupon, 12/01/16 (p)......     3,515
  1,407     Keyser Housing Corp., Section 8
              Institute-Potomac Project Rev.,
              FHA, 7.25%, 04/01/21 (i).......     1,410
  1,065     Marion County, Single Family
              Mortgage Rev., FGIC PRIV MTGS,
              7.38%, 08/01/11 (p)............     1,298
    500     Marshall County SO, 6.50%,
              05/15/10 (p)...................       553
  1,000     Monongalia County, Building
              Commission Series A, Rev.,
              5.75%, 11/15/14 (i)............     1,001
  1,000     Pleasants County Industrial
              Development, Potomac Power
              Series C, Rev., MBIA-IBC,
              6.15%, 05/01/15................     1,020
  1,750     Pleasants County Industrial
              Development, West Penn Power
              Series C, Rev., AMBAC MBIA,
              6.15%, 05/01/15................     1,785
  2,000     Raleigh, Fayette & Nicholas
              Counties SO, 6.25%,
              08/01/11 (p)...................     2,304
            State of West Virginia
  1,000     GO, FGIC, 5.25%, 06/01/08........     1,067

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
West Virginia, continued:
  1,000     Series B, AMT, GO, FGIC, 5.80%,
              11/01/11.......................     1,055
  1,000     Series B, AMT, GO, FGIC, 5.85%,
              11/01/12.......................     1,054
            State of West Virginia, Capital
              Appreciation, Infrastructure
  1,000     Series A, GO, FGIC, Zero Coupon,
              11/01/13.......................       725
  1,000     Series A, GO, FGIC, Zero Coupon,
              11/01/14.......................       691
            State of West Virginia, State
              Roads
  1,500     GO, 5.20%, 06/01/09 (p)..........     1,637
  1,000     GO, 5.75%, 06/01/09 (p)..........     1,111
  1,000     GO, 5.75%, 06/01/09 (p)..........     1,111
  1,000     GO, FGIC, 5.00%, 06/01/21........     1,089
    970     GO, FGIC, 5.50%, 06/01/10 (p)....     1,086
  1,075     GO, FSA, 5.25%, 06/01/09 (p).....     1,175
  1,000     West Virginia Economic
              Development Authority, Capitol
              Parking Garage Project Rev.,
              AMBAC, 5.63%, 06/01/16.........     1,106
  1,000     West Virginia Economic
              Development Authority,
              Correctional Juvenile Series A,
              Rev., MBIA, 5.50%, 06/01/14....     1,135
            West Virginia Economic
              Development Authority,
              Department of Environmental
              Protection
    500     Rev., 4.00%, 11/01/08............       517
    500     Rev., 4.00%, 11/01/09............       520
            West Virginia Higher Education
              Policy Commission, University
              Facilities
  1,000     Series A, Rev., MBIA, 5.00%,
              04/01/11.......................     1,095
  1,500     Series A, Rev., MBIA, 5.00%,
              04/01/12.......................     1,653
            West Virginia School Building
              Authority, Capital Improvement
  1,000     Rev., AMBAC, 4.00%, 07/01/10.....     1,042
  2,825     Rev., AMBAC, 5.50%, 07/01/11.....     3,020
  3,500     Series B, Rev., FSA, 5.40%,
              07/01/17.......................     3,727
    200     Series B, Rev., MBIA, 6.75%,
              07/01/06.......................       208
            West Virginia State Building
              Commission
  1,000     Series A, Rev., MBIA, 5.25%,
              07/01/08.......................     1,063
  2,465     Series A, Rev., MBIA, 5.25%,
              07/01/09.......................     2,624

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
West Virginia, continued:
  2,990     West Virginia State Building
              Commission, Regional Jail
              Series A, Rev., AMBAC, 5.25%,
              07/01/12.......................     3,334
            West Virginia State Higher
              Education, Interim Governing
              Board University, Marshall
              University
  1,440     Series A, Rev., FGIC, 5.25%,
              05/01/16.......................     1,577
  1,600     Series A, Rev., FGIC, 5.25%,
              05/01/18.......................     1,750
  1,000     West Virginia State Hospital
              Finance Authority, Camden Clark
              Memorial Hospital Series A,
              Rev., FSA, 5.25%, 02/15/19.....     1,099
            West Virginia State Hospital
              Finance Authority, Charleston
              Area Medical Center
    895     Series A, Rev., 6.50%,
              09/01/16 (p)...................     1,103
  1,000     Series A, Rev., MBIA, 5.13%,
              09/01/06.......................     1,024
  1,655     West Virginia State Hospital
              Finance Authority, West
              Virginia University State
              Hospital Series A, Rev., FSA,
              5.00%, 06/01/09................     1,772
  1,075     West Virginia State
              Infrastructure Series B, AMT,
              GO, FGIC, 5.75%, 11/01/12......     1,210
            West Virginia State Parkway
              Economic Development & Tourism
              Authority
  1,000     Rev., FGIC, 5.25%, 05/15/16......     1,143
  2,000     Rev., FGIC, 5.25%, 05/15/19......     2,301
    750     West Virginia University, State
              University System, Marshall
              University Library Rev., AMBAC,
              5.60%, 04/01/06 (p)............       774
            West Virginia University,
              University Projects
  1,000     Series A, Rev., AMBAC, Zero
              Coupon, 04/01/16...............       643
  1,000     Series A, Rev., AMBAC, Zero
              Coupon, 04/01/17...............       611
  1,000     Series A, Rev., AMBAC, Zero
              Coupon, 04/01/18...............       581
  1,000     Series B, Rev., FGIC, 5.00%,
              10/01/20.......................     1,087
            West Virginia Water Development
              Authority
  1,200     Series A, Rev., AMBAC, 5.50%,
              10/01/18.......................     1,370
    620     Series A, Rev., FSA, 5.35%,
              10/01/13.......................       682

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 74

JPMORGAN WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

 SHARES
   OR
PRINCIPAL
AMOUNT($)         SECURITY DESCRIPTION         VALUE($)
---------   ---------------------------------  --------
LONG-TERM INVESTMENTS, CONTINUED:
Municipal Bonds, continued:
West Virginia, continued:
    770     Series A, Rev., FSA, 5.40%,
              10/01/14.......................       849
            West Virginia Water Development
              Authority, Loan Program II
  2,275     Series B, Rev., AMBAC, 5.00%,
              11/01/12.......................     2,515
  1,000     Series B, Rev., AMBAC, 5.00%,
              11/01/13.......................     1,111
  1,420     West Virginia Water Development
              Authority, Loan Program IV
              Series A, Rev., FSA, 5.00%,
              11/01/19.......................     1,557
                                               --------
                                                 92,098
                                               --------
  Total Long-Term Investments (Cost $92,864)     99,822
                                               --------
SHORT-TERM INVESTMENT (0.8%)
Investment Company (0.8%)
    846     JPMorgan Tax Free Money Market
              Fund (b) (Cost $846)...........       846
                                               --------
TOTAL INVESTMENTS (99.3%)
  (Cost $93,710)                                100,668
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)        730
                                               --------
NET ASSETS (100.0%)                            $101,398
                                               ========

------------
Percentages indicated are based on net assets.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS

ABBREVIATIONS

ACA              Insured by American Capital Access
ACA-CBI          ACA Certificate of Bond Insurance
Adj              Adjustable. The interest rate shown is the rate in effect at
                 June 30, 2005.
AMBAC            American Municipal Bond Assurance Corp.
AMT              Alternative Minimum Tax Paper
BIG              Bond Investment Guarantee
CA MTG INS       California Mortgage Insurance
COLL             Collateral
CONS             Consolidated Bonds
COP              Certificates of Participation
FGIC             Financial Guaranty Insurance Co.
FGIC-TCRS        FGIC Transferrable Custodial Receipts
FHA              Federal Housing Authority
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
FSA-CR           FSA Custodial Receipts
GNMA             Government National Mortgage Association
GO               General Obligation Bond
GO OF AGY        General Obligation of Agency
GO OF HOSP       General Obligation of Hospital
GO OF INSTN      General Obligation of Institution
GO OF UNIV       General Obligation of University
GTD              Guaranteed
GTY              Guaranty
GTD STD LNS      Guaranteed Student Loans
IBC              Insured Bond Certificates
IDA              Industrial Development Authority
IDR              Industrial Development Revenue
IMI              Investors Mortgage Insurance Company
LIQ              Liquidity Agreement
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MGIC             Mortgage Guaranty Insurance Corporation
PCR              Pollution Control Revenue
POOL INS         Pool Insurance
PRIV MTGS        Private Mortgages
PSF-GTD          Permanent School Fund Guaranteed
Q-SBLF           Qualified School Board Loan Fund
RADIAN           Radian Asset Assurance
RADIAN-IBCC      Radian Insured Bond Custodial Certificate
Rev              Revenue Bond
SCH BD GTY       School Bond Guarantee
SCSDE            South Carolina School District Enhancement
SD CRED PROG     School District Credit Program

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 76

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

SO               Special Obligation
ST AID WITHHLDG  State Aid Withholding
TCR              Transferable Custodial Receipts
TDHCA            Texas Department of Housing and Community Affairs
UGRIC            United Guaranty Residential Insurance Company
VA               Veterans Administration
VEREX            Verex Assurance Inc.
XLCA             XL Capital Assurance
XLCA-ICR         XL Capital Assurance Insured Custodial Receipts

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(d)  Defaulted Security.

(g)  Amount rounds to less than 0.1%.

(i) Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m) All or a portion of this security is segregated for current or potential holdings of futures, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p) Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                           ARIZONA     KENTUCKY     LOUISIANA    MICHIGAN
                                          MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL
                                            BOND         BOND         BOND         BOND
                                            FUND         FUND         FUND         FUND
                                          ---------    ---------    ---------    ---------
ASSETS:
Investments in non-affiliates, at
 value..................................  $135,816     $111,864     $102,730     $280,554
Investments in affiliates, at value.....        --          972        3,479          493
                                          --------     --------     --------     --------
Total investment securities, at value...   135,816      112,836      106,209      281,047
Cash....................................        --           --           --           --
Receivables:
 Investment securities sold.............        --           --           --           --
 Fund shares sold.......................     1,145           27           60          548
 Interest and dividends.................     2,389        1,491        1,333        2,717
Prepaid expenses and other assets.......         2            1            1            3
                                          --------     --------     --------     --------
Total assets............................   139,352      114,355      107,603      284,315
                                          --------     --------     --------     --------
LIABILITIES:
Payables:
 Due to custodian.......................        66           --           --           --
 Dividends..............................       405          314          213          701
 Investment securities purchased........        --        1,066           --           --
 Fund shares redeemed...................        15           16           58        2,324
Accrued liabilities:
 Investment advisory fees...............        31           28           26           50
 Administration fees....................        12           10            9           25
 Shareholder servicing fees.............        15           16           12           37
 Distribution fees......................         7            9           18           36
 Custodian and accounting fees..........         3            4            4            5
 Trustees' fees- deferred compensation
 plan...................................        --(b)        --(b)        --(b)        --(b)
 Other..................................        13           15           19           44
                                          --------     --------     --------     --------
Total liabilities.......................       567        1,478          359        3,222
                                          --------     --------     --------     --------
NET ASSETS:.............................  $138,785     $112,877     $107,244     $281,093
                                          ========     ========     ========     ========
Paid in capital.........................  $130,115     $105,862     $100,369     $272,065
Accumulated undistributed (distributions
 in excess of) net investment income....        (7)          (4)          (7)          13
Accumulated net realized gains (losses)
 from investments and futures...........       382      (1,222)       (1,342)      (9,983)
Net unrealized appreciation
 (depreciation) from investments and
 futures................................     8,295        8,241        8,224       18,998
                                          --------     --------     --------     --------
Net assets..............................  $138,785     $112,877     $107,244     $281,093
                                          ========     ========     ========     ========
NET ASSETS:
 Class A................................  $ 26,429     $ 17,032     $ 53,725     $ 78,000
 Class B................................     2,158        9,413       11,643       30,233
 Class C................................       422           --           --        1,133
 Select Class...........................   109,776       86,432       41,876      171,727
                                          --------     --------     --------     --------
Total...................................  $138,785     $112,877     $107,244     $281,093
                                          ========     ========     ========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
 (SHARES)
 (unlimited amount authorized, $0.0001
 par value):
 Class A................................     2,686        1,642        5,232        7,153
 Class B................................       217          914        1,133        2,894
 Class C................................        43           --           --          108
 Select Class...........................    11,061        8,347        4,080       15,765
                                          --------     --------     --------     --------
Total...................................    14,007       10,903       10,445       25,920
                                          ========     ========     ========     ========
Class A -- Redemption price per share...  $   9.84     $  10.37     $  10.27     $  10.90
Class B -- Offering price per share
 (a)....................................      9.92        10.30        10.27        10.45
Class C -- Offering price per share
 (a)....................................      9.92           --           --        10.44
Select Class -- Offering and redemption
 price per share........................      9.93        10.36        10.26        10.89
Maximum sales charge....................      4.50%        4.50%       4.50%        4.50%
Class A Maximum Public Offering Price
 Per Share (net asset value per
 share/100% -- maximum sales charge)....  $  10.30     $  10.86     $  10.75     $  11.41
                                          --------     --------     --------     --------
Cost of Investments.....................  $127,521     $104,595     $ 97,985     $262,049

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

(b) Amount rounds to less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 78

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                          SHORT
                                                                             OHIO          TERM                         WEST
                                                             MUNICIPAL     MUNICIPAL    MUNICIPAL      TAX FREE       VIRGINIA
                                                              INCOME         BOND          BOND          BOND         MUNICIPAL
                                                               FUND          FUND          FUND          FUND         BOND FUND
                                                            -----------    ---------    ----------    ----------    -------------
ASSETS:
Investments in non-affiliates, at value...................   $895,058      $222,755      $434,339     $1,062,228      $ 99,822
Investments in affiliates, at value.......................     14,501         1,870        12,515         55,300           846
                                                             --------      --------      --------     ----------      --------
Total investment securities, at value.....................    909,559       224,625       446,854      1,117,528       100,668
Cash......................................................        376            --         7,000             --            --
Receivables:
 Investment securities sold...............................         --            --         3,133         31,444            --
 Fund shares sold.........................................      2,372           255           569          1,055            21
 Interest and dividends...................................     11,341         2,072         4,969         14,461         1,172
Prepaid expenses and other assets.........................         15             3             7              7             3
                                                             --------      --------      --------     ----------      --------
Total assets..............................................    923,663       226,955       462,532      1,164,495       101,864
                                                             --------      --------      --------     ----------      --------
LIABILITIES:
Payables:
 Dividends................................................      2,453           423           712          3,340           315
 Investment securities purchased..........................      7,785            --            --         77,397            --
 Fund shares redeemed.....................................      1,362           471           883            824            83
 Variation margin on futures contracts....................         --            --            --            186            --
Accrued liabilities:
 Investment advisory fees.................................        118            50            95            268            25
 Administration fees......................................         80            20            34             94             9
 Shareholder servicing fees...............................        149            33            58            123            10
 Distribution fees........................................         91            46            60             31             7
 Custodian and accounting fees............................         13             4             8             36             4
 Trustees' fees- deferred compensation plan...............          1            --(b)          1             30            --(b)
 Other....................................................        165            30            37             70            13
                                                             --------      --------      --------     ----------      --------
Total liabilities.........................................     12,217         1,077         1,888         82,399           466
                                                             --------      --------      --------     ----------      --------
NET ASSETS:...............................................   $911,446      $225,878      $460,644     $1,082,096      $101,398
                                                             ========      ========      ========     ==========      ========
Paid in capital...........................................   $916,094      $216,661      $462,648     $1,001,379      $ 96,192
Accumulated undistributed (distributions in excess of) net
 investment income........................................       (368)          (16)           (1)           461           (10)
Accumulated net realized gains (losses) from investments
 and futures..............................................    (26,897)       (4,518)       (1,410)         4,040        (1,742)
Net unrealized appreciation (depreciation) from
 investments and futures..................................     22,617        13,751         (593)         76,216         6,958
                                                             --------      --------      --------     ----------      --------
Net assets................................................   $911,446      $225,878      $460,644     $1,082,096      $101,398
                                                             ========      ========      ========     ==========      ========
NET ASSETS:
 Class A..................................................   $126,834      $ 78,525      $ 85,690     $  102,064      $  7,677
 Class B..................................................     69,964        48,375        16,334         16,129         9,177
 Class C..................................................     33,941           585        52,332             --            --
 Select Class.............................................    680,707        98,393       306,288        963,903        84,544
                                                             --------      --------      --------     ----------      --------
Total.....................................................   $911,446      $225,878      $460,644     $1,082,096      $101,398
                                                             ========      ========      ========     ==========      ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)
 (unlimited amount authorized, $0.0001 par value):
 Class A..................................................     12,790         7,083         8,423          7,827           744
 Class B..................................................      7,095         4,335         1,593          1,240           891
 Class C..................................................      3,445            53         5,105             --            --
 Select Class.............................................     68,983         8,915        30,012         74,062         8,276
                                                             --------      --------      --------     ----------      --------
Total.....................................................     92,313        20,386        45,133         83,129         9,911
                                                             ========      ========      ========     ==========      ========
Class A -- Redemption price per share.....................   $   9.92      $  11.09      $  10.17     $    13.04      $  10.32
Class B -- Offering price per share (a)...................       9.86         11.16         10.25          13.01         10.30
Class C -- Offering price per share (a)...................       9.85         11.15         10.25             --            --
Select Class -- Offering and redemption price per share...       9.87         11.04         10.21          13.01         10.22
Maximum sales charge......................................       4.50%         4.50%         3.00%          4.50%         4.50%
Class A Maximum Public Offering Price Per Share (net asset
 value per share/100% -- maximum sales charge)............   $  10.39      $  11.61      $  10.48     $    13.65      $  10.81
                                                             --------      --------      --------     ----------      --------
Cost of Investments.......................................   $886,942      $210,874      $447,447     $1,040,769      $ 93,710

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

(b) Amount rounds to less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005
(AMOUNTS IN THOUSANDS)

                                           ARIZONA     KENTUCKY     LOUISIANA    MICHIGAN
                                          MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL
                                            BOND         BOND         BOND         BOND
                                            FUND         FUND         FUND         FUND
                                          ---------    ---------    ---------    ---------
INVESTMENT INCOME:
Interest income.........................   $6,715       $5,398       $5,220       $13,651
Dividends...............................       --           --           --            --
Dividend income from affiliates*........       --            4           23            18
                                           ------       ------       ------       -------
Total income............................    6,715        5,402        5,243        13,669
                                           ------       ------       ------       -------
EXPENSES:
Investment advisory fees................      567          467          555         1,134
Administration fees.....................      203          167          159           405
Distribution fees (Class A).............       65           48          175           257
Distribution fees (Class B).............       19           91          115           290
Distribution fees (Class C).............       --(b)        --           --             1
Shareholder servicing fees (Class A)....       20           14           48            71
Shareholder servicing fees (Class B)....        2            8           11            27
Shareholder servicing fees (Class C)....       --(b)        --           --            --(b)
Shareholder servicing fees (Select
 Class).................................      100           78           37           152
Custodian and accounting fees...........       17           16           20            28
Interest expense........................       --(b)        --(b)        --(b)         --(b)
Professional fees.......................       10            9           15            18
Trustees' fees..........................        2            2            2             5
Printing and mailing costs..............        8            1           10            30
Registration and filing fees............       18           13           13            50
Transfer agent fees.....................        7           13           32            32
Miscellaneous...........................        8            8           10            18
                                           ------       ------       ------       -------
Total expenses before waivers...........    1,046          935        1,202         2,518
                                           ------       ------       ------       -------
Less amounts waived.....................     (113)         (90)        (260)         (289)
Less earnings credits...................       (1)          --(b)        --(b)         (1)
Less reimbursement for legal matters....       (1)          (1)          (1)           (1)
                                           ------       ------       ------       -------
Net expenses............................      931          844          941         2,227
                                           ------       ------       ------       -------
NET INVESTMENT INCOME...................    5,784        4,558        4,302        11,442
                                           ------       ------       ------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments.............................      418          108          249           437
Futures.................................       --           --           --            --
                                           ------       ------       ------       -------
Net realized gain (loss)................      418          108          249           437
                                           ------       ------       ------       -------
Change in net unrealized
 appreciation/depreciation on:
Investments.............................      880        1,278        1,248         1,541
Futures.................................       --           --           --            --
                                           ------       ------       ------       -------
Net change in unrealized
 appreciation/depreciation..............      880        1,278        1,248         1,541
                                           ------       ------       ------       -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS).................................    1,298        1,386        1,497         1,978
                                           ------       ------       ------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..............   $7,082       $5,944       $5,799       $13,420
                                           ======       ======       ======       =======
* Includes reimbursement of investment
  advisory, administration and
  shareholder servicing fees............   $   --       $   --(b)    $    2       $     1

------------

(b) Amount rounds to less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 80

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
FOR THE YEAR ENDED JUNE 30, 2005

                                                                                            SHORT
                                                                               OHIO         TERM                        WEST
                                                               MUNICIPAL     MUNICIPAL    MUNICIPAL    TAX FREE       VIRGINIA
                                                                INCOME         BOND         BOND         BOND         MUNICIPAL
                                                                 FUND          FUND         FUND         FUND         BOND FUND
                                                              -----------    ---------    ---------    ---------    -------------
INVESTMENT INCOME:
Interest income.............................................    $43,068       $10,831      $15,716      $33,532        $4,725
Dividends...................................................        655            --           --           --            --
Dividend income from affiliates*............................        127             6           97          526             7
                                                                -------       -------      -------      -------        ------
Total income................................................     43,850        10,837       15,813       34,058         4,732
                                                                -------       -------      -------      -------        ------
EXPENSES:
Investment advisory fees....................................      3,882         1,178        2,481        2,635           409
Administration fees.........................................      1,388           338          734          940           146
Distribution fees (Class A).................................        392           244          317          217            25
Distribution fees (Class B).................................        740           485          173          130            93
Distribution fees (Class C).................................        351            --(b)       607           --            --
Shareholder servicing fees (Class A)........................        109            69           82           89             7
Shareholder servicing fees (Class B)........................         65            44           15           15             8
Shareholder servicing fees (Class C)........................         31            --(b)        49           --            --
Shareholder servicing fees (Select Class)...................        615            90          284          859            75
Custodian and accounting fees...............................         40            27           52           35            18
Interest expense............................................         --(b)          1            2           --            --(b)
Professional fees...........................................         25            13           21           21            14
Trustees' fees..............................................         14             4            8           11             1
Printing and mailing costs..................................         28            16           32           21             6
Registration and filing fees................................         45            26           56           38            17
Transfer agent fees.........................................        181            44           57           34            10
Miscellaneous...............................................         38            16           27           28             8
                                                                -------       -------      -------      -------        ------
Total expenses before waivers...............................      7,944         2,595        4,997        5,073           837
                                                                -------       -------      -------      -------        ------
Less amounts waived.........................................       (758)         (481)      (1,261)        (616)          (97)
Less earnings credits.......................................        (10)           (1)         (20)          (1)           (1)
Less reimbursement for legal matters........................         (5)           (1)          (3)          (3)           (1)
                                                                -------       -------      -------      -------        ------
Net expenses................................................      7,171         2,112        3,713        4,453           738
                                                                -------       -------      -------      -------        ------
NET INVESTMENT INCOME.......................................     36,679         8,725       12,100       29,605         3,994
                                                                -------       -------      -------      -------        ------
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments.................................................       (695)          239         (193)       5,632            48
Futures.....................................................         --            --           --         (880)           --
                                                                -------       -------      -------      -------        ------
Net realized gain (loss)....................................       (695)          239         (193)       4,752            48
                                                                -------       -------      -------      -------        ------
Change in net unrealized appreciation/depreciation on:
Investments.................................................     15,419         2,098        1,146        9,371         1,021
Futures.....................................................         --            --           --         (543)           --
                                                                -------       -------      -------      -------        ------
Net change in unrealized appreciation/depreciation..........     15,419         2,098        1,146        8,828         1,021
                                                                -------       -------      -------      -------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................     14,724         2,337          953       13,580         1,069
                                                                -------       -------      -------      -------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $51,403       $11,062      $13,053      $43,185        $5,063
                                                                =======       =======      =======      =======        ======
* Includes reimbursement of investment advisory,
  administration and shareholder servicing fees.............    $     9       $    --(b)   $     7      $    45        $    1

------------

(b) Amount rounds to less than $1,000.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                          ARIZONA MUNICIPAL              KENTUCKY MUNICIPAL              LOUISIANA MUNICIPAL
                                              BOND FUND                       BOND FUND                       BOND FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                        2005            2004            2005            2004            2005            2004
                                    -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income............    $  5,784        $  6,056        $  4,558        $  5,225        $  4,302        $  5,031
 Net realized gain (loss) on
  investments and futures.........         418             216             108             299             249            (157)
 Change in net unrealized
  appreciation/depreciation of
  investments and futures.........         880          (6,563)          1,278          (5,604)          1,248          (5,788)
                                      --------        --------        --------        --------        --------        --------
 Increase (decrease) in net assets
  from operations.................       7,082            (291)          5,944             (80)          5,799            (914)
                                      --------        --------        --------        --------        --------        --------
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income.......        (844)           (441)           (584)           (548)         (2,151)         (2,522)
 From net realized gains on
  investment transactions.........          --             (21)             --              --              --              --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income.......         (69)            (54)           (313)           (411)           (400)           (448)
 From net realized gains on
  investment transactions.........          --              (3)             --              --              --              --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income.......          (3)             --              --              --              --              --
 From net realized gains on
  investment transactions.........          --              --              --              --              --              --
DISTRIBUTIONS TO SELECT CLASS
 SHAREHOLDERS:
 From net investment income.......      (4,902)         (5,553)         (3,702)         (4,245)         (1,795)         (2,047)
 From net realized gains on
  investment transactions.........          --            (289)             --              --              --              --
                                      --------        --------        --------        --------        --------        --------
 Total distributions to
  shareholders....................      (5,818)         (6,361)         (4,599)         (5,204)         (4,346)         (5,017)
                                      --------        --------        --------        --------        --------        --------
CAPITAL SHARE TRANSACTIONS:
 Increase (decrease)..............      (8,710)         (1,995)         (8,213)        (21,934)        (12,457)        (24,669)
                                      --------        --------        --------        --------        --------        --------
NET ASSETS:
 Total increase (decrease) in net
  assets..........................      (7,446)         (8,647)         (6,868)        (27,218)        (11,004)        (30,600)
Beginning of period...............     146,231         154,878         119,745         146,963         118,248         148,848
                                      --------        --------        --------        --------        --------        --------
End of period.....................    $138,785        $146,231        $112,877        $119,745        $107,244        $118,248
                                      ========        ========        ========        ========        ========        ========
Accumulated undistributed
 (distributions in excess of) net
 investment income................    $     (7)       $     25        $     (4)       $     37        $     (7)       $     35

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 82

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                         MICHIGAN MUNICIPAL                   MUNICIPAL                    OHIO MUNICIPAL
                                              BOND FUND                      INCOME FUND                      BOND FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                        2005            2004            2005            2004            2005            2004
                                    -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income............    $ 11,442        $ 12,631       $   36,679      $   46,152       $  8,725        $  9,503
 Net realized gain (loss) on
  investments and futures.........         437             175             (695)         (5,336)           239             (15)
 Change in net unrealized
  appreciation/depreciation of
  investments and futures.........       1,541         (13,678)          15,419         (35,939)         2,098         (10,448)
                                      --------        --------       ----------      ----------       --------        --------
  Increase (decrease) in net assets
   from operations................      13,420            (872)          51,403           4,877         11,062            (960)
                                      --------        --------       ----------      ----------       --------        --------
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income.......      (3,201)         (3,383)          (4,711)         (5,827)        (2,900)         (2,937)
 From net realized gains on
  investment transactions.........          --              --               --              --             --              --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income.......      (1,125)         (1,275)          (2,575)         (3,353)        (1,644)         (1,943)
 From net realized gains on
  investment transactions.........          --              --               --              --             --              --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income.......          (6)             --           (1,223)         (1,607)            (3)             --
 From net realized gains on
  investment transactions.........          --              --               --              --             --              --
DISTRIBUTIONS TO SELECT CLASS
 SHAREHOLDERS:
 From net investment income.......      (7,217)         (7,894)         (29,638)        (34,309)        (4,240)         (4,611)
 From net realized gains on
  investment transactions.........          --              --               --              --             --              --
                                      --------        --------       ----------      ----------       --------        --------
  Total distributions to
   shareholders...................     (11,549)        (12,552)         (38,147)        (45,096)        (8,787)         (9,491)
                                      --------        --------       ----------      ----------       --------        --------
CAPITAL SHARE TRANSACTIONS:
 Increase (decrease)..............      (4,521)        (42,204)        (128,374)       (194,596)       (17,344)        (42,552)
                                      --------        --------       ----------      ----------       --------        --------
NET ASSETS:
 Total increase (decrease) in net
  assets..........................      (2,650)        (55,628)        (115,118)       (234,815)       (15,069)        (53,003)
Beginning of period...............     283,743         339,371        1,026,564       1,261,379        240,947         293,950
                                      --------        --------       ----------      ----------       --------        --------
End of period.....................    $281,093        $283,743       $  911,446      $1,026,564       $225,878        $240,947
                                      ========        ========       ==========      ==========       ========        ========
Accumulated undistributed
 (distributions in excess of) net
 investment income................    $     13        $    121       $     (368)     $    1,103       $    (16)       $     46

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                        SHORT TERM MUNICIPAL                  TAX FREE                 WEST VIRGINIA MUNICIPAL
                                              BOND FUND                       BOND FUND                       BOND FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                        2005            2004            2005            2004            2005            2004
                                    -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income............    $ 12,100        $ 12,272       $   29,605       $ 24,259        $  3,994        $  4,191
 Net realized gain (loss) on
  investments and futures.........        (193)         (1,216)           4,752          8,064              48            (285)
 Change in net unrealized
  appreciation/depreciation of
  investments and futures.........       1,146         (10,540)           8,828        (30,117)          1,021          (4,289)
                                      --------        --------       ----------       --------        --------        --------
  Increase (decrease) in net assets
   from operations................      13,053             516           43,185          2,206           5,063            (383)
                                      --------        --------       ----------       --------        --------        --------
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income.......      (2,301)         (2,502)          (2,890)        (2,611)           (289)           (335)
 From net realized gains on
  investment transactions.........          --            (374)            (838)          (108)             --              --
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income.......        (333)           (359)            (488)          (540)           (314)           (352)
 From net realized gains on
  investment transactions.........          --             (71)            (194)           (27)             --              --
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income.......      (1,146)         (1,475)              --             --              --              --
 From net realized gains on
  investment transactions.........          --            (289)              --             --              --              --
DISTRIBUTIONS TO SELECT CLASS
 SHAREHOLDERS:
 From net investment income.......      (8,402)         (7,900)         (26,396)       (21,170)         (3,435)         (3,486)
 From net realized gains on
  investment transactions.........          --            (985)          (6,548)          (858)             --              --
                                      --------        --------       ----------       --------        --------        --------
  Total distributions to
   shareholders...................     (12,182)        (13,955)         (37,354)       (25,314)         (4,038)         (4,173)
                                      --------        --------       ----------       --------        --------        --------
CAPITAL SHARE TRANSACTIONS:
 Increase (decrease)..............     (77,787)        (10,760)         567,589        (68,326)         (1,310)         (4,995)
                                      --------        --------       ----------       --------        --------        --------
NET ASSETS:
 Total increase (decrease) in net
  assets..........................     (76,916)        (24,199)         573,420        (91,434)           (285)         (9,551)
Beginning of period...............     537,560         561,759          508,676        600,110         101,683         111,234
                                      --------        --------       ----------       --------        --------        --------
End of period.....................    $460,644        $537,560       $1,082,096       $508,676        $101,398        $101,683
                                      ========        ========       ==========       ========        ========        ========
Accumulated undistributed
 (distributions in excess of) net
 investment income................    $     (1)       $     79       $      461       $    102        $    (10)       $     34

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 84

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                                              ARIZONA                  KENTUCKY                  LOUISIANA
                                                        MUNICIPAL BOND FUND       MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
                                                      -----------------------   -----------------------   -----------------------
                                                         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                       JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                                         2005         2004         2005         2004         2005         2004
                                                      ----------   ----------   ----------   ----------   ----------   ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued........................   $ 15,852     $10,882      $ 5,043      $  3,296     $  3,847     $  8,749
 Dividends reinvested...............................        538         251          417           305        1,464        1,576
 Cost of shares redeemed............................     (6,379)     (5,712)      (2,536)       (4,686)     (11,816)     (23,917)
                                                       --------     -------      -------      --------     --------     --------
Change in net assets from Class A capital
 transactions.......................................   $ 10,011     $ 5,421      $ 2,924      $ (1,085)    $ (6,505)    $(13,592)
                                                       ========     =======      =======      ========     ========     ========
CLASS B SHARES:
 Proceeds from shares issued........................   $    990     $   537      $   306      $    467     $    541     $  1,570
 Dividends reinvested...............................         55          39          258           304          310          328
 Cost of shares redeemed............................       (730)       (429)      (1,801)       (4,699)      (2,670)      (4,285)
                                                       --------     -------      -------      --------     --------     --------
Change in net assets from Class B capital
 transactions.......................................   $    315     $   147      $(1,237)     $ (3,928)    $ (1,819)    $ (2,387)
                                                       ========     =======      =======      ========     ========     ========
CLASS C SHARES:
 Proceeds from shares issued........................   $    434     $    --      $    --      $     --     $     --     $     --
 Dividends reinvested...............................          3          --           --            --           --           --
 Cost of shares redeemed............................        (15)         --           --            --           --           --
                                                       --------     -------      -------      --------     --------     --------
Change in net assets from Class C capital
 transactions.......................................   $    422     $    --      $    --      $     --     $     --     $     --
                                                       ========     =======      =======      ========     ========     ========
SELECT CLASS SHARES:
 Proceeds from shares issued........................   $  7,504     $14,836      $ 5,949      $  7,072     $  3,596     $  4,772
 Dividends reinvested...............................         68         143           54            49           51           23
 Cost of shares redeemed............................    (27,030)    (22,542)     (15,903)      (24,042)      (7,780)     (13,485)
                                                       --------     -------      -------      --------     --------     --------
Change in net assets from Select Class capital
 transactions.......................................   $(19,458)    $(7,563)     $(9,900)     $(16,921)    $ (4,133)    $ (8,690)
                                                       ========     =======      =======      ========     ========     ========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued.............................................      1,606       1,093          487           316          373          840
 Reinvested.........................................         55          25           40            29          142          152
 Redeemed...........................................       (650)       (579)        (244)         (448)      (1,147)      (2,315)
                                                       --------     -------      -------      --------     --------     --------
Change in Class A Shares............................      1,011         539          283          (103)        (632)      (1,323)
                                                       ========     =======      =======      ========     ========     ========
CLASS B SHARES:
 Issued.............................................         99          54           29            45           52          151
 Reinvested.........................................          5           4           25            29           30           32
 Redeemed...........................................        (73)        (43)        (174)         (450)        (260)        (415)
                                                       --------     -------      -------      --------     --------     --------
Change in Class B Shares............................         31          15         (120)         (376)        (178)        (232)
                                                       ========     =======      =======      ========     ========     ========
CLASS C SHARES:
 Issued.............................................         44          --           --            --           --           --
 Reinvested.........................................         --(b)       --           --            --           --           --
 Redeemed...........................................         (1)         --           --            --           --           --
                                                       --------     -------      -------      --------     --------     --------
Change in Class C Shares............................         43          --           --            --           --           --
                                                       ========     =======      =======      ========     ========     ========
SELECT CLASS SHARES:
 Issued.............................................        754       1,471          571           671          350          463
 Reinvested.........................................          7          14            5             4            5            2
 Redeemed...........................................     (2,711)     (2,244)      (1,530)       (2,296)        (756)      (1,314)
                                                       --------     -------      -------      --------     --------     --------
Change in Select Class Shares.......................     (1,950)       (759)        (954)       (1,621)        (401)        (849)
                                                       ========     =======      =======      ========     ========     ========

------------

(b) Amount rounds to less than 1,000.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                              MICHIGAN                        MUNICIPAL                         OHIO
                                         MUNICIPAL BOND FUND                 INCOME FUND                 MUNICIPAL BOND FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                        2005            2004            2005            2004            2005            2004
                                    -------------   -------------   -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued......    $ 22,028        $ 19,526        $ 36,178        $  42,801       $ 14,737        $ 15,578
 Dividends reinvested.............       2,415           2,385           3,625            4,381          2,322           2,198
 Cost of shares redeemed..........     (24,703)        (37,353)        (46,394)         (93,308)       (13,546)        (28,304)
                                      --------        --------        --------        ---------       --------        --------
Change in net assets from Class A
 capital transactions.............    $   (260)       $(15,442)       $ (6,591)       $ (46,126)      $  3,513        $(10,528)
                                      ========        ========        ========        =========       ========        ========
CLASS B SHARES:
 Proceeds from shares issued......    $  1,218        $  3,686        $  1,914        $   3,953       $  1,624        $  4,904
 Dividends reinvested.............         888             933           2,021            2,497          1,369           1,526
 Cost of shares redeemed..........      (5,057)         (8,940)        (25,147)         (33,381)       (11,430)        (20,820)
                                      --------        --------        --------        ---------       --------        --------
Change in net assets from Class B
 capital transactions.............    $ (2,951)       $ (4,321)       $(21,212)       $ (26,931)      $ (8,437)       $(14,390)
                                      ========        ========        ========        =========       ========        ========
CLASS C SHARES:
 Proceeds from shares issued......    $  1,135        $     --        $  8,422        $  15,062       $    584        $     --
 Dividends reinvested.............           6              --             910            1,266              2              --
 Cost of shares redeemed..........          (8)             --         (17,619)         (31,284)            (1)             --
                                      --------        --------        --------        ---------       --------        --------
Change in net assets from Class C
 capital transactions.............    $  1,133        $     --        $ (8,287)       $ (14,956)      $    585        $     --
                                      ========        ========        ========        =========       ========        ========
SELECT CLASS SHARES:
 Proceeds from shares issued......    $ 22,429        $ 17,455        $ 59,289        $  84,246       $  9,328        $ 12,960
 Dividends reinvested.............         272             436             748            1,018            230             155
 Cost of shares redeemed..........     (25,144)        (40,332)       (152,321)        (191,847)       (22,563)        (30,749)
                                      --------        --------        --------        ---------       --------        --------
Change in net assets from Select
 Class capital transactions.......    $ (2,443)       $(22,441)       $(92,284)       $(106,583)      $(13,005)       $(17,634)
                                      ========        ========        ========        =========       ========        ========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued...........................       2,010           1,757           3,642            4,297          1,331           1,387
 Reinvested.......................         221             215             366              439            209             196
 Redeemed.........................      (2,259)         (3,386)         (4,673)          (9,388)        (1,218)         (2,524)
                                      --------        --------        --------        ---------       --------        --------
Change in Class A Shares..........         (28)         (1,414)           (665)          (4,652)           322            (941)
                                      ========        ========        ========        =========       ========        ========
CLASS B SHARES:
 Issued...........................         116             344             194              399            142             434
 Reinvested.......................          85              88             205              251            122             135
 Redeemed.........................        (481)           (844)         (2,548)          (3,373)        (1,021)         (1,856)
                                      --------        --------        --------        ---------       --------        --------
Change in Class B Shares..........        (280)           (412)         (2,149)          (2,723)          (757)         (1,287)
                                      ========        ========        ========        =========       ========        ========
CLASS C SHARES:
 Issued...........................         109              --             852            1,511             53              --
 Reinvested.......................          --(b)           --              93              128             --(b)           --
 Redeemed.........................          (1)             --          (1,787)          (3,167)            --(b)           --
                                      --------        --------        --------        ---------       --------        --------
Change in Class C Shares..........         108              --            (842)          (1,528)            53              --
                                      ========        ========        ========        =========       ========        ========
SELECT CLASS SHARES:
 Issued...........................       2,054           1,575           6,000            8,487            834           1,157
 Reinvested.......................          25              39              76              102             21              14
 Redeemed.........................      (2,298)         (3,645)        (15,429)         (19,377)        (2,041)         (2,759)
                                      --------        --------        --------        ---------       --------        --------
Change in Select Class Shares.....        (219)         (2,031)         (9,353)         (10,788)        (1,186)         (1,588)
                                      ========        ========        ========        =========       ========        ========

------------

(b) Amount rounds to less than 1,000.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 86

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(AMOUNTS IN THOUSANDS)

                                             SHORT TERM                       TAX FREE                      WEST VIRGINIA
                                         MUNICIPAL BOND FUND                  BOND FUND                  MUNICIPAL BOND FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                        2005            2004            2005            2004            2005            2004
                                    -------------   -------------   -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
 Proceeds from shares issued......    $  56,007       $  85,572       $ 20,391        $  18,398       $  1,089        $  1,054
 Net assets acquired in a tax-free
 reorganization...................           --              --         50,210               --             --              --
 Dividends reinvested.............        1,874           2,147          2,452            1,597            186             229
 Cost of shares redeemed..........      (79,779)        (86,730)       (29,466)         (27,025)        (1,385)         (3,222)
                                      ---------       ---------       --------        ---------       --------        --------
Change in net assets from Class A
 capital transactions.............    $ (21,898)      $     989       $ 43,587        $  (7,030)      $   (110)       $ (1,939)
                                      =========       =========       ========        =========       ========        ========
CLASS B SHARES:
 Proceeds from shares issued......    $     937       $   6,108       $  1,665        $   1,655       $    277        $    769
 Net assets acquired in a tax-free
 reorganization...................           --              --          4,082               --             --              --
 Dividends reinvested.............          267             328            558              454            236             249
 Cost of shares redeemed..........       (5,647)         (8,032)        (3,771)          (5,324)        (2,074)         (2,470)
                                      ---------       ---------       --------        ---------       --------        --------
Change in net assets from Class B
 capital transactions.............    $  (4,443)      $  (1,596)      $  2,534        $  (3,215)      $ (1,561)       $ (1,452)
                                      =========       =========       ========        =========       ========        ========
CLASS C SHARES:
 Proceeds from shares issued......    $  18,354       $  71,970       $     --        $      --       $     --        $     --
 Dividends reinvested.............        1,018           1,470             --               --             --              --
 Cost of shares redeemed..........      (45,247)        (88,223)            --               --             --              --
                                      ---------       ---------       --------        ---------       --------        --------
Change in net assets from Class C
 capital transactions.............    $ (25,875)      $ (14,783)      $     --        $      --       $     --        $     --
                                      =========       =========       ========        =========       ========        ========
SELECT CLASS SHARES:
 Proceeds from shares issued......    $ 122,729       $ 266,860       $ 53,523        $  56,158       $ 10,287        $  9,989
 Net assets acquired in a tax-free
 reorganization...................           --              --        552,348               --             --              --
 Dividends reinvested.............          756           2,116            929              792            164             389
 Cost of shares redeemed..........     (149,056)       (264,346)       (85,332)        (115,031)       (10,090)        (11,982)
                                      ---------       ---------       --------        ---------       --------        --------
Change in net assets from Select
 Class capital transactions.......    $ (25,571)      $   4,630       $521,468        $ (58,081)      $    361        $ (1,604)
                                      =========       =========       ========        =========       ========        ========
SHARE TRANSACTIONS:
CLASS A SHARES:
 Issued...........................        5,463           8,300          1,563            1,396            105             100
 Shares issued in a tax-free
 reorganization...................           --              --          3,855               --             --              --
 Reinvested.......................          184             208            188              121             18              22
 Redeemed.........................       (7,797)         (8,424)        (2,269)          (2,063)          (133)           (312)
                                      ---------       ---------       --------        ---------       --------        --------
Change in Class A Shares..........       (2,150)             84          3,337             (546)           (10)           (190)
                                      =========       =========       ========        =========       ========        ========
CLASS B SHARES:
 Issued...........................           91             589            128              125             27              73
 Shares issued in a tax-free
 reorganization...................           --              --            314               --             --              --
 Reinvested.......................           26              32             43               35             23              24
 Redeemed.........................         (549)           (773)          (289)            (407)          (201)           (238)
                                      ---------       ---------       --------        ---------       --------        --------
Change in Class B Shares..........         (432)           (152)           196             (247)          (151)           (141)
                                      =========       =========       ========        =========       ========        ========
CLASS C SHARES:
 Issued...........................        1,780           6,915             --               --             --              --
 Reinvested.......................           99             141             --               --             --              --
Redeemed..........................       (4,394)         (8,493)            --               --             --              --
                                      ---------       ---------       --------        ---------       --------        --------
Change in Class C Shares..........       (2,515)         (1,437)            --               --             --              --
                                      =========       =========       ========        =========       ========        ========
SELECT CLASS SHARES:
 Issued...........................       11,964          25,855          4,107            4,260          1,004             966
 Shares issued in a tax-free
 reorganization...................           --              --         42,491               --             --              --
 Reinvested.......................           74             204             71               60             16              38
 Redeemed.........................      (14,549)        (25,649)        (6,557)          (8,747)          (986)         (1,163)
                                      ---------       ---------       --------        ---------       --------        --------
Change in Select Class Shares.....       (2,511)            410         40,112           (4,427)            34            (159)
                                      =========       =========       ========        =========       ========        ========

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

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JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 88

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
CLASS A                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
-------                                   ---------   ----------   --------------   ----------

ARIZONA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............   $ 9.76       $0.38          $ 0.09         $ 0.47
 Year Ended June 30, 2004...............    10.19        0.38           (0.41)         (0.03)
 Year Ended June 30, 2003...............     9.84        0.39            0.36           0.75
 Year Ended June 30, 2002...............     9.67        0.39            0.20           0.59
 Year Ended June 30, 2001...............     9.39        0.43            0.28           0.71

KENTUCKY MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.26        0.39            0.11           0.50
 Year Ended June 30, 2004...............    10.67        0.40           (0.41)         (0.01)
 Year Ended June 30, 2003...............    10.32        0.40            0.36           0.76
 Year Ended June 30, 2002...............    10.20        0.43            0.13           0.56
 Year Ended June 30, 2001...............     9.90        0.47            0.30           0.77

LOUISIANA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.15        0.40            0.12           0.52
 Year Ended June 30, 2004...............    10.59        0.37           (0.44)         (0.07)
 Year Ended June 30, 2003...............    10.21        0.38            0.38           0.76
 Year Ended June 30, 2002...............    10.08        0.42            0.13           0.55
 Year Ended June 30, 2001...............     9.74        0.45            0.34           0.79

MICHIGAN MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.83        0.43            0.07           0.50
 Year Ended June 30, 2004...............    11.30        0.45           (0.48)         (0.03)
 Year Ended June 30, 2003...............    10.84        0.43            0.46           0.89
 Year Ended June 30, 2002...............    10.65        0.46            0.19           0.65
 Year Ended June 30, 2001...............    10.22        0.47            0.43           0.90

MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     9.79        0.37            0.14           0.51
 Year Ended June 30, 2004...............    10.13        0.39           (0.35)          0.04
 Year Ended June 30, 2003...............     9.93        0.40            0.20           0.60
 Year Ended June 30, 2002...............     9.83        0.43            0.10           0.53
 Year Ended June 30, 2001...............     9.49        0.46            0.34           0.80

OHIO MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.98        0.41            0.12           0.53
 Year Ended June 30, 2004...............    11.41        0.41           (0.43)         (0.02)
 Year Ended June 30, 2003...............    11.01        0.40            0.41           0.81
 Year Ended June 30, 2002...............    10.82        0.46            0.19           0.65
 Year Ended June 30, 2001...............    10.47        0.51            0.35           0.86

SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.16        0.23            0.02           0.25
 Year Ended June 30, 2004...............    10.40        0.22           (0.21)          0.01
 Year Ended June 30, 2003...............    10.21        0.26            0.20           0.46
 Year Ended June 30, 2002...............    10.07        0.32            0.14           0.46
 Year Ended June 30, 2001...............     9.87        0.42            0.20           0.62

TAX FREE BOND FUND
 Year Ended June 30, 2005...............    12.90        0.54            0.33           0.87
 Year Ended June 30, 2004...............    13.44        0.55           (0.52)          0.03
 Year Ended June 30, 2003...............    12.91        0.55            0.54           1.09
 Year Ended June 30, 2002...............    12.74        0.57            0.18           0.75
 Year Ended June 30, 2001...............    12.16        0.58            0.58           1.16

WEST VIRGINIA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.21        0.39            0.11           0.50
 Year Ended June 30, 2004...............    10.64        0.39           (0.44)         (0.05)
 Year Ended June 30, 2003...............    10.27        0.41            0.37           0.78
 Year Ended June 30, 2002...............    10.14        0.46            0.13           0.59
 Year Ended June 30, 2001...............     9.81        0.46            0.33           0.79

                                                   PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------
                                                                                  NET ASSET
                                             NET         NET                       VALUE,
                                          INVESTMENT   REALIZED       TOTAL        END OF
CLASS A                                     INCOME      GAINS     DISTRIBUTIONS   OF PERIOD
-------                                   ----------   --------   -------------   ---------
ARIZONA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    $(0.39)     $   --       $(0.39)       $ 9.84
 Year Ended June 30, 2004...............     (0.38)      (0.02)       (0.40)         9.76
 Year Ended June 30, 2003...............     (0.40)         --        (0.40)        10.19
 Year Ended June 30, 2002...............     (0.42)         --        (0.42)         9.84
 Year Ended June 30, 2001...............     (0.43)         --        (0.43)         9.67
KENTUCKY MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.39)         --        (0.39)        10.37
 Year Ended June 30, 2004...............     (0.40)         --        (0.40)        10.26
 Year Ended June 30, 2003...............     (0.41)         --        (0.41)        10.67
 Year Ended June 30, 2002...............     (0.44)         --        (0.44)        10.32
 Year Ended June 30, 2001...............     (0.47)         --        (0.47)        10.20
LOUISIANA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.40)         --        (0.40)        10.27
 Year Ended June 30, 2004...............     (0.37)         --        (0.37)        10.15
 Year Ended June 30, 2003...............     (0.38)         --        (0.38)        10.59
 Year Ended June 30, 2002...............     (0.42)         --        (0.42)        10.21
 Year Ended June 30, 2001...............     (0.45)         --        (0.45)        10.08
MICHIGAN MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.43)         --        (0.43)        10.90
 Year Ended June 30, 2004...............     (0.44)         --        (0.44)        10.83
 Year Ended June 30, 2003...............     (0.43)         --        (0.43)        11.30
 Year Ended June 30, 2002...............     (0.46)         --        (0.46)        10.84
 Year Ended June 30, 2001...............     (0.47)         --        (0.47)        10.65
MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     (0.38)         --        (0.38)         9.92
 Year Ended June 30, 2004...............     (0.38)         --        (0.38)         9.79
 Year Ended June 30, 2003...............     (0.40)         --        (0.40)        10.13
 Year Ended June 30, 2002...............     (0.43)         --        (0.43)         9.93
 Year Ended June 30, 2001...............     (0.46)         --        (0.46)         9.83
OHIO MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.42)         --        (0.42)        11.09
 Year Ended June 30, 2004...............     (0.41)         --        (0.41)        10.98
 Year Ended June 30, 2003...............     (0.41)         --        (0.41)        11.41
 Year Ended June 30, 2002...............     (0.46)         --        (0.46)        11.01
 Year Ended June 30, 2001...............     (0.51)         --        (0.51)        10.82
SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.24)         --        (0.24)        10.17
 Year Ended June 30, 2004...............     (0.22)      (0.03)       (0.25)        10.16
 Year Ended June 30, 2003...............     (0.26)      (0.01)       (0.27)        10.40
 Year Ended June 30, 2002...............     (0.32)         --        (0.32)        10.21
 Year Ended June 30, 2001...............     (0.42)         --        (0.42)        10.07
TAX FREE BOND FUND
 Year Ended June 30, 2005...............     (0.53)      (0.20)       (0.73)        13.04
 Year Ended June 30, 2004...............     (0.55)      (0.02)       (0.57)        12.90
 Year Ended June 30, 2003...............     (0.56)         --        (0.56)        13.44
 Year Ended June 30, 2002...............     (0.58)         --        (0.58)        12.91
 Year Ended June 30, 2001...............     (0.58)         --        (0.58)        12.74
WEST VIRGINIA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.39)         --        (0.39)        10.32
 Year Ended June 30, 2004...............     (0.38)         --        (0.38)        10.21
 Year Ended June 30, 2003...............     (0.41)         --        (0.41)        10.64
 Year Ended June 30, 2002...............     (0.46)         --        (0.46)        10.27
 Year Ended June 30, 2001...............     (0.46)         --        (0.46)        10.14

------------

(a) Effective February 19, 2005, the contractual expense limitation percentage was 0.75%.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

--------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTAL DATA:
                                                         ----------------------------------------------------------------
                                                                           RATIOS TO AVERAGE NET ASSETS:
                                                                      ---------------------------------------
                                                                                                 EXPENSES
                                             TOTAL       NET ASSETS                 NET       WITHOUT WAIVERS
                                            RETURN         END OF                INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                           (EXCLUDES       PERIOD       NET        INCOME      AND EARNINGS     TURNOVER
                                         SALES CHARGE)    (000'S)     EXPENSES     (LOSS)         CREDITS         RATE
                                         -------------   ----------   --------   ----------   ---------------   ---------

ARIZONA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.87%       $ 26,429      0.86%       3.86%          0.99%             5%
  Year Ended June 30, 2004..............     (0.34)         16,352      0.84        3.76           0.99             11
  Year Ended June 30, 2003..............      7.73          11,576      0.84        3.91           0.99             18
  Year Ended June 30, 2002..............      6.25           9,462      0.84        4.26           0.99             12
  Year Ended June 30, 2001..............      7.72           2,746      0.84        4.46           0.99             17

KENTUCKY MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.97          17,032      0.86        3.76           1.00              3
  Year Ended June 30, 2004..............     (0.08)         13,935      0.86        3.84           1.01              5
  Year Ended June 30, 2003..............      7.48          15,593      0.86        3.86           1.01              9
  Year Ended June 30, 2002..............      5.61          13,099      0.86        4.30           1.01             15
  Year Ended June 30, 2001..............      7.90           8,906      0.86        4.64           1.01             17

LOUISIANA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      5.20          53,725      0.87        3.82           1.13              3
  Year Ended June 30, 2004..............     (0.68)         59,497      0.86        3.58           1.16              2
  Year Ended June 30, 2003..............      7.58          76,095      0.86        3.65           1.16             10
  Year Ended June 30, 2002..............      5.59          69,037      0.86        4.15           1.16             22
  Year Ended June 30, 2001..............      8.28          59,662      0.86        4.56           1.16             11

MICHIGAN MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.69          78,000      0.86        3.93           1.01             12
  Year Ended June 30, 2004..............     (0.28)         77,774      0.85        3.96           1.00             10
  Year Ended June 30, 2003..............      8.37          97,090      0.85        3.91           1.00             11
  Year Ended June 30, 2002..............      6.22          69,371      0.85        4.28           1.00              8
  Year Ended June 30, 2001..............      9.00          57,728      0.84        4.51           0.99             17

MUNICIPAL INCOME FUND
  Year Ended June 30, 2005..............      5.25         126,834      0.85        3.66           0.98             39
  Year Ended June 30, 2004..............      0.39         131,692      0.84        3.84           0.99             48
  Year Ended June 30, 2003..............      6.17         183,392      0.84        4.02           0.99             74
  Year Ended June 30, 2002..............      5.52         166,452      0.84        4.40           0.99             94
  Year Ended June 30, 2001..............      8.56         166,096      0.83        4.74           0.98             65

OHIO MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.85          78,525      0.86        3.72           1.10              7
  Year Ended June 30, 2004..............     (0.18)         74,235      0.85        3.63           1.16             16
  Year Ended June 30, 2003..............      7.44          87,877      0.85        3.61           1.16             15
  Year Ended June 30, 2002..............      6.08          47,914      0.85        4.23           1.16             21
  Year Ended June 30, 2001..............      8.32          32,308      0.85        4.74           1.16             16

SHORT TERM MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      2.47          85,690      0.80        2.28           1.08             41
  Year Ended June 30, 2004..............      0.11         107,434      0.80        2.10           1.16            138
  Year Ended June 30, 2003..............      4.57         109,112      0.80        2.53           1.15            110
  Year Ended June 30, 2002..............      4.64          49,927      0.80        3.13           1.15             94
  Year Ended June 30, 2001..............      6.38           8,423      0.80        4.13           1.16             89

TAX FREE BOND FUND
  Year Ended June 30, 2005..............      6.82         102,064      0.79(a)     3.99           0.96             43
  Year Ended June 30, 2004..............      0.27          57,927      0.84        4.16           0.99             20
  Year Ended June 30, 2003..............      8.59          67,693      0.83        4.22           0.98             12
  Year Ended June 30, 2002..............      5.97          51,859      0.83        4.47           0.98             11
  Year Ended June 30, 2001..............      9.67          46,849      0.83        4.59           0.98             34

WEST VIRGINIA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.93           7,677      0.86        3.74           1.01              4
  Year Ended June 30, 2004..............     (0.50)          7,695      0.85        3.66           1.01             20
  Year Ended June 30, 2003..............      7.77          10,045      0.84        3.97           1.00             10
  Year Ended June 30, 2002..............      5.89           6,422      0.86        4.48           1.01             12
  Year Ended June 30, 2001..............      8.19           5,639      0.86        4.60           1.01              8

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 90

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
CLASS B                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
-------                                   ---------   ----------   --------------   ----------

ARIZONA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............   $ 9.85       $0.32          $ 0.08         $ 0.40
 Year Ended June 30, 2004...............    10.30        0.31           (0.43)         (0.12)
 Year Ended June 30, 2003...............     9.92        0.32            0.39           0.71
 Year Ended June 30, 2002...............     9.75        0.35            0.18           0.53
 Year Ended June 30, 2001...............     9.46        0.37            0.29           0.66

KENTUCKY MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.19        0.33            0.11           0.44
 Year Ended June 30, 2004...............    10.60        0.33           (0.41)         (0.08)
 Year Ended June 30, 2003...............    10.26        0.34            0.34           0.68
 Year Ended June 30, 2002...............    10.14        0.38            0.12           0.50
 Year Ended June 30, 2001...............     9.84        0.40            0.30           0.70

LOUISIANA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.15        0.33            0.12           0.45
 Year Ended June 30, 2004...............    10.58        0.31           (0.43)         (0.12)
 Year Ended June 30, 2003...............    10.21        0.32            0.37           0.69
 Year Ended June 30, 2002...............    10.08        0.36            0.13           0.49
 Year Ended June 30, 2001...............     9.75        0.39            0.33           0.72

MICHIGAN MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.40        0.34            0.08           0.42
 Year Ended June 30, 2004...............    10.87        0.35           (0.45)         (0.10)
 Year Ended June 30, 2003...............    10.45        0.35            0.44           0.79
 Year Ended June 30, 2002...............    10.29        0.38            0.18           0.56
 Year Ended June 30, 2001...............     9.89        0.41            0.40           0.81

MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     9.74        0.30            0.14           0.44
 Year Ended June 30, 2004...............    10.08        0.32           (0.35)         (0.03)
 Year Ended June 30, 2003...............     9.89        0.34            0.19           0.53
 Year Ended June 30, 2002...............     9.79        0.37            0.10           0.47
 Year Ended June 30, 2001...............     9.45        0.40            0.34           0.74

OHIO MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    11.05        0.35            0.11           0.46
 Year Ended June 30, 2004...............    11.49        0.34           (0.44)         (0.10)
 Year Ended June 30, 2003...............    11.08        0.34            0.41           0.75
 Year Ended June 30, 2002...............    10.90        0.39            0.18           0.57
 Year Ended June 30, 2001...............    10.54        0.44            0.36           0.80

SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.23        0.19            0.02           0.21
 Year Ended June 30, 2004...............    10.47        0.17           (0.21)         (0.04)
 Year Ended June 30, 2003...............    10.28        0.21            0.20           0.41
 Year Ended June 30, 2002...............    10.14        0.27            0.14           0.41
 Year Ended June 30, 2001...............     9.94        0.36            0.20           0.56

TAX FREE BOND FUND
 Year Ended June 30, 2005...............    12.88        0.45            0.32           0.77
 Year Ended June 30, 2004...............    13.42        0.47           (0.52)         (0.05)
 Year Ended June 30, 2003...............    12.89        0.47            0.54           1.01
 Year Ended June 30, 2002...............    12.72        0.48            0.19           0.67
 Year Ended June 30, 2001...............    12.16        0.50            0.56           1.06

WEST VIRGINIA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.20        0.32            0.10           0.42
 Year Ended June 30, 2004...............    10.62        0.32           (0.43)         (0.11)
 Year Ended June 30, 2003...............    10.26        0.35            0.36           0.71
 Year Ended June 30, 2002...............    10.13        0.38            0.14           0.52
 Year Ended June 30, 2001...............     9.80        0.39            0.33           0.72

                                                   PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------
                                                                                  NET ASSET
                                             NET         NET                       VALUE,
                                          INVESTMENT   REALIZED       TOTAL        END OF
CLASS B                                     INCOME      GAINS     DISTRIBUTIONS    PERIOD
-------                                   ----------   --------   -------------   ---------
ARIZONA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    $(0.33)     $   --       $(0.33)       $ 9.92
 Year Ended June 30, 2004...............     (0.31)      (0.02)       (0.33)         9.85
 Year Ended June 30, 2003...............     (0.33)         --        (0.33)        10.30
 Year Ended June 30, 2002...............     (0.36)         --        (0.36)         9.92
 Year Ended June 30, 2001...............     (0.37)         --        (0.37)         9.75
KENTUCKY MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.33)         --        (0.33)        10.30
 Year Ended June 30, 2004...............     (0.33)         --        (0.33)        10.19
 Year Ended June 30, 2003...............     (0.34)         --        (0.34)        10.60
 Year Ended June 30, 2002...............     (0.38)         --        (0.38)        10.26
 Year Ended June 30, 2001...............     (0.40)         --        (0.40)        10.14
LOUISIANA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.33)         --        (0.33)        10.27
 Year Ended June 30, 2004...............     (0.31)         --        (0.31)        10.15
 Year Ended June 30, 2003...............     (0.32)         --        (0.32)        10.58
 Year Ended June 30, 2002...............     (0.36)         --        (0.36)        10.21
 Year Ended June 30, 2001...............     (0.39)         --        (0.39)        10.08
MICHIGAN MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.37)         --        (0.37)        10.45
 Year Ended June 30, 2004...............     (0.37)         --        (0.37)        10.40
 Year Ended June 30, 2003...............     (0.37)         --        (0.37)        10.87
 Year Ended June 30, 2002...............     (0.40)         --        (0.40)        10.45
 Year Ended June 30, 2001...............     (0.41)         --        (0.41)        10.29
MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     (0.32)         --        (0.32)         9.86
 Year Ended June 30, 2004...............     (0.31)         --        (0.31)         9.74
 Year Ended June 30, 2003...............     (0.34)         --        (0.34)        10.08
 Year Ended June 30, 2002...............     (0.37)         --        (0.37)         9.89
 Year Ended June 30, 2001...............     (0.40)         --        (0.40)         9.79
OHIO MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.35)         --        (0.35)        11.16
 Year Ended June 30, 2004...............     (0.34)         --        (0.34)        11.05
 Year Ended June 30, 2003...............     (0.34)         --        (0.34)        11.49
 Year Ended June 30, 2002...............     (0.39)         --        (0.39)        11.08
 Year Ended June 30, 2001...............     (0.44)         --        (0.44)        10.90
SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.19)         --        (0.19)        10.25
 Year Ended June 30, 2004...............     (0.17)      (0.03)       (0.20)        10.23
 Year Ended June 30, 2003...............     (0.21)      (0.01)       (0.22)        10.47
 Year Ended June 30, 2002...............     (0.27)         --        (0.27)        10.28
 Year Ended June 30, 2001...............     (0.36)         --        (0.36)        10.14
TAX FREE BOND FUND
 Year Ended June 30, 2005...............     (0.44)      (0.20)       (0.64)        13.01
 Year Ended June 30, 2004...............     (0.47)      (0.02)       (0.49)        12.88
 Year Ended June 30, 2003...............     (0.48)         --        (0.48)        13.42
 Year Ended June 30, 2002...............     (0.50)         --        (0.50)        12.89
 Year Ended June 30, 2001...............     (0.50)         --        (0.50)        12.72
WEST VIRGINIA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.32)         --        (0.32)        10.30
 Year Ended June 30, 2004...............     (0.31)         --        (0.31)        10.20
 Year Ended June 30, 2003...............     (0.35)         --        (0.35)        10.62
 Year Ended June 30, 2002...............     (0.39)         --        (0.39)        10.26
 Year Ended June 30, 2001...............     (0.39)         --        (0.39)        10.13

------------

(a) Effective February 19, 2005, the contractual expense limitation percentage was 1.44%.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

--------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTAL DATA:
                                                         ----------------------------------------------------------------
                                                                           RATIOS TO AVERAGE NET ASSETS:
                                                                      ---------------------------------------
                                                                                                 EXPENSES
                                             TOTAL       NET ASSETS                 NET       WITHOUT WAIVERS
                                            RETURN         END OF                INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                           (EXCLUDES       PERIOD       NET        INCOME      AND EARNINGS     TURNOVER
                                         SALES CHARGE)    (000'S)     EXPENSES     (LOSS)         CREDITS         RATE
                                         -------------   ----------   --------   ----------   ---------------   ---------

ARIZONA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.10%       $  2,158      1.48%       3.24%          1.59%             5%
  Year Ended June 30, 2004..............     (1.18)          1,831      1.49        3.11           1.64             11
  Year Ended June 30, 2003..............      7.09           1,761      1.49        3.25           1.64             18
  Year Ended June 30, 2002..............      5.53           1,032      1.49        3.62           1.64             12
  Year Ended June 30, 2001..............      7.08             863      1.49        3.81           1.64             17

KENTUCKY MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.34           9,413      1.49        3.12           1.60              3
  Year Ended June 30, 2004..............     (0.73)         10,533      1.51        3.18           1.66              5
  Year Ended June 30, 2003..............      6.73          14,947      1.51        3.21           1.66              9
  Year Ended June 30, 2002..............      4.97          14,559      1.51        3.65           1.66             15
  Year Ended June 30, 2001..............      7.22          13,558      1.51        3.99           1.66             17

LOUISIANA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.48          11,643      1.51        3.18           1.73              3
  Year Ended June 30, 2004..............     (1.17)         13,298      1.51        2.93           1.81              2
  Year Ended June 30, 2003..............      6.90          16,332      1.51        3.00           1.81             10
  Year Ended June 30, 2002..............      4.90          13,085      1.51        3.50           1.81             22
  Year Ended June 30, 2001..............      7.48          10,715      1.51        3.91           1.81             11

MICHIGAN MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.12          30,233      1.49        3.30           1.60             12
  Year Ended June 30, 2004..............     (0.93)         33,018      1.50        3.32           1.65             10
  Year Ended June 30, 2003..............      7.64          38,980      1.50        3.26           1.65             11
  Year Ended June 30, 2002..............      5.49          28,567      1.50        3.63           1.65              8
  Year Ended June 30, 2001..............      8.33          17,961      1.49        3.92           1.64             17

MUNICIPAL INCOME FUND
  Year Ended June 30, 2005..............      4.53          69,964      1.47        3.05           1.58             39
  Year Ended June 30, 2004..............     (0.27)         89,997      1.49        3.19           1.64             48
  Year Ended June 30, 2003..............      5.56         120,581      1.49        3.37           1.64             74
  Year Ended June 30, 2002..............      4.78         111,849      1.49        3.75           1.64             94
  Year Ended June 30, 2001..............      7.91         100,458      1.48        4.10           1.64             65

OHIO MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.21          48,375      1.49        3.08           1.70              7
  Year Ended June 30, 2004..............     (0.91)         56,279      1.50        2.98           1.81             16
  Year Ended June 30, 2003..............      6.82          73,263      1.50        2.99           1.81             15
  Year Ended June 30, 2002..............      5.30          58,650      1.50        3.59           1.81             21
  Year Ended June 30, 2001..............      7.67          47,332      1.50        4.07           1.81             16

SHORT TERM MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      2.01          16,334      1.30        1.77           1.68             41
  Year Ended June 30, 2004..............     (0.40)         20,726      1.30        1.60           1.81            138
  Year Ended June 30, 2003..............      4.04          22,804      1.30        2.02           1.80            110
  Year Ended June 30, 2002..............      4.10           7,728      1.30        2.66           1.80             94
  Year Ended June 30, 2001..............      5.76           1,729      1.34        3.63           1.81             89

TAX FREE BOND FUND
  Year Ended June 30, 2005..............      6.06          16,129      1.46(a)     3.36           1.55             43
  Year Ended June 30, 2004..............     (0.38)         13,446      1.49        3.51           1.64             20
  Year Ended June 30, 2003..............      7.92          17,324      1.48        3.57           1.63             12
  Year Ended June 30, 2002..............      5.33          13,003      1.48        3.82           1.63             11
  Year Ended June 30, 2001..............      8.82           7,253      1.48        3.94           1.63             34

WEST VIRGINIA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      4.17           9,177      1.51        3.09           1.61              4
  Year Ended June 30, 2004..............     (1.15)         10,626      1.50        3.02           1.66             20
  Year Ended June 30, 2003..............      7.08          12,568      1.49        3.33           1.65             10
  Year Ended June 30, 2002..............      5.26          10,008      1.51        3.83           1.66             12
  Year Ended June 30, 2001..............      7.49           7,075      1.51        3.97           1.66              8

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 92

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------
                                                         INVESTMENT OPERATIONS
                                          ----------------------------------------------------
                                          NET ASSET      NET        NET REALIZED
                                           VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM
                                          BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT
CLASS C                                   OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS
-------                                   ---------   ----------   --------------   ----------

ARIZONA MUNICIPAL BOND FUND
 February 18, 2005 (b) to June 30,
  2005..................................   $ 9.96       $0.13          $(0.02)        $ 0.11

MICHIGAN MUNICIPAL BOND FUND
 February 18, 2005 (b) to June 30,
  2005..................................    10.51        0.15           (0.05)          0.10

MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     9.73        0.30            0.14           0.44
 Year Ended June 30, 2004...............    10.07        0.33           (0.35)         (0.02)
 Year Ended June 30, 2003...............     9.88        0.33            0.20           0.53
 Year Ended June 30, 2002...............     9.79        0.36            0.10           0.46
 Year Ended June 30, 2001...............     9.45        0.39            0.34           0.73

OHIO MUNICIPAL BOND FUND
 February 18, 2005 (b) to June 30,
  2005..................................    11.22        0.14           (0.04)          0.10

SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.23        0.19            0.01           0.20
 Year Ended June 30, 2004...............    10.47        0.17           (0.21)         (0.04)
 Year Ended June 30, 2003...............    10.28        0.21            0.20           0.41
 November 1, 2001 (b) to June 30, 2002..    10.28        0.17            0.01           0.18

                                                   PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------
                                                                                  NET ASSET
                                             NET         NET                       VALUE,
                                          INVESTMENT   REALIZED       TOTAL        END OF
CLASS C                                     INCOME      GAINS     DISTRIBUTIONS   OF PERIOD
-------                                   ----------   --------   -------------   ---------
ARIZONA MUNICIPAL BOND FUND
 February 18, 2005 (b) to June 30,
  2005..................................    $(0.15)     $   --       $(0.15)       $ 9.92
MICHIGAN MUNICIPAL BOND FUND
 February 18, 2005 (b) to June 30,
  2005..................................     (0.17)         --        (0.17)        10.44
MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     (0.32)         --        (0.32)         9.85
 Year Ended June 30, 2004...............     (0.32)         --        (0.32)         9.73
 Year Ended June 30, 2003...............     (0.34)         --        (0.34)        10.07
 Year Ended June 30, 2002...............     (0.37)         --        (0.37)         9.88
 Year Ended June 30, 2001...............     (0.39)         --        (0.39)         9.79
OHIO MUNICIPAL BOND FUND
 February 18, 2005 (b) to June 30,
  2005..................................     (0.17)         --        (0.17)        11.15
SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.18)         --        (0.18)        10.25
 Year Ended June 30, 2004...............     (0.17)      (0.03)       (0.20)        10.23
 Year Ended June 30, 2003...............     (0.21)      (0.01)       (0.22)        10.47
 November 1, 2001 (b) to June 30, 2002..     (0.18)         --        (0.18)        10.28

------------

(a) Annualized for periods less than one year.

(b) Inception date of Class C.

(c) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTAL DATA:
                                                         --------------------------------------------------------------------
                                                                             RATIOS TO AVERAGE NET ASSETS:
                                                                      -------------------------------------------
                                                            NET                                      EXPENSES
                                             TOTAL         ASSETS                       NET       WITHOUT WAIVERS
                                            RETURN         END OF                    INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                           (EXCLUDES       PERIOD         NET          INCOME      AND EARNINGS     TURNOVER
                                         SALES CHARGE)    (000'S)     EXPENSES (a)   (LOSS) (a)     CREDITS (a)       RATE
                                         -------------   ----------   ------------   ----------   ---------------   ---------

ARIZONA MUNICIPAL BOND FUND
  February 18, 2005 (b) to June 30,
    2005................................      1.07%(c)    $   422         1.48%         3.20%          1.50%             5%(c)

MICHIGAN MUNICIPAL BOND FUND
  February 18, 2005 (b) to June 30,
    2005................................      0.98(c)       1,133         1.48          3.31           1.55             12(c)

MUNICIPAL INCOME FUND
  Year Ended June 30, 2005..............      4.55         33,941         1.47          3.05           1.58             39
  Year Ended June 30, 2004..............     (0.26)        41,703         1.49          3.19           1.64             48
  Year Ended June 30, 2003..............      5.46         58,554         1.49          3.36           1.64             74
  Year Ended June 30, 2002..............      4.81         42,670         1.49          3.74           1.64             94
  Year Ended June 30, 2001..............      7.90         20,031         1.48          4.09           1.64             65

OHIO MUNICIPAL BOND FUND
  February 18, 2005 (b) to June 30,
    2005................................      0.86(c)         585         1.47          3.18           1.51              7(c)

SHORT TERM MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............      2.00         52,332         1.30          1.77           1.68             41
  Year Ended June 30, 2004..............     (0.41)        77,977         1.30          1.60           1.81            138
  Year Ended June 30, 2003..............      4.02         94,853         1.30          2.03           1.80            110
  November 1, 2001 (b) to June 30,
    2002................................      3.97(c)      35,477         1.30          2.54           1.82             94(c)

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 94

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       PER SHARE OPERATING PERFORMANCE
                                          ----------------------------------------------------------
                                                            INVESTMENT OPERATIONS
                                          ----------------------------------------------------------
                                          NET ASSET                    NET REALIZED
                                           VALUE,          NET        AND UNREALIZED    TOTAL FROM
                                          BEGINNING    INVESTMENT     GAINS (LOSSES)    INVESTMENT
SELECT CLASS (a)                          OF PERIOD   INCOME (LOSS)   ON INVESTMENTS    OPERATIONS
----------------                          ---------   -------------   --------------   -------------

ARIZONA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............   $ 9.84         $0.41           $ 0.09          $ 0.50
 Year Ended June 30, 2004...............    10.28          0.40            (0.42)          (0.02)
 Year Ended June 30, 2003...............     9.92          0.43             0.36            0.79
 Year Ended June 30, 2002...............     9.75          0.45             0.17            0.62
 Year Ended June 30, 2001...............     9.46          0.46             0.29            0.75

KENTUCKY MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.24          0.42             0.12            0.54
 Year Ended June 30, 2004...............    10.66          0.43            (0.42)           0.01
 Year Ended June 30, 2003...............    10.31          0.44             0.35            0.79
 Year Ended June 30, 2002...............    10.19          0.47             0.12            0.59
 Year Ended June 30, 2001...............     9.90          0.49             0.29            0.78

LOUISIANA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.14          0.42             0.13            0.55
 Year Ended June 30, 2004...............    10.58          0.40            (0.44)          (0.04)
 Year Ended June 30, 2003...............    10.20          0.41             0.38            0.79
 Year Ended June 30, 2002...............    10.08          0.45             0.12            0.57
 Year Ended June 30, 2001...............     9.74          0.48             0.34            0.82

MICHIGAN MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.82          0.46             0.07            0.53
 Year Ended June 30, 2004...............    11.29          0.47            (0.47)             --
 Year Ended June 30, 2003...............    10.83          0.46             0.46            0.92
 Year Ended June 30, 2002...............    10.65          0.49             0.18            0.67
 Year Ended June 30, 2001...............    10.22          0.50             0.43            0.93

MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     9.74          0.39             0.14            0.53
 Year Ended June 30, 2004...............    10.09          0.41            (0.35)           0.06
 Year Ended June 30, 2003...............     9.89          0.43             0.20            0.63
 Year Ended June 30, 2002...............     9.80          0.46             0.09            0.55
 Year Ended June 30, 2001...............     9.46          0.48             0.34            0.82

OHIO MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.93          0.44             0.11            0.55
 Year Ended June 30, 2004...............    11.36          0.44            (0.43)           0.01
 Year Ended June 30, 2003...............    10.97          0.44             0.39            0.83
 Year Ended June 30, 2002...............    10.79          0.49             0.18            0.67
 Year Ended June 30, 2001...............    10.44          0.53             0.35            0.88

SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.19          0.26             0.02            0.28
 Year Ended June 30, 2004...............    10.43          0.25            (0.21)           0.04
 Year Ended June 30, 2003...............    10.24          0.28             0.20            0.48
 Year Ended June 30, 2002...............    10.09          0.35             0.15            0.50
 Year Ended June 30, 2001...............     9.90          0.44             0.19            0.63

TAX FREE BOND FUND
 Year Ended June 30, 2005...............    12.88          0.55             0.34            0.89
 Year Ended June 30, 2004...............    13.42          0.59            (0.52)           0.07
 Year Ended June 30, 2003...............    12.89          0.59             0.53            1.12
 Year Ended June 30, 2002...............    12.72          0.61             0.17            0.78
 Year Ended June 30, 2001...............    12.15          0.61             0.57            1.18

WEST VIRGINIA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    10.11          0.41             0.12            0.53
 Year Ended June 30, 2004...............    10.55          0.41            (0.44)          (0.03)
 Year Ended June 30, 2003...............    10.19          0.44             0.36            0.80
 Year Ended June 30, 2002...............    10.06          0.48             0.13            0.61
 Year Ended June 30, 2001...............     9.73          0.48             0.33            0.81

                                                   PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------
                                                      DISTRIBUTIONS
                                          -------------------------------------
                                                                                  NET ASSET
                                             NET         NET                       VALUE,
                                          INVESTMENT   REALIZED       TOTAL        END OF
SELECT CLASS (a)                            INCOME      GAINS     DISTRIBUTIONS    PERIOD
----------------                          ----------   --------   -------------   ---------
ARIZONA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............    $(0.41)     $   --       $(0.41)       $ 9.93
 Year Ended June 30, 2004...............     (0.40)      (0.02)       (0.42)         9.84
 Year Ended June 30, 2003...............     (0.43)         --        (0.43)        10.28
 Year Ended June 30, 2002...............     (0.45)         --        (0.45)         9.92
 Year Ended June 30, 2001...............     (0.46)         --        (0.46)         9.75
KENTUCKY MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.42)         --        (0.42)        10.36
 Year Ended June 30, 2004...............     (0.43)         --        (0.43)        10.24
 Year Ended June 30, 2003...............     (0.44)         --        (0.44)        10.66
 Year Ended June 30, 2002...............     (0.47)         --        (0.47)        10.31
 Year Ended June 30, 2001...............     (0.49)         --        (0.49)        10.19
LOUISIANA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.43)         --        (0.43)        10.26
 Year Ended June 30, 2004...............     (0.40)         --        (0.40)        10.14
 Year Ended June 30, 2003...............     (0.41)         --        (0.41)        10.58
 Year Ended June 30, 2002...............     (0.45)         --        (0.45)        10.20
 Year Ended June 30, 2001...............     (0.48)         --        (0.48)        10.08
MICHIGAN MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.46)         --        (0.46)        10.89
 Year Ended June 30, 2004...............     (0.47)         --        (0.47)        10.82
 Year Ended June 30, 2003...............     (0.46)         --        (0.46)        11.29
 Year Ended June 30, 2002...............     (0.49)         --        (0.49)        10.83
 Year Ended June 30, 2001...............     (0.50)         --        (0.50)        10.65
MUNICIPAL INCOME FUND
 Year Ended June 30, 2005...............     (0.40)         --        (0.40)         9.87
 Year Ended June 30, 2004...............     (0.41)         --        (0.41)         9.74
 Year Ended June 30, 2003...............     (0.43)         --        (0.43)        10.09
 Year Ended June 30, 2002...............     (0.46)         --        (0.46)         9.89
 Year Ended June 30, 2001...............     (0.48)         --        (0.48)         9.80
OHIO MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.44)         --        (0.44)        11.04
 Year Ended June 30, 2004...............     (0.44)         --        (0.44)        10.93
 Year Ended June 30, 2003...............     (0.44)         --        (0.44)        11.36
 Year Ended June 30, 2002...............     (0.49)         --        (0.49)        10.97
 Year Ended June 30, 2001...............     (0.53)         --        (0.53)        10.79
SHORT TERM MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.26)         --        (0.26)        10.21
 Year Ended June 30, 2004...............     (0.25)      (0.03)       (0.28)        10.19
 Year Ended June 30, 2003...............     (0.28)      (0.01)       (0.29)        10.43
 Year Ended June 30, 2002...............     (0.35)         --        (0.35)        10.24
 Year Ended June 30, 2001...............     (0.44)         --        (0.44)        10.09
TAX FREE BOND FUND
 Year Ended June 30, 2005...............     (0.56)      (0.20)       (0.76)        13.01
 Year Ended June 30, 2004...............     (0.59)      (0.02)       (0.61)        12.88
 Year Ended June 30, 2003...............     (0.59)         --        (0.59)        13.42
 Year Ended June 30, 2002...............     (0.61)         --        (0.61)        12.89
 Year Ended June 30, 2001...............     (0.61)         --        (0.61)        12.72
WEST VIRGINIA MUNICIPAL BOND FUND
 Year Ended June 30, 2005...............     (0.42)         --        (0.42)        10.22
 Year Ended June 30, 2004...............     (0.41)         --        (0.41)        10.11
 Year Ended June 30, 2003...............     (0.44)         --        (0.44)        10.55
 Year Ended June 30, 2002...............     (0.48)         --        (0.48)        10.19
 Year Ended June 30, 2001...............     (0.48)         --        (0.48)        10.06

------------

(a) Effective February 19, 2005, Class I was renamed Select Class.

(b) Effective February 19, 2005, the contractual expense limitation percentage was 0.58%.

See notes to financial statements.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

--------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTAL DATA:
                                                  ---------------------------------------------------------------------
                                                                      RATIOS TO AVERAGE NET ASSETS:
                                                               --------------------------------------------
                                                  NET ASSETS                 NET             EXPENSES
                                                    END OF                INVESTMENT     WITHOUT WAIVERS      PORTFOLIO
                                         TOTAL      PERIOD       NET        INCOME        REIMBURSEMENTS      TURNOVER
                                         RETURN    (000'S)     EXPENSES     (LOSS)     AND EARNINGS CREDITS     RATE
                                         ------   ----------   --------   ----------   --------------------   ---------

ARIZONA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  5.18%    $109,776      0.60%       4.12%             0.67%               5%
  Year Ended June 30, 2004.............. (0.16)     128,048      0.59        4.01              0.64               11
  Year Ended June 30, 2003..............  8.06      141,541      0.59        4.17              0.64               18
  Year Ended June 30, 2002..............  6.57      161,869      0.59        4.52              0.64               12
  Year Ended June 30, 2001..............  7.92      176,004      0.59        4.71              0.64               17

KENTUCKY MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  5.36       86,432      0.61        4.00              0.68                3
  Year Ended June 30, 2004..............  0.10       95,277      0.61        4.09              0.66                5
  Year Ended June 30, 2003..............  7.74      116,423      0.61        4.12              0.66                9
  Year Ended June 30, 2002..............  5.89      122,970      0.61        4.56              0.66               15
  Year Ended June 30, 2001..............  8.06      127,557      0.61        4.89              0.66               17

LOUISIANA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  5.46       41,876      0.62        4.07              0.82                3
  Year Ended June 30, 2004.............. (0.37)      45,453      0.61        3.84              0.81                2
  Year Ended June 30, 2003..............  7.86       56,421      0.61        3.90              0.81               10
  Year Ended June 30, 2002..............  5.75       68,446      0.61        4.41              0.81               22
  Year Ended June 30, 2001..............  8.56       72,627      0.61        4.81              0.81               11

MICHIGAN MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  4.97      171,727      0.61        4.18              0.69               12
  Year Ended June 30, 2004.............. (0.04)     172,951      0.60        4.22              0.65               10
  Year Ended June 30, 2003..............  8.67      203,301      0.60        4.18              0.65               11
  Year Ended June 30, 2002..............  6.39      216,149      0.60        4.53              0.65                8
  Year Ended June 30, 2001..............  9.29      218,856      0.59        4.79              0.64               17

MUNICIPAL INCOME FUND
  Year Ended June 30, 2005..............  5.55      680,707      0.60        3.91              0.66               39
  Year Ended June 30, 2004..............  0.57      763,172      0.59        4.08              0.64               48
  Year Ended June 30, 2003..............  6.48      898,852      0.59        4.27              0.64               74
  Year Ended June 30, 2002..............  5.82      959,322      0.59        4.65              0.64               94
  Year Ended June 30, 2001..............  8.77      931,851      0.58        4.99              0.64               65

OHIO MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  5.13       98,393      0.61        3.96              0.79                7
  Year Ended June 30, 2004..............  0.06      110,433      0.60        3.88              0.81               16
  Year Ended June 30, 2003..............  7.67      132,810      0.60        3.90              0.81               15
  Year Ended June 30, 2002..............  6.33      136,759      0.60        4.49              0.82               21
  Year Ended June 30, 2001..............  8.63      134,934      0.60        4.99              0.81               16

SHORT TERM MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  2.80      306,288      0.55        2.53              0.76               41
  Year Ended June 30, 2004..............  0.35      331,423      0.55        2.36              0.81              138
  Year Ended June 30, 2003..............  4.81      334,990      0.55        2.79              0.81              110
  Year Ended June 30, 2002..............  4.98      219,485      0.55        3.48              0.81               94
  Year Ended June 30, 2001..............  6.52      135,796      0.55        4.43              0.81               89

TAX FREE BOND FUND
  Year Ended June 30, 2005..............  7.06      963,903      0.58(b)     4.18              0.66               43
  Year Ended June 30, 2004..............  0.53      437,303      0.59        4.41              0.64               20
  Year Ended June 30, 2003..............  8.86      515,093      0.58        4.47              0.63               12
  Year Ended June 30, 2002..............  6.25      539,253      0.58        4.72              0.63               11
  Year Ended June 30, 2001..............  9.88      574,311      0.58        4.86              0.63               34

WEST VIRGINIA MUNICIPAL BOND FUND
  Year Ended June 30, 2005..............  5.27       84,544      0.61        3.99              0.70                4
  Year Ended June 30, 2004.............. (0.33)      83,362      0.60        3.92              0.66               20
  Year Ended June 30, 2003..............  8.00       88,621      0.59        4.24              0.65               10
  Year Ended June 30, 2002..............  6.22       79,617      0.61        4.73              0.66               12
  Year Ended June 30, 2001..............  8.53       86,428      0.61        4.87              0.66                8

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 96

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

   JPMorgan Trust II (the "Trust") was organized on November 5, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   The following are the 9 separate funds of the Trust (collectively, the "Funds"). Effective February 19, 2005, Class I was renamed Select Class. Class C shares commenced operations on February 18, 2005 for Arizona Municipal Bond Fund, Michigan Municipal Bond Fund and Ohio Municipal Bond Fund.

   FUND                                                                   CLASSES OFFERED
   ----                                                                   ---------------
   Arizona Municipal Bond Fund.......................    Class A, Class B, Class C and Select Class

   Kentucky Municipal Bond Fund......................    Class A, Class B and Select Class

   Louisiana Municipal Bond Fund.....................    Class A, Class B and Select Class

   Michigan Municipal Bond Fund......................    Class A, Class B, Class C and Select Class

   Municipal Income Fund.............................    Class A, Class B, Class C and Select Class

   Ohio Municipal Bond Fund..........................    Class A, Class B, Class C and Select Class

   Short Term Municipal Bond Fund....................    Class A, Class B, Class C and Select Class

   Tax Free Bond Fund................................    Class A, Class B and Select Class

   West Virginia Municipal Bond Fund.................    Class A, Class B and Select Class

   Effective February 19, 2005, each Fund's name was changed from One Group to JPMorgan with the approval of the Board of Trustees.

   Prior to February 19, 2005, the Funds were separate series of the One Group Mutual Funds (the "OGMF"), an open-end investment company established as a Massachusetts business trust. On August 12, 2004, the Board of Trustees of OGMF approved an Agreement and Plan of Reorganization regarding the reorganization of each series of OGMF into a corresponding series of JPMorgan Trust II.

   At a special meeting of shareholders of the Funds held on January 20, 2005, shareholders of OGMF approved the Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of OGMF as a corresponding series of JPMorgan Trust II. Effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, each Fund was reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust II. Each corresponding series of JPMorgan Trust II had no assets, liabilities or operations prior to the reorganization. This event had no impact on the net assets or results of operations of the Funds.

   Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge. Class B Shares automatically convert to Class A Shares after eight years (except for Short Term Municipal Bond Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     A. VALUATION OF INVESTMENTS

     Municipal securities, corporate debt securities and debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees.

     B. RESTRICTED AND ILLIQUID SECURITIES

     The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learns of the dividend.

     Purchases of when-issued securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds' policy to segregate assets with a current value at least equal to the amount of when-issued securities commitments.

     D. FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

     Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     As of June 30, 2005, the Tax Free Bond Fund had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 98

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     E. ALLOCATION OF INCOME AND EXPENSES

     In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     F. FEDERAL INCOME TAXES

     Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

     G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                                                  ACCUMULATED
                                                                                 UNDISTRIBUTED/        ACCUMULATED NET
                                                                               (DISTRIBUTIONS IN        REALIZED GAIN
                                                                PAID IN          EXCESS OF) NET           (LOSS) ON
                                                                CAPITAL        INVESTMENT INCOME         INVESTMENTS
                                                                -------        -----------------       ---------------
       Arizona Municipal Bond Fund........................      $    23               $  2                 $  (25)

       Louisiana Municipal Bond Fund......................           --                  2                     (2)

       Michigan Municipal Bond Fund.......................           --                 (1)                     1

       Municipal Income Fund..............................            2                 (3)                     1

       Ohio Municipal Bond Fund...........................          (16)                --                     16

       Short Term Municipal Bond Fund.....................           --                  2                     (2)

       Tax Free Bond Fund.................................       (1,289)               528                    761

       West Virginia Municipal Bond Fund..................           (1)                --                      1

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary JPMorgan Chase Bank, N.A. ("JPMCB"), which is a wholly-owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     and paid monthly based on each Fund's respective average daily net assets. The annual fee rate for each Fund is as follows:

                                                                        RATE AS OF          RATE PRIOR TO
       FUND                                                          FEBRUARY 19, 2005    FEBRUARY 19, 2005
       ----                                                          -----------------    -----------------
       Arizona Municipal Bond Fund.................................        0.30%                0.45%

       Kentucky Municipal Bond Fund................................        0.30                 0.45

       Louisiana Municipal Bond Fund...............................        0.30                 0.60

       Michigan Municipal Bond Fund................................        0.30                 0.45

       Municipal Income Fund.......................................        0.30                 0.45

       Ohio Municipal Bond Fund....................................        0.30                 0.60

       Short Term Municipal Bond Fund..............................        0.25                 0.60

       Tax Free Bond Fund..........................................        0.30                 0.45

       West Virginia Municipal Bond Fund...........................        0.30                 0.45

     The Advisor waived Investment Advisory Fees as outlined in Note 3.F.

     The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administrative and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund's investment in an affiliated money market fund to the extent required by law.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., provides certain administration services to the Funds. In consideration of these services, effective February 19, 2005, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

     Prior to February 19, 2005, the Administrator provided services for a fee that was computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of OGMF average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

     The Administrator waived Administration Fees as outlined in Note 3.F.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., began serving as the Funds' sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Funds' sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 100

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. DISTRIBUTION FEES

     Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("Distributor") (formerly One Group Dealer Services, Inc.), a wholly-owned subsidiary of JPMorgan Chase & Co., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

     The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                          RATE AS OF
       CLASS                                                           FEBRUARY 19, 2005
       -----                                                           -----------------
        A..........................................................          0.25%

        B..........................................................          0.75%

        C..........................................................          0.75%

     Prior to February 19, 2005, the Trust paid the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. The Distributor had agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.90% of average daily net assets of the Class B Shares of the Tax Free Bond Fund, Municipal Income Fund, Arizona Municipal Bond Fund, Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, West Virginia Municipal Bond Fund, 0.90% of average daily net assets of the Class C Shares of each Fund, and 0.75% of average daily net assets of the Class B Shares of the Short Term Municipal Bond Fund.

     In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges ("CDSC") from the redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2005, the Distributor received the following amounts (amounts in thousands):

                                                                     FRONT-END
                                                                       SALES
       FUND                                                           CHARGES     CDSC
       ----                                                          ---------    ----
       Arizona Municipal Bond Fund.................................    $239       $177

       Kentucky Municipal Bond Fund................................      76         27

       Louisiana Municipal Bond Fund...............................     101         30

       Michigan Municipal Bond Fund................................     319         71

       Municipal Income Fund.......................................     494        199

       Ohio Municipal Bond Fund....................................     310        106

       Short Term Municipal Bond Fund..............................     164         54

       Tax Free Bond Fund..........................................     274         58

       West Virginia Municipal Bond Fund...........................      19         13

     The Distributor waived Distribution Fees as outlined in Note 3.F.

     D. SHAREHOLDER SERVICING FEES

     Effective February 19, 2005, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides account administration and personal account maintenance services to

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     the shareholders. For performing these services, the Distributor receives a fee computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, B, C and Select Class.

     The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of fees earned to such financial intermediaries for performing such services.

     The Distributor waived Shareholder Servicing Fees as outlined in Note 3.F.

     E. CUSTODIAN AND FUND ACCOUNTING FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Funds' custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004 and the Funds continued to be charged a direct fee for those services.

     Prior to February 19, 2005, the Administrator was responsible for providing fund accounting services under the Management and Administration Agreement. Fund accounting services were also transitioned to JPMCB on December 6, 2004 from the prior service provider, but those services were still being paid for by the Funds under such Management and Administration Agreement with the Administrator. Effective February 19, 2005, fund accounting fees are charged as an additional direct fee to the Funds.

     For the year ended June 30, 2005, JPMCB received the following amounts which are included in custodian and accounting fees on the Statement of Operations (amounts in thousands):

       FUND
       ----
       Arizona Municipal Bond Fund.................................    $15

       Kentucky Municipal Bond Fund................................     14

       Louisiana Municipal Bond Fund...............................     18

       Michigan Municipal Bond Fund................................     23

       Municipal Income Fund.......................................     21

       Ohio Municipal Bond Fund....................................     21

       Short Term Municipal Bond Fund..............................     29

       Tax Free Bond Fund..........................................     28

       West Virginia Municipal Bond Fund...........................     16

     The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

     F. WAIVERS AND REIMBURSEMENTS

     The Advisor, Administrator and Distributor have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 102

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Funds' respective average daily net assets as shown in the table below (%):

       FUND                                                       CLASS A     CLASS B     CLASS C     SELECT CLASS
       ----                                                       -------     -------     -------     ------------
       Arizona Municipal Bond Fund..............................    0.88%       1.53%       1.53%         0.63%

       Kentucky Municipal Bond Fund.............................    0.88        1.53          --          0.63

       Louisiana Municipal Bond Fund............................    0.88        1.53          --          0.63

       Michigan Municipal Bond Fund.............................    0.88        1.53        1.53          0.63

       Municipal Income Fund....................................    0.87        1.52        1.52          0.62

       Ohio Municipal Bond Fund.................................    0.88        1.53        1.53          0.63

       Short Term Municipal Bond Fund...........................    0.80        1.30        1.30          0.55

       Tax Free Bond Fund*......................................    0.75        1.44          --          0.58

       West Virginia Municipal Bond Fund........................    0.88        1.53          --          0.63

     -----------------
     * Prior to February 19, 2005, the contractual expense limitations were 0.87%, 1.52% and 0.62% for Class A, B and Select Class, respectively.

     The contractual expense limitation agreements were in effect for the year ended June 30, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006.

     For the year ended June 30, 2005, the Funds' service providers waived fees for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees in future years.

                                 CONTRACTUAL WAIVERS

                                                INVESTMENT                      SHAREHOLDER
                                                 ADVISORY     ADMINISTRATION     SERVICING     DISTRIBUTION
       FUND                                        FEE             FEE              FEE            FEE         TOTAL
       ----                                     ----------    --------------    -----------    ------------    -----
       Arizona Municipal Bond Fund............     $ 14            $--             $ 44            $ 14        $   72

       Kentucky Municipal Bond Fund...........       20             --               34              16            70

       Louisiana Municipal Bond Fund..........      149              3               49              45           246

       Michigan Municipal Bond Fund...........       55             --               84              74           213

       Municipal Income Fund..................      124             --              168             161           453

       Ohio Municipal Bond Fund...............      285             --               59              85           429

       Short Term Municipal Bond Fund.........      859              9              179             214         1,261

       Tax Free Bond Fund.....................       60             --              402              45           507

       West Virginia Municipal Bond Fund......       21             --               44              12            77

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                  VOLUNTARY WAIVERS

                                                                        INVESTMENT
       FUND                                                            ADVISORY FEE
       ----                                                            ------------
       Arizona Municipal Bond Fund.................................        $ 41

       Kentucky Municipal Bond Fund................................          20

       Louisiana Municipal Bond Fund...............................          14

       Michigan Municipal Bond Fund................................          76

       Municipal Income Fund.......................................         305

       Ohio Municipal Bond Fund....................................          52

       Short Term Municipal Bond Fund..............................          --

       Tax Free Bond Fund..........................................         109

       West Virginia Municipal Bond Fund...........................          20

     G. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Funds until distribution in accordance with the Plan.

     During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Funds may use related party brokers/ dealers. For the year ended June 30, 2005, no Funds incurred brokerage commissions with brokers/ dealers affiliated with JPMorgan Chase & Co.

     The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the year ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

       FUND                                                          PURCHASES     SALES
       ----                                                          ---------     -----
       Arizona Municipal Bond Fund.................................  $  7,129     $ 16,376

       Kentucky Municipal Bond Fund................................     3,475       10,643

       Louisiana Municipal Bond Fund...............................     3,321       19,348

       Michigan Municipal Bond Fund................................    33,440       35,976

       Municipal Income Fund.......................................   353,746      446,287

       Ohio Municipal Bond Fund....................................    15,179       33,672

       Short Term Municipal Bond Fund..............................   200,699      244,710

       Tax Free Bond Fund..........................................   289,922      308,326

       West Virginia Municipal Bond Fund...........................     4,296        6,864

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 104

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows (amounts in thousands):

                                                                     GROSS           GROSS        NET UNREALIZED
                                                    AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
       FUND                                            COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
       ----                                         ---------     ------------    ------------    --------------
       Arizona Municipal Bond Fund................  $  127,521      $ 8,295         $     --(h)      $ 8,295

       Kentucky Municipal Bond Fund...............     104,595        8,243               (2)          8,241

       Louisiana Municipal Bond Fund..............      98,102        8,107               --           8,107

       Michigan Municipal Bond Fund...............     262,049       19,011              (13)         18,998

       Municipal Income Fund......................     886,987       34,134          (11,562)         22,572

       Ohio Municipal Bond Fund...................     210,874       13,755               (4)         13,751

       Short Term Municipal Bond Fund.............     447,447        1,572           (2,165)           (593)

       Tax Free Bond Fund.........................   1,040,769       76,879             (120)         76,759

       West Virginia Municipal Bond Fund..........      93,710        6,959               (1)          6,958

     -----------------
     (h) Amount rounds to less than $1,000

   For Louisiana Municipal Bond Fund and Municipal Income Fund the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals.

   The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows. (Total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are generally recognized when actually paid.) (amounts in thousands):

                                          TAXABLE DISTRIBUTIONS
                                               PAID FROM:
                                        -------------------------
                                           NET         NET LONG         TOTAL                           TOTAL       DISTRIBUTIONS
                                        INVESTMENT   TERM CAPITAL      TAXABLE       TAX EXEMPT     DISTRIBUTIONS    PAYABLE AT
       FUND                               INCOME        GAINS       DISTRIBUTIONS   DISTRIBUTIONS       PAID        JUNE 30, 2005
       ----                             ----------   ------------   -------------   -------------   -------------   -------------
       Arizona Municipal Bond Fund.....    $176         $   --         $  176          $ 5,723         $ 5,899         $  405

       Kentucky Municipal Bond Fund....      34             --             34            4,696           4,730            314

       Louisiana Municipal Bond Fund...      75             --             75            4,444           4,519            213

       Michigan Municipal Bond Fund....     323             --            323           11,644          11,967            701

       Municipal Income Fund...........     111             --            111           39,029          39,140          2,453

       Ohio Municipal Bond Fund........     126             --            126            9,006           9,132            423

       Short Term Municipal Bond
         Fund..........................      77             --             77           12,465          12,542            712

       Tax Free Bond Fund..............     793          7,580          8,373           27,551          35,924          3,340

       West Virginia Municipal Bond
         Fund..........................      17             --             17            4,057           4,074            315

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The tax character of distributions paid during the fiscal year ended June 30, 2004 was as follows. (Total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are generally recognized when actually paid.) (amounts in thousands):

                                         TAXABLE DISTRIBUTIONS
                                              PAID FROM:
                                       -------------------------
                                          NET         NET LONG         TOTAL                           TOTAL       DISTRIBUTIONS
                                       INVESTMENT   TERM CAPITAL      TAXABLE       TAX EXEMPT     DISTRIBUTIONS    PAYABLE AT
       FUND                              INCOME        GAINS       DISTRIBUTIONS   DISTRIBUTIONS       PAID        JUNE 30, 2004
       ----                            ----------   ------------   -------------   -------------   -------------   -------------
       Arizona Municipal Bond Fund...    $   42         $309          $  351          $ 6,048         $ 6,399         $  486

       Kentucky Municipal Bond
         Fund........................       181           --             181            5,060           5,241            445

       Louisiana Municipal Bond
         Fund........................        44           --              44            5,024           5,068            386

       Michigan Municipal Bond
         Fund........................       485           --             485           11,980          12,465          1,119

       Municipal Income Fund.........       133           --             133           45,572          45,705          3,446

       Ohio Municipal Bond Fund......       123           --             123            9,370           9,493            768

       Short Term Municipal Bond
         Fund........................     1,052          695           1,747           12,221          13,968          1,072

       Tax Free Bond Fund............       224          994           1,218           24,355          25,573          1,910

       West Virginia Municipal Bond
         Fund........................        58           --              58            4,118           4,176            351

   At June 30, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                         CURRENT          CURRENT
                                                       CURRENT        DISTRIBUTABLE    DISTRIBUTABLE      UNREALIZED
                                                    DISTRIBUTABLE      TAX-EXEMPT        LONG-TERM       APPRECIATION
       FUND                                        ORDINARY INCOME       INCOME        CAPITAL GAIN     (DEPRECIATION)
       ----                                        ---------------    -------------    -------------    --------------
       Arizona Municipal Bond Fund...............       $ --             $  404           $  382           $ 8,295

       Kentucky Municipal Bond Fund..............         --                315               --             8,241

       Louisiana Municipal Bond Fund.............         --                210               --             8,107

       Michigan Municipal Bond Fund..............         --                723               --            18,998

       Municipal Income Fund.....................         --              2,121               --            22,572

       Ohio Municipal Bond Fund..................         --                414               --            13,751

       Short Term Municipal Bond Fund............         --                719               --              (593)

       Tax Free Bond Fund........................        676              3,821            2,821            76,759

       West Virginia Municipal Bond Fund.........         --                308               --             6,958

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 106

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   During the fiscal year ended June 30, 2005, the Funds utilized available capital loss carryforwards to offset realized gains as follows (amounts in thousands):

                                                                     CAPITAL LOSS
                                                                     CARRYFORWARDS
       FUND                                                            UTILIZED
       ----                                                          -------------
       Kentucky Municipal Bond Fund................................      $108

       Louisiana Municipal Bond Fund...............................       235

       Michigan Municipal Bond Fund................................       438

       Municipal Income Fund.......................................        89

       Ohio Municipal Bond Fund....................................       201

       Short Term Municipal Bond Fund..............................       374

   As of June 30, 2005, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                         EXPIRES
                                  -----------------------------------------------------
       FUND                       2007    2008     2009     2010   2011    2012    2013    TOTAL
       ----                       ----    ----     ----     ----   ----    ----    ----    -----
       Kentucky Municipal Bond
         Fund...................  $ --   $1,131   $    91   $--    $--    $   --   $ --   $ 1,222

       Louisiana Municipal Bond
         Fund...................   119      962        --    --     --       144     --     1,225

       Michigan Municipal Bond
         Fund...................    --    5,057     4,926    --     --        --     --     9,983

       Municipal Income Fund....    --    2,900    17,833    --     --     5,336     --    26,069

       Ohio Municipal Bond
         Fund...................    --    3,234     1,266     4     --        14     --     4,518

       Short Term Municipal Bond
         Fund...................    --       --        --    --     --       842     --       842

       West Virginia Municipal
         Bond Fund..............    --    1,118       385    --      2        13    224     1,742

   Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2005, the Funds deferred to July 1, 2005 post October capital losses of (amounts in thousands):

                                                                        POST OCTOBER
       FUND                                                            CAPITAL LOSSES
       ----                                                            --------------
       Municipal Income Fund.......................................         $782

       Short Term Municipal Bond Fund..............................          567

6. BORROWING

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order (the "Order") to establish and operate an Interfund Lending Facility ("Facility") The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   In addition, effective November 23, 2004, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   Prior to November 23, 2004, the Trust and State Street Bank and Trust Company ("State Street") had a financing arrangement under which State Street provided an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings were payable at a rate determined by State Street at the time of borrowing. This agreement was terminated as of November 23, 2004.

   The outstanding borrowings from another fund or from the unsecured, uncommitted credit facility and average borrowings for the period ended June 30, 2005, were as follows (amounts in thousands):

                                                        OUTSTANDING
                                                        BALANCE AT       AVERAGE      NUMBER OF DAYS    INTEREST
    FUND                                               JUNE 30, 2005    BORROWINGS     OUTSTANDING        PAID
    ----                                               -------------    ----------    --------------    --------
    Arizona Municipal Bond Fund......................      $--            $  875             4            $--(h)

    Kentucky Municipal Bond Fund.....................       --               573             2             --(h)

    Louisiana Municipal Bond Fund....................       --             1,012             1             --(h)

    Michigan Municipal Bond Fund.....................       --               906             7             --(h)

    Municipal Income Fund............................       --               705             3             --(h)

    Ohio Municipal Bond Fund.........................       --             1,033             8              1

    Short Term Municipal Bond Fund...................       --             1,715            14              2

    West Virginia Municipal Bond Fund................       --               571             3             --(h)

   ---------------
   (h) Amount rounds to less than $1,000.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

   The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds primarily invest in issuers in the States of Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

   From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

8. LEGAL MATTERS

   On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in the Trust.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

 108

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

   On June 29, 2004, the Advisor entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, the Advisor consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, the Advisor agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds. The settlement agreement with the NYAG also requires the Advisor to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004. In addition, the Advisor has agreed to undertakings relating to and has commenced implementation of among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act, (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

   Mark A. Beeson, the former president and chief executive officer of the Trust and a former senior managing director of the Advisor, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment adviser or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

   In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One complaint was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of the Trust and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

   These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of JPMorgan Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond
   Fund), certain officers of the Trust and the Advisor, and certain current and former Trustees. The putative class action lawsuit also names the Trust as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees.

   On April 11, 2005, the West Virginia Attorney General filed a lawsuit against the Advisor, among others, in West Virginia state court. The complaint focuses on conduct characterized as market timing and primarily alleges violations of West Virginia state laws prohibiting unfair trade practices. This lawsuit has been conditionally transferred to the same Maryland court referred to above. Factual allegations in the West Virginia lawsuit are essentially the same as those in the NYAG agreement.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005
Continued

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The above lawsuits are ongoing and, accordingly, an estimate of the financial impact of these actions cannot currently be made. The Trust will be reimbursed for all costs associated with these matters to ensure that the Trust incurs no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

9. BUSINESS COMBINATIONS

   On August 12, 2004, the Board of Trustees of the One Group Mutual Funds, and, on August 19, 2004, the Board of Trustees of the JPMorgan Funds, each approved management's proposal to merge the JPMorgan Tax Free Income Fund (the "Target Fund") into One Group Tax-Free Bond Fund (the "Acquiring Fund").

   After shareholder approval was obtained, the merger was effective after the close of business February 18, 2005. The Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. The merger transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. Pursuant to the Agreement and Plan of Reorganization, shareholders of the Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

   The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the reorganization (amounts in thousands, except per share amounts):

                                                                                      NET ASSET
                                                                                        VALUE          NET
                                                           SHARES                        PER        UNREALIZED
                                                         OUTSTANDING    NET ASSETS      SHARE      APPRECIATION
                                                         -----------    ----------    ---------    ------------
    TARGET FUND

    JPMorgan Tax Free Income Fund......................                                              $34,598

    Class A............................................     7,816        $ 50,210      $ 6.42

    Class B............................................       634        $  4,082      $ 6.44

    Select Class.......................................    86,042        $552,348      $ 6.42




    ACQUIRING FUND

    One Group Tax-Free Bond Fund.......................                                              $42,112

    Class A............................................     4,464        $ 58,127      $13.02

    Class B............................................     1,006        $ 13,068      $12.99

    Class I (Became Select Class)......................    33,429        $434,583      $13.00




    Post Reorganization JPMorgan Tax Free Bond Fund....                                              $76,710

    Class A............................................     8,319        $108,337      $13.02

    Class B............................................     1,320        $ 17,150      $12.99

    Select Class.......................................    75,920        $986,931      $13.00

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 110

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Trust II

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds listed in Note 1 to such financial statements (which funds are separate portfolios of JPMorgan Trust II and are hereafter referred to collectively as the "Funds") at June 30, 2005, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
August 18, 2005

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES

                                                             NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                 PRINCIPAL OCCUPATIONS              OVERSEEN            OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)               DURING PAST 5 YEARS            BY TRUSTEE(1)            OUTSIDE FUND COMPLEX
------------------------   ------------------------------   --------------------   ------------------------------
INDEPENDENT TRUSTEES


William J. Armstrong       Retired; Vice President &                114            None.
(1941); Trustee since      Treasurer of Ingersoll-Rand
2005; Trustee of           Company (manufacturer of
heritage JPMorgan Funds    industrial equipment)
since 1987.                (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114            Director, Janel Hydro, Inc.
(1932); Trustee since      Executive Officer, Eastern                              (automotive) (1993-present).
2005; Trustee of           Sales Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn               President and Chief Executive            113*           Director, Cardinal Health, Inc
(1947);                    Officer of Gardner, Inc.                                (CAH) (1994-present).
Trustee since 2005.        (wholesale distributor to
Trustee of heritage        outdoor power equipment
One Group Funds since      industry) (1979-present).
1998.


Dr. Matthew Goldstein      Chancellor of the City                   114            Trustee of Bronx-Lebanon
(1941); Trustee since      University of New York                                  Hospital Center
2005; Trustee of           (1999-present); President,                              (1992-present); Director of
heritage JPMorgan Funds    Adelphi University (New York)                           New Plan Excel Realty Trust,
since 2003.                (1998-1999).                                            Inc. (real estate investment
                                                                                   trust) (2000- present);
                                                                                   Director of Lincoln Center
                                                                                   Institute for the Arts in
                                                                                   Education (1999-present).


Robert J. Higgins          Retired; Director of                     114            Director of Providian
(1945);                    Administration of the State of                          Financial Corp. (banking)
Trustee since 2005;        Rhode Island (2003-2004);                               (2002-present).
Trustee of heritage        President - Consumer Banking
JPMorgan Funds             and Investment Services, Fleet
since 2002.                Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*           None.
(1942); Trustee since      consultant (2002-present);
2005. Trustee of           Senior Vice President, W.D.
heritage One Group Funds   Hoard, Inc. (corporate parent
since 1994.                of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*           Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                            (1994- present); Director,
2005. Trustee of           Northwestern University                                 Carleton College
heritage One Group Funds   (1985-present).                                         (2003-present).
since 1999.


William G. Morton, Jr.     Retired; Chairman Emeritus               114            Director of Radio Shack
(1937); Trustee since      (2001- 2002), and Chairman and                          Corporation (electronics)
2005; Trustee of           Chief Executive Officer,                                (1987- present); Director of
heritage JPMorgan Funds    Boston Stock Exchange                                   The National Football
since 2003.                (1985-2001).                                            Foundation and College Hall of
                                                                                   Fame (1994-present); Trustee
                                                                                   of the Berklee College of
                                                                                   Music (1998-present); Trustee
                                                                                   of the Stratton Mountain
                                                                                   School (2001-present).


JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 112

JPMORGAN MUNICIPAL BOND FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                             NUMBER OF FUNDS IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                 PRINCIPAL OCCUPATIONS              OVERSEEN            OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)               DURING PAST 5 YEARS            BY TRUSTEE(1)            OUTSIDE FUND COMPLEX
------------------------   ------------------------------   --------------------   ------------------------------
Robert A. Oden, Jr.        President, Carleton College              113*           Director, American University
(1946);                    (2002- present); President,                             in Cairo.
Trustee since 2005;        Kenyon College (1995-2002).
Trustee of heritage One
Group Funds since 1997.


Fergus Reid, III (1932);   Chairman of Lumelite                     114            Trustee of Morgan Stanley
Trustee (Chairman)         Corporation (plastics                                   Funds (209 portfolios)
since 2005; Trustee        manufacturing) (2003-                                   (1995-present).
(Chairman) of heritage     present); Chairman and Chief
JPMorgan Funds since       Executive Officer of Lumelite
1987.                      Corporation (1985-2002).


Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*           Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC                                         present); Director, Wabash
2005. Trustee of           (broker-dealer)                                         College (1988-present);
heritage One Group Funds   (2002-present); Investment                              Trustee, Seabury-Western
since 1994.                Officer, Wabash College                                 Theological Seminary
                           (2004-present); self-employed                           (1993-present); Chairman,
                           consultant (2000-present);                              Indianapolis Symphony
                           Director of Investments, Eli                            Orchestra Foundation (1994-
                           Lilly and Company (1988-1999).                          present).


James J. Schonbachler      Retired; Managing Director of            114            None.
(1943); Trustee since      Bankers Trust Company
2005; Trustee of           (financial services)
heritage JPMorgan Funds    (1968-1998).
since 2001.

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114            None.
Jr.**                      Officer of Chase Mutual Funds
(1935); Trustee since      (investment company)
2005; Trustee of           (1989-1998); President & Chief
heritage JPMorgan Funds    Executive Officer of Vista
since 1998.                Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------
 (1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves includes nine registered investment companies (114 funds) as of August 29, 2005.
 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.
The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE FUND (SINCE)                                   DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and      was head of Fund Administration - Pooled Vehicles from 2000
Chief Compliance Officer       to 2004. Mr. Ungerman held a number of positions in
(2005)                         Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 114

JPMORGAN MUNICIPAL BOND FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE FUND (SINCE)                                   DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
Assistant Treasurer (2005)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------
The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.
 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.
** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses,which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so,compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                    ENDING
                                                                                    ACCOUNT
                                                                  BEGINNING         VALUE,        EXPENSES PAID    ANNUALIZED
                                                                ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD   EXPENSE RATIO
                                                                -------------    -------------    -------------   -------------
ARIZONA MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,012.60         $ 4.34           0.87%
                         Hypothetical**.......................     $1,000          $1,020.48         $ 4.36           0.87%
  Class B                Actual**.............................     $1,000          $1,009.70         $ 7.37           1.48%
                         Hypothetical**.......................     $1,000          $1,017.46         $ 7.40           1.48%
  Class C                Actual*..............................     $1,000          $1,010.40         $ 7.35           2.07%
                         Hypothetical**.......................     $1,000          $1,014.53         $10.34           2.07%
  Select Class           Actual**.............................     $1,000          $1,014.80         $ 3.10           0.62%
                         Hypothetical**.......................     $1,000          $1,021.72         $ 3.11           0.62%
KENTUCKY MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,015.40         $ 4.35           0.87%
                         Hypothetical**.......................     $1,000          $1,020.48         $ 4.36           0.87%
  Class B                Actual**.............................     $1,000          $1,012.30         $ 7.38           1.48%
                         Hypothetical**.......................     $1,000          $1,017.46         $ 7.40           1.48%
  Select Class           Actual**.............................     $1,000          $1,016.70         $ 3.10           0.62%
                         Hypothetical**.......................     $1,000          $1,021.72         $ 3.11           0.62%
LOUISIANA MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,015.70         $ 4.35           0.87%
                         Hypothetical**.......................     $1,000          $1,020.48         $ 4.36           0.87%
  Class B                Actual**.............................     $1,000          $1,012.20         $ 7.58           1.52%
                         Hypothetical**.......................     $1,000          $1,017.26         $ 7.60           1.52%
  Select Class           Actual**.............................     $1,000          $1,016.00         $ 3.10           0.62%
                         Hypothetical**.......................     $1,000          $1,021.72         $ 3.11           0.62%

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

 116

JPMORGAN MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLES, CONTINUED
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD, CONTINUED
JUNE 30, 2005
(UNAUDITED)

                                                                                    ENDING
                                                                                    ACCOUNT
                                                                  BEGINNING         VALUE,        EXPENSES PAID    ANNUALIZED
                                                                ACCOUNT VALUE    JUNE 30, 2005    DURING PERIOD   EXPENSE RATIO
                                                                -------------    -------------    -------------   -------------
MICHIGAN MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,012.60         $ 4.29           0.86%
                         Hypothetical**.......................     $1,000          $1,020.53         $ 4.31           0.86%
  Class B                Actual**.............................     $1,000          $1,010.60         $ 7.43           1.49%
                         Hypothetical**.......................     $1,000          $1,017.41         $ 7.45           1.49%
  Class C                Actual*..............................     $1,000          $1,010.80         $ 7.36           2.07%
                         Hypothetical**.......................     $1,000          $1,014.53         $10.34           2.07%
  Select Class           Actual**.............................     $1,000          $1,013.70         $ 3.05           0.61%
                         Hypothetical**.......................     $1,000          $1,021.77         $ 3.06           0.61%
MUNICIPAL INCOME FUND
  Class A                Actual**.............................     $1,000          $1,015.30         $ 4.30           0.86%
                         Hypothetical**.......................     $1,000          $1,020.53         $ 4.31           0.86%
  Class B                Actual**.............................     $1,000          $1,011.40         $ 7.23           1.45%
                         Hypothetical**.......................     $1,000          $1,017.60         $ 7.25           1.45%
  Class C                Actual**.............................     $1,000          $1,011.50         $ 7.23           1.45%
                         Hypothetical**.......................     $1,000          $1,017.60         $ 7.25           1.45%
  Select Class           Actual**.............................     $1,000          $1,016.60         $ 3.05           0.61%
                         Hypothetical**.......................     $1,000          $1,021.77         $ 3.06           0.61%
OHIO MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,012.50         $ 4.39           0.88%
                         Hypothetical**.......................     $1,000          $1,020.43         $ 4.41           0.88%
  Class B                Actual**.............................     $1,000          $1,008.90         $ 7.42           1.49%
                         Hypothetical**.......................     $1,000          $1,017.41         $ 7.45           1.49%
  Class C                Actual*..............................     $1,000          $1,009.30         $ 7.39           1.48%
                         Hypothetical**.......................     $1,000          $1,014.48         $10.39           1.48%
  Select Class           Actual**.............................     $1,000          $1,013.80         $ 3.15           0.63%
                         Hypothetical**.......................     $1,000          $1,021.67         $ 3.16           0.63%
SHORT TERM MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,005.30         $ 3.98           0.80%
                         Hypothetical**.......................     $1,000          $1,020.83         $ 4.01           0.80%
  Class B                Actual**.............................     $1,000          $1,002.60         $ 6.46           1.30%
                         Hypothetical**.......................     $1,000          $1,018.35         $ 6.51           1.30%
  Class C                Actual**.............................     $1,000          $1,002.60         $ 6.46           1.30%
                         Hypothetical**.......................     $1,000          $1,018.35         $ 6.51           1.30%
  Select Class           Actual**.............................     $1,000          $1,006.50         $ 2.74           0.55%
                         Hypothetical**.......................     $1,000          $1,022.07         $ 2.76           0.55%
TAX FREE BOND FUND
  Class A                Actual**.............................     $1,000          $1,020.90         $ 3.81           0.76%
                         Hypothetical**.......................     $1,000          $1,021.03         $ 3.81           0.76%
  Class B                Actual**.............................     $1,000          $1,017.60         $ 7.20           1.44%
                         Hypothetical**.......................     $1,000          $1,017.65         $ 7.20           1.44%
  Select Class           Actual**.............................     $1,000          $1,021.90         $ 2.91           0.58%
                         Hypothetical**.......................     $1,000          $1,021.92         $ 2.91           0.58%
WEST VIRGINIA MUNICIPAL BOND FUND
  Class A                Actual**.............................     $1,000          $1,014.80         $ 4.35           0.87%
                         Hypothetical**.......................     $1,000          $1,020.48         $ 4.36           0.87%
  Class B                Actual**.............................     $1,000          $1,011.60         $ 7.53           1.51%
                         Hypothetical**.......................     $1,000          $1,017.31         $ 7.55           1.51%
  Select Class           Actual**.............................     $1,000          $1,016.20         $ 3.10           0.62%
                         Hypothetical**.......................     $1,000          $1,021.72         $ 3.11           0.62%

------------

 * Beginning account value as of February 18, 2005 (commencement of offering of Class C Shares) and expenses paid during the period from February 18, 2005 through June 30, 2005.
** Beginning account value as of January 1, 2005 and expenses paid during the period from January 1, 2005 through June 30, 2005.

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMORGAN MUNICIPAL BOND FUNDS (UNAUDITED)
--------------------------------------------------------------------------------
TAX LETTER
(UNAUDITED)

ARIZONA MUNICIPAL BOND FUND
KENTUCKY MUNICIPAL BOND FUND
LOUISIANA MUNICIPAL BOND FUND
MICHIGAN MUNICIPAL BOND FUND
MUNICIPAL INCOME FUND
OHIO MUNICIPAL BOND FUND
SHORT TERM MUNICIPAL BOND FUND
TAX FREE BOND FUND
WEST VIRGINIA MUNICIPAL BOND FUND

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended June 30, 2005 (amounts in thousands):

                                                                   LONG-TERM
                                                                 CAPITAL GAIN
                                                              DISTRIBUTION -- 20%
                                                              -------------------
Arizona Municipal Bond Fund.................................        $   22

Tax Free Bond Fund..........................................         8,042

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended June 30, 2005:

                                                                 EXEMPT
                                                              DISTRIBUTIONS
                                                                  PAID
                                                              -------------
Arizona Municipal Bond Fund.................................      96.96%

Kentucky Municipal Bond Fund................................      99.27

Louisiana Municipal Bond Fund...............................      98.26

Michigan Municipal Bond Fund................................      97.18

Municipal Income Fund.......................................      99.71

Ohio Municipal Bond Fund....................................      98.56

Short Term Municipal Bond Fund..............................      99.44

Tax Free Bond Fund..........................................      99.11

West Virginia Municipal Bond Fund...........................      99.57

JPMORGAN FUNDS          MUNICIPAL BOND FUNDS ANNUAL REPORT         June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.



                                                                [JPMORGAN LOGO]
TOG-F-035-AN(8/05)                                              Asset Management

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IN EFFECT AS OF JUNE 30, 2005 IS INCLUDED AS EXHIBIT 12(A)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE SECURITIES AND EXCHANGE COMMISSION HAS STATED THAT THE DESIGNATION OR IDENTIFICATION OF A PERON AS AN AUDIT COMMITTEE FINANCIAL EXPERT PURSUANT TO THIS ITEM 3 OF FORM N-CSR DOES NOT IMPOSE ON SUCH PERSON ANY DUTIES, OBLIGATIONS OR LIABILITIES THAT ARE GREATER THAN THE DUTIES, OBLIGATIONS AND LIABILITIES IMPOSED ON SUCH PERSON AS A MEMBER OF THE AUDIT COMMITTEE AND THE BOARD OF TRUSTEES IN THE ABSENCE OF SUCH DESIGNATION OR IDENTIFICATION.

      (2) If the registrant provides the disclosure required by paragraph
      (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in
          Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

      (3) If the registrant provides the disclosure required by paragraph
      (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     AUDIT FEES

   2004 - $484,610
   2005 - $624,123

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

   AUDIT-RELATED FEES (ON A CALENDAR YEAR BASIS)

   2003 - NONE
   2004 - $9,695,000

THE AUDIT-RELATED FEES CONSIST OF AGGREGATE FEES BILLS FOR ASSURANCE AND RELATED SERVICES BY THE AUDITOR TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT ("SERVICE AFFILIATES"), THAT WERE REASONABLY RELATED TO THE PERFORMANCE OF THE ANNUAL AUDIT OF THE REGISTRANT'S FINANCIAL STATEMENTS. ALSO, INCLUDED ARE EXPENSES RELATED TO AUDIT SERVICES AND PAID BY SERVICE AFFILIATES IN CONNECTION WITH THE INTEGRATION OF, AND SERVICE PROVIDER CONSOLIDATION FOR, THE JPMORGAN FUNDS AND THE ONE GROUP MUTUAL FUNDS (PREDECESSOR TO THE REGISTRANT); THESE CHANGES OCCURRED AFTER JPMORGAN CHASE & CO. MERGED WITH BANK ONE CORPORATION IN JULY 2004. PRE-APPROVAL FOR THESE SERVICES WAS REQUIRED AND OBTAINED FROM THE AUDIT COMMITTEE.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      TAX FEES

   2004 - $139,790
   2005 - $121,177

THE TAX FEES CONSIST OF FEES BILLED IN CONNECTION WITH PREPARING THE FEDERAL REGULATED INVESTMENT COMPANY INCOME TAX RETURNS FOR THE REGISTRANT FOR THE TAX YEARS ENDED JUNE 30, 2004 AND JUNE 30, 2005.

FOR THE LAST TWO FISCAL YEARS, NO TAX FEES WERE REQUIRED TO BE APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      ALL OTHER FEES

   2004 - NOT APPLICABLE
   2005 - NOT APPLICABLE

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PURSUANT TO THE REGISTRANT'S AUDIT COMMITTEE CHARTER AND WRITTEN POLICIES AND PROCEDURES FOR THE PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES (THE "PRE-APPROVAL POLICY"), THE AUDIT COMMITTEE PRE-APPROVES ALL AUDIT AND NON-AUDIT SERVICES PERFORMED BY THE REGISTRANT'S INDEPENDENT AUDITOR FOR THE REGISTRANT. IN ADDITION, THE AUDIT COMMITTEE WILL PRE-APPROVE THE AUDITOR'S ENGAGEMENT FOR NON-AUDIT SERVICES WITH THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING A SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUB-CONTRACTED OR OVERSEEN BY ANOTHER INVESTMENT ADVISER) AND ANY ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT IN ACCORDANCE WITH PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT. INITIALLY THE PRE-APPROVAL POLICY LISTED A NUMBER OF AUDIT AND NON-AUDIT SERVICES THAT HAVE BEEN APPROVED BY THE AUDIT COMMITTEE, OR WHICH WERE NOT SUBJECT TO PRE-APPROVAL UNDER THE TRANSITION PROVISIONS OF SARBANES-OXLEY ACT OF 2002 (THE "PRE-APPROVAL LIST"). THE AUDIT COMMITTEE WILL ANNUALLY REVIEW AND PRE-APPROVE THE SERVICES THAT MAY BE PROVIDED BY THE INDEPENDENT ACCOUNTANT WITHOUT OBTAINING SPECIFIC PRE-APPROVAL FROM THE AUDIT COMMITTEE. THE AUDIT COMMITTEE WILL ADD TO, OR SUBTRACT FROM, THE LIST OF GENERAL PRE-APPROVED SERVICES FROM TIME TO TIME, BASED ON SUBSEQUENT DETERMINATIONS. ALL OTHER AUDIT AND NON-AUDIT SERVICES NOT ON THE PRE-APPROVAL LIST MUST BE SPECIFICALLY PRE-APPROVED BY THE AUDIT COMMITTEE.

ONE OR MORE MEMBERS OF THE AUDIT COMMITTEE MAY BE APPOINTED AS THE COMMITTEE'S DELEGATE FOR THE PURPOSES OF CONSIDERING WHETHER TO APPROVE SUCH SERVICES. ANY PRE-APPROVALS GRANTED BY THE DELEGATE WILL BE REPORTED, FOR INFORMATIONAL PURPOSES ONLY, TO THE AUDIT COMMITTEE AT ITS NEXT SCHEDULED MEETING. THE AUDIT COMMITTEE'S RESPONSIBILITIES TO PRE-APPROVE SERVICES PERFORMED BY THE INDEPENDENT ACCOUNTANT ARE NOT DELEGATED TO MANAGEMENT.

      (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2004 - NONE
2005 - 98.84%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

THE AGGREGATE NON-AUDIT FEES BILLED BY THE AUDITOR FOR SERVICES RENDERED TO THE REGISTRANT, AND RENDERED TO SERVICE AFFILIATES, FOR THE LAST TWO CALENDAR YEAR ENDS WERE $28.3 MILLION IN 2003 AND $25.3 MILLION IN 2004.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE REGISTRANT'S AUDIT COMMITTEE HAS CONSIDERED WHETHER THE PROVISION OF THE NON-AUDIT SERVICES THAT WERE RENDERED TO SERVICE AFFILIATES THAT WERE NOT PRE-APPROVED (NOT REQUIRING PRE-APPROVAL) IS COMPATIBLE WITH MAINTAINING THE AUDITOR'S INDEPENDENCE. ALL SERVICES PROVIDED BY THE AUDITOR TO THE REGISTRANT OR TO SERVICE AFFILIATES THAT WERE REQUIRED TO BE PRE-APPROVED WERE PRE-APPROVED AS REQUIRED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

JPMORGAN FUNDS MANAGEMENT, INC. (FORMERLY KNOWN AS ONE GROUP ADMINISTRATIVE SERVICES, INC.) SERVES AS THE REGISTRANT'S ADMINISTRATOR. THE ADMINISTRATOR AND SUB-ADMINISTRATOR PREPARE FINANCIAL REPORTS AND ADMINISTRATIVE FILINGS ON BEHALF OF THE REGISTRANT. J.P. MORGAN INVESTORS SERVICES CO. BEGAN SERVING AS THE SUB-ADMINISTRATOR AND, IN SUCH CAPACITY, ASSISTED WITH FINANCIAL REPORTING FOR THE PERIOD COVERED BY THIS REPORT. ALL PRE-EXISTING POLICIES AND PROCEDURES REMAIN SUBSTANTIALLY THE SAME.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By: /s/ George C.W. Gatch
    --------------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George C.W. Gatch
    -----------------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    September 8, 2005

By: /s/ Stephanie J. Dorsey
    ------------------------------------------------
    Stephanie J. Dorsey
    Treasurer and Principal Financial Officer
    September 8, 2005